UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2009 – June 30, 2009

Item 1.             Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

EQ Advisors Trust

2009 Semi-Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

EQ ADVISORS TRUST

SEMI-ANNUAL REPORT

June 30, 2009

ALL ASSET ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2009
EQ/International Core PLUS Portfolio	7.6%
EQ/BlackRock Basic Value Equity Portfolio	6.7
EQ/Large Cap Core PLUS Portfolio	6.3
EQ/Large Cap Growth PLUS Portfolio	5.0
EQ/Global Multi-Sector Equity Portfolio	4.6
Multimanager Core Bond Portfolio	3.8
EQ/BlackRock International Value Portfolio	3.4
Multimanager Large Cap Value Portfolio	3.4
EQ/Long Term Bond Portfolio	3.3
Multimanager Large Cap Core Equity Portfolio	3.2
EQ/GAMCO Small Company Value Portfolio	3.1
EQ/Van Kampen Real Estate Portfolio	3.1
EQ/Global Bond PLUS Portfolio	3.0
EQ/GAMCO Mergers & Acquisitions Portfolio	2.9
EQ/AXA Rosenberg Long/Short Value Portfolio	2.8
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	2.8
Multimanager International Equity Portfolio	2.7
iShares COMEX Gold Trust	2.5
Multimanager Small Cap Growth Portfolio	2.4
EQ/Focus PLUS Portfolio	2.1
iShares S&P North American Natural Resources Sector Index Fund	2.1
EQ/Core Bond Index Portfolio	2.0
SPDR Barclays Capital High Yield Bond ETF	2.0
EQ/Quality Bond PLUS Portfolio	1.9
EQ/Large Cap Value PLUS Portfolio	1.8
Multimanager Mid Cap Value Portfolio	1.8
EQ/Boston Advisors Equity Income Portfolio	1.7
iShares MSCI Emerging Markets Index Fund	1.6
EQ/AXA Franklin Small Cap Value Core Portfolio	1.3
EQ/Davis New York Venture Portfolio	1.3
iShares MSCI EAFE Small Cap Index Fund	1.3
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	1.1
iShares Silver Trust	1.0
iShares JP Morgan USD Emerging Markets Bond Fund	0.8
iShares S&P Developed ex-U.S. Property Index Fund	0.7
Multimanager Mid Cap Growth Portfolio	0.7
iShares S&P Global Energy Sector Index Fund	0.6
iShares FTSE/Xinhia China 25 Index Fund	0.4
Multimanager Small Cap Value Portfolio	0.3
SPDR S&P Emerging Asia Pacific ETF	0.3
EQ/Short Duration Bond Portfolio	0.2
EQ/Small Company Index Portfolio	0.2
iShares S&P Global Clean Energy Index Fund	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IB
Actual	$1,000.00	$1,061.80	$1.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.06	1.76

*    Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.35% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

AXA CONSERVATIVE STRATEGY PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2009
EQ/Core Bond Index Portfolio	67.9%
EQ/Intermediate Government Bond Index Portfolio	11.9
EQ/Equity 500 Index Portfolio	6.0
EQ/Large Cap Growth Index Portfolio	3.4
EQ/Large Cap Value Index Portfolio	3.4
EQ/International ETF Portfolio	3.3
EQ/Small Company Index Portfolio	2.9
EQ/Mid Cap Index Portfolio	1.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on April 30, 2009, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six months for the purposes of comparability.

EXAMPLE

	Beginning Account Value†	Ending Account Value 6/30/09	Expenses Paid During Period* Ended 6/30/09
Class IB
Actual	$1,000.00	$1,018.00	$1.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76

†    Portfolio commenced operations on April 30, 2009.

*    Expenses are equal to the Portfolio’s Class IB shares annualized expense ratios of 0.95% multiplied by the average account value over the period, multiplied by 61/365 (to reflect actual days in the period for the actual example) and multiplied by 181/365 (to reflect the one-half year period for the hypothetical example).

2

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2009
EQ/Core Bond Index Portfolio	50.9%
EQ/Equity 500 Index Portfolio	11.4
EQ/Intermediate Government Bond Index Portfolio	8.9
EQ/International ETF Portfolio	6.7
EQ/Large Cap Growth Index Portfolio	6.6
EQ/Large Cap Value Index Portfolio	6.5
EQ/Small Company Index Portfolio	5.9
EQ/Mid Cap Index Portfolio	3.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on April 30, 2009, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six months for the purposes of comparability.

EXAMPLE

	Beginning Account Value†	Ending Account Value 6/30/09	Expenses Paid During Period* Ended 6/30/09
Class IB
Actual	$1,000.00	$1,030.00	$1.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

†    Portfolio commenced operations on April 30, 2009.

*    Expenses are equal to the Portfolio’s Class IB shares annualized expense ratios of 1.00% multiplied by the average account value over the period, multiplied by 61/365 (to reflect actual days in the period for the actual example) and multiplied by 181/365 (to reflect the one-half year period for the hypothetical example).

3

AXA BALANCED STRATEGY PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2009
EQ/Core Bond Index Portfolio	42.3%
EQ/Equity 500 Index Portfolio	15.0
EQ/Large Cap Value Index Portfolio	8.5
EQ/Large Cap Growth Index Portfolio	8.5
EQ/International ETF Portfolio	8.3
EQ/Intermediate Government Bond Index Portfolio	7.5
EQ/Small Company Index Portfolio	7.0
EQ/Mid Cap Index Portfolio	2.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on April 30, 2009, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six months for the purposes of comparability.

EXAMPLE

	Beginning Account Value†	Ending Account Value 6/30/09	Expenses Paid During Period* Ended 6/30/09
Class IB
Actual	$1,000.00	$1,031.00	$1.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

†    Portfolio commenced operations on April 30, 2009.

*    Expenses are equal to the Portfolio’s Class IB shares annualized expense ratios of 1.05% multiplied by the average account value over the period, multiplied by 61/365 (to reflect actual days in the period for the actual example) and multiplied by 181/365 (to reflect the one-half year period for the hypothetical example).

4

AXA MODERATE GROWTH STRATEGY PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2009
EQ/Core Bond Index Portfolio	33.9%
EQ/Equity 500 Index Portfolio	17.7
EQ/Large Cap Growth Index Portfolio	10.0
EQ/Large Cap Value Index Portfolio	9.9
EQ/International ETF Portfolio	9.8
EQ/Small Company Index Portfolio	8.7
EQ/Intermediate Government Bond Index Portfolio	6.0
EQ/Mid Cap Index Portfolio	4.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on April 30, 2009, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six months for the purposes of comparability.

EXAMPLE

	Beginning Account Value†	Ending Account Value 6/30/09	Expenses Paid During Period* Ended 6/30/09
Class IB
Actual	$1,000.00	$1,048.00	$1.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51

†    Portfolio commenced operations on April 30, 2009.

*    Expenses are equal to the Portfolio’s Class IB shares annualized expense ratios of 1.10% multiplied by the average account value over the period, multiplied by 61/365 (to reflect actual days in the period for the actual example) and multiplied by 181/365 (to reflect the one-half year period for the hypothetical example).

5

AXA GROWTH STRATEGY PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2009
EQ/Core Bond Index Portfolio	25.5%
EQ/Equity 500 Index Portfolio	20.6
EQ/Large Cap Value Index Portfolio	11.7
EQ/Large Cap Growth Index Portfolio	11.6
EQ/International ETF Portfolio	11.6
EQ/Small Company Index Portfolio	9.9
EQ/Mid Cap Index Portfolio	4.6
EQ/Intermediate Government Bond Index Portfolio	4.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on April 30, 2009, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six months for the purposes of comparability.

EXAMPLE

	Beginning Account Value†	Ending Account Value 6/30/09	Expenses Paid During Period* Ended 6/30/09
Class IB
Actual	$1,000.00	$1,040.00	$1.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51

†    Portfolio commenced operations on April 30, 2009.

*    Expenses are equal to the Portfolio’s Class IB shares annualized expense ratios of 1.10% multiplied by the average account value over the period, multiplied by 61/365 (to reflect actual days in the period for the actual example) and multiplied by 181/365 (to reflect the one-half year period for the hypothetical example).

6

EQ/AXA FRANKLIN TEMPLETON FOUNDING STRATEGY CORE PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2009
EQ/AXA Franklin Income Core Portfolio	33.9%
EQ/AXA Mutual Shares Core Portfolio	33.2
EQ/AXA Templeton Growth Core Portfolio	32.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,064.60	$0.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.55	0.25
Class IB
Actual	1,000.00	1,064.70	1.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.26	1.56

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.05% and 0.30%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period for the hypothetical example).

7

EQ/INTERNATIONAL ETF PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2009
iShares MSCI EAFE Index Fund	52.1%
iShares S&P Europe 350 Index Fund	12.9
iShares MSCI Japan Index Fund	8.5
iShares MSCI United Kingdom Index Fund	5.0
iShares MSCI EAFE Value Index Fund	4.0
iShares MSCI EAFE Growth Index Fund	3.9
iShares MSCI Pacific ex-Japan Index Fund	3.5
iShares MSCI Germany Index Fund	1.9
iShares MSCI France Index Fund	1.4
iShares MSCI Switzerland Index Fund	1.1
iShares MSCI Australia Index Fund	1.1
iShares MSCI Hong Kong Index Fund	1.0
iShares MSCI Spain Index Fund	0.8
iShares MSCI Sweden Index Fund	0.8
iShares MSCI Italy Index Fund	0.5
iShares MSCI Netherlands Investable Market Index Fund	0.4
iShares MSCI Singapore Index Fund	0.3
iShares MSCI Belgium Investable Market Index Fund	0.3
DJ EURO STOXX 50 Fund	0.3
iShares MSCI Austria Investable Market Index Fund	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,023.70	$2.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.81	2.01
Class IB
Actual	1,000.00	1,022.00	3.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.40% and 0.65%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8

CROSSINGS CONSERVATIVE ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2009
EQ/Bond Index Portfolio	61.0%
EQ/Equity 500 Index Portfolio	10.9
EQ/PIMCO Ultra Short Bond Portfolio	7.0
EQ/Global Bond PLUS Portfolio	6.5
Multimanager Multi-Sector Bond Portfolio	5.5
EQ/International Core PLUS Portfolio	3.0
EQ/Large Cap Core PLUS Portfolio	2.1
EQ/International ETF Portfolio	1.5
EQ/Large Cap Growth PLUS Portfolio	1.2
EQ/Global Multi-Sector Equity Portfolio	1.1
EQ/Mid Cap Value PLUS Portfolio	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,025.50	$0.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.30	0.50
Class IB
Actual	1,000.00	1,025.50	1.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.80	1.00

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.10% and 0.20%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period for the hypothetical example).

9

CROSSINGS CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2009
EQ/Bond Index Portfolio	43.6%
EQ/Equity 500 Index Portfolio	19.1
EQ/International Core PLUS Portfolio	7.1
EQ/PIMCO Ultra Short Bond Portfolio	6.2
EQ/Global Bond PLUS Portfolio	5.4
Multimanager Multi-Sector Bond Portfolio	4.5
EQ/Large Cap Core PLUS Portfolio	4.4
EQ/International ETF Portfolio	3.5
EQ/Small Company Index Portfolio	2.5
EQ/Large Cap Growth PLUS Portfolio	1.9
EQ/Global Multi-Sector Equity Portfolio	1.4
EQ/Mid Cap Value PLUS Portfolio	0.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,031.60	$0.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.30	0.50
Class IB
Actual	1,000.00	1,031.60	1.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.80	1.00

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.10% and 0.20%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period for the hypothetical example).

10

CROSSINGS MODERATE ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2009
EQ/Bond Index Portfolio	36.2%
EQ/Equity 500 Index Portfolio	17.7
EQ/Large Cap Core PLUS Portfolio	9.5
EQ/International Core PLUS Portfolio	9.1
EQ/PIMCO Ultra Short Bond Portfolio	5.2
EQ/Small Company Index Portfolio	5.1
EQ/Global Bond PLUS Portfolio	4.3
EQ/International ETF Portfolio	4.0
Multimanager Multi-Sector Bond Portfolio	3.6
EQ/Global Multi-Sector Equity Portfolio	2.9
EQ/Large Cap Growth PLUS Portfolio	1.9
EQ/Mid Cap Value PLUS Portfolio	0.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,042.60	$0.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.30	0.50
Class IB
Actual	1,000.00	1,041.30	1.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.80	1.00

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.10% and 0.20%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period for the hypothetical example).

11

CROSSINGS MODERATE-PLUS ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2009
EQ/Bond Index Portfolio	26.8%
EQ/Equity 500 Index Portfolio	20.3
EQ/Large Cap Core PLUS Portfolio	17.3
EQ/International Core PLUS Portfolio	15.0
EQ/Small Company Index Portfolio	8.3
EQ/International ETF Portfolio	5.1
EQ/Global Multi-Sector Equity Portfolio	4.5
EQ/Large Cap Growth PLUS Portfolio	1.9
EQ/Mid Cap Value PLUS Portfolio	0.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,050.40	$0.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.30	0.50
Class IB
Actual	1,000.00	1,048.70	1.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.80	1.00

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.10% and 0.20%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period for the hypothetical example).

12

CROSSINGS AGGRESSIVE ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2009
EQ/Equity 500 Index Portfolio	27.6%
EQ/Large Cap Core PLUS Portfolio	22.3
EQ/International Core PLUS Portfolio	19.1
EQ/Small Company Index Portfolio	9.6
EQ/Bond Index Portfolio	8.4
EQ/International ETF Portfolio	5.7
EQ/Global Multi-Sector Equity Portfolio	4.5
EQ/Large Cap Growth PLUS Portfolio	2.1
EQ/Mid Cap Value PLUS Portfolio	0.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,051.20	$0.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.30	0.50
Class IB
Actual	1,000.00	1,051.20	1.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.80	1.00

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.10% and 0.20%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period for the hypothetical example).

13

AXA TACTICAL MANAGER 400 PORTFOLIO-I

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2009
EQ/Mid Cap Index Portfolio	54.2%
iShares S&P MidCap 400 Index Fund	45.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on May 27, 2009, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six months for the purposes of comparability.

EXAMPLE

	Beginning Account Value†	Ending Account Value 6/30/09	Expenses Paid During Period* Ended 6/30/09
Class IA
Actual	$1,000.00	$1,027.00	$0.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51

†    Portfolio commenced operations on May 27, 2009.

*    Expenses are equal to the Portfolio’s Class IA shares annualized expense ratios of 0.70%, multiplied by the average account value over the period, multiplied by 34/365 (to reflect actual days in the period for the actual example) and multiplied by 181/365 (to reflect the one-half year period for the hypothetical example).

14

AXA TACTICAL MANAGER 500 PORTFOLIO-I

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2009
EQ/Equity 500 Index Portfolio	88.8%
SPDR Trust Series 1 Fund	11.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on May 27, 2009, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six months for the purposes of comparability.

EXAMPLE

	Beginning Account Value†	Ending Account Value 6/30/09	Expenses Paid During Period* Ended 6/30/09
Class IA
Actual	$1,000.00	$1,029.00	$0.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51

†    Portfolio commenced operations on May 27, 2009.

*    Expenses are equal to the Portfolio’s Class IA shares annualized expense ratios of 0.70% multiplied by the average account value over the period, multiplied by 34/365 (to reflect actual days in the period for the actual example) and multiplied by 181/365 (to reflect the one-half year period for the hypothetical example).

15

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2009
EQ/Small Company Index Portfolio	98.6%
iShares Russell 2000 Index Fund	1.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on May 27, 2009, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six months for the purposes of comparability.

EXAMPLE

	Beginning Account Value†	Ending Account Value 6/30/09	Expenses Paid During Period* Ended 6/30/09
Class IA
Actual	$1,000.00	$1,037.00	$0.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51

†    Portfolio commenced operations on May 27, 2009.

*    Expenses are equal to the Portfolio’s Class IA shares annualized expense ratios of 0.71% multiplied by the average account value over the period, multiplied by 34/365 (to reflect actual days in the period for the actual example) and multiplied by 181/365 (to reflect the one-half year period for the hypothetical example).

16

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2009
EQ/International ETF Portfolio	64.7%
iShares MSCI EAFE Index Fund	17.6
iShares MSCI EAFE Value Index Fund	8.9
iShares MSCI EAFE Growth Index Fund	8.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on May 27, 2009, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six months for the purposes of comparability.

EXAMPLE

	Beginning Account Value†	Ending Account Value 6/30/09	Expenses Paid During Period* Ended 6/30/09
Class IA
Actual	$1,000.00	$1,019.00	$0.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51

†    Portfolio commenced operations on May 27, 2009.

*    Expenses are equal to the Portfolio’s Class IA shares annualized expense ratios of 0.70% multiplied by the average account value over the period, multiplied by 34/365 (to reflect actual days in the period for the actual example) and multiplied by 181/365 (to reflect the one-half year period for the hypothetical example).

17

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Financials	25.0%
Industrials	10.7
Energy	10.6
Consumer Discretionary	10.2
Consumer Staples	9.2
Health Care	8.3
Materials	7.8
Telecommunication Services	6.1
Information Technology	5.8
Utilities	5.3
Cash and Other	1.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,050.70	$4.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class IB
Actual	1,000.00	1,051.50	5.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.90% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

18

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Information Technology	21.4%
Health Care	17.4
Industrials	17.2
Consumer Discretionary	17.0
Financials	13.1
Energy	5.2
Materials	3.1
Consumer Staples	2.1
Utilities	1.8
Telecommunication Services	1.2
Cash and Other	0.5

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,101.30	$4.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class IB
Actual	1,000.00	1,100.50	5.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.90% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

19

EQ/ARIEL APPRECIATION II PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Financials	28.0%
Consumer Discretionary	23.8
Health Care	15.8
Information Technology	15.0
Consumer Staples	6.6
Industrials	5.2
Energy	1.2
Cash and Other	4.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,143.30	$4.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.98	3.86
Class IB
Actual	1,000.00	1,143.10	5.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.74	5.11

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.77% and 1.02%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period)

20

EQ/AXA FRANKLIN INCOME CORE PORTFOLIO

Distribution of Assets by Sector as of 6/30/09	% of Net Assets
Common Stock	42.5%
Corporate Bonds	36.7
U.S. Government and Agency	9.2
Convertible Preferred Stocks	2.1
Asset-Backed and Mortgage-Backed Securities	0.7
Convertible Bonds	0.6
Preferred Stocks	0.6
Foreign Government and Supranational Securities	0.4
Cash and Other	7.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,101.60	$5.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.93	4.91
Class IB
Actual	1,000.00	1,100.00	6.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.70	6.16

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.98% and 1.23%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

21

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Industrials	21.2%
Consumer Discretionary	16.6
Financials	15.9
Information Technology	11.3
Health Care	9.8
Materials	8.2
Energy	7.3
Utilities	3.5
Consumer Staples	2.2
Telecommunication Services	0.6
Cash and Other	3.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,030.90	$5.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.79	5.06
Class IB
Actual	1,000.00	1,027.70	6.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.55	6.31

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.01% and 1.26%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

22

EQ/AXA MUTUAL SHARES CORE PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Consumer Staples	19.1%
Information Technology	13.2
Financials	12.5
Energy	9.0
Consumer Discretionary	8.9
Health Care	8.7
Industrials	8.6
Utilities	5.2
Materials	4.8
Telecommunication Services	3.3
Cash and Other	6.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,032.70	$5.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class IB
Actual	1,000.00	1,031.20	6.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.00% and 1.25%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

23

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

Sector Weightings as of 6/30/09 (Long Positions)	% of Net Assets
Information Technology	25.7%
Consumer Discretionary	19.0
Health Care	11.3
Financials	10.5
Industrials	8.5
Energy	4.4
Materials	4.3
Consumer Staples	3.7
Telecommunication Services	2.0
Utilities	1.7
Cash and Other	8.9

Total	100.0%

Sector Weightings as of 6/30/09 (Short Positions)	% of Investments
Industrials	18.2%
Health Care	16.5
Financials	15.2
Information Technology	13.9
Consumer Discretionary	10.9
Materials	7.7
Energy	7.7
Utilities	7.2
Consumer Staples	1.5
Telecommunication Services	1.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09- 6/30/09
Class IA
Actual	$1,000.00	$848.80	$7.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.51	8.35
Class IB
Actual	1,000.00	847.40	8.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.27	9.59

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.67% and 1.92%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

24

EQ/AXA TEMPLETON GROWTH CORE PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Information Technology	14.1%
Financials	14.0
Health Care	13.9
Consumer Discretionary	13.5
Industrials	11.1
Energy	9.6
Telecommunication Services	6.6
Consumer Staples	6.4
Materials	4.0
Utilities	2.6
Cash and Other	4.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,063.30	$5.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.21
Class IB
Actual	1,000.00	1,061.70	6.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.40	6.46

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.04% and 1.29%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

25

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Information Technology	18.1%
Financials	16.8
Health Care	14.2
Energy	11.6
Consumer Staples	11.5
Telecommunication Services	7.2
Consumer Discretionary	6.9
Industrials	6.0
Utilities	2.7
Materials	2.5
Cash and Other	2.5

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,050.70	$3.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.22	3.61
Class IB
Actual	1,000.00	1,049.50	4.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.98	4.86

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.72% and 0.97%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

26

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Financials	22.9%
Consumer Discretionary	13.4
Industrials	12.2
Materials	10.5
Telecommunication Services	8.4
Energy	7.9
Consumer Staples	7.9
Health Care	6.9
Utilities	5.2
Information Technology	3.0
Cash and Other	1.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,080.70	$5.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class IB
Actual	1,000.00	1,079.60	6.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.35	6.51

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.05% and 1.30%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

27

EQ/BOND INDEX PORTFOLIO

Distribution of Assets by Sector as of 6/30/09	% of Net Assets
U.S. Government and Agency	71.4%
Corporate Bonds	21.6
Asset-Backed and Mortgage-Backed Securities	4.7
Foreign Government and Supranational Securities	2.8
Cash and Other	(0.5)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,016.60	$2.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.56	2.26
Class IB
Actual	1,000.00	1,014.60	3.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.45% and 0.70%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

28

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Financials	22.2%
Energy	17.5
Health Care	11.0
Consumer Discretionary	8.6
Industrials	8.2
Telecommunication Services	7.3
Utilities	6.2
Consumer Staples	6.0
Information Technology	4.7
Materials	3.7
Cash and Other	4.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$934.30	$3.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01
Class IB
Actual	1,000.00	934.40	5.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

29

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Information Technology	33.7%
Health Care	21.4
Consumer Discretionary.	15.2
Industrials	6.3
Energy	5.8
Financials.	5.2
Materials	3.7
Telecommunication Services	2.6
Consumer Staples.	2.6
Utilities.	1.6
Cash and Other.	1.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,060.60	$4.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class IB
Actual	1,000.00	1,059.20	5.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.90% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

30

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Information Technology	28.4%
Health Care	18.6
Industrials	11.8
Consumer Staples	9.6
Consumer Discretionary	8.9
Financials	8.3
Energy	4.9
Materials	3.2
Telecommunication Services	2.6
Cash and Other	3.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,105.80	$3.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51
Class IB
Actual	1,000.00	1,103.50	4.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.70% and 0.95%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

31

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Information Technology	15.4%
Health Care	15.3
Financials	13.2
Consumer Staples	12.7
Consumer Discretionary	10.2
Industrials	10.0
Energy	9.8
Materials	4.8
Telecommunication Services	4.0
Utilities	1.5
Cash and Other	3.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,054.20	$3.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.22	3.61
Class IB
Actual	1,000.00	1,052.90	4.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.98	4.86

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.72% and 0.97%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

32

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

Distribution of Assets by Sector as of 6/30/09	% of Net Assets
Corporate Bonds	91.9%
Convertible Bonds	0.1
Equities	0.1
Cash and Other	7.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IB
Actual	$1,000.00	$1,213.00	$5.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*    Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.05% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

33

EQ/COMMON STOCK INDEX PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Information Technology	18.4%
Financials	14.1
Health Care	13.7
Energy	11.3
Consumer Staples	10.6
Industrials	10.5
Consumer Discretionary	9.9
Utilities	4.2
Materials	3.8
Telecommunication Services	3.3
Cash and Other	0.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,045.00	$2.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.32	2.51
Class IB
Actual	1,000.00	1,044.30	3.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.50% and 0.75%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

34

EQ/COMMON STOCK INDEX II PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Information Technology	18.6%
Financials	14.1
Health Care	13.5
Energy	11.3
Industrials	10.9
Consumer Staples	10.5
Consumer Discretionary	9.7
Utilities	4.2
Materials	3.7
Telecommunication Services	3.2
Cash and Other	0.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,113.40	$5.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	4.96
Class IB
Actual	1,000.00	1,111.80	6.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.70	6.16

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.99% and 1.24%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

35

EQ/CORE BOND INDEX PORTFOLIO

Distribution of Assets by Sector as of 6/30/09	% of Net Assets
U.S. Government and Agency	73.0%
Corporate Bonds	20.5
Asset-Backed and Mortgage-Backed Securities	3.6
Foreign Government and Supranational Securities	2.9
Municipal Bonds	0.1
Cash and Other	(0.1)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$995.70	$2.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.36	2.46
Class IB
Actual	1,000.00	994.70	3.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.49% and 0.74%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

36

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Financials	27.3%
Energy	14.1
Consumer Discretionary	11.6
Consumer Staples	11.3
Information Technology	10.8
Health Care	9.6
Industrials	5.6
Materials	5.3
Utilities	0.3
Cash and Other	4.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,071.50	$5.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.74	5.11
Class IB
Actual	1,000.00	1,070.00	6.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.40	6.46

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.02% and 1.27%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

37

EQ/EQUITY 500 INDEX PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Information Technology	18.4%
Health Care	14.0
Financials	13.4
Energy	12.4
Consumer Staples	12.0
Industrials	9.8
Consumer Discretionary	8.9
Utilities	4.0
Telecommunication Services	3.5
Materials	3.2
Cash and Other	0.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,031.10	$1.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.86	1.96
Class IB
Actual	1,000.00	1,030.00	3.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.62	3.21

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.39% and 0.64%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

38

EQ/EVERGREEN OMEGA PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Information Technology	33.8%
Health Care	17.7
Consumer Discretionary	17.3
Financials	10.7
Energy	6.7
Industrials	6.1
Consumer Staples	5.0
Cash and Other	2.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,116.90	$4.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class IB
Actual	1,000.00	1,115.30	6.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.90% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

39

EQ/FOCUS PLUS PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Information Technology	29.1%
Health Care	13.5
Consumer Staples	13.4
Industrials	10.8
Consumer Discretionary	10.8
Financials	9.1
Energy	5.5
Materials	5.4
Utilities	0.7
Telecommunication Services	0.4
Cash and Other	1.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,042.60	$4.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.25
Class IB
Actual	1,000.00	1,041.90	5.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.44	5.40

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.85% and 1.10%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

40

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Health Care	8.8%
Information Technology	8.3
Telecommunication Services	7.5
Financials	6.1
Consumer Discretionary	5.9
Industrials	5.5
Utilities	4.3
Consumer Staples	4.1
Materials	1.8
Energy	1.3
Cash and Other	46.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,071.70	$5.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class IB
Actual	1,000.00	1,070.60	6.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.10	6.76

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 1.10% and 1.35%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

41

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Industrials	26.3%
Consumer Discretionary	19.9
Consumer Staples	10.1
Utilities	8.3
Information Technology	7.8
Health Care	7.6
Financials	6.8
Materials	6.4
Telecommunication Services	2.4
Energy	2.4
Cash and Other	2.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,126.00	$4.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.28	4.56
Class IB
Actual	1,000.00	1,124.40	6.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.04	5.81

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.91% and 1.16%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

42

EQ/GLOBAL BOND PLUS PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
U.S. Government and Agency	51.6%
Corporate Bonds	24.9
Foreign Government and Supranational Securities	18.2
Asset-Backed and Mortgage-Backed Securities.	2.7
Municipal Bonds	0.1
Cash and Other	2.5

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09- 6/30/09
Class IA
Actual	$1,000.00	$981.20	$4.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.63	4.21
Class IB
Actual	1,000.00	979.10	5.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.39	5.46

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.84% and 1.09%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

43

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Financials	21.4%
Information Technology	11.3
Energy	9.9
Consumer Discretionary	9.5
Consumer Staples	9.5
Industrials	8.9
Health Care	8.4
Materials	6.6
Telecommunication Services	5.6
Utilities	4.5
Investment Companies	0.4
Cash and Other	4.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,214.40	$7.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.80	7.05
Class IB
Actual	1,000.00	1,213.90	9.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.46	8.40

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.41% and 1.66%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

44

EQ/GOVERNMENT SECURITIES PORTFOLIO

Distribution of Assets by Sector as of 6/30/09	% of Net Assets
U.S. Government and Agency	79.6%
Asset-Backed and Mortgage-Backed Securities	11.6
Corporate Bonds	14.8
Cash and Other	(6.0)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,009.20	$3.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76

*    Expenses are equal to the Portfolio’s Class IA shares annualized expense ratio of 0.75% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

45

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

Distribution of Assets by Sector as of 6/30/09	% of Net Assets
U.S. Government and Agency	76.6%
Exchange Traded Funds	19.3
Corporate Bonds	3.9
Cash and Other	0.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$973.70	$2.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.36	2.46
Class IB
Actual	1,000.00	972.50	3.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.12	3.71

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.49% and 0.74%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

46

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Financials	15.9%
Energy	15.7
Materials	12.3
Industrials	10.5
Investment Companies	10.0
Consumer Staples	9.4
Consumer Discretionary	6.1
Health Care	5.4
Utilities	4.1
Telecommunication Services	3.7
Information Technology	3.2
Cash and Other	3.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,104.40	$4.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.25
Class IB
Actual	1,000.00	1,102.90	5.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.50

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.85% and 1.10%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

47

EQ/INTERNATIONAL GROWTH PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Consumer Staples	18.4%
Financials	14.6
Information Technology	13.9
Health Care	11.9
Consumer Discretionary	10.6
Energy	9.7
Materials	8.2
Telecommunication Services	5.4
Industrials	4.0
Utilities	1.1
Cash and Other	2.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,097.90	$5.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.49	5.36
Class IB
Actual	1,000.00	1,095.20	7.07
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.05	6.80

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 1.07% and 1.32%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

48

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Financials	22.6%
Energy	19.1
Health Care	11.3
Information Technology	8.6
Consumer Discretionary	8.0
Consumer Staples	7.6
Industrials	7.3
Utilities	5.6
Telecommunication Services	5.4
Materials	4.2
Cash and Other	0.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,068.10	$3.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76
Class IB
Actual	1,000.00	1,067.90	5.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

49

EQ/LARGE CAP CORE PLUS PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Information Technology	15.8%
Health Care	13.2
Financials	12.8
Energy	11.1
Industrials	10.0
Consumer Staples	9.9
Exchange Traded Funds	9.8
Consumer Discretionary	7.8
Materials	2.8
Utilities	2.4
Telecommunication Services	2.0
Cash and Other	2.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,042.40	$3.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76
Class IB
Actual	1,000.00	1,042.40	5.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

50

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Information Technology	31.1%
Health Care	17.1
Consumer Staples	16.2
Consumer Discretionary	10.1
Industrials	9.9
Financials	4.9
Energy	4.3
Materials	3.8
Utilities	1.0
Telecommunication Services	0.6
Cash and Other	1.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,110.90	$2.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.36	2.46
Class IB
Actual	1,000.00	1,107.70	3.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.49% and 0.74%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

51

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Information Technology	26.1%
Health Care	12.2
Consumer Staples	12.2
Industrials	9.4
Consumer Discretionary	8.9
Exchange Traded Funds	8.9
Financials	8.7
Materials	6.1
Energy	5.1
Telecommunication Services	0.4
Utilities	0.7
Cash and Other	1.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,097.20	$3.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.27	3.56
Class IB
Actual	1,000.00	1,098.60	4.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.71% and 0.96%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

52

EQ/LARGE CAP VALUE INDEX PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Financials	22.4%
Energy	19.4
Industrials	9.8
Health Care	9.8
Consumer Discretionary	8.9
Utilities	7.7
Telecommunication Services	6.2
Consumer Staples	5.8
Information Technology	4.8
Materials	3.6
Cash and Other	1.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 6/30/09
Class IA
Actual	$1,000.00	$971.80	$2.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.36	2.46
Class IB
Actual	1,000.00	971.60	3.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.88	3.96

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.49% and 0.74%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

53

EQ/LARGE CAP VALUE PLUS PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Financials	20.1%
Energy	17.2
Health Care	11.1
Consumer Discretionary	10.2
Consumer Staples	8.7
Industrials	8.6
Information Technology	7.6
Utilities	6.3
Telecommunication Services	6.1
Materials	3.1
Cash and Other	1.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$981.90	$3.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76
Class IB
Actual	1,000.00	979.30	4.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

54

EQ/LONG TERM BOND PORTFOLIO

Distribution of Assets by Sector as of 6/30/09	% of Net Assets
Corporate Bonds	54.6%
U.S. Government and Agency	30.4
Asset-Backed and Mortgage-Backed Securities	10.5
Foreign Government Securities	1.4
Municipal Bonds	1.3
Cash and Other	1.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$950.60	$2.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.02	2.81
Class IB
Actual	1,000.00	949.20	4.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.38	4.46

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.56% and 0.81%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

55

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Financials	30.4%
Consumer Discretionary	15.9
Energy	11.2
Health Care	10.2
Consumer Staples	8.9
Industrials	8.4
Information Technology	5.4
Telecommunication Services	2.9
Materials	1.3
Cash and Other	5.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$990.70	$3.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76
Class IB
Actual	1,000.00	989.40	4.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

56

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Information Technology	19.8%
Financials	17.6
Consumer Discretionary	13.2
Energy	12.1
Health Care	9.4
Materials	7.2
Consumer Staples	7.0
Industrials	6.2
Telecommunication Services	2.3
Utilities	1.0
Cash and Other	4.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,053.90	$3.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.12	3.71
Class IB
Actual	1,000.00	1,052.70	5.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	4.96

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.74% and 0.99%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

57

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Industrials	20.9%
Consumer Discretionary	17.0
Financials	14.1
Health Care	11.1
Energy	10.3
Information Technology	9.2
Materials	5.9
Utilities	4.0
Telecommunication Services	2.6
Consumer Staples	2.4
Cash and Other	2.5

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,001.50	$3.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01
Class IB
Actual	1,000.00	1,000.00	5.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

58

EQ/MID CAP INDEX PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Financials	17.3%
Consumer Discretionary.	15.1
Industrials	14.4
Information Technology	14.2
Health Care	12.6
Materials	7.0
Utilities	6.6
Energy	6.1
Consumer Staples	3.9
Telecommunication Services	0.6
Cash and Other	2.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,080.00	$2.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.22	2.61
Class IB
Actual	1,000.00	1,079.10	4.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.93	3.91

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.52% and 0.77%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

59

EQ/MID CAP VALUE PLUS PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Financials	23.2%
Exchange Traded Funds	11.2
Utilities	10.6
Consumer Discretionary	10.3
Industrials	9.4
Information Technology	7.4
Energy	7.4
Materials	6.5
Consumer Staples	5.7
Health Care	4.9
Telecommunication Services	1.7
Cash and Other	1.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,051.80	$4.07
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01
Class IB
Actual	1,000.00	1,052.50	5.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

60

EQ/MONEY MARKET PORTFOLIO

Distribution of Assets by Sector as of 6/30/09	% of Net Assets
Commercial Paper	56.5%
Government Securities	21.6
Certificates of Deposits	16.6
Time Deposits	5.3
Cash and Other	0.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,001.20	$0.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.15	0.65
Class IB
Actual	1,000.00	1,000.10	1.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.96	1.86

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.13% and 0.38%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

61

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Information Technology	30.9%
Consumer Staples	21.1
Health Care	15.5
Energy	11.5
Consumer Discretionary	8.2
Financials	5.5
Industrials	4.8
Materials	2.1
Cash and Other	0.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,086.40	$4.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.18	4.66
Class IB
Actual	1,000.00	1,086.40	6.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.94	5.91

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.93% and 1.18%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

62

EQ/OPPENHEIMER GLOBAL PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Information Technology	29.5%
Consumer Discretionary	16.6
Financials	13.3
Industrials	13.0
Consumer Staples	10.9
Health Care	6.8
Energy	5.0
Telecommunication Services	2.7
Utilities	0.9
Cash and Other	1.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,121.30	$5.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class IB
Actual	1,000.00	1,119.80	7.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.10	6.76

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.10% and 1.35%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

63

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

Distribution of Assets by Sector as of 6/30/09	% of Net Assets
U.S. Government and Agency	82.8%
Corporate Bonds	22.8
Asset-Backed and Mortgage-Backed Securities	10.1
Municipal Bonds	0.8
Cash and Other	(16.5)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09- 6/30/09
Class IA
Actual	$1,000.00	$1,060.30	$3.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51
Class IB
Actual	1,000.00	1,060.30	4.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.70% and 0.95%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

64

EQ/QUALITY BOND PLUS PORTFOLIO

Distribution of Assets by Sector as of 6/30/09	% of Net Assets
U.S. Government and Agency	65.7%
Corporate Bonds	25.3
Asset-Backed and Mortgage-Backed Securities	5.6
Foreign Government and Supranational Securities	2.9
Cash and Other	0.5

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,020.60	$2.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.87	2.96
Class IB
Actual	1,000.00	1,018.40	4.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.59% and 0.84%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

65

EQ/SHORT DURATION BOND PORTFOLIO

Distribution of Assets by Sector as of 6/30/09	% of Net Assets
Asset-Backed and Mortgage-Backed Securities	37.5%
U.S. Government and Agency	33.6
Corporate Bonds	27.7
Supranational Securities	2.6
Municipal Bonds	0.7
Cash and Other	(2.1)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,049.50	$3.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.87	2.96
Class IB
Actual	1,000.00	1,047.30	4.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.23	4.61

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.59% and 0.84%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

66

EQ/SMALL COMPANY INDEX PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Information Technology	19.6%
Financials	18.8
Industrials	15.8
Health Care	14.8
Consumer Discretionary	12.9
Energy	4.4
Materials	3.9
Utilities	3.5
Consumer Staples	3.4
Telecommunication Services	1.3
Cash and Other	1.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,020.70	$1.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.86	1.96
Class IB
Actual	1,000.00	1,020.70	3.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.39% and 0.64%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

67

EQ/SMALL COMPANY INDEX II PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Information Technology	20.2%
Financials	19.1
Industrials	16.2
Health Care	15.0
Consumer Discretionary	12.8
Energy	4.5
Materials	3.9
Utilities	3.5
Consumer Staples	3.4
Telecommunication Services	1.3
Cash and Other	0.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,113.40	$5.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	4.86
Class IB
Actual	1,000.00	1,134.30	6.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.79	6.06

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.04% and 1.29%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

68

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Information Technology	29.4%
Health Care	15.1
Consumer Discretionary	13.1
Financials	11.1
Consumer Staples	8.3
Energy	7.7
Industrials	7.3
Telecommunication Services	4.2
Materials	3.0
Cash and Other	0.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,151.00	$5.07
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76
Class IB
Actual	1,000.00	1,149.90	6.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01
* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.95% and 1.20%, respectively, multiplied by 181/365 (to reflect the one-half year period).

69

EQ/UBS GROWTH AND INCOME PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Information Technology	15.7%
Health Care	14.9
Energy	14.8
Consumer Discretionary	13.6
Industrials	12.9
Financials	12.3
Utilities	6.0
Consumer Staples	4.5
Telecommunication Services	2.8
Materials	1.4
Cash and Other	1.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IB
Actual	$1,000.00	$1,067.00	$5.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*    Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.05% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

70

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Financials	19.0%
Consumer Discretionary	18.1
Health Care	16.0
Consumer Staples	15.4
Information Technology	13.1
Materials	5.8
Telecommunication Services	4.1
Energy	3.8
Industrials	1.6
Cash and Other	3.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,031.80	$3.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76
Class IB
Actual	1,000.00	1,030.20	5.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

71

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Consumer Discretionary	25.6%
Information Technology	19.6
Health Care	12.1
Industrials	10.4
Energy	10.1
Financials	8.9
Materials	7.1
Telecommunication Services	1.4
Cash and Other	4.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$1,233.50	$4.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26
Class IB
Actual	1,000.00	1,232.20	6.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.85% and 1.10%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

72

EQ/VAN KAMPEN REAL ESTATE PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Financials	91.6%
Consumer Discretionary	4.7
Health Care	0.9
Cash and Other	2.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class IA
Actual	$1,000.00	$917.00	$4.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.79	5.06
Class IB
Actual	1,000.00	918.90	5.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.55	6.31

*    Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.01% and 1.26%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

73

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AXA Franklin Small Cap Value Core Portfolio‡	479,077	$3,198,257
EQ/AXA Rosenberg Value Long/Short Equity Portfolio‡	768,164	6,598,528
EQ/BlackRock Basic Value Equity Portfolio‡	1,581,872	16,074,798
EQ/BlackRock International Value Portfolio‡	855,635	8,016,686
EQ/Boston Advisors Equity Income Portfolio‡	1,030,423	4,103,405
EQ/Core Bond Index Portfolio‡	505,667	4,711,451
EQ/Davis New York Venture Portfolio‡	443,298	3,185,597
EQ/Focus PLUS Portfolio‡	462,967	4,990,969
EQ/GAMCO Mergers & Acquisitions Portfolio‡	645,123	6,939,059
EQ/GAMCO Small Company Value Portfolio‡	317,039	7,477,824
EQ/Global Bond PLUS Portfolio‡	762,974	7,153,390
EQ/Global Multi-Sector Equity Portfolio‡	1,169,490	10,869,246
EQ/International Core PLUS Portfolio‡	2,422,506	18,188,039
EQ/Large Cap Core PLUS Portfolio‡	2,540,705	14,998,638
EQ/Large Cap Growth PLUS Portfolio‡	969,332	12,040,674
EQ/Large Cap Value PLUS Portfolio‡	560,596	4,264,449
EQ/Long Term Bond Portfolio‡	618,446	7,979,160
EQ/Quality Bond PLUS Portfolio‡	508,007	4,534,808
EQ/Short Duration Bond Portfolio‡	58,317	569,033
EQ/Small Company Index Portfolio‡	66,249	458,064
EQ/Van Kampen Real Estate Portfolio‡	1,689,747	7,476,934
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	65,600	6,666,928
iShares COMEX Gold Trust*	64,240	5,861,258
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	61,320	2,522,091
iShares FTSE/Xinhua China 25 Index Fund	27,200	1,043,664
iShares JP Morgan USD Emerging Markets Bond Fund	20,660	1,943,693
iShares MSCI EAFE Small Cap Index Fund	101,800	3,052,982
iShares MSCI Emerging Markets Index Fund	118,700	3,825,701
iShares S&P Developed ex-U.S. Property Index Fund	63,800	1,665,180
iShares S&P Global Clean Energy Index Fund	24,310	552,566
iShares S&P Global Energy Sector Index Fund	48,810	1,498,467
iShares S&P North American Natural Resources Sector Index Fund	178,660	4,950,669
iShares Silver Trust*	169,550	2,268,579

	Number of Shares	Value (Note 1)
Multimanager Core Bond Portfolio‡	903,581	$9,095,671
Multimanager International Equity Portfolio‡	722,652	6,460,071
Multimanager Large Cap Core Equity Portfolio‡	1,007,708	7,652,463
Multimanager Large Cap Value Portfolio‡	1,110,007	8,117,122
Multimanager Mid Cap Growth Portfolio*‡	269,416	1,567,331
Multimanager Mid Cap Value Portfolio‡	663,762	4,330,120
Multimanager Small Cap Growth Portfolio*‡	1,009,050	5,718,882
Multimanager Small Cap Value Portfolio‡	99,863	701,538
SPDR Barclays Capital High Yield Bond ETF	134,400	4,729,536
SPDR S&P Emerging Asia Pacific ETF	11,000	661,430

Total Investment Companies (99.8%) (Cost $302,222,649)		238,714,951

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.5%)
JPMorgan Chase Nassau 0.000%, 7/1/09 (Amortized Cost $1,247,204)	$1,247,204	1,247,204

Total Investments (100.3%) (Cost/Amortized Cost $303,469,853)		239,962,155
Other Assets Less Liabilities (-0.3%)		(617,953)

Net Assets (100%)		$239,344,202

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Financial Statements. 74

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value June 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/AXA Franklin Small Cap Value Core Portfolio(a)	$5,222,730	$28,223	$3,991,761	$3,198,257	$—	$(1,831,934)
EQ/AXA Rosenberg Value Long/Short Equity Portfolio	10,843,701	1,640,436	5,279,283	6,598,528	—	(448,751)
EQ/BlackRock Basic Value Equity Portfolio	17,052,035	74,570	2,955,991	16,074,798	—	(1,232,725)
EQ/BlackRock International Value Portfolio	8,662,371	48,878	2,714,902	8,016,686	—	(1,572,520)
EQ/Boston Advisors Equity Income Portfolio	4,764,206	14,450	380,508	4,103,405	—	(53,455)
EQ/Core Bond Index Portfolio	—	5,440,887	834,983	4,711,451	—	5,037
EQ/Davis New York Venture Portfolio	5,952,868	2,605,572	9,073,594	3,185,597	—	(4,337,827)
EQ/Focus PLUS Portfolio(b)	4,922,941	5,572	215,098	4,990,969	—	(79,331)
EQ/GAMCO Mergers & Acquisitions Portfolio	6,549,376	420,610	621,091	6,939,059	—	(150,935)
EQ/GAMCO Small Company Value Portfolio	7,727,202	27,983	1,813,411	7,477,824	—	(668,431)
EQ/Global Bond PLUS Portfolio(c)	2,864,906	4,613,479	339,470	7,153,390	—	(29,292)
EQ/Global Multi-Sector Equity Portfolio(d)	6,711,240	2,679,170	1,586,741	10,869,246	—	(944,205)
EQ/Intermediate Government Bond Index Portfolio	—	1,092,047	1,092,047	—	—	(9,219)
EQ/International Core PLUS Portfolio	19,275,554	80,916	6,408,668	18,188,039	—	(3,535,204)
EQ/Large Cap Core PLUS Portfolio	9,933,140	5,982,398	2,687,984	14,998,638	—	(233,001)
EQ/Large Cap Growth PLUS Portfolio	13,340,694	66,119	3,237,135	12,040,674	—	(721,068)
EQ/Large Cap Value PLUS Portfolio	870,846	2,917,443	104,847	4,264,449	—	(50,705)
EQ/Long Term Bond Portfolio	14,017,431	33,899	5,757,359	7,979,160	—	(485,141)
EQ/Money Market Portfolio	2,650,160	1,259	2,651,419	—	1,259	(18)
EQ/PIMCO Real Return Portfolio	7,665,704	17,517	8,458,505	—	—	(390,501)
EQ/Quality Bond PLUS Portfolio	3,698,534	2,540,056	2,057,866	4,534,808	—	(260,675)
EQ/Short Duration Bond Portfolio	10,061,043	17,161	10,291,470	569,033	—	(688,111)
EQ/Small Company Index Portfolio	2,235,285	3,665	2,056,301	458,064	—	(175,089)
EQ/Van Kampen Real Estate Portfolio	5,751,777	2,550,159	2,057,744	7,476,934	—	(1,240,384)
Multimanager Core Bond Portfolio	10,314,111	230,446	1,662,470	9,095,671	156,088	(21,899)
Multimanager International Equity Portfolio	11,309,261	21,984	10,417,746	6,460,071	—	(4,930,474)
Multimanager Large Cap Core Equity Portfolio	9,899,127	45,170	4,524,333	7,652,463	—	(1,475,563)
Multimanager Large Cap Value Portfolio	8,797,214	32,672	1,400,060	8,117,122	—	(649,242)
Multimanager Mid Cap Growth Portfolio	1,528,771	6,739	323,484	1,567,331	—	(168,395)
Multimanager Mid Cap Value Portfolio	4,241,342	17,972	812,791	4,330,120	—	(399,221)
Multimanager Multi-Sector Bond Portfolio(e)	2,486,173	4,970	3,814,198	—	—	(1,256,124)

See Notes to Financial Statements. 75

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value June 30, 2009	Dividend Income	Realized Gain (Loss)
Multimanager Small Cap Growth Portfolio	$5,547,444	$14,896	$532,242	$5,718,882	$—	$(192,549)
Multimanager Small Cap Value Portfolio	691,545	—	—	701,538	—	—

	$225,588,732	$33,277,318	$100,155,502	$197,472,207	$157,347	$(28,226,952)

(a)	formerly known as EQ/Franklin Small Cap Value Portfolio
(b)	formerly known as EQ/Marsico Focus Portfolio
(c)	formerly known as EQ/Evergreen International Bond Portfolio
(d)	formerly known as EQ/Van Kampen Emerging Markets Equity Portfolio
(e)	formerly known as Multimanager High Yield Portfolio

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Exchange Traded Funds (ETFs)	$41,242,744	$–	$–	$41,242,744
Investment Companies	–	197,472,207	–	197,472,207
Short-Term Investments	–	1,247,204	–	1,247,204
Total Asset	$41,242,744	$198,719,411	$–	$239,962,155
Total Liability	$–	$–	$–	$–
Total	$41,242,744	$198,719,411	$–	$239,962,155

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$56,923,703
Net Proceeds of Sales and Redemptions:
Investment Companies	$76,678,361
As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$3,712,169
Aggregate gross unrealized depreciation	(67,148,028)

Net unrealized depreciation	$(63,435,859)

Federal income tax cost of investments	$303,398,014

See Notes to Financial Statements. 76

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	42,709	$397,928
EQ/Equity 500 Index Portfolio‡	2,161	35,100
EQ/Intermediate Government Bond Index Portfolio‡	7,252	69,827
EQ/International ETF Portfolio‡	2,990	19,406
EQ/Large Cap Growth Index Portfolio‡	3,129	19,740
EQ/Large Cap Value Index Portfolio‡	4,776	19,711
EQ/Mid Cap Index Portfolio‡	1,327	7,164
EQ/Small Company Index Portfolio‡	2,438	16,856

Total Investments (80.1%) (Cost $584,279)		585,732
Other Assets Less Liabilities (19.9%)		145,967

Net Assets (100%)		$731,699

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended June 30, 2009, were as follows:

Securities	Market Value April 30, 2009*	Purchases at Cost	Sales at Cost	Market Value June 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$—	$424,582	$27,349	$397,928	$—	$253
EQ/Equity 500 Index Portfolio	—	37,383	2,397	35,100	—	140
EQ/Intermediate Government Bond Index Portfolio	—	74,752	4,913	69,827	—	(42)
EQ/International ETF Portfolio	—	20,368	1,177	19,406	—	141
EQ/Large Cap Growth Index Portfolio	—	20,991	1,338	19,740	—	83
EQ/Large Cap Value Index Portfolio	—	20,991	1,354	19,711	—	67
EQ/Mid Cap Index Portfolio	—	7,338	296	7,164	—	9
EQ/Small Company Index Portfolio	—	17,763	1,065	16,856	—	52

	$—	$624,168	$39,889	$585,732	$—	$703

* The Portfolio commenced operations on April 30, 2009.

See Notes to Financial Statements. 77

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$–	$585,732	$–	$585,732
Total Asset	$–	$585,732	$–	$585,732
Total Liability	$–	$–	$–	$–
Total	$–	$585,732	$–	$585,732

The Portfolio held no derivatives contracts during the period ended June 30, 2009.

Investment security transactions for the period ended June 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$624,168
Net Proceeds of Sales and Redemptions:
Investment Companies	$40,592
As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$1,464
Aggregate gross unrealized depreciation	(11)

Net unrealized appreciation	$1,453

Federal income tax cost of investments	$584,279

See Notes to Financial Statements. 78

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	29,537	$275,202
EQ/Equity 500 Index Portfolio‡	3,809	61,872
EQ/Intermediate Government Bond Index Portfolio‡	5,010	48,238
EQ/International ETF Portfolio‡	5,551	36,024
EQ/Large Cap Growth Index Portfolio‡	5,608	35,376
EQ/Large Cap Value Index Portfolio‡	8,559	35,323
EQ/Mid Cap Index Portfolio‡	3,143	16,967
EQ/Small Company Index Portfolio‡	4,571	31,602

Total Investments (100.0%) (Cost $536,499)		540,604
Other Assets Less Liabilities (0.0%)		(148)

Net Assets (100%)		$540,456

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended June 30, 2009, were as follows:

Securities	Market Value April 30, 2009*	Purchases at Cost	Sales at Cost	Market Value June 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$—	$273,740	$15	$275,202	$—	$—
EQ/Equity 500 Index Portfolio	—	61,349	4	61,872	—	—
EQ/Intermediate Government Bond Index Portfolio	—	48,177	3	48,238	—	—
EQ/International ETF Portfolio	—	35,163	2	36,024	—	1
EQ/Large Cap Growth Index Portfolio	—	35,039	2	35,376	—	—
EQ/Large Cap Value Index Portfolio	—	35,039	2	35,323	—	—
EQ/Mid Cap Index Portfolio	—	16,738	1	16,967	—	—
EQ/Small Company Index Portfolio	—	31,284	1	31,602	—	—

	$—	$536,529	$30	$540,604	$—	$1

* The Portfolio commenced operations on April 30, 2009.

See Notes to Financial Statements. 79

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$–	$540,604	$–	$540,604
Total Asset	$–	$540,604	$–	$540,604
Total Liability	$–	$–	$–	$–
Total	$–	$540,604	$–	$540,604

The Portfolio held no derivatives contracts during the period ended June 30, 2009.

Investment security transactions for the period ended June 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$526,529
Net Proceeds of Sales and Redemptions:
Investment Companies	$31

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,105
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$4,105

Federal income tax cost of investments	$536,499

See Notes to Financial Statements. 80

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	44,647	$415,993
EQ/Equity 500 Index Portfolio‡	9,075	147,427
EQ/Intermediate Government Bond Index Portfolio‡	7,595	73,130
EQ/International ETF Portfolio‡	12,614	81,858
EQ/Large Cap Growth Index Portfolio‡	13,219	83,395
EQ/Large Cap Value Index Portfolio‡	20,222	83,452
EQ/Mid Cap Index Portfolio‡	5,289	28,555
EQ/Small Company Index Portfolio‡	9,954	68,826

Total Investments (94.5%) (Cost $974,256)		982,636
Other Assets Less Liabilities (5.5%)		57,646

Net Assets (100%)		$1,040,282

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended June 30, 2009, were as follows:

Securities	Market Value April 30, 2009*	Purchases at Cost	Sales at Cost	Market Value June 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$—	$414,167	$16	$415,993	$—	$—
EQ/Equity 500 Index Portfolio	—	145,822	5	147,427	—	—
EQ/Intermediate Government Bond Index Portfolio	—	72,979	3	73,130	—	—
EQ/International ETF Portfolio	—	80,463	3	81,858	—	1
EQ/Large Cap Growth Index Portfolio	—	82,442	3	83,395	—	—
EQ/Large Cap Value Index Portfolio	—	82,442	3	83,452	—	—
EQ/Mid Cap Index Portfolio	—	28,086	1	28,555	—	—
EQ/Small Company Index Portfolio	—	67,892	3	68,826	—	—

	$—	$974,293	$37	$982,636	$—	$1

* The Portfolio commenced operations on April 30, 2009.

See Notes to Financial Statements. 81

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$–	$982,636	$–	$982,636
Total Asset	$–	$982,636	$–	$982,636
Total Liability	$–	$–	$–	$–
Total	$–	$982,636	$–	$982,636

The Portfolio held no derivatives contracts during the period ended June 30, 2009.

Investment security transactions for the period ended June 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$974,293
Net Proceeds of Sales and Redemptions:
Investment Companies	$38
As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$8,380
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$8,380

Federal income tax cost of investments	$974,256

See Notes to Financial Statements. 82

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	84,022	$782,854
EQ/Equity 500 Index Portfolio‡	25,142	408,452
EQ/Intermediate Government Bond Index Portfolio‡	14,315	137,828
EQ/International ETF Portfolio‡	34,973	226,947
EQ/Large Cap Growth Index Portfolio‡	36,422	229,768
EQ/Large Cap Value Index Portfolio‡	55,643	229,627
EQ/Mid Cap Index Portfolio‡	16,971	91,629
EQ/Small Company Index Portfolio‡	28,860	199,548

Total Investments (97.6%) (Cost $2,293,360)		2,306,653
Other Assets Less Liabilities (2.4%)		56,694

Net Assets (100%)		$2,363,347

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended June 30, 2009, were as follows:

Securities	Market Value April 30, 2009*	Purchases at Cost	Sales at Cost	Market Value June 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$—	$798,042	$18,790	$782,854	$—	$174
EQ/Equity 500 Index Portfolio	—	415,908	9,880	408,452	—	578
EQ/Intermediate Government Bond Index Portfolio	—	140,744	3,376	137,828	—	(30)
EQ/International ETF Portfolio	—	230,100	4,855	226,947	—	584
EQ/Large Cap Growth Index Portfolio	—	233,722	5,515	229,768	—	342
EQ/Large Cap Value Index Portfolio	—	233,722	5,581	229,627	—	276
EQ/Mid Cap Index Portfolio	—	92,206	1,220	91,629	—	35
EQ/Small Company Index Portfolio	—	202,522	4,389	199,548	—	213

	$—	$2,346,966	$53,606	$2,306,653	$—	$2,172

* The Portfolio commenced operations on April 30, 2009.

See Notes to Financial Statements. 83

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$–	$2,306,653	$–	$2,306,653
Total Asset	$–	$2,306,653	$–	$2,306,653
Total Liability	$–	$–	$–	$–
Total	$–	$2,306,653	$–	$2,306,653

The Portfolio held no derivatives contracts during the period ended June 30, 2009.

Investment security transactions for the period ended June 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$2,346,966
Net Proceeds of Sales and Redemptions:
Investment Companies	$55,778
As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$13,293
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$13,293

Federal income tax cost of investments	$2,293,360

See Notes to Financial Statements. 84

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	36,446	$339,578
EQ/Equity 500 Index Portfolio‡	16,944	275,265
EQ/Intermediate Government Bond Index Portfolio‡	6,203	59,719
EQ/International ETF Portfolio‡	23,834	154,669
EQ/Large Cap Growth Index Portfolio‡	24,628	155,367
EQ/Large Cap Value Index Portfolio‡	37,683	155,508
EQ/Mid Cap Index Portfolio‡	11,249	60,735
EQ/Small Company Index Portfolio‡	19,145	132,371

Total Investments (86.7%) (Cost $1,324,235)		1,333,212
Other Assets Less Liabilities (13.3%)		204,470

Net Assets (100%)		$1,537,682

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended June 30, 2009, were as follows:

Securities	Market Value April 30, 2009*	Purchases at Cost	Sales at Cost	Market Value June 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$—	$337,759	$23	$339,578	$—	$—
EQ/Equity 500 Index Portfolio	—	273,437	19	275,265	—	1
EQ/Intermediate Government Bond Index Portfolio	—	59,539	4	59,719	—	—
EQ/International ETF Portfolio	—	152,881	9	154,669	—	1
EQ/Large Cap Growth Index Portfolio	—	154,301	10	155,367	—	—
EQ/Large Cap Value Index Portfolio	—	154,302	11	155,508	—	—
EQ/Mid Cap Index Portfolio	—	60,368	3	60,735	—	—
EQ/Small Company Index Portfolio	—	131,736	9	132,371	—	—

	$—	$1,324,323	$88	$1,333,212	$—	$2

* The Portfolio commenced operations on April 30, 2009.

See Notes to Financial Statements. 85

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$–	$1,333,212	$–	$1,333,212
Total Asset	$–	$1,333,212	$–	$1,333,212
Total Liability	$–	$–	$–	$–
Total	$–	$1,333,212	$–	$1,333,212

The Portfolio held no derivatives contracts during the period ended June 30, 2009.

Investment security transactions for the period ended June 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$1,324,323
Net Proceeds of Sales and Redemptions:
Investment Companies	$90
As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$8,977
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$8,977

Federal income tax cost of investments	$1,324,235

See Notes to Financial Statements. 86

EQ ADVISORS TRUST

EQ/AXA FRANKLIN TEMPLETON FOUNDING STRATEGY CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AXA Franklin Income Core Portfolio‡	56,171,003	$395,881,114
EQ/AXA Mutual Shares Core Portfolio‡	58,322,912	387,037,740
EQ/AXA Templeton Growth Core Portfolio‡	57,044,931	383,564,980

Total Investments (100.1%) (Cost $1,633,050,571)		1,166,483,834
Other Assets Less Liabilities (-0.1%)		(613,162)

Net Assets (100%)		$1,165,870,672

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value June 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/AXA Franklin Income Core Portfolio(a)	$363,212,608	$25,577,766	$50,300,304	$395,881,114	$—	$(18,411,532)
EQ/AXA Mutual Shares Core Portfolio(b)	339,071,820	40,577,766	9,705,636	387,037,740	—	(4,816,864)
EQ/AXA Templeton Growth Core Portfolio(c)	327,797,540	37,578,534	9,808,780	383,564,980	—	(4,919,860)

	$1,030,081,968	$103,734,066	$69,814,720	$1,166,483,834	$—	$(28,148,256)

(a)	formerly known as EQ/Franklin Income Portfolio
(b)	formerly known as EQ/Mutual Shares Portfolio
(c)	formerly known as EQ/Templeton Growth Portfolio

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$–	$1,166,483,834	$–	$1,166,483,834
Total Asset	$–	$1,166,483,834	$–	$1,166,483,834
Total Liability	$–	$–	$–	$–
Total	$–	$1,166,483,834	$–	$1,166,483,834

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

See Notes to Financial Statements. 87

EQ ADVISORS TRUST

EQ/AXA FRANKLIN TEMPLETON FOUNDING STRATEGY CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$103,734,066
Net Proceeds of Sales and Redemptions:
Investment Companies	$41,666,464
As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(466,566,737)

Net unrealized depreciation	$(466,566,737)

Federal income tax cost of investments	$1,633,050,571

See Notes to Financial Statements. 88

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
DJ EURO STOXX 50 Fund	139,600	$4,648,680
iShares MSCI Australia Index Fund	914,545	15,364,356
iShares MSCI Austria Investable Market Index Fund	141,920	2,292,008
iShares MSCI Belgium Investable Market Index Fund	449,728	4,537,755
iShares MSCI EAFE Growth Index Fund	1,208,300	55,811,377
iShares MSCI EAFE Index Fund	16,095,854	737,351,072
iShares MSCI EAFE Value Index Fund	1,328,700	56,031,279
iShares MSCI France Index Fund	990,290	20,251,430
iShares MSCI Germany Index Fund	1,487,720	26,749,206
iShares MSCI Hong Kong Index Fund	988,631	13,583,790
iShares MSCI Italy Index Fund	417,270	6,776,465
iShares MSCI Japan Index Fund	12,820,923	120,901,304
iShares MSCI Netherlands Investable Market Index Fund	368,110	5,617,359
iShares MSCI Pacific ex-Japan Index Fund	1,567,581	49,645,290
iShares MSCI Singapore Index Fund	520,950	4,698,969
iShares MSCI Spain Index Fund	279,005	11,224,371
iShares MSCI Sweden Index Fund	580,500	10,779,885
iShares MSCI Switzerland Index Fund	874,000	15,478,540
iShares MSCI United Kingdom Index Fund	5,311,348	70,162,907
iShares S&P Europe 350 Index Fund	5,827,820	182,876,992

Total Investment Companies (99.7%) (Cost $1,159,542,320)		1,414,783,035

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.3%)
JPMorgan Chase Nassau 0.000%, 7/1/09 (Amortized Cost $4,355,247)	$4,355,247	4,355,247

Total Investments (100.0%) (Cost/Amortized Cost $1,163,897,567)		1,419,138,282
Other Assets Less Liabilities (0.0%)		260,152

Net Assets (100%)		$1,419,398,434

See Notes to Financial Statements. 89

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Exchange Traded Funds (ETFs)	$1,414,783,035	$–	$–	$1,414,783,035
Short-Term Investments	–	4,355,247	–	4,355,247
Total Asset	$1,414,783,035	$4,355,247	$–	$1,419,138,282
Total Liability	$–	$–	$–	$–
Total	$1,414,783,035	$4,355,247	$–	$1,419,138,282

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,186,202,653
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$78,427,898
As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$255,624,510
Aggregate gross unrealized depreciation	(525,383)

Net unrealized appreciation	$255,099,127

Federal income tax cost of investments	$1,164,039,155

The Portfolio has a net capital loss carryforward of $47,663 which expires in the year 2016.

See Notes to Financial Statements. 90

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	38,541	$400,344
EQ/Equity 500 Index Portfolio‡	4,424	71,863
EQ/Global Bond PLUS Portfolio‡	4,545	42,609
EQ/Global Multi-Sector Equity Portfolio‡	750	6,969
EQ/International Core PLUS Portfolio‡	2,583	19,392
EQ/International ETF Portfolio‡	1,552	10,068
EQ/Large Cap Core PLUS Portfolio‡	2,326	13,733
EQ/Large Cap Growth PLUS Portfolio‡	656	8,147
EQ/Mid Cap Value PLUS Portfolio‡	220	1,430
EQ/PIMCO Ultra Short Bond Portfolio‡	4,685	46,114
Multimanager Multi-Sector Bond Portfolio‡	9,737	35,949

Total Investments (100.1%) (Cost $650,744)		656,618
Other Assets Less Liabilities (-0.1%)		(703)

Net Assets (100%)		$655,915

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value June 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/Bond Index Portfolio	$387,906	$632,803	$622,345	$400,344	$—	$223
EQ/Equity 500 Index Portfolio	71,922	131,287	140,650	71,863	—	(11,487)
EQ/Global Bond PLUS Portfolio(a)	42,231	68,269	70,380	42,609	—	(3,216)
EQ/Global Multi-Sector Equity Portfolio(b)	5,986	10,503	10,332	6,969	—	1
EQ/International Core PLUS Portfolio	18,304	34,134	35,302	19,392	—	(1,719)
EQ/International ETF Portfolio	9,898	13,129	14,598	10,068	—	(1,681)
EQ/Large Cap Core PLUS Portfolio	13,386	13,129	13,628	13,733	—	(712)
EQ/Large Cap Growth PLUS Portfolio	7,590	10,503	11,497	8,147	—	(1,163)
EQ/Mid Cap Value PLUS Portfolio	1,451	2,626	2,816	1,430	—	(232)
EQ/PIMCO Ultra Short Bond Portfolio(c)	44,466	73,520	74,505	46,114	—	(2,175)
Multimanager Multi-Sector Bond Portfolio(d)	35,231	60,392	63,616	35,949	—	(4,202)

	$638,371	$1,050,295	$1,059,669	$656,618	$—	$(26,363)

(a)	formerly known as EQ/Evergreen International Bond Portfolio
(b)	formerly known as EQ/Van Kampen Emerging Markets Equity Portfolio
(c)	formerly known as EQ/PIMCO Real Return Portfolio
(d)	formerly known as Multimanager High Yield Portfolio

See Notes to Financial Statements. 91

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$–	$656,618	$–	$656,618
Total Asset	$–	$656,618	$–	$656,618
Total Liability	$–	$–	$–	$–
Total	$–	$656,618	$–	$656,618
The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$1,050,295
Net Proceeds of Sales and Redemptions:
Investment Companies	$1,033,306
As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$6,509
Aggregate gross unrealized depreciation	(635)

Net unrealized appreciation	$5,874

Federal income tax cost of investments	$650,744

See Notes to Financial Statements. 92

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	14,073	$146,187
EQ/Equity 500 Index Portfolio‡	3,929	63,834
EQ/Global Bond PLUS Portfolio‡	1,923	18,034
EQ/Global Multi-Sector Equity Portfolio‡	515	4,790
EQ/International Core PLUS Portfolio‡	3,178	23,861
EQ/International ETF Portfolio‡	1,830	11,877
EQ/Large Cap Core PLUS Portfolio‡	2,522	14,889
EQ/Large Cap Growth PLUS Portfolio‡	502	6,236
EQ/Mid Cap Value PLUS Portfolio‡	226	1,467
EQ/PIMCO Ultra Short Bond Portfolio‡	2,113	20,794
EQ/Small Company Index Portfolio‡	1,192	8,242
Multimanager Multi-Sector Bond Portfolio‡	4,091	15,103

Total Investments (100.1%) (Cost $368,714)		335,314
Other Assets Less Liabilities (-0.1%)		(495)

Net Assets (100%)		$334,819

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value June 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/Bond Index Portfolio	$96,068	$48,496	$388	$146,187	$—	$4
EQ/Equity 500 Index Portfolio	37,810	24,530	317	63,834	—	(119)
EQ/Global Bond PLUS Portfolio(a)	12,001	6,203	59	18,034	—	(9)
EQ/Global Multi-Sector Equity Portfolio(b)	2,478	1,692	25	4,790	—	(12)
EQ/International Core PLUS Portfolio	13,008	9,023	125	23,861	—	(52)
EQ/International ETF Portfolio	8,389	3,101	46	11,877	—	(21)
EQ/Large Cap Core PLUS Portfolio	11,528	2,820	35	14,889	—	(12)
EQ/Large Cap Growth PLUS Portfolio	4,377	1,410	17	6,236	—	(6)
EQ/Mid Cap Value PLUS Portfolio	861	563	7	1,467	—	(3)
EQ/PIMCO Ultra Short Bond Portfolio(c)	13,192	6,767	60	20,794	—	(5)
EQ/Small Company Index Portfolio	5,284	2,820	39	8,242	—	(16)
Multimanager Multi-Sector Bond Portfolio(d)	9,381	5,357	64	15,103	—	(20)

	$214,377	$112,782	$1,182	$335,314	$—	$(271)

(a)	formerly known as EQ/Evergreen International Bond Portfolio
(b)	formerly known as EQ/Van Kampen Emerging Markets Equity Portfolio
(c)	formerly known as EQ/PIMCO Real Return Portfolio
(d)	formerly known as Multimanager High Yield Portfolio

See Notes to Financial Statements. 93

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$–	$335,314	$–	$335,314
Total Asset	$–	$335,314	$–	$335,314
Total Liability	$–	$–	$–	$–
Total	$–	$335,314	$–	$335,314

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$112,782
Net Proceeds of Sales and Redemptions:
Investment Companies	$911
As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$2,506
Aggregate gross unrealized depreciation	(35,906)

Net unrealized depreciation	$(33,400)

Federal income tax cost of investments	$368,714

See Notes to Financial Statements. 94

EQ ADVISORS TRUST

CROSSINGS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	13,344	$138,608
EQ/Equity 500 Index Portfolio‡	4,175	67,821
EQ/Global Bond PLUS Portfolio‡	1,764	16,540
EQ/Global Multi-Sector Equity Portfolio‡	1,186	11,020
EQ/International Core PLUS Portfolio‡	4,619	34,680
EQ/International ETF Portfolio‡	2,331	15,128
EQ/Large Cap Core PLUS Portfolio‡	6,171	36,430
EQ/Large Cap Growth PLUS Portfolio‡	580	7,210
EQ/Mid Cap Value PLUS Portfolio‡	270	1,753
EQ/PIMCO Ultra Short Bond Portfolio‡	2,015	19,830
EQ/Small Company Index Portfolio‡	2,818	19,484
Multimanager Multi-Sector Bond Portfolio‡	3,784	13,971

Total Investments (100.1%) (Cost $423,220)		382,475
Other Assets Less Liabilities (-0.1%)		(483)

Net Assets (100%)		$381,992

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value June 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/Bond Index Portfolio	$83,183	$54,374	$719	$138,608	$—	$2
EQ/Equity 500 Index Portfolio	36,926	29,868	682	67,821	—	(285)
EQ/Global Bond PLUS Portfolio(a)	9,846	6,893	109	16,540	—	(17)
EQ/Global Multi-Sector Equity Portfolio(b)	5,282	4,595	145	11,020	—	(84)
EQ/International Core PLUS Portfolio	17,324	15,700	402	34,680	—	(195)
EQ/International ETF Portfolio	10,285	4,595	125	15,128	—	(64)
EQ/Large Cap Core PLUS Portfolio	23,208	12,253	269	36,430	—	(107)
EQ/Large Cap Growth PLUS Portfolio	4,487	2,297	48	7,210	—	(18)
EQ/Mid Cap Value PLUS Portfolio	938	766	18	1,753	—	(8)
EQ/PIMCO Ultra Short Bond Portfolio(c)	11,555	7,658	113	19,830	—	(12)
EQ/Small Company Index Portfolio	10,845	8,424	204	19,484	—	(93)
Multimanager Multi-Sector Bond Portfolio(d)	7,979	5,744	112	13,971	—	(36)

	$221,858	$153,167	$2,946	$382,475	$—	$(917)

(a)	formerly known as EQ/Evergreen International Bond Portfolio
(b)	formerly known as EQ/Van Kampen Emerging Markets Equity Portfolio
(c)	formerly known as EQ/PIMCO Real Return Portfolio
(d)	formerly known as Multimanager High Yield Portfolio

See Notes to Financial Statements. 95

EQ ADVISORS TRUST

CROSSINGS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$–	$382,475	$–	$382,475
Total Asset	$–	$382,475	$–	$382,475
Total Liability	$–	$–	$–	$–
Total	$–	$382,475	$–	$382,475

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$153,167
Net Proceeds of Sales and Redemptions:
Investment Companies	$2,029
As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$2,178
Aggregate gross unrealized depreciation	(42,923)

Net unrealized depreciation	$(40,745)

Federal income tax cost of investments	$423,220

See Notes to Financial Statements. 96

EQ ADVISORS TRUST

CROSSINGS MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	14,259	$148,112
EQ/Equity 500 Index Portfolio‡	6,895	112,021
EQ/Global Multi-Sector Equity Portfolio‡	2,643	24,561
EQ/International Core PLUS Portfolio‡	11,041	82,893
EQ/International ETF Portfolio‡	4,314	27,997
EQ/Large Cap Core PLUS Portfolio‡	16,134	95,243
EQ/Large Cap Growth PLUS Portfolio‡	857	10,641
EQ/Mid Cap Value PLUS Portfolio‡	646	4,203
EQ/Small Company Index Portfolio‡	6,641	45,914

Total Investments (100.2%) (Cost $521,053)		551,585
Other Assets Less Liabilities (-0.2%)		(1,016)

Net Assets (100%)		$550,569

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value June 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/Bond Index Portfolio	$153,559	$295,157	$303,399	$148,112	$—	$1,509
EQ/Equity 500 Index Portfolio	108,683	220,726	242,023	112,021	—	(14,005)
EQ/Global Multi-Sector Equity Portfolio(a)	19,847	41,065	42,621	24,561	—	(199)
EQ/International Core PLUS Portfolio	74,173	156,561	164,217	82,893	—	(2,484)
EQ/International ETF Portfolio	27,967	43,632	51,699	27,997	—	(6,626)
EQ/Large Cap Core PLUS Portfolio	91,405	164,262	180,092	95,243	—	(10,404)
EQ/Large Cap Growth PLUS Portfolio	9,706	17,966	19,387	10,641	—	(827)
EQ/Mid Cap Value PLUS Portfolio	3,851	7,700	8,238	4,203	—	(284)
EQ/Small Company Index Portfolio	43,080	79,564	89,385	45,914	—	(7,192)

	$532,271	$1,026,633	$1,101,061	$551,585	$—	$(40,512)

(a)	formerly known as EQ/Van Kampen Emerging Markets Equity Portfolio

See Notes to Financial Statements. 97

EQ ADVISORS TRUST

CROSSINGS MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$–	$551,585	$–	$551,585
Total Asset	$–	$551,585	$–	$551,585
Total Liability	$–	$–	$–	$–
Total	$–	$551,585	$–	$551,585

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$1,026,633
Net Proceeds of Sales and Redemptions:
Investment Companies	$1,060,549
As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$30,532
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$30,532

Federal income tax cost of investments	$521,053

See Notes to Financial Statements. 98

EQ ADVISORS TRUST

CROSSINGS AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	5,630	$58,487
EQ/Equity 500 Index Portfolio‡	11,851	192,530
EQ/Global Multi-Sector Equity Portfolio‡	3,389	31,498
EQ/International Core PLUS Portfolio‡	17,734	133,147
EQ/International ETF Portfolio‡	6,111	39,658
EQ/Large Cap Core PLUS Portfolio‡	26,314	155,339
EQ/Large Cap Growth PLUS Portfolio‡	1,151	14,296
EQ/Mid Cap Value PLUS Portfolio‡	762	4,957
EQ/Small Company Index Portfolio‡	9,641	66,663

Total Investments (100.2%) (Cost $959,073)		696,575
Other Assets Less Liabilities (-0.2%)		(1,257)

Net Assets (100%)		$695,318

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value June 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/Bond Index Portfolio	$55,653	$2,142	$221	$58,487	$—	$1
EQ/Equity 500 Index Portfolio	180,306	7,335	1,308	192,530	—	(545)
EQ/Global Multi-Sector Equity Portfolio(a)	24,916	1,298	318	31,498	—	(183)
EQ/International Core PLUS Portfolio	115,960	5,388	1,077	133,147	—	(517)
EQ/International ETF Portfolio	37,505	1,363	292	39,658	—	(149)
EQ/Large Cap Core PLUS Portfolio	144,445	5,193	892	155,339	—	(352)
EQ/Large Cap Growth PLUS Portfolio	12,599	519	85	14,296	—	(31)
EQ/Mid Cap Value PLUS Portfolio	4,547	195	35	4,957	—	(15)
EQ/Small Company Index Portfolio	63,022	2,532	482	66,663	—	(219)

	$638,953	$25,965	$4,710	$696,575	$—	$(2,010)

(a)	formerly known as EQ/Van Kampen Emerging Markets Equity Portfolio

See Notes to Financial Statements. 99

EQ ADVISORS TRUST

CROSSINGS AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$–	$696,575	$–	$696,575
Total Asset	$–	$696,575	$–	$696,575
Total Liability	$–	$–	$–	$–
Total	$–	$696,575	$–	$696,575

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$25,965
Net Proceeds of Sales and Redemptions:
Investment Companies	$2,700
As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$818
Aggregate gross unrealized depreciation	(263,316)

Net unrealized depreciation	$(262,498)

Federal income tax cost of investments	$959,073

See Notes to Financial Statements. 100

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Fund (ETF) (42.7%)
iShares S&P MidCap 400 Index Fund	758	$43,805

Investment Company (50.4%)
EQ/Mid Cap Index Portfolio‡	9,590	51,777

Total Investment Companies (93.1%) (Cost $94,909)		95,582

Total Investments (93.1%) (Cost $94,909)		95,582
Other Assets Less Liabilities (6.9%)		7,085

Net Assets (100%)		$102,667

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended June 30, 2009, were as follows:

Securities	Market Value May 27, 2009*	Purchases at Cost	Sales at Cost	Market Value June 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/Mid Cap Index Portfolio	$—	$52,000	$—	$51,777	$—	$—

* The Portfolio commenced operations on May 27, 2009.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Exchange Traded Funds (ETFs)	$43,805	$–	$–	$43,805
Investment Companies	–	51,777	–	51,777
Total Asset	$43,805	$51,777	$–	$95,582
Total Liability	$–	$–	$–	$–
Total	$43,805	$51,777	$–	$95,582

See Notes to Financial Statements. 101

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	–	*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$–

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	1,921	–	–	1,921
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$1,921	$–	$–	$1,921

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$–	$–	$–	$–

Investment security transactions for the period ended June 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$94,909
Net Proceeds of Sales and Redemptions:
Investment Companies	$—

See Notes to Financial Statements. 102

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$896
Aggregate gross unrealized depreciation	(223)

Net unrealized appreciation	$673

Federal income tax cost of investments	$94,909

See Notes to Financial Statements. 103

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Fund (ETF) (10.4%)
SPDR Trust Series 1	116	$10,663

Investment Company (81.9%)
EQ/Equity 500 Index Portfolio‡	5,188	84,283

Total Investment Companies (92.3%) (Cost $95,542)		94,946

Total Investments (92.3%) (Cost $95,542)		94,946
Other Assets Less Liabilities (7.7%)		7,954

Net Assets (100%)		$102,900

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended June 30, 2009, were as follows:

Securities	Market Value May 27, 2009*	Purchases at Cost	Sales at Cost	Market Value June 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/Equity 500 Index Portfolio	$—	$85,000	$—	$84,283	$—	$—

* The Portfolio commenced operations on May 27, 2009.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Exchange Traded Funds (ETFs)	$10,663	$–	$–	$10,663
Investment Companies	–	84,283	–	84,283
Total Asset	$10,663	$84,283	$–	$94,946
Total Liability	$–	$–	$–	$–
Total	$10,663	$84,283	$–	$94,946

See Notes to Financial Statements. 104

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	–	*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$–

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	3,503	–	–	3,503
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$3,503	$–	$–	$3,503

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$–	$–	$–	$–

Investment security transactions for the period ended June 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$95,542
Net Proceeds of Sales and Redemptions:
Investment Companies	$—

See Notes to Financial Statements. 105

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$121
Aggregate gross unrealized depreciation	(717)

Net unrealized depreciation	$(596)

Federal income tax cost of investments	$95,542

See Notes to Financial Statements. 106

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Fund (ETF) (1.3%)
iShares Russell 2000 Index Fund	26	$1,325

Investment Company (93.1%)
EQ/Small Company Index Portfolio‡	13,963	96,545

Total Investment Companies (94.4%) (Cost $98,279)		97,870

Total Investments (94.4%) (Cost $98,279)		97,870
Other Assets Less Liabilities (5.6%)		5,852

Net Assets (100%)		$103,722

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended June 30, 2009, were as follows:

Securities	Market Value May 27, 2009*	Purchases at Cost	Sales at Cost	Market Value June 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/Small Company Index Portfolio	$—	$97,000	$—	$96,545	$—	$—

* The Portfolio commenced operations on May 27, 2009.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Exchange Traded Funds (ETFs)	$1,325	$–	$–	$1,325
Investment Companies	–	96,545	–	96,545
Total Asset	$1,325	$96,545	$–	$97,870
Total Liability	$–	$–	$–	$–
Total	$1,325	$96,545	$–	$97,870

See Notes to Financial Statements. 107

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	–	*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$–

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	4,200	–	–	4,200
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$4,200	$–	$–	$4,200

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$–	$–	$–	$–

Investment security transactions for the period ended June 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$98,279
Net Proceeds of Sales and Redemptions:
Investment Companies	$—

See Notes to Financial Statements. 108

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46
Aggregate gross unrealized depreciation	(455)

Net unrealized depreciation	$(409)

Federal income tax cost of investments	$98,279

See Notes to Financial Statements. 109

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (33.7%)
iShares MSCI EAFE Growth Index Fund	186	$8,591
iShares MSCI EAFE Index Fund	374	17,133
iShares MSCI EAFE Value Index Fund	204	8,603

		34,327

Investment Company (61.8%)
EQ/International ETF Portfolio‡	9,706	62,986

Total Investment Companies (95.5%) (Cost $98,199)		97,313

Total Investments (95.5%) (Cost/Amortized Cost $98,199)		97,313
Other Assets Less Liabilities (4.5%)		4,585

Net Assets (100%)		$101,898

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended June 30, 2009, were as follows:

Securities	Market Value May 27, 2009*	Purchases at Cost	Sales at Cost	Market Value June 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/International ETF Portfolio	$—	$63,600	$—	$62,986	$—	$—

* The Portfolio commenced operations on May 27, 2009.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Exchange Traded Funds (ETFs)	$34,327	$–	$–	$34,327
Investment Companies	–	62,986	–	62,986
Total Asset	$34,327	$62,986	$–	$97,313
Total Liability	$–	$–	$–	$–
Total	$34,327	$62,986	$–	$97,313

See Notes to Financial Statements. 110

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	–	*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$–

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	1,062	–	1,062
Credit contracts	–	–	–	–	–
Equity contracts	–	1,226	–	–	1,226
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$1,226	$1,062	$–	$2,288

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$–	$–	$–	$–

Investment security transactions for the period ended June 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$115,647
Net Proceeds of Sales and Redemptions:
Investment Companies	$17,175

See Notes to Financial Statements. 111

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(886)

Net unrealized depreciation	$(886)

Federal income tax cost of investments	$98,199

See Notes to Financial Statements. 112

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.3%)
Amcor Ltd.	453,749	$1,821,818
Australia & New Zealand Banking Group Ltd.	585,400	7,738,790
BHP Billiton Ltd.^	681,300	18,672,676
Commonwealth Bank of Australia^	335,600	10,493,235
Downer EDI Ltd.	1,279,000	5,738,503
Goodman Fielder Ltd.^	2,751,200	2,881,646
Insurance Australia Group Ltd.	1,317,800	3,695,764
JB Hi-Fi Ltd.	312,600	3,864,355
Lend Lease Corp., Ltd.	708,500	3,991,073
Macquarie Airports	3,348,100	6,115,350
Macquarie Group Ltd.^	257,700	8,094,241
Macquarie Infrastructure Group	4,877,800	5,601,999
National Australia Bank Ltd.	623,921	11,233,131
Qantas Airways Ltd.	2,373,000	3,828,040
QBE Insurance Group Ltd.^	784,133	12,511,485
Rio Tinto Ltd.	65,800	2,753,877
Telstra Corp., Ltd.	1,204,900	3,287,651
Toll Holdings Ltd.	992,900	4,926,095
Westpac Banking Corp.	794,500	12,869,601
Woolworths Ltd.	169,100	3,575,685

		133,695,015

Belgium (0.7%)
Anheuser-Busch InBev N.V.^	277,840	10,058,519
Delhaize Group^	40,400	2,844,451

		12,902,970

Bermuda (0.2%)
Catlin Group Ltd.	590,900	3,130,236

Canada (2.0%)
Barrick Gold Corp.	118,000	3,971,715
Bombardier, Inc., Class B	972,500	2,884,516
Fairfax Financial Holdings Ltd.	4,800	1,205,004
Magna International, Inc., Class A	56,200	2,384,447
National Bank of Canada	62,100	2,869,686
Nexen, Inc.	175,900	3,821,513
Petro-Canada, Inc.	153,000	5,908,748
Shoppers Drug Mart Corp.^	142,500	6,124,382
Suncor Energy, Inc.	127,200	3,868,000
Talisman Energy, Inc.	199,900	2,871,795

		35,909,806

Denmark (0.9%)
Novo Nordisk A/S, Class B^	230,627	12,535,049
Vestas Wind Systems A/S*^	57,500	4,133,551

		16,668,600

Finland (0.6%)
Nokia Oyj	805,600	11,756,663

France (8.9%)
BNP Paribas S.A.	316,137	20,515,357
Bouygues S.A.	51,300	1,929,142
Cap Gemini S.A.	142,100	5,248,634
Carrefour S.A.	127,400	5,449,843
Casino Guichard Perrachon S.A.	55,900	3,775,810
Cie de Saint-Gobain S.A.^	58,300	1,949,342
Credit Agricole S.A.^	583,700	7,310,821
Danone S.A.	57,400	2,838,655
EDF S.A.	119,600	5,832,171
France Telecom S.A.	452,200	10,274,086
GDF Suez S.A.	69,336	2,590,236

	Number of Shares	Value (Note 1)
Lafarge S.A.*^	32,400	$2,199,867
L’Oreal S.A.^	37,400	2,800,080
LVMH Moet Hennessy Louis Vuitton S.A.^	53,200	4,071,982
Nexans S.A.^	50,590	2,696,788
Pernod-Ricard S.A.^	41,762	2,636,530
Renault S.A.*	128,100	4,729,068
Sanofi-Aventis S.A.	428,955	25,227,367
Schneider Electric S.A.	77,200	5,904,231
Societe Generale S.A.	158,218	8,632,291
Total S.A.	476,505	25,808,551
Vallourec S.A.^	31,700	3,853,960
Veolia Environnement^	76,760	2,267,716
Vinci S.A.^	88,700	3,980,874

		162,523,402

Germany (8.3%)
Allianz SE (Registered)	137,900	12,751,855
BASF SE^	237,900	9,488,977
Bayer AG	207,744	11,155,035
Bayerische Motoren Werke (BMW) AG	101,100	3,818,255
Celesio AG^	179,900	4,134,984
Daimler AG	176,100	6,371,644
Deutsche Bank AG (Registered)	204,900	12,468,762
Deutsche Boerse AG	70,850	5,506,731
Deutsche Post AG (Registered)^	466,150	6,092,706
Deutsche Telekom AG (Registered)^	900,270	10,639,885
E.ON AG	400,334	14,209,602
Fresenius Medical Care AG & Co. KGaA^	178,200	7,952,797
Hannover Rueckversicherung AG (Registered)*^	81,300	3,007,563
MAN SE	53,200	3,272,024
Metro AG^	97,700	4,670,319
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	69,000	9,331,884
RWE AG	105,820	8,353,907
Siemens AG (Registered)	167,800	11,616,869
Suedzucker AG^	156,000	3,172,926
ThyssenKrupp AG^	132,100	3,291,237

		151,307,962

Greece (0.5%)
National Bank of Greece S.A.*	107,200	2,937,087
OPAP S.A.	273,400	7,260,989

		10,198,076

Hong Kong (1.8%)
Cheung Kong Holdings Ltd.	271,000	3,106,801
CLP Holdings Ltd.	760,500	5,044,809
Hang Seng Bank Ltd.	156,400	2,220,428
Hong Kong Exchanges and Clearing Ltd.	613,400	9,516,560
Hutchison Whampoa Ltd.	417,000	2,718,853
Li & Fung Ltd.	1,236,000	3,303,944
New World Development Ltd.^	1,937,000	3,496,427
Sun Hung Kai Properties Ltd.	335,000	4,169,770

		33,577,592

Ireland (0.2%)
CRH plc	190,266	4,350,761

Italy (3.5%)
A2A S.p.A.^	1,298,100	2,374,091
Ansaldo STS S.p.A.	211,100	3,893,580

See Notes to Financial Statements. 113

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Assicurazioni Generali S.p.A.	220,478	$4,601,527
Banca Popolare Societa Cooperativa^	621,500	3,719,396
Enel S.p.A.^	1,315,104	6,406,749
ENI S.p.A.	535,392	12,701,029
Intesa Sanpaolo S.p.A.*	2,040,900	6,616,953
Saipem S.p.A.	410,200	10,013,191
Telecom Italia S.p.A.	2,995,700	4,149,059
Telecom Italia S.p.A. (RNC)	1,935,900	1,903,501
UniCredit S.p.A.*	2,688,636	6,888,201
Unione di Banche Italiane S.c.p.A.^	121,900	1,591,261

		64,858,538

Japan (21.7%)
Aeon Co., Ltd.^	323,500	3,186,551
Ajinomoto Co., Inc.	137,000	1,082,589
Asahi Breweries Ltd.	344,900	4,952,902
Astellas Pharma, Inc.	99,500	3,514,742
Bridgestone Corp.^	173,600	2,711,779
Canon, Inc.	234,900	7,645,282
Central Japan Railway Co.	732	4,497,561
Chiba Bank Ltd.	681,000	4,430,905
Chubu Electric Power Co., Inc.	124,400	2,875,619
Chuo Mitsui Trust Holdings, Inc.	1,205,000	4,572,973
Denso Corp.^	139,200	3,548,448
DIC Corp.	3,170,000	4,942,994
East Japan Railway Co.	98,700	5,943,366
EDION Corp.^	736,100	4,758,598
Elpida Memory, Inc.*	386,300	4,132,502
Fujifilm Holdings Corp.	101,400	3,199,006
Fujitsu Ltd.^	944,000	5,115,287
Furukawa Electric Co., Ltd.	526,000	2,359,248
Godo Steel Ltd.	1,695,000	5,048,761
Hitachi High-Technologies Corp.	175,200	2,971,366
Hitachi Ltd.	980,000	3,035,286
Honda Motor Co., Ltd.^	492,800	13,493,427
HOYA Corp.	246,400	4,933,535
Isuzu Motors Ltd.^	1,142,000	1,823,917
ITOCHU Corp.	646,000	4,461,861
Japan Tobacco, Inc.	1,295	4,036,458
JSR Corp.	191,200	3,258,326
Kansai Electric Power Co., Inc.	401,700	8,864,770
Kao Corp.	394,000	8,586,560
KDDI Corp.	1,136	6,022,800
Keyence Corp.	36,300	7,387,394
Kirin Holdings Co., Ltd.	146,000	2,038,198
Kyocera Corp.	33,900	2,542,990
Kyushu Electric Power Co., Inc.^	70,200	1,510,882
Leopalace21 Corp.^	813,400	7,226,449
Mediceo Paltac Holdings Co., Ltd.	207,900	2,378,949
Mitsubishi Corp.	404,700	7,432,390
Mitsubishi Estate Co., Ltd.	225,000	3,727,339
Mitsubishi Heavy Industries Ltd.	531,000	2,190,376
Mitsubishi UFJ Financial Group, Inc.	1,920,800	11,807,528
Mitsui & Co., Ltd.	1,353,000	15,939,003
Mitsui Chemicals, Inc.^	1,068,000	3,401,688
Mitsui Fudosan Co., Ltd.	340,000	5,890,442
Mitsui O.S.K. Lines Ltd.	580,000	3,741,800
Mitsui Sugar Co., Ltd.	484,000	1,637,804
Mitsui Sumitomo Insurance Group Holdings, Inc.	143,000	3,729,002
Mizuho Financial Group, Inc.^	1,724,700	4,011,295
Namco Bandai Holdings, Inc.^	633,700	6,950,829
NGK Insulators Ltd.^	169,000	3,431,683

	Number of Shares	Value (Note 1)
Nihon Unisys Ltd.	423,400	$3,670,018
Nintendo Co., Ltd.	29,300	8,063,481
Nippon Electric Glass Co., Ltd.	701,000	7,813,864
Nippon Express Co., Ltd.	914,000	4,140,958
Nippon Mining Holdings, Inc.	1,316,500	6,794,565
Nippon Paper Group, Inc.^	98,100	2,534,391
Nippon Steel Corp.	1,145,000	4,366,763
Nippon Telegraph & Telephone Corp.	207,200	8,430,537
Nippon Yusen KK	1,288,000	5,526,812
Nissan Motor Co., Ltd.^	1,288,700	7,780,197
NTT DoCoMo, Inc.	5,258	7,679,490
OJI Paper Co., Ltd.	288,000	1,236,088
ORIX Corp.^	38,750	2,285,306
Osaka Gas Co., Ltd.	376,000	1,200,065
Panasonic Corp.^	518,600	6,956,023
Ricoh Co., Ltd.	159,000	2,036,747
Sharp Corp.^	626,000	6,458,765
Shimamura Co., Ltd.	46,000	3,653,033
Sony Corp.	258,800	6,685,432
Sumitomo Corp.	235,100	2,377,414
Sumitomo Mitsui Financial Group, Inc.^	217,700	8,803,437
Sumitomo Realty & Development Co., Ltd.^	237,000	4,311,069
Sumitomo Rubber Industries, Inc.^	281,000	2,249,079
Takeda Pharmaceutical Co., Ltd.	173,800	6,753,281
Tohoku Electric Power Co., Inc.	78,700	1,644,913
Tokyo Electric Power Co., Inc.	330,100	8,484,893
Toshiba Corp.^	1,318,000	4,744,411
Toyota Motor Corp.	553,500	20,924,677
West Japan Railway Co.	680	2,246,830

		396,835,999

Luxembourg (1.7%)
ArcelorMittal S.A.	580,046	19,049,697
SES S.A.	314,500	6,004,504
Tenaris S.A.	504,190	6,816,163

		31,870,364

Netherlands (4.2%)
ASML Holding N.V.	170,300	3,693,850
ING Groep N.V. (CVA)	733,095	7,378,677
Koninklijke (Royal) KPN N.V.	358,500	4,938,627
Koninklijke Ahold N.V.	419,720	4,822,990
Nutreco Holding N.V.	123,700	4,827,253
Randstad Holding N.V.*	148,100	4,110,955
Royal Dutch Shell plc, Class A	1,224,608	30,631,129
Royal Dutch Shell plc, Class B	306,068	7,727,106
TNT N.V.	85,485	1,665,034
Unilever N.V. (CVA)	308,200	7,438,011

		77,233,632

Norway (1.3%)
StatoilHydro ASA^	825,702	16,310,854
Tandberg ASA^	232,800	3,930,132
Yara International ASA^	102,300	2,864,834

		23,105,820

Papua New Guinea (0.3%)
Oil Search Ltd.	1,145,400	5,021,601

Singapore (0.3%)
DBS Group Holdings Ltd.	225,000	1,825,987

See Notes to Financial Statements. 114

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
United Overseas Bank Ltd.	370,000	$3,737,566

		5,563,553

Spain (4.4%)
ACS Actividades de Construccion y Servicios S.A.^	37,100	1,881,118
Banco Bilbao Vizcaya Argentaria S.A.	743,603	9,370,469
Banco Santander S.A.	1,783,889	21,527,940
Gamesa Corp. Tecnologica S.A.	244,870	4,648,775
Iberdrola Renovables S.A.*^	559,500	2,560,575
Iberdrola S.A.^	758,400	6,167,834
Inditex S.A.	81,790	3,930,617
Repsol YPF S.A.	166,500	3,733,707
Telefonica S.A.	1,192,619	27,042,635

		80,863,670

Sweden (2.6%)
Atlas Copco AB, Class A^	553,346	5,548,652
Electrolux AB, Class B*	525,700	7,368,960
Hennes & Mauritz AB, Class B^	121,250	6,061,474
Nordea Bank AB^	854,670	6,781,255
Svenska Cellulosa AB, Class B	521,100	5,483,728
Svenska Handelsbanken AB, Class A	91,900	1,736,541
Telefonaktiebolaget LM Ericsson, Class B	1,442,000	14,104,572

		47,085,182

Switzerland (7.5%)
Actelion Ltd. (Registered)*^	48,180	2,526,543
Cie Financiere Richemont S.A., Class A	189,600	3,950,459
Credit Suisse Group AG (Registered)	597,414	27,271,750
Julius Baer Holding AG (Registered)	193,524	7,545,492
Nestle S.A. (Registered)	707,312	26,694,771
Novartis AG (Registered)	402,510	16,353,364
Roche Holding AG	162,758	22,143,023
Swiss Reinsurance (Registered)	73,692	2,438,132
Syngenta AG (Registered)	43,207	10,033,287
UBS AG (Registered)*	571,410	6,991,052
Xstrata plc	656,210	7,237,297
Zurich Financial Services AG	22,440	3,972,100

		137,157,270

United Kingdom (20.0%)
3i Group plc	1,003,243	4,014,015
AstraZeneca plc	362,761	15,975,048
Aviva plc	1,493,564	8,440,047
BAE Systems plc	2,572,177	14,357,978
Barclays plc	2,407,300	11,212,558
BG Group plc	980,133	16,468,143
BHP Billiton plc	556,444	12,568,973
BP plc	3,892,736	30,803,833
British American Tobacco plc	257,400	7,110,779
British Sky Broadcasting Group plc	405,900	3,044,959
BT Group plc, Class A	2,765,530	4,629,777
Carnival plc	299,300	7,941,988
Centrica plc	3,392,300	12,465,707
Compass Group plc	447,320	2,520,642
Drax Group plc	449,400	3,252,780
GlaxoSmithKline plc	1,200,538	21,140,954
Hays plc	2,956,700	4,180,222
HSBC Holdings plc	3,078,700	25,558,199
Kingfisher plc	1,622,600	4,756,768
Lloyds Banking Group plc	5,841,940	6,723,194
Man Group plc	2,292,216	10,520,939
Next plc	141,000	3,416,952

	Number of Shares	Value (Note 1)
Pearson plc	235,100	$2,361,481
Premier Foods plc*	8,441,200	5,113,594
Reckitt Benckiser Group plc	323,427	14,739,888
Reed Elsevier plc	310,400	2,314,431
Resolution Ltd.*	1,267,868	1,859,776
Rio Tinto plc	340,500	11,853,873
Rolls-Royce Group plc*	745,500	4,445,100
RSA Insurance Group plc	1,340,696	2,660,329
Standard Chartered plc	999,541	18,825,951
Tesco plc	3,069,735	17,892,318
Thomas Cook Group plc^	1,178,000	3,994,994
Travis Perkins plc	550,290	4,777,835
TUI Travel plc	640,500	2,448,910
Tullow Oil plc	319,720	4,946,465
Unilever plc	182,926	4,292,511
Vodafone Group plc	12,058,378	23,308,527
WH Smith plc	538,400	3,713,578
Wolseley plc*	268,896	5,140,631

		365,794,647

Total Common Stocks (98.9%) (Cost $2,058,271,976)		1,811,411,359

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)
Rio Tinto Ltd., expiring 7/1/09*	34,545	587,347

France (0.0%)
Casino Guichard Perrachon S.A., expiring 7/10/09*	55,900	215,653

Italy (0.0%)
Banca Popolare di Milano S.c.a.r.l., expiring 7/3/09*	621,500	87
Unione di Banche Italiane S.c.p.A., expiring 7/10/09*	121,900	8,328

		8,415

United Kingdom (0.1%)
Rio Tinto plc, expiring 7/1/09*	124,950	1,434,863

Total Rights (0.1%) (Cost $2,393,787)		2,246,278

	Number of Warrants	Value (Note 1)
WARRANT:
Italy (0.0%)
Unione di Banche Italiane S.c.p.A., expiring 6/30/11(b)*^ (Cost $—)	121,900	9,406

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (9.9%)
Goldman Sachs & Co., Repurchase Agreement
0.05%, 7/1/09(r)(v)	$104,449,074	104,449,074
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09(h)(l)(s)	10,000,000	1,475,000
MassMutual Global Funding II
0.40%, 3/26/10(l)	10,000,000	9,909,770

See Notes to Financial Statements. 115

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Monumental Global Funding II
0.40%, 3/26/10(l)	$24,000,000	$23,086,944
Wells Fargo & Co.
0.37%, 8/3/09(l)	42,500,000	42,449,765

Total Short-Term Investments of Cash Collateral for Securities Loaned		181,370,553

Time Deposit (0.8%)
JPMorgan Chase Nassau
0.000%, 7/1/09	14,149,353	14,149,353

Total Short-Term Investments (10.7%) (Cost/Amortized Cost $205,098,426)		195,519,906

Total Investments (109.7%) (Cost/Amortized Cost $2,265,764,189)		2,009,186,949
Other Assets Less Liabilities (-9.7%)		(178,290,964)

Net Assets (100%)		$1,830,895,985

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(b)	Illiquid Security.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(s)	Issuer in bankruptcy.
(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% - 6.176%, maturing 4/15/18 - 5/1/39; Federal National Mortgage Association, 0.000% - 7.500%, maturing 2/1/18 - 5/1/39; Government National Mortgage Association, 0.465% – 5.500%, maturing 11/16/31 - 8/16/44.

Glossary:
CVA	— Dutch Certification
RNC	— Risparmio Non-Convertible Savings Shares

At June 30, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 9/15/09	36,445	28,900	$29,203,378	$28,900,156	$303,222
Australian Dollar vs. U.S. Dollar, expiring 9/15/09	26,722	21,222	21,412,339	21,222,345	189,994
Australian Dollar vs. U.S. Dollar, expiring 9/15/09	21,141	16,482	16,940,283	16,481,735	458,548
British Pound vs. U.S. Dollar, expiring 9/15/09	11,178	18,175	18,388,369	18,175,428	212,941
European Union vs. U.S. Dollar, expiring 9/15/09	56,384	78,883	79,092,656	78,882,908	209,748
New Zealand Dollar vs. U.S. Dollar, expiring 9/15/09	26,748	16,600	17,178,903	16,600,344	578,559
Norwegian Krone vs. U.S. Dollar, expiring 9/15/09	253,707	39,790	39,379,604	39,790,311	(410,707)

					$1,542,305

Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 9/15/09	75,452	46,364	$75,451,846	$76,271,098	$(819,252)
Canadian Dollar vs. U.S. Dollar, expiring 9/15/09	27,601	30,448	27,600,961	26,187,323	1,413,638
Japanese Yen vs. U.S. Dollar, expiring 9/15/09	12,741	1,215,181	12,740,952	12,625,094	115,858
Swedish Krona vs. U.S. Dollar, expiring 9/15/09	10,912	86,350	10,912,478	11,191,467	(278,989)
Swedish Krona vs. U.S. Dollar, expiring 9/15/09	30,030	232,079	30,030,149	30,078,800	(48,651)
Swiss Franc vs. U.S. Dollar, expiring 9/15/09	49,632	53,694	49,631,649	49,462,486	169,163
Swiss Franc vs. U.S. Dollar, expiring 9/15/09	14,289	15,510	14,288,742	14,287,689	1,053

					$552,820

					$2,095,125

See Notes to Financial Statements. 116

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$2,384,447	$185,245,158	$–	$187,629,605
Consumer Staples	6,124,382	163,157,641	–	169,282,023
Energy	16,470,056	177,776,337	–	194,246,393
Financials	4,074,690	453,334,945	–	457,409,635
Health Care	–	151,791,136	–	151,791,136
Industrials	2,884,516	193,297,509	–	196,182,025
Information Technology	–	106,025,020	–	106,025,020
Materials	3,971,715	136,459,913	–	140,431,628
Telecommunication Services	–	112,306,575	–	112,306,575
Utilities	–	96,107,319	–	96,107,319
Forward Currency Contracts	–	3,652,724	–	3,652,724
Rights
Consumer Staples	–	215,653	–	215,653
Financials	–	8,415	–	8,415
Materials	–	2,022,210	–	2,022,210
Short-Term Investments	–	195,519,906	–	195,519,906
Warrants
Financials	–	9,406	–	9,406
Total Asset	$35,909,806	$1,976,929,867	$–	$2,012,839,673
Liability:
Forward Currency Contracts	$–	$(1,557,599)	$–	$(1,557,599)
Total Liability	$–	$(1,557,599)	$–	$(1,557,599)
Total	$35,909,806	$1,975,372,268	$–	$2,011,282,074

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$17,959,048	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(17,959,048)	—

Balance as of 6/30/09	$—	$—

See Notes to Financial Statements. 117

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Investments in Securities-Industrials	Other Investments*
Balance as of 12/31/08	$5,464,876	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(5,464,876)	—

Balance as of 6/30/09	$—	$—

	Investments in Securities- Telecommunication Service	Other Investments*
Balance as of 12/31/08	$7,165,847	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(7,165,847)	—

Balance as of 6/30/09	$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$—	$—

* Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	3,652,724
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$3,652,724

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	(1,557,599)
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	–	*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(1,557,599)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements. 118

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	(10,118,857)	–	(10,118,857)
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$–	$(10,118,857)	$–	$(10,118,857)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	8,294,559	–	8,294,559
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$–	$8,294,559	$–	$8,294,559

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$726,343,673
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$595,969,258
As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$98,017,507
Aggregate gross unrealized depreciation	(372,180,460)

Net unrealized depreciation	$(274,162,953)

Federal income tax cost of investments	$2,283,349,902

At June 30, 2009, the Portfolio had loaned securities with a total value of $180,777,534. This was secured by collateral of $190,949,074 which was received as cash and subsequently invested in short-term investments currently valued at $181,370,553, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $588,727, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $123,449,981 of which $12,792,555 expires in the year 2010, and $110,657,426 expires in the year 2016. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements. 119

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.0%)
Auto Components (0.3%)
Other Auto Components	477,600	$3,092,025

		3,092,025

Automobiles (0.0%)
Other Automobiles	19,800	147,114

		147,114

Distributors (0.5%)
Other Distributors	290,500	4,624,313

		4,624,313

Diversified Consumer Services (2.1%)
Corinthian Colleges, Inc.*^	433,300	7,335,769
Strayer Education, Inc.^	34,200	7,459,362
Other Diversified Consumer Services	344,387	5,690,517

		20,485,648

Hotels, Restaurants & Leisure (2.7%)
Orient-Express Hotels Ltd., Class A^	677,700	5,753,673
Other Hotels, Restaurants & Leisure	1,249,572	20,554,492

		26,308,165

Household Durables (1.0%)
Tempur-Pedic International, Inc.^	434,700	5,681,529
Other Household Durables	463,797	4,695,342

		10,376,871

Internet & Catalog Retail (0.9%)
Netflix, Inc.*^	161,800	6,688,812
Other Internet & Catalog Retail	204,800	1,867,474

		8,556,286

Leisure Equipment & Products (0.3%)
Other Leisure Equipment & Products	501,900	3,102,002

		3,102,002

Media (1.1%)
National CineMedia, Inc.	528,200	7,268,032
Other Media	580,514	4,106,981

		11,375,013

Multiline Retail (0.7%)
Dollar Tree, Inc.*	135,700	5,712,970
Other Multiline Retail	168,900	1,387,860

		7,100,830

Specialty Retail (5.6%)
American Eagle Outfitters, Inc.	430,800	6,104,436
Dick’s Sporting Goods, Inc.*^	335,600	5,772,320
J. Crew Group, Inc.*^	296,800	8,019,536
Ross Stores, Inc.^	182,400	7,040,640
Other Specialty Retail	2,358,045	28,388,108

		55,325,040

Textiles, Apparel & Luxury Goods (1.8%)
Carter’s, Inc.*	360,900	8,881,749
Other Textiles, Apparel & Luxury Goods	783,885	9,205,625

		18,087,374

Total Consumer Discretionary		168,580,681

Consumer Staples (2.1%)
Beverages (0.0%)
Other Beverages	73,900	630,757

		630,757

Food & Staples Retailing (0.5%)
Other Food & Staples Retailing	234,723	4,660,181

		4,660,181

	Number of Shares	Value (Note 1)
Food Products (1.1%)
Other Food Products	486,382	$10,731,495

		10,731,495

Household Products (0.1%)
Other Household Products	45,500	653,080

		653,080

Personal Products (0.3%)
Other Personal Products	261,245	3,057,336

		3,057,336

Tobacco (0.1%)
Other Tobacco	124,200	1,083,875

		1,083,875

Total Consumer Staples		20,816,724

Energy (5.2%)
Energy Equipment & Services (2.3%)
Other Energy Equipment & Services	1,822,712	22,367,751

		22,367,751

Oil, Gas & Consumable Fuels (2.9%)
Other Oil, Gas & Consumable Fuels	2,443,347	29,048,162

		29,048,162

Total Energy		51,415,913

Financials (13.1%)
Capital Markets (4.1%)
Affiliated Managers Group, Inc.*^	102,000	5,935,380
KBW, Inc.*^	234,491	6,743,961
Lazard Ltd., Class A^	248,700	6,695,004
Stifel Financial Corp.*	131,600	6,328,644
Teton Advisors, Inc.(b)*†	54	104
Other Capital Markets	1,699,391	15,077,111

		40,780,204

Commercial Banks (3.3%)
Other Commercial Banks	2,763,948	32,897,872

		32,897,872

Consumer Finance (0.2%)
Other Consumer Finance	312,600	2,414,601

		2,414,601

Diversified Financial Services (0.3%)
Other Diversified Financial Services	281,382	3,015,347

		3,015,347

Insurance (1.7%)
Other Insurance	1,409,781	16,463,271

		16,463,271

Real Estate Investment Trusts (REITs) (2.7%)
Other Real Estate Investment Trusts (REITs)	2,665,675	26,286,790

		26,286,790

Real Estate Management & Development (0.1%)
Other Real Estate Management & Development	41,427	716,536

		716,536

Thrifts & Mortgage Finance (0.7%)
Other Thrifts & Mortgage Finance	858,530	7,466,673

		7,466,673

Total Financials		130,041,294

Health Care (17.4%)
Biotechnology (5.3%)
Acorda Therapeutics, Inc.*^	199,300	5,618,267
Alexion Pharmaceuticals, Inc.*	154,600	6,357,152

See Notes to Financial Statements. 120

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Onyx Pharmaceuticals, Inc.*	199,100	$5,626,566
Other Biotechnology	4,064,540	35,018,125

		52,620,110

Health Care Equipment & Supplies (4.8%)
NuVasive, Inc.*^	194,700	8,683,620
Volcano Corp.*	451,100	6,306,378
Other Health Care Equipment & Supplies	1,764,780	32,511,787

		47,501,785

Health Care Providers & Services (2.6%)
HMS Holdings Corp.*^	189,200	7,704,224
Other Health Care Providers & Services	1,034,583	17,534,537

		25,238,761

Health Care Technology (1.6%)
athenahealth, Inc.*^	171,250	6,337,963
MedAssets, Inc.*^	359,100	6,984,495
Other Health Care Technology	176,033	2,805,230

		16,127,688

Life Sciences Tools & Services (2.3%)
Illumina, Inc.*^	167,700	6,530,238
QIAGEN N.V.*^	340,400	6,328,036
Other Life Sciences Tools & Services	563,030	9,873,077

		22,731,351

Pharmaceuticals (0.8%)
Other Pharmaceuticals	1,251,372	7,909,436

		7,909,436

Total Health Care		172,129,131

Industrials (17.2%)
Aerospace & Defense (1.4%)
Other Aerospace & Defense	925,832	13,689,599

		13,689,599

Air Freight & Logistics (0.1%)
Other Air Freight & Logistics	98,260	1,265,569

		1,265,569

Airlines (0.3%)
Other Airlines	529,090	3,171,019

		3,171,019

Building Products (0.6%)
Other Building Products	376,900	5,892,278

		5,892,278

Commercial Services & Supplies (2.8%)
Iron Mountain, Inc.*	291,357	8,376,514
Stericycle, Inc.*	113,080	5,827,012
Other Commercial Services & Supplies	1,004,106	13,100,291

		27,303,817

Construction & Engineering (0.5%)
Other Construction & Engineering	342,900	5,266,999

		5,266,999

Electrical Equipment (3.4%)
AMETEK, Inc.	237,550	8,214,479
Baldor Electric Co.^	360,500	8,576,295
Other Electrical Equipment	1,451,372	16,474,595

		33,265,369

Industrial Conglomerates (0.1%)
Other Industrial Conglomerates	67,600	1,478,568

		1,478,568

Machinery (5.1%)
Bucyrus International, Inc.	233,100	6,657,336
IDEX Corp.^	259,050	6,364,858

	Number of Shares	Value (Note 1)
Joy Global, Inc.	182,900	$6,533,188
Other Machinery	1,634,206	30,587,853

		50,143,235

Marine (0.6%)
Other Marine	224,845	5,584,914

		5,584,914

Professional Services (0.8%)
Other Professional Services	537,774	7,586,542

		7,586,542

Road & Rail (1.1%)
Other Road & Rail	663,500	11,142,841

		11,142,841

Trading Companies & Distributors (0.4%)
Other Trading Companies & Distributors	330,362	4,222,902

		4,222,902

Transportation Infrastructure (0.0%)
Other Transportation Infrastructure	900	4,590

		4,590

Total Industrials		170,018,242

Information Technology (21.4%)
Communications Equipment (3.7%)
Brocade Communications Systems, Inc.*	794,300	6,211,426
F5 Networks, Inc.*	200,400	6,931,836
Other Communications Equipment	2,634,742	23,310,319

		36,453,581

Computers & Peripherals (0.6%)
Other Computers & Peripherals	646,298	5,907,604

		5,907,604

Electronic Equipment, Instruments & Components (1.1%)
Other Electronic Equipment, Instruments & Components	1,019,554	10,902,814

		10,902,814

Internet Software & Services (4.0%)
Akamai Technologies, Inc.*	334,500	6,415,710
Digital River, Inc.*	186,800	6,784,576
VistaPrint Ltd.*	247,910	10,573,361
Other Internet Software & Services	1,734,011	16,320,774

		40,094,421

IT Services (1.6%)
Other IT Services	1,445,144	15,682,369

		15,682,369

Semiconductors & Semiconductor Equipment (6.0%)
ON Semiconductor Corp.*	1,115,870	7,654,868
PMC-Sierra, Inc.*	970,100	7,721,996
Skyworks Solutions, Inc.*	568,100	5,556,018
Other Semiconductors & Semiconductor Equipment	3,402,158	38,205,977

		59,138,859

Software (4.4%)
Informatica Corp.*^	371,400	6,384,366
Other Software	3,229,063	36,786,354

		43,170,720

Total Information Technology		211,350,368

Materials (3.1%)
Chemicals (2.1%)
Other Chemicals	1,627,710	20,944,231

		20,944,231

See Notes to Financial Statements. 121

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.1%)
Other Construction Materials	57,800	$759,912

		759,912

Containers & Packaging (0.3%)
Other Containers & Packaging	172,278	2,501,316

		2,501,316

Metals & Mining (0.4%)
Other Metals & Mining	560,344	4,263,622

		4,263,622

Paper & Forest Products (0.2%)
Other Paper & Forest Products	204,314	2,015,915

		2,015,915

Total Materials		30,484,996

Telecommunication Services (1.2%)
Diversified Telecommunication Services (0.5%)
Other Diversified Telecommunication Services	507,359	4,558,874

		4,558,874

Wireless Telecommunication Services (0.7%)
SBA Communications Corp., Class A*^	235,300	5,774,262
Other Wireless Telecommunication Services	171,443	1,748,771

		7,523,033

Total Telecommunication Services		12,081,907

Utilities (1.8%)
Electric Utilities (0.6%)
Other Electric Utilities	255,564	5,677,124

		5,677,124

Gas Utilities (0.7%)
Other Gas Utilities	224,700	7,019,159

		7,019,159

Independent Power Producers & Energy Traders (0.0%)
Other Independent Power Producers & Energy Traders	3,500	4,970

		4,970

Multi-Utilities (0.3%)
Other Multi-Utilities	154,891	2,915,640

		2,915,640

Water Utilities (0.2%)
Other Water Utilities	116,724	2,069,605

		2,069,605

Total Utilities		17,686,498

Total Common Stocks (99.5%) (Cost $884,663,316)		984,605,754

	Number of Shares	Value (Note 1)
INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.0%)
Other Exchange Traded Funds (ETFs) (Cost $10,184)	1,300	17,238

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Household Durables (0.0%)
Other Household Durables (Cost $30,054)	44,100	$93,492

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (13.9%)
BBVA Senior Finance S.A.
0.69%, 3/12/10 (l)	$15,000,000	14,800,935
General Electric Capital Corp.
0.40%, 3/12/10 (l)	15,000,000	14,749,170
Goldman Sachs & Co., Repurchase Agreement
0.05%, 7/1/09 (r)(v)	59,277,679	59,277,679
MassMutual Global Funding II
0.40%, 3/26/10 (l)	14,000,000	13,873,678
Monumental Global Funding II
0.40%, 3/26/10 (l)	10,000,000	9,619,560
Pricoa Global Funding I
0.41%, 12/15/09 (l)	11,000,000	10,606,211
Other Short-Term Investments of Cash Collateral for Securities Loaned	15,498,334	14,789,829

Total Short-Term Investments of Cash Collateral for Securities Loaned		137,717,062

Time Deposit (0.9%)
JPMorgan Chase Nassau
0.000%, 7/1/09	9,001,704	9,001,704

Total Short-Term Investments (14.8%) (Cost/Amortized Cost $148,777,717)		146,718,766

Total Investments (114.3%) (Cost/Amortized Cost $1,033,481,271)		1,131,435,250
Other Assets Less Liabilities (-14.3%)		(141,755,771)

Net Assets (100%)		$989,679,479

This section shows the Portfolio’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the Portfolio’s total net assets as of the report date. Fair value securities are disclosed. The remaining securities held by the Portfolio are grouped as ‘‘Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling AXA Equitable at 1-888-AXA-INFO or 1-888-292-4636. This complete schedule, filed on the Portfolio’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $104 or 0.0% of net assets) at fair value.
(b)	Illiquid Security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

See Notes to Financial Statements. 122

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, 0.000% – 6.335%, maturing 4/2/09 – 6/12/20; Federal Home Loan Mortgage Corp., 0.311% – 0.441%, maturing 4/7/09 – 12/23/09; Government National Mortgage Association, 5.000% – 7.000%, maturing 10/15/22 – 2/15/39.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$168,580,681	$–	$–	$168,580,681
Consumer Staples	20,816,724	–	–	20,816,724
Energy	51,415,913	–	–	51,415,913
Financials	130,041,190	–	104	130,041,294
Health Care	172,129,131	–	–	172,129,131
Industrials	170,018,242	–	–	170,018,242
Information Technology	211,094,296	256,072	–	211,350,368
Materials	30,484,996	–	–	30,484,996
Telecommunication Services	12,081,907	–	–	12,081,907
Utilities	17,686,498	–	–	17,686,498
Investment Companies
Exchange Traded Funds (ETFs)	17,238	–	–	17,238
Rights
Consumer Discretionary	93,492	–	–	93,492
Short-Term Investments	–	146,718,766	–	146,718,766
Total Asset	$984,460,308	$146,974,838	$104	$1,131,435,250
Total Liability	$–	$–	$–	$–
Total	$984,460,308	$146,974,838	$104	$1,131,435,250

See Notes to Financial Statements. 123

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	104	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$104	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$104	$—

*Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	–	*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$–

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	828,635	–	–	828,635
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$828,635	$–	$–	$828,635

See Notes to Financial Statements. 124

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$–	$–	$–	$–

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$453,257,095
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$290,826,158

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$120,701,322
Aggregate gross unrealized depreciation	(49,589,650)

Net unrealized appreciation	$71,111,672

Federal income tax cost of investments	$1,060,323,578

At June 30, 2009, the Portfolio had loaned securities with a total value of $134,789,006. This was secured by collateral of $139,776,013 which was received as cash and subsequently invested in short-term investments currently valued at $137,717,062, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $52,792, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $93,412,448 of which $1,353,060 expires in the year 2009, and $92,059,388 expires in the year 2016.

See Notes to Financial Statements. 125

EQ ADVISORS TRUST

EQ/ARIEL APPRECIATION II PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (23.8%)
Diversified Consumer Services (0.9%)
Sotheby’s, Inc.	38,600	$544,646

Hotels, Restaurants & Leisure (7.2%)
Carnival Corp.	84,000	2,164,680
International Game Technology	134,200	2,133,780

		4,298,460

Media (11.4%)
CBS Corp., Class B	297,400	2,058,008
Gannett Co., Inc.	432,800	1,545,096
Interpublic Group of Cos., Inc.*	360,700	1,821,535
Omnicom Group, Inc.	44,800	1,414,784

		6,839,423

Multiline Retail (1.7%)
Nordstrom, Inc.	52,100	1,036,269

Specialty Retail (2.6%)
Tiffany & Co.	62,500	1,585,000

Total Consumer Discretionary		14,303,798

Consumer Staples (6.6%)
Beverages (2.9%)
Constellation Brands, Inc., Class A*	140,100	1,776,468

Food Products (1.2%)
J.M. Smucker Co.	14,500	705,570

Household Products (2.5%)
Clorox Co.	9,700	541,551
Energizer Holdings, Inc.*	18,300	955,992

		1,497,543

Total Consumer Staples		3,979,581

Energy (1.2%)
Oil, Gas & Consumable Fuels (1.2%)
Hess Corp.	13,400	720,250

Total Energy		720,250

Financials (28.0%)
Capital Markets (12.0%)
Franklin Resources, Inc.	26,100	1,879,461
Janus Capital Group, Inc.	214,100	2,440,740
Northern Trust Corp.	29,000	1,556,720
T. Rowe Price Group, Inc.	31,400	1,308,438

		7,185,359

Commercial Banks (2.8%)
City National Corp./California	46,100	1,697,863

Insurance (5.2%)
Aflac, Inc.	64,500	2,005,305
Markel Corp.*	4,100	1,154,970

		3,160,275

Real Estate Management & Development (8.0%)
CB Richard Ellis Group, Inc., Class A*	285,700	2,674,152
Jones Lang LaSalle, Inc.	65,400	2,140,542

		4,814,694

Total Financials		16,858,191

	Number of Shares	Value (Note 1)
Health Care (15.8%)
Health Care Equipment & Supplies (4.7%)
Baxter International, Inc.	31,200	$1,652,352
Zimmer Holdings, Inc.*	26,800	1,141,680

		2,794,032

Health Care Providers & Services (2.4%)
Laboratory Corp. of America Holdings*	21,700	1,471,043

Health Care Technology (4.0%)
IMS Health, Inc.	187,100	2,376,170

Life Sciences Tools & Services (4.7%)
Bio-Rad Laboratories, Inc., Class A*	13,000	981,240
Thermo Fisher Scientific, Inc.*	45,400	1,850,958

		2,832,198

Total Health Care		9,473,443

Industrials (5.2%)
Machinery (1.0%)
Illinois Tool Works, Inc.	16,700	623,578

Professional Services (4.2%)
Dun & Bradstreet Corp.	12,400	1,007,004
Equifax, Inc.	57,400	1,498,140

		2,505,144

Total Industrials		3,128,722

Information Technology (15.0%)
Computers & Peripherals (3.6%)
Dell, Inc.*	155,500	2,135,015

Electronic Equipment, Instruments & Components (3.0%)
Anixter International, Inc.*	48,700	1,830,633

IT Services (8.4%)
Accenture Ltd., Class A	70,900	2,372,314
Hewitt Associates, Inc., Class A*	89,100	2,653,398

		5,025,712

Total Information Technology		8,991,360

Total Common Stocks (95.6%) (Cost $61,768,588)		57,455,345

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (7.0%)
JPMorgan Chase Nassau 0.000%, 7/1/09 (Amortized Cost $4,191,860)	$4,191,860	4,191,860

Total Investments (102.6%) (Cost/Amortized Cost $65,960,448)		61,647,205
Other Assets Less Liabilities (-2.6%)		(1,580,650)

Net Assets (100%)		$60,066,555

*	Non-income producing.

See Notes to Financial Statements. 126

EQ ADVISORS TRUST

EQ/ARIEL APPRECIATION II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$14,303,798	$–	$–	$14,303,798
Consumer Staples	3,979,581	–	–	3,979,581
Energy	720,250	–	–	720,250
Financials	16,858,191	–	–	16,858,191
Health Care	9,473,443	–	–	9,473,443
Industrials	3,128,722	–	–	3,128,722
Information Technology	8,991,360	–	–	8,991,360
Short-Term Investments	–	4,191,860	–	4,191,860
Total Asset	$57,455,345	$4,191,860	$–	$61,647,205
Total Liability	$–	$–	$–	$–
Total	$57,455,345	$4,191,860	$–	$61,647,205

The Portfolio held no derivatives contracts during the six month ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$15,179,385
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$11,148,466

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,764,104
Aggregate gross unrealized depreciation	(9,459,566)

Net unrealized depreciation	$(4,695,462)

Federal income tax cost of investments	$66,342,667

The Portfolio has a net capital loss carryforward of $1,899,483, which expires in the year 2016.

See Notes to Financial Statements. 127

EQ ADVISORS TRUST

EQ/AXA FRANKLIN INCOME CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (0.7%)
Asset-Backed Securities (0.1%)
Bank of America Credit Card Trust,
Series 2008-A9 A9
4.070%, 7/16/12	$500,000	$507,794
Chase Issuance Trust,
Series 2007-A15 A
4.960%, 9/17/12	485,000	502,087

		1,009,881

Non-Agency CMO (0.6%)
Banc of America Commercial Mortgage, Inc.,
Series 2005-4 A5A
4.933%, 7/10/45	368,000	315,517
Series 2006-6 A4
5.356%, 10/10/45	484,000	381,231
Series 2007-1 A4
5.451%, 1/15/49	235,000	175,292
Citigroup Commercial Mortgage Trust, Inc.,
Series 2008-C7 A4
6.299%, 12/10/49(l)	335,000	273,875
CS First Boston Mortgage Securities Corp.,
Series 2001-CK1 C
6.730%, 12/18/35	553,000	529,542
Series 2002-CKS4 A2
5.183%, 11/15/36	530,000	520,328
CW Capital Cobalt Ltd.,
Series 2007-C3 A4
6.015%, 5/15/46(l)	225,000	154,485
First Union National Bank Commercial Mortgage Trust,
Series 2000-C2 A2
7.202%, 10/15/32	831,399	844,408
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5 A5
5.224%, 4/10/37(l)	395,000	337,873
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIB3 A3
6.465%, 11/15/35	622,000	631,857
Series 2001-CIBC B
6.446%, 3/15/33	691,000	671,661
Series 2006-LDP7 A4
6.065%, 4/15/45(l)	415,000	352,238
Series 2007-CB18 AM
5.466%, 6/12/47(l)	45,000	21,898
Morgan Stanley Capital I, Inc.,
Series 2007-IQ14 A4
5.692%, 4/15/49(l)	225,000	164,008
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C32 A2
5.924%, 6/15/49(l)	450,000	419,974
Series 2007-C33 A4
6.100%, 2/15/51(l)	210,000	154,602

		5,948,789

Total Asset-Backed and Mortgage-Backed Securities		6,958,670

	Principal Amount	Value (Note 1)
Convertible Bonds (0.6%)
Financials (0.3%)
Real Estate Investment Trusts (REITs) (0.3%)
iStar Financial, Inc.
1.097%, 10/1/12(l)	$7,500,000	$2,836,500

Total Financials		2,836,500

Information Technology (0.3%)
Semiconductors & Semiconductor Equipment (0.3%)
Advanced Micro Devices, Inc.
5.750%, 8/15/12§	5,000,000	3,075,000

Total Information Technology		3,075,000

Total Convertible Bonds		5,911,500

Corporate Bonds (36.7%)
Consumer Discretionary (5.6%)
Auto Components (0.2%)
Allison Transmission, Inc.
Term Loan
3.070%, 8/7/14(l)	$2,141,705	1,692,711
3.120%, 8/7/14(l)	651,652	515,038

		2,207,749

Automobiles (0.0%)
Daimler Finance N.A. LLC
5.875%, 3/15/11	224,000	227,724
6.500%, 11/15/13	69,000	70,141
General Motors Corp.
8.375%, 7/15/33(h)	1,700,000	216,750

		514,615

Hotels, Restaurants & Leisure (1.0%)
Harrahs Operating Escrow LLC/ Harrahs Escrow Corp.
11.250%, 6/1/17§	1,000,000	945,000
McDonald’s Corp.
5.350%, 3/1/18	40,000	42,207
MGM MIRAGE
6.750%, 4/1/13	2,000,000	1,335,000
13.000%, 11/15/13§	3,000,000	3,285,000
Wendy’s/Arby’s Restaurants LLC
10.000%, 7/15/16§	1,250,000	1,195,312
Wyndham Worldwide Corp.
9.875%, 5/1/14	2,500,000	2,491,685

		9,294,204

Household Durables (0.6%)
KB Home
6.375%, 8/15/11	1,950,000	1,881,750
5.750%, 2/1/14	4,000,000	3,500,000

		5,381,750

Media (3.3%)
Cablevision Systems Corp.
Series B
8.000%, 4/15/12	5,000,000	4,950,000
CBS Corp.
7.875%, 7/30/30	55,000	43,801
CCH I Holdings LLC
13.500%, 1/15/14(h)	11,000,000	96,250
11.750%, 5/15/14(h)	10,000,000	62,500
CCH I LLC/CCH I Capital Corp.
11.000%, 10/1/15(h)	9,000,000	1,080,000

See Notes to Financial Statements. 128

EQ ADVISORS TRUST

EQ/AXA FRANKLIN INCOME CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Cinemark USA Inc.
8.625%, 6/15/19§	$1,000,000	$987,500
Clear Channel Communications, Inc.
Term Loan B
4.088%, 11/13/15(l)	15,500,000	9,222,500
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	25,000	29,229
Comcast Corp.
5.900%, 3/15/16	50,000	51,721
6.500%, 1/15/17	94,000	99,721
7.050%, 3/15/33	40,000	42,570
COX Communications, Inc.
7.125%, 10/1/12	100,000	107,496
Dex Media West LLC/Dex Media West Finance Co.
Series B
8.500%, 8/15/10(h)	3,300,000	2,376,000
9.875%, 8/15/13(h)	5,000,000	762,500
Dex Media, Inc.
8.000%, 11/15/13(h)	5,000,000	750,000
9.000%, 11/15/13(h)	10,500,000	1,575,000
Idearc, Inc.
Term Loan A
0.000%, 11/17/13(l)	2,912,325	1,228,378
Lamar Media Corp.
9.750%, 4/1/14§	2,500,000	2,584,375
News America, Inc.
5.300%, 12/15/14	80,000	80,572
6.200%, 12/15/34	40,000	34,148
R.H. Donnelley Corp.
Series A-1
6.875%, 1/15/13(h)	5,000,000	256,250
Series A-2
6.875%, 1/15/13(h)	5,500,000	281,875
Series A-3
8.875%, 1/15/16(h)	12,000,000	615,000
Series A-4
8.875%, 10/15/17(h)	12,000,000	615,000
Time Warner Cable, Inc.
6.200%, 7/1/13	249,000	262,357
8.250%, 4/1/19	80,000	90,769
7.625%, 4/15/31	169,000	164,295
Time Warner, Inc.
6.875%, 5/1/12	77,000	82,371
7.700%, 5/1/32	143,000	140,521
Univision Communications, Inc.
12.000%, 7/1/14§	500,000	491,250
10.500%, 3/15/15 PIK§	4,000,000	2,330,000
Viacom, Inc.
6.250%, 4/30/16	69,000	67,976

		31,561,925

Multiline Retail (0.4%)
Dollar General Corp.
11.875%, 7/15/17 PIK	4,000,000	4,320,000
Wal-Mart Stores, Inc.
4.125%, 7/1/10	63,000	64,546

		4,384,546

Specialty Retail (0.1%)
Home Depot, Inc.
5.400%, 3/1/16	105,000	104,813

	Principal Amount	Value (Note 1)
Limited Brands, Inc.
8.500%, 6/15/19§	$1,000,000	$958,089

		1,062,902

Total Consumer Discretionary		54,407,691

Consumer Staples (1.3%)
Beverages (0.1%)
Bottling Group LLC
4.625%, 11/15/12	61,000	64,903
Coca-Cola Enterprises, Inc.
7.375%, 3/3/14	56,000	64,058
Diageo Capital plc
5.500%, 9/30/16	63,000	64,873
Diageo Finance B.V.
5.300%, 10/28/15	95,000	99,335
PepsiCo, Inc.
7.900%, 11/1/18	94,000	114,361

		407,530

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
5.500%, 3/15/17	92,000	97,398
CVS Caremark Corp.
6.250%, 6/1/27	83,000	84,248
Kroger Co.
7.500%, 4/1/31	30,000	34,578
SUPERVALU, Inc.
8.000%, 5/1/16	3,300,000	3,201,000
Wal-Mart Stores, Inc.
5.000%, 4/5/12	254,000	275,573
5.250%, 9/1/35	102,000	97,255

		3,790,052

Food Products (0.5%)
Archer-Daniels-Midland Co.
6.450%, 1/15/38	25,000	27,105
General Mills, Inc.
6.000%, 2/15/12	115,000	123,809
JBS USA LLC/JBS USA Finance, Inc.
11.625%, 5/1/14§	1,500,000	1,417,500
Kellogg Co.
7.450%, 4/1/31	35,000	42,030
Kraft Foods, Inc.
5.625%, 11/1/11	61,000	64,811
6.875%, 2/1/38	66,000	69,814
Tyson Foods, Inc.
10.500%, 3/1/14§	2,400,000	2,604,000

		4,349,069

Household Products (0.3%)
Fortune Brands, Inc.
5.375%, 1/15/16	50,000	45,867
Jarden Corp.
8.000%, 5/1/16	1,000,000	955,000
Johnsondiversey Holdings, Inc.
Series B
10.670%, 5/15/13(e)	2,500,000	2,100,000
Kimberly-Clark Corp.
6.125%, 8/1/17	50,000	54,842
Procter & Gamble Co.
5.800%, 8/15/34	78,000	81,596

		3,237,305

Tobacco (0.0%)
Altria Group, Inc.
9.700%, 11/10/18	113,000	129,549

See Notes to Financial Statements. 129

EQ ADVISORS TRUST

EQ/AXA FRANKLIN INCOME CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
10.200%, 2/6/39	$73,000	$86,254
Philip Morris International, Inc.
5.650%, 5/16/18	63,000	66,036

		281,839

Total Consumer Staples		12,065,795

Energy (6.4%)
Energy Equipment & Services (0.8%)
Halliburton Co.
5.500%, 10/15/10	215,000	224,866
SESI LLC
6.875%, 6/1/14	5,000,000	4,537,500
Transocean, Inc.
6.800%, 3/15/38	30,000	32,088
Weatherford International Ltd.
5.500%, 2/15/16	75,000	71,915
9.625%, 3/1/19	2,600,000	3,058,658

		7,925,027

Oil, Gas & Consumable Fuels (5.6%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	80,000	78,930
Apache Corp.
5.625%, 1/15/17	50,000	52,456
Bill Barrett Corp.
9.875%, 7/15/16	400,000	380,688
Callon Petroleum Co.
Series B
9.750%, 12/8/10	4,000,000	1,520,000
Canadian Natural Resources Ltd.
6.250%, 3/15/38	112,000	111,794
Chesapeake Energy Corp.
6.500%, 8/15/17	4,000,000	3,360,000
7.250%, 12/15/18	8,500,000	7,395,000
6.875%, 11/15/20	1,300,000	1,046,500
Chevron Corp.
3.450%, 3/3/12	159,000	164,008
Conoco Funding Co.
6.350%, 10/15/11	73,000	79,671
ConocoPhillips
4.600%, 1/15/15	150,000	154,147
ConocoPhillips Canada
5.625%, 10/15/16	146,000	155,476
Devon Financing Corp. ULC
6.875%, 9/30/11	61,000	66,252
El Paso Corp.
12.000%, 12/12/13	2,800,000	3,080,000
7.750%, 1/15/32	1,700,000	1,383,836
EnCana Corp.
4.750%, 10/15/13	90,000	90,728
EnCana Holdings Finance Corp.
5.800%, 5/1/14	142,000	150,299
Forest Oil Corp.
8.500%, 2/15/14§	3,000,000	2,947,500
Hess Corp.
7.300%, 8/15/31	25,000	25,806
Kinder Morgan Energy Partners LP
5.000%, 12/15/13	193,000	189,906
Marathon Oil Corp.
6.600%, 10/1/37	45,000	43,542
Mariner Energy, Inc.
7.500%, 4/15/13	3,950,000	3,594,500
Nabors Industries Inc.
6.150%, 2/15/18	65,000	62,397

	Principal Amount	Value (Note 1)
Newfield Exploration Co.
6.625%, 4/15/16	$1,800,000	$1,624,500
Pemex Project Funding Master Trust
6.625%, 6/15/35	75,000	67,832
Petro-Canada, Inc.
5.950%, 5/15/35	20,000	18,024
6.800%, 5/15/38	15,000	14,788
PetroHawk Energy Corp.
7.875%, 6/1/15	5,200,000	4,810,000
Pioneer Natural Resources Co.
6.650%, 3/15/17	2,500,000	2,188,385
6.875%, 5/1/18	4,000,000	3,484,736
Plains All American Pipeline LP
6.500%, 5/1/18	40,000	40,476
Plains Exploration & Production Co.
10.000%, 3/1/16	3,000,000	3,082,500
Quicksilver Resources, Inc.
11.750%, 1/1/16	1,300,000	1,345,500
SandRidge Energy, Inc.
9.875%, 5/15/16§	2,000,000	1,930,000
Shell International Finance B.V.
4.000%, 3/21/14	190,000	195,097
Spectra Energy Capital LLC
7.500%, 9/15/38	30,000	29,355
StatoilHydro ASA
5.250%, 4/15/19	25,000	25,728
Trans-Canada Pipelines Ltd.
7.125%, 1/15/19	118,000	133,179
Valero Energy Corp.
6.625%, 6/15/37	61,000	52,040
W&T Offshore, Inc.
8.250%, 6/15/14§	4,000,000	3,080,000
Woodside Finance Ltd.
8.125%, 3/1/14§	5,000,000	5,381,590
XTO Energy, Inc.
6.375%, 6/15/38	73,000	74,606

		53,711,772

Total Energy		61,636,799

Financials (8.8%)
Capital Markets (0.7%)
Bank of New York Mellon Corp.
5.125%, 8/27/13	63,000	66,313
Bear Stearns Cos., Inc.
4.550%, 6/23/10	368,000	375,567
6.400%, 10/2/17	155,000	155,275
Credit Suisse Guernsey Ltd.
5.860%, 12/31/49(l)	50,000	32,500
Credit Suisse USA, Inc.
7.125%, 7/15/32	62,000	66,204
Deutsche Bank AG/London
4.875%, 5/20/13	191,000	196,056
Goldman Sachs Capital II
5.793%, 12/31/49(l)	50,000	30,472
Goldman Sachs Group, Inc.
5.250%, 10/15/13	113,000	115,327
5.125%, 1/15/15	84,000	82,625
5.350%, 1/15/16	83,000	79,134
5.750%, 10/1/16	130,000	127,290
5.625%, 1/15/17	215,000	204,339
7.500%, 2/15/19	2,300,000	2,462,776
6.125%, 2/15/33	71,000	66,266
6.750%, 10/1/37	121,000	107,568

See Notes to Financial Statements. 130

EQ ADVISORS TRUST

EQ/AXA FRANKLIN INCOME CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Merrill Lynch & Co., Inc.
6.875%, 4/25/18	$2,000,000	$1,851,112
Morgan Stanley
5.050%, 1/21/11	145,000	147,859
6.600%, 4/1/12	63,000	66,702
5.300%, 3/1/13	82,000	83,055
4.750%, 4/1/14	75,000	70,844
5.450%, 1/9/17	251,000	234,379
UBS Preferred Funding Trust I
8.622%, 12/31/49(l)	50,000	35,605

		6,657,268

Commercial Banks (1.3%)
Citigroup, Inc.
5.300%, 1/7/16	274,000	236,013
GMAC LLC
7.250%, 3/2/11§	1,187,000	1,086,105
6.875%, 9/15/11§	5,698,000	4,985,750
HSBC Bank USA/New York
4.625%, 4/1/14	83,000	81,488
5.875%, 11/1/34	90,000	83,434
HSBC Holdings plc
6.500%, 5/2/36	92,000	89,841
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	156,000	151,841
Kreditanstalt fuer Wiederaufbau
3.500%, 3/10/14	408,000	415,614
4.125%, 10/15/14	94,000	95,018
4.375%, 7/21/15	203,000	209,566
Landwirtschaftliche Rentenbank
5.125%, 2/1/17	123,000	130,300
PNC Funding Corp.
5.250%, 11/15/15	57,000	54,198
Regions Bank/Alabama
3.250%, 12/9/11	483,000	501,144
State Street Bank and Trust Co.
8.250%, 3/15/42(l)	20,000	16,895
USB Capital IX
6.189%, 12/31/49(l)	50,000	33,750
Wachovia Bank N.A.
5.600%, 3/15/16	113,000	106,105
6.600%, 1/15/38	209,000	203,737
Wachovia Capital Trust III
5.800%, 12/31/49(l)	100,000	60,000
Wachovia Corp.
5.300%, 10/15/11	192,000	200,083
5.500%, 8/1/35	77,000	59,462
Wells Fargo & Co.
5.375%, 2/7/35	57,000	50,129
Wells Fargo Bank N.A.
5.950%, 8/26/36	130,000	116,338
Wells Fargo Capital X
5.950%, 12/15/36	100,000	74,000
Wells Fargo Capital XIII
7.700%, 12/29/49(l)	125,000	103,750
Wells Fargo Capital XV
9.750%, 9/26/44(l)	4,000,000	3,870,000

		13,014,561

Consumer Finance (1.5%)
American Express Co.
4.875%, 7/15/13	158,000	154,330
8.125%, 5/20/19	85,000	88,207
6.800%, 9/1/66(l)	30,000	21,600

	Principal Amount	Value (Note 1)
Capital One Capital 111
7.686%, 8/15/36	$25,000	$17,714
Capital One Financial Corp.
7.375%, 5/23/14	100,000	103,118
Ford Motor Credit Co. LLC
7.375%, 2/1/11	6,000,000	5,431,650
7.250%, 10/25/11	2,000,000	1,729,876
8.000%, 6/1/14	5,000,000	4,045,590
12.000%, 5/15/15	3,000,000	2,805,471
SLM Corp.
5.375%, 5/15/14	125,000	100,464

		14,498,020

Diversified Financial Services (1.8%)
Bank of America Corp.
4.375%, 12/1/10	81,000	81,208
2.100%, 4/30/12	323,000	323,492
4.875%, 1/15/13	89,000	87,929
4.750%, 8/1/15	75,000	67,818
5.250%, 12/1/15	101,000	88,938
5.625%, 10/14/16	75,000	67,770
Bank of America N.A.
5.300%, 3/15/17	106,000	89,935
BP Capital Markets plc
5.250%, 11/7/13	110,000	118,064
Capital One Capital IV
6.745%, 2/17/37(l)	20,000	13,387
Caterpillar Financial Services Corp.
7.150%, 2/15/19	135,000	144,501
CEVA Group plc
10.000%, 9/1/14§	5,000,000	3,400,000
Citigroup, Inc.
5.250%, 2/27/12	156,000	152,334
5.850%, 8/2/16	58,000	51,489
5.850%, 12/11/34	55,000	42,714
Countrywide Home Loans, Inc.
4.000%, 3/22/11	85,000	83,886
General Electric Capital Corp.
4.875%, 3/4/15	65,000	63,237
5.400%, 2/15/17	72,000	69,711
5.625%, 9/15/17	191,000	182,796
6.750%, 3/15/32	148,000	132,861
6.150%, 8/7/37	128,000	105,435
6.375%, 11/15/67(l)	100,000	66,722
JPMorgan Chase & Co.
4.500%, 11/15/10	63,000	64,222
2.625%, 12/1/10	966,000	989,435
4.600%, 1/17/11	80,000	82,333
6.625%, 3/15/12	90,000	94,748
4.650%, 6/1/14	135,000	134,644
5.150%, 10/1/15	68,000	67,029
7.900%, 4/29/49(l)	6,968,000	6,097,697
JPMorgan Chase Capital XXV
6.800%, 10/1/37	275,000	236,500
National Rural Utilities Cooperative Finance Corp.
5.450%, 4/10/17	82,000	83,967
Petroplus Finance Ltd.
7.000%, 5/1/17§	2,500,000	2,075,000
Principal Life Global Funding I
5.250%, 1/15/13§	123,000	120,088
Unilever Capital Corp.
5.900%, 11/15/32	30,000	32,129

See Notes to Financial Statements. 131

EQ ADVISORS TRUST

EQ/AXA FRANKLIN INCOME CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Vanguard Health Holding Co. I LLC
0.000%, 10/1/15(e)	$1,445,000	$1,408,875

		16,920,894

Insurance (1.0%)
ACE INA Holdings, Inc.
5.875%, 6/15/14	81,000	83,646
Aflac, Inc.
8.500%, 5/15/19	2,500,000	2,671,335
AIG SunAmerica Global Financing X
6.900%, 3/15/32§	71,000	33,888
Allstate Corp.
6.125%, 5/15/37(l)	20,000	14,700
6.500%, 5/15/67(l)	20,000	14,700
AllState Corp.
7.500%, 6/15/13	77,000	83,734
American International Group, Inc.
5.600%, 10/18/16	80,000	43,254
5.850%, 1/16/18	281,000	148,663
Berkshire Hathaway Finance Corp.
4.750%, 5/15/12	110,000	116,792
Chubb Corp.
6.000%, 5/11/37	25,000	25,303
6.375%, 3/29/67(l)	50,000	40,000
Liberty Mutual Group, Inc.
10.750%, 6/15/58(l)§	8,000,000	5,760,000
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19	35,000	39,386
MetLife, Inc.
6.125%, 12/1/11	79,000	82,702
5.700%, 6/15/35	67,000	58,520
6.400%, 12/15/36	50,000	35,750
Metropolitan Life Global Funding I
5.125%, 6/10/14§	75,000	74,416
Nationwide Financial Services, Inc.
6.750%, 5/15/37	10,000	5,908
Progressive Corp.
6.700%, 6/15/37(l)	40,000	28,204
Tavelers Property Casualty Corp.
6.375%, 3/15/33	25,000	26,217
Travelers Cos., Inc.
5.750%, 12/15/17	65,000	67,081
6.250%, 3/15/37(l)	50,000	40,298

		9,494,497

Real Estate Investment Trusts (REITs) (2.3%)
Boeing Co.
5.000%, 6/1/15	60,000	53,978
HCP, Inc.
6.000%, 1/30/17	45,000	38,148
6.700%, 1/30/18	1,000,000	868,696
Host Hotels & Resorts LP
6.875%, 11/1/14	4,000,000	3,600,000
Series O
6.375%, 3/15/15	4,000,000	3,460,000
Series Q
6.750%, 6/1/16	1,000,000	867,500
iStar Financial, Inc.
8.625%, 6/1/13	9,000,000	4,680,000
Simon Property Group LP
10.350%, 4/1/19	2,000,000	2,272,468
Vornado Realty Trust
3.625%, 11/15/26	2,000,000	1,810,000
2.850%, 4/1/27	5,000,000	4,350,000

		22,000,790

	Principal Amount	Value (Note 1)
Real Estate Management & Development (0.2%)
Duke Realty LP
5.950%, 2/15/17	$3,000,000	$2,325,504

Thrifts & Mortgage Finance (0.0%)
Washington Mutual Preferred 1V
9.750%, 12/31/49(h)§	2,500,000	31,250

Total Financials		84,942,784

Health Care (4.2%)
Health Care Equipment & Supplies (0.3%)
Bausch & Lomb, Inc.
Term Loan
3.570%, 4/26/15	145,000	132,545
4.470%, 4/26/15(l)	2,726,000	2,491,856
Baxter International, Inc.
5.375%, 6/1/18	157,000	164,397
Covidien International Finance S.A.
6.000%, 10/15/17	187,000	198,865

		2,987,663

Health Care Providers & Services (3.7%)
Aetna, Inc.
6.000%, 6/15/16	116,000	114,618
DaVita, Inc.
6.625%, 3/15/13	3,086,000	2,908,555
HCA, Inc.
6.500%, 2/15/16	6,000,000	4,845,000
8.500%, 4/15/19§	6,000,000	5,880,000
Tenet Healthcare Corp.
7.375%, 2/1/13	4,000,000	3,600,000
9.250%, 2/1/15	15,500,000	14,182,500
U.S. Oncology Holdings, Inc.
6.904%, 3/15/12 PIK(l)	5,034,000	4,241,145
UnitedHealth Group, Inc.
5.800%, 3/15/36	86,000	69,562

		35,841,380

Pharmaceuticals (0.2%)
Abbott Laboratories, Inc.
5.875%, 5/15/16	61,000	66,528
5.125%, 4/1/19	50,000	51,482
AstraZeneca plc
5.900%, 9/15/17	63,000	67,462
Bristol-Myers Squibb Co.
5.250%, 8/15/13	164,000	174,500
Eli Lilly & Co.
5.200%, 3/15/17	158,000	165,540
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	185,000	195,953
Johnson & Johnson
4.950%, 5/15/33	105,000	99,913
Merck & Co., Inc.
4.750%, 3/1/15	80,000	83,580
Pfizer, Inc.
7.200%, 3/15/39	55,000	65,308
Schering-Plough Corp.
5.550%, 12/1/13	151,000	162,197
Wyeth
5.500%, 2/1/14	191,000	204,415

		1,336,878

Total Health Care		40,165,921

See Notes to Financial Statements. 132

EQ ADVISORS TRUST

EQ/AXA FRANKLIN INCOME CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Industrials (2.9%)
Aerospace & Defense (0.1%)
Boeing Co.
5.000%, 3/15/14	$75,000	$78,962
Goodrich Corp.
6.800%, 7/1/36	25,000	24,605
Honeywell International, Inc.
5.400%, 3/15/16	94,000	99,714
Lockheed Martin Corp.
Series B
6.150%, 9/1/36	35,000	37,361
Northrop Grumman Systems Corp.
7.125%, 2/15/11	60,000	64,402
Raytheon Co.
6.400%, 12/15/18	50,000	55,334
United Technologies Corp.
4.875%, 5/1/15	93,000	98,894
6.125%, 2/1/19	33,000	36,524

		495,796

Airlines (0.0%)
Southwest Airlines Co.
5.750%, 12/15/16	50,000	46,353

Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16	83,000	73,864

Commercial Services & Supplies (0.4%)
Ceridian Corp.
11.250%, 11/15/15	4,000,000	3,345,000
R.R. Donnelley & Sons Co.
6.125%, 1/15/17	75,000	65,971
Waste Management, Inc.
7.375%, 3/11/19	52,000	55,724

		3,466,695

Industrial Conglomerates (1.5%)
3M Co.
5.700%, 3/15/37	25,000	26,043
General Electric Co.
5.000%, 2/1/13	173,000	180,009
Ingersoll-Rand Global Holding Co., Ltd.
9.500%, 4/15/14	1,500,000	1,642,631
RBS Global, Inc. & Rexnord Corp.
11.750%, 8/1/16	2,000,000	1,475,000
RBS Global, Inc./Rexnord LLC
9.500%, 8/1/14§	3,409,000	2,914,695
U.S. Investigations Services, Inc.
Term Loan
3.359%, 4/1/15(l)	9,824,561	8,571,930

		14,810,308

Machinery (0.4%)
Deere & Co.
6.950%, 4/25/14	73,000	82,797
8.100%, 5/15/30	68,000	82,002
Terex Corp.
8.000%, 11/15/17	5,000,000	3,843,750

		4,008,549

Road & Rail (0.5%)
Burlington Northern Santa Fe Corp.
5.750%, 3/15/18	40,000	40,930
Canadian National Railway Co.
5.550%, 5/15/18	48,000	50,144
6.200%, 6/1/36	55,000	57,033

	Principal Amount	Value (Note 1)
CSX Corp.
5.500%, 8/1/13	$66,000	$67,175
7.375%, 2/1/19	40,000	43,442
Hertz Corp.
8.875%, 1/1/14	4,400,000	4,048,000
10.500%, 1/1/16	500,000	445,000
Norfolk Southern Corp.
8.625%, 5/15/10	185,000	195,989
6.750%, 2/15/11	76,000	80,189
5.900%, 6/15/19	40,000	41,454

		5,069,356

Total Industrials		27,970,921

Information Technology (1.8%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
5.500%, 2/22/16	121,000	128,186
Nortel Networks Ltd.
10.750%, 7/15/16(h)	5,700,000	1,966,500

		2,094,686

Computers & Peripherals (0.1%)
Hewlett-Packard Co.
5.500%, 3/1/18	156,000	163,986
International Business Machines Corp.
4.750%, 11/29/12	152,000	162,983
8.000%, 10/15/38	55,000	71,187

		398,156

Electronic Equipment, Instruments & Components (0.3%)
Sanmina-SCI Corp.
6.750%, 3/1/13	2,000,000	1,550,000
8.125%, 3/1/16	2,000,000	1,457,500

		3,007,500

IT Services (0.4%)
First Data Corp.
Term Loan
3.065%, 9/24/14(l)	4,850,000	3,628,838

Office Electronics (0.0%)
Pitney Bowes, Inc.
5.000%, 3/15/15	50,000	51,860

Semiconductors & Semiconductor Equipment (0.8%)
Freescale Semiconductor, Inc.
8.875%, 12/15/14	1,500,000	757,500
12.500%, 12/15/14	6,772,342	5,908,868
10.125%, 12/15/16	2,211,000	751,740

		7,418,108

Software (0.0%)
Microsoft Corp.
2.950%, 6/1/14	85,000	84,384
Oracle Corp.
5.250%, 1/15/16	111,000	116,152

		200,536

Total Information Technology		16,799,684

Materials (1.5%)
Chemicals (0.2%)
Dow Chemical Co.
7.600%, 5/15/14	75,000	77,250
8.550%, 5/15/19	50,000	50,089
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16	94,000	97,849

See Notes to Financial Statements. 133

EQ ADVISORS TRUST

EQ/AXA FRANKLIN INCOME CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
Ineos Group Holdings plc
7.875%, 2/15/16§	EUR	4,000,000	$1,739,534
Lubrizol Corp.
8.875%, 2/1/19		$55,000	63,897

			2,028,619

Containers & Packaging (0.0%)
Berry Plastics Holding Corp.
Term Loan
8.161%, 6/15/14(l)		73,277	62,244

Metals & Mining (1.2%)
Anglo American Capital plc
9.375%, 4/8/14§		4,400,000	4,779,500
ArcelorMittal S.A.
9.850%, 6/1/19		2,000,000	2,153,808
Barrick Gold Finance Co.
4.875%, 11/15/14		45,000	46,164
BHP Billiton Finance USA Ltd.
5.250%, 12/15/15		50,000	52,059
6.500%, 4/1/19		35,000	38,868
Newmont Mining Corp.
5.875%, 4/1/35		30,000	28,013
Novelis, Inc.
6.500%, 7/7/14		1,396,460	1,213,757
Rio Tinto Alcan, Inc.
4.500%, 5/15/13		210,000	204,686
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14		3,000,000	3,333,738
Vale Overseas Ltd.
6.875%, 11/21/36		117,000	111,092

			11,961,685

Paper & Forest Products (0.1%)
International Paper Co.
9.375%, 5/15/19		40,000	40,774
NewPage Corp.
10.000%, 5/1/12		1,000,000	480,000
Weyerhaeuser Co.
6.750%, 3/15/12		82,000	82,030

			602,804

Total Materials			14,655,352

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.
6.250%, 3/15/11		61,000	64,637
5.875%, 8/15/12		61,000	65,467
5.100%, 9/15/14		109,000	113,228
6.150%, 9/15/34		158,000	149,993
BellSouth Corp.
6.000%, 10/15/11		123,000	131,411
5.200%, 9/15/14		62,000	64,544
British Telecommunications plc
9.625%, 12/15/30		80,000	88,693
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13		96,000	98,605
8.750%, 6/15/30		57,000	66,732
Digicel Group Ltd.
8.875%, 1/15/15§		2,500,000	2,075,000
Embarq Corp.
6.738%, 6/1/13		82,000	82,774
Qwest Corp.
8.375%, 5/1/16§		1,400,000	1,351,000

	Principal Amount	Value (Note 1)
Telecom Italia Capital S.A.
5.250%, 10/1/15	$143,000	$138,043
Telefonica Emisiones S.A.U.
6.421%, 6/20/16	199,000	212,773
Verizon Communications, Inc.
7.375%, 9/1/12	76,000	85,023
4.900%, 9/15/15	82,000	81,903
7.750%, 12/1/30	155,000	173,101

		5,042,927

Wireless Telecommunication Services (0.3%)
America Movil S.A.B. de C.V.
6.375%, 3/1/35	50,000	47,414
AT&T Mobility LLC
7.125%, 12/15/31	55,000	59,279
Crown Castle International Corp.
9.000%, 1/15/15	2,500,000	2,543,750
Rogers Communications, Inc.
7.250%, 12/15/12	105,000	112,820
Vodafone Group plc
5.000%, 12/16/13	94,000	97,488
4.150%, 6/10/14	45,000	44,294
6.150%, 2/27/37	25,000	24,596

		2,929,641

Total Telecommunication Services		7,972,568

Utilities (3.4%)
Electric Utilities (2.2%)
Arizona Public Service Co.
8.750%, 3/1/19	2,000,000	2,180,568
Baltimore Gas & Electric Co.
5.900%, 10/1/16	122,000	122,193
Calpine Construction Finance Co.
LP/ CCFC Finance Corp.
8.000%, 6/1/16§	1,500,000	1,436,250
CMS Energy Corp.
8.750%, 6/15/19	1,000,000	1,005,000
Commonwealth Edison Co.
6.150%, 9/15/17	144,000	149,602
Consolidated Edison Co. of New York, Inc.
Series 05-C
5.375%, 12/15/15	85,000	88,533
Duke Energy Carolinas LLC
Series C
7.000%, 11/15/18	26,000	30,310
Duke Energy Corp.
6.250%, 1/15/12	182,000	195,718
Energy Future Holdings Corp.
11.250%, 11/1/17 PIK	732,000	446,520
Exelon Corp.
5.625%, 6/15/35	80,000	64,395
FirstEnergy Corp.
Series C
7.375%, 11/15/31	60,000	56,632
Florida Power & Light Co.
5.850%, 5/1/37	30,000	31,648
Georgia Power Co.
6.000%, 11/1/13	60,000	65,439
Intergen N.V.
9.000%, 6/30/17§	1,500,000	1,421,250
MidAmerican Energy Holdings Co.
5.875%, 10/1/12	76,000	80,940
5.750%, 4/1/18	70,000	72,814

See Notes to Financial Statements. 134

EQ ADVISORS TRUST

EQ/AXA FRANKLIN INCOME CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
6.125%, 4/1/36	$55,000	$54,366
Northern States Power Co.
5.250%, 3/1/18	25,000	26,019
Ohio Power Co.
6.600%, 2/15/33	125,000	125,540
Series K
6.000%, 6/1/16	65,000	66,203
Oncor Electric Delivery Co.
6.375%, 5/1/12	79,000	83,363
6.375%, 1/15/15	65,000	67,966
Pacific Gas & Electric Co.
4.800%, 3/1/14	75,000	78,959
5.800%, 3/1/37	25,000	25,125
Progress Energy Inc.
7.750%, 3/1/31	35,000	41,119
PSEG Power LLC
5.500%, 12/1/15	75,000	74,513
Public Service Co. of New Mexico
7.950%, 5/15/18	3,800,000	3,689,185
Southern California Edison Co.
6.000%, 1/15/34	45,000	47,739
Texas Competitive Electric Holdings Co. LLC
10.500%, 11/1/16 PIK	562,500	258,750
Series A
10.250%, 11/1/15	2,800,000	1,743,000
Series B
10.250%, 11/1/15	3,800,000	2,365,500
Term Loan
3.819%, 10/10/14(l)	124,505	88,757
3.821%, 10/10/14(l)	7,164,623	5,107,481
Virginia Electric & Power Co.
5.950%, 9/15/17	100,000	107,348

		21,498,745

Gas Utilities (0.1%)
Atmos Energy Corp.
8.500%, 3/15/19	70,000	81,749
Enterprise Products Operating LLC
4.950%, 6/1/10	310,000	314,577

		396,326

Independent Power Producers & Energy Traders (1.1%)
Dynegy Holdings, Inc.
8.750%, 2/15/12	6,719,000	6,517,430
7.750%, 6/1/19	3,500,000	2,725,625
RRI Energy, Inc.
7.875%, 6/15/17	1,800,000	1,611,000

		10,854,055

Multi-Utilities (0.0%)
Dominion Resources, Inc.
8.875%, 1/15/19	113,000	134,757
Series A
5.000%, 12/1/14	81,000	82,889
Series B
5.950%, 6/15/35	30,000	28,617

		246,263

Total Utilities		32,995,389

Total Corporate Bonds		353,612,904

Government Securities (9.6%)
Foreign Governments (0.3%)
European Investment Bank
4.625%, 10/20/15	$340,000	367,025

	Principal Amount	Value (Note 1)
Federative Republic of Brazil
8.000%, 1/15/18	$534,000	$598,080
5.875%, 1/15/19	155,000	156,395
Province of British Columbia
4.300%, 5/30/13	15,000	15,156
Province of Nova Scotia
5.125%, 1/26/17	50,000	51,110
Province of Ontario
4.500%, 2/3/15	96,000	100,041
4.750%, 1/19/16	47,000	48,193
Province of Quebec
4.600%, 5/26/15	47,000	48,694
7.500%, 9/15/29	82,000	100,542
Republic of Italy
4.375%, 6/15/13	78,000	81,638
4.500%, 1/21/15	129,000	132,253
4.750%, 1/25/16	49,000	49,273
6.875%, 9/27/23	29,000	32,550
5.375%, 6/15/33	122,000	118,197
Republic of Poland
5.000%, 10/19/15	33,000	32,868
Republic of South Africa
6.500%, 6/2/14	31,000	32,473
Svensk Exportkredit AB
4.875%, 9/29/11	800,000	844,317
United Mexican States
6.375%, 1/16/13	106,000	114,480
6.750%, 9/27/34	194,000	195,649

		3,118,934

Municipal Bonds (0.0%)
Metropolitan Transportation Authority
7.336%, 11/15/39	30,000	35,358
Port Authority of New York & New Jersey
6.040%, 12/1/29	70,000	72,466
State of California
7.550%, 4/1/39	60,000	54,624

		162,448

Supranational (0.1%)
Eksportfinans A/S
5.500%, 5/25/16	60,000	62,649
European Investment Bank
4.625%, 5/15/14	123,000	130,893
Inter-American Development Bank
5.125%, 9/13/16	75,000	80,428
International Bank for Reconstruction & Development
7.625%, 1/19/23	137,000	174,784

		448,754

U.S. Government Agencies (5.5%)
Federal Home Loan Bank
3.625%, 10/18/13	685,000	708,259
5.250%, 6/5/17	595,000	657,402
Federal Home Loan Mortgage Corp.
3.875%, 6/29/11	616,000	647,294
5.125%, 7/15/12	841,000	921,408
4.875%, 11/15/13	1,044,000	1,139,102
5.500%, 11/1/18	77,092	81,351
5.000%, 12/14/18	256,000	243,047
5.500%, 5/1/20	74,173	77,808
5.500%, 12/1/21	181,952	190,583
5.500%, 3/1/22	200,154	209,649
6.750%, 9/15/29	78,000	95,204
6.250%, 7/15/32	189,000	224,570
6.000%, 12/1/33	470,939	494,936

See Notes to Financial Statements. 135

EQ ADVISORS TRUST

EQ/AXA FRANKLIN INCOME CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
6.010%, 4/1/37(l)	$1,374,523	$1,446,272
Federal National Mortgage Association
5.125%, 4/15/11	665,000	712,121
5.375%, 11/15/11	490,000	534,280
4.625%, 10/15/14	251,000	270,740
5.000%, 4/15/15	233,000	255,130
5.375%, 6/12/17	1,096,000	1,222,810
5.000%, 2/1/18	367,746	385,076
5.000%, 11/1/18	595,656	623,727
5.000%, 12/1/18	998,373	1,045,421
5.000%, 10/1/19	318,817	332,844
5.500%, 3/1/20	110,394	116,356
4.500%, 9/1/20	1,500,194	1,556,389
5.000%, 3/1/21	74,857	77,800
6.000%, 9/1/21	216,664	229,785
5.000%, 6/1/22	163,192	169,199
6.250%, 5/15/29	164,000	192,540
5.500%, 7/1/33	2,827,016	2,933,443
5.000%, 11/1/33	2,900,936	2,967,907
5.000%, 6/1/35	1,554,501	1,589,173
4.500%, 10/1/35	935,515	936,822
5.500%, 1/1/36	2,374,597	2,460,282
5.500%, 11/1/36	1,868,633	1,932,849
5.500%, 2/1/37	3,776,793	3,906,584
5.000%, 5/1/37	471,427	480,763
5.000%, 7/1/37	118,494	120,840
6.000%, 9/1/37	4,448,849	4,656,086
6.000%, 10/1/38	2,623,699	2,745,917
4.000%, 7/25/39 TBA	800,000	775,750
4.500%, 7/25/39 TBA	2,000,000	1,995,624
5.000%, 7/25/39 TBA	3,300,000	3,359,812
5.500%, 7/25/39 TBA	2,000,000	2,064,376
6.000%, 7/25/39 TBA	3,100,000	3,239,500
6.500%, 8/25/39 TBA	2,000,000	2,121,250

		53,148,081

U.S. Treasuries (3.7%)
U.S. Treasury Bonds
8.750%, 5/15/17	501,000	686,057
8.125%, 8/15/19	304,000	416,813
8.500%, 2/15/20	342,000	480,937
8.000%, 11/15/21	545,000	751,930
6.250%, 8/15/23	905,000	1,102,403
6.875%, 8/15/25	379,000	496,549
6.375%, 8/15/27	1,508,000	1,903,379
5.375%, 2/15/31	437,000	501,594
4.500%, 2/15/36	565,000	582,038
5.000%, 5/15/37	44,000	48,964
4.375%, 2/15/38	337,000	340,317
4.500%, 5/15/38	875,000	903,301
4.250%, 5/15/39	365,000	361,292
U.S. Treasury Notes
2.000%, 9/30/10	796,000	809,713
1.250%, 11/30/10	1,998,000	2,012,745
4.250%, 1/15/11	1,089,000	1,145,407
0.875%, 1/31/11	762,000	762,419
0.875%, 2/28/11	633,000	632,557
4.500%, 9/30/11	3,203,000	3,432,716
4.625%, 2/29/12	2,780,000	3,012,608
1.375%, 5/15/12	1,300,000	1,292,694
4.750%, 5/31/12	749,000	816,644
1.875%, 6/15/12	910,000	916,616
4.250%, 9/30/12	522,000	563,230
3.875%, 10/31/12	727,000	777,208

	Principal Amount	Value (Note 1)
2.750%, 2/28/13	$2,750,000	$2,828,419
1.500%, 12/31/13	1,396,000	1,344,631
2.250%, 5/31/14	1,100,000	1,085,216
4.000%, 2/15/15	284,000	301,728
4.125%, 5/15/15	312,000	332,767
3.250%, 6/30/16	685,000	687,141
4.875%, 8/15/16	372,000	411,263
4.500%, 5/15/17	1,227,000	1,324,106
4.250%, 11/15/17	1,445,000	1,532,603
4.000%, 8/15/18	903,000	936,651
3.750%, 11/15/18	432,000	439,461

		35,974,117

Total Government Securities		92,852,334

Total Long-Term Debt Securities (47.6%) (Cost $544,836,307)		459,335,408

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.1%)
Automobiles (0.1%)
General Motors Corp.
6.250%	200,000	500,000

Total Consumer Discretionary		500,000

Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
SandRidge Energy, Inc.
8.500%*§	20,000	2,394,800

Total Energy		2,394,800

Financials (1.8%)
Commercial Banks (0.6%)
Wells Fargo & Co.
7.500%	7,000	5,494,790

Diversified Financial Services (1.1%)
Bank of America Corp.
7.250%	8,210	6,773,250
Citigroup, Inc.
6.500%	126,700	4,252,369

		11,025,619

Real Estate Investment Trusts (REITs) (0.1%)
FelCor Lodging Trust, Inc.
1.950%	130,000	739,375

Thrifts & Mortgage Finance (0.0%)
Fannie Mae
5.375%	80	240,000
8.750%	189,400	168,566

		408,566

Total Financials		17,668,350

Total Convertible Preferred Stocks (2.1%) (Cost $38,187,840)		20,563,150

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.6%)
Capital Markets (0.3%)
Goldman Sachs Group, Inc.
9.000%§	75,000	2,875,575

See Notes to Financial Statements. 136

EQ ADVISORS TRUST

EQ/AXA FRANKLIN INCOME CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (0.2%)
Preferred Blocker, Inc.
7.000%§	4,046	$1,740,033

Thrifts & Mortgage Finance (0.1%)
Fannie Mae
6.750%	200,000	240,000
7.625%	306,800	337,480
8.250%(l)	149,600	200,464
Freddie Mac
8.375%(l)	288,100	351,482

		1,129,426

Total Preferred Stocks (0.6%) (Cost $28,147,654)		5,745,034

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (3.2%)
Auto Components (0.1%)
Goodyear Tire & Rubber Co.*	10,700	120,482
Johnson Controls, Inc.	25,600	556,032

		676,514

Automobiles (0.1%)
Ford Motor Co.*	138,100	838,267
Harley-Davidson, Inc.	10,200	165,342

		1,003,609

Distributors (0.0%)
Genuine Parts Co.	7,000	234,920

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	4,400	312,928
DeVry, Inc.	2,700	135,108
H&R Block, Inc.	14,900	256,727

		704,763

Hotels, Restaurants & Leisure (0.6%)
Carnival Corp.	19,000	489,630
Darden Restaurants, Inc.	6,000	197,880
International Game Technology	12,900	205,110
Marriott International, Inc., Class A	12,847	283,538
McDonald’s Corp.	47,100	2,707,779
Starbucks Corp.*	31,800	441,702
Starwood Hotels & Resorts Worldwide, Inc.	8,000	177,600
Wyndham Worldwide Corp.	7,900	95,748
Wynn Resorts Ltd.*	3,000	105,900
Yum! Brands, Inc.	19,900	663,466

		5,368,353

Household Durables (0.1%)
Black & Decker Corp.	2,600	74,516
Centex Corp.	4,400	37,224
D.R. Horton, Inc.	12,100	113,256
Fortune Brands, Inc.	6,600	229,284
Harman International Industries, Inc.	2,600	48,880
KB Home	2,500	34,200
Leggett & Platt, Inc.	6,900	105,087
Lennar Corp., Class A	6,200	60,078
Newell Rubbermaid, Inc.	12,200	127,002
Pulte Homes, Inc.	8,100	71,523
Snap-On, Inc.	2,000	57,480
Stanley Works	3,600	121,824

	Number of Shares	Value (Note 1)
Whirlpool Corp.	3,200	$136,192

		1,216,546

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.*	13,600	1,137,776
Expedia, Inc.*	9,200	139,012

		1,276,788

Leisure Equipment & Products (0.0%)
Eastman Kodak Co.	8,400	24,864
Hasbro, Inc.	5,500	133,320
Mattel, Inc.	15,600	250,380

		408,564

Media (0.9%)
CBS Corp., Class B	29,600	204,832
Comcast Corp., Class A	123,100	1,783,719
DIRECTV Group, Inc.*	22,100	546,091
Gannett Co., Inc.	10,500	37,485
Interpublic Group of Cos., Inc.*	21,000	106,050
McGraw-Hill Cos., Inc.	13,600	409,496
Meredith Corp.	1,700	43,435
New York Times Co., Class A	3,600	19,836
News Corp., Class A	97,300	886,403
Omnicom Group, Inc.	13,500	426,330
Scripps Networks Interactive, Inc., Class A	3,600	100,188
Time Warner Cable, Inc.	15,300	484,551
Time Warner, Inc.	51,700	1,302,323
Viacom, Inc., Class B*	25,500	578,850
Walt Disney Co.	79,300	1,850,069
Washington Post Co., Class B	209	73,606

		8,853,264

Multiline Retail (0.3%)
Big Lots, Inc.*	3,700	77,811
Family Dollar Stores, Inc.	6,100	172,630
J.C. Penney Co., Inc.	9,600	275,616
Kohl’s Corp.*	12,700	542,925
Macy’s, Inc.	18,300	215,208
Nordstrom, Inc.	6,900	137,241
Sears Holdings Corp.*	2,300	152,996
Target Corp.	31,800	1,255,146

		2,829,573

Specialty Retail (0.7%)
Abercrombie & Fitch Co., Class A	3,900	99,021
AutoNation, Inc.*	4,800	83,280
AutoZone, Inc.*	1,400	211,554
Bed Bath & Beyond, Inc.*	11,300	347,475
Best Buy Co., Inc.	14,200	475,558
GameStop Corp., Class A*	7,200	158,472
Gap, Inc.	20,400	334,560
Home Depot, Inc.	72,500	1,713,175
Limited Brands, Inc.	11,900	142,443
Lowe’s Cos., Inc.	62,200	1,207,302
Office Depot, Inc.*	9,200	41,952
O’Reilly Automotive, Inc.*	5,900	224,672
RadioShack Corp.	5,600	78,176
Sherwin-Williams Co.	4,300	231,125
Staples, Inc.	30,900	623,253
Tiffany & Co.	5,500	139,480
TJX Cos., Inc.	17,300	544,258

		6,655,756

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	13,900	373,632
NIKE, Inc., Class B	16,400	849,192
Polo Ralph Lauren Corp.	2,500	133,850

See Notes to Financial Statements. 137

EQ ADVISORS TRUST

EQ/AXA FRANKLIN INCOME CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
VF Corp.	3,900	$215,865

		1,572,539

Total Consumer Discretionary		30,801,189

Consumer Staples (4.5%)
Beverages (1.2%)
Brown-Forman Corp., Class B	3,900	167,622
Coca-Cola Co.	85,000	4,079,150
Coca-Cola Enterprises, Inc.	13,700	228,105
Constellation Brands, Inc., Class A*	8,500	107,780
Diageo plc	150,000	2,154,140
Dr. Pepper Snapple Group, Inc.*	10,300	218,257
Molson Coors Brewing Co., Class B	6,600	279,378
Pepsi Bottling Group, Inc.	5,500	186,120
PepsiCo, Inc.	66,800	3,671,328

		11,091,880

Food & Staples Retailing (1.1%)
Costco Wholesale Corp.	18,200	831,740
CVS Caremark Corp.	62,100	1,979,127
Kroger Co.	28,300	624,015
Safeway, Inc.	18,600	378,882
SUPERVALU, Inc.	9,300	120,435
Sysco Corp.	25,500	573,240
Walgreen Co.	41,900	1,231,860
Wal-Mart Stores, Inc.	95,200	4,611,488
Whole Foods Market, Inc.	6,100	115,778

		10,466,565

Food Products (0.6%)
Archer-Daniels-Midland Co.	27,700	741,529
Campbell Soup Co.	9,000	264,780
ConAgra Foods, Inc.	19,500	371,670
Dean Foods Co.*	6,900	132,411
General Mills, Inc.	13,700	767,474
H.J. Heinz Co.	13,600	485,520
Hershey Co.	6,600	237,600
Hormel Foods Corp.	2,500	86,350
J.M. Smucker Co.	5,400	262,764
Kellogg Co.	11,100	516,927
Kraft Foods, Inc., Class A	62,900	1,593,886
McCormick & Co., Inc. (Non-Voting)	5,100	165,903
Sara Lee Corp.	28,300	276,208
Tyson Foods, Inc., Class A	13,300	167,713

		6,070,735

Household Products (0.9%)
Clorox Co.	6,000	334,980
Colgate-Palmolive Co.	21,300	1,506,762
Kimberly-Clark Corp.	17,300	907,039
Procter & Gamble Co.	124,400	6,356,840

		9,105,621

Personal Products (0.1%)
Avon Products, Inc.	18,500	476,930
Estee Lauder Cos., Inc., Class A	5,200	169,884

		646,814

Tobacco (0.6%)
Altria Group, Inc.	87,200	1,429,208
Lorillard, Inc.	7,000	474,390
Philip Morris International, Inc.	83,700	3,650,994

	Number of Shares	Value (Note 1)
Reynolds American, Inc.	6,800	$262,616

		5,817,208

Total Consumer Staples		43,198,823

Energy (5.1%)
Energy Equipment & Services (0.7%)
Baker Hughes, Inc.	13,400	488,296
BJ Services Co.	12,800	174,464
Cameron International Corp.*	9,500	268,850
Diamond Offshore Drilling, Inc.	3,000	249,150
ENSCO International, Inc.	6,100	212,707
FMC Technologies, Inc.*	5,500	206,690
Halliburton Co.	37,700	780,390
Nabors Industries Ltd.*	12,300	191,634
National Oilwell Varco, Inc.*	17,500	571,550
Rowan Cos., Inc.	5,100	98,532
Schlumberger Ltd.	51,100	2,765,021
Smith International, Inc.	9,700	249,775

		6,257,059

Oil, Gas & Consumable Fuels (4.4%)
Anadarko Petroleum Corp.	20,900	948,651
Apache Corp.	14,100	1,017,315
Cabot Oil & Gas Corp.	4,400	134,816
Canadian Oil Sands Trust	100,000	2,389,202
Chesapeake Energy Corp.	23,400	464,022
Chevron Corp.	85,600	5,671,000
ConocoPhillips	138,300	5,816,898
Consol Energy, Inc.	7,900	268,284
Denbury Resources, Inc.*	10,000	147,300
Devon Energy Corp.	18,700	1,019,150
El Paso Corp.	30,400	280,592
EOG Resources, Inc.	10,900	740,328
Exxon Mobil Corp.	208,300	14,562,253
Hess Corp.	12,200	655,750
Marathon Oil Corp.	29,700	894,861
Massey Energy Co.	3,800	74,252
McMoRan Exploration Co. (ADR)*	700	736,501
Murphy Oil Corp.	8,000	434,560
Noble Energy, Inc.	7,400	436,378
Occidental Petroleum Corp.	34,600	2,277,026
Peabody Energy Corp.	11,600	349,856
Pioneer Natural Resources Co.	5,200	132,600
Range Resources Corp.	6,800	281,588
Southwestern Energy Co.*	14,900	578,865
Spectra Energy Corp.	26,600	450,072
Sunoco, Inc.	5,200	120,640
Tesoro Corp.	6,100	77,653
Valero Energy Corp.	24,100	407,049
Williams Cos., Inc.	25,200	393,372
XTO Energy, Inc.	24,400	930,616

		42,691,450

Total Energy		48,948,509

Financials (7.4%)
Capital Markets (1.4%)
Ameriprise Financial, Inc.	11,200	271,824
Bank of New York Mellon Corp.	51,000	1,494,810
Charles Schwab Corp.	40,600	712,124
E*TRADE Financial Corp.*	47,900	61,312
Federated Investors, Inc., Class B	3,900	93,951
Franklin Resources, Inc.	6,600	475,266
Goldman Sachs Group, Inc.*§	100,000	3,519,200
Goldman Sachs Group, Inc.	21,490	3,168,486
Invesco Ltd.	16,800	299,376

See Notes to Financial Statements. 138

EQ ADVISORS TRUST

EQ/AXA FRANKLIN INCOME CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Janus Capital Group, Inc.	7,000	$79,800
Legg Mason, Inc.	6,200	151,156
Morgan Stanley	57,700	1,645,027
Northern Trust Corp.	10,000	536,800
State Street Corp.	20,800	981,760
T. Rowe Price Group, Inc.	11,200	466,704

		13,957,596

Commercial Banks (1.9%)
Barclays plc	300,000	1,397,320
BB&T Corp.	27,000	593,460
Comerica, Inc.	6,600	139,590
Fifth Third Bancorp	33,000	234,300
First Horizon National Corp.*	9,447	113,361
HSBC Holdings plc	500,000	4,150,810
Huntington Bancshares, Inc./Ohio	22,300	93,214
KeyCorp	28,500	149,340
M&T Bank Corp.	3,200	162,976
Marshall & Ilsley Corp.	15,800	75,840
PNC Financial Services Group, Inc.	19,600	760,676
Regions Financial Corp.	49,600	200,384
SunTrust Banks, Inc.	19,600	322,420
U.S. Bancorp	81,000	1,451,520
Wells Fargo & Co.	348,100	8,444,906
Zions Bancorporation	5,200	60,112

		18,350,229

Consumer Finance (0.5%)
American Express Co.	50,200	1,166,648
Capital One Financial Corp.	130,800	2,861,904
Discover Financial Services	21,000	215,670
SLM Corp.*	20,000	205,400

		4,449,622

Diversified Financial Services (2.2%)
Bank of America Corp.	745,200	9,836,640
CIT Group, Inc.	17,900	38,485
Citigroup, Inc.	232,800	691,416
CME Group, Inc.	2,800	871,108
IntercontinentalExchange, Inc.*	3,000	342,720
JPMorgan Chase & Co.	241,500	8,237,565
Leucadia National Corp.*	7,400	156,066
Moody’s Corp.	8,200	216,070
NASDAQ OMX Group, Inc.*	6,000	127,860
NYSE Euronext	11,300	307,925

		20,825,855

Insurance (0.8%)
Aflac, Inc.	19,700	612,473
Allstate Corp.	23,300	568,520
American International Group, Inc.	117,500	136,300
Aon Corp.	11,900	450,653
Assurant, Inc.	5,400	130,086
Chubb Corp.	14,600	582,248
Cincinnati Financial Corp.	7,200	160,920
Genworth Financial, Inc., Class A	19,500	136,305
Hartford Financial Services Group, Inc.	13,200	156,684
Lincoln National Corp.	12,000	206,520
Loews Corp.	15,800	432,920
Marsh & McLennan Cos., Inc.	22,400	450,912
MBIA, Inc.*	5,700	24,681
MetLife, Inc.	34,500	1,035,345
Principal Financial Group, Inc.	12,800	241,152
Progressive Corp.*	29,300	442,723
Prudential Financial, Inc.	19,500	725,790
Torchmark Corp.	3,800	140,752

	Number of Shares	Value (Note 1)
Travelers Cos., Inc.	24,600	$1,009,584
Unum Group	14,300	226,798
XL Capital Ltd., Class A	15,000	171,900

		8,043,266

Real Estate Investment Trusts (REITs) (0.5%)
Apartment Investment & Management Co. (REIT), Class A	5,500	48,675
AvalonBay Communities, Inc. (REIT)	3,600	201,384
Boston Properties LP (REIT)	6,100	290,970
Duke Realty Corp. (REIT)	170,000	1,490,900
Equity Residential (REIT)	11,900	264,537
HCP, Inc. (REIT)	11,900	252,161
Health Care REIT, Inc. (REIT)	5,100	173,910
Host Hotels & Resorts, Inc. (REIT)	25,600	214,784
iStar Financial, Inc. (REIT)	156,800	445,312
Kimco Realty Corp. (REIT)	13,600	136,680
Plum Creek Timber Co., Inc. (REIT)	7,200	214,416
ProLogis (REIT)	18,300	147,498
Public Storage (REIT)	5,100	333,948
Simon Property Group, Inc. (REIT)	11,566	594,839
Ventas, Inc. (REIT)	6,800	203,048
Vornado Realty Trust (REIT)	6,800	306,204

		5,319,266

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	9,900	92,664

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	22,800	303,012
People’s United Financial, Inc.	15,300	230,112

		533,124

Total Financials		71,571,622

Health Care (6.0%)
Biotechnology (0.7%)
Amgen, Inc.*	43,200	2,287,008
Biogen Idec, Inc.*	12,600	568,890
Celgene Corp.*	19,700	942,448
Cephalon, Inc.*	3,000	169,950
Genzyme Corp.*	11,700	651,339
Gilead Sciences, Inc.*	38,700	1,812,708

		6,432,343

Health Care Equipment & Supplies (0.7%)
Baxter International, Inc.	25,500	1,350,480
Becton, Dickinson & Co.	10,000	713,100
Boston Scientific Corp.*	63,400	642,876
C.R. Bard, Inc.	4,300	320,135
DENTSPLY International, Inc.	6,500	198,380
Hospira, Inc.*	6,500	250,380
Intuitive Surgical, Inc.*	1,687	276,094
Medtronic, Inc.	47,800	1,667,742
St. Jude Medical, Inc.*	15,000	616,500
Stryker Corp.	10,300	409,322
Varian Medical Systems, Inc.*	5,500	193,270
Zimmer Holdings, Inc.*	9,500	404,700

		7,042,979

Health Care Providers & Services (0.8%)
Aetna, Inc.	19,500	488,475
AmerisourceBergen Corp.	13,200	234,168
Cardinal Health, Inc.	15,000	458,250

See Notes to Financial Statements. 139

EQ ADVISORS TRUST

EQ/AXA FRANKLIN INCOME CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
CIGNA Corp.	11,900	$286,671
Coventry Health Care, Inc.*	6,600	123,486
DaVita, Inc.*	4,400	217,624
Express Scripts, Inc.*	11,700	804,375
Humana, Inc.*	7,300	235,498
Laboratory Corp. of America Holdings*	4,400	298,276
McKesson Corp.	11,900	523,600
Medco Health Solutions, Inc.*	20,500	935,005
Patterson Cos., Inc.*	4,100	88,970
Quest Diagnostics, Inc.	6,800	383,724
Tenet Healthcare Corp.*	14,500	40,890
UnitedHealth Group, Inc.	51,300	1,281,474
WellPoint, Inc.*	21,000	1,068,690

		7,469,176

Health Care Technology (0.0%)
IMS Health, Inc.	6,900	87,630

Life Sciences Tools & Services (0.1%)
Life Technologies Corp.*	7,400	308,728
Millipore Corp.*	2,400	168,504
PerkinElmer, Inc.	5,200	90,480
Thermo Fisher Scientific, Inc.*	18,000	733,860
Waters Corp.*	4,200	216,174

		1,517,746

Pharmaceuticals (3.7%)
Abbott Laboratories, Inc.	66,000	3,104,640
Allergan, Inc.	12,900	613,782
Bristol-Myers Squibb Co.	84,600	1,718,226
Eli Lilly & Co.	43,200	1,496,448
Forest Laboratories, Inc.*	13,000	326,430
Johnson & Johnson	197,600	11,223,680
King Pharmaceuticals, Inc.*	11,100	106,893
Merck & Co., Inc.	290,600	8,125,176
Mylan, Inc.*	13,400	174,870
Pfizer, Inc.	289,300	4,339,500
Schering-Plough Corp.	69,900	1,755,888
Watson Pharmaceuticals, Inc.*	4,600	154,974
Wyeth	57,200	2,596,308

		35,736,815

Total Health Care		58,286,689

Industrials (3.5%)
Aerospace & Defense (1.0%)
Boeing Co.	31,000	1,317,500
General Dynamics Corp.	16,700	925,013
Goodrich Corp.	5,500	274,835
Honeywell International, Inc.	31,700	995,380
ITT Corp.	7,500	333,750
L-3 Communications Holdings, Inc.	5,200	360,776
Lockheed Martin Corp.	13,700	1,104,905
Northrop Grumman Corp.	14,000	639,520
Precision Castparts Corp.	6,000	438,180
Raytheon Co.	17,200	764,196
Rockwell Collins, Inc.	6,900	287,937
United Technologies Corp.	40,200	2,088,792

		9,530,784

Air Freight & Logistics (0.4%)
C.H. Robinson Worldwide, Inc.	7,300	380,695
Expeditors International of Washington, Inc.	9,200	306,728
FedEx Corp.	13,500	750,870

	Number of Shares	Value (Note 1)
United Parcel Service, Inc., Class B	42,900	$2,144,571

		3,582,864

Airlines (0.0%)
Southwest Airlines Co.	32,400	218,052

Building Products (0.0%)
Masco Corp.	15,800	151,364

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	4,300	110,424
Cintas Corp.	5,900	134,756
Iron Mountain, Inc.*	7,300	209,875
Pitney Bowes, Inc.	9,000	197,370
R.R. Donnelley & Sons Co.	8,000	92,960
Republic Services, Inc.	13,900	339,299
Stericycle, Inc.*	3,800	195,814
Waste Management, Inc.	21,300	599,808

		1,880,306

Construction & Engineering (0.1%)
Fluor Corp.	7,900	405,191
Jacobs Engineering Group, Inc.*	5,500	231,495
Quanta Services, Inc.*	8,700	201,231

		837,917

Electrical Equipment (0.2%)
Cooper Industries Ltd., Class A	7,300	226,665
Emerson Electric Co.	32,000	1,036,800
Rockwell Automation, Inc.	6,100	195,932

		1,459,397

Industrial Conglomerates (0.7%)
3M Co.	29,600	1,778,960
General Electric Co.	452,000	5,297,440
Textron, Inc.	11,600	112,056

		7,188,456

Machinery (0.5%)
Caterpillar, Inc.	25,300	835,912
Cummins, Inc.	8,700	306,327
Danaher Corp.	11,100	685,314
Deere & Co.	18,300	731,085
Dover Corp.	8,100	268,029
Eaton Corp.	7,200	321,192
Flowserve Corp.	2,400	167,544
Illinois Tool Works, Inc.	16,100	601,174
Manitowoc Co., Inc.	4,300	22,618
PACCAR, Inc.	15,800	513,658
Pall Corp.	4,500	119,520
Parker Hannifin Corp.	7,000	300,720

		4,873,093

Professional Services (0.1%)
Dun & Bradstreet Corp.	2,400	194,904
Equifax, Inc.	5,600	146,160
Monster Worldwide, Inc.*	5,700	67,317
Robert Half International, Inc.	6,600	155,892

		564,273

Road & Rail (0.3%)
Burlington Northern Santa Fe Corp.	12,100	889,834
CSX Corp.	17,100	592,173
Norfolk Southern Corp.	15,900	598,953
Ryder System, Inc.	2,500	69,800
Union Pacific Corp.	21,200	1,103,672

		3,254,432

Trading Companies & Distributors (0.0%)
Fastenal Co.	5,700	189,069

See Notes to Financial Statements. 140

EQ ADVISORS TRUST

EQ/AXA FRANKLIN INCOME CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
W.W. Grainger, Inc.	2,800	$229,264

		418,333

Total Industrials		33,959,271

Information Technology (6.6%)
Communications Equipment (1.0%)
Ciena Corp.*	4,100	42,435
Cisco Systems, Inc.*	247,200	4,607,808
Harris Corp.	5,900	167,324
Harris Stratex Networks, Inc., Class A*	993	6,435
JDS Uniphase Corp.*	9,900	56,628
Juniper Networks, Inc.*	22,400	528,640
Motorola, Inc.	96,000	636,480
QUALCOMM, Inc.	70,600	3,191,120
Tellabs, Inc.*	17,800	101,994

		9,338,864

Computers & Peripherals (1.9%)
Apple, Inc.*	38,100	5,426,583
Dell, Inc.*	73,200	1,005,036
EMC Corp.*	84,800	1,110,880
Hewlett-Packard Co.	101,900	3,938,435
International Business Machines Corp.	56,400	5,889,288
Lexmark International, Inc., Class A*	3,600	57,060
NetApp, Inc.*	14,300	281,996
QLogic Corp.*	5,500	69,740
SanDisk Corp.*	9,900	145,431
Sun Microsystems, Inc.*	30,900	284,898
Teradata Corp.*	6,900	161,667
Western Digital Corp.*	9,900	262,350

		18,633,364

Electronic Equipment, Instruments & Components (0.2%)
Agilent Technologies, Inc.*	14,700	298,557
Amphenol Corp., Class A	7,000	221,480
Corning, Inc.	66,200	1,063,172
FLIR Systems, Inc.*	6,600	148,896
Jabil Circuit, Inc.	8,000	59,360
Molex, Inc.	5,400	83,970

		1,875,435

Internet Software & Services (0.7%)
Akamai Technologies, Inc.*	7,400	141,932
eBay, Inc.*	45,500	779,415
Google, Inc., Class A*	10,250	4,321,297
VeriSign, Inc.*	8,400	155,232
Yahoo!, Inc.*	58,900	922,374

		6,320,250

IT Services (0.4%)
Affiliated Computer Services, Inc., Class A*	3,900	173,238
Automatic Data Processing, Inc.	21,700	769,048
Cognizant Technology Solutions Corp., Class A*	12,700	339,090
Computer Sciences Corp.*	6,100	270,230
Convergys Corp.*	4,200	38,976
Fidelity National Information Services, Inc.	7,500	149,700
Fiserv, Inc.*	6,800	310,760
Mastercard, Inc., Class A	3,036	507,953
Paychex, Inc.	13,900	350,280
Total System Services, Inc.	7,500	100,425

	Number of Shares	Value (Note 1)
Western Union Co.	30,700	$503,480

		3,513,180

Office Electronics (0.0%)
Xerox Corp.	35,500	230,040

Semiconductors & Semiconductor Equipment (0.9%)
Advanced Micro Devices, Inc.*	24,800	95,976
Altera Corp.	12,900	210,012
Analog Devices, Inc.	12,800	317,184
Applied Materials, Inc.	57,500	630,775
Broadcom Corp., Class A*	18,500	458,615
Intel Corp.	238,400	3,945,520
KLA-Tencor Corp.	7,300	184,325
Linear Technology Corp.	9,800	228,830
LSI Corp.*	25,600	116,736
MEMC Electronic Materials, Inc.*	9,800	174,538
Microchip Technology, Inc.	8,000	180,400
Micron Technology, Inc.*	36,200	183,172
National Semiconductor Corp.	8,500	106,675
Novellus Systems, Inc.*	4,300	71,810
Nvidia Corp.*	23,200	261,928
Teradyne, Inc.*	8,000	54,880
Texas Instruments, Inc.	53,600	1,141,680
Xilinx, Inc.	12,100	247,566

		8,610,622

Software (1.5%)
Adobe Systems, Inc.*	22,700	642,410
Autodesk, Inc.*	9,900	187,902
BMC Software, Inc.*	8,100	273,699
CA, Inc.	17,100	298,053
Citrix Systems, Inc.*	7,900	251,931
Compuware Corp.*	9,000	61,740
Electronic Arts, Inc.*	13,900	301,908
Intuit, Inc.*	13,900	391,424
McAfee, Inc.*	6,800	286,892
Microsoft Corp.	326,800	7,768,036
Novell, Inc.*	12,200	55,266
Oracle Corp.	161,800	3,465,756
Salesforce.com, Inc.*	4,600	175,582
Symantec Corp.*	34,200	532,152

		14,692,751

Total Information Technology		63,214,506

Materials (1.4%)
Chemicals (0.7%)
Air Products & Chemicals, Inc.	8,700	561,933
CF Industries Holdings, Inc.	3,300	244,662
Dow Chemical Co.	45,200	729,528
E.I. du Pont de Nemours & Co.	38,500	986,370
Eastman Chemical Co.	3,200	121,280
Ecolab, Inc.	7,300	284,627
International Flavors & Fragrances, Inc.	2,800	91,616
Monsanto Co.	23,400	1,739,556
PPG Industries, Inc.	7,200	316,080
Praxair, Inc.	12,900	916,803
Sigma-Aldrich Corp.	5,500	272,580

		6,265,035

Construction Materials (0.0%)
Vulcan Materials Co.	5,300	228,430

Containers & Packaging (0.1%)
Ball Corp.	4,100	185,156

See Notes to Financial Statements. 141

EQ ADVISORS TRUST

EQ/AXA FRANKLIN INCOME CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Bemis Co., Inc.	3,700	$93,240
Owens-Illinois, Inc.*	7,300	204,473
Pactiv Corp.*	5,900	128,030
Sealed Air Corp.	6,900	127,305

		738,204

Metals & Mining (0.5%)
AK Steel Holding Corp.	5,100	97,869
Alcoa, Inc.	41,200	425,596
Allegheny Technologies, Inc.	4,200	146,706
Barrick Gold Corp.	10,000	335,500
Freeport-McMoRan Copper & Gold, Inc.	17,400	871,914
Newmont Mining Corp.	60,500	2,472,635
Nucor Corp.	13,100	582,033
Titanium Metals Corp.	2,500	22,975
United States Steel Corp.	5,800	207,292

		5,162,520

Paper & Forest Products (0.1%)
International Paper Co.	18,600	281,418
MeadWestvaco Corp.	6,600	108,306
Weyerhaeuser Co.	9,200	279,956

		669,680

Total Materials		13,063,869

Telecommunication Services (1.3%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.	251,800	6,254,712
CenturyTel, Inc.	3,800	116,660
Embarq Corp.	5,700	239,742
Frontier Communications Corp.	13,500	96,390
Qwest Communications International, Inc.	63,900	265,185
Verizon Communications, Inc.	121,200	3,724,476
Windstream Corp.	17,100	142,956

		10,840,121

Wireless Telecommunication Services (0.2%)
American Tower Corp., Class A*	16,600	523,398
MetroPCS Communications, Inc.*	11,200	149,072
Sprint Nextel Corp.*	124,000	596,440

		1,268,910

Total Telecommunication Services		12,109,031

Utilities (3.5%)
Electric Utilities (2.0%)
Allegheny Energy, Inc.	7,300	187,245
American Electric Power Co., Inc.	75,500	2,181,195
Duke Energy Corp.	405,500	5,916,245
Edison International	14,000	440,440
Entergy Corp.	8,100	627,912
Exelon Corp.	27,800	1,423,638
FirstEnergy Corp.	13,300	515,375
FPL Group, Inc.	17,800	1,012,108
Northeast Utilities	7,500	167,325
Pepco Holdings, Inc.	9,800	131,712
Pinnacle West Capital Corp.	4,400	132,660
Portland General Electric Co.	75,000	1,461,000
PPL Corp.	15,800	520,768
Progress Energy, Inc.	12,100	457,743
Southern Co.	132,800	4,138,048

		19,313,414

Gas Utilities (0.0%)
EQT Corp.	5,200	181,532

	Number of Shares	Value (Note 1)
Nicor, Inc.	1,400	$48,468
Questar Corp.	7,000	217,420

		447,420

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	29,100	337,851
Constellation Energy Group, Inc.	7,900	209,982
Dynegy, Inc., Class A*	16,700	37,909

		585,742

Multi-Utilities (1.4%)
Ameren Corp.	9,300	231,477
CenterPoint Energy, Inc.	15,300	169,524
CMS Energy Corp.	10,000	120,800
Consolidated Edison, Inc.	11,900	445,298
Dominion Resources, Inc.	25,200	842,184
DTE Energy Co.	6,500	208,000
Integrys Energy Group, Inc.	3,600	107,964
NiSource, Inc.	12,200	142,252
PG&E Corp.	115,700	4,447,508
Public Service Enterprise Group, Inc.	121,100	3,951,493
SCANA Corp.	4,600	149,362
Sempra Energy	10,100	501,263
TECO Energy, Inc.	159,500	1,902,835
Wisconsin Energy Corp.	5,200	211,692
Xcel Energy, Inc.	19,700	362,677

		13,794,329

Total Utilities		34,140,905

Total Common Stocks (42.5%) (Cost $437,676,285)		409,294,414

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (6.3%)
JPMorgan Chase Nassau 0.000%, 7/1/09 (Amortized Cost $61,031,341)	$61,031,341	$61,031,341

Total Investments (99.1%) (Cost/Amortized Cost $1,109,879,427)		955,969,347
Other Assets Less Liabilities (0.9%)		8,484,987

Net Assets (100%)		$964,454,334

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2009, the market value of these securities amounted to $82,905,450 or 8.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2009. Maturity date disclosed is the ultimate maturity date.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.

See Notes to Financial Statements. 142

EQ ADVISORS TRUST

EQ/AXA FRANKLIN INCOME CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Glossary:
ADR	— American Depositary Receipt
CMO	— Collateralized Mortgage Obligation
EUR	— European Currency Unit
PIK	— Payment-in Kind Security
TBA	— Security is subject to delayed delivery.

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	308	September-09	$14,326,809	$14,098,700	$(228,109)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Asset-Backed and Mortgage-Backed
Securities
Asset-Backed Securities	$–	$1,009,881	$–	$1,009,881
Non-Agency CMO	–	5,948,789	–	5,948,789
Common Stocks
Consumer Discretionary	30,801,189	–	–	30,801,189
Consumer Staples	41,044,683	2,154,140	–	43,198,823
Energy	48,212,008	736,501	–	48,948,509
Financials	62,504,292	9,067,330	–	71,571,622
Health Care	58,286,689	–	–	58,286,689
Industrials	33,959,271	–	–	33,959,271
Information Technology	63,214,506	–	–	63,214,506
Materials	13,063,869	–	–	13,063,869
Telecommunication Services	12,109,031	–	–	12,109,031
Utilities	34,140,905	–	–	34,140,905
Convertible Bonds
Financials	–	2,836,500	–	2,836,500
Information Technology	–	3,075,000	–	3,075,000
Convertible Preferred Stocks
Consumer Discretionary	500,000	–	–	500,000
Energy	–	2,394,800	–	2,394,800
Financials	5,663,356	12,004,994	–	17,668,350
Corporate Bonds
Consumer Discretionary	–	54,407,691	–	54,407,691
Consumer Staples	–	12,065,795	–	12,065,795
Energy	–	61,636,799	–	61,636,799

See Notes to Financial Statements. 143

EQ ADVISORS TRUST

EQ/AXA FRANKLIN INCOME CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Financials	$–	$84,942,784	$–	$84,942,784
Health Care	–	40,165,921	–	40,165,921
Industrials	–	27,970,921	–	27,970,921
Information Technology	–	16,799,684	–	16,799,684
Materials	–	14,655,352	–	14,655,352
Telecommunication Services	–	7,972,568	–	7,972,568
Utilities	–	32,995,389	–	32,995,389
Government Securities
Foreign Governments	–	3,118,934	–	3,118,934
Municipal Bonds	–	162,448	–	162,448
Supranational	–	448,754	–	448,754
U.S. Government Agencies	–	53,148,081	–	53,148,081
U.S. Treasuries	–	35,974,117	–	35,974,117
Preferred Stocks
Financials	2,869,459	2,875,575	–	5,745,034
Short-Term Investments	–	61,031,341	–	61,031,341
Total Asset	$406,369,258	$549,600,089	$–	$955,969,347
Liability:
Futures	$(228,109)	$–	$–	$(228,109)
Total Liability	$(228,109)	$–	$–	$(228,109)
Total	$406,141,149	$549,600,089	$–	$955,741,238

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(228,109	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(228,109)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	9,206	–	9,206
Credit contracts	–	–	–	–	–
Equity contracts	–	205,674	–	–	205,674
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$205,674	$9,206	$–	$214,880

See Notes to Financial Statements. 144

EQ ADVISORS TRUST

EQ/AXA FRANKLIN INCOME CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(228,109)	–	–	(228,109)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(228,109)	$–	$–	$(228,109)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$791,156,703
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$718,380,554

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,229,626
Aggregate gross unrealized depreciation	(185,139,706)

Net unrealized depreciation	$(153,910,080)

Federal income tax cost of investments	$1,109,879,427

The Portfolio has a net capital loss carryforward of $85,491,338, which expires in the year 2016.

See Notes to Financial Statements. 145

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.6%)
Auto Components (1.7%)
American Axle & Manufacturing Holdings, Inc.	7,930	$27,279
Amerigon, Inc.*	3,850	23,485
ArvinMeritor, Inc.	13,150	57,728
Autoliv, Inc.	85,500	2,459,835
China Automotive Systems, Inc.*	1,100	6,050
Cooper Tire & Rubber Co.	10,570	104,854
Dana Holding Corp.*	16,920	21,658
Dorman Products, Inc.*	1,950	26,969
Drew Industries, Inc.*	3,310	40,283
Exide Technologies, Inc.*	8,500	31,705
Fuel Systems Solutions, Inc.*	2,210	44,620
Gentex Corp.	137,250	1,592,100
Hawk Corp., Class A*	900	12,465
Lear Corp.*	9,920	4,960
Modine Manufacturing Co.	5,900	28,320
Raser Technologies, Inc.*	8,980	25,144
Spartan Motors, Inc.	5,800	65,714
Standard Motor Products, Inc.	3,100	25,637
Stoneridge, Inc.*	2,570	12,336
Superior Industries International, Inc.	4,170	58,797
Tenneco, Inc.*	8,490	89,994
Wonder Auto Technology, Inc.*	2,580	26,135

		4,786,068

Automobiles (1.2%)
Thor Industries, Inc.	161,750	2,971,348
Winnebago Industries, Inc.	65,710	488,225

		3,459,573

Distributors (0.0%)
Audiovox Corp., Class A*	3,090	18,107
Core-Mark Holding Co., Inc.*	1,730	45,084

		63,191

Diversified Consumer Services (0.9%)
American Public Education, Inc.*	3,200	126,752
Bridgepoint Education, Inc.*	2,400	40,800
Capella Education Co.*	2,630	157,668
ChinaCast Education Corp.*	5,600	39,872
Coinstar, Inc.*	5,320	142,044
Corinthian Colleges, Inc.*	14,170	239,898
CPI Corp.	1,000	16,990
Grand Canyon Education, Inc.*	2,980	50,004
Jackson Hewitt Tax Service, Inc.	4,990	31,237
K12, Inc.*	4,190	90,295
Learning Tree International, Inc.*	1,490	15,347
Lincoln Educational Services Corp.*	1,730	36,209
Mac-Gray Corp.*	1,900	25,156
Matthews International Corp., Class A	5,400	168,048
Nobel Learning Communities, Inc.*	1,000	11,470
Pre-Paid Legal Services, Inc.*	1,280	55,795
Princeton Review, Inc.*	2,610	14,120
Regis Corp.	46,560	810,610
Sotheby’s, Inc.	12,130	171,154
Steiner Leisure Ltd.*	2,650	80,905
Stewart Enterprises, Inc., Class A	14,510	69,938
Universal Technical Institute, Inc.*	3,750	55,988

		2,450,300

Hotels, Restaurants & Leisure (1.3%)
AFC Enterprises, Inc.*	4,510	30,443
Ambassadors Group, Inc.	3,360	46,267

	Number of Shares	Value (Note 1)
Ameristar Casinos, Inc.	4,540	$86,396
Bally Technologies, Inc.*	9,680	289,626
Benihana, Inc., Class A*	2,700	17,064
BJ’s Restaurants, Inc.*	3,630	61,238
Bluegreen Corp.*	2,440	6,149
Bob Evans Farms, Inc.	5,440	156,346
Buffalo Wild Wings, Inc.*	3,200	104,064
California Pizza Kitchen, Inc.*	3,490	46,382
Caribou Coffee Co., Inc.*	1,000	6,420
Carrols Restaurant Group, Inc.*	1,800	11,988
CEC Entertainment, Inc.*	4,050	119,394
Cheesecake Factory, Inc.*	10,750	185,975
Churchill Downs, Inc.	1,680	56,549
CKE Restaurants, Inc.	9,220	78,186
Cracker Barrel Old Country Store, Inc.	3,990	111,321
Denny’s Corp.*	17,150	36,872
DineEquity, Inc.	3,110	97,001
Domino’s Pizza, Inc.*	6,870	51,456
Dover Downs Gaming & Entertainment, Inc.	2,560	11,904
Einstein Noah Restaurant Group, Inc.*	770	6,660
Frisch’s Restaurants, Inc.	300	8,862
Gaylord Entertainment Co.*	5,960	75,752
Great Wolf Resorts, Inc.*	4,730	9,649
Interval Leisure Group, Inc.*	7,300	68,036
Isle of Capri Casinos, Inc.*	2,820	37,562
Jack in the Box, Inc.*	10,160	228,092
Krispy Kreme Doughnuts, Inc.*	10,470	31,410
Lakes Entertainment, Inc.*	4,000	11,640
Landry’s Restaurants, Inc.*	1,080	9,288
Life Time Fitness, Inc.*	7,190	143,872
Luby’s, Inc.*	3,580	14,535
Marcus Corp.	3,590	37,767
McCormick & Schmick’s Seafood Restaurants, Inc.*	2,500	19,025
Monarch Casino & Resort, Inc.*	1,540	11,242
Morgans Hotel Group Co.*	4,150	15,894
Multimedia Games, Inc.*	5,200	25,792
O’Charleys, Inc.	3,240	29,970
Orient-Express Hotels Ltd., Class A	14,000	118,860
P.F. Chang’s China Bistro, Inc.*	4,250	136,255
Papa John’s International, Inc.*	3,920	97,177
Peet’s Coffee & Tea, Inc.*	1,880	47,376
Pinnacle Entertainment, Inc.*	10,710	99,496
Red Lion Hotels Corp.*	2,100	10,080
Red Robin Gourmet Burgers, Inc.*	2,740	51,375
Ruby Tuesday, Inc.*	9,430	62,804
Ruth’s Hospitality Group, Inc.*	3,500	12,845
Shuffle Master, Inc.*	9,550	63,126
Sonic Corp.*	11,140	111,734
Speedway Motorsports, Inc.	2,380	32,749
Steak n Shake Co.*	4,160	36,358
Texas Roadhouse, Inc., Class A*	8,950	97,644
Town Sports International Holdings, Inc.*	2,940	11,025
Universal Travel Group*	1,700	19,023
Vail Resorts, Inc.*	5,260	141,073

See Notes to Financial Statements. 146

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Youbet.com, Inc.*	6,100	$20,130

		3,565,219

Household Durables (2.3%)
American Greetings Corp., Class A	7,480	87,366
Bassett Furniture Industries, Inc.	1,000	2,750
Beazer Homes USA, Inc.*	6,470	11,840
Blyth, Inc.	1,090	35,741
Brookfield Homes Corp.*	1,740	6,960
Cavco Industries, Inc.*	1,130	28,623
CSS Industries, Inc.	1,380	28,124
D.R. Horton, Inc.	145,000	1,357,200
Ethan Allen Interiors, Inc.	70,210	727,376
Furniture Brands International, Inc.	7,500	22,725
Helen of Troy Ltd.*	5,290	88,819
Hooker Furniture Corp.	75,744	869,541
Hovnanian Enterprises, Inc., Class A*	9,140	21,571
iRobot Corp.*	3,320	43,094
La-Z-Boy, Inc., Class Z	97,860	461,899
M.D.C. Holdings, Inc.	38,550	1,160,741
M/I Homes, Inc.*	62,630	613,148
Meritage Homes Corp.*	5,690	107,313
National Presto Industries, Inc.	890	67,729
NIVS IntelliMedia Technology Group, Inc.*	1,000	2,960
Ryland Group, Inc.	7,650	128,214
Sealy Corp.*	8,080	15,837
Skyline Corp.	1,190	25,883
Standard Pacific Corp.*	17,910	36,357
Stanley Furniture Co., Inc.	1,700	18,343
Tempur-Pedic International, Inc.	13,360	174,615
Tupperware Brands Corp.	11,160	290,383
Universal Electronics, Inc.*	2,460	49,618

		6,484,770

Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc., Class A*	4,690	9,005
Blue Nile, Inc.*	2,350	101,027
Drugstore.Com, Inc.*	15,270	27,791
Gaiam, Inc., Class A*	3,230	17,668
HSN, Inc.*	7,000	73,990
NutriSystem, Inc.	5,490	79,605
Orbitz Worldwide, Inc.*	6,380	12,122
Overstock.com, Inc.*	2,800	33,488
PetMed Express, Inc.*	4,180	62,825
Shutterfly, Inc.*	3,650	50,918
Stamps.com, Inc.*	2,130	18,062
Ticketmaster Entertainment, Inc.*	6,800	43,656
U.S. Auto Parts Network, Inc.*	1,400	5,278

		535,435

Leisure Equipment & Products (0.4%)
Brunswick Corp.	75,630	326,722
Callaway Golf Co.	11,610	58,863
Eastman Kodak Co.	47,400	140,304
JAKKS Pacific, Inc.*	5,000	64,150
Leapfrog Enterprises, Inc.*	5,870	13,442
Marine Products Corp.	1,760	6,600
Polaris Industries, Inc.	5,350	171,842
Pool Corp.	8,640	143,078
RC2 Corp.*	3,120	41,278
Smith & Wesson Holding Corp.*	9,230	52,426
Sport Supply Group, Inc.	1,500	12,885
Steinway Musical Instruments*	1,210	12,947

	Number of Shares	Value (Note 1)
Sturm Ruger & Co., Inc.	3,600	$44,784

		1,089,321

Media (0.4%)
Arbitron, Inc.	4,780	75,954
Ascent Media Corp., Class A*	2,500	66,450
Belo Corp., Class A	15,820	28,318
Carmike Cinemas, Inc.	1,800	15,084
Cinemark Holdings, Inc.	5,610	63,505
CKX, Inc.*	10,704	75,891
Crown Media Holdings, Inc., Class A*	1,900	3,173
Dolan Media Co.*	5,200	66,508
EW Scripps Co., Class A	4,400	9,196
Fisher Communications, Inc.	1,000	12,790
Global Sources Ltd.*	2,840	20,476
Harte-Hanks, Inc.	6,510	60,217
Journal Communications, Inc., Class A	7,390	7,760
Knology, Inc.*	5,020	43,323
LIN TV Corp., Class A*	4,800	8,064
Live Nation, Inc.*	14,650	71,199
LodgeNet Interactive Corp.*	3,500	11,900
Martha Stewart Living Omnimedia, Inc., Class A*	4,760	14,566
Mediacom Communications Corp., Class A*	7,050	36,026
National CineMedia, Inc.	7,470	102,787
Outdoor Channel Holdings, Inc.*	2,600	15,340
Playboy Enterprises, Inc., Class B*	3,810	9,563
Primedia, Inc.	4,390	8,824
RCN Corp.*	6,560	39,163
Reading International, Inc., Class A*	3,600	16,380
Rentrak Corp.*	1,800	29,574
Scholastic Corp.	4,240	83,910
Sinclair Broadcast Group, Inc., Class A	8,630	16,742
Valassis Communications, Inc.*	8,610	52,607
Value Line, Inc.	240	7,889
World Wrestling Entertainment, Inc., Class A	3,670	46,095

		1,119,274

Multiline Retail (2.0%)
99 Cents Only Stores*	8,350	113,393
Dillard’s, Inc., Class A	8,960	82,432
Fred’s, Inc., Class A	95,490	1,203,174
J.C. Penney Co., Inc.	119,000	3,416,490
Retail Ventures, Inc.*	4,410	9,614
Saks, Inc.*	124,600	551,978
Tuesday Morning Corp.*	55,850	188,215

		5,565,296

Specialty Retail (4.6%)
America’s Car-Mart, Inc.*	1,770	36,285
AnnTaylor Stores Corp.*	10,700	85,386
Asbury Automotive Group, Inc.	5,490	56,218
bebe Stores, Inc.	4,020	27,658
Big 5 Sporting Goods Corp.	3,820	42,249
Books-A-Million, Inc.	1,600	11,376
Borders Group, Inc.*	8,130	29,918
Brown Shoe Co., Inc.	97,910	708,868
Buckle, Inc.	4,670	148,366
Build-A-Bear Workshop, Inc.*	2,900	12,963
Cabela’s, Inc.*	7,000	86,100
Cato Corp., Class A	4,990	87,026
Charlotte Russe Holding, Inc.*	3,800	48,944
Charming Shoppes, Inc.*	20,580	76,558

See Notes to Financial Statements. 147

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Children’s Place Retail Stores, Inc.*	4,190	$110,742
Christopher & Banks Corp.	185,470	1,244,504
Citi Trends, Inc.*	2,580	66,770
Coldwater Creek, Inc.*	10,140	61,448
Collective Brands, Inc.*	11,640	169,595
Conn’s, Inc.*	1,710	21,375
Destination Maternity Corp.*	1,000	16,680
Dress Barn, Inc.*	8,000	114,400
DSW, Inc., Class A*	2,360	23,246
Finish Line, Inc., Class A	7,570	56,169
Gander Mountain Co.*	1,300	7,800
Genesco, Inc.*	3,460	64,944
Group 1 Automotive, Inc.	112,460	2,926,209
Gymboree Corp.*	18,050	640,414
Haverty Furniture Cos., Inc.	3,088	28,255
hhgregg, Inc.*	2,000	30,320
Hibbett Sports, Inc.*	5,130	92,340
HOT Topic, Inc.*	7,880	57,603
J. Crew Group, Inc.*	8,930	241,289
Jo-Ann Stores, Inc.*	4,820	99,629
JoS. A. Bank Clothiers, Inc.*	3,230	111,306
Kirkland’s, Inc.*	2,100	25,221
Lithia Motors, Inc., Class A	2,800	25,872
Lumber Liquidators, Inc.*	2,740	43,182
Men’s Wearhouse, Inc.	125,030	2,398,075
Midas, Inc.*	2,460	25,781
Monro Muffler, Inc.	3,020	77,644
New York & Co., Inc.*	4,100	12,669
OfficeMax, Inc.	13,400	84,152
Pacific Sunwear of California, Inc.*	11,760	39,631
PEP Boys-Manny, Moe & Jack	8,880	90,043
Pier 1 Imports, Inc.*	100,592	200,178
Rent-A-Center, Inc.*	11,770	209,859
REX Stores Corp.*	1,290	12,977
Sally Beauty Holdings, Inc.*	16,780	106,721
Shoe Carnival, Inc.*	1,550	18,492
Sonic Automotive, Inc., Class A	4,230	42,977
Stage Stores, Inc.	6,820	75,702
Stein Mart, Inc.*	4,460	39,516
Syms Corp.*	1,140	8,561
Systemax, Inc.*	1,820	21,676
Talbots, Inc.	4,270	23,058
Tractor Supply Co.*	6,340	261,969
Tween Brands, Inc.*	4,440	29,659
Ulta Salon Cosmetics & Fragrance, Inc.*	4,840	53,821
West Marine, Inc.*	106,750	588,193
Wet Seal, Inc., Class A*	16,880	51,822
Zale Corp.*	190,680	655,939
Zumiez, Inc.*	3,490	27,955

		12,894,298

Textiles, Apparel & Luxury Goods (1.6%)
American Apparel, Inc.*	5,840	21,258
Carter’s, Inc.*	10,120	249,053
Cherokee, Inc.	1,320	26,163
Columbia Sportswear Co.	2,170	67,096
Crocs, Inc.*	14,950	50,830
Deckers Outdoor Corp.*	2,300	161,621
FGX International Holdings Ltd.*	2,380	27,084
Fossil, Inc.*	8,290	199,623
Fuqi International, Inc.*	1,710	35,414
G-III Apparel Group Ltd.*	2,320	26,657
Iconix Brand Group, Inc.*	10,680	164,258

	Number of Shares	Value (Note 1)
Jones Apparel Group, Inc.	15,100	$162,023
Kenneth Cole Productions, Inc., Class A	1,570	11,037
K-Swiss, Inc., Class A	4,630	39,355
Liz Claiborne, Inc.	16,900	48,672
Lululemon Athletica, Inc.*	7,430	96,813
Maidenform Brands, Inc.*	3,140	36,016
Movado Group, Inc.	2,760	29,090
Oxford Industries, Inc.	2,510	29,242
Perry Ellis International, Inc.*	2,160	15,725
Quiksilver, Inc.*	22,900	42,365
Skechers U.S.A., Inc., Class A*	5,890	57,545
Steven Madden Ltd.*	2,690	68,461
Timberland Co., Class A*	30,190	400,621
True Religion Apparel, Inc.*	4,480	99,904
Under Armour, Inc., Class A*	5,880	131,594
Unifi, Inc.*	7,960	11,303
UniFirst Corp.	2,560	95,155
Volcom, Inc.*	3,220	40,250
Warnaco Group, Inc.*	53,060	1,719,144
Weyco Group, Inc.	1,250	28,863
Wolverine World Wide, Inc.	8,830	194,790

		4,387,025

Total Consumer Discretionary		46,399,770

Consumer Staples (2.2%)
Beverages (0.0%)
Boston Beer Co., Inc., Class A*	1,580	46,752
Coca-Cola Bottling Co. Consolidated	710	39,142
Heckmann Corp.*	14,800	55,500
National Beverage Corp.*	1,880	20,022

		161,416

Food & Staples Retailing (1.0%)
Andersons, Inc.	3,270	97,904
Arden Group, Inc., Class A	200	25,020
Casey’s General Stores, Inc.	68,240	1,753,086
Diedrich Coffee, Inc.*	700	16,646
Great Atlantic & Pacific Tea Co., Inc.*	6,060	25,755
Ingles Markets, Inc., Class A	2,290	34,900
Nash Finch Co.	2,320	62,779
Pantry, Inc.*	4,010	66,566
Pricesmart, Inc.	2,720	45,560
Ruddick Corp.	7,630	178,771
Spartan Stores, Inc.	3,980	49,392
Susser Holdings Corp.*	1,340	14,995
United Natural Foods, Inc.*	7,650	200,812
Village Super Market, Inc., Class A	1,110	33,022
Weis Markets, Inc.	2,000	67,040
Winn-Dixie Stores, Inc.*	9,680	121,387

		2,793,635

Food Products (0.7%)
AgFeed Industries, Inc.*	5,280	31,310
Alico, Inc.	620	18,612
American Dairy, Inc.*	1,357	53,819
American Italian Pasta Co., Class A*	3,700	107,818
B&G Foods, Inc., Class A	3,200	26,912
Calavo Growers, Inc.	1,830	36,289
Cal-Maine Foods, Inc.	2,570	64,147
Chiquita Brands International, Inc.*	7,980	81,875
Darling International, Inc.*	14,980	98,868
Diamond Foods, Inc.	2,980	83,142
Farmer Bros Co.	1,190	27,227
Fresh Del Monte Produce, Inc.*	7,310	118,861

See Notes to Financial Statements. 148

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Griffin Land & Nurseries, Inc.	580	$18,142
Hain Celestial Group, Inc.*	7,290	113,797
HQ Sustainable Maritime Industries, Inc.*	1,470	13,451
Imperial Sugar Co.	1,860	22,525
J&J Snack Foods Corp.	2,450	87,955
Lancaster Colony Corp.	3,490	153,804
Lance, Inc.	4,970	114,956
Lifeway Foods, Inc.*	830	10,707
Omega Protein Corp.*	3,310	13,439
Overhill Farms, Inc.*	3,200	16,864
Sanderson Farms, Inc.	3,650	164,250
Seneca Foods Corp., Class A*	1,100	36,762
Smart Balance, Inc.*	11,150	75,931
Synutra International, Inc.*	3,500	38,500
Tootsie Roll Industries, Inc.	4,270	96,886
TreeHouse Foods, Inc.*	5,550	159,674
Zapata Corp.*	1,700	11,577
Zhongpin, Inc.*	3,520	36,467

		1,934,567

Household Products (0.1%)
Central Garden & Pet Co., Class A*	11,070	109,039
Oil-Dri Corp. of America	1,100	16,335
Orchids Paper Products Co.*	800	16,440
WD-40 Co.	2,950	85,550

		227,364

Personal Products (0.3%)
American Oriental Bioengineering, Inc.*	11,060	58,507
Bare Escentuals, Inc.*	11,700	103,779
Chattem, Inc.*	3,450	234,945
China Sky One Medical, Inc.*	2,070	27,904
China-Biotics, Inc.*	1,500	16,170
Elizabeth Arden, Inc.*	4,300	37,539
Female Health Co.*	3,300	15,840
Inter Parfums, Inc.	2,480	18,203
Mannatech, Inc.	2,750	9,075
Medifast, Inc.*	2,200	25,212
Nu Skin Enterprises, Inc., Class A	8,860	135,558
Nutraceutical International Corp.*	1,800	18,702
Prestige Brands Holdings, Inc.*	5,870	36,100
Revlon, Inc., Class A*	3,200	17,408
Schiff Nutrition International, Inc.*	1,830	9,315
USANA Health Sciences, Inc.*	1,160	34,487

		798,744

Tobacco (0.1%)
Alliance One International, Inc.*	15,950	60,610
Star Scientific, Inc.*	12,860	11,446
Universal Corp.	4,430	146,677
Vector Group Ltd.	6,710	95,886

		314,619

Total Consumer Staples		6,230,345

Energy (7.3%)
Energy Equipment & Services (5.2%)
Allis-Chalmers Energy, Inc.*	4,940	11,411
Atwood Oceanics, Inc.*	51,850	1,291,584
Basic Energy Services, Inc.*	3,740	25,544
Bolt Technology Corp.*	1,530	17,197
Boots & Coots, Inc.*	15,600	21,684
Bristow Group, Inc.*	59,140	1,752,318
Bronco Drilling Co., Inc.*	4,210	18,019
Cal Dive International, Inc.*	8,000	69,040

	Number of Shares	Value (Note 1)
CARBO Ceramics, Inc.	6,662	$227,841
Complete Production Services, Inc.*	10,740	68,306
Dawson Geophysical Co.*	1,370	40,895
Dril-Quip, Inc.*	5,100	194,310
ENGlobal Corp.*	3,010	14,809
Geokinetics, Inc.*	840	11,466
Global Industries Ltd.*	243,650	1,379,059
Gulf Island Fabrication, Inc.	2,140	33,876
GulfMark Offshore, Inc.*	4,190	115,644
Helix Energy Solutions Group, Inc.*	160,500	1,744,635
Hercules Offshore, Inc.*	16,300	64,711
Hornbeck Offshore Services, Inc.*	4,100	87,699
ION Geophysical Corp.*	15,850	40,735
Key Energy Services, Inc.*	21,800	125,568
Lufkin Industries, Inc.	2,660	111,853
Matrix Service Co.*	4,690	53,841
NATCO Group, Inc., Class A*	3,530	116,208
Natural Gas Services Group, Inc.*	2,200	29,260
Newpark Resources, Inc.*	15,860	45,201
Oil States International, Inc.*	43,900	1,062,819
OYO Geospace Corp.*	720	18,475
Parker Drilling Co.*	21,160	91,834
PHI, Inc.*	2,410	41,307
Pioneer Drilling Co.*	7,380	35,350
Rowan Cos., Inc.	149,000	2,878,680
RPC, Inc.	5,070	42,335
Sulphco, Inc.*	9,950	9,154
Superior Well Services, Inc.*	2,720	16,184
T-3 Energy Services, Inc.*	2,200	26,202
TETRA Technologies, Inc.*	13,300	105,868
TGC Industries, Inc.*	2,800	13,636
Tidewater, Inc.	15,200	651,624
Union Drilling, Inc.*	1,860	12,313
Unit Corp.*	63,150	1,741,046
Vantage Drilling Co.*	6,400	11,200
Willbros Group, Inc.*	7,040	88,070

		14,558,811

Oil, Gas & Consumable Fuels (2.1%)
Alon USA Energy, Inc.	1,280	13,248
Apco Argentina, Inc.	1,580	30,383
Approach Resources, Inc.*	2,440	16,836
Arch Coal, Inc.	16,800	258,216
Arena Resources, Inc.*	6,780	215,943
Atlas America, Inc.	6,200	110,794
ATP Oil & Gas Corp.*	5,080	35,357
Berry Petroleum Co., Class A	7,690	142,957
Bill Barrett Corp.*	6,830	187,552
BPZ Resources, Inc.*	14,160	69,242
Brigham Exploration Co.*	15,450	53,921
Carrizo Oil & Gas, Inc.*	5,080	87,122
Cheniere Energy, Inc.*	9,420	27,695
Clayton Williams Energy, Inc.*	1,050	19,814
Clean Energy Fuels Corp.*	5,550	47,786
Contango Oil & Gas Co.*	2,080	88,379
CREDO Petroleum Corp.*	1,100	11,748
Crosstex Energy, Inc.	7,190	29,910
Cubic Energy, Inc.*	3,900	4,212
CVR Energy, Inc.*	4,020	29,467
Delek U.S. Holdings, Inc.	2,230	18,910
Delta Petroleum Corp.*	32,810	63,323
DHT Maritime, Inc.	7,990	41,628
Endeavour International Corp.*	20,680	28,125
Evergreen Energy, Inc.*	20,930	20,511

See Notes to Financial Statements. 149

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
FX Energy, Inc.*	7,460	$28,273
General Maritime Corp.	8,710	86,142
GeoResources, Inc.*	1,270	12,954
GMX Resources, Inc.*	4,310	45,858
Golar LNG Ltd.	6,160	52,668
Goodrich Petroleum Corp.*	4,280	105,245
Gran Tierra Energy, Inc.*	35,840	123,648
Green Plains Renewable Energy, Inc.*	2,000	13,100
Gulfport Energy Corp.*	4,690	32,127
Harvest Natural Resources, Inc.*	5,850	25,799
International Coal Group, Inc.*	15,550	44,473
Isramco, Inc.*	200	21,306
James River Coal Co.*	4,910	74,288
Knightsbridge Tankers Ltd.	2,950	40,238
McMoRan Exploration Co.*	11,140	66,394
Nordic American Tanker Shipping Ltd.	7,471	237,727
Northern Oil and Gas, Inc.*	5,390	34,334
Oilsands Quest, Inc.*	33,120	31,795
Overseas Shipholding Group, Inc.	19,950	679,098
Panhandle Oil and Gas, Inc., Class A	1,280	25,126
Parallel Petroleum Corp.*	7,480	14,511
Patriot Coal Corp.*	11,700	74,646
Penn Virginia Corp.	8,030	131,451
Petroleum Development Corp.*	2,610	40,951
PetroQuest Energy, Inc.*	7,620	28,118
PrimeEnergy Corp.*	60	2,149
Rex Energy Corp.*	4,820	27,474
Rosetta Resources, Inc.*	9,380	82,075
Ship Finance International Ltd.	8,030	88,571
Stone Energy Corp.*	6,040	44,817
Swift Energy Co.*	5,640	93,906
Syntroleum Corp.*	12,300	27,183
Teekay Corp.	47,150	991,565
Teekay Tankers Ltd., Class A	1,660	15,421
Toreador Resources Corp.*	3,920	26,264
Uranerz Energy Corp.*	9,500	17,860
Uranium Energy Corp.*	9,000	26,100
USEC, Inc.*	20,340	108,209
VAALCO Energy, Inc.*	10,450	44,204
Venoco, Inc.*	3,190	24,467
W&T Offshore, Inc.	6,300	61,362
Warren Resources, Inc.*	10,480	25,676
Western Refining, Inc.*	5,510	38,901
Westmoreland Coal Co.*	1,680	13,608
World Fuel Services Corp.	5,300	218,519
Zion Oil & Gas, Inc.*	1,900	20,178

		5,721,858

Total Energy		20,280,669

Financials (15.9%)
Capital Markets (1.1%)
Allied Capital Corp.	32,600	113,448
American Capital Ltd.	38,100	122,301
Apollo Investment Corp.	25,750	154,500
Ares Capital Corp.	17,670	142,420
BGC Partners, Inc., Class A	8,860	33,579
BlackRock Kelso Capital Corp.	2,250	14,017
Broadpoint Gleacher Securities, Inc.*	6,470	36,103
Calamos Asset Management, Inc., Class A	3,470	48,962
Capital Southwest Corp.	530	38,345
Cohen & Steers, Inc.	3,030	45,299
Diamond Hill Investment Group, Inc.*	390	15,670

	Number of Shares	Value (Note 1)
E*TRADE Financial Corp.*	88,100	$112,768
Epoch Holding Corp.	1,920	16,589
Evercore Partners, Inc., Class A	1,710	33,584
FBR Capital Markets Corp.*	2,730	12,831
FCStone Group, Inc.*	4,750	18,762
GAMCO Investors, Inc., Class A	1,340	64,990
GFI Group, Inc.	11,560	77,914
Gladstone Capital Corp.	3,660	27,560
Gladstone Investment Corp.	3,890	18,789
Harris & Harris Group, Inc.*	4,560	26,585
Hercules Technology Growth Capital, Inc.	5,880	49,157
International Assets Holding Corp.*	870	12,937
JMP Group, Inc.	2,900	22,301
KBW, Inc.*	6,210	178,600
Knight Capital Group, Inc., Class A*	16,590	282,859
Kohlberg Capital Corp.	3,070	19,402
LaBranche & Co., Inc.*	10,400	44,720
Main Street Capital Corp.*	1,400	19,166
MCG Capital Corp.*	13,100	31,833
MF Global Ltd.*	17,700	104,961
MVC Capital, Inc.	3,860	32,656
NGP Capital Resources Co.	3,840	22,541
Oppenheimer Holdings, Inc., Class A	1,800	38,106
optionsXpress Holdings, Inc.	7,570	117,562
PennantPark Investment Corp.	3,740	26,554
Penson Worldwide, Inc.*	3,670	32,846
Piper Jaffray Cos., Inc.*	3,540	154,592
Prospect Capital Corp.	7,460	68,632
Pzena Investment Management, Inc., Class A	1,100	8,338
Riskmetrics Group, Inc.*	3,760	66,402
Safeguard Scientifics, Inc.*	21,670	28,604
Sanders Morris Harris Group, Inc.	3,400	18,700
Stifel Financial Corp.*	4,820	231,794
SWS Group, Inc.	4,350	60,770
Thomas Weisel Partners Group, Inc.*	3,540	21,311
TICC Capital Corp.	4,400	19,404
TradeStation Group, Inc.*	5,830	49,322
Triangle Capital Corp.*	1,500	16,380
U.S. Global Investors, Inc., Class A	2,210	20,465
Virtus Investment Partners, Inc.*	1,010	14,837
Westwood Holdings Group, Inc.	940	39,301

		3,030,069

Commercial Banks (3.4%)
1st Source Corp.	2,620	45,247
Alliance Financial Corp./New York	700	19,852
American National Bankshares, Inc.	1,300	25,064
Ameris Bancorp.	2,440	15,421
Ames National Corp.	1,140	27,827
Arrow Financial Corp.	1,600	43,200
Auburn National Bancorp., Inc.	500	14,250
BancFirst Corp.	1,100	38,038
Banco Latinoamericano de Comercio Exterior S.A., Class E	4,930	61,280
Bancorp Rhode Island, Inc.	600	11,826
Bancorp, Inc./Delaware*	2,300	13,800
Bank of Kentucky Financial Corp.	700	19,600
Bank of Marin Bancorp/California	900	24,255
Bank of the Ozarks, Inc.	2,220	48,019
Banner Corp.	2,770	10,581
Bar Harbor Bankshares	500	15,425

See Notes to Financial Statements. 150

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Boston Private Financial Holdings, Inc.	12,590	$56,403
Bridge Bancorp, Inc.*	1,100	29,942
Bryn Mawr Bank Corp.	1,200	22,644
Camden National Corp.	1,350	45,941
Cape Bancorp, Inc.*	1,900	16,397
Capital City Bank Group, Inc.	2,070	34,880
Cardinal Financial Corp.	4,960	38,837
Cathay General Bancorp	8,900	84,639
Center Bancorp, Inc.*	1,800	14,670
Centerstate Banks, Inc.	1,620	12,020
Central Pacific Financial Corp.	4,980	18,675
Century Bancorp, Inc./Massachusetts, Class A	800	14,752
Chemical Financial Corp.	62,720	1,248,755
Chicopee Bancorp, Inc.*	1,400	18,158
Citizens & Northern Corp.	1,570	32,295
Citizens Holding Co.	700	21,840
Citizens Republic Bancorp, Inc.*	22,080	15,677
City Holding Co.	2,820	85,615
CNB Financial Corp./Pennsylvania	1,400	19,838
CoBiz Financial, Inc.	3,300	21,153
Colonial BancGroup, Inc.	36,210	22,450
Columbia Banking System, Inc.	3,220	32,941
Community Bank System, Inc.	5,820	84,739
Community Trust Bancorp, Inc.	2,710	72,493
CVB Financial Corp.	11,910	71,103
Eagle Bancorp, Inc.*	1,600	14,032
East West Bancorp, Inc.	11,490	74,570
Enterprise Bancorp, Inc./Massachusetts	1,100	12,980
Enterprise Financial Services Corp.	1,940	17,635
F.N.B. Corp./Pennsylvania	15,820	97,926
Farmers Capital Bank Corp.	1,100	27,687
Financial Institutions, Inc.	1,970	26,910
First Bancorp, Inc./Maine	1,510	29,400
First Bancorp/North Carolina	2,500	39,200
First Bancorp/Puerto Rico	14,800	58,460
First Busey Corp.	4,460	32,781
First California Financial Group, Inc.*	1,300	8,021
First Commonwealth Financial Corp.	15,010	95,163
First Community Bancshares, Inc./Virginia	1,680	21,571
First Financial Bancorp	6,680	50,234
First Financial Bankshares, Inc.	3,710	186,836
First Financial Corp./Indiana	2,070	65,371
First Merchants Corp.	3,760	30,193
First Midwest Bancorp, Inc./Illinois	8,650	63,232
First of Long Island Corp.	1,100	25,454
First South Bancorp, Inc./North Carolina	1,410	16,356
FirstMerit Corp.	14,644	248,655
German American Bancorp, Inc.	1,900	27,379
Glacier Bancorp, Inc.	10,870	160,550
Great Southern Bancorp, Inc.	1,700	34,935
Guaranty Bancorp*	9,380	17,916
Hampton Roads Bankshares, Inc.	3,600	29,700
Hancock Holding Co.	4,200	136,458
Harleysville National Corp.	7,680	36,096
Heartland Financial USA, Inc.	2,280	32,558
Heritage Financial Corp./Washington	900	10,404
Home Bancorp, Inc.*	1,800	21,492
Home Bancshares, Inc./Arkansas	2,420	46,077

	Number of Shares	Value (Note 1)
IBERIABANK Corp.	2,980	$117,442
Independent Bank Corp./Massachusetts	3,680	72,496
International Bancshares Corp.	9,470	97,636
Investors Bancorp, Inc.*	8,000	73,280
Lakeland Bancorp, Inc.	3,550	31,915
Lakeland Financial Corp.	2,140	40,660
MainSource Financial Group, Inc.	3,560	26,415
MB Financial, Inc.	6,310	64,299
Merchants Bancshares, Inc.	800	17,752
Metro Bancorp, Inc.*	910	17,527
Midsouth Bancorp, Inc.	1,000	16,800
Nara Bancorp, Inc.	4,030	20,875
National Bankshares, Inc./Virginia	1,400	33,600
National Penn Bancshares, Inc.	14,640	67,490
NBT Bancorp, Inc.	6,100	132,431
Northfield Bancorp, Inc./New Jersey	3,430	39,857
Northrim BanCorp, Inc.	1,300	18,096
Norwood Financial Corp.	400	12,544
Ohio Valley Banc Corp.	700	20,538
Old National Bancorp/Indiana	12,170	119,509
Old Point Financial Corp.	500	9,250
Old Second Bancorp, Inc.	2,420	14,278
Oriental Financial Group, Inc.	4,360	42,292
Orrstown Financial Services, Inc.	900	33,516
Pacific Capital Bancorp N.A.	8,310	17,783
Pacific Continental Corp.	2,110	25,594
PacWest Bancorp	4,190	55,140
Park National Corp.	1,930	109,006
Peapack Gladstone Financial Corp.	1,450	27,971
Penns Woods Bancorp, Inc.	800	23,312
Peoples Bancorp, Inc./Ohio	15,960	272,118
Peoples Financial Corp./Mississippi	600	11,400
Pinnacle Financial Partners, Inc.*	4,270	56,876
Porter Bancorp, Inc.	700	10,605
Premierwest Bancorp	3,570	12,102
PrivateBancorp, Inc.	6,170	137,221
Prosperity Bancshares, Inc.	8,360	249,379
Renasant Corp.	3,770	56,625
Republic Bancorp, Inc./Kentucky, Class A	1,610	36,370
Republic First Bancorp, Inc.*	1,600	12,480
S&T Bancorp, Inc.	4,190	50,950
Sandy Spring Bancorp, Inc.	2,900	42,630
Santander BanCorp*	750	5,220
SCBT Financial Corp.	2,070	49,038
Shore Bancshares, Inc.	1,480	26,551
Sierra Bancorp	1,310	16,545
Signature Bank/New York*	6,450	174,924
Simmons First National Corp., Class A	2,440	65,197
Smithtown Bancorp, Inc.	2,830	36,196
South Financial Group, Inc.	15,130	18,005
Southside Bancshares, Inc.	2,237	51,160
Southwest Bancorp, Inc./Oklahoma	2,530	24,693
State Bancorp, Inc./New York	2,500	18,900
StellarOne Corp.	4,060	52,577
Sterling Bancorp/New York	3,260	27,221
Sterling Bancshares, Inc./Texas	14,740	93,304
Sterling Financial Corp./Washington	9,320	27,121
Suffolk Bancorp	1,760	45,126
Sun Bancorp, Inc./New Jersey*	2,419	12,530
Susquehanna Bancshares, Inc.	15,424	75,423
SVB Financial Group*	5,800	157,876

See Notes to Financial Statements. 151

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
SY Bancorp, Inc.	1,950	$47,132
Texas Capital Bancshares, Inc.*	6,520	100,864
Tompkins Financial Corp.	1,510	72,405
Tower Bancorp, Inc.	600	21,090
TowneBank/Virginia	3,740	52,360
Trico Bancshares	2,410	37,355
Trustmark Corp.	10,210	197,257
UCBH Holdings, Inc.	20,650	26,019
UMB Financial Corp.	5,820	221,218
Umpqua Holdings Corp.	10,780	83,653
Union Bankshares Corp./Virginia	2,420	36,227
United Bankshares, Inc.	6,840	133,654
United Community Banks, Inc./Georgia*	7,656	45,860
United Security Bancshares, Inc./Alabama	1,000	21,900
Univest Corp. of Pennsylvania	2,270	45,990
Washington Banking Co.	2,000	18,840
Washington Trust Bancorp, Inc.	2,490	44,397
Webster Financial Corp.	9,700	78,085
WesBanco, Inc.	3,910	56,851
West Bancorp, Inc.	2,950	14,750
Westamerica Bancorporation	5,180	256,980
Western Alliance Bancorp*	8,480	58,003
Wilber Corp.	1,300	14,430
Wilshire Bancorp, Inc.	3,340	19,205
Wintrust Financial Corp.	4,300	69,144
Yadkin Valley Financial Corp.	2,860	19,763

		9,485,873

Consumer Finance (0.2%)
Advance America Cash Advance Centers, Inc.	7,530	33,358
Cardtronics, Inc.*	2,260	8,611
Cash America International, Inc.	5,380	125,838
CompuCredit Corp.*	2,900	6,670
Credit Acceptance Corp.*	1,040	22,724
Dollar Financial Corp.*	4,170	57,504
EZCORP, Inc., Class A*	8,050	86,779
First Cash Financial Services, Inc.*	3,990	69,905
First Marblehead Corp.*	11,050	22,321
Nelnet, Inc., Class A*	3,670	49,875
QC Holdings, Inc.	1,000	5,140
Rewards Network, Inc.*	3,100	11,718
World Acceptance Corp.*	2,870	57,142

		557,585

Diversified Financial Services (0.3%)
Ampal American Israel, Class A*	3,550	8,662
Asset Acceptance Capital Corp.*	2,660	20,455
California First National Bancorp	200	2,280
Compass Diversified Holdings	4,130	33,412
Encore Capital Group, Inc.*	2,410	31,933
Fifth Street Finance Corp.	3,730	37,449
Financial Federal Corp.	4,750	97,613
Life Partners Holdings, Inc.	1,290	18,292
MarketAxess Holdings, Inc.*	5,650	53,845
Medallion Financial Corp.	2,590	19,814
NewStar Financial, Inc.*	4,190	8,003
PHH Corp.*	9,730	176,891
PICO Holdings, Inc.*	3,300	94,710
Portfolio Recovery Associates, Inc.*	2,780	107,669
Primus Guaranty Ltd.*	3,740	8,826

	Number of Shares	Value (Note 1)
Resource America, Inc., Class A	1,790	$9,630

		729,484

Insurance (7.1%)
Ambac Financial Group, Inc.	51,330	47,224
American Equity Investment Life Holding Co.	9,660	53,903
American National Insurance Co.	19,050	1,439,799
American Physicians Capital, Inc.	1,320	51,691
American Physicians Service Group, Inc.	1,100	24,959
American Safety Insurance Holdings Ltd.*	1,540	20,959
Amerisafe, Inc.*	3,400	52,904
Amtrust Financial Services, Inc.	3,970	45,258
Argo Group International Holdings Ltd.*	5,530	156,057
Arthur J. Gallagher & Co.	39,300	838,662
Aspen Insurance Holdings Ltd.	80,950	1,808,423
Assured Guaranty Ltd.	10,700	132,466
Baldwin & Lyons, Inc., Class B	1,500	29,550
Citizens, Inc./Texas*	5,700	34,656
CNA Surety Corp.*	2,910	39,256
Conseco, Inc.*	34,000	80,580
Crawford & Co., Class B*	4,180	20,064
Delphi Financial Group, Inc., Class A	7,630	148,251
Donegal Group, Inc., Class A	2,030	30,876
Eastern Insurance Holdings, Inc.	1,600	15,056
eHealth, Inc.*	4,420	78,057
EMC Insurance Group, Inc.	910	18,937
Employers Holdings, Inc.	8,430	114,227
Enstar Group, Ltd.*	1,232	72,503
Erie Indemnity Co., Class A	35,050	1,253,388
FBL Financial Group, Inc., Class A	2,250	18,585
First Acceptance Corp.*	3,000	6,390
First Mercury Financial Corp.	2,540	34,976
Flagstone Reinsurance Holdings Ltd.	7,270	74,881
FPIC Insurance Group, Inc.*	1,320	40,418
Greenlight Capital Reinsurance Ltd., Class A*	5,000	86,550
Hallmark Financial Services*	1,520	10,868
Harleysville Group, Inc.	2,470	69,703
Hilltop Holdings, Inc.*	6,790	80,597
Horace Mann Educators Corp.	7,120	70,986
Independence Holding Co.	1,150	7,314
Infinity Property & Casualty Corp.	2,500	91,150
IPC Holdings Ltd.	84,240	2,303,122
Kansas City Life Insurance Co.	790	21,259
Maiden Holdings Ltd.	8,830	57,925
Max Capital Group Ltd.	8,090	149,341
Meadowbrook Insurance Group, Inc.	10,660	69,610
Mercer Insurance Group, Inc.	900	14,310
Montpelier Reinsurance Holdings Ltd.	116,830	1,552,671
National Financial Partners Corp.	7,040	51,533
National Interstate Corp.	1,070	16,243
National Western Life Insurance Co., Class A	400	46,700
Navigators Group, Inc.*	2,280	101,300
NYMAGIC, Inc.	770	10,688
Old Republic International Corp.	212,150	2,089,677
Phoenix Cos., Inc.*	20,700	34,569
Platinum Underwriters Holdings Ltd.	9,150	261,598
PMA Capital Corp., Class A*	5,510	25,071
Presidential Life Corp.	3,760	28,463

See Notes to Financial Statements. 152

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
ProAssurance Corp.*	5,900	$272,639
Protective Life Corp.	188,000	2,150,720
RLI Corp.	23,990	1,074,752
Safety Insurance Group, Inc.	2,240	68,454
SeaBright Insurance Holdings, Inc.*	3,700	37,481
Selective Insurance Group, Inc.	9,450	120,677
StanCorp Financial Group, Inc.	28,650	821,682
State Auto Financial Corp.	2,460	43,050
Stewart Information Services Corp.	3,100	44,175
Syncora Holdings Ltd.*	35,675	9,632
Tower Group, Inc.	7,134	176,781
United America Indemnity Ltd., Class A*	6,210	29,746
United Fire & Casualty Co.	3,950	67,742
Universal Insurance Holdings, Inc.	2,700	13,554
Zenith National Insurance Corp.	37,330	811,554

		19,776,843

Real Estate Investment Trusts (REITs) (2.5%)
Acadia Realty Trust (REIT)	7,050	92,003
Agree Realty Corp. (REIT)	1,350	24,746
Alexander’s, Inc. (REIT)	350	94,360
American Campus Communities, Inc. (REIT)	9,240	204,943
American Capital Agency Corp. (REIT)	1,820	41,805
Anthracite Capital, Inc. (REIT)	11,040	6,845
Anworth Mortgage Asset Corp. (REIT)	18,120	130,645
Ashford Hospitality Trust, Inc. (REIT)	12,900	36,249
Associated Estates Realty Corp. (REIT)	2,530	15,079
BioMed Realty Trust, Inc. (REIT)	17,440	178,411
CapLease, Inc. (REIT)	7,950	21,942
Capstead Mortgage Corp. (REIT)	11,390	144,767
Care Investment Trust, Inc. (REIT)	2,220	11,544
CBL & Associates Properties, Inc. (REIT)	13,100	70,609
Cedar Shopping Centers, Inc. (REIT)	6,920	31,278
Cogdell Spencer, Inc. (REIT)	4,680	20,077
Colonial Properties Trust (REIT)	8,680	64,232
Cousins Properties, Inc. (REIT)	6,658	56,593
DCT Industrial Trust, Inc. (REIT)	31,470	128,398
Developers Diversified Realty Corp. (REIT)	24,600	120,048
DiamondRock Hospitality Co. (REIT)	18,980	118,815
DuPont Fabros Technology, Inc. (REIT)	4,930	46,441
Dynex Capital, Inc. (REIT)	1,800	14,760
EastGroup Properties, Inc. (REIT)	4,570	150,901
Education Realty Trust, Inc. (REIT)	5,050	21,665
Entertainment Properties Trust (REIT)	6,412	132,087
Equity Lifestyle Properties, Inc. (REIT)	3,790	140,912
Equity One, Inc. (REIT)	5,550	73,593
Extra Space Storage, Inc. (REIT)	15,430	128,841
FelCor Lodging Trust, Inc. (REIT)	11,490	28,265
First Industrial Realty Trust, Inc. (REIT)	7,910	34,409
First Potomac Realty Trust (REIT)	4,920	47,970
Franklin Street Properties Corp. (REIT)	10,570	140,053

	Number of Shares	Value (Note 1)
Getty Realty Corp. (REIT)	3,030	$57,176
Gladstone Commercial Corp. (REIT)	1,700	22,032
Glimcher Realty Trust (REIT)	6,770	19,633
Gramercy Capital Corp./New York (REIT)*	7,640	12,300
Hatteras Financial Corp. (REIT)	6,380	182,404
Healthcare Realty Trust, Inc. (REIT)	10,520	177,052
Hersha Hospitality Trust (REIT)	7,660	18,997
Highwoods Properties, Inc. (REIT)	12,820	286,783
Home Properties, Inc. (REIT)	5,960	203,236
Inland Real Estate Corp. (REIT)	12,110	84,770
Investors Real Estate Trust (REIT)	10,620	94,412
iStar Financial, Inc. (REIT)	18,600	52,824
Kilroy Realty Corp. (REIT)	6,400	131,456
Kite Realty Group Trust (REIT)	6,960	20,323
LaSalle Hotel Properties (REIT)	9,230	113,898
Lexington Realty Trust (REIT)	15,100	51,340
LTC Properties, Inc. (REIT)	4,140	84,663
Medical Properties Trust, Inc. (REIT)	14,370	87,226
MFA Financial, Inc. (REIT)	39,630	274,240
Mid-America Apartment Communities, Inc. (REIT)	5,040	185,018
Mission West Properties, Inc. (REIT)	2,840	19,397
Monmouth Real Estate Investment Corp. (REIT), Class A	3,540	20,744
National Health Investors, Inc. (REIT)	4,590	122,599
National Retail Properties, Inc. (REIT)	14,230	246,891
NorthStar Realty Finance Corp. (REIT)	10,630	30,083
Omega Healthcare Investors, Inc. (REIT)	15,010	232,955
Parkway Properties, Inc./Maryland (REIT)	3,830	49,790
Pennsylvania Real Estate Investment Trust (REIT)	6,360	31,800
Post Properties, Inc. (REIT)	7,930	106,579
Potlatch Corp. (REIT)	7,090	172,216
PS Business Parks, Inc. (REIT)	2,750	133,210
RAIT Financial Trust (REIT)	11,570	15,851
Ramco-Gershenson Properties Trust (REIT)	2,810	28,128
Redwood Trust, Inc. (REIT)	13,910	205,312
Resource Capital Corp. (REIT)	3,710	11,872
Saul Centers, Inc. (REIT)	1,090	32,231
Sovran Self Storage, Inc. (REIT)	4,020	98,892
Strategic Hotels & Resorts, Inc. (REIT)	13,240	14,696
Sun Communities, Inc. (REIT)	2,980	41,064
Sunstone Hotel Investors, Inc. (REIT)	13,390	71,637
Tanger Factory Outlet Centers (REIT)	6,520	211,444
Transcontinental Realty Investors, Inc.*	100	1,207
UMH Properties, Inc. (REIT)	2,000	15,940
Universal Health Realty Income Trust (REIT)	2,080	65,562
Urstadt Biddle Properties, Inc. (REIT), Class A	3,640	51,251
U-Store-It Trust (REIT)	8,700	42,630
Walter Investment Management Corp. (REIT)*	3,400	45,152

See Notes to Financial Statements. 153

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Washington Real Estate Investment Trust (REIT)	10,590	$236,898
Winthrop Realty Trust (REIT)	1,980	17,681

		7,106,781

Real Estate Management & Development (0.1%)
American Realty Investors, Inc.*	700	7,140
Avatar Holdings, Inc.*	1,080	19,623
China Housing & Land Development, Inc.*	5,100	29,376
Consolidated-Tomoka Land Co.	960	33,677
Forestar Group, Inc.*	6,380	75,794
Tejon Ranch Co.*	1,940	51,391

		217,001

Thrifts & Mortgage Finance (1.2%)
Abington Bancorp, Inc.	3,880	30,885
Astoria Financial Corp.	15,600	133,848
Bank Mutual Corp.	8,440	73,597
BankFinancial Corp.	3,540	31,364
Beneficial Mutual Bancorp, Inc.*	5,780	55,488
Berkshire Hills Bancorp, Inc.	2,400	49,872
Brookline Bancorp, Inc.	10,590	98,699
Brooklyn Federal Bancorp, Inc.	590	6,638
Cheviot Financial Corp.	800	6,400
Clifton Savings Bancorp, Inc.	1,640	17,646
Corus Bankshares, Inc.*	65,500	18,013
Danvers Bancorp, Inc.	3,080	41,426
Dime Community Bancshares, Inc.	5,030	45,823
Doral Financial Corp.*	960	2,400
ESB Financial Corp.	1,500	19,680
ESSA Bancorp, Inc.	2,720	37,182
First Defiance Financial Corp.	1,300	16,900
First Financial Holdings, Inc.	2,060	19,364
First Financial Northwest, Inc.	3,570	27,917
First Financial Service Corp.	600	10,446
Flagstar Bancorp, Inc.*	11,920	8,106
Flushing Financial Corp.	3,890	36,372
Fox Chase Bancorp, Inc.*	970	9,302
Heritage Financial Group	300	2,571
Home Federal Bancorp, Inc./Idaho	3,240	33,016
Kearny Financial Corp.	3,100	35,464
Kentucky First Federal Bancorp	900	10,935
K-Fed Bancorp	1,000	9,180
Legacy Bancorp., Inc./Massachusetts	1,600	17,760
Meridian Interstate Bancorp, Inc.*	1,710	12,739
MGIC Investment Corp.	22,900	100,760
NASB Financial, Inc.	590	16,874
NewAlliance Bancshares, Inc.	19,000	218,500
Northeast Community Bancorp, Inc.*	900	7,299
Northwest Bancorp, Inc.	2,990	56,391
OceanFirst Financial Corp.	1,560	18,673
Ocwen Financial Corp.*	6,555	85,018
Oritani Financial Corp.*	1,620	22,210
PMI Group, Inc.	12,690	25,126
Provident Financial Services, Inc.	10,720	97,552
Provident New York Bancorp	5,750	46,690
Prudential Bancorp, Inc. of Pennsylvania*	1,000	11,810
Radian Group, Inc.	14,660	39,875
Rockville Financial, Inc.	1,440	15,768
Roma Financial Corp.	1,520	19,365
Tree.com, Inc.*	1,400	13,440
TrustCo Bank Corp. NY/New York	267,790	1,582,639
United Financial Bancorp, Inc.	2,930	40,493

	Number of Shares	Value (Note 1)
ViewPoint Financial Group	1,840	$28,023
Waterstone Financial, Inc.*	1,210	3,594
Westfield Financial, Inc.	5,530	50,102
WSFS Financial Corp.	1,090	29,768

		3,449,003

Total Financials		44,352,639

Health Care (9.8%)
Biotechnology (1.9%)
Acorda Therapeutics, Inc.*	6,740	190,001
Affymax, Inc.*	2,260	41,652
Alkermes, Inc.*	16,860	182,425
Allos Therapeutics, Inc.*	10,980	91,024
Alnylam Pharmaceuticals, Inc.*	6,480	144,310
Amicus Therapeutics, Inc.*	2,550	29,197
Arena Pharmaceuticals, Inc.*	14,720	73,453
ARIAD Pharmaceuticals, Inc.*	15,520	24,677
ArQule, Inc.*	7,110	43,655
Array BioPharma, Inc.*	8,470	26,596
AVI BioPharma, Inc.*	15,200	24,016
BioCryst Pharmaceuticals, Inc.*	4,400	17,732
Cardium Therapeutics, Inc.*	8,200	15,170
Celera Corp.*	14,460	110,330
Cell Therapeutics, Inc.*	81,700	140,524
Celldex Therapeutics, Inc.*	1,610	12,590
Cepheid, Inc.*	10,400	97,968
Chelsea Therapeutics International, Inc.*	4,700	19,787
Cougar Biotechnology, Inc.*	2,710	116,422
Cubist Pharmaceuticals, Inc.*	10,480	192,098
Curis, Inc.*	10,500	16,695
Cytokinetics, Inc.*	6,540	18,508
Cytori Therapeutics, Inc.*	4,640	16,750
Dyax Corp.*	10,540	22,556
Emergent Biosolutions, Inc.*	2,820	40,411
Enzon Pharmaceuticals, Inc.*	8,120	63,904
Facet Biotech Corp.*	4,230	39,297
Genomic Health, Inc.*	2,440	42,285
Geron Corp.*	15,940	122,260
GTx, Inc.*	3,230	29,813
Halozyme Therapeutics, Inc.*	11,200	78,064
Hemispherx Biopharma, Inc.*	19,200	48,768
Human Genome Sciences, Inc.*	24,230	69,298
Idenix Pharmaceuticals, Inc.*	4,450	16,376
Idera Pharmaceuticals, Inc.*	3,820	22,385
Immunogen, Inc.*	9,160	78,868
Immunomedics, Inc.*	11,480	29,159
Incyte Corp.*	13,350	43,921
Infinity Pharmaceuticals, Inc.*	3,600	21,024
Insmed, Inc.*	21,800	21,800
InterMune, Inc.*	6,690	101,688
Isis Pharmaceuticals, Inc.*	16,610	274,065
Lexicon Pharmaceuticals, Inc.*	14,330	17,769
Ligand Pharmaceuticals, Inc., Class B*	19,830	56,714
MannKind Corp.*	9,290	77,200
Martek Biosciences Corp.*	6,090	128,804
Maxygen, Inc.*	4,360	29,299
Medarex, Inc.*	22,990	191,967
Medivation, Inc.*	5,050	113,170
Metabolix, Inc.*	3,330	27,373
Micromet, Inc.*	8,100	40,338
Molecular Insight Pharmaceuticals, Inc.*	3,010	15,562
Momenta Pharmaceuticals, Inc.*	6,500	78,195

See Notes to Financial Statements. 154

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Myriad Pharmaceuticals, Inc.*	4,205	$19,553
Nabi Biopharmaceuticals*	9,160	22,167
Nanosphere, Inc.*	1,810	8,887
Neurocrine Biosciences, Inc.*	7,020	22,675
NeurogesX, Inc.*	2,200	12,408
Novavax, Inc.*	10,310	33,817
NPS Pharmaceuticals, Inc.*	8,500	39,610
OncoGenex Pharmaceutical, Inc.*	700	15,316
Onyx Pharmaceuticals, Inc.*	10,100	285,426
Opko Health, Inc.*	8,420	14,903
Orexigen Therapeutics, Inc.*	3,510	18,006
Osiris Therapeutics, Inc.*	2,940	39,484
OXiGENE, Inc.*	5,900	12,862
PDL BioPharma, Inc.	21,330	168,507
Pharmasset, Inc.*	3,540	39,825
Poniard Pharmaceuticals, Inc.*	4,600	27,462
Progenics Pharmaceuticals, Inc.*	4,780	24,617
Protalix BioTherapeutics, Inc.*	5,800	26,216
Regeneron Pharmaceuticals, Inc.*	11,230	201,242
Repligen Corp.*	5,380	29,590
Rigel Pharmaceuticals, Inc.*	6,600	79,992
Sangamo BioSciences, Inc.*	7,810	38,581
Savient Pharmaceuticals, Inc.*	10,840	150,242
Sciclone Pharmaceuticals, Inc.*	7,400	18,944
Seattle Genetics, Inc.*	12,630	122,764
SIGA Technologies, Inc.*	4,400	37,136
StemCells, Inc.*	19,800	33,660
Synta Pharmaceuticals Corp.*	2,940	6,791
Theravance, Inc.*	9,510	139,226
Vanda Pharmaceuticals, Inc.*	4,600	54,142
Vical, Inc.*	6,800	18,428
ZymoGenetics, Inc.*	6,400	29,440

		5,379,832

Health Care Equipment & Supplies (3.2%)
Abaxis, Inc.*	3,920	80,517
ABIOMED, Inc.*	5,480	48,334
Accuray, Inc.*	7,380	49,225
Align Technology, Inc.*	10,370	109,922
Alphatec Holdings, Inc.*	4,760	15,803
American Medical Systems Holdings, Inc.*	13,170	208,086
Analogic Corp.	2,340	86,463
AngioDynamics, Inc.*	4,320	57,326
Aspect Medical Systems, Inc.*	3,100	18,321
Atrion Corp.	260	34,863
ATS Medical, Inc.*	9,200	30,268
Bovie Medical Corp.*	3,300	28,743
Cantel Medical Corp.*	2,180	35,381
Cardiac Science Corp.*	3,370	13,547
Cardiovascular Systems, Inc.*	1,900	14,649
Clarient, Inc.*	5,900	21,948
Conceptus, Inc.*	5,430	91,767
CONMED Corp.*	5,180	80,394
CryoLife, Inc.*	4,800	26,592
Cutera, Inc.*	2,200	18,964
Cyberonics, Inc.*	5,030	83,649
Cynosure, Inc., Class A*	1,670	12,775
Delcath Systems, Inc.*	3,700	13,246
DexCom, Inc.*	8,540	52,863
Electro-Optical Sciences, Inc.*	3,400	26,486
Endologix, Inc.*	8,600	28,724
EnteroMedics, Inc.*	3,300	10,989
ev3, Inc.*	12,890	138,181

	Number of Shares	Value (Note 1)
Exactech, Inc.*	1,420	$20,590
Greatbatch, Inc.*	4,270	96,545
Haemonetics Corp.*	4,600	262,200
Hansen Medical, Inc.*	3,840	18,970
HeartWare International, Inc.*	800	22,328
Home Diagnostics, Inc.*	1,800	11,052
ICU Medical, Inc.*	2,320	95,468
I-Flow Corp.*	3,810	26,441
Immucor, Inc.*	12,470	171,587
Insulet Corp.*	4,990	38,423
Integra LifeSciences Holdings Corp.*	3,440	91,194
Invacare Corp.	4,980	87,897
IRIS International, Inc.*	3,160	37,288
Kensey Nash Corp.*	1,450	38,004
MAKO Surgical Corp.*	2,200	19,844
Masimo Corp.*	9,020	217,472
Medical Action Industries, Inc.*	2,480	28,396
Meridian Bioscience, Inc.	7,220	163,028
Merit Medical Systems, Inc.*	5,010	81,663
Micrus Endovascular Corp.*	2,730	24,679
Natus Medical, Inc.*	4,880	56,315
Neogen Corp.*	2,490	72,160
NuVasive, Inc.*	6,520	290,792
NxStage Medical, Inc.*	4,130	24,367
OraSure Technologies, Inc.*	8,230	20,328
Orthofix International N.V.*	3,080	77,031
Orthovita, Inc.*	11,580	59,637
Palomar Medical Technologies, Inc.*	3,190	46,765
Quidel Corp.*	4,810	70,034
Rochester Medical Corp.*	1,700	22,780
Rockwell Medical Technologies, Inc.*	2,300	17,365
RTI Biologics, Inc.*	9,330	40,026
Sirona Dental Systems, Inc.*	3,050	60,969
Somanetics Corp.*	2,170	35,827
SonoSite, Inc.*	3,110	62,387
Spectranetics Corp.*	5,640	27,805
Stereotaxis, Inc.*	4,620	17,926
STERIS Corp.	52,100	1,358,768
SurModics, Inc.*	2,770	62,685
Symmetry Medical, Inc.*	6,430	59,928
Synovis Life Technologies, Inc.*	2,020	41,955
Teleflex, Inc.	38,000	1,703,540
Thoratec Corp.*	10,000	267,800
TomoTherapy, Inc.*	7,190	19,773
TranS1, Inc.*	2,220	13,831
Utah Medical Products, Inc.	500	13,355
Vascular Solutions, Inc.*	3,200	25,024
Volcano Corp.*	8,610	120,368
West Pharmaceutical Services, Inc.	32,410	1,129,488
Wright Medical Group, Inc.*	6,920	112,519
Young Innovations, Inc.	1,100	23,969
Zoll Medical Corp.*	3,740	72,332

		9,018,944

Health Care Providers & Services (1.8%)
Air Methods Corp.*	1,980	54,173
Alliance HealthCare Services, Inc.*	4,470	32,765
Allied Healthcare International, Inc.*	7,300	15,841
Allion Healthcare, Inc.*	3,900	23,205
Almost Family, Inc.*	1,310	34,204
Amedisys, Inc.*	4,870	160,807
America Service Group, Inc.*	1,600	25,712
American Caresource Holding, Inc.*	2,400	8,976
American Dental Partners, Inc.*	2,600	23,582

See Notes to Financial Statements. 155

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
AMERIGROUP Corp.*	9,430	$253,196
AMN Healthcare Services, Inc.*	6,000	38,280
Amsurg Corp.*	5,500	117,920
Assisted Living Concepts, Inc., Class A*	1,840	26,772
Bio-Reference Labs, Inc.*	2,120	67,013
BioScrip, Inc.*	7,900	46,768
Capital Senior Living Corp.*	3,960	18,018
CardioNet, Inc.*	4,170	68,054
Catalyst Health Solutions, Inc.*	6,530	162,858
Centene Corp.*	7,700	153,846
Chemed Corp.	4,000	157,920
Chindex International, Inc.*	2,360	29,193
Continuecare Corp.*	6,100	14,213
Corvel Corp.*	1,320	30,057
Cross Country Healthcare, Inc.*	5,470	37,579
Emergency Medical Services Corp., Class A*	1,800	66,276
Emeritus Corp.*	3,440	45,442
Ensign Group, Inc.	2,140	30,452
Genoptix, Inc.*	3,030	96,930
Gentiva Health Services, Inc.*	5,050	83,123
Hanger Orthopedic Group, Inc.*	4,360	59,252
Health Grades, Inc.*	3,900	15,249
HealthSouth Corp.*	15,990	230,896
Healthspring, Inc.*	8,720	94,699
Healthways, Inc.*	6,090	81,911
HMS Holdings Corp.*	4,600	187,312
inVentiv Health, Inc.*	6,020	81,451
IPC The Hospitalist Co., Inc.*	2,940	78,469
Kindred Healthcare, Inc.*	7,080	87,580
Landauer, Inc.	1,710	104,891
LCA-Vision, Inc.*	2,600	10,972
LHC Group, Inc.*	2,740	60,855
Magellan Health Services, Inc.*	6,310	207,094
MedCath Corp.*	2,610	30,694
Metropolitan Health Networks, Inc.*	8,300	16,683
Molina Healthcare, Inc.*	2,390	57,169
MWI Veterinary Supply, Inc.*	1,990	69,371
National Healthcare Corp.	1,380	52,357
National Research Corp.	300	7,320
Nighthawk Radiology Holdings, Inc.*	3,820	14,134
NovaMed, Inc.*	3,200	12,640
Odyssey HealthCare, Inc.*	5,880	60,446
Owens & Minor, Inc.	7,410	324,706
PharMerica Corp.*	5,480	107,572
Providence Service Corp.*	2,130	23,324
PSS World Medical, Inc.*	10,700	198,057
Psychiatric Solutions, Inc.*	9,990	227,173
RadNet, Inc.*	4,890	11,003
RehabCare Group, Inc.*	3,310	79,208
Res-Care, Inc.*	4,460	63,778
Skilled Healthcare Group, Inc., Class A*	3,160	23,700
Sun Healthcare Group, Inc.*	7,800	65,832
Sunrise Senior Living, Inc.*	7,980	13,167
Triple-S Management Corp., Class B*	3,610	56,280
U.S. Physical Therapy, Inc.*	2,060	30,385
Universal American Corp.*	4,550	39,676
Virtual Radiologic Corp.*	1,140	10,294

	Number of Shares	Value (Note 1)
WellCare Health Plans, Inc.*	7,700	$142,373

		4,961,148

Health Care Technology (0.4%)
AMICAS, Inc.*	7,100	19,738
athenahealth, Inc.*	6,030	223,170
Computer Programs & Systems, Inc.	1,700	65,127
Eclipsys Corp.*	10,170	180,823
MedAssets, Inc.*	6,980	135,761
MedQuist, Inc.	2,100	12,768
Merge Healthcare, Inc.*	4,300	18,490
Omnicell, Inc.*	5,690	61,168
Phase Forward, Inc.*	7,840	118,462
Quality Systems, Inc.	4,260	242,650
Transcend Services, Inc.*	1,000	15,850
Vital Images, Inc.*	2,550	28,942

		1,122,949

Life Sciences Tools & Services (1.8%)
Accelrys, Inc.*	4,690	27,718
Affymetrix, Inc.*	12,660	75,074
Albany Molecular Research, Inc.*	4,170	34,986
AMAG Pharmaceuticals, Inc.*	3,070	167,837
BioDelivery Sciences International, Inc.*	1,500	10,005
Bruker Corp.*	8,780	81,303
Cambrex Corp.*	5,140	21,177
Clinical Data, Inc.*	2,060	22,701
Dionex Corp.*	3,210	195,906
Enzo Biochem, Inc.*	5,630	24,941
eResearchTechnology, Inc.*	7,620	47,320
Exelixis, Inc.*	19,070	92,871
Harvard Bioscience, Inc.*	5,000	19,750
Kendle International, Inc.*	2,560	31,335
Life Sciences Research, Inc.*	1,590	11,400
Luminex Corp.*	7,600	140,904
Mettler-Toledo International, Inc.*	19,700	1,519,855
Nektar Therapeutics*	16,580	107,438
PAREXEL International Corp.*	10,250	147,395
Pharmaceutical Product Development, Inc.	85,100	1,976,022
Sequenom, Inc.*	9,930	38,826
Varian, Inc.*	5,160	203,459

		4,998,223

Pharmaceuticals (0.7%)
Acura Pharmaceuticals, Inc.*	1,410	8,432
Adolor Corp.*	8,320	14,643
Akorn, Inc.*	10,030	12,036
Ardea Biosciences, Inc.*	2,480	39,035
ARYx Therapeutics, Inc.*	4,200	17,346
Auxilium Pharmaceuticals, Inc.*	7,580	237,860
AVANIR Pharmaceuticals, Inc., Class A*	12,100	26,862
Biodel, Inc.*	3,170	16,357
BioMimetic Therapeutics, Inc.*	2,177	20,115
Biospecifics Technologies Corp.*	600	14,298
BMP Sunstone Corp.*	6,320	29,957
Cadence Pharmaceuticals, Inc.*	4,420	44,156
Caraco Pharmaceutical Laboratories Ltd.*	1,890	5,802
Cornerstone Therapeutics, Inc.*	1,000	10,980
Cypress Bioscience, Inc.*	6,770	63,773
Depomed, Inc.*	9,150	29,738
Discovery Laboratories, Inc.*	20,290	20,899
Durect Corp.*	14,390	34,248

See Notes to Financial Statements. 156

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Hi-Tech Pharmacal Co., Inc.*	1,300	$11,570
Impax Laboratories, Inc.*	11,100	81,696
Inspire Pharmaceuticals, Inc.*	7,580	42,145
ISTA Pharmaceuticals, Inc.*	6,500	27,300
Javelin Pharmaceuticals, Inc.*	8,470	10,418
KV Pharmaceutical Co., Class A*	5,680	18,233
Lannett Co., Inc.*	2,200	15,070
MAP Pharmaceuticals, Inc.*	1,380	16,864
Matrixx Initiatives, Inc.*	2,200	12,298
Medicines Co.*	9,420	79,034
Medicis Pharmaceutical Corp., Class A	10,410	169,891
MiddleBrook Pharmaceuticals, Inc.*	6,500	8,775
Noven Pharmaceuticals, Inc.*	4,430	63,349
Obagi Medical Products, Inc.*	3,080	22,453
Optimer Pharmaceuticals, Inc.*	5,160	77,245
Pain Therapeutics, Inc.*	6,210	33,348
Par Pharmaceutical Cos., Inc.*	6,180	93,627
Pozen, Inc.*	4,720	36,250
Questcor Pharmaceuticals, Inc.*	10,720	53,600
Repros Therapeutics, Inc.*	2,000	14,380
Salix Pharmaceuticals Ltd.*	8,580	84,685
Santarus, Inc.*	8,800	24,816
Spectrum Pharmaceuticals, Inc.*	6,200	47,430
Sucampo Pharmaceuticals, Inc., Class A*	1,720	10,612
SuperGen, Inc.*	11,600	23,316
ViroPharma, Inc.*	13,880	82,308
Vivus, Inc.*	12,470	75,818
XenoPort, Inc.*	4,850	112,375

		1,995,443

Total Health Care		27,476,539

Industrials (21.2%)
Aerospace & Defense (0.9%)
AAR Corp.*	6,920	111,066
Aerovironment, Inc.*	2,510	77,459
American Science & Engineering, Inc.	1,670	115,430
Applied Signal Technology, Inc.	2,280	58,163
Argon ST, Inc.*	2,390	49,162
Ascent Solar Technologies, Inc.*	3,090	24,164
Astronics Corp.*	1,900	19,741
Axsys Technologies, Inc.*	1,700	91,188
Ceradyne, Inc.*	4,580	80,883
Cubic Corp.	2,720	97,349
Curtiss-Wright Corp.	8,050	239,326
DigitalGlobe, Inc.*	2,600	49,920
Ducommun, Inc.	1,840	34,574
DynCorp International, Inc., Class A*	4,300	72,197
Esterline Technologies Corp.*	5,280	142,930
GenCorp, Inc.*	9,790	18,699
HEICO Corp.	4,190	151,929
Herley Industries, Inc.*	2,270	24,902
Hexcel Corp.*	17,150	163,439
Ladish Co., Inc.*	2,800	36,316
LMI Aerospace, Inc.*	1,510	15,281
Moog, Inc., Class A*	7,570	195,382
Orbital Sciences Corp.*	10,240	155,341
Stanley, Inc.*	2,040	67,075
Taser International, Inc.*	11,050	50,388
Teledyne Technologies, Inc.*	6,430	210,582
Todd Shipyards Corp.	1,000	16,650

	Number of Shares	Value (Note 1)
Triumph Group, Inc.	2,990	$119,600

		2,489,136

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	10,200	23,664
Atlas Air Worldwide Holdings, Inc.*	3,040	70,498
Dynamex, Inc.*	1,510	23,239
Forward Air Corp.	5,210	111,077
Hub Group, Inc., Class A*	6,720	138,701
Pacer International, Inc.	6,200	13,826

		381,005

Airlines (0.7%)
AirTran Holdings, Inc.*	21,410	132,528
Alaska Air Group, Inc.*	6,560	119,786
Allegiant Travel Co.*	2,680	106,235
Hawaiian Holdings, Inc.*	8,910	53,638
JetBlue Airways Corp.*	41,730	178,187
Republic Airways Holdings, Inc.*	6,190	40,421
SkyWest, Inc.	120,820	1,232,364
U.S. Airways Group, Inc.*	22,530	54,748
UAL Corp.*	25,500	81,345

		1,999,252

Building Products (3.0%)
AAON, Inc.	2,220	44,222
American Woodmark Corp.	63,360	1,517,472
Ameron International Corp.	1,690	113,298
Apogee Enterprises, Inc.	119,040	1,464,192
Builders FirstSource, Inc.*	2,790	11,606
Gibraltar Industries, Inc.	104,340	716,816
Griffon Corp.*	7,500	62,400
Insteel Industries, Inc.	3,020	24,885
NCI Building Systems, Inc.*	3,480	9,187
Quanex Building Products Corp.	6,690	75,062
Simpson Manufacturing Co., Inc.	83,600	1,807,432
Trex Co., Inc.*	2,800	37,436
Universal Forest Products, Inc.	71,990	2,382,149

		8,266,157

Commercial Services & Supplies (2.6%)
ABM Industries, Inc.	145,600	2,630,992
ACCO Brands Corp.*	9,610	27,100
American Ecology Corp.	3,420	61,286
American Reprographics Co.*	6,490	53,997
Amrep Corp.*	200	2,206
APAC Customer Services, Inc.*	5,000	25,650
ATC Technology Corp.*	3,500	50,750
Bowne & Co., Inc.	4,878	31,756
Cenveo, Inc.*	8,630	36,505
Clean Harbors, Inc.*	3,620	195,444
Comfort Systems USA, Inc.	6,980	71,545
Consolidated Graphics, Inc.*	1,770	30,833
Cornell Cos., Inc.*	1,950	31,610
Courier Corp.	1,830	27,926
Deluxe Corp.	9,140	117,083
EnergySolutions, Inc.	13,760	126,592
EnerNOC, Inc.*	2,190	47,457
Ennis, Inc.	4,500	56,070
Fuel Tech, Inc.*	3,330	32,301
G&K Services, Inc., Class A	3,280	69,372
GEO Group, Inc.*	9,130	169,635
GeoEye, Inc.*	3,280	77,277
Healthcare Services Group, Inc.	7,700	137,676
Heritage-Crystal Clean, Inc.*	300	3,645
Herman Miller, Inc.	9,910	152,019
HNI Corp.	8,030	145,022

See Notes to Financial Statements. 157

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
ICT Group, Inc.*	1,520	$13,270
Innerworkings, Inc.*	4,180	19,855
Interface, Inc., Class A	9,390	58,218
Kimball International, Inc., Class B	5,700	35,568
Knoll, Inc.	8,570	64,961
M&F Worldwide Corp.*	2,020	40,400
McGrath RentCorp	4,250	81,005
Metalico, Inc.*	4,800	22,368
Mine Safety Appliances Co.	56,750	1,367,675
Mobile Mini, Inc.*	6,460	94,768
Multi-Color Corp.	1,850	22,681
North American Galvanizing & Coatings, Inc.*	2,600	15,756
Perma-Fix Environmental Services*	9,100	22,022
Rollins, Inc.	8,000	138,480
Schawk, Inc.	2,640	19,826
Standard Parking Corp.*	1,260	20,525
Standard Register Co.	2,940	9,584
Steelcase, Inc., Class A	12,500	72,750
Sykes Enterprises, Inc.*	6,140	111,073
Team, Inc.*	3,340	52,338
Tetra Tech, Inc.*	10,750	307,988
United Stationers, Inc.*	4,220	147,194
Viad Corp.	3,670	63,197
Waste Services, Inc.*	2,840	14,711

		7,227,962

Construction & Engineering (1.0%)
Argan, Inc.*	1,200	16,956
Dycom Industries, Inc.*	7,070	78,265
EMCOR Group, Inc.*	80,110	1,611,813
Furmanite Corp.*	6,480	28,901
Granite Construction, Inc.	6,080	202,342
Great Lakes Dredge & Dock Corp.	6,910	33,030
Insituform Technologies, Inc., Class A*	6,910	117,263
Integrated Electrical Services, Inc.*	1,360	10,622
Layne Christensen Co.*	3,480	71,166
MasTec, Inc.*	9,520	111,574
Michael Baker Corp.*	1,380	58,457
MYR Group, Inc./Delaware*	3,200	64,704
Northwest Pipe Co.*	1,700	59,092
Orion Marine Group, Inc.*	3,820	72,580
Pike Electric Corp.*	2,960	35,668
Primoris Services Corp.	1,600	11,872
Sterling Construction Co., Inc.*	2,510	38,302
Tutor Perini Corp.*	4,450	77,252

		2,699,859

Electrical Equipment (2.7%)
A. O. Smith Corp.	17,650	574,861
Acuity Brands, Inc.	7,297	204,681
Advanced Battery Technologies, Inc.*	8,370	33,647
American Superconductor Corp.*	7,740	203,175
AZZ, Inc.*	2,200	75,702
Baldor Electric Co.	8,270	196,743
Belden, Inc.	8,310	138,777
Brady Corp., Class A	73,810	1,854,107
Broadwind Energy, Inc.*	5,900	66,788
Chase Corp.	1,000	11,900
China BAK Battery, Inc.*	6,750	19,913
Encore Wire Corp.	3,280	70,028
Ener1, Inc.*	8,280	45,209
Energy Conversion Devices, Inc.*	8,265	116,950
EnerSys*	7,120	129,513

	Number of Shares	Value (Note 1)
Evergreen Solar, Inc.*	34,530	$74,930
Franklin Electric Co., Inc.	36,250	939,600
FuelCell Energy, Inc.*	12,130	50,703
Fushi Copperweld, Inc.*	2,710	22,412
GrafTech International Ltd.*	21,730	245,766
GT Solar International, Inc.*	5,270	28,036
Harbin Electric, Inc.*	2,220	34,721
II-VI, Inc.*	4,390	97,326
LaBarge, Inc.*	2,110	19,560
LSI Industries, Inc.	3,300	17,985
Microvision, Inc.*	12,120	37,208
Orion Energy Systems, Inc.*	3,690	13,837
Polypore International, Inc.*	4,290	47,705
Powell Industries, Inc.*	11,600	430,012
Power-One, Inc.*	13,790	20,547
PowerSecure International, Inc.*	3,040	12,950
Preformed Line Products Co.	360	15,862
Regal-Beloit Corp.	6,490	257,783
Roper Industries, Inc.	28,550	1,293,601
SatCon Technology Corp.*	8,700	15,660
Ultralife Corp.*	2,190	15,702
Valence Technology, Inc.*	9,200	16,468
Vicor Corp.	3,410	24,620
Woodward Governor Co.	10,670	211,266

		7,686,254

Industrial Conglomerates (0.7%)
Carlisle Cos., Inc.	60,200	1,447,208
Otter Tail Corp.	6,330	138,247
Raven Industries, Inc.	2,890	73,984
Seaboard Corp.	60	67,320
Standex International Corp.	2,160	25,056
Tredegar Corp.	5,200	69,264
United Capital Corp.*	330	6,046

		1,827,125

Machinery (6.8%)
3D Systems Corp.*	3,130	22,567
Actuant Corp., Class A	10,330	126,026
Alamo Group, Inc.	1,090	11,009
Albany International Corp., Class A	5,110	58,152
Altra Holdings, Inc.*	4,640	34,754
American Railcar Industries, Inc.	1,610	13,299
Ampco-Pittsburgh Corp.	1,470	34,472
Astec Industries, Inc.*	20,490	608,348
Badger Meter, Inc.	2,650	108,650
Barnes Group, Inc.	8,500	101,065
Blount International, Inc.*	6,900	59,409
Briggs & Stratton Corp.	64,420	859,363
Cascade Corp.	1,610	25,325
Chart Industries, Inc.*	5,030	91,445
China Fire & Security Group, Inc.*	2,530	30,790
CIRCOR International, Inc.	23,320	550,585
CLARCOR, Inc.	9,140	266,797
CNH Global N.V.*	11,000	154,440
Colfax Corp.*	4,250	32,810
Columbus McKinnon Corp.*	3,360	42,504
Dynamic Materials Corp.	2,330	44,922
Eastern Co.	1,100	18,150
Energy Recovery, Inc.*	6,340	44,887
EnPro Industries, Inc.*	3,540	63,755
ESCO Technologies, Inc.*	4,730	211,904
Federal Signal Corp.	8,730	66,784
Flanders Corp.*	2,860	17,475
Flow International Corp.*	6,610	15,534

See Notes to Financial Statements. 158

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Force Protection, Inc.*	12,530	$110,765
FreightCar America, Inc.	2,170	36,478
Gardner Denver, Inc.*	49,000	1,233,330
Gorman-Rupp Co.	2,590	52,240
Graco, Inc.	55,450	1,221,009
Graham Corp.	1,770	23,541
Greenbrier Cos., Inc.	2,940	21,139
Hurco Cos., Inc.*	1,140	17,818
John Bean Technologies Corp.	5,100	63,852
Kadant, Inc.*	2,250	25,403
Kaydon Corp.	5,970	194,383
Kennametal, Inc.	109,500	2,100,210
K-Tron International, Inc.*	420	33,466
L.B. Foster Co., Class A*	1,790	53,825
Lincoln Electric Holdings, Inc.	45,750	1,648,830
Lindsay Corp.	2,180	72,158
Met-Pro Corp.	2,640	28,565
Middleby Corp.*	2,890	126,929
Miller Industries, Inc./TN*	2,100	18,480
Mueller Industries, Inc.	82,240	1,710,592
Mueller Water Products, Inc., Class A	20,710	77,455
NACCO Industries, Inc., Class A	960	27,571
Nordson Corp.	68,590	2,651,689
Omega Flex, Inc.	540	8,186
PMFG, Inc.*	2,240	19,734
Portec Rail Products, Inc.	1,000	9,850
RBC Bearings, Inc.*	3,850	78,733
Robbins & Myers, Inc.	4,960	95,480
Sauer-Danfoss, Inc.	2,000	12,260
SmartHeat, Inc.*	1,500	10,275
Sun Hydraulics Corp.	2,040	32,987
Tecumseh Products Co., Class A*	3,446	33,461
Tennant Co.	3,440	63,262
Timken Co.	16,550	282,674
Titan International, Inc.	6,220	46,463
Trimas Corp.*	2,550	8,593
Trinity Industries, Inc.	138,500	1,886,370
Twin Disc, Inc.	1,550	10,556
Wabash National Corp.	153,900	107,730
Watts Water Technologies, Inc., Class A	47,200	1,016,688

		18,988,251

Marine (0.1%)
American Commercial Lines, Inc.*	1,585	24,536
Eagle Bulk Shipping, Inc.	8,440	39,584
Genco Shipping & Trading Ltd.	4,560	99,043
Horizon Lines, Inc., Class A	5,350	20,651
International Shipholding Corp.	980	26,421
TBS International Ltd., Class A*	2,630	20,540
Ultrapetrol Bahamas Ltd.*	3,880	17,188

		247,963

Professional Services (0.8%)
Acacia Research Corp.- Acacia Technologies*	6,000	47,220
Administaff, Inc.	3,770	87,728
Advisory Board Co.*	2,790	71,703
Barrett Business Services, Inc.	1,200	12,600
CBIZ, Inc.*	7,880	56,106
CDI Corp.	2,150	23,973
COMSYS IT Partners, Inc.*	2,530	14,800
Corporate Executive Board Co.	6,200	128,712
CoStar Group, Inc.*	3,610	143,931
CRA International, Inc.*	1,920	53,299

	Number of Shares	Value (Note 1)
Diamond Management & Technology Consultants, Inc.	3,900	$16,380
Duff & Phelps Corp., Class A	3,060	54,407
Exponent, Inc.*	2,400	58,824
First Advantage Corp., Class A*	1,780	27,074
Franklin Covey Co.*	2,000	12,460
GP Strategies Corp.*	2,500	14,725
Heidrick & Struggles International, Inc.	3,000	54,750
Hill International, Inc.*	4,490	19,307
Huron Consulting Group, Inc.*	3,880	179,372
ICF International, Inc.*	1,560	43,040
Kelly Services, Inc., Class A	4,630	50,698
Kforce, Inc.*	5,340	44,162
Korn/Ferry International*	8,100	86,184
MPS Group, Inc.*	16,750	127,970
Navigant Consulting, Inc.*	9,110	117,701
Odyssey Marine Exploration, Inc.*	9,090	14,544
On Assignment, Inc.*	6,270	24,516
Resources Connection, Inc.*	8,040	138,047
School Specialty, Inc.*	3,380	68,310
Spherion Corp.*	9,250	38,110
TrueBlue, Inc.*	7,860	66,024
Volt Information Sciences, Inc.*	2,100	13,167
VSE Corp.	700	18,312
Watson Wyatt Worldwide, Inc., Class A	7,610	285,603

		2,213,759

Road & Rail (1.0%)
Amerco, Inc.*	1,560	57,954
Arkansas Best Corp.	4,654	122,633
Avis Budget Group, Inc.*	18,700	105,655
Celadon Group, Inc.*	3,950	33,140
Dollar Thrifty Automotive Group, Inc.*	3,840	53,568
Genesee & Wyoming, Inc., Class A*	53,790	1,425,973
Heartland Express, Inc.	9,160	134,835
Kansas City Southern*	18,450	297,230
Knight Transportation, Inc.	10,160	168,148
Marten Transport Ltd.*	2,760	57,298
Old Dominion Freight Line, Inc.*	5,070	170,200
Patriot Transportation Holding, Inc.*	180	13,127
Saia, Inc.*	2,460	44,305
Universal Truckload Services, Inc.	1,030	16,119
USA Truck, Inc.*	1,600	21,648
Werner Enterprises, Inc.	7,610	137,893
YRC Worldwide, Inc.*	9,990	17,283

		2,877,009

Trading Companies & Distributors (0.8%)
Aceto Corp.	4,430	29,548
Aircastle Ltd.	8,370	61,519
Applied Industrial Technologies, Inc.	65,620	1,292,714
Beacon Roofing Supply, Inc.*	8,020	115,969
BlueLinx Holdings, Inc.*	1,600	4,800
DXP Enterprises, Inc.*	1,370	15,714
H&E Equipment Services, Inc.*	5,130	47,966
Houston Wire & Cable Co.	3,150	37,516
Interline Brands, Inc.*	5,760	78,797
Kaman Corp.	4,610	76,987
Lawson Products, Inc.	720	10,231
RSC Holdings, Inc.*	8,410	56,515
Rush Enterprises, Inc., Class A*	5,910	68,852
TAL International Group, Inc.	2,490	27,141

See Notes to Financial Statements. 159

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Textainer Group Holdings Ltd.	1,660	$19,073
Titan Machinery, Inc.*	2,200	27,918
United Rentals, Inc.*	10,800	70,092
Watsco, Inc.	4,220	206,485
Willis Lease Finance Corp.*	700	9,184

		2,257,021

Transportation Infrastructure (0.0%)
CAI International, Inc.*	1,590	8,109

Total Industrials		59,168,862

Information Technology (11.3%)
Communications Equipment (1.8%)
3Com Corp.*	70,060	329,983
Acme Packet, Inc.*	7,190	72,763
ADC Telecommunications, Inc.*	17,100	136,116
ADTRAN, Inc.	9,860	211,694
Airvana, Inc.*	4,180	26,627
Anaren, Inc.*	2,580	45,614
Arris Group, Inc.*	22,130	269,101
Aruba Networks, Inc.*	10,780	94,217
Avocent Corp.*	7,910	110,424
Bel Fuse, Inc., Class B	1,880	30,155
BigBand Networks, Inc.*	5,800	29,986
Black Box Corp.	3,150	105,430
Blue Coat Systems, Inc.*	6,970	115,284
Cogo Group, Inc.*	4,140	24,716
Communications Systems, Inc.	900	8,820
Comtech Telecommunications Corp.*	5,020	160,038
DG FastChannel, Inc.*	3,180	58,194
Digi International, Inc.*	4,400	42,900
EMS Technologies, Inc.*	2,720	56,848
Emulex Corp.*	15,010	146,798
Extreme Networks, Inc.*	15,860	31,720
Globecomm Systems, Inc.*	3,720	26,747
Harmonic, Inc.*	17,430	102,663
Harris Stratex Networks, Inc., Class A*	10,560	68,429
Hughes Communications, Inc.*	1,560	35,615
Infinera Corp.*	14,710	134,302
InterDigital, Inc.*	7,900	193,076
Ixia*	5,250	35,385
KVH Industries, Inc.*	2,300	15,709
Loral Space & Communications, Inc.*	1,870	48,152
NETGEAR, Inc.*	6,170	88,910
Network Equipment Technologies, Inc.*	4,900	20,874
Oplink Communications, Inc.*	3,610	41,154
Opnext, Inc.*	4,750	10,165
Palm, Inc.*	24,520	406,296
Parkervision, Inc.*	5,160	15,790
PC-Tel, Inc.*	3,390	18,136
Plantronics, Inc.	8,640	163,382
Polycom, Inc.*	14,980	303,644
Powerwave Technologies, Inc.*	23,080	37,159
Riverbed Technology, Inc.*	9,890	229,349
SeaChange International, Inc.*	5,390	43,282
ShoreTel, Inc.*	7,600	60,800
Sonus Networks, Inc.*	36,850	59,328
Starent Networks Corp.*	6,910	168,673
Sycamore Networks, Inc.*	34,120	106,796
Symmetricom, Inc.*	8,100	46,737
Tekelec*	11,800	198,594

	Number of Shares	Value (Note 1)
UTStarcom, Inc.*	19,530	$31,834
ViaSat, Inc.*	4,600	117,944

		4,936,353

Computers & Peripherals (0.6%)
3PAR, Inc.*	4,780	59,272
ActivIdentity Corp.*	7,600	19,228
Adaptec, Inc.*	21,770	57,690
Avid Technology, Inc.*	5,280	70,805
Compellent Technologies, Inc.*	2,880	43,920
Cray, Inc.*	5,850	46,098
Data Domain, Inc.*	8,450	281,807
Diebold, Inc.	11,450	301,822
Electronics for Imaging, Inc.*	9,080	96,793
Imation Corp.	5,350	40,714
Immersion Corp.*	4,900	24,206
Intermec, Inc.*	11,110	143,319
Intevac, Inc.*	3,900	33,969
Isilon Systems, Inc.*	4,280	18,147
Netezza Corp.*	8,650	71,968
Novatel Wireless, Inc.*	5,420	48,888
Quantum Corp.*	36,100	29,963
Rimage Corp.*	1,690	28,071
Silicon Graphics International Corp.*	5,170	23,472
STEC, Inc.*	4,300	99,717
Stratasys, Inc.*	3,610	39,674
Super Micro Computer, Inc.*	4,050	31,023
Synaptics, Inc.*	6,160	238,084

		1,848,650

Electronic Equipment, Instruments & Components (2.3%)
Agilysys, Inc.	2,380	11,138
Anixter International, Inc.*	5,300	199,227
Benchmark Electronics, Inc.*	164,070	2,362,608
Brightpoint, Inc.*	8,970	56,242
Checkpoint Systems, Inc.*	7,000	109,830
China Security & Surveillance Technology, Inc.*	5,730	43,204
Cogent, Inc.*	7,540	80,904
Cognex Corp.	7,110	100,464
Coherent, Inc.*	3,700	76,516
Comverge, Inc.*	3,200	38,720
CPI International, Inc.*	1,350	11,731
CTS Corp.	5,960	39,038
Daktronics, Inc.	5,930	45,661
DDi Corp.*	3,100	14,043
DTS, Inc.*	3,080	83,376
Echelon Corp.*	5,820	49,354
Electro Rent Corp.	3,240	30,748
Electro Scientific Industries, Inc.*	4,930	55,117
FARO Technologies, Inc.*	2,920	45,348
ICx Technologies, Inc.*	2,080	12,480
Insight Enterprises, Inc.*	8,330	80,468
IPG Photonics Corp.*	3,980	43,661
L-1 Identity Solutions, Inc.*	13,230	102,400
Littelfuse, Inc.*	3,920	78,243
Maxwell Technologies, Inc.*	4,000	55,320
Measurement Specialties, Inc.*	2,520	17,766
Mercury Computer Systems, Inc.*	4,040	37,370
Methode Electronics, Inc.	6,790	47,666
MTS Systems Corp.	3,020	62,363
Multi-Fineline Electronix, Inc.*	1,720	36,808
Newport Corp.*	6,430	37,230
OSI Systems, Inc.*	2,750	57,337
PAR Technology Corp.*	1,800	11,502

See Notes to Financial Statements. 160

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Park Electrochemical Corp.	3,630	$78,154
PC Connection, Inc.*	1,670	8,767
PC Mall, Inc.*	1,930	13,047
Plexus Corp.*	7,020	143,629
RadiSys Corp.*	4,150	37,392
RAE Systems, Inc.*	9,100	12,558
Rofin-Sinar Technologies, Inc.*	73,350	1,467,733
Rogers Corp.*	2,750	55,633
Scansource, Inc.*	4,700	115,244
SMART Modular Technologies (WWH), Inc.*	6,550	14,869
Spectrum Control, Inc.*	2,100	18,480
SYNNEX Corp.*	3,410	85,216
Technitrol, Inc.	7,270	47,037
TTM Technologies, Inc.*	7,720	61,451
Universal Display Corp.*	5,050	49,389
X-Rite, Inc.*	6,000	9,000
Zygo Corp.*	2,670	12,442

		6,363,924

Internet Software & Services (1.3%)
Art Technology Group, Inc.*	22,660	86,108
AsiaInfo Holdings, Inc.*	5,140	88,459
Bankrate, Inc.*	2,200	55,528
Chordiant Software, Inc.*	5,320	19,312
comScore, Inc.*	3,740	49,817
Constant Contact, Inc.*	4,250	84,320
DealerTrack Holdings, Inc.*	6,980	118,660
Dice Holdings, Inc.*	2,740	12,741
Digital River, Inc.*	6,820	247,702
DivX, Inc.*	6,220	34,148
EarthLink, Inc.*	19,200	142,272
GSI Commerce, Inc.*	4,390	62,557
Imergent, Inc.	1,700	11,900
InfoSpace, Inc.*	6,220	41,239
Innodata Isogen, Inc.*	3,500	15,330
Internap Network Services Corp.*	9,060	31,619
Internet Brands, Inc., Class A*	5,160	36,120
Internet Capital Group, Inc.*	6,520	43,880
Ipass, Inc.*	8,300	13,280
j2 Global Communications, Inc.*	7,980	180,029
Keynote Systems, Inc.*	2,220	16,961
Knot, Inc.*	5,310	41,843
Limelight Networks, Inc.*	5,040	22,176
Liquidity Services, Inc.*	2,580	25,439
LivePerson, Inc.*	7,000	28,000
LoopNet, Inc.*	3,400	26,350
Marchex, Inc., Class B	3,520	11,862
MercadoLibre, Inc.*	4,670	125,530
ModusLink Global Solutions, Inc.*	8,220	56,389
Move, Inc.*	28,590	61,754
NIC, Inc.	8,770	59,373
Omniture, Inc.*	12,090	151,850
OpenTable, Inc.*	500	15,085
Openwave Systems, Inc.*	14,300	32,032
Perficient, Inc.*	5,100	35,649
Rackspace Hosting, Inc.*	11,730	162,578
RealNetworks, Inc.*	15,020	44,910
S1 Corp.*	9,490	65,481
Saba Software, Inc.*	5,000	19,250
SAVVIS, Inc.*	6,580	75,407
SonicWALL, Inc.*	9,650	52,882
support.com, Inc.*	8,270	18,029
Switch & Data Facilities Co., Inc.*	3,610	42,345

	Number of Shares	Value (Note 1)
TechTarget, Inc.*	2,110	$8,440
Terremark Worldwide, Inc.*	9,430	54,505
Travelzoo, Inc.*	1,200	13,140
United Online, Inc.	14,690	95,632
ValueClick, Inc.*	15,540	163,481
Vignette Corp.*	4,290	56,414
VistaPrint Ltd.*	7,510	320,301
Vocus, Inc.*	2,930	57,897
Web.com Group, Inc.*	4,880	27,474
Websense, Inc.*	8,040	143,434
Zix Corp.*	12,800	19,200

		3,526,114

IT Services (1.1%)
Acxiom Corp.	12,320	108,786
CACI International, Inc., Class A*	5,300	226,363
Cass Information Systems, Inc.	1,470	48,128
China Information Security Technology, Inc.*	4,870	13,928
CIBER, Inc.*	12,250	37,975
Computer Task Group, Inc.*	2,400	14,640
CSG Systems International, Inc.*	6,270	83,015
Cybersource Corp.*	12,370	189,261
eLoyalty Corp.*	1,400	11,032
Euronet Worldwide, Inc.*	8,810	170,826
ExlService Holdings, Inc.*	2,620	29,370
Forrester Research, Inc.*	2,790	68,494
Gartner, Inc.*	10,580	161,451
Global Cash Access Holdings, Inc.*	7,080	56,357
Hackett Group, Inc.*	7,290	16,986
Heartland Payment Systems, Inc.	6,900	66,033
iGATE Corp.	3,810	25,222
infoGROUP, Inc.*	5,770	32,947
Information Services Group, Inc.*	3,900	11,739
Integral Systems, Inc.*	3,010	25,043
Lionbridge Technologies*	11,600	21,344
ManTech International Corp., Class A*	3,850	165,704
MAXIMUS, Inc.	3,150	129,937
MoneyGram International, Inc.*	16,200	28,836
NCI, Inc., Class A*	1,140	34,679
Ness Technologies, Inc.*	6,770	26,471
Online Resources Corp.*	4,580	28,579
Perot Systems Corp., Class A*	15,540	222,688
RightNow Technologies, Inc.*	3,670	43,306
Sapient Corp.*	15,460	97,243
SRA International, Inc., Class A*	7,430	130,471
StarTek, Inc.*	2,400	19,248
Syntel, Inc.	2,260	71,054
TeleTech Holdings, Inc.*	5,600	84,840
Tier Technologies, Inc., Class B*	2,900	22,272
TNS, Inc.*	4,450	83,438
Unisys Corp.*	67,900	102,529
VeriFone Holdings, Inc.*	12,940	97,179
Virtusa Corp.*	2,640	21,199
Wright Express Corp.*	6,850	174,470

		3,003,083

Semiconductors & Semiconductor Equipment (2.2%)
Actel Corp.*	4,630	49,680
Advanced Analogic Technologies, Inc.*	7,530	34,563
Advanced Energy Industries, Inc.*	5,860	52,681
Amkor Technology, Inc.*	19,520	92,330
ANADIGICS, Inc.*	11,260	47,179

See Notes to Financial Statements. 161

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Applied Micro Circuits Corp.*	12,080	$98,210
Atheros Communications, Inc.*	10,830	208,369
ATMI, Inc.*	5,650	87,745
Brooks Automation, Inc.*	11,540	51,699
Cabot Microelectronics Corp.*	4,230	119,667
Cavium Networks, Inc.*	6,570	110,442
CEVA, Inc.*	3,520	30,554
Cirrus Logic, Inc.*	11,660	52,470
Cohu, Inc.	87,890	789,252
CSR plc*	7,921	45,700
Cymer, Inc.*	5,310	157,866
Diodes, Inc.*	5,880	91,963
DSP Group, Inc.*	4,110	27,784
Emcore Corp.*	13,420	16,909
Entegris, Inc.*	20,250	55,080
Entropic Communications, Inc.*	8,860	19,935
Exar Corp.*	6,480	46,591
FEI Co.*	6,720	153,888
FormFactor, Inc.*	8,810	151,884
GSI Technology, Inc.*	4,000	15,440
Hittite Microwave Corp.*	3,900	135,525
Intellon Corp.*	3,500	14,875
IXYS Corp.	4,240	42,909
Kopin Corp.*	12,090	44,370
Kulicke & Soffa Industries, Inc.*	10,930	37,490
Lattice Semiconductor Corp.*	20,370	38,296
MEMSIC, Inc.*	3,400	14,416
Micrel, Inc.	8,140	59,585
Microsemi Corp.*	14,490	199,962
Microtune, Inc.*	9,270	21,692
MIPS Technologies, Inc.*	7,760	23,280
MKS Instruments, Inc.*	8,790	115,940
Monolithic Power Systems, Inc.*	5,980	134,012
Netlogic Microsystems, Inc.*	3,270	119,224
NVE Corp.*	820	39,852
OmniVision Technologies, Inc.*	54,980	571,242
Pericom Semiconductor Corp.*	4,770	40,163
Photronics, Inc.*	7,540	30,537
PLX Technology, Inc.*	5,960	22,469
Power Integrations, Inc.	4,080	97,063
RF Micro Devices, Inc.*	47,490	178,562
Rubicon Technology, Inc.*	2,250	32,130
Rudolph Technologies, Inc.*	5,420	29,918
Semitool, Inc.*	3,960	18,295
Semtech Corp.*	10,890	173,260
Sigma Designs, Inc.*	4,720	75,709
Silicon Image, Inc.*	13,400	30,820
Silicon Storage Technology, Inc.*	14,240	26,629
Skyworks Solutions, Inc.*	29,780	291,248
Standard Microsystems Corp.*	3,960	80,982
Supertex, Inc.*	1,930	48,462
Techwell, Inc.*	2,680	22,780
Tessera Technologies, Inc.*	8,640	218,506
Trident Microsystems, Inc.*	11,210	19,505
TriQuint Semiconductor, Inc.*	26,290	139,600
Ultratech, Inc.*	4,260	52,441
Veeco Instruments, Inc.*	5,760	66,759
Virage Logic Corp.*	2,600	11,700
Volterra Semiconductor Corp.*	3,990	52,429
White Electronic Designs Corp.*	3,800	17,594

	Number of Shares	Value (Note 1)
Zoran Corp.*	9,270	$101,043

		6,099,155

Software (2.0%)
ACI Worldwide, Inc.*	6,290	87,808
Actuate Corp.*	7,850	37,523
Advent Software, Inc.*	2,730	89,517
American Software, Inc., Class A	3,930	22,637
ArcSight, Inc.*	3,200	56,864
Ariba, Inc.*	15,640	153,898
Blackbaud, Inc.	7,900	122,845
Blackboard, Inc.*	5,650	163,059
Bottomline Technologies, Inc.*	4,340	39,103
Callidus Software, Inc.*	5,180	14,763
China TransInfo Technology Corp.*	1,200	5,616
CommVault Systems, Inc.*	7,410	122,858
Concur Technologies, Inc.*	7,020	218,182
Deltek, Inc.*	1,890	8,203
DemandTec, Inc.*	3,590	31,592
Double-Take Software, Inc.*	3,030	26,210
Dynamics Research Corp.*	1,400	14,014
Ebix, Inc.*	1,210	37,897
Entrust, Inc.*	10,710	19,385
Epicor Software Corp.*	8,160	43,248
EPIQ Systems, Inc.*	5,560	85,346
ePlus, Inc.*	600	8,742
Fair Isaac Corp.	8,750	135,275
FalconStor Software, Inc.*	6,270	29,783
GSE Systems, Inc.*	3,200	21,600
i2 Technologies, Inc.*	2,740	34,387
Informatica Corp.*	15,540	267,133
Interactive Intelligence, Inc.*	2,230	27,340
Jack Henry & Associates, Inc.	14,970	310,628
JDA Software Group, Inc.*	4,770	71,359
Kenexa Corp.*	4,060	46,974
Lawson Software, Inc.*	24,300	135,594
Logility, Inc.*	100	696
Manhattan Associates, Inc.*	4,170	75,977
Mentor Graphics Corp.*	17,210	94,139
MicroStrategy, Inc., Class A*	1,580	79,348
Monotype Imaging Holdings, Inc.*	4,240	28,874
MSC.Software Corp.*	8,100	53,946
Net 1 UEPS Technologies, Inc.*	6,700	91,053
NetScout Systems, Inc.*	4,180	39,208
NetSuite, Inc.*	3,140	37,083
OpenTV Corp., Class A*	15,160	20,011
Opnet Technologies, Inc.	2,290	20,976
Parametric Technology Corp.*	20,970	245,139
Pegasystems, Inc.	2,600	68,588
Pervasive Software, Inc.*	3,200	19,488
Phoenix Technologies Ltd.*	5,240	14,200
Progress Software Corp.*	7,270	153,906
PROS Holdings, Inc.*	3,660	29,719
QAD, Inc.	2,190	7,118
Quest Software, Inc.*	11,660	162,540
Radiant Systems, Inc.*	4,920	40,836
Renaissance Learning, Inc.	870	8,013
Rosetta Stone, Inc.*	1,100	30,184
Smith Micro Software, Inc.*	4,880	47,922
SolarWinds, Inc.*	2,100	34,629
Solera Holdings, Inc.*	12,360	313,944
Sourcefire, Inc.*	3,800	47,082
SPSS, Inc.*	3,320	110,788
SRS Labs, Inc.*	1,900	12,635

See Notes to Financial Statements. 162

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
SuccessFactors, Inc.*	6,840	$62,791
SumTotal Systems, Inc.*	6,000	28,860
Symyx Technologies, Inc.*	6,050	35,392
Synchronoss Technologies, Inc.*	3,590	44,049
Take-Two Interactive Software, Inc.*	14,590	138,167
Taleo Corp., Class A*	5,750	105,053
TeleCommunication Systems, Inc., Class A*	6,690	47,566
THQ, Inc.*	12,060	86,350
TIBCO Software, Inc.*	31,330	224,636
TiVo, Inc.*	18,840	197,443
Tyler Technologies, Inc.*	5,350	83,567
Ultimate Software Group, Inc.*	4,310	104,474
Unica Corp.*	2,420	13,262
VASCO Data Security International, Inc.*	4,730	34,576
Wind River Systems, Inc.*	12,350	141,531

		5,725,142

Total Information Technology		31,502,421

Materials (8.2%)
Chemicals (3.2%)
A. Schulman, Inc.	3,990	60,289
Airgas, Inc.	37,550	1,521,901
American Vanguard Corp.	3,260	36,838
Arch Chemicals, Inc.	4,540	111,639
Balchem Corp.	3,230	79,200
Cabot Corp.	84,500	1,063,010
Calgon Carbon Corp.*	9,750	135,427
China Green Agriculture, Inc.*	1,300	10,517
Ferro Corp.	7,420	20,405
GenTek, Inc.*	1,560	34,835
H.B. Fuller Co.	8,710	163,487
Hawkins, Inc.	1,600	36,128
ICO, Inc.*	4,820	13,110
Innophos Holdings, Inc.	3,220	54,386
Innospec, Inc.	4,230	45,472
Koppers Holdings, Inc.	3,660	96,514
Landec Corp.*	5,060	34,357
LSB Industries, Inc.*	3,040	49,157
Minerals Technologies, Inc.	3,320	119,586
NewMarket Corp.	1,750	117,827
NL Industries, Inc.	1,200	8,856
Olin Corp.	13,820	164,320
OM Group, Inc.*	5,510	159,900
Omnova Solutions, Inc.*	7,400	24,124
PolyOne Corp.*	16,490	44,688
Quaker Chemical Corp.	1,930	25,650
Rockwood Holdings, Inc.*	8,740	127,954
RPM International, Inc.	119,850	1,682,694
Sensient Technologies Corp.	8,840	199,519
ShengdaTech, Inc.*	5,070	19,114
Solutia, Inc.*	16,470	94,867
Spartech Corp.	5,430	49,902
Stepan Co.	1,230	54,317
W.R. Grace & Co.*	13,030	161,181
Westlake Chemical Corp.	110,080	2,244,531
Zep, Inc.	3,820	46,031
Zoltek Cos., Inc.*	4,940	48,017

		8,959,750

Construction Materials (0.1%)
Headwaters, Inc.*	7,270	24,427
Texas Industries, Inc.	4,200	131,712

	Number of Shares	Value (Note 1)
U.S. Concrete, Inc.*	5,930	$11,742
United States Lime & Minerals, Inc.*	320	13,574

		181,455

Containers & Packaging (0.6%)
AEP Industries, Inc.*	950	25,070
AptarGroup, Inc.	30,750	1,038,427
Boise, Inc.*	5,210	8,961
Bway Holding Co.*	1,320	23,140
Graphic Packaging Holding Co.*	18,990	34,752
Myers Industries, Inc.	5,590	46,509
Rock-Tenn Co., Class A	6,950	265,212
Silgan Holdings, Inc.	4,840	237,305

		1,679,376

Metals & Mining (3.8%)
A.M. Castle & Co.	2,850	34,428
Allied Nevada Gold Corp.*	7,830	63,110
AMCOL International Corp.	4,070	87,831
Brush Engineered Materials, Inc.*	3,640	60,970
Century Aluminum Co.*	8,500	52,955
China Precision Steel, Inc.*	6,410	15,897
Coeur d’Alene Mines Corp.*	12,163	149,605
General Moly, Inc.*	11,150	24,753
General Steel Holdings, Inc.*	2,410	9,568
Gerdau Ameristeel Corp.	186,450	1,271,589
Haynes International, Inc.*	2,120	50,244
Hecla Mining Co.*	37,950	101,706
Horsehead Holding Corp.*	6,170	45,966
Kaiser Aluminum Corp.	2,780	99,830
Olympic Steel, Inc.	1,600	39,152
Paramount Gold and Silver Corp.*	13,000	19,760
Reliance Steel & Aluminum Co.	107,700	4,134,603
RTI International Metals, Inc.*	4,140	73,154
Steel Dynamics, Inc.	254,050	3,742,156
Stillwater Mining Co.*	7,240	41,340
Sutor Technology Group Ltd.*	1,370	4,480
United States Steel Corp.	6,900	246,606
Universal Stainless & Alloy Products, Inc.*	1,180	19,199
US Gold Corp.*	14,200	37,488
Worthington Industries, Inc.	10,560	135,062

		10,561,452

Paper & Forest Products (0.5%)
Buckeye Technologies, Inc.*	6,910	31,026
Clearwater Paper Corp.*	1,876	47,444
Deltic Timber Corp.	1,940	68,812
Domtar Corp.*	7,600	126,008
Glatfelter	104,110	926,579
KapStone Paper and Packaging Corp.*	3,460	16,227
Louisiana-Pacific Corp.*	18,560	63,475
Neenah Paper, Inc.	2,640	23,259
Schweitzer-Mauduit International, Inc.	2,730	74,283
Wausau Paper Corp.	7,740	52,013

		1,429,126

Total Materials		22,811,159

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
AboveNet, Inc.*	1,100	89,078
Alaska Communications Systems Group, Inc.	7,940	58,121
Atlantic Tele-Network, Inc.	1,560	61,292
Cbeyond, Inc.*	4,170	59,840
Cincinnati Bell, Inc.*	38,760	110,078

See Notes to Financial Statements. 163

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Cogent Communications Group, Inc.*	7,900	$64,385
Consolidated Communications Holdings, Inc.	4,170	48,831
D&E Communications, Inc.	2,800	28,644
FairPoint Communications, Inc.	16,020	9,612
Fibernet Telecom Group, Inc.*	900	11,178
General Communication, Inc., Class A*	7,910	54,816
Global Crossing Ltd.*	5,160	47,369
HickoryTech Corp.	2,100	16,128
iBasis, Inc.*	4,870	6,380
inContact, Inc.*	5,700	15,618
Iowa Telecommunications Services, Inc.	5,850	73,183
Neutral Tandem, Inc.*	5,770	170,330
NTELOS Holdings Corp.	5,430	100,021
PAETEC Holding Corp.*	21,980	59,346
Premiere Global Services, Inc.*	10,840	117,506
Shenandoah Telecommunications Co.	4,190	85,015
SureWest Communications*	2,400	25,128

		1,311,899

Wireless Telecommunication Services (0.1%)
Centennial Communications Corp.*	15,050	125,818
iPCS, Inc.*	3,020	45,179
Syniverse Holdings, Inc.*	12,210	195,726
USA Mobility, Inc.	4,290	54,741
Virgin Mobile USA, Inc., Class A*	6,600	26,532

		447,996

Total Telecommunication Services		1,759,895

Utilities (3.5%)
Electric Utilities (1.3%)
Allete, Inc.	4,770	137,138
Central Vermont Public Service Corp.	2,010	36,381
Cleco Corp.	10,830	242,809
El Paso Electric Co.*	7,990	111,540
Empire District Electric Co.	6,060	100,111
IDACORP, Inc.	8,330	217,746
MGE Energy, Inc.	4,230	141,917
NV Energy, Inc.	187,000	2,017,730
Portland General Electric Co.	13,360	260,253
UIL Holdings Corp.	5,080	114,046
UniSource Energy Corp.	6,310	167,467
Unitil Corp.	1,800	37,116

		3,584,254

Gas Utilities (1.7%)
Atmos Energy Corp.	22,150	554,636
Chesapeake Utilities Corp.	1,180	38,385
Energen Corp.	58,500	2,334,150
Laclede Group, Inc.	4,050	134,176
New Jersey Resources Corp.	7,520	278,541
Nicor, Inc.	8,090	280,076
Northwest Natural Gas Co.	4,750	210,520
Piedmont Natural Gas Co., Inc.	13,270	319,940
South Jersey Industries, Inc.	5,430	189,453
Southwest Gas Corp.	8,100	179,901
WGL Holdings, Inc.	8,900	284,978

		4,804,756

Independent Power Producers & Energy Traders (0.0%)
U.S. Geothermal, Inc.*	11,130	15,804

Multi-Utilities (0.3%)
Avista Corp.	9,800	174,538

	Number of Shares	Value (Note 1)
Black Hills Corp.	6,970	$160,240
CH Energy Group, Inc.	2,920	136,364
Florida Public Utilities Co.	1,000	14,030
NorthWestern Corp.	6,410	145,892
PNM Resources, Inc.	15,790	169,111

		800,175

Water Utilities (0.2%)
American States Water Co.	3,249	112,545
Artesian Resources Corp., Class A	1,000	15,930
Cadiz, Inc.*	2,040	19,645
California Water Service Group	3,550	130,782
Connecticut Water Service, Inc.	1,470	31,884
Consolidated Water Co., Inc.	2,550	40,418
Middlesex Water Co.	2,400	34,680
Pennichuck Corp.	700	15,960
SJW Corp.	2,280	51,756
Southwest Water Co.	4,340	23,957
York Water Co.	1,900	29,127

		506,684

Total Utilities		9,711,673

Total Common Stocks (96.6%) (Cost $299,610,611)		269,693,972

	Number of Shares	Value (Note 1)
INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.0%)
Kayne Anderson Energy Development Co. (Cost $20,705)	1,780	23,603

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (3.7%)
JPMorgan Chase Nassau 0.000%, 7/1/09 (Amortized Cost $10,282,400)	$10,282,400	10,282,400

Total Investments (100.3%) (Cost/Amortized Cost $309,913,716)		279,999,975
Other Assets Less Liabilities (-0.3%)		(778,628)

Net Assets (100%)		$279,221,347

*	Non-income producing.

See Notes to Financial Statements. 164

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	75	September-09	$3,818,798	$3,804,000	$(14,798)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$46,399,770	$–	$–	$46,399,770
Consumer Staples	6,230,345	–	–	6,230,345
Energy	20,280,669	–	–	20,280,669
Financials	44,352,639	–	–	44,352,639
Health Care	27,476,539	–	–	27,476,539
Industrials	59,168,862	–	–	59,168,862
Information Technology	31,456,721	45,700	–	31,502,421
Materials	22,811,159	–	–	22,811,159
Telecommunication Services	1,759,895	–	–	1,759,895
Utilities	9,711,673	–	–	9,711,673
Investment Companies
Exchange Traded Funds (ETFs)	23,603	–	–	23,603
Short-Term Investments	–	10,282,400	–	10,282,400
Total Asset	$269,671,875	$10,328,100	$–	$279,999,975
Liability:
Futures	$(14,798)	$–	$–	$(14,798)
Total Liability	$(14,798)	$–	$–	$(14,798)
Total	$269,657,077	$10,328,100	$–	$279,985,177

See Notes to Financial Statements. 165

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(14,798	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(14,798)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	263,695	–	–	263,695
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$263,695	$–	$–	$263,695

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(14,798)	–	–	(14,798)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(14,798)	$–	$–	$(14,798)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$133,087,855
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$129,977,226

See Notes to Financial Statements. 166

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,587,545
Aggregate gross unrealized depreciation	(51,501,286)

Net unrealized depreciation	$(29,913,741)

Federal income tax cost of investments	$309,913,716

The Portfolio has a net capital loss carryforward of $22,248,489, which expires in the year 2016.

See Notes to Financial Statements. 167

EQ ADVISORS TRUST

EQ/AXA MUTUAL SHARES CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.4%)
Auto Components (0.3%)
Goodyear Tire & Rubber Co.*	126,833	$1,428,140
International Automotive Components Group North America LLC (ADR)(b)*†	1,598	4,422
International Automotive Components Group North America LLC(b)*†	92,290	3,455
Johnson Controls, Inc.	21,700	471,324

		1,907,341

Automobiles (0.3%)
Daimler AG	34,729	1,256,563
Ford Motor Co.*	118,000	716,260
Harley-Davidson, Inc.	8,500	137,785

		2,110,608

Distributors (0.0%)
Genuine Parts Co.	5,800	194,648

Diversified Consumer Services (0.3%)
Apollo Group, Inc., Class A*	3,900	277,368
DeVry, Inc.	2,300	115,092
H&R Block, Inc.	67,964	1,171,019
Hillenbrand, Inc.	35,568	591,852

		2,155,331

Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.	15,900	409,743
Darden Restaurants, Inc.	5,000	164,900
GHCP Harrah’s Investment LP(b)*†	173,925	—
International Game Technology	10,800	171,720
Marriott International, Inc., Class A	10,739	237,020
McDonald’s Corp.	40,200	2,311,098
Starbucks Corp.*	26,700	370,863
Starwood Hotels & Resorts Worldwide, Inc.	6,600	146,520
Wyndham Worldwide Corp.	6,400	77,568
Wynn Resorts Ltd.*	2,400	84,720
Yum! Brands, Inc.	16,800	560,112

		4,534,264

Household Durables (0.2%)
Black & Decker Corp.	2,200	63,052
Centex Corp.	4,600	38,916
D.R. Horton, Inc.	10,000	93,600
Fortune Brands, Inc.	5,500	191,070
Harman International Industries, Inc.	2,100	39,480
KB Home	2,700	36,936
Leggett & Platt, Inc.	5,700	86,811
Lennar Corp., Class A	5,100	49,419
Newell Rubbermaid, Inc.	10,100	105,141
Pulte Homes, Inc.	7,900	69,757
Snap-On, Inc.	2,100	60,354
Stanley Works	2,900	98,136
Whirlpool Corp.	2,700	114,912

		1,047,584

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	11,600	970,456
Expedia, Inc.*	7,600	114,836

		1,085,292

Leisure Equipment & Products (1.0%)
Eastman Kodak Co.	188,527	558,040

	Number of Shares	Value (Note 1)
Hasbro, Inc.	4,500	$109,080
Mattel, Inc.	345,446	5,544,408

		6,211,528

Media (3.9%)
CBS Corp., Class B	24,700	170,924
Comcast Corp., Class A	654,210	9,265,312
DIRECTV Group, Inc.*	19,300	476,903
Gannett Co., Inc.	8,400	29,988
Interpublic Group of Cos., Inc.*	17,200	86,860
McGraw-Hill Cos., Inc.	11,500	346,265
Meredith Corp.	1,300	33,215
New York Times Co., Class A	4,300	23,693
News Corp., Class A	702,374	6,398,627
Omnicom Group, Inc.	11,300	356,854
Scripps Networks Interactive, Inc., Class A	3,300	91,839
Time Warner Cable, Inc.	48,174	1,525,671
Time Warner, Inc.	43,500	1,095,765
Viacom, Inc., Class B*	22,000	499,400
Virgin Media, Inc.	224,441	2,098,523
Walt Disney Co.	67,600	1,577,108
Washington Post Co., Class B	200	70,436

		24,147,383

Multiline Retail (0.4%)
Big Lots, Inc.*	3,000	63,090
Family Dollar Stores, Inc.	5,100	144,330
J.C. Penney Co., Inc.	8,100	232,551
Kohl’s Corp.*	11,000	470,250
Macy’s, Inc.	15,100	177,576
Nordstrom, Inc.	5,800	115,362
Sears Holdings Corp.*	2,000	133,040
Target Corp.	27,500	1,085,425

		2,421,624

Specialty Retail (0.9%)
Abercrombie & Fitch Co., Class A	3,200	81,248
AutoNation, Inc.*	3,900	67,665
AutoZone, Inc.*	1,400	211,554
Bed Bath & Beyond, Inc.*	9,500	292,125
Best Buy Co., Inc.	12,300	411,927
GameStop Corp., Class A*	6,000	132,060
Gap, Inc.	17,000	278,800
Home Depot, Inc.	61,900	1,462,697
Limited Brands, Inc.	9,800	117,306
Lowe’s Cos., Inc.	53,600	1,040,376
Office Depot, Inc.*	10,000	45,600
O’Reilly Automotive, Inc.*	4,900	186,592
RadioShack Corp.	4,600	64,216
Sherwin-Williams Co.	3,600	193,500
Staples, Inc.	26,000	524,420
Tiffany & Co.	4,500	114,120
TJX Cos., Inc.	15,200	478,192

		5,702,398

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	11,700	314,496
NIKE, Inc., Class B	14,100	730,098
Polo Ralph Lauren Corp.	2,100	112,434
VF Corp.	3,200	177,120

		1,334,148

Total Consumer Discretionary		52,852,149

See Notes to Financial Statements. 168

EQ ADVISORS TRUST

EQ/AXA MUTUAL SHARES CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples (19.0%)
Beverages (3.7%)
Brown-Forman Corp., Class B	28,493	$1,224,629
Carlsberg A/S, Class B	24,205	1,555,848
Coca-Cola Co.	72,500	3,479,275
Coca-Cola Enterprises, Inc.	11,600	193,140
Constellation Brands, Inc., Class A*	7,100	90,028
Dr. Pepper Snapple Group, Inc.*	229,878	4,871,116
Lion Nathan Ltd.	66,693	623,968
Molson Coors Brewing Co., Class B	5,500	232,815
Pepsi Bottling Group, Inc.	91,850	3,108,204
PepsiAmericas, Inc.	25,900	694,379
PepsiCo, Inc.	56,900	3,127,224
Pernod-Ricard S.A.	61,848	3,904,604

		23,105,230

Food & Staples Retailing (4.4%)
Carrefour S.A.	79,585	3,404,441
Costco Wholesale Corp.	15,800	722,060
CVS Caremark Corp.	316,184	10,076,783
Kroger Co.	193,571	4,268,241
Safeway, Inc.	15,600	317,772
SUPERVALU, Inc.	112,327	1,454,635
Sysco Corp.	21,500	483,320
Walgreen Co.	36,000	1,058,400
Wal-Mart Stores, Inc.	122,048	5,912,005
Whole Foods Market, Inc.	5,100	96,798

		27,794,455

Food Products (3.8%)
Archer-Daniels-Midland Co.	23,500	629,095
Cadbury plc	328,073	2,802,523
Campbell Soup Co.	7,500	220,650
ConAgra Foods, Inc.	16,300	310,678
Danone S.A.	42,093	2,081,664
Dean Foods Co.*	6,400	122,816
General Mills, Inc.	52,973	2,967,547
H.J. Heinz Co.	11,500	410,550
Hershey Co.	6,100	219,600
Hormel Foods Corp.	2,600	89,804
J.M. Smucker Co.	4,300	209,238
Kellogg Co.	9,200	428,444
Kraft Foods, Inc., Class A	248,687	6,301,729
McCormick & Co., Inc. (Non-Voting)	4,800	156,144
Nestle S.A. (Registered)	165,770	6,256,351
Sara Lee Corp.	25,400	247,904
Tyson Foods, Inc., Class A	11,000	138,710

		23,593,447

Household Products (1.2%)
Clorox Co.	5,100	284,733
Colgate-Palmolive Co.	18,200	1,287,468
Kimberly-Clark Corp.	15,200	796,936
Procter & Gamble Co.	106,200	5,426,820

		7,795,957

Personal Products (0.1%)
Avon Products, Inc.	15,600	402,168
Estee Lauder Cos., Inc., Class A	4,200	137,214

		539,382

Tobacco (5.8%)
Altria Group, Inc.	374,282	6,134,482
British American Tobacco plc	313,191	8,652,028
Imperial Tobacco Group plc	264,721	6,885,197
Japan Tobacco, Inc.	792	2,468,629
KT&G Corp.	41,318	2,333,708

	Number of Shares	Value (Note 1)
Lorillard, Inc.	20,718	$1,404,059
Philip Morris International, Inc.	115,657	5,044,958
Reynolds American, Inc.	87,404	3,375,542

		36,298,603

Total Consumer Staples		119,127,074

Energy (9.0%)
Energy Equipment & Services (2.0%)
Baker Hughes, Inc.	38,094	1,388,145
BJ Services Co.	10,600	144,478
Cameron International Corp.*	7,900	223,570
Diamond Offshore Drilling, Inc.	2,500	207,625
ENSCO International, Inc.	5,200	181,324
Exterran Holdings, Inc.*	46,146	740,182
FMC Technologies, Inc.*	4,700	176,626
Halliburton Co.	32,700	676,890
Nabors Industries Ltd.*	10,300	160,474
National Oilwell Varco, Inc.*	15,200	496,432
Pride International, Inc.*	49,822	1,248,539
Rowan Cos., Inc.	4,100	79,212
Schlumberger Ltd.	43,600	2,359,196
Smith International, Inc.	8,000	206,000
Transocean Ltd.*	58,300	4,331,108

		12,619,801

Oil, Gas & Consumable Fuels (7.0%)
Anadarko Petroleum Corp.	17,900	812,481
Apache Corp.	12,200	880,230
BP plc	224,446	1,776,077
Cabot Oil & Gas Corp.	3,800	116,432
Chesapeake Energy Corp.	20,500	406,515
Chevron Corp.	73,000	4,836,250
ConocoPhillips	54,000	2,271,240
Consol Energy, Inc.	6,600	224,136
Denbury Resources, Inc.*	9,100	134,043
Devon Energy Corp.	16,200	882,900
El Paso Corp.	25,500	235,365
EOG Resources, Inc.	9,100	618,072
Exxon Mobil Corp.	177,700	12,423,006
Hess Corp.	10,400	559,000
Marathon Oil Corp.	174,797	5,266,634
Massey Energy Co.	3,100	60,574
Murphy Oil Corp.	7,000	380,240
Noble Energy, Inc.	21,662	1,277,408
Occidental Petroleum Corp.	29,500	1,941,395
Peabody Energy Corp.	9,700	292,552
Pioneer Natural Resources Co.	4,200	107,100
Range Resources Corp.	5,700	236,037
Royal Dutch Shell plc, Class A	151,979	3,795,027
Southwestern Energy Co.*	12,500	485,625
Spectra Energy Corp.	23,500	397,620
Sunoco, Inc.	4,300	99,760
Tesoro Corp.	5,100	64,923
Total S.A.	37,465	2,029,186
Valero Energy Corp.	20,200	341,178
Williams Cos., Inc.	21,100	329,371
XTO Energy, Inc.	21,000	800,940

		44,081,317

Total Energy		56,701,118

Financials (12.0%)
Capital Markets (1.6%)
Ameriprise Financial, Inc.	34,700	842,169
Bank of New York Mellon Corp.	43,500	1,274,985
CG Investor LLC I(b)*†	1,679,193	319,047

See Notes to Financial Statements. 169

EQ ADVISORS TRUST

EQ/AXA MUTUAL SHARES CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
CG Investor LLC II(b)*†	1,679,193	$319,047
CG Investor LLC III(b)*†	839,596	159,523
Charles Schwab Corp.	34,200	599,868
E*TRADE Financial Corp.*	45,900	58,752
Federated Investors, Inc., Class B	3,200	77,088
Franklin Resources, Inc.	5,500	396,055
Goldman Sachs Group, Inc.	18,340	2,704,049
Invesco Ltd.	14,800	263,736
Janus Capital Group, Inc.	5,700	64,980
Legg Mason, Inc.	5,200	126,776
Morgan Stanley	49,200	1,402,692
Northern Trust Corp.	8,700	467,016
State Street Corp.	17,800	840,160
T. Rowe Price Group, Inc.	9,300	387,531

		10,303,474

Commercial Banks (1.8%)
Barclays plc	406,772	1,894,635
BB&T Corp.	23,200	509,936
Comerica, Inc.	5,500	116,325
Fifth Third Bancorp	28,100	199,510
First Horizon National Corp.*	7,822	93,858
Guaranty Bancorp*	91,672	175,094
Huntington Bancshares, Inc./Ohio	22,000	91,960
Intesa Sanpaolo S.p.A.*	375,208	1,216,490
KeyCorp.	24,200	126,808
M&T Bank Corp.	2,800	142,604
Marshall & Ilsley Corp.	13,000	62,400
PNC Financial Services Group, Inc.	16,800	652,008
Regions Financial Corp.	43,000	173,720
SunTrust Banks, Inc.	16,500	271,425
U.S. Bancorp	69,300	1,241,856
Wells Fargo & Co.	169,600	4,114,495
Zions Bancorporation	4,200	48,552

		11,131,676

Consumer Finance (0.3%)
American Express Co.	42,900	996,996
Capital One Financial Corp.	16,400	358,832
Discover Financial Services	17,600	180,752
SLM Corp.*	17,000	174,590

		1,711,170

Diversified Financial Services (2.2%)
Bank of America Corp.	365,806	4,828,639
CIT Group, Inc.	14,100	30,315
Citigroup, Inc.	198,100	588,357
CME Group, Inc.	2,400	746,664
Deutsche Boerse AG	23,126	1,797,441
IntercontinentalExchange, Inc.*	2,600	297,024
JPMorgan Chase & Co.	142,100	4,847,031
Leucadia National Corp.*	6,600	139,194
Moody’s Corp.	6,900	181,815
NASDAQ OMX Group, Inc.*	5,000	106,550
NYSE Euronext	9,400	256,150

		13,819,180

Insurance (4.5%)
ACE Ltd.	62,904	2,782,244
Aflac, Inc.	17,000	528,530
Alleghany Corp.*	4,763	1,290,773
Allstate Corp.	19,400	473,360
American International Group, Inc.	104,300	120,988
Aon Corp.	10,000	378,700
Assurant, Inc.	4,300	103,587
Berkshire Hathaway, Inc., Class B*	3,406	9,862,857
Chubb Corp.	12,900	514,452

	Number of Shares	Value (Note 1)
Cincinnati Financial Corp.	5,900	$131,865
Conseco, Inc.*	84,998	201,445
Genworth Financial, Inc., Class A	17,300	120,927
Hartford Financial Services Group, Inc.	11,800	140,066
Lincoln National Corp.	11,200	192,752
Loews Corp.	13,100	358,940
Marsh & McLennan Cos., Inc.	18,800	378,444
MBIA, Inc.*	6,200	26,846
MetLife, Inc.	29,600	888,296
Old Republic International Corp.	166,698	1,641,975
Principal Financial Group, Inc.	11,300	212,892
Progressive Corp.*	24,700	373,217
Prudential Financial, Inc.	16,600	617,852
Torchmark Corp.	3,100	114,824
Travelers Cos., Inc.	57,911	2,376,667
Unum Group	12,000	190,320
White Mountains Insurance Group Ltd.	13,520	3,094,864
XL Capital Ltd., Class A	12,500	143,250
Zurich Financial Services AG	8,650	1,531,135

		28,792,068

Real Estate Investment Trusts (REITs) (1.3%)
Alexander’s, Inc. (REIT)	7,245	1,953,252
Apartment Investment & Management Co. (REIT), Class A	4,300	38,055
AvalonBay Communities, Inc. (REIT)	2,900	162,226
Boston Properties LP (REIT)	5,000	238,500
Equity Residential (REIT)	9,900	220,077
HCP, Inc. (REIT)	9,900	209,781
Health Care REIT, Inc. (REIT)	4,000	136,400
Host Hotels & Resorts, Inc. (REIT)	21,100	177,029
Kimco Realty Corp. (REIT)	11,200	112,560
Link REIT (REIT)	681,341	1,452,593
Plum Creek Timber Co., Inc. (REIT)	6,000	178,680
ProLogis (REIT)	15,400	124,124
Public Storage (REIT)	4,600	301,208
Simon Property Group, Inc. (REIT)	9,987	513,631
Ventas, Inc. (REIT)	35,292	1,053,819
Vornado Realty Trust (REIT)	22,656	1,020,210

		7,892,145

Real Estate Management & Development (0.2%)
CB Richard Ellis Group, Inc., Class A*	8,200	76,752
Forestar Group, Inc.*	31,404	373,080
St. Joe Co.*	30,594	810,435

		1,260,267

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	19,000	252,510
People’s United Financial, Inc.	12,700	191,008

		443,518

Total Financials		75,353,498

Health Care (8.7%)
Biotechnology (0.9%)
Amgen, Inc.*	36,900	1,953,486
Biogen Idec, Inc.*	10,800	487,620
Celgene Corp.*	16,800	803,712
Cephalon, Inc.*	2,500	141,625
Genzyme Corp.*	9,500	528,865

See Notes to Financial Statements. 170

EQ ADVISORS TRUST

EQ/AXA MUTUAL SHARES CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Gilead Sciences, Inc.*	33,000	$1,545,720

		5,461,028

Health Care Equipment & Supplies (1.0%)
Baxter International, Inc.	21,700	1,149,232
Becton, Dickinson & Co.	8,800	627,528
Boston Scientific Corp.*	54,900	556,686
C.R. Bard, Inc.	3,600	268,020
DENTSPLY International, Inc.	5,400	164,808
Hospira, Inc.*	5,800	223,416
Intuitive Surgical, Inc.*	1,400	229,124
Medtronic, Inc.	40,900	1,427,001
St. Jude Medical, Inc.*	12,700	521,970
Stryker Corp.	8,700	345,738
Varian Medical Systems, Inc.*	4,500	158,130
Zimmer Holdings, Inc.*	8,100	345,060

		6,016,713

Health Care Providers & Services (1.6%)
Aetna, Inc.	16,500	413,325
AmerisourceBergen Corp.	11,200	198,688
Cardinal Health, Inc.	13,200	403,260
CIGNA Corp.	9,900	238,491
Community Health Systems, Inc.*	57,135	1,442,659
Coventry Health Care, Inc.*	5,400	101,034
DaVita, Inc.*	3,800	187,948
Express Scripts, Inc.*	9,900	680,625
Humana, Inc.*	6,200	200,012
Laboratory Corp. of America Holdings*	4,000	271,160
McKesson Corp.	10,000	440,000
Medco Health Solutions, Inc.*	17,400	793,614
Patterson Cos., Inc.*	3,300	71,610
Quest Diagnostics, Inc.	5,600	316,008
Tenet Healthcare Corp.*	718,282	2,025,555
UnitedHealth Group, Inc.	43,700	1,091,626
WellPoint, Inc.*	17,900	910,931

		9,786,546

Health Care Technology (0.0%)
IMS Health, Inc.	6,600	83,820

Life Sciences Tools & Services (0.6%)
Life Technologies Corp.*	6,400	267,008
MDS, Inc.*	80,854	424,724
Millipore Corp.*	2,000	140,420
PerkinElmer, Inc.	4,200	73,080
Thermo Fisher Scientific, Inc.*	63,076	2,571,609
Waters Corp.*	3,500	180,145

		3,656,986

Pharmaceuticals (4.6%)
Abbott Laboratories, Inc.	56,300	2,648,352
Allergan, Inc.	11,300	537,654
Bristol-Myers Squibb Co.	72,200	1,466,382
Eli Lilly & Co.	37,000	1,281,680
Forest Laboratories, Inc.*	11,000	276,210
Johnson & Johnson	100,400	5,702,720
King Pharmaceuticals, Inc.*	9,000	86,670
Merck & Co., Inc.	77,200	2,158,512
Mylan, Inc.*	11,100	144,855
Novartis AG (Registered)	61,883	2,514,211
Pfizer, Inc.	246,700	3,700,500
Schering-Plough Corp.	59,600	1,497,152
Valeant Pharmaceuticals International*	42,293	1,087,776
Watson Pharmaceuticals, Inc.*	3,800	128,022

	Number of Shares	Value (Note 1)
Wyeth	136,598	$6,200,183

		29,430,879

Total Health Care		54,435,972

Industrials (8.6%)
Aerospace & Defense (1.8%)
Boeing Co.	26,500	1,126,250
GenCorp, Inc.*	39,912	76,232
General Dynamics Corp.	14,100	780,999
Goodrich Corp.	4,500	224,865
Honeywell International, Inc.	26,800	841,520
ITT Corp.	6,600	293,700
L-3 Communications Holdings, Inc.	4,300	298,334
Lockheed Martin Corp.	12,100	975,865
Northrop Grumman Corp.	11,900	543,592
Precision Castparts Corp.	5,100	372,453
Raytheon Co.	14,600	648,678
Rockwell Collins, Inc.	5,800	242,034
United Technologies Corp.	93,540	4,860,338

		11,284,860

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	6,200	323,330
Expeditors International of Washington, Inc.	7,700	256,718
FedEx Corp.	11,300	628,506
TNT N.V.	55,521	1,081,410
United Parcel Service, Inc., Class B	36,300	1,814,637

		4,104,601

Airlines (0.0%)
ACE Aviation Holdings, Inc., Class A*	24,725	112,662
Southwest Airlines Co.	27,000	181,710

		294,372

Building Products (0.2%)
Masco Corp.	13,100	125,498
Owens Corning, Inc.*	89,330	1,141,637

		1,267,135

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	4,100	105,288
Cintas Corp.	4,800	109,632
Iron Mountain, Inc.*	6,500	186,875
Pitney Bowes, Inc.	7,500	164,475
R.R. Donnelley & Sons Co.	7,500	87,150
Republic Services, Inc.	11,700	285,597
Stericycle, Inc.*	3,100	159,743
Waste Management, Inc.	17,900	504,064

		1,602,824

Construction & Engineering (0.1%)
Fluor Corp.	6,600	338,514
Jacobs Engineering Group, Inc.*	4,500	189,405
Quanta Services, Inc.*	7,400	171,162

		699,081

Electrical Equipment (0.2%)
Cooper Industries Ltd., Class A	6,100	189,405
Emerson Electric Co.	27,500	891,000
Rockwell Automation, Inc.	5,200	167,024

		1,247,429

Industrial Conglomerates (3.2%)
3M Co.	25,300	1,520,530
General Electric Co.	386,100	4,525,093
Keppel Corp., Ltd.	415,948	1,974,778
Koninklijke Philips Electronics N.V.	110,549	2,044,197
Orkla ASA	617,675	4,499,768

See Notes to Financial Statements. 171

EQ ADVISORS TRUST

EQ/AXA MUTUAL SHARES CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Siemens AG (Registered)	52,591	$3,640,898
Textron, Inc.	8,800	85,008
Tyco International Ltd.	100,606	2,613,744

		20,904,016

Machinery (1.1%)
Caterpillar, Inc.	21,900	723,576
Cummins, Inc.	7,300	257,033
Danaher Corp.	9,300	574,182
Deere & Co.	15,400	615,230
Dover Corp.	6,800	225,012
Eaton Corp.	6,000	267,660
Federal Signal Corp.	59,113	452,214
Flowserve Corp.	2,000	139,620
Illinois Tool Works, Inc.	14,000	522,760
Manitowoc Co., Inc.	4,800	25,248
PACCAR, Inc.	13,200	429,132
Pall Corp.	4,300	114,208
Parker Hannifin Corp.	28,249	1,213,577
SKF AB, Class B	113,449	1,402,299

		6,961,751

Marine (0.4%)
A. P. Moller - Maersk A/S, Class B	382	2,293,812

Professional Services (0.1%)
Dun & Bradstreet Corp.	2,000	162,420
Equifax, Inc.	4,600	120,060
Monster Worldwide, Inc.*	4,700	55,507
Robert Half International, Inc.	5,500	129,910

		467,897

Road & Rail (0.4%)
Burlington Northern Santa Fe Corp.	10,100	742,754
CSX Corp.	14,500	502,135
Norfolk Southern Corp.	13,300	501,011
Ryder System, Inc.	2,000	55,840
Union Pacific Corp.	18,300	952,698

		2,754,438

Trading Companies & Distributors (0.1%)
Fastenal Co.	4,700	155,899
W.W. Grainger, Inc.	2,300	188,324

		344,223

Total Industrials		54,226,439

Information Technology (12.9%)
Communications Equipment (1.8%)
Ciena Corp.*	3,300	34,155
Cisco Systems, Inc.*	210,000	3,914,400
Harris Corp.	4,900	138,964
JDS Uniphase Corp.*	7,800	44,616
Juniper Networks, Inc.*	19,100	450,760
Motorola, Inc.	583,291	3,867,219
QUALCOMM, Inc.	60,300	2,725,560
Tellabs, Inc.*	14,400	82,512

		11,258,186

Computers & Peripherals (3.6%)
Apple, Inc.*	32,500	4,628,975
Dell, Inc.*	437,408	6,005,611
EMC Corp.*	73,500	962,850
Hewlett-Packard Co.	86,900	3,358,685
International Business Machines Corp.	48,100	5,022,602
Lexmark International, Inc., Class A*	2,800	44,380
NetApp, Inc.*	12,100	238,612
QLogic Corp.*	4,400	55,792

	Number of Shares	Value (Note 1)
SanDisk Corp.*	8,200	$120,458
Sun Microsystems, Inc.*	233,171	2,149,837
Teradata Corp.*	6,300	147,609
Western Digital Corp.*	8,400	222,600

		22,958,011

Electronic Equipment, Instruments & Components (0.7%)
Agilent Technologies, Inc.*	12,900	261,999
Amphenol Corp., Class A	6,200	196,168
Corning, Inc.	56,600	908,996
FLIR Systems, Inc.*	5,500	124,080
Jabil Circuit, Inc.	7,700	57,134
Molex, Inc.	5,100	79,305
Tyco Electronics Ltd.*	138,705	2,578,526

		4,206,208

Internet Software & Services (0.9%)
Akamai Technologies, Inc.*	6,200	118,916
eBay, Inc.*	39,300	673,209
Google, Inc., Class A*	8,750	3,688,913
VeriSign, Inc.*	7,000	129,360
Yahoo!, Inc.*	50,800	795,528

		5,405,926

IT Services (0.5%)
Affiliated Computer Services, Inc., Class A*	3,600	159,912
Automatic Data Processing, Inc.	18,400	652,096
Cognizant Technology Solutions Corp., Class A*	10,700	285,690
Computer Sciences Corp.*	5,500	243,650
Convergys Corp.*	4,500	41,760
Fidelity National Information Services, Inc.	7,000	139,720
Fiserv, Inc.*	5,700	260,490
Mastercard, Inc., Class A	2,600	435,006
Paychex, Inc.	11,700	294,840
Total System Services, Inc.	7,200	96,408
Western Union Co.	25,800	423,120

		3,032,692

Office Electronics (0.0%)
Xerox Corp.	31,500	204,120

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc.*	20,400	78,948
Altera Corp.	10,700	174,196
Analog Devices, Inc.	10,600	262,668
Applied Materials, Inc.	48,200	528,754
Broadcom Corp., Class A*	15,500	384,245
Intel Corp.	203,400	3,366,269
KLA-Tencor Corp.	6,200	156,550
Linear Technology Corp.	8,100	189,135
LSI Corp.*	694,251	3,165,785
Maxim Integrated Products, Inc.	157,985	2,478,785
MEMC Electronic Materials, Inc.*	8,100	144,261
Microchip Technology, Inc.	6,600	148,830
Micron Technology, Inc.*	30,100	152,306
National Semiconductor Corp.	7,100	89,105
Novellus Systems, Inc.*	3,500	58,450
Nvidia Corp.*	19,600	221,284
Teradyne, Inc.*	6,300	43,218
Texas Instruments, Inc.	46,400	988,320
Xilinx, Inc.	10,000	204,600

		12,835,709

Software (3.4%)
Adobe Systems, Inc.*	19,100	540,530

See Notes to Financial Statements. 172

EQ ADVISORS TRUST

EQ/AXA MUTUAL SHARES CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Autodesk, Inc.*	8,300	$157,534
BMC Software, Inc.*	6,700	226,393
CA, Inc.	14,400	250,992
Citrix Systems, Inc.*	6,600	210,474
Compuware Corp.*	9,000	61,740
Electronic Arts, Inc.*	11,800	256,296
Intuit, Inc.*	11,700	329,472
McAfee, Inc.*	5,600	236,264
Microsoft Corp.	643,709	15,300,963
Novell, Inc.*	12,500	56,625
Oracle Corp.	138,000	2,955,960
Salesforce.com, Inc.*	3,900	148,863
Symantec Corp.*	30,000	466,800

		21,198,906

Total Information Technology		81,099,758

Materials (4.5%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.	7,600	490,884
CF Industries Holdings, Inc.	1,800	133,452
Dow Chemical Co.	38,700	624,618
E.I. du Pont de Nemours & Co.	32,900	842,898
Eastman Chemical Co.	2,600	98,540
Ecolab, Inc.	6,100	237,839
International Flavors & Fragrances, Inc.	2,900	94,888
Koninklijke DSM N.V.	57,315	1,795,795
Linde AG	44,156	3,630,279
Monsanto Co.	20,000	1,486,800
PPG Industries, Inc.	6,000	263,400
Praxair, Inc.	11,200	795,984
Sigma-Aldrich Corp.	4,500	223,020

		10,718,397

Construction Materials (0.0%)
Vulcan Materials Co.	4,400	189,640

Containers & Packaging (0.3%)
Ball Corp.	3,400	153,544
Bemis Co., Inc.	3,600	90,720
Owens-Illinois, Inc.*	6,100	170,861
Pactiv Corp.*	4,800	104,160
Sealed Air Corp.	5,800	107,010
Temple-Inland, Inc.	81,092	1,063,927

		1,690,222

Metals & Mining (0.8%)
AK Steel Holding Corp.	4,000	76,760
Alcoa, Inc.	34,700	358,451
Allegheny Technologies, Inc.	3,600	125,748
Anglo American plc	72,726	2,122,198
Freeport-McMoRan Copper & Gold, Inc.	15,100	756,661
Newmont Mining Corp.	17,800	727,486
Nucor Corp.	11,400	506,502
Titanium Metals Corp.	3,100	28,489
United States Steel Corp.	5,100	182,274

		4,884,569

Paper & Forest Products (1.7%)
Domtar Corp.*	23,168	384,125
International Paper Co.	276,046	4,176,576
MeadWestvaco Corp.	47,411	778,015
Weyerhaeuser Co.	177,620	5,404,977

		10,743,693

Total Materials		28,226,521

	Number of Shares	Value (Note 1)

Telecommunication Services (3.3%)
Diversified Telecommunication Services (3.1%)
AT&T, Inc.	215,200	$5,345,568
CenturyTel, Inc.	3,700	113,590
Embarq Corp.	5,200	218,712
Frontier Communications Corp.	11,400	81,396
Koninklijke (Royal) KPN N.V.	327,055	4,505,447
Qwest Communications International, Inc.	732,401	3,039,464
Telefonica S.A.	129,948	2,946,571
Verizon Communications, Inc.	103,500	3,180,555
Windstream Corp.	16,100	134,596

		19,565,899

Wireless Telecommunication Services (0.2%)
American Tower Corp., Class A*	14,500	457,185
MetroPCS Communications, Inc.*	9,600	127,776
Sprint Nextel Corp.*	104,000	500,240

		1,085,201

Total Telecommunication Services		20,651,100

Utilities (4.2%)
Electric Utilities (2.5%)
Allegheny Energy, Inc.	6,200	159,030
American Electric Power Co., Inc.	17,100	494,019
Duke Energy Corp.	46,900	684,271
E.ON AG	133,293	4,731,151
Edison International	11,900	374,374
Entergy Corp.	28,499	2,209,242
Exelon Corp.	71,654	3,669,401
FirstEnergy Corp.	11,100	430,125
FPL Group, Inc.	15,000	852,900
Northeast Utilities	6,300	140,553
Pepco Holdings, Inc.	8,000	107,520
Pinnacle West Capital Corp.	3,700	111,555
PPL Corp.	13,700	451,552
Progress Energy, Inc.	10,100	382,083
Southern Co.	28,500	888,060

		15,685,836

Gas Utilities (0.1%)
EQT Corp.	4,800	167,568
Nicor, Inc.	1,600	55,392
Questar Corp.	6,300	195,678

		418,638

Independent Power Producers & Energy Traders (0.7%)
AES Corp.*	24,400	283,284
Constellation Energy Group, Inc.	121,219	3,222,001
Dynegy, Inc., Class A*	18,400	41,768
NRG Energy, Inc.*	29,408	763,432

		4,310,485

Multi-Utilities (0.9%)
Ameren Corp.	7,800	194,142
CenterPoint Energy, Inc.	12,700	140,716
CMS Energy Corp.	8,300	100,264
Consolidated Edison, Inc.	10,000	374,200
Dominion Resources, Inc.	21,300	711,846
DTE Energy Co.	6,000	192,000
GDF Suez S.A.	44,817	1,674,262
Integrys Energy Group, Inc.	2,800	83,972
NiSource, Inc.	10,000	116,600
PG&E Corp.	13,400	515,096
Public Service Enterprise Group, Inc.	18,500	603,655
SCANA Corp.	4,400	142,868

See Notes to Financial Statements. 173

EQ ADVISORS TRUST

EQ/AXA MUTUAL SHARES CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Sempra Energy	8,900	$441,707
TECO Energy, Inc.	7,800	93,054
Wisconsin Energy Corp.	4,300	175,053
Xcel Energy, Inc.	16,600	305,606

		5,865,041

Total Utilities		26,280,000

Total Common Stocks (90.6%) (Cost $639,227,635)		568,953,629

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (2.6%)
Consumer Discretionary (0.5%)
Auto Components (0.0%)
International Automotive Components Group North America LLC
Term Loan
9.000%, 12/31/49(b)†	$44,584	26,514

		26,514

Hotels, Restaurants & Leisure (0.0%)
Trump Entertainment Resorts, Inc.
8.500%, 6/1/15(h)	510,000	63,113

Media (0.5%)
Charter Communications Operating LLC
Term Loan
6.250%, 3/6/14(h)(l)	2,312,067	2,082,305
7.250%, 3/6/14	770,310	754,903

		2,837,208

Total Consumer Discretionary		2,926,835

Financials (0.5%)
Capital Markets (0.1%)
CG Investor LLC I
12.000%, 7/31/12(b)†	1,473,800	280,022
CG Investor LLC II
12.000%, 7/31/12(b)†	1,473,800	280,022
CG Investor LLC III
12.000%, 7/31/12(b)†	736,900	140,011

		700,055

Consumer Finance (0.2%)
American General Finance Corp.
5.850%, 6/1/13	116,000	66,542
6.900%, 12/15/17	1,624,000	879,367

		945,909

	Principal Amount	Value (Note 1)
Diversified Financial Services (0.0%)
Tropicana Entertainment LLC
9.625%, 12/15/14(h)	$2,014,000	$17,623

Real Estate Management & Development (0.2%)
Realogy Corp.
Term Loan
0.000%, 12/15/13(l)	254,142	160,427
3.427%, 12/15/13(l)	1,040,903	657,070
4.177%, 12/15/13(l)	573,044	412,592
4.721%, 12/15/13(l)	64,008	40,405
4.725%, 12/15/13(l)	11,430	7,215
4.755%, 12/15/13(l)	9,144	5,772
5.710%, 12/15/13(l)	130,607	94,037
5.790%, 12/15/13(l)	22,860	14,430

		1,391,948

Total Financials		3,055,535

Industrials (0.0%)
Airlines (0.0%)
Northwest Airlines, Inc., Trade Claim Escrows
0.000%, 12/31/49(b)†	1,510,000	951

Total Industrials		951

Information Technology (0.3%)
IT Services (0.3%)
First Data Corp.
Term Loan
3.065%, 9/24/14(l)	2,145,211	1,604,167

Total Information Technology		1,604,167

Materials (0.3%)
Paper & Forest Products (0.3%)
Pontus I LLC
Term Loan
0.000%, 7/28/09(b)(l)§†	1,580,366	1,492,119
Pontus II Trust
Term Loan
0.000%, 6/25/09(b)(l)§†	291,812	501,111

Total Materials		1,993,230

Utilities (1.0%)
Electric Utilities (1.0%)
Boston Generating LLC
1.095%, 12/20/13(l)	124,292	89,611
2.828%, 12/20/13(l)	34,762	25,062
Term Loan
2.569%, 12/20/13(l)	549,042	395,844
Calpine Corp.
Term Loan
4.095%, 3/29/14	4,459,085	3,937,622
Texas Competitive Electric Holdings Co. LLC
Term Loan
3.541%, 10/10/14(l)	1,567,089	1,116,747
3.821%, 10/10/14(l)	1,649,724	1,174,177

Total Utilities		6,739,063

Total Corporate Bonds		16,319,781

Total Long-Term Debt Securities (2.6%) (Cost $20,951,889)		16,319,781

See Notes to Financial Statements. 174

EQ ADVISORS TRUST

EQ/AXA MUTUAL SHARES CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (5.0%)
Federal Home Loan Bank
0.00%, 7/1/09 (o)(p)	$7,700,000	$7,700,000
U.S. Treasury Bills
0.02%, 7/2/09 (p)	3,000,000	2,999,997
0.14%, 8/6/09 (p)	4,000,000	3,999,420
0.15%, 8/20/09 (p)	2,000,000	1,999,564
0.19%, 10/1/09 (p)	3,000,000	2,998,542
0.18%, 10/8/09 (p)	3,000,000	2,998,473
0.19%, 10/15/09 (p)	3,000,000	2,998,323
0.19%, 10/29/09 (p)	3,000,000	2,998,101
0.33%, 12/17/09 (p)	3,000,000	2,995,353

Total Government Securities		31,687,773

Time Deposit (1.7%)
JPMorgan Chase Nassau
0.000%, 7/1/09	10,390,598	10,390,598

Total Short-Term Investments (6.7%) (Cost/Amortized Cost $42,071,579)		42,078,371

	Number of Contracts	Value (Note 1)
OPTION PURCHASED:
Put Option Purchased (0.1%)
S&P 500 Index
December 2009 @ $775.00*	182	473,200

Total Options Purchased (0.1%) (Cost $1,074,346)		473,200

Total Investments Before Options Written (100.0%) (Cost/Amortized Cost $703,325,449)		627,824,981

	Number of Contracts	Value (Note 1)
OPTION WRITTEN:
Call Option Written (0.0%)
Microsoft Corp. July 2009 @ $22.00*	(310)	(61,070)

Total Options Written (0.0%) (Premiums Received $23,645)		(61,070)

Total Investments after Options Written (100.0%) (Cost/Amortized Cost $703,301,804)		627,763,911
Other Assets Less Liabilities (0.0%)		(209,064)

Net Assets (100%)		$627,554,847

*	Non-income producing.
†	Securities (totaling $3,526,244 or 0.6% of net assets) at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2009, the market value of these securities amounted to $1,993,230 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2009.
(p)	Yield to maturity.

Glossary:
ADR	— American Depositary Receipt

See Notes to Financial Statements. 175

EQ ADVISORS TRUST

EQ/AXA MUTUAL SHARES CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 Index	52	September-09	$12,176,178	$11,901,500	$(274,678)

At June 30, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 9/17/09	3	2	$2,163	$2,149	$14
British Pound vs. U.S. Dollar, expiring 7/13/09	350	513	575,821	512,614	63,207
British Pound vs. U.S. Dollar, expiring 7/13/09	64	105	105,304	105,428	(124)
British Pound vs. U.S. Dollar, expiring 7/13/09	11,800	17,364	19,413,361	17,364,290	2,049,071
British Pound vs. U.S. Dollar, expiring 7/13/09	1,100	1,561	1,809,720	1,561,098	248,622
British Pound vs. U.S. Dollar, expiring 7/13/09	1,300	1,828	2,138,760	1,828,177	310,583
Canadian Dollar vs. U.S. Dollar, expiring 8/31/09	45	41	38,873	41,158	(2,285)
Canadian Dollar vs. U.S. Dollar, expiring 8/31/09	68	60	58,052	60,229	(2,177)
Canadian Dollar vs. U.S. Dollar, expiring 8/31/09	68	60	58,052	59,769	(1,717)
Canadian Dollar vs. U.S. Dollar, expiring 8/31/09	82	74	70,522	73,721	(3,199)
Canadian Dollar vs. U.S. Dollar, expiring 8/31/09	63	49	54,526	49,069	5,457
Canadian Dollar vs. U.S. Dollar, expiring 8/31/09	70	57	60,030	57,084	2,946
Canadian Dollar vs. U.S. Dollar, expiring 8/31/09	97	79	83,337	79,209	4,128
Danish Krone vs. U.S. Dollar, expiring 10/23/09	653	113	122,811	113,011	9,800
Danish Krone vs. U.S. Dollar, expiring 10/23/09	700	131	131,650	131,161	489
Danish Krone vs. U.S. Dollar, expiring 10/23/09	500	84	94,036	84,164	9,872
Danish Krone vs. U.S. Dollar, expiring 10/23/09	4,500	809	846,321	809,498	36,823
Japanese Yen vs. U.S. Dollar, expiring 10/20/09	11,000	112	114,344	111,979	2,365
Korean Won vs. U.S. Dollar, expiring 7/8/09	150,000	117	117,789	117,463	326
Korean Won vs. U.S. Dollar, expiring 7/8/09	200,000	158	157,051	158,103	(1,052)
Norwegian Krone vs. U.S. Dollar, expiring 8/19/09	1,200	188	186,384	188,268	(1,884)
Norwegian Krone vs. U.S. Dollar, expiring 8/19/09	1,900	294	295,107	294,172	935
Singapore Dollar vs. U.S. Dollar, expiring 9/24/09	825	551	569,327	550,540	18,787
Swedish Krona vs. U.S. Dollar, expiring 9/16/09	620	79	80,355	78,910	1,445
Swedish Krona vs. U.S. Dollar, expiring 9/16/09	500	63	64,803	63,382	1,421
Swedish Krona vs. U.S. Dollar, expiring 9/16/09	7,600	948	985,005	947,681	37,324
Swiss Franc vs. U.S. Dollar, expiring 8/10/09	5,200	4,603	4,788,081	4,603,399	184,682
Swiss Franc vs. U.S. Dollar, expiring 8/10/09	166	142	152,390	142,197	10,193
Swiss Franc vs. U.S. Dollar, expiring 8/10/09	600	520	552,470	520,336	32,134
Swiss Franc vs. U.S. Dollar, expiring 8/10/09	600	515	552,471	515,092	37,379
Swiss Franc vs. U.S. Dollar, expiring 8/10/09	700	599	644,549	598,956	45,593

					$3,101,158

Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 9/17/09	103	132	$103,299	$105,596	$(2,297)
Australian Dollar vs. U.S. Dollar, expiring 9/17/09	72	90	71,515	71,741	(226)
Australian Dollar vs. U.S. Dollar, expiring 9/17/09	43	54	43,399	43,264	135
Australian Dollar vs. U.S. Dollar, expiring 9/17/09	49	62	49,262	49,593	(331)
Australian Dollar vs. U.S. Dollar, expiring 9/17/09	107	135	106,645	108,456	(1,811)
Australian Dollar vs. U.S. Dollar, expiring 9/17/09	16	20	15,882	15,943	(61)
Australian Dollar vs. U.S. Dollar, expiring 9/17/09	120	156	120,233	124,904	(4,671)
Australian Dollar vs. U.S. Dollar, expiring 9/17/09	19	23	18,564	18,427	137
Australian Dollar vs. U.S. Dollar, expiring 9/17/09	18	22	17,639	17,386	253
British Pound vs. U.S. Dollar, expiring 7/13/09	1,808	1,214	1,807,531	1,997,273	(189,742)
British Pound vs. U.S. Dollar, expiring 7/13/09	150	106	149,664	174,351	(24,687)
British Pound vs. U.S. Dollar, expiring 7/13/09	1,528	1,100	1,528,032	1,809,720	(281,688)
British Pound vs. U.S. Dollar, expiring 7/13/09	839	570	838,778	937,764	(98,986)
British Pound vs. U.S. Dollar, expiring 7/13/09	578	350	578,281	576,462	1,819
British Pound vs. U.S. Dollar, expiring 7/13/09	406	260	405,709	427,752	(22,043)
British Pound vs. U.S. Dollar, expiring 7/13/09	605	400	605,256	658,080	(52,824)

See Notes to Financial Statements. 176

EQ ADVISORS TRUST

EQ/AXA MUTUAL SHARES CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 7/13/09	860	600	$860,175	$987,120	$(126,945)
British Pound vs. U.S. Dollar, expiring 7/13/09	189	136	188,517	223,187	(34,670)
British Pound vs. U.S. Dollar, expiring 7/13/09	158	114	158,446	186,730	(28,284)
British Pound vs. U.S. Dollar, expiring 7/13/09	31,608	20,808	31,607,956	34,233,974	(2,626,018)
British Pound vs. U.S. Dollar, expiring 7/13/09	170	121	169,819	198,630	(28,811)
British Pound vs. U.S. Dollar, expiring 7/13/09	300	209	300,293	344,532	(44,239)
British Pound vs. U.S. Dollar, expiring 7/13/09	348	244	348,129	400,886	(52,757)
British Pound vs. U.S. Dollar, expiring 7/13/09	168	118	168,074	194,597	(26,523)
British Pound vs. U.S. Dollar, expiring 8/12/09	1,763	1,083	1,763,454	1,782,264	(18,810)
Canadian Dollar vs. U.S. Dollar, expiring 8/31/09	59	73	58,656	63,040	(4,384)
Canadian Dollar vs. U.S. Dollar, expiring 8/31/09	443	549	443,172	472,539	(29,367)
Danish Krone vs. U.S. Dollar, expiring 10/23/09	60	340	60,344	63,944	(3,600)
Danish Krone vs. U.S. Dollar, expiring 10/23/09	14	80	14,320	15,121	(801)
Danish Krone vs. U.S. Dollar, expiring 10/23/09	111	634	110,596	119,196	(8,600)
Danish Krone vs. U.S. Dollar, expiring 10/23/09	122	650	121,722	122,246	(524)
Danish Krone vs. U.S. Dollar, expiring 10/23/09	217	1,200	216,696	225,686	(8,990)
Danish Krone vs. U.S. Dollar, expiring 10/23/09	89	500	89,232	94,036	(4,804)
Danish Krone vs. U.S. Dollar, expiring 10/23/09	31	179	31,466	33,665	(2,199)
Danish Krone vs. U.S. Dollar, expiring 10/23/09	102	600	102,300	112,843	(10,543)
Danish Krone vs. U.S. Dollar, expiring 10/23/09	121	688	120,599	129,393	(8,794)
Danish Krone vs. U.S. Dollar, expiring 10/23/09	1,121	6,529	1,120,684	1,227,938	(107,254)
Danish Krone vs. U.S. Dollar, expiring 10/23/09	83	480	83,332	90,274	(6,942)
Danish Krone vs. U.S. Dollar, expiring 10/23/09	137	800	136,775	150,457	(13,682)
Danish Krone vs. U.S. Dollar, expiring 10/23/09	140	831	140,447	156,338	(15,891)
European Union vs. U.S. Dollar, expiring 8/13/09	375	268	374,729	376,104	(1,375)
European Union vs. U.S. Dollar, expiring 8/13/09	1,000	700	1,000,188	981,995	18,193
European Union vs. U.S. Dollar, expiring 8/13/09	546	390	545,741	547,075	(1,334)
European Union vs. U.S. Dollar, expiring 8/13/09	528	379	528,173	531,698	(3,525)
European Union vs. U.S. Dollar, expiring 8/13/09	189	136	188,678	190,340	(1,662)
European Union vs. U.S. Dollar, expiring 8/13/09	135	100	135,403	139,679	(4,276)
European Union vs. U.S. Dollar, expiring 8/13/09	30,790	22,590	30,789,994	31,690,199	(900,205)
European Union vs. U.S. Dollar, expiring 8/13/09	171	123	171,291	172,199	(908)
European Union vs. U.S. Dollar, expiring 8/13/09	1,515	1,100	1,515,470	1,543,135	(27,665)
Japanese Yen vs. U.S. Dollar, expiring 10/20/09	168	16,500	168,244	171,516	(3,272)
Japanese Yen vs. U.S. Dollar, expiring 10/20/09	103	9,958	103,188	103,512	(324)
Japanese Yen vs. U.S. Dollar, expiring 10/20/09	114	10,900	114,491	113,304	1,187
Japanese Yen vs. U.S. Dollar, expiring 10/20/09	1,402	138,541	1,402,241	1,440,123	(37,882)
Japanese Yen vs. U.S. Dollar, expiring 10/20/09	69	6,500	68,581	67,567	1,014
Korean Won vs. U.S. Dollar, expiring 7/8/09	120	159,274	120,000	125,071	(5,071)
Korean Won vs. U.S. Dollar, expiring 7/8/09	80	106,000	80,000	83,237	(3,237)
Korean Won vs. U.S. Dollar, expiring 7/8/09	60	80,820	60,000	63,464	(3,464)
Korean Won vs. U.S. Dollar, expiring 7/8/09	200	260,000	200,000	204,167	(4,167)
Korean Won vs. U.S. Dollar, expiring 7/8/09	200	263,500	200,000	206,915	(6,915)
Korean Won vs. U.S. Dollar, expiring 7/8/09	64	85,120	64,000	66,841	(2,841)
Korean Won vs. U.S. Dollar, expiring 7/8/09	200	265,000	200,000	208,093	(8,093)
Korean Won vs. U.S. Dollar, expiring 7/8/09	200	269,900	200,000	211,941	(11,941)
Korean Won vs. U.S. Dollar, expiring 7/8/09	40	52,440	40,000	41,179	(1,179)
Korean Won vs. U.S. Dollar, expiring 7/8/09	428	568,660	428,000	446,544	(18,544)
Norwegian Krone vs. U.S. Dollar, expiring 8/19/09	249	1,600	249,332	248,512	820
Norwegian Krone vs. U.S. Dollar, expiring 8/19/09	97	618	97,352	96,047	1,305
Norwegian Krone vs. U.S. Dollar, expiring 8/19/09	3,539	23,000	3,539,006	3,572,355	(33,349)
Norwegian Krone vs. U.S. Dollar, expiring 8/19/09	574	3,700	573,616	574,683	(1,067)
Singapore Dollar vs. U.S. Dollar, expiring 9/24/09	62	92	62,477	63,489	(1,012)
Singapore Dollar vs. U.S. Dollar, expiring 9/24/09	81	120	81,463	82,811	(1,348)
Singapore Dollar vs. U.S. Dollar, expiring 9/24/09	41	59	40,528	40,923	(395)
Singapore Dollar vs. U.S. Dollar, expiring 9/24/09	1,019	1,546	1,019,152	1,066,639	(47,487)
Singapore Dollar vs. U.S. Dollar, expiring 9/24/09	125	190	125,256	131,118	(5,862)
Singapore Dollar vs. U.S. Dollar, expiring 9/24/09	117	177	116,950	122,008	(5,058)
Swedish Krona vs. U.S. Dollar, expiring 9/16/09	102	780	101,638	101,093	545
Swedish Krona vs. U.S. Dollar, expiring 9/16/09	85	657	84,654	85,151	(497)

See Notes to Financial Statements. 177

EQ ADVISORS TRUST

EQ/AXA MUTUAL SHARES CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Local	Local	U.S. $	U.S. $
	Contract Buy	Contract Sell	Current	Current	Unrealized
	Amount	Amount	Buy	Sell	Appreciation/
	(000’s)	(000’s)	Value	Value	(Depreciation)
Foreign Currency Sell Contracts
Swedish Krona vs. U.S. Dollar, expiring 9/16/09	55	425	$55,002	$55,101	$(99)
Swedish Krona vs. U.S. Dollar, expiring 9/16/09	52	400	51,998	51,842	156
Swedish Krona vs. U.S. Dollar, expiring 9/16/09	48	400	47,682	51,842	(4,160)
Swedish Krona vs. U.S. Dollar, expiring 9/16/09	14	116	13,962	15,034	(1,072)
Swedish Krona vs. U.S. Dollar, expiring 9/16/09	1,648	14,290	1,648,354	1,852,034	(203,680)
Swedish Krona vs. U.S. Dollar, expiring 9/16/09	109	902	109,166	116,904	(7,738)
Swedish Krona vs. U.S. Dollar, expiring 9/16/09	55	450	55,276	58,323	(3,047)
Swiss Franc vs. U.S. Dollar, expiring 8/10/09	113	127	112,591	117,032	(4,441)
Swiss Franc vs. U.S. Dollar, expiring 8/10/09	472	536	471,743	493,449	(21,706)
Swiss Franc vs. U.S. Dollar, expiring 8/10/09	103	117	102,879	107,456	(4,577)
Swiss Franc vs. U.S. Dollar, expiring 8/10/09	290	313	290,350	288,182	2,168
Swiss Franc vs. U.S. Dollar, expiring 8/10/09	97	110	97,030	101,010	(3,980)
Swiss Franc vs. U.S. Dollar, expiring 8/10/09	261	300	260,710	276,235	(15,525)
Swiss Franc vs. U.S. Dollar, expiring 8/10/09	9,866	11,445	9,866,022	10,538,002	(671,980)
Swiss Franc vs. U.S. Dollar, expiring 8/10/09	148	175	148,237	161,590	(13,353)
Swiss Franc vs. U.S. Dollar, expiring 8/10/09	279	330	279,289	303,859	(24,570)
Swiss Franc vs. U.S. Dollar, expiring 8/10/09	153	181	153,352	166,416	(13,064)

					$(6,002,014)

					$(2,900,856)

Options Written:

Options written through the period ended June 30, 2009 were as follows:

	Total	Total
	Number of	Premiums
	Contracts	Received
Options Outstanding - January 1, 2009	305	$49,215
Options Written	310	23,645
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	(305)	(49,215)
Options Exercised	—	—

Options Outstanding - June 30, 2009	310	$(23,645)

See Notes to Financial Statements. 178

EQ ADVISORS TRUST

EQ/AXA MUTUAL SHARES CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$51,587,709	$1,256,563	$7,877	$52,852,149
Consumer Staples	78,158,113	40,968,961	–	119,127,074
Energy	49,100,828	7,600,290	–	56,701,118
Financials	66,663,587	7,892,294	797,617	75,353,498
Health Care	51,921,761	2,514,211	–	54,435,972
Industrials	37,289,277	16,937,162	–	54,226,439
Information Technology	81,099,758	–	–	81,099,758
Materials	20,678,249	7,548,272	–	28,226,521
Telecommunication Services	13,199,082	7,452,018	–	20,651,100
Utilities	19,874,587	6,405,413	–	26,280,000
Corporate Bonds
Consumer Discretionary	–	2,900,321	26,514	2,926,835
Financials	–	2,355,480	700,055	3,055,535
Industrials	–	–	951	951
Information Technology	–	1,604,167	–	1,604,167
Materials	–	–	1,993,230	1,993,230
Utilities	–	6,739,063	–	6,739,063
Forward Currency Contracts	–	3,141,328	–	3,141,328
Options Purchased
Put Options Purchased	473,200	–	–	473,200
Short-Term Investments	–	42,078,371	–	42,078,371
Total Asset	$470,046,151	$157,393,914	$3,526,244	$630,966,309
Liability:
Forward Currency Contracts	$–	$(6,042,184)	$–	$(6,042,184)
Futures	(274,678)	–	–	(274,678)
Options Written
Call Options Written	(61,070)	–	–	(61,070)
Total Liability	$(335,748)	$(6,042,184)	$–	$(6,377,932)
Total	$469,710,403	$151,351,730	$3,526,244	$624,588,377

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stock- Consumer Discretionary	Other Investments*
Balance as of 12/31/08	$91,860	$—
Total gains or losses (realized/unrealized) included in earnings	(83,983)	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$7,877	$—

See Notes to Financial Statements. 179

EQ ADVISORS TRUST

EQ/AXA MUTUAL SHARES CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Investments in Common Stock-Financials	Other Investments*
Balance as of 12/31/08	$839,597	$—
Total gains or losses (realized/unrealized) included in earnings	(27,602)	—
Purchases, sales, issuances, and settlements (net)	(14,378)	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$797,617	$—

	Investments in Corporate Bonds-Consumer Discretionary	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	(18,071)	—
Purchases, sales, issuances, and settlements (net)	44,585	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$26,514	$—

	Investments in Corporate Bonds-Financials	Other Investments*
Balance as of 12/31/08	$736,900	$—
Total gains or losses (realized/unrealized) included in earnings	(36,845)	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$700,055	$—

	Investments in Corporate Bonds-Materials	Other Investments*
Balance as of 12/31/08	$347,099	$—
Total gains or losses (realized/unrealized) included in earnings	640,563	—
Purchases, sales, issuances, and settlements (net)	1,005,568	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$1,993,230	$—

	Investments in Corporate Bonds-Industrials	Other Investments*
Balance as of 12/31/08	$951	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$951	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$(1,870,338)	$—

*Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements. 180

EQ ADVISORS TRUST

EQ/AXA MUTUAL SHARES CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2009

	Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	3,141,328
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$3,141,328

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	(6,042,184)
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(312,103	)*
Commodity contracts	Payables	–
Other contracts	Payables	–
Total		$(6,354,287)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$28,220	$–	$–	$–	$28,220
Foreign exchange contracts	–	–	2,496,226	–	2,496,226
Credit contracts	–	–	–	–	–
Equity contracts	19,756	468,112	–	–	487,868
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$47,976	$468,112	$2,496,226	$–	$3,012,314

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$(22,020)	$–	$–	$–	$(22,020)
Foreign exchange contracts	–	–	(3,103,333)	–	(3,103,333)
Credit contracts	–	–	–	–	–
Equity contracts	(651,953)	(274,678)	–	–	(926,631)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$(673,973)	$(274,678)	$(3,103,333)	$–	$(4,051,984)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$428,439,635
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$339,259,146

See Notes to Financial Statements. 181

EQ ADVISORS TRUST

EQ/AXA MUTUAL SHARES CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,059,302
Aggregate gross unrealized depreciation	(102,559,770)

Net unrealized depreciation	$(75,500,468)

Federal income tax cost of investments	$703,325,449

For the six months ended June 30, 2009, the Portfolio incurred approximately $4,205 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $59,267,368 which expires in the year 2016.

See Notes to Financial Statements. 182

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS (A):
Automobiles & Components (0.2%)
Exide Technologies, Inc.*	55,200	$205,896

		205,896

Banks (4.1%)
Ameriana Bancorp	6,700	28,408
Annapolis Bancorp, Inc.*	1,100	4,169
Astoria Financial Corp.	69,900	599,742
Banco Latinoamericano de Comercio Exterior S.A., Class E	410	5,096
BCSB Bancorp, Inc.*	3,400	27,370
BNC Bancorp	1,350	10,800
Bridge Capital Holdings	11,576	69,572
Britton & Koontz Capital Corp.	400	4,360
C&F Financial Corp.	2,555	38,325
Cadence Financial Corp.	3,241	7,227
Capital Bank Corp.	1,260	5,985
Carolina Bank Holdings, Inc.*	7,428	28,969
Carrollton Bancorp	4,970	25,099
Central Bancorp, Inc./Massachusetts	3,110	24,880
Central Valley Community Bancorp*	10,075	52,289
Centrue Financial Corp.	4,498	19,926
Century Bancorp, Inc./Massachusetts, Class A	6,085	112,207
Citizens South Banking Corp.	5,600	28,840
Codorus Valley Bancorp, Inc.	100	630
Community Bankers Trust Corp.	22,720	84,064
Community Capital Corp.	8,577	41,856
Community Financial Corp./Virginia	2,550	10,455
Elmira Savings Bank FSB	2,700	40,770
ESB Financial Corp.	1,300	17,056
Evans Bancorp, Inc.	700	8,757
F.N.B. Corp./Pennsylvania	59,000	365,210
Farmer Mac, Class C	2,900	14,007
Fidelity Bancorp, Inc./Pennsylvania	5,158	33,579
First California Financial Group, Inc.*	20,925	129,107
First Citizens BancShares, Inc./North Carolina, Class A	679	90,748
First Defiance Financial Corp.	10,458	135,954
First Federal Bancshares of Arkansas, Inc.	664	2,610
First PacTrust Bancorp, Inc.	5,400	36,666
First Place Financial Corp./Ohio	3,000	9,330
First West Virginia Bancorp, Inc.	1,308	14,388
Greene Bancshares, Inc.	2,128	9,533
Harleysville National Corp.	42,700	200,690
Harleysville Savings Financial Corp.	1,100	14,597
HF Financial Corp.	2,929	34,445
HopFed Bancorp, Inc.	2,900	28,217
Horizon Bancorp/Indiana	7,100	116,511
International Bancshares Corp.	1,152	11,877
Jacksonville Bancorp, Inc./Illinois	900	8,658
Jefferson Bancshares, Inc./Tennessee	6,600	35,970
LNB Bancorp, Inc.	9,124	57,937
Mackinac Financial Corp.*	700	3,150
Meta Financial Group, Inc.	5,856	126,021
Monarch Community Bancorp, Inc.	3,299	22,070
NB&T Financial Group, Inc.	647	8,870
New Hampshire Thrift Bancshares, Inc.	9,029	88,936
New York Community Bancorp, Inc.	27,700	296,113

	Number of Shares	Value (Note 1)
Northeast Bancorp	3,137	$25,410
Northrim BanCorp, Inc.	9,000	125,280
OceanFirst Financial Corp.	10,710	128,199
Oriental Financial Group, Inc.	21,900	212,430
Pacific Premier Bancorp, Inc.*	2,940	13,994
Parkvale Financial Corp.	10,684	96,049
Peoples Bancorp of North Carolina, Inc.	5,349	32,896
Premier Financial Bancorp, Inc.	5,012	31,726
QCR Holdings, Inc.	10,590	105,900
Regions Financial Corp.	20,600	83,224
River Valley Bancorp/Indiana	3,705	45,312
Severn Bancorp, Inc./Maryland	3,413	9,625
Southern Community Financial Corp./North Carolina	19,816	53,701
Southern Missouri Bancorp, Inc.	700	6,965
Sterling Bancorp/New York	1,560	13,026
Summit Financial Group, Inc.	7,953	44,378
Sun Bancorp, Inc./New Jersey*	19,792	102,523
Susquehanna Bancshares, Inc.	77,214	377,577
Tamalpais Bancorp	2,642	13,923
Teche Holding Co.	3,400	112,540
TF Financial Corp.	2,100	37,023
Timberland Bancorp, Inc./Washington	12,845	52,665
Tower Financial Corp.*	4,798	28,788
Tree.com, Inc.*	1,000	9,600
United Bancshares, Inc./Ohio	1,020	11,220
United Western Bancorp, Inc.	10,762	101,701
VIST Financial Corp.	8,873	58,651
Wainwright Bank & Trust Co.	11,648	91,437
Wayne Savings Bancshares, Inc.	2,500	14,725
Wintrust Financial Corp.	19,200	308,736
		5,541,270

Capital Goods (4.3%)
Aecom Technology Corp.*	19,500	624,000
Aircastle Ltd.	39,700	291,795
Armstrong World Industries, Inc.*	14,300	235,807
Crane Co.	18,220	406,488
Curtiss-Wright Corp.	1,690	50,244
Federal Signal Corp.	46,120	352,818
Interline Brands, Inc.*	30,010	410,537
MFRI, Inc.*	10,601	65,514
Navistar International Corp.*	5,157	224,845
Seaboard Corp.	120	134,640
SIFCO Industries, Inc.*	8,700	92,133
SL Industries, Inc.*	9,684	67,788
TAL International Group, Inc.	5,290	57,661
Teledyne Technologies, Inc.*	21,700	710,675
Textainer Group Holdings Ltd.	100	1,149
Trinity Industries, Inc.	860	11,713
Tutor Perini Corp.*	30,700	532,952
URS Corp.*	26,600	1,317,232
Willis Lease Finance Corp.*	17,782	233,300
		5,821,291

Commercial & Professional Services (3.3%)
ABM Industries, Inc.	4,890	88,362
ATC Technology Corp.*	13,840	200,680
Brink’s Co.	1,470	42,674
CDI Corp.	5,908	65,874
COMSYS IT Partners, Inc.*	8,327	48,713
CRA International, Inc.*	1,550	43,028

See Notes to Financial Statements. 183

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Deluxe Corp.	39,400	$504,714
First Advantage Corp., Class A*	1,000	15,210
Industrial Services of America, Inc.	6,010	40,267
Intersections, Inc.*	5,882	27,293
Kelly Services, Inc., Class A	16,981	185,942
Kimball International, Inc., Class B	29,527	184,249
Manpower, Inc.	29,100	1,232,094
MPS Group, Inc.*	57,000	435,480
National Technical Systems, Inc.	4,014	12,283
On Assignment, Inc.*	51,000	199,410
Pitney Bowes, Inc.	14,180	310,967
Spherion Corp.*	5,000	20,600
Tufco Technologies, Inc.*	5,540	17,451
United Stationers, Inc.*	18,630	649,814
VSE Corp.	5,524	144,508

		4,469,613

Consumer Durables & Apparel (4.1%)
American Greetings Corp., Class A	31,880	372,358
CSS Industries, Inc.	8,879	180,954
Hasbro, Inc.	35,800	867,792
Jones Apparel Group, Inc.	76,250	818,163
M.D.C. Holdings, Inc.	27,900	840,069
Mohawk Industries, Inc.*	26,300	938,384
Phillips-Van Heusen Corp.	28,200	809,058
Timberland Co., Class A*	1,094	14,517
UniFirst Corp.	973	36,167
Warnaco Group, Inc.*	24,800	803,520
		5,680,982

Consumer Services (3.7%)
Ark Restaurants Corp.	4,072	50,900
Bob Evans Farms, Inc.	19,300	554,682
Brinker International, Inc.	65,805	1,120,659
Carrols Restaurant Group, Inc.*	35,390	235,698
CEC Entertainment, Inc.*	18,400	542,432
CPI Corp.	2,070	35,169
Cracker Barrel Old Country Store, Inc.	14,800	412,920
DineEquity, Inc.	5,851	182,493
Jackson Hewitt Tax Service, Inc.	29,000	181,540
MGM MIRAGE*	24,690	157,769
Red Robin Gourmet Burgers, Inc.*	14,100	264,375
Regis Corp.	36,239	630,921
Ruby Tuesday, Inc.*	13,100	87,246
Sonic Corp.*	59,675	598,540
		5,055,344

Diversified Financials (1.4%)
Affiliated Managers Group, Inc.*	9,960	579,572
BGC Partners, Inc., Class A	10,890	41,273
Calamos Asset Management, Inc., Class A	15,300	215,883
California First National Bancorp	1,244	14,182
Cash America International, Inc.	25,800	603,462
Dollar Financial Corp.*	500	6,895
Encore Capital Group, Inc.*	19,900	263,675
QC Holdings, Inc.	34,015	174,837
Sanders Morris Harris Group, Inc.	5,000	27,500
		1,927,279

Energy (4.4%)
ATP Oil & Gas Corp.*	18,833	131,078
Barnwell Industries, Inc.	6,857	27,085

	Number of Shares	Value (Note 1)
Cimarex Energy Co.	34,500	$977,730
Global Industries Ltd.*	80,700	456,762
Helix Energy Solutions Group, Inc.*	57,220	621,981
Mariner Energy, Inc.*	10,740	126,195
McMoRan Exploration Co.*	42,100	250,916
Plains Exploration & Production Co.*	33,600	919,296
SEACOR Holdings, Inc.*	11,300	850,212
Southern Union Co.	18,297	336,482
Swift Energy Co.*	20,900	347,985
Tidewater, Inc.	18,150	778,091
W&T Offshore, Inc.	21,500	209,410
		6,033,223

Food & Staples Retailing (0.9%)
Andersons, Inc.	650	19,461
BJ’s Wholesale Club, Inc.*	29,900	963,677
Winn-Dixie Stores, Inc.*	17,760	222,710
		1,205,848

Food, Beverage & Tobacco (1.3%)
Boston Beer Co., Inc., Class A*	9,440	279,329
Del Monte Foods Co.	4,057	38,055
Molson Coors Brewing Co., Class B	100	4,233
Omega Protein Corp.*	22,663	92,012
Tasty Baking Co.	780	5,398
Tyson Foods, Inc., Class A	108,900	1,373,229
		1,792,256

Health Care Equipment & Services (6.4%)
Allied Healthcare Products, Inc.*	306	1,316
AMERIGROUP Corp.*	22,460	603,051
Anika Therapeutics, Inc.*	15,664	74,404
Capital Senior Living Corp.*	26,246	119,419
Cardiac Science Corp.*	26,340	105,887
Cooper Cos., Inc.	680	16,817
Coventry Health Care, Inc.*	64,400	1,204,924
Health Net, Inc.*	59,400	923,670
Humana, Inc.*	24,650	795,209
Invacare Corp.	29,000	511,850
Inverness Medical Innovations, Inc.*	2	71
Kewaunee Scientific Corp.	2,660	29,260
Kindred Healthcare, Inc.*	20,100	248,637
Kinetic Concepts, Inc.*	31,800	866,550
LifePoint Hospitals, Inc.*	26,700	700,875
MedCath Corp.*	1,770	20,815
NovaMed, Inc.*	2,039	8,054
Odyssey HealthCare, Inc.*	22,112	227,312
Omnicare, Inc.	24,570	632,923
Orthofix International N.V.*	17,400	435,174
QuadraMed Corp.*	6,358	44,315
SonoSite, Inc.*	705	14,142
Span-America Medical Systems, Inc.	3,500	37,870
Teleflex, Inc.	21,857	979,849
Universal American Corp.*	14,860	129,579
		8,731,973

Household & Personal Products (1.5%)
Elizabeth Arden, Inc.*	9,065	79,138
Estee Lauder Cos., Inc., Class A	11,900	388,773
Herbalife Ltd.	31,600	996,664
Nu Skin Enterprises, Inc., Class A	29,877	457,118

See Notes to Financial Statements. 184

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Revlon, Inc., Class A*	19,700	$107,168

		2,028,861

Insurance (4.9%)
American Equity Investment Life Holding Co.	44,700	249,426
Argo Group International Holdings Ltd.*	11,300	318,886
Aspen Insurance Holdings Ltd.	53,300	1,190,722
Assured Guaranty Ltd.	330	4,085
Endurance Specialty Holdings Ltd.	29,900	876,070
Enstar Group, Ltd.*	4,700	276,595
First American Corp.	53,000	1,373,230
Horace Mann Educators Corp.	33,813	337,116
PartnerReinsurance Ltd.	24,470	1,589,326
PMA Capital Corp., Class A*	36,793	167,408
Unico American Corp.	2,560	19,584
Unum Group	13,200	209,352
Willis Group Holdings Ltd.	2,786	71,684

		6,683,484

Materials (4.3%)
AEP Industries, Inc.*	720	19,001
Clearwater Paper Corp.*	3,110	78,652
Coeur d’Alene Mines Corp.*	41,900	515,370
Continental Materials Corp.*	1,100	12,177
Friedman Industries, Inc.	15,600	84,708
Innospec, Inc.	27,500	295,625
International Flavors & Fragrances, Inc.	50,260	1,644,507
Lubrizol Corp.	24,600	1,163,826
Myers Industries, Inc.	18,400	153,088
RPM International, Inc.	65,507	919,718
Scotts Miracle-Gro Co., Class A	23,600	827,180
Sealed Air Corp.	1,315	24,262
UFP Technologies, Inc.*	7,351	30,654
WHX Corp.*	2,795	7,267

		5,776,035

Media (2.7%)
Alloy, Inc.*	2,769	14,648
Clear Channel Outdoor Holdings, Inc., Class A*	13,740	72,822
Harte-Hanks, Inc.	26,300	243,275
Interpublic Group of Cos., Inc.*	226,732	1,144,997
Mediacom Communications Corp., Class A*	37,900	193,669
Saga Communications, Inc., Class A*	2,300	11,845
Scholastic Corp.	21,800	431,422
Valassis Communications, Inc.*	34,500	210,795
Warner Music Group Corp.*	2,510	14,683
Washington Post Co., Class B	3,560	1,253,761

		3,591,917

Pharmaceuticals, Biotechnology & Life Sciences (4.9%)
Bio-Rad Laboratories, Inc., Class A*	5,900	445,332
Celera Corp.*	6,700	51,121
Harvard Bioscience, Inc.*	24,816	98,023
King Pharmaceuticals, Inc.*	105,800	1,018,854
Martek Biosciences Corp.*	17,300	365,895
Matrixx Initiatives, Inc.*	3,907	21,840
Medicines Co.*	11,440	95,982
Medicis Pharmaceutical Corp., Class A	47,900	781,728

	Number of Shares	Value (Note 1)
Mylan, Inc.*	147,550	$1,925,527
Par Pharmaceutical Cos., Inc.*	23,782	360,297
PerkinElmer, Inc.	77,700	1,351,980
Warner Chilcott Ltd., Class A*	5,630	74,035

		6,590,614

Real Estate (0.1%)
ProLogis (REIT)	20,200	162,812
Reis, Inc.*	1,299	5,079

		167,891

Retailing (8.1%)
Advance Auto Parts, Inc.	24,956	1,035,424
Aeropostale, Inc.*	14,700	503,769
AMCON Distributing Co.	1,445	58,667
Audiovox Corp., Class A*	23,400	137,124
AutoZone, Inc.*	10,000	1,511,100
Barnes & Noble, Inc.	27,275	562,683
Big 5 Sporting Goods Corp.	4,200	46,452
Big Lots, Inc.*	50,800	1,068,324
Books-A-Million, Inc.	11,640	82,760
Build-A-Bear Workshop, Inc.*	9,600	42,912
Cabela’s, Inc.*	28,700	353,010
Children’s Place Retail Stores, Inc.*	18,100	478,383
Conn’s, Inc.*	12,400	155,000
Core-Mark Holding Co., Inc.*	8,700	226,722
Dick’s Sporting Goods, Inc.*	26,590	457,348
Dress Barn, Inc.*	5,900	84,370
Duckwall-ALCO Stores, Inc.*	2,000	32,540
Educational Development Corp.	384	1,805
Expedia, Inc.*	3,900	58,929
Genesco, Inc.*	13,400	251,518
Jo-Ann Stores, Inc.*	22,367	462,326
KSW, Inc.	2,800	7,560
Limited Brands, Inc.	8,200	98,154
Midas, Inc.*	21,024	220,332
Overstock.com, Inc.*	17,152	205,138
PEP Boys-Manny, Moe & Jack	15,118	153,297
priceline.com, Inc.*	2,100	234,255
RadioShack Corp.	89,100	1,243,836
Rent-A-Center, Inc.*	38,700	690,021
REX Stores Corp.*	15,740	158,344
Stage Stores, Inc.	37,020	410,922

		11,033,025

Semiconductors & Semiconductor Equipment (3.4%)
Actel Corp.*	22,489	241,307
Advanced Micro Devices, Inc.*	86,100	333,207
Applied Micro Circuits Corp.*	57,061	463,906
Atmel Corp.*	18,249	68,069
Cirrus Logic, Inc.*	47,300	212,850
DSP Group, Inc.*	21,881	147,915
Exar Corp.*	41,703	299,844
Fairchild Semiconductor International, Inc.*	2,830	19,782
FEI Co.*	27,800	636,620
Integrated Device Technology, Inc.* .	139,000	839,560
Micron Technology, Inc.*	70,440	356,426
ON Semiconductor Corp.*	7,400	50,764
Rudolph Technologies, Inc.*	8,030	44,326
Teradyne, Inc.*	39,200	268,912
TriQuint Semiconductor, Inc.*	63,560	337,504
White Electronic Designs Corp.*	17,495	81,002

See Notes to Financial Statements. 185

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Zoran Corp.*	23,259	$253,523

		4,655,517

Software & Services (13.0%)
BMC Software, Inc.*	48,500	1,638,815
CACI International, Inc., Class A*	7,500	320,325
Cadence Design Systems, Inc.*	108,600	640,740
CIBER, Inc.*	65,800	203,980
Computer Sciences Corp.*	36,000	1,594,800
Computer Task Group, Inc.*	8,900	54,290
Compuware Corp.*	187,000	1,282,820
Convergys Corp.*	107,790	1,000,291
CSG Systems International, Inc.*	4,847	64,174
DST Systems, Inc.*	23,900	883,105
Dynamics Research Corp.*	3,880	38,839
Fair Isaac Corp.	40,553	626,949
GSI Commerce, Inc.*	23,900	340,575
Hewitt Associates, Inc., Class A*	27,000	804,060
JDA Software Group, Inc.*	25,875	387,090
Lawson Software, Inc.*	112,265	626,439
Mastech Holdings, Inc.*	29	101
Mentor Graphics Corp.*	77,800	425,566
Ness Technologies, Inc.*	69,655	272,351
Novell, Inc.*	87,849	397,956
Parametric Technology Corp.*	65,700	768,033
Perot Systems Corp., Class A*	13,174	188,784
Quest Software, Inc.*	56,700	790,398
Radiant Systems, Inc.*	23,241	192,900
SonicWALL, Inc.*	41,561	227,754
Sybase, Inc.*	34,500	1,081,230
Synopsys, Inc.*	85,900	1,675,909
TechTeam Global, Inc.*	6,400	41,856
TIBCO Software, Inc.*	103,900	744,963
United Online, Inc.	53,100	345,681

		17,660,774

Technology Hardware & Equipment (9.3%)
3Com Corp.*	33,450	157,549
Adaptec, Inc.*	126,100	334,165
Arris Group, Inc.*	95,512	1,161,426
Astro-Med, Inc.	3,800	19,950
Avocent Corp.*	40,416	564,207
Black Box Corp.	17,280	578,362
Brocade Communications Systems, Inc.*	162,400	1,269,968
Coherent, Inc.*	19,700	407,396
CPI International, Inc.*	13,562	117,854
CTS Corp.	15,569	101,977
Digi International, Inc.*	6,789	66,193
Electronics for Imaging, Inc.*	44,400	473,304
Emulex Corp.*	75,500	738,390
Gerber Scientific, Inc.*	23,503	58,757
GTSI Corp.*	2,120	11,384
Harris Corp.	55,035	1,560,792
Harris Stratex Networks, Inc., Class A*	13,672	88,592
Insight Enterprises, Inc.*	9,500	91,770
Lexmark International, Inc., Class A*	45,900	727,515
Measurement Specialties, Inc.*	20,100	141,705
Oplink Communications, Inc.*	21,214	241,840
OSI Systems, Inc.*	11,700	243,945
PC Mall, Inc.*	18,101	122,363
QLogic Corp.*	88,200	1,118,376
RADWARE Ltd.*	25,156	193,953

	Number of Shares	Value (Note 1)
Richardson Electronics Ltd.	25,112	$82,116
Super Micro Computer, Inc.*	35,930	275,224
Symmetricom, Inc.*	16,458	94,963
Tellabs, Inc.*	237,100	1,358,583
TESSCO Technologies, Inc.*	10,374	112,039
Tollgrade Communications, Inc.*	10,440	54,706
Vicon Industries, Inc.*	3,200	18,560

		12,587,924

Telecommunication Services (2.0%)
CenturyTel, Inc.	55,818	1,713,613
Premiere Global Services, Inc.*	56,400	611,376
SureWest Communications*	13,198	138,183
U.S. Cellular Corp.*	5,998	230,623
USA Mobility, Inc.	1,379	17,596

		2,711,391

Transportation (1.1%)
Air T., Inc.	4,132	33,924
B&H Ocean Carriers Ltd.*	1,600	5,904
Continental Airlines, Inc., Class B*	27,060	239,752
International Shipholding Corp.	5,500	148,280
P.A.M. Transportation Services, Inc.*	1,575	8,615
Southwest Airlines Co.	54,000	363,420
UTi Worldwide, Inc.*	57,348	653,767

		1,453,662

Utilities (1.7%)
Ameren Corp.	5,373	133,734
DTE Energy Co.	42,400	1,356,800
ONEOK, Inc.	26,340	776,767

		2,267,301

Total Common Stocks (91.1%) (Cost $111,019,950)		123,673,371

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Collateral for Securities Sold Short (91.7%)
Custodian Trust Company Sweep 0.05%, 7/1/09	$124,507,228	124,507,228

Repurchase Agreement (8.4%)
Custodian Trust Co., dated 06/30/09 due 07/01/09 at 0.10% with maturity value of $11,450,846 (fully collateralized by U.S. Treasury Securities with a value of $11,787,760.)	11,450,843	11,450,843

Total Short-Term Investments (100.1%) (Amortized Cost $135,958,071)		135,958,071

Total Investments Before Securities Sold Short (191.2%) (Cost/Amortized Cost $246,978,021)		259,631,442

	Number of Shares	Value (Note 1)
SECURITIES SOLD SHORT:
Automobiles & Components (-0.3%)
Amerigon, Inc.*	(21,100)	(128,710)
Williams Controls, Inc.*	(7,938)	(49,692)
Winnebago Industries, Inc.	(36,000)	(267,480)

		(445,882)

See Notes to Financial Statements. 186

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)

Banks (-3.8%)
Atlantic Coast Federal Corp.	(1,672)	$(3,177)
BOK Financial Corp.	(280)	(10,547)
Capitol Federal Financial	(10,205)	(391,158)
City Holding Co.	(220)	(6,679)
Commerce Bancshares, Inc./Missouri	(24,800)	(789,384)
First Horizon National Corp.*	(93,454)	(1,121,446)
First M&F Corp.	(777)	(3,162)
FirstMerit Corp.	(47,750)	(810,791)
Hancock Holding Co.	(5,631)	(182,951)
Heritage Commerce Corp.	(700)	(2,604)
Investors Bancorp, Inc.*	(42,400)	(388,384)
Old National Bancorp/Indiana	(42,300)	(415,386)
Peapack Gladstone Financial Corp.	(3,923)	(75,675)
Penns Woods Bancorp, Inc.	(1,084)	(31,588)
Provident Financial Services, Inc.	(21,100)	(192,010)
Republic First Bancorp, Inc.*	(5,000)	(39,000)
Rockville Financial, Inc.	(1,808)	(19,798)
Roma Financial Corp.	(1,105)	(14,078)
Taylor Capital Group, Inc.*	(19,784)	(135,520)
TFS Financial Corp.	(1,800)	(19,116)
TrustCo Bank Corp. NY/New York	(68,909)	(407,252)
Union Bankshares Corp./Virginia	(3,100)	(46,407)
ViewPoint Financial Group	(54)	(822)

		(5,106,935)

Capital Goods (-10.7%)
3D Systems Corp.*	(5,463)	(39,388)
Actuant Corp., Class A	(35,900)	(437,980)
American Science & Engineering, Inc.	(6,000)	(414,720)
Blount International, Inc.*	(27,520)	(236,947)
Bucyrus International, Inc.	(41,723)	(1,191,609)
Cascade Corp.	(3,400)	(53,482)
Ceradyne, Inc.*	(21,660)	(382,516)
CLARCOR, Inc.	(38,136)	(1,113,190)
Cubic Corp.	(12,400)	(443,796)
Dynamic Materials Corp.	(7,600)	(146,528)
Eastern Co.	(800)	(13,200)
Espey Manufacturing & Electronics Corp.	(100)	(1,535)
Flanders Corp.*	(18,274)	(111,654)
Franklin Electric Co., Inc.	(3,500)	(90,720)
FreightCar America, Inc.	(7,367)	(123,839)
Gardner Denver, Inc.*	(31,610)	(795,624)
Gorman-Rupp Co.	(4,300)	(86,731)
Graham Corp.	(14,700)	(195,510)
Greenbrier Cos., Inc.	(21,900)	(157,461)
HEICO Corp.	(1,900)	(68,894)
Herley Industries, Inc.*	(1,880)	(20,624)
Hexcel Corp.*	(66,251)	(631,372)
Hi-Shear Technology Corp.*	(1,500)	(12,300)
II-VI, Inc.*	(19,324)	(428,413)
Insteel Industries, Inc.	(27,100)	(223,304)
Joy Global, Inc.	(28,155)	(1,005,697)
Kaydon Corp.	(9,700)	(315,832)
Ladish Co., Inc.*	(1,600)	(20,752)
MasTec, Inc.*	(5,600)	(65,632)
McDermott International, Inc.*	(32,000)	(649,920)
Met-Pro Corp.	(25,100)	(271,582)
Nordson Corp.	(19,834)	(766,782)
Omega Flex, Inc.	(4,600)	(69,736)
Otter Tail Corp.	(22,700)	(495,768)

	Number of Shares	Value (Note 1)
Polypore International, Inc.*	(18,500)	$(205,720)
Raven Industries, Inc.	(14,286)	(365,722)
RBC Bearings, Inc.*	(14,103)	(288,406)
Spirit AeroSystems Holdings, Inc., Class A*	(54,500)	(748,830)
Sun Hydraulics Corp.	(12,800)	(206,976)
Tecumseh Products Co., Class B*	(4,200)	(45,024)
Terex Corp.*	(60,900)	(735,063)
Textron, Inc.	(19,450)	(187,887)
Todd Shipyards Corp.	(500)	(8,325)
United Capital Corp.*	(1,932)	(35,394)
Wabash National Corp.	(40,360)	(28,252)
Wabtec Corp.	(6,150)	(197,845)
Woodward Governor Co.	(18,870)	(373,626)

		(14,510,108)

Commercial & Professional Services (-3.3%)
Acacia Research Corp.- Acacia Technologies*	(38,200)	(300,634)
Advisory Board Co.*	(1,180)	(30,326)
CompX International, Inc.	(4,700)	(29,187)
Covanta Holding Corp.*	(59,500)	(1,009,120)
Ennis, Inc.	(19,600)	(244,216)
Healthcare Services Group, Inc.	(16,991)	(303,799)
Monster Worldwide, Inc.*	(72,500)	(856,225)
Multi-Color Corp.	(14,100)	(172,866)
Robert Half International, Inc.	(37,193)	(878,499)
Team, Inc.*	(5,500)	(86,185)
Watson Wyatt Worldwide, Inc., Class A	(15,700)	(589,221)

		(4,500,278)

Consumer Durables & Apparel (-2.0%)
Garmin Ltd.	(66,000)	(1,572,120)
JAKKS Pacific, Inc.*	(1,390)	(17,834)
Koss Corp.	(1,600)	(18,880)
K-Swiss, Inc., Class A	(23,587)	(200,490)
Marine Products Corp.	(8,618)	(32,318)
Movado Group, Inc.	(10,100)	(106,454)
Nobility Homes, Inc.	(648)	(5,378)
Pulte Homes, Inc.	(28,592)	(252,467)
Stanley Furniture Co., Inc.	(17,957)	(193,756)
Sturm Ruger & Co., Inc.	(400)	(4,976)
Universal Electronics, Inc.*	(50)	(1,009)
Volcom, Inc.*	(23,200)	(290,000)
Weyco Group, Inc.	(760)	(17,548)

		(2,713,230)

Consumer Services (-4.0%)
AFC Enterprises, Inc.*	(13,499)	(91,118)
Ambassadors Group, Inc.	(21,287)	(293,122)
BJ’s Restaurants, Inc.*	(8,470)	(142,889)
Capella Education Co.*	(9,600)	(575,520)
DeVry, Inc.	(6,200)	(310,248)
Gaylord Entertainment Co.*	(900)	(11,439)
International Game Technology	(80,000)	(1,272,000)
K12, Inc.*	(5,809)	(125,184)
Matthews International Corp., Class A	(18,630)	(579,766)
Morgans Hotel Group Co.*	(10,820)	(41,441)
Orient-Express Hotels Ltd., Class A	(17,600)	(149,424)
Strayer Education, Inc.	(7,920)	(1,727,431)

		(5,319,582)

See Notes to Financial Statements. 187

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)

Diversified Financials (-3.1%)
Eaton Vance Corp.	(23,437)	$(626,940)
Epoch Holding Corp.	(17,919)	(154,820)
Financial Federal Corp.	(25,102)	(515,846)
LaBranche & Co., Inc.*	(15,200)	(65,360)
Leucadia National Corp.*	(75,200)	(1,585,968)
MSCI, Inc., Class A*	(33,978)	(830,422)
PICO Holdings, Inc.*	(2,400)	(68,880)
Resource America, Inc., Class A	(12,401)	(66,717)
SLM Corp.*	(24,000)	(246,480)
Teton Advisors, Inc.*	(167)	(324)
Westwood Holdings Group, Inc.	(3,138)	(131,200)

		(4,292,957)

Energy (-6.9%)
Atlas America, Inc.	(6,895)	(123,214)
Cabot Oil & Gas Corp.	(27,522)	(843,274)
CNX Gas Corp.*	(11,513)	(302,447)
CREDO Petroleum Corp.*	(6,655)	(71,075)
Denbury Resources, Inc.*	(9,800)	(144,354)
El Paso Corp.	(70,000)	(646,100)
EXCO Resources, Inc.*	(73,000)	(943,160)
Forest Oil Corp.*	(19,700)	(293,924)
Frontier Oil Corp.	(87,481)	(1,146,876)
General Maritime Corp.	(47,864)	(473,375)
Goodrich Petroleum Corp.*	(19,550)	(480,734)
Helmerich & Payne, Inc.	(8,000)	(246,960)
Matrix Service Co.*	(20,405)	(234,249)
Panhandle Oil and Gas, Inc., Class A	(807)	(15,841)
PHI, Inc.*	(5,455)	(93,499)
Quicksilver Resources, Inc.*	(8,100)	(75,249)
Rosetta Resources, Inc.*	(34,529)	(302,129)
St. Mary Land & Exploration Co.	(39,500)	(824,365)
Superior Energy Services, Inc.*	(48,300)	(834,141)
Teekay Tankers Ltd., Class A	(6,700)	(62,243)
Tesoro Corp.	(23,298)	(296,584)
Unit Corp.*	(28,450)	(784,366)
Westmoreland Coal Co.*	(11,739)	(95,086)

		(9,333,245)

Food, Beverage & Tobacco (-0.9%)
Alico, Inc.	(4,111)	(123,412)
Central European Distribution Corp.*	(34,740)	(923,042)
Fresh Del Monte Produce, Inc.*	(1,740)	(28,293)
Griffin Land & Nurseries, Inc.	(3,280)	(102,598)
Lifeway Foods, Inc.*	(869)	(11,210)

		(1,188,555)

Health Care Equipment & Services (-8.6%)
Abaxis, Inc.*	(13,800)	(283,452)
ABIOMED, Inc.*	(28,800)	(254,016)
Air Methods Corp.*	(9,800)	(268,128)
Align Technology, Inc.*	(48,000)	(508,800)
American Caresource Holding, Inc.*	(18,087)	(67,645)
athenahealth, Inc.*	(16,500)	(610,665)
Bovie Medical Corp.*	(2,476)	(21,566)
CryoLife, Inc.*	(31,800)	(176,172)
Cyberonics, Inc.*	(10,980)	(182,597)
Cynosure, Inc., Class A*	(13,700)	(104,805)
Daxor Corp.	(300)	(3,090)
DexCom, Inc.*	(41,800)	(258,742)
Eclipsys Corp.*	(43,700)	(776,986)

	Number of Shares	Value (Note 1)
Genoptix, Inc.*	(8,300)	$(265,517)
Gentiva Health Services, Inc.*	(1,300)	(21,398)
HealthSouth Corp.*	(47,300)	(683,012)
Immucor, Inc.*	(21,685)	(298,386)
Insulet Corp.*	(30,300)	(233,310)
Intuitive Surgical, Inc.*	(11,700)	(1,914,822)
Landauer, Inc.	(4,582)	(281,060)
Meridian Bioscience, Inc.	(26,700)	(602,886)
Neogen Corp.*	(9,138)	(264,819)
NxStage Medical, Inc.*	(12,030)	(70,977)
Palomar Medical Technologies, Inc.*	(6,000)	(87,960)
PDI, Inc.*	(6,865)	(28,147)
Psychiatric Solutions, Inc.*	(40,029)	(910,259)
Quidel Corp.*	(5,400)	(78,624)
Rochester Medical Corp.*	(14,800)	(198,320)
Somanetics Corp.*	(8,400)	(138,684)
Sun Healthcare Group, Inc.*	(44,000)	(371,360)
Thoratec Corp.*	(31,300)	(838,214)
TranS1, Inc.*	(19,199)	(119,610)
Transcend Services, Inc.*	(10,647)	(168,755)
Vascular Solutions, Inc.*	(18,900)	(147,798)
Virtual Radiologic Corp.*	(3,816)	(34,458)
Volcano Corp.*	(30,020)	(419,680)

		(11,694,720)

Household & Personal Products (-0.5%)
Chattem, Inc.*	(10,100)	(687,810)

		(687,810)

Insurance (-4.6%)
Brown & Brown, Inc.	(1,687)	(33,622)
Eastern Insurance Holdings, Inc.	(3,999)	(37,631)
eHealth, Inc.*	(23,532)	(415,575)
Employers Holdings, Inc.	(17,915)	(242,748)
Erie Indemnity Co., Class A	(18,372)	(656,983)
Fidelity National Financial, Inc., Class A	(88,010)	(1,190,775)
Greenlight Capital Reinsurance Ltd., Class A*	(24,900)	(431,019)
National Interstate Corp.	(200)	(3,036)
Navigators Group, Inc.*	(2,000)	(88,860)
Odyssey Reinsurance Holdings Corp.	(13,700)	(547,726)
OneBeacon Insurance Group Ltd., Class A	(3,230)	(37,759)
ProAssurance Corp.*	(16,900)	(780,949)
RLI Corp.	(11,600)	(519,680)
State Auto Financial Corp.	(1,315)	(23,012)
Torchmark Corp.	(35,300)	(1,307,512)

		(6,316,887)

Materials (-6.9%)
ADA-ES, Inc.*	(5,300)	(21,147)
AK Steel Holding Corp.	(77,300)	(1,483,387)
Allegheny Technologies, Inc.	(18,400)	(642,712)
AMCOL International Corp.	(2,270)	(48,987)
Balchem Corp.	(9,800)	(240,296)
Celanese Corp., Class A	(72,342)	(1,718,123)
Deltic Timber Corp.	(7,300)	(258,931)
Eagle Materials, Inc.	(26,400)	(666,336)
Greif, Inc., Class A	(1,200)	(53,064)
Haynes International, Inc.*	(8,400)	(199,080)
Intrepid Potash, Inc.*	(8,700)	(244,296)
NL Industries, Inc.	(8,000)	(59,040)

See Notes to Financial Statements. 188

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Northern Technologies International Corp.*	(4,200)	$(33,180)
Olympic Steel, Inc.	(11,950)	(292,416)
Penford Corp.	(4,000)	(23,160)
Reliance Steel & Aluminum Co.	(26,500)	(1,017,335)
Royal Gold, Inc.	(500)	(20,850)
Schnitzer Steel Industries, Inc., Class A	(12,100)	(639,606)
Silgan Holdings, Inc.	(9,400)	(460,882)
Steel Dynamics, Inc.	(81,900)	(1,206,387)
Westlake Chemical Corp.	(1,200)	(24,468)

		(9,353,683)

Media (-2.7%)
CKX, Inc.*	(33,900)	(240,351)
CTC Media, Inc.*	(43,160)	(510,151)
Dolan Media Co.*	(4,985)	(63,758)
Global Traffic Network, Inc.*	(14,773)	(55,990)
Liberty Global, Inc., Class A*	(92,700)	(1,473,003)
National CineMedia, Inc.	(35,560)	(489,306)
Reading International, Inc., Class A*	(3,500)	(15,925)
Regal Entertainment Group, Class A	(41,600)	(552,864)
Rentrak Corp.*	(13,309)	(218,667)
Value Line, Inc.	(1,966)	(64,622)

		(3,684,637)

Pharmaceuticals, Biotechnology & Life Sciences (-6.1%)
Abraxis Bioscience, Inc.*	(2,408)	(88,759)
Alexion Pharmaceuticals, Inc.*	(24,200)	(995,104)
Alkermes, Inc.*	(59,900)	(648,118)
Allos Therapeutics, Inc.*	(48,958)	(405,862)
Amylin Pharmaceuticals, Inc.*	(38,900)	(525,150)
Arena Pharmaceuticals, Inc.*	(53,050)	(264,720)
Array BioPharma, Inc.*	(40,261)	(126,420)
BioMimetic Therapeutics, Inc.*	(5,800)	(53,592)
Cepheid, Inc.*	(37,900)	(357,018)
CombiMatrix Corp.*	(9,179)	(64,253)
Covance, Inc.*	(1,751)	(86,149)
CPEX Pharmaceuticals, Inc.*	(358)	(3,576)
Cubist Pharmaceuticals, Inc.*	(12,800)	(234,624)
Dionex Corp.*	(426)	(25,999)
Enzo Biochem, Inc.*	(28,400)	(125,812)
Exelixis, Inc.*	(84,800)	(412,976)
Halozyme Therapeutics, Inc.*	(2,700)	(18,819)
Luminex Corp.*	(38,500)	(713,790)
Maxygen, Inc.*	(21,384)	(143,700)
Medarex, Inc.*	(2,100)	(17,535)
Momenta Pharmaceuticals, Inc.*	(12,503)	(150,411)
Obagi Medical Products, Inc.*	(26,500)	(193,185)
OSI Pharmaceuticals, Inc.*	(600)	(16,938)
Pharmasset, Inc.*	(25,300)	(284,625)
Questcor Pharmaceuticals, Inc.*	(40,210)	(201,050)
Savient Pharmaceuticals, Inc.*	(33,800)	(468,468)
Seattle Genetics, Inc.*	(45,300)	(440,316)
Sequenom, Inc.*	(26,220)	(102,520)
Sucampo Pharmaceuticals, Inc., Class A*	(14,700)	(90,699)
Techne Corp.	(6,008)	(383,370)
Theravance, Inc.*	(33,500)	(490,440)
Vivus, Inc.*	(9,800)	(59,584)
XenoPort, Inc.*	(3,406)	(78,917)

		(8,272,499)

	Number of Shares	Value (Note 1)

Real Estate (-2.1%)
Avatar Holdings, Inc.*	(8,832)	$(160,477)
CB Richard Ellis Group, Inc., Class A*	(105,000)	(982,800)
Consolidated-Tomoka Land Co.	(1,436)	(50,375)
Forestar Group, Inc.*	(17,610)	(209,207)
St. Joe Co.*	(44,230)	(1,171,653)
Stratus Properties, Inc.*	(4,561)	(28,962)
Tejon Ranch Co.*	(8,400)	(222,516)

		(2,825,990)

Retailing (-0.1%)
Christopher & Banks Corp.	(3,180)	(21,338)
Dillard’s, Inc., Class A	(1,000)	(9,200)
Zumiez, Inc.*	(19,500)	(156,195)

		(186,733)

Semiconductors & Semiconductor Equipment (-2.3%)
FormFactor, Inc.*	(580)	(9,999)
Hittite Microwave Corp.*	(8,225)	(285,819)
Linear Technology Corp.	(13,919)	(325,008)
MEMC Electronic Materials, Inc.*	(64,000)	(1,139,840)
NVE Corp.*	(2,900)	(140,940)
Varian Semiconductor Equipment Associates, Inc.*	(51,120)	(1,226,369)

		(3,127,975)

Software & Services (-6.4%)
Cass Information Systems, Inc.	(1,147)	(37,553)
comScore, Inc.*	(18,700)	(249,084)
Concur Technologies, Inc.*	(5,200)	(161,616)
DealerTrack Holdings, Inc.*	(26,700)	(453,900)
eLoyalty Corp.*	(5,690)	(44,837)
Equinix, Inc.*	(15,400)	(1,120,196)
ExlService Holdings, Inc.*	(18,310)	(205,255)
GSE Systems, Inc.*	(1,700)	(11,475)
IAC/InterActiveCorp*	(53,065)	(851,693)
Internet Capital Group, Inc.*	(40,000)	(269,200)
Knot, Inc.*	(24,100)	(189,908)
Liquidity Services, Inc.*	(13,140)	(129,560)
MercadoLibre, Inc.*	(25,000)	(672,000)
Onvia, Inc.*	(4,000)	(22,520)
Salesforce.com, Inc.*	(38,100)	(1,454,277)
SRS Labs, Inc.*	(17,700)	(117,705)
Synchronoss Technologies, Inc.*	(8,240)	(101,105)
TeleCommunication Systems, Inc., Class A*	(30,600)	(217,566)
TiVo, Inc.*	(65,700)	(688,536)
VASCO Data Security International, Inc.*	(35,163)	(257,042)
VeriFone Holdings, Inc.*	(47,537)	(357,003)
VMware, Inc., Class A*	(29,300)	(799,011)
Vocus, Inc.*	(11,877)	(234,690)

		(8,645,732)

Technology Hardware & Equipment (-4.2%)
3PAR, Inc.*	(24,900)	(308,760)
ADTRAN, Inc.	(44,245)	(949,940)
Aruba Networks, Inc.*	(37,400)	(326,876)
Ciena Corp.*	(71,500)	(740,025)
Compellent Technologies, Inc.*	(16,997)	(259,204)
Daktronics, Inc.	(29,867)	(229,976)

See Notes to Financial Statements. 189

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Echelon Corp.*	(16,100)	$(136,528)
FLIR Systems, Inc.*	(40,570)	(915,259)
Infinera Corp.*	(73,164)	(667,988)
Maxwell Technologies, Inc.*	(15,700)	(217,131)
Multi-Fineline Electronix, Inc.*	(9,600)	(205,440)
Netezza Corp.*	(29,500)	(245,440)
Novatel Wireless, Inc.*	(21,761)	(196,284)
NumereX Corp., Class A*	(9,455)	(47,464)
Occam Networks, Inc.*	(8,339)	(29,854)
Plantronics, Inc.	(1,900)	(35,929)
Starent Networks Corp.*	(4,300)	(104,963)
Stratasys, Inc.*	(18,400)	(202,216)

		(5,819,277)

Telecommunication Services (-1.0%)
Alaska Communications Systems Group, Inc.	(32,200)	(235,704)
Frontier Communications Corp.	(32,000)	(228,480)
Iowa Telecommunications Services, Inc.	(22,000)	(275,220)
NTELOS Holdings Corp.	(20,848)	(384,020)
Shenandoah Telecommunications Co.	(13,500)	(273,915)

		(1,397,339)

Transportation (-2.3%)
AirTran Holdings, Inc.*	(8,200)	(50,758)
Copa Holdings S.A., Class A	(21,400)	(873,548)
Forward Air Corp.	(24,500)	(522,340)
Heartland Express, Inc.	(48,990)	(721,133)
JetBlue Airways Corp.*	(63,730)	(272,127)
Kirby Corp.*	(700)	(22,253)
Knight Transportation, Inc.	(30,320)	(501,796)
Landstar System, Inc.	(1,640)	(58,892)
Patriot Transportation Holding, Inc.*	(900)	(65,637)

		(3,088,484)

Utilities (-6.4%)
Allete, Inc.	(9,700)	(278,875)
Aqua America, Inc.	(62,300)	(1,115,170)
Black Hills Corp.	(1,333)	(30,646)
Cleco Corp.	(34,100)	(764,522)
DPL, Inc.	(50,000)	(1,158,500)
Hawaiian Electric Industries, Inc.	(30,400)	(579,424)
ITC Holdings Corp.	(2,000)	(90,720)
New Jersey Resources Corp.	(26,200)	(970,448)
Ormat Technologies, Inc.	(11,600)	(467,596)
Piedmont Natural Gas Co., Inc.	(40,577)	(978,311)
Pinnacle West Capital Corp.	(29,800)	(898,470)
RRI Energy, Inc.*	(143,277)	(717,818)
South Jersey Industries, Inc.	(18,000)	(628,020)

		(8,678,520)

Total Securities Sold Short (-89.2%) (Proceeds Received $116,225,112)		(121,191,058)

Total Investments (102.0%) (Cost/Amortized Cost $130,752,909)		138,440,384
Other Assets Less Liabilities (-2.0%)		(2,674,564)

Net Assets (100%)		$135,765,820

*	Non-income producing.
(A)	All long positions are pledged as collateral for securities sold short.

Glossary:
REIT	— Real Estate Investment Trust

See Notes to Financial Statements. 190

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$25,567,164	$–	$–	$25,567,164
Consumer Staples	5,026,965	–	–	5,026,965
Energy	6,033,223	–	–	6,033,223
Financials	14,319,924	–	–	14,319,924
Health Care	15,322,587	–	–	15,322,587
Industrials	11,744,566	–	–	11,744,566
Information Technology	34,904,215	–	–	34,904,215
Materials	5,776,035	–	–	5,776,035
Telecommunication Services	2,711,391	–	–	2,711,391
Utilities	2,267,301	–	–	2,267,301
Short-Term Investments	–	135,958,071	–	135,958,071
Total Asset	$123,673,371	$135,958,071	$–	$259,631,442
Liability:
Common Stocks
Consumer Discretionary	$(12,350,064)	$–	$–	$(12,350,064)
Consumer Staples	(1,876,365)	–	–	(1,876,365)
Energy	(9,333,245)	–	–	(9,333,245)
Financials	(18,542,445)	–	(324)	(18,542,769)
Health Care	(19,967,219)	–	–	(19,967,219)
Industrials	(22,098,870)	–	–	(22,098,870)
Information Technology	(17,592,984)	–	–	(17,592,984)
Materials	(9,353,683)	–	–	(9,353,683)
Telecommunication Services	(1,397,339)	–	–	(1,397,339)
Utilities	(8,678,520)	–	–	(8,678,520)
Total Liability	$(121,190,734)	$–	$(324)	$(121,191,058)
Total	$2,482,637	$135,958,071	$(324)	$138,440,384

See Notes to Financial Statements. 191

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	(324)	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$(324)	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$(324)	$—

*Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

The Portfolio held no derivaties contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$133,918,787
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$199,603,671

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,687,415
Aggregate gross unrealized depreciation	(6,228,052)

Net unrealized appreciation	$11,459,363

Federal income tax cost of investments	$248,172,079

The Portfolio has a net capital loss carryforward of $17,270,529 of which $5,270,478 expires in the year 2014, and $12,000,051 expires in the year 2015.

See Notes to Financial Statements. 192

EQ ADVISORS TRUST

EQ/AXA TEMPLETON GROWTH CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.5%)
Auto Components (0.5%)
Aisin Seiki Co., Ltd.	3,600	$77,851
Bridgestone Corp.	11,500	179,640
Compagnie Generale des Etablissements Michelin, Class B	37,527	2,144,823
Denso Corp.	9,100	231,975
Goodyear Tire & Rubber Co.*	4,200	47,292
Johnson Controls, Inc.	10,100	219,372
NGK Spark Plug Co., Ltd.	2,000	19,007
NHK Spring Co., Ltd.	2,000	13,357
NOK Corp.	1,400	16,224
Nokian Renkaat Oyj	2,233	42,103
Pirelli & C S.p.A.*	68,818	24,333
Stanley Electric Co., Ltd.	2,200	44,312
Sumitomo Rubber Industries, Inc.	2,200	17,608
Toyoda Gosei Co., Ltd.	800	21,441
Toyota Boshoku Corp.	700	10,383
Toyota Industries Corp.	3,400	84,239

		3,193,960

Automobiles (2.6%)
Bayerische Motoren Werke (BMW) AG (Preference)	556	13,397
Bayerische Motoren Werke (BMW) AG	80,504	3,040,403
Daihatsu Motor Co., Ltd.	3,000	27,798
Daimler AG	16,065	581,263
Fiat S.p.A.*	14,749	149,625
Ford Motor Co.*	54,100	328,387
Fuji Heavy Industries Ltd.	10,000	40,219
Harley-Davidson, Inc.	48,410	784,726
Honda Motor Co., Ltd.	29,900	818,696
Hyundai Motor Co.	39,481	2,288,309
Isuzu Motors Ltd.	18,000	28,748
Mazda Motor Corp.	18,000	45,697
Mitsubishi Motors Corp.*	61,000	113,883
Nissan Motor Co., Ltd.	45,800	276,506
Peugeot S.A.*	3,010	79,396
Porsche Automobil Holding SE (Preference)	1,710	114,913
Renault S.A.*	3,420	126,256
Suzuki Motor Corp.	6,500	145,345
Toyota Motor Corp.	139,000	5,254,797
Volkswagen AG	1,569	531,135
Volkswagen AG (Preference)	1,851	129,512
Yamaha Motor Co., Ltd.	3,500	38,654

		14,957,665

Distributors (0.0%)
Canon Marketing Japan, Inc.	700	9,772
Genuine Parts Co.	2,500	83,900
Jardine Cycle & Carriage Ltd.	2,000	26,473
Li & Fung Ltd.	42,000	112,270

		232,415

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	1,700	120,904
Benesse Corp.	1,500	59,950
DeVry, Inc.	1,100	55,044
H&R Block, Inc.	5,800	99,934

		335,832

Hotels, Restaurants & Leisure (0.8%)
Accor S.A.	38,447	1,528,863

	Number of Shares	Value (Note 1)
Aristocrat Leisure Ltd.	4,679	$14,219
Autogrill S.p.A.	893	7,574
Carnival Corp.	7,400	190,698
Carnival plc	3,080	81,729
Compass Group plc	34,479	194,289
Crown Ltd.	7,121	41,496
Darden Restaurants, Inc.	2,300	75,854
Genting Singapore plc*	71,557	33,593
Intercontinental Hotels Group plc	5,338	54,875
International Game Technology	5,100	81,090
Ladbrokes plc	7,895	24,048
Lottomatica S.p.A.	662	12,781
Marriott International, Inc., Class A	5,018	110,757
McDonald’s Corp.	18,600	1,069,314
McDonald’s Holdings Co. Japan Ltd.	1,423	26,407
OPAP S.A.	4,170	110,747
Oriental Land Co., Ltd.	1,000	66,951
Shangri-La Asia Ltd.	20,000	29,908
Sky City Entertainment Group Ltd.	5,098	8,799
Sodexo S.A.	1,883	96,855
Starbucks Corp.*	12,500	173,625
Starwood Hotels & Resorts Worldwide, Inc.	3,200	71,040
TABCORP Holdings Ltd.	11,710	67,387
Tatts Group Ltd.	16,967	34,804
Thomas Cook Group plc	7,585	25,723
TUI AG*	2,740	20,250
TUI Travel plc	7,758	29,662
Whitbread plc	2,428	32,681
Wyndham Worldwide Corp.	3,100	37,572
Wynn Resorts Ltd.*	1,200	42,360
Yum! Brands, Inc.	7,800	260,052

		4,656,003

Household Durables (0.4%)
Berkeley Group Holdings plc*	1,052	13,956
Black & Decker Corp.	1,100	31,526
Casio Computer Co., Ltd.	4,800	42,725
Centex Corp.	1,700	14,382
D.R. Horton, Inc.	4,700	43,992
Electrolux AB, Class B*	5,011	70,241
Fortune Brands, Inc.	2,600	90,324
Harman International Industries, Inc.	1,100	20,680
Husqvarna AB, Class B*	6,331	34,765
KB Home	1,300	17,784
Leggett & Platt, Inc.	2,300	35,029
Lennar Corp., Class A	2,500	24,225
Makita Corp.	2,000	48,168
Newell Rubbermaid, Inc.	4,800	49,968
Panasonic Corp.	35,700	478,847
Pulte Homes, Inc.	3,700	32,671
Rinnai Corp.	800	35,315
Sanyo Electric Co., Ltd.*	33,000	85,299
Sekisui Chemical Co., Ltd.	6,000	37,594
Sekisui House Ltd.	8,000	80,867
Sharp Corp.	18,000	185,715
Snap-On, Inc.	800	22,992
Sony Corp.	18,000	464,984
Stanley Works	1,400	47,376
Whirlpool Corp.	1,300	55,328

		2,064,753

Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*	5,400	451,764

See Notes to Financial Statements. 193

EQ ADVISORS TRUST

EQ/AXA TEMPLETON GROWTH CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
DeNA Co., Ltd.	3	$10,028
Expedia, Inc.*	120,440	1,819,848
Home Retail Group plc	14,678	62,952
Rakuten, Inc.	145	87,150

		2,431,742

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.	4,700	13,912
Hasbro, Inc.	2,100	50,904
Mattel, Inc.	6,100	97,905
Namco Bandai Holdings, Inc.	4,000	43,875
Nikon Corp.	6,000	103,147
Sankyo Co., Ltd.	1,000	53,457
Sega Sammy Holdings, Inc.	2,600	32,877
Shimano, Inc.	1,000	38,161
Yamaha Corp.	2,400	29,811

		464,049

Media (5.4%)
British Sky Broadcasting Group plc	21,069	158,054
CBS Corp., Class B	11,600	80,272
Comcast Corp., Class A	377,850	5,346,600
Dentsu, Inc.	3,391	71,015
DIRECTV Group, Inc.*	8,700	214,977
Eutelsat Communications S.A.	1,958	50,582
Fairfax Media Ltd.	31,023	30,368
Fuji Media Holdings, Inc.	2	3,013
Gannett Co., Inc.	4,100	14,637
Gestevision Telecinco S.A.	1,187	11,134
Hakuhodo DY Holdings, Inc.	260	13,985
Interpublic Group of Cos., Inc.*	7,300	36,865
J.C. Decaux S.A.*	1,668	26,547
Jupiter Telecommunications Co., Ltd.	32	24,261
Lagardere S.C.A.	2,446	81,413
M6-Metropole Television	1,671	31,662
McGraw-Hill Cos., Inc.	5,300	159,583
Mediaset S.p.A.	14,327	80,566
Meredith Corp.	400	10,220
New York Times Co., Class A	1,200	6,612
News Corp., Class A	466,600	4,250,726
Omnicom Group, Inc.	5,300	167,374
PagesJaunes Groupe S.A.	3,008	29,286
Pearson plc	284,310	2,855,775
Publicis Groupe S.A.	2,463	75,201
Reed Elsevier N.V.	169,676	1,871,239
Reed Elsevier plc	20,310	151,437
Sanoma Oyj	909	14,139
Scripps Networks Interactive, Inc., Class A	1,400	38,962
SES S.A.	5,697	108,768
Singapore Press Holdings Ltd.	25,000	54,429
Societe Television Francaise 1 S.A.	2,957	33,264
Television Broadcasts Ltd.	3,000	12,104
Thomson Reuters plc	3,279	93,561
Time Warner Cable, Inc.	65,954	2,088,763
Time Warner, Inc.	142,320	3,585,041
Toho Co., Ltd.	1,500	24,417
Tokyo Broadcasting System Holdings, Inc.	300	4,710
Viacom, Inc., Class B*	93,600	2,124,720
Vivendi S.A.	186,063	4,457,010
Walt Disney Co.	131,000	3,056,230
Washington Post Co., Class B	100	35,218
Wolters Kluwer N.V.	4,609	80,649

	Number of Shares	Value (Note 1)
WPP plc	23,507	$156,347

		31,821,736

Multiline Retail (0.5%)
Big Lots, Inc.*	1,400	29,442
Family Dollar Stores, Inc.	2,400	67,920
Harvey Norman Holdings Ltd.	6,105	16,174
Isetan Mitsukoshi Holdings Ltd.	5,800	58,887
J. Front Retailing Co., Ltd.	7,000	33,305
J.C. Penney Co., Inc.	3,800	109,098
Kohl’s Corp.*	5,000	213,750
Lifestyle International Holdings Ltd.	6,500	9,005
Macy’s, Inc.	7,200	84,672
Marks & Spencer Group plc	29,265	147,704
Marui Group Co., Ltd.	3,300	23,144
Next plc	3,758	91,070
Nordstrom, Inc.	2,700	53,703
PPR S.A.	1,494	122,247
Sears Holdings Corp.*	1,000	66,520
Takashimaya Co., Ltd.	4,000	31,428
Target Corp.	50,720	2,001,918

		3,159,987

Specialty Retail (2.4%)
ABC-Mart, Inc.	200	5,131
Abercrombie & Fitch Co., Class A	1,500	38,085
AutoNation, Inc.*	1,900	32,965
AutoZone, Inc.*	600	90,666
Bed Bath & Beyond, Inc.*	4,400	135,300
Best Buy Co., Inc.	5,700	190,893
Carphone Warehouse Group plc	4,079	10,680
Chico’s FAS, Inc.*	243,710	2,371,298
Esprit Holdings Ltd.	21,700	120,824
Fast Retailing Co., Ltd.	900	117,220
GameStop Corp., Class A*	2,800	61,628
Gap, Inc.	7,900	129,560
Hennes & Mauritz AB, Class B	9,316	465,721
Hikari Tsushin, Inc.	200	4,491
Home Depot, Inc.	109,730	2,592,920
Inditex S.A.	38,502	1,850,307
Kingfisher plc	1,092,523	3,202,810
Limited Brands, Inc.	4,700	56,259
Lowe’s Cos., Inc.	24,800	481,368
Nitori Co., Ltd.	800	56,780
Office Depot, Inc.*	3,700	16,872
O’Reilly Automotive, Inc.*	2,300	87,584
RadioShack Corp.	2,200	30,712
Sherwin-Williams Co.	1,700	91,375
Shimamura Co., Ltd.	300	23,824
Staples, Inc.	12,100	244,057
Tiffany & Co.	2,100	53,256
TJX Cos., Inc.	7,100	223,366
USS Co., Ltd.	24,590	1,261,687
Yamada Denki Co., Ltd.	1,680	97,610

		14,145,249

Textiles, Apparel & Luxury Goods (0.3%)
Adidas AG	3,662	139,536
Asics Corp.	2,000	18,159
Billabong International Ltd.	2,316	16,275
Burberry Group plc	6,348	44,311
Christian Dior S.A.	1,272	95,124
Cie Financiere Richemont S.A., Class A	10,038	209,149
Coach, Inc.	5,500	147,840
Hermes International S.A.	1,030	143,366

See Notes to Financial Statements. 194

EQ ADVISORS TRUST

EQ/AXA TEMPLETON GROWTH CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Luxottica Group S.p.A.*	2,519	$52,389
LVMH Moet Hennessy Louis Vuitton S.A.	4,398	336,627
NIKE, Inc., Class B	6,400	331,392
Nisshinbo Holdings, Inc.	3,000	33,798
Onward Holdings Co., Ltd.	1,000	6,440
Polo Ralph Lauren Corp.	1,000	53,540
Puma AG Rudolf Dassler Sport	76	16,682
Swatch Group AG	618	99,375
Swatch Group AG (Registered)	602	19,739
VF Corp.	1,500	83,025
Yue Yuen Industrial Holdings Ltd.	8,500	20,009

		1,866,776

Total Consumer Discretionary		79,330,167

Consumer Staples (6.4%)
Beverages (1.1%)
Anheuser-Busch InBev N.V.	13,262	480,118
Asahi Breweries Ltd.	7,600	109,139
Brown-Forman Corp., Class B	1,500	64,470
Carlsberg A/S, Class B	2,077	133,505
Coca Cola Hellenic Bottling Co. S.A.	2,902	59,465
Coca-Cola Amatil Ltd.	8,364	57,941
Coca-Cola Co.	33,500	1,607,665
Coca-Cola Enterprises, Inc.	5,400	89,910
Coca-Cola West Co., Ltd.	500	9,556
Constellation Brands, Inc., Class A*	3,400	43,112
Diageo plc	45,332	651,010
Dr. Pepper Snapple Group, Inc.*	4,100	86,879
Foster’s Group Ltd.	35,549	147,342
Heineken Holding N.V.	1,689	53,735
Heineken N.V.	4,767	177,113
Ito En Ltd.	700	9,929
Kirin Holdings Co., Ltd.	15,000	209,404
Lion Nathan Ltd.	5,894	55,143
Molson Coors Brewing Co., Class B	2,600	110,058
Pepsi Bottling Group, Inc.	2,300	77,832
PepsiCo, Inc.	26,200	1,439,952
Pernod-Ricard S.A.	3,716	234,600
SABMiller plc	16,138	328,526
Sapporo Holdings Ltd.	3,000	17,111

		6,253,515

Food & Staples Retailing (1.8%)
Aeon Co., Ltd.	12,100	119,188
Carrefour S.A.	11,352	485,609
Casino Guichard Perrachon S.A.	1,030	69,572
Colruyt S.A.	265	60,475
Costco Wholesale Corp.	7,300	333,610
CVS Caremark Corp.	44,200	1,408,654
Delhaize Group	1,891	133,140
FamilyMart Co., Ltd.	1,300	40,745
J Sainsbury plc	19,941	102,952
Jeronimo Martins SGPS S.A.	2,575	17,580
Kesko Oyj, Class B	918	24,336
Koninklijke Ahold N.V.	22,730	261,190
Kroger Co.	11,100	244,755
Lawson, Inc.	1,400	61,523
Metcash Ltd.	10,845	37,557
Metro AG	1,980	94,649
Olam International Ltd.	17,000	28,425
Safeway, Inc.	7,300	148,701
Seven & I Holdings Co., Ltd.	14,200	333,148
SUPERVALU, Inc.	3,600	46,620

	Number of Shares	Value (Note 1)
Sysco Corp.	10,000	$224,800
Tesco plc	510,968	2,978,238
UNY Co., Ltd.	2,000	17,014
Walgreen Co.	16,600	488,040
Wal-Mart Stores, Inc.	37,500	1,816,500
Wesfarmers Ltd.	18,638	339,280
Wesfarmers Ltd. (PPS)	2,304	43,485
Whole Foods Market, Inc.	2,400	45,552
Wm. Morrison Supermarkets plc	38,726	150,899
Woolworths Ltd.	22,457	474,862

		10,631,099

Food Products (1.9%)
Ajinomoto Co., Inc.	12,000	94,825
Archer-Daniels-Midland Co.	10,600	283,762
Aryzta AG*	1,257	40,434
Associated British Foods plc	5,575	70,023
Cadbury plc	24,705	211,039
Campbell Soup Co.	3,200	94,144
ConAgra Foods, Inc.	7,600	144,856
Danone S.A.	9,804	484,846
Dean Foods Co.*	3,100	59,489
General Mills, Inc.	5,600	313,712
Golden Agri-Resources Ltd.	120,000	31,393
Goodman Fielder Ltd.	16,292	17,065
H.J. Heinz Co.	5,300	189,210
Hershey Co.	2,600	93,600
Hormel Foods Corp.	1,000	34,540
J.M. Smucker Co.	2,000	97,320
Kellogg Co.	4,300	200,251
Kerry Group plc, Class A	2,973	67,874
Kikkoman Corp.	2,000	20,020
Kraft Foods, Inc., Class A	24,800	628,432
Lindt & Spruengli AG	10	18,716
Lindt & Spruengli AG (Registered)	2	44,202
McCormick & Co., Inc. (Non-Voting)	2,100	68,313
MEIJI Holdings Co. Ltd.*	1,400	56,266
Nestle S.A. (Registered)	113,275	4,275,129
Nippon Meat Packers, Inc.	4,000	50,447
Nisshin Seifun Group, Inc.	2,500	29,681
Nissin Food Holdings Co., Ltd.	1,600	48,472
Parmalat S.p.A.	31,567	76,278
Premier Foods plc*	2,868,725	1,737,845
Sara Lee Corp.	11,900	116,144
Suedzucker AG	832	16,922
Toyo Suisan Kaisha Ltd.	2,000	41,278
Tyson Foods, Inc., Class A	5,200	65,572
Unilever N.V. (CVA)	28,997	699,805
Unilever plc	23,314	547,083
Wilmar International Ltd.	17,000	58,752
Yakult Honsha Co., Ltd.	1,400	26,673
Yamazaki Baking Co., Ltd.	1,000	11,280

		11,165,693

Household Products (0.8%)
Clorox Co.	2,400	133,992
Colgate-Palmolive Co.	8,400	594,216
Henkel AG & Co. KGaA	2,026	54,631
Henkel AG & Co. KGaA (Preference)	2,984	93,233
Kao Corp.	10,000	217,933
Kimberly-Clark Corp.	7,000	367,010
Procter & Gamble Co.	49,000	2,503,900
Reckitt Benckiser Group plc	10,934	498,307

See Notes to Financial Statements. 195

EQ ADVISORS TRUST

EQ/AXA TEMPLETON GROWTH CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Unicharm Corp.	800	$61,072

		4,524,294

Personal Products (0.1%)
Avon Products, Inc.	7,200	185,616
Beiersdorf AG	1,430	67,410
Estee Lauder Cos., Inc., Class A	2,000	65,340
L’Oreal S.A.	4,318	323,282
Shiseido Co., Ltd.	7,000	114,534

		756,182

Tobacco (0.7%)
Altria Group, Inc.	34,900	572,011
British American Tobacco plc	36,028	995,288
Imperial Tobacco Group plc	18,514	481,536
Japan Tobacco, Inc.	83	258,707
Lorillard, Inc.	2,900	196,533
Philip Morris International, Inc.	33,200	1,448,184
Reynolds American, Inc.	2,700	104,274
Swedish Match AB	3,921	63,736

		4,120,269

Total Consumer Staples		37,451,052

Energy (9.6%)
Energy Equipment & Services (1.2%)
Aker Solutions ASA	130,360	1,083,078
AMEC plc	5,123	55,158
Baker Hughes, Inc.	5,200	189,488
BJ Services Co.	5,000	68,150
Cameron International Corp.*	3,700	104,710
Cie Generale de Geophysique - Veritas*	2,990	53,978
Diamond Offshore Drilling, Inc.	1,100	91,355
ENSCO International, Inc.	2,400	83,688
FMC Technologies, Inc.*	2,200	82,676
Fugro N.V. (CVA)	963	39,988
Halliburton Co.	73,130	1,513,791
Nabors Industries Ltd.*	4,900	76,342
National Oilwell Varco, Inc.*	7,100	231,886
Rowan Cos., Inc.	2,000	38,640
Saipem S.p.A.	5,183	126,519
SBM Offshore N.V.	90,453	1,549,395
Schlumberger Ltd.	20,100	1,087,611
Seadrill Ltd.	5,581	80,193
Smith International, Inc.	3,700	95,275
Technip S.A.	2,017	99,146
Tenaris S.A.	8,697	117,575
WorleyParsons Ltd.	3,033	57,785

		6,926,427

Oil, Gas & Consumable Fuels (8.4%)
Anadarko Petroleum Corp.	8,400	381,276
Apache Corp.	5,700	411,255
Arrow Energy Ltd.*	11,006	31,319
BG Group plc	154,066	2,588,609
BP plc	894,568	7,078,858
Cabot Oil & Gas Corp.	1,800	55,152
Cairn Energy plc*	2,242	86,614
Caltex Australia Ltd.	1,795	19,943
Chesapeake Energy Corp.	9,500	188,385
Chevron Corp.	46,430	3,075,988
ConocoPhillips	24,900	1,047,294
Consol Energy, Inc.	3,100	105,276
Cosmo Oil Co., Ltd.	8,000	27,112
Denbury Resources, Inc.*	4,200	61,866
Devon Energy Corp.	7,500	408,750

	Number of Shares	Value (Note 1)
El Paso Corp.	181,990	$1,679,768
Energy Resources of Australia Ltd.	1,341	25,168
ENI S.p.A.	197,628	4,688,301
EOG Resources, Inc.	4,200	285,264
Exxon Mobil Corp.	82,100	5,739,611
Galp Energia SGPS S.A., Class B	3,215	45,165
Gazprom OAO (ADR)	74,400	1,508,832
Hellenic Petroleum S.A.	1,510	14,597
Hess Corp.	4,800	258,000
Idemitsu Kosan Co., Ltd.	300	25,650
INPEX Corp.	16	127,444
Japan Petroleum Exploration Co.	400	22,070
Lundin Petroleum AB*	3,030	23,569
Marathon Oil Corp.	12,000	361,560
Massey Energy Co.	1,500	29,310
Mongolia Energy Co., Ltd.*	34,000	12,662
Murphy Oil Corp.	3,200	173,824
Neste Oil Oyj	1,824	25,393
Nippon Mining Holdings, Inc.	16,500	85,158
Nippon Oil Corp.	23,000	135,379
Noble Energy, Inc.	2,900	171,013
Occidental Petroleum Corp.	13,600	895,016
OMV AG	2,931	109,879
Origin Energy Ltd.	15,936	187,518
Paladin Energy Ltd.*	10,693	42,103
Peabody Energy Corp.	4,500	135,720
Pioneer Natural Resources Co.	2,000	51,000
Range Resources Corp.	2,700	111,807
Repsol YPF S.A.	13,196	295,916
Royal Dutch Shell plc, Class A	63,009	1,578,009
Royal Dutch Shell plc, Class B	203,638	5,141,120
Santos Ltd.	14,902	175,062
Saras S.p.A.	3,818	10,908
Showa Shell Sekiyu KK	2,400	25,297
Southwestern Energy Co.*	5,700	221,445
Spectra Energy Corp.	10,500	177,660
StatoilHydro ASA	64,000	1,264,251
Sunoco, Inc.	2,000	46,400
Tesoro Corp.	2,400	30,552
TonenGeneral Sekiyu KK	4,000	40,650
Total S.A.	122,341	6,626,256
Tullow Oil plc	13,701	211,971
Valero Energy Corp.	9,400	158,766
Williams Cos., Inc.	9,800	152,978
Woodside Petroleum Ltd.	9,035	313,077
XTO Energy, Inc.	9,800	373,772

		49,382,568

Total Energy		56,308,995

Financials (14.0%)
Capital Markets (1.7%)
3i Group plc	18,999	76,016
Ameriprise Financial, Inc.	4,400	106,788
Bank of New York Mellon Corp.	51,850	1,519,723
Charles Schwab Corp.	15,900	278,886
Credit Suisse Group AG (Registered)	20,904	954,261
Daiwa Securities Group, Inc.	24,000	141,851
Deutsche Bank AG (Registered)	9,915	603,357
E*TRADE Financial Corp.*	15,400	19,712
Federated Investors, Inc., Class B	1,600	38,544
Franklin Resources, Inc.	2,600	187,226
Goldman Sachs Group, Inc.	8,500	1,253,240
ICAP plc	8,026	59,761
Invesco Ltd.	6,900	122,958

See Notes to Financial Statements. 196

EQ ADVISORS TRUST

EQ/AXA TEMPLETON GROWTH CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Investec plc	5,415	$29,225
Jafco Co., Ltd.	400	13,337
Janus Capital Group, Inc.	2,800	31,920
Julius Baer Holding AG (Registered)	3,962	154,478
Legg Mason, Inc.	2,500	60,950
Macquarie Group Ltd.	5,675	178,249
Man Group plc	32,082	147,252
Marfin Investment Group S.A.*	10,191	43,421
Matsui Securities Co., Ltd.	1,400	12,655
Mediobanca S.p.A.	8,888	106,827
Mizuho Securities Co. Ltd.	7,000	21,760
Morgan Stanley	22,700	647,177
Nomura Holdings, Inc.	45,700	382,880
Northern Trust Corp.	4,100	220,088
Perpetual Ltd.	320	7,327
SBI Holdings, Inc.	334	67,688
Schroders plc	1,544	20,900
State Street Corp.	8,200	387,040
T. Rowe Price Group, Inc.	4,400	183,348
UBS AG (Registered)*	133,433	1,632,518

		9,711,363

Commercial Banks (5.5%)
77 Bank Ltd.	5,000	29,001
Alpha Bank AE*	7,213	77,940
Aozora Bank Ltd.*	10,000	15,368
Australia & New Zealand Banking Group Ltd.	42,615	563,356
Banca Carige S.p.A.	10,722	29,476
Banca Monte dei Paschi di Siena S.p.A.	38,042	61,447
Banca Popolare Societa Cooperativa	5,783	34,609
Banco Bilbao Vizcaya Argentaria S.A.	63,025	794,206
Banco Comercial Portugues S.A. (Registered), Class R	36,587	37,164
Banco de Sabadell S.A.	15,105	94,439
Banco de Valencia S.A.	2,907	28,214
Banco Espirito Santo S.A. (Registered)	10,469	56,492
Banco Popolare S.c.a.r.l.*	12,157	90,785
Banco Popular Espanol S.A.	14,312	125,237
Banco Santander S.A.	143,810	1,735,496
Bank of Cyprus PCL	11,847	66,061
Bank of East Asia Ltd.	29,400	89,572
Bank of Kyoto Ltd.	5,000	46,219
Bank of Yokohama Ltd.	20,000	106,524
Bankinter S.A.	4,868	57,572
Barclays plc	170,228	792,876
BB&T Corp.	10,900	239,582
Bendigo and Adelaide Bank Ltd.	4,056	22,685
BNP Paribas S.A.	14,767	958,288
BOC Hong Kong Holdings Ltd.	73,000	129,219
Chiba Bank Ltd.	12,000	78,078
Chugoku Bank Ltd.	2,000	27,680
Chuo Mitsui Trust Holdings, Inc.	18,000	68,310
Comerica, Inc.	2,600	54,990
Commerzbank AG*	13,576	84,410
Commonwealth Bank of Australia	26,721	835,488
Credit Agricole S.A.	16,109	201,765
Danske Bank A/S*	8,635	149,051
DBS Group Holdings Ltd.	33,000	267,811
Deutsche Postbank AG*	1,316	33,555
Dexia S.A.*	9,983	75,703
DnB NOR ASA*	12,500	95,706

	Number of Shares	Value (Note 1)
EFG Eurobank Ergasias S.A.*	4,894	$50,983
Erste Group Bank AG	3,438	93,410
Fifth Third Bancorp	11,900	84,490
First Horizon National Corp.*	3,657	43,882
Fukuoka Financial Group, Inc.	12,000	53,509
Gunma Bank Ltd.	5,000	27,726
Hachijuni Bank Ltd.	6,000	33,848
Hang Seng Bank Ltd.	14,700	208,697
Hiroshima Bank Ltd.	7,000	29,091
Hokuhoku Financial Group, Inc.	18,000	44,960
HSBC Holdings plc	627,907	5,237,578
Huntington Bancshares, Inc./Ohio	8,200	34,276
ICICI Bank Ltd. (ADR)	43,240	1,275,580
Intesa Sanpaolo S.p.A.*	738,451	2,383,687
Iyo Bank Ltd.	3,000	30,575
Joyo Bank Ltd.	11,000	55,922
KB Financial Group, Inc. (ADR)*	24,270	808,434
KBC Groep N.V.*	3,180	58,011
KeyCorp	11,900	62,356
Lloyds Banking Group plc	301,306	346,758
M&T Bank Corp.	1,300	66,209
Marshall & Ilsley Corp.	6,100	29,280
Mitsubishi UFJ Financial Group, Inc.	312,100	1,918,539
Mizuho Financial Group, Inc.	172,836	401,981
Mizuho Trust & Banking Co., Ltd.*	20,000	25,749
National Australia Bank Ltd.	34,943	629,117
National Bank of Greece S.A.*	9,550	261,653
Natixis S.A.*	19,140	37,038
Nishi-Nippon City Bank Ltd.	10,000	25,147
Nordea Bank AB	58,938	467,635
Oversea-Chinese Banking Corp., Ltd.	46,000	211,531
Piraeus Bank S.A.*	4,633	45,668
PNC Financial Services Group, Inc.	7,700	298,837
Raiffeisen International Bank Holding AG	798	27,713
Regions Financial Corp.	20,600	83,224
Resona Holdings, Inc.	9,300	130,362
Royal Bank of Scotland Group plc*	310,033	197,158
Sapporo Hokuyo Holdings, Inc.*	2,900	8,307
Seven Bank Ltd.	6	15,689
Shinsei Bank Ltd.*	22,000	35,122
Shizuoka Bank Ltd.	10,000	98,779
Skandinaviska Enskilda Banken AB, Class A*	28,876	126,921
Societe Generale S.A.	8,200	447,388
Standard Chartered plc	34,354	647,044
Sumitomo Mitsui Financial Group, Inc.	16,300	659,146
Sumitomo Trust & Banking Co., Ltd.	27,000	145,344
SunTrust Banks, Inc.	7,800	128,310
Suruga Bank Ltd.	3,000	28,594
Svenska Handelsbanken AB, Class A	8,465	159,955
Swedbank AB, Class A*	7,328	42,665
U.S. Bancorp	31,800	569,856
UniCredit S.p.A.*	866,239	2,219,277
Unione di Banche Italiane S.c.p.A.	11,007	143,683
United Overseas Bank Ltd.	22,000	222,234
Wells Fargo & Co.	78,300	1,899,558
Westpac Banking Corp.	52,836	855,857
Wing Hang Bank Ltd.	2,500	22,124
Yamaguchi Financial Group, Inc.	3,000	39,530

See Notes to Financial Statements. 197

EQ ADVISORS TRUST

EQ/AXA TEMPLETON GROWTH CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Zions Bancorporation	2,000	$23,120

		32,613,492

Consumer Finance (0.5%)
Acom Co., Ltd.	640	15,974
Aeon Credit Service Co., Ltd.	1,000	13,019
American Express Co.	104,090	2,419,052
Capital One Financial Corp.	7,900	172,852
Credit Saison Co., Ltd.	3,200	40,407
Discover Financial Services	8,200	84,214
ORIX Corp.	1,650	97,310
Promise Co., Ltd.	900	11,457
SLM Corp.*	8,000	82,160

		2,936,445

Diversified Financial Services (1.6%)
ASX Ltd.	3,302	98,103
Bank of America Corp.	136,100	1,796,520
Cie Nationale a Portefeuille	527	25,477
CIT Group, Inc.	6,800	14,620
Citigroup, Inc.	91,500	271,755
CME Group, Inc.	1,104	343,465
Criteria Caixacorp S.A.	13,215	61,118
Deutsche Boerse AG	3,512	272,966
Eurazeo S.A.	696	29,011
Exor S.p.A.	839	12,152
Fortis*	41,092	140,100
Groupe Bruxelles Lambert S.A.	1,465	107,288
Hong Kong Exchanges and Clearing Ltd.	19,300	299,429
ING Groep N.V. (CVA)	217,474	2,188,898
IntercontinentalExchange, Inc.*	1,200	137,088
Investor AB, Class B	8,489	131,304
JPMorgan Chase & Co.	91,740	3,129,251
Leucadia National Corp.*	3,100	65,379
London Stock Exchange Group plc	1,891	21,913
Mitsubishi UFJ Lease & Finance Co., Ltd.	790	25,546
Moody’s Corp.	3,300	86,955
NASDAQ OMX Group, Inc.*	2,400	51,144
NYSE Euronext	4,400	119,900
Pargesa Holding S.A.	342	21,340
Pohjola Bank plc	2,090	16,716
Singapore Exchange Ltd.	17,000	83,054

		9,550,492

Insurance (3.1%)
ACE Ltd.	32,370	1,431,725
Admiral Group plc	2,663	38,235
Aegon N.V.	26,105	160,562
Aflac, Inc.	7,900	245,611
Aioi Insurance Co., Ltd.	7,000	31,823
Alleanza Assicurazioni S.p.A.	8,672	59,712
Allianz SE (Registered)	8,039	743,380
Allstate Corp.	9,100	222,040
American International Group, Inc.	46,100	53,476
AMP Ltd.	36,362	142,477
Aon Corp.	4,600	174,202
Assicurazioni Generali S.p.A.	18,844	393,287
Assurant, Inc.	2,000	48,180
Aviva plc	544,938	3,079,414
Baloise Holding AG (Registered)	807	59,907
Chubb Corp.	6,000	239,280
Cincinnati Financial Corp.	2,800	62,580
CNP Assurances S.A.	781	74,568
Fondiaria-Sai S.p.A.	582	9,449

	Number of Shares	Value (Note 1)
Friends Provident Group plc	32,721	$35,463
Genworth Financial, Inc., Class A	7,600	53,124
Hannover Rueckversicherung AG (Registered)*	865	31,999
Hartford Financial Services Group, Inc.	5,600	66,472
Insurance Australia Group Ltd.	38,655	108,408
Legal & General Group plc	110,937	103,674
Lincoln National Corp.	4,700	80,887
Loews Corp.	6,100	167,140
Mapfre S.A.	12,520	40,751
Marsh & McLennan Cos., Inc.	8,700	175,131
MBIA, Inc.*	2,100	9,093
Mediolanum S.p.A.	2,314	12,384
MetLife, Inc.	13,600	408,136
Mitsui Sumitomo Insurance Group Holdings, Inc.	7,200	187,754
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	18,256	2,469,027
Nipponkoa Insurance Co., Ltd.	13,000	75,403
Nissay Dowa General Insurance Co., Ltd.	1,000	4,810
Old Mutual plc	94,374	125,670
Principal Financial Group, Inc.	5,300	99,852
Progressive Corp.*	202,230	3,055,695
Prudential Financial, Inc.	7,800	290,316
Prudential plc	45,815	311,742
QBE Insurance Group Ltd.	18,451	294,401
RSA Insurance Group plc	61,744	122,518
Sampo Oyj, Class A	8,015	151,247
SCOR SE	3,490	71,674
Sompo Japan Insurance, Inc.	16,000	106,226
Sony Financial Holdings, Inc.	18	49,548
Standard Life plc(b)§	35,867	109,828
Suncorp-Metway Ltd.	24,372	130,867
Swiss Life Holding AG (Registered)*	616	53,474
Swiss Reinsurance (Registered)	6,534	216,180
T&D Holdings, Inc.	4,350	124,037
Tokio Marine Holdings, Inc.	13,200	362,534
Topdanmark A/S*	205	23,958
Torchmark Corp.	1,500	55,560
Travelers Cos., Inc.	9,700	398,088
TrygVesta A/S	325	19,174
Unipol Gruppo Finanziario S.p.A.*	7,484	8,765
Unum Group	5,500	87,230
Vienna Insurance Group	501	21,775
XL Capital Ltd., Class A	5,900	67,614
Zurich Financial Services AG	2,737	484,476

		18,142,013

Real Estate Investment Trusts (REITs) (0.5%)
Apartment Investment & Management Co. (REIT), Class A	2,100	18,585
Ascendas Real Estate Investment Trust (REIT)	16,000	17,515
AvalonBay Communities, Inc. (REIT)	1,400	78,316
Boston Properties LP (REIT)	2,400	114,480
British Land Co. plc (REIT)	15,894	100,240
CapitaMall Trust (REIT)	30,000	28,884
CFS Retail Property Trust (REIT)	23,507	31,078
Corio N.V. (REIT)	605	29,490
Dexus Property Group (REIT)	66,971	40,149
Equity Residential (REIT)	4,700	104,481
Fonciere Des Regions (REIT)	536	40,330

See Notes to Financial Statements. 198

EQ ADVISORS TRUST

EQ/AXA TEMPLETON GROWTH CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Gecina S.A. (REIT)	419	$25,925
GPT Group (REIT)	177,813	69,403
Hammerson plc (REIT)	13,301	67,410
HCP, Inc. (REIT)	4,600	97,474
Health Care REIT, Inc. (REIT)	1,900	64,790
Host Hotels & Resorts, Inc. (REIT)	10,000	83,900
ICADE (REIT)	366	30,100
Japan Prime Realty Investment Corp. (REIT)	7	15,129
Japan Real Estate Investment Corp. (REIT)	7	58,097
Japan Retail Fund Investment Corp. (REIT)	4	18,453
Kimco Realty Corp. (REIT)	5,300	53,265
Klepierre S.A. (REIT)	1,912	49,318
Land Securities Group plc (REIT)	14,662	114,070
Liberty International plc (REIT)	6,651	43,664
Link REIT (REIT)	40,500	86,344
Mirvac Group (REIT)	36,619	31,560
Nippon Building Fund, Inc. (REIT)	11	94,141
Nomura Real Estate Office Fund, Inc. (REIT)	4	25,405
Plum Creek Timber Co., Inc. (REIT)	2,800	83,384
ProLogis (REIT)	7,200	58,032
Public Storage (REIT)	2,100	137,508
Segro plc (REIT)	80,672	32,306
Simon Property Group, Inc. (REIT)	4,741	243,830
Stockland Corp., Ltd. (REIT)	44,749	114,742
Unibail-Rodamco S.A. (REIT)	1,558	232,658
Ventas, Inc. (REIT)	2,700	80,622
Vornado Realty Trust (REIT)	2,526	113,767
Westfield Group (REIT)	37,187	338,716

		3,067,561

Real Estate Management & Development (1.1%)
Aeon Mall Co., Ltd.	1,100	20,814
CapitaLand Ltd.	50,000	126,989
CB Richard Ellis Group, Inc., Class A*	3,900	36,504
Cheung Kong Holdings Ltd.	169,000	1,937,452
Chinese Estates Holdings Ltd.	10,500	19,221
City Developments Ltd.	10,000	59,028
Daito Trust Construction Co., Ltd.	1,500	70,410
Daiwa House Industry Co., Ltd.	10,000	107,156
Hang Lung Group Ltd.	13,000	61,110
Hang Lung Properties Ltd.	39,000	128,740
Henderson Land Development Co., Ltd.	20,000	114,422
Hopewell Holdings Ltd.	8,000	24,967
Hysan Development Co., Ltd.	8,000	20,516
Kerry Properties Ltd.	13,000	57,785
Lend Lease Corp., Ltd.	5,997	33,782
Leopalace21 Corp.	1,500	13,326
Mitsubishi Estate Co., Ltd.	22,000	364,451
Mitsui Fudosan Co., Ltd.	16,000	277,197
New World Development Ltd.	48,000	86,644
Nomura Real Estate Holdings, Inc.	1,400	24,064
NTT Urban Development Corp.	14	13,500
Sino Land Co.	36,000	59,157
Sumitomo Realty & Development Co., Ltd.	7,000	127,331
Sun Hung Kai Properties Ltd.	27,000	336,071
Swire Pacific Ltd., Class A	194,500	1,958,416
Tokyo Tatemono Co., Ltd.	6,000	33,207

	Number of Shares	Value (Note 1)
Tokyu Land Corp.	9,000	$40,654
UOL Group Ltd.	6,000	13,633
Wharf Holdings Ltd.	27,000	114,144
Wheelock & Co., Ltd.	14,000	36,024

		6,316,715

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	8,900	118,281
People’s United Financial, Inc.	6,000	90,240

		208,521

Total Financials		82,546,602

Health Care (13.9%)
Biotechnology (1.8%)
Actelion Ltd. (Registered)*	1,745	91,507
Amgen, Inc.*	157,800	8,353,932
Biogen Idec, Inc.*	5,000	225,750
Celgene Corp.*	7,800	373,152
Cephalon, Inc.*	1,200	67,980
CSL Ltd.	11,235	290,379
Genzyme Corp.*	4,600	256,082
Gilead Sciences, Inc.*	15,200	711,968
Grifols S.A.	2,561	45,294

		10,416,044

Health Care Equipment & Supplies (1.9%)
Baxter International, Inc.	10,000	529,600
Becton, Dickinson & Co.	3,900	278,109
BioMerieux	146	12,806
Boston Scientific Corp.*	337,330	3,420,526
C.R. Bard, Inc.	1,700	126,565
Cie Generale d’Optique Essilor International S.A.	3,885	185,463
Cochlear Ltd.	833	38,694
Coloplast A/S, Class B	285	19,636
Covidien plc	113,130	4,235,587
DENTSPLY International, Inc.	2,600	79,352
Fresenius SE	295	13,842
Fresenius SE (Preference)	1,299	70,195
Getinge AB, Class B	3,179	41,686
Hospira, Inc.*	2,600	100,152
Intuitive Surgical, Inc.*	666	108,998
Medtronic, Inc.	18,800	655,932
Nobel Biocare Holding AG (Registered)	1,981	43,427
Olympus Corp.	4,000	93,994
Smith & Nephew plc	16,223	120,273
Sonova Holding AG	763	62,094
St. Jude Medical, Inc.*	5,800	238,380
Straumann Holding AG (Registered)	103	18,795
Stryker Corp.	3,800	151,012
Synthes, Inc.	1,184	114,612
Terumo Corp.	3,100	136,463
Varian Medical Systems, Inc.*	2,100	73,794
William Demant Holding A/S*	273	14,130
Zimmer Holdings, Inc.*	3,800	161,880

		11,145,997

Health Care Providers & Services (1.2%)
Aetna, Inc.	7,800	195,390
Alfresa Holdings Corp.	400	18,411
AmerisourceBergen Corp.	5,200	92,248
Cardinal Health, Inc.	5,900	180,245
Celesio AG	1,202	27,628
CIGNA Corp.	4,600	110,814
Coventry Health Care, Inc.*	2,600	48,646

See Notes to Financial Statements. 199

EQ ADVISORS TRUST

EQ/AXA TEMPLETON GROWTH CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
DaVita, Inc.*	1,600	$79,136
Express Scripts, Inc.*	4,500	309,375
Fresenius Medical Care AG & Co. KGaA	3,532	157,628
Humana, Inc.*	2,900	93,554
Laboratory Corp. of America Holdings*	1,900	128,801
McKesson Corp.	4,600	202,400
Medco Health Solutions, Inc.*	8,000	364,880
Mediceo Paltac Holdings Co., Ltd.	2,000	22,885
Patterson Cos., Inc.*	1,300	28,210
Quest Diagnostics, Inc.	70,680	3,988,472
Sonic Healthcare Ltd.	7,226	71,538
Suzuken Co., Ltd.	1,000	28,916
Tenet Healthcare Corp.*	5,700	16,074
UnitedHealth Group, Inc.	20,300	507,094
WellPoint, Inc.*	8,000	407,120

		7,079,465

Health Care Technology (0.0%)
IMS Health, Inc.	2,700	34,290

Life Sciences Tools & Services (0.3%)
Life Technologies Corp.*	3,000	125,160
Lonza Group AG (Registered)	15,075	1,497,173
Millipore Corp.*	1,000	70,210
PerkinElmer, Inc.	1,700	29,580
QIAGEN N.V.*	3,206	59,507
Thermo Fisher Scientific, Inc.*	6,900	281,313
Waters Corp.*	1,700	87,499

		2,150,442

Pharmaceuticals (8.7%)
Abbott Laboratories, Inc.	54,370	2,557,565
Allergan, Inc.	5,200	247,416
Astellas Pharma, Inc.	8,400	296,722
AstraZeneca plc	26,089	1,148,892
Bayer AG	13,562	728,226
Bristol-Myers Squibb Co.	99,390	2,018,611
Chugai Pharmaceutical Co., Ltd.	4,200	80,021
Daiichi Sankyo Co., Ltd.	12,600	225,461
Dainippon Sumitomo Pharma Co., Ltd.	2,000	17,477
Eisai Co., Ltd.	4,800	170,789
Elan Corp. plc*	8,710	58,309
Eli Lilly & Co.	17,000	588,880
Forest Laboratories, Inc.*	4,900	123,039
GlaxoSmithKline plc	379,999	6,691,618
H. Lundbeck A/S	1,400	26,668
Hisamitsu Pharmaceutical Co., Inc.	900	27,956
Ipsen S.A.	237	10,361
Johnson & Johnson	46,400	2,635,520
King Pharmaceuticals, Inc.*	4,300	41,409
Kyowa Hakko Kirin Co., Ltd.	4,000	45,113
Merck & Co., Inc.	111,910	3,129,004
Merck KGaA	23,228	2,368,100
Mitsubishi Tanabe Pharma Corp.	4,000	45,969
Mylan, Inc.*	5,200	67,860
Novartis AG (Registered)	137,883	5,601,975
Novo Nordisk A/S, Class B	8,383	455,633
Ono Pharmaceutical Co., Ltd.	1,500	66,364
Orion Oyj, Class B	1,088	17,070
Pfizer, Inc.	436,500	6,547,500
Roche Holding AG	41,903	5,700,851
Sanofi-Aventis S.A.	113,823	6,694,070

	Number of Shares	Value (Note 1)
Santen Pharmaceutical Co., Ltd.	1,000	$30,415
Schering-Plough Corp.	27,400	688,288
Shionogi & Co., Ltd.	5,000	96,590
Shire plc	10,346	142,694
Taisho Pharmaceutical Co., Ltd.	2,000	37,852
Takeda Pharmaceutical Co., Ltd.	13,700	532,336
Tsumura & Co.	800	24,928
UCB S.A.	1,582	50,713
Watson Pharmaceuticals, Inc.*	1,800	60,642
Wyeth	22,400	1,016,736

		51,115,643

Total Health Care		81,941,881

Industrials (11.1%)
Aerospace & Defense (1.2%)
BAE Systems plc	326,414	1,822,054
Boeing Co.	12,200	518,500
Cobham plc	17,106	48,791
Empresa Brasileira de Aeronautica S.A. (ADR)	54,400	900,864
European Aeronautic Defence and Space Co. N.V.	7,900	128,025
Finmeccanica S.p.A.	7,597	107,201
General Dynamics Corp.	6,500	360,035
Goodrich Corp.	2,100	104,937
Honeywell International, Inc.	12,300	386,220
ITT Corp.	3,100	137,950
L-3 Communications Holdings, Inc.	2,000	138,760
Lockheed Martin Corp.	5,600	451,640
Northrop Grumman Corp.	5,500	251,240
Precision Castparts Corp.	2,400	175,272
Raytheon Co.	6,800	302,124
Rockwell Collins, Inc.	2,500	104,325
Rolls-Royce Group plc*	33,545	200,015
Safran S.A.	3,957	52,319
Singapore Technologies Engineering Ltd.	19,000	32,070
Thales S.A.	1,846	82,609
United Technologies Corp.	15,900	826,164

		7,131,115

Air Freight & Logistics (1.9%)
C.H. Robinson Worldwide, Inc.	2,900	151,235
Deutsche Post AG (Registered)	167,849	2,193,832
Expeditors International of Washington, Inc.	3,600	120,024
FedEx Corp.	61,770	3,435,647
TNT N.V.	6,787	132,194
Toll Holdings Ltd.	12,605	62,538
United Parcel Service, Inc., Class B	98,800	4,939,012
Yamato Holdings Co., Ltd.	7,000	93,002

		11,127,484

Airlines (0.1%)
Air France-KLM	3,082	39,513
All Nippon Airways Co., Ltd.	13,000	45,399
British Airways plc*	10,069	20,737
Cathay Pacific Airways Ltd.	14,000	19,242
Deutsche Lufthansa AG (Registered)	4,780	60,086
Iberia Lineas Aereas de Espana S.A.*	5,937	12,611
Japan Airlines Corp.*	12,000	23,120
Qantas Airways Ltd.	22,769	36,730
Singapore Airlines Ltd.	10,000	91,616

See Notes to Financial Statements. 200

EQ ADVISORS TRUST

EQ/AXA TEMPLETON GROWTH CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Southwest Airlines Co.	12,600	$84,798

		433,852

Building Products (0.1%)
Asahi Glass Co., Ltd.	19,000	151,625
Assa Abloy AB, Class B	4,916	68,523
Cie de Saint-Gobain S.A.	6,699	223,991
Daikin Industries Ltd.	4,400	140,661
Geberit AG (Registered)	667	82,205
JS Group Corp.	4,000	61,594
Masco Corp.	6,200	59,396
Nippon Sheet Glass Co., Ltd.	12,000	34,751
TOTO Ltd.	3,000	20,914

		843,660

Commercial Services & Supplies (0.9%)
Avery Dennison Corp.	1,700	43,656
Brambles Ltd.	231,686	1,108,386
Cintas Corp.	2,300	52,532
Dai Nippon Printing Co., Ltd.	12,000	164,043
G4S plc	19,509	67,089
Iron Mountain, Inc.*	2,800	80,500
Pitney Bowes, Inc.	68,350	1,498,915
R.R. Donnelley & Sons Co.	3,100	36,022
Rentokil Initial plc	936,970	1,382,718
Republic Services, Inc.	5,500	134,255
Secom Co., Ltd.	3,900	158,193
Securitas AB, Class B	4,668	39,730
Serco Group plc	7,086	49,230
Societe BIC S.A.	332	19,068
Stericycle, Inc.*	1,500	77,295
Toppan Printing Co., Ltd.	10,000	100,495
Waste Management, Inc.	8,300	233,728

		5,245,855

Construction & Engineering (0.3%)
ACS Actividades de Construccion y Servicios S.A.	2,763	140,095
Balfour Beatty plc	6,911	35,183
Bouygues S.A.	4,344	163,356
Eiffage S.A.	851	49,659
Fluor Corp.	3,100	158,999
Fomento de Construcciones y Contratas S.A.	558	22,919
Grupo Ferrovial S.A.	1,277	41,095
Hochtief AG	612	30,920
Jacobs Engineering Group, Inc.*	2,100	88,389
JGC Corp.	4,000	64,344
Kajima Corp.	13,000	40,421
Kinden Corp.	1,000	8,762
Koninklijke Boskalis Westminster N.V.	743	16,848
Leighton Holdings Ltd.	2,943	55,411
Obayashi Corp.	12,000	58,692
Quanta Services, Inc.*	3,400	78,642
Sacyr Vallehermoso S.A.	1,257	17,426
Shimizu Corp.	11,000	47,753
Skanska AB, Class B	7,396	82,714
Taisei Corp.	14,000	33,705
Vinci S.A.	7,546	338,666

		1,573,999

Electrical Equipment (0.5%)
ABB Ltd. (Registered)*	40,650	639,851
Alstom S.A.	3,625	214,551
Cooper Industries Ltd., Class A	2,900	90,045
Emerson Electric Co.	12,500	405,000

	Number of Shares	Value (Note 1)
Fuji Electric Holdings Co., Ltd.	6,000	$9,902
Furukawa Electric Co., Ltd.	13,000	58,308
Gamesa Corp. Tecnologica S.A.	3,485	66,162
GS Yuasa Corp.	6,000	52,681
Legrand S.A.	2,319	50,663
Mitsubishi Electric Corp.	35,000	220,225
Panasonic Electric Works Co., Ltd.	6,000	56,638
Prysmian S.p.A.	1,449	21,829
Renewable Energy Corp. A/S*	4,200	32,839
Rockwell Automation, Inc.	2,400	77,088
Schneider Electric S.A.	4,207	321,750
Solarworld AG	1,323	31,243
Sumitomo Electric Industries Ltd.	13,900	155,822
Ushio, Inc.	1,600	25,515
Vestas Wind Systems A/S*	3,837	275,834

		2,805,946

Industrial Conglomerates (2.7%)
3M Co.	11,700	703,170
CSR Ltd.	18,618	25,353
Fraser and Neave Ltd.†	14,000	37,503
General Electric Co.	334,940	3,925,497
Hankyu Hanshin Holdings, Inc.	20,000	93,596
Hutchison Whampoa Ltd.	40,000	260,801
Keppel Corp., Ltd.	26,000	123,439
Koninklijke Philips Electronics N.V.	118,348	2,188,411
NWS Holdings Ltd.	12,000	21,600
Orkla ASA	14,400	104,904
SembCorp Industries Ltd.	13,000	27,026
Siemens AG (Registered)	71,073	4,920,415
Smiths Group plc	6,030	69,785
Textron, Inc.	4,200	40,572
Tomkins plc	12,055	29,459
Tyco International Ltd.	122,510	3,182,810

		15,754,341

Machinery (0.8%)
Alfa Laval AB	5,653	54,108
Amada Co., Ltd.	5,000	30,899
Atlas Copco AB, Class A	12,963	129,986
Atlas Copco AB, Class B	5,810	52,604
Caterpillar, Inc.	10,200	337,008
Cosco Corp. (Singapore) Ltd.	25,000	21,388
Cummins, Inc.	3,400	119,714
Danaher Corp.	4,300	265,482
Deere & Co.	7,100	283,645
Dover Corp.	3,200	105,888
Eaton Corp.	2,800	124,908
Fanuc Ltd.	3,500	279,267
Flowserve Corp.	1,000	69,810
GEA Group AG	2,353	35,695
Hino Motors Ltd.	3,000	9,298
Hitachi Construction Machinery Co., Ltd.	2,300	37,203
IHI Corp.*	20,000	34,405
Illinois Tool Works, Inc.	6,500	242,710
Invensys plc	11,647	42,933
Japan Steel Works Ltd.	6,000	73,667
JTEKT Corp.	3,600	36,296
Kawasaki Heavy Industries Ltd.	29,000	79,481
Komatsu Ltd.	17,600	270,112
Kone Oyj, Class B	2,749	84,426
Kubota Corp.	21,000	172,465
Kurita Water Industries Ltd.	2,200	70,874
MAN SE	2,070	127,314

See Notes to Financial Statements. 201

EQ ADVISORS TRUST

EQ/AXA TEMPLETON GROWTH CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Manitowoc Co., Inc.	2,400	$12,624
Metso Oyj	2,629	49,244
Minebea Co., Ltd.	5,000	21,154
Mitsubishi Heavy Industries Ltd.	56,000	231,000
Mitsui Engineering & Shipbuilding Co., Ltd.	10,000	23,444
NGK Insulators Ltd.	5,000	101,529
NSK Ltd.	9,000	45,435
NTN Corp.	5,000	19,904
PACCAR, Inc.	6,200	201,562
Pall Corp.	2,100	55,776
Parker Hannifin Corp.	2,700	115,992
Sandvik AB	19,258	143,489
Scania AB, Class B	4,941	49,176
Schindler Holding AG	1,217	75,565
SembCorp Marine Ltd.	19,000	35,012
SKF AB, Class B	7,744	95,721
SMC Corp.	1,000	107,183
Sumitomo Heavy Industries Ltd.	11,000	48,663
THK Co., Ltd.	1,700	25,348
Vallourec S.A.	1,036	125,953
Volvo AB, Class A	6,456	39,931
Volvo AB, Class B	21,013	130,211
Wartsila Oyj	1,365	44,093
Zardoya Otis S.A.	1,999	41,782

		5,031,377

Marine (0.1%)
A. P. Moller - Maersk A/S, Class A	9	52,868
A. P. Moller - Maersk A/S, Class B	22	132,104
Kawasaki Kisen Kaisha Ltd.	12,000	49,121
Kuehne & Nagel International AG (Registered)	879	69,002
Mitsui O.S.K. Lines Ltd.	22,000	141,931
Neptune Orient Lines Ltd.	9,000	9,114
Nippon Yusen KK	21,000	90,111
Orient Overseas International Ltd.	2,500	10,610

		554,861

Professional Services (0.8%)
Adecco S.A. (Registered)	52,895	2,208,924
Bureau Veritas S.A.	1,028	50,708
Capita Group plc	11,606	136,826
Dun & Bradstreet Corp.	900	73,089
Equifax, Inc.	2,200	57,420
Experian plc	18,720	140,293
Monster Worldwide, Inc.*	2,300	27,163
Randstad Holding N.V.*	72,832	2,021,668
Robert Half International, Inc.	2,600	61,412
SGS S.A. (Registered)	89	110,517

		4,888,020

Road & Rail (0.5%)
Burlington Northern Santa Fe Corp.	4,700	345,638
Central Japan Railway Co.	30	184,326
ComfortDelgro Corp., Ltd.	25,000	22,073
CSX Corp.	6,900	238,947
DSV A/S*	3,320	41,234
East Japan Railway Co.	6,200	373,342
Firstgroup plc	7,188	42,441
Keihin Electric Express Railway Co., Ltd.	6,000	46,510
Keio Corp.	9,000	52,294
Keisei Electric Railway Co., Ltd.	3,000	17,863
Kintetsu Corp.	30,000	132,164
MTR Corp.	24,500	73,420

	Number of Shares	Value (Note 1)
Nippon Express Co., Ltd.	13,000	$58,898
Norfolk Southern Corp.	6,200	233,554
Odakyu Electric Railway Co., Ltd.	12,000	102,611
Ryder System, Inc.	1,000	27,920
Tobu Railway Co., Ltd.	13,000	76,361
Tokyu Corp.	18,000	90,674
Union Pacific Corp.	8,500	442,510
West Japan Railway Co.	32	105,733

		2,708,513

Trading Companies & Distributors (1.1%)
Bunzl plc	4,759	39,421
Fastenal Co.	2,200	72,974
ITOCHU Corp.	28,000	193,393
Marubeni Corp.	31,000	136,955
Mitsubishi Corp.	24,700	453,620
Mitsui & Co., Ltd.	31,700	373,442
Noble Group Ltd.	30,000	37,560
Sojitz Corp.	18,700	40,820
Sumitomo Corp.	20,500	207,303
Toyota Tsusho Corp.	3,200	47,178
W.W. Grainger, Inc.	1,100	90,068
Wolseley plc*	267,065	5,105,627

		6,798,361

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	5,391	101,541
Aeroports de Paris S.A.	654	47,994
Atlantia S.p.A.	5,154	104,307
Auckland International Airport Ltd.	9,394	9,744
Brisa Auto-estradas de Portugal S.A.	4,185	30,125
Cintra Concesiones de Infraestructuras de Transporte S.A.	2,876	17,886
Fraport AG	498	21,350
Hamburger Hafen und Logistik AG	254	9,806
Hong Kong Aircraft Engineering Co., Ltd.	800	9,360
Kamigumi Co., Ltd.	3,000	25,254
Macquarie Airports	7,969	14,556
Macquarie Infrastructure Group	42,699	49,038
Mitsubishi Logistics Corp.	1,000	11,022
Societe Des Autoroutes Paris-Rhin-Rhone	284	19,342
Transurban Group	19,163	63,818

		535,143

Total Industrials		65,432,527

Information Technology (14.1%)
Communications Equipment (1.7%)
Alcatel-Lucent*	45,446	114,515
Ciena Corp.*	1,600	16,560
Cisco Systems, Inc.*	268,190	4,999,062
Harris Corp.	2,300	65,228
JDS Uniphase Corp.*	3,100	17,732
Juniper Networks, Inc.*	8,800	207,680
Motorola, Inc.	37,900	251,277
Nokia Oyj	67,315	982,373
QUALCOMM, Inc.	27,800	1,256,560
Telefonaktiebolaget LM Ericsson, Class B	203,301	1,988,539
Tellabs, Inc.*	6,900	39,537

		9,939,063

Computers & Peripherals (1.7%)
Apple, Inc.*	15,000	2,136,450
Dell, Inc.*	29,300	402,289

See Notes to Financial Statements. 202

EQ ADVISORS TRUST

EQ/AXA TEMPLETON GROWTH CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
EMC Corp.*	33,500	$438,850
Fujitsu Ltd.	34,000	184,237
Hewlett-Packard Co.	40,200	1,553,730
International Business Machines Corp.	22,200	2,318,124
Lexmark International, Inc., Class A*	1,400	22,190
Logitech International S.A. (Registered)*	2,805	39,065
NEC Corp.*	32,000	124,935
NetApp, Inc.*	5,600	110,432
QLogic Corp.*	2,100	26,628
SanDisk Corp.*	3,900	57,291
Seagate Technology	214,060	2,239,068
Seiko Epson Corp.	2,100	34,099
Sun Microsystems, Inc.*	12,200	112,484
Teradata Corp.*	2,700	63,261
Toshiba Corp.	73,000	262,778
Western Digital Corp.*	3,900	103,350

		10,229,261

Electronic Equipment, Instruments & Components (1.4%)
Agilent Technologies, Inc.*	5,700	115,767
Amphenol Corp., Class A	2,900	91,756
Citizen Holdings Co., Ltd.	4,400	22,442
Corning, Inc.	25,900	415,954
Flextronics International Ltd.*	474,530	1,950,318
FLIR Systems, Inc.*	2,600	58,656
Foxconn International Holdings Ltd.*	29,262	19,499
Fujifilm Holdings Corp.	57,000	1,798,258
Hirose Electric Co., Ltd.	500	53,160
Hitachi High-Technologies Corp.	800	13,568
Hitachi Ltd.	61,000	188,931
HOYA Corp.	7,500	150,168
Ibiden Co., Ltd.	2,500	69,835
Jabil Circuit, Inc.	3,000	22,260
Keyence Corp.	800	162,808
Kyocera Corp.	2,900	217,542
Mabuchi Motor Co., Ltd.	300	14,424
Mitsumi Electric Co., Ltd.	1,100	23,365
Molex, Inc.	2,000	31,100
Murata Manufacturing Co., Ltd.	3,900	165,300
Nidec Corp.	2,000	120,854
Nippon Electric Glass Co., Ltd.	7,000	78,027
Omron Corp.	3,000	43,138
Shimadzu Corp.	3,000	23,954
TDK Corp.	2,200	102,836
Tyco Electronics Ltd.	113,700	2,113,683
Yaskawa Electric Corp.	3,000	19,886
Yokogawa Electric Corp.	2,800	18,722

		8,106,211

Internet Software & Services (0.4%)
Akamai Technologies, Inc.*	2,900	55,622
eBay, Inc.*	18,200	311,766
Google, Inc., Class A*	4,040	1,703,224
United Internet AG*	1,718	20,180
VeriSign, Inc.*	3,300	60,984
Yahoo! Japan Corp.	277	88,031
Yahoo!, Inc.*	23,500	368,010

		2,607,817

IT Services (1.5%)
Accenture Ltd., Class A	201,190	6,731,817
Affiliated Computer Services, Inc., Class A*	1,700	75,514
Atos Origin S.A.*	1,013	34,393
Automatic Data Processing, Inc.	8,500	301,240

	Number of Shares	Value (Note 1)
Cap Gemini S.A.	2,920	$107,854
Cognizant Technology Solutions Corp., Class A*	5,000	133,500
Computer Sciences Corp.*	2,400	106,320
Computershare Ltd.	8,834	64,013
Convergys Corp.*	1,700	15,776
Fidelity National Information Services, Inc.	3,300	65,868
Fiserv, Inc.*	2,600	118,820
Indra Sistemas S.A.	1,334	28,901
ITOCHU Techno-Solutions Corp.	300	8,902
Mastercard, Inc., Class A	1,200	200,772
Nomura Research Institute Ltd.	1,600	35,495
NTT Data Corp.	24	77,393
Obic Co., Ltd.	70	11,347
Otsuka Corp.	100	5,321
Paychex, Inc.	5,500	138,600
Total System Services, Inc.	2,900	38,831
Western Union Co.	12,000	196,800

		8,497,477

Office Electronics (0.4%)
Brother Industries Ltd.	3,500	30,896
Canon, Inc.	19,400	631,411
Konica Minolta Holdings, Inc.	143,000	1,485,885
Neopost S.A.	690	62,048
Ricoh Co., Ltd.	12,000	153,717
Xerox Corp.	13,900	90,072

		2,454,029

Semiconductors & Semiconductor Equipment (2.3%)
Advanced Micro Devices, Inc.*	9,700	37,539
Advantest Corp.	2,900	52,299
Altera Corp.	5,000	81,400
Analog Devices, Inc.	5,000	123,900
Applied Materials, Inc.	22,500	246,825
ASM Pacific Technology Ltd.	2,600	13,445
ASML Holding N.V.	7,932	172,047
Broadcom Corp., Class A*	7,200	178,488
Elpida Memory, Inc.*	2,500	26,744
Intel Corp.	94,000	1,555,700
KLA-Tencor Corp.	2,900	73,225
Linear Technology Corp.	3,800	88,730
LSI Corp.*	10,300	46,968
MEMC Electronic Materials, Inc.*	3,800	67,678
Microchip Technology, Inc.	3,100	69,905
Micron Technology, Inc.*	14,100	71,346
National Semiconductor Corp.	3,400	42,670
Novellus Systems, Inc.*	1,700	28,390
Nvidia Corp.*	9,100	102,739
Rohm Co., Ltd.	1,900	138,004
Samsung Electronics Co., Ltd. (GDR)(b)§	15,950	3,705,954
Samsung Electronics Co., Ltd. (GDR)(b)(m)	5,810	1,349,943
Shinko Electric Industries Co., Ltd.	600	7,379
STMicroelectronics N.V.	13,593	101,972
Sumco Corp.	2,600	36,805
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	433,635	4,080,505
Teradyne, Inc.*	3,100	21,266
Texas Instruments, Inc.	21,600	460,080
Tokyo Electron Ltd.	3,100	148,894

See Notes to Financial Statements. 203

EQ ADVISORS TRUST

EQ/AXA TEMPLETON GROWTH CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Xilinx, Inc.	4,700	$96,162

		13,227,002

Software (4.7%)
Adobe Systems, Inc.*	8,900	251,870
Autodesk, Inc.*	3,900	74,022
Autonomy Corp. plc*	3,987	94,471
BMC Software, Inc.*	3,200	108,128
CA, Inc.	6,700	116,781
Citrix Systems, Inc.*	3,100	98,859
Compuware Corp.*	3,500	24,010
Dassault Systemes S.A.	1,384	61,197
Electronic Arts, Inc.*	5,500	119,460
Intuit, Inc.*	5,500	154,880
Konami Corp.	1,400	26,802
McAfee, Inc.*	2,600	109,694
Microsoft Corp.	403,320	9,586,916
Nintendo Co., Ltd.	7,700	2,119,072
Novell, Inc.*	4,900	22,197
Oracle Corp.	433,660	9,288,997
Oracle Corp. Japan	500	18,321
Sage Group plc	19,806	58,167
Salesforce.com, Inc.*	1,800	68,706
SAP AG	127,676	5,147,370
Square Enix Holdings Co., Ltd.	1,400	32,783
Symantec Corp.*	13,900	216,284
Trend Micro, Inc.	2,000	63,664

		27,862,651

Total Information Technology		82,923,511

Materials (4.0%)
Chemicals (1.2%)
Air Liquide S.A.	4,435	406,116
Air Products & Chemicals, Inc.	3,600	232,524
Akzo Nobel N.V.	4,463	196,395
Asahi Kasei Corp.	23,000	116,548
BASF SE	16,400	654,137
CF Industries Holdings, Inc.	800	59,312
Daicel Chemical Industries Ltd.	3,000	18,132
Denki Kagaku Kogyo KK	5,000	13,834
DIC Corp.	6,000	9,356
Dow Chemical Co.	18,000	290,520
E.I. du Pont de Nemours & Co.	15,300	391,986
Eastman Chemical Co.	1,300	49,270
Ecolab, Inc.	2,900	113,071
Givaudan S.A. (Registered)	145	88,824
Hitachi Chemical Co., Ltd.	1,300	20,894
Incitec Pivot Ltd.	31,183	59,338
International Flavors & Fragrances, Inc.	1,100	35,992
Johnson Matthey plc	3,334	63,305
JSR Corp.	3,600	61,349
K+S AG	2,821	158,911
Kaneka Corp.	4,000	28,301
Kansai Paint Co., Ltd.	2,000	14,319
Koninklijke DSM N.V.	2,679	83,938
Kuraray Co., Ltd.	7,000	77,593
Linde AG	2,909	239,163
Mitsubishi Chemical Holdings Corp.	23,500	99,138
Mitsubishi Gas Chemical Co., Inc.	5,000	27,192
Mitsubishi Rayon Co., Ltd.	7,000	20,263
Mitsui Chemicals, Inc.	13,000	41,406
Monsanto Co.	9,200	683,928
Nissan Chemical Industries Ltd.	2,000	22,449

	Number of Shares	Value (Note 1)
Nitto Denko Corp.	3,200	$96,965
Novozymes A/S, Class B	906	73,638
Nufarm Ltd.	2,272	16,718
Orica Ltd.	6,918	120,432
PPG Industries, Inc.	2,800	122,920
Praxair, Inc.	5,100	362,457
Shin-Etsu Chemical Co., Ltd.	7,600	351,008
Showa Denko KK	16,000	28,553
Sigma-Aldrich Corp.	2,100	104,076
Solvay S.A., Class A	1,121	94,580
Sumitomo Chemical Co., Ltd.	29,000	129,988
Syngenta AG (Registered)	1,819	422,398
Taiyo Nippon Sanso Corp.	4,000	38,052
Teijin Ltd.	14,000	44,966
Tokuyama Corp.	3,000	21,917
Toray Industries, Inc.	26,000	132,026
Tosoh Corp.	7,000	19,751
Ube Industries Ltd.	15,000	41,814
Umicore	1,808	41,181
Wacker Chemie AG	229	26,377
Yara International ASA	3,700	103,616

		6,770,937

Construction Materials (0.6%)
Boral Ltd.	12,325	40,148
Cimpor Cimentos de Portugal SGPS S.A.	3,348	24,429
CRH plc	119,260	2,734,174
Fletcher Building Ltd.	10,968	46,433
Holcim Ltd. (Registered)*	3,987	227,111
Imerys S.A.*	828	34,797
Italcementi S.p.A.	614	7,017
James Hardie Industries N.V.*	6,063	20,385
Lafarge S.A.*	3,804	258,281
Taiheiyo Cement Corp.	14,000	23,973
Titan Cement Co. S.A.	710	18,697
Vulcan Materials Co.	2,100	90,510

		3,525,955

Containers & Packaging (0.1%)
Amcor Ltd.	12,494	50,164
Ball Corp.	1,600	72,256
Bemis Co., Inc.	1,400	35,280
Owens-Illinois, Inc.*	2,900	81,229
Pactiv Corp.*	2,300	49,910
Rexam plc	9,457	44,393
Sealed Air Corp.	2,400	44,280
Toyo Seikan Kaisha Ltd.	2,800	59,009

		436,521

Metals & Mining (1.9%)
Acerinox S.A.	2,441	45,177
AK Steel Holding Corp.	2,000	38,380
Alcoa, Inc.	166,860	1,723,664
Allegheny Technologies, Inc.	1,700	59,381
Alumina Ltd.	38,429	44,108
Anglo American plc	23,843	695,756
Antofagasta plc	7,767	75,423
ArcelorMittal S.A.	15,359	504,416
BHP Billiton Ltd.	60,549	1,659,492
BHP Billiton plc	39,493	892,069
BlueScope Steel Ltd.	33,203	67,159
Daido Steel Co., Ltd.	4,000	16,316
Dowa Holdings Co., Ltd.	3,000	12,434
Eramet S.A.	114	29,915
Eurasian Natural Resources Corp.	4,945	53,488

See Notes to Financial Statements. 204

EQ ADVISORS TRUST

EQ/AXA TEMPLETON GROWTH CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Fortescue Metals Group Ltd.*	22,421	$67,984
Freeport-McMoRan Copper & Gold, Inc.	7,000	350,770
Fresnillo plc	2,979	25,696
Hitachi Metals Ltd.	3,000	25,320
JFE Holdings, Inc.	8,900	297,264
Kazakhmys plc	4,487	46,772
Kobe Steel Ltd.	50,000	92,401
Lonmin plc	2,343	45,385
Maruichi Steel Tube Ltd.	400	7,541
Mitsubishi Materials Corp.	22,000	68,365
Mitsui Mining & Smelting Co., Ltd.*	7,000	18,005
Newcrest Mining Ltd.	8,896	217,989
Newmont Mining Corp.	8,300	339,221
Nippon Steel Corp.	93,000	354,680
Nisshin Steel Co., Ltd.	10,000	22,243
Norsk Hydro ASA*	14,000	72,233
Nucor Corp.	5,300	235,479
OneSteel Ltd.	26,019	53,672
OSAKA Titanium Technologies Co.	400	14,606
Outokumpu Oyj	2,430	42,086
OZ Minerals Ltd.	46,095	34,147
Randgold Resources Ltd.	1,465	94,195
Rautaruukki Oyj	1,749	34,978
Rio Tinto Ltd.	5,231	218,929
Rio Tinto plc	16,141	561,919
Salzgitter AG	723	63,566
Sims Metal Management Ltd.	2,306	48,011
SSAB AB, Class A, Class A	3,793	44,157
SSAB AB, Class B, Class B	756	8,139
Sumitomo Metal Industries Ltd.	63,000	166,384
Sumitomo Metal Mining Co., Ltd.	11,000	154,683
ThyssenKrupp AG	6,417	159,878
Titanium Metals Corp.	1,000	9,190
Tokyo Steel Manufacturing Co., Ltd.	1,400	16,972
United States Steel Corp.	2,400	85,776
Vale S.A. (ADR)	55,460	851,311
Vedanta Resources plc	2,280	48,531
Voestalpine AG	2,356	64,639
Xstrata plc	33,879	373,649
Yamato Kogyo Co., Ltd.	500	14,657

		11,368,601

Paper & Forest Products (0.2%)
Holmen AB, Class B	721	15,752
International Paper Co.	7,300	110,449
MeadWestvaco Corp.	2,600	42,666
Nippon Paper Group, Inc.	1,800	46,502
OJI Paper Co., Ltd.	16,000	68,671
Stora Enso Oyj, Class R*	11,460	60,476
Svenska Cellulosa AB, Class B	87,903	925,036
UPM-Kymmene Oyj	9,995	87,110
Weyerhaeuser Co.	3,600	109,548

		1,466,210

Total Materials		23,568,224

Telecommunication Services (6.6%)
Diversified Telecommunication Services (4.6%)
AT&T, Inc.	146,020	3,627,137
Belgacom S.A.	2,715	86,796
BT Group plc, Class A	132,201	221,318
Cable & Wireless plc	40,252	88,341
CenturyTel, Inc.	1,800	55,260
China Telecom Corp., Ltd. (ADR)	14,900	741,424

	Number of Shares	Value (Note 1)
Deutsche Telekom AG (Registered)	50,404	$595,702
Elisa Oyj	1,923	31,701
Embarq Corp.	2,200	92,532
France Telecom S.A.	216,342	4,915,339
Frontier Communications Corp.	4,400	31,416
Hellenic Telecommunications Organization S.A.	4,600	70,212
Iliad S.A.	235	22,826
Koninklijke (Royal) KPN N.V.	31,547	434,585
Nippon Telegraph & Telephone Corp.	9,164	372,864
PCCW Ltd.	84,000	21,882
Portugal Telecom SGPS S.A. (Registered)	11,595	113,549
Qwest Communications International, Inc.	25,000	103,750
Singapore Telecommunications Ltd.	2,089,000	4,310,722
Swisscom AG (Registered)	411	126,239
Tele2 AB, Class B	4,667	47,275
Telecom Corp. of New Zealand Ltd.	38,653	67,914
Telecom Italia S.p.A.	176,555	244,530
Telecom Italia S.p.A. (RNC)	99,713	98,044
Telefonica S.A.	209,933	4,760,231
Telekom Austria AG	164,843	2,579,198
Telenor ASA*	122,030	942,051
TeliaSonera AB	40,832	214,785
Telstra Corp., Ltd.	78,294	213,631
Verizon Communications, Inc.	47,800	1,468,894
Windstream Corp.	7,600	63,536

		26,763,684

Wireless Telecommunication Services (2.0%)
American Tower Corp., Class A*	6,700	211,251
KDDI Corp.	54	286,295
MetroPCS Communications, Inc.*	4,400	58,564
Millicom International Cellular S.A.*	1,258	71,306
Mobistar S.A.	421	25,987
NTT DoCoMo, Inc.	287	419,173
Softbank Corp.	13,500	262,169
Sprint Nextel Corp.*	558,210	2,684,990
StarHub Ltd.	14,054	20,738
Turkcell Iletisim Hizmet A/S (ADR)	103,680	1,437,005
Vodafone Group plc	3,351,364	6,478,098

		11,955,576

Total Telecommunication Services		38,719,260

Utilities (2.6%)
Electric Utilities (1.5%)
Acciona S.A.	526	64,659
Allegheny Energy, Inc.	2,900	74,385
American Electric Power Co., Inc.	7,900	228,231
BKW FMB Energie AG	174	12,857
Cheung Kong Infrastructure Holdings Ltd.	6,000	21,042
Chubu Electric Power Co., Inc.	12,300	284,326
Chugoku Electric Power Co., Inc.	4,500	93,942
CLP Holdings Ltd.	39,000	258,708
Contact Energy Ltd.	2,907	10,943
Duke Energy Corp.	21,700	316,603
E.ON AG	33,666	1,194,953
EDF S.A.	4,546	221,681
Edison International	5,500	173,030
EDP - Energias de Portugal S.A.	33,933	133,141
Enel S.p.A.	117,437	572,114
Entergy Corp.	3,200	248,064

See Notes to Financial Statements. 205

EQ ADVISORS TRUST

EQ/AXA TEMPLETON GROWTH CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Exelon Corp.	11,100	$568,431
FirstEnergy Corp.	5,200	201,500
Fortum Oyj	8,686	198,124
FPL Group, Inc.	6,900	392,334
Hokkaido Electric Power Co., Inc.	3,000	56,174
Hokuriku Electric Power Co.	2,900	66,291
HongKong Electric Holdings Ltd.	26,000	144,628
Iberdrola S.A.	65,545	533,057
Kansai Electric Power Co., Inc.	14,100	311,161
Kyushu Electric Power Co., Inc.	7,200	154,962
Northeast Utilities	3,000	66,930
Pepco Holdings, Inc.	3,800	51,072
Pinnacle West Capital Corp.	1,800	54,270
PPL Corp.	6,100	201,056
Progress Energy, Inc.	4,700	177,801
Public Power Corp. S.A.*	2,225	45,793
Red Electrica Corporacion S.A.	2,076	93,926
Scottish & Southern Energy plc	16,944	318,117
Shikoku Electric Power Co., Inc.	2,900	86,573
Southern Co.	13,200	411,312
SP AusNet	7,617	4,713
Terna Rete Elettrica Nazionale S.p.A.	23,387	78,001
Tohoku Electric Power Co., Inc.	8,100	169,299
Tokyo Electric Power Co., Inc.	22,200	570,629
Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	1,263	64,423

		8,929,256

Gas Utilities (0.2%)
Enagas	2,742	53,972
EQT Corp.	2,000	69,820
Gas Natural SDG S.A.	4,413	80,377
Hong Kong & China Gas Co., Ltd.	72,000	151,329
Nicor, Inc.	800	27,696
Osaka Gas Co., Ltd.	34,000	108,517
Questar Corp.	2,700	83,862
Snam Rete Gas S.p.A.	29,012	127,623
Toho Gas Co., Ltd.	7,000	28,437
Tokyo Gas Co., Ltd.	44,000	157,301

		888,934

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	10,600	123,066
Constellation Energy Group, Inc.	3,100	82,398
Drax Group plc	4,961	35,908
Dynegy, Inc., Class A*	10,600	24,062
EDP Renovaveis S.A.*	2,988	30,650
Electric Power Development Co., Ltd.	2,100	59,512
Iberdrola Renovables S.A.*	17,534	80,245
International Power plc	24,879	97,678

		533,519

Multi-Utilities (0.8%)
A2A S.p.A.	17,077	31,232
ACEA S.p.A.	1,048	12,806
AGL Energy Ltd.	7,170	77,322
Ameren Corp.	3,700	92,093
CenterPoint Energy, Inc.	6,000	66,480
Centrica plc	93,760	344,540
CMS Energy Corp.	4,000	48,320
Consolidated Edison, Inc.	4,700	175,874
Dominion Resources, Inc.	9,700	324,174
DTE Energy Co.	2,500	80,000
GDF Suez S.A.	21,323	796,579
Integrys Energy Group, Inc.	1,100	32,989

	Number of Shares	Value (Note 1)
National Grid plc	44,421	$400,636
NiSource, Inc.	4,800	55,968
PG&E Corp.	6,200	238,328
Public Service Enterprise Group, Inc.	8,300	270,829
RWE AG	7,459	588,847
RWE AG (Non-Voting Preference)	570	37,980
SCANA Corp.	2,100	68,187
Sempra Energy	4,100	203,483
Suez Environnement S.A.	5,472	95,959
TECO Energy, Inc.	3,100	36,983
United Utilities Group plc	11,107	90,973
Veolia Environnement	7,243	213,979
Wisconsin Energy Corp.	2,000	81,420
Xcel Energy, Inc.	7,700	141,757

		4,607,738

Water Utilities (0.0%)
Severn Trent plc	3,713	66,971

Total Utilities		15,026,418

Total Common Stocks (95.8%) (Cost $676,228,882)		563,248,637

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)
Food Products (0.0%)
Golden Agri-Resources Ltd., expiring 7/16/09*	20,400	2,817

Total Consumer Staples		2,817

Industrials (0.0%)
Electrical Equipment (0.0%)
Renewable Energy Corp. A/S, expiring 7/13/09*	1,448	5,179

Marine (0.0%)
Neptune Orient Lines Ltd., expiring 7/8/09*	6,750	816

Total Industrials		5,995

Materials (0.0%)
Metals & Mining (0.0%)
Rio Tinto Ltd., expiring 7/1/09*	2,746	46,688
Rio Tinto plc, expiring 7/1/09*	8,474	97,311

Total Materials		143,999

Total Rights (0.0%) (Cost $151,326)		152,811

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Staples (0.0%)
Food Products (0.0%)
Golden Agri-Resources Ltd., expiring 12/31/49*	8,160	—

Total Consumer Staples		—

See Notes to Financial Statements. 206

EQ ADVISORS TRUST

EQ/AXA TEMPLETON GROWTH CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Warrants	Value (Note 1)
Financials (0.0%)
Commercial Banks (0.0%)
Unione di Banche Italiane S.c.p.A., expiring 6/30/11*	11,199	$864

Total Financials		864

Total Warrants (0.0%) (Cost $—)		864

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (3.2%)
Federal Home Loan Bank 0.01%, 7/1/09 (o)(p)	$18,630,000	18,629,995

Time Deposit (0.9%)
JPMorgan Chase Nassau 0.000%, 7/1/09	5,322,142	5,322,142

Total Short-Term Investments (4.1%) (Cost/Amortized Cost $23,952,142)		23,952,137

Total Investments (99.9%) (Cost/Amortized Cost $700,332,350)		587,354,449
Other Assets Less Liabilities (0.1%)		509,985

Net Assets (100%)		$587,864,434

*	Non-income producing.
†	Securities (totaling $37,503 or 0.0% of net assets) at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2009, the market value of these securities amounted to $3,815,782 or 0.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2009.
(p)	Yield to maturity.

Glossary:
ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
RNC	—	Risparmio Non-Convertible Savings Shares
PPS	—	Price Protected Share

See Notes to Financial Statements. 207

EQ ADVISORS TRUST

EQ/AXA TEMPLETON GROWTH CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchases
Dow Jones EURO Stoxx 50 Index	36	September-09	$1,210,648	$1,194,601	$(16,047)
FTSE 100 Index	10	September-09	707,174	692,706	(14,468)
OMXS 30 Index	4	July-09	39,927	40,585	658
S&P 500 Index	22	September-09	5,151,250	5,035,250	(116,000)
SPI 200 Index	4	September-09	314,296	310,094	(4,202)
TOPIX Index	9	September-09	868,987	852,269	(16,718)

					$(166,777)

At June 30, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 8/13/09	40	30	$32,129	$30,006	$2,123
Australian Dollar vs. U.S. Dollar, expiring 8/13/09	33	25	26,506	25,004	1,502
Australian Dollar vs. U.S. Dollar, expiring 8/13/09	91	69	73,092	69,412	3,680
Australian Dollar vs. U.S. Dollar, expiring 8/13/09	33	25	26,507	24,999	1,508
British Pound vs. U.S. Dollar, expiring 8/13/09	33	54	54,290	54,231	59
British Pound vs. U.S. Dollar, expiring 8/13/09	88	145	144,774	144,622	152
British Pound vs. U.S. Dollar, expiring 8/13/09	100	165	164,516	164,637	(121)
British Pound vs. U.S. Dollar, expiring 8/13/09	52	85	85,549	84,609	940
British Pound vs. U.S. Dollar, expiring 8/13/09	77	117	126,677	117,276	9,401
British Pound vs. U.S. Dollar, expiring 8/13/09	5	8	8,226	7,652	574
British Pound vs. U.S. Dollar, expiring 8/13/09	34	55	55,936	54,524	1,412
Danish Krone vs. U.S. Dollar, expiring 8/13/09	161	29	30,308	29,376	932
European Union vs. U.S. Dollar, expiring 8/13/09	55	77	77,156	76,817	339
European Union vs. U.S. Dollar, expiring 8/13/09	46	62	64,531	62,001	2,530
European Union vs. U.S. Dollar, expiring 8/13/09	226	318	317,044	318,025	(981)
European Union vs. U.S. Dollar, expiring 8/13/09	42	58	58,920	58,154	766
European Union vs. U.S. Dollar, expiring 8/13/09	20	27	28,057	27,286	771
European Union vs. U.S. Dollar, expiring 8/13/09	25	34	35,072	33,970	1,102
European Union vs. U.S. Dollar, expiring 8/13/09	124	168	173,953	168,297	5,656
European Union vs. U.S. Dollar, expiring 8/13/09	36	49	50,503	48,982	1,521
European Union vs. U.S. Dollar, expiring 8/13/09	10	14	14,028	13,616	412
Japanese Yen vs. U.S. Dollar, expiring 8/13/09	3,789	40	39,351	39,610	(259)
Japanese Yen vs. U.S. Dollar, expiring 8/13/09	1,964	20	20,398	20,428	(30)
Japanese Yen vs. U.S. Dollar, expiring 8/13/09	6,821	69	70,840	69,268	1,572
Japanese Yen vs. U.S. Dollar, expiring 8/13/09	1,993	21	20,699	20,901	(202)
Norwegian Krone vs. U.S. Dollar, expiring 8/13/09	96	15	14,913	15,037	(124)
Norwegian Krone vs. U.S. Dollar, expiring 8/13/09	50	8	7,767	7,767	—
Swedish Krona vs. U.S. Dollar, expiring 8/13/09	201	26	26,052	25,672	380
Swedish Krona vs. U.S. Dollar, expiring 8/13/09	145	18	18,793	18,407	386
Swiss Franc vs. U.S. Dollar, expiring 8/13/09	22	20	20,258	19,713	545
Swiss Franc vs. U.S. Dollar, expiring 8/13/09	8	7	7,366	7,242	124
Swiss Franc vs. U.S. Dollar, expiring 8/13/09	69	62	63,536	62,339	1,197

					$37,867

Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 8/13/09	152	197	$151,894	$158,234	$(6,340)
British Pound vs. U.S. Dollar, expiring 8/13/09	82	50	81,903	82,258	(355)
British Pound vs. U.S. Dollar, expiring 8/13/09	10	6	9,940	9,871	69
British Pound vs. U.S. Dollar, expiring 8/13/09	25	15	24,528	24,677	(149)
British Pound vs. U.S. Dollar, expiring 8/13/09	44	28	44,359	46,064	(1,705)
British Pound vs. U.S. Dollar, expiring 8/13/09	80	50	79,950	82,258	(2,308)
Danish Krone vs. U.S. Dollar, expiring 8/13/09	30	161	29,686	30,308	(622)
European Union vs. U.S. Dollar, expiring 8/13/09	105	75	105,065	105,214	(149)

See Notes to Financial Statements. 208

EQ ADVISORS TRUST

EQ/AXA TEMPLETON GROWTH CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
European Union vs. U.S. Dollar, expiring 8/13/09	22	16	$22,332	$22,446	$(114)
European Union vs. U.S. Dollar, expiring 8/13/09	25	18	25,265	25,251	14
European Union vs. U.S. Dollar, expiring 8/13/09	75	54	74,889	75,754	(865)
European Union vs. U.S. Dollar, expiring 8/13/09	41	30	41,244	42,086	(842)
European Union vs. U.S. Dollar, expiring 8/13/09	18	13	18,207	18,237	(30)
European Union vs. U.S. Dollar, expiring 8/13/09	57	40	57,248	56,114	1,134
Japanese Yen vs. U.S. Dollar, expiring 8/13/09	116	11,012	116,043	114,366	1,677
Japanese Yen vs. U.S. Dollar, expiring 8/13/09	37	3,555	37,026	36,921	105
Norwegian Krone vs. U.S. Dollar, expiring 8/13/09	8	50	8,072	7,767	305
Norwegian Krone vs. U.S. Dollar, expiring 8/13/09	15	96	14,986	14,913	73
Swiss Franc vs. U.S. Dollar, expiring 8/13/09	74	82	74,495	75,507	(1,012)
Swiss Franc vs. U.S. Dollar, expiring 8/13/09	15	17	15,381	15,654	(273)

					$(11,387)

					$26,480

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$38,160,315	$41,169,852	$–	$79,330,167
Consumer Staples	16,837,531	20,613,521	–	37,451,052
Energy	21,961,152	34,347,843	–	56,308,995
Financials	28,602,830	53,943,772	–	82,546,602
Health Care	47,251,732	34,690,149	–	81,941,881
Industrials	27,961,072	37,433,952	37,503	65,432,527
Information Technology	59,665,133	23,258,378	–	82,923,511
Materials	6,775,356	16,792,868	–	23,568,224
Telecommunication Services	10,575,759	28,143,501	–	38,719,260
Utilities	5,492,808	9,533,610	–	15,026,418
Forward Currency Contracts	–	42,961	–	42,961
Futures	658	–	–	658
Rights
Consumer Staples	–	2,817	–	2,817
Industrials	–	5,995	–	5,995
Materials	–	143,999	–	143,999
Short-Term Investments	–	23,952,137	–	23,952,137
Warrants
Consumer Staples	–	–	–	–
Financials	–	864	–	864
Total Asset	$263,284,346	$324,076,219	$37,503	$587,398,068

See Notes to Financial Statements. 209

EQ ADVISORS TRUST

EQ/AXA TEMPLETON GROWTH CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liability:
Forward Currency Contracts	$–	$(16,481)	$–	$(16,481)
Futures	(167,435)	–	–	(167,435)
Total Liability	$(167,435)	$(16,481)	$–	$(183,916)
Total	$263,116,911	$324,059,738	$37,503	$587,214,152

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$1,157,242	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(1,157,242)	—

Balance as of 6/30/09	$—	$—

	Investments in Securities-Industrials	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	37,503	—

Balance as of 6/30/09	$37,503	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$12,308	$—

* Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements. 210

EQ ADVISORS TRUST

EQ/AXA TEMPLETON GROWTH CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2009

	Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	42,961
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	658	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$43,619

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	(16,481)
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(167,435	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(183,916)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	1,768	–	1,768
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$–	$1,768	$–	$1,768

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	26,480	–	26,480
Credit contracts	–	–	–	–	–
Equity contracts	–	(166,777)	–	–	(166,777)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(166,777)	$26,480	$–	$(140,297)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$313,912,148
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$216,831,506

See Notes to Financial Statements. 211

EQ ADVISORS TRUST

EQ/AXA TEMPLETON GROWTH CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,352,243
Aggregate gross unrealized depreciation	(143,330,144)

Net unrealized depreciation	$(112,977,901)

Federal income tax cost of investments	$700,332,350

The Portfolio has a net capital loss carryforward of $27,529,602, which expires in the year 2016.

See Notes to Financial Statements. 212

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.9%)
Media (6.9%)
CBS Corp., Class B	402,100	$2,782,532
Time Warner Cable, Inc.	283,463	8,977,273
Time Warner, Inc.	1,211,270	30,511,892
Viacom, Inc., Class B*	1,613,000	36,615,100
Walt Disney Co.	952,800	22,228,824

Total Consumer Discretionary		101,115,621

Consumer Staples (11.5%)
Food Products (8.4%)
General Mills, Inc.	744,300	41,695,686
Kraft Foods, Inc., Class A	1,548,229	39,232,123
Unilever N.V. (N.Y. Shares)	1,700,400	41,115,672

		122,043,481

Household Products (3.1%)
Clorox Co.	148,100	8,268,423
Kimberly-Clark Corp.	716,020	37,540,928

		45,809,351

Total Consumer Staples		167,852,832

Energy (11.6%)
Energy Equipment & Services (3.8%)
BJ Services Co.	983,900	13,410,557
Halliburton Co.	1,852,800	38,352,960
Noble Corp.	116,700	3,530,175

		55,293,692

Oil, Gas & Consumable Fuels (7.8%)
Anadarko Petroleum Corp.	485,800	22,050,462
Chevron Corp.	400,100	26,506,625
Exxon Mobil Corp.	769,190	53,774,073
Peabody Energy Corp.	401,900	12,121,304

		114,452,464

Total Energy		169,746,156

Financials (16.8%)
Capital Markets (3.6%)
Bank of New York Mellon Corp.	931,378	27,298,689
Morgan Stanley	874,700	24,937,697

		52,236,386

Commercial Banks (1.1%)
U.S. Bancorp	487,700	8,739,584
Wells Fargo & Co.	316,000	7,666,160

		16,405,744

Diversified Financial Services (5.2%)
Bank of America Corp.	1,550,100	20,461,320
JPMorgan Chase & Co.	1,615,490	55,104,364

		75,565,684

Insurance (6.9%)
ACE Ltd.	214,200	9,474,066
Hartford Financial Services Group, Inc.	184,200	2,186,454
MetLife, Inc.	680,617	20,425,316
Prudential Financial, Inc.	253,065	9,419,079
Travelers Cos., Inc.	1,461,238	59,969,208

		101,474,123

Total Financials		245,681,937

Health Care (14.2%)
Health Care Equipment & Supplies (2.1%)
Baxter International, Inc.	157,950	8,365,032

	Number of Shares	Value (Note 1)
Covidien plc	581,250	$21,762,000

		30,127,032

Pharmaceuticals (12.1%)
Bristol-Myers Squibb Co.	2,848,600	57,855,066
Eli Lilly & Co.	348,900	12,085,896
Pfizer, Inc.	1,573,870	23,608,050
Schering-Plough Corp.	1,842,800	46,291,136
Wyeth	802,900	36,443,631

		176,283,779

Total Health Care		206,410,811

Industrials (6.0%)
Aerospace & Defense (4.0%)
Honeywell International, Inc.	631,200	19,819,680
Northrop Grumman Corp.	271,800	12,415,824
Raytheon Co.	604,677	26,865,799

		59,101,303

Industrial Conglomerates (1.3%)
Tyco International Ltd.	703,150	18,267,837

Machinery (0.7%)
Deere & Co.	262,700	10,494,865

Total Industrials		87,864,005

Information Technology (18.1%)
Communications Equipment (0.9%)
Nokia Oyj (ADR)	881,600	12,853,728

Computers & Peripherals (5.4%)
Hewlett-Packard Co.	1,190,113	45,997,868
International Business Machines Corp.	307,060	32,063,205

		78,061,073

Office Electronics (2.5%)
Xerox Corp.	5,694,687	36,901,572

Semiconductors & Semiconductor Equipment (9.3%)
Analog Devices, Inc.	765,800	18,976,524
Intel Corp.	1,409,900	23,333,845
LSI Corp.*	11,343,965	51,728,480
Maxim Integrated Products, Inc.	1,157,400	18,159,606
Micron Technology, Inc.*	4,668,600	23,623,116

		135,821,571

Total Information Technology		263,637,944

Materials (2.5%)
Chemicals (1.6%)
E.I. du Pont de Nemours & Co.	915,350	23,451,267

Metals & Mining (0.9%)
Nucor Corp.	138,100	6,135,783
United States Steel Corp.	196,000	7,005,040

		13,140,823

Total Materials		36,592,090

Telecommunication Services (7.2%)
Diversified Telecommunication Services (7.2%)
AT&T, Inc.	1,005,358	24,973,093
Qwest Communications International, Inc.^	10,959,600	45,482,340
Verizon Communications, Inc.	1,123,300	34,519,009

Total Telecommunication Services		104,974,442

See Notes to Financial Statements. 213

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (2.7%)
Electric Utilities (1.5%)
Southern Co.	691,800	$21,556,488

Multi-Utilities (1.2%)
Dominion Resources, Inc.	531,120	17,750,030

Total Utilities		39,306,518

Total Common Stocks (97.5%) (Cost $1,486,153,508)		1,423,182,356

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (0.6%)
Goldman Sachs & Co., Repurchase Agreement
0.05%, 7/1/09 (r)(v)	$5,347,165	5,347,165
Monumental Global Funding II
0.40%, 3/26/10 (l)	4,000,000	3,847,825

Total Short-Term Investments of Cash Collateral for Securities Loaned		9,194,990

Time Deposit (2.2%)
JPMorgan Chase Nassau
0.000%, 7/1/09	31,890,302	31,890,302

Total Short-Term Investments (2.8%) (Cost/Amortized Cost $41,237,468)		41,085,292

Total Investments (100.3%) (Cost/Amortized Cost $1,527,390,976)		1,464,267,648
Other Assets Less Liabilities (-0.3%)		(3,918,753)

Net Assets (100%)		$1,460,348,895

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% - 6.176%, maturing 4/15/18 - 5/1/39; Federal National Mortgage Association, 0.000% - 7.500%, maturing 2/1/18 - 5/1/39; Government National Mortgage Association, 0.465% – 5.500%, maturing 11/16/31 - 8/16/44.

Glossary:
ADR	— American Depositary Receipt

See Notes to Financial Statements. 214

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$101,115,621	$–	$–	$101,115,621
Consumer Staples	167,852,832	–	–	167,852,832
Energy	169,746,156	–	–	169,746,156
Financials	245,681,937	–	–	245,681,937
Health Care	206,410,811	–	–	206,410,811
Industrials	87,864,005	–	–	87,864,005
Information Technology	263,637,944	–	–	263,637,944
Materials	36,592,090	–	–	36,592,090
Telecommunication Services	104,974,442	–	–	104,974,442
Utilities	39,306,518	–	–	39,306,518
Short-Term Investments	–	41,085,292	–	41,085,292
Total Asset	$1,423,182,356	$41,085,292	$–	$1,464,267,648
Total Liability	$–	$–	$–	$–
Total	$1,423,182,356	$41,085,292	$–	$1,464,267,648

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$546,224,945
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,849,503,068

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$89,427,874
Aggregate gross unrealized depreciation	(179,148,780)

Net unrealized depreciation	$(89,720,906)

Federal income tax cost of investments	$1,553,988,554

At June 30, 2009, the Portfolio had loaned securities with a total value of $9,127,232. This was secured by collateral of $9,347,165 which was received as cash and subsequently invested in short-term investments currently valued at $9,194,990, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $265,431,085, which expires in the year 2016.

See Notes to Financial Statements. 215

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.1%)
Australia & New Zealand Banking Group Ltd.	974,571	$12,883,500
BHP Billiton Ltd.^	1,278,502	35,040,441
Fairfax Media Ltd.^	14,432,769	14,127,910
Newcrest Mining Ltd.	802,364	19,661,285
Octaviar Ltd.(b)*^†	9,487,254	—
Qantas Airways Ltd.	6,887,779	11,111,123

Total Australia		92,824,259

Japan (25.0%)
Asahi Breweries Ltd.^	2,112,700	30,339,216
Daiichi Sankyo Co., Ltd.	1,423,500	25,471,773
Fuji Media Holdings, Inc.	8,356	12,586,510
Fujifilm Holdings Corp.	579,800	18,291,752
Honda Motor Co., Ltd.^	557,800	15,273,202
Japan Prime Realty Investment Corp. (REIT)	2,703	5,842,067
Japan Tobacco, Inc.	9,236	28,788,206
JFE Holdings, Inc.	526,700	17,591,986
KDDI Corp.	4,947	26,227,809
Mazda Motor Corp.^	6,083,000	15,443,093
Mitsui Chemicals, Inc.^	2,976,000	9,478,860
Mitsui O.S.K. Lines Ltd.	2,928,000	18,889,640
NOK Corp.	63,700	738,209
Nomura Holdings, Inc.^	3,180,700	26,648,288
Sony Corp.^	1,145,400	29,588,462
Sumitomo Mitsui Financial Group, Inc.^	690,000	27,902,488
Tokio Marine Holdings, Inc.	716,700	19,683,935

Total Japan		328,785,496

Latin America (2.0%)
Brazil (2.0%)
All America Latina Logistica S.A.	1,465,621	8,997,918
Cyrela Brazil Realty S.A.	966,387	7,249,752
Tam S.A. (ADR)*	908,044	9,452,738

Total Latin America		25,700,408

Other European Countries (44.2%)
Austria (0.7%)
Erste Group Bank AG	360,226	9,787,306

France (13.3%)
GDF Suez S.A.	1,019,485	38,085,658
Sanofi-Aventis S.A.	588,346	34,601,347
Schneider Electric S.A.^	364,102	27,846,405
Societe Generale S.A.	553,909	30,220,986
Total S.A.	825,376	44,704,166

		175,458,562

Germany (12.4%)
Allianz SE (Registered)	313,409	28,981,480
BASF SE	535,246	21,349,042
Bayer AG	573,274	30,782,558
Daimler AG^	686,776	24,848,905
E.ON AG	872,715	30,976,466
MAN SE^	419,419	25,796,036

		162,734,487

Italy (4.9%)
ENI S.p.A.	1,432,385	33,980,267
UniCredit S.p.A.*	11,708,051	29,995,661

		63,975,928

	Number of Shares	Value (Note 1)
Russia (1.3%)
Mechel (ADR)	702,913	$5,869,324
MMC Norilsk Nickel OJSC (ADR)*	1,278,984	11,774,371

		17,643,695

Spain (6.9%)
Banco Santander S.A.	3,864,959	46,642,254
Telefonica S.A.	1,937,744	43,938,344

		90,580,598

Switzerland (4.7%)
Nestle S.A. (Registered)	1,176,354	44,396,957
Xstrata plc	1,566,507	17,276,902

		61,673,859

Total Other European Countries		581,854,435

Scandanavia (3.9%)
Norway (1.9%)
StatoilHydro ASA^	1,276,702	25,219,874

Sweden (2.0%)
Electrolux AB, Class B*^	1,045,321	14,652,707
Swedbank AB, Class A*	2,076,896	12,092,121

		26,744,828

Total Scandanavia		51,964,702

Southeast Asia (4.9%)
Hong Kong (1.8%)
Hutchison Whampoa Ltd.	3,713,000	24,208,876

Singapore (1.5%)
DBS Group Holdings Ltd.	2,358,500	19,140,402

Taiwan (1.6%)
HTC Corp.	1,524,000	21,429,583

Total Southeast Asia		64,778,861

United Kingdom (10.4%)
BAE Systems plc	4,427,718	24,715,669
Cookson Group plc*	2,100,107	9,060,143
Land Securities Group plc (REIT)	2,740,596	21,321,691
United Business Media Ltd.	3,308,044	21,778,930
Vodafone Group plc	20,746,941	40,103,289
WPP plc	2,933,176	19,508,828

Total United Kingdom		136,488,550

Total Common Stocks (97.5%) (Cost $1,302,441,093)		1,282,396,711

	Number of Warrants	Value (Note 1)
WARRANTS:
Ireland (0.4%)
Morgan Stanley Asia Products Ltd., expiring 5/26/14*†	2,171,628	5,714,094

United Kingdom (0.4%)
HSBC Bank plc, expiring 4/5/12*	6,298,469	4,768,571

Total Warrants (0.8%) (Cost $11,116,604)		10,482,665

See Notes to Financial Statements. 216

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (6.8%)
Calyon/New York
0.41%, 7/2/10 (l)	$4,998,834	$4,907,401
Goldman Sachs & Co., Repurchase Agreement
0.05%, 7/1/09 (r)(v)	49,600,117	49,600,117
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(l)(s)	10,000,000	1,475,000
MassMutual Global Funding II
0.40%, 3/26/10 (l)	15,000,000	14,864,654
Monumental Global Funding II
0.40%, 3/26/10 (l)	7,000,000	6,733,692
0.43%, 5/26/10 (l)	1,000,000	962,500
Pricoa Global Funding I
0.40%, 6/25/10 (l)	10,998,900	10,136,619

Total Short-Term Investments of Cash Collateral for Securities Loaned		88,679,983

Time Deposit (1.9%)
JPMorgan Chase Nassau
0.000%, 7/1/09	25,633,915	25,633,915

Total Short-Term Investments (8.7%) (Cost/Amortized Cost $124,231,766)		114,313,898

Total Investments (107.0%) (Cost/Amortized Cost $1,437,789,463)		1,407,193,274
Other Assets Less Liabilities (-7.0%)		(92,046,384)

Net Assets (100%)		$1,315,146,890

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $5,714,094 or 0.4% of net assets) at fair value.
(b)	Illiquid Security.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(s)	Issuer in bankruptcy.
(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% - 6.176%, maturing 4/15/18 - 5/1/39; Federal National Mortgage Association, 0.000% - 7.500%, maturing 2/1/18 - 5/1/39; Government National Mortgage Association, 0.465% – 5.500%, maturing 11/16/31 - 8/16/44.

Glossary:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

See Notes to Financial Statements. 217

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
British Pound vs. U.S. Dollar, expiring 9/17/09	54,164	88,230	$89,101,675	$88,230,000	$871,675
British Pound vs. U.S. Dollar, expiring 9/17/09	8,555	13,900	14,074,155	13,900,450	173,705

					$1,045,380

Foreign Currency Sell Contracts
European Union vs. U.S. Dollar, expiring 9/17/09	27,801	20,207	$27,800,900	$28,345,211	$(544,311)
Hong Kong Dollar vs. U.S. Dollar, expiring 9/17/09	34,751	269,157	34,751,000	34,752,975	(1,975)

					$(546,286)

					$499,094

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$7,249,752	$168,546,756	$–	$175,796,508
Consumer Staples	–	103,524,379	–	103,524,379
Energy	–	103,904,307	–	103,904,307
Financials	–	291,142,179	–	291,142,179
Health Care	–	90,855,678	–	90,855,678
Industrials	18,450,656	141,627,892	–	160,078,548
Information Technology	–	39,721,335	–	39,721,335
Materials	5,869,324	132,172,887	–	138,042,211
Telecommunication Services	–	110,269,442	–	110,269,442
Utilities	–	69,062,124	–	69,062,124
Forward Currency Contracts	–	1,045,380	–	1,045,380
Short-Term Investments	–	114,313,898	–	114,313,898
Warrants
Financials	–	4,768,571	5,714,094	10,482,665
Total Asset	$31,569,732	$1,370,954,828	$5,714,094	$1,408,238,654
Liability:
Forward Currency Contracts	$–	$(546,286)	$–	$(546,286)
Total Liability	$–	$(546,286)	$–	$(546,286)
Total	$31,569,732	$1,370,408,542	$5,714,094	$1,407,692,368

See Notes to Financial Statements. 218

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$19,283,221	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(13,569,127)	—

Balance as of 6/30/09	$5,714,094	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$(737,813)	$—

*Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	1,045,380
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$1,045,380

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	(546,286)
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	–	*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(546,286)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	8,691,616	–	8,691,616
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$–	$8,691,616	$–	$8,691,616

See Notes to Financial Statements. 219

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	449,094	–	449,094
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$–	$449,094	$–	$449,094

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,406,812,907
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,725,881,279

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$78,193,383
Aggregate gross unrealized depreciation	(188,421,152)

Net unrealized depreciation	$(110,227,769)

Federal income tax cost of investments	$1,517,421,043

At June 30, 2009, the Portfolio had loaned securities with a total value of $93,316,525. This was secured by collateral of $98,597,851 which was received as cash and subsequently invested in short-term investments currently valued at $88,679,983, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $129,765, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the six months ended June 30, 2009, the Portfolio incurred approximately $5,750 as brokerage commissions with Exane S.A., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $412,038,712, which expires in the year 2016.

See Notes to Financial Statements. 220

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (4.7%)
Asset-Backed Securities (0.4%)
Capital One Multi-Asset Execution Trust,
Series 2006-A10 A10
5.150%, 6/16/14	$100,000	$104,704
Citibank Credit Card Issuance Trust,
Series 2007-A8 A8
5.650%, 9/20/19	100,000	101,800
Countrywide Asset-Backed Certificates,
Series 2006-9 1AF6
5.989%, 10/25/46	100,000	43,555

		250,059

Non-Agency CMO (4.3%)
Banc of America Commercial Mortgage, Inc.,
Series 2005-4 A2
4.764%, 7/10/45	325,000	316,969
Series 2006-4 A4
5.634%, 7/10/46	50,000	39,454
Series 2007-4 A4
5.935%, 2/10/51(l)	275,000	221,835
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2005-PW10 A4
5.405%, 12/11/40(l)	175,000	155,679
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD4 A4
5.322%, 12/11/49	100,000	73,787
Credit Suisse Mortgage Capital Certificates,
Series 2006-C3 A3
6.020%, 6/15/38(l)	100,000	72,987
CS First Boston Mortgage Securities Corp.,
Series 2005-C3 A4
4.686%, 7/15/37	345,000	285,942
CW Capital Cobalt Ltd.,
Series 2007-C3 A4
6.015%, 5/15/46(l)	50,000	34,330
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7 A4
6.115%, 7/10/38(l)	165,000	135,347
GS Mortgage Securities Corp. II,
Series 2006-GG8 A4
5.560%, 11/10/39	65,000	53,014
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP2 A3
4.697%, 7/15/42	200,000	178,148
Series 2005-LDP5 A4
5.344%, 12/15/44(l)	320,000	270,525
JP Morgan Commercial Mortgage Finance Corp.,
Series 2000-C10 A2
7.371%, 8/15/32(l)	197,474	199,583
LB-UBS Commercial Mortgage Trust,
Series 2005-C3 A5
4.739%, 7/15/30	200,000	171,133
Merrill Lynch Mortgage Trust,
Series 2005-MCP1 A4
4.747%, 6/12/43(l)	130,000	111,581
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4 A3
5.172%, 12/12/49(l)	100,000	72,750

	Principal Amount	Value (Note 1)
Morgan Stanley Capital I, Inc.,
Series 2003-T11 A4
5.150%, 6/13/41	$200,000	$182,687
Series 2007-IQ14 A4
5.692%, 4/15/49(l)	85,000	61,958
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27 A3
5.765%, 7/15/45(l)	85,000	67,949
Series 2007-C30 A5
5.342%, 12/15/43	175,000	115,083

		2,820,741

Total Asset-Backed and Mortgage-Backed Securities		3,070,800

Corporate Bonds (21.6%)
Consumer Discretionary (1.2%)
Automobiles (0.1%)
Daimler Finance N.A. LLC
8.500%, 1/18/31	$30,000	31,559

Hotels, Restaurants & Leisure (0.1%)
McDonald’s Corp.
6.300%, 3/1/38	25,000	27,066
Yum! Brands, Inc.
6.875%, 11/15/37	45,000	45,360

		72,426

Media (0.8%)
CBS Corp.
4.625%, 5/15/18	45,000	33,443
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	70,000	79,800
Comcast Corp.
5.900%, 3/15/16	60,000	62,066
5.700%, 7/1/19	50,000	49,546
6.550%, 7/1/39	50,000	49,915
COX Communications, Inc.
5.450%, 12/15/14	45,000	44,671
News America, Inc.
6.200%, 12/15/34	35,000	29,879
Time Warner Cable, Inc.
6.550%, 5/1/37	95,000	91,091
Time Warner, Inc.
7.700%, 5/1/32	35,000	34,393
Walt Disney Co.
6.375%, 3/1/12	60,000	65,894

		540,698

Multiline Retail (0.0%)
Target Corp.
6.350%, 11/1/32	25,000	25,435

Specialty Retail (0.2%)
Home Depot, Inc.
5.200%, 3/1/11	55,000	56,931
5.250%, 12/16/13	35,000	35,961
Lowe’s Cos., Inc.
5.400%, 10/15/16	20,000	21,018

		113,910

Total Consumer Discretionary		784,028

Consumer Staples (1.5%)
Beverages (0.3%)
Anheuser-Busch Cos., Inc.
5.750%, 4/1/36	30,000	24,623

See Notes to Financial Statements. 221

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Coca-Cola Enterprises, Inc.
6.950%, 11/15/26	$35,000	$38,116
Diageo Capital plc
5.750%, 10/23/17	130,000	135,624

		198,363

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
5.500%, 3/15/17	60,000	63,520
Kroger Co.
4.950%, 1/15/15	90,000	84,987
Wal-Mart Stores, Inc.
5.250%, 9/1/35	45,000	42,907
6.500%, 8/15/37	60,000	67,045

		258,459

Food Products (0.5%)
Archer-Daniels-Midland Co.
5.375%, 9/15/35	35,000	33,186
ConAgra Foods, Inc.
6.750%, 9/15/11	60,000	64,164
Kellogg Co.
7.450%, 4/1/31	25,000	30,021
Kraft Foods, Inc.
5.625%, 11/1/11	60,000	63,748
5.250%, 10/1/13	115,000	118,912

		310,031

Household Products (0.2%)
Clorox Co.
5.950%, 10/15/17	50,000	50,976
Procter & Gamble Co.
4.950%, 8/15/14	25,000	26,764
5.550%, 3/5/37	35,000	35,444

		113,184

Tobacco (0.1%)
Altria Group, Inc.
9.700%, 11/10/18	75,000	85,984

Total Consumer Staples		966,021

Energy (1.5%)
Energy Equipment & Services (0.1%)
Weatherford International Ltd.
5.500%, 2/15/16	60,000	57,532

Oil, Gas & Consumable Fuels (1.4%)
Apache Corp.
6.000%, 1/15/37	50,000	52,935
Conoco, Inc.
6.950%, 4/15/29	40,000	43,101
Devon Financing Corp. ULC
7.875%, 9/30/31	60,000	70,650
Energy Transfer Partners LP
6.700%, 7/1/18	115,000	117,565
Enterprise Products Operating LLC
Series B
5.600%, 10/15/14	55,000	56,526
EOG Resources, Inc.
5.625%, 6/1/19	15,000	15,699
Kerr-McGee Corp.
6.950%, 7/1/24	85,000	78,869
Kinder Morgan Energy Partners LP
7.125%, 3/15/12	60,000	64,158
6.000%, 2/1/17	35,000	34,722
Marathon Oil Corp.
6.125%, 3/15/12	100,000	105,654

	Principal Amount	Value (Note 1)
Shell International Finance B.V.
4.000%, 3/21/14	$100,000	$102,683
StatoilHydro ASA
7.750%, 6/15/23	25,000	29,714
Tennessee Gas Pipeline Co.
7.625%, 4/1/37	25,000	25,320
TransCanada Pipelines Ltd.
5.600%, 3/31/34	25,000	23,708
Valero Energy Corp.
6.625%, 6/15/37	45,000	38,390
XTO Energy, Inc.
6.375%, 6/15/38	80,000	81,760

		941,454

Total Energy		998,986

Financials (9.3%)
Capital Markets (2.0%)
Bear Stearns Cos., Inc.
5.550%, 1/22/17	40,000	37,070
7.250%, 2/1/18	70,000	73,779
Deutsche Bank AG/London
5.375%, 10/12/12	100,000	106,141
Goldman Sachs Capital I
6.345%, 2/15/34	25,000	20,169
Goldman Sachs Capital II
5.793%, 12/31/49(l)	135,000	82,276
Goldman Sachs Group, Inc.
1.700%, 3/15/11	100,000	100,910
3.250%, 6/15/12	100,000	103,490
5.250%, 10/15/13	75,000	76,544
5.350%, 1/15/16	55,000	52,438
5.950%, 1/18/18	50,000	48,498
6.125%, 2/15/33	40,000	37,333
Jefferies Group, Inc.
7.750%, 3/15/12	105,000	104,814
Merrill Lynch & Co., Inc.
6.875%, 11/15/18	130,000	119,984
Morgan Stanley
5.250%, 11/2/12	320,000	324,676
7.250%, 4/1/32	25,000	24,831

		1,312,953

Commercial Banks (2.2%)
Abbey National plc
7.950%, 10/26/29	40,000	35,555
Barclays Bank plc
6.750%, 5/22/19	50,000	49,589
BB&T Corp.
5.200%, 12/23/15	35,000	32,346
Credit Suisse/New York
3.450%, 7/2/12	50,000	50,025
6.000%, 2/15/18	70,000	69,883
HSBC Holdings plc
5.250%, 12/12/12	40,000	41,459
6.500%, 9/15/37	100,000	96,731
Korea Development Bank
5.300%, 1/17/13	100,000	98,710
5.750%, 9/10/13	70,000	70,230
Kreditanstalt fuer Wiederaufbau
3.250%, 2/15/11	125,000	129,006
3.250%, 3/15/13	190,000	193,590
4.125%, 10/15/14	15,000	15,163
4.875%, 1/17/17	40,000	42,253
Landesbank Baden-Wuerttemberg/New York
5.050%, 12/30/15	100,000	92,977

See Notes to Financial Statements. 222

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Landwirtschaftliche Rentenbank
5.125%, 2/1/17	$100,000	$105,935
PNC Funding Corp.
5.625%, 2/1/17	45,000	41,705
U.S. Bancorp
4.200%, 5/15/14	50,000	50,565
Wachovia Corp.
5.250%, 8/1/14	55,000	53,821
5.750%, 6/15/17	110,000	108,521
Wells Fargo & Co.
5.125%, 9/15/16	55,000	52,188

		1,430,252

Consumer Finance (0.8%)
American Express Co.
5.500%, 9/12/16	30,000	27,265
7.000%, 3/19/18	115,000	111,669
HSBC Finance Corp.
4.750%, 7/15/13	105,000	102,528
SLM Corp.
4.500%, 7/26/10	80,000	75,600
5.375%, 1/15/13	210,000	175,435

		492,497

Diversified Financial Services (3.3%)
Bank of America Corp.
2.100%, 4/30/12	150,000	150,229
5.625%, 10/14/16	105,000	94,878
6.000%, 9/1/17	60,000	54,552
5.650%, 5/1/18	100,000	88,363
Caterpillar Financial Services Corp.
6.125%, 2/17/14	50,000	53,335
7.150%, 2/15/19	50,000	53,519
Citigroup, Inc.
6.000%, 2/21/12	135,000	133,477
2.125%, 4/30/12	100,000	100,439
5.000%, 9/15/14	65,000	54,491
6.125%, 11/21/17	185,000	162,201
5.850%, 12/11/34	35,000	27,181
Credit Suisse FB USA, Inc.
5.125%, 8/15/15	80,000	82,034
General Electric Capital Corp.
3.000%, 12/9/11	100,000	103,165
5.450%, 1/15/13	110,000	112,894
5.400%, 2/15/17	110,000	106,504
5.625%, 9/15/17	50,000	47,852
6.750%, 3/15/32	15,000	13,466
5.875%, 1/14/38	95,000	75,182
John Deere Capital Corp.
5.250%, 10/1/12	50,000	52,816
JPMorgan Chase & Co.
6.750%, 2/1/11	100,000	104,546
3.125%, 12/1/11	125,000	129,306
6.625%, 3/15/12	55,000	57,902
5.750%, 1/2/13	100,000	103,128
5.250%, 5/1/15	170,000	163,461
National Rural Utilities Cooperative Finance Corp.
8.000%, 3/1/32	25,000	28,084

		2,153,005

Insurance (0.5%)
Allstate Corp.
5.950%, 4/1/36	35,000	30,561
American International Group, Inc.
5.375%, 10/18/11	25,000	18,011
5.450%, 5/18/17	75,000	39,477

	Principal Amount	Value (Note 1)
Berkshire Hathaway Finance Corp.
4.850%, 1/15/15	$30,000	$31,224
Lincoln National Corp.
6.300%, 10/9/37	100,000	72,010
Marsh & McLennan Cos., Inc.
5.875%, 8/1/33	35,000	27,698
MetLife, Inc.
5.700%, 6/15/35	40,000	34,937
Prudential Financial, Inc.
5.100%, 9/20/14	55,000	51,965
Travelers Cos., Inc.
5.500%, 12/1/15	40,000	40,952

		346,835

Real Estate Investment Trusts (REITs) (0.5%)
HCP, Inc.
5.950%, 9/15/11	265,000	259,362
ProLogis
5.625%, 11/15/16	55,000	42,278
Simon Property Group LP
6.750%, 5/15/14	20,000	20,096
5.750%, 12/1/15	35,000	32,235

		353,971

Total Financials		6,089,513

Health Care (1.3%)
Health Care Providers & Services (0.3%)
Cardinal Health, Inc.
5.850%, 12/15/17	45,000	42,094
CIGNA Corp.
5.375%, 3/15/17	25,000	21,375
UnitedHealth Group, Inc.
6.000%, 2/15/18	80,000	76,778
5.800%, 3/15/36	25,000	20,222
WellPoint, Inc.
5.000%, 12/15/14	40,000	39,001

		199,470

Pharmaceuticals (1.0%)
Abbott Laboratories, Inc.
5.875%, 5/15/16	55,000	59,984
AstraZeneca plc
6.450%, 9/15/37	30,000	33,257
Bristol-Myers Squibb Co.
5.250%, 8/15/13	120,000	127,683
Eli Lilly & Co.
5.200%, 3/15/17	35,000	36,670
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	120,000	127,104
Johnson & Johnson
5.950%, 8/15/37	20,000	21,550
Pfizer, Inc.
6.200%, 3/15/19	75,000	82,022
Schering-Plough Corp.
6.550%, 9/15/37	25,000	26,810
Wyeth
5.500%, 2/1/14	70,000	74,916
5.950%, 4/1/37	55,000	56,899

		646,895

Total Health Care		846,365

Industrials (1.3%)
Aerospace & Defense (0.7%)
Boeing Co.
5.125%, 2/15/13	35,000	37,221

See Notes to Financial Statements. 223

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Honeywell International, Inc.
5.400%, 3/15/16	$110,000	$116,686
Lockheed Martin Corp.
8.500%, 12/1/29	25,000	32,346
Raytheon Co.
5.375%, 4/1/13	90,000	95,811
United Technologies Corp.
7.125%, 11/15/10	100,000	106,895
6.125%, 2/1/19	50,000	55,340

		444,299

Air Freight & Logistics (0.1%)
United Parcel Service, Inc.
6.200%, 1/15/38	40,000	43,762

Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16	35,000	31,148

Industrial Conglomerates (0.1%)
General Electric Co.
5.000%, 2/1/13	25,000	26,013
Philips Electronics N.V.
6.875%, 3/11/38	50,000	53,557

		79,570

Road & Rail (0.4%)
Burlington North Santa Fe Corp.
6.750%, 7/15/11	70,000	75,217
Canadian National Railway Co.
6.200%, 6/1/36	25,000	25,924
CSX Corp.
6.300%, 3/15/12	100,000	102,734
Norfolk Southern Corp.
7.050%, 5/1/37	25,000	27,573

		231,448

Total Industrials		830,227

Information Technology (0.7%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
5.500%, 2/22/16	75,000	79,454
Motorola, Inc.
6.000%, 11/15/17	55,000	44,825

		124,279

Computers & Peripherals (0.1%)
Dell, Inc.
7.100%, 4/15/28	25,000	25,624
International Business Machines Corp.
5.875%, 11/29/32	25,000	25,856

		51,480

IT Services (0.0%)
Electronic Data Systems Corp.
6.000%, 8/1/13	40,000	43,666

Office Electronics (0.2%)
Xerox Corp.
6.350%, 5/15/18	125,000	111,562

Software (0.2%)
Microsoft Corp.
2.950%, 6/1/14	20,000	19,855
4.200%, 6/1/19	15,000	14,654
5.200%, 6/1/39	20,000	19,466

	Principal Amount	Value (Note 1)
Oracle Corp.
6.500%, 4/15/38	$65,000	$69,235

		123,210

Total Information Technology		454,197

Materials (0.9%)
Chemicals (0.1%)
Dow Chemical Co.
7.600%, 5/15/14	35,000	36,050
8.550%, 5/15/19	30,000	30,053
7.375%, 11/1/29	25,000	22,721

		88,824

Metals & Mining (0.7%)
Alcoa, Inc.
6.000%, 1/15/12	220,000	221,907
ArcelorMittal S.A.
9.850%, 6/1/19	25,000	26,922
BHP Billiton Finance USA Ltd.
4.800%, 4/15/13	40,000	41,593
Rio Tinto Alcan, Inc.
6.125%, 12/15/33	40,000	31,610
Vale Overseas Ltd.
6.250%, 1/23/17	80,000	80,661
6.875%, 11/21/36	35,000	33,233

		435,926

Paper & Forest Products (0.1%)
Weyerhaeuser Co.
7.375%, 3/15/32	40,000	31,926

Total Materials		556,676

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.5%)
AT&T Corp.
8.000%, 11/15/31	40,000	46,167
AT&T, Inc.
5.100%, 9/15/14	60,000	62,327
6.300%, 1/15/38	70,000	67,638
BellSouth Corp.
6.000%, 11/15/34	25,000	23,564
British Telecommunications plc
9.625%, 12/15/30	25,000	27,716
Deutsche Telekom International Finance B.V.
4.875%, 7/8/14	50,000	50,324
6.000%, 7/8/19	50,000	50,445
Embarq Corp.
7.082%, 6/1/16	25,000	24,415
France Telecom S.A.
8.500%, 3/1/31	25,000	32,108
Telecom Italia Capital S.A.
5.250%, 11/15/13	65,000	63,738
6.175%, 6/18/14	50,000	50,564
7.175%, 6/18/19	50,000	50,685
Telefonica Europe B.V.
7.750%, 9/15/10	240,000	253,170
Verizon Communications, Inc.
7.250%, 12/1/10	75,000	79,856
7.375%, 9/1/12	55,000	61,529
5.850%, 9/15/35	25,000	23,253

		967,499

Wireless Telecommunication Services (0.2%)
New Cingular Wireless Services, Inc.
8.750%, 3/1/31	35,000	42,658

See Notes to Financial Statements. 224

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Verizon Wireless Capital LLC
3.750%, 5/20/11§	$50,000	$51,024
Vodafone Group plc
4.625%, 7/15/18	80,000	74,957

		168,639

Total Telecommunication Services		1,136,138

Utilities (2.2%)
Electric Utilities (1.6%)
Alabama Power Co.
Series Q
5.500%, 10/15/17	35,000	36,970
Appalachian Power Co.
7.000%, 4/1/38	90,000	93,258
Consolidated Edison Co. of New York, Inc.
Series B
7.500%, 9/1/10	50,000	52,986
Duke Energy Indiana, Inc.
5.000%, 9/15/13	50,000	51,698
Exelon Corp.
4.900%, 6/15/15	35,000	32,588
Florida Power & Light Co.
5.650%, 2/1/37	15,000	15,397
Florida Power Corp.
4.800%, 3/1/13	55,000	57,032
Hydro Quebec
Series JL
6.300%, 5/11/11	100,000	108,383
MidAmerican Energy Holding Co.
Series D
5.000%, 2/15/14	170,000	176,662
Oncor Electric Delivery Co.
7.000%, 9/1/22	40,000	42,243
Pacific Gas & Electric Co.
6.050%, 3/1/34	85,000	88,182
PacifiCorp
5.750%, 4/1/37	30,000	30,571
Progress Energy, Inc.
6.850%, 4/15/12	120,000	129,965
Southern California Edison Co.
Series 08-A
5.950%, 2/1/38	55,000	58,189
Virginia Electric & Power Co.
Series B
6.000%, 1/15/36	55,000	57,142

		1,031,266

Gas Utilities (0.1%)
Oneok, Inc.
6.000%, 6/15/35	25,000	20,955
Spectra Energy Capital LLC
8.000%, 10/1/19	45,000	47,500

		68,455

Independent Power Producers & Energy Traders (0.4%)
Tennessee Valley Authority
5.880%, 4/1/36	35,000	37,251
Series A
6.790%, 5/23/12	190,000	214,479

		251,730

	Principal Amount	Value (Note 1)
Multi-Utilities (0.1%)
Dominion Resources, Inc.
Series A
5.600%, 11/15/16	$80,000	$81,827

Total Utilities		1,433,278

Total Corporate Bonds		14,095,429

Government Securities (74.2%)
Foreign Governments (1.9%)
Federative Republic of Brazil
8.875%, 4/15/24	$115,000	142,887
7.125%, 1/20/37	50,000	54,250
Province of Manitoba
4.900%, 12/6/16	150,000	155,177
Province of Ontario
5.125%, 7/17/12	75,000	80,208
Province of Quebec
5.125%, 11/14/16	20,000	20,736
7.125%, 2/9/24	100,000	113,523
7.500%, 9/15/29	70,000	85,829
Republic of Italy
5.625%, 6/15/12	50,000	54,520
4.500%, 1/21/15	95,000	97,396
6.875%, 9/27/23	40,000	44,897
5.375%, 6/15/33	25,000	24,221
Republic of Korea
4.875%, 9/22/14	45,000	44,522
Republic of South Africa
5.875%, 5/30/22	105,000	96,600
State of Israel
5.125%, 3/26/19	75,000	73,083
United Mexican States
5.625%, 1/15/17	74,000	74,814
6.050%, 1/11/40	50,000	45,425

		1,208,088

Supranational (0.9%)
European Investment Bank
2.625%, 5/16/11	385,000	394,914
4.875%, 2/16/16	75,000	79,671
4.875%, 1/17/17	55,000	57,879
International Bank for Reconstruction & Development
4.750%, 2/15/35	40,000	37,271
International Finance Corp.
3.000%, 4/22/14	30,000	29,345

		599,080

U.S. Government Agencies (46.3%)
Federal Farm Credit Bank
4.875%, 2/18/11	105,000	111,511
2.625%, 4/17/14	50,000	49,577
4.875%, 1/17/17	60,000	63,856
Federal Home Loan Bank
4.375%, 9/17/10	115,000	120,118
4.625%, 2/18/11	160,000	169,322
1.375%, 5/16/11	50,000	50,154
5.375%, 8/19/11	35,000	37,803
5.750%, 5/15/12	100,000	111,185
1.875%, 6/20/12	50,000	49,931
4.500%, 9/16/13	120,000	128,606
5.375%, 5/18/16	100,000	111,129
4.750%, 12/16/16	25,000	26,739
4.875%, 5/17/17	200,000	214,748
5.000%, 11/17/17	100,000	106,411

See Notes to Financial Statements. 225

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 7/15/36	$70,000	$71,385
Federal Home Loan Mortgage Corp.
5.125%, 4/18/11	290,000	310,103
1.625%, 4/26/11	550,000	554,187
5.750%, 1/15/12	75,000	82,742
2.000%, 4/27/12	50,000	49,980
1.750%, 6/15/12	50,000	49,818
2.000%, 6/15/12	50,000	49,910
5.125%, 7/15/12	75,000	82,171
2.500%, 4/8/13	250,000	249,343
2.500%, 1/7/14	170,000	168,345
4.500%, 1/15/14	170,000	182,757
2.500%, 4/23/14	50,000	49,208
3.750%, 3/27/19	25,000	24,566
4.000%, 12/1/20	155,400	155,756
5.500%, 3/1/21	203,240	212,881
4.500%, 6/1/21	133,081	135,945
5.000%, 7/1/21	227,771	236,583
4.500%, 8/1/21	229,129	236,065
6.000%, 9/1/21	50,026	52,970
5.000%, 6/1/23	332,514	344,268
5.000%, 8/1/26	122,506	125,904
5.500%, 8/1/26	79,919	83,085
6.250%, 7/15/32	65,000	77,233
4.641%, 2/1/34(l)	143,575	147,769
4.104%, 2/1/35(l)	191,401	192,852
4.707%, 8/1/35(l)	101,490	103,671
5.000%, 3/1/36	826,901	842,890
6.000%, 3/1/36	322,370	337,387
4.500%, 5/1/36	133,886	133,467
5.000%, 8/1/36	87,150	88,835
6.500%, 8/1/36	234,339	249,356
5.500%, 9/1/36	875,919	905,883
6.000%, 9/1/36	382,767	400,238
6.500%, 12/1/36	98,007	104,288
5.500%, 4/1/37	427,662	442,091
6.000%, 4/1/37	42,211	44,105
6.000%, 8/1/37	184,344	192,614
5.500%, 9/1/37	97,310	100,593
6.500%, 1/1/38	230,262	244,969
6.000%, 2/1/38	447,228	467,292
5.000%, 3/1/38	233,232	237,546
6.000%, 3/1/38	137,556	143,719
5.000%, 5/1/38	808,656	823,615
5.500%, 5/1/38	575,745	595,139
5.500%, 6/1/38	166,610	172,222
4.000%, 5/1/39	499,103	482,325
4.500%, 6/1/39	500,000	498,354
Federal National Mortgage Association
5.125%, 4/15/11	365,000	390,863
6.000%, 5/15/11	185,000	201,070
1.875%, 4/20/12	50,000	50,203
4.875%, 5/18/12	250,000	271,725
4.375%, 3/15/13	115,000	123,670
5.125%, 1/2/14	90,000	91,651
2.750%, 3/13/14	150,000	149,679
5.250%, 9/15/16	215,000	236,986
5.000%, 2/13/17	135,000	147,300
4.500%, 8/1/20	229,816	236,988
4.000%, 9/1/20	102,096	102,394
5.500%, 1/1/21	133,887	140,783
5.000%, 6/1/21	270,149	281,444
5.500%, 6/1/21	72,481	76,010
6.000%, 8/1/21	133,802	141,906
6.000%, 10/1/21	68,694	72,854

	Principal Amount	Value (Note 1)
5.000%, 3/1/23	$341,128	$353,506
4.500%, 6/1/23	457,015	467,039
5.500%, 4/1/26	76,768	79,732
5.000%, 5/1/26	98,064	100,487
6.625%, 11/15/30	100,000	122,477
4.302%, 6/1/34(l)	64,694	66,570
4.328%, 1/1/35(l)	132,393	134,902
4.861%, 9/1/35(l)	286,358	296,406
4.500%, 10/1/35	137,824	138,017
5.000%, 11/1/35	91,655	93,642
6.500%, 1/1/36	313,992	334,947
5.000%, 6/1/36	1,192,936	1,217,121
6.102%, 6/1/36(l)	158,276	166,178
5.500%, 7/1/36	1,032,801	1,068,293
6.000%, 7/1/36	707,139	740,742
7.000%, 7/1/36	55,178	60,013
6.000%, 9/1/36	61,861	64,800
6.000%, 4/1/37	156,763	164,065
6.500%, 8/1/37	215,094	229,382
6.000%, 9/1/37	210,122	219,910
6.500%, 10/1/37	435,349	464,403
5.500%, 11/1/37	676,124	698,936
5.500%, 12/1/37	1,082,734	1,119,266
6.000%, 1/1/38	186,418	195,102
5.500%, 2/1/38	168,071	173,733
5.000%, 3/1/38	293,473	299,269
6.000%, 3/1/38	463,777	485,381
5.000%, 5/1/38	614,491	626,626
5.500%, 7/1/38	296,883	306,883
4.500%, 7/25/39 TBA	1,000,000	997,812
Government National Mortgage Association
5.000%, 8/15/21	53,887	56,544
4.500%, 8/15/33	41,666	41,964
5.500%, 4/15/35	300,247	311,248
6.000%, 5/15/36	139,284	145,307
5.000%, 6/15/36	236,192	241,469
6.500%, 8/15/36	73,292	77,899
6.500%, 2/15/37	180,190	191,430
5.500%, 5/15/37	301,613	312,099
5.500%, 7/15/37	106,405	110,105
5.000%, 2/15/38	116,477	119,006
6.000%, 2/15/38	457,216	476,844
5.500%, 6/15/38	81,858	84,678
4.500%, 4/15/39	498,624	498,760
5.500%, 7/15/39 TBA	500,000	516,250

		30,272,284

U.S. Treasuries (25.1%)
U.S. Treasury Bonds
7.500%, 11/15/16	125,000	159,443
8.875%, 2/15/19	200,000	285,219
8.125%, 8/15/19	195,000	267,363
8.750%, 8/15/20	175,000	250,687
8.000%, 11/15/21	220,000	303,531
7.125%, 2/15/23	85,000	111,071
6.250%, 8/15/23	165,000	200,991
5.250%, 2/15/29	170,000	191,197
6.125%, 8/15/29	75,000	93,398
6.250%, 5/15/30	225,000	285,258
5.375%, 2/15/31	225,000	258,258
4.750%, 2/15/37	100,000	107,156
4.375%, 2/15/38	75,000	75,738
3.500%, 2/15/39	125,000	108,086
4.250%, 5/15/39	180,000	178,171

See Notes to Financial Statements. 226

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Notes
2.750%, 7/31/10	$440,000	$450,295
1.250%, 11/30/10	800,000	805,904
0.875%, 12/31/10	400,000	400,547
5.000%, 2/15/11	820,000	874,453
0.875%, 2/28/11	300,000	299,790
0.875%, 4/30/11	250,000	249,268
4.875%, 4/30/11	300,000	320,719
4.875%, 5/31/11	300,000	321,563
4.500%, 9/30/11	1,240,000	1,328,932
1.125%, 12/15/11	100,000	99,500
1.375%, 4/15/12	200,000	199,266
4.375%, 8/15/12	690,000	746,710
3.625%, 12/31/12	975,000	1,033,652
3.625%, 5/15/13	315,000	333,186
4.250%, 8/15/13	415,000	448,686
4.250%, 11/15/13	500,000	540,313
1.500%, 12/31/13	150,000	144,480
4.000%, 2/15/14	465,000	497,586
1.875%, 2/28/14	350,000	340,949
1.750%, 3/31/14	125,000	120,899
1.875%, 4/30/14	675,000	655,013
2.250%, 5/31/14	300,000	295,968
2.625%, 6/30/14	250,000	250,783
4.000%, 2/15/15	250,000	265,606
3.250%, 5/31/16	150,000	150,656
4.625%, 2/15/17	200,000	217,609
4.750%, 8/15/17	285,000	312,431
4.250%, 11/15/17	220,000	233,338
3.500%, 2/15/18	175,000	175,861
3.875%, 5/15/18	480,000	494,588
3.750%, 11/15/18	200,000	203,454
2.750%, 2/15/19	450,000	421,452
3.125%, 5/15/19	275,000	265,977

		16,375,001

Total Government Securities		48,454,453

Total Long-Term Debt Securities (100.5%) (Cost $65,148,144)		65,620,682

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.1%)
JPMorgan Chase Nassau 0.000%, 7/1/09 (Amortized Cost $1,385,540)	$1,385,540	$1,385,540

Total Investments (102.6%) (Cost/Amortized Cost $66,533,684)		67,006,222
Other Assets Less Liabilities (-2.6%)		(1,666,858)

Net Assets (100%)		$65,339,364

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2009, the market value of these securities amounted to $51,024 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.

Glossary:
CMO	— Collateralized Mortgage Obligation
TBA	— Security is subject to delayed delivery.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

See Notes to Financial Statements. 227

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$–	$250,059	$–	$250,059
Non-Agency CMO	–	2,820,741	–	2,820,741
Corporate Bonds
Consumer Discretionary	–	784,028	–	784,028
Consumer Staples	–	966,021	–	966,021
Energy	–	998,986	–	998,986
Financials	–	6,089,513	–	6,089,513
Health Care	–	846,365	–	846,365
Industrials	–	830,227	–	830,227
Information Technology	–	454,197	–	454,197
Materials	–	556,676	–	556,676
Telecommunication Services	–	1,136,138	–	1,136,138
Utilities	–	1,433,278	–	1,433,278
Government Securities
Foreign Governments	–	1,208,088	–	1,208,088
Supranational	–	599,080	–	599,080
U.S. Government Agencies	–	30,272,284	–	30,272,284
U.S. Treasuries	–	16,375,001	–	16,375,001
Short-Term Investments	–	1,385,540	–	1,385,540
Total Asset	$–	$67,006,222	$–	$67,006,222
Total Liability	$–	$–	$–	$–
Total	$–	$67,006,222	$–	$67,006,222

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$11,127,244
Long-term U.S. Treasury securities	6,011,574

$17,138,818

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$11,187,318
Long-term U.S. Treasury securities	4,292,943

$15,480,261

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,712,667
Aggregate gross unrealized depreciation	(1,245,380)

Net unrealized appreciation	$467,287

Federal income tax cost of investments	$66,538,935

The Portfolio has a net capital loss carryforward of $959,420, which expires in the year 2014.

See Notes to Financial Statements. 228

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.6%)
Automobiles (0.5%)
Honda Motor Co., Ltd. (ADR)	114,640	$3,137,697

Hotels, Restaurants & Leisure (0.4%)
Brinker International, Inc.	142,400	2,425,072

Leisure Equipment & Products (1.0%)
Hasbro, Inc.	70,600	1,711,344
Polaris Industries, Inc.^	153,100	4,917,572

		6,628,916

Media (4.3%)
Cablevision Systems Corp. - New York Group, Class A	209,300	4,062,513
Comcast Corp., Class A	348,100	5,043,969
Shaw Communications, Inc., Class B	305,900	5,157,474
Time Warner, Inc.	243,200	6,126,208
Walt Disney Co.	125,100	2,918,583
WPP plc (ADR)	151,400	5,035,564

		28,344,311

Specialty Retail (1.9%)
Foot Locker, Inc.	149,500	1,565,265
Gap, Inc.	270,300	4,432,920
Home Depot, Inc.	289,100	6,831,433

		12,829,618

Textiles, Apparel & Luxury Goods (0.5%)
VF Corp.	65,600	3,630,960

Total Consumer Discretionary		56,996,574

Consumer Staples (6.0%)
Food & Staples Retailing (0.5%)
SUPERVALU, Inc.	255,700	3,311,315

Food Products (3.4%)
Campbell Soup Co.	86,800	2,553,656
ConAgra Foods, Inc.	352,700	6,722,462
Del Monte Foods Co.	229,500	2,152,710
J.M. Smucker Co.	41,100	1,999,926
Kraft Foods, Inc., Class A	232,300	5,886,482
Sara Lee Corp.	345,600	3,373,056

		22,688,292

Household Products (1.7%)
Clorox Co.	77,700	4,337,991
Procter & Gamble Co.	127,900	6,535,690

		10,873,681

Tobacco (0.4%)
Reynolds American, Inc.	66,500	2,568,230

Total Consumer Staples		39,441,518

Energy (17.5%)
Oil, Gas & Consumable Fuels (17.5%)
Chevron Corp.	504,700	33,436,375
CNOOC Ltd. (ADR)^	52,500	6,459,075
ConocoPhillips	271,700	11,427,702
EnCana Corp.	199,600	9,874,212
ENI S.p.A. (ADR)	102,900	4,878,489
Exxon Mobil Corp.	284,400	19,882,404
Linn Energy LLC	146,500	2,867,005
Marathon Oil Corp.	249,300	7,511,409
Sasol Ltd. (ADR)	250,700	8,729,374

	Number of Shares	Value (Note 1)
Sunoco Logistics Partners LP	26,400	$1,431,408
Sunoco, Inc.	147,400	3,419,680
Teekay Corp.	94,500	1,987,335
Tesoro Corp.	318,400	4,053,232

Total Energy		115,957,700

Financials (22.2%)
Capital Markets (2.2%)
Ameriprise Financial, Inc.	146,600	3,557,982
Morgan Stanley	158,400	4,515,984
State Street Corp.	137,000	6,466,400

		14,540,366

Commercial Banks (4.6%)
BB&T Corp.	191,800	4,215,764
BOK Financial Corp.^	51,000	1,921,170
First Horizon National Corp.*	250,862	3,010,339
National Penn Bancshares, Inc.	148,588	684,991
PNC Financial Services Group, Inc.	91,600	3,554,996
Regions Financial Corp.	256,000	1,034,240
Wells Fargo & Co.	527,100	12,787,446
Wilmington Trust Corp.	224,100	3,061,206

		30,270,152

Diversified Financial Services (6.9%)
Bank of America Corp.	1,304,560	17,220,192
Citigroup, Inc.^	427,600	1,269,972
JPMorgan Chase & Co.	611,900	20,871,909
NYSE Euronext	246,700	6,722,575

		46,084,648

Insurance (5.7%)
Axis Capital Holdings Ltd.	263,200	6,890,576
Chubb Corp.	78,800	3,142,544
Endurance Specialty Holdings Ltd.	253,900	7,439,270
PartnerReinsurance Ltd.	89,600	5,819,520
Protective Life Corp.	189,300	2,165,592
Travelers Cos., Inc.	172,500	7,079,400
XL Capital Ltd., Class A	462,500	5,300,250

		37,837,152

Real Estate Investment Trusts (REITs) (2.2%)
Annaly Capital Management, Inc. (REIT)	564,500	8,546,530
Digital Realty Trust, Inc. (REIT)	83,300	2,986,305
HRPT Properties Trust (REIT)	719,300	2,920,358

		14,453,193

Thrifts & Mortgage Finance (0.6%)
New York Community Bancorp, Inc.	359,300	3,840,917

Total Financials		147,026,428

Health Care (11.0%)
Health Care Equipment & Supplies (1.3%)
Covidien plc	117,900	4,414,176
Teleflex, Inc.	82,600	3,702,958

		8,117,134

Health Care Providers & Services (1.2%)
AmerisourceBergen Corp.	164,200	2,912,908
Quest Diagnostics, Inc.	28,500	1,608,255
WellPoint, Inc.*	70,300	3,577,567

		8,098,730

Pharmaceuticals (8.5%)
Eli Lilly & Co.	229,560	7,951,958
Johnson & Johnson	58,420	3,318,256
Merck & Co., Inc.	183,700	5,136,252
Novartis AG (ADR)	39,600	1,615,284

See Notes to Financial Statements. 229

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Pfizer, Inc.	1,712,900	$25,693,500
Sanofi-Aventis S.A. (ADR)^	220,200	6,493,698
Wyeth	135,680	6,158,515

		56,367,463

Total Health Care		72,583,327

Industrials (8.2%)
Aerospace & Defense (2.9%)
General Dynamics Corp.	116,500	6,452,935
Honeywell International, Inc.	47,300	1,485,220
Northrop Grumman Corp.	204,800	9,355,264
United Technologies Corp.	32,700	1,699,092

		18,992,511

Commercial Services & Supplies (1.0%)
Cintas Corp.	151,000	3,448,840
Waste Management, Inc.	110,200	3,103,232

		6,552,072

Industrial Conglomerates (2.7%)
General Electric Co.	1,502,800	17,612,816

Machinery (0.4%)
Timken Co.	147,600	2,521,008

Professional Services (0.3%)
Dun & Bradstreet Corp.	27,300	2,217,033

Road & Rail (0.6%)
Norfolk Southern Corp.	115,500	4,350,885

Trading Companies & Distributors (0.3%)
GATX Corp.	87,200	2,242,784

Total Industrials		54,489,109

Information Technology (4.7%)
Communications Equipment (0.3%)
Harris Corp.	74,800	2,121,328

Computers & Peripherals (0.9%)
International Business Machines Corp.	54,700	5,711,774

Electronic Equipment, Instruments & Components (0.8%)
AU Optronics Corp. (ADR)^	258,900	2,506,152
Jabil Circuit, Inc.	379,500	2,815,890

		5,322,042

IT Services (0.5%)
Fidelity National Information Services, Inc.	174,700	3,487,012

Office Electronics (0.3%)
Xerox Corp.	267,600	1,734,048

Semiconductors & Semiconductor Equipment (1.9%)
Intel Corp.	487,900	8,074,745
Intersil Corp., Class A	158,700	1,994,859
Siliconware Precision Industries Co. (ADR)	442,379	2,742,750

		12,812,354

Total Information Technology		31,188,558

Materials (3.7%)
Chemicals (2.2%)
Lubrizol Corp.	75,700	3,581,367
Olin Corp.	421,600	5,012,824

	Number of Shares	Value (Note 1)
Sensient Technologies Corp.	75,300	$1,699,521
Valspar Corp.	194,900	4,391,097

		14,684,809

Containers & Packaging (1.5%)
Bemis Co., Inc.	105,700	2,663,640
Sonoco Products Co.	76,740	1,837,923
Temple-Inland, Inc.	398,200	5,224,384

		9,725,947

Total Materials		24,410,756

Telecommunication Services (7.3%)
Diversified Telecommunication Services (7.3%)
AT&T, Inc.	953,900	23,694,876
CenturyTel, Inc.^	157,300	4,829,110
Qwest Communications International, Inc.^	560,600	2,326,490
Verizon Communications, Inc.	566,300	17,402,399

Total Telecommunication Services		48,252,875

Utilities (6.2%)
Electric Utilities (3.3%)
Duke Energy Corp.	151,000	2,203,090
FPL Group, Inc.	159,800	9,086,228
Northeast Utilities	154,600	3,449,126
Pinnacle West Capital Corp.	135,500	4,085,325
Southern Co.	93,700	2,919,692

		21,743,461

Multi-Utilities (2.3%)
NSTAR	138,100	4,434,391
PG&E Corp.	154,600	5,942,824
SCANA Corp.	143,800	4,669,186

		15,046,401

Water Utilities (0.6%)
American Water Works Co., Inc.	142,200	2,717,442
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)^	56,600	1,697,434

		4,414,876

Total Utilities		41,204,738

Total Common Stocks (95.4%) (Cost $661,704,230)		631,551,583

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (1.1%)
BBVA Senior Finance S.A.
0.69%, 3/12/10 (l)	$1,000,000	986,729
General Electric Capital Corp.
0.40%, 3/12/10 (l)	3,000,000	2,949,834
Goldman Sachs & Co., Repurchase Agreement
0.05%, 7/1/09 (r)(v)	3,252,851	3,252,851

Total Short-Term Investments of Cash Collateral for Securities Loaned		7,189,414

Time Deposit (3.9%)
JPMorgan Chase Nassau
0.000%, 7/1/09	26,231,667	26,231,667

Total Short-Term Investments (5.0%) (Cost/Amortized Cost $33,484,518)		33,421,081

See Notes to Financial Statements. 230

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Total Investments (100.4%) (Cost/Amortized Cost $695,188,748)		$664,972,664
Other Assets Less Liabilities (-0.4%)		(2,684,978)

Net Assets (100%)		$662,287,686

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(r)	The repurchase agreements are fully collateralized by U.S. government and/ or agency obligations based on market prices at the date of this portfolio of investments.
(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% - 6.176%, maturing 4/15/18 - 5/1/39; Federal National Mortgage Association, 0.000% - 7.500%, maturing 2/1/18 - 5/1/39; Government National Mortgage Association, 0.465% – 5.500%, maturing 11/16/31 - 8/16/44.

Glossary:
ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$56,996,574	$–	$–	$56,996,574
Consumer Staples	39,441,518	–	–	39,441,518
Energy	115,957,700	–	–	115,957,700
Financials	147,026,428	–	–	147,026,428
Health Care	72,583,327	–	–	72,583,327
Industrials	54,489,109	–	–	54,489,109
Information Technology	31,188,558	–	–	31,188,558
Materials	24,410,756	–	–	24,410,756
Telecommunication Services	48,252,875	–	–	48,252,875
Utilities	41,204,738	–	–	41,204,738
Short-Term Investments	–	33,421,081	–	33,421,081
Total Asset	$631,551,583	$33,421,081	$–	$664,972,664
Total Liability	$–	$–	$–	$–
Total	$631,551,583	$33,421,081	$–	$664,972,664

See Notes to Financial Statements. 231

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$354,021,565
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$290,266,757

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,046,596
Aggregate gross unrealized depreciation	(71,632,567)

Net unrealized depreciation	$(52,585,971)

Federal income tax cost of investments	$717,558,635

At June 30, 2009, the Portfolio had loaned securities with a total value of $6,974,723. This was secured by collateral of $7,252,851 which was received as cash and subsequently invested in short-term investments currently valued at $7,189,414, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $34,163, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $26,269,688, which expires in the year 2016.

See Notes to Financial Statements. 232

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.2%)
Diversified Consumer Services (2.0%)
DeVry, Inc.	13,200	$660,528
ITT Educational Services, Inc.*	5,400	543,564

		1,204,092

Hotels, Restaurants & Leisure (0.7%)
Starbucks Corp.*	29,300	406,977

Internet & Catalog Retail (2.1%)
Amazon.com, Inc.*	15,300	1,279,998

Media (2.2%)
Thomson Reuters Corp.	21,200	621,372
Time Warner, Inc.	28,433	716,227

		1,337,599

Multiline Retail (1.7%)
Dollar Tree, Inc.*	13,200	555,720
Family Dollar Stores, Inc.	17,400	492,420

		1,048,140

Specialty Retail (5.5%)
Best Buy Co., Inc.	14,900	499,001
Home Depot, Inc.	40,700	961,741
O’Reilly Automotive, Inc.*	15,500	590,240
Ross Stores, Inc.	16,300	629,180
TJX Cos., Inc.	21,300	670,098

		3,350,260

Textiles, Apparel & Luxury Goods (1.0%)
NIKE, Inc., Class B	11,500	595,470

Total Consumer Discretionary		9,222,536

Consumer Staples (2.6%)
Food Products (1.7%)
Campbell Soup Co.	15,700	461,894
General Mills, Inc.	9,800	548,996

		1,010,890

Household Products (0.9%)
Procter & Gamble Co.	11,300	577,430

Total Consumer Staples		1,588,320

Energy (5.8%)
Energy Equipment & Services (3.6%)
Cameron International Corp.*	21,000	594,300
FMC Technologies, Inc.*	17,300	650,134
Noble Corp.	31,600	955,900

		2,200,334

Oil, Gas & Consumable Fuels (2.2%)
Chesapeake Energy Corp.	21,700	430,311
Southwestern Energy Co.*	23,400	909,090

		1,339,401

Total Energy		3,539,735

Financials (5.2%)
Capital Markets (2.4%)
Charles Schwab Corp.	46,000	806,840
State Street Corp.	13,800	651,360

		1,458,200

Commercial Banks (0.7%)
BB&T Corp.	18,700	411,026

	Number of Shares	Value (Note 1)
Insurance (1.0%)
Aflac, Inc.	19,500	$606,255

Thrifts & Mortgage Finance (1.1%)
Hudson City Bancorp, Inc.	49,900	663,171

Total Financials		3,138,652

Health Care (21.4%)
Biotechnology (7.5%)
Amgen, Inc.*	26,500	1,402,910
Biogen Idec, Inc.*	27,900	1,259,685
Genzyme Corp.*	12,800	712,576
Gilead Sciences, Inc.*	25,400	1,189,736

		4,564,907

Health Care Equipment & Supplies (3.6%)
St. Jude Medical, Inc.*	23,400	961,740
Stryker Corp.	31,000	1,231,940

		2,193,680

Health Care Providers & Services (1.8%)
Express Scripts, Inc.*	16,200	1,113,750

Life Sciences Tools & Services (0.6%)
Mettler-Toledo International, Inc.*	4,600	354,890

Pharmaceuticals (7.9%)
Bristol-Myers Squibb Co.	85,500	1,736,505
Forest Laboratories, Inc.*	35,400	888,894
Johnson & Johnson	22,600	1,283,680
Pfizer, Inc.	58,150	872,250

		4,781,329

Total Health Care		13,008,556

Industrials (6.3%)
Air Freight & Logistics (1.4%)
C.H. Robinson Worldwide, Inc.	16,800	876,120

Commercial Services & Supplies (0.9%)
Pitney Bowes, Inc.	24,000	526,320

Electrical Equipment (0.9%)
First Solar, Inc.*	3,300	534,996

Machinery (0.7%)
Flowserve Corp.	6,600	460,746

Trading Companies & Distributors (2.4%)
Fastenal Co.	16,400	543,988
W.W. Grainger, Inc.	11,100	908,868

		1,452,856

Total Industrials		3,851,038

Information Technology (33.7%)
Communications Equipment (4.0%)
Cisco Systems, Inc.*	64,185	1,196,408
QUALCOMM, Inc.	15,600	705,120
Research In Motion Ltd.*	7,300	518,665

		2,420,193

Computers & Peripherals (9.8%)
Apple, Inc.*	11,500	1,637,945
EMC Corp.*	73,600	964,160
Hewlett-Packard Co.	32,200	1,244,530

See Notes to Financial Statements. 233

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
International Business Machines Corp.	20,498	$2,140,401

		5,987,036

Electronic Equipment, Instruments & Components (2.7%)
Amphenol Corp., Class A	17,800	563,192
Dolby Laboratories, Inc., Class A*	17,400	648,672
FLIR Systems, Inc.*	18,700	421,872

		1,633,736

Internet Software & Services (4.4%)
eBay, Inc.*	65,900	1,128,867
Google, Inc., Class A*	3,700	1,559,883

		2,688,750

IT Services (4.4%)
Cognizant Technology Solutions Corp., Class A*	24,200	646,140
Infosys Technologies Ltd. (ADR)	21,900	805,482
Mastercard, Inc., Class A	3,600	602,316
Visa, Inc., Class A	9,800	610,148

		2,664,086

Semiconductors & Semiconductor Equipment (2.5%)
Altera Corp.	53,900	877,492
Intel Corp.	38,500	637,175

		1,514,667

Software (5.9%)
Intuit, Inc.*	39,700	1,117,952
Microsoft Corp.	65,300	1,552,181
Symantec Corp.*	57,100	888,476

		3,558,609

Total Information Technology		20,467,077

Materials (3.7%)
Chemicals (3.7%)
Ecolab, Inc.	15,000	584,850
Potash Corp. of Saskatchewan, Inc.	7,100	660,655
Praxair, Inc.	13,900	987,873

Total Materials		2,233,378

Telecommunication Services (2.6%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	24,800	616,032

Wireless Telecommunication Services (1.6%)
American Tower Corp., Class A*	19,900	627,447
NTT DoCoMo, Inc. (ADR)	25,400	369,570

		997,017

Total Telecommunication Services		1,613,049

Utilities (1.6%)
Gas Utilities (0.8%)
Questar Corp.	15,000	465,900

Multi-Utilities (0.8%)
Consolidated Edison, Inc.	13,100	490,202

Total Utilities		956,102

Total Common Stocks (98.1%) (Cost $68,332,349)		59,618,443

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.8%)
JPMorgan Chase Nassau 0.000%, 7/1/09 (Amortized Cost $1,083,465)	$1,083,465	$1,083,465

Total Investments (99.9%) (Cost/Amortized Cost $69,415,814)		60,701,908
Other Assets Less Liabilities (0.1%)		70,993

Net Assets (100%)		$60,772,901

*	Non-income producing.

Glossary:
ADR	— American Depositary Receipt

See Notes to Financial Statements. 234

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$9,222,536	$–	$–	$9,222,536
Consumer Staples	1,588,320	–	–	1,588,320
Energy	3,539,735	–	–	3,539,735
Financials	3,138,652	–	–	3,138,652
Health Care	13,008,556	–	–	13,008,556
Industrials	3,851,038	–	–	3,851,038
Information Technology	20,467,077	–	–	20,467,077
Materials	2,233,378	–	–	2,233,378
Telecommunication Services	1,613,049	–	–	1,613,049
Utilities	956,102	–	–	956,102
Short-Term Investments	–	1,083,465	–	1,083,465
Total Asset	$59,618,443	$1,083,465	$–	$60,701,908
Total Liability	$–	$–	$–	$–
Total	$59,618,443	$1,083,465	$–	$60,701,908

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$15,563,892
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$14,584,022

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,795,909
Aggregate gross unrealized depreciation	(12,553,402)

Net unrealized depreciation	$(8,757,493)

Federal income tax cost of investments	$69,459,401

The Portfolio has a net capital loss carryforward of $7,445,003, which expires in the year 2016.

See Notes to Financial Statements. 235

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.9%)
Auto Components (0.5%)
Johnson Controls, Inc.	67,600	$1,468,272

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A*	8,500	604,520

Media (2.6%)
Omnicom Group, Inc.	37,200	1,174,776
Time Warner Cable, Inc.	49,167	1,557,119
Time Warner, Inc.	60,633	1,527,345
Viacom, Inc., Class B*	104,800	2,378,960
Walt Disney Co.	61,200	1,427,796

		8,065,996

Multiline Retail (3.3%)
Target Corp.	264,550	10,441,789

Specialty Retail (2.3%)
Best Buy Co., Inc.	46,600	1,560,634
Home Depot, Inc.	35,300	834,139
Lowe’s Cos., Inc.	193,300	3,751,953
Urban Outfitters, Inc.*	48,400	1,010,108

		7,156,834

Total Consumer Discretionary		27,737,411

Consumer Staples (9.6%)
Beverages (3.0%)
PepsiCo, Inc.	169,300	9,304,728

Food & Staples Retailing (2.9%)
Costco Wholesale Corp.	57,700	2,636,890
Wal-Mart Stores, Inc.	130,400	6,316,576

		8,953,466

Household Products (1.9%)
Colgate-Palmolive Co.	22,900	1,619,946
Energizer Holdings, Inc.*	25,800	1,347,792
Procter & Gamble Co.	57,200	2,922,920

		5,890,658

Personal Products (0.7%)
Avon Products, Inc.	85,900	2,214,502

Tobacco (1.1%)
Philip Morris International, Inc.	78,000	3,402,360

Total Consumer Staples		29,765,714

Energy (4.9%)
Energy Equipment & Services (3.4%)
Baker Hughes, Inc.	22,900	834,476
Diamond Offshore Drilling, Inc.	34,400	2,856,920
Schlumberger Ltd.	123,900	6,704,229

		10,395,625

Oil, Gas & Consumable Fuels (1.5%)
EOG Resources, Inc.	20,200	1,371,984
Marathon Oil Corp.	109,600	3,302,248

		4,674,232

Total Energy		15,069,857

Financials (8.3%)
Capital Markets (4.2%)
Charles Schwab Corp.	42,100	738,434

	Number of Shares	Value (Note 1)
Goldman Sachs Group, Inc.	82,500	$12,163,800

		12,902,234

Diversified Financial Services (1.2%)
CME Group, Inc.	2,300	715,553
JPMorgan Chase & Co.	88,000	3,001,680

		3,717,233

Insurance (2.1%)
Berkshire Hathaway, Inc., Class A*	16	1,440,000
Progressive Corp.*	189,000	2,855,790
RenaissanceReinsurance Holdings Ltd.	48,500	2,257,190

		6,552,980

Thrifts & Mortgage Finance (0.8%)
Hudson City Bancorp, Inc.	194,800	2,588,892

Total Financials		25,761,339

Health Care (18.6%)
Biotechnology (5.4%)
Biogen Idec, Inc.*	68,200	3,079,230
Celgene Corp.*	197,100	9,429,264
Gilead Sciences, Inc.*	87,500	4,098,500

		16,606,994

Health Care Equipment & Supplies (3.4%)
Baxter International, Inc.	97,400	5,158,304
Medtronic, Inc.	152,600	5,324,214

		10,482,518

Health Care Providers & Services (1.8%)
DaVita, Inc.*	104,500	5,168,570
Health Net, Inc.*	37,000	575,350

		5,743,920

Health Care Technology (4.5%)
Cerner Corp.*	225,400	14,040,166

Pharmaceuticals (3.5%)
Allergan, Inc.	91,700	4,363,086
Shire plc (ADR)	96,100	3,986,228
Teva Pharmaceutical Industries Ltd. (ADR)	47,984	2,367,531

		10,716,845

Total Health Care		57,590,443

Industrials (11.8%)
Air Freight & Logistics (1.0%)
FedEx Corp.	15,600	867,672
United Parcel Service, Inc., Class B	47,900	2,394,521

		3,262,193

Airlines (0.5%)
Southwest Airlines Co.	216,500	1,457,045

Commercial Services & Supplies (1.2%)
Iron Mountain, Inc.*	131,500	3,780,625

Construction & Engineering (1.8%)
Fluor Corp.	107,400	5,508,546

Electrical Equipment (3.1%)
Emerson Electric Co.	42,600	1,380,240
First Solar, Inc.*	43,000	6,971,160

See Notes to Financial Statements. 236

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
SunPower Corp., Class A*	46,300	$1,233,432

		9,584,832

Industrial Conglomerates (0.4%)
General Electric Co.	105,100	1,231,772

Machinery (2.9%)
Danaher Corp.	81,500	5,031,810
Illinois Tool Works, Inc.	110,400	4,122,336

		9,154,146

Professional Services (0.5%)
Monster Worldwide, Inc.*	125,000	1,476,250

Trading Companies & Distributors (0.4%)
W.W. Grainger, Inc.	13,700	1,121,756

Total Industrials		36,577,165

Information Technology (28.4%)
Communications Equipment (8.8%)
Brocade Communications Systems, Inc.*	290,600	2,272,492
Cisco Systems, Inc.*	447,300	8,337,672
Juniper Networks, Inc.*	241,800	5,706,480
QUALCOMM, Inc.	181,900	8,221,880
Research In Motion Ltd.*	39,300	2,792,265

		27,330,789

Computers & Peripherals (3.3%)
Apple, Inc.*	47,800	6,808,154
International Business Machines Corp.	15,400	1,608,068
NetApp, Inc.*	86,400	1,703,808

		10,120,030

Electronic Equipment, Instruments & Components (0.6%)
Agilent Technologies, Inc.*	59,323	1,204,850
Jabil Circuit, Inc.	102,100	757,582

		1,962,432

Internet Software & Services (7.5%)
eBay, Inc.*	95,900	1,642,767
Google, Inc., Class A*	31,680	13,355,971
Yahoo!, Inc.*	535,700	8,389,062

		23,387,800

IT Services (3.1%)
Paychex, Inc.	193,200	4,868,640
Visa, Inc., Class A	78,800	4,906,088

		9,774,728

Semiconductors & Semiconductor Equipment (2.4%)
Altera Corp.	98,700	1,606,836
Broadcom Corp., Class A*	180,000	4,462,200
Maxim Integrated Products, Inc.	78,000	1,223,820

		7,292,856

Software (2.7%)
Adobe Systems, Inc.*	142,300	4,027,090
Nintendo Co., Ltd. (ADR)	61,900	2,133,693
Oracle Corp.	55,100	1,180,242
SAP AG (ADR)	27,000	1,085,130

		8,426,155

Total Information Technology		88,294,790

Materials (3.2%)
Chemicals (1.3%)
Ecolab, Inc.	47,400	1,848,126

	Number of Shares	Value (Note 1)
Monsanto Co.	29,600	$2,200,464

		4,048,590

Construction Materials (0.3%)
Vulcan Materials Co.	20,600	887,860

Metals & Mining (1.6%)
Allegheny Technologies, Inc.	100,700	3,517,451
Cliffs Natural Resources, Inc.	61,400	1,502,458

		5,019,909

Total Materials		9,956,359

Telecommunication Services (2.6%)
Diversified Telecommunication Services (0.1%)
tw telecom, Inc.*	37,400	384,098

Wireless Telecommunication Services (2.5%)
American Tower Corp., Class A*	239,800	7,560,894

Total Telecommunication Services		7,944,992

Total Common Stocks (96.3%) (Cost $324,731,539)		298,698,070

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (3.6%)
JPMorgan Chase Nassau 0.000%, 7/1/09 (Amortized Cost $11,179,736)	$11,179,736	11,179,736

Total Investments (99.9%) (Cost/Amortized Cost $335,911,275)		309,877,806
Other Assets Less Liabilities (0.1%)		460,912

Net Assets (100%)		$310,338,718

*	Non-income producing.

Glossary:
ADR	— American Depositary Receipt

See Notes to Financial Statements. 237

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$27,737,411	$–	$–	$27,737,411
Consumer Staples	29,765,714	–	–	29,765,714
Energy	15,069,857	–	–	15,069,857
Financials	25,761,339	–	–	25,761,339
Health Care	57,590,443	–	–	57,590,443
Industrials	36,577,165	–	–	36,577,165
Information Technology	88,294,790	–	–	88,294,790
Materials	9,956,359	–	–	9,956,359
Telecommunication Services	7,944,992	–	–	7,944,992
Short-Term Investments	–	11,179,736	–	11,179,736
Total Asset	$298,698,070	$11,179,736	$–	$309,877,806
Total Liability	$–	$–	$–	$–
Total	$298,698,070	$11,179,736	$–	$309,877,806

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$79,996,246
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$76,664,649

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,235,186
Aggregate gross unrealized depreciation	(45,523,473)

Net unrealized depreciation	$(26,288,287)

Federal income tax cost of investments	$336,166,093

The Portfolio has a net capital loss carryforward of $98,188,018 of which $15,778,664 expires in the year 2009, $36,146,108 expires in the year 2010, $17,002,340 expires in the year 2011, and $29,260,906 expires in the year 2016.

See Notes to Financial Statements. 238

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.2%)
Auto Components (2.2%)
BorgWarner, Inc.	389,200	$13,291,180
Johnson Controls, Inc.	437,100	9,493,812

		22,784,992

Diversified Consumer Services (1.1%)
Apollo Group, Inc., Class A*	96,500	6,863,080
Strayer Education, Inc.^	19,800	4,318,578

		11,181,658

Hotels, Restaurants & Leisure (0.6%)
Carnival Corp.	254,500	6,558,465

Media (2.0%)
CBS Corp., Class B	347,600	2,405,392
Comcast Corp., Class A	554,500	8,034,705
Gannett Co., Inc.	1,106,500	3,950,205
Time Warner Cable, Inc.	87,330	2,765,741
Viacom, Inc., Class B*	171,900	3,902,130

		21,058,173

Multiline Retail (1.8%)
Nordstrom, Inc.^	166,700	3,315,663
Target Corp.	383,000	15,117,010

		18,432,673

Specialty Retail (2.0%)
Home Depot, Inc.	262,400	6,200,512
Lowe’s Cos., Inc.	262,300	5,091,243
Urban Outfitters, Inc.*	424,200	8,853,054

		20,144,809

Textiles, Apparel & Luxury Goods (0.5%)
Hanesbrands, Inc.*	336,887	5,056,674

Total Consumer Discretionary		105,217,444

Consumer Staples (12.7%)
Beverages (3.1%)
Coca-Cola Co.	275,100	13,202,049
PepsiCo, Inc.	341,900	18,790,824

		31,992,873

Food & Staples Retailing (1.6%)
Costco Wholesale Corp.	123,000	5,621,100
Wal-Mart Stores, Inc.	219,700	10,642,268

		16,263,368

Food Products (3.4%)
General Mills, Inc.	363,100	20,340,862
Kraft Foods, Inc., Class A	566,014	14,342,795

		34,683,657

Household Products (2.1%)
Colgate-Palmolive Co.	143,100	10,122,894
Procter & Gamble Co.	226,600	11,579,260

		21,702,154

Personal Products (0.5%)
Alberto-Culver Co.	225,900	5,744,637

Tobacco (2.0%)
Philip Morris International, Inc.	467,172	20,378,042

Total Consumer Staples		130,764,731

Energy (9.8%)
Energy Equipment & Services (2.1%)
Diamond Offshore Drilling, Inc.	74,700	6,203,835
Schlumberger Ltd.	180,200	9,750,622

	Number of Shares	Value (Note 1)
Transocean Ltd.*	75,100	$5,579,179

		21,533,636

Oil, Gas & Consumable Fuels (7.7%)
Chevron Corp.	512,612	33,960,545
Devon Energy Corp.	80,600	4,392,700
EOG Resources, Inc.	73,700	5,005,704
Royal Dutch Shell plc (ADR), Class A	720,400	36,156,876

		79,515,825

Total Energy		101,049,461

Financials (13.2%)
Capital Markets (6.8%)
Bank of New York Mellon Corp.	222,600	6,524,406
Charles Schwab Corp.	396,400	6,952,856
Goldman Sachs Group, Inc.	351,700	51,854,648
State Street Corp.	87,000	4,106,400

		69,438,310

Diversified Financial Services (2.9%)
CME Group, Inc.	13,600	4,231,096
JPMorgan Chase & Co.	753,536	25,703,113

		29,934,209

Insurance (3.1%)
ACE Ltd.	103,500	4,577,805
Allstate Corp.	238,300	5,814,520
Berkshire Hathaway, Inc., Class A*	57	5,130,000
Progressive Corp.*	585,300	8,843,883
RenaissanceReinsurance Holdings Ltd.	158,500	7,376,590

		31,742,798

Real Estate Investment Trusts (REITs) (0.4%)
Plum Creek Timber Co., Inc. (REIT)	151,600	4,514,648

Total Financials		135,629,965

Health Care (15.3%)
Biotechnology (5.0%)
Biogen Idec, Inc.*	274,600	12,398,190
Celgene Corp.*	547,100	26,173,264
Gilead Sciences, Inc.*	277,000	12,974,680

		51,546,134

Health Care Equipment & Supplies (2.2%)
Baxter International, Inc.	239,100	12,662,736
Medtronic, Inc.	276,300	9,640,107

		22,302,843

Health Care Providers & Services (1.8%)
Cardinal Health, Inc.	91,100	2,783,105
DaVita, Inc.*	324,975	16,073,264

		18,856,369

Health Care Technology (1.4%)
Cerner Corp.*^	232,200	14,463,738

Pharmaceuticals (4.9%)
Allergan, Inc.	417,012	19,841,431
Johnson & Johnson	134,200	7,622,560
Merck & Co., Inc.	96,800	2,706,528
Schering-Plough Corp.	107,700	2,705,424
Shire plc (ADR)	412,600	17,114,648

		49,990,591

Total Health Care		157,159,675

See Notes to Financial Statements. 239

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (10.0%)
Air Freight & Logistics (1.7%)
FedEx Corp.	206,400	$11,479,968
United Parcel Service, Inc., Class B	119,600	5,978,804

		17,458,772

Airlines (0.6%)
Delta Air Lines, Inc.*	1,093,600	6,331,944

Commercial Services & Supplies (0.9%)
Iron Mountain, Inc.*	329,800	9,481,750

Construction & Engineering (1.3%)
Fluor Corp.	171,200	8,780,848
Jacobs Engineering Group, Inc.*	118,000	4,966,620

		13,747,468

Electrical Equipment (1.5%)
Emerson Electric Co.	211,400	6,849,360
First Solar, Inc.*	50,200	8,138,424

		14,987,784

Industrial Conglomerates (0.5%)
General Electric Co.	453,228	5,311,832

Machinery (2.1%)
Danaher Corp.	124,200	7,668,108
Illinois Tool Works, Inc.	170,800	6,377,672
Parker Hannifin Corp.	165,300	7,101,288

		21,147,068

Professional Services (0.3%)
Monster Worldwide, Inc.*	229,900	2,715,119

Road & Rail (1.1%)
Norfolk Southern Corp.	296,500	11,169,155

Total Industrials		102,350,892

Information Technology (15.4%)
Communications Equipment (3.7%)
Cisco Systems, Inc.*	436,587	8,137,982
Juniper Networks, Inc.*	523,800	12,361,680
QUALCOMM, Inc.	270,600	12,231,120
Research In Motion Ltd.*	75,300	5,350,065

		38,080,847

Computers & Peripherals (3.8%)
Apple, Inc.*	165,600	23,586,408
NetApp, Inc.*	780,700	15,395,404

		38,981,812

Electronic Equipment, Instruments & Components (1.7%)
Agilent Technologies, Inc.*	444,600	9,029,826
Jabil Circuit, Inc.	1,220,200	9,053,884

		18,083,710

Internet Software & Services (2.6%)
Google, Inc., Class A*	54,880	23,136,859
Yahoo!, Inc.*	218,500	3,421,710

		26,558,569

IT Services (1.6%)
Paychex, Inc.	82,100	2,068,920
Visa, Inc., Class A	226,400	14,095,664

		16,164,584

Semiconductors & Semiconductor Equipment (0.8%)
Maxim Integrated Products, Inc.	520,300	8,163,507

Software (1.2%)
Adobe Systems, Inc.*	181,762	5,143,865

	Number of Shares	Value (Note 1)
Oracle Corp.^	339,500	$7,272,090

		12,415,955

Total Information Technology		158,448,984

Materials (4.8%)
Chemicals (2.1%)
Air Products & Chemicals, Inc.	72,600	4,689,234
Dow Chemical Co.	380,500	6,141,270
Monsanto Co.	50,500	3,754,170
Potash Corp. of Saskatchewan, Inc.	71,300	6,634,465

		21,219,139

Construction Materials (0.5%)
Vulcan Materials Co.^	124,900	5,383,190

Metals & Mining (2.2%)
Allegheny Technologies, Inc.	214,300	7,485,499
Barrick Gold Corp.	181,900	6,102,745
Cliffs Natural Resources, Inc.	110,400	2,701,488
Nucor Corp.	150,200	6,673,386

		22,963,118

Total Materials		49,565,447

Telecommunication Services (4.0%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	367,000	9,116,280
tw telecom, Inc.*	393,000	4,036,110

		13,152,390

Wireless Telecommunication Services (2.7%)
American Tower Corp., Class A*	865,700	27,295,521

Total Telecommunication Services		40,447,911

Utilities (1.5%)
Electric Utilities (0.5%)
Edison International	156,100	4,910,906

Multi-Utilities (0.4%)
Sempra Energy	91,600	4,546,108

Water Utilities (0.6%)
American Water Works Co., Inc.	316,600	6,050,226

Total Utilities		15,507,240

Total Common Stocks (96.9%) (Cost $1,090,820,866)		996,141,750

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (0.5%)
Goldman Sachs & Co., Repurchase Agreement
0.05%, 7/1/09 (r)(v)	$3,879,378	3,879,378
Monumental Global Funding II
0.40%, 3/26/10 (l)	1,000,000	961,956

Total Short-Term Investments of Cash Collateral for Securities Loaned		4,841,334

Time Deposit (2.8%)
JPMorgan Chase Nassau
0.000%, 7/1/09	29,116,285	29,116,285

Total Short-Term Investments (3.3%) (Cost/Amortized Cost $33,995,663)		33,957,619

See Notes to Financial Statements. 240

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Total Investments (100.2%) (Cost/Amortized Cost $1,124,816,529)		$1,030,099,369
Other Assets Less Liabilities (-0.2%)		(1,894,348)

Net Assets (100%)		$1,028,205,021

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% - 6.176%, maturing 4/15/18 - 5/1/39; Federal National Mortgage Association, 0.000% - 7.500%, maturing 2/1/18 - 5/1/39; Government National Mortgage Association, 0.465% – 5.500%, maturing 11/16/31 - 8/16/44.

Glossary:
ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$105,217,444	$–	$–	$105,217,444
Consumer Staples	130,764,731	–	–	130,764,731
Energy	101,049,461	–	–	101,049,461
Financials	135,629,965	–	–	135,629,965
Health Care	157,159,675	–	–	157,159,675
Industrials	102,350,892	–	–	102,350,892
Information Technology	158,448,984	–	–	158,448,984
Materials	49,565,447	–	–	49,565,447
Telecommunication Services	40,447,911	–	–	40,447,911
Utilities	15,507,240	–	–	15,507,240
Short-Term Investments	–	33,957,619	–	33,957,619
Total Asset	$996,141,750	$33,957,619	$–	$1,030,099,369
Total Liability	$–	$–	$–	$–
Total	$996,141,750	$33,957,619	$–	$1,030,099,369

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

See Notes to Financial Statements. 241

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$378,647,774
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$429,795,503

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,423,756
Aggregate gross unrealized depreciation	(153,111,305)

Net unrealized depreciation	$(99,687,549)

Federal income tax cost of investments	$1,129,786,918

At June 30, 2009, the Portfolio had loaned securities with a total value of $4,783,055. This was secured by collateral of $4,879,378, which was received as cash and subsequently invested in short-term investments currently valued at $4,841,334, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $191,972,104, which expires in the year 2016.

See Notes to Financial Statements. 242

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.1%)
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Peabody Energy Corp.
4.750%, 12/15/41	$680,000	$488,750

Total Energy		488,750

Total Convertible Bonds		488,750

Corporate Bonds (91.9%)
Consumer Discretionary (22.2%)
Auto Components (2.2%)
Allison Transmission, Inc.
11.000%, 11/1/15§	$1,645,000	1,299,550
Goodyear Tire & Rubber Co.
10.500%, 5/15/16	2,355,000	2,378,550
Tenneco, Inc.
8.125%, 11/15/15	1,650,000	1,303,500
TRW Automotive, Inc.
7.250%, 3/15/17§	3,220,000	2,221,800

		7,203,400

Diversified Consumer Services (0.7%)
Carriage Services, Inc.
7.875%, 1/15/15	1,440,000	1,083,600
Service Corp. International
7.375%, 10/1/14	250,000	236,250
6.750%, 4/1/16	1,315,000	1,186,787

		2,506,637

Hotels, Restaurants & Leisure (4.1%)
Ameristar Casinos, Inc.
9.250%, 6/1/14§	1,775,000	1,810,500
Las Vegas Sands Corp.
6.375%, 2/15/15^	2,300,000	1,702,000
MGM MIRAGE
13.000%, 11/15/13§	2,060,000	2,255,700
11.125%, 11/15/17§	445,000	471,700
Royal Caribbean Cruises Ltd.
7.000%, 6/15/13	42,000	36,698
6.875%, 12/1/13	1,875,000	1,565,625
7.250%, 3/15/18	667,000	526,930
San Pasqual Casino
8.000%, 9/15/13§	68,000	55,080
Scientific Games International, Inc.
9.250%, 6/15/19§	1,090,000	1,090,000
Seneca Gaming Corp.
7.250%, 5/1/12	285,000	246,525
Speedway Motorsports, Inc.
6.750%, 6/1/13	1,035,000	993,600
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 10/15/14	1,365,000	1,283,100
Venetian Macau
Bank Loan
2.570%, 4/6/13(l)	1,850,000	1,577,785

		13,615,243

Household Durables (0.6%)
American Greetings Corp.
7.375%, 6/1/16	150,000	107,250
Jarden Corp.
7.500%, 5/1/17^	2,270,000	1,986,250

		2,093,500

	Principal Amount	Value (Note 1)
Leisure Equipment & Products (0.3%)
Steinway Musical Instruments, Inc.
7.000%, 3/1/14§	$1,145,000	$893,100

Media (10.7%)
AMC Entertainment, Inc.
8.750%, 6/1/19^§	2,380,000	2,237,200
CCO Holdings LLC/CCO Holdings Capital Corp.
8.750%, 11/15/13(h)^	1,200,000	1,140,000
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
8.375%, 4/30/14(h)§	1,665,000	1,594,237
CSC Holdings, Inc.
8.625%, 2/15/19§	250,000	243,125
DISH DBS Corp.
6.375%, 10/1/11	340,000	329,800
7.125%, 2/1/16	705,000	657,413
Inmarsat Finance plc
7.625%, 6/30/12	1,358,000	1,324,050
Intelsat Jackson Holdings Ltd.
11.250%, 6/15/16	4,326,000	4,412,520
Intelsat Ltd.
7.625%, 4/15/12	1,370,000	1,219,300
Intelsat Subsidiary Holding Co., Ltd.
8.500%, 1/15/13§	3,700,000	3,552,000
8.875%, 1/15/15§	4,675,000	4,511,375
Liberty Media LLC
8.250%, 2/1/30	500,000	344,375
Mediacom Broadband LLC/Mediacom Broadband Corp.
8.500%, 10/15/15	2,207,000	1,986,300
Mediacom LLC/ Mediacom Capital Corp.
9.500%, 1/15/13	505,000	481,013
Nielsen Finance LLC/Nielsen Finance Co.
11.625%, 2/1/14§	1,225,000	1,215,813
10.000%, 8/1/14	2,965,000	2,805,631
11.500%, 5/1/16§	270,000	262,575
Quebecor Media, Inc.
7.750%, 3/15/16	2,150,000	1,948,438
Rainbow National Services LLC
8.750%, 9/1/12§	1,305,000	1,314,787
10.375%, 9/1/14§	680,000	704,650
Spanish Broadcasting Systems, Inc.
3.820%, 5/3/13(l)	465,395	356,027
4.670%, 5/3/13(l)	1,634,605	1,250,473
Valassis Communications, Inc.
8.250%, 3/1/15^	1,730,000	1,247,762
Videotron Ltd.
6.875%, 1/15/14	350,000	323,750
9.125%, 4/15/18	95,000	96,544

		35,559,158

Multiline Retail (0.9%)
Macy’s Retail Holdings, Inc.
6.700%, 7/15/34	3,375,000	2,252,006
6.375%, 3/15/37	1,035,000	703,636

		2,955,642

Specialty Retail (1.5%)
AutoNation, Inc.
7.000%, 4/15/14^	2,080,000	2,002,000
Limited Brands, Inc.
8.500%, 6/15/19§	450,000	431,140
6.950%, 3/1/33	2,210,000	1,459,206
7.600%, 7/15/37	1,335,000	947,955

		4,840,301

See Notes to Financial Statements. 243

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Textiles, Apparel & Luxury Goods (1.2%)
INVISTA
9.250%, 5/1/12§	$450,000	$424,125
Levi Strauss & Co.
2.568%, 3/27/14(l)	1,225,000	995,312
9.750%, 1/15/15	705,000	692,663
8.875%, 4/1/16	660,000	638,550
Perry Ellis International, Inc.
Series B
8.875%, 9/15/13	1,495,000	1,218,425

		3,969,075

Total Consumer Discretionary		73,636,056

Consumer Staples (4.1%)
Beverages (0.5%)
Constellation Brands, Inc.
7.250%, 9/1/16	395,000	365,375
Series B
8.125%, 1/15/12	1,425,000	1,425,000

		1,790,375

Food & Staples Retailing (2.9%)
Ingles Markets Inc.
8.875%, 5/15/17§	3,250,000	3,201,250
New Albertsons, Inc.
7.450%, 8/1/29	705,000	578,100
Pantry, Inc.
7.750%, 2/15/14	1,900,000	1,681,500
Stater Brothers Holdings, Inc.
8.125%, 6/15/12	1,640,000	1,615,400
SUPERVALU, Inc.
7.500%, 11/15/14	2,130,000	2,044,800
8.000%, 5/1/16	580,000	562,600

		9,683,650

Food Products (0.1%)
Smithfield Foods, Inc.
10.000%, 7/15/14§	215,000	212,313

Household Products (0.6%)
Central Garden & Pet Co.
9.125%, 2/1/13	1,940,000	1,855,125

Personal Products (0.0%)
Elizabeth Arden, Inc.
7.750%, 1/15/14	215,000	185,975

Total Consumer Staples		13,727,438

Energy (10.9%)
Energy Equipment & Services (2.1%)
Ashmore Energy
3.308%, 3/30/14(l)	229,984	183,987
Ashmore Energy International Ltd.
4.220%, 3/30/14(l)	2,776,270	2,221,016
Complete Production Services, Inc.
8.000%, 12/15/16	2,210,000	1,889,550
Dresser-Rand Group, Inc.
6.068%, 5/14/15(l)	850,000	598,188
Key Energy Services, Inc.
8.375%, 12/1/14	2,420,000	2,135,650

		7,028,391

Oil, Gas & Consumable Fuels (8.8%)
Atlas Pipeline Partners LP
8.125%, 12/15/15	2,057,000	1,470,755
8.750%, 6/15/18	1,030,000	705,550
Chesapeake Energy Corp.
6.375%, 6/15/15	300,000	267,000

	Principal Amount	Value (Note 1)
6.625%, 1/15/16	$1,575,000	$1,382,063
Compton Petroleum Finance Corp.
7.625%, 12/1/13	1,225,000	679,875
Denbury Resources, Inc.
7.500%, 12/15/15	1,955,000	1,857,250
9.750%, 3/1/16	1,715,000	1,762,162
El Paso Corp.
7.875%, 6/15/12	1,465,000	1,437,002
8.250%, 2/15/16	155,000	150,738
7.000%, 6/15/17	940,000	856,109
7.250%, 6/1/18	995,000	918,669
Forest Oil Corp.
8.500%, 2/15/14§	355,000	348,787
7.250%, 6/15/19	605,000	541,475
Foundation PA Coal Co.
7.250%, 8/1/14	1,710,000	1,675,800
Holly Corp.
9.875%, 6/15/17§	1,815,000	1,760,550
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/14	1,220,000	1,110,200
8.750%, 3/1/15§	180,000	175,950
8.250%, 3/1/16	1,875,000	1,785,938
Kinder Morgan Finance Co. ULC
5.700%, 1/5/16	1,685,000	1,444,887
OPTI Canada, Inc.
7.875%, 12/15/14	2,030,000	1,314,425
8.250%, 12/15/14	985,000	650,100
Plains Exploration & Production Co.
7.000%, 3/15/17	580,000	507,500
Sabine Pass LNG LP
7.250%, 11/30/13	350,000	296,625
7.500%, 11/30/16	2,635,000	2,127,763
Targa Resources, Inc.
8.500%, 11/1/13	2,365,000	1,767,837
Teekay Corp.
8.875%, 7/15/11	525,000	521,063
Williams Cos., Inc.
7.750%, 6/15/31	1,471,000	1,323,900
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17	475,000	433,437

		29,273,410

Total Energy		36,301,801

Financials (9.9%)
Capital Markets (0.7%)
Merrill Lynch & Co., Inc.
6.400%, 8/28/17	1,070,000	947,228
Nuveen Investments, Inc.
10.500%, 11/15/15§	2,000,000	1,380,000

		2,327,228

Commercial Banks (1.0%)
NB Capital Trust II
7.830%, 12/15/26	1,130,000	929,308
NB Capital Trust IV
8.250%, 4/15/27	2,755,000	2,313,351

		3,242,659

Consumer Finance (4.7%)
Ford Motor Credit Co. LLC
7.875%, 6/15/10	10,590,000	10,059,070
7.250%, 10/25/11	3,120,000	2,698,607
8.000%, 12/15/16	2,745,000	2,098,632

See Notes to Financial Statements. 244

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
MBNA Capital A
Series A
8.278%, 12/1/26	$810,000	$682,425

		15,538,734

Diversified Financial Services (1.8%)
Fresenius U.S. Finance II, Inc.
9.000%, 7/15/15§	180,000	187,650
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.125%, 2/15/13	200,000	180,500
JPMorgan Chase & Co.
7.900%, 4/29/49(l)	705,000	616,945
KAR Holdings, Inc.
8.750%, 5/1/14	2,815,000	2,413,862
Leucadia National Corp.
7.125%, 3/15/17	2,375,000	1,929,688
NSG Holdings LLC/NSG Holdings, Inc.
7.750%, 12/15/25§	635,000	508,000

		5,836,645

Insurance (0.6%)
Asurion Corp.
3.321%, 5/3/13	1,397,650	1,305,929
4.016%, 5/3/13	927,350	866,493

		2,172,422

Real Estate Investment Trusts (REITs) (1.1%)
HCP, Inc.
5.650%, 12/15/13	1,945,000	1,770,829
Health Care REIT, Inc.
6.200%, 6/1/16	1,225,000	1,061,408
Ventas Realty LP/Ventas Capital Corp.
7.125%, 6/1/15	509,000	491,185
6.750%, 4/1/17	480,000	430,800

		3,754,222

Total Financials		32,871,910

Health Care (5.5%)
Health Care Equipment & Supplies (0.3%)
Boston Scientific Corp.
6.400%, 6/15/16	870,000	809,100

Health Care Providers & Services (5.2%)
Apria Healthcare Group, Inc.
11.250%, 11/1/14§	2,870,000	2,769,550
Community Health Systems, Inc.
8.875%, 7/15/15	2,745,000	2,690,100
HCA, Inc.
6.300%, 10/1/12	850,000	779,875
6.750%, 7/15/13	4,280,000	3,766,400
9.250%, 11/15/16	690,000	679,650
9.625%, 11/15/16 PIK	3,511,000	3,475,890
9.875%, 2/15/17§	855,000	863,550
8.500%, 4/15/19§	925,000	906,500
Tenet Healthcare Corp.
9.250%, 2/1/15	1,605,000	1,468,575

		17,400,090

Life Sciences Tools & Services (0.0%)
Fisher Scientific International, Inc.
6.125%, 7/1/15	75,000	75,281

Total Health Care		18,284,471

Industrials (6.4%)
Aerospace & Defense (0.3%)
Bombardier, Inc.
6.750%, 5/1/12§	520,000	488,800

	Principal Amount	Value (Note 1)
L-3 Communications Corp., Class 3
Series B 3
6.375%, 10/15/15	$200,000	$181,500
TransDigm, Inc.
7.750%, 7/15/14	415,000	394,250

		1,064,550

Commercial Services & Supplies (2.4%)
Allied Waste North America, Inc.
7.250%, 3/15/15	625,000	634,375
Series B
7.125%, 5/15/16	700,000	703,500
ARAMARK Corp.
8.500%, 2/1/15^	3,985,000	3,865,450
Browing-Ferris Industries, Inc.
7.400%, 9/15/35	723,000	677,021
Corrections Corp. of America
6.750%, 1/31/14	375,000	356,250
DI Finance/DynCorp International
Series B
9.500%, 2/15/13	1,741,000	1,680,065

		7,916,661

Electrical Equipment (0.9%)
Baldor Electric Co.
8.625%, 2/15/17	770,000	712,250
General Cable Corp.
7.125%, 4/1/17	2,330,000	2,114,475
Thomas & Betts Corp.
7.250%, 6/1/13	120,000	120,050

		2,946,775

Industrial Conglomerates (0.1%)
Tyco Electronics Group S.A.
7.125%, 10/1/37	563,000	456,182

Machinery (0.5%)
Douglas Dynamics LLC
7.750%, 1/15/12§	350,000	273,000
Terex Corp.
7.375%, 1/15/14	1,340,000	1,226,100

		1,499,100

Road & Rail (2.2%)
Hertz Corp.
8.875%, 1/1/14	2,255,000	2,074,600
RailAmerica, Inc.
9.250%, 7/1/17§	415,000	400,475
RSC Equipment Rental, Inc.
9.500%, 12/1/14	1,300,000	1,043,250
10.000%, 7/15/17§	825,000	825,000
United Rentals North America, Inc.
6.500%, 2/15/12	815,000	790,550
10.875%, 6/15/16§	2,260,000	2,169,600

		7,303,475

Total Industrials		21,186,743

Information Technology (2.1%)
Communications Equipment (0.3%)
CC Holdings GS V LLC/ Crown Castle GS III Corp.
7.750%, 5/1/17§	950,000	926,250

IT Services (1.1%)
SunGard Data Systems, Inc.
9.125%, 8/15/13	3,901,000	3,686,445

Office Electronics (0.7%)
Xerox Corp.
6.750%, 2/1/17	1,920,000	1,747,200

See Notes to Financial Statements. 245

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
6.350%, 5/15/18	$776,000	$692,580

		2,439,780

Total Information Technology		7,052,475

Materials (10.9%)
Chemicals (0.9%)
Airgas, Inc.
6.250%, 7/15/14	340,000	320,450
Dow Chemical Co.
8.550%, 5/15/19	425,000	425,757
Mosaic Co.
7.625%, 12/1/16§	1,200,000	1,216,500
Nalco Co.
7.750%, 11/15/11	282,000	282,000
8.250%, 5/15/17§	840,000	844,200

		3,088,907

Construction Materials (0.7%)
Texas Industries, Inc.
7.250%, 7/15/13§	345,000	312,225
7.250%, 7/15/13	1,355,000	1,216,112
U.S. Concrete, Inc.
8.375%, 4/1/14	1,440,000	943,200

		2,471,537

Containers & Packaging (0.5%)
Crown Americas LLC/Crown Americas Capital Corp. II
7.625%, 5/15/17§	195,000	188,175
Crown Americas LLC/Crown Americas Capital Corp.
7.750%, 11/15/15	1,610,000	1,573,775

		1,761,950

Metals & Mining (7.8%)
Alcoa, Inc.
5.720%, 2/23/19	1,345,000	1,066,839
5.870%, 2/23/22	720,000	565,590
5.950%, 2/1/37	1,475,000	1,004,971
Anglo American Capital plc
9.375%, 4/8/19§	2,225,000	2,403,000
Arch Western Finance LLC
6.750%, 7/1/13	605,000	552,062
California Steel Industries, Inc.
6.125%, 3/15/14	860,000	726,700
FMG Finance Pty Ltd.
10.625%, 9/1/16§	1,225,000	1,176,000
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 4/1/15	195,000	196,950
8.375%, 4/1/17	5,280,000	5,319,600
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19	1,015,000	1,128,177
Steel Dynamics, Inc.
7.375%, 11/1/12	805,000	762,738
6.750%, 4/1/15	1,535,000	1,366,150
Teck Resources Ltd.
9.750%, 5/15/14§	760,000	786,600
10.750%, 5/15/19§	8,175,000	8,788,125

		25,843,502

Paper & Forest Products (1.0%)
Domtar Corp.
7.875%, 10/15/11	51,000	49,725
5.375%, 12/1/13	1,035,000	859,050
7.125%, 8/15/15	485,000	404,975
Georgia-Pacific LLC
8.250%, 5/1/16§	350,000	339,500
8.000%, 1/15/24	1,740,000	1,479,000

	Principal Amount	Value (Note 1)
Newark Group, Inc.
9.750%, 3/15/14(h)	$1,150,000	$24,437

		3,156,687

Total Materials		36,322,583

Telecommunication Services (11.9%)
Diversified Telecommunication Services (6.6%)
Frontier Communications Corp.
6.250%, 1/15/13	1,460,000	1,343,200
9.000%, 8/15/31	3,880,000	3,201,000
Qwest Corp.
8.875%, 3/15/12	1,025,000	1,032,687
8.375%, 5/1/16§	90,000	86,850
Sprint Capital Corp.
8.375%, 3/15/12	5,805,000	5,717,925
6.900%, 5/1/19	2,820,000	2,333,550
Telesat Canada Corp.
Bank Loan
3.320%, 10/15/14(l)	690,603	639,959
4.220%, 10/15/14(l)	148,000	137,147
5.320%, 10/15/14(l)	1,038,368	962,221
Verizon Communications, Inc.
4.350%, 2/15/13	20,000	20,429
Virgin Media Finance plc
Series 1
9.500%, 8/15/16	3,305,000	3,255,425
Windstream Corp.
8.625%, 8/1/16	3,435,000	3,289,013

		22,019,406

Wireless Telecommunication Services (5.3%)
Cricket Communications, Inc.
9.375%, 11/1/14	3,809,000	3,751,865
7.750%, 5/15/16§	400,000	385,000
Crown Castle International Corp.
9.000%, 1/15/15	6,470,000	6,583,225
MetroPCS Wireless, Inc.
9.250%, 11/1/14§	1,104,000	1,092,960
9.250%, 11/1/14	2,916,000	2,897,775
Nextel Communications, Inc.
Series D
7.375%, 8/1/15	2,130,000	1,698,675
Series E
6.875%, 10/31/13	1,195,000	988,863

		17,398,363

Total Telecommunication Services		39,417,769

Utilities (8.0%)
Electric Utilities (3.0%)
Calpine Construction Finance Co. LP/ CCFC Finance Corp.
8.000%, 6/1/16§	1,870,000	1,790,525
Edison Mission Energy
7.500%, 6/15/13	200,000	179,000
7.750%, 6/15/16	300,000	244,500
7.000%, 5/15/17	755,000	579,462
Intergen N.V.
9.000%, 6/30/17§	4,170,000	3,951,075
Mirant North America LLC
7.375%, 12/31/13	2,710,000	2,601,600
NV Energy, Inc.
6.750%, 8/15/17	115,000	104,171

See Notes to Financial Statements. 246

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Tenaska Alabama Partners LP
7.000%, 6/30/21§	$591,654	$509,390

		9,959,723

Gas Utilities (2.0%)
AmeriGas Partners LP
7.250%, 5/20/15	690,000	646,875
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
7.125%, 5/20/16	345,000	315,675
Regency Energy Partners LP/ Regency Energy Finance Corp.
8.375%, 12/15/13	3,012,000	2,906,580
9.375%, 6/1/16§	590,000	570,825
Suburban Propane Partners LP/Suburban Energy Finance Corp.
6.875%, 12/15/13	805,000	740,600
Targa Resources Partners LP
8.250%, 7/1/16	1,035,000	877,162
11.250%, 7/15/17	620,000	588,833

		6,646,550

Independent Power Producers & Energy Traders (3.0%)
AES Corp.
8.750%, 5/15/13§	125,000	126,875
8.000%, 10/15/17	2,375,000	2,208,750
Dynegy Holdings, Inc.
8.375%, 5/1/16	2,050,000	1,737,375
7.750%, 6/1/19	2,010,000	1,565,287
NRG Energy, Inc.
7.375%, 2/1/16	35,000	33,119
7.375%, 1/15/17	1,940,000	1,828,450
8.500%, 6/15/19	1,305,000	1,264,219
RRI Energy, Inc.
7.875%, 6/15/17	1,235,000	1,105,325

		9,869,400

Total Utilities		26,475,673

Total Corporate Bonds		305,276,919

Total Long-Term Debt Securities (92.0%) (Cost $307,572,355)		305,765,669

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Financials (0.1%)
Diversified Financial Services (0.1%)
Leucadia National Corp.*	7,818	164,882

Total Financials		164,882

Information Technology (0.0%)
Computers & Peripherals (0.0%)
Axiohm Transaction Solutions, Inc. (b)*†	4,056	—

Total Information Technology		—

Total Common Stocks (0.1%) (Cost $1,114,532)		164,882

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (1.9%)
BBVA Senior Finance S.A.
0.69%, 3/12/10 (l)	$1,000,000	$986,729
General Electric Capital Corp.
0.40%, 3/12/10 (l)	2,000,000	1,966,556
Goldman Sachs & Co., Repurchase Agreement
0.05%, 7/1/09 (r)(v)	2,335,103	2,335,103
Monumental Global Funding II
0.40%, 3/26/10 (l)	1,000,000	961,955

Total Short-Term Investments of Cash Collateral for Securities Loaned		6,250,343

Time Deposit (6.5%)
JPMorgan Chase Nassau
0.000%, 7/1/09	21,581,042	21,581,042

Total Short-Term Investments (8.4%) (Cost/Amortized Cost $27,916,145)		27,831,385

Total Investments (100.5%) (Cost/Amortized Cost $336,603,032)		333,761,936
Other Assets Less Liabilities (-0.5%)		(1,507,020)

Net Assets (100%)		$332,254,916

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $0 or 0.0% of net assets) at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2009, the market value of these securities amounted to $68,553,507 or 20.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% - 6.176%, maturing 4/15/18 - 5/1/39; Federal National Mortgage Association, 0.000% - 7.500%, maturing 2/1/18 - 5/1/39; Government National Mortgage Association, 0.465% – 5.500%, maturing 11/16/31- 8/16/44.

Glossary:
PIK	— Payment-in Kind Security

See Notes to Financial Statements. 247

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Financials	$164,882	$–	$–	$164,882
Information Technology	–	–	–	–
Convertible Bonds
Energy	–	488,750	–	488,750
Corporate Bonds
Consumer Discretionary	–	73,636,056	–	73,636,056
Consumer Staples	–	13,727,438	–	13,727,438
Energy	–	36,301,801	–	36,301,801
Financials	–	32,871,910	–	32,871,910
Health Care	–	18,284,471	–	18,284,471
Industrials	–	21,186,743	–	21,186,743
Information Technology	–	7,052,475	–	7,052,475
Materials	–	36,322,583	–	36,322,583
Telecommunication Services	–	39,417,769	–	39,417,769
Utilities	–	26,475,673	–	26,475,673
Short-Term Investments	–	27,831,385	–	27,831,385
Total Asset	$164,882	$333,597,054	$–	$333,761,936
Total Liability	$–	$–	$–	$–
Total	$164,882	$333,597,054	$–	$333,761,936

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$1,683,767	$—
Total gains or losses (realized/unrealized) included in earnings		—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(1,683,767)	—

Balance as of 6/30/09	$—	$—

See Notes to Financial Statements. 248

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Investments in Securities-Health Care	Other Investments*
Balance as of 12/31/08	$39,898	$—
Total gains or losses (realized/unrealized) included in earnings	(39,898)	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$—	$—

* Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$174,366,526

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$85,615,909

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,954,497
Aggregate gross unrealized depreciation	(12,219,083)

Net unrealized depreciation	$(3,264,586)

Federal income tax cost of investments	$337,026,522

At June 30, 2009, the Portfolio had loaned securities with a total value of $6,239,495. This was secured by collateral of $6,335,103, which was received as cash and subsequently invested in short-term investments currently valued at $6,250,343, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $32,953,108 of which $6,348,144 expires in the year 2009, $10,736,475 expires in the year 2010, $2,157,878 expires in the year 2011, $35,502 expires in the year 2014, $1,048,369 expires in the year 2015, and $12,626,740 expires in the year 2016.

See Notes to Financial Statements. 249

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.9%)
Auto Components (0.3%)
Other Auto Components	792,400	$13,113,416

		13,113,416

Automobiles (0.3%)
Other Automobiles	1,463,300	10,294,841

		10,294,841

Distributors (0.1%)
Other Distributors	132,900	3,395,882

		3,395,882

Diversified Consumer Services (0.4%)
Other Diversified Consumer Services	629,600	16,872,150

		16,872,150

Hotels, Restaurants & Leisure (1.7%)
McDonald’s Corp.	491,100	28,233,339
Other Hotels, Restaurants & Leisure	2,223,577	43,471,944

		71,705,283

Household Durables (0.4%)
Other Household Durables	1,089,600	18,585,275

		18,585,275

Internet & Catalog Retail (0.4%)
Other Internet & Catalog Retail	562,700	17,040,256

		17,040,256

Leisure Equipment & Products (0.1%)
Other Leisure Equipment & Products	442,300	5,510,259

		5,510,259

Media (2.7%)
Comcast Corp., Class A	1,216,274	17,623,810
Walt Disney Co.^	823,757	19,218,251
Other Media	4,723,363	75,807,248

		112,649,309

Multiline Retail (0.8%)
Other Multiline Retail	1,136,300	32,662,486

		32,662,486

Specialty Retail (2.1%)
Home Depot, Inc.	720,400	17,023,052
Other Specialty Retail	3,510,600	71,961,602

		88,984,654

Textiles, Apparel & Luxury Goods (0.6%)
Other Textiles, Apparel & Luxury
Goods	803,900	22,914,921

		22,914,921

Total Consumer Discretionary		413,728,732

Consumer Staples (10.6%)
Beverages (2.4%)
Coca-Cola Co.	1,003,400	48,153,166
PepsiCo, Inc.	687,200	37,768,512
Other Beverages	526,100	12,969,994

		98,891,672

Food & Staples Retailing (2.6%)
CVS Caremark Corp.	622,700	19,845,449
Wal-Mart Stores, Inc.	943,300	45,693,452
Other Food & Staples Retailing	1,631,000	42,665,577

		108,204,478

Food Products (1.7%)
Kraft Foods, Inc., Class A	636,800	16,136,512
Other Food Products	2,204,752	57,042,407

		73,178,919

	Number of Shares	Value (Note 1)
Household Products (2.2%)
Procter & Gamble Co.	1,243,700	$63,553,070
Other Household Products	501,500	30,467,603

		94,020,673

Personal Products (0.3%)
Other Personal Products	344,800	10,740,250

		10,740,250

Tobacco (1.4%)
Philip Morris International, Inc.	859,310	37,483,102
Other Tobacco	1,076,200	23,039,301

		60,522,403

Total Consumer Staples		445,558,395

Energy (11.3%)
Energy Equipment & Services (1.9%)
Schlumberger Ltd.	523,100	28,304,941
Other Energy Equipment & Services	2,206,600	51,689,313

		79,994,254

Oil, Gas & Consumable Fuels (9.4%)
Chevron Corp.	855,400	56,670,250
ConocoPhillips	632,200	26,590,332
Exxon Mobil Corp.#	2,082,100	145,559,611
Occidental Petroleum Corp.	354,600	23,336,226
Other Oil, Gas & Consumable Fuels	5,077,000	139,154,062

		391,310,481

Total Energy		471,304,735

Financials (14.1%)
Capital Markets (2.9%)
Goldman Sachs Group, Inc.	214,830	31,674,535
Morgan Stanley	542,843	15,476,454
Teton Advisors, Inc.(b)*†	197	382
Other Capital Markets	3,167,942	74,033,686

		121,185,057

Commercial Banks (2.8%)
Wells Fargo & Co.	2,029,429	49,233,947
Other Commercial Banks	5,314,791	66,542,143

		115,776,090

Consumer Finance (0.5%)
Other Consumer Finance	1,206,650	21,061,954

		21,061,954

Diversified Financial Services (3.0%)
Bank of America Corp.	3,265,464	43,104,125
JPMorgan Chase & Co.	1,599,300	54,552,123
Other Diversified Financial Services	2,817,905	29,302,891

		126,959,139

Insurance (2.7%)
Other Insurance	5,596,652	115,328,134

		115,328,134

Real Estate Investment Trusts (REITs) (1.7%)
Other Real Estate Investment Trusts (REITs)	3,884,902	71,831,912

		71,831,912

Real Estate Management & Development (0.1%)
Other Real Estate Management & Development	210,600	2,898,756

		2,898,756

Thrifts & Mortgage Finance (0.4%)
Other Thrifts & Mortgage Finance	1,290,900	15,374,469

		15,374,469

Total Financials		590,415,511

See Notes to Financial Statements. 250

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (13.7%)
Biotechnology (2.0%)
Amgen, Inc.*	436,500	$23,108,310
Gilead Sciences, Inc.*	399,700	18,721,948
Other Biotechnology	1,457,730	40,788,715

		82,618,973

Health Care Equipment & Supplies (2.3%)
Medtronic, Inc.	486,600	16,977,474
Other Health Care Equipment & Supplies	2,659,800	80,106,509

		97,083,983

Health Care Providers & Services (2.3%)
Other Health Care Providers & Services	3,477,280	96,900,086

		96,900,086

Health Care Technology (0.2%)
Other Health Care Technology	358,600	7,397,055

		7,397,055

Life Sciences Tools & Services (0.6%)
Other Life Sciences Tools & Services	767,482	26,529,427

		26,529,427

Pharmaceuticals (6.3%)
Abbott Laboratories, Inc.	668,600	31,450,944
Bristol-Myers Squibb Co.	842,800	17,117,268
Johnson & Johnson	1,175,800	66,785,440
Merck & Co., Inc.	935,200	26,148,192
Pfizer, Inc.^	2,931,100	43,966,500
Schering-Plough Corp.	677,400	17,016,288
Wyeth	577,700	26,221,803
Other Pharmaceuticals	1,489,900	36,204,570

		264,911,005

Total Health Care		575,440,529

Industrials (10.5%)
Aerospace & Defense (2.5%)
United Technologies Corp.	356,900	18,544,524
Other Aerospace & Defense	1,974,700	85,113,906

		103,658,430

Air Freight & Logistics (0.7%)
Other Air Freight & Logistics	666,300	30,088,808

		30,088,808

Airlines (0.2%)
Other Airlines	1,037,900	7,118,767

		7,118,767

Building Products (0.1%)
Other Building Products	354,800	4,772,348

		4,772,348

Commercial Services & Supplies (0.7%)
Other Commercial Services & Supplies	1,318,285	28,740,542

		28,740,542

Construction & Engineering (0.4%)
Other Construction & Engineering	522,900	15,928,518

		15,928,518

Electrical Equipment (0.8%)
Other Electrical Equipment	1,262,900	32,392,556

		32,392,556

Industrial Conglomerates (1.8%)
3M Co.	303,800	18,258,380
General Electric Co.	4,543,222	53,246,562
Other Industrial Conglomerates	251,100	4,439,165

		75,944,107

	Number of Shares	Value (Note 1)
Machinery (1.8%)
Other Machinery	2,333,500	$74,022,603

		74,022,603

Marine (0.0%)
Other Marine	106,700	1,888,880

		1,888,880

Professional Services (0.3%)
Other Professional Services	611,400	14,334,696

		14,334,696

Road & Rail (1.0%)
Other Road & Rail	1,101,300	40,541,890

		40,541,890

Trading Companies & Distributors (0.2%)
Other Trading Companies & Distributors	283,800	8,439,667

		8,439,667

Total Industrials		437,871,812

Information Technology (18.4%)
Communications Equipment (2.5%)
Cisco Systems, Inc.*	2,461,100	45,874,904
QUALCOMM, Inc.	701,300	31,698,760
Other Communications Equipment	2,696,656	27,590,541

		105,164,205

Computers & Peripherals (4.6%)
Apple, Inc.*^	379,300	54,023,699
Hewlett-Packard Co.	1,020,400	39,438,460
International Business Machines Corp.	563,800	58,871,996
Other Computers & Peripherals	2,996,424	42,179,684

		194,513,839

Electronic Equipment, Instruments & Components (0.8%)
Other Electronic Equipment, Instruments & Components	1,931,859	33,680,772

		33,680,772

Internet Software & Services (1.8%)
Google, Inc., Class A*	102,685	43,290,969
Other Internet Software & Services	1,866,200	30,438,918

		73,729,887

IT Services (1.8%)
Other IT Services	3,197,300	76,404,268

		76,404,268

Office Electronics (0.1%)
Other Office Electronics	425,800	3,235,070

		3,235,070

Semiconductors & Semiconductor Equipment (2.6%)
Intel Corp.^	2,383,100	39,440,305
Other Semiconductors & Semiconductor Equipment	5,296,400	70,356,010

		109,796,315

Software (4.2%)
Microsoft Corp.	3,288,600	78,170,022
Oracle Corp.	1,687,300	36,141,966
Other Software	3,287,700	59,589,632

		173,901,620

Total Information Technology		770,425,976

Materials (3.8%)
Chemicals (2.1%)
Monsanto Co.	239,200	17,782,128
Other Chemicals	2,490,132	70,257,220

		88,039,348

See Notes to Financial Statements. 251

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.1%)
Other Construction Materials	103,900	$4,513,788

		4,513,788

Containers & Packaging (0.4%)
Other Containers & Packaging	899,300	15,533,812

		15,533,812

Metals & Mining (1.0%)
Other Metals & Mining	1,782,300	44,188,406

		44,188,406

Paper & Forest Products (0.2%)
Other Paper & Forest Products	482,125	8,395,424

		8,395,424

Total Materials		160,670,778

Telecommunication Services (3.3%)
Diversified Telecommunication Services (2.7%)
AT&T, Inc.	2,517,500	62,534,700
Verizon Communications, Inc.	1,235,100	37,954,623
Other Diversified Telecommunication Services	1,364,400	11,635,140

		112,124,463

Wireless Telecommunication Services (0.6%)
Other Wireless Telecommunication Services	2,313,815	24,603,524

		24,603,524

Total Telecommunication Services		136,727,987

Utilities (4.2%)
Electric Utilities (2.1%)
Other Electric Utilities	2,979,800	90,754,708

		90,754,708

Gas Utilities (0.4%)
Other Gas Utilities	497,500	15,614,849

		15,614,849

Independent Power Producers & Energy Traders (0.3%)
Other Independent Power Producers & Energy Traders	837,895	11,938,213

		11,938,213

Multi-Utilities (1.3%)
Other Multi-Utilities	2,111,200	56,556,248

		56,556,248

Water Utilities (0.1%)
Other Water Utilities	155,400	3,091,729

		3,091,729

Total Utilities		177,955,747

Total Common Stocks (99.8%) (Cost $4,492,368,246)		4,180,100,202

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (8.9%)
Bancaja U.S. Debt S.A.U.
1.27%, 7/10/09 (l)	$20,000,889	20,354,905
Calyon/New York
0.41%, 7/2/10 (l)	19,995,337	19,629,602
General Electric Capital Corp.
0.40%, 3/12/10 (l)	26,000,000	25,565,228
Goldman Sachs & Co., Repurchase Agreement
0.05%, 7/1/09 (r)(v)	260,205,440	260,205,440

	Principal Amount	Value (Note 1)
Other Short-Term Investments of Cash Collateral for Securities Loaned	$57,999,100	$48,109,982

Total Short-Term Investments of Cash Collateral for Securities Loaned		373,865,157

Time Deposit (0.1%)
Other Time Deposits	4,059,948	4,059,948

Total Short-Term Investments (9.0%) (Cost/Amortized Cost $388,260,714)		377,925,105

Total Investments (108.8%) (Cost/Amortized Cost $4,880,628,960)		4,558,025,307
Other Assets Less Liabilities (-8.8%)		(367,387,885)

Net Assets (100%)		$4,190,637,422

This section shows the Portfolio’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the Portfolio’s total net assets as of the report date. Fair value securities are disclosed. The remaining securities held by the Portfolio are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling AXA Equitable at 1-888-AXA-INFO or 1-888-292-4636. This complete schedule, filed on the Portfolio’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $382 or 0.0% of net assets) at fair value.
#	All, or a portion of security held by broker as collateral for financial futures contracts.
(b)	Illiquid Security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, 0.000% – 6.335%, maturing 4/2/09 – 6/12/20; Federal Home Loan Mortgage Corp., 0.311% – 0.441%, maturing 4/7/09 – 12/23/09; Government National Mortgage Association, 5.000% – 7.000%, maturing 10/15/22 – 2/15/39.

See Notes to Financial Statements. 252

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	28	September-09	$1,416,227	$1,420,160	$3,933
S&P 500 E-Mini Index	224	September-09	10,218,251	10,253,600	35,349

					$39,282

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$413,728,732	$–	$–	$413,728,732
Consumer Staples	445,558,395	–	–	445,558,395
Energy	471,304,735	–	–	471,304,735
Financials	590,415,129	–	382	590,415,511
Health Care	575,440,529	–	–	575,440,529
Industrials	437,871,812	–	–	437,871,812
Information Technology	770,425,976	–	–	770,425,976
Materials	160,670,778	–	–	160,670,778
Telecommunication Services	136,727,987	–	–	136,727,987
Utilities	177,955,747	–	–	177,955,747
Futures	39,282	–	–	39,282
Short-Term Investments	–	377,925,105	–	377,925,105
Total Asset	$4,180,139,102	$377,925,105	$382	$4,558,064,589
Total Liability	$–	$–	$–	$–
Total	$4,180,139,102	$377,925,105	$382	$4,558,064,589

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	382	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$382	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$382	$—

*Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements. 253

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	39,282	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$39,282

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	–	*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$–

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(3,884)	–	–	(3,884)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(3,884)	$–	$–	$(3,884)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(360,154)	–	–	(360,154)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(360,154)	$–	$–	$(360,154)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$92,173,173
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$204,166,853

See Notes to Financial Statements. 254

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$433,211,416
Aggregate gross unrealized depreciation	(814,852,101)

Net unrealized depreciation	$(381,640,685)

Federal income tax cost of investments	$4,939,665,992

At June 30, 2009, the Portfolio had loaned securities with a total value of $370,789,942. This was secured by collateral of $384,200,766 which was received as cash and subsequently invested in short-term investments currently valued at $373,865,157, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $1,190,019,344 of which $669,460,381 expires in the year 2010, and $520,558,963 expires in the year 2016.

See Notes to Financial Statements. 255

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX II PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.7%)
Auto Components (0.3%)
Other Auto Components	11,630	$152,202

		152,202

Automobiles (0.3%)
Other Automobiles	18,130	132,442

		132,442

Distributors (0.0%)
Other Distributors	840	27,890

		27,890

Diversified Consumer Services (0.3%)
Other Diversified Consumer Services	5,710	154,135

		154,135

Hotels, Restaurants & Leisure (1.7%)
McDonald’s Corp.	5,390	309,871
Other Hotels, Restaurants & Leisure	32,669	504,669

		814,540

Household Durables (0.4%)
Other Household Durables	14,940	197,677

		197,677

Internet & Catalog Retail (0.5%)
Other Internet & Catalog Retail	10,848	239,630

		239,630

Leisure Equipment & Products (0.2%)
Other Leisure Equipment & Products	10,810	81,271

		81,271

Media (2.5%)
Comcast Corp., Class A	13,850	200,686
Walt Disney Co.	9,040	210,903
Other Media	53,532	778,494

		1,190,083

Multiline Retail (0.7%)
Other Multiline Retail	9,260	331,670

		331,670

Specialty Retail (2.2%)
Home Depot, Inc.	8,060	190,458
Other Specialty Retail	50,670	846,998

		1,037,456

Textiles, Apparel & Luxury Goods (0.6%)
Other Textiles, Apparel & Luxury Goods	14,000	266,550

		266,550

Total Consumer Discretionary		4,625,546

Consumer Staples (10.5%)
Beverages (2.3%)
Coca-Cola Co.	11,070	531,249
PepsiCo, Inc.	7,530	413,849
Other Beverages	6,060	146,076

		1,091,174

Food & Staples Retailing (2.5%)
CVS Caremark Corp.	6,810	217,035
Wal-Mart Stores, Inc.	10,870	526,543
Other Food & Staples Retailing	17,390	453,034

		1,196,612

Food Products (1.7%)
Kraft Foods, Inc., Class A	7,010	177,633
Other Food Products	25,230	631,979

		809,612

Household Products (2.3%)
Colgate-Palmolive Co.	2,410	170,483

	Number of Shares	Value (Note 1)
Procter & Gamble Co.	14,080	$719,488
Other Household Products	5,280	197,453

		1,087,424

Personal Products (0.3%)
Other Personal Products	5,710	131,208

		131,208

Tobacco (1.4%)
Philip Morris International, Inc.	9,420	410,900
Other Tobacco	11,950	263,337

		674,237

Total Consumer Staples		4,990,267

Energy (11.3%)
Energy Equipment & Services (2.0%)
Schlumberger Ltd.	5,670	306,804
Other Energy Equipment & Services	41,150	662,986

		969,790

Oil, Gas & Consumable Fuels (9.3%)
Chevron Corp.	9,650	639,313
ConocoPhillips	7,350	309,141
Exxon Mobil Corp.	23,560	1,647,080
Occidental Petroleum Corp.	3,910	257,317
Other Oil, Gas & Consumable Fuels	65,747	1,541,654

		4,394,505

Total Energy		5,364,295

Financials (14.1%)
Capital Markets (2.9%)
Bank of New York Mellon Corp.	5,750	168,532
Goldman Sachs Group, Inc.	2,470	364,177
Morgan Stanley	6,130	174,766
Teton Advisors, Inc.(b)*†	4	7
Other Capital Markets	30,934	680,425

		1,387,907

Commercial Banks (2.7%)
Wells Fargo & Co.	22,940	556,524
Other Commercial Banks	61,751	728,652

		1,285,176

Consumer Finance (0.6%)
Other Consumer Finance	15,800	277,303

		277,303

Diversified Financial Services (3.1%)
Bank of America Corp.	36,940	487,608
JPMorgan Chase & Co.	18,160	619,438
Other Diversified Financial Services	37,870	362,136

		1,469,182

Insurance (2.7%)
Other Insurance	68,323	1,281,079

		1,281,079

Real Estate Investment Trusts (REITs) (1.6%)
Other Real Estate Investment Trusts (REITs)	34,836	753,722

		753,722

Real Estate Management & Development (0.1%)
Other Real Estate Management & Development	5,657	64,622

		64,622

Thrifts & Mortgage Finance (0.4%)
Other Thrifts & Mortgage Finance	13,220	162,029

		162,029

Total Financials		6,681,020

See Notes to Financial Statements. 256

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX II PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (13.5%)
Biotechnology (1.8%)
Amgen, Inc.*	4,840	$256,230
Gilead Sciences, Inc.*	4,400	206,096
Other Biotechnology	12,803	419,738

		882,064

Health Care Equipment & Supplies (2.2%)
Medtronic, Inc.	5,340	186,313
Other Health Care Equipment & Supplies	27,170	840,093

		1,026,406

Health Care Providers & Services (2.6%)
Other Health Care Providers & Services	49,660	1,225,255

		1,225,255

Health Care Technology (0.1%)
Other Health Care Technology	2,830	51,913

		51,913

Life Sciences Tools & Services (0.6%)
Other Life Sciences Tools & Services	7,751	275,975

		275,975

Pharmaceuticals (6.2%)
Abbott Laboratories, Inc.	7,350	345,744
Bristol-Myers Squibb Co.	9,430	191,523
Eli Lilly & Co.	4,760	164,886
Johnson & Johnson	13,310	756,008
Merck & Co., Inc.	10,220	285,751
Pfizer, Inc.	32,170	482,550
Schering-Plough Corp.	7,700	193,424
Wyeth	6,350	288,227
Other Pharmaceuticals	12,060	263,871

		2,971,984

Total Health Care		6,433,597

Industrials (10.9%)
Aerospace & Defense (2.4%)
United Technologies Corp.	4,040	209,918
Other Aerospace & Defense	23,280	916,575

		1,126,493

Air Freight & Logistics (0.7%)
Other Air Freight & Logistics	9,370	349,927

		349,927

Airlines (0.1%)
Other Airlines	10,590	66,310

		66,310

Building Products (0.3%)
Other Building Products	10,195	123,650

		123,650

Commercial Services & Supplies (0.9%)
Other Commercial Services & Supplies	24,970	398,843

		398,843

Construction & Engineering (0.5%)
Other Construction & Engineering	8,960	237,315

		237,315

Electrical Equipment (0.7%)
Other Electrical Equipment	10,070	304,081

		304,081

Industrial Conglomerates (1.7%)
3M Co.	3,330	200,133
General Electric Co.	50,770	595,024
Other Industrial Conglomerates	1,480	26,749

		821,906

	Number of Shares	Value (Note 1)
Machinery (1.9%)
Other Machinery	35,600	$896,131

		896,131

Marine (0.1%)
Other Marine	3,905	51,963

		51,963

Professional Services (0.5%)
Other Professional Services	14,640	221,499

		221,499

Road & Rail (0.9%)
Other Road & Rail	12,740	445,453

		445,453

Trading Companies & Distributors (0.2%)
Other Trading Companies & Distributors	6,082	111,342

		111,342

Transportation Infrastructure (0.0%)
Other Transportation Infrastructure	390	1,989

		1,989

Total Industrials		5,156,902

Information Technology (18.6%)
Communications Equipment (2.6%)
Cisco Systems, Inc.*	28,520	531,613
QUALCOMM, Inc.	7,980	360,696
Other Communications Equipment	39,294	362,002

		1,254,311

Computers & Peripherals (4.6%)
Apple, Inc.*	4,300	612,449
Hewlett-Packard Co.	11,720	452,978
International Business Machines Corp.	6,400	668,288
Other Computers & Peripherals	33,300	436,112

		2,169,827

Electronic Equipment, Instruments & Components (0.8%)
Other Electronic Equipment, Instruments & Components	22,890	357,065

		357,065

Internet Software & Services (1.7%)
Google, Inc., Class A*	1,140	480,613
Other Internet Software & Services	25,230	339,862

		820,475

IT Services (1.8%)
Other IT Services	39,670	878,578

		878,578

Office Electronics (0.1%)
Other Office Electronics	4,290	27,799

		27,799

Semiconductors & Semiconductor Equipment (2.9%)
Intel Corp.	27,260	451,153
Other Semiconductors & Semiconductor Equipment	83,540	902,910

		1,354,063

Software (4.1%)
Microsoft Corp.	37,200	884,244
Oracle Corp.	18,540	397,127
Other Software	38,080	681,694

		1,963,065

Total Information Technology		8,825,183

See Notes to Financial Statements. 257

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX II PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (3.7%)
Chemicals (2.1%)
Monsanto Co.	2,600	$193,284
Other Chemicals	31,684	786,186

		979,470

Construction Materials (0.1%)
Other Construction Materials	3,300	46,062

		46,062

Containers & Packaging (0.3%)
Other Containers & Packaging	6,730	141,910

		141,910

Metals & Mining (1.0%)
Other Metals & Mining	19,510	486,592

		486,592

Paper & Forest Products (0.2%)
Other Paper & Forest Products	9,250	97,778

		97,778

Total Materials		1,751,812

Telecommunication Services (3.2%)
Diversified Telecommunication Services (2.7%)
AT&T, Inc.	28,654	711,765
Verizon Communications, Inc.	13,540	416,084
Other Diversified Telecommunication Services	18,170	142,221

		1,270,070

Wireless Telecommunication Services (0.5%)
Other Wireless Telecommunication Services	25,360	259,222

		259,222

Total Telecommunication Services		1,529,292

Utilities (4.2%)
Electric Utilities (2.0%)
Other Electric Utilities	31,840	967,421

		967,421

Gas Utilities (0.3%)
Other Gas Utilities	5,300	161,165

		161,165

Independent Power Producers & Energy Traders (0.4%)
Other Independent Power Producers & Energy Traders	17,670	171,377

		171,377

Multi-Utilities (1.4%)
Other Multi-Utilities	24,520	656,616

		656,616

Water Utilities (0.1%)
Other Water Utilities	1,600	29,547

		29,547

Total Utilities		1,986,126

Total Common Stocks (99.7%)
(Cost $49,476,513)		47,344,040

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.6%)
JPMorgan Chase Nassau 0.000%, 7/1/09 (Amortized Cost $305,936)	$305,936	305,936

	Principal Amount	Value (Note 1)
Total Investments (100.3%)
(Cost/Amortized Cost $49,782,449)		$47,649,976
Other Assets Less Liabilities (-0.3%)		(165,111)

Net Assets (100%)		$47,484,865

This section shows the Portfolio’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the Portfolio’s total net assets as of the report date. Fair value securities are disclosed. The remaining securities held by the Portfolio are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling AXA Equitable at 1-888-AXA-INFO or 1-888-292-4636. This complete schedule, filed on the Portfolio’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

*	Non-income producing.
†	Securities (totaling $7 or 0.0% of net assets) at fair value.
(b)	Illiquid Security.

See Notes to Financial Statements. 258

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX II PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$4,625,546	$–	$–	$4,625,546
Consumer Staples	4,990,267	–	–	4,990,267
Energy	5,364,295	–	–	5,364,295
Financials	6,681,013	–	7	6,681,020
Health Care	6,433,597	–	–	6,433,597
Industrials	5,156,902	–	–	5,156,902
Information Technology	8,825,183	–	–	8,825,183
Materials	1,751,812	–	–	1,751,812
Telecommunication Services	1,529,292	–	–	1,529,292
Utilities	1,986,126	–	–	1,986,126
Short-Term Investments	–	305,936	–	305,936
Total Asset	$47,344,033	$305,936	$7	$47,649,976
Total Liability	$–	$–	$–	$–
Total	$47,344,033	$305,936	$7	$47,649,976

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	7	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$7	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$7	$—

* Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$41,448,448
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$33,846,109

See Notes to Financial Statements. 259

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX II PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,028,103
Aggregate gross unrealized depreciation	(5,469,904)

Net unrealized depreciation	$(3,441,801)

Federal income tax cost of investments	$51,091,777

For the six months ended June 30, 2009, the Portfolio incurred approximately $347 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $6,931,676 which expires in the year 2016.

See Notes to Financial Statements. 260

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (3.6%)
Asset-Backed Securities (0.4%)
Capital One Multi-Asset Execution Trust,
Series 2005-A7 A7
4.700%, 6/15/15	$500,000	$516,284
Series 2007-A7 A7
5.750%, 7/15/20	200,000	205,853
Series 2009-A2 A2
3.200%, 4/15/14	1,000,000	1,006,243
Chase Issuance Trust,
Series 2005-A10 A10
4.650%, 12/17/12	500,000	516,317
Series 2007-A17 A
5.120%, 10/15/14	1,500,000	1,566,756
Series 2008-A9 A9
4.260%, 5/15/13	750,000	771,598
Series 2009-A3 A3
2.400%, 6/17/13	995,000	987,884
Citibank Credit Card Issuance Trust,
Series 2003-A10 A10
4.750%, 12/10/15	250,000	253,428
Series 2003-A7 A7
4.150%, 7/7/17	600,000	575,421
Series 2006-A3 A3
5.300%, 3/15/18	1,000,000	1,011,923
Series 2007-A8 A8
5.650%, 9/20/19	400,000	407,199
Series 2009-A4 A4
4.900%, 6/23/16	500,000	519,098
Countrywide Asset-Backed Certificates,
Series 2003-5 AF5
5.739%, 2/25/34(e)	236,923	128,027
Series 2004-1 3A
0.594%, 4/25/34(b)(l)	7,039	4,516
CPL Transition Funding LLC,
Series 2002-1 A5
6.250%, 1/15/17	350,000	382,070
Daimler Chrysler Auto Trust,
Series 2007-A A4
5.280%, 3/8/13	250,000	242,781
Ford Credit Auto Owner Trust,
Series 2007-B A4A
5.240%, 7/15/12	100,000	103,991
Honda Auto Receivables Owner Trust,
Series 2007-1 A4
5.090%, 7/18/13	650,000	673,961
Nissan Auto Receivables Owner Trust,
Series 2007-B A4
5.160%, 3/17/14	950,000	989,697
Series 2008-A A4
4.280%, 6/16/14	250,000	255,304
PG&E Energy Recovery Funding LLC,
Series 2005-1 A5
4.470%, 12/25/14	650,000	670,079
Saxon Asset Securities Trust,
Series 2004-2 AF5
4.990%, 8/25/35(e)	228,658	148,549
USAA Auto Owner Trust,
Series 2007-2 A4
5.070%, 6/15/13	250,000	261,387
Series 2008-1 A4
4.500%, 10/15/13	350,000	362,756

	Principal Amount	Value (Note 1)
Series 2008-3 A3
4.280%, 10/15/12	$125,000	$128,802

		12,689,924

Non-Agency CMO (3.2%)
Banc of America Commercial Mortgage, Inc.,
Series 2004-6 A3
4.512%, 12/10/42	3,000,000	2,661,116
Series 2005-1 A4
5.142%, 11/10/42(l)	2,700,000	2,546,519
Series 2007-2 A4
5.867%, 4/10/49(l)	3,375,000	2,555,995
Series 2007-3 A4
5.837%, 6/10/49(l)	3,390,000	2,398,929
Bank of America-First Union NB Commercial Mortgage,
Series 2001-3 A2
5.464%, 4/11/37	1,250,000	1,258,223
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2001-TOP2 A2
6.480%, 2/15/35	3,500,000	3,549,807
Series 2001-TOP4 A3
5.610%, 11/15/33	3,000,000	3,029,941
Series 2004-T16 A6
4.750%, 2/13/46(l)	2,400,000	2,087,992
Series 2005-PWR7 A3
5.116%, 2/11/41(l)	3,105,000	2,666,017
Series 2007-PW16 A4
5.909%, 6/11/40(l)	1,000,000	820,678
Chase Commercial Mortgage Securities Corp.,
Series 2000-3 A2
7.319%, 10/15/32	412,496	421,106
Citigroup Commercial Mortgage Trust, Inc.,
Series 2007-C6 A4
5.888%, 12/10/49(l)	1,500,000	1,186,017
Commercial Mortgage Pass Through Certificates,
Series 2005-LP5 A4
4.982%, 5/10/43(l)	2,610,000	2,306,818
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4 A3
5.467%, 9/15/39	2,090,000	1,462,447
CS First Boston Mortgage Securities Corp.,
Series 2001-CK6 A3
6.387%, 8/15/36	1,101,345	1,107,198
Series 2004-C2 A1
3.819%, 5/15/36	592,434	566,488
Series 2004-C4 A6
4.691%, 10/15/39	600,000	519,712
Series 2004-C5 A4
4.829%, 11/15/37	1,000,000	854,060
First Union National Bank Commercial Mortgage Trust,
Series 2001-C2 A2
6.663%, 1/12/43	2,404,586	2,476,027
GE Capital Commercial Mortgage Corp.,
Series 2004-C3 A3
4.865%, 7/10/39(l)	600,000	570,193
Series 2005-C1 A3
4.578%, 6/10/48	1,110,000	972,774
Series 2007-C1 A4
5.543%, 12/10/49	2,325,000	1,606,118
GMAC Commercial Mortgage Securities, Inc.,
Series 2000-C3 A2
6.957%, 9/15/35	3,403,942	3,515,831

See Notes to Financial Statements. 261

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2004-C3 A5
4.864%, 12/10/41	$2,700,000	$2,232,758
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3 A4
4.799%, 8/10/42(l)	3,450,000	2,936,231
Series 2005-GG5 A2
5.117%, 4/10/37	1,000,000	963,448
Series 2006-GG7 A4
6.115%, 7/10/38(l)	3,013,000	2,471,512
Series 2007-GG9 A4
5.444%, 3/10/39	800,000	637,692
GS Mortgage Securities Corp. II,
Series 2004-GG2 A6
5.396%, 8/10/38(l)	3,941,000	3,513,514
Series 2006-GG6 A4
5.553%, 4/10/38(l)	2,337,000	1,924,669
Series 2006-GG8 A2
5.479%, 11/10/39	750,000	700,031
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2003-CB7 A4
4.879%, 1/12/38(l)	4,886,000	4,329,458
Series 2005-LDP1 A3
4.865%, 3/15/46	3,000,000	2,668,818
Series 2005-LDP3 A4B
4.996%, 8/15/42(l)	1,275,000	962,282
Series 2005-LDP4 A3A1
4.871%, 10/15/42	700,000	640,253
Series 2006-CB15 A4
5.814%, 6/12/43(l)	3,285,000	2,583,729
Series 2006-LDP9 A1S
5.284%, 5/15/47	1,267,899	1,172,923
Series 2007-CB18 A4
5.440%, 6/12/47	1,960,000	1,475,891
LB-UBS Commercial Mortgage Trust,
Series 2004-C2 A4
4.367%, 3/15/36	3,590,000	3,039,524
Series 2004-C8 A4
4.510%, 12/15/29	1,611,000	1,423,820
Series 2007-C6 A4
5.858%, 7/15/40(l)	2,650,000	1,923,762
Series 2007-C7 A3
5.866%, 9/15/45(l)	3,280,000	2,509,008
Merrill Lynch Mortgage Trust,
Series 2004-KEY2 A4
4.864%, 8/12/39(l)	2,820,000	2,371,218
Series 2007-C1 A4
6.022%, 6/12/50(l)	2,825,000	2,026,944
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2007-5 A4
5.378%, 8/12/48	3,900,000	2,593,528
Morgan Stanley Capital I, Inc.,
Series 2004-IQ8 A5
5.110%, 6/15/40(l)	630,000	557,702
Series 2005-HQ5 A4
5.168%, 1/14/42	1,194,000	1,076,389
Series 2005-IQ9 A5
4.700%, 7/15/56	2,550,000	2,189,212
Series 2006-HQ8 A3
5.611%, 3/12/44(l)	1,000,000	922,164
Series 2007-HQ12 A5
5.811%, 4/12/49(l)	1,540,000	1,126,556
Series 2007-IQ14 A2
5.610%, 4/15/49	2,000,000	1,832,139

	Principal Amount	Value (Note 1)
Series 2007-T25 A3
5.514%, 11/12/49(l)	$3,900,000	$3,229,823
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP3 A4
6.390%, 7/15/33	935,935	950,625
Series 2001-TOP5 A4
6.390%, 10/15/35	1,000,000	1,025,136
Salomon Brothers Mortgage Securities VII, Inc.,
Series 2001-C1 A3
6.428%, 12/18/35	2,511,534	2,558,072
TIAA Seasoned Commercial Mortgage Trust,
Series 2007-C4 A3
6.095%, 8/15/39(l)	1,015,000	949,659
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8 A4
4.964%, 11/15/35(l)	2,765,000	2,461,706
Series 2004-C11 A5
5.215%, 1/15/41(l)	1,002,000	879,957
Series 2007-C31 A2
5.421%, 4/15/47	2,750,000	2,524,106
Series 2007-C33 A4
6.100%, 2/15/51(l)	1,757,000	1,293,502

		109,817,767

Total Asset-Backed and Mortgage- Backed Securities		122,507,691

Corporate Bonds (20.5%)
Consumer Discretionary (1.4%)
Automobiles (0.1%)
Daimler Finance N.A. LLC
5.875%, 3/15/11	$1,000,000	1,016,624
6.500%, 11/15/13	1,232,000	1,252,372

		2,268,996

Hotels, Restaurants & Leisure (0.1%)
International Game Technology
7.500%, 6/15/19	150,000	151,347
McDonald’s Corp.
4.300%, 3/1/13	250,000	260,044
5.000%, 2/1/19	750,000	768,894
6.300%, 3/1/38	482,000	521,834
Yum! Brands, Inc.
6.875%, 11/15/37	1,000,000	1,007,999

		2,710,118

Household Durables (0.0%)
Whirlpool Corp.
8.000%, 5/1/12	225,000	232,869
5.500%, 3/1/13	500,000	474,807

		707,676

Media (1.0%)
CBS Corp.
5.625%, 8/15/12	500,000	493,030
8.875%, 5/15/19	250,000	243,653
7.875%, 7/30/30	581,000	462,701
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	1,500,000	1,710,000
Comcast Cable Communications LLC
6.750%, 1/30/11	1,000,000	1,056,614
Comcast Corp.
5.900%, 3/15/16	986,000	1,019,942
5.700%, 5/15/18	800,000	804,298
5.700%, 7/1/19	500,000	495,461
6.500%, 11/15/35	1,000,000	1,010,893
6.450%, 3/15/37	465,000	458,276

See Notes to Financial Statements. 262

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
6.950%, 8/15/37	$942,000	$982,204
6.550%, 7/1/39	500,000	499,145
COX Communications, Inc.
4.625%, 6/1/13	800,000	787,097
5.450%, 12/15/14	500,000	496,343
Grupo Televisa S.A.
6.000%, 5/15/18	600,000	565,687
Historic TW, Inc.
6.625%, 5/15/29	500,000	452,124
McGraw-Hill Cos., Inc.
6.550%, 11/15/37	200,000	183,006
News America Holdings, Inc.
9.250%, 2/1/13	676,000	770,764
News America, Inc.
6.900%, 3/1/19§	250,000	260,505
6.150%, 3/1/37	471,000	399,470
6.650%, 11/15/37	800,000	719,613
7.850%, 3/1/39§	500,000	532,869
Omnicom Group, Inc.
6.250%, 7/15/19	300,000	294,306
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	750,000	852,132
Thomson Reuters Corp.
5.700%, 10/1/14	870,000	883,348
6.500%, 7/15/18	500,000	520,360
Time Warner Cable, Inc.
6.200%, 7/1/13	1,400,000	1,475,102
7.500%, 4/1/14	500,000	550,798
5.850%, 5/1/17	960,000	958,657
6.750%, 7/1/18	500,000	520,784
8.250%, 4/1/19	750,000	850,963
7.300%, 7/1/38	775,000	807,338
6.750%, 6/15/39	500,000	486,645
Time Warner Entertainment Co. LP
8.375%, 3/15/23	500,000	551,314
Time Warner, Inc.
6.875%, 5/1/12	1,585,000	1,695,546
5.875%, 11/15/16	472,000	465,161
7.700%, 5/1/32	1,964,000	1,929,956
Viacom, Inc.
5.750%, 4/30/11	1,876,000	1,920,578
Walt Disney Co.
4.500%, 12/15/13	2,500,000	2,606,150
5.500%, 3/15/19	500,000	524,068

		32,296,901

Multiline Retail (0.1%)
Kohl’s Corp.
6.250%, 12/15/17	440,000	452,459
Target Corp.
5.125%, 1/15/13	800,000	847,405
6.000%, 1/15/18^	1,250,000	1,325,280
6.500%, 10/15/37	500,000	505,777
7.000%, 1/15/38	1,000,000	1,065,847
TJX Cos., Inc.
6.950%, 4/15/19	285,000	317,533

		4,514,301

Specialty Retail (0.1%)
Home Depot, Inc.
5.250%, 12/16/13	1,000,000	1,027,448
5.400%, 3/1/16	1,442,000	1,439,435
5.875%, 12/16/36	300,000	264,679
Lowe’s Cos., Inc.
5.000%, 10/15/15	500,000	529,005
5.800%, 10/15/36	463,000	438,147

	Principal Amount	Value (Note 1)
Nordstrom, Inc.
6.750%, 6/1/14	$200,000	$207,902
Staples, Inc.
7.750%, 4/1/11	1,000,000	1,057,500

		4,964,116

Total Consumer Discretionary		47,462,108

Consumer Staples (1.5%)
Beverages (0.3%)
Anheuser-Busch Cos., Inc.
6.450%, 9/1/37	612,000	570,065
Bottling Group LLC
6.950%, 3/15/14	700,000	798,406
5.125%, 1/15/19	500,000	509,619
Coca-Cola Co.
5.350%, 11/15/17	460,000	491,256
4.875%, 3/15/19	500,000	513,769
Coca-Cola Enterprises, Inc.
7.375%, 3/3/14	600,000	686,339
8.500%, 2/1/22	1,000,000	1,299,506
6.750%, 9/15/28	466,000	487,512
Diageo Capital plc
7.375%, 1/15/14	1,000,000	1,131,455
Diageo Finance B.V.
3.875%, 4/1/11	300,000	307,363
5.300%, 10/28/15	910,000	951,521
Dr. Pepper Snapple Group, Inc.
6.820%, 5/1/18	250,000	264,379
Pepsi Bottling Group, Inc.
Series B
7.000%, 3/1/29	200,000	234,149
PepsiAmericas, Inc.
4.375%, 2/15/14	250,000	251,817
PepsiCo, Inc.
3.750%, 3/1/14	1,250,000	1,275,121
7.900%, 11/1/18	600,000	729,962

		10,502,239

Food & Staples Retailing (0.4%)
CVS Caremark Corp.
5.750%, 6/1/17	500,000	502,584
6.600%, 3/15/19	500,000	534,252
6.250%, 6/1/27	486,000	493,309
Delhaize Group
5.875%, 2/1/14	250,000	256,672
Kroger Co.
7.500%, 1/15/14	1,000,000	1,118,970
6.400%, 8/15/17	250,000	265,045
8.000%, 9/15/29	500,000	562,316
Safeway, Inc.
5.800%, 8/15/12	250,000	267,648
7.250%, 2/1/31	200,000	224,525
Sysco Corp.
5.250%, 2/12/18	1,000,000	1,016,117
Walgreen Co.
4.875%, 8/1/13	500,000	530,530
5.250%, 1/15/19	500,000	520,135
Wal-Mart Stores, Inc.
5.000%, 4/5/12	1,874,000	2,033,161
4.550%, 5/1/13	1,000,000	1,047,864
4.125%, 2/1/19	750,000	729,933
5.250%, 9/1/35	1,000,000	953,484
6.500%, 8/15/37	1,500,000	1,676,132

		12,732,677

See Notes to Financial Statements. 263

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Food Products (0.4%)
Archer-Daniels-Midland Co.
7.000%, 2/1/31	$450,000	$505,193
6.450%, 1/15/38	500,000	542,105
Bunge Ltd. Finance Corp.
8.500%, 6/15/19	165,000	172,533
Campbell Soup Co.
5.000%, 12/3/12	500,000	534,817
3.375%, 8/15/14	200,000	199,771
4.500%, 2/15/19	382,000	375,545
ConAgra Foods, Inc.
6.750%, 9/15/11	1,000,000	1,069,393
General Mills, Inc.
6.000%, 2/15/12	949,000	1,021,689
5.650%, 2/15/19	500,000	522,582
H.J. Heinz Co.
5.350%, 7/15/13	400,000	418,223
Hershey Co.
4.850%, 8/15/15	452,000	446,870
Kellogg Co.
4.250%, 3/6/13	1,500,000	1,544,162
Kraft Foods, Inc.
6.250%, 6/1/12	951,000	1,024,931
6.750%, 2/19/14	750,000	822,577
6.125%, 2/1/18	1,312,000	1,356,507
6.500%, 11/1/31	500,000	496,449
7.000%, 8/11/37	700,000	739,233
Sara Lee Corp.
6.250%, 9/15/11	500,000	528,459

		12,321,039

Household Products (0.2%)
Clorox Co.
5.450%, 10/15/12	940,000	995,379
Fortune Brands, Inc.
5.375%, 1/15/16	500,000	458,668
Kimberly-Clark Corp.
7.500%, 11/1/18	700,000	842,362
6.625%, 8/1/37	100,000	114,259
Procter & Gamble Co.
4.600%, 1/15/14	800,000	841,346
4.700%, 2/15/19	1,200,000	1,216,971
5.550%, 3/5/37	984,000	996,484

		5,465,469

Personal Products (0.0%)
Avon Products, Inc.
5.625%, 3/1/14	700,000	739,902
Estee Lauder Cos., Inc.
7.750%, 11/1/13	500,000	567,086

		1,306,988

Tobacco (0.2%)
Altria Group, Inc.
8.500%, 11/10/13	948,000	1,077,616
9.700%, 11/10/18	1,000,000	1,146,446
9.250%, 8/6/19	500,000	561,455
9.950%, 11/10/38	500,000	577,162
10.200%, 2/6/39	500,000	590,784
Philip Morris International, Inc.
4.875%, 5/16/13	200,000	209,877
6.875%, 3/17/14	500,000	564,160
5.650%, 5/16/18	956,000	1,002,073
6.375%, 5/16/38	500,000	531,969

	Principal Amount	Value (Note 1)
Reynolds American, Inc.
6.750%, 6/15/17	$1,400,000	$1,307,184

		7,568,726

Total Consumer Staples		49,897,138

Energy (1.8%)
Energy Equipment & Services (0.1%)
Halliburton Co.
6.150%, 9/15/19	250,000	270,640
6.700%, 9/15/38	500,000	536,313
7.450%, 9/15/39	250,000	291,623
Nabors Industries, Inc.
9.250%, 1/15/19§	500,000	576,488
Transocean, Inc.
6.000%, 3/15/18	476,000	494,857
6.800%, 3/15/38	200,000	213,922
Weatherford International Ltd.
5.500%, 2/15/16	459,000	440,119
9.625%, 3/1/19	1,000,000	1,176,407
7.000%, 3/15/38	500,000	481,425

		4,481,794

Oil, Gas & Consumable Fuels (1.7%)
Alberta Energy Co., Ltd.
8.125%, 9/15/30	444,000	519,875
Anadarko Finance Co.
Series B
6.750%, 5/1/11	500,000	520,400
Anadarko Petroleum Corp.
5.950%, 9/15/16	1,202,000	1,185,922
6.450%, 9/15/36	800,000	719,133
Apache Corp.
5.250%, 4/15/13	1,000,000	1,050,442
6.000%, 1/15/37	482,000	510,294
Canadian Natural Resources Ltd.
5.700%, 5/15/17	487,000	492,459
6.250%, 3/15/38	600,000	598,898
Chevron Corp.
3.450%, 3/3/12	500,000	515,749
3.950%, 3/3/14	500,000	514,782
4.950%, 3/3/19	1,000,000	1,033,293
Conoco Funding Co.
6.350%, 10/15/11	1,000,000	1,091,381
Conoco, Inc.
6.950%, 4/15/29	500,000	538,757
ConocoPhillips
4.400%, 5/15/13	1,840,000	1,891,778
4.750%, 2/1/14	1,000,000	1,041,185
5.750%, 2/1/19	1,000,000	1,051,015
6.500%, 2/1/39	1,350,000	1,436,985
Devon Energy Corp.
6.300%, 1/15/19	500,000	534,310
7.950%, 4/15/32	500,000	596,250
Devon Financing Corp. ULC
6.875%, 9/30/11	962,000	1,044,820
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	205,000	208,887
Enbridge Energy Partners LP
9.875%, 3/1/19	300,000	347,798
Enbridge, Inc.
5.800%, 6/15/14	500,000	520,455
EnCana Corp.
4.750%, 10/15/13	463,000	466,746
6.500%, 5/15/19	85,000	91,121
6.500%, 2/1/38	600,000	614,726

See Notes to Financial Statements. 264

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Energy Transfer Partners LP
6.000%, 7/1/13	$500,000	$508,656
9.000%, 4/15/19	700,000	799,360
Enterprise Products Operating LLC
9.750%, 1/31/14	1,375,000	1,580,575
6.650%, 10/15/34	250,000	243,120
EOG Resources, Inc.
5.625%, 6/1/19	245,000	256,423
EQT Corp.
8.125%, 6/1/19	250,000	267,592
Hess Corp.
8.125%, 2/15/19	750,000	853,840
7.300%, 8/15/31	666,000	687,474
Husky Energy, Inc.
5.900%, 6/15/14	170,000	177,845
7.250%, 12/15/19	100,000	109,257
6.800%, 9/15/37	1,000,000	992,054
Kinder Morgan Energy Partners LP
6.750%, 3/15/11	500,000	524,039
5.000%, 12/15/13	500,000	491,984
5.625%, 2/15/15	1,135,000	1,147,165
6.000%, 2/1/17	500,000	496,032
6.850%, 2/15/20	1,290,000	1,322,265
7.400%, 3/15/31	500,000	487,816
6.950%, 1/15/38	500,000	484,346
Magellan Midstream Partners LP
6.450%, 6/1/14	200,000	201,987
6.550%, 7/15/19	100,000	102,651
Marathon Oil Corp.
6.500%, 2/15/14	500,000	534,525
7.500%, 2/15/19	500,000	545,726
6.600%, 10/1/37	500,000	483,802
Nexen, Inc.
5.650%, 5/15/17	250,000	242,568
5.875%, 3/10/35	725,000	621,210
Noble Energy, Inc.
8.250%, 3/1/19	500,000	568,871
Occidental Petroleum Corp.
7.000%, 11/1/13	500,000	572,438
4.125%, 6/1/16	300,000	295,044
ONEOK Partners LP
8.625%, 3/1/19	1,500,000	1,677,580
PC Financial Partnership
5.000%, 11/15/14	600,000	596,957
Pemex Project Funding Master Trust
6.625%, 6/15/35	470,000	425,083
Petrobras International Finance Co.
7.875%, 3/15/19	1,500,000	1,635,000
Petro-Canada, Inc.
6.800%, 5/15/38	500,000	492,918
Petroleos Mexicanos
8.000%, 5/3/19§	1,500,000	1,627,500
Plains All American Pipeline LP
8.750%, 5/1/19	200,000	226,950
6.650%, 1/15/37	479,000	444,393
Shell International Finance B.V.
5.625%, 6/27/11	750,000	806,613
4.000%, 3/21/14	850,000	872,802
6.375%, 12/15/38	600,000	653,534
Spectra Energy Capital LLC
6.200%, 4/15/18	500,000	491,021
7.500%, 9/15/38	150,000	146,777
StatoilHydro ASA
5.250%, 4/15/19	215,000	221,261

	Principal Amount	Value (Note 1)
Suncor Energy, Inc.
6.100%, 6/1/18	$500,000	$502,656
6.850%, 6/1/39	500,000	491,654
Sunoco, Inc.
9.625%, 4/15/15	500,000	562,024
Talisman Energy, Inc.
7.750%, 6/1/19	150,000	166,169
TEPPCO Partners LP
5.900%, 4/15/13	300,000	296,768
Trans-Canada Pipelines Ltd.
7.125%, 1/15/19	750,000	846,474
6.200%, 10/15/37	750,000	767,839
7.625%, 1/15/39	1,500,000	1,750,653
Valero Energy Corp.
6.125%, 6/15/17	500,000	482,024
9.375%, 3/15/19	750,000	854,261
7.500%, 4/15/32	435,000	416,227
6.625%, 6/15/37	300,000	255,936
Williams Cos., Inc.
8.750%, 1/15/20§	1,500,000	1,563,750
XTO Energy, Inc.
6.250%, 4/15/13	750,000	794,738
5.750%, 12/15/13	500,000	525,715
6.500%, 12/15/18	500,000	536,421
6.750%, 8/1/37	1,000,000	1,043,953

		56,911,777

Total Energy		61,393,571

Financials (8.5%)
Capital Markets (1.9%)
Bank of New York Mellon Corp.
4.950%, 11/1/12	1,800,000	1,903,307
4.300%, 5/15/14	785,000	797,656
Bear Stearns Cos., Inc.
4.500%, 10/28/10	961,000	982,897
6.950%, 8/10/12	2,900,000	3,151,877
5.300%, 10/30/15	586,000	575,696
5.550%, 1/22/17	2,000,000	1,853,508
6.400%, 10/2/17	1,000,000	1,001,775
7.250%, 2/1/18	2,000,000	2,107,978
Charles Schwab Corp.
4.950%, 6/1/14	750,000	762,881
Citigroup Funding, Inc.
1.375%, 5/5/11	1,000,000	1,001,415
Deutsche Bank AG/London
5.375%, 10/12/12	1,903,000	2,019,867
6.000%, 9/1/17	1,000,000	1,020,112
Goldman Sachs Capital I
6.345%, 2/15/34	1,269,000	1,023,776
Goldman Sachs Group, Inc.
6.875%, 1/15/11	2,000,000	2,114,416
1.700%, 3/15/11^	250,000	252,277
1.625%, 7/15/11	956,000	961,197
2.150%, 3/15/12	250,000	252,119
3.250%, 6/15/12	1,918,000	1,984,936
5.450%, 11/1/12	2,400,000	2,481,576
5.250%, 10/15/13	1,500,000	1,530,892
6.000%, 5/1/14	150,000	156,549
5.125%, 1/15/15	1,938,000	1,906,267
6.250%, 9/1/17	1,500,000	1,484,141
6.150%, 4/1/18	1,954,000	1,902,369
7.500%, 2/15/19	1,000,000	1,070,772
5.950%, 1/15/27	1,572,000	1,327,032
6.125%, 2/15/33	494,000	461,061

See Notes to Financial Statements. 265

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
6.750%, 10/1/37	$996,000	$885,438
Lehman Brothers Holdings, Inc.
0.000%, 12/23/09(h)	3,000,000	442,500
Merrill Lynch & Co., Inc.
6.050%, 8/15/12	1,000,000	1,002,643
6.150%, 4/25/13	1,960,000	1,962,769
6.050%, 5/16/16	1,000,000	895,397
5.700%, 5/2/17	2,500,000	2,144,365
6.875%, 4/25/18	2,500,000	2,313,890
6.110%, 1/29/37	1,500,000	1,158,533
Morgan Stanley
3.250%, 12/1/11	1,900,000	1,971,030
5.625%, 1/9/12	1,900,000	1,944,473
2.250%, 3/13/12	250,000	252,202
6.600%, 4/1/12	1,000,000	1,058,756
1.950%, 6/20/12	1,000,000	997,960
5.250%, 11/2/12	1,500,000	1,521,918
4.750%, 4/1/14	1,000,000	944,590
6.000%, 5/13/14	300,000	303,740
6.000%, 4/28/15	500,000	498,695
5.375%, 10/15/15	1,900,000	1,861,717
5.750%, 10/18/16	1,000,000	958,697
5.550%, 4/27/17	1,750,000	1,629,036
5.950%, 12/28/17	3,000,000	2,878,680
7.300%, 5/13/19	300,000	311,085
7.250%, 4/1/32	250,000	248,309

		64,274,772

Commercial Banks (2.1%)
Abbey National plc
7.950%, 10/26/29	490,000	435,548
American Express Bank FSB
3.150%, 12/9/11	1,500,000	1,553,162
Bank One Corp.
7.875%, 8/1/10	1,000,000	1,048,457
Barclays Bank plc
5.450%, 9/12/12	500,000	521,305
6.750%, 5/22/19	800,000	793,418
BB&T Corp.
5.250%, 11/1/19	460,000	412,940
Charter One Bank N.A.
5.500%, 4/26/11	250,000	253,771
6.375%, 5/15/12	1,000,000	933,495
Citibank N.A.
1.875%, 5/7/12	1,000,000	996,095
Credit Suisse/New York
3.450%, 7/2/12	500,000	500,247
5.000%, 5/15/13	2,000,000	2,044,646
5.500%, 5/1/14	750,000	779,205
6.000%, 2/15/18	750,000	748,744
Fifth Third Bancorp
8.250%, 3/1/38	990,000	757,847
Glitnir Banki hf
0.000%, 10/15/08(b)(h)	4,650,000	755,625
HSBC Bank USA/New York
4.625%, 4/1/14	1,000,000	981,787
HSBC Holdings plc
6.500%, 5/2/36	2,000,000	1,953,068
6.500%, 9/15/37	750,000	725,485
HSBC USA, Inc.
3.125%, 12/16/11	500,000	517,614
KeyBank N.A.
5.800%, 7/1/14	1,500,000	1,391,922
KeyCorp
6.500%, 5/14/13	920,000	916,616

	Principal Amount	Value (Note 1)
KeyCorp Capital VII
5.700%, 6/15/35	$362,000	$267,685
Kreditanstalt fuer Wiederaufbau
3.250%, 2/15/11	5,000,000	5,160,235
2.000%, 1/17/12	3,500,000	3,515,330
3.250%, 3/15/13	2,611,000	2,660,332
3.500%, 3/10/14	3,500,000	3,565,313
4.875%, 1/17/17	2,925,000	3,089,771
(Zero Coupon), 4/18/36	1,289,000	329,095
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.875%, 1/13/12	500,000	527,288
Landwirtschaftliche Rentenbank
4.875%, 2/14/11	1,891,000	1,983,476
5.250%, 7/2/12	1,000,000	1,081,063
4.125%, 7/15/13	500,000	519,975
Marshall & Ilsley Corp.
5.350%, 4/1/11	1,027,000	976,477
National City Bank/Ohio
6.200%, 12/15/11	500,000	513,850
Northern Trust Corp.
4.625%, 5/1/14	130,000	133,589
Oesterreichische Kontrollbank AG
1.875%, 3/21/12	1,500,000	1,443,295
PNC Bank N.A.
4.875%, 9/21/17	1,000,000	872,312
Royal Bank of Scotland Group plc
5.000%, 10/1/14	250,000	199,852
Sovereign Bank
2.750%, 1/17/12	500,000	506,677
SunTrust Bank/Georgia
6.375%, 4/1/11	1,500,000	1,530,720
3.000%, 11/16/11	500,000	515,871
7.250%, 3/15/18	500,000	491,390
U.S. Bancorp
4.200%, 5/15/14	300,000	303,390
U.S. Bank N.A./Ohio
6.375%, 8/1/11	500,000	535,752
4.950%, 10/30/14	1,000,000	1,031,979
UBS AG/Connecticut
5.875%, 12/20/17	1,250,000	1,164,075
5.750%, 4/25/18	1,000,000	910,736
Union Planters Corp.
7.750%, 3/1/11	500,000	485,308
Wachovia Bank N.A.
4.875%, 2/1/15	1,000,000	954,890
6.600%, 1/15/38	1,700,000	1,657,191
Wachovia Corp.
5.300%, 10/15/11	1,000,000	1,042,097
5.700%, 8/1/13	976,000	1,017,034
5.250%, 8/1/14	1,000,000	978,572
5.625%, 10/15/16	1,447,000	1,382,332
Wells Fargo & Co.
4.625%, 8/9/10	2,000,000	2,051,106
3.000%, 12/9/11	1,480,000	1,529,343
5.250%, 10/23/12	940,000	973,026
4.375%, 1/31/13	1,000,000	1,008,610
4.950%, 10/16/13	500,000	497,950
5.625%, 12/11/17	1,470,000	1,446,970
5.375%, 2/7/35	1,000,000	879,454
Wells Fargo Bank N.A.
6.450%, 2/1/11	1,000,000	1,045,563
5.750%, 5/16/16	2,000,000	1,960,814

See Notes to Financial Statements. 266

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Wells Fargo Capital XIII
7.700%, 12/29/49(l)	$500,000	$415,000

		72,175,785

Consumer Finance (0.5%)
American Express Co.
7.250%, 5/20/14	500,000	517,217
7.000%, 3/19/18	1,956,000	1,899,350
8.125%, 5/20/19	500,000	518,865
American Express Credit Corp.
5.875%, 5/2/13	1,500,000	1,489,454
Series C
7.300%, 8/20/13	1,500,000	1,559,563
Capital One Financial Corp.
5.700%, 9/15/11	500,000	502,218
7.375%, 5/23/14	250,000	257,795
5.500%, 6/1/15	500,000	462,250
6.750%, 9/15/17	1,000,000	956,786
Discover Financial Services
6.450%, 6/12/17	498,000	404,065
HSBC Finance Corp.
5.250%, 1/14/11	1,000,000	1,006,752
6.750%, 5/15/11	1,000,000	1,028,192
6.375%, 11/27/12	953,000	969,340
4.750%, 7/15/13	1,931,000	1,885,544
5.000%, 6/30/15	485,000	451,921
International Lease Finance Corp.
5.450%, 3/24/11	1,982,000	1,661,622
5.650%, 6/1/14	958,000	694,216
SLM Corp.
5.400%, 10/25/11	455,000	409,222
5.125%, 8/27/12	500,000	427,679
8.450%, 6/15/18	1,000,000	855,485

		17,957,536

Diversified Financial Services (3.0%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	1,000,000	1,033,986
Ameriprise Financial, Inc.
7.300%, 6/28/19	1,080,000	1,105,174
Bank of America Corp.
5.375%, 8/15/11	1,000,000	1,022,364
2.100%, 4/30/12	3,000,000	3,004,572
3.125%, 6/15/12	1,954,000	2,015,252
4.900%, 5/1/13	1,000,000	974,032
4.750%, 8/15/13	2,099,000	1,949,497
7.375%, 5/15/14	2,000,000	2,066,032
5.125%, 11/15/14	1,000,000	940,160
5.625%, 10/14/16	980,000	885,526
5.750%, 12/1/17	1,500,000	1,335,642
5.650%, 5/1/18	1,000,000	883,631
7.625%, 6/1/19	1,000,000	1,004,461
Bank of America N.A.
1.700%, 12/23/10	1,000,000	1,011,556
5.300%, 3/15/17	1,000,000	848,447
6.000%, 10/15/36	500,000	400,744
Boeing Capital Corp.
6.500%, 2/15/12	943,000	1,034,753
BP Capital Markets plc
3.125%, 3/10/12	1,000,000	1,020,103
5.250%, 11/7/13	750,000	804,983
3.625%, 5/8/14	500,000	498,663
4.750%, 3/10/19	750,000	746,062
Capital One Capital IV
6.745%, 2/17/37(l)	489,000	327,317

	Principal Amount	Value (Note 1)
Caterpillar Financial Services Corp.
5.125%, 10/12/11	$937,000	$983,828
4.250%, 2/8/13	949,000	944,076
6.125%, 2/17/14	500,000	533,346
7.150%, 2/15/19	1,100,000	1,177,418
Citigroup, Inc.
6.500%, 1/18/11	2,030,000	2,061,392
2.875%, 12/9/11	980,000	1,008,116
2.125%, 4/30/12	3,000,000	3,013,170
5.500%, 4/11/13	3,000,000	2,811,735
6.500%, 8/19/13	2,000,000	1,942,756
5.000%, 9/15/14	1,500,000	1,257,477
6.125%, 5/15/18	3,403,000	2,976,471
5.850%, 12/11/34	1,060,000	823,211
6.125%, 8/25/36	2,000,000	1,489,332
5.875%, 5/29/37	500,000	390,689
6.875%, 3/5/38	500,000	441,583
CME Group, Inc.
5.750%, 2/15/14	1,000,000	1,066,417
ConocoPhillips Canada Funding Co. I
5.950%, 10/15/36	434,000	438,057
Credit Suisse FB USA, Inc.
5.125%, 8/15/15	1,852,000	1,899,098
Credit Suisse USA, Inc.
5.250%, 3/2/11	958,000	996,712
6.500%, 1/15/12	1,000,000	1,079,120
Diageo Investment Corp.
7.450%, 4/15/35	200,000	240,384
General Electric Capital Corp.
6.125%, 2/22/11	1,500,000	1,572,171
1.800%, 3/11/11	500,000	504,508
3.000%, 12/9/11	2,956,000	3,049,554
5.875%, 2/15/12	2,829,000	2,954,871
2.200%, 6/8/12	1,000,000	1,005,123
5.250%, 10/19/12	1,500,000	1,541,965
5.450%, 1/15/13	4,000,000	4,105,248
5.900%, 5/13/14	1,300,000	1,333,877
5.400%, 2/15/17	924,000	894,631
5.625%, 5/1/18^	2,500,000	2,364,458
6.750%, 3/15/32	1,129,000	1,013,510
5.875%, 1/14/38	966,000	764,480
6.875%, 1/10/39	3,000,000	2,700,339
6.375%, 11/15/67(l)	500,000	333,611
IBM International Group Capital LLC
5.050%, 10/22/12	500,000	535,229
John Deere Capital Corp.
7.000%, 3/15/12	1,250,000	1,372,696
2.875%, 6/19/12	1,250,000	1,280,861
5.250%, 10/1/12	700,000	739,418
4.500%, 4/3/13	500,000	510,096
5.750%, 9/10/18	400,000	408,144
JPMorgan Chase & Co.
1.650%, 2/23/11	500,000	504,261
5.600%, 6/1/11	1,500,000	1,570,410
3.125%, 12/1/11	1,912,000	1,977,872
6.625%, 3/15/12	1,880,000	1,979,183
2.125%, 6/22/12	1,000,000	1,003,712
2.125%, 12/26/12	1,000,000	994,942
4.650%, 6/1/14	500,000	498,681
5.125%, 9/15/14	1,000,000	995,159
6.000%, 1/15/18	976,000	969,565
6.400%, 5/15/38	500,000	501,261
JPMorgan Chase Capital XV
5.875%, 3/15/35	490,000	392,000

See Notes to Financial Statements. 267

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
JPMorgan Chase Capital XVIII
6.950%, 8/17/36	$474,000	$399,483
JPMorgan Chase Capital XXV
6.800%, 10/1/37	995,000	855,701
K2 Corp.
0.000%, 2/15/10(b)†	13,500,000	—
Links Finance LLC
0.000%, 12/31/09(b)†	7,100,000	—
MUFG Capital Finance 1 Ltd.
6.346%, 7/29/49(l)	1,000,000	875,410
National Rural Utilities Cooperative Finance Corp.
7.250%, 3/1/12	1,840,000	2,009,716
4.750%, 3/1/14	1,500,000	1,543,533
10.375%, 11/1/18	1,000,000	1,253,823
Unilever Capital Corp.
3.650%, 2/15/14	500,000	508,741
4.800%, 2/15/19	750,000	757,386
5.900%, 11/15/32	500,000	535,483

		101,598,457

Insurance (0.7%)
ACE INA Holdings, Inc.
5.875%, 6/15/14	500,000	516,336
5.600%, 5/15/15	250,000	253,069
5.900%, 6/15/19	100,000	100,235
Aflac, Inc.
8.500%, 5/15/19	300,000	320,560
Allstate Corp.
6.200%, 5/16/14	475,000	498,213
7.450%, 5/16/19	200,000	216,372
5.550%, 5/9/35	500,000	424,061
5.950%, 4/1/36	668,000	583,268
6.500%, 5/15/67(l)	250,000	183,750
American International Group, Inc.
5.850%, 1/16/18	500,000	264,524
8.250%, 8/15/18§	2,500,000	1,471,268
6.250%, 5/1/36	500,000	214,686
Berkshire Hathaway Finance Corp.
4.000%, 4/15/12§	1,000,000	1,033,492
5.000%, 8/15/13	1,250,000	1,311,354
4.850%, 1/15/15	1,000,000	1,040,812
Chubb Corp.
5.750%, 5/15/18	250,000	259,309
6.500%, 5/15/38	500,000	542,038
Genworth Financial, Inc.
6.515%, 5/22/18	1,000,000	668,429
Hartford Financial Services Group, Inc.
6.100%, 10/1/41	419,000	289,588
Lincoln National Corp.
8.750%, 7/1/19	300,000	302,542
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	290,000	282,317
9.250%, 4/15/19	500,000	562,660
MetLife, Inc.
6.125%, 12/1/11	192,000	200,998
5.500%, 6/15/14	500,000	504,046
6.750%, 6/1/16	1,000,000	1,018,055
7.717%, 2/15/19	1,200,000	1,283,564
5.700%, 6/15/35	172,000	150,230
6.400%, 12/15/36	483,000	345,345
Principal Life Income Funding Trusts
5.125%, 3/1/11	1,867,000	1,836,723
Prudential Financial, Inc.
4.500%, 7/15/13	932,000	876,225
6.200%, 1/15/15	85,000	83,095

	Principal Amount	Value (Note 1)
6.000%, 12/1/17	$879,000	$826,925
6.625%, 12/1/37	500,000	433,201
Swiss Reinsurance Solutions Holding Corp.
7.000%, 2/15/26	868,000	680,379
Travelers Cos., Inc.
5.800%, 5/15/18	1,000,000	1,027,882
5.900%, 6/2/19	1,000,000	1,030,236
6.250%, 6/15/37	500,000	517,821
Willis North America, Inc.
5.625%, 7/15/15	470,000	412,489

		22,566,097

Real Estate Investment Trusts (REITs) (0.2%)
ERP Operating LP
5.125%, 3/15/16	1,000,000	917,097
HCP, Inc.
5.650%, 12/15/13	475,000	432,465
6.000%, 1/30/17	500,000	423,861
Hospitality Properties Trust
5.625%, 3/15/17	250,000	186,609
HRPT Properties Trust
6.650%, 1/15/18	250,000	201,161
ProLogis
6.625%, 5/15/18	900,000	708,663
Simon Property Group LP
5.300%, 5/30/13	932,000	901,214
6.750%, 5/15/14^	855,000	859,107
5.100%, 6/15/15	464,000	423,690
10.350%, 4/1/19	1,000,000	1,136,234

		6,190,101

Thrifts & Mortgage Finance (0.1%)
Countrywide Financial Corp.
5.800%, 6/7/12	1,600,000	1,609,970

Total Financials		286,372,718

Health Care (1.2%)
Biotechnology (0.1%)
Amgen, Inc.
5.850%, 6/1/17	480,000	509,332
5.700%, 2/1/19	750,000	791,258
6.375%, 6/1/37	474,000	504,593
Biogen Idec Inc.
6.000%, 3/1/13	200,000	204,667
Genentech, Inc.
4.750%, 7/15/15	500,000	516,599

		2,526,449

Health Care Equipment & Supplies (0.1%)
Baxter International, Inc.
5.900%, 9/1/16	936,000	1,008,864
Covidien International Finance S.A.
6.000%, 10/15/17	750,000	797,586
Hospira, Inc.
6.400%, 5/15/15	220,000	231,584

		2,038,034

Health Care Providers & Services (0.3%)
Aetna, Inc.
6.500%, 9/15/18	500,000	500,877
6.625%, 6/15/36	668,000	607,245
Cardinal Health, Inc.
5.650%, 6/15/12	250,000	257,444
5.850%, 12/15/17	200,000	187,085
CIGNA Corp.
8.500%, 5/1/19	500,000	506,933

See Notes to Financial Statements. 268

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Coventry Health Care, Inc.
6.300%, 8/15/14	$250,000	$220,475
Express Scripts, Inc.
5.250%, 6/15/12	800,000	826,523
6.250%, 6/15/14	275,000	290,980
7.250%, 6/15/19	160,000	176,439
Humana, Inc.
6.300%, 8/1/18	500,000	416,919
McKesson Corp.
6.500%, 2/15/14	500,000	533,460
Medco Health Solutions, Inc.
7.125%, 3/15/18	250,000	263,269
Medtronic, Inc.
6.500%, 3/15/39	500,000	551,516
UnitedHealth Group, Inc.
5.250%, 3/15/11	500,000	516,018
6.000%, 11/15/17	700,000	666,807
6.875%, 2/15/38	1,000,000	925,598
WellPoint Health Networks, Inc.
6.375%, 1/15/12	943,000	982,320
WellPoint, Inc.
5.250%, 1/15/16	500,000	473,710
7.000%, 2/15/19	1,000,000	1,033,767
5.850%, 1/15/36	500,000	438,675

		10,376,060

Pharmaceuticals (0.7%)
Abbott Laboratories, Inc.
5.600%, 5/15/11	944,000	1,008,563
5.125%, 4/1/19	1,500,000	1,544,445
6.000%, 4/1/39	650,000	686,361
AstraZeneca plc
5.400%, 9/15/12	800,000	867,843
5.900%, 9/15/17	400,000	428,332
6.450%, 9/15/37	978,000	1,084,175
Bristol-Myers Squibb Co.
5.450%, 5/1/18	1,000,000	1,059,496
5.875%, 11/15/36	480,000	494,233
Eli Lilly & Co.
5.200%, 3/15/17	930,000	974,383
5.950%, 11/15/37	500,000	524,406
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	1,924,000	2,037,909
6.375%, 5/15/38	750,000	815,576
Johnson & Johnson
5.550%, 8/15/17	500,000	543,451
4.950%, 5/15/33	192,000	182,699
5.850%, 7/15/38	600,000	643,025
Merck & Co., Inc.
4.750%, 3/1/15	1,000,000	1,044,753
5.750%, 11/15/36	300,000	299,564
Novartis Capital Corp.
4.125%, 2/10/14	300,000	308,811
Novartis Securities Investment Ltd.
5.125%, 2/10/19	1,000,000	1,023,086
Pfizer, Inc.
4.450%, 3/15/12	1,000,000	1,049,239
4.500%, 2/15/14	250,000	260,439
5.350%, 3/15/15	1,000,000	1,074,600
6.200%, 3/15/19	1,000,000	1,093,624
7.200%, 3/15/39	750,000	890,558
Schering-Plough Corp.
6.000%, 9/15/17	850,000	905,253
6.550%, 9/15/37	350,000	375,334

	Principal Amount	Value (Note 1)
Teva Pharmaceutical Finance LLC
5.550%, 2/1/16	$190,000	$196,524
6.150%, 2/1/36	190,000	195,986
Wyeth
5.500%, 2/1/14	1,000,000	1,070,233
5.500%, 2/15/16	1,162,000	1,216,337
7.250%, 3/1/23	483,000	542,530
5.950%, 4/1/37	500,000	517,264

		24,959,032

Total Health Care		39,899,575

Industrials (1.2%)
Aerospace & Defense (0.3%)
Boeing Co.
6.000%, 3/15/19	500,000	545,213
6.875%, 3/15/39	500,000	559,497
General Dynamics Corp.
1.800%, 7/15/11	100,000	99,817
5.250%, 2/1/14	1,000,000	1,068,472
Goodrich Corp.
6.125%, 3/1/19	250,000	250,966
Honeywell International, Inc.
3.875%, 2/15/14	500,000	510,896
5.300%, 3/1/18	944,000	985,875
5.000%, 2/15/19	500,000	510,692
Lockheed Martin Corp.
4.121%, 3/14/13	464,000	473,270
7.750%, 5/1/26	676,000	816,996
Northrop Grumman Systems Corp.
7.125%, 2/15/11	750,000	805,022
7.750%, 2/15/31	286,000	357,882
Rockwell Collins, Inc.
5.250%, 7/15/19	100,000	103,387
United Technologies Corp.
7.125%, 11/15/10	500,000	534,474
4.875%, 5/1/15	600,000	638,022
6.125%, 2/1/19	500,000	553,395
6.050%, 6/1/36	666,000	706,402
6.125%, 7/15/38	500,000	542,712

		10,062,990

Air Freight & Logistics (0.1%)
United Parcel Service, Inc.
4.500%, 1/15/13	1,000,000	1,048,723
5.125%, 4/1/19	1,000,000	1,051,170
6.200%, 1/15/38	490,000	536,084

		2,635,977

Airlines (0.0%)
Continental Airlines, Inc.
9.000%, 7/8/16	500,000	500,000

Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16	500,000	444,964

Commercial Services & Supplies (0.1%)
Allied Waste North America, Inc.
6.875%, 6/1/17	1,500,000	1,485,000
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	300,000	294,240
Dartmouth College
4.750%, 6/1/19	100,000	101,020
Johns Hopkins University
5.250%, 7/1/19	500,000	502,970

See Notes to Financial Statements. 269

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Pitney Bowes, Inc.
5.750%, 9/15/17	$480,000	$503,258
R.R. Donnelley & Sons Co.
11.250%, 2/1/19^	300,000	317,590
Vanderbilt University
5.250%, 4/1/19	100,000	94,070
Waste Management, Inc.
6.375%, 11/15/12	500,000	530,943
7.375%, 3/11/19	700,000	750,136

		4,579,227

Electrical Equipment (0.0%)
Emerson Electric Co.
4.125%, 4/15/15	750,000	763,942
4.875%, 10/15/19	500,000	500,164

		1,264,106

Industrial Conglomerates (0.3%)
3M Co.
4.375%, 8/15/13	500,000	531,648
5.700%, 3/15/37	200,000	208,344
Eaton Corp.
6.950%, 3/20/19	500,000	531,849
General Electric Co.
5.000%, 2/1/13	2,000,000	2,081,032
5.250%, 12/6/17	1,500,000	1,473,067
Honeywell International, Inc.
5.625%, 8/1/12	428,000	468,398
5.700%, 3/15/36	200,000	204,696
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	500,000	500,118
ITT Corp.
4.900%, 5/1/14	355,000	352,573
Parker Hannifin Corp.
6.250%, 5/15/38	257,000	262,179
Philips Electronics N.V.
6.875%, 3/11/38	952,000	1,019,730
Tyco Electronics Group S.A.
6.000%, 10/1/12	948,000	930,959
Tyco International Finance S.A.
6.000%, 11/15/13	431,000	438,249
8.500%, 1/15/19	300,000	332,634
6.875%, 1/15/21	250,000	236,404

		9,571,880

Machinery (0.1%)
Caterpillar, Inc.
6.050%, 8/15/36	750,000	715,433
Danaher Corp.
5.400%, 3/1/19	500,000	515,134
Dover Corp.
5.450%, 3/15/18	466,000	481,596

		1,712,163

Road & Rail (0.3%)
Burlington Northern Santa Fe Corp.
5.900%, 7/1/12	948,000	1,003,930
6.150%, 5/1/37	500,000	499,284
Canadian National Railway Co.
5.550%, 3/1/19	1,937,000	2,006,990
6.200%, 6/1/36	481,000	498,783
Canadian Pacific Railway Co.
7.250%, 5/15/19	455,000	472,093
CSX Corp.
5.750%, 3/15/13	1,000,000	1,025,350
6.250%, 3/15/18	460,000	463,934
7.450%, 4/1/38	300,000	324,834

	Principal Amount	Value (Note 1)
Norfolk Southern Corp.
7.700%, 5/15/17	$990,000	$1,085,082
5.900%, 6/15/19	1,100,000	1,139,996
7.050%, 5/1/37	700,000	772,053
Union Pacific Corp.
7.875%, 1/15/19	750,000	858,513
6.125%, 2/15/20	1,000,000	1,036,899

		11,187,741

Total Industrials		41,959,048

Information Technology (0.7%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.250%, 2/22/11	500,000	527,219
5.500%, 2/22/16	1,000,000	1,059,391
4.950%, 2/15/19	1,500,000	1,499,925
5.900%, 2/15/39	500,000	492,397
Harris Corp.
6.375%, 6/15/19	165,000	174,122
Motorola, Inc.
6.000%, 11/15/17	478,000	389,570
Nokia Oyj
6.625%, 5/15/39	190,000	200,627

		4,343,251

Computers & Peripherals (0.3%)
Dell, Inc.
3.375%, 6/15/12	145,000	147,601
5.875%, 6/15/19	200,000	204,141
7.100%, 4/15/28	250,000	256,244
Hewlett-Packard Co.
4.250%, 2/24/12	1,500,000	1,565,610
5.250%, 3/1/12	469,000	500,997
4.750%, 6/2/14	1,000,000	1,043,940
5.500%, 3/1/18	500,000	525,596
International Business Machines Corp.
5.700%, 9/14/17	2,500,000	2,654,158
6.500%, 1/15/28	975,000	1,050,692
8.000%, 10/15/38	500,000	647,154

		8,596,133

IT Services (0.1%)
Computer Sciences Corp.
6.500%, 3/15/18	1,000,000	1,021,829
Electronic Data Systems Corp.
6.000%, 8/1/13	473,000	516,350
Western Union Co.
5.400%, 11/17/11	937,000	979,298

		2,517,477

Office Electronics (0.1%)
Xerox Corp.
5.500%, 5/15/12	920,000	917,482
5.650%, 5/15/13	500,000	493,874
8.250%, 5/15/14	80,000	83,189
6.350%, 5/15/18	970,000	865,725

		2,360,270

Semiconductors & Semiconductor Equipment (0.0%)
Analog Devices, Inc.
5.000%, 7/1/14	200,000	200,342

Software (0.1%)
Microsoft Corp.
2.950%, 6/1/14	385,000	382,207
4.200%, 6/1/19	250,000	244,239
5.200%, 6/1/39	370,000	360,117

See Notes to Financial Statements. 270

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Oracle Corp.
4.950%, 4/15/13	$1,000,000	$1,047,156
5.250%, 1/15/16	920,000	962,703
5.750%, 4/15/18	500,000	527,421
6.500%, 4/15/38	500,000	532,573

		4,056,416

Total Information Technology		22,073,889

Materials (0.8%)
Chemicals (0.3%)
Dow Chemical Co.
6.000%, 10/1/12	927,000	938,503
7.600%, 5/15/14	735,000	757,051
8.550%, 5/15/19	1,245,000	1,247,216
9.400%, 5/15/39	455,000	468,367
E.I. du Pont de Nemours & Co.
5.875%, 1/15/14	1,000,000	1,082,911
6.000%, 7/15/18	500,000	538,966
5.750%, 3/15/19	500,000	527,680
5.600%, 12/15/36	100,000	95,811
Lubrizol Corp.
8.875%, 2/1/19	500,000	580,877
Monsanto Co.
5.125%, 4/15/18	200,000	207,204
5.875%, 4/15/38	150,000	153,033
Potash Corp of Saskatchewan, Inc.
5.250%, 5/15/14	520,000	536,636
6.500%, 5/15/19	215,000	231,667
PPG Industries, Inc.
5.750%, 3/15/13	500,000	519,739
6.650%, 3/15/18	300,000	318,942
Praxair, Inc.
4.625%, 3/30/15	503,000	519,689
Valspar Corp.
7.250%, 6/15/19	200,000	201,398

		8,925,690

Construction Materials (0.0%)
Lafarge S.A.
7.125%, 7/15/36	200,000	154,327

Metals & Mining (0.5%)
Alcoa, Inc.
7.375%, 8/1/10	470,000	483,708
6.750%, 7/15/18	500,000	443,591
5.900%, 2/1/27	970,000	691,663
Allegheny Technologies, Inc.
9.375%, 6/1/19	400,000	423,883
ArcelorMittal S.A.
5.375%, 6/1/13	500,000	478,893
9.000%, 2/15/15^	350,000	368,677
6.125%, 6/1/18	250,000	218,750
9.850%, 6/1/19	500,000	538,452
Barrick Gold Corp.
6.950%, 4/1/19	750,000	840,005
Barrick N.A. Finance LLC
7.500%, 9/15/38	100,000	116,455
BHP Billiton Finance USA Ltd.
5.125%, 3/29/12	444,000	466,374
5.500%, 4/1/14	700,000	750,920
6.500%, 4/1/19	1,000,000	1,110,525
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17	1,000,000	1,007,500
Nucor Corp.
5.850%, 6/1/18	700,000	725,997

	Principal Amount	Value (Note 1)
Rio Tinto Alcan, Inc.
4.500%, 5/15/13	$500,000	$487,349
6.125%, 12/15/33	300,000	237,073
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13	1,400,000	1,408,774
8.950%, 5/1/14	1,450,000	1,611,307
6.500%, 7/15/18	500,000	500,291
7.125%, 7/15/28	300,000	286,268
Vale Overseas Ltd.
6.250%, 1/23/17	1,000,000	1,008,264
6.875%, 11/21/36	966,000	917,222
Vulcan Materials Co.
6.300%, 6/15/13	500,000	515,313
Xstrata Canada Corp.
5.500%, 6/15/17	512,000	443,193

		16,080,447

Paper & Forest Products (0.0%)
International Paper Co.
7.400%, 6/15/14	500,000	497,729
7.950%, 6/15/18	500,000	482,371
Weyerhaeuser Co.
7.375%, 3/15/32	929,000	741,486

		1,721,586

Total Materials		26,882,050

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.4%)
Ameritech Capital Funding Corp.
6.550%, 1/15/28	375,000	361,662
AT&T Corp.
7.300%, 11/15/11	1,000,000	1,096,644
AT&T, Inc.
6.250%, 3/15/11	955,000	1,011,937
4.950%, 1/15/13	1,900,000	1,976,011
5.500%, 2/1/18	1,200,000	1,198,244
5.800%, 2/15/19	1,000,000	1,015,307
6.150%, 9/15/34	478,000	453,776
6.800%, 5/15/36	482,000	499,389
6.300%, 1/15/38	1,000,000	966,254
6.400%, 5/15/38	942,000	922,135
BellSouth Capital Funding Corp.
7.875%, 2/15/30	486,000	536,908
BellSouth Corp.
5.200%, 9/15/14	1,571,000	1,635,469
6.875%, 10/15/31	1,000,000	1,030,180
6.000%, 11/15/34	205,000	193,221
British Telecommunications plc
9.125%, 12/15/10	951,000	1,010,030
5.950%, 1/15/18	500,000	450,621
9.625%, 12/15/30	490,000	543,242
Corning, Inc.
6.625%, 5/15/19	60,000	61,321
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	1,000,000	1,027,131
4.875%, 7/8/14	1,000,000	1,006,481
6.750%, 8/20/18	1,000,000	1,061,314
6.000%, 7/8/19	500,000	504,450
8.750%, 6/15/30	572,000	669,657
9.250%, 6/1/32	200,000	245,310
Embarq Corp.
7.082%, 6/1/16	500,000	488,296
7.995%, 6/1/36	500,000	439,687
France Telecom S.A.
7.750%, 3/1/11	1,872,000	2,024,628

See Notes to Financial Statements. 271

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
8.500%, 3/1/31	$500,000	$642,165
GTE Corp.
8.750%, 11/1/21	500,000	568,199
Koninklijke (Royal) KPN N.V.
8.375%, 10/1/30	500,000	571,519
Qwest Corp.
8.375%, 5/1/16§	2,000,000	1,930,000
6.500%, 6/1/17	750,000	660,000
Telecom Italia Capital S.A.
5.250%, 11/15/13	1,000,000	980,588
6.175%, 6/18/14	500,000	505,638
6.999%, 6/4/18	500,000	505,828
7.175%, 6/18/19	500,000	506,848
6.375%, 11/15/33	971,000	862,981
7.721%, 6/4/38	500,000	509,172
Telefonica Emisiones S.A.U.
5.984%, 6/20/11	900,000	947,623
4.949%, 1/15/15	230,000	233,784
6.221%, 7/3/17	473,000	500,417
5.877%, 7/15/19	290,000	298,988
7.045%, 6/20/36	1,500,000	1,662,198
Telefonica Europe B.V
8.250%, 9/15/30	1,000,000	1,238,055
TELUS Corp.
8.000%, 6/1/11	500,000	536,635
Verizon Communications, Inc.
4.350%, 2/15/13	1,500,000	1,532,194
5.550%, 2/15/16	930,000	962,609
5.500%, 2/15/18	918,000	911,676
8.750%, 11/1/18	500,000	592,240
7.750%, 12/1/30	779,000	869,973
5.850%, 9/15/35	185,000	172,068
6.400%, 2/15/38	833,000	815,500
8.950%, 3/1/39	1,250,000	1,578,523
Verizon New England, Inc.
6.500%, 9/15/11	1,563,000	1,663,687
Verizon New York, Inc.
Series A
6.875%, 4/1/12	750,000	794,870

		45,983,283

Wireless Telecommunication Services (0.4%)
Alltel Corp.
7.875%, 7/1/32	150,000	174,176
America Movil S.A.B. de C.V.
5.625%, 11/15/17	934,000	912,897
New Cingular Wireless Services, Inc.
7.875%, 3/1/11	300,000	323,540
8.125%, 5/1/12	953,000	1,066,962
8.750%, 3/1/31	1,800,000	2,193,858
Rogers Communications, Inc.
6.375%, 3/1/14	1,000,000	1,071,871
6.800%, 8/15/18	500,000	536,013
Verizon Wireless Capital LLC
5.250%, 2/1/12§	600,000	632,797
5.550%, 2/1/14§	2,000,000	2,123,256
8.500%, 11/15/18§	500,000	597,546
Vodafone Group plc
5.350%, 2/27/12	500,000	526,717
4.150%, 6/10/14	500,000	492,154
5.625%, 2/27/17	1,500,000	1,523,511
7.875%, 2/15/30	482,000	552,840

	Principal Amount	Value (Note 1)
6.150%, 2/27/37	$473,000	$465,362

		13,193,500

Total Telecommunication Services		59,176,783

Utilities (1.6%)
Electric Utilities (1.3%)
Appalachian Power Co.
Series O
5.650%, 8/15/12	500,000	527,277
Series P
6.700%, 8/15/37	210,000	209,637
Carolina Power & Light Co.
5.300%, 1/15/19	1,000,000	1,043,993
CenterPoint Energy Houston Electric LLC
Series U
7.000%, 3/1/14	500,000	539,765
Cleveland Electric Illuminating Co.
5.700%, 4/1/17	500,000	487,128
Columbus Southern Power Co.
Series D
6.600%, 3/1/33	460,000	459,237
Commonwealth Edison Co.
5.950%, 8/15/16	500,000	519,879
6.150%, 9/15/17	940,000	976,568
5.900%, 3/15/36	441,000	423,076
Connecticut Light & Power Co.
5.500%, 2/1/19	500,000	521,865
Consolidated Edison Co. of New York, Inc.
6.650%, 4/1/19	500,000	555,961
Series 02-B
4.875%, 2/1/13	922,000	957,640
Series 07-A
6.300%, 8/15/37	444,000	470,538
Consumers Energy Co.
6.700%, 9/15/19	250,000	272,103
Detroit Edison Co.
6.400%, 10/1/13	500,000	546,133
Series A
6.625%, 6/1/36	200,000	214,806
Series G
5.600%, 6/15/18	250,000	256,692
DTE Energy Co.
7.625%, 5/15/14	1,100,000	1,148,027
Duke Energy Carolinas LLC
6.000%, 1/15/38	500,000	525,887
Duke Energy Corp.
6.300%, 2/1/14	500,000	539,819
Duke Energy Indiana, Inc.
6.050%, 6/15/16	500,000	529,824
6.450%, 4/1/39	155,000	173,640
Duke Energy Ohio, Inc.
5.700%, 9/15/12	880,000	895,090
5.450%, 4/1/19	500,000	520,225
Energy East Corp.
6.750%, 7/15/36	500,000	493,083
Energy Texas Inc.
7.125%, 2/1/19	500,000	521,252
Exelon Generation Co. LLC
6.200%, 10/1/17	250,000	248,842
FirstEnergy Corp.
Series B
6.450%, 11/15/11	454,000	473,867
Series C
7.375%, 11/15/31	369,000	348,284

See Notes to Financial Statements. 272

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Florida Power & Light Co.
5.550%, 11/1/17	$500,000	$531,746
5.950%, 2/1/38	1,000,000	1,069,982
Florida Power Corp.
6.400%, 6/15/38	500,000	555,958
FPL Group Capital, Inc.
6.000%, 3/1/19	500,000	537,046
Georgia Power Co.
6.000%, 11/1/13	1,000,000	1,090,644
5.400%, 6/1/18	500,000	522,572
5.950%, 2/1/39	250,000	262,077
Hydro Quebec
7.500%, 4/1/16	2,000,000	2,313,690
Illinois Power Co.
9.750%, 11/15/18	1,000,000	1,151,312
Indiana Michigan Power Co.
7.000%, 3/15/19	750,000	806,080
Metropolitan Edison Co.
7.700%, 1/15/19	500,000	546,894
MidAmerican Energy Co.
6.750%, 12/30/31	193,000	218,157
MidAmerican Energy Holdings Co.
5.750%, 4/1/18	750,000	780,148
6.500%, 9/15/37	1,250,000	1,297,305
MidAmerican Funding LLC
6.927%, 3/1/29	482,000	539,880
Nevada Power Co.
7.125%, 3/15/19	500,000	534,343
Northern States Power Co.
5.250%, 3/1/18	1,000,000	1,040,762
Ohio Power Co.
Series K
6.000%, 6/1/16	500,000	509,257
Oncor Electric Delivery Co.
5.950%, 9/1/13	500,000	520,273
6.800%, 9/1/18	500,000	534,304
7.250%, 1/15/33	250,000	272,019
Pacific Gas & Electric Co.
6.250%, 12/1/13	500,000	549,043
4.800%, 3/1/14	750,000	789,586
6.050%, 3/1/34	788,000	817,500
PacifiCorp
5.500%, 1/15/19	300,000	317,286
6.000%, 1/15/39	500,000	524,023
Pepco Holdings, Inc.
6.125%, 6/1/17	500,000	463,138
PG&E Corp.
5.750%, 4/1/14	500,000	532,759
Portland General Electric Co.
6.100%, 4/15/19	200,000	210,180
PPL Electric Utilities Corp.
7.125%, 11/30/13	500,000	561,199
6.250%, 5/15/39	150,000	158,124
Progress Energy, Inc.
6.050%, 3/15/14	1,000,000	1,051,530
Public Service Co. of Colorado
6.250%, 9/1/37	329,000	360,931
Public Service Electric & Gas Co.
5.300%, 5/1/18	250,000	261,244
5.800%, 5/1/37	500,000	516,627
San Diego Gas & Electric Co.
6.125%, 9/15/37	250,000	269,854
6.000%, 6/1/39	60,000	63,796
Sierra Pacific Power Co.
5.450%, 9/1/13	500,000	512,866

	Principal Amount	Value (Note 1)
South Carolina Electric & Gas Co.
6.050%, 1/15/38	$500,000	$538,370
Southern California Edison Co.
5.750%, 3/15/14	500,000	542,446
5.500%, 8/15/18	500,000	530,439
Series 05-B
5.550%, 1/15/36	500,000	500,475
Series 08-A
5.950%, 2/1/38	500,000	528,990
Southern Co.
4.150%, 5/15/14	250,000	250,995
Southwestern Electric Power Co.
6.450%, 1/15/19	250,000	254,961
Toledo Edison Co.
7.250%, 5/1/20	585,000	651,349
Union Electric Co.
6.700%, 2/1/19	500,000	522,545
8.450%, 3/15/39	160,000	187,392
Virginia Electric & Power Co.
5.000%, 6/30/19	135,000	136,150
Series A
5.400%, 1/15/16	930,000	970,398
6.000%, 5/15/37	500,000	516,296
Wisconsin Power & Light Co.
7.600%, 10/1/38	115,000	124,843

		45,249,922

Gas Utilities (0.1%)
Atmos Energy Corp.
8.500%, 3/15/19	300,000	350,354
Centerpoint Energy, Inc.
6.500%, 5/1/18	500,000	446,686
Consolidated Natural Gas Co.
Series C
6.250%, 11/1/11	100,000	106,712
Panhandle Eastern Pipeline Co.
6.200%, 11/1/17	250,000	241,003
Sempra Energy
6.500%, 6/1/16	1,000,000	1,043,843
Southern California Gas Co.
5.500%, 3/15/14	1,250,000	1,348,368
Tennessee Gas Pipeline Co.
8.000%, 2/1/16(b)§	500,000	523,750

		4,060,716

Independent Power Producers & Energy Traders (0.1%)
Constellation Energy Group, Inc.
7.000%, 4/1/12	901,000	930,824
Tennessee Valley Authority
5.500%, 7/18/17	478,000	521,319
6.750%, 11/1/25	492,000	567,415
6.150%, 1/15/38	488,000	534,066

		2,553,624

Multi-Utilities (0.1%)
Dominion Resources, Inc.
7.000%, 6/15/38	500,000	545,379
Series 07-A
6.000%, 11/30/17	941,000	977,315
Series C
5.150%, 7/15/15	271,000	274,903
NiSource Finance Corp.
6.400%, 3/15/18	250,000	229,373
6.800%, 1/15/19	500,000	468,547

See Notes to Financial Statements. 273

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Sempra Energy
9.800%, 2/15/19	$1,000,000	$1,211,282

		3,706,799

Total Utilities		55,571,061

Total Corporate Bonds		690,687,941

Government Securities (76.0%)
Foreign Governments (1.6%)
Export-Import Bank of Korea
5.125%, 2/14/11	$500,000	506,536
8.125%, 1/21/14	1,000,000	1,094,630
Federative Republic of Brazil
6.000%, 1/17/17	3,000,000	3,079,500
8.000%, 1/15/18	2,500,000	2,800,000
5.875%, 1/15/19	1,500,000	1,513,500
8.250%, 1/20/34	2,655,000	3,152,813
Oesterreichische Kontrollbank AG
2.875%, 3/15/11	500,000	510,836
4.875%, 2/16/16	1,943,000	1,989,758
Province of British Columbia
6.500%, 1/15/26	300,000	337,071
7.250%, 9/1/36	1,000,000	1,243,007
Province of Manitoba
4.900%, 12/6/16	500,000	517,256
Province of Nova Scotia
5.125%, 1/26/17	1,025,000	1,047,762
Province of Ontario
2.625%, 1/20/12	4,700,000	4,777,529
3.500%, 7/15/13	1,000,000	1,007,173
5.450%, 4/27/16	700,000	747,032
Province of Quebec
4.600%, 5/26/15	1,270,000	1,315,785
7.500%, 9/15/29	2,000,000	2,452,248
Republic of Chile
5.500%, 1/15/13	350,000	379,071
Republic of Italy
3.500%, 7/15/11	1,200,000	1,239,259
5.625%, 6/15/12	1,948,000	2,124,097
4.500%, 1/21/15	1,907,000	1,955,087
5.375%, 6/12/17	500,000	508,176
6.875%, 9/27/23	463,000	519,679
5.375%, 6/15/33	1,500,000	1,453,240
Republic of Korea
4.250%, 6/1/13	500,000	491,030
5.750%, 4/16/14	500,000	512,349
7.125%, 4/16/19	700,000	753,717
Republic of Malaysia
7.500%, 7/15/11	500,000	546,764
Republic of Peru
8.375%, 5/3/16	500,000	576,250
7.125%, 3/30/19	1,000,000	1,067,500
6.550%, 3/14/37	678,000	657,660
Republic of Poland
6.250%, 7/3/12	500,000	528,500
5.000%, 10/19/15	500,000	498,000
Republic of South Africa
6.500%, 6/2/14	500,000	523,750
5.875%, 5/30/22	500,000	460,000
State of Israel
5.500%, 11/9/16	464,000	483,283
5.125%, 3/26/19	500,000	487,221
Svensk Exportkredit AB
4.500%, 9/27/10	1,000,000	1,036,122

	Principal Amount	Value (Note 1)
5.125%, 3/1/17	$250,000	$253,203
United Mexican States
5.875%, 2/17/14	2,000,000	2,095,000
6.625%, 3/3/15	474,000	507,180
5.950%, 3/19/19	500,000	505,000
8.125%, 12/30/19	1,458,000	1,698,570
8.300%, 8/15/31	1,468,000	1,750,590
6.750%, 9/27/34	886,000	893,531

		52,596,265

Municipal Bonds (0.1%)
City of San Antonio, Texas
5.985%, 2/1/39	125,000	129,354
Illinois State
5.100%, 6/1/33	2,000,000	1,776,800
Illinois State Toll Highway Authority
6.184%, 1/1/34	110,000	111,431
New Jersey State Turnpike Authority
7.414%, 1/1/40	365,000	424,882
New Jersey Transportation Trust Fund Authority
6.875%, 12/15/39	200,000	203,514
State of California
5.450%, 4/1/15	250,000	244,325
5.950%, 4/1/16	35,000	34,128
7.500%, 4/1/34	1,500,000	1,371,555
7.550%, 4/1/39	165,000	150,214
University of Virginia
6.200%, 9/1/39	250,000	276,390
Utah Transit Authority
5.937%, 6/15/39	80,000	81,148

		4,803,741

Supranational (1.3%)
African Development Bank
1.875%, 1/23/12	500,000	491,787
Asian Development Bank
2.125%, 3/15/12	3,000,000	3,022,002
2.750%, 5/21/14^	600,000	589,011
Corp. Andina de Fomento
8.125%, 6/4/19	375,000	397,304
Eksportfinans A/S
5.000%, 2/14/12	1,930,000	2,047,819
European Bank for Reconstruction & Development
3.625%, 6/17/13	400,000	415,772
European Investment Bank
4.125%, 9/15/10	946,000	981,714
3.250%, 2/15/11	4,000,000	4,126,240
3.250%, 10/14/11	2,500,000	2,596,143
2.000%, 2/10/12	2,500,000	2,514,527
2.375%, 3/14/14	3,000,000	2,917,467
4.625%, 5/15/14	3,760,000	4,001,268
3.125%, 6/4/14	1,000,000	993,099
4.875%, 2/16/16	943,000	1,001,736
5.125%, 5/30/17	2,500,000	2,667,685
Export Development Canada
2.625%, 11/15/11	1,000,000	1,000,593
2.375%, 3/19/12	1,000,000	1,009,488
3.500%, 5/16/13	500,000	507,978
Inter-American Development Bank
5.000%, 4/5/11	1,907,000	2,019,591
3.000%, 4/22/14	1,000,000	996,239
4.250%, 9/10/18	1,467,000	1,465,618
International Bank for Reconstruction & Development
2.000%, 4/2/12	2,000,000	1,999,202
3.500%, 10/8/13	1,000,000	1,023,111

See Notes to Financial Statements. 274

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 4/1/16	$500,000	$540,970
7.625%, 1/19/23	491,000	626,416
International Finance Corp.
3.000%, 4/22/14	1,515,000	1,481,908
Korea Development Bank
8.000%, 1/23/14	1,000,000	1,084,384
Nordic Investment Bank
3.125%, 2/15/11	1,000,000	1,026,991
5.000%, 2/1/17	500,000	529,984

		44,076,047

U.S. Government Agencies (47.4%)
Federal Farm Credit Bank
5.375%, 7/18/11	1,920,000	2,072,239
3.875%, 8/25/11	960,000	1,009,776
1.590%, 11/28/11	500,000	499,394
2.125%, 6/18/12	2,000,000	2,006,576
3.750%, 6/17/14	500,000	507,982
3.700%, 4/1/16	500,000	494,216
5.125%, 8/25/16	485,000	528,462
4.875%, 1/17/17	4,835,000	5,145,707
Federal Home Loan Bank
3.375%, 8/13/10	14,780,000	15,241,860
3.375%, 10/20/10	1,910,000	1,974,906
1.625%, 3/16/11	5,000,000	5,046,730
1.625%, 7/27/11	800,000	804,402
4.875%, 11/18/11	8,830,000	9,526,696
2.250%, 4/13/12	5,000,000	5,060,285
3.375%, 2/27/13	6,000,000	6,209,622
3.625%, 10/18/13^	5,000,000	5,169,775
4.875%, 5/17/17	2,000,000	2,147,484
5.250%, 6/5/17	950,000	1,049,633
5.000%, 11/17/17	1,940,000	2,064,381
5.500%, 7/15/36	490,000	499,694
Federal Home Loan Bank of Chicago
5.625%, 6/13/16	1,000,000	962,793
Federal Home Loan Mortgage Corp.
4.000%, 6/1/10	174,176	177,014
1.500%, 1/7/11	5,000,000	5,043,775
2.050%, 3/9/11	500,000	504,079
2.000%, 3/16/11	1,500,000	1,509,230
1.750%, 4/20/11	1,000,000	1,004,900
1.625%, 4/26/11	2,000,000	2,015,226
1.250%, 6/8/11	1,000,000	999,265
1.700%, 6/29/11	1,000,000	1,004,350
1.750%, 7/27/11	2,000,000	2,004,906
1.625%, 8/11/11	1,000,000	999,219
5.500%, 9/15/11	15,000,000	16,343,085
2.000%, 10/14/11	1,000,000	1,000,102
2.000%, 12/22/11	1,000,000	1,002,997
4.750%, 3/5/12	3,900,000	4,209,512
2.625%, 3/19/12	250,000	251,859
2.125%, 3/23/12	5,000,000	5,045,210
2.500%, 3/23/12	250,000	251,647
2.200%, 4/20/12	1,000,000	1,007,639
2.000%, 4/27/12	500,000	499,803
2.050%, 5/11/12	2,000,000	1,992,380
1.750%, 6/15/12	5,000,000	4,981,820
2.000%, 6/15/12	1,000,000	998,195
4.125%, 12/21/12^	10,000,000	10,665,240
2.500%, 4/8/13	1,500,000	1,496,058
3.500%, 5/29/13	5,000,000	5,202,670
4.875%, 11/15/13	3,844,000	4,194,165
2.500%, 1/7/14	4,000,000	3,961,052
5.500%, 2/1/14	47,759	49,714

	Principal Amount	Value (Note 1)
3.000%, 2/4/14	$500,000	$498,612
3.250%, 3/3/14	1,000,000	993,735
3.000%, 4/21/14	500,000	494,620
2.750%, 4/29/14	1,000,000	983,363
5.000%, 7/15/14	5,000,000	5,479,440
3.000%, 7/28/14	800,000	801,621
4.500%, 1/15/15	1,916,000	2,056,150
4.750%, 11/17/15	8,836,000	9,536,819
5.125%, 10/18/16	1,500,000	1,642,722
6.000%, 2/1/17	77,883	82,907
6.000%, 4/1/17	64,607	68,205
4.875%, 6/13/18^	12,000,000	12,913,608
5.000%, 3/25/19	500,000	498,654
3.750%, 3/27/19	1,000,000	982,644
4.500%, 4/1/21	6,747,800	6,998,452
5.000%, 5/1/22	287,496	297,900
5.000%, 6/1/22	41,723	43,233
5.500%, 6/1/22	16,481	17,250
5.000%, 8/1/22	165,750	171,748
5.500%, 8/1/22	1,020,441	1,068,051
6.000%, 9/1/22	1,796,239	1,901,835
5.000%, 11/1/22	136,770	141,719
5.000%, 1/1/23	1,019,035	1,055,910
5.000%, 2/1/23	202,185	209,332
5.500%, 2/1/23	1,011,309	1,058,493
5.000%, 3/1/23	2,643,405	2,738,641
5.000%, 4/1/23	2,459,435	2,546,935
5.000%, 5/1/23	27,131	28,090
5.500%, 5/1/23	127,759	133,719
5.000%, 6/1/23	1,089,140	1,127,641
5.000%, 7/1/23	7,777,850	8,052,796
5.000%, 8/1/23	89,876	93,053
5.500%, 8/1/23	13,951,660	14,601,807
5.000%, 9/1/23	26,625	27,566
5.000%, 10/1/23	602,056	623,338
5.500%, 10/1/23	191,632	200,573
5.000%, 11/1/23	2,191,687	2,269,163
5.500%, 11/1/23	239,820	250,996
4.500%, 12/1/23	5,896,860	6,022,512
5.000%, 12/1/23	24,256	25,114
5.000%, 1/1/24	3,362,414	3,481,275
5.000%, 2/1/24	621,783	643,762
5.000%, 3/1/24	832,530	861,877
5.000%, 4/1/24	1,173,616	1,214,986
6.500%, 9/1/27	103,088	110,331
6.750%, 3/15/31	690,000	855,401
6.250%, 7/15/32	1,691,000	2,009,246
5.000%, 4/1/34	835,992	854,508
4.769%, 1/1/35(l)	1,001,185	1,035,240
6.000%, 2/1/35	575,686	602,503
5.000%, 5/1/35	10,630,040	10,865,479
5.500%, 10/1/35	180,740	187,205
5.500%, 11/1/35	7,721,380	7,997,585
5.000%, 12/1/35	8,528,612	8,708,179
5.319%, 4/1/36(l)	1,025,337	1,067,749
5.542%, 4/1/36(l)	1,564,486	1,618,361
5.000%, 5/1/36	135,714	138,338
6.000%, 6/1/36	16,419,005	17,168,443
6.500%, 8/1/36	23,937,064	25,471,000
5.885%, 11/1/36(l)	756,724	795,772
6.000%, 11/1/36	4,443,584	4,646,409
6.500%, 11/1/36	178,513	189,953
5.500%, 12/1/36	421,831	436,262
5.500%, 1/1/37	3,572,634	3,694,850
5.578%, 1/1/37(l)	5,978,194	6,266,521

See Notes to Financial Statements. 275

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
5.676%, 1/1/37(l)	$1,545,235	$1,625,682
5.881%, 5/1/37(l)	10,367,579	10,833,684
6.000%, 5/1/37	573,007	598,714
5.423%, 6/1/37(l)	547,618	569,389
5.518%, 6/1/37(l)	5,594,779	5,816,735
5.573%, 6/1/37(l)	541,296	563,113
6.000%, 6/1/37	1,551,774	1,621,392
5.456%, 7/1/37(l)	947,847	985,932
5.500%, 8/1/37	483,093	499,433
6.000%, 8/1/37	835,737	873,231
5.500%, 10/1/37	3,206,383	3,314,567
6.000%, 10/1/37	6,996,804	7,310,703
6.500%, 10/1/37	3,849,565	4,095,434
5.621%, 11/1/37(l)	6,998,748	7,344,749
6.000%, 11/1/37	516,723	539,905
6.500%, 11/1/37	921,289	980,132
5.500%, 12/1/37	2,236,478	2,311,937
5.271%, 1/1/38(l)	8,747,749	9,090,464
5.500%, 1/1/38	286,177	295,832
6.000%, 1/1/38	2,180,420	2,278,240
5.500%, 2/1/38	174,897	180,798
6.000%, 2/1/38	235,752	246,315
6.500%, 2/1/38	5,510,538	5,862,494
5.000%, 3/1/38	1,436,723	1,463,368
5.500%, 4/1/38	14,293,864	14,776,143
6.000%, 5/1/38	12,145,084	12,689,269
5.500%, 6/1/38	2,032,708	2,101,177
5.000%, 7/1/38	12,165,646	12,390,691
5.500%, 7/1/38	4,594,993	4,749,771
6.000%, 7/1/38	13,919,217	14,542,897
5.500%, 8/1/38	12,806,592	13,237,969
5.500%, 9/1/38	432,012	446,564
6.000%, 9/1/38	6,901,219	7,232,503
6.500%, 9/1/38	437,485	465,427
5.500%, 10/1/38	14,246,455	14,726,333
6.000%, 10/1/38	4,423,046	4,621,230
6.500%, 10/1/38	1,900,199	2,021,563
5.000%, 11/1/38	11,321,567	11,572,322
6.000%, 11/1/38	153,333	160,203
5.000%, 12/1/38	1,484,521	1,512,066
5.500%, 12/1/38	9,092,473	9,398,744
6.000%, 12/1/38	18,666,731	19,503,131
6.500%, 12/1/38	11,076,894	11,784,370
5.000%, 1/1/39	147,428	150,155
5.500%, 1/1/39	28,681,282	29,648,995
4.500%, 2/1/39	12,094,044	12,055,452
5.500%, 2/1/39	758,828	784,388
6.500%, 2/1/39	3,522,435	3,747,412
5.000%, 3/1/39	4,747,843	4,835,196
5.500%, 3/1/39	551,949	570,486
4.000%, 5/1/39	9,985,896	9,650,195
4.500%, 6/1/39	25,000,000	24,917,725
4.000%, 7/15/24 TBA	15,000,000	14,990,625
4.500%, 7/15/24 TBA	20,000,000	20,387,500
4.000%, 7/15/39 TBA	3,000,000	2,902,266
5.000%, 7/15/39 TBA	22,000,000	22,371,250
5.500%, 7/15/39 TBA	3,000,000	3,096,564
Federal National Mortgage Association
3.000%, 7/12/10	15,000,000	15,379,560
4.750%, 12/15/10	2,536,000	2,682,604
2.000%, 2/11/11	500,000	503,483
2.000%, 3/2/11	500,000	503,634
1.750%, 3/23/11	18,000,000	18,171,126
2.000%, 4/1/11	2,000,000	2,014,892
5.500%, 4/1/11	14,191	14,975

	Principal Amount	Value (Note 1)
1.750%, 4/15/11	$2,000,000	$2,007,002
2.125%, 4/15/11	250,000	252,318
1.650%, 5/11/11	1,000,000	1,000,834
6.000%, 5/15/11	1,916,000	2,082,437
1.500%, 5/20/11	4,000,000	3,996,644
1.430%, 12/8/11	500,000	499,427
2.000%, 1/9/12	2,000,000	2,019,964
2.500%, 3/19/12	2,000,000	2,014,726
2.250%, 4/9/12	1,000,000	1,005,200
2.150%, 4/13/12	1,000,000	1,001,245
3.625%, 2/12/13	3,000,000	3,154,281
4.625%, 10/15/13	4,799,000	5,180,914
3.000%, 1/13/14	6,899,000	6,836,895
2.750%, 2/5/14	5,000,000	5,000,995
3.150%, 2/18/14	250,000	247,992
3.375%, 3/10/14	250,000	250,324
2.750%, 3/13/14	5,000,000	4,989,300
2.900%, 4/7/14	500,000	493,177
3.000%, 5/12/14	1,000,000	993,900
4.375%, 10/15/15^	1,434,000	1,515,556
4.000%, 3/10/16	2,000,000	1,992,908
3.450%, 4/8/16	1,000,000	963,401
5.375%, 7/15/16	2,000,000	2,237,868
4.875%, 12/15/16	1,400,000	1,513,533
5.500%, 2/1/17	95,228	100,638
5.500%, 6/1/17	31,176	32,948
5.375%, 6/12/17	5,000,000	5,578,515
5.500%, 8/1/17	29,292	30,956
5.500%, 10/1/17	25,667	27,126
5.500%, 1/1/18	98,616	104,219
5.500%, 4/1/18	112,914	119,258
5.500%, 11/1/18	950,114	1,004,092
5.500%, 3/1/19	97,123	102,560
5.500%, 5/1/19	246,937	260,966
4.250%, 5/21/19	500,000	491,050
5.500%, 7/1/19	21,260	22,408
5.500%, 8/1/19	151,642	159,830
5.500%, 9/1/19	91,627	96,574
5.500%, 11/1/19	92,568	97,567
5.500%, 6/1/20	839,889	887,063
5.500%, 10/1/20	157,397	165,502
5.500%, 1/1/21	174,761	183,270
5.500%, 2/1/21	62,205	65,233
6.000%, 8/1/21	339,496	360,057
5.500%, 7/1/22	1,431,324	1,499,894
5.500%, 9/1/22	176,216	184,796
5.500%, 11/1/22	134,693	140,977
5.000%, 12/1/22	2,469,891	2,560,814
5.500%, 12/1/22	3,237,310	3,392,397
5.000%, 1/1/23	265,421	275,052
5.000%, 3/1/23	473,563	490,747
5.500%, 3/1/23	398,423	417,510
4.000%, 4/1/23	1,686,357	1,689,336
4.500%, 4/1/23	613,422	626,877
5.000%, 4/1/23	302,103	313,065
4.500%, 5/1/23	1,207,035	1,233,509
6.000%, 5/1/23	2,190,115	2,321,604
4.000%, 6/1/23	1,049,643	1,051,498
4.500%, 6/1/23	5,194,435	5,309,470
5.000%, 6/1/23	7,479,823	7,751,207
5.000%, 7/1/23	5,297,534	5,489,768
6.000%, 7/1/23	3,104,992	3,291,408
5.000%, 8/1/23	3,606,413	3,737,281
5.500%, 8/1/23	3,919,569	4,107,121
5.500%, 9/1/23	253,190	265,306

See Notes to Financial Statements. 276

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 10/1/23	$23,099	$23,937
4.500%, 4/1/24	12,365,123	12,635,095
4.000%, 6/1/24	2,992,880	2,997,868
5.800%, 2/9/26	481,000	498,371
7.125%, 1/15/30	1,474,000	1,901,187
7.250%, 5/15/30	1,000,000	1,301,977
6.625%, 11/15/30	4,000,000	4,899,100
7.000%, 4/1/32	22,893	25,110
6.500%, 6/1/32	36,539	39,257
6.500%, 8/1/32	48,178	51,777
6.500%, 9/1/32	443,956	476,984
5.500%, 12/1/32	19,290	20,034
5.000%, 1/1/33	920,239	943,123
5.500%, 3/1/33	899,182	933,033
5.500%, 6/1/33	55,209	57,288
5.000%, 7/1/33	309,360	317,053
5.000%, 8/1/33	2,192,155	2,242,763
5.000%, 11/1/33	832,334	851,549
4.703%, 1/1/34(l)	5,051,828	5,209,623
5.000%, 2/1/34	451,067	461,128
6.000%, 2/1/34	881,206	928,037
5.000%, 3/1/34	1,342,203	1,373,189
5.000%, 4/1/34	915,797	936,223
5.000%, 5/1/34	1,055,810	1,079,359
5.000%, 7/1/34	1,297,565	1,327,521
5.500%, 7/1/34	67,076	69,560
5.000%, 8/1/34	1,711,486	1,754,046
6.000%, 8/1/34	537,446	566,008
5.500%, 11/1/34	1,922,398	1,993,568
5.000%, 12/1/34	1,429,349	1,462,347
5.000%, 2/1/35	308,440	315,320
6.500%, 2/1/35	542,596	579,402
5.000%, 3/1/35	429,765	439,350
6.000%, 4/1/35	2,939,107	3,098,978
5.500%, 5/1/35	40,674,324	42,142,015
5.000%, 6/1/35	3,998,940	4,085,636
5.000%, 7/1/35	7,764,172	7,937,349
5.500%, 8/1/35	3,337,855	3,460,145
4.500%, 9/1/35	6,032,245	6,040,669
5.000%, 9/1/35	425,119	434,934
5.500%, 9/1/35	5,753,684	5,961,300
5.500%, 10/1/35	13,826,034	14,327,451
5.000%, 11/1/35	16,245,464	16,597,661
5.500%, 12/1/35	16,010,199	16,589,696
5.000%, 2/1/36	6,487,425	6,628,070
6.000%, 3/1/36	9,754,233	10,232,990
5.500%, 6/1/36	7,841,583	8,111,553
5.000%, 7/1/36	15,532,709	15,847,611
6.000%, 8/1/36	210,485	220,487
6.500%, 8/1/36	2,362,120	2,524,408
6.000%, 9/1/36	5,095,251	5,337,376
6.000%, 10/1/36	4,318,775	4,524,000
6.500%, 10/1/36	1,647,738	1,757,705
6.000%, 11/1/36	1,258,702	1,318,515
6.000%, 12/1/36	2,873,940	3,010,509
6.500%, 12/1/36	1,513,905	1,614,941
6.000%, 1/1/37	916,192	959,729
5.000%, 2/1/37	338,261	344,960
5.500%, 2/1/37	180,813	186,939
6.000%, 2/1/37	886,193	927,990
5.500%, 4/1/37	197,100	203,751
6.000%, 4/1/37	2,767,331	2,896,239
7.000%, 4/1/37	1,730,266	1,881,878
5.500%, 5/1/37	198,230	204,919
5.000%, 7/1/37	1,219,440	1,243,589

	Principal Amount	Value (Note 1)
5.500%, 7/1/37	$440,534	$455,397
6.500%, 7/1/37	5,352,594	5,709,817
5.625%, 7/15/37	491,000	517,082
5.500%, 8/1/37	5,516,989	5,703,802
6.000%, 8/1/37	7,813,429	8,177,433
5.000%, 9/1/37	176,006	179,491
5.821%, 9/1/37(l)	6,415,155	6,769,439
6.000%, 9/1/37	18,783,926	19,671,712
5.500%, 10/1/37	264,888	273,991
6.500%, 10/1/37	1,222,708	1,304,310
5.000%, 11/1/37	113,105	115,346
6.000%, 11/1/37	2,402,298	2,514,202
7.500%, 11/1/37	543,603	590,222
6.500%, 12/1/37	3,445,237	3,674,089
5.000%, 1/1/38	764,926	780,033
6.000%, 1/1/38	181,144	189,544
5.000%, 2/1/38	22,476,241	22,943,333
5.500%, 2/1/38	137,144	141,857
5.000%, 3/1/38	3,028,263	3,088,139
6.000%, 3/1/38	70,465	73,733
4.500%, 4/1/38	926,398	925,758
5.500%, 4/1/38	335,897	347,213
4.500%, 5/1/38	918,439	917,804
5.500%, 5/1/38	2,124,803	2,196,375
6.000%, 5/1/38	17,079,395	17,874,988
5.000%, 6/1/38	403,447	411,414
5.500%, 6/1/38	54,008,686	55,853,227
6.000%, 6/1/38	5,975,205	6,252,272
4.958%, 7/1/38(l)	9,352,643	9,679,391
5.500%, 7/1/38	131,517	135,947
6.000%, 7/1/38	452,969	473,973
6.000%, 8/1/38	1,582,997	1,656,399
5.500%, 9/1/38	2,895,450	2,993,143
6.000%, 9/1/38	1,513,068	1,583,228
6.500%, 9/1/38	357,959	381,717
6.000%, 10/1/38	4,795,083	5,017,429
6.500%, 11/1/38	2,186,055	2,331,142
5.500%, 12/1/38	5,756,418	5,950,318
4.500%, 1/1/39	49,955	49,920
5.000%, 1/1/39	10,003,719	10,201,277
4.000%, 2/1/39	3,999,998	3,877,174
5.473%, 2/1/39(l)	8,980,286	9,411,449
4.500%, 3/1/39	12,532,813	12,522,899
5.000%, 3/1/39	1,992,282	2,031,626
4.500%, 4/1/39	3,043,637	3,041,528
4.000%, 6/1/39	5,000,000	4,846,471
4.000%, 7/25/24 TBA	2,000,000	2,000,000
4.500%, 7/25/24 TBA	5,000,000	5,100,000
5.000%, 7/25/24 TBA	1,000,000	1,034,688
4.000%, 7/25/39 TBA	8,000,000	7,757,500
4.500%, 7/25/39 TBA	25,000,000	24,945,300
5.000%, 7/25/39 TBA	15,000,000	15,271,875
5.500%, 7/25/39 TBA	7,000,000	7,225,316
6.000%, 7/25/39 TBA	8,000,000	8,360,000
6.500%, 7/25/39 TBA	10,000,000	10,650,000
Government National Mortgage Association
6.000%, 1/15/29	16,864	17,741
6.000%, 6/15/29	9,733	10,239
6.000%, 12/15/31	19,188	20,185
7.000%, 2/15/32	16,881	18,324
6.500%, 5/15/32	231,627	249,008
6.000%, 7/15/32	18,936	19,902
6.000%, 1/15/33	13,078	13,738
6.500%, 1/15/33	199,072	214,422
6.500%, 2/15/33	243,120	262,289

See Notes to Financial Statements. 277

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
7.000%, 2/15/33	$12,976	$14,023
5.500%, 4/15/33	31,856	32,985
6.500%, 6/15/34	251,222	270,818
6.500%, 8/15/34	1,986,161	2,114,355
6.000%, 9/15/34	401,815	421,074
6.000%, 12/15/34	33,394	34,994
6.000%, 1/15/35	136,736	142,905
6.000%, 2/15/35	62,641	65,468
6.000%, 3/15/35	279,999	292,632
6.000%, 5/15/35	28,087	29,354
6.000%, 7/15/35	162,518	170,681
6.000%, 9/15/35	21,307	22,269
6.000%, 10/15/35	59,231	61,904
6.000%, 12/15/35	86,401	90,299
6.500%, 12/15/35	2,288,031	2,433,395
6.000%, 1/15/36	26,349	27,489
6.000%, 2/15/36	18,780	19,593
6.000%, 3/15/36	47,644	49,705
6.000%, 4/15/36	49,458	51,596
6.000%, 5/15/36	292,354	304,997
6.000%, 6/15/36	1,016,838	1,060,810
6.000%, 7/15/36	750,219	782,661
6.000%, 8/15/36	793,525	827,404
6.000%, 9/15/36	535,172	558,314
6.000%, 10/15/36	1,324,486	1,381,759
5.500%, 5/15/37	1,705,343	1,764,630
6.500%, 8/15/37	34,641	36,802
6.500%, 9/15/37	30,126	32,005
5.500%, 12/15/37	188,171	194,712
6.500%, 3/15/38	64,470	68,461
6.000%, 4/15/38	6,805,375	7,085,601
6.000%, 5/15/38	849,051	885,500
5.500%, 6/15/38	1,507,602	1,559,201
5.500%, 7/15/38	680,104	703,535
6.000%, 7/15/38	1,083,054	1,128,362
5.500%, 8/15/38	764,845	791,196
6.000%, 8/15/38	993,211	1,035,850
6.500%, 8/15/38	826,975	878,176
6.000%, 9/15/38	882,305	920,058
6.500%, 9/15/38	3,236,162	3,436,526
5.500%, 10/15/38	475,346	491,723
6.000%, 10/15/38	15,834,030	16,512,270
6.500%, 10/15/38	824,998	877,368
6.000%, 11/15/38	2,785,349	2,903,409
6.500%, 11/15/38	805,223	855,078
5.500%, 12/15/38	9,771,635	10,100,642
6.000%, 12/15/38	2,464,095	2,569,879
6.500%, 12/15/38	3,081,893	3,272,706
5.500%, 1/15/39	33,109,815	34,250,552
6.000%, 1/15/39	1,575,468	1,643,102
6.500%, 1/15/39	335,217	355,972
5.000%, 2/15/39	30,245,197	30,902,085
6.000%, 2/15/39	728,925	760,217
6.000%, 3/15/39	263,572	274,887
4.500%, 4/15/39	13,004,105	13,007,660
4.500%, 6/15/39	1,000,000	1,000,273
5.000%, 6/15/39	1,000,000	1,021,719
4.000%, 7/15/39 TBA	1,000,000	966,719
4.500%, 7/15/39 TBA	9,000,000	8,983,125
5.000%, 7/15/39 TBA	6,000,000	6,116,250
5.500%, 7/15/39 TBA	5,500,000	5,678,750
6.000%, 7/15/39 TBA	2,000,000	2,083,124

	Principal Amount	Value (Note 1)
6.500%, 7/15/39 TBA	$1,000,000	$1,060,938

		1,603,843,644

U.S. Treasuries (25.6%)
U.S. Treasury Bonds
11.250%, 2/15/15	1,920,000	2,767,350
9.250%, 2/15/16	2,604,000	3,565,037
7.250%, 5/15/16	4,432,000	5,554,887
7.500%, 11/15/16	4,894,000	6,242,527
8.750%, 5/15/17	5,000,000	6,846,875
8.875%, 8/15/17	2,903,000	4,012,718
8.500%, 2/15/20	7,891,000	11,096,719
8.125%, 5/15/21	6,000,000	8,306,250
8.000%, 11/15/21	6,767,000	9,336,349
7.250%, 8/15/22	3,000,000	3,941,250
7.625%, 11/15/22	2,000,000	2,711,876
7.125%, 2/15/23	5,000,000	6,533,595
6.750%, 8/15/26	4,947,000	6,438,055
6.625%, 2/15/27	3,409,000	4,394,948
6.375%, 8/15/27	5,422,000	6,843,583
6.125%, 11/15/27^	6,950,000	8,563,707
5.500%, 8/15/28	4,500,000	5,199,611
5.250%, 11/15/28	1,000,000	1,124,375
5.250%, 2/15/29	4,000,000	4,498,752
6.125%, 8/15/29	5,919,000	7,371,002
6.250%, 5/15/30	6,000,000	7,606,872
5.375%, 2/15/31	4,957,000	5,689,704
4.500%, 2/15/36	2,000,000	2,060,312
4.750%, 2/15/37	5,644,000	6,047,896
5.000%, 5/15/37	3,474,000	3,865,909
4.375%, 2/15/38	9,971,000	10,069,155
3.500%, 2/15/39	5,000,000	4,323,450
4.250%, 5/15/39	8,000,000	7,918,720
U.S. Treasury Notes
3.875%, 7/15/10	15,000,000	15,515,040
2.375%, 8/31/10	19,155,000	19,552,313
1.500%, 10/31/10	9,580,000	9,686,281
4.375%, 12/15/10	10,000,000	10,523,050
0.875%, 12/31/10	7,666,000	7,676,479
0.875%, 1/31/11	72,900,000	72,940,095
5.000%, 2/15/11	10,000,000	10,664,060
0.875%, 2/28/11	47,000,000	46,967,100
4.500%, 2/28/11	1,916,000	2,031,184
0.875%, 5/31/11^	10,000,000	9,964,100
4.875%, 5/31/11	30,000,000	32,156,250
1.125%, 6/30/11	2,000,000	2,000,160
5.125%, 6/30/11	14,787,000	15,950,323
5.000%, 8/15/11	10,000,000	10,815,620
4.500%, 9/30/11	11,915,000	12,769,532
4.500%, 11/30/11	26,916,000	28,978,869
4.625%, 12/31/11	8,414,000	9,093,691
1.375%, 2/15/12	5,000,000	4,995,705
4.875%, 2/15/12	5,000,000	5,453,125
4.500%, 3/31/12	7,661,000	8,288,244
4.500%, 4/30/12	4,790,000	5,183,681
4.625%, 7/31/12	5,000,000	5,443,360
4.125%, 8/31/12	3,830,000	4,113,657
3.625%, 12/31/12	4,792,000	5,080,268
2.750%, 2/28/13	6,000,000	6,171,096
3.125%, 4/30/13^	6,705,000	6,966,911
3.375%, 6/30/13	6,707,000	7,025,582
3.375%, 7/31/13	9,586,000	10,045,083
3.125%, 9/30/13	7,000,000	7,241,717
2.750%, 10/31/13	7,667,000	7,808,962
2.000%, 11/30/13	5,752,000	5,667,515

See Notes to Financial Statements. 278

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
1.500%, 12/31/13	$4,793,000	$4,616,632
1.750%, 1/31/14	42,200,000	41,013,336
1.875%, 2/28/14	35,000,000	34,094,900
1.750%, 3/31/14	27,000,000	26,114,076
1.875%, 4/30/14	4,000,000	3,881,560
4.750%, 5/15/14	15,000,000	16,537,500
2.250%, 5/31/14	15,000,000	14,798,400
4.000%, 2/15/15	12,885,000	13,689,307
2.625%, 2/29/16	5,000,000	4,851,955
2.375%, 3/31/16	7,000,000	6,670,237
2.625%, 4/30/16	5,000,000	4,834,375
5.125%, 5/15/16	2,889,000	3,240,193
3.250%, 5/31/16	5,000,000	5,021,875
3.250%, 6/30/16	5,000,000	5,015,625
4.875%, 8/15/16	10,114,000	11,181,502
4.625%, 2/15/17	3,858,000	4,197,685
4.500%, 5/15/17	3,500,000	3,776,994
4.750%, 8/15/17	5,785,000	6,341,806
4.250%, 11/15/17	9,647,000	10,231,849
3.500%, 2/15/18^	9,500,000	9,546,759
3.875%, 5/15/18	10,726,000	11,051,974
4.000%, 8/15/18	7,000,000	7,260,862
3.750%, 11/15/18	19,500,000	19,836,765
2.750%, 2/15/19	20,000,000	18,731,200
3.125%, 5/15/19^	8,000,000	7,737,520

		863,975,424

Total Government Securities		2,569,295,121

Total Long-Term Debt Securities (100.1%) (Cost $3,381,329,607)		3,382,490,753

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (0.2%)
Goldman Sachs & Co., Repurchase Agreement 0.05%, 7/1/09 (r)(v)	$5,431,544	5,431,544
Monumental Global Funding II 0.40%, 3/26/10 (l)	3,000,000	2,885,868

Total Short-Term Investments of Cash Collateral for Securities Loaned		8,317,412

Time Deposit (5.1%)
JPMorgan Chase Nassau 0.000%, 7/1/09	171,669,939	171,669,939

Total Short-Term Investments (5.3%) (Cost/Amortized Cost $180,101,482)		179,987,351

Total Investments (105.4%) (Cost/Amortized Cost $3,561,431,089)		3,562,478,104
Other Assets Less Liabilities (-5.4%)		(182,269,770)

Net Assets (100%)		$3,380,208,334

^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $0 or 0.0% of net assets) at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2009, the market value of these securities amounted to $12,873,221 or 0.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2009. Maturity date disclosed is the ultimate maturity date.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows:

Federal Home Loan Mortgage Corp., 0.000% - 6.176%, maturing 4/15/18 - 5/1/39; Federal National Mortgage Association, 0.000% - 7.500%, maturing 2/1/18 - 5/1/39; Government National Mortgage Association, 0.465% - 5.500%, maturing 11/16/31 - 8/16/44.

Glossary:
CMO	— Collateralized Mortgage Obligation
TBA	— Security is subject to delayed delivery.

See Notes to Financial Statements. 279

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$–	$12,689,924	$–	$12,689,924
Non-Agency CMO	–	109,817,767	–	109,817,767
Corporate Bonds
Consumer Discretionary	–	47,462,108	–	47,462,108
Consumer Staples	–	49,897,138	–	49,897,138
Energy	–	61,393,571	–	61,393,571
Financials	–	286,372,718	–	286,372,718
Health Care	–	39,899,575	–	39,899,575
Industrials	–	41,959,048	–	41,959,048
Information Technology	–	22,073,889	–	22,073,889
Materials	–	26,882,050	–	26,882,050
Telecommunication Services	–	59,176,783	–	59,176,783
Utilities	–	55,571,061	–	55,571,061
Government Securities
Foreign Governments	–	52,596,265	–	52,596,265
Municipal Bonds	–	4,803,741	–	4,803,741
Supranational	–	44,076,047	–	44,076,047
U.S. Government Agencies	–	1,603,843,644	–	1,603,843,644
U.S. Treasuries	–	863,975,424	–	863,975,424
Short-Term Investments	–	179,987,351	–	179,987,351
Total Asset	$–	$3,562,478,104	$–	$3,562,478,104
Total Liability	$–	$–	$–	$–
Total	$–	$3,562,478,104	$–	$3,562,478,104

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-ABS	Other Investments*
Balance as of 12/31/08	$6,807,991	$—
Total gains or losses (realized/unrealized) included in earnings	(465,766)	—
Purchases, sales, issuances, and settlements (net)	(5,761,325)	—
Transfers in and/or out of Level 3	(580,900)	—

Balance as of 6/30/09	$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$—	$—

* Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements. 280

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	–	*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$–

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$2,912,806	$–	$–	$2,912,806
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$2,912,806	$–	$–	$2,912,806

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$(2,803,130)	$–	$–	$(2,803,130)
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(2,803,130)	$–	$–	$(2,803,130)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$4,913,976,108
Long-term U.S. Treasury securities	1,135,322,707

$6,049,298,815

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,650,372,138
Long-term U.S. Treasury securities	445,285,190

$4,095,657,328

See Notes to Financial Statements. 281

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,634,417
Aggregate gross unrealized depreciation	(56,921,334)

Net unrealized appreciation	$713,083

Federal income tax cost of investments	$3,561,765,021

At June 30, 2009, the Portfolio had loaned securities with a total value of $9,519,101. This was secured by collateral of $8,431,544 which was received as cash and subsequently invested in short-term investments currently valued at $8,317,412, as reported in the portfolio of investments. The remaining collateral of $1,285,578 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
Federal Home Loan Mortgage Corp.	0.000% to 5.000%	7/1/20 to 1/1/35
Federal National Mortgage Association	4.000% to 7.000%	12/1/18 to 6/1/39
Government National Mortgage Association	4.500% to 7.000%	8/15/38 to 6/20/39
U.S. Treasury Bills	0.000%	7/2/09 to 4/1/10

The Portfolio has a net capital loss carryforward of $72,339,097 of which $6,549,439 expires in the year 2015, and $65,849,658 expires in the year 2016.

See Notes to Financial Statements. 282

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.6%)
Automobiles (0.6%)
Harley-Davidson, Inc.	109,620	$1,776,940

Diversified Consumer Services (1.0%)
H&R Block, Inc.	187,040	3,222,699

Household Durables (0.3%)
Garmin Ltd.	19,505	464,609
Hunter Douglas N.V.	13,143	537,198

		1,001,807

Internet & Catalog Retail (0.6%)
Amazon.com, Inc.*	17,440	1,459,031
Liberty Media Corp., Interactive, Class A*	65,790	329,608

		1,788,639

Media (4.8%)
Comcast Corp., Class A	336,705	4,747,541
Grupo Televisa S.A. (ADR)	169,100	2,874,700
Lagardere S.C.A.	14,800	492,607
Liberty Media Corp., Entertainment Series, Class A*	54,390	1,454,932
News Corp., Class A	350,579	3,193,775
Walt Disney Co.	92,500	2,158,025

		14,921,580

Specialty Retail (2.3%)
Bed Bath & Beyond, Inc.*	140,620	4,324,065
CarMax, Inc.*	173,460	2,549,862
Staples, Inc.	23,805	480,147

		7,354,074

Total Consumer Discretionary		30,065,739

Consumer Staples (11.3%)
Beverages (3.1%)
Coca-Cola Co.	31,900	1,530,881
Diageo plc (ADR)	88,125	5,045,156
Heineken Holding N.V.	97,567	3,104,065

		9,680,102

Food & Staples Retailing (5.3%)
Costco Wholesale Corp.	231,590	10,583,663
CVS Caremark Corp.	189,270	6,032,035

		16,615,698

Food Products (0.3%)
Hershey Co.	26,480	953,280

Household Products (1.7%)
Procter & Gamble Co.	106,230	5,428,353

Tobacco (0.9%)
Philip Morris International, Inc.	69,490	3,031,154

Total Consumer Staples		35,708,587

Energy (14.1%)
Energy Equipment & Services (0.8%)
Transocean Ltd.*	33,694	2,503,127

Oil, Gas & Consumable Fuels (13.3%)
Canadian Natural Resources Ltd.	130,245	6,836,560
China Coal Energy Co., Class H	1,630,600	1,958,973
ConocoPhillips	127,170	5,348,770
Devon Energy Corp.	159,260	8,679,670

	Number of Shares	Value (Note 1)
EOG Resources, Inc.	122,370	$8,311,371
Occidental Petroleum Corp.	153,690	10,114,339
OGX Petroleo e Gas Participacoes S.A.	1,500	769,321

		42,019,004

Total Energy		44,522,131

Financials (27.3%)
Capital Markets (5.4%)
Ameriprise Financial, Inc.	63,750	1,547,213
Bank of New York Mellon Corp.	312,870	9,170,220
Goldman Sachs Group, Inc.	12,660	1,866,590
Julius Baer Holding AG (Registered)	90,300	3,520,793
Morgan Stanley	14,800	421,948
State Street Corp.	9,780	461,616

		16,988,380

Commercial Banks (3.9%)
Wells Fargo & Co.	498,427	12,091,839

Consumer Finance (2.8%)
American Express Co.	375,205	8,719,764

Diversified Financial Services (4.1%)
Bank of America Corp.	29,164	384,965
JPMorgan Chase & Co.	294,000	10,028,340
Moody’s Corp.	99,378	2,618,610

		13,031,915

Insurance (10.2%)
American International Group, Inc.	179,100	207,756
Berkshire Hathaway, Inc., Class B*	4,479	12,969,975
Everest Reinsurance Group Ltd.	6,815	487,750
Loews Corp.	254,121	6,962,915
Markel Corp.*	937	263,953
Nipponkoa Insurance Co., Ltd.	84,900	492,437
Principal Financial Group, Inc.	28,575	538,353
Progressive Corp.*	447,439	6,760,803
Sun Life Financial, Inc.	16,435	442,430
Transatlantic Holdings, Inc.	71,893	3,115,124

		32,241,496

Real Estate Management & Development (0.9%)
Brookfield Asset Management, Inc., Class A	47,816	816,219
Hang Lung Group Ltd.	435,000	2,044,837

		2,861,056

Total Financials		85,934,450

Health Care (9.6%)
Health Care Equipment & Supplies (0.7%)
Becton, Dickinson & Co.	33,100	2,360,361

Health Care Providers & Services (3.8%)
Cardinal Health, Inc.	57,220	1,748,071
Express Scripts, Inc.*	69,580	4,783,625
Laboratory Corp. of America Holdings*	12,200	827,038
UnitedHealth Group, Inc.	178,200	4,451,436

		11,810,170

Pharmaceuticals (5.1%)
Johnson & Johnson	85,540	4,858,672
Merck & Co., Inc.	104,600	2,924,616
Pfizer, Inc.	166,600	2,499,000

See Notes to Financial Statements. 283

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Schering-Plough Corp.	224,100	$5,629,392

		15,911,680

Total Health Care		30,082,211

Industrials (5.6%)
Air Freight & Logistics (0.5%)
United Parcel Service, Inc., Class B	30,780	1,538,692

Commercial Services & Supplies (1.9%)
Iron Mountain, Inc.*	212,536	6,110,410

Electrical Equipment (0.5%)
ABB Ltd. (ADR)	104,940	1,655,953

Industrial Conglomerates (0.6%)
Tyco International Ltd.	72,767	1,890,487

Machinery (0.2%)
PACCAR, Inc.	14,325	465,706

Marine (0.8%)
China Shipping Development Co., Ltd., Class H	761,000	972,840
Kuehne & Nagel International AG (Registered)	19,551	1,534,760

		2,507,600

Transportation Infrastructure (1.1%)
China Merchants Holdings International Co., Ltd.	942,608	2,710,073
COSCO Pacific Ltd.	547,900	614,888

		3,324,961

Total Industrials		17,493,809

Information Technology (10.8%)
Communications Equipment (0.6%)
Cisco Systems, Inc.*	94,970	1,770,241

Computers & Peripherals (1.6%)
Hewlett-Packard Co.	130,040	5,026,046

Electronic Equipment, Instruments & Components (1.4%)
Agilent Technologies, Inc.*	148,862	3,023,387
Tyco Electronics Ltd.	72,652	1,350,601

		4,373,988

Internet Software & Services (2.0%)
eBay, Inc.*	28,000	479,640
Google, Inc., Class A*	13,895	5,857,993

		6,337,633

IT Services (0.2%)
Visa, Inc., Class A	12,620	785,721

Semiconductors & Semiconductor Equipment (2.1%)
Texas Instruments, Inc.	312,500	6,656,250

Software (2.9%)
Activision Blizzard, Inc.*	181,900	2,297,397
Microsoft Corp.	290,161	6,897,127

		9,194,524

Total Information Technology		34,144,403

Materials (4.8%)
Chemicals (0.8%)
Monsanto Co.	21,480	1,596,823

	Number of Shares	Value (Note 1)
Potash Corp. of Saskatchewan, Inc.	8,053	$749,332

		2,346,155

Construction Materials (1.0%)
Martin Marietta Materials, Inc.	14,520	1,145,338
Vulcan Materials Co.	46,945	2,023,329

		3,168,667

Containers & Packaging (1.7%)
Sealed Air Corp.	288,422	5,321,386

Metals & Mining (0.6%)
BHP Billiton plc	51,550	1,164,413
Rio Tinto plc	21,730	756,489

		1,920,902

Paper & Forest Products (0.7%)
Sino-Forest Corp.*	215,400	2,296,316

Total Materials		15,053,426

Utilities (0.3%)
Independent Power Producers & Energy Traders (0.3%)
AES Corp.*	91,300	1,059,993

Total Utilities		1,059,993

Total Common Stocks (93.4%) (Cost $329,232,232)		294,064,749

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.4%)
Materials (0.4%)
Paper & Forest Products (0.4%)
Sino-Forest Corp.
5.000%, 8/1/13(b)§	$1,664,000	1,372,800

Total Materials		1,372,800

Total Convertible Bonds		1,372,800

Corporate Bond (2.0%)
Consumer Discretionary (2.0%)
Automobiles (2.0%)
Harley-Davidson, Inc.
15.000%, 2/1/14	$6,000,000	6,320,382

Total Consumer Discretionary		6,320,382

Total Long-Term Debt Securities (2.4%) (Cost $7,664,000)		7,693,182

	Number of Rights	Value (Note 1)
RIGHTS:
Materials (0.1%)
Metals & Mining (0.1%)
Rio Tinto plc, expiring 7/1/09* (Cost $209,122)	11,408	131,004

See Notes to Financial Statements. 284

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (5.5%)
Societe Generale North America, Inc.
0.10%, 7/1/09 (p)	$11,329,000	$11,328,969
Toyota Motor Credit Corp.
0.20%, 7/7/09 (p)	6,000,000	5,999,767

Total Commercial Paper		17,328,736

Time Deposit (0.0%)
JPMorgan Chase Nassau
0.000%, 7/1/09	7,721	7,721

Total Short-Term Investments (5.5%) (Cost/Amortized Cost $17,336,521)		17,336,457

Total Investments (101.4%) (Cost/Amortized Cost $354,441,875)		319,225,392
Other Assets Less Liabilities (-1.4%)		(4,260,261)

Net Assets (100%)		$314,965,131

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2009, the market value of these securities amounted to $1,372,800 or 0.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$29,035,934	$1,029,805	$–	$30,065,739
Consumer Staples	32,604,522	3,104,065	–	35,708,587
Energy	42,563,158	1,958,973	–	44,522,131
Financials	79,876,383	6,058,067	–	85,934,450
Health Care	30,082,211	–	–	30,082,211
Industrials	11,661,248	5,832,561	–	17,493,809
Information Technology	34,144,403	–	–	34,144,403
Materials	13,132,524	1,920,902	–	15,053,426
Utilities	1,059,993	–	–	1,059,993
Convertible Bonds
Materials	–	1,372,800	–	1,372,800
Corporate Bonds
Consumer Discretionary	–	6,320,382	–	6,320,382
Rights
Materials	–	131,004	–	131,004
Short-Term Investments	–	17,336,457	–	17,336,457
Total Asset	$274,160,376	$45,065,016	$–	$319,225,392
Total Liability	$–	$–	$–	$–
Total	$274,160,376	$45,065,016	$–	$319,225,392

See Notes to Financial Statements. 285

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	–	*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$–

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	562	–	562
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$–	$562	$–	$562

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$–	$–	$–	$–

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$76,195,648
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$534,126,451

See Notes to Financial Statements. 286

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,420,194
Aggregate gross unrealized depreciation	(59,099,244)

Net unrealized depreciation	$(42,679,050)

Federal income tax cost of investments	$361,904,442

For the six months ended June 30, 2009, the Portfolio incurred approximately $7,510 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $41,603,879, which expires in the year 2016.

See Notes to Financial Statements. 287

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.9%)
Auto Components (0.2%)
Other Auto Components	240,750	$4,501,597

		4,501,597

Automobiles (0.3%)
Other Automobiles	979,033	6,624,645

		6,624,645

Distributors (0.1%)
Other Distributors	45,900	1,540,404

		1,540,404

Diversified Consumer Services (0.2%)
Other Diversified Consumer Services	146,480	4,769,719

		4,769,719

Hotels, Restaurants & Leisure (1.5%)
McDonald’s Corp.	321,000	18,454,290
Other Hotels, Restaurants & Leisure	802,916	17,607,744

		36,062,034

Household Durables (0.4%)
Other Household Durables	502,342	8,266,222

		8,266,222

Internet & Catalog Retail (0.4%)
Other Internet & Catalog Retail	153,069	8,664,030

		8,664,030

Leisure Equipment & Products (0.1%)
Other Leisure Equipment & Products	216,158	2,751,236

		2,751,236

Media (2.6%)
Comcast Corp., Class A	830,150	12,028,874
Walt Disney Co.^	535,000	12,481,550
Other Media	2,086,594	35,293,253

		59,803,677

Multiline Retail (0.8%)
Other Multiline Retail	613,084	19,157,902

		19,157,902

Specialty Retail (1.9%)
Home Depot, Inc.	488,608	11,545,807
Other Specialty Retail	1,464,832	33,471,754

		45,017,561

Textiles, Apparel & Luxury Goods (0.4%)
Other Textiles, Apparel & Luxury Goods	245,850	10,544,896

		10,544,896

Total Consumer Discretionary		207,703,923

Consumer Staples (12.0%)
Beverages (2.6%)
Coca-Cola Co.	573,700	27,531,863
PepsiCo, Inc.	448,510	24,650,110
Other Beverages	330,975	8,143,811

		60,325,784

Food & Staples Retailing (3.0%)
CVS Caremark Corp.	419,445	13,367,712
Wal-Mart Stores, Inc.	644,400	31,214,736
Other Food & Staples Retailing	991,979	26,102,172

		70,684,620

Food Products (1.8%)
Kraft Foods, Inc., Class A	423,431	10,729,742
Other Food Products	1,108,802	30,393,910

		41,123,652

Household Products (2.7%)
Colgate-Palmolive Co.	144,500	10,221,930

	Number of Shares	Value (Note 1)
Procter & Gamble Co.	844,705	$43,164,425
Other Household Products	159,344	8,490,576

		61,876,931

Personal Products (0.2%)
Other Personal Products	156,250	4,258,251

		4,258,251

Tobacco (1.7%)
Philip Morris International, Inc.	577,500	25,190,550
Other Tobacco	692,574	14,924,483

		40,115,033

Total Consumer Staples		278,384,271

Energy (12.4%)
Energy Equipment & Services (1.8%)
Schlumberger Ltd.	344,700	18,651,717
Other Energy Equipment & Services	888,818	23,416,907

		42,068,624

Oil, Gas & Consumable Fuels (10.6%)
Chevron Corp.	577,734	38,274,877
ConocoPhillips	426,584	17,942,123
Exxon Mobil Corp.#	1,408,497	98,468,025
Occidental Petroleum Corp.	233,600	15,373,216
Other Oil, Gas & Consumable Fuels	2,377,020	75,981,414

		246,039,655

Total Energy		288,108,279

Financials (13.4%)
Capital Markets (3.0%)
Goldman Sachs Group, Inc.	144,792	21,348,132
Morgan Stanley	374,813	10,685,919
Other Capital Markets	1,394,510	37,145,704

		69,179,755

Commercial Banks (2.6%)
U.S. Bancorp	545,795	9,780,646
Wells Fargo & Co.	1,319,553	32,012,356
Other Commercial Banks	1,470,479	18,544,592

		60,337,594

Consumer Finance (0.6%)
Other Consumer Finance	739,813	13,472,288

		13,472,288

Diversified Financial Services (3.8%)
Bank of America Corp.	2,334,374	30,813,737
JPMorgan Chase & Co.	1,126,041	38,409,258
Other Diversified Financial Services	1,951,490	18,693,734

		87,916,729

Insurance (2.3%)
Other Insurance	2,957,870	54,114,245

		54,114,245

Real Estate Investment Trusts (REITs) (1.0%)
Other Real Estate Investment Trusts (REITs)	925,882	22,557,302

		22,557,302

Real Estate Management & Development (0.0%)
Other Real Estate Management & Development	64,750	606,060

		606,060

Thrifts & Mortgage Finance (0.1%)
Other Thrifts & Mortgage Finance	250,807	3,508,738

		3,508,738

Total Financials		311,692,711

See Notes to Financial Statements. 288

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (14.0%)
Biotechnology (1.9%)
Amgen, Inc.*	297,954	$15,773,685
Gilead Sciences, Inc.*	262,500	12,295,500
Other Biotechnology	317,632	15,765,300

		43,834,485

Health Care Equipment & Supplies (2.1%)
Medtronic, Inc.	322,300	11,245,047
Other Health Care Equipment & Supplies	1,076,069	36,576,591

		47,821,638

Health Care Providers & Services (2.2%)
Other Health Care Providers & Services	1,535,644	50,621,318

		50,621,318

Health Care Technology (0.0%)
Other Health Care Technology	52,320	664,464

		664,464

Life Sciences Tools & Services (0.4%)
Other Life Sciences Tools & Services	247,956	10,145,377

		10,145,377

Pharmaceuticals (7.4%)
Abbott Laboratories, Inc.	445,350	20,949,264
Bristol-Myers Squibb Co.^	570,500	11,586,855
Eli Lilly & Co.^	291,360	10,092,710
Johnson & Johnson	797,160	45,278,688
Merck & Co., Inc.	607,450	16,984,302
Pfizer, Inc.	1,943,972	29,159,580
Schering-Plough Corp.	468,750	11,775,000
Wyeth	383,700	17,416,143
Other Pharmaceuticals	364,410	9,242,365

		172,484,907

Total Health Care		325,572,189

Industrials (9.8%)
Aerospace & Defense (2.8%)
United Technologies Corp.	271,600	14,112,336
Other Aerospace & Defense	1,045,964	50,196,782

		64,309,118

Air Freight & Logistics (1.0%)
United Parcel Service, Inc., Class B	286,850	14,339,632
Other Air Freight & Logistics	199,910	9,586,406

		23,926,038

Airlines (0.1%)
Other Airlines	213,218	1,434,957

		1,434,957

Building Products (0.0%)
Other Building Products	103,550	992,009

		992,009

Commercial Services & Supplies (0.6%)
Other Commercial Services & Supplies	499,469	12,693,135

		12,693,135

Construction & Engineering (0.2%)
Other Construction & Engineering	144,114	5,479,470

		5,479,470

Electrical Equipment (0.4%)
Other Electrical Equipment	306,600	9,857,399

		9,857,399

Industrial Conglomerates (2.1%)
3M Co.	200,000	12,020,000

	Number of Shares	Value (Note 1)
General Electric Co.	3,043,483	$35,669,621
Other Industrial Conglomerates	75,900	733,194

		48,422,815

Machinery (1.4%)
Other Machinery	877,303	32,826,511

		32,826,511

Professional Services (0.2%)
Other Professional Services	132,306	3,670,252

		3,670,252

Road & Rail (0.9%)
Other Road & Rail	462,003	21,862,974

		21,862,974

Trading Companies & Distributors (0.1%)
Other Trading Companies & Distributors	55,683	2,743,269

		2,743,269

Total Industrials		228,217,947

Information Technology (18.4%)
Communications Equipment (2.7%)
Cisco Systems, Inc.*	1,682,150	31,355,276
QUALCOMM, Inc.	475,400	21,488,080
Other Communications Equipment	1,047,100	10,270,730

		63,114,086

Computers & Peripherals (5.4%)
Apple, Inc.*	256,700	36,561,781
Hewlett-Packard Co.	690,749	26,697,449
International Business Machines Corp.	386,701	40,379,318
Other Computers & Peripherals	1,624,927	22,926,441

		126,564,989

Electronic Equipment, Instruments & Components (0.6%)
Other Electronic Equipment, Instruments & Components	743,718	12,874,065

		12,874,065

Internet Software & Services (1.8%)
Google, Inc., Class A*	69,128	29,143,674
Other Internet Software & Services	816,808	13,576,844

		42,720,518

IT Services (1.0%)
Other IT Services	811,322	24,008,183

		24,008,183

Office Electronics (0.1%)
Other Office Electronics	249,150	1,614,492

		1,614,492

Semiconductors & Semiconductor Equipment (2.5%)
Intel Corp.	1,602,950	26,528,822
Other Semiconductors & Semiconductor Equipment	2,224,538	31,140,257

		57,669,079

Software (4.3%)
Microsoft Corp.	2,203,473	52,376,553
Oracle Corp.	1,105,197	23,673,320
Other Software	1,102,172	23,225,885

		99,275,758

Total Information Technology		427,841,170

Materials (3.2%)
Chemicals (1.8%)
Monsanto Co.	157,948	11,741,854
Other Chemicals	901,446	30,043,747

		41,785,601

See Notes to Financial Statements. 289

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.1%)
Other Construction Materials	35,100	$1,512,810

		1,512,810

Containers & Packaging (0.2%)
Other Containers & Packaging	187,216	4,953,000

		4,953,000

Metals & Mining (0.9%)
Other Metals & Mining	748,773	21,819,126

		21,819,126

Paper & Forest Products (0.2%)
Other Paper & Forest Products	233,244	4,522,910

		4,522,910

Total Materials		74,593,447

Telecommunication Services (3.5%)
Diversified Telecommunication Services (3.1%)
AT&T, Inc.	1,698,400	42,188,256
Verizon Communications, Inc.^	818,596	25,155,455
Other Diversified Telecommunication Services	710,238	6,075,743

		73,419,454

Wireless Telecommunication Services (0.4%)
Other Wireless Telecommunication Services	1,013,183	8,553,075

		8,553,075

Total Telecommunication Services		81,972,529

Utilities (4.0%)
Electric Utilities (2.3%)
Other Electric Utilities	1,649,910	53,920,626

		53,920,626

Gas Utilities (0.1%)
Other Gas Utilities	100,817	3,323,237

		3,323,237

Independent Power Producers & Energy Traders (0.2%)
Other Independent Power Producers & Energy Traders	395,215	4,085,812

		4,085,812

Multi-Utilities (1.4%)
Other Multi-Utilities	1,203,809	33,017,320

		33,017,320

Total Utilities		94,346,995

Total Common Stocks (99.6%) (Cost $2,830,414,029)		2,318,433,461

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (0.8%)
Other Short-Term Investments of Cash Collateral for Securities Loaned	$19,444,549	19,064,108

Total Short-Term Investments of Cash Collateral for Securities Loaned		19,064,108

Time Deposit (0.3%)
Other Time Deposits	5,703,435	5,703,435

Total Short-Term Investments (1.1%) (Cost/Amortized Cost $25,147,984)		24,767,543

	Principal Amount	Value (Note 1)
Total Investments (100.7%) (Cost/Amortized Cost $2,855,562,013)		$2,343,201,004
Other Assets Less Liabilities (-0.7%)		(16,901,249)

Net Assets (100%)		$2,326,299,755

This section shows the Portfolio’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the Portfolio’s total net assets as of the report date. The remaining securities held by the Portfolio are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling AXA Equitable at 1-888-AXA-INFO or 1-888-292-4636. This complete schedule, filed on the Portfolio’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

#	All, or a portion of security held by broker as collateral for financial futures contracts.
*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).

See Notes to Financial Statements. 290

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	77	September-09	$3,532,521	$3,524,675	$(7,846)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$207,703,923	$–	$–	$207,703,923
Consumer Staples	278,384,271	–	–	278,384,271
Energy	288,108,279	–	–	288,108,279
Financials	311,692,711	–	–	311,692,711
Health Care	325,572,189	–	–	325,572,189
Industrials	228,217,947	–	–	228,217,947
Information Technology	427,841,170	–	–	427,841,170
Materials	74,593,447	–	–	74,593,447
Telecommunication Services	81,972,529	–	–	81,972,529
Utilities	94,346,995	–	–	94,346,995
Short-Term Investments	–	24,767,543	–	24,767,543
Total Asset	$2,318,433,461	$24,767,543	$–	$2,343,201,004
Liability:
Futures	$(7,846)	$–	$–	$(7,846)
Total Liability	$(7,846)	$–	$–	$(7,846)
Total	$2,318,425,615	$24,767,543	$–	$2,343,193,158

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

See Notes to Financial Statements. 291

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(7,846	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(7,846)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	89,060	–	–	89,060
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$89,060	$–	$–	$89,060

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(323,088)	–	–	(323,088)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(323,088)	$–	$–	$(323,088)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$120,446,301
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$51,750,798
As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$317,666,205
Aggregate gross unrealized depreciation	(860,300,275)

Net unrealized depreciation	$(542,634,070)

Federal income tax cost of investments	$2,885,835,074

At June 30, 2009, the Portfolio had loaned securities with a total value of $18,396,692. This was secured by collateral of $19,444,549, which was received as cash and subsequently invested in short-term investments currently valued at $19,064,108, as reported in the portfolio of investments.

See Notes to Financial Statements. 292

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.3%)
Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	43,467	$1,120,144

Internet & Catalog Retail (10.7%)
Amazon.com, Inc.*	168,242	14,075,126
Blue Nile, Inc.*	249,193	10,712,807

		24,787,933

Media (1.9%)
Omnicom Group, Inc.	141,117	4,456,475

Multiline Retail (0.8%)
Target Corp.	48,392	1,910,032

Specialty Retail (0.8%)
Home Depot, Inc.	78,100	1,845,503

Textiles, Apparel & Luxury Goods (2.6%)
Timberland Co., Class A*	454,300	6,028,561

Total Consumer Discretionary		40,148,648

Consumer Staples (5.0%)
Beverages (0.9%)
Coca-Cola Co.	44,481	2,134,643

Food Products (1.3%)
McCormick & Co., Inc. (Non-Voting)	90,738	2,951,707

Household Products (2.8%)
Clorox Co.	82,546	4,608,543
Procter & Gamble Co.	38,627	1,973,840

		6,582,383

Total Consumer Staples		11,668,733

Energy (6.7%)
Energy Equipment & Services (3.2%)
Schlumberger Ltd.	89,200	4,826,612
Weatherford International Ltd.*	133,100	2,603,436

		7,430,048

Oil, Gas & Consumable Fuels (3.5%)
Chevron Corp.	71,907	4,763,839
ConocoPhillips	80,896	3,402,486

		8,166,325

Total Energy		15,596,373

Financials (10.7%)
Capital Markets (6.2%)
Legg Mason, Inc.	278,953	6,800,874
SEI Investments Co.	424,700	7,661,588

		14,462,462

Consumer Finance (1.6%)
American Express Co.	161,100	3,743,964

Diversified Financial Services (1.9%)
MSCI, Inc., Class A*	175,800	4,296,552

Insurance (1.0%)
Marsh & McLennan Cos., Inc.	115,092	2,316,802

Total Financials		24,819,780

	Number of Shares	Value (Note 1)
Health Care (17.7%)
Biotechnology (6.5%)
Amgen, Inc.*	117,850	$6,238,979
Biogen Idec, Inc.*	194,436	8,778,785

		15,017,764

Health Care Equipment & Supplies (2.9%)
Medtronic, Inc.	112,569	3,927,532
Zimmer Holdings, Inc.*	69,018	2,940,167

		6,867,699

Health Care Providers & Services (1.8%)
WellPoint, Inc.*	81,538	4,149,469

Pharmaceuticals (6.5%)
Bristol-Myers Squibb Co.	172,089	3,495,128
Merck & Co., Inc.	147,243	4,116,914
Novartis AG (ADR)	183,876	7,500,302

		15,112,344

Total Health Care		41,147,276

Industrials (6.1%)
Air Freight & Logistics (6.1%)
Expeditors International of Washington, Inc.	298,900	9,965,326
United Parcel Service, Inc., Class B	80,500	4,024,195

		13,989,521

Industrial Conglomerates (0.0%)
Tyco International Ltd.	1,332	34,605

Total Industrials		14,024,126

Information Technology (33.8%)
Communications Equipment (5.9%)
Cisco Systems, Inc.*	251,025	4,679,106
QUALCOMM, Inc.	200,691	9,071,233

		13,750,339

Internet Software & Services (6.7%)
Bankrate, Inc.*	197,799	4,992,447
Google, Inc., Class A*	25,163	10,608,469

		15,600,916

IT Services (5.9%)
Automatic Data Processing, Inc.	89,672	3,177,976
Visa, Inc., Class A	169,000	10,521,940

		13,699,916

Semiconductors & Semiconductor Equipment (5.2%)
Altera Corp.	532,803	8,674,033
Linear Technology Corp.	142,800	3,334,380

		12,008,413

Software (10.1%)
FactSet Research Systems, Inc.	150,600	7,510,422
Microsoft Corp.	238,268	5,663,630
Oracle Corp.	479,076	10,261,808

		23,435,860

Total Information Technology		78,495,444

Total Common Stocks (97.3%) (Cost $245,319,208)		225,900,380

See Notes to Financial Statements. 293

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (5.4%)
JPMorgan Chase Nassau 0.000%, 7/1/09 (Amortized Cost $12,489,396)	$12,489,396	$12,489,396

Total Investments (102.7%) (Cost/Amortized Cost $257,808,604)		238,389,776
Other Assets Less Liabilities (-2.7%)		(6,302,741)

Net Assets (100%)		$232,087,035

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$40,148,648	$–	$–	$40,148,648
Consumer Staples	11,668,733	–	–	11,668,733
Energy	15,596,373	–	–	15,596,373
Financials	24,819,780	–	–	24,819,780
Health Care	41,147,276	–	–	41,147,276
Industrials	14,024,126	–	–	14,024,126
Information Technology	78,495,444	–	–	78,495,444
Short-Term Investments	–	12,489,396	–	12,489,396
Total Asset	$225,900,380	$12,489,396	$–	$238,389,776
Total Liability	$–	$–	$–	$–
Total	$225,900,380	$12,489,396	$–	$238,389,776

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$50,949,125
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$10,204,824

See Notes to Financial Statements. 294

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,533,464
Aggregate gross unrealized depreciation	(35,849,552)

Net unrealized depreciation	$(20,316,088)

Federal income tax cost of investments	$258,705,864

See Notes to Financial Statements. 295

EQ ADVISORS TRUST

EQ/FOCUS PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.8%)
Auto Components (0.3%)
Other Auto Components	228,300	$4,204,189

		4,204,189

Automobiles (0.0%)
Other Automobiles	2,700	49,599

		49,599

Distributors (0.0%)
Other Distributors	36,400	598,780

		598,780

Diversified Consumer Services (0.5%)
Other Diversified Consumer Services	186,300	7,417,994

		7,417,994

Hotels, Restaurants & Leisure (4.3%)
McDonald’s Corp.^	997,159	57,326,671
Other Hotels, Restaurants & Leisure	804,077	16,059,908

		73,386,579

Household Durables (0.1%)
Other Household Durables	93,500	1,779,187

		1,779,187

Internet & Catalog Retail (0.6%)
Other Internet & Catalog Retail	150,600	9,459,818

		9,459,818

Leisure Equipment & Products (0.1%)
Other Leisure Equipment & Products	91,700	1,630,671

		1,630,671

Media (0.7%)
Other Media	476,300	11,889,791

		11,889,791

Multiline Retail (0.8%)
Target Corp.	195,500	7,716,385
Other Multiline Retail	181,041	6,106,544

		13,822,929

Specialty Retail (2.9%)
Lowe’s Cos., Inc.	1,074,337	20,852,881
Other Specialty Retail	1,147,273	28,527,055

		49,379,936

Textiles, Apparel & Luxury Goods (0.5%)
Other Textiles, Apparel & Luxury Goods	226,600	8,681,889

		8,681,889

Total Consumer Discretionary		182,301,362

Consumer Staples (13.4%)
Beverages (2.9%)
Coca-Cola Co.	473,000	22,699,270
PepsiCo, Inc.	404,700	22,242,312
Other Beverages	136,500	3,578,283

		48,519,865

Food & Staples Retailing (4.8%)
CVS Caremark Corp.^	634,882	20,233,689
Wal-Mart Stores, Inc.	849,225	41,136,459
Other Food & Staples Retailing	695,000	19,906,027

		81,276,175

Food Products (0.9%)
Other Food Products	473,200	15,136,354

		15,136,354

Household Products (2.5%)
Colgate-Palmolive Co.	129,900	9,189,126

	Number of Shares	Value (Note 1)
Procter & Gamble Co.	496,300	$25,360,930
Other Household Products	158,979	8,475,572

		43,025,628

Personal Products (0.3%)
Other Personal Products	188,700	5,198,347

		5,198,347

Tobacco (2.0%)
Altria Group, Inc.	537,500	8,809,625
Philip Morris International, Inc.	509,900	22,241,838
Other Tobacco	38,600	2,615,922

		33,667,385

Total Consumer Staples		226,823,754

Energy (5.5%)
Energy Equipment & Services (2.4%)
Schlumberger Ltd.	141,200	7,640,332
Transocean Ltd.*	325,470	24,179,166
Other Energy Equipment & Services	249,200	8,142,901

		39,962,399

Oil, Gas & Consumable Fuels (3.1%)
Exxon Mobil Corp.	327,300	22,881,543
Petroleo Brasileiro S.A. (ADR)	411,050	16,844,829
Other Oil, Gas & Consumable Fuels	565,700	13,426,865

		53,153,237

Total Energy		93,115,636

Financials (9.1%)
Capital Markets (3.1%)
Goldman Sachs Group, Inc.	149,655	22,065,133
Other Capital Markets	1,074,477	29,828,000

		51,893,133

Commercial Banks (2.0%)
U.S. Bancorp	777,224	13,927,854
Wells Fargo & Co.^	807,584	19,591,988
Other Commercial Banks	16,900	287,024

		33,806,866

Consumer Finance (0.3%)
Other Consumer Finance	221,599	4,695,134

		4,695,134

Diversified Financial Services (2.5%)
Bank of America Corp.	1,357,896	17,924,227
JPMorgan Chase & Co.	577,833	19,709,884
Other Diversified Financial Services	155,090	5,589,189

		43,223,300

Insurance (0.6%)
Other Insurance	692,000	11,050,399

		11,050,399

Real Estate Investment Trusts (REITs) (0.4%)
Other Real Estate Investment Trusts (REITs)	171,334	6,904,392

		6,904,392

Real Estate Management & Development (0.1%)
Other Real Estate Management & Development	80,900	1,168,344

		1,168,344

Thrifts & Mortgage Finance (0.1%)
Other Thrifts & Mortgage Finance	75,200	1,122,941

		1,122,941

Total Financials		153,864,509

Health Care (13.5%)
Biotechnology (3.3%)
Amgen, Inc.*	263,200	13,933,808

See Notes to Financial Statements. 296

EQ ADVISORS TRUST

EQ/FOCUS PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Gilead Sciences, Inc.*^	449,523	$21,055,657
Other Biotechnology	488,000	20,065,520

		55,054,985

Health Care Equipment & Supplies (2.6%)
Baxter International, Inc.	157,400	8,335,904
Medtronic, Inc.	290,900	10,149,501
Other Health Care Equipment & Supplies	638,168	25,365,286

		43,850,691

Health Care Providers & Services (1.5%)
Other Health Care Providers & Services	724,000	24,451,092

		24,451,092

Health Care Technology (0.1%)
Other Health Care Technology	70,100	1,815,088

		1,815,088

Life Sciences Tools & Services (0.5%)
Other Life Sciences Tools & Services	205,500	9,192,013

		9,192,013

Pharmaceuticals (5.5%)
Abbott Laboratories, Inc.	633,487	29,799,228
Johnson & Johnson	554,400	31,489,920
Schering-Plough Corp.	358,500	9,005,520
Other Pharmaceuticals	824,860	23,172,942

		93,467,610

Total Health Care		227,831,479

Industrials (10.8%)
Aerospace & Defense (3.8%)
General Dynamics Corp.^	274,935	15,228,649
Lockheed Martin Corp.	260,829	21,035,859
United Technologies Corp.	199,600	10,371,216
Other Aerospace & Defense	452,000	18,257,177

		64,892,901

Air Freight & Logistics (0.8%)
United Parcel Service, Inc., Class B	179,800	8,988,202
Other Air Freight & Logistics	121,900	4,393,748

		13,381,950

Airlines (0.1%)
Other Airlines	374,700	2,466,631

		2,466,631

Building Products (0.1%)
Other Building Products	67,900	965,522

		965,522

Commercial Services & Supplies (0.5%)
Other Commercial Services & Supplies	282,400	8,179,124

		8,179,124

Construction & Engineering (0.3%)
Other Construction & Engineering	125,800	5,235,665

		5,235,665

Electrical Equipment (0.7%)
Other Electrical Equipment	302,897	11,697,250

		11,697,250

Industrial Conglomerates (0.7%)
3M Co.	180,500	10,848,050
Other Industrial Conglomerates	63,700	1,309,786

		12,157,836

Machinery (1.0%)
Other Machinery	468,710	17,254,364

		17,254,364

	Number of Shares	Value (Note 1)
Marine (0.0%)
Other Marine	2,900	$92,191

		92,191

Professional Services (0.3%)
Other Professional Services	128,700	4,303,224

		4,303,224

Road & Rail (2.3%)
Norfolk Southern Corp.	337,479	12,712,834
Union Pacific Corp.	480,792	25,030,031
Other Road & Rail	51,600	1,514,590

		39,257,455

Trading Companies & Distributors (0.2%)
Other Trading Companies & Distributors	73,800	3,155,859

		3,155,859

Total Industrials		183,039,972

Information Technology (29.1%)
Communications Equipment (4.5%)
Cisco Systems, Inc.*	1,499,343	27,947,754
QUALCOMM, Inc.	908,210	41,051,092
Other Communications Equipment	357,127	7,106,334

		76,105,180

Computers & Peripherals (8.2%)
Apple, Inc.*	371,377	52,895,226
Hewlett-Packard Co.	481,100	18,594,515
International Business Machines Corp.	510,610	53,317,896
Other Computers & Peripherals	910,100	13,748,547

		138,556,184

Electronic Equipment, Instruments & Components (0.7%)
Other Electronic Equipment, Instruments & Components	648,300	12,433,523

		12,433,523

Internet Software & Services (3.5%)
Google, Inc., Class A*^	117,873	49,694,078
Other Internet Software & Services	483,600	8,892,803

		58,586,881

IT Services (4.0%)
Mastercard, Inc., Class A	102,228	17,103,767
Visa, Inc., Class A^	405,982	25,276,439
Other IT Services	948,900	25,688,982

		68,069,188

Office Electronics (0.0%)
Other Office Electronics	14,900	352,534

		352,534

Semiconductors & Semiconductor Equipment (2.6%)
Intel Corp.	895,700	14,823,835
Other Semiconductors & Semiconductor Equipment	1,694,100	28,177,562

		43,001,397

Software (5.6%)
Microsoft Corp.	2,004,200	47,639,834
Oracle Corp.	993,600	21,282,912
Other Software	1,226,900	26,358,715

		95,281,461

Total Information Technology		492,386,348

Materials (5.4%)
Chemicals (3.9%)
Dow Chemical Co.	504,081	8,135,867
Monsanto Co.	314,620	23,388,851

See Notes to Financial Statements. 297

EQ ADVISORS TRUST

EQ/FOCUS PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Potash Corp. of Saskatchewan, Inc.	136,937	$12,741,988
Other Chemicals	510,226	20,633,302

		64,900,008

Construction Materials (0.0%)
Other Construction Materials	14,600	604,520

		604,520

Containers & Packaging (0.2%)
Other Containers & Packaging	127,500	3,432,435

		3,432,435

Metals & Mining (1.3%)
BHP Billiton plc (ADR)	215,400	9,792,084
Other Metals & Mining	369,500	11,429,543

		21,221,627

Total Materials		90,158,590

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.1%)
Other Diversified Telecommunication Services	131,600	1,131,218

		1,131,218

Wireless Telecommunication Services (0.3%)
Other Wireless Telecommunication Services	239,800	5,909,604

		5,909,604

Total Telecommunication Services		7,040,822

Utilities (0.7%)
Electric Utilities (0.4%)
Other Electric Utilities	194,700	6,389,200

		6,389,200

Gas Utilities (0.1%)
Other Gas Utilities	34,000	1,186,940

		1,186,940

Independent Power Producers & Energy Traders (0.2%)
Other Independent Power Producers & Energy Traders	231,900	3,415,863

		3,415,863

Multi-Utilities (0.0%)
Other Multi-Utilities	80,700	977,360

		977,360

Water Utilities (0.0%)
Other Water Utilities	2,200	42,042

		42,042

Total Utilities		12,011,405

Total Common Stocks (98.7%) (Cost $1,584,892,303)		1,668,573,877

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
Other Government Securities	$1,260,000	1,259,591

Short-Term Investments of Cash Collateral for Securities Loaned (0.8%)
Other Short-Term Investments of Cash Collateral for Securities Loaned	14,998,557	14,603,681

Total Short-Term Investments of Cash Collateral for Securities Loaned		14,603,681

	Principal Amount	Value (Note 1)
Time Deposit (1.4%)
JPMorgan Chase Nassau 0.000%, 7/1/09	$23,490,894	$23,490,894

Total Short-Term Investments (2.3%) (Cost/Amortized Cost $39,749,078)		39,354,166

Total Investments (101.0%) (Cost/Amortized Cost $1,624,641,381)		1,707,928,043
Other Assets Less Liabilities (-1.0%)		(16,288,022)

Net Assets (100%)		$1,691,640,021

This section shows the Portfolio’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the Portfolio’s total net assets as of the report date. The remaining securities held by the Portfolio are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling AXA Equitable at 1-888-AXA-INFO or 1-888-292-4636. This complete schedule, filed on the Portfolio’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).

Glossary:
ADR	—	American Depositary Receipt

See Notes to Financial Statements. 298

EQ ADVISORS TRUST

EQ/FOCUS PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	127	September-09	$3,797,078	$3,749,675	$(47,403)
S&P 500 Index	37	September-09	8,664,270	8,468,375	(195,895)

					$(243,298)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$182,301,362	$–	$–	$182,301,362
Consumer Staples	226,823,754	–	–	226,823,754
Energy	93,115,636	–	–	93,115,636
Financials	153,864,509	–	–	153,864,509
Health Care	227,831,479	–	–	227,831,479
Industrials	183,039,972	–	–	183,039,972
Information Technology	492,386,348	–	–	492,386,348
Materials	90,158,590	–	–	90,158,590
Telecommunication Services	7,040,822	–	–	7,040,822
Utilities	12,011,405	–	–	12,011,405
Short-Term Investments	–	39,354,166	–	39,354,166
Total Asset	$1,668,573,877	$39,354,166	$–	$1,707,928,043
Liability:
Futures	$(243,298)	$–	$–	$(243,298)
Total Liability	$(243,298)	$–	$–	$(243,298)
Total	$1,668,330,579	$39,354,166	$–	$1,707,684,745

See Notes to Financial Statements. 299

EQ ADVISORS TRUST

EQ/FOCUS PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(243,298	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(243,298)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$–	$–	$–	$–

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(243,298)	–	–	(243,298)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(243,298)	$–	$–	$(243,298)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,894,904,803
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,920,163,429

See Notes to Financial Statements. 300

EQ ADVISORS TRUST

EQ/FOCUS PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$135,094,963
Aggregate gross unrealized depreciation	(51,808,301)

Net unrealized appreciation	$83,286,662

Federal income tax cost of investments	$1,624,641,381

At June 30, 2009, the Portfolio had loaned securities with a total value of $13,125,937. This was secured by collateral of $14,998,557, which was received as cash and subsequently invested in short-term investments currently valued at $14,603,681, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $371,921,881 of which $2,212,323 expires in the year 2009 and $369,709,558 expires in the year 2016.

Included in the capital carryforward amounts are $2,212,323 of losses acquired from EQ/Enterprise Capital Appreciation as a result of a tax free reorganization that occurred during the year 2005. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements. 301

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.9%)
Diversified Consumer Services (0.1%)
Corinthian Colleges, Inc.*	8,500	$143,905

Hotels, Restaurants & Leisure (0.7%)
Boyd Gaming Corp.*	45,000	382,500
Churchill Downs, Inc.	14,000	471,240
Dover Motorsports, Inc.	20,000	28,400
Ladbrokes plc	35,000	106,610
MGM MIRAGE*	27,000	172,530

		1,161,280

Household Durables (0.6%)
Cavalier Homes, Inc.*	36,900	100,737
Centex Corp.	6,000	50,760
Fortune Brands, Inc.	10,000	347,400
Harman International Industries, Inc.	12,000	225,600
Nobility Homes, Inc.	2,000	16,600
Skyline Corp.	11,000	239,250

		980,347

Internet & Catalog Retail (0.0%)
Liberty Media Corp., Interactive, Class A*	6,000	30,060

Leisure Equipment & Products (0.0%)
Fairchild Corp., Class A*	30,000	540

Media (3.5%)
Acme Communications, Inc.*	20,000	5,000
Ascent Media Corp., Class A*	5,000	132,900
Beasley Broadcasting Group, Inc., Class A	20,000	43,800
Cablevision Systems Corp. - New York Group, Class A	89,000	1,727,490
CBS Corp., Class A	30,000	208,500
Clear Channel Outdoor Holdings, Inc., Class A*	130,000	689,000
Crown Media Holdings, Inc., Class A*	13,000	21,710
Discovery Communications, Inc., Class A*	6,000	135,300
Discovery Communications, Inc., Class C*	2,500	51,325
Emmis Communications Corp., Class A*	55,000	16,500
Fisher Communications, Inc.	27,000	345,330
Liberty Global, Inc., Class A*	1,080	17,161
Liberty Media Corp., Capital Series, Class A*	12,000	162,720
Liberty Media Corp., Entertainment Series, Class A*	53,000	1,417,750
LIN TV Corp., Class A*	95,000	159,600
Media General, Inc., Class A	80,000	168,800
Salem Communications Corp., Class A*	44,400	42,624
Shaw Communications, Inc., Class B	3,000	50,580

		5,396,090

Multiline Retail (0.6%)
Macy’s, Inc.	76,000	893,760
Saks, Inc.*	1,000	4,430

		898,190

Specialty Retail (0.3%)
Midas, Inc.*	30,000	314,400

	Number of Shares	Value (Note 1)
Sally Beauty Holdings, Inc.*	20,000	$127,200

		441,600

Textiles, Apparel & Luxury Goods (0.1%)
Heelys, Inc.	50,000	99,500

Total Consumer Discretionary		9,151,512

Consumer Staples (4.1%)
Beverages (0.3%)
Dr. Pepper Snapple Group, Inc.*	24,000	508,560

Food & Staples Retailing (0.6%)
CVS Caremark Corp.	27,000	860,490
SUPERVALU, Inc.	9,800	126,910

		987,400

Food Products (3.1%)
Cadbury plc (ADR)	42,000	1,444,800
Flowers Foods, Inc.	500	10,920
H.J. Heinz Co.	4,000	142,800
Hershey Co.	20,000	720,000
Reddy Ice Holdings, Inc.*	1,000	1,650
Sara Lee Corp.	165,000	1,610,400
Tootsie Roll Industries, Inc.	36,050	817,974

		4,748,544

Personal Products (0.1%)
Alberto-Culver Co.	3,500	89,005

Total Consumer Staples		6,333,509

Energy (1.3%)
Energy Equipment & Services (0.6%)
NATCO Group, Inc., Class A*	12,000	395,040
Rowan Cos., Inc.	27,000	521,640
RPC, Inc.	10,000	83,500

		1,000,180

Oil, Gas & Consumable Fuels (0.7%)
Addax Petroleum Corp.	15,000	636,160
Anadarko Petroleum Corp.	9,000	408,510
WesternZagros Resources Ltd.*	40,000	55,367

		1,100,037

Total Energy		2,100,217

Financials (6.1%)
Capital Markets (1.9%)
Bank of New York Mellon Corp.	15,000	439,650
BKF Capital Group, Inc.	14,000	13,300
Deutsche Bank AG (Registered)	10,000	610,000
Legg Mason, Inc.	38,000	926,440
SWS Group, Inc.	70,000	977,900

		2,967,290

Commercial Banks (0.8%)
PNC Financial Services Group, Inc.	31,000	1,203,110

Consumer Finance (0.8%)
American Express Co.	14,000	325,360
SLM Corp.*	98,000	1,006,460

		1,331,820

Diversified Financial Services (0.5%)
JPMorgan Chase & Co.	20,000	682,200
PHH Corp.*	3,000	54,540

		736,740

Insurance (1.5%)
CNA Surety Corp.*	53,000	714,970

See Notes to Financial Statements. 302

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Marsh & McLennan Cos., Inc.	61,000	$1,227,930
Willis Group Holdings Ltd.	15,000	385,950

		2,328,850

Thrifts & Mortgage Finance (0.6%)
Flushing Financial Corp.	14,200	132,770
New York Community Bancorp, Inc.	3,000	32,070
NewAlliance Bancshares, Inc.	65,000	747,500

		912,340

Total Financials		9,480,150

Health Care (8.8%)
Biotechnology (2.1%)
Biogen Idec, Inc.*	9,000	406,350
Cougar Biotechnology, Inc.*	61,400	2,637,744
Monogram Biosciences, Inc.*	58,400	264,552

		3,308,646

Health Care Equipment & Supplies (0.8%)
ArthroCare Corp.*	42,000	453,600
CONMED Corp.*	2,000	31,040
Exactech, Inc.*	10,000	145,000
Kensey Nash Corp.*	3,000	78,630
Orthofix International N.V.*	14,000	350,140
RTI Biologics, Inc.*	17,000	72,930

		1,131,340

Health Care Providers & Services (0.1%)
Chemed Corp.	5,000	197,400

Health Care Technology (0.1%)
AMICAS, Inc.*	70,000	194,600

Pharmaceuticals (5.7%)
Allergan, Inc.	3,000	142,740
Schering-Plough Corp.	160,000	4,019,200
UCB S.A.	4,500	144,059
Wyeth	100,000	4,539,000

		8,844,999

Total Health Care		13,676,985

Industrials (5.5%)
Aerospace & Defense (2.4%)
Axsys Technologies, Inc.*	55,000	2,950,200
Herley Industries, Inc.*	76,500	839,205

		3,789,405

Air Freight & Logistics (0.0%)
Park-Ohio Holdings Corp.*	13,000	44,460

Building Products (0.5%)
Griffon Corp.*	90,000	748,800

Commercial Services & Supplies (0.9%)
Republic Services, Inc.	60,000	1,464,600

Electrical Equipment (0.2%)
Belden, Inc.	1,000	16,700
SL Industries, Inc.*	38,000	266,000

		282,700

Machinery (1.3%)
Baldwin Technology Co., Inc., Class A*	20,000	20,000
CIRCOR International, Inc.	5,000	118,050
Navistar International Corp.*	22,000	959,200
Tennant Co.	44,000	809,160

	Number of Shares	Value (Note 1)
Watts Water Technologies, Inc., Class A	2,000	$43,080

		1,949,490

Trading Companies & Distributors (0.2%)
Kaman Corp.	20,000	334,000

Total Industrials		8,613,455

Information Technology (8.3%)
Communications Equipment (0.1%)
Emulex Corp.*	16,000	156,480

Computers & Peripherals (5.4%)
Data Domain, Inc.*	13,000	433,550
Diebold, Inc.	80,000	2,108,800
SanDisk Corp.*	24,000	352,560
Sun Microsystems, Inc.*	600,000	5,532,000

		8,426,910

Electronic Equipment, Instruments & Components (0.2%)
Park Electrochemical Corp.	16,000	344,480

Internet Software & Services (1.2%)
Yahoo!, Inc.*	122,000	1,910,520

IT Services (0.1%)
Acxiom Corp.	7,000	61,810
Affiliated Computer Services, Inc., Class A*	1,000	44,420

		106,230

Semiconductors & Semiconductor Equipment (0.1%)
International Rectifier Corp.*	12,000	177,720

Software (1.2%)
i2 Technologies, Inc.*	17,000	213,350
Mentor Graphics Corp.*	25,000	136,750
Take-Two Interactive Software, Inc.*	150,000	1,420,500

		1,770,600

Total Information Technology		12,892,940

Materials (1.8%)
Chemicals (1.1%)
CF Industries Holdings, Inc.	4,000	296,560
Chemtura Corp.	40,000	9,600
Ferro Corp.	40,000	110,000
FMC Corp.	2,000	94,600
Nova Chemicals Corp.	180,000	1,067,400
Sensient Technologies Corp.	4,000	90,280

		1,668,440

Containers & Packaging (0.2%)
Greif, Inc., Class A	1,000	44,220
Myers Industries, Inc.	37,000	307,840

		352,060

Metals & Mining (0.5%)
Freeport-McMoRan Copper & Gold, Inc.	7,000	350,770
Gold Fields Ltd. (ADR)	6,000	72,300
Rio Tinto plc (ADR)	2,300	376,901
WHX Corp.*	6,000	15,600

		815,571

Total Materials		2,836,071

See Notes to Financial Statements. 303

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (7.5%)
Diversified Telecommunication Services (1.5%)
Asia Satellite Telecommunications Holdings Ltd.	65,000	$74,157
BCE, Inc.	80,000	1,652,800
Cincinnati Bell, Inc.*	170,000	482,800
Fibernet Telecom Group, Inc.*	2,100	26,082

		2,235,839

Wireless Telecommunication Services (6.0%)
Centennial Communications Corp.*	560,000	4,681,600
Millicom International Cellular S.A.*	20,000	1,125,200
Rogers Communications, Inc., Class B	1,200	30,900
Sprint Nextel Corp.*	263,000	1,265,030
Telephone & Data Systems, Inc.	30,000	849,000
U.S. Cellular Corp.*	37,000	1,422,650

		9,374,380

Total Telecommunication Services		11,610,219

Utilities (4.3%)
Electric Utilities (1.5%)
DPL, Inc.	10,000	231,700
Great Plains Energy, Inc.	125,000	1,943,750
Westar Energy, Inc.	15,000	281,550

		2,457,000

Independent Power Producers & Energy Traders (1.8%)
Constellation Energy Group, Inc.	80,000	2,126,400
NRG Energy, Inc.*	25,000	649,000

		2,775,400

Multi-Utilities (1.0%)
GDF Suez*	3,801	5
Integrys Energy Group, Inc.	1,500	44,985
NorthWestern Corp.	35,000	796,600
NSTAR	2,000	64,220
PNM Resources, Inc.	60,000	642,600

		1,548,410

Total Utilities		6,780,810

Total Common Stocks (53.6%) (Cost $95,228,738)		83,475,868

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)
Diversified Financial Services (0.0%)
Fresenius Kabi Pharmaceuticals Holding, Inc., expiring 6/30/11* (Cost $—)	6,000	1,620

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (43.0%)
U.S. Treasury Bills
0.14%, 7/9/09 (p)	$7,000,000	6,999,751
0.15%, 8/6/09 (p)	20,000,000	19,996,881
0.17%, 9/24/09 (p)	30,000,000	29,987,610
0.27%, 11/27/09 (p)	10,000,000	9,988,620

Total Government Securities		66,972,862

	Principal Amount	Value (Note 1)
Time Deposit (3.4%)
JPMorgan Chase Nassau
0.000%, 7/1/09	$5,210,511	$5,210,511

Total Short-Term Investments (46.4%) (Cost/Amortized Cost $72,180,780)		72,183,373

Total Investments (100.0%) (Cost/Amortized Cost $167,409,518)		155,660,861
Other Assets Less Liabilities (0.0%)		(29,630)

Net Assets (100%)		$155,631,231

*	Non-income producing.
(p)	Yield to maturity.

Glossary:
ADR — American Depositary Receipt

See Notes to Financial Statements. 304

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$9,044,902	$106,610	$–	$9,151,512
Consumer Staples	6,333,509	–	–	6,333,509
Energy	2,100,217	–	–	2,100,217
Financials	9,480,150	–	–	9,480,150
Health Care	13,532,926	144,059	–	13,676,985
Industrials	8,613,455	–	–	8,613,455
Information Technology	12,892,940	–	–	12,892,940
Materials	2,836,071	–	–	2,836,071
Telecommunication Services	11,536,062	74,157	–	11,610,219
Utilities	6,780,805	5	–	6,780,810
Rights
Financials	1,620	–	–	1,620
Short-Term Investments	–	72,183,373	–	72,183,373
Total Asset	$83,152,657	$72,508,204	$–	$155,660,861
Total Liability	$–	$–	$–	$–
Total	$83,152,657	$72,508,204	$–	$155,660,861

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	–	*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$–

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements. 305

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	4,219	–	4,219
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$–	$4,219	$–	$4,219

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$–	$–	$–	$–

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$59,462,583
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$81,729,240

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,959,658
Aggregate gross unrealized depreciation	(18,666,150)

Net unrealized depreciation	$(13,706,492)

Federal income tax cost of investments	$169,367,353

For the six months ended June 30, 2009, the Portfolio incurred approximately $66,417 as brokerage commissions with Gabelli & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements. 306

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.9%)
Auto Components (3.1%)
Beru AG	11,000	$1,167,967
BorgWarner, Inc.	200,000	6,830,000
Dana Holding Corp.*	400,000	512,000
Hawk Corp., Class A*	137,000	1,897,450
Modine Manufacturing Co.	600,000	2,880,000
Proliance International, Inc.*†	214,000	30,131
Spartan Motors, Inc.	290,000	3,285,700
Standard Motor Products, Inc.	700,000	5,789,000
Stoneridge, Inc.*	290,000	1,392,000
Strattec Security Corp.	87,500	1,207,500
Superior Industries International, Inc.	235,000	3,313,500
Tenneco, Inc.*	530,000	5,618,000

		33,923,248

Automobiles (0.1%)
Coachmen Industries, Inc.*	460,719	603,542
Monaco Coach Corp.*	20,000	280
Thor Industries, Inc.	4,000	73,480

		677,302

Diversified Consumer Services (0.6%)
Brink’s Home Security Holdings, Inc.*	35,000	990,850
Corinthian Colleges, Inc.*^	115,000	1,946,950
Matthews International Corp., Class A	13,000	404,560
Stewart Enterprises, Inc., Class A	20,000	96,400
Universal Technical Institute, Inc.*	200,000	2,986,000

		6,424,760

Hotels, Restaurants & Leisure (3.6%)
Boyd Gaming Corp.*^	240,000	2,040,000
Canterbury Park Holding Corp.*	180,045	1,224,306
Churchill Downs, Inc.	210,000	7,068,600
Denny’s Corp.*	8,000	17,200
Dover Downs Gaming & Entertainment, Inc.	85,000	395,250
Dover Motorsports, Inc.^	442,000	627,640
Gaylord Entertainment Co.*^	385,000	4,893,350
International Speedway Corp., Class A	19,000	486,590
Lakes Entertainment, Inc.*^	95,000	276,450
Las Vegas Sands Corp.*^	310,000	2,436,600
Marcus Corp.	60,000	631,200
Morgans Hotel Group Co.*^	20,000	76,600
Nathan’s Famous, Inc.*	82,000	1,098,800
Orient-Express Hotels Ltd., Class A	310,000	2,631,900
Penn National Gaming, Inc.*	90,000	2,619,900
Pinnacle Entertainment, Inc.*	580,000	5,388,200
Sonesta International Hotels Corp., Class A‡	340,000	3,009,000
Steak n Shake Co.*^	465,000	4,064,100
Wendy’s/Arby’s Group, Inc., Class A	110,000	440,000
Youbet.com, Inc.*	10,000	33,000

		39,458,686

Household Durables (1.0%)
Cavalier Homes, Inc.*	900,249	2,457,680
Cavco Industries, Inc.*^	107,000	2,710,310
Champion Enterprises, Inc.*	820,000	262,400
Harman International Industries, Inc.	130,000	2,444,000
Nobility Homes, Inc.	48,080	399,064
Palm Harbor Homes, Inc.*^	29,000	62,350

	Number of Shares	Value (Note 1)
Skyline Corp.	130,000	$2,827,500

		11,163,304

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*	315,000	604,800
Liberty Media Corp., Interactive, Class A*	12,500	62,625
NutriSystem, Inc.^	25,000	362,500

		1,029,925

Leisure Equipment & Products (0.2%)
Aruze Corp.*	90,000	685,438
Eastman Kodak Co.	220,000	651,200
Fairchild Corp., Class A*	300,000	5,400
Marine Products Corp.^	240,000	900,000

		2,242,038

Media (3.6%)
Acme Communications, Inc.*	200,000	50,000
Ascent Media Corp., Class A*	66,077	1,756,327
Beasley Broadcasting Group, Inc., Class A‡	360,000	788,400
Belo Corp., Class A	240,000	429,600
Cablevision Systems Corp. - New York Group, Class A	315,000	6,114,150
Carmike Cinemas, Inc.	151,000	1,265,380
Citadel Broadcasting Corp.*	520,000	20,800
Clear Channel Outdoor Holdings, Inc., Class A*	170,000	901,000
Crown Media Holdings, Inc., Class A*^	126,000	210,420
Cumulus Media, Inc., Class A*	10,005	9,305
Discovery Communications, Inc., Class A*	30,000	676,500
Discovery Communications, Inc., Class C*	12,500	256,625
Emmis Communications Corp., Class A*	230,000	69,000
EW Scripps Co., Class A	300,000	627,000
Fisher Communications, Inc.	245,000	3,133,550
Global Sources Ltd.*	12,000	86,520
Gray Television, Inc.	915,000	448,350
Grupo Televisa S.A. (ADR)	100,000	1,700,000
Il Sole 24 Ore	400,000	1,222,037
Imax Corp.*	50,000	406,000
Interactive Data Corp.	130,000	3,008,200
Interep National Radio Sales, Inc., Class A*	65,000	162
Interpublic Group of Cos., Inc.*	1,000,000	5,050,000
Journal Communications, Inc., Class A	940,000	987,000
Lee Enterprises, Inc.^	15,000	7,950
Liberty Global, Inc., Class A*	15,000	238,350
Liberty Media Corp., Capital Series, Class A*	5,000	67,800
Liberty Media Corp., Entertainment Series, Class A*	20,000	535,000
LIN TV Corp., Class A*	660,000	1,108,800
Martha Stewart Living Omnimedia, Inc., Class A*^	320,000	979,200
MDC Partners, Inc., Class A*	7,000	38,640
Media General, Inc., Class A^	775,000	1,635,250
Meredith Corp.	50,000	1,277,500
Primedia, Inc.	160,000	321,600

See Notes to Financial Statements. 307

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Salem Communications Corp., Class A*	590,000	$566,400
Sinclair Broadcast Group, Inc., Class A	285,000	552,900
Triple Crown Media, Inc.*	120,000	1,320
Voyager Learning Co.*	415,000	1,431,750
Warner Music Group Corp.*	180,000	1,053,000
WPT Enterprises, Inc.*	45,503	54,603
Young Broadcasting, Inc., Class A*	250,000	7,375

		39,093,764

Multiline Retail (0.2%)
Bon-Ton Stores, Inc.^	510,000	1,728,900

Specialty Retail (7.1%)
AutoNation, Inc.*	600,000	10,410,000
Bed Bath & Beyond, Inc.*^	130,000	3,997,500
Big 5 Sporting Goods Corp.	50,000	553,000
Bowlin Travel Centers, Inc.*	74,800	74,800
Coldwater Creek, Inc.*	920,000	5,575,200
Collective Brands, Inc.*	13,000	189,410
Midas, Inc.*	502,000	5,260,960
O’Reilly Automotive, Inc.*^	715,000	27,227,200
Penske Automotive Group, Inc.	475,000	7,904,000
PEP Boys-Manny, Moe & Jack^	550,000	5,577,000
Sally Beauty Holdings, Inc.*^	400,000	2,544,000
Tractor Supply Co.*	200,000	8,264,000

		77,577,070

Textiles, Apparel & Luxury Goods (0.3%)
Escada AG*	260,000	914,323
Hanesbrands, Inc.*	85,000	1,275,850
Hartmarx Corp.*	150,000	1,500
Movado Group, Inc.	37,000	389,980
Wolverine World Wide, Inc.	20,000	441,200

		3,022,853

Total Consumer Discretionary		216,341,850

Consumer Staples (10.1%)
Beverages (1.8%)
Boston Beer Co., Inc., Class A*	97,000	2,870,230
Brown-Forman Corp., Class A	30,000	1,383,300
Brown-Forman Corp., Class B	3,025	130,015
Davide Campari-Milano S.p.A	140,000	1,123,487
Dr. Pepper Snapple Group, Inc.*	10,000	211,900
PepsiAmericas, Inc.	500,000	13,405,000

		19,123,932

Food & Staples Retailing (2.1%)
Casey’s General Stores, Inc.	40,000	1,027,600
Great Atlantic & Pacific Tea Co., Inc.*^	1,025,000	4,356,250
Ingles Markets, Inc., Class A	551,400	8,403,336
Village Super Market, Inc., Class A	80,400	2,391,900
Weis Markets, Inc.	36,000	1,206,720
Winn-Dixie Stores, Inc.*	470,000	5,893,800

		23,279,606

Food Products (4.0%)
Bull-Dog Sauce Co., Ltd.	40,000	85,059
Corn Products International, Inc.	320,000	8,572,800
Dean Foods Co.*	120,000	2,302,800
Del Monte Foods Co.	630,000	5,909,400
Diamond Foods, Inc.	7,000	195,300
Flowers Foods, Inc.	35,000	764,400
Griffin Land & Nurseries, Inc.	233,900	7,316,392
Hain Celestial Group, Inc.*	40,000	624,400
J&J Snack Foods Corp.	50,000	1,795,000

	Number of Shares	Value (Note 1)
John B. Sanfilippo & Son, Inc.*	2,000	$14,300
Lifeway Foods, Inc.*^	195,005	2,515,564
Ralcorp Holdings, Inc.*	54,000	3,289,680
Rock Field Co., Ltd.	200,000	2,477,334
Smart Balance, Inc.*	150,000	1,021,500
Tootsie Roll Industries, Inc.^	295,080	6,695,365

		43,579,294

Household Products (1.3%)
Church & Dwight Co., Inc.	46,000	2,498,260
Energizer Holdings, Inc.*^	52,000	2,716,480
Katy Industries, Inc.*‡	615,000	848,700
Oil-Dri Corp. of America‡	427,300	6,345,405
WD-40 Co.	38,000	1,102,000

		13,510,845

Personal Products (0.9%)
Alberto-Culver Co.	82,000	2,085,260
Elizabeth Arden, Inc.*	11,000	96,030
Revlon, Inc., Class A*^	25,000	136,000
Schiff Nutrition International, Inc.*‡	1,261,969	6,423,422
United-Guardian, Inc.	144,900	1,344,672

		10,085,384

Total Consumer Staples		109,579,061

Energy (2.4%)
Energy Equipment & Services (2.3%)
Lufkin Industries, Inc.	130,000	5,466,500
NATCO Group, Inc., Class A*	5,000	164,600
Oceaneering International, Inc.*	60,000	2,712,000
Rowan Cos., Inc.	215,000	4,153,800
RPC, Inc.	1,420,000	11,857,000
Union Drilling, Inc.*	120,000	794,400

		25,148,300

Oil, Gas & Consumable Fuels (0.1%)
Callon Petroleum Co.*	4,000	7,920
Genesis Energy LP	68,000	864,960

		872,880

Total Energy		26,021,180

Financials (6.8%)
Capital Markets (3.9%)
BKF Capital Group, Inc.	50,000	47,500
Calamos Asset Management, Inc., Class A	105,000	1,481,550
Cohen & Steers, Inc.^	155,000	2,317,250
Deerfield Capital Corp.	1,166	5,235
Epoch Holding Corp.^	415,000	3,585,600
Janus Capital Group, Inc.	600,000	6,840,000
KKR Private Equity Investors LP*	73,000	441,148
Legg Mason, Inc.	45,000	1,097,100
Pzena Investment Management, Inc., Class A	27,000	204,660
SWS Group, Inc.	520,000	7,264,400
Waddell & Reed Financial, Inc., Class A	740,000	19,513,800

		42,798,243

Commercial Banks (0.6%)
Banco Santander Central S.A. (ADR)^	80,000	968,000
Fidelity Southern Corp.	25,376	73,590
Nara Bancorp, Inc.	560,000	2,900,800
Seacoast Banking Corp. of Florida^	47,000	114,210

See Notes to Financial Statements. 308

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Sterling Bancorp/New York	280,000	$2,338,000

		6,394,600

Consumer Finance (0.2%)
Discover Financial Services	180,000	1,848,600

Diversified Financial Services (0.4%)
BPW Acquisition Corp.*	210,150	2,009,034
Highlands Acquisition Corp., Class U*	103,000	1,004,250
Ideation Acquisition Corp.*	125,000	1,018,750
SP Acquisition Holdings, Inc.*	10,000	97,000

		4,129,034

Insurance (1.1%)
Alleghany Corp.*	3,264	884,544
Argo Group International Holdings Ltd.*	75,000	2,116,500
CNA Surety Corp.*	645,000	8,701,050

		11,702,094

Real Estate Investment Trusts (REITs) (0.0%)
Gyrodyne Co. of America, Inc. (REIT)*	6,000	252,060

Real Estate Management & Development (0.0%)
Capital Properties, Inc., Class A	8,400	69,300
Capital Properties, Inc., Class B(b)*§†	7,800	64,350
St. Joe Co.*	5,000	132,450

		266,100

Thrifts & Mortgage Finance (0.6%)
Crazy Woman Creek Bancorp, Inc.	15,750	240,188
Flushing Financial Corp.	220,000	2,057,000
NewAlliance Bancshares, Inc.	390,000	4,485,000

		6,782,188

Total Financials		74,172,919

Health Care (7.6%)
Biotechnology (0.7%)
Cepheid, Inc.*	185,000	1,742,700
Crucell N.V. (ADR)*^	228,500	5,497,710

		7,240,410

Health Care Equipment & Supplies (4.0%)
Align Technology, Inc.*	260,000	2,756,000
AngioDynamics, Inc.*	145,000	1,924,150
Anika Therapeutics, Inc.*	8,000	38,000
ArthroCare Corp.*	170,000	1,836,000
Biolase Technology, Inc.*^	145,000	245,050
CONMED Corp.*	105,000	1,629,600
Cooper Cos., Inc.	90,000	2,225,700
Cutera, Inc.*	373,500	3,219,570
Cynosure, Inc., Class A*	12,000	91,800
Del Global Technologies Corp.*	40,000	17,200
DENTSPLY International, Inc.	5,000	152,600
DexCom, Inc.*	58,000	359,020
Exactech, Inc.*	130,000	1,885,000
Greatbatch, Inc.*	100,000	2,261,000
ICU Medical, Inc.*	58,000	2,386,700
Inverness Medical Innovations, Inc.*	10,000	355,800
Kensey Nash Corp.*	70,000	1,834,700
Kinetic Concepts, Inc.*	100,000	2,725,000
Micrus Endovascular Corp.*^	260,000	2,350,400
National Dentex Corp.*	40,000	260,400
Orthofix International N.V.*	133,000	3,326,330
Palomar Medical Technologies, Inc.*	48,000	703,680
Quidel Corp.*	135,000	1,965,600
RTI Biologics, Inc.*	120,000	514,800

	Number of Shares	Value (Note 1)
SSL International plc	640,000	$5,464,437
Syneron Medical Ltd.*	30,000	216,600
Vascular Solutions, Inc.*^	225,000	1,759,500
Young Innovations, Inc.	55,400	1,207,166

		43,711,803

Health Care Providers & Services (2.0%)
American Dental Partners, Inc.*	20,000	181,400
Animal Health International, Inc.*	230,000	356,500
Chemed Corp.	242,000	9,554,160
Continuecare Corp.*	10,000	23,300
Henry Schein, Inc.*	10,000	479,500
MWI Veterinary Supply, Inc.*	15,800	550,788
Odyssey HealthCare, Inc.*	500,000	5,140,000
Owens & Minor, Inc.	80,000	3,505,600
Patterson Cos., Inc.*	40,000	868,000
PSS World Medical, Inc.*	70,000	1,295,700

		21,954,948

Health Care Technology (0.3%)
AMICAS, Inc.*	660,000	1,834,800
IMS Health, Inc.	145,000	1,841,500

		3,676,300

Life Sciences Tools & Services (0.1%)
Life Technologies Corp.*	20,000	834,400

Pharmaceuticals (0.5%)
Allergan, Inc.^	32,000	1,522,560
Heska Corp.*	170,000	62,900
Matrixx Initiatives, Inc.*^	285,000	1,593,150
Pain Therapeutics, Inc.*	495,000	2,658,150

		5,836,760

Total Health Care		83,254,621

Industrials (26.3%)
Aerospace & Defense (3.0%)
AAR Corp.*	75,000	1,203,750
Astronics Corp.*	9,000	93,510
Astronics Corp., Class B*	2,250	23,063
Curtiss-Wright Corp.	470,000	13,973,100
Empresa Brasileira de Aeronautica S.A. (ADR)^	4,000	66,240
GenCorp, Inc.*^	500,000	955,000
HEICO Corp.	24,000	870,240
Herley Industries, Inc.*	418,000	4,585,460
Innovative Solutions & Support, Inc.	14,000	62,580
Moog, Inc., Class A*	75,000	1,935,750
Moog, Inc., Class B*	25,000	646,250
Precision Castparts Corp.	110,000	8,033,300

		32,448,243

Air Freight & Logistics (0.1%)
Park-Ohio Holdings Corp.*	445,000	1,521,900

Building Products (0.7%)
Griffon Corp.*	880,000	7,321,600

Commercial Services & Supplies (2.7%)
ACCO Brands Corp.*	150,000	423,000
American Ecology Corp.	2,000	35,840
Brink’s Co.	130,000	3,773,900
Casella Waste Systems, Inc., Class A*	130,000	258,700
Covanta Holding Corp.*	220,000	3,731,200
Nashua Corp.*	303,800	2,035,460
Republic Services, Inc.	435,000	10,618,350
Rollins, Inc.	440,000	7,616,400
Waste Connections, Inc.*	10,000	259,100

See Notes to Financial Statements. 309

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Waste Services, Inc.*	55,000	$284,900
WCA Waste Corp.*	100,000	378,000

		29,414,850

Construction & Engineering (0.4%)
Furmanite Corp.*	470,000	2,096,200
Insituform Technologies, Inc., Class A*	68,000	1,153,960
Layne Christensen Co.*	40,000	818,000

		4,068,160

Electrical Equipment (5.4%)
A. O. Smith Corp.	15,000	488,550
Acuity Brands, Inc.^	1,000	28,050
AMETEK, Inc.	188,000	6,501,040
Baldor Electric Co.	315,000	7,493,850
Belden, Inc.	54,000	901,800
C&D Technologies, Inc.*^	13,000	26,000
Ener1, Inc.*^	6,000	32,760
Franklin Electric Co., Inc.	117,000	3,032,640
GrafTech International Ltd.*	1,645,000	18,604,950
Magnetek, Inc.*	600,000	834,000
Rockwell Automation, Inc.	117,000	3,758,040
Roper Industries, Inc.	40,000	1,812,400
SL Industries, Inc.*	240,000	1,680,000
SunPower Corp., Class B*	27,000	646,650
Tech/Ops Sevcon, Inc.‡	415,019	1,157,903
Thomas & Betts Corp.*	360,000	10,389,600
Woodward Governor Co.	85,000	1,683,000

		59,071,233

Industrial Conglomerates (1.3%)
Otter Tail Corp.	25,000	546,000
Standex International Corp.	75,000	870,000
Textron, Inc.	290,000	2,801,400
Tredegar Corp.	750,000	9,990,000

		14,207,400

Machinery (10.2%)
Ampco-Pittsburgh Corp.	242,900	5,696,005
Badger Meter, Inc.^	40,000	1,640,000
Baldwin Technology Co., Inc., Class A*	460,000	460,000
Barnes Group, Inc.	15,000	178,350
Basin Water, Inc.*	1,000	400
CIRCOR International, Inc.	302,000	7,130,220
CLARCOR, Inc.	400,000	11,676,000
CNH Global N.V.*^	944,000	13,253,760
Crane Co.	530,000	11,824,300
Donaldson Co., Inc.	114,000	3,948,960
Flowserve Corp.	186,000	12,984,660
Gorman-Rupp Co.	125,091	2,523,085
Graco, Inc.	130,000	2,862,600
Greenbrier Cos., Inc.	135,000	970,650
IDEX Corp.	170,000	4,176,900
K-Tron International, Inc.*	6,800	541,824
L.S. Starrett Co., Class A	84,000	571,200
Lindsay Corp.^	75,900	2,512,290
Met-Pro Corp.	84,000	908,880
Mueller Water Products, Inc., Class A	60,000	224,400
Navistar International Corp.*	176,000	7,673,600
Nordson Corp.	20,000	773,200
Oshkosh Corp.	50,000	727,000
Robbins & Myers, Inc.	190,400	3,665,200
Tennant Co.	310,000	5,700,900
Valmont Industries, Inc.	10,000	720,800

	Number of Shares	Value (Note 1)
Watts Water Technologies, Inc., Class A	350,000	$7,539,000

		110,884,184

Professional Services (0.0%)
Duff & Phelps Corp., Class A	24,000	426,720

Road & Rail (0.1%)
Providence and Worcester Railroad Co.	77,000	867,020

Trading Companies & Distributors (2.4%)
GATX Corp.	393,000	10,107,960
Huttig Building Products, Inc.*	40,000	37,600
Kaman Corp.	698,000	11,656,600
National Patent Development Corp.*	245,000	318,500
Rush Enterprises, Inc., Class B*	430,121	4,262,499
United Rentals, Inc.*	80,000	519,200

		26,902,359

Total Industrials		287,133,669

Information Technology (7.8%)
Communications Equipment (0.4%)
3Com Corp.*	300,000	1,413,000
Communications Systems, Inc.	136,000	1,332,800
Plantronics, Inc.	45,000	850,950
Sycamore Networks, Inc.*	250,000	782,500

		4,379,250

Computers & Peripherals (2.5%)
Diebold, Inc.	422,000	11,123,920
Intermec, Inc.*	1,000,000	12,900,000
NCR Corp.*	160,000	1,892,800
TransAct Technologies, Inc.*	122,000	607,560

		26,524,280

Electronic Equipment, Instruments & Components (2.2%)
Anixter International, Inc.*	5,000	187,950
CTS Corp.	800,000	5,240,000
Gerber Scientific, Inc.*	489,000	1,222,500
KEMET Corp.*	290,000	139,200
Littelfuse, Inc.*	119,000	2,375,240
Methode Electronics, Inc.	157,000	1,102,140
Park Electrochemical Corp.	565,000	12,164,450
Trans-Lux Corp.*	83,000	70,550
Zygo Corp.*	300,000	1,398,000

		23,900,030

Internet Software & Services (0.4%)
ValueClick, Inc.*	440,000	4,628,800

IT Services (0.1%)
Edgewater Technology, Inc.*	560,000	1,444,800

Office Electronics (0.6%)
Zebra Technologies Corp., Class A*	270,000	6,388,200

Semiconductors & Semiconductor Equipment (0.7%)
California Micro Devices Corp.*	868,300	2,136,018
Cypress Semiconductor Corp.*^	400,000	3,680,000
MoSys, Inc.*	32,000	52,800
Trident Microsystems, Inc.*	560,000	974,400
Zoran Corp.*	100,000	1,090,000

		7,933,218

Software (0.9%)
FalconStor Software, Inc.*	82,500	391,875
GSE Systems, Inc.*	18,000	121,500
Macrovision Solutions Corp.*	190,000	4,143,900

See Notes to Financial Statements. 310

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Mentor Graphics Corp.*	92,000	$503,240
Take-Two Interactive Software, Inc.*^	380,000	3,598,600
Tyler Technologies, Inc.*	65,000	1,015,300

		9,774,415

Total Information Technology		84,972,993

Materials (6.4%)
Chemicals (4.7%)
Albemarle Corp.	21,000	536,970
Arch Chemicals, Inc.	75,000	1,844,250
Ashland, Inc.	140,000	3,927,000
Core Molding Technologies, Inc.*	300,000	672,000
Cytec Industries, Inc.	6,000	111,720
Ferro Corp.	900,000	2,475,000
H.B. Fuller Co.	305,000	5,724,850
Hawkins, Inc.^	171,200	3,865,696
Huntsman Corp.	1,260,000	6,337,800
Material Sciences Corp.*	10,000	9,500
NewMarket Corp.	52,000	3,501,160
Omnova Solutions, Inc.*	765,000	2,493,900
Penford Corp.	7,000	40,530
Quaker Chemical Corp.	5,000	66,450
Rockwood Holdings, Inc.*	82,000	1,200,480
Scotts Miracle-Gro Co., Class A	80,000	2,804,000
Sensient Technologies Corp.	310,000	6,996,700
Zep, Inc.	675,000	8,133,750

		50,741,756

Containers & Packaging (1.1%)
Greif, Inc., Class A	150,000	6,633,000
Myers Industries, Inc.	712,000	5,923,840

		12,556,840

Metals & Mining (0.5%)
Barrick Gold Corp.	35,000	1,174,250
Brush Engineered Materials, Inc.*	190,000	3,182,500
Kinross Gold Corp.	28,167	511,231
Stamford Industrial Group, Inc.*	90,000	148,500
WHX Corp.*	95,000	247,000

		5,263,481

Paper & Forest Products (0.1%)
Schweitzer-Mauduit International, Inc.	33,000	897,930

Total Materials		69,460,007

Telecommunication Services (2.4%)
Diversified Telecommunication Services (1.5%)
AboveNet, Inc.*^	10,500	850,290
Cincinnati Bell, Inc.*	2,850,000	8,094,000
D&E Communications, Inc.	103,700	1,060,851
Frontier Communications Corp.	36,000	257,040
HickoryTech Corp.	54,000	414,720
New Ulm Telecom, Inc.	22,000	143,000
Verizon Communications, Inc.	80,000	2,458,400
Vimpel-Communications (ADR)*	305,000	3,589,850
Windstream Corp.	27,000	225,720

		17,093,871

Wireless Telecommunication Services (0.9%)
Clearwire Corp., Class A*^	140,000	774,200
Rogers Communications, Inc., Class B	200,000	5,150,000
U.S. Cellular Corp.*	95,000	3,652,750

		9,576,950

Total Telecommunication Services		26,670,821

	Number of Shares	Value (Note 1)
Utilities (8.3%)
Electric Utilities (2.8%)
Allegheny Energy, Inc.	22,000	$564,300
Central Vermont Public Service Corp.	20,000	362,000
El Paso Electric Co.*	620,000	8,655,200
Great Plains Energy, Inc.	665,000	10,340,750
Maine & Maritimes Corp.	31,500	1,094,625
UniSource Energy Corp.	140,000	3,715,600
Westar Energy, Inc.	280,000	5,255,600

		29,988,075

Gas Utilities (1.7%)
AGL Resources, Inc.	4,000	127,200
National Fuel Gas Co.	198,000	7,143,840
ONEOK, Inc.	90,000	2,654,100
Southwest Gas Corp.	400,000	8,884,000

		18,809,140

Independent Power Producers & Energy Traders (0.7%)
AES Corp.*	350,000	4,063,500
Ormat Technologies, Inc.^	96,000	3,869,760

		7,933,260

Multi-Utilities (2.7%)
CH Energy Group, Inc.	205,000	9,573,500
Florida Public Utilities Co.	60,000	841,800
NorthWestern Corp.	325,000	7,397,000
PNM Resources, Inc.	1,050,156	11,247,171

		29,059,471

Water Utilities (0.4%)
Pennichuck Corp.	175,000	3,990,000
SJW Corp.	30,000	681,000

		4,671,000

Total Utilities		90,460,946

Total Common Stocks (98.0%) (Cost $1,253,493,907)		1,068,068,067

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Federal Mogul Corp., Class A, expiring 12/27/14*	4,531	589

Total Consumer Discretionary		589

Financials (0.0%)
Diversified Financial Services (0.0%)
BPW Acquisition Corp., expiring 2/26/14*	590,000	123,900

Total Financials		123,900

Total Warrants (0.0%) (Cost $41,300)		124,489

See Notes to Financial Statements. 311

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (1.4%)
U.S. Treasury Bill 0.18%, 9/17/09 (p)	$15,000,000	$14,994,090

Short-Term Investments of Cash Collateral for Securities Loaned (3.6%)
Bancaja U.S. Debt S.A.U. 1.27%, 7/10/09 (l)	5,000,222	5,088,726
Goldman Sachs & Co., Repurchase Agreement 0.05%, 7/1/09 (r)(v)	24,678,270	24,678,270
Monumental Global Funding II 0.40%, 3/26/10 (l)	1,000,000	961,956
Pricoa Global Funding I 0.40%, 6/25/10 (l)	9,999,000	9,215,108

Total Short-Term Investments of Cash Collateral for Securities Loaned		39,944,060

Time Deposit (0.9%)
JPMorgan Chase Nassau 0.000%, 7/1/09	9,705,607	9,705,607

Total Short-Term Investments (5.9%) (Cost/Amortized Cost $65,377,411)		64,643,757

Total Investments (103.9%) (Cost/Amortized Cost $1,318,912,618)		1,132,836,313
Other Assets Less Liabilities (-3.9%)		(42,883,739)

Net Assets (100%)		$1,089,952,574

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $94,481 or 0.0% of net assets) at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2009, the market value of these securities amounted to $64,350 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid Security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% - 6.176%, maturing 4/15/18 - 5/1/39; Federal National Mortgage Association, 0.000% - 7.500%, maturing 2/1/18 - 5/1/39; Government National Mortgage Association, 0.465% - 5.500%, maturing 11/16/31 - 8/16/44.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value June 30, 2009	Dividend Income	Realized Gain (Loss)
Beasley Broadcasting Group, Inc., Class A	$630,000	$34,047	$70,710	$788,400	$—	$(65,260)
Cavalier Homes, Inc.	925,859	17,300	—	2,457,680	—	—
Earl Scheib, Inc.	173,600	—	1,815,699	—	—	(1,255,699)
Katy Industries, Inc.	680,800	27,878	89,873	848,700	—	(84,548)
Nashua Corp.	1,504,650	72,949	—	2,035,460	—	—
Oil-Dri Corp. of America	7,875,469	109,100	—	6,345,405	118,440	—
Schiff Nutrition International, Inc.	7,522,200	9,375	—	6,423,422	—	—
Sonesta International Hotels Corp., Class A	4,539,807	90,832	—	3,009,000	83,025	—
Tech/Ops Sevcon, Inc.	1,045,710	36,443	—	1,157,903	—	—

	$24,898,095	$397,924	$1,976,282	$23,065,970	$201,465	$(1,405,507)

See Notes to Financial Statements. 312

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$212,321,954	$3,989,765	$30,131	$216,341,850
Consumer Staples	105,893,181	3,685,880	–	109,579,061
Energy	26,021,180	–	–	26,021,180
Financials	73,667,421	441,148	64,350	74,172,919
Health Care	77,790,184	5,464,437	–	83,254,621
Industrials	287,133,669	–	–	287,133,669
Information Technology	84,972,993	–	–	84,972,993
Materials	69,460,007	–	–	69,460,007
Telecommunication Services	26,670,821	–	–	26,670,821
Utilities	90,460,946	–	–	90,460,946
Short-Term Investments	–	64,643,757	–	64,643,757
Warrants
Consumer Discretionary	589	–	–	589
Financials	123,900	–	–	123,900
Total Asset	$1,054,516,845	$78,224,987	$94,481	$1,132,836,313
Total Liability	$–	$–	$–	$–
Total	$1,054,516,845	$78,224,987	$94,481	$1,132,836,313

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Consumer Discretionary	Other Investments*
Balance as of 12/31/08	$682	$—
Total gains or losses (realized/unrealized) included in earnings	(682)	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	30,131	—

Balance as of 6/30/09	$30,131	$—

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$54,600	$—
Total gains or losses (realized/unrealized) included in earnings	9,750	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$64,350	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$(19,576)	$—

See Notes to Financial Statements. 313

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	–	*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$–

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	38,979	–	38,979
Credit contracts	–	–	–	–	–
Equity contracts	–	(9,266,127)	–	–	(9,266,127)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(9,266,127)	$38,979	$–	$(9,227,148)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	(1,352)	–	(1,352)
Credit contracts	–	–	–	–	–
Equity contracts	–	(2,380,833)	–	–	(2,380,833)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(2,380,833)	$(1,352)	$–	$(2,382,185)

See Notes to Financial Statements. 314

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$94,821,508
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$109,406,870

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$133,629,375
Aggregate gross unrealized depreciation	(328,617,126)

Net unrealized depreciation	$(194,987,751)

Federal income tax cost of investments	$1,327,824,064

At June 30, 2009, the Portfolio had loaned securities with a total value of $39,303,083. This was secured by collateral of $40,677,492, which was received as cash and subsequently invested in short-term investments currently valued at $39,944,060 as reported in the portfolio of investments.

For the six months ended June 30, 2009, the Portfolio incurred approximately $233,498 as brokerage commissions with Gabelli & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements. 315

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Aruba (0.0%)
UFJ Finance Aruba AEC
6.750%, 7/15/13		$200,000	$207,089

Australia (0.4%)
Australia & New Zealand Banking Group Ltd.
6.000%, 3/1/11	AUD	2,550,000	2,094,065
BHP Billiton Finance USA Ltd.
5.250%, 12/15/15		$200,000	208,235
6.500%, 4/1/19		250,000	277,631
General Electric Capital Australia Funding Pty Ltd.
5.750%, 1/18/11	AUD	360,000	283,715
6.000%, 6/15/11		408,000	321,525
National Australia Bank Ltd.
Series A
8.600%, 5/19/10		$100,000	105,575
Qantas Airways Ltd.
6.050%, 4/15/16§		100,000	90,335
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.150%, 11/15/13§		100,000	98,836
Westpac Banking Corp.
4.625%, 6/1/18		100,000	89,216

Total Australia			3,569,133

Austria (0.0%)
Oesterreichische Kontrollbank AG
4.500%, 3/9/15		100,000	102,215
4.875%, 2/16/16		200,000	204,813

Total Austria			307,028

Bermuda (0.1%)
Central European Media Enterprises Ltd.
8.250%, 5/15/12	EUR	744,000	834,976
3.104%, 5/15/14(l)		603,000	532,929

Total Bermuda			1,367,905

Brazil (0.3%)
Federative Republic of Brazil
8.000%, 1/15/18		$2,100,000	2,352,000
5.875%, 1/15/19		845,000	852,605

Total Brazil			3,204,605

Canada (2.7%)
Anadarko Finance Co.
Series B
6.750%, 5/1/11		100,000	104,080
7.500%, 5/1/31		200,000	195,154
Barrick Gold Finance Co.
4.875%, 11/15/14		355,000	364,179
Bombardier, Inc.
7.250%, 11/15/16	EUR	1,512,000	1,802,943
Burlington Resources Finance Co.
6.500%, 12/1/11		$100,000	109,401
Canadian Government Bond
4.250%, 6/1/18	CAD	7,740,000	7,178,906
Canadian National Railway Co.
5.550%, 5/15/18		$252,000	263,254
6.900%, 7/15/28		100,000	111,181
6.200%, 6/1/36		125,000	129,621
Canadian Natural Resources Ltd.
4.900%, 12/1/14		100,000	102,049
6.500%, 2/15/37		500,000	499,128
CIT Group Funding Co. of Canada
5.200%, 6/1/15		100,000	57,929
Conoco Funding Co.
6.350%, 10/15/11		300,000	327,414

	Principal Amount		Value (Note 1)
ConocoPhillips Canada
5.625%, 10/15/16		$600,000	$638,944
Devon Financing Corp. ULC
6.875%, 9/30/11		300,000	325,827
EnCana Corp.
6.500%, 2/1/38		200,000	204,909
EnCana Holdings Finance Corp.
5.800%, 5/1/14		600,000	635,065
Hydro Quebec
8.400%, 1/15/22		200,000	244,411
Nexen, Inc.
5.200%, 3/10/15		200,000	191,721
5.875%, 3/10/35		100,000	85,684
6.400%, 5/15/37		200,000	183,692
Petro-Canada, Inc.
5.950%, 5/15/35		120,000	108,146
6.800%, 5/15/38		95,000	93,654
Province of British Columbia
4.300%, 5/30/13		100,000	101,041
Province of Manitoba
5.000%, 2/15/12		200,000	211,391
Province of Nova Scotia
5.125%, 1/26/17		500,000	511,104
Province of Ontario
4.375%, 2/15/13		200,000	208,234
4.500%, 2/3/15		400,000	416,836
6.250%, 6/16/15	NZD	14,700,000	9,285,076
4.750%, 1/19/16		$200,000	205,078
Province of Quebec
4.600%, 5/26/15		200,000	207,210
7.500%, 9/15/29		300,000	367,837
Rio Tinto Alcan, Inc.
4.500%, 5/15/13		890,000	867,480
Rogers Communications, Inc.
7.250%, 12/15/12		400,000	429,790
TransCanada Pipelines Ltd.
5.850%, 3/15/36		400,000	386,198
Vale Inco Ltd.
7.750%, 5/15/12		100,000	107,742
Xstrata Canada Corp.
6.200%, 6/15/35		100,000	75,039

Total Canada			27,337,348

Cayman Islands (0.3%)
ASIF II
5.375%, 12/7/09	GBP	630,000	984,652
Dubai Holding Commercial Operations MTN Ltd.
4.750%, 1/30/14	EUR	1,400,000	1,232,404
Santander Central Hispano Issuances Ltd.
7.625%, 9/14/10		$100,000	102,633
Transocean, Inc.
6.800%, 3/15/38		140,000	149,745
Vale Overseas Ltd.
6.875%, 11/21/36		400,000	379,802
XL Capital Ltd.
5.250%, 9/15/14		400,000	335,708

Total Cayman Islands			3,184,944

Chile (0.0%)
Celulosa Arauco y Constitucion S.A.
5.125%, 7/9/13		100,000	97,068
Republic of Chile
5.500%, 1/15/13		100,000	108,306

Total Chile			205,374

See Notes to Financial Statements. 316

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
Denmark (1.6%)
Kingdom of Denmark
4.000%, 11/15/15	DKK	37,800,000	$7,371,336
4.000%, 11/15/17		38,200,000	7,385,231
Nordic Telephone Co. Holdings ApS
8.250%, 5/1/16(m)	EUR	1,225,000	1,675,529

Total Denmark			16,432,096

France (3.7%)
Caisse d’Amortissement de la Dette Sociale
3.250%, 4/25/13		4,600,000	6,575,874
Dexia Municipal Agency
5.750%, 2/7/12	AUD	1,500,000	1,190,082
France Government Bond OAT
4.250%, 4/25/19	EUR	3,000,000	4,383,457
2.530%, 7/25/20		7,740,000	12,652,092
France Telecom S.A.
7.750%, 3/1/11		$100,000	108,153
7.500%, 3/14/11	GBP	1,101,000	1,935,806
7.250%, 1/28/13	EUR	2,400,000	3,800,331
8.500%, 3/1/31		$200,000	256,866
Veolia Environnement
4.375%, 1/16/17	EUR	5,022,000	6,606,674

Total France			37,509,335

Germany (4.9%)
Bundesrepublik Deutschland
4.250%, 7/4/18		15,880,000	23,952,730
4.000%, 1/4/37		2,250,000	3,036,153
4.250%, 7/4/39		1,500,000	2,125,360
Deutsche Bank AG/London
4.875%, 5/20/13		$800,000	821,178
Kreditanstalt fuer Wiederaufbau
3.500%, 3/10/14		1,600,000	1,629,858
4.950%, 10/14/14	CAD	7,380,000	6,760,495
4.125%, 10/15/14		$400,000	404,334
4.375%, 7/21/15		800,000	825,878
4.125%, 7/4/17	EUR	1,950,000	2,799,466
4.875%, 6/17/19		$2,000,000	2,113,305
Landwirtschaftliche Rentenbank
4.875%, 2/14/11		100,000	104,890
5.750%, 6/15/11	AUD	3,243,000	2,660,856
5.125%, 2/1/17		$500,000	529,676

Total Germany			47,764,179

Ireland (0.2%)
GE Capital European Funding
4.125%, 10/27/16	EUR	1,432,000	1,866,462

Israel (0.0%)
Teva Pharmaceutical Finance LLC
6.150%, 2/1/36		$100,000	103,151

Italy (0.2%)
Republic of Italy
4.375%, 6/15/13		300,000	313,994
4.500%, 1/21/15		500,000	512,608
4.750%, 1/25/16		200,000	201,113
6.875%, 9/27/23		100,000	112,242
5.375%, 6/15/33		400,000	387,531
Telecom Italia S.p.A.
5.625%, 12/29/15	GBP	400,000	611,185

Total Italy			2,138,673

	Principal Amount		Value (Note 1)
Liberia (0.1%)
Royal Caribbean Cruises Ltd.
7.250%, 6/15/16		$1,000,000	$790,000

Luxembourg (0.3%)
Covidien International Finance S.A.
6.000%, 10/15/17		800,000	850,758
Telecom Italia Capital S.A.
5.250%, 10/1/15		600,000	579,202
6.000%, 9/30/34		100,000	84,461
Telecom Italia Capital SA
6.200%, 7/18/11		100,000	103,520
Wind Acquisition Finance S.A.
9.750%, 12/1/15(m)	EUR	840,000	1,143,042

Total Luxembourg			2,760,983

Malaysia (1.0%)
Malaysian Government Bond
3.833%, 9/28/11	MYR	13,380,000	3,907,588
4.240%, 2/7/18		21,000,000	5,983,638

Total Malaysia			9,891,226

Mexico (1.0%)
America Movil S.A.B. de C.V.
5.750%, 1/15/15		$100,000	100,854
6.375%, 3/1/35		100,000	94,828
United Mexican States
6.375%, 1/16/13		400,000	432,000
6.750%, 9/27/34		800,000	806,800
Series MI10
9.500%, 12/18/14	MXN	108,550,000	9,002,769

Total Mexico			10,437,251

Netherlands (3.5%)
BMW Finance N.V.
4.125%, 1/24/12	EUR	2,625,000	3,708,200
5.250%, 11/21/13	GBP	360,000	573,750
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13		$400,000	410,852
4.875%, 7/8/14		4,500,000	4,529,164
5.750%, 3/23/16		200,000	204,773
8.750%, 6/15/30		200,000	234,146
Diageo Finance B.V.
5.300%, 10/28/15		400,000	418,251
E.ON International Finance B.V.
5.125%, 1/27/14	GBP	300,000	503,525
5.750%, 5/7/20	EUR	824,000	1,241,928
Koninklijke KPN N.V.
8.000%, 10/1/10		$200,000	209,855
Netherlands Government Bond
4.500%, 7/15/17	EUR	11,700,000	17,475,125
New World Resources N.V.
7.375%, 5/15/15		930,000	880,639
OI European Group B.V.
6.875%, 3/31/17(m)		1,125,000	1,373,039
RWE Finance B.V.
4.625%, 8/17/10	GBP	600,000	1,008,362
6.375%, 6/3/13		870,000	1,525,262
Shell International Finance B.V.
4.000%, 3/21/14		$810,000	831,729

Total Netherlands			35,128,600

New Zealand (0.0%)
New Zealand Government Bond
6.000%, 12/15/17	NZD	400,000	258,920

Norway (1.6%)
Eksportfinans A/S
5.500%, 5/25/16		$540,000	563,843

See Notes to Financial Statements. 317

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
Norwegian Government Bond
6.500%, 5/15/13	NOK	26,035,000	$4,552,302
4.250%, 5/19/17		64,500,000	10,267,568
StatoiHydro ASA
6.800%, 1/15/28		$300,000	336,969
Yara International ASA
5.250%, 12/15/14§		100,000	95,629

Total Norway			15,816,311

Poland (0.0%)
Republic of Poland
5.000%, 10/19/15		100,000	99,600

South Africa (0.0%)
Republic of South Africa
6.500%, 6/2/14		100,000	104,750
Savcio Holdings Pty Ltd.
8.000%, 2/15/13(m)	EUR	345,000	353,308

Total South Africa			458,058

South Korea (0.9%)
Korea Development Bank
5.750%, 9/10/13		$100,000	100,329
Korea Treasury Bond
5.250%, 3/10/27	KRW	10,741,500,000	8,264,863
Republic of Korea
4.250%, 6/1/13		$400,000	392,824

Total South Korea			8,758,016

Spain (0.1%)
Telefonica Emisiones S.A.U.
6.421%, 6/20/16		900,000	962,290

Supranational (2.1%)
Corp. Andina de Fomento
6.875%, 3/15/12		100,000	105,427
Eurofima
6.250%, 12/28/18	AUD	5,480,000	4,254,012
European Investment Bank
7.000%, 1/18/12	NZD	4,126,000	2,805,848
4.625%, 5/15/14		$500,000	532,084
6.500%, 9/10/14	NZD	600,000	396,528
4.625%, 10/20/15		$1,400,000	1,511,279
4.875%, 2/16/16		300,000	318,686
5.125%, 9/13/16		200,000	213,921
6.125%, 1/23/17	AUD	3,960,000	3,123,224
4.750%, 10/15/17	EUR	4,200,000	6,243,019
Inter-American Development Bank
5.000%, 4/5/11		$200,000	211,808
5.125%, 9/13/16		525,000	562,999
International Bank for Reconstruction & Development
7.625%, 1/19/23		500,000	637,898

Total Supranational			20,916,733

Sweden (0.3%)
Svensk Exportkredit AB
4.875%, 9/29/11		3,200,000	3,377,267

Switzerland (0.1%)
Credit Suisse Guernsey Ltd.
5.860%, 12/31/49(l)		250,000	162,500
UBS AG/Connecticut
5.875%, 7/15/16		500,000	432,797
5.875%, 12/20/17		200,000	186,252
Weatherford International Ltd.
5.500%, 2/15/16		425,000	407,518

Total Switzerland			1,189,067

	Principal Amount		Value (Note 1)
United Kingdom (3.0%)
ABB International Finance Ltd.
6.500%, 11/30/11	EUR	900,000	$1,335,170
AstraZeneca plc
5.400%, 6/1/14		$100,000	108,217
5.900%, 9/15/17		200,000	214,166
6.450%, 9/15/37		100,000	110,856
BAT International Finance plc
5.750%, 12/9/13	GBP	2,235,000	3,802,334
5.375%, 6/29/17	EUR	2,100,000	2,974,979
BP Capital Markets plc
5.750%, 11/8/10	GBP	1,200,000	2,065,871
8.000%, 3/11/11	AUD	900,000	753,674
5.250%, 11/7/13		$590,000	633,253
3.625%, 5/8/14		720,000	718,075
British Telecommunications plc
9.625%, 12/15/30		300,000	332,597
Diageo Capital plc
5.500%, 9/30/16		300,000	308,921
HSBC Holdings plc
6.500%, 5/2/36		400,000	390,614
6.500%, 9/15/37		250,000	241,828
Imperial Tobacco Finance plc
4.375%, 11/22/13	EUR	1,200,000	1,621,548
JTI UK Finance plc
5.750%, 2/6/13	GBP	900,000	1,539,537
Marks & Spencer plc
5.625%, 3/24/14		1,011,000	1,633,525
6.250%, 12/1/17(m)		$750,000	659,549
National Grid plc
5.500%, 7/24/13	GBP	400,000	659,464
6.500%, 4/22/14	EUR	900,000	1,357,810
Royal Bank of Scotland Group plc
5.000%, 10/1/14		$200,000	159,882
Tesco plc
5.875%, 9/12/16	EUR	450,000	679,581
5.500%, 11/15/17(m)		$975,000	919,565
Virgin Media Finance plc
8.750%, 4/15/14	EUR	600,000	782,790
9.750%, 4/15/14	GBP	294,000	449,831
9.125%, 8/15/16		$540,000	519,750
Vodafone Group plc
6.875%, 12/4/13	EUR	1,905,000	2,973,078
5.000%, 12/16/13		$400,000	414,844
4.150%, 6/10/14		260,000	255,920
6.250%, 1/15/16	EUR	900,000	1,366,727
7.875%, 2/15/30		$100,000	114,697
6.150%, 2/27/37		100,000	98,385

Total United Kingdom			30,197,038

United States (69.1%)
3M Co.
5.700%, 3/15/37		325,000	338,559
Abbott Laboratories, Inc.
5.875%, 5/15/16		200,000	218,124
5.125%, 4/1/19		400,000	411,852
ACE INA Holdings, Inc.
5.875%, 6/15/14		300,000	309,801
Aetna, Inc.
6.000%, 6/15/16		400,000	395,235
Ahold Finance USA, Inc.
5.875%, 3/14/12	EUR	384,000	559,159
6.500%, 3/14/17	GBP	510,000	830,662
AIG SunAmerica Global Financing X
6.900%, 3/15/32§		$300,000	143,187

See Notes to Financial Statements. 318

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Alabama Power Co.
5.700%, 2/15/33	$200,000	$204,892
Alcoa, Inc.
5.870%, 2/23/22	200,000	157,108
Allstate Corp.
5.550%, 5/9/35	100,000	84,812
5.950%, 4/1/36	100,000	87,316
6.125%, 5/15/37(l)	115,000	84,525
6.500%, 5/15/67(l)	115,000	84,525
AllState Corp.
6.125%, 2/15/12	100,000	101,658
7.500%, 6/15/13	300,000	326,237
Altria Group, Inc.
9.700%, 11/10/18	400,000	458,579
10.200%, 2/6/39	200,000	236,313
American Electric Power Co., Inc.
5.250%, 6/1/15	100,000	98,152
American Express Co.
4.875%, 7/15/13	600,000	586,062
8.125%, 5/20/19	470,000	487,733
6.800%, 9/1/66(l)	170,000	122,400
American International Group, Inc.
5.050%, 10/1/15	100,000	53,944
5.600%, 10/18/16	200,000	108,135
5.850%, 1/16/18	1,100,000	581,953
Anadarko Petroleum Corp.
6.450%, 9/15/36	200,000	179,783
Anheuser-Busch Cos., Inc.
5.000%, 3/1/19	100,000	91,237
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/19(b)§	4,500,000	4,666,459
Apache Corp.
6.250%, 4/15/12	100,000	108,071
5.625%, 1/15/17	225,000	236,052
Appalachian Power Co.
Series L
5.800%, 10/1/35	100,000	88,793
ARAMARK Corp.
8.500%, 2/1/15	570,000	552,900
Archer-Daniels-Midland Co.
5.375%, 9/15/35	100,000	94,817
6.450%, 1/15/38	125,000	135,527
Arizona Public Service Company
5.500%, 9/1/35	100,000	76,626
Associates Corp. of North America
6.950%, 11/1/18	100,000	89,469
AT&T Mobility LLC
7.125%, 12/15/31	295,000	317,950
AT&T, Inc.
5.300%, 11/15/10	200,000	207,642
6.250%, 3/15/11	200,000	211,924
5.875%, 8/15/12	200,000	214,647
5.100%, 9/15/14	500,000	519,394
5.625%, 6/15/16	100,000	102,910
6.150%, 9/15/34	700,000	664,526
Atmos Energy Corp.
8.500%, 3/15/19	350,000	408,746
Baltimore Gas & Electric Co.
5.900%, 10/1/16	500,000	500,792
Banc of America Commercial Mortgage, Inc.
Series 2005-4 A5A
4.933%, 7/10/45	1,000,000	857,383
Series 2006-6 A4

	Principal Amount	Value (Note 1)
5.356%, 10/10/45	$1,400,000	$1,102,735
Series 2007-1 A4
5.451%, 1/15/49	1,280,000	954,783
Bank of America Corp.
6.600%, 5/15/10	100,000	101,595
4.500%, 8/1/10	100,000	100,488
4.375%, 12/1/10	300,000	300,769
5.375%, 8/15/11	200,000	204,473
2.100%, 4/30/12	1,300,000	1,301,982
4.875%, 9/15/12	100,000	98,899
4.875%, 1/15/13	300,000	296,391
4.750%, 8/1/15	300,000	271,271
5.250%, 12/1/15	400,000	352,228
5.625%, 10/14/16	300,000	271,079
Bank of America N.A.
5.300%, 3/15/17	400,000	339,379
Bank of New York Mellon Corp.
5.125%, 8/27/13	200,000	210,519
Bank One Corp.
7.875%, 8/1/10	100,000	104,846
5.250%, 1/30/13	100,000	100,900
8.000%, 4/29/27	100,000	107,838
Baxter International, Inc.
4.625%, 3/15/15	100,000	102,555
5.375%, 6/1/18	600,000	628,269
BB&T Corp.
4.750%, 10/1/12	100,000	97,794
Bear Stearns Cos., Inc.
4.550%, 6/23/10	1,500,000	1,530,842
5.700%, 11/15/14	200,000	203,774
5.300%, 10/30/15	100,000	98,242
4.650%, 7/2/18	200,000	176,855
BellSouth Corp.
6.000%, 10/15/11	500,000	534,192
5.200%, 9/15/14	300,000	312,311
6.550%, 6/15/34	100,000	98,034
Berkshire Hathaway Finance Corp.
4.850%, 1/15/15	200,000	208,162
Black & Decker Corp.
4.750%, 11/1/14	100,000	91,517
Boeing Co.
5.000%, 3/15/14	425,000	447,450
5.000%, 6/1/15	340,000	305,877
Bottling Group LLC
4.625%, 11/15/12	200,000	212,796
Bristol-Myers Squibb Co.
5.250%, 8/15/13	700,000	744,818
Burlington Northern Santa Fe Corp.
5.750%, 3/15/18	200,000	204,648
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§	100,000	98,740
Campbell Soup Co.
4.875%, 10/1/13	100,000	105,526
Capital One Bank USA N.A.
5.750%, 9/15/10	100,000	101,931
Capital One Capital 111
7.686%, 8/15/36	150,000	106,285
Capital One Capital IV
6.745%, 2/17/37(l)	110,000	73,630
Capital One Financial Corp.
7.375%, 5/23/14	300,000	309,354
5.250%, 2/21/17	200,000	173,218
Caterpillar Financial Services Corp.
5.050%, 12/1/10	200,000	208,308

See Notes to Financial Statements. 319

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
5.500%, 3/15/16		$200,000	$197,852
7.150%, 2/15/19		160,000	171,261
Caterpillar, Inc.
7.300%, 5/1/31		100,000	106,696
6.050%, 8/15/36		100,000	95,391
CBS Corp.
5.625%, 8/15/12		200,000	197,212
CenterPoint Energy Resources Corp.
Series B
7.875%, 4/1/13		200,000	213,334
Central European Distribution Corp.
8.000%, 7/25/12	EUR	1,118,400	1,325,761
Charter One Bank N.A.
6.375%, 5/15/12		$400,000	373,398
Chevron Corp.
3.450%, 3/3/12		841,000	867,490
Chubb Corp.
6.000%, 5/11/37		200,000	202,426
6.375%, 3/29/67(l)		250,000	200,000
Cisco Systems, Inc.
5.250%, 2/22/11		200,000	210,888
5.500%, 2/22/16		540,000	572,071
Citibank Credit Card Issuance Trust
Series 2006-A4 A4
5.450%, 5/10/13		2,200,000	2,318,563
Citigroup Commercial Mortgage Trust, Inc.
Series 2008-C7 A4
6.299%, 12/10/49(l)		1,825,000	1,492,003
Citigroup, Inc.
4.625%, 8/3/10		100,000	99,502
6.500%, 1/18/11		100,000	101,546
5.125%, 2/14/11		100,000	99,715
6.000%, 2/21/12		100,000	98,872
5.250%, 2/27/12		600,000	585,900
5.625%, 8/27/12		100,000	93,623
5.300%, 1/7/16		1,000,000	861,360
5.850%, 8/2/16		200,000	177,549
6.625%, 6/15/32		200,000	163,985
5.875%, 2/22/33		100,000	73,964
5.850%, 12/11/34		295,000	229,101
5.875%, 5/29/37		200,000	156,276
Coca-Cola Bottling Co. Consolidated
5.000%, 11/15/12		100,000	103,709
Coca-Cola Enterprises, Inc.
7.375%, 3/3/14		200,000	228,780
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13		100,000	114,000
9.455%, 11/15/22		100,000	116,915
Comcast Corp.
5.900%, 3/15/16		200,000	206,885
6.500%, 1/15/17		400,000	424,346
7.050%, 3/15/33		310,000	329,919
6.500%, 11/15/35		100,000	101,089
Comercia, Inc.
4.800%, 5/1/15		100,000	73,345
Commonwealth Edison Co.
6.150%, 3/15/12		100,000	106,158
6.150%, 9/15/17		600,000	623,341
ConAgra Foods, Inc.
6.750%, 9/15/11		100,000	106,939
7.000%, 10/1/28		100,000	99,359
ConocoPhillips
4.750%, 10/15/12		200,000	210,720
4.600%, 1/15/15		580,000	596,034

	Principal Amount		Value (Note 1)
5.900%, 10/15/32		$100,000	$99,239
ConocoPhillips Austalia Funding Co.
5.500%, 4/15/13		200,000	212,699
Consolidated Edison Co. of New York, Inc.
Series 02-B
4.875%, 2/1/13		100,000	103,866
Series 05-C
5.375%, 12/15/15		455,000	473,912
Constellation Brands, Inc.
8.500%, 11/15/09	GBP	885,000	1,474,202
Continental Airlines, Inc.
7.918%, 5/1/10		$200,000	195,000
6.563%, 2/15/12		100,000	90,375
Costco Wholesale Corp.
5.500%, 3/15/17		400,000	423,468
Countrywide Home Loans, Inc.
4.000%, 3/22/11		300,000	296,069
COX Communications, Inc.
5.450%, 12/15/14		200,000	198,537
5.500%, 10/1/15		500,000	484,429
Credit Suisse USA, Inc.
6.125%, 11/15/11		100,000	107,064
6.500%, 1/15/12		200,000	215,824
5.125%, 1/15/14		100,000	101,821
5.850%, 8/16/16		200,000	205,913
7.125%, 7/15/32		300,000	320,341
CRH America, Inc.
6.000%, 9/30/16		300,000	266,978
CS First Boston Mortgage Securities Corp.
Series 2001-CK1 C
6.730%, 12/18/35		1,175,000	1,125,157
CSX Corp.
6.750%, 3/15/11		100,000	104,976
7.375%, 2/1/19		275,000	298,661
CVS Caremark Corp.
6.250%, 6/1/27		400,000	406,016
CW Capital Cobalt Ltd.
Series 2007-C3 A4
6.015%, 5/15/46(l)		1,205,000	827,354
Daimler Finance N.A. LLC
4.875%, 6/15/10		1,320,000	1,320,978
5.875%, 3/15/11		900,000	914,962
7.300%, 1/15/12		200,000	207,109
6.500%, 11/15/13		300,000	304,961
Deere & Co.
6.950%, 4/25/14		300,000	340,262
8.100%, 5/15/30		300,000	361,775
Deutsche Bank Financial LLC
5.375%, 3/2/15		100,000	97,059
Developers Diversified Realty Corp.
5.375%, 10/15/12		100,000	67,601
Devon Energy Corp.
7.950%, 4/15/32		200,000	238,500
Dominion Resources, Inc.
5.700%, 9/17/12		100,000	106,370
8.875%, 1/15/19		637,000	759,649
Series A
5.000%, 12/1/14		300,000	306,995
Dow Chemical Co.
6.000%, 10/1/12		200,000	202,482
7.600%, 5/15/14		425,000	437,750
8.550%, 5/15/19		170,000	170,303
Duke Energy Carolinas LLC
Series C

See Notes to Financial Statements. 320

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
7.000%, 11/15/18	$224,000	$261,133
Duke Energy Corp.
6.250%, 1/15/12	700,000	752,762
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16	400,000	416,380
Eli Lilly & Co.
6.000%, 3/15/12	200,000	219,206
5.200%, 3/15/17	600,000	628,634
Embarq Corp.
6.738%, 6/1/13	300,000	302,833
7.082%, 6/1/16	100,000	97,659
Emerson Electric Co.
6.000%, 8/15/32	100,000	101,753
Enterprise Products Operating LLC
4.950%, 6/1/10	1,690,000	1,714,949
Exelon Corp.
4.900%, 6/15/15	200,000	186,217
5.625%, 6/15/35	445,000	358,199
Federal Home Loan Bank
3.625%, 10/18/13	2,700,000	2,791,678
5.250%, 6/5/17	3,800,000	4,198,532
Federal Home Loan Mortgage Corp.
2.750%, 4/11/11	10,900,000	11,208,241
3.875%, 6/29/11	2,500,000	2,627,005
5.125%, 7/15/12	8,300,000	9,093,563
4.875%, 11/15/13	4,100,000	4,473,485
5.000%, 12/14/18	1,000,000	949,401
5.000%, 7/1/20	717,481	746,584
5.000%, 10/1/20	396,548	412,633
5.500%, 5/1/21	649,903	680,732
5.500%, 5/1/22	467,570	489,385
6.750%, 9/15/29	300,000	366,168
6.250%, 7/15/32	700,000	831,740
5.500%, 3/1/33	6,035,076	6,262,276
6.000%, 9/1/34	2,512,098	2,638,537
6.000%, 5/1/35	2,083,404	2,180,453
4.500%, 10/1/35	3,667,527	3,662,333
6.500%, 8/1/36	4,582,238	4,875,877
7.000%, 10/1/37	926,884	997,532
5.000%, 8/1/38	9,074,889	9,242,760
5.500%, 12/1/38	8,869,594	9,168,357
6.000%, 7/15/39 TBA	10,500,000	10,956,099
6.500%, 7/15/39 TBA	2,400,000	2,550,000
5.500%, 8/15/39 TBA	13,600,000	13,986,758
Federal National Mortgage Association
5.125%, 4/15/11	2,700,000	2,891,317
5.375%, 11/15/11	1,900,000	2,071,697
4.625%, 10/15/14	1,000,000	1,078,645
5.000%, 4/15/15	900,000	985,480
4.375%, 10/15/15	100,000	105,687
5.375%, 6/12/17	4,300,000	4,797,523
4.500%, 3/1/18	4,601,086	4,773,435
5.500%, 10/1/19	304,655	321,107
4.500%, 6/1/23	4,899,770	5,007,238
5.000%, 9/1/23	7,624,716	7,901,398
6.000%, 10/1/23	1,774,832	1,881,388
5.500%, 1/1/24	2,877,862	3,015,567
4.000%, 5/1/24	2,986,636	2,991,613
6.250%, 5/15/29	600,000	704,416
5.000%, 3/1/34	10,639,096	10,901,205
5.000%, 5/1/34	1,762,298	1,801,605
5.500%, 9/1/34	6,655,139	6,901,522
5.500%, 7/1/35	4,530,221	4,693,689
5.000%, 9/1/35	3,910,505	4,007,748

	Principal Amount		Value (Note 1)
5.000%, 10/1/35		$9,646,031	$9,855,154
5.500%, 6/1/36		12,597,184	13,083,234
5.000%, 12/1/36		1,460,412	1,492,073
6.000%, 7/1/37		6,778,939	7,094,716
6.500%, 8/1/37		5,037,038	5,371,627
5.786%, 11/1/37(l)		15,820,038	16,581,947
6.000%, 2/1/38		17,006,192	17,794,760
5.500%, 11/1/38		6,541,734	6,762,454
6.000%, 11/1/38		9,691,564	10,140,957
4.500%, 3/1/39		9,976,514	9,968,622
5.000%, 3/1/39		6,990,605	7,127,959
4.000%, 7/25/39 TBA		4,300,000	4,169,656
4.500%, 7/25/39 TBA		4,200,000	4,190,811
5.000%, 7/25/39 TBA		3,400,000	3,461,625
5.500%, 8/25/39 TBA		2,700,000	2,776,783
6.500%, 8/25/39 TBA		2,700,000	2,863,687
FIA Card Services N.A.
7.125%, 11/15/12§		100,000	105,362
Financiang Corp Fico
9.800%, 4/6/18		400,000	554,360
First Union National Bank-Bank of America Commercial Mortgage Trust
Series 2001-C1 A2
6.136%, 3/15/33		1,507,951	1,521,690
FirstEnergy Corp.
Series C
7.375%, 11/15/31		200,000	188,772
Florida Power & Light Co.
4.850%, 2/1/13		100,000	103,952
5.950%, 10/1/33		100,000	106,490
5.850%, 5/1/37		170,000	179,339
Florida Power Corp.
5.900%, 3/1/33		200,000	207,448
Ford Credit Auto Owner Trust
Series 2007-B A4A
5.240%, 7/15/12		5,000,000	5,199,557
Fortune Brands, Inc.
5.375%, 1/15/16		400,000	366,934
Genentech, Inc.
5.250%, 7/15/35		100,000	93,164
General Dynamics Corp.
4.250%, 5/15/13		100,000	102,098
General Electric Capital Corp.
6.625%, 2/4/10	NZD	1,440,000	933,695
5.500%, 4/28/11		$200,000	207,033
6.000%, 6/15/12		100,000	105,119
7.625%, 12/10/14	NZD	2,000,000	1,208,469
4.875%, 3/4/15		$300,000	291,861
5.000%, 1/8/16		100,000	98,297
5.400%, 2/15/17		300,000	290,465
5.625%, 9/15/17		1,100,000	1,052,752
6.750%, 3/15/32		600,000	538,624
6.150%, 8/7/37		500,000	411,855
6.375%, 11/15/67(l)		575,000	383,652
General Electric Co.
5.000%, 2/1/13		700,000	728,361
General Mills, Inc.
6.000%, 2/15/12		735,000	791,297
Genworth Financial Inc.
6.500%, 6/15/34		100,000	60,582
Georgia Power Co.
Series K
5.125%, 11/15/12		100,000	106,171

See Notes to Financial Statements. 321

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18		$700,000	$741,443
Golden West Financial Corp.
4.750%, 10/1/12		100,000	101,308
Goldman Sachs Capital II
5.793%, 12/31/49(l)		325,000	198,071
Goldman Sachs Group, Inc.
6.600%, 1/15/12		100,000	106,473
5.250%, 10/15/13		500,000	510,298
5.125%, 1/15/15		400,000	393,450
5.350%, 1/15/16		400,000	381,367
5.750%, 10/1/16		600,000	587,491
5.625%, 1/15/17		900,000	855,371
6.125%, 2/15/33		300,000	279,996
6.750%, 10/1/37		500,000	444,497
Goodrich Corp.
6.800%, 7/1/36		100,000	98,421
Government National Mortgage Association
5.500%, 2/15/36		6,283,506	6,507,846
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5 A5
5.224%, 4/10/37(l)		2,105,000	1,800,561
GTE Corp.
6.840%, 4/15/18		100,000	104,125
H.J. Heinz Finance Co.
6.000%, 3/15/12		100,000	105,063
Halliburton Co.
5.500%, 10/15/10		1,385,000	1,448,551
Hartford Financial Services Group Inc.
4.750%, 3/1/14		100,000	87,285
HCP, Inc.
6.000%, 1/30/17		255,000	216,169
Hess Corp.
7.300%, 8/15/31		100,000	103,224
Hewlett-Packard Co.
6.500%, 7/1/12		200,000	220,023
5.500%, 3/1/18		600,000	630,715
Historic TW, Inc.
6.875%, 6/15/18		100,000	101,017
Home Depot, Inc.
5.250%, 12/16/13		100,000	102,745
5.400%, 3/1/16		500,000	499,110
Honda Auto Receivables Owner Trust
Series 2006-3 A3
5.120%, 10/15/10		1,310,986	1,319,738
Honeywell International, Inc.
6.125%, 11/1/11		100,000	109,178
5.400%, 3/15/16		400,000	424,314
HSBC Bank USA/New York
4.625%, 4/1/14		400,000	392,714
5.875%, 11/1/34		400,000	370,818
HSBC Finance Corp.
7.000%, 5/15/12		200,000	206,193
5.250%, 4/15/15		200,000	189,915
Illinois State
5.100%, 6/1/33		600,000	533,040
International Business Machines Corp.
4.750%, 11/29/12		725,000	777,386
5.875%, 11/29/32		600,000	620,536
International Paper Co.
4.000%, 4/1/10		300,000	300,714
9.375%, 5/15/19		180,000	183,485
Iron Mountain, Inc.
7.250%, 4/15/14	GBP	601,000	899,776

	Principal Amount		Value (Note 1)
6.750%, 10/15/18	EUR	708,000	$824,371
Jefferies Group, Inc.
6.250%, 1/15/36		$100,000	68,987
Johnson & Johnson
4.950%, 5/15/33		400,000	380,622
Johnson Controls, Inc.
5.250%, 1/15/11		100,000	101,084
4.875%, 9/15/13		100,000	96,198
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIBC B
6.446%, 3/15/33		2,000,000	1,944,027
Series 2006-LDP7 A4
6.065%, 4/15/45(l)		1,200,000	1,018,519
Series 2007-CB18 AM
5.466%, 6/12/47(l)		235,000	114,358
JPMorgan Chase & Co.
4.500%, 11/15/10		300,000	305,821
2.625%, 12/1/10		3,900,000	3,994,613
4.600%, 1/17/11		300,000	308,749
6.625%, 3/15/12		400,000	421,102
4.750%, 3/1/15		100,000	100,716
5.150%, 10/1/15		300,000	295,716
JPMorgan Chase Bank N.A.
5.875%, 6/13/16		300,000	289,136
6.000%, 7/5/17		925,000	900,991
6.000%, 10/1/17		600,000	584,003
JPMorgan Chase Capital XXV
6.800%, 10/1/37		1,475,000	1,268,501
Kellogg Co.
7.450%, 4/1/31		100,000	120,085
KeyBank N.A.
5.700%, 8/15/12		100,000	97,059
5.800%, 7/1/14		100,000	92,795
Kimberly-Clark Corp.
5.625%, 2/15/12		200,000	213,190
4.875%, 8/15/15		600,000	625,952
Kinder Morgan Energy Partners LP
7.500%, 11/1/10		100,000	104,241
6.750%, 3/15/11		100,000	104,808
5.000%, 12/15/13		800,000	787,174
5.800%, 3/15/35		100,000	84,418
Kraft Foods, Inc.
5.625%, 11/1/11		300,000	318,742
6.000%, 2/11/13		200,000	213,071
6.500%, 11/1/31		200,000	198,580
6.875%, 2/1/38		300,000	317,338
Kroger Co.
6.200%, 6/15/12		100,000	106,888
7.500%, 4/1/31		100,000	115,261
LB-UBS Commercial Mortgage Trust
Series 2003-C8 A4
5.124%, 11/15/32(l)		1,500,000	1,403,829
Lincoln National Corp.
6.150%, 4/7/36		300,000	209,015
Lockheed Martin Corp.
7.650%, 5/1/16		200,000	234,516
Series B
6.150%, 9/1/36		100,000	106,746
Lubrizol Corp.
5.500%, 10/1/14		100,000	99,179
M&I Marshall & llsley Bank
5.250%, 9/4/12		100,000	83,828

See Notes to Financial Statements. 322

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
Macy’s Retail Holdings Inc.
5.750%, 7/15/14		$200,000	$170,049
Marathon Oil Corp.
6.600%, 10/1/37		255,000	246,739
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19		205,000	230,690
McDonald’s Corp.
5.350%, 3/1/18		200,000	211,034
Mellon Funding Corp.
6.400%, 5/14/11		100,000	106,232
5.000%, 12/1/14		100,000	101,744
Merck & Co., Inc.
4.750%, 3/1/15		300,000	313,426
5.950%, 12/1/28		100,000	103,475
MetLife, Inc.
6.125%, 12/1/11		300,000	314,061
5.500%, 6/15/14		100,000	100,809
6.400%, 12/15/36		300,000	214,500
Series A
6.817%, 8/15/18		480,000	483,412
Metropolitan Edison Co.
4.875%, 4/1/14		100,000	97,182
Metropolitan Life Global Funding I
5.125%, 6/10/14(b)§		390,000	386,965
Metropolitan Transportation Authority
7.336%, 11/15/39		170,000	200,364
Microsoft Corp.
2.950%, 6/1/14		335,000	332,570
MidAmerican Energy Co.
5.800%, 10/15/36		200,000	195,613
MidAmerican Energy Holdings Co.
5.875%, 10/1/12		300,000	319,502
5.750%, 4/1/18		600,000	624,118
Morgan Stanley
5.050%, 1/21/11		600,000	611,831
6.600%, 4/1/12		300,000	317,627
5.300%, 3/1/13		300,000	303,860
5.375%, 11/14/13	GBP	525,000	821,078
4.750%, 4/1/14		$300,000	283,377
5.450%, 1/9/17		1,000,000	933,782
7.250%, 4/1/32		200,000	198,647
Morgan Stanley Capital I, Inc.
Series 2007-IQ14 A4
5.692%, 4/15/49(l)		1,205,000	878,352
Motorola, Inc.
7.625%, 11/15/10		100,000	101,738
Nabors Industries Inc.
6.150%, 2/15/18		360,000	345,586
National City Corp.
4.900%, 1/15/15		200,000	189,662
National Rural Utilities Cooperative Finance Corp.
4.750%, 3/1/14		200,000	205,804
5.450%, 4/10/17		400,000	409,594
8.000%, 3/1/32		100,000	112,337
Nationwide Financial Services, Inc.
6.750%, 5/15/37		60,000	35,446
Nestle Holdings, Inc.
5.500%, 11/18/09	AUD	358,000	289,941
New Cingular Wireless Services, Inc.
8.750%, 3/1/31		$200,000	243,762
Newmont Mining Corp.
5.875%, 4/1/35		100,000	93,376
News America Holdings, Inc.
8.000%, 10/17/16		100,000	106,410

	Principal Amount		Value (Note 1)
News America, Inc.
5.300%, 12/15/14		$300,000	$302,144
7.280%, 6/30/28		100,000	92,027
6.200%, 12/15/34		200,000	170,739
Nissan Motor Acceptance Corp.
4.625%, 3/8/10§		100,000	98,554
Norfolk Southern Corp.
8.625%, 5/15/10		1,015,000	1,075,291
6.750%, 2/15/11		300,000	316,538
5.900%, 6/15/19		275,000	284,999
Northrop Grumman Systems Corp.
7.125%, 2/15/11		300,000	322,009
7.750%, 2/15/31		100,000	125,133
Occidental Petroleum Corp.
6.750%, 1/15/12		100,000	108,986
7.000%, 11/1/13		200,000	228,975
Ohio Power Co.
6.600%, 2/15/33		325,000	326,404
Omnicom Group, Inc.
5.900%, 4/15/16		100,000	100,167
Oncor Electric Delivery Co.
6.375%, 1/15/15		300,000	313,691
Oracle Corp.
5.250%, 1/15/16		400,000	418,567
5.750%, 4/15/18		120,000	126,581
Pacific Gas & Electric Co.
4.800%, 3/1/14		300,000	315,834
5.800%, 3/1/37		100,000	100,500
Pemex Project Funding Master Trust
9.125%, 10/13/10		100,000	107,880
6.625%, 6/15/35		625,000	565,270
Pepco Holdings, Inc.
6.450%, 8/15/12		100,000	104,056
Pepsi Bottling Group, Inc.
Series B
7.000%, 3/1/29		100,000	117,074
PepsiCo, Inc.
7.900%, 11/1/18		400,000	486,642
Pfizer, Inc.
5.350%, 3/15/15		1,425,000	1,531,306
4.650%, 3/1/18		100,000	95,395
7.200%, 3/15/39		295,000	350,286
Pharmacia Corp.
6.600%, 12/1/28		100,000	111,229
Philip Morris International, Inc.
5.650%, 5/16/18		200,000	209,638
6.375%, 5/16/38		100,000	106,394
Pitney Bowes, Inc.
4.750%, 1/15/16		100,000	97,519
4.750%, 5/15/18		100,000	92,996
Plains All American Pipeline LP
6.500%, 5/1/18		210,000	212,502
PNC Funding Corp.
5.250%, 11/15/15		200,000	190,168
Port Authority of New York & New Jersey
6.040%, 12/1/29		375,000	388,211
Praxair, Inc.
3.950%, 6/1/13		100,000	101,876
Principal Life Global Funding l
6.250%, 2/15/12§		100,000	100,564
Procter & Gamble Co.
4.500%, 5/12/14	EUR	1,500,000	2,198,033
4.850%, 12/15/15		$100,000	107,214
5.125%, 10/24/17	EUR	1,500,000	2,223,727

See Notes to Financial Statements. 323

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
5.800%, 8/15/34		$300,000	$313,831
Progress Energy Inc.
7.750%, 3/1/31		100,000	117,484
Progressive Corp.
6.700%, 6/15/37(l)		220,000	155,123
Prudential Financial, Inc.
5.100%, 12/14/11		400,000	396,892
5.100%, 9/20/14		200,000	188,964
PSEG Power LLC
5.500%, 12/1/15		625,000	620,943
R.R. Donnelley & Sons Co.
4.950%, 4/1/14		100,000	87,050
6.125%, 1/15/17		425,000	373,834
Raytheon Co.
7.000%, 11/1/28		100,000	110,039
Regions Bank/Alabama
3.250%, 12/9/11		1,900,000	1,971,375
Regions Financial Corp.
6.375%, 5/15/12		700,000	642,212
Rockwood Specialties Group, Inc.
7.625%, 11/15/14	EUR	1,080,000	1,393,872
Safeway Inc.
6.500%, 3/1/11		$200,000	211,815
5.625%, 8/15/14		100,000	104,909
Sara Lee Corp.
6.250%, 9/15/11		100,000	105,692
Schering-Plough Corp.
5.550%, 12/1/13		600,000	644,492
Simon Property Group LP
6.100%, 5/1/16		200,000	186,641
SLM Corp.
6.500%, 6/15/10	NZD	795,000	375,807
5.375%, 5/15/14		$600,000	482,226
Southern California Edison Co.
6.000%, 1/15/34		355,000	376,605
Southern Power Co.
Series B
6.250%, 7/15/12		100,000	107,020
Southwest Airlines Co.
5.125%, 3/1/17		100,000	85,943
Sovereign Bank
5.125%, 3/15/13		100,000	93,036
Spectra Energy Capital LLC
7.500%, 9/15/38		170,000	166,347
State of California
7.550%, 4/1/39		340,000	309,533
State Street Bank and Trust Co.
5.300%, 1/15/16		100,000	95,522
8.250%, 3/15/42(l)		110,000	92,921
SunTrust Banks, Inc./Georgia
5.200%, 1/17/17		100,000	87,358
5.450%, 12/1/17		100,000	87,831
Sysco Corp.
5.375%, 9/21/35		100,000	95,465
Target Corp.
7.000%, 7/15/31		100,000	106,899
6.350%, 11/1/32		100,000	101,741
Tavelers Property Casualty Corp.
6.375%, 3/15/33		100,000	104,867
Tennessee Valley Authority
6.250%, 12/15/17		100,000	114,586
4.500%, 4/1/18		550,000	561,084
4.700%, 7/15/33		300,000	274,898

	Principal Amount		Value (Note 1)
TIAA Global Markets, Inc.
4.950%, 7/15/13§		$500,000	$513,928
Time Warner Cable, Inc.
6.200%, 7/1/13		1,245,000	1,311,787
8.250%, 4/1/19		360,000	408,462
7.625%, 4/15/31		600,000	583,294
Time Warner, Inc.
6.875%, 5/1/12		300,000	320,924
7.700%, 5/1/32		500,000	491,333
Toll Brothers Finance Corp.
6.875%, 11/15/12		100,000	96,358
Toyota Motor Credit Corp.
7.250%, 11/29/10	AUD	750,000	618,708
Travelers Cos., Inc.
5.750%, 12/15/17		$300,000	309,605
6.250%, 3/15/37(l)		250,000	201,491
U.S. Bancorp
4.500%, 7/29/10		100,000	102,033
U.S. Bank N.A./Ohio
6.375%, 8/1/11		200,000	214,301
4.950%, 10/30/14		100,000	103,198
U.S. Treasury Bonds
8.125%, 8/15/19		1,200,000	1,645,313
8.500%, 2/15/20		1,300,000	1,828,125
8.000%, 11/15/21		2,100,000	2,897,345
6.250%, 8/15/23		6,900,000	8,405,063
6.875%, 8/15/25		1,400,000	1,834,218
6.375%, 8/15/27		5,700,000	7,194,472
5.375%, 2/15/31		1,600,000	1,836,499
4.500%, 2/15/36		2,100,000	2,163,328
5.000%, 5/15/37		200,000	222,562
4.375%, 2/15/38		1,200,000	1,211,813
4.500%, 5/15/38		3,100,000	3,200,266
3.500%, 2/15/39		15,870,000	13,722,629
4.250%, 5/15/39		1,960,000	1,940,086
U.S. Treasury Notes
2.000%, 9/30/10		3,200,000	3,255,126
1.250%, 11/30/10		8,000,000	8,059,040
4.250%, 1/15/11		4,300,000	4,522,727
0.875%, 1/31/11		3,100,000	3,101,705
0.875%, 2/28/11		2,500,000	2,498,250
0.875%, 5/31/11		11,000,000	10,960,510
4.500%, 9/30/11		12,800,000	13,718,003
4.625%, 2/29/12		11,100,000	12,028,759
1.375%, 5/15/12		4,000,000	3,977,520
4.750%, 5/31/12		2,800,000	3,052,874
1.875%, 6/15/12		4,895,000	4,930,587
4.250%, 9/30/12		2,100,000	2,265,866
3.875%, 10/31/12		2,700,000	2,886,467
3.625%, 12/31/12		2,300,000	2,438,359
2.750%, 2/28/13		10,900,000	11,210,824
1.500%, 12/31/13		5,500,000	5,297,617
1.875%, 4/30/14		18,845,000	18,287,000
4.000%, 2/15/15		1,100,000	1,168,664
4.125%, 5/15/15		1,200,000	1,279,874
2.625%, 4/30/16		4,000,000	3,867,500
3.250%, 6/30/16		3,675,000	3,686,484
4.875%, 8/15/16		1,400,000	1,547,766
4.625%, 2/15/17		2,400,000	2,611,313
4.500%, 5/15/17		4,300,000	4,640,306
4.250%, 11/15/17		10,100,000	10,712,313
4.000%, 8/15/18		3,500,000	3,630,431
3.750%, 11/15/18		1,465,000	1,490,301
2.750%, 2/15/19		21,550,000	20,182,867

See Notes to Financial Statements. 324

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
3.125%, 5/15/19		$5,000	$4,836
UBS Preferred Funding Trust I
8.622%, 12/31/49(l)		275,000	195,829
UBS Preferred Funding Trust V
6.243%, 5/29/49(l)		150,000	88,500
Unilever Capital Corp.
7.125%, 11/1/10		100,000	106,771
5.900%, 11/15/32		200,000	214,193
Union Planters Corp.
4.375%, 12/1/10		100,000	96,903
Unionbancal Corp.
5.250%, 12/16/13		100,000	92,352
United Parcel Service, Inc.
8.375%, 4/1/30(e)		100,000	122,816
United Technologies Corp.
6.350%, 3/1/11		100,000	107,045
4.875%, 5/1/15		400,000	425,348
6.125%, 2/1/19		287,000	317,648
UnitedHealth Group, Inc.
5.375%, 3/15/16		200,000	188,109
5.800%, 3/15/36		400,000	323,542
US Bank N.A./Cincinnati OH
4.800%, 4/15/15		100,000	98,242
USB Capital IX
6.189%, 12/31/49(l)		275,000	185,625
Valero Energy Corp.
6.875%, 4/15/12		200,000	212,682
6.625%, 6/15/37		300,000	255,936
Verizon Communications, Inc.
6.875%, 6/15/12		200,000	219,753
7.375%, 9/1/12		300,000	335,615
4.375%, 6/1/13		200,000	204,070
4.900%, 9/15/15		300,000	299,646
7.750%, 12/1/30		600,000	670,070
5.850%, 9/15/35		100,000	93,010
7.350%, 4/1/39		100,000	108,965
Viacom, Inc.
6.250%, 4/30/16		300,000	295,548
5.500%, 5/15/33		100,000	69,692
6.875%, 4/30/36		100,000	92,131
Virginia Electric & Power Co.
5.950%, 9/15/17		700,000	751,437
Series A
5.400%, 1/15/16		100,000	104,344
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32 A2
5.924%, 6/15/49(l)		2,375,000	2,216,530
Series 2007-C33 A4
6.100%, 2/15/51(l)		1,130,000	831,905
Wachovia Bank N.A.
5.600%, 3/15/16		400,000	375,594
6.600%, 1/15/38		800,000	779,854
Wachovia Capital Trust III
5.800%, 12/31/49(l)		525,000	315,000
Wachovia Corp.
5.300%, 10/15/11		800,000	833,678
4.875%, 2/15/14		100,000	97,668
5.500%, 8/1/35		300,000	231,669
Wal-Mart Stores, Inc.
4.125%, 7/1/10		200,000	204,908
4.125%, 2/15/11		200,000	207,559
5.000%, 4/5/12		1,000,000	1,084,930
4.750%, 1/29/13	GBP	255,000	435,800
7.550%, 2/15/30		$100,000	126,989

	Principal Amount	Value (Note 1)
5.250%, 9/1/35	$400,000	$381,394
Walt Disney Co.
6.375%, 3/1/12	100,000	109,823
Waste Management, Inc.
7.375%, 8/1/10	100,000	104,206
6.375%, 11/15/12	100,000	106,189
7.375%, 3/11/19	283,000	303,269
7.000%, 7/15/28	100,000	94,683
WellPoint, Inc.
5.250%, 1/15/16	200,000	189,484
5.950%, 12/15/34	100,000	80,498
Wells Fargo & Co.
4.625%, 8/9/10	200,000	205,110
5.125%, 9/15/16	100,000	94,887
5.375%, 2/7/35	200,000	175,891
Wells Fargo Bank N.A.
5.950%, 8/26/36	400,000	357,962
Wells Fargo Capital X
5.950%, 12/15/36	525,000	388,500
Wells Fargo Capital XIII
7.700%, 12/29/49(l)	625,000	518,750
Weyerhaeuser Co.
6.750%, 3/15/12	300,000	300,108
Wyeth
5.500%, 2/1/14	400,000	428,093
5.500%, 2/15/16	200,000	209,352
6.500%, 2/1/34	100,000	110,502
XCEL Energy, Inc.
6.500%, 7/1/36	100,000	99,834
XTO Energy, Inc.
5.300%, 6/30/15	100,000	102,784
5.650%, 4/1/16	100,000	101,239
6.500%, 12/15/18	100,000	107,284
6.375%, 6/15/38	300,000	306,599
Yum!Brands Inc.
8.875%, 4/15/11	100,000	109,159

Total United States		693,529,270

Total Long Term Debt Securities (97.5%) (Cost $991,324,725)		979,767,952

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (6.1%)
JPMorgan Chase Nassau 0.000%, 7/1/09 (Amortized Cost $61,617,801)	$61,617,801	$61,617,801

Total Investments (103.6%) (Cost/Amortized Cost $1,052,942,526)		1,041,385,753
Other Assets Less Liabilities (-3.6%)		(36,559,195)

Net Assets (100%)		$1,004,826,558

See Notes to Financial Statements. 325

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2009, the market value of these securities amounted to $6,398,559 or 0.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2009. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
DKK	—	Denmark Krone
EUR	—	European Currency Unit
GBP	—	British Pound
KRW	—	Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
TBA	—	Security is subject to delayed delivery.

At June 30, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Buy Currency vs. Sell Currency	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Buy Value	U.S. $ Sell Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. Japanese Yen, expiring 7/14/09	1,645	244,335	$2,706,354	$2,536,671	$169,683
British Pound vs. Japanese Yen, expiring 7/14/09	2,911	415,000	4,789,603	4,308,501	481,102
European Union vs. Canadian Dollar, expiring 10/2/09	5,899	9,555	8,273,739	8,218,404	55,335
European Union vs. Japanese Yen, expiring 8/13/09	17,928	2,380,000	25,150,907	24,717,642	433,265
European Union vs. Japanese Yen, expiring 8/13/09	67,242	8,812,000	94,329,754	91,472,466	2,857,288
European Union vs. Swedish Krona, expiring 7/6/09	11,040	121,041	15,487,464	15,689,583	(202,119)
European Union vs. U.S. Dollar, expiring 8/13/09	53,075	74,861	74,456,448	74,861,359	(404,911)
European Union vs. U.S. Dollar, expiring 9/2/09	2,795	3,902	3,920,928	3,902,155	18,773
Japanese Yen vs. Australian Dollar, expiring 9/25/09	1,495,852	20,115	15,542,921	16,106,081	(563,160)
Japanese Yen vs. European Union, expiring 8/13/09	6,740,000	50,015	69,998,702	70,163,320	(164,618)
Japanese Yen vs. European Union, expiring 8/13/09	245,000	1,849	2,544,463	2,594,536	(50,073)
Japanese Yen vs. European Union, expiring 8/13/09	5,325,000	40,113	55,303,128	56,272,514	(969,386)
Japanese Yen vs. New Zealand Dollar, expiring 7/14/09	264,500	4,586	2,746,021	2,956,876	(210,855)
Japanese Yen vs. New Zealand Dollar, expiring 8/13/09	415,000	7,070	4,310,009	4,550,295	(240,286)
Japanese Yen vs. U.S. Dollar, expiring 8/7/09	3,385,140	34,297	35,154,215	34,297,264	856,951
New Zealand Dollar vs. U.S. Dollar, expiring 7/14/09	20,400	12,342	13,153,104	12,342,000	811,104
Swedish Krona vs. European Union, expiring 7/6/09	111,991	10,114	14,516,504	14,188,040	328,464
Swedish Krona vs. European Union, expiring 7/6/09	9,050	854	1,173,078	1,197,716	(24,638)
U.S. Dollar vs. British Pound, expiring 9/16/09	17,766	10,800	17,766,000	17,766,504	(504)
U.S. Dollar vs. European Union, expiring 8/20/09	11,483	8,510	11,482,543	11,938,253	(455,710)
U.S. Dollar vs. European Union, expiring 9/2/09	37,144	26,420	37,143,931	37,062,945	80,986
U.S. Dollar vs. New Zealand Dollar, expiring 7/14/09	2,118	3,740	2,117,737	2,411,402	(293,665)
U.S. Dollar vs. New Zealand Dollar, expiring 7/14/09	16,202	28,120	16,201,901	18,130,651	(1,928,750)

					$584,276

See Notes to Financial Statements. 326

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$–	$9,123,233	$–	$9,123,233
Collateralized debt obligations	–	18,089,186	–	18,089,186
Corporate Bonds
Consumer Discretionary	–	20,459,274	–	20,459,274
Consumer Staples	–	36,222,213	–	36,222,213
Energy	–	14,630,075	–	14,630,075
Financials	–	83,536,222	–	83,536,222
Health Care	–	10,630,259	–	10,630,259
Industrials	–	14,838,140	–	14,838,140
Information Technology	–	4,104,071	–	4,104,071
Materials	–	8,583,116	–	8,583,116
Telecommunication Services	–	30,646,304	–	30,646,304
Utilities	–	26,303,925	–	26,303,925
Forward Currency Contracts Government Securities	–	6,092,951	–	6,092,951
Agency ABS	–	1,504,928	–	1,504,928
Foreign Governments	–	163,133,981	–	163,133,981
Municipal Bonds	–	1,431,148	–	1,431,148
Supranational	–	19,649,949	–	19,649,949
U.S. Government Agencies	–	301,466,320	–	301,466,320
U.S. Treasuries	–	215,415,608	–	215,415,608
Short-Term Investments	–	61,617,801	–	61,617,801
Total Asset	$–	$1,047,478,704	$–	$1,047,478,704
Liability:
Forward Currency Contracts	$–	$(5,508,675)	$–	$(5,508,675)
Total Liability	$–	$(5,508,675)	$–	$(5,508,675)
Total	$–	$1,041,970,029	$–	$1,041,970,029

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	6,092,951
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$6,092,951

See Notes to Financial Statements. 327

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	(5,508,675)
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	–	*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(5,508,675)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	23,980,062	–	23,980,062
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$–	$23,980,062	$–	$23,980,062

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	(39,063,869)	–	(39,063,869)
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$–	$(39,063,869)	$–	$(39,063,869)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$854,565,262
Long-term U.S. Treasury securities	343,423,162

$1,197,988,424

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$914,905,326
Long-term U.S. Treasury securities	185,830,203

$1,100,735,529

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,973,859
Aggregate gross unrealized depreciation	(24,530,632)

Net unrealized depreciation	$(11,556,773)

Federal income tax cost of investments	$1,052,942,526

See Notes to Financial Statements. 328

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.7%)
AGL Energy Ltd.	34,872	$376,061
Alumina Ltd.	184,766	212,072
Amcor Ltd.	59,364	238,349
AMP Ltd.	180,559	707,483
Aristocrat Leisure Ltd.	36,151	109,860
Arrow Energy Ltd.*	55,178	157,015
ASX Ltd.	15,692	466,211
Australia & New Zealand Banking Group Ltd.	199,403	2,636,040
Bendigo and Adelaide Bank Ltd.	26,924	150,587
BHP Billiton Ltd.	289,790	7,942,397
Billabong International Ltd.	18,056	126,887
BlueScope Steel Ltd.	160,275	324,184
Boral Ltd.	58,560	190,758
Brambles Ltd.	127,626	610,563
Caltex Australia Ltd.	12,534	139,259
CFS Retail Property Trust (REIT)	111,711	147,692
Coca-Cola Amatil Ltd.	41,191	285,348
Cochlear Ltd.	3,962	184,039
Commonwealth Bank of Australia	128,437	4,015,851
Computershare Ltd.	43,112	312,400
Crown Ltd.	33,854	197,277
CSL Ltd.	53,799	1,390,484
CSR Ltd.	118,354	161,169
Dexus Property Group (REIT)	383,199	229,726
Energy Resources of Australia Ltd.	6,729	126,288
Fairfax Media Ltd.	167,864	164,318
Fortescue Metals Group Ltd.*	106,578	323,163
Foster’s Group Ltd.	168,940	700,214
Goodman Fielder Ltd.	116,036	121,538
GPT Group (REIT)	796,081	310,722
Harvey Norman Holdings Ltd.	49,813	131,966
Incitec Pivot Ltd.	154,001	293,048
Insurance Australia Group Ltd.	183,716	515,231
Leighton Holdings Ltd.	13,988	263,366
Lend Lease Corp., Ltd.	28,498	160,533
Lion Nathan Ltd.	28,938	270,739
Macquarie Airports	62,178	113,569
Macquarie Group Ltd.	27,313	857,889
Macquarie Infrastructure Group	203,013	233,154
Metcash Ltd.	51,534	178,465
Mirvac Group (REIT)	220,369	189,925
National Australia Bank Ltd.	163,832	2,949,646
Newcrest Mining Ltd.	42,770	1,048,044
Nufarm Ltd.	11,226	82,606
OneSteel Ltd.	129,826	267,806
Orica Ltd.	33,882	589,836
Origin Energy Ltd.	75,742	891,253
OZ Minerals Ltd.	281,517	208,544
Paladin Energy Ltd.*	53,594	211,023
Perpetual Ltd.	1,521	34,829
Qantas Airways Ltd.	115,003	185,519
QBE Insurance Group Ltd.	87,718	1,399,613
Rio Tinto Ltd.	25,214	1,055,262
Santos Ltd.	70,818	831,936
Sims Metal Management Ltd.	11,579	241,074
Sonic Healthcare Ltd.	34,341	339,979
SP AusNet	131,493	81,361
Stockland Corp., Ltd. (REIT)	211,153	541,424
Suncorp-Metway Ltd.	121,145	650,496
TABCORP Holdings Ltd.	55,636	320,165
Tatts Group Ltd.	80,646	165,425

	Number of Shares	Value (Note 1)
Telstra Corp., Ltd.	385,880	$1,052,899
Toll Holdings Ltd.	63,098	313,049
Transurban Group	91,068	303,283
Wesfarmers Ltd.	89,522	1,629,630
Wesfarmers Ltd. (PPS)	11,420	215,535
Westfield Group (REIT)	179,377	1,633,846
Westpac Banking Corp.	249,841	4,047,016
Woodside Petroleum Ltd.	43,459	1,505,921
Woolworths Ltd.	107,824	2,279,980
WorleyParsons Ltd.	14,415	274,634

		51,617,474

Austria (0.1%)
Erste Group Bank AG	17,068	463,736
OMV AG	14,541	545,120
Raiffeisen International Bank Holding AG	3,793	131,722
Telekom Austria AG	28,020	438,412
Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	6,037	307,933
Vienna Insurance Group	3,613	157,034
Voestalpine AG	11,572	317,490

		2,361,447

Belgium (0.4%)
Anheuser-Busch InBev N.V.	63,321	2,292,382
Belgacom S.A.	13,536	432,733
Cie Nationale a Portefeuille	2,506	121,151
Colruyt S.A.	1,329	303,287
Delhaize Group	9,377	660,209
Dexia S.A.*	47,677	361,543
Fortis*	198,297	676,077
Groupe Bruxelles Lambert S.A.	7,328	536,659
KBC Groep N.V.*	15,217	277,596
Mobistar S.A.	2,811	173,512
Solvay S.A., Class A	5,709	481,673
UCB S.A.	7,939	254,493
Umicore	10,549	240,273

		6,811,588

Bermuda (0.1%)
Nabors Industries Ltd.*	23,771	370,352
Seadrill Ltd.	26,898	386,495
XL Capital Ltd., Class A	28,915	331,366

		1,088,213

Brazil (2.8%)
Banco Bradesco S.A. (Preference)	66,300	974,453
Banco Bradesco S.A. (ADR)	117,100	1,729,567
BM&F Bovespa S.A.	655,700	3,915,126
Cia Brasileira de Meios de Pagamento*	225,400	1,947,447
Cia de Bebidas das Americas (Preference) (ADR)	56,500	3,662,895
Itau Unibanco Holding S.A. (ADR)	502,704	7,957,804
Itau Unibanco Holding S.A. (Preference)	117,433	1,851,240
Lojas Arapua S.A. (Preference)(b)*§†	1,248,000	—
Lojas Renner S.A.	39,100	433,003
MRV Engenharia e Participacoes S.A.	122,900	1,665,845
NET Servicos de Comunicacao S.A. (Preference)*	358,808	3,497,439
PDG Realty S.A. Empreendimentos e Participacoes	147,800	1,562,856
Perdigao S.A.*	188,927	3,578,959
Petroleo Brasileiro S.A. (Preference)	490,442	8,149,422

See Notes to Financial Statements. 329

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Petroleo Brasileiro S.A. (Preference) (ADR)	90,900	$3,032,424
Ultrapar Participacoes S.A. (Preference)	52,400	1,651,289
Vale S.A. (Preference)	34,456	529,281
Vale S.A. (ADR)	537,385	8,248,860

		54,387,910

China (3.6%)
Anhui Conch Cement Co., Ltd., Class H	509,000	3,175,861
Bank of China Ltd., Class H	13,768,900	6,524,158
BYD Electronic International Co., Ltd.*	1,738,000	1,063,109
China Citic Bank	4,355,000	2,851,122
China Communications Services Corp., Ltd., Class H	2,174,000	1,340,980
China Construction Bank Corp., Class H^	9,738,000	7,528,573
China Dongxiang Group Co.	1,616,600	1,083,839
China Life Insurance Co., Ltd., Class H	1,628,000	6,011,107
China Oilfield Services Ltd., Class H	1,794,000	1,928,547
China Railway Construction Corp., Ltd., Class H*	897,500	1,382,207
China Zhongwang Holdings Ltd.*	3,418,800	4,693,651
Datang International Power Generation Co., Ltd., Class H^	2,487,000	1,503,288
Dongfeng Motor Group Co., Ltd., Class H	6,107,000	5,135,630
Foxconn International Holdings Ltd.*	141,000	93,957
Industrial & Commercial Bank of China Ltd., Class H	12,399,000	8,610,729
PetroChina Co., Ltd., Class H	7,058,000	7,786,423
Ping An Insurance Group Co. of China Ltd., Class H	530,000	3,574,613
Yanzhou Coal Mining Co., Ltd., Class H^	2,876,000	3,949,869

		68,237,663

Cyprus (0.0%)
Bank of Cyprus PCL	53,142	296,330

Czech Republic (0.5%)
CEZ A/S	93,652	4,220,182
Komercni Banka A/S	22,487	3,109,045
Telefonica O2 Czech Republic A/S	93,256	2,118,905

		9,448,132

Denmark (0.4%)
A. P. Moller - Maersk A/S, Class A	41	240,844
A. P. Moller - Maersk A/S, Class B	104	624,493
Carlsberg A/S, Class B	8,993	578,052
Coloplast A/S, Class B	1,506	103,763
Danske Bank A/S*	42,328	730,635
DSV A/S*	19,346	240,273
H. Lundbeck A/S	6,400	121,913
Novo Nordisk A/S, Class B	39,975	2,172,723
Novozymes A/S, Class B	4,303	349,740
Topdanmark A/S*	1,373	160,460
TrygVesta A/S	2,279	134,454
Vestas Wind Systems A/S*	18,358	1,319,717
William Demant Holding A/S*	1,298	67,182

		6,844,249

Finland (0.5%)
Elisa Oyj	12,539	206,705
Fortum Oyj	40,837	931,477

	Number of Shares	Value (Note 1)
Kesko Oyj, Class B	4,663	$123,614
Kone Oyj, Class B	13,064	401,217
Metso Oyj	13,098	245,341
Neste Oil Oyj	11,464	159,600
Nokia Oyj	319,556	4,663,496
Nokian Renkaat Oyj	10,610	200,049
Orion Oyj, Class B	5,670	88,961
Outokumpu Oyj	11,553	200,091
Pohjola Bank plc	13,409	107,245
Rautaruukki Oyj	8,313	166,251
Sampo Oyj, Class A	39,439	744,232
Sanoma Oyj	4,459	69,355
Stora Enso Oyj, Class R*	56,973	300,653
UPM-Kymmene Oyj	49,913	435,010
Wartsila Oyj	8,214	265,333

		9,308,630

France (3.6%)
Accor S.A.	13,732	546,060
Aeroports de Paris S.A.	2,942	215,900
Air France-KLM	14,819	189,987
Air Liquide S.A.	21,466	1,965,656
Alcatel-Lucent*	217,912	549,096
Alstom S.A.	17,532	1,037,656
Atos Origin S.A.*	5,017	170,335
BioMerieux	1,334	117,007
BNP Paribas S.A.	70,923	4,602,469
Bouygues S.A.	20,961	788,241
Bureau Veritas S.A.	4,509	222,416
Cap Gemini S.A.	13,277	490,402
Carrefour S.A.	54,957	2,350,918
Casino Guichard Perrachon S.A.	4,448	300,444
Christian Dior S.A.	5,806	434,188
Cie de Saint-Gobain S.A.	32,468	1,085,613
Cie Generale de Geophysique - Veritas*	14,763	266,513
Cie Generale d’Optique Essilor International S.A.	18,653	890,460
CNP Assurances S.A.	3,771	360,044
Compagnie Generale des Etablissements Michelin, Class B	13,520	772,724
Credit Agricole S.A.	77,965	976,509
Danone S.A.	47,583	2,353,166
Dassault Systemes S.A.	6,784	299,971
EDF S.A.	20,726	1,010,682
Eiffage S.A.	3,776	220,343
Eramet S.A.	575	150,886
Eurazeo S.A.	3,169	132,093
Eutelsat Communications S.A.	9,165	236,765
Fonciere Des Regions (REIT)	2,335	175,692
France Telecom S.A.	156,904	3,564,894
GDF Suez S.A.	101,068	3,775,672
Gecina S.A. (REIT)	1,777	109,948
Hermes International S.A.	4,932	686,487
ICADE (REIT)	1,842	151,487
Iliad S.A.	1,512	146,866
Imerys S.A.*	3,667	154,108
Ipsen S.A.	2,443	106,802
J.C. Decaux S.A.*	7,930	126,208
Klepierre S.A. (REIT)	8,622	222,397
Lafarge S.A.*	17,977	1,220,587
Lagardere S.C.A.	11,698	389,360
Legrand S.A.	9,555	208,749
L’Oreal S.A.	20,875	1,562,879

See Notes to Financial Statements. 330

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
LVMH Moet Hennessy Louis Vuitton S.A.	21,274	$1,628,333
M6-Metropole Television	6,185	117,192
Natixis S.A.*	94,874	183,592
Neopost S.A.	2,890	259,881
PagesJaunes Groupe S.A.	14,302	139,247
Pernod-Ricard S.A.	17,760	1,121,229
Peugeot S.A.*	14,998	395,607
PPR S.A.	7,166	586,361
Publicis Groupe S.A.	11,889	362,997
Renault S.A.*	16,755	618,544
Safran S.A.	19,184	253,650
Sanofi-Aventis S.A.	90,038	5,295,245
Schneider Electric S.A.	20,408	1,560,797
SCOR SE	16,895	346,973
Societe BIC S.A.	2,544	146,112
Societe Des Autoroutes Paris-Rhin-Rhone	2,156	146,832
Societe Generale S.A.	39,665	2,164,102
Societe Television Francaise 1 S.A.	14,288	160,731
Sodexo S.A.	9,145	470,384
Suez Environnement S.A.	26,168	458,891
Technip S.A.	9,850	484,177
Thales S.A.	8,845	395,818
Total S.A.	181,905	9,852,372
Unibail-Rodamco S.A. (REIT)	7,481	1,117,144
Vallourec S.A.	4,918	597,911
Veolia Environnement	34,568	1,021,240
Vinci S.A.	36,453	1,636,018
Vivendi S.A.	100,855	2,415,912

		69,275,972

Germany (2.9%)
Adidas AG	18,270	696,156
Allianz SE (Registered)	38,744	3,582,726
BASF SE	78,958	3,149,351
Bayer AG	65,163	3,498,997
Bayerische Motoren Werke (BMW) AG (Preference)	2,645	63,731
Bayerische Motoren Werke (BMW) AG	30,301	1,144,381
Beiersdorf AG	6,808	320,930
Celesio AG	6,043	138,898
Commerzbank AG*	65,964	410,138
Daimler AG	77,419	2,801,172
Deutsche Bank AG (Registered)	46,345	2,820,228
Deutsche Boerse AG	16,939	1,316,564
Deutsche Lufthansa AG (Registered)	23,075	290,062
Deutsche Post AG (Registered)	72,257	944,419
Deutsche Postbank AG*	6,459	164,690
Deutsche Telekom AG (Registered)	235,424	2,782,370
E.ON AG	161,329	5,726,271
Fraport AG	2,367	101,476
Fresenius Medical Care AG & Co. KGaA	17,587	784,881
Fresenius SE	1,577	73,997
Fresenius SE (Preference)	6,311	341,031
GEA Group AG	14,442	219,083
Hamburger Hafen und Logistik AG	1,436	55,440
Hannover Rueckversicherung AG (Registered)*	5,547	205,202
Henkel AG & Co. KGaA	9,930	267,761
Henkel AG & Co. KGaA (Preference)	14,602	456,232
Hochtief AG	3,881	196,077
K+S AG	13,509	760,983

	Number of Shares	Value (Note 1)
Linde AG	12,982	$1,067,313
MAN SE	9,903	609,076
Merck KGaA	5,723	583,461
Metro AG	9,931	474,728
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	17,814	2,409,249
Porsche Automobil Holding SE (Preference)	7,963	535,119
Puma AG Rudolf Dassler Sport	363	79,678
RWE AG	35,740	2,821,476
RWE AG (Non-Voting Preference)	2,823	188,100
Salzgitter AG	3,548	311,937
SAP AG	73,376	2,958,218
Siemens AG (Registered)	69,904	4,839,485
Solarworld AG	7,684	181,458
Suedzucker AG	3,957	80,483
ThyssenKrupp AG	31,113	775,172
TUI AG*	14,260	105,386
United Internet AG*	8,501	99,856
Volkswagen AG	7,359	2,491,154
Volkswagen AG (Preference)	8,968	627,478
Wacker Chemie AG	1,113	128,197

		54,680,271

Greece (0.2%)
Alpha Bank AE*	35,752	386,319
Coca Cola Hellenic Bottling Co. S.A.	14,389	294,845
EFG Eurobank Ergasias S.A.*	24,004	250,058
Hellenic Petroleum S.A.	7,176	69,369
Hellenic Telecommunications Organization S.A.	23,801	363,287
Marfin Investment Group S.A.*	50,505	215,186
National Bank of Greece S.A.*	45,547	1,247,906
OPAP S.A.	21,101	560,403
Piraeus Bank S.A.*	27,917	275,181
Public Power Corp. S.A.*	10,934	225,036
Titan Cement Co. S.A.	5,317	140,020

		4,027,610

Hong Kong (2.4%)
ASM Pacific Technology Ltd.	12,000	62,056
Bank of East Asia Ltd.	120,800	368,037
Beijing Enterprises Holdings Ltd.^	567,000	2,826,009
Belle International Holdings Ltd.	2,401,000	2,107,891
BOC Hong Kong Holdings Ltd.	335,500	593,878
Cathay Pacific Airways Ltd.	68,000	93,461
Cheung Kong Holdings Ltd.	126,000	1,444,490
Cheung Kong Infrastructure Holdings Ltd.	28,000	98,195
China Mobile Ltd.^	827,500	8,297,638
China Resources Power Holdings Co., Ltd.^	1,042,000	2,306,476
Chinese Estates Holdings Ltd.	55,500	101,597
CLP Holdings Ltd.	186,000	1,233,839
Esprit Holdings Ltd.	98,900	550,667
Fushan International Energy Group Ltd.*	1,738,000	972,596
Genting Singapore plc*	320,000	150,226
GOME Electrical Appliances Holdings Ltd.(b)^§	23,902,000	5,952,331
Hang Lung Group Ltd.	64,000	300,850
Hang Lung Properties Ltd.	184,000	607,387
Hang Seng Bank Ltd.	66,700	946,947
Henderson Land Development Co., Ltd.	103,000	589,272
Hong Kong & China Gas Co., Ltd.	345,000	725,118

See Notes to Financial Statements. 331

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Hong Kong Aircraft Engineering Co., Ltd.	2,800	$32,759
Hong Kong Exchanges and Clearing Ltd.	91,800	1,424,226
HongKong Electric Holdings Ltd.	123,000	684,202
Hopewell Holdings Ltd.	55,000	171,645
Hutchison Whampoa Ltd.	193,000	1,258,366
Hysan Development Co., Ltd.	55,000	141,047
Kerry Properties Ltd.	62,500	277,813
Li & Fung Ltd.	208,000	556,004
Lifestyle International Holdings Ltd.	30,500	42,255
Link REIT (REIT)	192,500	410,403
Mongolia Energy Co., Ltd.*	181,212	67,483
MTR Corp.	117,500	352,117
New World Development Ltd.	199,000	359,210
Noble Group Ltd.	146,000	182,791
NWS Holdings Ltd.	59,000	106,200
Orient Overseas International Ltd.	21,500	91,249
PCCW Ltd.	415,000	108,107
Shanghai Industrial Holdings Ltd.	1,202,000	4,878,624
Shangri-La Asia Ltd.	96,000	143,559
Sino Land Co.	162,000	266,206
Sun Hung Kai Properties Ltd.	122,000	1,518,543
Swire Pacific Ltd., Class A	72,500	730,001
Television Broadcasts Ltd.	24,000	96,833
Wharf Holdings Ltd.	132,000	558,036
Wheelock & Co., Ltd.	65,000	167,256
Wing Hang Bank Ltd.	16,500	146,016
Yue Yuen Industrial Holdings Ltd.	40,500	95,336

		45,195,248

Hungary (0.1%)
Richter Gedeon Nyrt	12,864	2,309,675

India (2.2%)
Axis Bank Ltd.	173,500	2,995,427
Bharat Heavy Electricals Ltd.	124,104	5,699,857
Deccan Chronicle Holdings Ltd.	521,200	805,397
HDFC Bank Ltd.	228,414	7,077,384
Hero Honda Motors Ltd.	128,403	3,744,931
Hindustan Petroleum Corp. Ltd.	219,541	1,369,925
Hindustan Unilever Ltd.	542,432	3,024,946
Infosys Technologies Ltd.	95,390	3,528,907
ITC Ltd.	361,955	1,440,252
Jaiprakash Associates Ltd.	752,498	3,204,784
Maruti Suzuki India Ltd.	49,787	1,109,413
State Bank of India Ltd.	105,375	3,831,779
Union Bank of India Ltd.	417,908	2,108,086
Unitech Ltd.	1,763,595	2,922,695

		42,863,783

Indonesia (0.9%)
PT Astra International Tbk	1,088,900	2,534,051
PT Bank Central Asia Tbk	9,861,500	3,400,093
PT Bank Mandiri Persero Tbk	8,459,500	2,608,331
PT Bank Rakyat Indonesia	4,244,500	2,607,909
PT Bumi Resources Tbk	4,981,500	902,522
PT Indocement Tunggal Prakarsa Tbk	1,068,500	808,954
PT Perusahaan Gas Negara	6,597,500	2,027,749
PT Telekomunikasi Indonesia Tbk	2,744,500	2,032,809

		16,922,418

Ireland (0.1%)
CRH plc	61,989	1,421,170
Elan Corp. plc*	41,091	275,085
Experian plc	93,429	700,182

	Number of Shares	Value (Note 1)
Kerry Group plc, Class A	14,108	$322,088

		2,718,525

Israel (0.3%)
Check Point Software Technologies Ltd.*	79,489	1,865,607
Teva Pharmaceutical Industries Ltd. (ADR)	93,471	4,611,859

		6,477,466

Italy (1.3%)
A2A S.p.A.	81,153	148,421
ACEA S.p.A.	4,982	60,875
Alleanza Assicurazioni S.p.A.	41,209	283,747
Assicurazioni Generali S.p.A.	91,168	1,902,736
Atlantia S.p.A.	24,946	504,860
Autogrill S.p.A.	4,409	37,395
Banca Carige S.p.A.	50,945	140,053
Banca Monte dei Paschi di Siena S.p.A.	195,453	315,703
Banca Popolare Societa Cooperativa	28,722	171,888
Banco Popolare S.c.a.r.l.*	60,274	450,108
Enel S.p.A.	549,125	2,675,154
ENI S.p.A.	219,877	5,216,111
Exor S.p.A.	3,985	57,721
Fiat S.p.A.*	65,728	666,791
Finmeccanica S.p.A.	38,832	547,958
Fondiaria-Sai S.p.A.	8,253	133,992
Intesa Sanpaolo S.p.A.*	699,694	2,216,521
Italcementi S.p.A.	2,927	33,449
Lottomatica S.p.A.	3,146	60,740
Luxottica Group S.p.A.*	12,478	259,512
Mediaset S.p.A.	71,065	399,625
Mediobanca S.p.A.	44,087	529,891
Mediolanum S.p.A.	21,400	114,523
Parmalat S.p.A.	163,601	395,321
Pirelli & C S.p.A.*	327,216	115,697
Prysmian S.p.A.	6,882	103,674
Saipem S.p.A.	24,902	607,871
Saras S.p.A.	18,169	51,909
Snam Rete Gas S.p.A.	141,622	622,992
Telecom Italia S.p.A.	883,063	1,223,046
Telecom Italia S.p.A. (RNC)	487,113	478,961
Terna Rete Elettrica Nazionale S.p.A.	118,528	395,319
UniCredit S.p.A.*	1,235,025	3,164,095
Unione di Banche Italiane S.c.p.A.	53,222	694,751
Unipol Gruppo Finanziario S.p.A.*	72,036	84,370

		24,865,780

Japan (8.9%)
77 Bank Ltd.	21,000	121,805
ABC-Mart, Inc.	2,500	64,139
Acom Co., Ltd.	3,070	76,624
Advantest Corp.	13,900	250,673
Aeon Co., Ltd.	57,700	568,359
Aeon Credit Service Co., Ltd.	7,200	93,738
Aeon Mall Co., Ltd.	4,900	92,718
Aioi Insurance Co., Ltd.	44,000	200,032
Aisin Seiki Co., Ltd.	18,200	393,580
Ajinomoto Co., Inc.	59,000	466,224
Alfresa Holdings Corp.	2,300	105,863
All Nippon Airways Co., Ltd.	63,000	220,012
Amada Co., Ltd.	25,000	154,493
Aozora Bank Ltd.*	68,000	104,501
Asahi Breweries Ltd.	35,000	502,614
Asahi Glass Co., Ltd.	93,000	742,166
Asahi Kasei Corp.	112,000	567,540

See Notes to Financial Statements. 332

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Asics Corp.	15,000	$136,191
Astellas Pharma, Inc.	40,700	1,437,688
Bank of Kyoto Ltd.	22,000	203,366
Bank of Yokohama Ltd.	98,000	521,969
Benesse Corp.	7,100	283,764
Bridgestone Corp.	55,100	860,709
Brother Industries Ltd.	16,500	145,653
Canon Marketing Japan, Inc.	5,300	73,986
Canon, Inc.	91,100	2,965,029
Casio Computer Co., Ltd.	22,700	202,052
Central Japan Railway Co.	141	866,333
Chiba Bank Ltd.	59,000	383,882
Chubu Electric Power Co., Inc.	59,000	1,363,839
Chugai Pharmaceutical Co., Ltd.	21,000	400,104
Chugoku Bank Ltd.	12,000	166,080
Chugoku Electric Power Co., Inc.	21,800	455,095
Chuo Mitsui Trust Holdings, Inc.	84,000	318,780
Citizen Holdings Co., Ltd.	21,100	107,621
Coca-Cola West Co., Ltd.	4,800	91,742
Cosmo Oil Co., Ltd.	54,000	183,006
Credit Saison Co., Ltd.	15,400	194,458
Dai Nippon Printing Co., Ltd.	52,000	710,851
Daicel Chemical Industries Ltd.	15,000	90,660
Daido Steel Co., Ltd.	18,000	73,424
Daihatsu Motor Co., Ltd.	13,000	120,458
Daiichi Sankyo Co., Ltd.	60,600	1,084,362
Daikin Industries Ltd.	21,700	693,716
Dainippon Sumitomo Pharma Co., Ltd.	9,400	82,144
Daito Trust Construction Co., Ltd.	7,700	361,436
Daiwa House Industry Co., Ltd.	46,000	492,919
Daiwa Securities Group, Inc.	117,000	691,522
DeNA Co., Ltd.	17	56,823
Denki Kagaku Kogyo KK	45,000	124,510
Denso Corp.	43,800	1,116,538
Dentsu, Inc.	16,706	349,861
DIC Corp.	57,000	88,880
Dowa Holdings Co., Ltd.	17,000	70,458
East Japan Railway Co.	29,900	1,800,473
Eisai Co., Ltd.	23,200	825,482
Electric Power Development Co., Ltd.	9,900	280,557
Elpida Memory, Inc.*	12,000	128,372
FamilyMart Co., Ltd.	6,500	203,725
Fanuc Ltd.	16,800	1,340,482
Fast Retailing Co., Ltd.	4,400	573,075
Fuji Electric Holdings Co., Ltd.	28,000	46,209
Fuji Heavy Industries Ltd.	45,000	180,984
Fuji Media Holdings, Inc.	11	16,569
Fujifilm Holdings Corp.	43,800	1,381,819
Fujitsu Ltd.	168,000	910,348
Fukuoka Financial Group, Inc.	69,000	307,679
Furukawa Electric Co., Ltd.	60,000	269,116
GS Yuasa Corp.	29,000	254,625
Gunma Bank Ltd.	26,000	144,173
Hachijuni Bank Ltd.	30,000	169,240
Hakuhodo DY Holdings, Inc.	1,230	66,160
Hankyu Hanshin Holdings, Inc.	96,000	449,260
Hikari Tsushin, Inc.	2,500	56,137
Hino Motors Ltd.	12,000	37,192
Hirose Electric Co., Ltd.	2,400	255,167
Hiroshima Bank Ltd.	33,000	137,145
Hisamitsu Pharmaceutical Co., Inc.	4,500	139,782
Hitachi Chemical Co., Ltd.	6,400	102,862

	Number of Shares	Value (Note 1)
Hitachi Construction Machinery Co., Ltd.	10,700	$173,073
Hitachi High-Technologies Corp.	4,000	67,839
Hitachi Ltd.	291,000	901,294
Hitachi Metals Ltd.	17,000	143,482
Hokkaido Electric Power Co., Inc.	14,300	267,761
Hokuhoku Financial Group, Inc.	89,000	222,302
Hokuriku Electric Power Co.	14,300	326,881
Honda Motor Co., Ltd.	141,700	3,879,908
HOYA Corp.	37,800	756,849
Ibiden Co., Ltd.	12,200	340,797
Idemitsu Kosan Co., Ltd.	1,500	128,251
IHI Corp.*	93,000	159,984
INPEX Corp.	75	597,395
Isetan Mitsukoshi Holdings Ltd.	27,600	280,221
Isuzu Motors Ltd.	101,000	161,310
Ito En Ltd.	6,000	85,105
ITOCHU Corp.	136,000	939,339
ITOCHU Techno-Solutions Corp.	2,100	62,317
Iyo Bank Ltd.	17,000	173,257
J. Front Retailing Co., Ltd.	35,000	166,522
Jafco Co., Ltd.	2,900	96,691
Japan Airlines Corp.*	58,000	111,746
Japan Petroleum Exploration Co.	1,700	93,799
Japan Prime Realty Investment Corp. (REIT)	54	116,712
Japan Real Estate Investment Corp. (REIT)	34	282,187
Japan Retail Fund Investment Corp. (REIT)	33	152,238
Japan Steel Works Ltd.	32,000	392,891
Japan Tobacco, Inc.	402	1,253,016
JFE Holdings, Inc.	44,000	1,469,617
JGC Corp.	20,000	321,722
Joyo Bank Ltd.	51,000	259,274
JS Group Corp.	19,600	301,811
JSR Corp.	17,100	291,409
JTEKT Corp.	17,000	171,399
Jupiter Telecommunications Co., Ltd.	152	115,240
Kajima Corp.	60,000	186,557
Kamigumi Co., Ltd.	17,000	143,105
Kaneka Corp.	19,000	134,429
Kansai Electric Power Co., Inc.	67,800	1,496,220
Kansai Paint Co., Ltd.	12,000	85,915
Kao Corp.	46,000	1,002,492
Kawasaki Heavy Industries Ltd.	141,000	386,444
Kawasaki Kisen Kaisha Ltd.	61,000	249,699
KDDI Corp.	261	1,383,760
Keihin Electric Express Railway Co., Ltd.	31,000	240,298
Keio Corp.	43,000	249,850
Keisei Electric Railway Co., Ltd.	17,000	101,225
Keyence Corp.	3,800	773,336
Kikkoman Corp.	11,000	110,111
Kinden Corp.	7,000	61,334
Kintetsu Corp.	144,000	634,388
Kirin Holdings Co., Ltd.	71,000	991,179
Kobe Steel Ltd.	236,000	436,134
Komatsu Ltd.	80,300	1,232,385
Konami Corp.	6,800	130,183
Konica Minolta Holdings, Inc.	44,500	462,391
Kubota Corp.	100,000	821,260
Kuraray Co., Ltd.	32,500	360,254
Kurita Water Industries Ltd.	10,500	338,264

See Notes to Financial Statements. 333

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Kyocera Corp.	14,500	$1,087,710
Kyowa Hakko Kirin Co., Ltd.	18,000	203,009
Kyushu Electric Power Co., Inc.	34,600	744,680
Lawson, Inc.	6,700	294,431
Leopalace21 Corp.	11,600	103,057
Mabuchi Motor Co., Ltd.	1,700	81,738
Makita Corp.	9,300	223,982
Marubeni Corp.	152,000	671,520
Marui Group Co., Ltd.	20,500	143,773
Maruichi Steel Tube Ltd.	1,800	33,934
Matsui Securities Co., Ltd.	6,500	58,757
Mazda Motor Corp.	86,000	218,331
McDonald’s Holdings Co. Japan Ltd.	7,070	131,202
Mediceo Paltac Holdings Co., Ltd.	9,700	110,995
MEIJI Holdings Co. Ltd.*	6,500	261,237
Minebea Co., Ltd.	24,000	101,538
Mitsubishi Chemical Holdings Corp.	115,000	485,142
Mitsubishi Corp.	116,400	2,137,707
Mitsubishi Electric Corp.	171,000	1,075,957
Mitsubishi Estate Co., Ltd.	99,000	1,640,029
Mitsubishi Gas Chemical Co., Inc.	26,000	141,399
Mitsubishi Heavy Industries Ltd.	274,000	1,130,250
Mitsubishi Logistics Corp.	7,000	77,157
Mitsubishi Materials Corp.	105,000	326,290
Mitsubishi Motors Corp.*	293,000	547,013
Mitsubishi Rayon Co., Ltd.	47,000	136,055
Mitsubishi Tanabe Pharma Corp.	21,000	241,340
Mitsubishi UFJ Financial Group, Inc.	800,400	4,920,213
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,780	122,231
Mitsui & Co., Ltd.	153,300	1,805,949
Mitsui Chemicals, Inc.	64,000	203,846
Mitsui Engineering & Shipbuilding Co., Ltd.	50,000	117,222
Mitsui Fudosan Co., Ltd.	75,000	1,299,362
Mitsui Mining & Smelting Co., Ltd.*	28,000	72,019
Mitsui O.S.K. Lines Ltd.	104,000	670,944
Mitsui Sumitomo Insurance Group Holdings, Inc.	36,100	941,377
Mitsumi Electric Co., Ltd.	5,700	121,072
Mizuho Financial Group, Inc.	831,800	1,934,595
Mizuho Securities Co. Ltd.	32,000	99,476
Mizuho Trust & Banking Co., Ltd.*	93,000	119,735
Murata Manufacturing Co., Ltd.	19,500	826,498
Namco Bandai Holdings, Inc.	19,000	208,404
NEC Corp.*	155,000	605,156
NGK Insulators Ltd.	24,000	487,340
NGK Spark Plug Co., Ltd.	12,000	114,042
NHK Spring Co., Ltd.	15,000	100,178
Nidec Corp.	10,000	604,269
Nikon Corp.	30,000	515,733
Nintendo Co., Ltd.	8,500	2,339,235
Nippon Building Fund, Inc. (REIT)	47	402,240
Nippon Electric Glass Co., Ltd.	33,000	367,842
Nippon Express Co., Ltd.	63,000	285,427
Nippon Meat Packers, Inc.	18,000	227,011
Nippon Mining Holdings, Inc.	70,000	361,276
Nippon Oil Corp.	115,000	676,895
Nippon Paper Group, Inc.	8,500	219,596
Nippon Sheet Glass Co., Ltd.	58,000	167,964
Nippon Steel Corp.	432,000	1,647,547
Nippon Telegraph & Telephone Corp.	43,091	1,753,283
Nippon Yusen KK	105,000	450,555
Nipponkoa Insurance Co., Ltd.	60,000	348,012

	Number of Shares	Value (Note 1)
Nishi-Nippon City Bank Ltd.	62,000	$155,911
Nissan Chemical Industries Ltd.	8,000	89,795
Nissan Motor Co., Ltd.	209,400	1,264,199
Nissay Dowa General Insurance Co., Ltd.	17,000	81,774
Nisshin Seifun Group, Inc.	12,500	148,403
Nisshin Steel Co., Ltd.	46,000	102,319
Nisshinbo Holdings, Inc.	14,000	157,724
Nissin Food Holdings Co., Ltd.	5,800	175,713
Nitori Co., Ltd.	3,900	276,804
Nitto Denko Corp.	15,400	466,642
NOK Corp.	6,800	78,804
Nomura Holdings, Inc.	210,300	1,761,919
Nomura Real Estate Holdings, Inc.	6,700	115,165
Nomura Real Estate Office Fund, Inc. (REIT)	19	120,675
Nomura Research Institute Ltd.	7,400	164,162
NSK Ltd.	44,000	222,125
NTN Corp.	25,000	99,521
NTT Data Corp.	116	374,065
NTT DoCoMo, Inc.	1,325	1,935,208
NTT Urban Development Corp.	67	64,605
Obayashi Corp.	57,000	278,788
Obic Co., Ltd.	340	55,115
Odakyu Electric Railway Co., Ltd.	57,000	487,402
OJI Paper Co., Ltd.	78,000	334,774
Olympus Corp.	21,000	493,469
Omron Corp.	14,800	212,814
Ono Pharmaceutical Co., Ltd.	7,200	318,546
Onward Holdings Co., Ltd.	12,000	77,277
Oracle Corp. Japan	2,200	80,610
Oriental Land Co., Ltd.	5,200	348,147
ORIX Corp.	8,060	475,344
Osaka Gas Co., Ltd.	165,000	526,624
OSAKA Titanium Technologies Co.	600	21,909
Otsuka Corp.	1,600	85,129
Panasonic Corp.	166,800	2,237,302
Panasonic Electric Works Co., Ltd.	27,000	254,871
Promise Co., Ltd.	6,800	86,568
Rakuten, Inc.	589	354,011
Resona Holdings, Inc.	44,400	622,375
Ricoh Co., Ltd.	61,000	781,394
Rinnai Corp.	3,800	167,747
Rohm Co., Ltd.	9,100	660,964
Sankyo Co., Ltd.	5,300	283,323
Santen Pharmaceutical Co., Ltd.	4,800	145,990
Sanyo Electric Co., Ltd.*	133,000	343,783
Sapporo Hokuyo Holdings, Inc.*	28,801	82,497
Sapporo Holdings Ltd.	15,000	85,554
SBI Holdings, Inc.	1,591	322,428
Secom Co., Ltd.	19,200	778,796
Sega Sammy Holdings, Inc.	12,500	158,061
Seiko Epson Corp.	9,000	146,139
Sekisui Chemical Co., Ltd.	30,000	187,971
Sekisui House Ltd.	42,000	424,551
Seven & I Holdings Co., Ltd.	68,700	1,611,781
Seven Bank Ltd.	53	138,583
Sharp Corp.	90,000	928,576
Shikoku Electric Power Co., Inc.	14,200	423,911
Shimadzu Corp.	15,000	119,769
Shimamura Co., Ltd.	1,400	111,179
Shimano, Inc.	4,700	179,359
Shimizu Corp.	54,000	234,422
Shin-Etsu Chemical Co., Ltd.	36,300	1,676,524

See Notes to Financial Statements. 334

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Shinko Electric Industries Co., Ltd.	3,100	$38,123
Shinsei Bank Ltd.*	102,000	162,837
Shionogi & Co., Ltd.	28,000	540,901
Shiseido Co., Ltd.	31,000	507,221
Shizuoka Bank Ltd.	48,000	474,141
Showa Denko KK	74,000	132,057
Showa Shell Sekiyu KK	11,600	122,271
SMC Corp.	5,100	546,636
Softbank Corp.	66,700	1,295,309
Sojitz Corp.	110,100	240,338
Sompo Japan Insurance, Inc.	78,000	517,851
Sony Corp.	85,500	2,208,672
Sony Financial Holdings, Inc.	84	231,222
Square Enix Holdings Co., Ltd.	6,700	156,890
Stanley Electric Co., Ltd.	10,600	213,504
Sumco Corp.	12,400	175,531
Sumitomo Chemical Co., Ltd.	145,000	649,939
Sumitomo Corp.	101,400	1,025,393
Sumitomo Electric Industries Ltd.	67,900	761,172
Sumitomo Heavy Industries Ltd.	54,000	238,889
Sumitomo Metal Industries Ltd.	306,000	808,152
Sumitomo Metal Mining Co., Ltd.	48,000	674,979
Sumitomo Mitsui Financial Group, Inc.	79,400	3,210,808
Sumitomo Realty & Development Co., Ltd.	35,000	636,656
Sumitomo Rubber Industries, Inc.	10,600	84,841
Sumitomo Trust & Banking Co., Ltd.	124,000	667,507
Suruga Bank Ltd.	15,000	142,972
Suzuken Co., Ltd.	4,800	138,795
Suzuki Motor Corp.	32,300	722,254
T&D Holdings, Inc.	20,850	594,521
Taiheiyo Cement Corp.	78,000	133,564
Taisei Corp.	67,000	161,305
Taisho Pharmaceutical Co., Ltd.	9,000	170,335
Taiyo Nippon Sanso Corp.	19,000	180,748
Takashimaya Co., Ltd.	20,000	157,139
Takeda Pharmaceutical Co., Ltd.	66,400	2,580,080
TDK Corp.	11,100	518,855
Teijin Ltd.	66,000	211,983
Terumo Corp.	15,600	686,716
THK Co., Ltd.	8,300	123,760
Tobu Railway Co., Ltd.	63,000	370,057
Toho Co., Ltd.	7,000	113,945
Toho Gas Co., Ltd.	32,000	129,996
Tohoku Electric Power Co., Inc.	38,700	808,871
Tokio Marine Holdings, Inc.	61,100	1,678,092
Tokuyama Corp.	21,000	153,422
Tokyo Broadcasting System Holdings, Inc.	1,400	21,979
Tokyo Electric Power Co., Inc.	106,700	2,742,618
Tokyo Electron Ltd.	15,700	754,075
Tokyo Gas Co., Ltd.	210,000	750,757
Tokyo Steel Manufacturing Co., Ltd.	8,300	100,619
Tokyo Tatemono Co., Ltd.	30,000	166,037
Tokyu Corp.	89,000	448,333
Tokyu Land Corp.	47,000	212,302
TonenGeneral Sekiyu KK	20,000	203,251
Toppan Printing Co., Ltd.	48,000	482,375
Toray Industries, Inc.	124,000	629,661
Toshiba Corp.	351,000	1,263,496
Tosoh Corp.	47,000	132,613
TOTO Ltd.	15,000	104,569
Toyo Seikan Kaisha Ltd.	13,500	284,509

	Number of Shares	Value (Note 1)
Toyo Suisan Kaisha Ltd.	8,000	$165,111
Toyoda Gosei Co., Ltd.	4,000	107,205
Toyota Boshoku Corp.	3,300	48,947
Toyota Industries Corp.	16,300	403,853
Toyota Motor Corp.	238,900	9,031,446
Toyota Tsusho Corp.	15,200	224,096
Trend Micro, Inc.	9,500	302,405
Tsumura & Co.	4,000	124,641
Ube Industries Ltd.	68,000	189,556
Unicharm Corp.	4,200	320,628
UNY Co., Ltd.	12,000	102,085
Ushio, Inc.	7,600	121,198
USS Co., Ltd.	2,120	108,775
West Japan Railway Co.	159	525,362
Yahoo! Japan Corp.	1,395	443,331
Yakult Honsha Co., Ltd.	6,600	125,742
Yamada Denki Co., Ltd.	7,990	464,227
Yamaguchi Financial Group, Inc.	17,000	224,003
Yamaha Corp.	11,300	140,360
Yamaha Motor Co., Ltd.	16,800	185,539
Yamato Holdings Co., Ltd.	37,000	491,583
Yamato Kogyo Co., Ltd.	2,200	64,492
Yamazaki Baking Co., Ltd.	7,000	78,960
Yaskawa Electric Corp.	15,000	99,428
Yokogawa Electric Corp.	13,300	88,929

		170,969,508

Luxembourg (0.2%)
ArcelorMittal S.A.	74,403	2,443,521
Millicom International Cellular S.A.*	6,874	389,633
SES S.A.	27,259	520,435
Tenaris S.A.	43,768	591,701

		3,945,290

Malaysia (0.2%)
Bumiputra-Commerce Holdings Bhd	668,000	1,717,449
Digi.com Bhd	184,400	1,164,465
Tenaga Nasional Bhd	605,700	1,313,786

		4,195,700

Mexico (1.0%)
America Movil S.A.B. de C.V. (ADR)	213,049	8,249,257
Desarrolladora Homex S.A.B. de C.V. (ADR)*	69,734	1,944,881
Fresnillo plc	17,485	150,818
Grupo Financiero Banorte S.A.B. de C.V., Class O	1,495,624	3,623,140
Grupo Televisa S.A. (ADR)	217,700	3,700,900
Wal-Mart de Mexico S.A.B. de C.V.	668,202	1,981,531

		19,650,527

Netherlands (1.6%)
Aegon N.V.	126,521	778,185
Akzo Nobel N.V.	21,834	960,807
ASML Holding N.V.	38,351	831,843
Corio N.V. (REIT)	2,874	140,089
European Aeronautic Defence and Space Co. N.V.	36,797	596,320
Fugro N.V. (CVA)	5,377	223,277
Heineken Holding N.V.	8,218	261,453
Heineken N.V.	22,037	818,764
ING Groep N.V. (CVA)	169,161	1,702,623
James Hardie Industries N.V.*	28,828	96,926
Koninklijke (Royal) KPN N.V.	153,705	2,117,410
Koninklijke Ahold N.V.	107,483	1,235,084
Koninklijke Boskalis Westminster N.V.	5,373	121,838
Koninklijke DSM N.V.	12,450	390,084

See Notes to Financial Statements. 335

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Koninklijke Philips Electronics N.V.	84,753	$1,567,195
QIAGEN N.V.*	15,884	294,823
Randstad Holding N.V.*	10,252	284,575
Reed Elsevier N.V.	58,683	647,174
Royal Dutch Shell plc, Class A	306,023	7,664,098
Royal Dutch Shell plc, Class B	232,701	5,874,855
SBM Offshore N.V.	13,868	237,549
TNT N.V.	32,494	632,902
Unilever N.V. (CVA)	140,310	3,386,201
Wolters Kluwer N.V.	21,899	383,190

		31,247,265

New Zealand (0.0%)
Auckland International Airport Ltd.	44,662	46,325
Contact Energy Ltd.	13,818	52,014
Fletcher Building Ltd.	59,313	251,099
Sky City Entertainment Group Ltd.	25,436	43,901
Telecom Corp. of New Zealand Ltd.	177,356	311,619

		704,958

Norway (0.2%)
DnB NOR ASA*	63,800	488,485
Norsk Hydro ASA*	68,791	354,926
Orkla ASA	72,468	527,930
Renewable Energy Corp. A/S*	20,700	161,851
StatoilHydro ASA	98,150	1,938,847
Telenor ASA*	74,200	572,812
Yara International ASA	17,750	497,075

		4,541,926

Panama (0.1%)
Copa Holdings S.A., Class A	57,374	2,342,007

Poland (0.7%)
Bank Handlowy w Warszawie S.A.*	77,978	1,229,340
Bank Pekao S.A.*	109,108	3,943,867
Bank Zachodni WBK S.A.*	46,339	1,316,124
Cyfrowy Polsat S.A.	10,212	49,399
KGHM Polska Miedz S.A.	30,735	788,350
Polskie Gornictwo Naftowe I Gazownictwo S.A.	913,074	1,168,823
Powszechna Kasa Oszczednosci Bank Polski S.A.	395,947	3,186,677
Telekomunikacja Polska S.A.	319,269	1,547,201

		13,229,781

Portugal (0.1%)
Banco Comercial Portugues S.A. (Registered), Class R	256,420	260,461
Banco Espirito Santo S.A. (Registered)	49,748	268,445
Brisa Auto-estradas de Portugal S.A.	19,881	143,111
Cimpor Cimentos de Portugal SGPS S.A.	15,910	116,087
EDP - Energias de Portugal S.A.	173,471	680,639
Galp Energia SGPS S.A., Class B	15,795	221,892
Jeronimo Martins SGPS S.A.	12,243	83,585
Portugal Telecom SGPS S.A. (Registered)	55,101	539,602

		2,313,822

Russia (1.2%)
Gazprom OAO (ADR)	146,281	2,966,579
JSC RusHydro*	10,962,667	415,485
LUKOIL OAO (Chi-X Alt TS Exchange) (ADR)	13,100	585,285
LUKOIL OAO (OTC Exchange) (ADR)	102,155	4,566,329
Polyus Gold Co. (ADR)*	79,082	1,633,043

	Number of Shares	Value (Note 1)
Rosneft Oil Co. (GDR)*	732,946	$4,050,415
RusHydro (GDR)*	316,384	1,199,095
Sberbank RF, Class S	1,433,175	1,804,893
Vimpel-Communications OJSC (ADR)*	200,668	2,361,862
Wimm-Bill-Dann Foods OJSC (ADR)*	30,942	1,700,263
X5 Retail Group N.V. (GDR)*	124,100	1,898,087

		23,181,336

Singapore (0.5%)
Ascendas Real Estate Investment Trust (REIT)	124,000	135,740
CapitaLand Ltd.	239,000	607,009
CapitaMall Trust (REIT)	150,000	144,419
City Developments Ltd.	51,000	301,045
ComfortDelgro Corp., Ltd.	119,000	105,066
Cosco Corp. (Singapore) Ltd.	111,000	94,963
DBS Group Holdings Ltd.	157,000	1,274,133
Fraser and Neave Ltd.§†	71,000	190,196
Golden Agri-Resources Ltd.	544,000	142,317
Jardine Cycle & Carriage Ltd.	9,000	119,129
Keppel Corp., Ltd.	122,000	579,214
Neptune Orient Lines Ltd.	53,000	53,671
Olam International Ltd.	83,000	138,779
Oversea-Chinese Banking Corp., Ltd.	226,000	1,039,262
SembCorp Industries Ltd.	67,000	139,289
SembCorp Marine Ltd.	88,000	162,160
Singapore Airlines Ltd.	50,000	458,079
Singapore Exchange Ltd.	82,000	400,612
Singapore Press Holdings Ltd.	122,000	265,615
Singapore Technologies Engineering Ltd.	91,000	153,600
Singapore Telecommunications Ltd.	691,000	1,425,902
StarHub Ltd.	69,129	102,006
United Overseas Bank Ltd.	112,000	1,131,371
UOL Group Ltd.	51,000	115,881
Wilmar International Ltd.	84,000	290,306

		9,569,764

South Africa (1.6%)
African Bank Investments Ltd.	605,534	2,184,591
Anglo Platinum Ltd.	30,600	2,169,709
AngloGold Ashanti Ltd.	84,805	3,109,955
Harmony Gold Mining Co., Ltd.*	148,100	1,532,024
Impala Platinum Holdings Ltd.	170,800	3,782,722
Mr. Price Group Ltd.	400,731	1,460,148
MTN Group Ltd.	478,298	7,349,157
Naspers Ltd.	179,056	4,719,129
Sasol Ltd.	23,052	810,068
Tiger Brands Ltd.	141,821	2,653,212

		29,770,715

South Korea (2.8%)
Amorepacific Corp.	3,179	1,704,372
Cheil Industries, Inc.	45,750	1,642,898
Cheil Worldwide, Inc.	8,440	1,549,595
Hana Financial Group, Inc.	66,680	1,422,437
Hyundai Engineering & Construction Co., Ltd.	36,510	1,522,638
Hyundai Motor Co.	10,386	601,970
KB Financial Group, Inc.*	74,320	2,475,154
KT&G Corp.	31,240	1,764,486
LG Chem Ltd.	42,076	4,588,242
LG Electronics, Inc.	25,132	2,296,076
LG Telecom Ltd.	117,793	740,993
NHN Corp.*	34,831	4,812,764

See Notes to Financial Statements. 336

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Samsung Electronics Co., Ltd. (Preference)	9,103	$2,774,907
Samsung Electronics Co., Ltd.	24,079	11,151,538
Samsung Fire & Marine Insurance Co., Ltd.	15,797	2,324,736
Shinhan Financial Group Co., Ltd.*	163,753	4,113,229
Shinsegae Co., Ltd.	4,638	1,834,930
SK Telecom Co., Ltd.	14,517	1,981,952
SSCP Co., Ltd.*	69,381	420,730
Woongjin Coway Co., Ltd.	172,218	4,178,962

		53,902,609

Spain (1.7%)
Abertis Infraestructuras S.A.	27,094	510,334
Acciona S.A.	2,535	311,617
Acerinox S.A.	11,605	214,779
ACS Actividades de Construccion y Servicios S.A.	13,669	693,073
Banco Bilbao Vizcaya Argentaria S.A.	305,318	3,847,446
Banco de Sabadell S.A.	74,352	464,863
Banco de Valencia S.A.	13,815	134,083
Banco Popular Espanol S.A.	70,930	620,674
Banco Santander S.A.	688,725	8,311,521
Bankinter S.A.	24,266	286,987
Cintra Concesiones de Infraestructuras de Transporte S.A.	13,660	84,952
Criteria Caixacorp S.A.	64,258	297,185
EDP Renovaveis S.A.*	14,204	145,701
Enagas	13,446	264,665
Fomento de Construcciones y Contratas S.A.	2,654	109,007
Gamesa Corp. Tecnologica S.A.	16,561	314,405
Gas Natural SDG S.A.	20,977	382,070
Gestevision Telecinco S.A.	9,706	91,039
Grifols S.A.	12,976	229,495
Grupo Ferrovial S.A.	6,146	197,783
Iberdrola Renovables S.A.*	83,977	384,324
Iberdrola S.A.	317,958	2,585,855
Iberia Lineas Aereas de Espana S.A.*	45,412	96,457
Inditex S.A.	20,169	969,270
Indra Sistemas S.A.	6,862	148,665
Mapfre S.A.	66,856	217,609
Red Electrica Corporacion S.A.	9,864	446,286
Repsol YPF S.A.	64,052	1,436,345
Sacyr Vallehermoso S.A.	8,579	118,935
Telefonica S.A.	357,771	8,112,457
Zardoya Otis S.A.	9,909	207,111

		32,234,993

Sweden (0.9%)
Alfa Laval AB	26,844	256,937
Assa Abloy AB, Class B	25,392	353,934
Atlas Copco AB, Class A	62,269	624,400
Atlas Copco AB, Class B	28,971	262,306
Electrolux AB, Class B*	24,147	338,479
Getinge AB, Class B	14,401	188,839
Hennes & Mauritz AB, Class B	42,984	2,148,836
Holmen AB, Class B	5,075	110,873
Husqvarna AB, Class B*	30,108	165,329
Investor AB, Class B	42,108	651,307
Lundin Petroleum AB*	19,783	153,884
Nordea Bank AB	282,404	2,240,694
Sandvik AB	92,410	688,535
Scania AB, Class B	23,457	233,460
Securitas AB, Class B	22,160	188,607

	Number of Shares	Value (Note 1)
Skandinaviska Enskilda Banken AB, Class A*	133,769	$587,965
Skanska AB, Class B	35,129	392,868
SKF AB, Class B	37,269	460,668
SSAB AB, Class A, Class A	18,690	217,582
SSAB AB, Class B, Class B	6,711	72,249
Svenska Cellulosa AB, Class B	52,599	553,519
Svenska Handelsbanken AB, Class A	40,191	759,449
Swedbank AB, Class A*	33,944	197,629
Swedish Match AB	19,223	312,470
Tele2 AB, Class B	22,156	224,431
Telefonaktiebolaget LM Ericsson, Class B	254,723	2,491,511
TeliaSonera AB	195,385	1,027,766
Volvo AB, Class A	32,452	200,720
Volvo AB, Class B	99,656	617,538

		16,722,785

Switzerland (3.0%)
ABB Ltd. (Registered)*	196,469	3,092,520
Actelion Ltd. (Registered)*	8,289	434,672
Adecco S.A. (Registered)	11,878	496,032
Aryzta AG*	7,469	240,253
Baloise Holding AG (Registered)	4,586	340,437
BKW FMB Energie AG	824	60,886
Cie Financiere Richemont S.A., Class A	48,100	1,002,200
Credit Suisse Group AG (Registered)	99,662	4,549,537
Geberit AG (Registered)	3,724	458,969
Givaudan S.A. (Registered)	693	424,517
Holcim Ltd. (Registered)*	19,139	1,090,214
Julius Baer Holding AG (Registered)	19,712	768,570
Kuehne & Nagel International AG (Registered)	4,759	373,583
Lindt & Spruengli AG	79	147,853
Lindt & Spruengli AG (Registered)	8	176,806
Logitech International S.A. (Registered)*	16,763	233,454
Lonza Group AG (Registered)	4,516	448,506
Nestle S.A. (Registered)	324,167	12,234,437
Nobel Biocare Holding AG (Registered)	11,385	249,582
Novartis AG (Registered)	190,187	7,727,006
Pargesa Holding S.A.	1,755	109,507
Roche Holding AG	62,503	8,503,455
Schindler Holding AG	6,009	373,109
SGS S.A. (Registered)	423	525,265
Sonova Holding AG	4,227	344,000
STMicroelectronics N.V.	66,748	500,732
Straumann Holding AG (Registered)	732	133,570
Swatch Group AG	2,987	480,315
Swatch Group AG (Registered)	2,859	93,743
Swiss Life Holding AG (Registered)*	3,060	265,634
Swiss Reinsurance (Registered)	31,070	1,027,965
Swisscom AG (Registered)	2,001	614,608
Syngenta AG (Registered)	8,721	2,025,142
UBS AG (Registered)*	287,014	3,511,541
Xstrata plc	165,797	1,828,564
Zurich Financial Services AG	13,119	2,322,192

		57,209,376

Taiwan (2.5%)
Acer, Inc.	1,442,475	2,497,068
Cathay Financial Holding Co., Ltd.	3,357,750	4,932,905
Chunghwa Telecom Co., Ltd.	890,010	1,774,803
First Financial Holding Co., Ltd.	2,004,908	1,190,688

See Notes to Financial Statements. 337

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Fubon Financial Holding Co. Ltd.	2,639,000	$2,452,972
Hon Hai Precision Industry Co., Ltd.	2,566,800	7,901,084
HTC Corp.	373,700	5,254,747
Siliconware Precision Industries Co.	1,975,000	2,273,640
Taishin Financial Holding Co., Ltd.	7,031,000	2,615,304
Taiwan Fertilizer Co., Ltd.	611,000	1,805,396
Taiwan Semiconductor Manufacturing Co., Ltd.	5,196,223	8,631,634
Wistron Corp.	1,821,000	3,005,327
Wistron Corp. (GDR)	18,900	313,944
Yuanta Financial Holding Co., Ltd.	4,795,000	3,208,089

		47,857,601

Thailand (0.5%)
Bangkok Bank PCL (NVDR)	793,800	2,497,772
Kasikornbank PCL	541,000	1,140,606
Kasikornbank PCL (NVDR)	956,600	1,844,557
PTT Exploration & Production PCL (Foreign)	304,400	1,215,098
PTT PCL (Foreign)	139,800	960,176
Siam Commercial Bank PCL (Foreign)	614,900	1,353,610

		9,011,819

Turkey (0.9%)
Akbank TAS	655,796	2,914,444
Anadolu Efes Biracilik Ve Malt Sanayii A/S	203,556	1,829,205
Haci Omer Sabanci Holding A/S	329,120	882,289
Turk Telekomunikasyon AS	316,959	990,050
Turkcell Iletisim Hizmet A/S	282,085	1,562,503
Turkiye Garanti Bankasi A/S*	1,818,179	4,867,984
Turkiye Halk Bankasi A/S	406,027	1,593,077
Turkiye Is Bankasi A/S, Class C	620,111	1,814,201

		16,453,753

United Kingdom (7.1%)
3i Group plc	77,570	310,361
Admiral Group plc	16,659	239,191
AMEC plc	24,173	260,267
Anglo American plc	114,661	3,345,893
Antofagasta plc	37,494	364,092
Associated British Foods plc	26,805	336,675
AstraZeneca plc	125,242	5,515,331
Autonomy Corp. plc*	19,614	464,747
Aviva plc	236,180	1,334,640
BAE Systems plc	310,241	1,731,776
Balfour Beatty plc	32,883	167,401
Barclays plc	837,109	3,899,029
Berkeley Group Holdings plc*	8,573	113,729
BG Group plc	289,874	4,870,448
BHP Billiton plc	190,562	4,304,420
BP plc	1,612,423	12,759,357
British Airways plc*	47,845	98,535
British American Tobacco plc	171,033	4,724,855
British Land Co. plc (REIT)	79,735	502,871
British Sky Broadcasting Group plc	103,199	774,173
BT Group plc, Class A	635,511	1,063,910
Bunzl plc	22,626	187,423
Burberry Group plc	31,037	216,646
Cable & Wireless plc	198,000	434,550
Cadbury plc	121,869	1,041,051
Cairn Energy plc*	10,664	411,978
Capita Group plc	57,114	673,331
Carnival plc	15,332	406,838
Carphone Warehouse Group plc	20,303	53,160
Centrica plc	449,366	1,651,288
Cobham plc	81,320	231,946

	Number of Shares	Value (Note 1)
Compass Group plc	165,870	$934,675
Diageo plc	217,869	3,128,801
Drax Group plc	30,428	220,239
Eurasian Natural Resources Corp.	24,490	264,900
Firstgroup plc	44,718	264,036
Friends Provident Group plc	210,555	228,198
G4S plc	95,300	327,725
GlaxoSmithKline plc	447,804	7,885,634
Hammerson plc (REIT)	63,238	320,493
Home Retail Group plc	78,441	336,423
HSBC Holdings plc	1,480,687	12,292,101
ICAP plc	37,387	278,381
Imperial Tobacco Group plc	88,989	2,314,538
Intercontinental Hotels Group plc	26,101	268,321
International Power plc	123,530	484,993
Invensys plc	71,451	263,380
Investec plc	35,869	193,589
J Sainsbury plc	94,826	489,571
Johnson Matthey plc	16,259	308,720
Kazakhmys plc	21,336	222,406
Kingfisher plc	216,703	635,280
Ladbrokes plc	40,561	123,548
Land Securities Group plc (REIT)	70,048	544,970
Legal & General Group plc	543,306	507,734
Liberty International plc (REIT)	31,984	209,975
Lloyds Banking Group plc	1,444,116	1,661,960
London Stock Exchange Group plc	10,738	124,434
Lonmin plc	11,138	215,750
Man Group plc	153,868	706,232
Marks & Spencer Group plc	142,068	717,033
National Grid plc	213,114	1,922,088
Next plc	18,688	452,879
Old Mutual plc	463,299	616,935
Pearson plc	73,467	737,945
Prudential plc	220,051	1,497,307
Randgold Resources Ltd.	7,138	458,950
Reckitt Benckiser Group plc	52,471	2,391,318
Reed Elsevier plc	99,852	744,525
Rexam plc	46,822	219,794
Rio Tinto plc	77,437	2,695,825
Rolls-Royce Group plc*	165,533	987,003
Royal Bank of Scotland Group plc*	1,514,156	962,891
RSA Insurance Group plc	293,530	582,448
SABMiller plc	205,637	4,187,601
Sage Group plc	97,884	287,471
Schroders plc	7,340	99,358
Scottish & Southern Energy plc	81,065	1,521,961
Segro plc (REIT)	390,355	156,322
Serco Group plc	35,036	243,415
Severn Trent plc	17,768	320,481
Shire plc	49,192	678,467
Smith & Nephew plc	77,139	571,890
Smiths Group plc	29,623	342,824
Standard Chartered plc	164,650	3,101,116
Standard Life plc	190,849	584,398
Tesco plc	682,579	3,978,494
Thomas Cook Group plc	38,790	131,550
Thomson Reuters plc	16,250	463,665
Tomkins plc	60,433	147,679
TUI Travel plc	36,884	141,024
Tullow Oil plc	66,318	1,026,022
Unilever plc	112,037	2,629,042
United Utilities Group plc	53,370	437,133
Vedanta Resources plc	12,300	261,810

See Notes to Financial Statements. 338

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Vodafone Group plc	4,525,525	$8,747,720
Whitbread plc	11,547	155,423
Wm. Morrison Supermarkets plc	191,214	745,083
Wolseley plc*	26,409	504,875
WPP plc	102,496	681,710

		135,380,394

United States (34.8%)
3M Co.	57,485	3,454,848
Abbott Laboratories, Inc.	127,721	6,007,996
Abercrombie & Fitch Co., Class A	7,387	187,556
Adobe Systems, Inc.*	43,603	1,233,965
Advanced Micro Devices, Inc.*	47,769	184,866
AES Corp.*	56,022	650,415
Aetna, Inc.	37,740	945,387
Affiliated Computer Services, Inc., Class A*	7,992	355,005
Aflac, Inc.	38,918	1,209,961
Agilent Technologies, Inc.*	27,824	565,105
Air Products & Chemicals, Inc.	17,475	1,128,710
AK Steel Holding Corp.	9,629	184,781
Akamai Technologies, Inc.*	14,414	276,461
Alcoa, Inc.	79,287	819,035
Allegheny Energy, Inc.	14,328	367,513
Allegheny Technologies, Inc.	8,192	286,147
Allergan, Inc.	24,895	1,184,504
Allstate Corp.	44,681	1,090,216
Altera Corp.	24,776	403,353
Altria Group, Inc.	171,524	2,811,278
Amazon.com, Inc.*	26,359	2,205,194
Ameren Corp.	17,421	433,609
American Electric Power Co., Inc.	38,918	1,124,341
American Express Co.	97,295	2,261,136
American International Group, Inc.	230,654	267,559
American Tower Corp., Class A*	33,155	1,045,377
Ameriprise Financial, Inc.	21,681	526,198
AmerisourceBergen Corp.	25,580	453,789
Amgen, Inc.*	83,682	4,430,125
Amphenol Corp., Class A	14,014	443,403
Anadarko Petroleum Corp.	40,785	1,851,231
Analog Devices, Inc.	24,603	609,662
Aon Corp.	22,893	866,958
Apache Corp.	27,337	1,972,365
Apartment Investment & Management Co. (REIT), Class A	10,561	93,465
Apollo Group, Inc., Class A*	8,910	633,679
Apple, Inc.*	73,783	10,508,913
Applied Materials, Inc.	110,918	1,216,770
Archer-Daniels-Midland Co.	53,354	1,428,287
Assurant, Inc.	10,002	240,948
AT&T, Inc.	487,714	12,114,816
Autodesk, Inc.*	19,013	360,867
Automatic Data Processing, Inc.	42,079	1,491,280
AutoNation, Inc.*	9,283	161,060
AutoZone, Inc.*	3,147	475,543
AvalonBay Communities, Inc. (REIT)	6,754	377,819
Avery Dennison Corp.	8,278	212,579
Avon Products, Inc.	35,584	917,356
Baker Hughes, Inc.	25,768	938,986
Ball Corp.	7,932	358,209
Bank of America Corp.	668,880	8,829,216
Bank of New York Mellon Corp.	98,839	2,896,971
Baxter International, Inc.	49,290	2,610,398
BB&T Corp.	52,864	1,161,951
Becton, Dickinson & Co.	19,972	1,424,203

	Number of Shares	Value (Note 1)
Bed Bath & Beyond, Inc.*	21,715	$667,736
Bemis Co., Inc.	6,841	172,393
Best Buy Co., Inc.	28,197	944,318
Big Lots, Inc.*	7,027	147,778
Biogen Idec, Inc.*	24,476	1,105,091
BJ Services Co.	24,576	334,971
Black & Decker Corp.	5,130	147,026
BMC Software, Inc.*	15,492	523,475
Boeing Co.	60,068	2,552,890
Boston Properties LP (REIT)	11,575	552,127
Boston Scientific Corp.*	122,058	1,237,668
Bristol-Myers Squibb Co.	164,264	3,336,202
Broadcom Corp., Class A*	35,497	879,971
Brown-Forman Corp., Class B	7,387	317,493
Burlington Northern Santa Fe Corp.	23,152	1,702,598
C.H. Robinson Worldwide, Inc.	14,228	741,990
C.R. Bard, Inc.	8,378	623,742
CA, Inc.	33,055	576,149
Cabot Oil & Gas Corp.	8,737	267,702
Cameron International Corp.*	18,194	514,890
Campbell Soup Co.	17,265	507,936
Capital One Financial Corp.	37,295	816,015
Cardinal Health, Inc.	29,002	886,011
Carnival Corp.	35,389	911,975
Caterpillar, Inc.	49,998	1,651,934
CB Richard Ellis Group, Inc., Class A*	19,472	182,258
CBS Corp., Class B	57,126	395,312
Celgene Corp.*	38,199	1,827,440
CenterPoint Energy, Inc.	28,648	317,420
Centex Corp.	7,992	67,612
CenturyTel, Inc.	8,351	256,376
Cephalon, Inc.*	5,763	326,474
CF Industries Holdings, Inc.	3,793	281,213
Charles Schwab Corp.	76,022	1,333,426
Chesapeake Energy Corp.	46,851	929,055
Chevron Corp.	165,734	10,979,877
Chubb Corp.	29,375	1,171,475
Ciena Corp.*	8,019	82,997
CIGNA Corp.	22,706	546,988
Cincinnati Financial Corp.	13,382	299,088
Cintas Corp.	10,866	248,179
Cisco Systems, Inc.*	476,829	8,888,093
CIT Group, Inc.	34,227	73,588
Citigroup, Inc.	449,015	1,333,575
Citrix Systems, Inc.*	15,133	482,591
Clorox Co.	11,712	653,881
CME Group, Inc.	5,513	1,715,149
CMS Energy Corp.	19,559	236,273
Coach, Inc.	26,846	721,620
Coca-Cola Co.	164,570	7,897,714
Coca-Cola Enterprises, Inc.	26,600	442,890
Cognizant Technology Solutions Corp., Class A*	24,417	651,934
Colgate-Palmolive Co.	41,687	2,948,938
Comcast Corp., Class A	238,453	3,455,184
Comerica, Inc.	12,790	270,508
Computer Sciences Corp.*	11,899	527,126
Compuware Corp.*	17,189	117,917
ConAgra Foods, Inc.	37,472	714,216
ConocoPhillips	122,517	5,153,065
Consol Energy, Inc.	15,133	513,917
Consolidated Edison, Inc.	22,879	856,132
Constellation Brands, Inc., Class A*	16,170	205,036
Constellation Energy Group, Inc.	16,845	447,740

See Notes to Financial Statements. 339

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Convergys Corp.*	7,905	$73,358
Cooper Industries Ltd., Class A	14,055	436,408
Corning, Inc.	127,075	2,040,824
Costco Wholesale Corp.	36,029	1,646,525
Coventry Health Care, Inc.*	12,517	234,193
CSX Corp.	33,341	1,154,599
Cummins, Inc.	16,843	593,042
CVS Caremark Corp.	120,334	3,835,045
D.R. Horton, Inc.	23,439	219,389
Danaher Corp.	20,655	1,275,240
Darden Restaurants, Inc.	11,539	380,556
DaVita, Inc.*	8,119	401,566
Dean Foods Co.*	14,963	287,140
Deere & Co.	35,138	1,403,763
Dell, Inc.*	141,673	1,945,170
Denbury Resources, Inc.*	20,210	297,693
DENTSPLY International, Inc.	12,517	382,019
Devon Energy Corp.	36,935	2,012,957
DeVry, Inc.	5,300	265,212
Diamond Offshore Drilling, Inc.	5,849	485,759
DIRECTV Group, Inc.*	42,511	1,050,447
Discover Financial Services	40,455	415,473
Dominion Resources, Inc.	48,596	1,624,078
Dover Corp.	15,679	518,818
Dow Chemical Co.	87,631	1,414,364
Dr. Pepper Snapple Group, Inc.*	19,918	422,062
DTE Energy Co.	12,431	397,792
Duke Energy Corp.	106,765	1,557,701
Dun & Bradstreet Corp.	4,482	363,983
Dynegy, Inc., Class A*	32,071	72,801
E*TRADE Financial Corp.*	105,041	134,452
E.I. du Pont de Nemours & Co.	75,048	1,922,730
Eastman Chemical Co.	6,122	232,024
Eastman Kodak Co.	22,452	66,458
Eaton Corp.	13,882	619,276
eBay, Inc.*	89,549	1,533,974
Ecolab, Inc.	14,141	551,358
Edison International	27,305	859,015
El Paso Corp.	58,456	539,549
Electronic Arts, Inc.*	26,932	584,963
Eli Lilly & Co.	83,986	2,909,275
Embarq Corp.	10,994	462,408
EMC Corp.*	167,226	2,190,661
Emerson Electric Co.	61,425	1,990,170
ENSCO International, Inc.	11,985	417,917
Entergy Corp.	15,765	1,222,103
EOG Resources, Inc.	20,810	1,413,415
EQT Corp.	9,816	342,677
Equifax, Inc.	10,721	279,818
Equity Residential (REIT)	22,879	508,600
Estee Lauder Cos., Inc., Class A	9,816	320,689
Exelon Corp.	53,797	2,754,944
Expedia, Inc.*	17,735	267,976
Expeditors International of Washington, Inc.	17,748	591,718
Express Scripts, Inc.*	22,423	1,541,581
Exxon Mobil Corp.	403,386	28,200,715
Family Dollar Stores, Inc.	11,812	334,280
Fastenal Co.	10,907	361,785
Federated Investors, Inc., Class B	7,659	184,505
FedEx Corp.	25,954	1,443,561
Fidelity National Information Services, Inc.	15,624	311,855
Fifth Third Bancorp	57,907	411,140

	Number of Shares	Value (Note 1)
First Horizon National Corp.*	18,218	$218,616
FirstEnergy Corp.	25,495	987,931
Fiserv, Inc.*	13,163	601,549
FLIR Systems, Inc.*	12,790	288,542
Flowserve Corp.	4,685	327,060
Fluor Corp.	15,133	776,172
FMC Technologies, Inc.*	10,900	409,622
Ford Motor Co.*	262,307	1,592,203
Forest Laboratories, Inc.*	23,771	596,890
Fortune Brands, Inc.	12,617	438,315
FPL Group, Inc.	34,060	1,936,652
Franklin Resources, Inc.	12,704	914,815
Freeport-McMoRan Copper & Gold, Inc.	34,233	1,715,416
Frontier Communications Corp.	23,201	165,655
GameStop Corp., Class A*	13,795	303,628
Gannett Co., Inc.	20,191	72,082
Gap, Inc.	39,004	639,666
General Dynamics Corp.	32,163	1,781,509
General Electric Co.	875,395	10,259,629
General Mills, Inc.	27,291	1,528,842
Genuine Parts Co.	12,058	404,666
Genworth Financial, Inc., Class A	37,080	259,189
Genzyme Corp.*	22,606	1,258,476
Gilead Sciences, Inc.*	74,907	3,508,644
Goldman Sachs Group, Inc.	41,622	6,136,748
Goodrich Corp.	10,448	522,087
Goodyear Tire & Rubber Co.*	20,437	230,121
Google, Inc., Class A*	19,846	8,366,875
H&R Block, Inc.	27,656	476,513
H.J. Heinz Co.	26,313	939,374
Halliburton Co.	74,588	1,543,972
Harley-Davidson, Inc.	19,645	318,445
Harman International Industries, Inc.	5,030	94,564
Harris Corp.	11,266	319,504
Hartford Financial Services Group, Inc.	27,291	323,944
Hasbro, Inc.	10,548	255,684
HCP, Inc. (REIT)	22,855	484,297
Health Care REIT, Inc. (REIT)	9,470	322,927
Hershey Co.	12,690	456,840
Hess Corp.	23,598	1,268,392
Hewlett-Packard Co.	197,270	7,624,486
Home Depot, Inc.	140,353	3,316,541
Honeywell International, Inc.	61,101	1,918,571
Hormel Foods Corp.	4,771	164,790
Hospira, Inc.*	12,517	482,155
Host Hotels & Resorts, Inc. (REIT)	49,735	417,277
Hudson City Bancorp, Inc.	43,976	584,441
Humana, Inc.*	14,141	456,189
Huntington Bancshares, Inc./Ohio	49,936	208,732
Illinois Tool Works, Inc.	30,777	1,149,213
IMS Health, Inc.	13,150	167,005
Integrys Energy Group, Inc.	5,030	150,850
Intel Corp.	461,736	7,641,731
IntercontinentalExchange, Inc.*	6,036	689,553
International Business Machines Corp.	109,177	11,400,262
International Flavors & Fragrances, Inc.	5,390	176,361
International Game Technology	24,862	395,306
International Paper Co.	35,829	542,093
Interpublic Group of Cos., Inc.*	35,570	179,628
Intuit, Inc.*	26,846	755,983
Intuitive Surgical, Inc.*	3,267	534,677

See Notes to Financial Statements. 340

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Invesco Ltd.	34,017	$606,183
Iron Mountain, Inc.*	13,968	401,580
ITT Corp.	14,819	659,446
J.C. Penney Co., Inc.	18,653	535,528
J.M. Smucker Co.	10,002	486,697
Jabil Circuit, Inc.	15,060	111,745
Jacobs Engineering Group, Inc.*	10,361	436,094
Janus Capital Group, Inc.	13,695	156,123
JDS Uniphase Corp.*	14,636	83,718
Johnson & Johnson	227,797	12,938,870
Johnson Controls, Inc.	49,552	1,076,269
JPMorgan Chase & Co.	322,659	11,005,898
Juniper Networks, Inc.*	43,516	1,026,978
KB Home	6,281	85,924
Kellogg Co.	20,382	949,190
KeyCorp	62,333	326,625
Kimberly-Clark Corp.	34,406	1,803,907
Kimco Realty Corp. (REIT)	26,313	264,446
King Pharmaceuticals, Inc.*	20,982	202,057
KLA-Tencor Corp.	14,314	361,428
Kohl’s Corp.*	25,408	1,086,192
Kraft Foods, Inc., Class A	122,012	3,091,784
Kroger Co.	54,410	1,199,740
L-3 Communications Holdings, Inc.	9,902	687,001
Laboratory Corp. of America Holdings*	9,097	616,686
Legg Mason, Inc.	12,172	296,753
Leggett & Platt, Inc.	13,466	205,087
Lennar Corp., Class A	12,245	118,654
Leucadia National Corp.*	14,619	308,315
Lexmark International, Inc., Class A*	6,754	107,051
Life Technologies Corp.*	14,601	609,154
Limited Brands, Inc.	22,879	273,862
Lincoln National Corp.	23,115	397,809
Linear Technology Corp.	18,740	437,579
Lockheed Martin Corp.	27,064	2,182,712
Loews Corp.	30,280	829,672
Lorillard, Inc.	14,055	952,507
Lowe’s Cos., Inc.	120,412	2,337,197
LSI Corp.*	48,944	223,185
M&T Bank Corp.	6,281	319,891
Macy’s, Inc.	35,324	415,410
Manitowoc Co., Inc.	11,499	60,485
Marathon Oil Corp.	58,836	1,772,729
Marriott International, Inc., Class A	24,681	544,704
Marsh & McLennan Cos., Inc.	43,071	867,019
Marshall & Ilsley Corp.	30,306	145,469
Masco Corp.	30,266	289,948
Massey Energy Co.	7,373	144,068
Mastercard, Inc., Class A	5,858	980,102
Mattel, Inc.	29,280	469,944
MBIA, Inc.*	10,575	45,790
McAfee, Inc.*	12,967	547,078
McCormick & Co., Inc. (Non-Voting)	9,752	317,233
McDonald’s Corp.	91,151	5,240,271
McGraw-Hill Cos., Inc.	26,213	789,273
McKesson Corp.	22,893	1,007,292
MeadWestvaco Corp.	12,645	207,504
Medco Health Solutions, Inc.*	39,801	1,815,324
Medtronic, Inc.	92,610	3,231,163
MEMC Electronic Materials, Inc.*	18,840	335,540
Merck & Co., Inc.	174,499	4,878,992
Meredith Corp.	2,096	53,553
MetLife, Inc.	66,828	2,005,508

	Number of Shares	Value (Note 1)
MetroPCS Communications, Inc.*	22,100	$294,151
Microchip Technology, Inc.	15,506	349,660
Micron Technology, Inc.*	69,584	352,095
Microsoft Corp.	632,839	15,042,583
Millipore Corp.*	4,685	328,934
Molex, Inc.	9,802	152,421
Molson Coors Brewing Co., Class B	12,217	517,146
Monsanto Co.	45,113	3,353,700
Monster Worldwide, Inc.*	10,980	129,674
Moody’s Corp.	15,938	419,966
Morgan Stanley	111,798	3,187,361
Motorola, Inc.	185,742	1,231,469
Murphy Oil Corp.	15,952	866,513
Mylan, Inc.*	25,681	335,137
NASDAQ OMX Group, Inc.*	11,626	247,750
National Oilwell Varco, Inc.*	34,778	1,135,849
National Semiconductor Corp.	16,670	209,208
NetApp, Inc.*	27,751	547,250
New York Times Co., Class A	6,349	34,983
Newell Rubbermaid, Inc.	23,498	244,614
Newmont Mining Corp.	40,728	1,664,553
News Corp., Class A	187,204	1,705,428
Nicor, Inc.	3,866	133,841
NIKE, Inc., Class B	31,344	1,622,992
NiSource, Inc.	23,511	274,138
Noble Energy, Inc.	14,514	855,891
Nordstrom, Inc.	13,423	266,983
Norfolk Southern Corp.	30,539	1,150,404
Northeast Utilities	14,687	327,667
Northern Trust Corp.	19,853	1,065,709
Northrop Grumman Corp.	27,263	1,245,374
Novell, Inc.*	23,539	106,632
Novellus Systems, Inc.*	8,478	141,583
Nucor Corp.	26,127	1,160,823
Nvidia Corp.*	45,167	509,935
NYSE Euronext	21,615	589,009
Occidental Petroleum Corp.	67,015	4,410,257
Office Depot, Inc.*	17,694	80,685
Omnicom Group, Inc.	25,940	819,185
Oracle Corp.	313,168	6,708,059
O’Reilly Automotive, Inc.*	11,353	432,322
Owens-Illinois, Inc.*	14,041	393,288
PACCAR, Inc.	30,266	983,948
Pactiv Corp.*	11,166	242,302
Pall Corp.	9,788	259,969
Parker Hannifin Corp.	13,423	576,652
Patterson Cos., Inc.*	7,895	171,321
Paychex, Inc.	26,946	679,039
Peabody Energy Corp.	22,347	673,986
People’s United Financial, Inc.	29,375	441,800
Pepco Holdings, Inc.	18,926	254,365
Pepsi Bottling Group, Inc.	11,139	376,944
PepsiCo, Inc.	128,826	7,080,277
PerkinElmer, Inc.	8,305	144,507
Pfizer, Inc.	558,450	8,376,750
PG&E Corp.	30,539	1,173,919
Philip Morris International, Inc.	162,148	7,072,896
Pinnacle West Capital Corp.	8,651	260,828
Pioneer Natural Resources Co.	9,816	250,308
Pitney Bowes, Inc.	17,489	383,534
Plum Creek Timber Co., Inc. (REIT)	13,868	412,989
PNC Financial Services Group, Inc.	38,097	1,478,545
Polo Ralph Lauren Corp.	4,771	255,439
PPG Industries, Inc.	13,782	605,030

See Notes to Financial Statements. 341

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
PPL Corp.	31,307	$1,031,879
Praxair, Inc.	25,549	1,815,767
Precision Castparts Corp.	11,712	855,327
Principal Financial Group, Inc.	26,001	489,859
Procter & Gamble Co.	240,906	12,310,297
Progress Energy, Inc.	23,066	872,587
Progressive Corp.*	56,480	853,413
ProLogis (REIT)	35,511	286,219
Prudential Financial, Inc.	38,024	1,415,253
Public Service Enterprise Group, Inc.	40,801	1,331,337
Public Storage (REIT)	10,548	690,683
Pulte Homes, Inc.	17,694	156,238
QLogic Corp.*	10,448	132,481
QUALCOMM, Inc.	136,773	6,182,140
Quanta Services, Inc.*	17,000	393,210
Quest Diagnostics, Inc.	12,672	715,081
Questar Corp.	13,423	416,918
Qwest Communications International, Inc.	123,190	511,238
R.R. Donnelley & Sons Co.	15,474	179,808
RadioShack Corp.	10,807	150,866
Range Resources Corp.	13,063	540,939
Raytheon Co.	33,327	1,480,719
Regions Financial Corp.	100,063	404,255
Republic Services, Inc.	26,932	657,410
Reynolds American, Inc.	13,150	507,853
Robert Half International, Inc.	12,790	302,100
Rockwell Automation, Inc.	11,885	381,746
Rockwell Collins, Inc.	13,358	557,429
Rowan Cos., Inc.	9,629	186,032
Ryder System, Inc.	4,771	133,206
Safeway, Inc.	35,856	730,387
Salesforce.com, Inc.*	8,924	340,629
SanDisk Corp.*	19,099	280,564
Sara Lee Corp.	58,377	569,760
SCANA Corp.	10,061	326,681
Schering-Plough Corp.	134,689	3,383,388
Schlumberger Ltd.	98,905	5,351,750
Scripps Networks Interactive, Inc., Class A	6,581	183,149
Sealed Air Corp.	11,653	214,998
Sears Holdings Corp.*	4,585	304,994
Sempra Energy	19,664	975,924
Sherwin-Williams Co.	8,292	445,695
Sigma-Aldrich Corp.	10,261	508,535
Simon Property Group, Inc. (REIT)	22,891	1,177,284
SLM Corp.*	38,164	391,944
Smith International, Inc.	18,381	473,311
Snap-On, Inc.	3,966	113,983
Southern Co.	64,686	2,015,616
Southwest Airlines Co.	60,084	404,365
Southwestern Energy Co.*	27,742	1,077,777
Spectra Energy Corp.	51,449	870,517
Sprint Nextel Corp.*	233,194	1,121,663
St. Jude Medical, Inc.*	28,829	1,184,872
Stanley Works	6,554	221,787
Staples, Inc.	59,455	1,199,207
Starbucks Corp.*	61,352	852,179
Starwood Hotels & Resorts Worldwide, Inc.	15,392	341,702
State Street Corp.	40,356	1,904,803
Stericycle, Inc.*	7,200	371,016
Stryker Corp.	18,926	752,119
Sun Microsystems, Inc.*	59,323	546,958

	Number of Shares	Value (Note 1)
Sunoco, Inc.	9,816	$227,731
SunTrust Banks, Inc.	39,807	654,825
SUPERVALU, Inc.	17,935	232,258
Symantec Corp.*	68,379	1,063,977
Synthes, Inc.	5,626	544,601
Sysco Corp.	49,193	1,105,859
T. Rowe Price Group, Inc.	21,342	889,321
Target Corp.	62,516	2,467,507
TECO Energy, Inc.	14,646	174,727
Tellabs, Inc.*	34,173	195,811
Tenet Healthcare Corp.*	27,343	77,107
Teradata Corp.*	13,263	310,752
Teradyne, Inc.*	15,246	104,588
Tesoro Corp.	11,799	150,201
Texas Instruments, Inc.	106,219	2,262,465
Textron, Inc.	22,350	215,901
Thermo Fisher Scientific, Inc.*	34,865	1,421,446
Tiffany & Co.	10,448	264,961
Time Warner Cable, Inc.	29,361	929,863
Time Warner, Inc.	99,327	2,502,047
Titanium Metals Corp.	4,825	44,342
TJX Cos., Inc.	34,778	1,094,116
Torchmark Corp.	7,214	267,207
Total System Services, Inc.	14,314	191,664
Travelers Cos., Inc.	48,647	1,996,473
Tyson Foods, Inc., Class A	25,395	320,231
U.S. Bancorp	156,832	2,810,429
Union Pacific Corp.	41,893	2,180,950
United Parcel Service, Inc., Class B	82,435	4,120,926
United States Steel Corp.	11,716	418,730
United Technologies Corp.	77,909	4,048,152
UnitedHealth Group, Inc.	97,324	2,431,154
Unum Group	27,846	441,638
Valero Energy Corp.	46,371	783,206
Varian Medical Systems, Inc.*	10,448	367,143
Ventas, Inc. (REIT)	13,150	392,659
VeriSign, Inc.*	16,124	297,972
Verizon Communications, Inc.	235,119	7,225,207
VF Corp.	7,487	414,405
Viacom, Inc., Class B*	48,907	1,110,189
Vornado Realty Trust (REIT)	13,026	586,550
Vulcan Materials Co.	9,883	425,957
W.W. Grainger, Inc.	5,403	442,398
Walgreen Co.	80,975	2,380,665
Wal-Mart Stores, Inc.	184,434	8,933,983
Walt Disney Co.	153,589	3,583,231
Washington Post Co., Class B	401	141,224
Waste Management, Inc.	40,987	1,154,194
Waters Corp.*	8,205	422,311
Watson Pharmaceuticals, Inc.*	8,824	297,281
WellPoint, Inc.*	39,475	2,008,883
Wells Fargo & Co.	384,996	9,340,003
Western Digital Corp.*	19,400	514,100
Western Union Co.	59,096	969,174
Weyerhaeuser Co.	17,662	537,455
Whirlpool Corp.	6,208	264,212
Whole Foods Market, Inc.	11,899	225,843
Williams Cos., Inc.	48,474	756,679
Windstream Corp.	36,194	302,582
Wisconsin Energy Corp.	9,916	403,680
Wyeth	110,272	5,005,246
Wyndham Worldwide Corp.	14,906	180,661
Wynn Resorts Ltd.*	5,676	200,363
Xcel Energy, Inc.	36,913	679,568

See Notes to Financial Statements. 342

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Xerox Corp.	67,961	$440,387
Xilinx, Inc.	23,166	473,976
XTO Energy, Inc.	48,201	1,838,386
Yahoo!, Inc.*	115,763	1,812,849
Yum! Brands, Inc.	38,385	1,279,756
Zimmer Holdings, Inc.*	18,453	786,098
Zions Bancorporation	10,002	115,623

		665,279,604

Total Common Stocks (95.6%) (Cost $1,656,742,133)		1,829,453,917

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (0.4%)
iShares MSCI EAFE Index Fund	48,800	2,235,528
SPDR Trust Series 1	70,700	6,498,744

Total Investment Companies (0.4%) (Cost $7,907,135)		8,734,272

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)
Rio Tinto Ltd., expiring 7/1/09*	13,237	225,060

Hong Kong (0.0%)
China Resources Power Holdings Co. Ltd., expiring 7/10/09*	104,200	44,369

Norway (0.0%)
Renewable Energy Corp. A/S, expiring 7/13/09*	7,137	25,528

Singapore (0.0%)
Golden Agri-Resources Ltd., expiring 7/16/09*	92,480	12,770
Neptune Orient Lines Ltd., expiring 7/8/09*	39,750	4,803

		17,573

United Kingdom (0.0%)
Rio Tinto plc, expiring 7/1/09*	40,654	466,850

Total Rights (0.0%) (Cost $711,336)		779,380

	Number of Warrants	Value (Note 1)
WARRANTS:
Italy (0.0%)
Unione di Banche Italiane S.c.p.A., expiring 6/30/11*	53,222	4,106

Singapore (0.0%)
Golden Agri-Resources Ltd., expiring 12/31/49*	36,992	—

Total Warrants (0.0%) (Cost $—)		4,106

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (1.2%)
Goldman Sachs & Co., Repurchase Agreement 0.05%, 7/1/09(r)(v)	$18,480,245	18,480,245

	Principal Amount	Value (Note 1)
Monumental Global Funding II
0.40%, 3/26/10(l)	$4,000,000	$3,847,824

Total Short-Term Investments of Cash Collateral for Securities Loaned		22,328,069

Time Deposit (1.9%)
JPMorgan Chase Nassau
0.000%, 7/1/09	36,396,549	36,396,549

Total Short-Term Investments (3.1%) (Cost/Amortized Cost $58,876,794)		58,724,618

Total Investments (99.1%) (Cost/Amortized Cost $1,724,237,398)		1,897,696,293
Other Assets Less Liabilities (0.9%)		16,810,455

Net Assets (100%)		$1,914,506,748

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $190,196 or 0.0% of net assets) at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2009, the market value of these securities amounted to $6,142,527 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% - 6.176%, maturing 4/15/18 - 5/1/39; Federal National Mortgage Association, 0.000% - 7.500%, maturing 2/1/18 - 5/1/39; Government National Mortgage Association, 0.465% – 5.500%, maturing 11/16/31 - 8/16/44.

Glossary:
ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
NVDR	—	Non-Voting Depositary Receipt
REIT	—	Real Estate Investment Trust
RNC	—	Risparmio Non-Convertible Savings Shares
PPS	—	Price Protected Share

See Notes to Financial Statements. 343

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchases
CAC40 10 Euro Index	4	September-09	$180,106	$175,749	$(4,357)
DAX Index	3	September-09	513,674	507,078	(6,596)
Dow Jones EURO Stoxx 50 Index	348	September-09	11,859,403	11,706,839	(152,564)
FTSE 100 Index	109	September-09	7,718,775	7,564,004	(154,771)
Hand Seng Index	4	July-09	467,873	475,352	7,479
OMXS 30 Index	87	July-09	882,507	896,541	14,034
S&P 500 Index	139	September-09	32,377,655	31,813,625	(564,030)
SPI 200 Index	34	September-09	2,704,880	2,671,912	(32,968)
TOPIX Index	95	September-09	9,283,250	9,116,884	(166,366)

					$(1,060,139)

At June 30, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 8/13/09	317	244	$254,621	$244,364	$10,257
Australian Dollar vs. U.S. Dollar, expiring 8/13/09	155	120	124,499	119,596	4,903
Australian Dollar vs. U.S. Dollar, expiring 8/13/09	216	162	173,496	162,030	11,466
Australian Dollar vs. U.S. Dollar, expiring 8/13/09	366	279	293,978	279,175	14,803
Australian Dollar vs. U.S. Dollar, expiring 8/13/09	158	120	126,909	119,827	7,082
British Pound vs. U.S. Dollar, expiring 8/13/09	181	296	297,774	296,487	1,287
British Pound vs. U.S. Dollar, expiring 8/13/09	870	1,430	1,431,289	1,429,784	1,505
British Pound vs. U.S. Dollar, expiring 8/13/09	859	1,414	1,413,193	1,414,232	(1,039)
British Pound vs. U.S. Dollar, expiring 8/13/09	45	75	74,032	74,549	(517)
British Pound vs. U.S. Dollar, expiring 8/13/09	40	66	65,807	66,120	(313)
British Pound vs. U.S. Dollar, expiring 8/13/09	76	116	125,032	115,955	9,077
British Pound vs. U.S. Dollar, expiring 8/13/09	536	813	881,806	812,934	68,872
British Pound vs. U.S. Dollar, expiring 8/13/09	250	407	411,290	406,625	4,665
British Pound vs. U.S. Dollar, expiring 8/13/09	332	514	546,193	514,323	31,870
Danish Krone vs. U.S. Dollar, expiring 8/13/09	788	144	148,339	143,778	4,561
European Union vs. U.S. Dollar, expiring 8/13/09	1,425	2,005	1,999,061	2,005,246	(6,185)
European Union vs. U.S. Dollar, expiring 8/13/09	273	382	382,978	381,638	1,340
European Union vs. U.S. Dollar, expiring 8/13/09	172	241	241,289	240,793	496
European Union vs. U.S. Dollar, expiring 8/13/09	485	681	680,382	680,751	(369)
European Union vs. U.S. Dollar, expiring 8/13/09	152	214	213,233	214,242	(1,009)
European Union vs. U.S. Dollar, expiring 8/13/09	481	663	674,771	662,703	12,068
European Union vs. U.S. Dollar, expiring 8/13/09	120	163	168,342	163,273	5,069
European Union vs. U.S. Dollar, expiring 8/13/09	1,162	1,577	1,630,112	1,577,107	53,005
European Union vs. U.S. Dollar, expiring 8/13/09	297	413	416,647	412,568	4,079
European Union vs. U.S. Dollar, expiring 8/13/09	334	467	468,552	466,965	1,587
European Union vs. U.S. Dollar, expiring 8/13/09	692	979	970,772	978,647	(7,875)
Japanese Yen vs. U.S. Dollar, expiring 8/13/09	41,741	435	433,504	435,086	(1,582)
Japanese Yen vs. U.S. Dollar, expiring 8/13/09	17,470	182	181,437	181,947	(510)
Japanese Yen vs. U.S. Dollar, expiring 8/13/09	21,034	221	218,450	220,584	(2,134)
Japanese Yen vs. U.S. Dollar, expiring 8/13/09	101,326	1,029	1,052,328	1,028,977	23,351
Japanese Yen vs. U.S. Dollar, expiring 8/13/09	16,521	172	171,580	172,068	(488)
Norwegian Krone vs. U.S. Dollar, expiring 8/13/09	700	109	108,740	108,806	(66)
Singapore Dollar vs. U.S. Dollar, expiring 8/13/09	54	37	37,269	36,880	389
Swedish Krona vs. U.S. Dollar, expiring 8/13/09	450	59	58,325	58,687	(362)
Swiss Franc vs. U.S. Dollar, expiring 8/13/09	63	57	58,011	57,032	979
Swiss Franc vs. U.S. Dollar, expiring 8/13/09	219	197	201,659	197,423	4,236
Swiss Franc vs. U.S. Dollar, expiring 8/13/09	394	355	362,803	355,460	7,343
Swiss Franc vs. U.S. Dollar, expiring 8/13/09	53	48	48,804	47,953	851

					$262,692

See Notes to Financial Statements. 344

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 8/13/09	362	462	$361,820	$371,088	$(9,268)
Australian Dollar vs. U.S. Dollar, expiring 8/13/09	578	750	578,276	602,415	(24,139)
British Pound vs. U.S. Dollar, expiring 8/13/09	155	95	155,039	156,290	(1,251)
British Pound vs. U.S. Dollar, expiring 8/13/09	111	68	110,691	111,871	(1,180)
British Pound vs. U.S. Dollar, expiring 8/13/09	414	254	413,652	417,871	(4,219)
British Pound vs. U.S. Dollar, expiring 8/13/09	263	174	263,380	286,258	(22,878)
British Pound vs. U.S. Dollar, expiring 8/13/09	96	60	95,531	98,710	(3,179)
Danish Krone vs. U.S. Dollar, expiring 8/13/09	66	357	65,825	67,204	(1,379)
Danish Krone vs. U.S. Dollar, expiring 8/13/09	79	431	78,838	81,135	(2,297)
European Union vs. U.S. Dollar, expiring 8/13/09	614	435	614,112	610,240	3,872
European Union vs. U.S. Dollar, expiring 8/13/09	43	31	43,297	43,488	(191)
European Union vs. U.S. Dollar, expiring 8/13/09	328	237	327,963	332,475	(4,512)
European Union vs. U.S. Dollar, expiring 8/13/09	468	334	467,887	468,552	(665)
European Union vs. U.S. Dollar, expiring 8/13/09	105	77	104,843	108,019	(3,176)
European Union vs. U.S. Dollar, expiring 8/13/09	459	338	459,268	474,163	(14,895)
European Union vs. U.S. Dollar, expiring 8/13/09	76	54	75,630	75,754	(124)
European Union vs. U.S. Dollar, expiring 8/13/09	94	69	93,932	96,797	(2,865)
Japanese Yen vs. U.S. Dollar, expiring 8/13/09	184	17,470	183,727	181,436	2,291
Japanese Yen vs. U.S. Dollar, expiring 8/13/09	1,519	144,108	1,518,584	1,496,643	21,941
Japanese Yen vs. U.S. Dollar, expiring 8/13/09	375	36,514	375,152	379,218	(4,066)
Norwegian Krone vs. U.S. Dollar, expiring 8/13/09	109	700	109,273	108,740	533
Singapore Dollar vs. U.S. Dollar, expiring 8/13/09	37	54	36,880	37,269	(389)
Swedish Krona vs. U.S. Dollar, expiring 8/13/09	59	450	58,957	58,324	633
Swiss Franc vs. U.S. Dollar, expiring 8/13/09	199	219	198,961	201,659	(2,698)
Swiss Franc vs. U.S. Dollar, expiring 8/13/09	366	403	365,535	371,090	(5,555)
Swiss Franc vs. U.S. Dollar, expiring 8/13/09	97	107	96,671	98,528	(1,857)

					$(81,513)

					$181,179

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$72,374,430	$109,436,654	$–	$181,811,084
Consumer Staples	90,535,437	90,903,288	–	181,438,725
Energy	103,148,575	86,608,164	–	189,756,739
Financials	110,694,083	298,816,630	–	409,510,713
Health Care	97,538,863	62,719,189	–	160,258,052
Industrials	67,999,125	101,284,414	190,196	169,473,735
Information Technology	126,551,463	90,007,248	–	216,558,711
Materials	31,789,002	95,083,242	–	126,872,244
Telecommunication Services	34,110,592	73,925,234	–	108,035,826

See Notes to Financial Statements. 345

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Utilities	$28,608,242	$57,129,846	$–	$85,738,088
Forward Currency Contracts	–	314,411	–	314,411
Futures	21,513	–	–	21,513
Investment Companies
Exchange Traded Funds (ETFs)	8,734,272	–	–	8,734,272
Rights
Consumer Staples	–	12,770	–	12,770
Industrials	–	30,331	–	30,331
Materials	–	691,910	–	691,910
Utilities	–	44,369	–	44,369
Short-Term Investments Warrants	–	58,724,618	–	58,724,618
Consumer Staples	–	–	–	–
Financials	–	4,106	–	4,106
Total Asset	$772,105,597	$1,125,736,424	$190,196	$1,898,032,217
Liability:
Forward Currency Contracts	$–	$(133,232)	$–	$(133,232)
Futures	(1,081,652)	–	–	(1,081,652)
Total Liability	$(1,081,652)	$(133,232)	$–	$(1,214,884)
Total	$771,023,945	$1,125,603,192	$190,196	$1,896,817,333

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Consumer Discretionary	Other Investments*
Balance as of 12/31/08	$12,463,327	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(12,463,327)	—

Balance as of 6/30/09	$—	$—

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$1,175,045	$—
Total gains or losses (realized/unrealized) included in earnings	(422,528)	—
Purchases, sales, issuances, and settlements (net)	(752,517)	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$—	$—

See Notes to Financial Statements. 346

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Investments in Securities-Industrials	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	2,711	—
Purchases, sales, issuances, and settlements (net)	(2,711)	—
Transfers in and/or out of Level 3	190,196	—

Balance as of 6/30/09	$190,196	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$55,646	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Values of Derivative Instruments as of June 30, 2009

	Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	314,411
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	21,513	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$335,924

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	(133,232)
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(1,081,652	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(1,214,884)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	4,974,243	–	4,974,243
Credit contracts	–	–	–	–	–
Equity contracts	–	1,000,896	–	–	1,000,896
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$1,000,896	$4,974,243	$–	$5,975,139

See Notes to Financial Statements. 347

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	(473,735)	–	(473,735)
Credit contracts	–	–	–	–	–
Equity contracts	–	(1,060,139)	–	–	(1,060,139)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(1,060,139)	$(473,735)	$–	$(1,533,874)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,484,537,396
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,378,902,536

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$210,908,527
Aggregate gross unrealized depreciation	(92,396,060)

Net unrealized appreciation	$118,512,467

Federal income tax cost of investments	$1,779,183,826

At June 30, 2009, the Portfolio had loaned securities with a total value of $19,778,383 This was secured by collateral of $22,480,245, which was received as cash and subsequently invested in short-term investments currently valued at $22,328,069, as reported in the portfolio of investments.

For the six months ended June 30, 2009, the Portfolio incurred approximately $510 as brokerage commissions with BNP Paribas, $597 with Citigroup, Inc., $47,857 with Morgan Stanley & Co., Inc., and $3,214 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $69,721,524 which expires in the year 2016.

See Notes to Financial Statements. 348

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (11.6%)
Asset-Backed Securities (5.3%)
ACE Securities Corp.,
Series 2006-NC3 A2A
0.364%, 12/25/36(b)(l)†	$226,600	$180,193
Bear Stearns Asset Backed Securities Trust,
Series 2006-HE10 21A1
0.384%, 12/25/36(b)(l)	181,273	153,727
Carrington Mortgage Loan Trust,
Series 2006-NC5 A1
0.364%, 1/25/37(b)(l)	229,476	190,664
Countrywide Asset-Backed Certificates,
Series 2006-22 2A1
0.364%, 5/25/47(b)(l)	166,670	151,609
Daimler Chrysler Auto Trust,
Series 2006-B A3
5.330%, 8/8/10	42,048	42,137
Ford Credit Auto Owner Trust,
Series 2008-A A3A
3.960%, 4/15/12	520,000	525,425
Indymac Residential Asset Backed Trust,
Series 2006-E 2A1
0.374%, 4/25/37(b)(l)	108,301	102,833
Morgan Stanley Capital, Inc.,
Series 2006-HE8 A2A
0.364%, 10/25/36(b)(l)	101,845	94,676
SLM Student Loan Trust,
Series 2008-5 A1
1.892%, 10/25/13(l)	534,750	535,362
Series 2008-5 A2
2.192%, 10/25/16(l)	260,000	260,813
Series 2008-5 A4
2.792%, 7/25/23(l)	260,000	260,711
Structured Asset Securities Corp.,
Series 2006-BC6 A2
0.394%, 1/25/37(b)(l)	192,589	169,985
Series 2007-WF2 A2
1.014%, 8/25/37(l)	252,808	224,317

		2,892,452

Non-Agency CMO (6.3%)
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2006-1 A1
4.625%, 2/25/36(l)	407,161	286,347
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1 1A1
4.900%, 10/25/35(l)	394,264	299,001
Countrywide Alternative Loan Trust,
Series 2006-OA19 A1
0.495%, 2/20/47(l)	100,142	38,848
Series 2006-OA21 A1
0.505%, 3/20/47(l)	145,591	57,416
Series 2006-OC10 2A1
0.404%, 11/25/36(l)	130,207	116,578
Series 2006-OC9 A1
0.389%, 12/25/46(l)	199,981	183,703
Credit Suisse Mortgage Capital Certificates,
Series 2006-8 3A1
6.000%, 10/25/21	250,905	165,205
Deutsche Alt-A Securities, Inc.,
Series 2006-OA1 A1
0.514%, 2/25/47(l)	127,561	53,594

	Principal Amount	Value (Note 1)
GS Mortgage Securities Corp. II,
Series 2006-GG6 A4
5.553%, 4/10/38(l)	$330,000	$271,776
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2004-CB8 A1A
4.158%, 1/12/39§	464,998	387,117
JPMorgan Mortgage Trust,
Series 2006-S2 2A2
5.875%, 7/25/36	64,400	55,283
Series 2007-S1 1A2
5.500%, 3/25/22	64,717	54,787
LB-UBS Commercial Mortgage Trust,
Series 2005-C2 A2
4.821%, 4/15/30	481,243	472,933
Series 2006-C1 A4
5.156%, 2/15/31	80,000	66,624
Morgan Stanley Capital I, Inc.,
Series 2007-T27 A4
5.803%, 6/11/42(l)	140,000	117,469
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22 A4
5.440%, 12/15/44(l)	225,000	192,513
Series 2006-C26 A3
6.011%, 6/15/45(l)	430,000	339,428
Series 2007-C32 A2
5.924%, 6/15/49(l)	300,000	279,983

		3,438,605

Total Asset-Backed and Mortgage-Backed Securities		6,331,057

Corporate Bonds (14.8%)
Consumer Discretionary (0.3%)
Media (0.3%)
COX Communications, Inc.
8.375%, 3/1/39§	$125,000	139,373

Total Consumer Discretionary		139,373

Financials (8.4%)
Capital Markets (1.0%)
Bear Stearns Cos LLC
5.500%, 8/15/11	150,000	157,139
Bear Stearns Cos., Inc.
6.950%, 8/10/12	155,000	168,462
Citigroup Funding, Inc.
2.125%, 7/12/12	245,000	245,034

		570,635

Commercial Banks (1.9%)
UBS AG/Connecticut
5.875%, 12/20/17	365,000	339,910
US Bancorp
1.800%, 5/15/12	680,000	677,691

		1,017,601

Consumer Finance (0.6%)
LeasePlan Corp. N.V.
3.000%, 5/7/12§	300,000	303,452

Diversified Financial Services (4.9%)
Citigroup, Inc.
2.125%, 4/30/12	600,000	602,634
General Electric Capital Corp.
2.125%, 12/21/12	510,000	506,491
4.800%, 5/1/13	240,000	240,261

See Notes to Financial Statements. 349

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
JPMorgan Chase & Co.
2.200%, 6/15/12	$475,000	$477,404
JPMorgan Chase Capital XXV
6.800%, 10/1/37	200,000	172,000
Private Export Funding Corp.
3.550%, 4/15/13	625,000	648,371

		2,647,161

Total Financials		4,538,849

Utilities (6.1%)
Electric Utilities (0.2%)
Duke Energy Carolinas LLC
5.250%, 1/15/18	100,000	104,389

Independent Power Producers & Energy Traders (5.9%)
Tennessee Valley Authority
6.000%, 3/15/13	1,000,000	1,116,956
4.750%, 8/1/13	2,000,000	2,119,086

		3,236,042

Total Utilities		3,340,431

Total Corporate Bonds		8,018,653

Government Securities (79.6%)
Agency ABS (4.2%)
Federal National Mortgage Association Grantor Trust
0.594%, 3/25/33(b)(l)	$197,413	162,893
Small Business Administration
Series 2003-P10B
5.136%, 8/10/13	1,258,418	1,308,466
Series 2004-P10B
4.754%, 8/10/14	784,893	810,047

		2,281,406

Agency CMO (3.5%)
Federal Home Loan Mortgage Corp.
6.000%, 5/15/18	184,283	186,866
5.500%, 11/15/26	254,477	261,755
5.000%, 4/15/27	245,545	252,272
6.000%, 4/15/36	360,023	382,163
Federal National Mortgage Association
5.000%, 9/25/24	210,789	213,636
5.500%, 11/25/30	220,445	226,910
6.000%, 10/25/33	320,142	330,271
Government National Mortgage Association
6.082%, 1/16/38 IO(l)	555,063	61,258

		1,915,131

Municipal Bond (0.8%)
State of California
5.450%, 4/1/15	450,000	439,785

U.S. Government Agencies (25.3%)
Federal Home Loan Bank
5.530%, 11/3/14	540,000	554,714
5.625%, 6/11/21	660,000	693,133
Federal Home Loan Bank of Chicago
5.625%, 6/13/16	295,000	284,024
Federal Home Loan Mortgage Corp.
5.875%, 3/21/11	425,000	445,607
1.750%, 6/15/12	300,000	298,909
3.000%, 7/28/14	245,000	245,496
5.125%, 11/17/17	370,000	406,085
5.000%, 10/1/22	195,940	203,031
5.000%, 11/1/22	205,454	212,889
5.000%, 3/1/39	221,910	225,993

	Principal Amount	Value (Note 1)
5.000%, 4/1/39	$548,521	$558,613
Federal National Mortgage Association
1.375%, 4/28/11	350,000	350,565
5.010%, 1/1/12	1,443,278	1,517,052
2.000%, 1/9/12	645,000	651,438
1.875%, 4/20/12	350,000	351,423
4.625%, 5/1/13	425,000	431,456
5.250%, 9/15/16	505,000	556,641
5.375%, 6/12/17	410,000	457,438
5.000%, 5/1/22	56,516	58,597
5.000%, 7/1/22	400,000	414,725
5.000%, 3/1/23	66,126	68,561
6.000%, 2/1/37	193,580	202,598
6.000%, 8/1/37	194,531	203,593
6.000%, 3/1/38	1,188,106	1,243,197
5.000%, 4/1/39	199,491	203,410
4.500%, 6/1/39	55,000	54,949
4.500%, 7/1/39	320,000	319,747
6.000%, 8/25/24 TBA	1,200,000	1,266,374
Government National Mortgage Association
7.500%, 10/15/24	1,872	2,051
Overseas Private Investment Corp.
7.050%, 11/15/13	964,286	1,059,513
Small Business Administration
5.886%, 9/1/11	226,141	235,722

		13,777,544

U.S. Treasuries (45.8%)
U.S. Treasury Bonds
8.125%, 8/15/19	350,000	479,883
8.750%, 8/15/20	425,000	608,812
8.000%, 11/15/21	1,200,000	1,655,626
7.250%, 8/15/22	200,000	262,750
7.625%, 11/15/22	475,000	644,070
6.250%, 8/15/23	900,000	1,096,312
4.500%, 5/15/38	285,000	294,218
3.500%, 2/15/39	200,000	172,938
4.250%, 5/15/39	500,000	494,920
U.S. Treasury Notes
1.125%, 6/30/11	10,910,000	10,910,873
1.875%, 6/15/12	4,140,000	4,170,098
2.625%, 6/30/14	2,800,000	2,808,764
3.125%, 5/15/19	1,325,000	1,281,527

		24,880,791

Total Government Securities		43,294,657

Total Long-Term Debt Securities (106.0%) (Cost $58,076,754)		57,644,367

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.9%)
JPMorgan Chase Nassau 0.000%, 7/1/09 (Amortized Cost $1,574,142)	$1,574,142	$1,574,142

Total Investments Before Securities Sold Short (108.9%) (Cost/Amortized Cost $59,650,896)		59,218,509

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
U.S. Government Agencies (-6.5%)
Federal Home Loan Mortgage Corp.

See Notes to Financial Statements. 350

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 7/15/24 TBA	$(400,000)	$(413,500)
5.000%, 7/15/39 TBA	(700,000)	(711,812)
Federal National Mortgage Association
5.000%, 7/25/24 TBA	(400,000)	(413,875)
4.500%, 7/25/39 TBA	(340,000)	(339,256)
5.000%, 7/25/39 TBA	(100,000)	(101,813)
6.000%, 8/25/39 TBA	(1,500,000)	(1,562,343)

Total Securities Sold Short (-6.5%) (Proceeds Received $3,533,416)		(3,542,599)

Total Investments after Securities Sold Short (102.4%) (Cost/Amortized Cost $56,117,480)		55,675,910
Other Assets Less Liabilities (-2.4%)		(1,292,362)

Net Assets (100%)		$54,383,548

†	Securities (totaling $180,193 or 0.3% of net assets) at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2009, the market value of these securities amounted to $829,942 or 1.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.

Glossary:
ABS	—	Asset-Backed Security
CMO	—	Collateralized Mortgage Obligation
IO	—	Interest Only
TBA	—	Security is subject to delayed delivery.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$–	$2,712,259	$180,193	$2,892,452
Non-Agency CMO	–	3,438,605	–	3,438,605
Corporate Bonds
Consumer Discretionary	–	139,373	–	139,373
Financials	–	4,538,849	–	4,538,849
Utilities	–	3,340,431	–	3,340,431
Government Securities
Agency ABS	–	2,281,406	–	2,281,406
Agency CMO	–	1,915,131	–	1,915,131
Municipal Bonds	–	439,785	–	439,785
U.S. Government Agencies	–	13,777,544	–	13,777,544
U.S. Treasuries	–	24,880,791	–	24,880,791
Short-Term Investments	–	1,574,142	–	1,574,142
Total Asset	$–	$59,038,316	$180,193	$59,218,509
Liability:
Government Securities
U.S. Government Agencies	$–	$(3,542,599)	$–	$(3,542,599)
Total Liability	$–	$(3,542,599)	$–	$(3,542,599)
Total	$–	$55,495,717	$180,193	$55,675,910

See Notes to Financial Statements. 351

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-ABS	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	180,193	—

Balance as of 6/30/09	$180,193	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$(20,790)	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$25,420,339
Long-term U.S. Treasury securities	171,382,213

$196,802,552

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$40,305,852
Long-term U.S. Treasury securities	164,846,511

$205,152,363

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$821,178
Aggregate gross unrealized depreciation	(1,254,587)

Net unrealized depreciation	$(433,409)

Federal income tax cost of investments	$56,118,502

See Notes to Financial Statements. 352

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (3.9%)
Financials (3.8%)
Capital Markets (0.8%)
Citigroup Funding, Inc.
1.375%, 5/5/11^	$500,000	$500,708
1.250%, 6/3/11^	1,000,000	998,124
Goldman Sachs Group, Inc.
1.700%, 3/15/11^	500,000	504,553
1.625%, 7/15/11	1,400,000	1,407,610
2.150%, 3/15/12^	500,000	504,238
3.250%, 6/15/12^	3,000,000	3,104,697
Morgan Stanley
2.900%, 12/1/10	1,000,000	1,028,085
2.000%, 9/22/11	1,500,000	1,518,577
3.250%, 12/1/11	1,500,000	1,556,076
2.250%, 3/13/12^	500,000	504,404
1.950%, 6/20/12	1,700,000	1,696,532

		13,323,604

Commercial Banks (0.9%)
American Express Bank FSB
3.150%, 12/9/11	1,700,000	1,760,250
Citibank N.A.
1.625%, 3/30/11	1,000,000	1,007,824
1.875%, 5/7/12	500,000	498,048
1.875%, 6/4/12	1,500,000	1,495,950
HSBC USA, Inc.
3.125%, 12/16/11^	1,450,000	1,501,082
KeyBank N.A.
3.200%, 6/15/12	650,000	671,949
PNC Funding Corp.
1.875%, 6/22/11	250,000	251,798
2.300%, 6/22/12	1,300,000	1,310,587
Regions Bank/Alabama
2.750%, 12/10/10	500,000	512,250
3.250%, 12/9/11^	1,300,000	1,348,836
Sovereign Bank
2.750%, 1/17/12	550,000	557,345
SunTrust Bank/Georgia
3.000%, 11/16/11	1,000,000	1,031,741
US Bancorp
1.800%, 5/15/12	1,000,000	996,604
Wells Fargo & Co.
3.000%, 12/9/11	1,320,000	1,364,009
2.125%, 6/15/12^	1,000,000	1,002,929

		15,311,202

Diversified Financial Services (2.1%)
Bank of America Corp.
2.100%, 4/30/12^	2,400,000	2,403,658
3.125%, 6/15/12^	4,400,000	4,537,927
2.375%, 6/22/12	1,000,000	1,010,002
Bank of America N.A.
1.700%, 12/23/10	1,800,000	1,820,801
Citigroup, Inc.
2.875%, 12/9/11^	1,500,000	1,543,035
2.125%, 4/30/12	4,200,000	4,218,438
General Electric Capital Corp.
1.800%, 3/11/11	3,250,000	3,279,302
3.000%, 12/9/11	2,100,000	2,166,463
2.250%, 3/12/12	1,000,000	1,008,849
2.200%, 6/8/12^	2,350,000	2,362,039
2.125%, 12/21/12	500,000	496,559

	Principal Amount	Value (Note 1)
John Deere Capital Corp.
2.875%, 6/19/12	$1,050,000	$1,075,923
JPMorgan Chase & Co.
2.625%, 12/1/10	1,700,000	1,741,242
1.650%, 2/23/11	850,000	857,245
3.125%, 12/1/11^	2,000,000	2,068,904
2.200%, 6/15/12^	1,000,000	1,005,061
2.125%, 6/22/12	1,200,000	1,204,454
2.125%, 12/26/12^	2,450,000	2,437,608

		35,237,510

Thrifts & Mortgage Finance (0.0%)
Sovereign Bancorp, Inc.
2.500%, 6/15/12	400,000	403,720

Total Financials		64,276,036

Utilities (0.1%)
Independent Power Producers & Energy Traders (0.1%)
Tennessee Valley Authority
5.500%, 7/18/17	2,000,000	2,181,252

Total Utilities		2,181,252

Total Corporate Bonds		66,457,288

Government Securities (76.6%)
U.S. Government Agencies (25.5%)
Federal Farm Credit Bank
3.750%, 12/6/10	$3,000,000	3,121,170
1.750%, 2/25/11	500,000	500,866
1.100%, 2/28/11	500,000	499,114
3.500%, 10/3/11	2,400,000	2,506,812
1.590%, 11/28/11	1,000,000	998,788
2.000%, 1/17/12	500,000	504,088
2.020%, 4/20/12	2,000,000	2,006,450
2.250%, 4/24/12	1,000,000	1,011,272
2.125%, 6/18/12	1,000,000	1,003,288
3.000%, 2/25/13	1,000,000	1,007,914
3.875%, 10/7/13	1,000,000	1,052,495
3.250%, 3/3/14	250,000	251,218
2.900%, 4/7/14	1,000,000	995,609
2.625%, 4/17/14	2,000,000	1,983,072
3.000%, 5/28/14	500,000	497,109
3.700%, 4/1/16	500,000	494,216
3.800%, 5/18/16	500,000	494,298
4.875%, 1/17/17	1,500,000	1,596,393
4.300%, 5/28/19	500,000	493,547
Federal Home Loan Bank
3.500%, 7/16/10	2,500,000	2,563,448
3.375%, 10/20/10	5,800,000	5,997,096
1.625%, 1/21/11	5,000,000	5,055,885
1.625%, 3/16/11	19,000,000	19,177,574
1.375%, 5/16/11	2,000,000	2,006,162
2.625%, 5/20/11^	6,800,000	6,931,879
1.300%, 6/15/11	500,000	499,359
3.625%, 7/1/11	6,000,000	6,268,350
1.625%, 7/27/11	2,000,000	2,011,004
3.625%, 9/16/11	5,700,000	5,969,467
2.250%, 4/13/12^	5,000,000	5,060,285
2.000%, 6/15/12	500,000	498,999
1.875%, 6/20/12	1,500,000	1,497,931
3.375%, 2/27/13^	4,800,000	4,967,698
3.625%, 5/29/13	4,000,000	4,160,512
3.625%, 10/18/13^	4,800,000	4,962,984

See Notes to Financial Statements. 353

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 8/13/14	$4,800,000	$5,358,749
5.375%, 5/18/16^	6,500,000	7,223,359
4.875%, 5/17/17	2,900,000	3,113,852
5.000%, 11/17/17	6,200,000	6,597,507
4.500%, 2/25/19	250,000	250,624
4.750%, 3/18/19	250,000	250,316
Federal Home Loan Mortgage Corp.
3.250%, 7/16/10	5,000,000	5,140,360
1.500%, 8/26/10	1,000,000	1,001,629
2.875%, 11/23/10^	9,000,000	9,254,439
2.000%, 2/18/11	500,000	503,880
2.000%, 2/25/11	1,000,000	1,006,881
2.050%, 3/9/11	1,000,000	1,008,158
2.000%, 3/16/11	5,000,000	5,030,765
2.125%, 3/16/11	1,500,000	1,511,754
2.750%, 4/11/11	9,800,000	10,077,134
1.750%, 4/20/11	1,250,000	1,256,125
1.625%, 4/26/11	5,000,000	5,038,065
1.250%, 6/8/11	500,000	499,633
1.700%, 6/29/11	1,000,000	1,004,350
3.875%, 6/29/11	11,000,000	11,558,822
1.750%, 7/27/11	1,300,000	1,303,189
1.625%, 8/11/11	1,000,000	999,219
2.000%, 10/14/11	2,000,000	2,000,204
2.250%, 2/2/12	1,000,000	1,004,237
2.375%, 2/24/12	500,000	503,333
2.350%, 3/2/12	1,000,000	1,005,352
4.750%, 3/5/12	4,700,000	5,073,001
2.625%, 3/19/12	500,000	503,718
2.125%, 3/23/12^	8,000,000	8,072,336
2.500%, 3/23/12	500,000	503,294
2.200%, 4/20/12	500,000	503,820
2.000%, 4/27/12	500,000	499,803
2.050%, 5/11/12	1,000,000	996,190
1.750%, 6/15/12	5,000,000	4,981,820
2.000%, 6/15/12	2,000,000	1,996,390
2.450%, 6/29/12	1,000,000	1,007,157
2.500%, 4/8/13	1,500,000	1,496,058
4.125%, 9/27/13	14,200,000	15,044,573
2.500%, 1/7/14	2,500,000	2,475,657
3.000%, 2/4/14	2,250,000	2,243,754
3.250%, 2/18/14	500,000	497,464
3.250%, 3/3/14	1,000,000	993,735
3.250%, 3/18/14	500,000	499,434
3.000%, 4/21/14	1,250,000	1,236,549
2.750%, 4/29/14	1,000,000	983,363
3.000%, 6/9/14	1,000,000	998,108
3.500%, 6/24/14	1,000,000	998,285
3.250%, 6/25/14	250,000	250,308
5.000%, 7/15/14	5,000,000	5,479,440
3.000%, 7/28/14	1,300,000	1,302,634
4.750%, 11/17/15	12,000,000	12,951,768
5.500%, 7/18/16	8,400,000	9,408,756
5.125%, 10/18/16	5,000,000	5,475,740
5.000%, 2/16/17	1,000,000	1,087,630
4.875%, 6/13/18	5,500,000	5,918,737
5.000%, 3/25/19	250,000	249,327
Federal National Mortgage Association
3.000%, 7/12/10	22,000,000	22,556,688
2.875%, 10/12/10	8,700,000	8,937,832
2.000%, 2/11/11	1,000,000	1,006,966
2.000%, 3/2/11	1,000,000	1,007,268
1.750%, 3/23/11	9,000,000	9,085,563
2.000%, 4/1/11	4,500,000	4,533,507

	Principal Amount	Value (Note 1)
2.750%, 4/11/11	$9,700,000	$9,978,535
1.750%, 4/15/11	2,000,000	2,007,002
2.125%, 4/15/11	500,000	504,635
5.125%, 4/15/11	7,000,000	7,496,006
1.700%, 4/29/11	1,000,000	1,001,139
1.650%, 5/11/11	1,000,000	1,000,834
1.500%, 5/20/11	5,000,000	4,995,805
5.000%, 10/15/11	2,000,000	2,161,710
1.430%, 12/8/11	1,000,000	998,855
2.000%, 1/9/12	14,000,000	14,139,748
2.500%, 2/17/12	1,000,000	1,003,026
2.250%, 2/24/12	250,000	252,213
2.500%, 3/2/12	1,000,000	1,007,285
2.500%, 3/19/12	1,000,000	1,007,363
2.375%, 3/23/12	250,000	251,327
2.250%, 4/9/12	500,000	502,600
2.150%, 4/13/12	1,000,000	1,001,245
2.150%, 5/4/12	1,000,000	1,000,077
4.750%, 11/19/12	5,000,000	5,437,790
3.625%, 2/12/13	9,700,000	10,198,842
3.875%, 7/12/13	3,000,000	3,157,860
3.000%, 1/13/14	2,000,000	1,981,996
2.750%, 2/5/14	5,500,000	5,501,094
3.150%, 2/18/14	500,000	495,984
3.375%, 3/10/14	1,000,000	1,001,296
2.750%, 3/13/14^	8,000,000	7,982,880
2.900%, 4/7/14	250,000	246,589
3.000%, 5/12/14	500,000	496,950
4.000%, 3/10/16	1,500,000	1,494,681
3.450%, 4/8/16	2,000,000	1,926,802
3.500%, 5/18/16	3,000,000	2,958,366
4.875%, 12/15/16	5,000,000	5,405,475
5.000%, 2/13/17	2,900,000	3,164,222
5.000%, 5/11/17	5,400,000	5,864,038
(Zero Coupon), 6/1/17	1,500,000	1,049,499
5.375%, 6/12/17	5,000,000	5,578,515
4.250%, 5/21/19	500,000	491,050

		437,748,295

U.S. Treasuries (51.1%)
U.S. Treasury Bonds
12.500%, 8/15/14	1,000,000	1,014,531
11.750%, 11/15/14	2,500,000	2,602,540
11.250%, 2/15/15	2,800,000	4,035,718
10.625%, 8/15/15	2,300,000	3,298,883
9.875%, 11/15/15	2,400,000	3,352,874
9.250%, 2/15/16	2,400,000	3,285,749
7.250%, 5/15/16	7,100,000	8,898,849
7.500%, 11/15/16	6,500,000	8,291,056
8.750%, 5/15/17	5,400,000	7,394,625
8.875%, 8/15/17	2,500,000	3,455,665
9.000%, 11/15/18	4,600,000	6,592,375
8.875%, 2/15/19	4,000,000	5,704,376
U.S. Treasury Notes
2.750%, 7/31/10^	17,500,000	17,909,465
5.750%, 8/15/10	4,400,000	4,653,343
2.375%, 8/31/10^	17,500,000	17,862,985
2.000%, 9/30/10	18,500,000	18,818,699
1.500%, 10/31/10	20,000,000	20,221,880
1.250%, 11/30/10	15,200,000	15,312,176
4.375%, 12/15/10^	4,000,000	4,209,220
0.875%, 12/31/10	28,500,000	28,538,960
0.875%, 1/31/11	20,500,000	20,511,275
0.875%, 2/28/11^	22,000,000	21,984,600
4.500%, 2/28/11	11,800,000	12,509,381

See Notes to Financial Statements. 354

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
0.875%, 3/31/11^	$7,000,000	$6,990,431
4.750%, 3/31/11	2,000,000	2,131,796
4.875%, 4/30/11	7,000,000	7,483,434
0.875%, 5/31/11^	10,000,000	9,964,100
4.875%, 5/31/11	4,000,000	4,287,500
1.125%, 6/30/11	9,000,000	9,000,720
5.125%, 6/30/11	8,400,000	9,060,845
4.875%, 7/31/11	5,000,000	5,378,515
4.625%, 8/31/11	9,800,000	10,507,442
4.500%, 9/30/11	9,800,000	10,502,846
4.625%, 10/31/11^	8,000,000	8,613,752
1.750%, 11/15/11	10,000,000	10,106,300
4.500%, 11/30/11	4,000,000	4,306,564
1.125%, 12/15/11	8,400,000	8,358,000
4.625%, 12/31/11	4,400,000	4,755,436
1.125%, 1/15/12	11,500,000	11,426,331
4.750%, 1/31/12	2,900,000	3,150,125
4.875%, 2/15/12	12,000,000	13,087,500
4.625%, 2/29/12^	6,800,000	7,368,970
4.500%, 3/31/12	10,000,000	10,818,750
4.500%, 4/30/12	8,500,000	9,198,598
1.375%, 5/15/12	7,000,000	6,960,660
4.750%, 5/31/12	9,000,000	9,812,808
1.875%, 6/15/12	7,000,000	7,050,890
4.625%, 7/31/12^	6,000,000	6,532,032
4.375%, 8/15/12^	6,000,000	6,493,128
4.125%, 8/31/12	4,800,000	5,155,498
4.250%, 9/30/12	5,000,000	5,394,920
3.875%, 10/31/12	4,500,000	4,810,779
4.000%, 11/15/12	6,800,000	7,288,220
3.375%, 11/30/12	5,500,000	5,790,466
3.625%, 12/31/12	3,500,000	3,710,546
3.875%, 2/15/13	11,000,000	11,726,176
2.750%, 2/28/13	6,000,000	6,171,096
2.500%, 3/31/13	7,400,000	7,534,125
3.625%, 5/15/13	7,800,000	8,250,325
3.500%, 5/31/13	10,000,000	10,535,940
3.375%, 6/30/13	7,900,000	8,275,250
3.375%, 7/31/13	7,900,000	8,278,339
4.250%, 8/15/13^	5,800,000	6,270,798
3.125%, 8/31/13	11,000,000	11,396,176
3.125%, 9/30/13	12,900,000	13,345,450
2.750%, 10/31/13	12,900,000	13,138,856
2.000%, 11/30/13	13,000,000	12,809,056
4.000%, 2/15/14	15,800,000	16,907,232
1.875%, 2/28/14	25,000,000	24,353,500
4.750%, 5/15/14^	11,000,000	12,127,500
2.250%, 5/31/14^	10,000,000	9,865,600
2.625%, 6/30/14	5,000,000	5,015,650
4.250%, 8/15/14^	9,800,000	10,568,692
4.250%, 11/15/14^	9,800,000	10,553,375
4.000%, 2/15/15	14,400,000	15,298,877
4.125%, 5/15/15	5,600,000	5,972,747
4.250%, 8/15/15	12,000,000	12,863,436
4.500%, 2/15/16	9,000,000	9,760,077
2.625%, 2/29/16	9,000,000	8,733,519
2.375%, 3/31/16	3,000,000	2,858,673
5.125%, 5/15/16	10,500,000	11,776,401
3.250%, 5/31/16	4,000,000	4,017,500
3.250%, 6/30/16	4,000,000	4,012,500
4.875%, 8/15/16	9,000,000	9,949,923
4.625%, 11/15/16	11,000,000	11,979,682
4.625%, 2/15/17^	8,300,000	9,030,790
4.500%, 5/15/17	6,900,000	7,446,073

	Principal Amount	Value (Note 1)
4.750%, 8/15/17	$6,300,000	$6,906,375
4.250%, 11/15/17	9,800,000	10,394,125
3.500%, 2/15/18^	15,000,000	15,073,830
3.875%, 5/15/18	10,000,000	10,303,910
3.750%, 11/15/18^	22,000,000	22,379,940
2.750%, 2/15/19^	16,250,000	15,219,100

		877,057,741

Total Government Securities		1,314,806,036

Total Long-Term Debt Securities (80.5%) (Cost $1,398,620,372)		1,381,263,324

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(19.3%)
iShares Barclays 1-3 Year Treasury Bond Fund	1,500,000	125,565,000
iShares Barclays 3-7 Year Treasury Bond Fund^	1,200,000	132,936,000
iShares Barclays 7-10 Year Treasury Bond Fund	800,000	72,536,000

Total Investment Companies (19.3%%) (Cost $341,322,480)		331,037,000

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (1.5%)
Goldman Sachs & Co., Repurchase Agreement
0.05%, 7/1/09 (r)(v)	$18,949,402	18,949,402
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (l)(s)	10,000,000	1,475,000
Monumental Global Funding II
0.40%, 3/26/10 (l)	5,000,000	4,809,780

Total Short-Term Investments of Cash Collateral for Securities Loaned		25,234,182

Time Deposit (1.1%)
JPMorgan Chase Nassau
0.000%, 7/1/09	19,237,185	19,237,185

Total Short-Term Investments (2.6%) (Cost/Amortized Cost $53,186,587)		44,471,367

Total Investments (102.4%) (Cost/Amortized Cost $1,793,129,439)		1,756,771,691
Other Assets Less Liabilities (-2.4%)		(40,377,383)

Net Assets (100%)		$1,716,394,308

^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(s)	Issuer in bankruptcy.

See Notes to Financial Statements. 355

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% - 6.176%, maturing 4/15/18 - 5/1/39; Federal National Mortgage Association, 0.000% - 7.500%, maturing 2/1/18 - 5/1/39; Government National Mortgage Association, 0.465% - 5.500%, maturing 11/16/31 - 8/16/44.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Corporate Bonds
Financials	$–	$64,276,036	$–	$64,276,036
Utilities	–	2,181,252	–	2,181,252
Government Securities
U.S. Government Agencies	–	437,748,295	–	437,748,295
U.S. Treasuries	–	877,057,741	–	877,057,741
Investment Companies
Exchange Traded Funds (ETFs)	331,037,000	–	–	331,037,000
Short-Term Investments	–	44,471,367	–	44,471,367
Total Asset	$331,037,000	$1,425,734,691	$–	$1,756,771,691
Total Liability	$–	$–	$–	$–
Total	$331,037,000	$1,425,734,691	$–	$1,756,771,691

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/08	$700,065	$—
Total gains or losses (realized/unrealized) included in earnings	(536,691)	—
Purchases, sales, issuances, and settlements (net)	(163,374)	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements. 356

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The Portfolio held no derivaties contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$995,468,808
Long-term U.S. Treasury securities	1,425,864,693

$2,421,333,501

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$700,157,400
Long-term U.S. Treasury securities	751,982,924

$1,452,140,324

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(36,849,269)

Net unrealized depreciation	$(36,849,269)

Federal income tax cost of investments	$1,793,620,960

At June 30, 2009, the Portfolio had loaned securities with a total value of $33,275,173. This was secured by collateral of $33,949,402, which was received as cash and subsequently invested in short-term investments currently valued at $25,234,182, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $600, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $11,384,023, which expires in the year 2014.

See Notes to Financial Statements. 357

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.9%)
BHP Billiton Ltd.	1,453,095	$39,825,586
BHP Billiton Ltd. (ADR)	28,000	1,532,440
Mirvac Group (REIT)*†	124,587	108,424
Other Australia	12,570,074	70,242,043

		111,708,493

Austria (0.2%)
Other Austria	132,488	3,705,820

		3,705,820

Belgium (0.6%)
Other Belgium	658,213	10,755,265

		10,755,265

Bermuda (0.8%)
PartnerReinsurance Ltd.	191,100	12,411,945
Other Bermuda	213,523	3,281,851

		15,693,796

Brazil (1.7%)
Petroleo Brasileiro S.A. (ADR)	283,000	11,597,340
Vale S.A. (ADR)	1,152,900	20,325,627

		31,922,967

Canada (8.4%)
Agrium, Inc. (When Issued)	509,675	20,330,936
Canadian National Railway Co.	515,200	22,132,992
Canadian Natural Resources Ltd.	241,100	12,655,339
Canadian Pacific Railway Ltd. (New York Exchange)	234,900	9,349,020
EnCana Corp.	170,400	8,429,688
Potash Corp. of Saskatchewan, Inc.	368,000	34,298,712
Suncor Energy, Inc.	818,100	24,835,424
Other Canada	1,235,500	28,402,924

		160,435,035

China (0.0%)
Other China	302,000	201,240

		201,240

Cyprus (0.0%)
Other Cyprus	88,419	493,041

		493,041

Denmark (0.6%)
Other Denmark	221,692	10,728,105

		10,728,105

Finland (0.8%)
Other Finland	982,741	14,715,359

		14,715,359

France (5.8%)
Sanofi-Aventis S.A.	147,777	8,690,946
Total S.A.	301,337	16,321,070
Other France	2,557,305	86,351,715

		111,363,731

Germany (5.2%)
BASF SE	213,297	8,507,652
E.ON AG	268,350	9,524,913
RWE AG	104,587	8,256,568

	Number of Shares	Value (Note 1)
Other Germany	1,825,472	$72,329,055

		98,618,188

Greece (0.3%)
Other Greece	426,825	6,278,216

		6,278,216

Hong Kong (1.5%)
Other Hong Kong	8,261,215	28,682,445

		28,682,445

Ireland (0.2%)
Anglo Irish Bank Corp. Ltd.*†	120,266	—
Other Ireland	330,010	4,395,689

		4,395,689

Italy (2.5%)
ENI S.p.A.	365,572	8,672,413
Other Italy	9,321,682	38,027,851

		46,700,264

Japan (14.6%)
Mitsubishi UFJ Financial Group, Inc.	1,306,830	8,033,336
Toyota Motor Corp.	387,300	14,641,604
Other Japan	25,517,356	255,286,720

		277,961,660

Luxembourg (0.9%)
Tenaris S.A. (ADR)	414,600	11,210,784
Other Luxembourg	235,830	6,198,184

		17,408,968

Mexico (0.0%)
Other Mexico	24,928	215,018

		215,018

Netherlands (3.3%)
Royal Dutch Shell plc, Class A	500,527	12,535,292
Royal Dutch Shell plc, Class B	380,556	9,607,657
Unilever N.V. (CVA)	609,346	14,705,783
Other Netherlands	1,686,452	25,781,108

		62,629,840

New Zealand (0.1%)
Other New Zealand	583,504	1,201,688

		1,201,688

Norway (0.4%)
Other Norway	637,293	7,079,600

		7,079,600

Portugal (0.2%)
Other Portugal	859,197	3,641,755

		3,641,755

Singapore (0.8%)
Fraser and Neave Ltd.†	129,000	345,568
Other Singapore	5,479,740	14,587,439

		14,933,007

Spain (2.8%)
Banco Santander S.A.	1,149,872	13,876,634
Telefonica S.A.	597,767	13,554,366
Other Spain	2,190,049	25,474,342

		52,905,342

Sweden (1.4%)
Other Sweden	2,779,946	27,092,149

		27,092,149

Switzerland (8.2%)
ABB Ltd. (Registered)*	537,747	8,464,405
Nestle S.A. (Registered)	775,173	29,255,923
Nestle S.A. (Registered) (ADR)	179,300	6,745,266
Novartis AG (Registered)	342,548	13,917,200
Roche Holding AG	99,178	13,493,043

See Notes to Financial Statements. 358

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Transocean Ltd.*	438,194	$32,553,432
Other Switzerland	1,681,612	51,585,966

		156,015,235

United Kingdom (13.7%)
AstraZeneca plc	204,358	8,999,393
BP plc	2,645,313	20,932,779
British American Tobacco plc	621,006	17,155,538
British American Tobacco plc (ADR)	82,000	4,575,600
Diageo plc	946,433	13,591,658
GlaxoSmithKline plc	732,395	12,897,159
HSBC Holdings plc	2,428,735	20,162,436
Rio Tinto plc	481,789	16,772,586
Rio Tinto plc (ADR)	14,800	2,425,276
Rolls-Royce Group plc, Class C*†	14,221,406	23,397
Vodafone Group plc	7,408,124	14,319,708
Other United Kingdom	23,180,013	129,712,161

		261,567,691

United States (5.3%)
Cooper Industries Ltd., Class A	300,100	9,318,105
Noble Corp.	1,019,800	30,848,950
Schlumberger Ltd.	501,200	27,119,932
Weatherford International Ltd.*	1,001,100	19,581,516
Other United States	414,432	14,448,158

		101,316,661

Total Common Stocks (86.2%) (Cost $2,077,993,384)		1,640,366,268

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.0%)
iShares MSCI EAFE Index Fund	1,270,240	58,189,694
iShares MSCI Emerging Markets Index Fund	342,190	11,028,784
iShares MSCI Germany Index Fund	790,530	14,213,730
iShares MSCI Italy Index Fund	650,780	10,568,667
iShares MSCI Japan Index Fund	1,607,040	15,154,387
iShares S&P Europe 350 Index Fund	1,057,650	33,189,057
Other Exchange Traded Funds (ETFs) (Cost $53,463,269)	2,313,310	48,530,133

Total Investment Companies (10.0%) (Cost $246,950,840)		190,874,452

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)
Other Australia	20,799	353,633

France (0.0%)
Other France	5,903	22,773

Italy (0.0%)
Other Italy	136,689	5,691

		5,691

Norway (0.0%)
Other Norway	11,843	42,361

Singapore (0.0%)
Other Singapore	179,356	23,886

		23,886

United Kingdom (0.1%)
Rio Tinto plc, expiring 7/1/09*	66,218	760,414

Total Rights (0.1%) (Cost $2,102,361)		1,208,758

	Number of Warrants	Value (Note 1)
WARRANTS:
Italy (0.0%)
Other Italy	83,197	$6,419

Singapore (0.0%)
Other Singapore	51,342	—

Total Warrants (0.0%) (Cost $—)		6,419

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.6%)
JPMorgan Chase Nassau 0.000%, 7/1/09 (Amortized Cost $48,205,993)	$48,205,993	$48,205,993

Total Investments (98.9%) (Cost/Amortized Cost $2,375,252,578)		1,880,661,890
Other Assets Less Liabilities (1.1%)		21,859,097

Net Assets (100%)		$1,902,520,987

This section shows the Portfolio’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the Portfolio’s total net assets as of the report date. Fair value securities are disclosed. The remaining securities held by the Portfolio are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling AXA Equitable at 1-888-AXA-INFO or 1-888-292-4636. This complete schedule, filed on the Portfolio’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

*	Non-income producing.
†	Securities (totaling $477,389 or 0.0% of net assets) at fair value.

Glossary:
ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
REIT	—	Real Estate Investment Trust
RNC	—	Risparmio Non-Convertible Savings Shares
PPS	—	Price Protected Share

See Notes to Financial Statements. 359

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchases
CAC40 10 Euro Index	14	September-09	$633,035	$615,122	$(17,913)
Dow Jones EURO Stoxx 50 Index	337	September-09	11,484,476	11,336,795	(147,681)
E-Mini MSCI EAFE Index	153	September-09	10,348,560	9,967,185	(381,375)
FTSE 100 Index	106	September-09	7,546,919	7,355,821	(191,098)
Hand Seng Index	9	July-09	1,058,092	1,069,541	11,449
SPI 200 Index	32	September-09	2,549,119	2,514,741	(34,378)
TOPIX Index	69	September-09	6,616,231	6,621,737	5,506

					$(755,490)

At June 30, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation
Foreign Currency Buy Contracts
British Pound vs. U.S. Dollar, expiring 7/31/09	2,500	3,631	$4,113,000	$3,630,575	$482,425
European Union vs. U.S. Dollar, expiring 7/31/09	5,800	7,547	8,136,530	7,546,960	589,570
Japanese Yen vs. U.S. Dollar, expiring 7/31/09	360,000	3,680	3,738,254	3,680,116	58,138

					$1,130,133

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$–	$116,706,674	$–	$116,706,674
Consumer Staples	24,427,130	154,570,518	–	178,997,648
Energy	191,760,316	106,971,600	–	298,731,916
Financials	18,872,918	283,658,707	108,424	302,640,049
Health Care	3,467,150	98,820,763	–	102,287,913
Industrials	62,903,519	137,289,825	368,965	200,562,309
Information Technology	–	59,947,245	–	59,947,245
Materials	83,778,983	148,101,546	–	231,880,529
Telecommunication Services	–	70,322,170	–	70,322,170
Utilities	–	78,289,815	–	78,289,815
Forward Currency Contracts	–	1,130,133	–	1,130,133
Futures	16,955	–	–	16,955
Investment Companies
Exchange Traded Funds (ETFs)	190,874,452	–	–	190,874,452

See Notes to Financial Statements. 360

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Rights
Consumer Staples	$–	$40,497	$–	$40,497
Financials	–	5,691	–	5,691
Industrials	–	48,523	–	48,523
Materials	–	1,114,047	–	1,114,047
Short-Term Investments	–	48,205,993	–	48,205,993
Warrants
Consumer Staples	–	–	–	–
Financials	–	6,419	–	6,419
Total Asset	$576,101,423	$1,305,230,166	$477,389	$1,881,808,978
Liability:
Futures	$(772,445)	$–	$–	$(772,445)
Total Liability	$(772,445)	$–	$–	$(772,445)
Total	$575,328,978	$1,305,230,166	$477,389	$1,881,036,533

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Consumer Discretionary	Other Investments*
Balance as of 12/31/08	$579,912	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(579,912)	—

Balance as of 6/30/09	$—	$—

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$9,923,219	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(9,814,795)	—

Balance as of 6/30/09	$108,424	$—

	Investments in Securities-Industrials	Other Investments*
Balance as of 12/31/08	$3,972,791	$—
Total gains or losses (realized/unrealized) included in earnings	2,950	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(3,606,776)	—

Balance as of 6/30/09	$368,965	$—

See Notes to Financial Statements. 361

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Investments in Securities-Materials	Other Investments*
Balance as of 12/31/08	$721,990	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(721,990)	—

Balance as of 6/30/09	$—	$—

	Investments in Securities- Telecommunication Service	Other Investments*
Balance as of 12/31/08	$4,155,985	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(4,155,985)	—

Balance as of 6/30/09	$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$110,560	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Values of Derivative Instruments as of June 30, 2009

	Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	1,130,133
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	16,955	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$1,147,088

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(772,445	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(772,445)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements. 362

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	357,230	(2,777,534)	–	(2,420,304)
Credit contracts	–	–	–	–	–
Equity contracts	–	4,211,443	–	–	4,211,443
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$4,568,673	$(2,777,534)	$–	$1,791,139

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	1,130,133	–	1,130,133
Credit contracts	–	–	–	–	–
Equity contracts	–	(1,139,229)	–	–	(1,139,229)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(1,139,229)	$1,130,133	$–	$(9,096)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$175,891,151
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$304,015,788

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,339,659
Aggregate gross unrealized depreciation	(548,131,880)

Net unrealized depreciation	$(501,792,221)

Federal income tax cost of investments	$2,382,454,111

The Portfolio has a net capital loss carryforward of $9,429,253 which expires in the year 2016.

See Notes to Financial Statements. 363

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.0%)
QBE Insurance Group Ltd.	380,270	$6,067,520

Bermuda (1.5%)
Accenture Ltd., Class A	255,800	8,559,068

Brazil (2.4%)
Cia de Bebidas das Americas (Preference) (ADR)	95,570	6,195,803
Natura Cosmeticos S.A.	232,850	3,042,082
Petroleo Brasileiro S.A. (ADR)	109,270	4,477,885

		13,715,770

China (0.9%)
China Construction Bank Corp., Class H	6,971,000	5,389,370

Colombia (0.5%)
Bancolombia S.A. (ADR)	96,900	2,955,450

Cyprus (0.9%)
Bank of Cyprus PCL	889,220	4,958,461

Czech Republic (1.1%)
CEZ A/S	139,150	6,270,431

Denmark (1.3%)
Novo Nordisk A/S, Class B	142,220	7,729,948

Finland (2.0%)
Nokia Oyj	806,820	11,774,468

France (12.3%)
Air Liquide S.A.	72,392	6,628,983
Cie Generale d’Optique Essilor International S.A.	87,870	4,194,751
Danone S.A.*	161,527	7,987,957
LVMH Moet Hennessy Louis Vuitton S.A.	201,050	15,388,570
Pernod-Ricard S.A.	136,825	8,638,072
Schneider Electric S.A.	111,541	8,530,620
Total S.A.	367,520	19,905,685

		71,274,638

Germany (7.4%)
Bayer AG	149,620	8,034,005
Beiersdorf AG	96,120	4,531,115
Deutsche Boerse AG	71,190	5,533,158
Linde AG	95,760	7,872,893
Merck KGaA	50,120	5,109,745
SAP AG	140,230	5,653,495
Symrise AG	403,098	5,965,582

		42,699,993

Greece (0.6%)
Coca Cola Hellenic Bottling Co. S.A.	181,592	3,720,999

Hong Kong (4.8%)
China Unicom Hong Kong Ltd.	4,860,000	6,475,934
Dairy Farm International Holdings Ltd.	1,184,400	7,645,080
Hengan International Group Co., Ltd.	1,158,000	5,407,437

	Number of Shares	Value (Note 1)
Li & Fung Ltd.	3,228,000	$8,628,747

		28,157,198

India (1.8%)
Infosys Technologies Ltd. (ADR)	277,750	10,215,645

Indonesia (0.9%)
PT Bank Rakyat Indonesia	8,218,000	5,049,310

Israel (1.7%)
Nice Systems Ltd. (ADR)*	145,900	3,365,913
Teva Pharmaceutical Industries Ltd. (ADR)	126,600	6,246,444

		9,612,357

Italy (1.5%)
Saipem S.p.A.	358,040	8,739,939

Japan (11.5%)
Aeon Credit Service Co., Ltd.	486,500	6,333,834
Canon, Inc.	189,800	6,177,414
Hirose Electric Co., Ltd.	40,500	4,305,948
Hisamitsu Pharmaceutical Co., Inc.	113,900	3,538,041
HOYA Corp.	243,900	4,883,479
INPEX Corp.	1,989	15,842,901
Kao Corp.	135,000	2,942,096
Keyence Corp.	20,100	4,090,541
Lawson, Inc.	97,000	4,262,651
Santen Pharmaceutical Co., Ltd.	145,600	4,428,347
Shin-Etsu Chemical Co., Ltd.	111,800	5,163,508
Trend Micro, Inc.	500	15,916
Unicharm Corp.	64,700	4,939,203

		66,923,879

Mexico (2.7%)
America Movil S.A.B. de C.V. (ADR)	238,450	9,232,784
Grupo Televisa S.A. (ADR)	387,650	6,590,050

		15,822,834

Netherlands (1.3%)
Akzo Nobel N.V.	168,450	7,412,655

Peru (0.5%)
Credicorp Ltd.	49,270	2,867,514

Phillippines (1.1%)
Philippine Long Distance Telephone Co.	123,100	6,124,471

Russia (1.2%)
Gazprom OAO (ADR)	353,930	7,177,700

South Korea (1.6%)
Amorepacific Corp.	5,921	3,174,454
Samsung Electronics Co., Ltd.	13,437	6,222,983

		9,397,437

Spain (2.9%)
Inditex S.A.	153,090	7,357,111
Telefonica S.A.	424,440	9,624,177

		16,981,288

Sweden (0.8%)
Assa Abloy AB, Class B	348,180	4,853,213

Switzerland (11.7%)
Actelion Ltd. (Registered)*	57,407	3,010,403
Cie Financiere Richemont S.A., Class A	299,419	6,238,621

See Notes to Financial Statements. 364

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Julius Baer Holding AG (Registered)	147,155	$5,737,567
Nestle S.A. (Registered)	560,204	21,142,745
Roche Holding AG	108,930	14,819,791
Sonova Holding AG	65,205	5,306,489
Straumann Holding AG (Registered)	1,613	294,328
Swatch Group AG	31,550	5,073,292
UBS AG (Registered)*	540,814	6,616,718

		68,239,954

Taiwan (2.0%)
Acer, Inc.	1,950,000	3,375,644
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	860,685	8,099,046

		11,474,690

United Kingdom (14.9%)
ARM Holdings plc	2,058,160	4,066,113
BHP Billiton plc	655,090	14,797,192
Capita Group plc	263,197	3,102,894
HSBC Holdings plc	1,088,883	9,039,493
ICAP plc	574,740	4,279,471
IG Group Holdings plc	917,190	4,236,441
Intertek Group plc	402,590	6,941,501
Reckitt Benckiser Group plc	365,510	16,657,783
Standard Chartered plc	240,041	4,521,075
Tesco plc	1,081,740	6,305,051
WPP plc	1,862,376	12,386,837

		86,333,851

United States (1.1%)
Synthes, Inc.	64,660	6,259,135

Total Common Stocks (95.9%) (Cost $530,043,584)		556,759,186

	Number of Warrants	Value (Note 1)
WARRANT:
Luxembourg (1.9%)
Housing Development Finance Corp., expiring 1/18/11*§ (Cost $9,412,076)	223,876	10,960,835

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (2.4%)
Citigroup Funding, Inc.
0.18%, 7/1/09(p)	$14,348,000	14,347,928

Time Deposit (0.0%)
JPMorgan Chase Nassau
0.000%, 7/1/09	859	859

Total Short-Term Investments (2.4%) (Cost/Amortized Cost $14,348,859)		14,348,787

Total Investments (100.2%) (Cost/Amortized Cost $553,804,519)		582,068,808
Other Assets Less Liabilities (-0.2%)		(1,331,089)

Net Assets (100%)		$580,737,719

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2009, the market value of these securities amounted to $10,960,835 or 1.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(p)	Yield to maturity.

Glossary:
ADR	— American Depositary Receipt

See Notes to Financial Statements. 365

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$6,590,050	$55,073,178	$–	$61,663,228
Consumer Staples	9,329,088	97,263,440	–	106,592,528
Energy	11,655,585	44,488,525	–	56,144,110
Financials	5,822,964	67,762,418	–	73,585,382
Health Care	6,246,444	62,724,983	–	68,971,427
Industrials	–	23,428,228	–	23,428,228
Information Technology	30,239,672	50,566,001	–	80,805,673
Materials	–	47,840,813	–	47,840,813
Telecommunication Services	9,232,784	22,224,582	–	31,457,366
Utilities	–	6,270,431	–	6,270,431
Short-Term Investments	–	14,348,787	–	14,348,787
Warrants
Financials	–	10,960,835	–	10,960,835
Total Asset	$79,116,587	$502,952,221	$–	$582,068,808
Total Liability	$–	$–	$–	$–
Total	$79,116,587	$502,952,221	$–	$582,068,808

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	–	*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$–

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements. 366

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	1,948,200	–	1,948,200
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$–	$1,948,200	$–	$1,948,200

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$–	$–	$–	$–

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$382,872,962
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$159,283,235
As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$46,898,238
Aggregate gross unrealized depreciation	(26,113,502)

Net unrealized appreciation	$20,784,736

Federal income tax cost of investments	$561,284,072

The Portfolio has a net capital loss carryforward of $33,663,578 of which $88,235 expires in the year 2009, $26,353 expires in the year 2010, and $33,548,990 expires in the year 2016.

See Notes to Financial Statements. 367

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.0%)
Auto Components (1.0%)
Johnson Controls, Inc.	135,540	$2,943,929

Hotels, Restaurants & Leisure (1.2%)
International Game Technology	100,990	1,605,741
Royal Caribbean Cruises Ltd.	56,385	763,453
Starwood Hotels & Resorts Worldwide, Inc.	52,370	1,162,614

		3,531,808

Household Durables (0.2%)
Lennar Corp., Class A	82,780	802,138

Media (5.0%)
Time Warner Cable, Inc.	130,500	4,132,935
Time Warner, Inc.	190,375	4,795,546
Virgin Media, Inc.	201,265	1,881,828
Walt Disney Co.	183,610	4,283,621

		15,093,930

Specialty Retail (0.3%)
Staples, Inc.	45,600	919,752

Textiles, Apparel & Luxury Goods (0.3%)
Polo Ralph Lauren Corp.	16,080	860,923

Total Consumer Discretionary		24,152,480

Consumer Staples (7.6%)
Beverages (1.1%)
Coca-Cola Co.	69,650	3,342,504

Food & Staples Retailing (3.8%)
CVS Caremark Corp.	175,400	5,589,998
Safeway, Inc.	152,850	3,113,554
Sysco Corp.	42,510	955,625
Wal-Mart Stores, Inc.	38,100	1,845,564

		11,504,741

Food Products (0.7%)
General Mills, Inc.	36,585	2,049,492

Household Products (2.0%)
Procter & Gamble Co.	118,760	6,068,636

Total Consumer Staples		22,965,373

Energy (19.1%)
Energy Equipment & Services (1.9%)
Baker Hughes, Inc.	20,500	747,020
Halliburton Co.	129,510	2,680,857
Schlumberger Ltd.	44,495	2,407,624

		5,835,501

Oil, Gas & Consumable Fuels (17.2%)
Anadarko Petroleum Corp.	78,925	3,582,406
Apache Corp.	79,255	5,718,248
Chevron Corp.	181,100	11,997,875
Devon Energy Corp.	54,090	2,947,905
Exxon Mobil Corp.	261,020	18,247,908
Hess Corp.	12,580	676,175
Occidental Petroleum Corp.	100,935	6,642,532
Peabody Energy Corp.	27,065	816,281

	Number of Shares	Value (Note 1)
Williams Cos., Inc.	87,505	$1,365,953

		51,995,283

Total Energy		57,830,784

Financials (22.6%)
Capital Markets (6.4%)
Goldman Sachs Group, Inc.	57,425	8,466,742
Morgan Stanley	187,670	5,350,472
State Street Corp.	116,170	5,483,224

		19,300,438

Commercial Banks (4.7%)
BB&T Corp.	112,500	2,472,750
KeyCorp	122,510	641,952
SunTrust Banks, Inc.	98,800	1,625,260
U.S. Bancorp	73,690	1,320,525
Wells Fargo & Co.	335,535	8,140,079

		14,200,566

Consumer Finance (2.1%)
Capital One Financial Corp.	142,930	3,127,309
SLM Corp.*	320,905	3,295,694

		6,423,003

Diversified Financial Services (3.2%)
Bank of America Corp.	734,632	9,697,142

Insurance (4.9%)
ACE Ltd.	84,660	3,744,512
Assurant, Inc.	71,115	1,713,160
Axis Capital Holdings Ltd.	29,400	769,692
Genworth Financial, Inc., Class A	163,800	1,144,962
Prudential Financial, Inc.	74,990	2,791,128
Renaissance Reinsurance Holdings Ltd.	43,015	2,001,918
Travelers Cos., Inc.	62,025	2,545,506

		14,710,878

Real Estate Investment Trusts (REITs) (0.7%)
Alexandria Real Estate Equities, Inc. (REIT)	57,420	2,055,062
Vornado Realty Trust (REIT)	4,555	205,112

		2,260,174

Thrifts & Mortgage Finance (0.6%)
MGIC Investment Corp.	408,125	1,795,750

Total Financials		68,387,951

Health Care (11.3%)
Biotechnology (0.5%)
Celgene Corp.*	31,260	1,495,478

Health Care Equipment & Supplies (0.8%)
Baxter International, Inc.	24,000	1,271,040
Covidien plc	34,060	1,275,207

		2,546,247

Health Care Providers & Services (3.2%)
Aetna, Inc.	68,380	1,712,919
Cardinal Health, Inc.	57,015	1,741,808
McKesson Corp.	69,480	3,057,120
WellPoint, Inc.*	59,955	3,051,110

		9,562,957

Pharmaceuticals (6.8%)
Abbott Laboratories, Inc.	61,375	2,887,080
Bristol-Myers Squibb Co.	45,000	913,950
Merck & Co., Inc.	161,180	4,506,593
Pfizer, Inc.	449,695	6,745,425

See Notes to Financial Statements. 368

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Schering-Plough Corp.	223,285	$5,608,919

		20,661,967

Total Health Care		34,266,649

Industrials (7.3%)
Aerospace & Defense (1.7%)
Goodrich Corp.	16,280	813,511
Honeywell International, Inc.	40,475	1,270,915
Precision Castparts Corp.	25,330	1,849,850
United Technologies Corp.	19,230	999,191

		4,933,467

Commercial Services & Supplies (0.4%)
Republic Services, Inc.	43,135	1,052,925

Industrial Conglomerates (1.5%)
General Electric Co.	266,080	3,118,458
Tyco International Ltd.	56,110	1,457,738

		4,576,196

Machinery (1.7%)
Eaton Corp.	28,540	1,273,169
Joy Global, Inc.	51,270	1,831,365
Parker Hannifin Corp.	48,520	2,084,419

		5,188,953

Road & Rail (2.0%)
CSX Corp.	40,730	1,410,480
Hertz Global Holdings, Inc.*	136,700	1,092,233
Norfolk Southern Corp.	37,495	1,412,436
Union Pacific Corp.	42,780	2,227,127

		6,142,276

Total Industrials		21,893,817

Information Technology (8.6%)
Communications Equipment (1.0%)
Cisco Systems, Inc.*	158,185	2,948,568

Computers & Peripherals (2.4%)
Hewlett-Packard Co.	193,580	7,481,867

Electronic Equipment, Instruments & Components (1.4%)
Corning, Inc.	263,340	4,229,240

Internet Software & Services (0.5%)
Google, Inc., Class A*	3,480	1,467,133

Semiconductors & Semiconductor Equipment (1.1%)
Applied Materials, Inc.	81,900	898,443
Intersil Corp., Class A	50,780	638,305
LSI Corp.*	139,200	634,752
National Semiconductor Corp.	90,940	1,141,297

		3,312,797

Software (2.2%)
Microsoft Corp.	138,135	3,283,469
Symantec Corp.*	217,085	3,377,843

		6,661,312

Total Information Technology		26,100,917

Materials (3.7%)
Chemicals (2.3%)
Air Products & Chemicals, Inc.	30,505	1,970,318
Dow Chemical Co.	241,450	3,897,003

	Number of Shares	Value (Note 1)
E.I. du Pont de Nemours & Co.	49,580	$1,270,240

		7,137,561

Containers & Packaging (0.9%)
Ball Corp.	57,795	2,610,022

Metals & Mining (0.5%)
Freeport-McMoRan Copper & Gold, Inc.	30,365	1,521,590

Total Materials		11,269,173

Telecommunication Services (5.4%)
Diversified Telecommunication Services (5.1%)
Verizon Communications, Inc.	497,850	15,298,931

Wireless Telecommunication Services (0.3%)
Sprint Nextel Corp.*	191,900	923,039

Total Telecommunication Services		16,221,970

Utilities (5.6%)
Electric Utilities (4.3%)
American Electric Power Co., Inc.	130,855	3,780,401
Edison International	86,595	2,724,279
Exelon Corp.	47,020	2,407,894
NV Energy, Inc.	224,515	2,422,517
Southern Co.	56,700	1,766,772

		13,101,863

Multi-Utilities (1.3%)
CMS Energy Corp.	108,140	1,306,331
PG&E Corp.	43,170	1,659,455
Public Service Enterprise Group, Inc.	25,860	843,812

		3,809,598

Total Utilities		16,911,461

Total Common Stocks (99.2%) (Cost $320,588,216)		300,000,575

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Materials (0.5%)
Metals & Mining (0.5%)
Freeport-McMoRan Copper & Gold, Inc.
6.750%	18,770	1,490,901

Total Convertible Preferred Stocks (0.5%) (Cost $1,212,671)		1,490,901

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.7%)
Federal Farm Credit Bank
0.01%, 7/1/09 (o)(p)	$1,148,000	1,147,999
Federal Home Loan Bank
0.01%, 7/1/09 (o)(p)	1,100,000	1,100,000

Total Government Securities		2,247,999

Total Short-Term Investments (0.7%) (Cost/Amortized Cost $2,248,000)		2,247,999

See Notes to Financial Statements. 369

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Total Investments (100.4%) (Cost $324,048,887)		$303,739,475
Other Assets Less Liabilities (-0.4%)		(1,342,242)

Net Assets (100%)		$302,397,233

*	Non-income producing.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2009.
(p)	Yield to maturity.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$24,152,480	$–	$–	$24,152,480
Consumer Staples	22,965,373	–	–	22,965,373
Energy	57,830,784	–	–	57,830,784
Financials	68,387,951	–	–	68,387,951
Health Care	34,266,649	–	–	34,266,649
Industrials	21,893,817	–	–	21,893,817
Information Technology	26,100,917	–	–	26,100,917
Materials	11,269,173	–	–	11,269,173
Telecommunication Services	16,221,970	–	–	16,221,970
Utilities	16,911,461	–	–	16,911,461
Convertible Preferred Stocks
Materials	1,490,901	–	–	1,490,901
Short-Term Investments	–	2,247,999	–	2,247,999
Total Asset	$301,491,476	$2,247,999	$–	$303,739,475
Total Liability	$–	$–	$–	$–
Total	$301,491,476	$2,247,999	$–	$303,739,475

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

See Notes to Financial Statements. 370

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$134,574,010
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$143,956,756
As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$21,520,613
Aggregate gross unrealized depreciation	(57,803,322)

Net unrealized depreciation	$(36,282,709)

Federal income tax cost of investments	$340,022,184

For the six months ended June 30, 2009, the Portfolio incurred approximately $1,071 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $80,705,860 which expires in the year 2016.

See Notes to Financial Statements. 371

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.8%)
Auto Components (0.8%)
Johnson Controls, Inc.	793,805	$17,241,445
Other Auto Components	41,409	466,265

		17,707,710

Automobiles (0.2%)
Other Automobiles	568,206	3,834,553

		3,834,553

Distributors (0.0%)
Other Distributors	25,882	868,600

		868,600

Diversified Consumer Services (0.1%)
Other Diversified Consumer Services	81,583	2,706,011

		2,706,011

Hotels, Restaurants & Leisure (0.9%)
Other Hotels, Restaurants & Leisure	640,815	20,406,231

		20,406,231

Household Durables (0.2%)
Other Household Durables	277,064	4,608,852

		4,608,852

Internet & Catalog Retail (0.2%)
Other Internet & Catalog Retail	85,168	4,911,264

		4,911,264

Leisure Equipment & Products (0.1%)
Other Leisure Equipment & Products	114,070	1,522,113

		1,522,113

Media (2.5%)
Viacom, Inc., Class B*	1,087,949	24,696,442
Other Media	1,837,677	31,461,364

		56,157,806

Multiline Retail (0.5%)
Other Multiline Retail	343,966	10,756,599

		10,756,599

Specialty Retail (2.1%)
Lowe’s Cos., Inc.	1,373,777	26,665,012
Other Specialty Retail	868,085	20,763,309

		47,428,321

Textiles, Apparel & Luxury Goods (0.2%)
Other Textiles, Apparel & Luxury Goods	137,168	5,886,265

		5,886,265

Total Consumer Discretionary		176,794,325

Consumer Staples (9.9%)
Beverages (3.3%)
Coca-Cola Co.	690,280	33,126,537
PepsiCo, Inc.	688,485	37,839,136
Other Beverages	185,707	4,547,400

		75,513,073

Food & Staples Retailing (3.0%)
CVS Caremark Corp.	1,074,223	34,235,487
Wal-Mart Stores, Inc.	363,710	17,618,113
Other Food & Staples Retailing	562,726	14,764,541

		66,618,141

Food Products (1.0%)
Other Food Products	865,817	23,178,850

		23,178,850

Household Products (1.5%)
Procter & Gamble Co.	474,597	24,251,907
Other Household Products	170,359	10,501,997

		34,753,904

	Number of Shares	Value (Note 1)
Personal Products (0.1%)
Other Personal Products	88,547	$2,414,554

		2,414,554

Tobacco (1.0%)
Other Tobacco	709,414	22,301,333

		22,301,333

Total Consumer Staples		224,779,855

Energy (11.1%)
Energy Equipment & Services (2.2%)
Baker Hughes, Inc.	766,421	27,928,381
Other Energy Equipment & Services	644,035	21,870,598

		49,798,979

Oil, Gas & Consumable Fuels (8.9%)
Chevron Corp.	326,540	21,633,275
Exxon Mobil Corp.	793,963	55,505,953
Marathon Oil Corp.	913,653	27,528,365
Occidental Petroleum Corp.	436,244	28,709,218
Total S.A. (ADR)	360,250	19,536,357
Other Oil, Gas & Consumable Fuels	1,466,286	49,539,921

		202,453,089

Total Energy		252,252,068

Financials (12.8%)
Capital Markets (2.9%)
Bank of New York Mellon Corp.	1,067,195	31,279,486
Other Capital Markets	981,693	34,116,297

		65,395,783

Commercial Banks (2.6%)
Wells Fargo & Co.	1,723,915	41,822,178
Other Commercial Banks	1,245,710	16,824,060

		58,646,238

Consumer Finance (0.9%)
Capital One Financial Corp.	640,028	14,003,813
Other Consumer Finance	344,624	6,019,567

		20,023,380

Diversified Financial Services (3.6%)
Bank of America Corp.	1,312,366	17,323,231
JPMorgan Chase & Co.	1,560,980	53,245,028
Other Diversified Financial Services	1,084,003	10,457,762

		81,026,021

Insurance (2.2%)
ACE Ltd.	419,350	18,547,850
Other Insurance	1,689,414	30,798,144

		49,345,994

Real Estate Investment Trusts (REITs) (0.5%)
Other Real Estate Investment Trusts (REITs)	531,409	12,793,517

		12,793,517

Real Estate Management & Development (0.0%)
Other Real Estate Management & Development	34,664	324,455

		324,455

Thrifts & Mortgage Finance (0.1%)
Other Thrifts & Mortgage Finance	137,649	1,925,817

		1,925,817

Total Financials		289,481,205

Health Care (13.2%)
Biotechnology (1.1%)
Other Biotechnology	492,550	24,580,342

		24,580,342

See Notes to Financial Statements. 372

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (2.0%)
Covidien plc	498,600	$18,667,584
Other Health Care Equipment & Supplies	789,167	26,892,432

		45,560,016

Health Care Providers & Services (1.3%)
Other Health Care Providers & Services	879,066	28,553,879

		28,553,879

Health Care Technology (0.0%)
Other Health Care Technology	28,484	361,747

		361,747

Life Sciences Tools & Services (0.2%)
Other Life Sciences Tools & Services	138,308	5,673,412

		5,673,412

Pharmaceuticals (8.6%)
Johnson & Johnson	448,527	25,476,334
Pfizer, Inc.	2,674,207	40,113,105
Schering-Plough Corp.	1,687,034	42,378,294
Wyeth	1,042,595	47,323,387
Other Pharmaceuticals	1,288,461	38,831,171

		194,122,291

Total Health Care		298,851,687

Industrials (10.0%)
Aerospace & Defense (3.6%)
Honeywell International, Inc.	898,368	28,208,755
Lockheed Martin Corp.	314,362	25,353,295
Other Aerospace & Defense	565,303	27,944,872

		81,506,922

Air Freight & Logistics (0.6%)
Other Air Freight & Logistics	272,937	13,426,881

		13,426,881

Airlines (0.0%)
Other Airlines	119,628	805,096

		805,096

Building Products (0.0%)
Other Building Products	60,455	579,159

		579,159

Commercial Services & Supplies (0.3%)
Other Commercial Services & Supplies	281,010	7,133,719

		7,133,719

Construction & Engineering (0.1%)
Other Construction & Engineering	80,161	3,038,384

		3,038,384

Electrical Equipment (0.3%)
Other Electrical Equipment	174,027	5,594,156

		5,594,156

Industrial Conglomerates (1.2%)
General Electric Co.	1,718,310	20,138,593
Other Industrial Conglomerates	154,392	7,193,316

		27,331,909

Machinery (1.9%)
Cummins, Inc.	400,472	14,100,619
Other Machinery	775,985	27,895,803

		41,996,422

Professional Services (0.1%)
Other Professional Services	76,543	2,110,652

		2,110,652

	Number of Shares	Value (Note 1)
Road & Rail (1.8%)
CSX Corp.	869,613	$30,114,698
Other Road & Rail	196,138	10,071,372

		40,186,070

Trading Companies & Distributors (0.1%)
Other Trading Companies & Distributors	30,866	1,542,392

		1,542,392

Total Industrials		225,251,762

Information Technology (15.8%)
Communications Equipment (2.5%)
Cisco Systems, Inc.*	2,082,923	38,825,685
Other Communications Equipment	864,612	18,058,708

		56,884,393

Computers & Peripherals (4.3%)
Apple, Inc.*	145,354	20,702,770
Hewlett-Packard Co.	1,071,648	41,419,195
International Business Machines Corp.	214,434	22,391,198
Other Computers & Peripherals	916,450	12,919,609

		97,432,772

Electronic Equipment, Instruments & Components (0.3%)
Other Electronic Equipment, Instruments & Components	416,371	7,217,891

		7,217,891

Internet Software & Services (1.1%)
Google, Inc., Class A*	39,126	16,495,130
Other Internet Software & Services	460,602	7,657,430

		24,152,560

IT Services (0.6%)
Other IT Services	455,537	13,498,440

		13,498,440

Office Electronics (0.0%)
Other Office Electronics	140,704	911,762

		911,762

Semiconductors & Semiconductor Equipment (3.6%)
Intel Corp.	2,285,105	37,818,488
Texas Instruments, Inc.	1,414,741	30,133,983
Other Semiconductors & Semiconductor Equipment	1,056,695	13,269,287

		81,221,758

Software (3.4%)
Microsoft Corp.	2,148,938	51,080,256
Other Software	1,221,724	26,110,799

		77,191,055

Total Information Technology		358,510,631

Materials (2.8%)
Chemicals (1.1%)
Other Chemicals	601,346	23,605,240

		23,605,240

Construction Materials (0.1%)
Other Construction Materials	19,775	852,303

		852,303

Containers & Packaging (0.1%)
Other Containers & Packaging	109,772	2,914,446

		2,914,446

Metals & Mining (1.4%)
Newmont Mining Corp.	569,290	23,266,882
Other Metals & Mining	353,090	9,174,828

		32,441,710

See Notes to Financial Statements. 373

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Paper & Forest Products (0.1%)
Other Paper & Forest Products	132,426	$2,571,838

		2,571,838

Total Materials		62,385,537

Telecommunication Services (2.0%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	960,851	23,867,539
Verizon Communications, Inc.	462,405	14,209,706
Other Diversified Telecommunication Services	404,550	3,424,903

		41,502,148

Wireless Telecommunication Services (0.2%)
Other Wireless Telecommunication Services	569,812	4,813,136

		4,813,136

Total Telecommunication Services		46,315,284

Utilities (2.4%)
Electric Utilities (1.4%)
Other Electric Utilities	932,612	30,600,609

		30,600,609

Gas Utilities (0.1%)
Other Gas Utilities	55,597	1,831,295

		1,831,295

Independent Power Producers & Energy Traders (0.1%)
Other Independent Power Producers & Energy Traders	203,353	2,196,142

		2,196,142

Multi-Utilities (0.8%)
Other Multi-Utilities	682,842	18,722,404

		18,722,404

Total Utilities		53,350,450

Total Common Stocks (87.8%) (Cost $1,932,009,688)		1,987,972,804

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(9.8%)
iShares Morningstar Large Core Index Fund	306,656	16,390,763
iShares Russell 1000 Growth Index Fund	455,117	18,673,451
iShares Russell 1000 Index Fund	390,339	19,778,477
iShares Russell 1000 Value Index Fund	392,336	18,675,194
iShares S&P 100 Index Fund	419,437	18,048,374
iShares S&P 500 Growth Index Fund	573,526	27,397,337
iShares S&P 500 Index Fund	717,760	66,220,538
iShares S&P 500 Value Index Fund	428,678	18,716,081
Other Exchange Traded Funds (ETFs) (Cost $17,167,253)	375,359	17,330,245

Total Investment Companies (9.8%) (Cost $211,961,190)		221,230,460

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
Other Government Securities	$3,428,000	$3,426,886

Time Deposit (2.7%)
JPMorgan Chase Nassau
0.000%, 7/1/09	60,214,584	60,214,584

Total Short-Term Investments (2.8%) (Cost/Amortized Cost $63,641,570)		63,641,470

Total Investments (100.4%) (Cost/Amortized Cost $2,207,612,448)		2,272,844,734
Other Assets Less Liabilities (-0.4%)		(9,920,713)

Net Assets (100%)		$2,262,924,021

This section shows the Portfolio’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the Portfolio’s total net assets as of the report date. The remaining securities held by the Portfolio are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling AXA Equitable at 1-888-AXA-INFO or 1-888-292-4636. This complete schedule, filed on the Portfolio’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

*	Non-income producing.

Glossary:
ADR	— American Depositary Receipt

See Notes to Financial Statements. 374

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	723	September-09	$33,912,306	$33,095,325	$(816,981)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$176,794,325	$–	$–	$176,794,325
Consumer Staples	224,779,855	–	–	224,779,855
Energy	252,252,068	–	–	252,252,068
Financials	289,481,205	–	–	289,481,205
Health Care	298,851,687	–	–	298,851,687
Industrials	225,251,762	–	–	225,251,762
Information Technology	358,510,631	–	–	358,510,631
Materials	62,385,537	–	–	62,385,537
Telecommunication Services	46,315,284	–	–	46,315,284
Utilities	53,350,450	–	–	53,350,450
Investment Companies
Exchange Traded Funds (ETFs)	221,230,460	–	–	221,230,460
Short-Term Investments	–	63,641,470	–	63,641,470
Total Asset	$2,209,203,264	$63,641,470	$–	$2,272,844,734
Liability:
Futures	$(816,981)	$–	$–	$(816,981)
Total Liability	$(816,981)	$–	$–	$(816,981)
Total	$2,208,386,283	$63,641,470	$–	$2,272,027,753

See Notes to Financial Statements. 375

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(816,981	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(816,981)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	3,281,653	–	–	3,281,653
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$3,281,653	$–	$–	$3,281,653

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(1,110,606)	–	–	(1,110,606)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(1,110,606)	$–	$–	$(1,110,606)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,036,681,800
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$286,714,770

See Notes to Financial Statements. 376

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$154,631,966
Aggregate gross unrealized depreciation	(115,842,844)

Net unrealized appreciation	$38,789,122

Federal income tax cost of investments	$2,234,055,612

For the six months ended June 30, 2009, the Portfolio incurred approximately $12,324 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $11,418,100 which expires in the year 2016.

See Notes to Financial Statements. 377

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.1%)
Auto Components (0.4%)
Other Auto Components	473,200	$8,676,420

		8,676,420

Automobiles (0.0%)
Other Automobiles	9,800	180,026

		180,026

Distributors (0.1%)
Other Distributors	74,600	1,227,170

		1,227,170

Diversified Consumer Services (0.6%)
Other Diversified Consumer Services	386,800	15,315,103

		15,315,103

Hotels, Restaurants & Leisure (2.7%)
McDonald’s Corp.	587,200	33,758,128
Other Hotels, Restaurants & Leisure	1,648,762	32,968,400

		66,726,528

Household Durables (0.1%)
Other Household Durables	180,600	3,510,629

		3,510,629

Internet & Catalog Retail (0.8%)
Amazon.com, Inc.*	175,000	14,640,500
Other Internet & Catalog Retail	133,600	4,749,839

		19,390,339

Leisure Equipment & Products (0.1%)
Other Leisure Equipment & Products	187,700	3,337,728

		3,337,728

Media (1.0%)
Other Media	972,300	24,432,935

		24,432,935

Multiline Retail (1.1%)
Target Corp.	400,200	15,795,894
Other Multiline Retail	367,100	12,473,056

		28,268,950

Specialty Retail (2.5%)
Other Specialty Retail	2,604,000	63,170,993

		63,170,993

Textiles, Apparel & Luxury Goods (0.7%)
NIKE, Inc., Class B	192,300	9,957,294
Other Textiles, Apparel & Luxury Goods	275,300	7,871,451

		17,828,745

Total Consumer Discretionary		252,065,566

Consumer Staples (16.2%)
Beverages (4.0%)
Coca-Cola Co.	968,400	46,473,516
PepsiCo, Inc.	828,600	45,539,856
Other Beverages	280,000	7,361,022

		99,374,394

Food & Staples Retailing (4.2%)
Costco Wholesale Corp.	231,000	10,556,700
Walgreen Co.	527,800	15,517,320
Wal-Mart Stores, Inc.	1,176,600	56,994,504
Other Food & Staples Retailing	896,800	22,131,985

		105,200,509

Food Products (1.3%)
Other Food Products	968,900	30,996,261

		30,996,261

Household Products (3.5%)
Colgate-Palmolive Co.	265,900	18,809,766

	Number of Shares	Value (Note 1)
Kimberly-Clark Corp.	191,800	$10,056,074
Procter & Gamble Co.	1,016,100	51,922,710
Other Household Products	134,000	7,313,441

		88,101,991

Personal Products (0.4%)
Other Personal Products	386,400	10,643,950

		10,643,950

Tobacco (2.8%)
Altria Group, Inc.	1,100,400	18,035,556
Philip Morris International, Inc.	1,044,040	45,541,025
Other Tobacco	79,100	5,360,607

		68,937,188

Total Consumer Staples		403,254,293

Energy (4.3%)
Energy Equipment & Services (1.3%)
Schlumberger Ltd.	289,100	15,643,201
Other Energy Equipment & Services	505,300	16,634,162

		32,277,363

Oil, Gas & Consumable Fuels (3.0%)
Exxon Mobil Corp.	670,120	46,848,089
Other Oil, Gas & Consumable Fuels	1,145,900	27,332,600

		74,180,689

Total Energy		106,458,052

Financials (4.9%)
Capital Markets (2.2%)
Other Capital Markets	1,933,300	55,547,468

		55,547,468

Commercial Banks (0.4%)
Other Commercial Banks	409,000	9,670,162

		9,670,162

Consumer Finance (0.2%)
Other Consumer Finance	235,200	4,537,044

		4,537,044

Diversified Financial Services (0.4%)
Other Diversified Financial Services	317,500	11,473,548

		11,473,548

Insurance (0.9%)
Other Insurance	1,415,900	22,609,556

		22,609,556

Real Estate Investment Trusts (REITs) (0.6%)
Other Real Estate Investment Trusts (REITs)	354,287	14,244,453

		14,244,453

Real Estate Management & Development (0.1%)
Other Real Estate Management & Development	165,600	2,392,812

		2,392,812

Thrifts & Mortgage Finance (0.1%)
Other Thrifts & Mortgage Finance	153,800	2,295,809

		2,295,809

Total Financials		122,770,852

Health Care (17.1%)
Biotechnology (3.7%)
Amgen, Inc.*	538,800	28,524,072
Celgene Corp.*	245,000	11,720,800
Gilead Sciences, Inc.*	482,470	22,598,895
Other Biotechnology	759,500	29,452,555

		92,296,322

Health Care Equipment & Supplies (3.6%)
Baxter International, Inc.	322,000	17,053,120

See Notes to Financial Statements. 378

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Medtronic, Inc.	595,700	$20,783,973
Other Health Care Equipment & Supplies	1,316,100	52,345,340

		90,182,433

Health Care Providers & Services (2.0%)
Medco Health Solutions, Inc.*	256,700	11,708,087
Other Health Care Providers & Services	1,214,700	38,131,295

		49,839,382

Health Care Technology (0.2%)
Other Health Care Technology	145,900	3,750,245

		3,750,245

Life Sciences Tools & Services (0.8%)
Other Life Sciences Tools & Services	421,405	18,849,547

		18,849,547

Pharmaceuticals (6.8%)
Abbott Laboratories, Inc.	822,570	38,693,693
Bristol-Myers Squibb Co.	584,000	11,861,040
Eli Lilly & Co.	282,600	9,789,264
Johnson & Johnson	1,135,200	64,479,360
Schering-Plough Corp.	734,000	18,438,080
Other Pharmaceuticals	822,500	25,853,363

		169,114,800

Total Health Care		424,032,729

Industrials (9.9%)
Aerospace & Defense (2.9%)
Honeywell International, Inc.	395,900	12,431,260
Lockheed Martin Corp.	169,300	13,654,045
United Technologies Corp.	408,700	21,236,052
Other Aerospace & Defense	546,900	25,921,692

		73,243,049

Air Freight & Logistics (1.1%)
United Parcel Service, Inc., Class B	368,100	18,401,319
Other Air Freight & Logistics	252,300	9,031,090

		27,432,409

Airlines (0.2%)
Other Airlines	767,000	5,050,704

		5,050,704

Building Products (0.1%)
Other Building Products	139,400	1,990,353

		1,990,353

Commercial Services & Supplies (0.7%)
Other Commercial Services & Supplies	580,200	16,792,850

		16,792,850

Construction & Engineering (0.4%)
Other Construction & Engineering	253,300	10,545,227

		10,545,227

Electrical Equipment (1.0%)
Emerson Electric Co.	399,900	12,956,760
Other Electrical Equipment	219,000	10,949,384

		23,906,144

Industrial Conglomerates (1.0%)
3M Co.	369,600	22,212,960
Other Industrial Conglomerates	130,400	2,681,248

		24,894,208

Machinery (1.4%)
Other Machinery	964,100	35,462,779

		35,462,779

Marine (0.0%)
Other Marine	5,900	187,561

		187,561

	Number of Shares	Value (Note 1)
Professional Services (0.3%)
Other Professional Services	254,000	$8,703,105

		8,703,105

Road & Rail (0.5%)
Other Road & Rail	272,000	11,420,929

		11,420,929

Trading Companies & Distributors (0.3%)
Other Trading Companies & Distributors	148,500	6,399,476

		6,399,476

Total Industrials		246,028,794

Information Technology (31.1%)
Communications Equipment (4.4%)
Cisco Systems, Inc.*	3,069,800	57,221,072
QUALCOMM, Inc.	880,840	39,813,968
Other Communications Equipment	589,400	11,052,750

		108,087,790

Computers & Peripherals (8.3%)
Apple, Inc.*	474,800	67,625,764
Dell, Inc.*	911,700	12,517,641
Hewlett-Packard Co.	985,100	38,074,115
International Business Machines Corp.	703,300	73,438,586
Other Computers & Peripherals	942,500	15,471,726

		207,127,832

Electronic Equipment, Instruments & Components (1.0%)
Corning, Inc.	706,200	11,341,572
Other Electronic Equipment, Instruments & Components	630,600	14,231,345

		25,572,917

Internet Software & Services (2.9%)
Google, Inc., Class A*	127,500	53,752,725
Other Internet Software & Services	990,000	18,298,922

		72,051,647

IT Services (3.0%)
Accenture Ltd., Class A	326,300	10,917,998
Visa, Inc., Class A	239,200	14,892,592
Other IT Services	1,680,300	49,719,233

		75,529,823

Office Electronics (0.0%)
Other Office Electronics	28,700	679,042

		679,042

Semiconductors & Semiconductor Equipment (3.6%)
Intel Corp.	1,833,990	30,352,535
Texas Instruments, Inc.	677,700	14,435,010
Other Semiconductors & Semiconductor Equipment	2,793,100	43,489,976

		88,277,521

Software (7.9%)
Microsoft Corp.	4,101,900	97,502,163
Oracle Corp.	2,034,260	43,573,849
Other Software	2,508,500	53,922,904

		194,998,916

Total Information Technology		772,325,488

Materials (3.8%)
Chemicals (2.6%)
Monsanto Co.	290,500	21,595,770
Praxair, Inc.	163,700	11,634,159
Other Chemicals	870,600	30,347,100

		63,577,029

See Notes to Financial Statements. 379

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.0%)
Other Construction Materials	32,300	$1,303,376

		1,303,376

Containers & Packaging (0.3%)
Other Containers & Packaging	253,400	6,900,354

		6,900,354

Metals & Mining (0.9%)
Newmont Mining Corp.	254,800	10,413,676
Other Metals & Mining	500,500	12,950,192

		23,363,868

Total Materials		95,144,627

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.1%)
Other Diversified Telecommunication Services	259,400	2,231,841

		2,231,841

Wireless Telecommunication Services (0.5%)
Other Wireless Telecommunication Services	492,600	12,202,560

		12,202,560

Total Telecommunication Services		14,434,401

Utilities (1.0%)
Electric Utilities (0.5%)
Other Electric Utilities	401,900	13,159,192

		13,159,192

Gas Utilities (0.1%)
Other Gas Utilities	69,700	2,433,227

		2,433,227

Independent Power Producers & Energy Traders (0.3%)
Other Independent Power Producers & Energy Traders	474,600	6,990,285

		6,990,285

Multi-Utilities (0.1%)
Other Multi-Utilities	165,000	1,996,499

		1,996,499

Water Utilities (0.0%)
Other Water Utilities	4,400	84,084

		84,084

Total Utilities		24,663,287

Total Common Stocks (99.0%) (Cost $2,115,433,143)		2,461,178,089

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.2%)
Other Time Deposits (Cost/Amortized Cost $6,214,271)	$6,214,271	6,214,271

Total Investments (99.2%) (Cost/Amortized Cost $2,121,647,414)		2,467,392,360
Other Assets Less Liabilities (0.8%)		19,516,294

Net Assets (100%)		$2,486,908,654

This section shows the Portfolio’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the Portfolio’s total net assets as of the report date. The remaining securities held by the Portfolio are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling AXA Equitable at 1-888-AXA-INFO or 1-888-292-4636. This complete schedule, filed on the Portfolio’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

*	Non-income producing.

See Notes to Financial Statements. 380

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	454	September-09	$20,881,750	$20,781,850	$(99,900)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$252,065,566	$–	$–	$252,065,566
Consumer Staples	403,254,293	–	–	403,254,293
Energy	106,458,052	–	–	106,458,052
Financials	122,770,852	–	–	122,770,852
Health Care	424,032,729	–	–	424,032,729
Industrials	246,028,794	–	–	246,028,794
Information Technology	772,325,488	–	–	772,325,488
Materials	95,144,627	–	–	95,144,627
Telecommunication Services	14,434,401	–	–	14,434,401
Utilities	24,663,287	–	–	24,663,287
Short-Term Investments	–	6,214,271	–	6,214,271
Total Asset	$2,461,178,089	$6,214,271	$–	$2,467,392,360
Liability:
Futures	$(99,900)	$–	$–	$(99,900)
Total Liability	$(99,900)	$–	$–	$(99,900)
Total	$2,461,078,189	$6,214,271	$–	$2,467,292,460

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

See Notes to Financial Statements. 381

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(99,900	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(99,900)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(152,071)	–	–	(152,071)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(152,071)	$–	$–	$(152,071)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(106,272)	–	–	(106,272)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(106,272)	$–	$–	$(106,272)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,143,715,732
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$575,628,236

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$349,338,634
Aggregate gross unrealized depreciation	(13,829,683)

Net unrealized appreciation	$335,508,951

Federal income tax cost of investments	$2,131,883,409

The Portfolio has a net capital loss carryforward of $475,976,736 of which $44,749,118 expires in the year 2009, $258,581,589 expires in the year 2010, $103,882,638 expires in the year 2011, and $68,763,391 expires in the year 2016.

See Notes to Financial Statements. 382

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.9%)
Auto Components (0.2%)
Other Auto Components	220,535	$4,066,389

		4,066,389

Automobiles (0.0%)
Other Automobiles	4,618	84,833

		84,833

Distributors (0.0%)
Other Distributors	34,814	572,690

		572,690

Diversified Consumer Services (0.4%)
Other Diversified Consumer Services	180,339	7,087,813

		7,087,813

Hotels, Restaurants & Leisure (4.1%)
McDonald’s Corp.	1,015,722	58,393,858
Other Hotels, Restaurants & Leisure	765,776	15,286,535

		73,680,393

Household Durables (0.1%)
Other Household Durables	85,885	1,641,184

		1,641,184

Internet & Catalog Retail (0.5%)
Other Internet & Catalog Retail	143,964	9,042,361

		9,042,361

Leisure Equipment & Products (0.1%)
Other Leisure Equipment & Products	87,648	1,558,659

		1,558,659

Media (0.6%)
Other Media	450,586	11,327,023

		11,327,023

Multiline Retail (0.8%)
Other Multiline Retail	358,921	13,190,186

		13,190,186

Specialty Retail (1.6%)
Other Specialty Retail	1,210,231	29,379,839

		29,379,839

Textiles, Apparel & Luxury Goods (0.5%)
Other Textiles, Apparel & Luxury Goods	219,057	8,338,962

		8,338,962

Total Consumer Discretionary		159,970,332

Consumer Staples (12.2%)
Beverages (2.5%)
Coca-Cola Co.	451,929	21,688,073
PepsiCo, Inc.	386,661	21,250,888
Other Beverages	130,056	3,408,831

		46,347,792

Food & Staples Retailing (4.5%)
CVS Caremark Corp.	663,819	21,155,912
Wal-Mart Stores, Inc.	839,296	40,655,498
Other Food & Staples Retailing	662,313	18,980,201

		80,791,611

Food Products (0.8%)
Other Food Products	449,816	14,431,004

		14,431,004

Household Products (2.3%)
Colgate-Palmolive Co.	124,050	8,775,297
Procter & Gamble Co.	474,106	24,226,817
Other Household Products	151,310	8,065,961

		41,068,075

	Number of Shares	Value (Note 1)
Personal Products (0.3%)
Other Personal Products	180,194	$4,963,148

		4,963,148

Tobacco (1.8%)
Altria Group, Inc.	513,535	8,416,839
Philip Morris International, Inc.	487,115	21,247,956
Other Tobacco	36,919	2,502,001

		32,166,796

Total Consumer Staples		219,768,426

Energy (5.1%)
Energy Equipment & Services (2.3%)
Transocean Ltd.*	347,309	25,801,586
Other Energy Equipment & Services	371,138	15,069,966

		40,871,552

Oil, Gas & Consumable Fuels (2.8%)
Exxon Mobil Corp.	312,695	21,860,507
Petroleo Brasileiro S.A. (ADR)	393,280	16,116,614
Other Oil, Gas & Consumable Fuels	535,376	12,735,929

		50,713,050

Total Energy		91,584,602

Financials (8.7%)
Capital Markets (2.8%)
Goldman Sachs Group, Inc.	148,999	21,968,413
Other Capital Markets	1,041,564	28,970,517

		50,938,930

Commercial Banks (2.0%)
U.S. Bancorp	828,627	14,848,996
Wells Fargo & Co.	840,693	20,395,212
Other Commercial Banks	16,000	271,268

		35,515,476

Consumer Finance (0.3%)
Other Consumer Finance	222,819	4,743,276

		4,743,276

Diversified Financial Services (2.5%)
Bank of America Corp.	1,485,897	19,613,840
JPMorgan Chase & Co.	616,605	21,032,397
Other Diversified Financial Services	141,567	5,381,353

		46,027,590

Insurance (0.6%)
Other Insurance	659,163	10,482,015

		10,482,015

Real Estate Investment Trusts (REITs) (0.4%)
Other Real Estate Investment Trusts (REITs)	164,828	6,618,596

		6,618,596

Real Estate Management & Development (0.1%)
Other Real Estate Management & Development	77,293	1,116,442

		1,116,442

Thrifts & Mortgage Finance (0.0%)
Other Thrifts & Mortgage Finance	69,450	1,047,840

		1,047,840

Total Financials		156,490,165

Health Care (12.2%)
Biotechnology (3.1%)
Amgen, Inc.*	251,400	13,309,116
Gilead Sciences, Inc.*	505,349	23,670,547
Other Biotechnology	464,429	19,093,306

		56,072,969

See Notes to Financial Statements. 383

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (2.3%)
Baxter International, Inc.	150,231	$7,956,234
Medtronic, Inc.	277,953	9,697,780
Other Health Care Equipment & Supplies	612,746	24,338,993

		41,993,007

Health Care Providers & Services (1.3%)
Other Health Care Providers & Services	685,688	23,223,198

		23,223,198

Health Care Technology (0.1%)
Other Health Care Technology	66,157	1,717,652

		1,717,652

Life Sciences Tools & Services (0.5%)
Other Life Sciences Tools & Services	195,737	8,772,176

		8,772,176

Pharmaceuticals (4.9%)
Abbott Laboratories, Inc.	588,094	27,663,942
Johnson & Johnson	529,622	30,082,530
Schering-Plough Corp.	342,472	8,602,897
Other Pharmaceuticals	786,045	22,122,676

		88,472,045

Total Health Care		220,251,047

Industrials (9.4%)
Aerospace & Defense (3.8%)
General Dynamics Corp.	331,083	18,338,687
Lockheed Martin Corp.	270,093	21,783,000
United Technologies Corp.	190,761	9,911,942
Other Aerospace & Defense	431,897	17,446,112

		67,479,741

Air Freight & Logistics (0.7%)
United Parcel Service, Inc., Class B	171,713	8,583,933
Other Air Freight & Logistics	115,574	4,187,645

		12,771,578

Airlines (0.1%)
Other Airlines	357,976	2,356,570

		2,356,570

Building Products (0.1%)
Other Building Products	63,269	905,538

		905,538

Commercial Services & Supplies (0.4%)
Other Commercial Services & Supplies	270,261	7,809,786

		7,809,786

Construction & Engineering (0.3%)
Other Construction & Engineering	118,362	4,938,756

		4,938,756

Electrical Equipment (0.6%)
Other Electrical Equipment	288,223	11,132,722

		11,132,722

Industrial Conglomerates (0.6%)
3M Co.	172,417	10,362,261
Other Industrial Conglomerates	60,884	1,251,933

		11,614,194

Machinery (0.9%)
Other Machinery	447,672	16,476,805

		16,476,805

Marine (0.0%)
Other Marine	2,730	86,787

		86,787

	Number of Shares	Value (Note 1)
Professional Services (0.2%)
Other Professional Services	118,630	$4,064,934

		4,064,934

Road & Rail (1.5%)
Union Pacific Corp.	476,480	24,805,549
Other Road & Rail	60,879	1,883,552

		26,689,101

Trading Companies & Distributors (0.2%)
Other Trading Companies & Distributors	69,779	3,000,002

		3,000,002

Total Industrials		169,326,514

Information Technology (26.1%)
Communications Equipment (4.2%)
Cisco Systems, Inc.*	1,432,457	26,700,998
QUALCOMM, Inc.	935,223	42,272,080
Other Communications Equipment	352,727	6,922,009

		75,895,087

Computers & Peripherals (7.5%)
Apple, Inc.*	363,942	51,836,259
Hewlett-Packard Co.	459,651	17,765,511
International Business Machines Corp.	506,398	52,878,079
Other Computers & Peripherals	863,826	13,030,375

		135,510,224

Electronic Equipment, Instruments & Components (0.7%)
Other Electronic Equipment, Instruments & Components	622,490	11,854,404

		11,854,404

Internet Software & Services (2.7%)
Google, Inc., Class A*	93,355	39,357,534
Other Internet Software & Services	460,862	8,497,506

		47,855,040

IT Services (3.7%)
Mastercard, Inc., Class A	101,771	17,027,306
Visa, Inc., Class A	402,793	25,077,892
Other IT Services	910,342	24,680,907

		66,786,105

Office Electronics (0.0%)
Other Office Electronics	13,024	308,148

		308,148

Semiconductors & Semiconductor Equipment (2.3%)
Intel Corp.	855,744	14,162,563
Other Semiconductors & Semiconductor Equipment	1,615,920	27,024,116

		41,186,679

Software (5.0%)
Microsoft Corp.	1,914,563	45,509,163
Oracle Corp.	949,248	20,332,892
Other Software	1,175,087	25,150,473

		90,992,528

Total Information Technology		470,388,215

Materials (6.1%)
Chemicals (4.7%)
Dow Chemical Co.	540,184	8,718,570
Monsanto Co.	319,980	23,787,313
Potash Corp. of Saskatchewan, Inc.	217,298	20,219,579
Praxair, Inc.	252,761	17,963,724
Other Chemicals	415,350	14,453,385

		85,142,571

See Notes to Financial Statements. 384

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.0%)
Other Construction Materials	15,122	$609,435

		609,435

Containers & Packaging (0.2%)
Other Containers & Packaging	120,284	3,251,363

		3,251,363

Metals & Mining (1.2%)
BHP Billiton plc (ADR)	227,532	10,343,605
Other Metals & Mining	352,391	10,898,813

		21,242,418

Total Materials		110,245,787

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.1%)
Other Diversified Telecommunication Services	126,329	1,085,639

		1,085,639

Wireless Telecommunication Services (0.3%)
Other Wireless Telecommunication Services	228,365	5,657,319

		5,657,319

Total Telecommunication Services		6,742,958

Utilities (0.7%)
Electric Utilities (0.3%)
Other Electric Utilities	187,678	6,144,788

		6,144,788

Gas Utilities (0.1%)
Other Gas Utilities	32,521	1,135,308

		1,135,308

Independent Power Producers & Energy Traders (0.2%)
Other Independent Power Producers & Energy Traders	255,350	4,141,607

		4,141,607

Multi-Utilities (0.1%)
Other Multi-Utilities	77,006	932,649

		932,649

Water Utilities (0.0%)
Other Water Utilities	2,100	40,131

		40,131

Total Utilities		12,394,483

Total Common Stocks (89.8%) (Cost $1,497,846,273)		1,617,162,529

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (8.9%)
iShares Morningstar Large Growth Index Fund	997,430	47,338,028
iShares Russell 1000 Growth Index Fund	1,193,870	48,984,486
iShares S&P 500 Growth Index Fund	918,370	43,870,535
Other Exchange Traded Funds (ETFs) (Cost $19,310,662)	391,930	19,675,051

Total Investment Companies (8.9%) (Cost $158,978,736)		159,868,100

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
Other Government Securities	$2,670,000	$2,669,132

Time Deposit (1.0%)
JPMorgan Chase Nassau
0.000%, 7/1/09	17,646,839	17,646,839

Total Short-Term Investments (1.1%) (Cost/Amortized Cost $20,316,049)		20,315,971

Total Investments (99.8%) (Cost/Amortized Cost $1,677,141,058)		1,797,346,600
Other Assets Less Liabilities (0.2%)		2,897,824

Net Assets (100%)		$1,800,244,424

This section shows the Portfolio’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the Portfolio’s total net assets as of the report date. The remaining securities held by the Portfolio are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling AXA Equitable at 1-888-AXA-INFO or 1-888-292-4636. This complete schedule, filed on the Portfolio’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

*	Non-income producing.

Glossary:
ADR — American Depositary Receipt

See Notes to Financial Statements. 385

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	96	September-09	$2,870,232	$2,834,400	$(35,832)
S&P 500 E-Mini Index	161	September-09	7,551,703	7,369,775	(181,928)
S&P Mid 400 E-Mini Index	10	September-09	595,399	576,700	(18,699)

					$(236,459)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$159,970,332	$–	$–	$159,970,332
Consumer Staples	219,768,426	–	–	219,768,426
Energy	91,584,602	–	–	91,584,602
Financials	156,490,165	–	–	156,490,165
Health Care	220,251,047	–	–	220,251,047
Industrials	169,326,514	–	–	169,326,514
Information Technology	470,388,215	–	–	470,388,215
Materials	110,245,787	–	–	110,245,787
Telecommunication Services	6,742,958	–	–	6,742,958
Utilities	12,394,483	–	–	12,394,483
Investment Companies
Exchange Traded Funds (ETFs)	159,868,100	–	–	159,868,100
Short-Term Investments	–	20,315,971	–	20,315,971
Total Asset	$1,777,030,629	$20,315,971	$–	$1,797,346,600
Liability:
Futures	$(236,459)	$–	$–	$(236,459)
Total Liability	$(236,459)	$–	$–	$(236,459)
Total	$1,776,794,170	$20,315,971	$–	$1,797,110,141

See Notes to Financial Statements. 386

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(236,459	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(236,459)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(3,513,538)	–	–	(3,513,538)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(3,513,538)	$–	$–	$(3,513,538)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(901,443)	–	–	(901,443)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(901,443)	$–	$–	$(901,443)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$611,011,105
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,605,417,448

See Notes to Financial Statements. 387

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$155,702,448
Aggregate gross unrealized depreciation	(86,940,573)

Net unrealized appreciation	$68,761,875

Federal income tax cost of investments	$1,728,584,725

The Portfolio has a net capital loss carryforward of $702,967,145 of which $162,794,931 expires in the year 2009, $430,153,032 expires in the year 2010, $51,610,054 expires in the year 2011, and $58,409,128 expires in the year 2016.

See Notes to Financial Statements. 388

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.9%)
Auto Components (0.2%)
Other Auto Components	89,597	$1,975,431

		1,975,431

Automobiles (0.5%)
Ford Motor Co.*	666,630	4,046,444
Other Automobiles	62,228	885,745

		4,932,189

Distributors (0.1%)
Other Distributors	34,051	1,142,752

		1,142,752

Diversified Consumer Services (0.1%)
Other Diversified Consumer Services	73,773	647,296

		647,296

Hotels, Restaurants & Leisure (0.5%)
Other Hotels, Restaurants & Leisure	301,386	5,194,461

		5,194,461

Household Durables (0.8%)
Other Household Durables	386,574	7,372,587

		7,372,587

Internet & Catalog Retail (0.1%)
Other Internet & Catalog Retail	133,247	703,049

		703,049

Leisure Equipment & Products (0.0%)
Other Leisure Equipment & Products	27,958	536,989

		536,989

Media (4.5%)
Comcast Corp., Class A	567,224	8,219,076
News Corp., Class A	485,701	4,424,736
Time Warner, Inc.	255,233	6,429,319
Walt Disney Co.	396,055	9,239,963
Other Media	908,840	15,057,572

		43,370,666

Multiline Retail (0.4%)
Other Multiline Retail	169,805	3,635,332

		3,635,332

Specialty Retail (1.6%)
Home Depot, Inc.	337,545	7,976,188
Lowe’s Cos., Inc.	215,338	4,179,711
Other Specialty Retail	208,853	2,900,415

		15,056,314

Textiles, Apparel & Luxury Goods (0.1%)
Other Textiles, Apparel & Luxury Goods	18,572	923,986

		923,986

Total Consumer Discretionary		85,491,052

Consumer Staples (5.8%)
Beverages (0.9%)
Coca-Cola Co.	105,688	5,071,967
Other Beverages	161,336	3,857,775

		8,929,742

Food & Staples Retailing (1.1%)
CVS Caremark Corp.	215,891	6,880,446
Other Food & Staples Retailing	295,536	3,512,341

		10,392,787

Food Products (2.3%)
Kraft Foods, Inc., Class A	314,131	7,960,080
Other Food Products	572,197	14,180,379

		22,140,459

	Number of Shares	Value (Note 1)
Household Products (1.3%)
Procter & Gamble Co.	214,498	$10,960,848
Other Household Products	17,291	917,569

		11,878,417

Personal Products (0.0%)
Other Personal Products	9,566	274,210

		274,210

Tobacco (0.2%)
Other Tobacco	40,115	1,670,884

		1,670,884

Total Consumer Staples		55,286,499

Energy (19.4%)
Energy Equipment & Services (2.5%)
Schlumberger Ltd.	139,300	7,537,523
Other Energy Equipment & Services	667,276	15,833,439

		23,370,962

Oil, Gas & Consumable Fuels (16.9%)
Anadarko Petroleum Corp.	106,521	4,834,988
Apache Corp.	71,479	5,157,210
Chevron Corp.	427,608	28,329,030
ConocoPhillips	316,059	13,293,442
Devon Energy Corp.	94,644	5,158,098
Exxon Mobil Corp.	772,368	53,996,247
Marathon Oil Corp.	151,030	4,550,534
Occidental Petroleum Corp.	172,900	11,378,549
XTO Energy, Inc.	123,618	4,714,790
Other Oil, Gas & Consumable Fuels	1,224,595	30,777,701

		162,190,589

Total Energy		185,561,551

Financials (22.4%)
Capital Markets (3.4%)
Bank of New York Mellon Corp.	202,704	5,941,254
Goldman Sachs Group, Inc.	100,542	14,823,912
Morgan Stanley	208,401	5,941,512
Other Capital Markets	214,834	5,704,385

		32,411,063

Commercial Banks (4.8%)
U.S. Bancorp	404,805	7,254,106
Wells Fargo & Co.	864,429	20,971,047
Other Commercial Banks	1,438,236	17,909,158

		46,134,311

Consumer Finance (0.8%)
American Express Co.	176,800	4,108,832
Other Consumer Finance	263,970	3,574,356

		7,683,188

Diversified Financial Services (6.2%)
Bank of America Corp.	1,632,551	21,549,673
CME Group, Inc.	13,293	4,135,585
JPMorgan Chase & Co.	801,881	27,352,161
Other Diversified Financial Services	1,351,712	5,810,763

		58,848,182

Insurance (4.4%)
Travelers Cos., Inc.	124,890	5,125,486
Other Insurance	1,836,644	37,306,259

		42,431,745

Real Estate Investment Trusts (REITs) (2.4%)
Other Real Estate Investment Trusts (REITs)	1,333,164	23,041,730

		23,041,730

See Notes to Financial Statements. 389

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (0.0%)
Other Real Estate Management & Development	30,987	$402,763

		402,763

Thrifts & Mortgage Finance (0.4%)
Other Thrifts & Mortgage Finance	260,550	3,291,744

		3,291,744

Total Financials		214,244,726

Health Care (9.8%)
Health Care Equipment & Supplies (0.6%)
Other Health Care Equipment & Supplies	342,312	5,890,264

		5,890,264

Health Care Providers & Services (2.3%)
UnitedHealth Group, Inc.	253,700	6,337,426
WellPoint, Inc.*	96,039	4,887,425
Other Health Care Providers & Services	406,639	10,308,603

		21,533,454

Health Care Technology (0.0%)
Other Health Care Technology	31,151	395,618

		395,618

Life Sciences Tools & Services (0.4%)
Other Life Sciences Tools & Services	110,451	4,019,070

		4,019,070

Pharmaceuticals (6.5%)
Johnson & Johnson	132,835	7,545,028
Merck & Co., Inc.	367,932	10,287,379
Pfizer, Inc.	1,439,463	21,591,945
Wyeth	220,766	10,020,569
Other Pharmaceuticals	528,964	12,323,555

		61,768,476

Total Health Care		93,606,882

Industrials (9.8%)
Aerospace & Defense (1.8%)
Boeing Co.	142,200	6,043,500
Other Aerospace & Defense	246,897	11,736,341

		17,779,841

Air Freight & Logistics (0.4%)
Other Air Freight & Logistics	66,596	3,695,226

		3,695,226

Airlines (0.1%)
Other Airlines	108,728	731,739

		731,739

Building Products (0.1%)
Other Building Products	62,643	666,970

		666,970

Commercial Services & Supplies (0.5%)
Other Commercial Services & Supplies	230,538	4,771,761

		4,771,761

Construction & Engineering (0.3%)
Other Construction & Engineering	95,150	2,463,045

		2,463,045

Electrical Equipment (0.3%)
Other Electrical Equipment	86,052	2,805,879

		2,805,879

Industrial Conglomerates (2.8%)
General Electric Co.	2,258,968	26,475,105
Other Industrial Conglomerates	71,182	823,969

		27,299,074

	Number of Shares	Value (Note 1)
Machinery (2.0%)
Other Machinery	582,480	$18,873,885

		18,873,885

Marine (0.0%)
Other Marine	18,284	504,562

		504,562

Professional Services (0.1%)
Other Professional Services	33,555	983,291

		983,291

Road & Rail (1.4%)
Burlington Northern Santa Fe Corp.	56,100	4,125,594
Other Road & Rail	270,994	9,135,222

		13,260,816

Trading Companies & Distributors (0.0%)
Other Trading Companies & Distributors	9,986	253,916

		253,916

Total Industrials		94,090,005

Information Technology (4.8%)
Communications Equipment (0.5%)
Other Communications Equipment	670,494	5,017,606

		5,017,606

Computers & Peripherals (1.3%)
EMC Corp.*	384,800	5,040,880
Hewlett-Packard Co.	115,300	4,456,345
Other Computers & Peripherals	228,213	2,565,790

		12,063,015

Electronic Equipment, Instruments & Components (0.3%)
Other Electronic Equipment, Instruments & Components	216,706	3,324,820

		3,324,820

Internet Software & Services (0.4%)
Other Internet Software & Services	212,475	3,601,321

		3,601,321

IT Services (0.4%)
Other IT Services	152,447	3,774,717

		3,774,717

Office Electronics (0.1%)
Other Office Electronics	184,606	1,197,965

		1,197,965

Semiconductors & Semiconductor Equipment (1.6%)
Intel Corp.	456,255	7,551,020
Other Semiconductors & Semiconductor Equipment	916,951	7,541,552

		15,092,572

Software (0.2%)
Other Software	198,047	2,211,518

		2,211,518

Total Information Technology		46,283,534

Materials (3.6%)
Chemicals (1.5%)
Other Chemicals	599,401	14,452,606

		14,452,606

Construction Materials (0.1%)
Other Construction Materials	29,459	1,480,785

		1,480,785

Containers & Packaging (0.4%)
Other Containers & Packaging	156,864	3,674,624

		3,674,624

See Notes to Financial Statements. 390

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (1.2%)
Other Metals & Mining	435,416	$11,256,114

		11,256,114

Paper & Forest Products (0.4%)
Other Paper & Forest Products	176,131	3,402,138

		3,402,138

Total Materials		34,266,267

Telecommunication Services (6.2%)
Diversified Telecommunication Services (5.7%)
AT&T, Inc.	1,258,607	31,263,798
Verizon Communications, Inc.	605,900	18,619,307
Other Diversified Telecommunication Services	805,383	4,515,803

		54,398,908

Wireless Telecommunication Services (0.5%)
Other Wireless Telecommunication Services	709,200	5,311,015

		5,311,015

Total Telecommunication Services		59,709,923

Utilities (7.7%)
Electric Utilities (3.9%)
Exelon Corp.	128,291	6,569,782
FPL Group, Inc.	76,170	4,331,026
Southern Co.	166,867	5,199,576
Other Electric Utilities	855,471	21,723,001

		37,823,385

Gas Utilities (0.5%)
Other Gas Utilities	149,487	4,581,994

		4,581,994

Independent Power Producers & Energy Traders (0.4%)
Other Independent Power Producers & Energy Traders	350,270	3,448,091

		3,448,091

Multi-Utilities (2.8%)
Dominion Resources, Inc.	125,818	4,204,837
Other Multi-Utilities	838,824	22,866,630

		27,071,467

Water Utilities (0.1%)
Other Water Utilities	39,838	727,233

		727,233

Total Utilities		73,652,170

Total Common Stocks (98.4%) (Cost $883,193,891)		942,192,609

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.2%)
Other Government Securities	$1,519,000	1,518,506

Time Deposit (1.1%)
JPMorgan Chase Nassau
0.000%, 7/1/09	10,503,694	10,503,694

Total Short-Term Investments (1.3%) (Cost/Amortized Cost $12,022,254)		12,022,200

Total Investments (99.7%) (Cost/Amortized Cost $895,216,145)		954,214,809
Other Assets Less Liabilities (0.3%)		3,232,890

Net Assets (100%)		$957,447,699

This section shows the Portfolio’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the Portfolio’s total net assets as of the report date. The remaining securities held by the Portfolio are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling AXA Equitable at 1-888-AXA-INFO or 1-888-292-4636. This complete schedule, filed on the Portfolio’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

*	Non-income producing.

See Notes to Financial Statements. 391

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchases
S&P 500 E-Mini Index	248	September-09	$11,429,388	$11,352,200	$(77,188)
S&P Mid 400 E-Mini Index	54	September-09	3,109,381	3,114,180	4,799

					$(72,389)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$85,491,052	$–	$–	$85,491,052
Consumer Staples	55,286,499	–	–	55,286,499
Energy	185,561,551	–	–	185,561,551
Financials	214,244,726	–	–	214,244,726
Health Care	93,606,882	–	–	93,606,882
Industrials	94,090,005	–	–	94,090,005
Information Technology	46,283,534	–	–	46,283,534
Materials	34,266,267	–	–	34,266,267
Telecommunication Services	59,709,923	–	–	59,709,923
Utilities	73,652,170	–	–	73,652,170
Futures	4,799	–	–	4,799
Short-Term Investments	–	12,022,200	–	12,022,200
Total Asset	$942,197,408	$12,022,200	$–	$954,219,608
Liability:
Futures	$(77,188)	$–	$–	$(77,188)
Total Liability	$(77,188)	$–	$–	$(77,188)
Total	$942,120,220	$12,022,200	$–	$954,142,420

See Notes to Financial Statements. 392

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	4,799	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$4,799

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(77,188	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(77,188)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	858,163	–	–	858,163
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$858,163	$–	$–	$858,163

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(120,538)	–	–	(120,538)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(120,538)	$–	$–	$(120,538)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$976,186,561
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$194,939,862

See Notes to Financial Statements. 393

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,229,850
Aggregate gross unrealized depreciation	(6,991,183)

Net unrealized appreciation	$53,238,667

Federal income tax cost of investments	$900,976,142

The Portfolio has a net capital loss carryforward of $50,050,032 which expires in the year 2016.

See Notes to Financial Statements. 394

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.2%)
Auto Components (0.4%)
Other Auto Components	530,000	$14,527,252

		14,527,252

Automobiles (0.4%)
Other Automobiles	1,967,110	13,447,252

		13,447,252

Distributors (0.1%)
Other Distributors	92,900	3,117,724

		3,117,724

Diversified Consumer Services (0.0%)
Other Diversified Consumer Services	189,300	1,706,273

		1,706,273

Hotels, Restaurants & Leisure (0.6%)
Other Hotels, Restaurants & Leisure	974,700	22,476,092

		22,476,092

Household Durables (0.7%)
Other Household Durables	1,382,585	26,122,112

		26,122,112

Internet & Catalog Retail (0.1%)
Other Internet & Catalog Retail	356,900	1,885,029

		1,885,029

Leisure Equipment & Products (0.0%)
Other Leisure Equipment & Products	76,300	1,466,220

		1,466,220

Media (5.1%)
Comcast Corp., Class A	1,751,700	25,382,133
News Corp., Class A	3,484,600	31,744,706
Time Warner, Inc.	1,411,833	35,564,073
Viacom, Inc., Class B*	793,300	18,007,910
Walt Disney Co.	1,284,540	29,968,318
Other Media	3,366,258	49,656,723

		190,323,863

Multiline Retail (0.6%)
Other Multiline Retail	1,056,400	20,843,588

		20,843,588

Specialty Retail (1.9%)
Home Depot, Inc.	1,134,100	26,798,783
Lowe’s Cos., Inc.	1,001,400	19,437,174
Other Specialty Retail	1,849,400	25,888,813

		72,124,770

Textiles, Apparel & Luxury Goods (0.3%)
Other Textiles, Apparel & Luxury Goods	613,500	10,758,820

		10,758,820

Total Consumer Discretionary		378,798,995

Consumer Staples (8.7%)
Beverages (1.6%)
Coca-Cola Co.	536,900	25,765,831
Other Beverages	1,294,700	35,703,764

		61,469,595

Food & Staples Retailing (1.6%)
CVS Caremark Corp.	589,600	18,790,552
Other Food & Staples Retailing	1,824,500	39,128,791

		57,919,343

Food Products (2.8%)
Archer-Daniels-Midland Co.	629,700	16,857,069
Kraft Foods, Inc., Class A	1,051,400	26,642,476
Other Food Products	2,594,400	60,672,572

		104,172,117

	Number of Shares	Value (Note 1)
Household Products (1.6%)
Procter & Gamble Co.	1,073,770	$54,869,647
Other Household Products	90,200	4,759,212

		59,628,859

Personal Products (0.0%)
Other Personal Products	27,200	781,823

		781,823

Tobacco (1.1%)
Other Tobacco	1,334,300	40,401,009

		40,401,009

Total Consumer Staples		324,372,746

Energy (17.2%)
Energy Equipment & Services (1.8%)
Schlumberger Ltd.	380,600	20,594,266
Other Energy Equipment & Services	1,916,600	46,322,877

		66,917,143

Oil, Gas & Consumable Fuels (15.4%)
Apache Corp.	320,100	23,095,215
Chevron Corp.	1,492,440	98,874,150
ConocoPhillips	1,205,520	50,704,171
Devon Energy Corp.^	522,600	28,481,700
Exxon Mobil Corp.#	2,598,580	181,666,728
Occidental Petroleum Corp.	676,400	44,513,884
Other Oil, Gas & Consumable Fuels	4,972,000	145,485,601

		572,821,449

Total Energy		639,738,592

Financials (20.1%)
Capital Markets (3.5%)
Goldman Sachs Group, Inc.	376,900	55,570,136
Morgan Stanley	848,900	24,202,139
Other Capital Markets	1,460,400	49,329,528

		129,101,803

Commercial Banks (4.1%)
U.S. Bancorp^	1,756,400	31,474,688
Wells Fargo & Co.	2,850,183	69,145,440
Other Commercial Banks	4,532,754	50,847,825

		151,467,953

Consumer Finance (0.6%)
Other Consumer Finance	1,316,150	23,448,190

		23,448,190

Diversified Financial Services (4.8%)
Bank of America Corp.	4,458,857	58,856,912
JPMorgan Chase & Co.	2,731,170	93,160,209
Other Diversified Financial Services	3,702,800	27,170,744

		179,187,865

Insurance (5.1%)
MetLife, Inc.	727,900	21,844,279
Travelers Cos., Inc.	571,600	23,458,464
Other Insurance	8,751,660	144,337,454

		189,640,197

Real Estate Investment Trusts (REITs) (1.7%)
Other Real Estate Investment Trusts (REITs)	3,639,800	62,735,857

		62,735,857

Real Estate Management & Development (0.0%)
Other Real Estate Management & Development	84,100	1,085,499

		1,085,499

See Notes to Financial Statements. 395

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Thrifts & Mortgage Finance (0.3%)
Other Thrifts & Mortgage Finance	704,900	$8,905,224

		8,905,224

Total Financials		745,572,588

Health Care (11.1%)
Biotechnology (0.2%)
Other Biotechnology	148,300	7,851,002

		7,851,002

Health Care Equipment & Supplies (0.5%)
Other Health Care Equipment & Supplies	968,800	17,415,741

		17,415,741

Health Care Providers & Services (1.9%)
UnitedHealth Group, Inc.	693,100	17,313,638
Other Health Care Providers & Services	1,707,000	51,849,806

		69,163,444

Health Care Technology (0.0%)
Other Health Care Technology	81,900	1,040,130

		1,040,130

Life Sciences Tools & Services (0.3%)
Other Life Sciences Tools & Services	301,700	10,977,487

		10,977,487

Pharmaceuticals (8.2%)
Bristol-Myers Squibb Co.^	933,700	18,963,447
Eli Lilly & Co.^	618,100	21,410,984
Johnson & Johnson	747,610	42,464,248
Merck & Co., Inc.^	1,923,100	53,769,876
Pfizer, Inc.	5,613,800	84,207,000
Schering-Plough Corp.	1,042,600	26,190,112
Wyeth	603,000	27,370,170
Other Pharmaceuticals	1,001,000	30,844,358

		305,220,195

Total Health Care		411,667,999

Industrials (8.6%)
Aerospace & Defense (1.9%)
Boeing Co.	476,400	20,247,000
Other Aerospace & Defense	1,035,500	50,799,423

		71,046,423

Air Freight & Logistics (0.4%)
Other Air Freight & Logistics	274,600	14,574,881

		14,574,881

Airlines (0.1%)
Other Airlines	296,900	1,998,137

		1,998,137

Building Products (0.2%)
Other Building Products	687,300	6,731,622

		6,731,622

Commercial Services & Supplies (0.3%)
Other Commercial Services & Supplies	630,030	13,043,308

		13,043,308

Construction & Engineering (0.2%)
Other Construction & Engineering	260,200	6,737,795

		6,737,795

Electrical Equipment (0.5%)
Other Electrical Equipment	630,900	20,084,197

		20,084,197

	Number of Shares	Value (Note 1)
Industrial Conglomerates (2.1%)
General Electric Co.^	6,378,810	$74,759,653
Other Industrial Conglomerates	194,500	2,252,750

		77,012,403

Machinery (1.7%)
Other Machinery	2,014,200	62,200,464

		62,200,464

Marine (0.0%)
Other Marine	48,800	1,351,787

		1,351,787

Professional Services (0.1%)
Other Professional Services	92,300	2,715,353

		2,715,353

Road & Rail (1.1%)
Other Road & Rail	1,309,800	39,560,942

		39,560,942

Trading Companies & Distributors (0.0%)
Other Trading Companies & Distributors	27,400	696,772

		696,772

Total Industrials		317,754,084

Information Technology (7.6%)
Communications Equipment (1.6%)
Motorola, Inc.	3,092,500	20,503,275
Nokia Oyj (ADR)^	1,172,400	17,093,592
Other Communications Equipment	1,595,500	21,890,370

		59,487,237

Computers & Peripherals (2.1%)
Hewlett-Packard Co.	622,600	24,063,490
International Business Machines Corp.	237,000	24,747,540
Other Computers & Peripherals	2,024,250	30,224,675

		79,035,705

Electronic Equipment, Instruments & Components (0.8%)
Other Electronic Equipment, Instruments & Components	2,247,425	31,186,671

		31,186,671

Internet Software & Services (0.3%)
Other Internet Software & Services	580,400	9,837,546

		9,837,546

IT Services (0.3%)
Other IT Services	416,800	10,320,601

		10,320,601

Office Electronics (0.1%)
Other Office Electronics	507,000	3,340,336

		3,340,336

Semiconductors & Semiconductor Equipment (1.4%)
Intel Corp.^	1,777,800	29,422,590
Other Semiconductors & Semiconductor Equipment	2,509,400	20,597,348

		50,019,938

Software (1.0%)
Microsoft Corp.	954,500	22,688,465
Other Software	1,103,200	14,778,057

		37,466,522

Total Information Technology		280,694,556

Materials (3.1%)
Chemicals (1.6%)
E.I. du Pont de Nemours & Co.	923,600	23,662,632
Other Chemicals	1,471,650	37,083,352

		60,745,984

See Notes to Financial Statements. 396

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.1%)
Other Construction Materials	80,500	$4,042,030

		4,042,030

Containers & Packaging (0.3%)
Other Containers & Packaging	491,700	11,712,857

		11,712,857

Metals & Mining (0.8%)
Other Metals & Mining	1,192,900	30,719,518

		30,719,518

Paper & Forest Products (0.3%)
Other Paper & Forest Products	474,700	9,194,787

		9,194,787

Total Materials		116,415,176

Telecommunication Services (6.1%)
Diversified Telecommunication Services (5.1%)
AT&T, Inc.	4,620,300	114,768,252
Verizon Communications, Inc.	2,032,600	62,461,798
Other Diversified Telecommunication Services	2,187,400	12,178,040

		189,408,090

Wireless Telecommunication Services (1.0%)
Sprint Nextel Corp.*^	4,536,700	21,821,527
Other Wireless Telecommunication Services	775,600	15,792,577

		37,614,104

Total Telecommunication Services		227,022,194

Utilities (6.3%)
Electric Utilities (3.0%)
Exelon Corp.	350,500	17,949,105
Other Electric Utilities	3,238,270	92,767,183

		110,716,288

Gas Utilities (0.3%)
Other Gas Utilities	407,600	12,499,657

		12,499,657

Independent Power Producers & Energy Traders (0.3%)
Other Independent Power Producers & Energy Traders	1,554,400	12,538,432

		12,538,432

Multi-Utilities (2.6%)
Other Multi-Utilities	3,877,300	95,182,141

		95,182,141

Water Utilities (0.1%)
Other Water Utilities	111,000	2,025,620

		2,025,620

Total Utilities		232,962,138

Total Common Stocks (99.0%) (Cost $4,205,437,926)		3,674,999,068

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (1.5%)
Goldman Sachs & Co., Repurchase Agreement
0.05%, 7/1/09 (r)(v)	$47,133,805	47,133,805
Other Short-Term Investments of Cash Collateral for Securities Loaned	18,500,000	9,928,091

Total Short-Term Investments of Cash Collateral for Securities Loaned		57,061,896

	Principal Amount	Value (Note 1)
Time Deposit (0.9%)
JPMorgan Chase Nassau
0.000%, 7/1/09	$33,232,943	$33,232,943

Total Short-Term Investments (2.4%) (Cost/Amortized Cost $98,866,749)		90,294,839

Total Investments (101.4%) (Cost/Amortized Cost $4,304,304,675)		3,765,293,907
Other Assets Less Liabilities (-1.4%)		(53,593,489)

Net Assets (100%)		$3,711,700,418

This section shows the Portfolio’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the Portfolio’s total net assets as of the report date. The remaining securities held by the Portfolio are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling AXA Equitable at 1-888-AXA-INFO or 1-888-292-4636. This complete schedule, filed on the Portfolio’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
#	All, or a portion of security held by broker as collateral for financial futures contracts.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, 0.000% – 6.335%, maturing 4/2/09 – 6/12/20; Federal Home Loan Mortgage Corp., 0.311% – 0.441%, maturing 4/7/09 – 12/23/09; Government National Mortgage Association, 5.000% – 7.000%, maturing 10/15/22 – 2/15/39.

Glossary:
ADR	— American Depositary Receipt

See Notes to Financial Statements. 397

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	193	September-09	$8,901,079	$8,834,575	$(66,504)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$378,798,995	$–	$–	$378,798,995
Consumer Staples	324,372,746	–	–	324,372,746
Energy	639,738,592	–	–	639,738,592
Financials	745,572,588	–	–	745,572,588
Health Care	411,667,999	–	–	411,667,999
Industrials	317,754,084	–	–	317,754,084
Information Technology	280,694,556	–	–	280,694,556
Materials	116,415,176	–	–	116,415,176
Telecommunication Services	227,022,194	–	–	227,022,194
Utilities	232,962,138	–	–	232,962,138
Short-Term Investments	–	90,294,839	–	90,294,839
Total Asset	$3,674,999,068	$90,294,839	$–	$3,765,293,907
Liability:
Futures	$(66,504)	$–	$–	$(66,504)
Total Liability	$(66,504)	$–	$–	$(66,504)
Total	$3,674,932,564	$90,294,839	$–	$3,765,227,403

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

See Notes to Financial Statements. 398

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(66,504	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(66,504)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(445,846)	–	–	(445,846)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(445,846)	$–	$–	$(445,846)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(346,872)	–	–	(346,872)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(346,872)	$–	$–	$(346,872)
Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,662,261,631
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$858,595,096

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$236,678,044
Aggregate gross unrealized depreciation	(776,407,952)

Net unrealized depreciation	$(539,729,908)

Federal income tax cost of investments	$4,305,023,815

At June 30, 2009, the Portfolio had loaned securities with a total value of $62,073,257. This was secured by collateral of $65,633,805, which was received as cash and subsequently invested in short-term investments currently valued at $57,061,896, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $541,357,502 which expires in the year 2016.

See Notes to Financial Statements. 399

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (10.5%)
Asset-Backed Security (4.6%)
SLM Student Loan Trust,
Series 2008-5 A1
1.892%, 10/25/13(l)	$10,532,251	$10,544,311

		10,544,311

Non-Agency CMO (5.9%)
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2007-PW18 A4
5.700%, 6/11/50	1,790,000	1,422,063
Citigroup Commercial Mortgage Trust, Inc.,
Series 2006-C4 A3
5.917%, 3/15/49(l)	2,000,000	1,687,682
Series 2006-C5 A4
5.431%, 10/15/49	890,000	711,823
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22 A4
5.440%, 12/15/44(l)	3,525,000	3,016,040
Series 2006-C25 A4
5.926%, 5/15/43(l)	3,925,000	3,208,756
Series 2007-C33 A4
6.100%, 2/15/51(l)	3,100,000	2,282,218
Wells Fargo Mortgage Backed Securities Trust,
Series 2007-8 2A2
6.000%, 7/25/37	1,805,000	1,155,653

		13,484,235

Total Asset-Backed and Mortgage-Backed Securities		24,028,546

Corporate Bonds (54.6%)
Consumer Discretionary (4.1%)
Hotels, Restaurants & Leisure (0.1%)
McDonald’s Corp.
5.700%, 2/1/39^	$100,000	99,007

Media (3.7%)
Comcast Corp.
6.950%, 8/15/37	2,725,000	2,841,300
COX Communications, Inc.
6.950%, 6/1/38^§	1,100,000	1,058,904
News America Holdings, Inc.
7.700%, 10/30/25^	10,000	9,422
News America, Inc.
6.650%, 11/15/37	2,850,000	2,563,621
Time Warner Cable, Inc.
7.300%, 7/1/38	1,970,000	2,052,200

		8,525,447

Multiline Retail (0.3%)
Target Corp.
7.000%, 1/15/38	700,000	746,093

Total Consumer Discretionary		9,370,547

Consumer Staples (4.6%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
8.200%, 1/15/39^§	350,000	389,786

Food & Staples Retailing (2.3%)
CVS Caremark Corp.
6.250%, 6/1/27^	1,280,000	1,299,250
Tesco plc
6.150%, 11/15/37§	1,395,000	1,411,209

	Principal Amount	Value (Note 1)
Wal-Mart Stores, Inc.
6.200%, 4/15/38	$2,300,000	$2,471,720

		5,182,179

Food Products (0.8%)
Kraft Foods, Inc.
6.875%, 2/1/38^	1,800,000	1,904,029

Household Products (0.4%)
Kimberly-Clark Corp.
6.625%, 8/1/37^	575,000	656,987
Procter & Gamble Co.
5.550%, 3/5/37	200,000	202,537

		859,524

Tobacco (0.9%)
Altria Group, Inc.
9.700%, 11/10/18^	1,050,000	1,203,768
Philip Morris International, Inc.
6.375%, 5/16/38	875,000	930,946

		2,134,714

Total Consumer Staples		10,470,232

Energy (5.5%)
Energy Equipment & Services (1.5%)
Halliburton Co.
8.750%, 2/15/21	2,800,000	3,410,540

Oil, Gas & Consumable Fuels (4.0%)
Anadarko Petroleum Corp.
6.450%, 9/15/36	1,080,000	970,829
Burlington Resources Finance Co.
7.400%, 12/1/31	2,475,000	2,764,028
Canadian Natural Resources Ltd.
6.750%, 2/1/39	2,025,000	2,114,825
Devon Energy Corp.
7.950%, 4/15/32	400,000	477,001
EnCana Corp.
6.500%, 8/15/34	1,045,000	1,061,424
Shell International Finance B.V.
6.375%, 12/15/38	475,000	517,381
Valero Energy Corp.
6.625%, 6/15/37	295,000	251,670
XTO Energy, Inc.
6.375%, 6/15/38	1,085,000	1,108,864

		9,266,022

Total Energy		12,676,562

Financials (16.7%)
Capital Markets (0.7%)
Lehman Brothers Holdings, Inc.
6.875%, 7/17/37(h)	7,330,000	733
Morgan Stanley
5.550%, 4/27/17	600,000	558,527
7.300%, 5/13/19^	1,050,000	1,088,797

		1,648,057

Commercial Banks (3.8%)
Depfa ACS Bank
5.125%, 3/16/37§	1,925,000	1,217,830
First Union National Bank of Florida
6.180%, 2/15/36	1,750,000	1,595,384
FleetBoston Financial Corp.
6.875%, 1/15/28	750,000	633,815
HSBC Holdings plc
7.625%, 5/17/32	1,000,000	1,024,629

See Notes to Financial Statements. 400

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Kreditanstalt fuer Wiederaufbau
4.875%, 6/17/19^	$700,000	$739,657
UBS AG/Connecticut
5.875%, 12/20/17	1,875,000	1,746,112
UBS AG/New York
7.750%, 9/1/26	2,000,000	1,728,502

		8,685,929

Consumer Finance (0.5%)
SLM Corp.
1.392%, 1/27/14(l)	1,575,000	1,094,817

Diversified Financial Services (5.7%)
AEP Texas Central Transition Funding LLC
Series A-4
5.170%, 1/1/18	1,115,000	1,143,007
Bank of America N.A.
6.100%, 6/15/17	2,350,000	2,070,705
E. ON International Finance B.V.
6.650%, 4/30/38§	1,375,000	1,484,156
General Electric Capital Corp.
6.150%, 8/7/37	3,485,000	2,870,629
JPMorgan Chase & Co.
7.900%, 4/29/49(l)	840,000	735,084
JPMorgan Chase Capital XXII
6.450%, 2/2/37	925,000	739,700
JPMorgan Chase Capital XXV
6.800%, 10/1/37	3,240,000	2,786,403
TIAA Global Markets, Inc.
5.125%, 10/10/12§	1,275,000	1,333,470

		13,163,154

Insurance (6.0%)
Allstate Corp.
6.500%, 5/15/67(l)	775,000	569,625
American International Group, Inc.
8.175%, 5/15/58(l)§	1,469,000	419,100
Chubb Corp.
6.500%, 5/15/38	900,000	975,667
Lincoln National Corp.
8.750%, 7/1/19^	400,000	403,389
6.300%, 10/9/37	1,250,000	900,123
Massachusetts Mutual Life Insurance Co.
8.875%, 6/1/39§	730,000	775,181
MetLife, Inc.
5.700%, 6/15/35	1,200,000	1,048,115
6.400%, 12/15/36	1,015,000	725,725
Pacific Life Insurance Co.
9.250%, 6/15/39§	2,425,000	2,353,516
Progressive Corp.
6.700%, 6/15/37(l)^	1,600,000	1,128,170
Prudential Financial, Inc.
5.700%, 12/14/36	1,125,000	844,030
6.625%, 12/1/37	1,380,000	1,195,636
Travelers Cos., Inc.
6.250%, 3/15/37(l)	1,050,000	846,262
6.250%, 6/15/37	1,500,000	1,553,461

		13,738,000

Total Financials		38,329,957

Health Care (4.7%)
Health Care Equipment & Supplies (0.7%)
Covidien International Finance S.A.
6.550%, 10/15/37^	1,350,000	1,495,195

	Principal Amount	Value (Note 1)
Pharmaceuticals (4.0%)
Abbott Laboratories, Inc.
6.150%, 11/30/37	$1,200,000	$1,305,880
Bristol-Myers Squibb Co.
6.125%, 5/1/38	950,000	1,026,571
Eli Lilly & Co.
5.550%, 3/15/37	885,000	894,067
GlaxoSmithKline Capital, Inc.
6.375%, 5/15/38	1,125,000	1,223,363
Schering-Plough Corp.
6.550%, 9/15/37^	1,600,000	1,715,813
Teva Pharmaceutical Finance LLC
6.150%, 2/1/36	1,325,000	1,366,745
Wyeth
6.000%, 2/15/36	630,000	668,225
5.950%, 4/1/37	975,000	1,008,665

		9,209,329

Total Health Care		10,704,524

Industrials (2.5%)
Aerospace & Defense (1.0%)
Honeywell International, Inc.
6.625%, 6/15/28	620,000	697,484
United Technologies Corp.
6.125%, 7/15/38	1,400,000	1,519,594

		2,217,078

Air Freight & Logistics (0.8%)
United Parcel Service, Inc.
6.200%, 1/15/38	1,700,000	1,859,883

Commercial Services & Supplies (0.7%)
Board of Trustees of The Leland Stanford Junior University
4.750%, 5/1/19	425,000	427,526
President and Fellows of Harvard College
6.500%, 1/15/39§	490,000	530,558
Princeton University
5.700%, 3/1/39	550,000	550,737

		1,508,821

Total Industrials		5,585,782

Information Technology (1.0%)
Computers & Peripherals (0.3%)
International Business Machines Corp.
8.000%, 10/15/38^	600,000	776,585

Software (0.7%)
Oracle Corp.
5.750%, 4/15/18	1,455,000	1,534,796

Total Information Technology		2,311,381

Materials (1.6%)
Metals & Mining (1.6%)
Alcoa, Inc.
5.870%, 2/23/22	1,425,000	1,119,397
Xstrata Canada Corp.
6.200%, 6/15/35	3,500,000	2,626,351

Total Materials		3,745,748

Telecommunication Services (7.3%)
Diversified Telecommunication Services (5.5%)
AT&T, Inc.
6.300%, 1/15/38	1,125,000	1,087,036
6.550%, 2/15/39	3,650,000	3,643,510

See Notes to Financial Statements. 401

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Embarq Corp.
7.995%, 6/1/36^	$900,000	$791,437
Sprint Capital Corp.
6.875%, 11/15/28	2,000,000	1,420,000
Telefonica Emisiones S.A.U.
7.045%, 6/20/36	1,000,000	1,108,132
Verizon Communications, Inc.
6.900%, 4/15/38	825,000	860,643
8.950%, 3/1/39	3,025,000	3,820,024

		12,730,782

Wireless Telecommunication Services (1.8%)
Rogers Communications, Inc.
7.500%, 8/15/38	1,650,000	1,826,340
Vodafone Group plc
6.150%, 2/27/37	2,275,000	2,238,261

		4,064,601

Total Telecommunication Services		16,795,383

Utilities (6.6%)
Electric Utilities (6.6%)
Duke Energy Carolinas LLC
6.000%, 1/15/38	900,000	946,597
EDP Finance B.V.
6.000%, 2/2/18§	875,000	898,467
6.950%, 1/26/39§	640,000	718,534
Florida Power & Light Co.
5.950%, 2/1/38	2,000,000	2,139,964
Florida Power Corp.
6.400%, 6/15/38	1,975,000	2,196,036
Georgia Power Co.
5.950%, 2/1/39	650,000	681,400
MidAmerican Energy Holdings Co.
5.950%, 5/15/37	850,000	820,485
PacifiCorp
6.000%, 1/15/39	2,300,000	2,410,506
Public Service Co. of Colorado
6.250%, 9/1/37^	1,250,000	1,371,317
Southern California Edison Co.
5.625%, 2/1/36	350,000	353,950
Series 08-A
5.950%, 2/1/38	550,000	581,888
Virginia Electric & Power Co.
8.875%, 11/15/38^	1,525,000	2,043,875

Total Utilities		15,163,019

Total Corporate Bonds		125,153,135

Government Securities (33.1%)
Foreign Governments (1.4%)
Province of British Columbia
7.250%, 9/1/36	$1,000,000	1,243,007
Republic of Italy
5.375%, 6/15/33	1,930,000	1,869,836

		3,112,843

Municipal Bonds (1.3%)
Metropolitan Transportation Authority
7.336%, 11/15/39	1,450,000	1,708,984
State of California
7.550%, 4/1/39	1,500,000	1,365,585

		3,074,569

U.S. Government Agencies (4.8%)
Federal Home Loan Mortgage Corp.
6.750%, 3/15/31	1,500,000	1,859,567

	Principal Amount	Value (Note 1)
Federal National Mortgage Association
(Zero Coupon), 10/9/19	$6,460,000	$3,288,786
6.625%, 11/15/30^	4,750,000	5,817,681

		10,966,034

U.S. Treasuries (25.6%)
U.S. Treasury Bonds
6.250%, 8/15/23	2,225,000	2,710,328
0.000%, 11/15/24 PO STRIPS^	4,250,000	2,149,514
0.000%, 2/15/26 PO STRIPS	14,100,000	6,700,884
4.500%, 5/15/38^	8,665,000	8,945,261
3.500%, 2/15/39^	9,305,000	8,045,941
4.250%, 5/15/39^	17,115,000	16,941,112
U.S. Treasury Notes
1.750%, 3/31/14^	640,000	619,000
3.125%, 5/15/19(f)^	13,044,000	12,616,026

		58,728,066

Total Government Securities		75,881,512

Total Long-Term Debt Securities (98.2%) (Cost $239,947,864)		225,063,193

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (13.9%)
Bancaja U.S. Debt S.A.U.
1.27%, 7/10/09 (l)	$3,300,146	3,358,559
BBVA Senior Finance S.A.
0.69%, 3/12/10 (l)	6,000,000	5,920,374
Goldman Sachs & Co., Repurchase Agreement
0.05%, 7/1/09 (r)(v)	13,936,235	13,936,235
Monumental Global Funding II
0.40%, 3/26/10 (l)	3,000,000	2,885,868
Pricoa Global Funding I
0.41%, 12/15/09 (l)	2,000,000	1,928,402
Principal Life Income Fund Trust 29
0.40%, 3/22/10 (l)	4,000,000	3,809,596

Total Short-Term Investments of Cash Collateral for Securities Loaned		31,839,034

Time Deposit (5.9%)
JPMorgan Chase Nassau
0.000%, 7/1/09	13,613,173	13,613,173

Total Short-Term Investments (19.8%) (Cost/Amortized Cost $45,849,555)		45,452,207

Total Investments (118.0%) (Cost/Amortized Cost $285,797,419)		270,515,400

Other Assets Less Liabilities (-18.0%)		(41,329,456)

Net Assets (100%)		$229,185,944

^	All, or a portion of security out on loan (See Note 1).
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2009, the market value of these securities amounted to $12,590,711 or 5.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

See Notes to Financial Statements. 402

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

(f)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of June 30, 2009.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% - 6.176%, maturing 4/15/18 - 5/1/39; Federal National Mortgage Association, 0.000% - 7.500%, maturing 2/1/18 - 5/1/39; Government National Mortgage Association, 0.465% – 5.500%, maturing 11/16/31 - 8/16/44.

Glossary:
CMO	—	Collateralized Mortgage Obligation
PO	—	Principal Only
STRIPS	—	Separate Trading of Registered Interest and Principal Securities

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Asset-Backed and Mortgage-Backed
Securities
Asset-Backed Securities	$–	$10,544,311	$–	$10,544,311
Non-Agency CMO	–	13,484,235	–	13,484,235
Corporate Bonds
Consumer Discretionary	–	9,370,547	–	9,370,547
Consumer Staples	–	10,470,232	–	10,470,232
Energy	–	12,676,562	–	12,676,562
Financials	–	38,329,957	–	38,329,957
Health Care	–	10,704,524	–	10,704,524
Industrials	–	5,585,782	–	5,585,782
Information Technology	–	2,311,381	–	2,311,381
Materials	–	3,745,748	–	3,745,748
Telecommunication Services	–	16,795,383	–	16,795,383
Utilities	–	15,163,019	–	15,163,019
Government Securities
Foreign Governments	–	3,112,843	–	3,112,843
Municipal Bonds	–	3,074,569	–	3,074,569
U.S. Government Agencies	–	10,966,034	–	10,966,034
U.S. Treasuries	–	58,728,066	–	58,728,066
Short-Term Investments	–	45,452,207	–	45,452,207
Total Asset	$–	$270,515,400	$–	$270,515,400
Liability:
Short-Term Investments	$–	$(11,253,296)	$–	$(11,253,296)
Total Liability	$–	$(11,253,296)	$–	$(11,253,296)
Total	$–	$259,262,104	$–	$259,262,104

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

See Notes to Financial Statements. 403

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$69,350,430
Long-term U.S. Treasury securities	635,166,546

$704,516,976

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$790,280,212
Long-term U.S. Treasury securities	900,741,948

$1,691,022,160

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,749,749
Aggregate gross unrealized depreciation	(23,547,926)

Net unrealized depreciation	$(18,798,177)

Federal income tax cost of investments	$289,313,577

At June 30, 2009, the Portfolio had loaned securities with a total value of $30,861,755. This was secured by collateral of $32,236,381, which was received as cash and subsequently invested in short-term investments currently valued at $31,839,034, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $51, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements. 404

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.9%)
Automobiles (1.0%)
Ford Motor Co.*	221,270	$1,343,109

Hotels, Restaurants & Leisure (1.9%)
Carnival Corp.	65,000	1,675,050
Marriott International, Inc., Class A	49,331	1,088,743

		2,763,793

Household Durables (0.5%)
Pulte Homes, Inc.	79,610	702,956

Internet & Catalog Retail (0.5%)
HSN, Inc.*	71,566	756,453

Media (1.7%)
Comcast Corp., Class A	50,570	732,759
Omnicom Group, Inc.	19,130	604,126
Time Warner Cable, Inc.	5,581	176,750
Time Warner, Inc.	22,236	560,125
Viacom, Inc., Class B*	17,570	398,839

		2,472,599

Multiline Retail (5.3%)
J.C. Penney Co., Inc.	35,980	1,032,986
Kohl’s Corp.*	66,520	2,843,730
Target Corp.	94,020	3,710,969

		7,587,685

Specialty Retail (5.0%)
Best Buy Co., Inc.	68,160	2,282,678
Gap, Inc.	10,440	171,216
Home Depot, Inc.	115,400	2,726,902
J. Crew Group, Inc.*	71,170	1,923,014
Lowe’s Cos., Inc.	6,170	119,760

		7,223,570

Total Consumer Discretionary		22,850,165

Consumer Staples (8.9%)
Beverages (3.0%)
Coca-Cola Enterprises, Inc.	262,318	4,367,595

Food & Staples Retailing (2.2%)
Kroger Co.	113,646	2,505,894
Wal-Mart Stores, Inc.	11,876	575,274

		3,081,168

Food Products (3.1%)
Archer-Daniels-Midland Co.	71,940	1,925,833
Kraft Foods, Inc., Class A	97,979	2,482,788

		4,408,621

Household Products (0.3%)
Colgate-Palmolive Co.	5,010	354,407

Personal Products (0.1%)
Avon Products, Inc.	8,110	209,076

Tobacco (0.2%)
Altria Group, Inc.	18,290	299,773

Total Consumer Staples		12,720,640

Energy (11.2%)
Energy Equipment & Services (4.2%)
Cameron International Corp.*	5,450	154,235
Halliburton Co.	77,170	1,597,419

	Number of Shares	Value (Note 1)
Schlumberger Ltd.	67,699	$3,663,193
Smith International, Inc.	23,160	596,370

		6,011,217

Oil, Gas & Consumable Fuels (7.0%)
Chevron Corp.	20,440	1,354,150
Devon Energy Corp.	12,290	669,805
El Paso Corp.	57,070	526,756
Exxon Mobil Corp.	35,276	2,466,145
Hess Corp.	45,290	2,434,338
Occidental Petroleum Corp.	21,630	1,423,470
XTO Energy, Inc.	31,250	1,191,875

		10,066,539

Total Energy		16,077,756

Financials (30.4%)
Capital Markets (13.6%)
Bank of New York Mellon Corp.	197,877	5,799,775
Franklin Resources, Inc.	40,590	2,922,886
Goldman Sachs Group, Inc.	27,970	4,123,896
Legg Mason, Inc.	24,300	592,434
Morgan Stanley	93,210	2,657,417
State Street Corp.	28,740	1,356,528
T. Rowe Price Group, Inc.	41,000	1,708,470
TD Ameritrade Holding Corp.*	19,200	336,768

		19,498,174

Commercial Banks (7.5%)
BB&T Corp.	42,330	930,413
Comerica, Inc.	10,600	224,190
M&T Bank Corp.	28,500	1,451,505
PNC Financial Services Group, Inc.	47,450	1,841,535
Wells Fargo & Co.	259,490	6,295,227

		10,742,870

Diversified Financial Services (6.9%)
Bank of America Corp.	88,636	1,169,995
JPMorgan Chase & Co.	217,269	7,411,046
Moody’s Corp.	49,380	1,301,163

		9,882,204

Insurance (2.4%)
Aon Corp.	67,440	2,553,953
MetLife, Inc.	31,888	956,959

		3,510,912

Total Financials		43,634,160

Health Care (10.2%)
Biotechnology (1.6%)
Amgen, Inc.*	41,990	2,222,951

Health Care Equipment & Supplies (3.8%)
Boston Scientific Corp.*	391,920	3,974,069
Covidien plc	40,480	1,515,571

		5,489,640

Health Care Providers & Services (1.2%)
UnitedHealth Group, Inc.	51,610	1,289,218
WellPoint, Inc.*	8,160	415,262

		1,704,480

Pharmaceuticals (3.6%)
Abbott Laboratories, Inc.	43,087	2,026,813
Johnson & Johnson	10,540	598,672
Teva Pharmaceutical Industries Ltd. (ADR)	51,830	2,557,292

		5,182,777

Total Health Care		14,599,848

See Notes to Financial Statements. 405

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (8.4%)
Aerospace & Defense (0.8%)
Honeywell International, Inc.	17,440	$547,616
Raytheon Co.	11,160	495,839

		1,043,455

Air Freight & Logistics (0.1%)
FedEx Corp.	2,580	143,500

Airlines (1.8%)
Delta Air Lines, Inc.*	450,180	2,606,542

Building Products (0.3%)
Masco Corp.	45,640	437,231

Machinery (2.9%)
Caterpillar, Inc.	31,440	1,038,778
Eaton Corp.	54,566	2,434,189
Joy Global, Inc.	2,270	81,085
Parker Hannifin Corp.	14,690	631,082

		4,185,134

Road & Rail (2.5%)
Canadian National Railway Co.	17,170	737,623
Hertz Global Holdings, Inc.*	361,210	2,886,068

		3,623,691

Total Industrials		12,039,553

Information Technology (5.4%)
Communications Equipment (0.2%)
Cisco Systems, Inc.*	14,280	266,179

Computers & Peripherals (0.9%)
EMC Corp.*	2,180	28,558
Hewlett-Packard Co.	31,110	1,202,402

		1,230,960

Electronic Equipment, Instruments & Components (0.1%)
Corning, Inc.	11,000	176,660

Internet Software & Services (1.4%)
IAC/InterActiveCorp.*	129,197	2,073,612

IT Services (0.1%)
Western Union Co.	12,830	210,412

Semiconductors & Semiconductor Equipment (0.8%)
Intel Corp.	64,990	1,075,584

Software (1.9%)
Adobe Systems, Inc.*	26,410	747,403
Oracle Corp.	92,100	1,972,782

		2,720,185

Total Information Technology		7,753,592

Materials (1.3%)
Chemicals (1.3%)
Dow Chemical Co.	52,600	848,964
Praxair, Inc.	13,830	982,898

		1,831,862

Metals & Mining (0.0%)
Nucor Corp.	660	29,324

Total Materials		1,861,186

	Number of Shares	Value (Note 1)
Telecommunication Services (2.9%)
Diversified Telecommunication Services (2.7%)
AT&T, Inc.	88,097	$2,188,329
Verizon Communications, Inc.	53,220	1,635,451

		3,823,780

Wireless Telecommunication Services (0.2%)
Sprint Nextel Corp.*	74,110	356,469

Total Telecommunication Services		4,180,249

Total Common Stocks (94.6%) (Cost $147,854,571)		135,717,149

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (4.8%)
JPMorgan Chase Nassau
0.000%, 7/1/09
(Amortized Cost $6,935,068)	$6,935,068	6,935,068

Total Investments (99.4%) (Cost/Amortized Cost $154,789,639)		142,652,217
Other Assets Less Liabilities (0.6%)		912,791

Net Assets (100%)		$143,565,008

*	Non-income producing.

Glossary:
ADR	— American Depositary Receipt

See Notes to Financial Statements. 406

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$22,850,165	$–	$–	$22,850,165
Consumer Staples	12,720,640	–	–	12,720,640
Energy	16,077,756	–	–	16,077,756
Financials	43,634,160	–	–	43,634,160
Health Care	14,599,848	–	–	14,599,848
Industrials	12,039,553	–	–	12,039,553
Information Technology	7,753,592	–	–	7,753,592
Materials	1,861,186	–	–	1,861,186
Telecommunication Services	4,180,249	–	–	4,180,249
Short-Term Investments	–	6,935,068	–	6,935,068
Total Asset	$135,717,149	$6,935,068	$–	$142,652,217
Total Liability	$–	$–	$–	$–
Total	$135,717,149	$6,935,068	$–	$142,652,217

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$43,117,973
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$41,903,466

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,881,763
Aggregate gross unrealized depreciation	(23,810,292)

Net unrealized depreciation	$(15,928,529)

Federal income tax cost of investments	$158,580,746

The Portfolio has a net capital loss carryforward of $20,069,753 which expires in the year 2016.

See Notes to Financial Statements. 407

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.2%)
Hotels, Restaurants & Leisure (4.2%)
Carnival Corp.	55,400	$1,427,658
Darden Restaurants, Inc.	14,714	485,268
International Game Technology	43,975	699,203
Marriott International, Inc., Class A	67,584	1,491,589
Royal Caribbean Cruises Ltd.	13,765	186,378
Starwood Hotels & Resorts Worldwide, Inc.	26,335	584,637
Wendy’s/Arby’s Group, Inc., Class A	62,560	250,240
Wynn Resorts Ltd.*	33,665	1,188,374

		6,313,347

Media (1.3%)
Comcast Corp., Class A	27,488	387,581
Time Warner, Inc.	35,345	890,341
Walt Disney Co.	25,670	598,881

		1,876,803

Multiline Retail (3.5%)
J.C. Penney Co., Inc.	37,878	1,087,477
Kohl’s Corp.*	46,301	1,979,368
Macy’s, Inc.	16,407	192,946
Target Corp.	51,225	2,021,851

		5,281,642

Specialty Retail (3.8%)
Bed Bath & Beyond, Inc.*	25,866	795,379
Best Buy Co., Inc.	51,265	1,716,865
Dick’s Sporting Goods, Inc.*	100,373	1,726,416
Home Depot, Inc.	64,398	1,521,725

		5,760,385

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.	24,706	664,097

Total Consumer Discretionary		19,896,274

Consumer Staples (7.0%)
Beverages (1.4%)
Coca-Cola Co.	24,843	1,192,216
PepsiCo, Inc.	16,647	914,919

		2,107,135

Food & Staples Retailing (1.0%)
CVS Caremark Corp.	15,240	485,699
Wal-Mart Stores, Inc.	20,298	983,235

		1,468,934

Food Products (1.7%)
Archer-Daniels-Midland Co.	57,645	1,543,156
Kellogg Co.	8,926	415,684
Kraft Foods, Inc., Class A	25,926	656,965

		2,615,805

Household Products (2.0%)
Colgate-Palmolive Co.	16,059	1,136,014
Procter & Gamble Co.	35,121	1,794,683

		2,930,697

Tobacco (0.9%)
Altria Group, Inc.	21,584	353,762
Philip Morris International, Inc.	23,727	1,034,971

		1,388,733

Total Consumer Staples		10,511,304

Energy (12.1%)
Energy Equipment & Services (2.9%)
Schlumberger Ltd.	40,912	2,213,748
Smith International, Inc.	24,196	623,047

	Number of Shares	Value (Note 1)
Weatherford International Ltd.*	73,586	$1,439,342

		4,276,137

Oil, Gas & Consumable Fuels (9.2%)
Apache Corp.	18,667	1,346,824
Chevron Corp.	21,798	1,444,117
ConocoPhillips	12,976	545,771
Devon Energy Corp.	12,454	678,743
EOG Resources, Inc.	7,729	524,954
Exxon Mobil Corp.	49,862	3,485,852
Hess Corp.	37,088	1,993,480
Marathon Oil Corp.	6,035	181,834
Occidental Petroleum Corp.	14,807	974,449
Range Resources Corp.	6,543	270,946
Southwestern Energy Co.*	14,606	567,443
Suncor Energy, Inc.	27,847	844,878
Valero Energy Corp.	20,881	352,680
XTO Energy, Inc.	17,413	664,132

		13,876,103

Total Energy		18,152,240

Financials (17.6%)
Capital Markets (8.3%)
Bank of New York Mellon Corp.	71,139	2,085,084
BlackRock, Inc.	3,419	599,761
Charles Schwab Corp.	26,750	469,195
Goldman Sachs Group, Inc.	24,147	3,560,234
Morgan Stanley	68,592	1,955,558
State Street Corp.	45,050	2,126,360
T. Rowe Price Group, Inc.	40,701	1,696,010

		12,492,202

Commercial Banks (3.5%)
Fifth Third Bancorp	38,130	270,723
PNC Financial Services Group, Inc.	40,233	1,561,443
U.S. Bancorp	58,640	1,050,829
Wells Fargo & Co.	99,060	2,403,195

		5,286,190

Consumer Finance (0.0%)
Capital One Financial Corp.	1,122	24,550

Diversified Financial Services (3.5%)
Bank of America Corp.	106,824	1,410,077
JPMorgan Chase & Co.	113,423	3,868,858

		5,278,935

Insurance (2.3%)
Aon Corp.	35,798	1,355,670
MetLife, Inc.	47,891	1,437,209
Prudential Financial, Inc.	16,074	598,275

		3,391,154

Total Financials		26,473,031

Health Care (9.4%)
Biotechnology (3.5%)
Amgen, Inc.*	22,667	1,199,991
Celgene Corp.*	15,624	747,452
Genzyme Corp.*	15,963	888,660
Gilead Sciences, Inc.*	25,872	1,211,845
Myriad Genetics, Inc.*	12,085	430,830
Vertex Pharmaceuticals, Inc.*	19,812	706,100

		5,184,878

Health Care Equipment & Supplies (1.1%)
Baxter International, Inc.	16,186	857,210
Medtronic, Inc.	9,318	325,105

See Notes to Financial Statements. 408

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
St. Jude Medical, Inc.*	11,630	$477,993

		1,660,308

Health Care Providers & Services (1.6%)
Express Scripts, Inc.*	23,378	1,607,238
Medco Health Solutions, Inc.*	3,543	161,596
Quest Diagnostics, Inc.	11,342	640,029

		2,408,863

Pharmaceuticals (3.2%)
Abbott Laboratories, Inc.	35,387	1,664,605
Johnson & Johnson	29,265	1,662,252
Merck & Co., Inc.	30,091	841,344
Pfizer, Inc.	42,675	640,125

		4,808,326

Total Health Care		14,062,375

Industrials (6.2%)
Aerospace & Defense (3.4%)
Boeing Co.	13,913	591,302
Honeywell International, Inc.	22,934	720,128
Lockheed Martin Corp.	8,952	721,979
Precision Castparts Corp.	14,915	1,089,242
Raytheon Co.	6,921	307,500
United Technologies Corp.	32,232	1,674,775

		5,104,926

Air Freight & Logistics (0.5%)
United Parcel Service, Inc., Class B	13,400	669,866

Electrical Equipment (0.2%)
Emerson Electric Co.	9,041	292,928

Machinery (0.2%)
Parker Hannifin Corp.	8,082	347,203

Road & Rail (1.9%)
Burlington Northern Santa Fe Corp.	19,914	1,464,476
Union Pacific Corp.	27,002	1,405,724

		2,870,200

Total Industrials		9,285,123

Information Technology (19.8%)
Communications Equipment (3.6%)
Cisco Systems, Inc.*	116,011	2,162,445
Nokia Oyj (ADR)	40,941	596,920
QUALCOMM, Inc.	57,935	2,618,662

		5,378,027

Computers & Peripherals (3.9%)
Apple, Inc.*	17,110	2,436,977
Hewlett-Packard Co.	58,822	2,273,470
International Business Machines Corp.	10,832	1,131,078

		5,841,525

Electronic Equipment, Instruments & Components (0.5%)
Corning, Inc.	52,507	843,262

Internet Software & Services (2.0%)
Google, Inc., Class A*	5,830	2,457,869
Yahoo!, Inc.*	33,062	517,751

		2,975,620

IT Services (0.4%)
Mastercard, Inc., Class A	877	146,731
Western Union Co.	30,622	502,201

		648,932

Semiconductors & Semiconductor Equipment (2.2%)
Broadcom Corp., Class A*	11,709	290,266
Intel Corp.	125,069	2,069,892

	Number of Shares	Value (Note 1)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	44,624	$419,912
Texas Instruments, Inc.	27,820	592,566

		3,372,636

Software (7.2%)
Activision Blizzard, Inc.*	184,461	2,329,742
Adobe Systems, Inc.*	42,308	1,197,316
ANSYS, Inc.*	13,329	415,332
Citrix Systems, Inc.*	19,569	624,055
Electronic Arts, Inc.*	62,609	1,359,868
Microsoft Corp.	135,570	3,222,499
Oracle Corp.	43,656	935,112
VMware, Inc., Class A*	25,348	691,240

		10,775,164

Total Information Technology		29,835,166

Materials (7.2%)
Chemicals (6.2%)
Dow Chemical Co.	86,298	1,392,850
E.I. du Pont de Nemours & Co.	19,720	505,226
Monsanto Co.	48,534	3,608,017
Potash Corp. of Saskatchewan, Inc.	19,174	1,784,141
Praxair, Inc.	29,456	2,093,438

		9,383,672

Metals & Mining (1.0%)
Barrick Gold Corp.	39,065	1,310,631
Freeport-McMoRan Copper & Gold, Inc.	4,102	205,551

		1,516,182

Total Materials		10,899,854

Telecommunication Services (2.3%)
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	113,574	2,821,178
Verizon Communications, Inc.	20,083	617,151

Total Telecommunication Services		3,438,329

Utilities (1.0%)
Electric Utilities (0.7%)
FPL Group, Inc.	10,609	603,228
Progress Energy, Inc.	9,979	377,505

		980,733

Multi-Utilities (0.3%)
Dominion Resources, Inc.	14,803	494,716

Total Utilities		1,475,449

Total Common Stocks (95.8%) (Cost $150,407,809)		144,029,145

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (3.9%)
JPMorgan Chase Nassau 0.000%, 7/1/09 (Amortized Cost $5,830,686)	$5,830,686	5,830,686

Total Investments (99.7%) (Cost/Amortized Cost $156,238,495)		149,859,831
Other Assets Less Liabilities (0.3%)		414,923

Net Assets (100%)		$150,274,754

See Notes to Financial Statements. 409

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

*	Non-income producing.

Glossary:
ADR	—	American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$19,896,274	$–	$–	$19,896,274
Consumer Staples	10,511,304	–	–	10,511,304
Energy	18,152,240	–	–	18,152,240
Financials	26,473,031	–	–	26,473,031
Health Care	14,062,375	–	–	14,062,375
Industrials	9,285,123	–	–	9,285,123
Information Technology	29,835,166	–	–	29,835,166
Materials	10,899,854	–	–	10,899,854
Telecommunication Services	3,438,329	–	–	3,438,329
Utilities	1,475,449	–	–	1,475,449
Short-Term Investments	–	5,830,686	–	5,830,686
Total Asset	$144,029,145	$5,830,686	$–	$149,859,831
Total Liability	$–	$–	$–	$–
Total	$144,029,145	$5,830,686	$–	$149,859,831

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$68,206,383
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$34,981,755

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,795,414
Aggregate gross unrealized depreciation	(15,798,039)

Net unrealized depreciation	$(8,002,625)

Federal income tax cost of investments	$157,862,456

The Portfolio has a net capital loss carryforward of $3,308,587 which expires in the year 2016.

See Notes to Financial Statements. 410

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.0%)
Auto Components (1.8%)
Autoliv, Inc.	57,300	$1,648,521
BorgWarner, Inc.	54,800	1,871,420
WABCO Holdings, Inc.	45,900	812,430

		4,332,371

Distributors (1.0%)
Genuine Parts Co.	71,726	2,407,125

Hotels, Restaurants & Leisure (4.7%)
International Game Technology	174,300	2,771,370
Marriott International, Inc., Class A	121,748	2,686,969
Starwood Hotels & Resorts Worldwide, Inc.	128,200	2,846,040
Wynn Resorts Ltd.*	93,200	3,289,960

		11,594,339

Household Durables (0.4%)
Snap-On, Inc.	38,244	1,099,133

Media (2.0%)
Interpublic Group of Cos., Inc.*	494,984	2,499,669
Omnicom Group, Inc.	79,100	2,497,978

		4,997,647

Multiline Retail (1.6%)
Big Lots, Inc.*	29,100	611,973
Macy’s, Inc.	147,078	1,729,637
Nordstrom, Inc.	84,300	1,676,727

		4,018,337

Specialty Retail (5.2%)
American Eagle Outfitters, Inc.	262,700	3,722,459
Foot Locker, Inc.	175,264	1,835,014
Guess?, Inc.	59,700	1,539,066
PetSmart, Inc.	101,400	2,176,044
TJX Cos., Inc.	114,100	3,589,586

		12,862,169

Textiles, Apparel & Luxury Goods (0.3%)
Fossil, Inc.*	31,300	753,704

Total Consumer Discretionary		42,064,825

Consumer Staples (2.4%)
Food & Staples Retailing (1.3%)
Kroger Co.	142,792	3,148,564

Food Products (1.1%)
J.M. Smucker Co.	54,900	2,671,434

Total Consumer Staples		5,819,998

Energy (10.3%)
Energy Equipment & Services (5.3%)
Cameron International Corp.*	63,700	1,802,710
Halliburton Co.	181,589	3,758,892
Oceaneering International, Inc.*	23,800	1,075,760
Smith International, Inc.	91,900	2,366,425
Superior Energy Services, Inc.*	73,300	1,265,891
Transocean Ltd.*	40,108	2,979,624

		13,249,302

Oil, Gas & Consumable Fuels (5.0%)
Cabot Oil & Gas Corp.	76,300	2,337,832
EOG Resources, Inc.	34,446	2,339,572
Forest Oil Corp.*	103,100	1,538,252

	Number of Shares	Value (Note 1)
Noble Energy, Inc.	42,300	$2,494,431
Range Resources Corp.	19,700	815,777
Williams Cos., Inc.	178,700	2,789,507

		12,315,371

Total Energy		25,564,673

Financials (14.1%)
Capital Markets (5.2%)
Jefferies Group, Inc.*	29,400	627,102
Lazard Ltd., Class A	157,000	4,226,440
Raymond James Financial, Inc.	132,300	2,276,883
State Street Corp.	121,600	5,739,520

		12,869,945

Commercial Banks (3.3%)
City National Corp./California	75,600	2,784,348
Comerica, Inc.	102,700	2,172,105
Commerce Bancshares, Inc./Missouri	17,900	569,757
M&T Bank Corp.	53,300	2,714,569

		8,240,779

Insurance (5.6%)
ACE Ltd.	102,093	4,515,573
Aon Corp.	129,700	4,911,739
Markel Corp.*	2,200	619,740
PartnerReinsurance Ltd.	57,640	3,743,718

		13,790,770

Total Financials		34,901,494

Health Care (11.1%)
Health Care Equipment & Supplies (1.5%)
Covidien plc	73,500	2,751,840
Varian Medical Systems, Inc.*	23,200	815,248

		3,567,088

Health Care Providers & Services (6.4%)
AmerisourceBergen Corp.	211,800	3,757,332
DaVita, Inc.*	82,500	4,080,450
HealthSouth Corp.*	206,200	2,977,528
McKesson Corp.	44,300	1,949,200
Patterson Cos., Inc.*	144,900	3,144,330

		15,908,840

Pharmaceuticals (3.2%)
Mylan, Inc.*	446,057	5,821,044
Watson Pharmaceuticals, Inc.*	61,700	2,078,673

		7,899,717

Total Health Care		27,375,645

Industrials (20.9%)
Aerospace & Defense (2.6%)
Alliant Techsystems, Inc.*	18,500	1,523,660
Curtiss-Wright Corp.	35,900	1,067,307
ITT Corp.	61,800	2,750,100
Precision Castparts Corp.	13,900	1,015,117

		6,356,184

Airlines (0.9%)
Continental Airlines, Inc., Class B*	174,100	1,542,526
Southwest Airlines Co.	115,700	778,661

		2,321,187

Commercial Services & Supplies (1.0%)
Republic Services, Inc.	99,464	2,427,916

Construction & Engineering (3.4%)
Jacobs Engineering Group, Inc.*	89,100	3,750,219
KBR, Inc.	209,831	3,869,284

See Notes to Financial Statements. 411

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
URS Corp.*	18,700	$926,024

		8,545,527

Electrical Equipment (0.7%)
Roper Industries, Inc.	36,200	1,640,222

Industrial Conglomerates (1.2%)
Tyco International Ltd.	112,300	2,917,554

Machinery (7.3%)
Cummins, Inc.	47,640	1,677,404
Donaldson Co., Inc.	50,400	1,745,856
Eaton Corp.	84,200	3,756,162
Kaydon Corp.	27,300	888,888
Kennametal, Inc.	79,700	1,528,646
PACCAR, Inc.	27,300	887,523
Parker Hannifin Corp.	86,400	3,711,744
Pentair, Inc.	47,700	1,222,074
SPX Corp.	52,400	2,566,028

		17,984,325

Marine (1.1%)
Kirby Corp.*	87,800	2,791,162

Road & Rail (1.2%)
Kansas City Southern*	182,900	2,946,519

Trading Companies & Distributors (1.5%)
GATX Corp.	70,700	1,818,404
W.W. Grainger, Inc.	24,053	1,969,460

		3,787,864

Total Industrials		51,718,460

Information Technology (9.2%)
Communications Equipment (1.4%)
Tellabs, Inc.*	603,749	3,459,482

Computers & Peripherals (0.3%)
Diebold, Inc.	29,000	764,440

Electronic Equipment, Instruments & Components (1.2%)
Anixter International, Inc.*	45,900	1,725,381
Itron, Inc.*	10,900	600,263
Trimble Navigation Ltd.*	30,300	594,789

		2,920,433

Semiconductors & Semiconductor Equipment (0.3%)
Marvell Technology Group Ltd.*	61,300	713,532

Software (6.0%)
Adobe Systems, Inc.*	184,200	5,212,860
CA, Inc.	69,400	1,209,642
Intuit, Inc.*	83,200	2,342,912
Jack Henry & Associates, Inc.	44,600	925,450
McAfee, Inc.*	80,204	3,383,807
Sybase, Inc.*	57,740	1,809,571

		14,884,242

Total Information Technology		22,742,129

Materials (5.9%)
Chemicals (2.7%)
Celanese Corp., Class A	150,700	3,579,125
Valspar Corp.	131,500	2,962,695

		6,541,820

Containers & Packaging (1.1%)
Ball Corp.	58,673	2,649,673

	Number of Shares	Value (Note 1)
Metals & Mining (2.1%)
Reliance Steel & Aluminum Co.	137,100	$5,263,269

Total Materials		14,454,762

Telecommunication Services (2.6%)
Diversified Telecommunication Services (2.6%)
CenturyTel, Inc.	78,697	2,415,998
Embarq Corp.	97,583	4,104,341

Total Telecommunication Services		6,520,339

Utilities (4.0%)
Electric Utilities (0.6%)
Northeast Utilities	69,202	1,543,897

Gas Utilities (2.2%)
EQT Corp.	115,400	4,028,614
Piedmont Natural Gas Co., Inc.	54,300	1,309,173

		5,337,787

Multi-Utilities (1.2%)
CMS Energy Corp.	247,781	2,993,194

Total Utilities		9,874,878

Total Common Stocks (97.5%) (Cost $240,967,624)		241,037,203

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.4%)
JPMorgan Chase Nassau 0.000%, 7/1/09 (Amortized Cost $6,018,889)	$6,018,889	6,018,889

Total Investments (99.9%) (Cost/Amortized Cost $246,986,513)		247,056,092
Other Assets Less Liabilities (0.1%)		320,710

Net Assets (100%)		$247,376,802

*	Non-income producing.

See Notes to Financial Statements. 412

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$42,064,825	$–	$–	$42,064,825
Consumer Staples	5,819,998	–	–	5,819,998
Energy	25,564,673	–	–	25,564,673
Financials	34,901,494	–	–	34,901,494
Health Care	27,375,645	–	–	27,375,645
Industrials	51,718,460	–	–	51,718,460
Information Technology	22,742,129	–	–	22,742,129
Materials	14,454,762	–	–	14,454,762
Telecommunication Services	6,520,339	–	–	6,520,339
Utilities	9,874,878	–	–	9,874,878
Short-Term Investments	–	6,018,889	–	6,018,889
Total Asset	$241,037,203	$6,018,889	$–	$247,056,092
Total Liability	$–	$–	$–	$–
Total	$241,037,203	$6,018,889	$–	$247,056,092

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$166,936,411
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$170,646,188

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,649,127
Aggregate gross unrealized depreciation	(20,709,600)

Net unrealized depreciation	$(2,060,473)

Federal income tax cost of investments	$249,116,565

The Portfolio has a net capital loss carryforward of $34,321,196 which expires in the year 2016.

See Notes to Financial Statements. 413

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.1%)
Auto Components (0.8%)
BorgWarner, Inc.^	199,500	$6,812,925
Other Auto Components	230,000	2,668,000

		9,480,925

Automobiles (0.1%)
Other Automobiles	59,900	1,100,363

		1,100,363

Distributors (0.3%)
Other Distributors	234,100	3,850,945

		3,850,945

Diversified Consumer Services (2.0%)
ITT Educational Services, Inc.*^	52,100	5,244,386
Strayer Education, Inc.	23,500	5,125,585
Other Diversified Consumer Services	999,700	14,320,580

		24,690,551

Hotels, Restaurants & Leisure (1.9%)
Other Hotels, Restaurants & Leisure	1,515,637	23,217,842

		23,217,842

Household Durables (1.5%)
Other Household Durables	644,775	19,073,047

		19,073,047

Internet & Catalog Retail (0.9%)
priceline.com, Inc.*^	71,300	7,953,515
Other Internet & Catalog Retail	68,700	2,840,058

		10,793,573

Leisure Equipment & Products (0.0%)
Other Leisure Equipment & Products	106,200	538,434

		538,434

Media (1.0%)
Other Media	514,400	12,188,594

		12,188,594

Multiline Retail (0.7%)
Dollar Tree, Inc.*	153,905	6,479,401
Other Multiline Retail	317,000	2,130,820

		8,610,221

Specialty Retail (5.0%)
Advance Auto Parts, Inc.	162,600	6,746,274
CarMax, Inc.*^	377,300	5,546,310
Ross Stores, Inc.	217,000	8,376,200
Other Specialty Retail	2,449,100	40,895,940

		61,564,724

Textiles, Apparel & Luxury Goods (0.9%)
Other Textiles, Apparel & Luxury Goods	536,000	11,567,978

		11,567,978

Total Consumer Discretionary		186,677,197

Consumer Staples (3.9%)
Beverages (0.5%)
Other Beverages	215,900	6,277,499

		6,277,499

Food & Staples Retailing (0.4%)
Other Food & Staples Retailing	158,500	4,530,295

		4,530,295

Food Products (1.4%)
Ralcorp Holdings, Inc.*^	96,898	5,903,026
Other Food Products	534,882	11,514,291

		17,417,317

	Number of Shares	Value (Note 1)
Household Products (1.0%)
Church & Dwight Co., Inc.	120,200	$6,528,062
Energizer Holdings, Inc.*^	118,600	6,195,664

		12,723,726

Personal Products (0.5%)
Other Personal Products	234,300	6,204,653

		6,204,653

Tobacco (0.1%)
Other Tobacco	41,800	1,383,998

		1,383,998

Total Consumer Staples		48,537,488

Energy (6.1%)
Energy Equipment & Services (2.6%)
Helmerich & Payne, Inc.^	180,500	5,572,035
Pride International, Inc.*	297,200	7,447,832
Other Energy Equipment & Services	915,400	19,128,901

		32,148,768

Oil, Gas & Consumable Fuels (3.5%)
Newfield Exploration Co.*	227,098	7,419,291
Plains Exploration & Production Co.*	208,700	5,710,032
Other Oil, Gas & Consumable Fuels	1,709,414	29,652,055

		42,781,378

Total Energy		74,930,146

Financials (17.3%)
Capital Markets (2.1%)
Eaton Vance Corp.	200,100	5,352,675
Other Capital Markets	1,056,611	20,821,409

		26,174,084

Commercial Banks (3.2%)
Other Commercial Banks	2,621,364	39,335,884

		39,335,884

Consumer Finance (0.3%)
Other Consumer Finance	220,800	2,991,840

		2,991,840

Insurance (4.5%)
Everest Reinsurance Group Ltd.	105,300	7,536,321
Fidelity National Financial, Inc., Class A	402,075	5,440,075
W.R. Berkley Corp.	235,600	5,058,332
Other Insurance	1,883,175	37,977,067

		56,011,795

Real Estate Investment Trusts (REITs) (5.8%)
Federal Realty Investment Trust (REIT)	101,147	5,211,093
Other Real Estate Investment Trusts (REITs)	3,294,361	66,696,412

		71,907,505

Real Estate Management & Development (0.2%)
Other Real Estate Management & Development	69,000	2,258,370

		2,258,370

Thrifts & Mortgage Finance (1.2%)
New York Community Bancorp, Inc.^	591,029	6,318,100
Other Thrifts & Mortgage Finance	718,707	8,065,796

		14,383,896

Total Financials		213,063,374

See Notes to Financial Statements. 414

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (12.6%)
Biotechnology (1.3%)
Vertex Pharmaceuticals, Inc.*	296,395	$10,563,518
Other Biotechnology	135,788	5,976,024

		16,539,542

Health Care Equipment & Supplies (3.9%)
Beckman Coulter, Inc.^	106,469	6,083,639
Edwards Lifesciences Corp.*^	95,900	6,524,077
Hologic, Inc.*^	439,200	6,249,816
ResMed, Inc.*	127,200	5,180,856
Other Health Care Equipment & Supplies	845,700	24,303,128

		48,341,516

Health Care Providers & Services (3.3%)
Henry Schein, Inc.*	154,400	7,403,480
Other Health Care Providers & Services	1,632,874	33,230,558

		40,634,038

Health Care Technology (0.6%)
Cerner Corp.*	115,800	7,213,182

		7,213,182

Life Sciences Tools & Services (2.2%)
Covance, Inc.*^	109,400	5,382,480
Other Life Sciences Tools & Services	627,701	21,795,528

		27,178,008

Pharmaceuticals (1.3%)
Other Pharmaceuticals	747,900	15,501,062

		15,501,062

Total Health Care		155,407,348

Industrials (14.4%)
Aerospace & Defense (0.6%)
Other Aerospace & Defense	224,300	6,974,548

		6,974,548

Airlines (0.3%)
Other Airlines	599,800	3,792,611

		3,792,611

Building Products (0.2%)
Other Building Products	78,500	2,520,635

		2,520,635

Commercial Services & Supplies (1.7%)
Other Commercial Services & Supplies	911,271	20,620,162

		20,620,162

Construction & Engineering (1.9%)
KBR, Inc.	274,700	5,065,468
URS Corp.*^	142,400	7,051,648
Other Construction & Engineering	419,100	11,458,060

		23,575,176

Electrical Equipment (1.7%)
AMETEK, Inc.^	183,900	6,359,262
Roper Industries, Inc.	155,018	7,023,866
Other Electrical Equipment	275,600	7,427,068

		20,810,196

Industrial Conglomerates (0.2%)
Other Industrial Conglomerates	102,100	2,454,484

		2,454,484

Machinery (4.8%)
Joy Global, Inc.	175,000	6,251,000
Other Machinery	2,134,405	52,783,726

		59,034,726

	Number of Shares	Value (Note 1)
Marine (0.1%)
Other Marine	69,200	$1,622,048

		1,622,048

Professional Services (1.4%)
Manpower, Inc.	132,000	5,588,880
Other Professional Services	566,500	11,734,366

		17,323,246

Road & Rail (1.1%)
Other Road & Rail	529,200	13,863,282

		13,863,282

Trading Companies & Distributors (0.4%)
Other Trading Companies & Distributors	254,700	5,371,538

		5,371,538

Total Industrials		177,962,652

Information Technology (14.2%)
Communications Equipment (1.9%)
Other Communications Equipment	1,703,600	23,813,558

		23,813,558

Computers & Peripherals (0.5%)
Other Computers & Peripherals	427,100	6,466,843

		6,466,843

Electronic Equipment, Instruments & Components (2.4%)
Avnet, Inc.*	258,600	5,438,358
Other Electronic Equipment, Instruments & Components	1,237,700	23,713,180

		29,151,538

Internet Software & Services (0.7%)
Other Internet Software & Services	271,600	8,356,358

		8,356,358

IT Services (3.4%)
Global Payments, Inc.	137,633	5,155,732
SAIC, Inc.*	349,000	6,473,950
Other IT Services	1,277,600	30,465,624

		42,095,306

Office Electronics (0.2%)
Other Office Electronics	99,600	2,356,536

		2,356,536

Semiconductors & Semiconductor Equipment (2.1%)
Lam Research Corp.*^	216,400	5,626,400
Other Semiconductors & Semiconductor Equipment	2,337,000	20,839,078

		26,465,478

Software (3.0%)
Other Software	2,087,364	36,594,373

		36,594,373

Total Information Technology		175,299,990

Materials (7.0%)
Chemicals (3.6%)
Airgas, Inc.	137,400	5,568,822
FMC Corp.	124,400	5,884,120
Lubrizol Corp.	115,500	5,464,305
Other Chemicals	1,317,472	27,794,896

		44,712,143

Construction Materials (0.5%)
Martin Marietta Materials, Inc.^	75,000	5,916,000

		5,916,000

Containers & Packaging (1.3%)
Other Containers & Packaging	690,600	15,581,740

		15,581,740

See Notes to Financial Statements. 415

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (1.6%)
Cliffs Natural Resources, Inc.	224,200	$5,486,174
Other Metals & Mining	784,300	14,603,371

		20,089,545

Paper & Forest Products (0.0%)
Other Paper & Forest Products	152,700	522,234

		522,234

Total Materials		86,821,662

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.1%)
Other Diversified Telecommunication Services	360,100	1,022,684

		1,022,684

Wireless Telecommunication Services (0.5%)
Other Wireless Telecommunication Services	256,700	6,190,985

		6,190,985

Total Telecommunication Services		7,213,669

Utilities (6.6%)
Electric Utilities (1.9%)
Other Electric Utilities	1,330,927	22,937,526

		22,937,526

Gas Utilities (2.2%)
ONEOK, Inc.	177,400	5,231,526
Other Gas Utilities	654,711	21,219,089

		26,450,615

Multi-Utilities (2.2%)
MDU Resources Group, Inc.	310,204	5,884,570
NSTAR	182,900	5,872,919
Other Multi-Utilities	700,200	15,851,930

		27,609,419

Water Utilities (0.3%)
Other Water Utilities	227,090	4,064,911

		4,064,911

Total Utilities		81,062,471

Total Common Stocks (97.8%) (Cost $1,036,179,028)		1,206,975,997

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.2%)
Other Government Securities	$3,155,000	3,153,974

Short-Term Investments of Cash Collateral for Securities Loaned (2.8%)
Goldman Sachs & Co., Repurchase Agreement
0.05%, 7/1/09 (r)(v)	17,132,243	17,132,243
MassMutual Global Funding II
0.40%, 3/26/10 (l)	12,000,000	11,891,724
Other Short-Term Investments of Cash Collateral for Securities Loaned	5,000,000	4,994,090

Total Short-Term Investments of Cash Collateral for Securities Loaned		34,018,057

Time Deposit (1.6%)
JPMorgan Chase Nassau
0.000%, 7/1/09	20,290,950	20,290,950

Total Short-Term Investments (4.6%) (Cost/Amortized Cost $57,577,259)		57,462,981

	Principal Amount	Value (Note 1)
Total Investments (102.4%) (Cost/Amortized Cost $1,093,756,287)		$1,264,438,978
Other Assets Less Liabilities (-2.4%)		(30,185,693)

Net Assets (100%)		$1,234,253,285

This section shows the Portfolio’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the Portfolio’s total net assets as of the report date. The remaining securities held by the Portfolio are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling AXA Equitable at 1-888-AXA-INFO or 1-888-292-4636. This complete schedule, filed on the Portfolio’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% - 6.176%, maturing 4/15/18 - 5/1/39; Federal National Mortgage Association, 0.000% - 7.500%, maturing 2/1/18 - 5/1/39; Government National Mortgage Association, 0.465% – 5.500%, maturing 11/16/31 - 8/16/44.

See Notes to Financial Statements. 416

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchase
S&P Mid 400 E-Mini Index	448	September-09	$26,673,870	$25,836,160	$(837,710)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$186,677,197	$–	$–	$186,677,197
Consumer Staples	48,537,488	–	–	48,537,488
Energy	74,930,146	–	–	74,930,146
Financials	213,063,374	–	–	213,063,374
Health Care	155,407,348	–	–	155,407,348
Industrials	177,962,652	–	–	177,962,652
Information Technology	175,299,990	–	–	175,299,990
Materials	86,821,662	–	–	86,821,662
Telecommunication Services	7,213,669	–	–	7,213,669
Utilities	81,062,471	–	–	81,062,471
Short-Term Investments	–	57,462,981	–	57,462,981
Total Asset	$1,206,975,997	$57,462,981	$–	$1,264,438,978
Liability:
Futures	$(837,710)	$–	$–	$(837,710)
Total Liability	$(837,710)	$–	$–	$(837,710)
Total	$1,206,138,287	$57,462,981	$–	$1,263,601,268
Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

See Notes to Financial Statements. 417

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(837,710	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(837,710)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	(3,320)	–	(3,320)
Credit contracts	–	–	–	–	–
Equity contracts	–	3,703,581	–	–	3,703,581
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$3,703,581	$(3,320)	$–	$3,700,261

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(1,807,181)	–	–	(1,807,181)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(1,807,181)	$–	$–	$(1,807,181)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$351,126,708
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$81,348,101
As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$201,421,326
Aggregate gross unrealized depreciation	(40,292,526)

Net unrealized appreciation	$161,128,800

Federal income tax cost of investments	$1,103,310,178

At June 30, 2009, the Portfolio had loaned securities with a total value of $32,010,537. This was secured by collateral of $34,132,243, which was received as cash and subsequently invested in short-term investments currently valued at $34,018,057, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $416,590,954 which expires in the year 2016.

See Notes to Financial Statements. 418

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.3%)
Auto Components (0.4%)
Other Auto Components	260,536	$3,740,866

		3,740,866

Automobiles (0.2%)
Other Automobiles	117,659	1,924,463

		1,924,463

Distributors (0.3%)
Other Distributors	84,198	2,825,685

		2,825,685

Diversified Consumer Services (0.2%)
Other Diversified Consumer Services	158,820	1,406,811

		1,406,811

Hotels, Restaurants & Leisure (1.0%)
Other Hotels, Restaurants & Leisure	554,541	8,590,917

		8,590,917

Household Durables (2.6%)
M.D.C. Holdings, Inc.^	151,696	4,567,567
Other Household Durables	973,166	18,137,183

		22,704,750

Internet & Catalog Retail (0.2%)
Other Internet & Catalog Retail	289,568	1,528,809

		1,528,809

Leisure Equipment & Products (0.3%)
Other Leisure Equipment & Products	176,629	3,028,630

		3,028,630

Media (2.3%)
Virgin Media, Inc.^	582,554	5,446,880
Other Media	1,209,672	14,230,638

		19,677,518

Multiline Retail (0.9%)
Other Multiline Retail	362,274	7,628,749

		7,628,749

Specialty Retail (1.3%)
Other Specialty Retail	717,556	11,382,200

		11,382,200

Textiles, Apparel & Luxury Goods (0.6%)
VF Corp.	82,486	4,565,600
Other Textiles, Apparel & Luxury Goods	10,007	324,202

		4,889,802

Total Consumer Discretionary		89,329,200

Consumer Staples (5.7%)
Beverages (1.0%)
Other Beverages	354,865	8,451,641

		8,451,641

Food & Staples Retailing (0.8%)
Safeway, Inc.	199,260	4,058,926
Other Food & Staples Retailing	389,257	2,611,293

		6,670,219

Food Products (3.7%)
Bunge Ltd.^	96,470	5,812,317
ConAgra Foods, Inc.	209,239	3,988,095
Other Food Products	7,826,133	22,191,722

		31,992,134

Household Products (0.1%)
Other Household Products	12,602	684,718

		684,718

	Number of Shares	Value (Note 1)
Personal Products (0.0%)
Other Personal Products	20,391	$581,877

		581,877

Tobacco (0.1%)
Other Tobacco	9,205	623,823

		623,823

Total Consumer Staples		49,004,412

Energy (7.4%)
Energy Equipment & Services (2.4%)
Other Energy Equipment & Services	1,020,586	20,474,957

		20,474,957

Oil, Gas & Consumable Fuels (5.0%)
Murphy Oil Corp.	89,261	4,848,658
Newfield Exploration Co.*	174,031	5,685,593
Noble Energy, Inc.	109,802	6,475,024
Spectra Energy Corp.	298,906	5,057,490
Other Oil, Gas & Consumable Fuels	1,096,195	21,453,204

		43,519,969

Total Energy		63,994,926

Financials (23.2%)
Capital Markets (2.3%)
Ameriprise Financial, Inc.	228,131	5,536,739
Invesco Ltd.	327,771	5,840,879
Other Capital Markets	357,701	8,147,311

		19,524,929

Commercial Banks (3.5%)
SunTrust Banks, Inc.	266,397	4,382,231
Other Commercial Banks	3,150,393	26,355,995

		30,738,226

Consumer Finance (0.5%)
Other Consumer Finance	429,838	4,558,949

		4,558,949

Diversified Financial Services (1.4%)
PHH Corp.*^	351,100	6,382,998
Other Diversified Financial Services	559,855	5,456,522

		11,839,520

Insurance (8.3%)
Aon Corp.	129,504	4,904,316
Everest Reinsurance Group Ltd.	72,649	5,199,489
Marsh & McLennan Cos., Inc.	226,136	4,552,118
PartnerReinsurance Ltd.	53,418	3,469,499
Progressive Corp.*	286,117	4,323,228
Reinsurance Group of America, Inc.	144,235	5,035,244
Unum Group	388,888	6,167,764
Other Insurance	2,509,622	38,497,915

		72,149,573

Real Estate Investment Trusts (REITs) (6.2%)
Annaly Capital Management, Inc. (REIT)^	253,968	3,845,075
Chimera Investment Corp. (REIT)	1,689,536	5,896,481
Other Real Estate Investment Trusts (REITs)	2,556,954	44,395,515

		54,137,071

Real Estate Management & Development (0.1%)
Other Real Estate Management & Development	67,650	873,794

		873,794

See Notes to Financial Statements. 419

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Thrifts & Mortgage Finance (0.9%)
Other Thrifts & Mortgage Finance	612,540	$7,611,757

		7,611,757

Total Financials		201,433,819

Health Care (4.9%)
Biotechnology (0.2%)
Other Biotechnology	115,600	1,692,384

		1,692,384

Health Care Equipment & Supplies (0.6%)
Other Health Care Equipment & Supplies	234,503	5,375,870

		5,375,870

Health Care Providers & Services (2.2%)
CIGNA Corp.	289,625	6,977,066
Other Health Care Providers & Services	525,485	11,851,114

		18,828,180

Health Care Technology (0.1%)
Other Health Care Technology	67,016	851,103

		851,103

Life Sciences Tools & Services (0.2%)
Other Life Sciences Tools & Services	62,381	1,481,364

		1,481,364

Pharmaceuticals (1.6%)
Forest Laboratories, Inc.*	141,113	3,543,348
Other Pharmaceuticals	923,361	10,478,560

		14,021,908

Total Health Care		42,250,809

Industrials (9.4%)
Aerospace & Defense (1.3%)
L-3 Communications Holdings, Inc.	54,530	3,783,291
Other Aerospace & Defense	203,703	7,420,503

		11,203,794

Air Freight & Logistics (0.0%)
Other Air Freight & Logistics	4,400	50,160

		50,160

Airlines (0.6%)
Delta Air Lines, Inc.*	599,675	3,472,118
Other Airlines	238,457	1,604,816

		5,076,934

Building Products (0.2%)
Other Building Products	131,111	1,371,917

		1,371,917

Commercial Services & Supplies (1.3%)
Other Commercial Services & Supplies	604,625	11,226,720

		11,226,720

Construction & Engineering (0.9%)
URS Corp.*	85,652	4,241,487
Other Construction & Engineering	174,879	3,724,136

		7,965,623

Electrical Equipment (0.9%)
Other Electrical Equipment	236,634	7,810,776

		7,810,776

Industrial Conglomerates (0.2%)
Other Industrial Conglomerates	156,202	1,809,324

		1,809,324

Machinery (3.0%)
Eaton Corp.	77,477	3,456,249

	Number of Shares	Value (Note 1)
Pentair, Inc.	166,599	$4,268,266
Other Machinery	743,518	18,699,499

		26,424,014

Marine (0.1%)
Other Marine	39,869	1,101,346

		1,101,346

Professional Services (0.3%)
Other Professional Services	73,999	2,176,867

		2,176,867

Road & Rail (0.5%)
Other Road & Rail	214,437	4,541,227

		4,541,227

Trading Companies & Distributors (0.1%)
Other Trading Companies & Distributors	21,937	557,847

		557,847

Total Industrials		81,316,549

Information Technology (7.4%)
Communications Equipment (0.6%)
Other Communications Equipment	659,374	5,491,030

		5,491,030

Computers & Peripherals (0.8%)
Other Computers & Peripherals	573,349	7,171,068

		7,171,068

Electronic Equipment, Instruments & Components (1.7%)
Arrow Electronics, Inc.*	261,030	5,544,277
Other Electronic Equipment, Instruments & Components	5,311,295	9,469,291

		15,013,568

Internet Software & Services (0.1%)
Other Internet Software & Services	28,638	459,640

		459,640

IT Services (1.2%)
Other IT Services	437,495	10,494,650

		10,494,650

Office Electronics (0.3%)
Other Office Electronics	406,595	2,669,096

		2,669,096

Semiconductors & Semiconductor Equipment (2.0%)
Varian Semiconductor Equipment Associates, Inc.*^	198,250	4,756,017
Other Semiconductors & Semiconductor Equipment	1,696,678	12,217,155

		16,973,172

Software (0.7%)
Other Software	396,883	6,295,724

		6,295,724

Total Information Technology		64,567,948

Materials (6.5%)
Chemicals (2.0%)
FMC Corp.	76,166	3,602,652
Other Chemicals	524,674	14,015,900

		17,618,552

Construction Materials (0.4%)
Other Construction Materials	64,777	3,250,946

		3,250,946

Containers & Packaging (1.7%)
Other Containers & Packaging	594,956	15,235,401

		15,235,401

See Notes to Financial Statements. 420

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (1.5%)
Other Metals & Mining	544,130	$13,211,758

		13,211,758

Paper & Forest Products (0.9%)
Other Paper & Forest Products	384,185	7,444,960

		7,444,960

Total Materials		56,761,617

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.1%)
Other Diversified Telecommunication Services	1,753,287	9,755,422

		9,755,422

Wireless Telecommunication Services (0.6%)
Other Wireless Telecommunication Services	246,943	5,354,442

		5,354,442

Total Telecommunication Services		15,109,864

Utilities (10.6%)
Electric Utilities (3.6%)
Edison International	204,131	6,421,961
Northeast Utilities	296,839	6,622,478
NV Energy, Inc.	440,337	4,751,236
Progress Energy, Inc.	131,524	4,975,553
Other Electric Utilities	436,499	8,745,738

		31,516,966

Gas Utilities (1.5%)
UGI Corp.	160,890	4,101,086
Other Gas Utilities	276,569	8,745,334

		12,846,420

Independent Power Producers & Energy Traders (0.9%)
Other Independent Power Producers & Energy Traders	735,208	7,491,138

		7,491,138

Multi-Utilities (4.4%)
Consolidated Edison, Inc.^	128,796	4,819,546
Sempra Energy	114,293	5,672,362
Wisconsin Energy Corp.	129,794	5,283,914
Xcel Energy, Inc.	214,499	3,948,927
Other Multi-Utilities	896,804	18,698,311

		38,423,060

Water Utilities (0.2%)
Other Water Utilities	89,111	1,626,149

		1,626,149

Total Utilities		91,903,733

Total Common Stocks (87.1%) (Cost $1,113,364,296)		755,672,877

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(11.2%)
iShares Morningstar Mid Value Index Fund	237,337	11,764,795
iShares Russell Midcap Value Index Fund	1,952,805	56,553,233
iShares S&P MidCap 400/BARRA Value Index Fund^	350,662	18,272,997

	Number of Shares	Value (Note 1)
Other Exchange Traded Funds (ETFs) (Cost $11,299,653)	192,824	$10,149,936

Total Investment Companies (11.2%) (Cost $144,846,536)		96,740,961

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
Other Government Securities	$1,412,000	1,411,541

Short-Term Investments of Cash Collateral for Securities Loaned (7.8%)
Calyon/New York
0.41%, 7/2/10 (l)	9,997,669	9,814,801
Goldman Sachs & Co., Repurchase Agreement
0.05%, 7/1/09 (r)(v)	42,813,221	42,813,221
MassMutual Global Funding II
0.40%, 3/26/10 (l)	10,000,000	9,909,770
Wells Fargo & Co.
0.37%, 8/3/09 (l)	5,000,000	4,994,090

Total Short-Term Investments of Cash Collateral for Securities Loaned		67,531,882

Time Deposit (1.4%)
JPMorgan Chase Nassau
0.000%, 7/1/09	11,997,298	11,997,298

Total Short-Term Investments (9.3%) (Cost/Amortized Cost $81,219,769)		80,940,721

Total Investments (107.6%) (Cost/Amortized Cost $1,339,430,601)		933,354,559
Other Assets Less Liabilities (-7.6%)		(65,920,030)

Net Assets (100%)		$867,434,529

This section shows the Portfolio’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the Portfolio’s total net assets as of the report date. The remaining securities held by the Portfolio are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling AXA Equitable at 1-888-AXA-INFO or 1-888-292-4636. This complete schedule, filed on the Portfolio’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, 0.000% – 6.335%, maturing 4/2/09 – 6/12/20; Federal Home Loan Mortgage Corp., 0.311% – 0.441%, maturing 4/7/09 – 12/23/09; Government National Mortgage Association, 5.000% – 7.000%, maturing 10/15/22 – 2/15/39.

See Notes to Financial Statements. 421

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchase
S&P Mid 400 E-Mini Index	223	September-09	$13,138,292	$12,860,410	$(277,882)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$89,329,200	$–	$–	$89,329,200
Consumer Staples	44,832,843	4,171,569	–	49,004,412
Energy	62,856,788	1,138,138	–	63,994,926
Financials	201,433,819	–	–	201,433,819
Health Care	42,207,873	42,936	–	42,250,809
Industrials	81,316,549	–	–	81,316,549
Information Technology	62,333,760	2,234,188	–	64,567,948
Materials	56,761,617	–	–	56,761,617
Telecommunication Services	15,109,864	–	–	15,109,864
Utilities	91,903,733	–	–	91,903,733
Investment Companies
Exchange Traded Funds (ETFs)	96,740,961	–	–	96,740,961
Short-Term Investments	–	80,940,721	–	80,940,721
Total Asset	$844,827,007	$88,527,552	$–	$933,354,559
Liability:
Futures	$(277,882)	$–	$–	$(277,882)
Total Liability	$(277,882)	$–	$–	$(277,882)
Total	$844,549,125	$88,527,552	$–	$933,076,677

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

See Notes to Financial Statements. 422

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(277,882	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(277,882)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	15,228	–	15,228
Credit contracts	–	–	–	–	–
Equity contracts	–	1,335,788	–	–	1,335,788
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$1,335,788	$15,228	$–	$1,351,016

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(614,998)	–	–	(614,998)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(614,998)	$–	$–	$(614,998)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$254,700,538
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$281,081,349
As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$10,092,171
Aggregate gross unrealized depreciation	(438,122,675)

Net unrealized depreciation	$(428,030,504)

Federal income tax cost of investments	$1,361,385,063

At June 30, 2009, the Portfolio had loaned securities with a total value of $61,815,690. This was secured by collateral of $67,810,890, which was received as cash and subsequently invested in short-term investments currently valued at $67,531,882, as reported in the portfolio of investments.

For the six months ended June 30, 2009, the Portfolio incurred approximately $2,752 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $146,279,123 which expires in the year 2016.

See Notes to Financial Statements. 423

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT TERM DEBT SECURITIES:
Certificates of Deposit (16.6%)
Banco Bilbao Vizcaya Argentina S.A.
0.36%, 8/10/09	$25,000,000	$25,021,221
Bank of Nova Scotia
0.30%, 9/8/09	25,000,000	25,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.87%, 7/27/09	100,000,000	100,000,000
Branch Banking and Trust Co.
0.35%, 9/10/09	25,000,000	25,000,000
Calyon N.A., Inc.
0.37%, 8/24/09	25,000,000	25,000,750
Citibank N.A.
0.40%, 8/21/09	25,000,000	25,000,000
Commonwealth Bank of Australia
0.32%, 8/28/09	25,000,000	25,000,804
DnB NOR Bank ASA/New York
0.32%, 9/3/09	25,000,000	25,001,332
Lloyds Bank
0.58%, 8/21/09	25,000,000	25,000,000
Mizuho Corp.
0.40%, 9/4/09	25,000,000	25,000,000
Natixis/New York
0.79%, 8/3/09	25,000,000	25,008,454
Royal Bank of Scotland
0.63%, 8/21/09	25,000,000	25,000,000
Societe Generale North America, Inc.
0.35%, 8/21/09	25,000,000	25,000,000

Total Certificates of Deposit		400,032,561

Commercial Paper (56.5%)
Abbey National North America LLC
0.00%, 7/1/09(n)(p)	75,000,000	75,000,000
0.35%, 9/9/09(n)(p)	25,000,000	24,982,986
Atlantic Asset Securitization LLC
0.41%, 7/27/09(n)(p)	100,000,000	99,968,944
Australia & New Zealand Banking Group Ltd.
0.30%, 9/3/09(n)(p)	25,000,000	24,986,667
Bank of America Corp.
0.23%, 7/27/09(n)(p)	100,000,000	99,982,667
Bank of Montreal
0.31%, 9/4/09(n)(p)	25,000,000	24,986,007
Cafco LLC
0.32%, 8/24/09(n)(p)	25,000,000	24,987,625
Cancara Asset Securitisation LLC
0.64%, 9/18/09(n)(p)	20,000,000	19,971,472
CHARTA LLC
0.32%, 8/24/09(n)(p)	25,000,000	24,987,625
CRC Funding LLC
0.32%, 8/24/09(n)(p)	25,000,000	24,987,625
Danske Corp.
0.33%, 9/3/09(n)(p)	25,000,000	24,985,333
Deutsche Bank Financial LLC
0.00%, 7/1/09(n)(p)	100,000,000	100,000,000
General Electric Capital Corp.
0.00%, 7/1/09(n)(p)	100,000,000	100,000,000
Govco, Inc.
0.39%, 8/19/09(n)(p)	115,000,000	114,937,389
HSBC Bank USA N.A.
0.00%, 7/1/09(n)(p)	100,000,000	100,000,000
ING U.S. Funding LLC
0.34%, 9/1/09(n)(p)	25,000,000	24,984,930

	Principal Amount	Value (Note 1)
Intesa Funding LLC
0.34%, 9/8/09(n)(p)	$25,000,000	$24,983,708
National Australia Funding Delaware, Inc.
0.32%, 8/26/09(n)(p)	25,000,000	24,987,167
Nordea North America, Inc.
0.30%, 9/4/09(n)(p)	25,000,000	24,986,458
Rabobank USA Financial Corp.
0.00%, 7/1/09(n)(p)	75,000,000	75,000,000
0.30%, 9/3/09(n)(p)	25,000,000	24,986,667
Stadshypotek Delaware, Inc.
0.39%, 9/10/09(n)(p)	25,000,000	24,980,278
Surrey Funding Corp.
0.40%, 9/21/09(n)(p)	20,000,000	19,981,778
UBS Finance Delaware LLC
0.00%, 7/1/09(n)(p)	100,000,000	100,000,000
Westpac Banking Corp.
0.31%, 9/4/09(n)(p)	25,000,000	24,986,007
Windmill Funding Corp.
0.61%, 7/27/09(n)(p)	105,000,000	104,952,225

Total Commercial Paper		1,359,593,558

Government Securities (21.6%)
Federal Home Loan Bank
0.00%, 7/1/09(o)(p)	71,000,000	71,000,000
0.65%, 9/10/09(l)(o)	50,000,000	50,000,000
Federal Home Loan Mortgage Corp.
0.18%, 8/10/09(o)(p)	56,000,000	55,988,800
0.18%, 8/17/09(o)(p)	193,900,000	193,853,180
U.S. Treasury Bills
0.16%, 8/13/09(p)	150,000,000	149,970,438

Total Government Securities		520,812,418

Time Deposits (5.3%)
Branch Banking and Trust Co.
0.08%, 7/1/09	75,000,000	75,000,000
JPMorgan Chase Nassau
0.000%, 7/1/09	2,553,426	2,553,426
Societe Generale
0.22%, 7/1/09	50,000,000	50,000,000

Total Time Deposits		127,553,426

Total Investments (100.0%) (Amortized Cost $2,407,991,963)		2,407,991,963
Other Assets Less Liabilities (—%)		(431,422)

Net Assets (100%)		$2,407,560,541

Federal Income Tax Cost of Investments		$2,407,991,963

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2009.
(p)	Yield to maturity.

See Notes to Financial Statements. 424

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Short-Term Investments	$–	$2,407,991,963	$–	$2,407,991,963
Total Asset	$–	$2,407,991,963	$–	$2,407,991,963
Total Liability	$–	$–	$–	$–
Total	$–	$2,407,991,963	$–	$2,407,991,963

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

The Portfolio has a net capital loss carryforward of $68,001 which expires in the year 2009.

See Notes to Financial Statements. 425

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.2%)
Hotels, Restaurants & Leisure (4.0%)
McDonald’s Corp.	225,608	$12,970,204

Media (1.7%)
McGraw-Hill Cos., Inc.	185,500	5,585,405

Textiles, Apparel & Luxury Goods (2.5%)
NIKE, Inc., Class B	153,000	7,922,340

Total Consumer Discretionary		26,477,949

Consumer Staples (21.1%)
Beverages (7.8%)
Coca-Cola Co.	298,200	14,310,618
PepsiCo, Inc.	200,640	11,027,174

		25,337,792

Food & Staples Retailing (8.0%)
Costco Wholesale Corp.	191,600	8,756,120
CVS Caremark Corp.	211,300	6,734,131
Wal-Mart Stores, Inc.	214,150	10,373,426

		25,863,677

Household Products (5.3%)
Colgate-Palmolive Co.	126,153	8,924,063
Procter & Gamble Co.	160,096	8,180,906

		17,104,969

Total Consumer Staples		68,306,438

Energy (11.5%)
Energy Equipment & Services (7.6%)
Cameron International Corp.*	317,300	8,979,590
Halliburton Co.	155,500	3,218,850
Schlumberger Ltd.	227,352	12,302,017

		24,500,457

Oil, Gas & Consumable Fuels (3.9%)
Devon Energy Corp.	61,400	3,346,300
Occidental Petroleum Corp.	142,400	9,371,344

		12,717,644

Total Energy		37,218,101

Financials (5.5%)
Capital Markets (4.3%)
Charles Schwab Corp.	789,100	13,840,814

Diversified Financial Services (1.2%)
JPMorgan Chase & Co.	120,400	4,106,844

Total Financials		17,947,658

Health Care (15.5%)
Biotechnology (3.6%)
Gilead Sciences, Inc.*	249,000	11,663,160

Health Care Equipment & Supplies (1.5%)
Stryker Corp.	121,300	4,820,462

Pharmaceuticals (10.4%)
Abbott Laboratories, Inc.	260,750	12,265,680
Allergan, Inc.	163,900	7,798,362

	Number of Shares	Value (Note 1)
Schering-Plough Corp.	550,100	$13,818,512

		33,882,554

Total Health Care		50,366,176

Industrials (4.8%)
Construction & Engineering (2.5%)
Fluor Corp.	156,700	8,037,143

Electrical Equipment (1.4%)
Emerson Electric Co.	139,300	4,513,320

Road & Rail (0.9%)
Burlington Northern Santa Fe Corp.	41,000	3,015,140

Total Industrials		15,565,603

Information Technology (30.9%)
Communications Equipment (12.5%)
Juniper Networks, Inc.*	422,600	9,973,360
QUALCOMM, Inc.	348,100	15,734,120
Research In Motion Ltd.*	207,000	14,707,350

		40,414,830

Computers & Peripherals (9.6%)
Apple, Inc.*	112,400	16,009,132
Hewlett-Packard Co.	385,900	14,915,035

		30,924,167

Internet Software & Services (4.9%)
Google, Inc., Class A*	37,900	15,978,261

IT Services (3.9%)
Visa, Inc., Class A	205,200	12,775,752

Total Information Technology		100,093,010

Materials (2.1%)
Chemicals (2.1%)
Monsanto Co.	89,900	6,683,166

Total Materials		6,683,166

Total Common Stocks (99.6%) (Cost $349,116,387)		322,658,101

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.2%)
JPMorgan Chase Nassau 0.000%, 7/1/09 (Amortized Cost $3,709,026)	$3,709,026	3,709,026

Total Investments (100.8%) (Cost/Amortized Cost $352,825,413)		326,367,127
Other Assets Less Liabilities (-0.8%)		(2,539,645)

Net Assets (100%)		$323,827,482

*	Non-income producing.

See Notes to Financial Statements. 426

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$26,477,949	$–	$–	$26,477,949
Consumer Staples	68,306,438	–	–	68,306,438
Energy	37,218,101	–	–	37,218,101
Financials	17,947,658	–	–	17,947,658
Health Care	50,366,176	–	–	50,366,176
Industrials	15,565,603	–	–	15,565,603
Information Technology	100,093,010	–	–	100,093,010
Materials	6,683,166	–	–	6,683,166
Short-Term Investments	–	3,709,026	–	3,709,026
Total Asset	$322,658,101	$3,709,026	$–	$326,367,127
Total Liability	$–	$–	$–	$–
Total	$322,658,101	$3,709,026	$–	$326,367,127

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$64,046,054
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$63,588,098

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,957,807
Aggregate gross unrealized depreciation	(36,968,729)

Net unrealized depreciation	$(29,010,922)

Federal income tax cost of investments	$355,378,049

The Portfolio has a net capital loss carryforward of $44,949,111 of which $2,496,503 expires in the year 2009, $31,864,645 expires in the year 2010, $10,247,355 expires in the year 2011, and $340,608 expires in the year 2012.

Included in the capital loss carryforward is $2,837,111 of losses acquired from the EQ/Enterprise Multi-Cap Growth portfolio, as a result of tax-free reorganizations during the years ended 2003 and 2005. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible that not all of these capital losses will be available to use.

For the six months ended June 30, 2009, the Portfolio incurred approximately $4,760 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements. 427

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.1%)
Aristocrat Leisure Ltd.	28,868	$87,727

Bermuda (0.8%)
XL Capital Ltd., Class A	89,560	1,026,357

Brazil (1.7%)
Cia de Bebidas das Americas (Preference) (ADR)	22,270	1,443,764
Empresa Brasileira de Aeronautica S.A. (ADR)	53,290	882,482

		2,326,246

Canada (1.0%)
Husky Energy, Inc.	46,560	1,302,151

Finland (0.9%)
Fortum Oyj	55,310	1,261,601

France (6.4%)
LVMH Moet Hennessy Louis Vuitton S.A.	33,940	2,597,802
NicOx S.A.*	15,124	189,401
Sanofi-Aventis S.A.	20,780	1,222,097
Societe Generale S.A.	15,453	843,108
Technip S.A.	35,190	1,729,765
Total S.A.	36,940	2,000,751

		8,582,924

Germany (6.5%)
Allianz SE (Registered)	18,025	1,666,803
Bayerische Motoren Werke (BMW) AG (Preference)	28,866	695,522
Bayerische Motoren Werke (BMW) AG	21,681	818,829
SAP AG	60,076	2,422,017
Siemens AG (Registered)	44,387	3,072,932

		8,676,103

India (2.7%)
Dish TV India Ltd.*	173,100	138,173
HDFC Bank Ltd.	8,200	254,076
Infosys Technologies Ltd.	67,400	2,493,430
Wire and Wireless India Ltd.*	145,200	60,037
Zee Entertainment Enterprises Ltd.	196,900	726,806

		3,672,522

Italy (1.3%)
Bulgari S.p.A.	115,310	621,543
Tod’s S.p.A.	18,800	1,074,182

		1,695,725

Japan (11.7%)
Fanuc Ltd.	7,700	614,388
HOYA Corp.	61,043	1,222,231
KDDI Corp.	333	1,765,486
Keyence Corp.	5,670	1,153,899
Kyocera Corp.	9,420	706,636
Mitsubishi Electric Corp.	104,000	654,383
Murata Manufacturing Co., Ltd.	34,120	1,446,160
Nidec Corp.	10,160	613,938
Nintendo Co., Ltd.	3,540	974,223
Secom Co., Ltd.	23,886	968,870
Seven & I Holdings Co., Ltd.	25,613	600,911
Sony Corp.	80,650	2,083,385
Sony Financial Holdings, Inc.	89	244,985
Sumitomo Mitsui Financial Group, Inc.	38,817	1,569,697

	Number of Shares	Value (Note 1)
Toyota Motor Corp.	25,849	$977,203

		15,596,395

Mexico (3.0%)
Fomento Economico Mexicano S.A.B. de C.V.	465,420	1,501,064
Grupo Modelo S.A.B. de C.V., Series C*	228,310	815,576
Grupo Televisa S.A. (ADR)	102,430	1,741,310

		4,057,950

Netherlands (2.8%)
European Aeronautic Defence and Space Co. N.V.	84,740	1,373,268
Koninklijke Philips Electronics N.V.	68,440	1,265,546
TNT N.V.	55,127	1,073,736

		3,712,550

Norway (0.5%)
Tandberg ASA	38,980	658,061

Spain (1.4%)
Inditex S.A.	38,360	1,843,483

Sweden (7.3%)
Assa Abloy AB, Class B	153,800	2,143,788
Investor AB, Class B	93,277	1,442,766
Telefonaktiebolaget LM Ericsson, Class B	626,138	6,124,416

		9,710,970

Switzerland (7.1%)
Basilea Pharmaceutica AG (Registered)*	1,720	147,255
Credit Suisse Group AG (Registered)	65,340	2,982,749
Nestle S.A. (Registered)	11,152	420,889
Roche Holding AG	22,810	3,103,272
Transocean Ltd.*	22,663	1,683,634
UBS AG (Registered)*	89,655	1,096,906

		9,434,705

Taiwan (1.8%)
MediaTek, Inc.	105,538	1,255,412
Taiwan Semiconductor Manufacturing Co., Ltd.	742,000	1,232,563

		2,487,975

Turkey (0.5%)
Turkcell Iletisim Hizmet A/S (ADR)	47,800	662,508

United Kingdom (8.7%)
3i Group plc	149,112	596,603
Burberry Group plc	96,060	670,523
Cadbury plc	126,993	1,084,822
Diageo plc	58,146	835,031
HSBC Holdings plc	225,000	1,885,432
Prudential plc	169,560	1,153,748
Reckitt Benckiser Group plc	30,900	1,408,239
Tesco plc	274,705	1,601,151
Unilever plc	49,107	1,152,337
Vodafone Group plc	642,280	1,241,510

		11,629,396

United States (32.5%)
3M Co.	29,010	1,743,501
Adobe Systems, Inc.*	72,130	2,041,279
Aetna, Inc.	59,800	1,497,990
Aflac, Inc.	40,300	1,252,927
Altera Corp.	77,880	1,267,886

See Notes to Financial Statements. 428

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Automatic Data Processing, Inc.	50,810	$1,800,706
Boeing Co.	14,940	634,950
Carnival Corp.	72,120	1,858,532
Colgate-Palmolive Co.	23,900	1,690,686
Corning, Inc.	99,680	1,600,861
eBay, Inc.*	131,660	2,255,336
Emerson Electric Co.	27,980	906,552
InterMune, Inc.*	20,000	304,000
International Game Technology	25,350	403,065
Intuit, Inc.*	88,740	2,498,918
Juniper Networks, Inc.*	134,360	3,170,896
Linear Technology Corp.	21,830	509,731
Lockheed Martin Corp.	10,850	875,053
Maxim Integrated Products, Inc.	79,040	1,240,138
McDonald’s Corp.	34,900	2,006,401
Microsoft Corp.	113,380	2,695,043
Raytheon Co.	25,580	1,136,519
Regeneron Pharmaceuticals, Inc.*	12,400	222,208
Schering-Plough Corp.	4,600	115,552
Seattle Genetics, Inc.*	43,900	426,708
Shuffle Master, Inc.*	36,100	238,621
Sirius XM Radio, Inc.*	778,220	334,635
SLM Corp.*	169,300	1,738,711
Theravance, Inc.*	31,810	465,698
Tiffany & Co.	53,320	1,352,195
Wal-Mart Stores, Inc.	41,030	1,987,493
Walt Disney Co.	79,400	1,852,402
WellPoint, Inc.*	23,700	1,206,093
Zimmer Holdings, Inc.*	3,800	161,880

		43,493,166

Total Common Stocks (98.7%) (Cost $169,139,518)		131,918,515

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
United States (0.1%)
Theravance, Inc. 3.000%, 1/15/15 (Cost $105,000)	$105,000	$76,913

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.5%)
JPMorgan Chase Nassau 0.000%, 7/1/09 (Amortized Cost $3,281,791)	$3,281,791	$3,281,791

Total Investments (101.3%) (Cost/Amortized Cost $172,526,309)		135,277,219
Other Assets Less Liabilities (-1.3%)		(1,690,447)

Net Assets (100%)		$133,586,772

*	Non-income producing.

Glossary:
ADR — American Depositary Receipt

See Notes to Financial Statements. 429

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$9,787,161	$12,395,215	$–	$22,182,376
Consumer Staples	7,438,583	7,103,380	–	14,541,963
Energy	2,985,785	3,730,516	–	6,716,301
Financials	4,017,995	13,736,873	–	17,754,868
Health Care	4,400,129	4,662,025	–	9,062,154
Industrials	6,179,057	11,166,911	–	17,345,968
Information Technology	19,080,794	20,302,986	–	39,383,780
Telecommunication Services	662,508	3,006,996	–	3,669,504
Utilities	–	1,261,601	–	1,261,601
Corporate Bonds
Health Care	–	76,913	–	76,913
Short-Term Investments	–	3,281,791	–	3,281,791
Total Asset	$54,552,012	$80,725,207	$–	$135,277,219
Total Liability	$–	$–	$–	$–
Total	$54,552,012	$80,725,207	$–	$135,277,219

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$1,095,025	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	$(1,095,025)	$—

Balance as of 6/30/09	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements. 430

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	–	*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$–

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	(2,337)	–	(2,337)
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$–	$(2,337)	$–	$(2,337)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$–	$–	$–	$–

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$29,915,689
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$13,594,330

See Notes to Financial Statements. 431

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,298,128
Aggregate gross unrealized depreciation	(42,904,330)

Net unrealized depreciation	$(41,606,202)

Federal income tax cost of investments	$176,883,421

For the six months ended June 30, 2009, the Portfolio incurred approximately $50 as brokerage commissions with Exane S.A. and $1,571 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $4,456,246 which expires in the year 2016.

See Notes to Financial Statements. 432

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (10.1%)
Asset-Backed Securities (6.4%)
Access Group, Inc.,
Series 2008-1 A
2.392%, 10/25/25(l)	$20,902,459	$21,075,552
ACE Securities Corp.,
Series 2006-NC3 A2A
0.364%, 12/25/36(b)(l)†	31,255	24,854
Series 2007-ASP2 A2A
0.404%, 6/25/37(b)(l)	527,448	372,967
Amortizing Residential Collateral Trust,
Series 2002-BC4 A
0.604%, 7/25/32(b)(l)	1,269	673
Argent Securities, Inc.,
Series 2006-M3 A2A
0.364%, 10/25/36(b)(l)	5,170	5,082
Asset Backed Funding Certificates,
Series 2004-OPT5 A1
0.664%, 6/25/34(b)(l)	258,634	126,270
Series 2006-OPT3 A3A
0.374%, 11/25/36(b)(l)	12,837	12,271
Bank One Issuance Trust,
Series 2004-A5 A5
0.449%, 3/15/14(l)	2,000,000	1,952,243
Bear Stearns Asset Backed Securities Trust,
Series 2002-2 A1
0.974%, 10/25/32(b)(l)	11,738	7,210
Series 2005-4 A
0.644%, 1/25/36(b)(l)	7,898	7,212
Capital Auto Receivables Asset Trust,
Series 2008-2 A3B
1.769%, 10/15/12(l)	5,900,000	5,858,856
Carrington Mortgage Loan Trust,
Series 2006-NC5 A1
0.364%, 1/25/37(b)(l)	601,386	499,672
Chase Issuance Trust,
Series 2006-A4 A4
0.339%, 10/15/13(l)	2,175,000	2,115,499
Series 2007-A1 A1
0.339%, 3/15/13(l)	13,400,000	13,165,981
Series 2008-A7 A7
0.969%, 11/15/11(l)	19,300,000	19,314,782
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL3 A3A
0.374%, 7/25/45(b)(l)	1,555,505	1,091,557
Series 2007-AMC2 A3A
0.394%, 1/25/37(l)	460,784	333,355
Series 2007-AMC4 A2A
0.374%, 5/25/37(b)(l)	1,448,806	1,164,012
Countrywide Asset-Backed Certificates,
Series 2006-15 A1
0.424%, 9/25/26(b)(l)	70,886	66,714
Series 2006-18 2A1
0.364%, 3/25/28(b)(l)	143,953	141,741
Series 2006-21 2A1
0.364%, 5/25/28(b)(l)	23,516	22,489
Series 2006-22 2A1
0.364%, 5/25/47(b)(l)	30,304	27,565
Series 2006-23 2A1
0.364%, 5/25/28(b)(l)	488,638	462,019
Series 2006-24 2A1
0.364%, 11/25/28(b)(l)	625,670	580,350

	Principal Amount	Value (Note 1)
Series 2006-6 2A2
0.494%, 9/25/36(b)(l)	$1,495,181	$1,055,814
Series 2007-6 2A1
0.414%, 9/25/37(b)(l)	391,306	349,186
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB6 A1
0.434%, 7/25/37(l)§	1,756,689	1,295,181
Daimler Chrysler Auto Trust,
Series 2008-B A3B
1.798%, 9/8/12(l)	600,000	597,461
First Franklin Mortgage Loan Asset Backed Certificates,
Series 2006-FF15 A3
0.364%, 11/25/36(b)(l)	545,099	513,348
Series 2006-FF16 2A1
0.364%, 12/25/36(b)(l)	319	316
First NLC Trust,
Series 2007-1 A1
0.384%, 8/25/37(l)§	1,490,809	930,315
Ford Credit Auto Owner Trust,
Series 2008-A A2
0.919%, 7/15/10(l)	1,789,004	1,789,364
Series 2008-C A2B
1.219%, 1/15/11(l)	8,358,028	8,364,215
Series 2008-C A3
1.739%, 6/15/12(l)	13,700,000	13,743,902
Fremont Home Loan Trust,
Series 2006-C 2A1
0.364%, 10/25/36(b)(l)	17,917	11,191
Series 2006-E 2A1
0.374%, 1/25/37(b)(l)	71,781	46,491
GSAA Home Equity Trust,
Series 2007-6 A4
0.614%, 5/25/47(l)	700,000	242,908
GSAMP Trust,
Series 2006-HE7 A2A
0.354%, 10/25/46(b)(l)	15,081	14,278
Series 2006-S6 A1A
0.384%, 10/25/36(b)(l)	2,118	1,708
Household Home Equity Loan Trust,
Series 2006-4 A1V
0.385%, 3/20/36(b)(l)	159,497	155,345
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 2A1
0.364%, 10/25/36(b)(l)	32,095	18,904
Series 2006-HE2 2A1
0.364%, 12/25/36(b)(l)	485,358	293,818
Series 2007-WF1 2A1
0.374%, 5/25/37(b)(l)	1,062,296	749,699
Indymac Residential Asset Backed Trust,
Series 2006-D 2A1
0.364%, 11/25/36(b)(l)	3,059	3,024
Series 2006-E 2A1
0.374%, 4/25/37(b)(l)	268,886	255,309
Series 2007-A 2A1
0.444%, 4/25/47(b)(l)	890,430	755,793
Series 2007-B 2A1
0.394%, 7/25/37(b)(l)	459,725	416,978
JPMorgan Mortgage Acquisition Corp.,
Series 2006-CH1 A2
0.364%, 7/25/36(b)(l)	29,035	27,510
Series 2006-HE3 A2
0.377%, 11/25/36(b)(l)	10,974	10,370

See Notes to Financial Statements. 433

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2006-WMC3 A2
0.364%, 8/25/36(b)(l)	$33,807	$31,381
Series 2007-CH4 A2
0.374%, 5/25/37(b)(l)	766,812	624,994
Lehman ABS Mortgage Loan Trust,
Series 2007-1 2A1
0.404%, 6/25/37(l)§	461,484	293,614
Lehman XS Trust,
Series 2006-16N A1A
0.394%, 11/25/46(b)(l)	142,694	119,328
Series 2006-9 A1A
0.384%, 5/25/46(l)	360	355
Long Beach Mortgage Loan Trust,
Series 2005-WL2 3A1
0.494%, 8/25/35(b)(l)	5,615	5,457
Series 2006-10 2A1
0.354%, 11/25/36(b)(l)	11,155	10,351
MASTR Asset Backed Securities Trust,
Series 2006-HE5 A1
0.374%, 11/25/36(b)(l)	350,906	325,417
Series 2007-HE1 A1
0.394%, 5/25/37(b)(l)	911,715	737,353
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4 2A1
0.374%, 7/25/37(b)(l)	1,026,405	811,264
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-AHL1 A2A
0.364%, 5/25/37(b)(l)	20,759	20,355
Series 2006-FF1 A2A
0.384%, 8/25/36(b)(l)	52,693	52,387
Series 2006-MLN1 A2A
0.384%, 7/25/37(b)(l)	47,712	44,572
Morgan Stanley Capital, Inc.,
Series 2006-HE7 A2A
0.364%, 9/25/36(b)(l)	36,837	35,253
Series 2006-HE8 A2A
0.364%, 10/25/36(b)(l)	31,337	29,131
Series 2006-NC5 A2A
0.354%, 10/25/36(b)(l)	57,083	53,484
Series 2007-HE6 A1
0.374%, 5/25/37(b)(l)	875,052	555,293
Series 2007-NC3 A2A
0.374%, 5/25/37(b)(l)	867,736	692,845
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2 A1
0.364%, 11/25/36(b)(l)	14,569	13,821
Nationstar Home Equity Loan Trust,
Series 2007-C 2AV1
0.374%, 6/25/37(b)(l)	1,053,284	942,910
Nomura Asset Acceptance Corp.,
Series 2006-S1 A1
0.454%, 1/25/36(l)§	6,617	5,805
Park Place Securities, Inc.,
Series 2005-WCW1 A1B
0.574%, 9/25/35(b)(l)	15,413	9,773
RAAC Series,
Series 2007-SP2 A2
0.714%, 6/25/47(l)	600,000	218,081
Residential Asset Securities Corp.,
Series 2006-KS9 AI1
0.384%, 11/25/36(b)(l)	42,067	41,503
Series 2007-KS3 AI1
0.424%, 4/25/37(b)(l)	438,090	380,984

	Principal Amount	Value (Note 1)
Securitized Asset Backed Receivables LLC Trust,
Series 2006-NC3 A2A
0.364%, 9/25/36(b)(l)	$11,105	$9,757
Series 2007-BR5 A2A
0.444%, 5/25/37(b)(l)	1,485,097	924,994
Series 2007-HE1 A2A
0.374%, 12/25/36(b)(l)	714,785	400,083
SLC Student Loan Trust,
Series 2007-1 A1
0.863%, 2/15/15(l)	583,341	582,510
SLM Student Loan Trust,
Series 2006-5 A2
1.082%, 7/25/17(l)	196,022	195,894
Series 2006-9 A2
1.092%, 4/25/17(l)	960,781	957,964
Series 2007-2 A1
1.072%, 4/25/14(l)	932,405	929,811
Series 2007-3 A3
1.132%, 4/25/19(l)	8,700,000	7,984,337
Series 2008-2 A2
1.542%, 1/25/17(l)	7,700,000	7,526,369
Series 2008-9 A
2.592%, 4/25/23(l)	23,180,369	23,642,618
Structured Asset Investment Loan Trust,
Series 2006-4 A3
0.364%, 7/25/36(b)(l)	14,800	13,414
Structured Asset Securities Corp.,
Series 2002-HF1 A
0.604%, 1/25/33(b)(l)	2,155	1,530
Series 2005-7XS 2A1A
4.900%, 4/25/35(b)(l)	159,848	94,385
Series 2006-BC3 A2
0.364%, 10/25/36(b)(l)	81,574	74,468
Series 2006-OPT1 A3
0.424%, 4/25/36(b)(l)	108,214	106,781
Washington Mutual Asset-Backed Certificates,
Series 2006-HE5 2A1
0.374%, 10/25/36(b)(l)	829,859	680,281
Wells Fargo Home Equity Trust,
Series 2006-3 A1
0.364%, 1/25/37(b)(l)	55,884	55,095

		150,307,356

Non-Agency CMO (3.7%)
American Home Mortgage Assets,
Series 2006-1 2A1
0.504%, 5/25/46(l)	11,266,904	4,146,296
Banc of America Commercial Mortgage, Inc.,
Series 2006-3 A4
5.889%, 7/10/44(l)	5,900,000	4,684,854
Series 2007-3 A4
5.837%, 6/10/49(l)	1,400,000	990,708
Series 2007-4 A4
5.935%, 2/10/51(l)	1,400,000	1,129,341
Banc of America Funding Corp.,
Series 2006-A 1A1
4.585%, 2/20/36(l)	1,055,478	800,942
Banc of America Mortgage Securities, Inc.,
Series 2004-1 5A1
6.500%, 9/25/33	40,710	38,464
BCAP LLC Trust,
Series 2006-AA2 A1
0.484%, 1/25/37(l)	1,587,917	603,531

See Notes to Financial Statements. 434

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11 1A2
5.088%, 2/25/33(l)	$23,825	$21,328
Series 2003-3 3A2
4.471%, 5/25/33(l)	226,753	207,725
Series 2003-8 2A1
5.409%, 1/25/34(l)	13,582	10,928
Series 2003-8 4A1
5.105%, 1/25/34(l)	33,586	25,770
Series 2004-10 21A1
4.828%, 1/25/35(l)	5,001,210	4,209,487
Series 2005-2 A1
2.940%, 3/25/35(l)	241,533	208,742
Series 2005-2 A2
2.264%, 3/25/35(l)	89,117	76,496
Series 2005-5 A1
2.500%, 8/25/35(l)	76,456	66,839
Series 2005-5 A2
4.550%, 8/25/35(l)	1,394,128	1,229,415
Series 2007-3 1A1
5.457%, 5/25/47(l)	12,427,592	7,234,473
Bear Stearns Alt-A Trust,
Series 2005-7 22A1
5.490%, 9/25/35(l)	3,285,818	1,779,702
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 1998-C1 A2
6.440%, 6/16/30	4,291	4,283
Chevy Chase Mortgage Funding Corp.,
Series 2007-2A A1
0.444%, 5/25/48(l)§	2,137,703	778,083
Citigroup Commercial Mortgage Trust,
Series 2006-FL2 A1
0.389%, 8/15/21(l)§	1,240	1,048
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11 A1A
2.990%, 5/25/35(l)	90,217	73,543
Series 2005-11 A2A
4.700%, 10/25/35(l)	1,419,125	1,144,135
Series 2005-12 2A1
1.114%, 8/25/35(l)§	921,358	586,993
Series 2005-6 A1
4.748%, 8/25/35(l)	103,630	82,358
Series 2005-6 A2
4.248%, 8/25/35(l)	489,454	389,099
Series 2005-6 A3
4.098%, 8/25/35(l)	72,121	52,294
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3 A5
5.617%, 10/15/48	4,000,000	3,255,519
Countrywide Alternative Loan Trust,
Series 2003-J1 4A1
6.000%, 10/25/32	4,028	3,484
Series 2005-61 2A1
0.594%, 12/25/35(l)	40,623	19,010
Series 2005-62 2A1
2.340%, 12/25/35(l)	411,038	185,820
Series 2006-OA12 A1A
0.395%, 9/20/46(l)	59,988	58,536
Series 2006-OA22 A1
0.474%, 2/25/47(l)	1,003,410	377,373
Series 2007-OA7 A1A
0.494%, 5/25/47(l)	231,173	86,465

	Principal Amount	Value (Note 1)
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2002-30 M
5.309%, 10/19/32(l)	$8,013	$2,200
Series 2003-HYB3 7A1
3.759%, 11/19/33(l)	89,580	80,954
Series 2004-12 11A1
4.543%, 8/25/34(l)	959,909	590,243
Series 2005-25 A11
5.500%, 11/25/35	1,233,560	839,144
Series 2005-3 1A2
0.604%, 4/25/35(l)	419,926	188,372
Series 2005-R2 1AF1
0.654%, 6/25/35(l)§	189,021	137,066
CS First Boston Mortgage Securities Corp.,
Series 2002-P1A A
1.135%, 3/25/32(l)§	2,355	1,779
Series 2005-C6 A1
4.938%, 12/15/40	55,375	55,587
Deutsche ALT-A Securities, Inc.,
Series 2003-3 3A1
5.000%, 10/25/18	992,056	947,104
Series 2005-AR2 7A1
5.590%, 10/25/35(l)	462,964	245,838
Series 2006-AB4 A1B1
0.414%, 10/25/36(l)	28,096	24,057
Series 2007-1 1A1
0.404%, 8/25/37(l)	1,153,038	998,810
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
3.572%, 6/25/34(l)	263,048	170,042
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
5.365%, 8/25/35(l)	546,885	415,472
GMAC Commercial Mortgage Securities, Inc.,
Series 2006-C1 A4
5.238%, 11/10/45(l)	5,900,000	4,886,515
Greenpoint Mortgage Funding Trust,
Series 2005-AR5 1A1
0.584%, 11/25/45(l)	65,992	31,406
Series 2006-AR6 A1A
0.394%, 10/25/46(l)	93,183	76,667
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9 A4
5.444%, 3/10/39	11,800,000	9,405,952
GS Mortgage Securities Corp. II,
Series 2007-EOP A1
0.408%, 3/6/20(l)§	730,905	626,054
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
4.469%, 9/25/35(l)	350,517	294,681
Harborview Mortgage Loan Trust,
Series 2005-2 2A1A
0.533%, 5/19/35(l)	48,035	21,472
Series 2006-1 2A1A
0.553%, 3/19/36(l)	354,342	149,261
Series 2006-12 2A11
0.403%, 1/19/38(l)	68,107	62,914
Impac Secured Assets Corp.,
Series 2006-4 A2A
0.394%, 1/25/37(b)(l)	41,705	39,117

See Notes to Financial Statements. 435

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Indymac Index Mortgage Loan Trust,
Series 2004-AR11 2A
4.976%, 12/25/34(l)	$329,855	$249,768
Series 2006-AR14 1A1A
0.404%, 11/25/46(l)	66,280	61,714
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2007-CB20 A4
5.794%, 2/12/51(l)	1,900,000	1,419,329
JPMorgan Mortgage Trust,
Series 2005-A1 6T1
5.012%, 2/25/35(l)	1,914,638	1,673,709
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
3.469%, 11/21/34(l)	200,000	126,028
Series 2007-3 22A1
0.424%, 5/25/47(l)	72,989	71,660
Mellon Residential Funding Corp.,
Series 2000-TBC3 A1
0.759%, 12/15/30(l)	51,255	41,255
Series 2001-TBC1 A1
0.669%, 11/15/31(l)	187,214	135,862
Merrill Lynch Floating Trust,
Series 2006-1 A1
0.389%, 6/15/22(l)§	55,440	38,808
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-A10 A
0.524%, 2/25/36(l)	1,474,168	794,249
MLCC Mortgage Investors, Inc.,
Series 2005-2 1A
4.250%, 10/25/35(l)	3,111,445	2,508,616
Series 2005-2 2A
4.250%, 10/25/35(l)	2,602,651	2,080,148
Series 2005-2 3A
1.314%, 10/25/35(l)	380,473	302,818
Series 2005-3 4A
0.564%, 11/25/35(l)	288,590	198,913
Series 2005-3 5A
0.564%, 11/25/35(l)	327,444	218,150
Residential Accredit Loans, Inc.,
Series 2005-QO1 A1
0.614%, 8/25/35(l)	79,459	36,291
Securitized Asset Sales, Inc.,
Series 1993-6 A5
4.848%, 11/26/23(l)	4,048	3,657
Sequoia Mortgage Trust,
Series 10 2A1
0.695%, 10/20/27(l)	25,502	20,534
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
4.802%, 2/25/34(l)	211,564	159,167
Series 2004-19 2A1
2.610%, 1/25/35(l)	63,362	27,617
Series 2005-17 3A1
5.516%, 8/25/35(l)	301,601	196,144
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR5 1A1
0.643%, 10/19/34(l)	119,209	90,737
Series 2005-AR5 A1
0.563%, 7/19/35(l)	232,726	151,381
Series 2005-AR5 A2
0.563%, 7/19/35(l)	518,404	330,524

	Principal Amount	Value (Note 1)
Series 2005-AR5 A3
0.563%, 7/19/35(l)	$1,029,619	$646,544
Series 2006-AR4 2A1
0.504%, 6/25/36(l)	87,277	33,036
Series 2006-AR5 1A1
0.524%, 5/25/46(l)	2,734,139	1,102,750
Series 2006-AR7 A8
0.384%, 8/25/36(l)	92,581	88,626
Series 2007-AR3 1A1
0.414%, 9/25/47(l)	743,304	692,276
Structured Asset Securities Corp.,
Series 2006-11 A1
4.504%, 10/25/35(l)§	143,976	96,644
TBW Mortgage Backed Pass Through Certificates,
Series 2006-4 A1B
0.414%, 9/25/36(l)	3,001	2,986
Series 2006-6 A1
0.424%, 1/25/37(l)	41,673	37,812
Thornburg Mortgage Securities Trust,
Series 2006-5 A1
0.434%, 9/25/46(l)	728,210	667,863
Series 2007-1 A3A
0.414%, 3/25/37(l)	4,014,086	3,495,977
Series 2007-2 A2A
0.444%, 6/25/37(l)	2,855,774	2,489,068
Wachovia Bank Commercial Mortgage Trust,
Series 2006-WL7A A1
0.409%, 9/15/21(l)§	3,054,767	2,194,767
Series 2007-WHL8 A1
0.399%, 6/15/20(l)§	1,873,134	1,375,285
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR17 1A
2.540%, 11/25/42(l)	17,696	10,179
Series 2002-AR2 A
2.877%, 2/27/34(l)	13,955	11,417
Series 2003-AR1 A5
3.766%, 3/25/33(l)	1,645,279	1,330,012
Series 2003-R1 A1
0.854%, 12/25/27(l)	401,761	299,927
Series 2004-AR1 A
3.711%, 3/25/34(l)	4,088,087	3,425,477
Series 2005-AR13 A1A1
0.604%, 10/25/45(l)	358,093	187,340
Series 2005-AR15 A1A1
0.574%, 11/25/45(l)	81,923	39,636
Series 2006-AR15 2A
2.840%, 11/25/46(l)	75,408	49,406
Series 2006-AR3 A1A
2.340%, 2/25/46(l)	125,860	55,964
Series 2006-AR7 3A
3.127%, 7/25/46(l)	363,032	152,942
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S A1
3.581%, 9/25/34(l)	169,686	147,425
Series 2007-10 1A22
0.814%, 7/25/37(l)	3,144,499	1,902,962

		86,327,191

Total Asset-Backed and Mortgage- Backed Securities		236,634,547

See Notes to Financial Statements. 436

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Convertible Bonds (0.0%)
Government Securities (0.0%)
U.S. Government Agencies (0.0%)
Federal Home Loan Mortgage Corp.
4.033%, 1/1/34(l)	$64,430	$65,208
Federal National Mortgage Association
5.570%, 1/1/36(l)	736,629	761,760

Total Government Securities		826,968

Total Convertible Bonds		826,968

Corporate Bonds (22.8%)
Consumer Staples (0.2%)
Food & Staples Retailing (0.1%)
Wal-Mart Stores, Inc.
5.800%, 2/15/18	$1,900,000	2,069,754

Food Products (0.0%)
Kraft Foods, Inc.
6.000%, 2/11/13	700,000	745,749

Tobacco (0.1%)
Reynolds American, Inc.
1.329%, 6/15/11(l)	1,200,000	1,122,000

Total Consumer Staples		3,937,503

Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Rockies Express Pipeline LLC
4.500%, 8/20/09(l)§	3,900,000	3,900,371

Total Energy		3,900,371

Financials (20.2%)
Capital Markets (4.8%)
Goldman Sachs Group, Inc.
0.934%, 11/16/09(l)	6,715,000	6,708,883
0.901%, 6/28/10(l)	3,900,000	3,879,034
0.709%, 3/15/11(l)	40,900,000	41,096,197
5.950%, 1/18/18	3,000,000	2,909,877
Merrill Lynch & Co., Inc.
3.188%, 5/12/10(l)	20,460,000	20,344,872
1.292%, 7/25/11(l)	1,000,000	925,978
0.867%, 6/5/12(l)	7,700,000	6,854,124
Morgan Stanley
3.006%, 5/14/10(l)	21,100,000	21,038,451
1.399%, 1/9/12(l)	500,000	450,704
1.449%, 1/9/14(l)	2,100,000	1,885,342
5.750%, 10/18/16	2,500,000	2,396,742
6.625%, 4/1/18	4,200,000	4,187,005

		112,677,209

Commercial Banks (3.8%)
American Express Centurion Bank
0.399%, 7/13/10(l)	3,800,000	3,697,484
Banco Bilbao Vizcaya Argentaria/Puerto Rico
0.660%, 5/25/12(l)†	1,700,000	1,689,517
Citigroup, Inc.
1.016%, 5/7/12(l)	50,000,000	49,878,650
JPMorgan Chase Bank N.A.
0.959%, 6/13/16(l)	5,700,000	4,646,782
SunTrust Bank/Georgia
3.000%, 11/16/11	20,000,000	20,634,820
Wachovia Bank N.A./North Carolina
0.726%, 12/2/10(l)	600,000	591,875

	Principal Amount	Value (Note 1)
Wachovia Corp.
5.750%, 6/15/17	$2,000,000	$1,973,118
Wells Fargo & Co.
0.849%, 6/15/12(l)	5,000,000	5,045,810

		88,158,056

Consumer Finance (1.6%)
American Express Co.
7.000%, 3/19/18	3,100,000	3,010,218
8.150%, 3/19/38	890,000	940,794
American Honda Finance Corp.
1.359%, 6/20/11(l)§	19,600,000	18,913,039
HSBC Finance Corp.
4.125%, 11/16/09	900,000	904,967
1.166%, 8/9/11(l)	13,650,000	12,353,264
SLM Corp.
1.322%, 10/25/11(l)	1,000,000	810,233

		36,932,515

Diversified Financial Services (8.0%)
Caterpillar Financial Services Corp.
1.354%, 6/24/11(l)	18,900,000	18,666,491
Citigroup Funding, Inc.
2.036%, 5/7/10(l)	22,100,000	21,643,701
Citigroup, Inc.
0.631%, 12/28/09(l)	2,400,000	2,376,890
0.944%, 5/18/11(l)	4,800,000	4,537,671
Credit Suisse USA, Inc.
0.865%, 11/20/09(l)	1,224,000	1,222,657
General Electric Capital Corp.
1.122%, 10/26/09(l)	300,000	299,950
0.628%, 7/8/10(l)	8,000,000	8,024,896
0.924%, 5/8/12(l)	25,000,000	25,043,175
0.609%, 12/21/12(l)	20,000,000	20,069,340
1.616%, 5/22/13(l)	10,800,000	9,696,402
6.375%, 11/15/67(l)	10,900,000	7,272,709
John Deere Capital Corp.
1.400%, 6/10/11(l)	23,600,000	23,422,858
JPMorgan Chase & Co.
0.854%, 12/26/12(l)	25,000,000	25,250,025
National Rural Utilities Cooperative Finance Corp.
1.372%, 7/1/10(l)	19,000,000	19,004,674

		186,531,439

Insurance (2.0%)
American International Group, Inc.
5.375%, 10/18/11	1,000,000	720,445
Metropolitan Life Global Funding I
1.358%, 6/25/10(l)§	19,700,000	19,633,631
Pacific Life Global Funding
5.150%, 4/15/13§	1,200,000	1,195,993
Pricoa Global Funding I
1.446%, 6/4/10(l)§	16,800,000	16,169,222
1.139%, 1/30/12(l)§	9,800,000	9,195,164

		46,914,455

Total Financials		471,213,674

Health Care (0.4%)
Pharmaceuticals (0.4%)
GlaxoSmithKline Capital, Inc.
1.545%, 5/13/10(l)	9,700,000	9,767,308

Total Health Care		9,767,308

See Notes to Financial Statements. 437

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Industrials (0.0%)
Airlines (0.0%)
UAL Pass Through Trust
Series 01A3
6.602%, 9/1/13	$1,079	$1,068

Total Industrials		1,068

Information Technology (0.8%)
Computers & Peripherals (0.8%)
Hewlett-Packard Co.
1.710%, 5/27/11(l)	18,600,000	18,838,657

Total Information Technology		18,838,657

Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.1%)
BellSouth Corp.
4.950%, 4/26/10§	3,600,000	3,677,793

Wireless Telecommunication Services (0.9%)
Verizon Wireless Capital LLC
3.316%, 5/20/11(l)§	20,250,000	20,840,834

Total Telecommunication Services		24,518,627

Utilities (0.0%)
Electric Utilities (0.0%)
Nevada Power Co.,
Series L
5.875%, 1/15/15	150,000	153,664

Multi-Utilities (0.0%)
NiSource Finance Corp.
1.231%, 11/23/09(l)	100,000	99,206

Total Utilities		252,870

Total Corporate Bonds		532,430,078

Government Securities (83.6%)
Agency ABS (2.0%)
Federal Home Loan Mortgage Corp.
0.574%, 8/25/31(b)(l)	$13,755	11,030
Small Business Administration
Series 2008-P10A
5.902%, 2/10/18	932,859	1,012,070
Small Business Administration Participation Certificates
Series 2003-20I
5.130%, 9/1/23	29,068	30,415
Series 2004-20C 1
4.340%, 3/1/24	186,562	190,447
Series 2005-20B 1
4.625%, 2/1/25	208,524	214,970
Series 2008-20A 1
5.170%, 1/1/28	6,223,868	6,491,299
Series 2008-20D 1
5.370%, 4/1/28	8,191,198	8,643,378
Series 2008-20G
5.870%, 7/1/28	13,725,723	14,518,943
Series 2008-20H
6.020%, 8/1/28	13,418,651	14,694,125

		45,806,677

Agency CMO (1.3%)
Federal Home Loan Mortgage Corp.
5.500%, 5/15/16	883,037	900,490

	Principal Amount	Value (Note 1)
4.500%, 5/15/17	$76,996	$79,589
5.000%, 1/15/18	151,141	156,173
0.549%, 2/15/19(l)	7,113,980	6,978,694
0.469%, 7/15/19(l)	3,580,506	3,510,051
5.000%, 2/15/20	1,489,429	1,551,580
5.000%, 8/15/20	1,085,114	1,131,654
0.469%, 10/15/20(l)	3,282,627	3,213,144
4.000%, 10/15/23	23,221	23,269
5.000%, 5/15/27	2,231,102	2,305,189
6.500%, 4/15/29	48,312	51,675
0.669%, 12/15/29(l)	6,055	5,949
0.669%, 12/15/30(l)	59,154	58,352
6.500%, 7/25/43	14,948	15,954
2.540%, 10/25/44(l)	1,405,656	1,382,905
2.540%, 2/25/45(l)	1,753,958	1,670,421
Federal National Mortgage Association
4.631%, 5/25/35(l)	881,034	878,954
0.374%, 12/25/36(l)	183,485	165,478
0.514%, 10/27/37(l)	6,700,000	6,097,000
0.664%, 5/25/42(l)	111,830	100,325
5.950%, 2/25/44	223,558	236,378

		30,513,224

Municipal Bonds (0.8%)
Buckeye Tobacco Settlement Financing Authority
5.750%, 6/1/34	500,000	321,520
6.000%, 6/1/42	800,000	474,824
5.875%, 6/1/47	400,000	225,800
City of New York, New York General Obligation Unlimited
1.631%, 1/15/10(l)	4,240,000	4,251,321
Golden State Tobacco Securitization Corp.
5.125%, 6/1/47	300,000	162,006
5.750%, 6/1/47	2,100,000	1,258,950
New York City Municipal Water Finance Authority
4.750%, 6/15/38	100,000	94,156
5.000%, 6/15/38	1,300,000	1,282,333
State of Texas
5.000%, 4/1/33	4,100,000	4,123,206
4.750%, 4/1/37	5,900,000	5,611,608
Tobacco Settlement Finance Authority of West Virginia
7.467%, 6/1/47	1,345,000	902,024

		18,707,748

U.S. Government Agencies (72.3%)
Federal Home Loan Mortgage Corp.
0.630%, 9/3/10(l)	17,250,000	17,280,688
0.580%, 9/24/10(l)	112,350,000	112,532,793
0.888%, 2/1/11(l)	162,600,000	162,293,824
0.703%, 3/9/11(l)	51,150,000	51,312,299
0.657%, 4/1/11(l)	19,160,000	19,214,778
1.211%, 4/7/11(l)	178,870,000	179,358,315
0.926%, 5/4/11(l)	414,403,000	415,243,409
0.937%, 8/5/11(l)	54,157,000	54,142,919
5.000%, 12/14/18	2,800,000	2,658,323
4.990%, 11/1/23(l)	6,213	6,275
4.879%, 3/1/35(l)	590,568	611,472
4.881%, 10/1/35(l)	330,008	332,677
5.096%, 10/1/35(l)	389,519	405,237
4.850%, 11/1/35(l)	323,574	335,354
6.701%, 7/1/36(l)	4,655,348	4,863,482
6.656%, 9/1/36(l)	4,822,401	5,054,365
6.595%, 10/1/36(l)	5,634,498	5,897,263
5.500%, 12/1/37	1,608,649	1,662,925

See Notes to Financial Statements. 438

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 2/1/38	$23,480,280	$24,272,510
5.500%, 4/1/38	1,467,639	1,517,158
Federal National Mortgage Association
0.883%, 2/12/10(l)	1,565,000	1,567,387
1.029%, 7/13/10(l)	10,000,000	10,008,370
0.966%, 8/5/10(l)	74,200,000	74,325,398
0.710%, 10/22/10(l)	30,000,000	30,120,870
5.000%, 1/1/17	26,958	28,203
5.000%, 2/1/18	170,754	178,801
5.000%, 7/1/23	366,075	379,359
6.000%, 2/1/32	27,347	28,852
6.000%, 9/1/32	665,787	702,418
6.000%, 1/1/33	9,056,361	9,557,656
4.287%, 11/1/34(l)	415,114	419,604
4.644%, 1/1/35(l)	86,465	89,197
5.000%, 1/1/35	74,008	75,659
5.000%, 3/1/35	68,482	70,010
5.000%, 5/1/35	32,952	33,667
4.203%, 7/1/35(l)	409,022	419,270
5.000%, 10/1/35	330,818	337,990
5.607%, 12/1/35(l)	944,751	990,638
5.000%, 2/1/36	1,869,990	1,910,530
6.000%, 2/1/36	980,661	1,027,262
5.000%, 3/1/36	817,890	835,622
5.715%, 3/1/36(l)	1,151,737	1,204,447
5.754%, 3/1/36(l)	1,250,450	1,310,088
5.000%, 5/1/36	3,123,773	3,191,495
5.000%, 6/1/36	735,800	750,717
6.000%, 6/1/36	110,182	115,418
5.000%, 8/1/36	46,943	47,895
5.500%, 9/1/36	278,732	289,225
6.000%, 9/1/36	23,815	24,946
6.000%, 12/1/36	195,114	204,386
6.000%, 1/1/37	397,637	416,533
6.000%, 3/1/37	2,307,605	2,426,636
6.000%, 5/1/37	216,224	226,296
6.000%, 6/1/37	362,411	379,293
6.000%, 7/1/37	617,815	646,594
5.500%, 8/1/37	121,276	125,652
6.000%, 8/1/37	22,250,012	23,286,463
6.000%, 9/1/37	37,447,095	39,191,456
6.000%, 10/1/37	7,381,622	7,725,473
6.000%, 11/1/37	69,314,569	72,543,382
6.000%, 12/1/37	22,281,188	23,319,092
6.000%, 1/1/38	8,274,839	8,660,216
5.500%, 2/1/38	94,205	97,442
6.000%, 3/1/38	15,675,019	16,401,863
6.000%, 4/1/38	14,883,378	15,573,513
6.000%, 5/1/38	400,175	418,731
6.000%, 6/1/38	964,968	1,009,714
6.000%, 8/1/38	24,710,987	25,856,823
6.000%, 9/1/38	112,342,505	117,551,774
6.000%, 10/1/38	112,094,123	117,291,873
6.000%, 11/1/38	8,052,690	8,426,089
6.000%, 12/1/38	7,361,279	7,702,618
2.638%, 3/1/44(l)	784,814	781,578
2.638%, 7/1/44(l)	19,584	19,161
2.638%, 10/1/44(l)	92,463	91,068
Government National Mortgage Association
6.500%, 10/15/31	1,215	1,309
6.000%, 8/15/32	96,540	101,468
6.000%, 2/15/33	118,870	124,864
6.000%, 10/15/33	12,890	13,540

	Principal Amount	Value (Note 1)
6.000%, 1/15/34	$47,612	$49,894
Small Business Administration
Series P10A
4.504%, 2/1/14	51,140	52,201

		1,689,754,055

U.S. Treasuries (7.2%)
U.S. Treasury Notes
3.500%, 1/15/11 TIPS	82,975,465	86,579,753
1.875%, 7/15/13 TIPS	43,184,364	44,290,963
2.000%, 1/15/14 TIPS	7,154,180	7,317,381
2.000%, 7/15/14 TIPS	3,619,552	3,704,387
1.625%, 1/15/15 TIPS	5,248,067	5,223,464
1.875%, 7/15/15 TIPS	20,936,274	21,165,275
2.500%, 7/15/16 TIPS	929,113	975,279

		169,256,502

Total Government Securities		1,954,038,206

Total Long-Term Debt Securities (116.5%) (Cost $2,751,524,720)		2,723,929,799

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.0%)
Commercial Banks (0.0%)
Wells Fargo & Co.
7.500%	1,100	863,467

Total Convertible Preferred Stocks (0.0%) (Cost $1,100,000)		863,467

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (0.2%)
U.S. Treasury Bills
0.10%, 7/16/09 (o)(p)	$12,000	11,999
0.11%, 7/23/09 (o)(p)	3,197,000	3,196,767

Total Government Securities (Cost/Amortized Cost $3,208,755)		3,208,766

Total Investments Before Options Written and Securities Sold Short (116.7%) (Cost/Amortized Cost $2,755,833,475)		2,728,002,032

	Number of Contracts	Value (Note 1)
OPTION WRITTEN:
Put Option Written (0.0%)
90 Day EURODollar Future December 2009 @ $98.63*	(2,710)	(728,313)

Total Options Written (0.0%) (Premiums Received $925,725)		(728,313)

Total Investments Before Securities Sold Short (116.7%) (Cost/Amortized Cost $2,754,907,750)		2,727,273,719

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
U.S. Government Agencies (-1.2%)
Federal Home Loan Mortgage Corp.
5.500%, 7/15/39 TBA	$(20,000,000)	$(20,643,760)
Federal National Mortgage Association
5.000%, 7/25/39 TBA	(6,600,000)	(6,719,625)

See Notes to Financial Statements. 439

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 7/25/39 TBA	$(400,000)	$(412,875)

Total Securities Sold Short (-1.2%) (Proceeds Received $27,671,375)		(27,776,260)

Total Investments after Options Written and Securities Sold Short (115.5%) (Cost/Amortized Cost $2,727,236,375)		2,699,497,459
Other Assets Less Liabilities (-15.5%)		(361,998,024)

Net Assets (100%)		$2,337,499,435

*	Non-income producing.
†	Securities (totaling $1,714,371 or 0.1% of net assets) at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2009, the market value of these securities amounted to $101,887,489 or 4.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2009.
(p)	Yield to maturity.

Glossary:
ABS	—	Asset-Backed Security
CMO	—	Collateralized Mortgage Obligation
TBA	—	Security is subject to delayed delivery.
TIPS	—	Treasury Inflation Protected Security

See Notes to Financial Statements. 440

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchases
EURODollar	154	June-10	$37,999,500	$37,905,175	$(94,325)
EURODollar	232	June-11	56,468,800	56,271,600	(197,200)

					$(291,525)

At June 30, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Malaysian Ringgit vs. U.S. Dollar, expiring 8/12/09	125	35	$35,430	$34,951	$479
Malaysian Ringgit vs. U.S. Dollar, expiring 8/12/09	285	80	80,893	80,000	893
Malaysian Ringgit vs. U.S. Dollar, expiring 8/12/09	566	160	160,809	160,000	809
Mexican Peso vs. U.S. Dollar, expiring 11/27/09	565	38	41,982	37,892	4,090
Philippine Peso vs. U.S. Dollar, expiring 8/6/09	33,311	675	689,668	674,849	14,819
Philippine Peso vs. U.S. Dollar, expiring 12/24/10	12,100	270	245,012	270,331	(25,319)
Singapore Dollar vs. U.S. Dollar, expiring 7/30/09	3,112	2,120	2,147,704	2,120,000	27,704
Singapore Dollar vs. U.S. Dollar, expiring 7/30/09	2,714	1,802	1,873,132	1,801,713	71,419
Singapore Dollar vs. U.S. Dollar, expiring 7/30/09	3,327	2,300	2,296,084	2,300,000	(3,916)
Singapore Dollar vs. U.S. Dollar, expiring 12/24/10	4,577	3,317	3,154,481	3,316,912	(162,431)

					$(71,453)

Foreign Currency Sell Contracts
Malaysian Ringgit vs. U.S. Dollar, expiring 8/12/09	269	976	$269,046	$277,132	$(8,086)
Mexican Peso vs. U.S. Dollar, expiring 11/27/09	39	565	39,140	41,982	(2,842)
Philippine Peso vs. U.S. Dollar, expiring 8/6/09	352	16,855	352,017	348,960	3,057
Philippine Peso vs. U.S. Dollar, expiring 8/6/09	340	16,456	340,000	340,708	(708)
Philippine Peso vs. U.S. Dollar, expiring 12/24/10	250	12,100	250,362	245,011	5,351
Singapore Dollar vs. U.S. Dollar, expiring 7/30/09	6,134	9,152	6,133,889	6,316,921	(183,032)
Singapore Dollar vs. U.S. Dollar, expiring 12/24/10	3,209	4,577	3,209,224	3,154,481	54,743

					$(131,517)

					$(202,970)

Options Written:

Options written through the six months ended June 30, 2009 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2009	145	$24,190
Options Written	5,546	4,394,516

Options Terminated in Closing Purchase Transactions	(1,484)	(2,533,223)
Options Expired	(1,497)	(959,758)
Options Exercised	—	—

Options Outstanding – June 30, 2009	2,710	$925,725

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

See Notes to Financial Statements. 441

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$–	$150,282,502	$24,854	$150,307,356
Non-Agency CMO	–	86,327,191	–	86,327,191
Convertible Bonds
Government Securities	–	826,968	–	826,968
Convertible Preferred Stocks
Financials	863,467	–	–	863,467
Corporate Bonds
Consumer Staples	–	3,937,503	–	3,937,503
Energy	–	3,900,371	–	3,900,371
Financials	–	469,524,157	1,689,517	471,213,674
Health Care	–	9,767,308	–	9,767,308
Industrials	–	1,068	–	1,068
Information Technology	–	18,838,657	–	18,838,657
Telecommunication Services	–	24,518,627	–	24,518,627
Utilities	–	252,870	–	252,870
Forward Currency Contracts	–	183,364	–	183,364
Government Securities
Agency ABS	–	45,806,677	–	45,806,677
Agency CMO	–	30,513,224	–	30,513,224
Municipal Bonds	–	18,707,748	–	18,707,748
U.S. Government Agencies	–	1,689,754,055	–	1,689,754,055
U.S. Treasuries	–	169,256,502	–	169,256,502
Short-Term Investments	–	3,208,766	–	3,208,766
Total Asset	$863,467	$2,725,607,558	$1,714,371	$2,728,185,396
Liability:
Forward Currency Contracts	$–	$(386,334)	$–	$(386,334)
Futures	(291,525)	–	–	(291,525)
Government Securities
U.S. Government Agencies	–	(27,776,260)	$–	(27,776,260)
Total Liability	$(1,019,838)	$(28,162,594)	$–	$(29,182,432)
Total	$(156,371)	$2,697,444,964	$1,714,371	$2,699,002,964

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-ABS	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	24,854	—

Balance as of 6/30/09	$24,854	$—

See Notes to Financial Statements. 442

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	1,689,517	—

Balance as of 6/30/09	$1,689,517	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$(13,350)	$—

*Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Values of Derivative Instruments as of June 30, 2009

	Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$197,412	*
Foreign exchange contracts	Receivables	183,364
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$380,776

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$(291,525	)*
Foreign exchange contracts	Payables	(386,334)
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	–	*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(677,859)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$2,869,710	$29,832,084	$–	$–	$32,701,794
Foreign exchange contracts	–	–	(2,267,142)	–	(2,267,142)
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$2,869,710	$29,832,084	$(2,267,142)	$–	$30,434,652

See Notes to Financial Statements. 443

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$410,494	$(26,945,054)	$–	$–	$(26,534,560)
Foreign exchange contracts	–	–	1,774,295	–	1,774,295
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$410,494	$(26,945,054)	$1,774,295	$–	$(24,760,265)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks, long-term corporate debt securities and short positions	$2,380,688,713
Long-term U.S. Treasury securities	2,402,717,987

$4,783,406,700

Net Proceeds of Sales and Redemptions:
Stocks, long-term corporate debt securities and short positions	$726,626,783
Long-term U.S. Treasury securities	4,231,626,319

$4,958,253,102

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(271,325,089)

Net unrealized depreciation	$(271,325,089)

Federal income tax cost of investments	$2,971,655,746

See Notes to Financial Statements. 444

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (5.6%)
Asset-Backed Securities (0.7%)
Bayview Financial Acquisition Trust,
Series 2005-D AF2
5.402%, 12/28/35(l)	$974,146	$883,434
Capital One Multi-Asset Execution Trust,
Series 2005-A7 A7
4.700%, 6/15/15	500,000	516,284
Series 2007-A7 A7
5.750%, 7/15/20	125,000	128,658
Chase Issuance Trust,
Series 2005-A10 A10
4.650%, 12/17/12	500,000	516,317
Series 2007-A1 A1
0.339%, 3/15/13(l)	3,834,000	3,767,043
Series 2007-A15 A
4.960%, 9/17/12	750,000	776,423
Series 2007-A17 A
5.120%, 10/15/14	1,500,000	1,566,756
Series 2008-A9 A9
4.260%, 5/15/13	750,000	771,598
Citibank Credit Card Issuance Trust,
Series 2003-A10 A10
4.750%, 12/10/15	200,000	202,742
Series 2003-A7 A7
4.150%, 7/7/17	300,000	287,710
Series 2004-A8 A8
4.900%, 12/12/16	700,000	703,608
Series 2005-A4 A4
4.400%, 6/20/14	600,000	614,021
Series 2006-A3 A3
5.300%, 3/15/18	1,000,000	1,011,923
Series 2007-A8 A8
5.650%, 9/20/19	125,000	127,250
Series 2009-A4 A4
4.900%, 6/23/16	250,000	259,549
CitiFinancial Mortgage Securities, Inc.,
Series 2003-1 AFPT
3.360%, 1/25/33(e)	524,930	368,139
Countrywide Asset-Backed Certificates,
Series 2003-5 AF5
5.739%, 2/25/34(e)	148,077	80,017
CPL Transition Funding LLC,
Series 2002-1 A5
6.250%, 1/15/17	175,000	191,035
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB7 AF2
5.147%, 11/25/35(e)	112,382	111,081
Daimler Chrysler Auto Trust,
Series 2007-A A4
5.280%, 3/8/13	200,000	194,225
DB Master Finance LLC,
Series 2006-1 A2
5.779%, 6/20/31§	600,000	541,998
Ford Credit Auto Owner Trust,
Series 2007-B A4A
5.240%, 7/15/12	100,000	103,991
Home Equity Mortgage Trust,
Series 2005-4 A3
4.742%, 1/25/36(e)	99,234	92,977

	Principal Amount	Value (Note 1)
MBNA Credit Card Master Note Trust,
Series 2005-A9 A9
0.359%, 4/15/13(l)	$4,185,000	$4,120,808
Nissan Auto Receivables Owner Trust,
Series 2007-B A4
5.160%, 3/17/14	750,000	781,340
Series 2008-A A4
4.280%, 6/16/14	500,000	510,608
Option One Mortgage Loan Trust,
Series 2006-3 M1
0.544%, 2/25/37(l)	2,915,000	35,590
Petra CRE CDO Ltd.,
Series 2007-1A C
1.414%, 2/25/47(l)§†	990,000	14,850
PG&E Energy Recovery Funding LLC,
Series 2005-1 A5
4.470%, 12/25/14	200,000	206,178
Residential Asset Securities Corp.,
Series 2003-KS3 A2
0.914%, 5/25/33(l)	217,810	136,117
Residential Funding Mortgage Securities II, Inc.,
Series 2005-HI2 A3
4.460%, 5/25/35	186,501	184,562
Saxon Asset Securities Trust,
Series 2004-2 AF5
4.990%, 8/25/35(e)	160,061	103,984
USAA Auto Owner Trust,
Series 2007-2 A4
5.070%, 6/15/13	450,000	470,496
Series 2008-1 A4
4.500%, 10/15/13	800,000	829,155
Series 2008-3 A3
4.280%, 10/15/12	100,000	103,042

		21,313,509

Non-Agency CMO (4.9%)
Banc of America Commercial Mortgage, Inc.,
Series 2001-PB1 A2
5.787%, 5/11/35	1,456,864	1,478,238
Series 2004-3 A5
5.557%, 6/10/39(l)	2,090,000	1,885,606
Series 2004-4 A3
4.128%, 7/10/42	1,552,397	1,548,769
Series 2004-6 A2
4.161%, 12/10/42	2,332,870	2,320,063
Series 2004-6 A3
4.512%, 12/10/42	2,000,000	1,774,077
Series 2006-5 A4
5.414%, 9/10/47	1,065,000	849,177
Series 2007-2 A4
5.867%, 4/10/49(l)	400,000	302,933
Series 2007-3 A4
5.837%, 6/10/49(l)	1,000,000	707,649
Bear Stearns Alt-A Trust,
Series 2006-1 22A1
5.317%, 2/25/36(l)	2,142,226	1,011,338
Series 2006-3 22A1
5.956%, 5/25/36(l)	910,433	384,503
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2001-TOP2 A2
6.480%, 2/15/35	1,000,000	1,014,231
Series 2002-TOP6 A2
6.460%, 10/15/36	3,955,000	4,015,410

See Notes to Financial Statements. 445

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2004-T16 A6
4.750%, 2/13/46(l)	$1,000,000	$869,997
Series 2005-PWR7 A3
5.116%, 2/11/41(l)	2,535,000	2,176,603
Series 2006-PW11 A4
5.623%, 3/11/39(l)	2,030,000	1,742,724
Series 2006-PW12 A4
5.903%, 9/11/38(l)	1,240,000	1,078,395
Citigroup Commercial Mortgage Trust, Inc.,
Series 2007-C6 A4
5.888%, 12/10/49(l)	750,000	593,008
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4
5.122%, 5/25/35(l)	1,961,020	1,435,217
Series 2006-AR1 3A1
5.500%, 3/25/36(l)	2,852,295	1,576,571
Commercial Mortgage Pass Through Certificates,
Series 2005-LP5 A4
4.982%, 5/10/43(l)	500,000	441,919
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4 A3
5.467%, 9/15/39	4,520,000	3,162,804
CS First Boston Mortgage Securities Corp.,
Series 2001-CK6 A3
6.387%, 8/15/36	491,672	494,285
Series 2003-CK2 A2
3.861%, 3/15/36	90,770	90,390
Series 2004-C1 A4
4.750%, 1/15/37(l)	985,000	880,987
Series 2004-C2 A1
3.819%, 5/15/36	296,217	283,244
Deutsche Mortgage Securities, Inc.,
Series 2005-WF1 1A1
5.119%, 6/26/35(l)§	540,232	516,088
GE Capital Commercial Mortgage Corp.,
Series 2004-C3 A3
4.865%, 7/10/39(l)	521,000	495,117
Series 2005-C3 A3FX
4.863%, 7/10/45	7,710,000	7,545,550
Series 2007-C1 A4
5.543%, 12/10/49	830,000	573,367
GMAC Commercial Mortgage Securities, Inc.,
Series 2000-C3 A2
6.957%, 9/15/35	1,219,177	1,259,252
Series 2004-C3 A5
4.864%, 12/10/41	2,650,000	2,191,411
Greenwich Capital Commercial Funding Corp.,
Series 2003-C1 A4
4.111%, 7/5/35	1,915,000	1,759,980
Series 2003-C2 A3
4.533%, 1/5/36	8,390,000	8,229,214
Series 2005-GG3 A2
4.305%, 8/10/42	2,542,659	2,482,395
Series 2005-GG3 A4
4.799%, 8/10/42(l)	1,125,000	957,467
Series 2007-GG9 A4
5.444%, 3/10/39	600,000	478,269
GS Mortgage Securities Corp. II,
Series 2004-GG2 A6
5.396%, 8/10/38(l)	2,000,000	1,783,057
Series 2006-GG6 A4
5.553%, 4/10/38(l)	500,000	411,782

	Principal Amount	Value (Note 1)
Series 2006-GG8 A2
5.479%, 11/10/39	$500,000	$466,687
Indymac Index Mortgage Loan Trust,
Series 2006-AR7 4A1
5.844%, 5/25/36(l)	1,231,454	581,503
JPMorgan Chase Commercial Mortgage
Securities Corp.,
Series 2003-CB7 A4
4.879%, 1/12/38(l)	1,250,000	1,107,618
Series 2005-CB11 A2
5.016%, 8/12/37	2,630,000	2,579,711
Series 2005-CB11 A4
5.335%, 8/12/37(l)	6,190,000	5,509,741
Series 2005-LDP1 A3
4.865%, 3/15/46	625,000	556,004
Series 2005-LDP1 A4
5.038%, 3/15/46(l)	6,301,517	5,490,579
Series 2005-LDP3 A2
4.851%, 8/15/42	2,035,000	1,944,908
Series 2005-LDP4 A2
4.790%, 10/15/42	4,998,068	4,944,124
Series 2005-LDP4 A3A1
4.871%, 10/15/42	550,000	503,056
Series 2006-CB14 A4
5.481%, 12/12/44(l)	3,790,000	3,058,948
Series 2006-CB15 A4
5.814%, 6/12/43(l)	2,640,000	2,076,422
Series 2007-LDPX A3
5.420%, 1/15/49	2,580,000	1,899,111
LB-UBS Commercial Mortgage Trust,
Series 2003-C3 A4
4.166%, 5/15/32	2,810,000	2,579,027
Series 2004-C2 A4
4.367%, 3/15/36	2,115,000	1,790,694
Series 2004-C4 A4
5.409%, 6/15/29(l)	2,985,000	2,585,453
Series 2004-C8 A2
4.201%, 12/15/29	1,913,853	1,905,783
Series 2005-C1 A4
4.742%, 2/15/30	5,930,000	5,198,485
Series 2005-C7 A4
5.197%, 11/15/30(l)	1,825,000	1,567,394
Series 2007-C6 A4
5.858%, 7/15/40(l)	500,000	362,974
Lehman XS Trust,
Series 2007-4N M1
0.764%, 3/25/47(l)	3,257,152	235,022
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-A8 A1C1
5.250%, 8/25/36(l)	1,198,356	1,049,190
Merrill Lynch Mortgage Trust,
Series 2004-KEY2 A4
4.864%, 8/12/39(l)	2,000,000	1,681,715
Series 2005-CKI1 A6
5.415%, 11/12/37(l)	2,575,000	2,184,241
Series 2005-MKB2 A2
4.806%, 9/12/42	3,305,000	3,275,150
Series 2007-C1 A4
6.022%, 6/12/50(l)	950,000	681,627
Merrill Lynch/Countrywide Commercial
Mortgage Trust,
Series 2006-2 A4
6.104%, 6/12/46(l)	805,000	661,555

See Notes to Financial Statements. 446

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2006-3 A4
5.414%, 7/12/46(l)	$6,255,000	$4,709,010
Morgan Stanley Capital I, Inc.,
Series 2005-T17 A5
4.780%, 12/13/41	9,300,000	8,066,682
Series 2007-HQ12 A5
5.811%, 4/12/49(l)	825,000	603,512
Series 2007-T25 A3
5.514%, 11/12/49(l)	975,000	807,456
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27 A3
5.765%, 7/15/45(l)	8,786,372	7,023,791
Series 2007-C31 A2
5.421%, 4/15/47	1,500,000	1,376,785
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA1 A1A
2.139%, 2/25/47(l)	2,293,917	921,581

		140,786,626

Total Asset-Backed and Mortgage- Backed Securities		162,100,135

Corporate Bonds (25.3%)
Consumer Discretionary (1.9%)
Automobiles (0.1%)
Daimler Finance N.A. LLC
4.875%, 6/15/10	$590,000	590,466
7.750%, 1/18/11	1,190,000	1,240,162
6.500%, 11/15/13^	800,000	813,229

		2,643,857

Hotels, Restaurants & Leisure (0.3%)
International Game Technology
7.500%, 6/15/19	75,000	75,673
Marriott International, Inc.
Series J
5.625%, 2/15/13	3,418,000	3,374,369
McDonald’s Corp.
4.300%, 3/1/13	300,000	312,052
5.350%, 3/1/18	350,000	369,309
6.300%, 10/15/37	250,000	269,808
Sheraton Holding Corp.
7.375%, 11/15/15	1,139,000	1,047,880
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12	1,189,000	1,093,880
6.250%, 2/15/13	1,450,000	1,348,500
Wyndham Worldwide Corp.
6.000%, 12/1/16	1,605,000	1,255,266

		9,146,737

Household Durables (0.1%)
Fortune Brands, Inc.
4.875%, 12/1/13	642,000	624,999
MDC Holdings, Inc.
5.500%, 5/15/13	1,650,000	1,597,004
Mohawk Industries, Inc.
6.625%, 1/15/16	1,440,000	1,279,555
Whirlpool Corp.
8.000%, 5/1/12	115,000	119,022
5.500%, 3/1/13	300,000	284,884
8.600%, 5/1/14	280,000	292,600

		4,198,064

Media (1.2%)
BSKYB Finance UK plc
5.625%, 10/15/15§	1,175,000	1,156,871

	Principal Amount	Value (Note 1)
CBS Corp.
6.625%, 5/15/11	$300,000	$303,683
5.625%, 8/15/12	300,000	295,818
8.875%, 5/15/19	2,165,000	2,110,031
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	750,000	855,000
9.455%, 11/15/22	870,000	1,017,157
Comcast Corp.
5.500%, 3/15/11	1,585,000	1,649,250
5.300%, 1/15/14	500,000	517,073
5.900%, 3/15/16	600,000	620,654
6.500%, 1/15/17	600,000	636,518
5.700%, 7/1/19	200,000	198,185
6.500%, 11/15/35	500,000	505,446
6.450%, 3/15/37	1,000,000	985,539
6.950%, 8/15/37	600,000	625,607
6.550%, 7/1/39	200,000	199,658
COX Communications, Inc.
7.125%, 10/1/12	300,000	322,487
Historic TW, Inc.
9.125%, 1/15/13	500,000	550,501
News America Holdings, Inc.
9.250%, 2/1/13	1,080,000	1,231,399
News America, Inc.
5.300%, 12/15/14	100,000	100,715
6.900%, 3/1/19^§	500,000	521,010
6.550%, 3/15/33	695,000	622,045
6.150%, 3/1/37	200,000	169,626
6.650%, 11/15/37	300,000	269,855
Omnicom Group, Inc.
6.250%, 7/15/19	250,000	245,255
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	420,000	477,194
Thomson Reuters Corp.
6.500%, 7/15/18	300,000	312,216
Time Warner Cable, Inc.
6.200%, 7/1/13	300,000	316,093
7.500%, 4/1/14	1,320,000	1,454,107
5.850%, 5/1/17	1,100,000	1,098,461
8.250%, 4/1/19	500,000	567,308
6.550%, 5/1/37	300,000	287,656
7.300%, 7/1/38	500,000	520,863
6.750%, 6/15/39	250,000	243,323
Time Warner Entertainment Co. LP
8.375%, 3/15/23	1,250,000	1,378,284
Time Warner, Inc.
6.875%, 5/1/12	1,755,000	1,877,402
5.875%, 11/15/16^	300,000	295,653
7.700%, 5/1/32	750,000	737,000
6.500%, 11/15/36	1,000,000	875,699
Turner Broadcasting System, Inc.
8.375%, 7/1/13	1,970,000	2,129,485
Univision Communications, Inc.
12.000%, 7/1/14§	197,000	193,553
Viacom, Inc.
5.750%, 4/30/11	300,000	307,129
6.875%, 4/30/36	300,000	276,393
Walt Disney Co.
4.500%, 12/15/13	500,000	521,230
6.000%, 7/17/17	500,000	539,947
5.500%, 3/15/19	1,110,000	1,163,432
WPP Finance UK Corp.
5.875%, 6/15/14	2,445,000	2,282,527

See Notes to Financial Statements. 447

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
8.000%, 9/15/14	$1,907,000	$1,936,612

		35,500,950

Multiline Retail (0.1%)
Kohl’s Corp.
6.250%, 12/15/17	300,000	308,494
Target Corp.
5.125%, 1/15/13	600,000	635,554
6.000%, 1/15/18^	300,000	318,067
7.000%, 1/15/38	600,000	639,508
TJX Cos., Inc.
6.950%, 4/15/19	145,000	161,552

		2,063,175

Specialty Retail (0.1%)
AutoZone, Inc.
5.750%, 1/15/15	250,000	249,373
Home Depot, Inc.
4.625%, 8/15/10	300,000	305,639
5.400%, 3/1/16	800,000	798,577
5.875%, 12/16/36	250,000	220,566
Lowe’s Cos., Inc.
5.600%, 9/15/12	300,000	320,822
Nordstrom, Inc.
6.750%, 6/1/14	60,000	62,370
Staples, Inc.
9.750%, 1/15/14^	500,000	558,465

		2,515,812

Total Consumer Discretionary		56,068,595

Consumer Staples (1.8%)
Beverages (0.4%)
Anheuser-Busch Cos., Inc.
6.000%, 4/15/11	300,000	314,618
4.950%, 1/15/14	300,000	299,275
Bottling Group LLC
6.950%, 3/15/14	1,765,000	2,013,124
5.125%, 1/15/19	500,000	509,618
Coca-Cola Co.
5.350%, 11/15/17^	2,075,000	2,215,990
4.875%, 3/15/19	250,000	256,884
Coca-Cola Enterprises, Inc.
8.500%, 2/1/12	300,000	342,309
7.375%, 3/3/14	500,000	571,950
Diageo Capital plc
7.375%, 1/15/14	1,780,000	2,013,990
5.750%, 10/23/17	300,000	312,979
Diageo Finance B.V.
5.500%, 4/1/13	600,000	630,805
Dr. Pepper Snapple Group, Inc.
6.820%, 5/1/18	500,000	528,758
PepsiCo, Inc.
4.650%, 2/15/13	1,325,000	1,390,989
5.000%, 6/1/18	300,000	308,346
7.900%, 11/1/18	600,000	729,962

		12,439,597

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.
5.500%, 3/15/17	300,000	317,601
CVS Caremark Corp.
6.125%, 8/15/16	500,000	517,947
5.750%, 6/1/17	300,000	301,550
6.600%, 3/15/19	250,000	267,126
6.250%, 6/1/27	200,000	203,008

	Principal Amount	Value (Note 1)
Delhaize America, Inc.
9.000%, 4/15/31	$100,000	$121,394
Kroger Co.
5.000%, 4/15/13	300,000	306,899
6.800%, 12/15/18	609,000	651,856
6.150%, 1/15/20	500,000	510,867
Safeway, Inc.
6.350%, 8/15/17	300,000	317,032
Sysco Corp.
5.250%, 2/12/18	500,000	508,059
6.625%, 3/17/39^	200,000	224,450
Walgreen Co.
4.875%, 8/1/13	300,000	318,318
Wal-Mart Stores, Inc.
4.125%, 2/15/11	600,000	622,678
4.250%, 4/15/13	1,930,000	2,005,305
4.550%, 5/1/13	600,000	628,718
5.800%, 2/15/18	500,000	544,672
7.550%, 2/15/30	500,000	634,943
6.500%, 8/15/37	800,000	893,937

		9,896,360

Food Products (0.7%)
Archer-Daniels-Midland Co.
7.000%, 2/1/31	300,000	336,795
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	2,210,000	2,199,772
5.100%, 7/15/15	705,000	646,463
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§	1,705,000	1,683,510
Campbell Soup Co.
6.750%, 2/15/11	1,130,000	1,222,519
3.375%, 8/15/14	200,000	199,771
4.500%, 2/15/19	500,000	491,551
ConAgra Foods, Inc.
6.750%, 9/15/11	800,000	855,514
8.250%, 9/15/30	100,000	111,543
General Mills, Inc.
5.650%, 9/10/12	300,000	320,162
5.650%, 2/15/19	500,000	522,582
H.J. Heinz Co.
5.350%, 7/15/13	600,000	627,335
Kellogg Co.
4.250%, 3/6/13	300,000	308,832
4.450%, 5/30/16	750,000	750,630
Kraft Foods, Inc.
4.125%, 11/12/09	1,270,000	1,283,327
6.250%, 6/1/12	3,835,000	4,133,133
5.250%, 10/1/13	1,965,000	2,031,844
6.125%, 2/1/18	800,000	827,139
6.875%, 2/1/38	300,000	317,338
Sara Lee Corp.
6.125%, 11/1/32	100,000	82,487

		18,952,247

Household Products (0.2%)
Kimberly-Clark Corp.
6.125%, 8/1/17	300,000	329,056
6.625%, 8/1/37	300,000	342,776
Procter & Gamble Co.
4.600%, 1/15/14	1,000,000	1,051,682
4.850%, 12/15/15	300,000	321,640
4.700%, 2/15/19	2,051,000	2,080,007
5.550%, 3/5/37	500,000	506,344

		4,631,505

See Notes to Financial Statements. 448

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Personal Products (0.1%)
Avon Products, Inc.
6.500%, 3/1/19	$1,905,000	$2,087,899

Tobacco (0.1%)
Altria Group, Inc.
9.250%, 8/6/19	1,000,000	1,122,911
9.950%, 11/10/38	350,000	404,013
Lorillard Tobacco Co.
8.125%, 6/23/19	155,000	160,389
Philip Morris International, Inc.
4.875%, 5/16/13	500,000	524,693
5.650%, 5/16/18	300,000	314,458
6.375%, 5/16/38	350,000	372,378
Reynolds American, Inc.
7.250%, 6/1/13	300,000	308,507
7.625%, 6/1/16	755,000	757,263

		3,964,612

Total Consumer Staples		51,972,220

Energy (1.8%)
Energy Equipment & Services (0.3%)
Baker Hughes, Inc.
6.500%, 11/15/13	1,010,000	1,120,235
Halliburton Co.
6.150%, 9/15/19	250,000	270,639
6.700%, 9/15/38	500,000	536,313
7.450%, 9/15/39	250,000	291,624
Nabors Industries, Inc.
9.250%, 1/15/19§	2,520,000	2,905,502
Transocean, Inc.
6.000%, 3/15/18	100,000	103,962
6.800%, 3/15/38	250,000	267,402
Weatherford International Ltd.
5.150%, 3/15/13	520,000	518,628
6.000%, 3/15/18	300,000	294,602
7.000%, 3/15/38	500,000	481,425

		6,790,332

Oil, Gas & Consumable Fuels (1.5%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	600,000	591,974
6.450%, 9/15/36	800,000	719,133
Apache Corp.
5.250%, 4/15/13	895,000	940,146
6.000%, 1/15/37	300,000	317,611
Canadian Natural Resources Ltd.
5.150%, 2/1/13	435,000	442,664
5.700%, 5/15/17	500,000	505,605
6.250%, 3/15/38	300,000	299,449
Chevron Corp.
4.950%, 3/3/19	500,000	516,646
Conoco Funding Co.
6.350%, 10/15/11	1,300,000	1,418,795
Conoco, Inc.
6.950%, 4/15/29	750,000	808,136
ConocoPhillips
5.900%, 5/15/38	100,000	99,854
6.500%, 2/1/39^	500,000	532,216
ConocoPhillips Canada
5.625%, 10/15/16^	600,000	638,944
Devon Financing Corp. ULC
7.875%, 9/30/31	600,000	706,505
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	65,000	66,232

	Principal Amount	Value (Note 1)
Enbridge Energy Partners LP
Series B
7.500%, 4/15/38	$500,000	$502,093
EnCana Corp.
5.900%, 12/1/17	100,000	102,515
6.500%, 5/15/19	25,000	26,800
6.625%, 8/15/37	100,000	103,534
6.500%, 2/1/38	500,000	512,272
Energy Transfer Partners LP
6.700%, 7/1/18	1,860,000	1,901,484
7.500%, 7/1/38	740,000	777,101
Enterprise Products Operating LLC
9.750%, 1/31/14	500,000	574,754
6.300%, 9/15/17	500,000	502,480
Series B
5.600%, 10/15/14	505,000	519,007
EOG Resources, Inc.
6.875%, 10/1/18	100,000	113,558
5.625%, 6/1/19	125,000	130,828
EQT Corp.
8.125%, 6/1/19	125,000	133,796
Gaz Capital S.A.
6.212%, 11/22/16	2,525,000	2,146,250
Hess Corp.
6.650%, 8/15/11	300,000	319,300
8.125%, 2/15/19	750,000	853,841
7.875%, 10/1/29	895,000	970,758
Husky Energy, Inc.
5.900%, 6/15/14	105,000	109,846
7.250%, 12/15/19	65,000	71,017
Kinder Morgan Energy Partners LP
5.950%, 2/15/18	300,000	293,665
9.000%, 2/1/19	1,000,000	1,137,385
6.850%, 2/15/20	30,000	30,750
5.800%, 3/15/35	300,000	253,254
Magellan Midstream Partners LP
6.550%, 7/15/19	50,000	51,326
Marathon Oil Corp.
5.900%, 3/15/18	750,000	751,973
7.500%, 2/15/19	500,000	545,726
6.600%, 10/1/37	100,000	96,760
Nexen, Inc.
6.400%, 5/15/37	300,000	275,538
Noble Energy, Inc.
8.250%, 3/1/19	1,873,000	2,130,991
Occidental Petroleum Corp.
7.000%, 11/1/13	500,000	572,437
4.125%, 6/1/16	250,000	245,870
ONEOK Partners LP
8.625%, 3/1/19	500,000	559,193
Pemex Project Funding Master Trust
5.750%, 3/1/18	1,000,000	920,000
6.625%, 6/15/35^	300,000	271,330
Petrobras International Finance Co.
6.125%, 10/6/16	500,000	512,500
5.875%, 3/1/18^	300,000	294,874
7.875%, 3/15/19	300,000	327,000
Petro-Canada, Inc.
9.250%, 10/15/21	300,000	358,487
6.800%, 5/15/38	500,000	492,918
Plains All American Pipeline LP
6.500%, 5/1/18	500,000	505,956
8.750%, 5/1/19	150,000	170,212

See Notes to Financial Statements. 449

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
6.650%, 1/15/37	$100,000	$92,775
Premcor Refining Group, Inc.
7.500%, 6/15/15	751,000	779,183
Shell International Finance B.V.
4.950%, 3/22/12	100,000	104,235
4.000%, 3/21/14	500,000	513,413
6.375%, 12/15/38	500,000	544,612
Spectra Energy Capital LLC
6.200%, 4/15/18	500,000	491,021
StatoilHydro ASA
3.875%, 4/15/14	250,000	253,551
5.250%, 4/15/19	105,000	108,058
7.150%, 1/15/29	100,000	115,484
Suncor Energy, Inc.
7.150%, 2/1/32	100,000	98,204
6.500%, 6/15/38	250,000	235,360
Talisman Energy, Inc.
7.750%, 6/1/19	90,000	99,701
Trans-Canada Pipelines Ltd.
7.125%, 1/15/19	1,000,000	1,128,632
7.250%, 8/15/38	600,000	682,328
6.350%, 5/15/67(l)	1,690,000	1,174,550
Valero Energy Corp.
6.875%, 4/15/12	3,230,000	3,434,821
4.750%, 6/15/13	100,000	95,699
9.375%, 3/15/19	150,000	170,852
6.625%, 6/15/37	100,000	85,312
Williams Cos., Inc.
7.125%, 9/1/11	1,615,000	1,647,061
8.750%, 3/15/32	600,000	603,000
XTO Energy, Inc.
7.500%, 4/15/12	300,000	332,324
6.500%, 12/15/18	600,000	643,705
6.750%, 8/1/37	600,000	626,372

		43,833,542

Total Energy		50,623,874

Financials (11.3%)
Capital Markets (2.1%)
Bank of New York Mellon Corp.
4.950%, 11/1/12	600,000	634,436
5.125%, 8/27/13	750,000	789,445
4.300%, 5/15/14	145,000	147,338
Bear Stearns Cos., Inc.
5.700%, 11/15/14	300,000	305,661
5.550%, 1/22/17	1,705,000	1,580,116
6.400%, 10/2/17	1,500,000	1,502,662
Charles Schwab Corp.
4.950%, 6/1/14	50,000	50,859
Deutsche Bank AG/London
5.000%, 10/12/10	1,190,000	1,220,926
5.375%, 10/12/12	1,100,000	1,167,553
4.875%, 5/20/13	600,000	615,883
6.000%, 9/1/17	500,000	510,056
Goldman Sachs Group, Inc.
0.709%, 3/15/11(l)	10,000,000	10,047,970
1.700%, 3/15/11^	1,650,000	1,665,025
6.600%, 1/15/12	600,000	638,835
3.250%, 6/15/12^	2,000,000	2,069,798
5.450%, 11/1/12	1,000,000	1,033,990
4.750%, 7/15/13	2,070,000	2,072,761
5.150%, 1/15/14	1,300,000	1,304,757
6.000%, 5/1/14	1,045,000	1,090,625

	Principal Amount		Value (Note 1)
5.125%, 1/15/15		$1,295,000	$1,273,796
5.350%, 1/15/16		2,000,000	1,906,834
5.950%, 1/18/18		1,300,000	1,260,947
7.500%, 2/15/19		2,385,000	2,553,791
6.125%, 2/15/33		300,000	279,996
6.750%, 10/1/37		1,600,000	1,422,390
Merrill Lynch & Co., Inc.
4.790%, 8/4/10		600,000	603,166
6.150%, 4/25/13		600,000	600,848
6.050%, 5/16/16		1,448,000	1,296,535
6.875%, 4/25/18		900,000	833,000
7.750%, 5/14/38		1,300,000	1,207,576
Morgan Stanley
5.050%, 1/21/11^		1,580,000	1,611,154
6.750%, 4/15/11		3,595,000	3,766,007
3.250%, 12/1/11		2,000,000	2,074,768
5.625%, 1/9/12		1,260,000	1,289,493
1.950%, 6/20/12		1,000,000	997,960
5.750%, 8/31/12		500,000	516,610
5.300%, 3/1/13		600,000	607,720
4.750%, 4/1/14		600,000	566,754
6.000%, 5/13/14		200,000	202,494
5.375%, 10/15/15		500,000	489,925
5.450%, 1/9/17		600,000	560,269
5.950%, 12/28/17		600,000	575,736
6.625%, 4/1/18		2,125,000	2,118,425
7.300%, 5/13/19		200,000	207,390
7.250%, 4/1/32		500,000	496,617
UBS Preferred Funding Trust I
8.622%, 12/31/49(l)		3,535,000	2,517,291

			60,286,188

Commercial Banks (3.1%)
Abbey National plc
7.950%, 10/26/29		500,000	444,437
ABN Amro Bank N.V.
4.310%, 12/31/49(l)	EUR	525,000	301,963
American Express Bank FSB
3.150%, 12/9/11		$1,000,000	1,035,441
American Express Centurion Bank
4.375%, 7/30/09		484,000	483,470
ANZ National International Ltd./New Zealand
6.200%, 7/19/13§		2,065,000	2,127,305
Bank of Tokyo-Mitsubishi UFJ Ltd./New York
7.400%, 6/15/11		295,000	303,538
BankAmerica Capital II
8.000%, 12/15/26		691,000	573,460
Barclays Bank plc
2.875%, 12/23/11	GBP	1,185,000	1,972,577
5.450%, 9/12/12		$1,622,000	1,691,112
6.750%, 5/22/19		300,000	297,532
8.550%, 12/31/49(l)§		1,255,000	840,850
BB&T Corp.
4.900%, 6/30/17		1,000,000	888,940
Commerzbank Capital Funding Trust I
5.012%, 12/31/49(l)	EUR	250,000	112,228
Compass Bank
5.500%, 4/1/20		$1,769,000	1,318,275
Credit Suisse/New York
3.450%, 7/2/12		400,000	400,198
5.000%, 5/15/13		2,000,000	2,044,646
5.500%, 5/1/14		500,000	519,470
6.000%, 2/15/18		600,000	598,995

See Notes to Financial Statements. 450

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
Dexia Credit Local/Stockholm
4.300%, 12/31/49(l)	EUR	600,000	$303,016
HBOS Capital Funding LP
4.939%, 12/31/49(l)		106,000	49,072
HSBC Bank USA/New York
4.625%, 4/1/14		$600,000	589,072
HSBC Holdings plc
6.500%, 5/2/36		600,000	585,920
6.500%, 9/15/37		750,000	725,485
6.800%, 6/1/38		350,000	351,737
Huntington National Bank
4.375%, 1/15/10		940,000	938,793
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		600,000	584,003
Key Bank N.A.
7.000%, 2/1/11		1,135,000	1,155,461
KeyBank N.A.
5.800%, 7/1/14		300,000	278,384
KeyCorp
6.500%, 5/14/13		750,000	747,241
Korea Development Bank
4.625%, 9/16/10		900,000	907,276
5.300%, 1/17/13		600,000	592,259
Kreditanstalt fuer Wiederaufbau
3.250%, 2/15/11		1,000,000	1,032,047
1.875%, 3/15/11		1,500,000	1,515,861
3.750%, 6/27/11		2,000,000	2,090,394
3.250%, 10/14/11		600,000	617,619
4.000%, 10/15/13		1,100,000	1,145,672
4.125%, 10/15/14		1,000,000	1,010,835
5.125%, 3/14/16		1,030,000	1,111,779
4.500%, 7/16/18		1,600,000	1,639,245
(Zero Coupon), 6/29/37^		1,000,000	237,140
Landwirtschaftliche Rentenbank
4.125%, 7/15/13		600,000	626,383
5.125%, 2/1/17		1,495,000	1,583,731
Lloyds Banking Group plc
5.920%, 12/31/49(l)§		1,400,000	490,000
6.267%, 12/31/49(l)§		2,308,000	784,720
6.657%, 12/31/49(l)§		1,600,000	576,000
M&I Marshall & Ilsley Bank
5.000%, 1/17/17		1,310,000	894,359
Marshall & Ilsley Corp.
4.375%, 8/1/09		1,233,000	1,233,243
5.626%, 8/17/09		269,000	268,129
National Capital Trust II
5.486%, 12/31/49(l)§		590,000	389,400
National City Bank/Ohio
6.250%, 3/15/11		1,535,000	1,567,794
6.200%, 12/15/11		755,000	775,914
National City Corp.
4.900%, 1/15/15		750,000	711,231
Northern Trust Corp.
4.625%, 5/1/14^		65,000	66,795
PNC Funding Corp.
5.625%, 2/1/17		750,000	695,081
Rabobank Nederland N.V.
11.000%, 12/31/49(l)§		220,000	244,787
Regions Bank/Alabama
3.250%, 12/9/11		1,000,000	1,037,566
Regions Financial Corp.
6.375%, 5/15/12		915,000	839,462

	Principal Amount	Value (Note 1)
Royal Bank of Scotland Group plc
5.000%, 10/1/14	$600,000	$479,645
Royal Bank of Scotland plc
2.625%, 5/11/12§	4,365,000	4,376,740
RSHB Capital S.A. (Russian Agricultural Bank OJSC)
6.299%, 5/15/17(m)	1,455,000	1,251,300
7.750%, 5/29/18§	7,325,000	6,592,500
SouthTrust Corp.
5.800%, 6/15/14	1,195,000	1,186,470
Sovereign Bank
8.750%, 5/30/18	500,000	491,752
Standard Chartered plc
6.409%, 12/31/49(l)§	1,710,000	1,137,150
SunTrust Banks, Inc./Georgia
5.450%, 12/1/17	300,000	263,493
U.S. Bancorp
4.200%, 5/15/14	250,000	252,825
U.S. Bank N.A./Ohio
6.375%, 8/1/11	1,600,000	1,714,408
UBS AG/Connecticut
5.750%, 4/25/18	600,000	546,442
Union Planters Corp.
7.750%, 3/1/11	778,000	755,139
Wachovia Bank N.A.
4.875%, 2/1/15	600,000	572,934
6.600%, 1/15/38	1,500,000	1,462,227
Wachovia Corp.
5.300%, 10/15/11	1,100,000	1,146,307
5.500%, 5/1/13	1,840,000	1,900,727
5.750%, 2/1/18^	1,000,000	982,106
Wells Fargo & Co.
4.200%, 1/15/10	1,425,000	1,441,412
4.875%, 1/12/11	600,000	617,744
3.000%, 12/9/11	750,000	775,005
0.849%, 6/15/12(l)	10,000,000	10,091,620
4.375%, 1/31/13^	1,000,000	1,008,610
5.625%, 12/11/17	3,070,000	3,021,902

		89,015,801

Consumer Finance (0.6%)
American Express Co.
7.250%, 5/20/14	250,000	258,608
6.150%, 8/28/17	800,000	737,830
7.000%, 3/19/18	500,000	485,519
8.125%, 5/20/19	2,255,000	2,340,079
American Express Credit Corp.
5.875%, 5/2/13	300,000	297,891
Series C
7.300%, 8/20/13	1,250,000	1,299,636
American General Finance Corp.
5.375%, 9/1/09	615,000	596,394
Capital One Financial Corp.
7.375%, 5/23/14	1,125,000	1,160,077
6.150%, 9/1/16	100,000	88,503
6.750%, 9/15/17	500,000	478,393
HSBC Finance Corp.
4.625%, 9/15/10	1,000,000	1,008,139
5.250%, 1/14/11	600,000	604,051
7.000%, 5/15/12	660,000	680,439
6.375%, 11/27/12	600,000	610,288
5.000%, 6/30/15	600,000	559,077
5.500%, 1/19/16	500,000	470,386
International Lease Finance Corp.
5.750%, 6/15/11	800,000	663,410

See Notes to Financial Statements. 451

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
6.625%, 11/15/13	$600,000	$461,825
5.650%, 6/1/14	168,000	121,741
SLM Corp.
5.400%, 10/25/11	1,061,000	954,253
5.375%, 1/15/13	1,565,000	1,307,404
5.375%, 5/15/14	1,260,000	1,012,675
8.450%, 6/15/18^	100,000	85,549

		16,282,167

Diversified Financial Services (4.3%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	600,000	620,392
Ameriprise Financial, Inc.
7.300%, 6/28/19	45,000	46,049
Bank of America Corp.
4.500%, 8/1/10	1,300,000	1,306,345
2.100%, 4/30/12	1,000,000	1,001,524
3.125%, 6/15/12	2,500,000	2,578,367
5.375%, 9/11/12	3,630,000	3,647,453
4.900%, 5/1/13	2,200,000	2,142,870
7.375%, 5/15/14	1,465,000	1,513,368
5.625%, 10/14/16	1,300,000	1,174,677
5.650%, 5/1/18	1,500,000	1,325,447
7.625%, 6/1/19	3,635,000	3,651,216
7.250%, 10/15/25	100,000	88,430
Bank of America N.A.
5.300%, 3/15/17	300,000	254,534
Boeing Capital Corp.
6.500%, 2/15/12	300,000	329,190
BP Capital Markets plc
3.625%, 5/8/14	200,000	199,465
4.750%, 3/10/19	250,000	248,687
Caterpillar Financial Services Corp.
5.050%, 12/1/10	300,000	312,461
4.900%, 8/15/13	300,000	298,869
6.125%, 2/17/14	500,000	533,346
7.150%, 2/15/19	750,000	802,785
CIT Group, Inc.
7.625%, 11/30/12	1,940,000	1,328,407
5.850%, 9/15/16	1,565,000	883,527
Citigroup Funding, Inc.
0.936%, 5/5/11(l)	13,740,000	13,755,059
Citigroup, Inc.
5.125%, 2/14/11	2,100,000	2,094,015
2.875%, 12/9/11	1,500,000	1,543,035
2.125%, 4/30/12	2,000,000	2,008,780
5.300%, 10/17/12	1,000,000	964,558
5.500%, 4/11/13	4,600,000	4,311,327
6.500%, 8/19/13	990,000	961,664
5.000%, 9/15/14	1,050,000	880,234
5.850%, 8/2/16	600,000	532,648
6.125%, 11/21/17	750,000	657,571
6.125%, 5/15/18	1,025,000	896,528
8.500%, 5/22/19	3,100,000	3,153,441
6.125%, 8/25/36	500,000	372,333
6.875%, 3/5/38	1,000,000	883,166
Countrywide Home Loans, Inc.
4.000%, 3/22/11	24,000	23,686
Credit Suisse USA, Inc.
6.500%, 1/15/12	300,000	323,736
5.500%, 8/15/13^	372,000	387,720
5.850%, 8/16/16	1,000,000	1,029,566
General Electric Capital Corp.
0.728%, 3/11/11(l)	15,500,000	15,554,048

	Principal Amount	Value (Note 1)
5.000%, 11/15/11	$1,000,000	$1,029,619
4.375%, 11/21/11	1,980,000	1,989,512
3.000%, 12/9/11	1,500,000	1,547,474
5.875%, 2/15/12	1,300,000	1,357,841
2.200%, 6/8/12	1,000,000	1,005,123
6.000%, 6/15/12	1,000,000	1,051,190
5.250%, 10/19/12	1,300,000	1,336,370
4.800%, 5/1/13^	2,490,000	2,492,712
5.900%, 5/13/14	250,000	256,515
5.625%, 5/1/18^	4,165,000	3,939,186
6.750%, 3/15/32	200,000	179,541
5.875%, 1/14/38	1,000,000	791,387
6.875%, 1/10/39	1,500,000	1,350,169
John Deere Capital Corp.
7.000%, 3/15/12	1,100,000	1,207,973
2.875%, 6/19/12	750,000	768,517
5.250%, 10/1/12	2,290,000	2,418,954
5.500%, 4/13/17	300,000	302,773
5.750%, 9/10/18	300,000	306,108
JPMorgan Chase & Co.
6.750%, 2/1/11	3,675,000	3,842,077
5.600%, 6/1/11	1,000,000	1,046,940
3.125%, 12/1/11	1,500,000	1,551,678
5.350%, 2/1/12	600,000	629,167
6.625%, 3/15/12^	1,300,000	1,368,584
2.125%, 6/22/12	1,500,000	1,505,568
4.750%, 5/1/13	600,000	607,613
4.650%, 6/1/14	250,000	249,340
5.125%, 9/15/14	2,000,000	1,990,318
6.000%, 1/15/18	1,000,000	993,407
6.300%, 4/23/19	3,025,000	3,042,618
6.400%, 5/15/38	600,000	601,513
KBC Bank Funding Trust III
9.860%, 11/29/49(l)§	1,600,000	704,000
MUFG Capital Finance 1 Ltd.
6.346%, 7/29/49(l)	1,000,000	875,410
National Rural Utilities Cooperative Finance Corp.
5.450%, 2/1/18	100,000	101,908
8.000%, 3/1/32	600,000	674,022
Textron Financial Corp.
4.600%, 5/3/10	249,000	237,793
5.125%, 2/3/11	455,000	417,585
5.400%, 4/28/13	325,000	266,100
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700%, 8/7/18	2,260,000	2,183,725
UFJ Finance Aruba AEC
6.750%, 7/15/13	755,000	781,759
Unilever Capital Corp.
7.125%, 11/1/10	300,000	320,314
4.800%, 2/15/19	500,000	504,924

		122,447,851

Insurance (0.8%)
ACE INA Holdings, Inc.
5.900%, 6/15/19	50,000	50,118
Aflac, Inc.
8.500%, 5/15/19	150,000	160,280
Allied World Assurance Co. Holdings Ltd.
7.500%, 8/1/16	2,145,000	1,816,358
Allstate Corp.
6.200%, 5/16/14	250,000	262,217
7.450%, 5/16/19	250,000	270,465
American Financial Group, Inc.
9.875%, 6/15/19	100,000	100,032

See Notes to Financial Statements. 452

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
American International Group, Inc.
8.250%, 8/15/18§	$900,000	$529,656
Assurant, Inc.
5.625%, 2/15/14	495,000	441,518
Berkshire Hathaway Finance Corp.
4.000%, 4/15/12§	250,000	258,373
5.000%, 8/15/13	1,000,000	1,049,083
5.400%, 5/15/18	1,000,000	1,030,536
Chubb Corp.
5.750%, 5/15/18	600,000	622,341
Genworth Financial, Inc.
6.515%, 5/22/18	1,840,000	1,229,909
Liberty Mutual Group, Inc.
5.750%, 3/15/14^§	840,000	665,030
Lincoln National Corp.
8.750%, 7/1/19	760,000	766,439
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	600,000	584,105
Massachusetts Mutual Life Insurance Co.
8.875%, 6/1/39§	1,115,000	1,184,010
MetLife, Inc.
5.000%, 6/15/15	600,000	571,654
5.700%, 6/15/35	300,000	262,029
Principal Financial Group, Inc.
7.875%, 5/15/14	1,600,000	1,685,586
Principal Life Income Funding Trusts
5.300%, 4/24/13	300,000	299,311
Prudential Financial, Inc.
5.150%, 1/15/13	2,180,000	2,115,570
5.100%, 9/20/14	300,000	283,446
6.200%, 1/15/15	310,000	303,053
6.000%, 12/1/17	276,000	259,649
7.375%, 6/15/19	265,000	260,185
5.700%, 12/14/36	200,000	150,050
Swiss Reinsurance Solutions Holding Corp.
7.000%, 2/15/26	3,435,000	2,692,514
Travelers Cos., Inc.
6.750%, 6/20/36	700,000	758,843
XL Capital Ltd.
5.250%, 9/15/14	1,250,000	1,049,088

		21,711,448

Real Estate Investment Trusts (REITs) (0.4%)
ERP Operating LP
5.250%, 9/15/14	1,615,000	1,533,250
5.125%, 3/15/16	600,000	550,258
HCP, Inc.
5.650%, 12/15/13^	300,000	273,136
6.000%, 1/30/17	1,965,000	1,665,776
Health Care REIT, Inc.
6.200%, 6/1/16	1,700,000	1,472,974
Healthcare Realty Trust, Inc.
5.125%, 4/1/14	2,802,000	2,469,537
ProLogis
5.625%, 11/15/15	800,000	634,325
Simon Property Group LP
5.000%, 3/1/12	2,620,000	2,611,773
6.750%, 5/15/14^	105,000	105,504
5.625%, 8/15/14	1,520,000	1,451,425
5.250%, 12/1/16	300,000	266,485

		13,034,443

Specialized Finance (0.0%)
Toll Brothers Finance Corp.
6.875%, 11/15/12	600,000	578,145

	Principal Amount		Value (Note 1)
5.150%, 5/15/15		$165,000	$146,087

			724,232

Thrifts & Mortgage Finance (0.0%)
Countrywide Financial Corp.
6.250%, 5/15/16^		756,000	670,704
HBOS Euro Finance LP
7.627%, 12/31/49(l)	EUR	370,000	207,622

			878,326

Total Financials			324,380,456

Health Care (1.3%)
Biotechnology (0.0%)
Amgen, Inc.
4.850%, 11/18/14		$300,000	316,890
6.400%, 2/1/39		500,000	531,828
Genentech, Inc.
5.250%, 7/15/35		300,000	279,492

			1,128,210

Health Care Equipment & Supplies (0.1%)
Bausch & Lomb, Inc.
9.875%, 11/1/15§		780,000	744,900
Baxter FinCo B.V.
4.750%, 10/15/10		1,791,000	1,855,387
Baxter International, Inc.
4.625%, 3/15/15		300,000	307,664
6.250%, 12/1/37		100,000	109,789
Covidien International Finance S.A.
6.000%, 10/15/17		600,000	638,069
Hospira, Inc.
6.400%, 5/15/15		45,000	47,370

			3,703,179

Health Care Providers & Services (0.3%)
Aetna, Inc.
6.000%, 6/15/16		300,000	296,426
6.750%, 12/15/37		500,000	463,621
Cardinal Health, Inc.
5.500%, 6/15/13		300,000	297,947
CIGNA Corp.
7.875%, 5/15/27		100,000	85,691
HCA, Inc.
8.500%, 4/15/19§		200,000	196,000
McKesson Corp.
6.500%, 2/15/14		500,000	533,459
Medco Health Solutions, Inc.
7.125%, 3/15/18		100,000	105,308
UnitedHealth Group, Inc.
4.125%, 8/15/09		580,000	580,865
5.250%, 3/15/11		2,165,000	2,234,358
6.000%, 2/15/18		500,000	479,862
6.875%, 2/15/38		500,000	462,799
WellPoint, Inc.
4.250%, 12/15/09		1,581,000	1,599,784
6.000%, 2/15/14		500,000	509,203
7.000%, 2/15/19		1,000,000	1,033,767
5.850%, 1/15/36		100,000	87,735

			8,966,825

Life Sciences Tools & Services (0.2%)
Fisher Scientific International, Inc.
6.750%, 8/15/14		2,002,000	2,057,507
6.125%, 7/1/15		2,446,000	2,455,173

			4,512,680

See Notes to Financial Statements. 453

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Pharmaceuticals (0.7%)
Abbott Laboratories, Inc.
5.600%, 5/15/11	$300,000	$320,518
5.875%, 5/15/16	300,000	327,186
5.600%, 11/30/17	1,000,000	1,071,134
AstraZeneca plc
5.400%, 9/15/12	300,000	325,441
5.900%, 9/15/17	700,000	749,581
6.450%, 9/15/37	300,000	332,569
Bristol-Myers Squibb Co.
5.450%, 5/1/18	300,000	317,849
6.125%, 5/1/38	500,000	540,300
Eli Lilly & Co.
5.200%, 3/15/17	200,000	209,545
5.950%, 11/15/37	500,000	524,406
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	800,000	836,834
5.650%, 5/15/18	600,000	635,522
6.375%, 5/15/38	300,000	326,230
Johnson & Johnson
5.550%, 8/15/17	1,420,000	1,543,401
5.150%, 7/15/18	300,000	319,597
5.850%, 7/15/38	600,000	643,025
Merck & Co., Inc.
1.875%, 6/30/11	500,000	500,640
6.400%, 3/1/28	300,000	325,223
Novartis Securities Investment Ltd.
5.125%, 2/10/19	1,000,000	1,023,086
Pfizer, Inc.
4.450%, 3/15/12	500,000	524,620
4.500%, 2/15/14	500,000	520,877
5.350%, 3/15/15^	1,975,000	2,122,335
6.200%, 3/15/19	500,000	546,812
7.200%, 3/15/39	500,000	593,706
Schering-Plough Corp.
6.000%, 9/15/17	300,000	319,501
6.550%, 9/15/37	500,000	536,192
Teva Pharmaceutical Finance LLC
6.150%, 2/1/36	500,000	515,753
Wyeth
5.500%, 3/15/13	300,000	320,731
5.500%, 2/1/14	1,427,000	1,527,222
5.500%, 2/15/16	750,000	785,072
6.000%, 2/15/36	100,000	106,067
5.950%, 4/1/37	500,000	517,264

		19,808,239

Total Health Care		38,119,133

Industrials (1.1%)
Aerospace & Defense (0.3%)
Boeing Co.
6.000%, 3/15/19^	1,310,000	1,428,458
6.125%, 2/15/33	100,000	101,814
General Dynamics Corp.
4.250%, 5/15/13	300,000	306,293
Honeywell International, Inc.
4.250%, 3/1/13	800,000	830,769
5.000%, 2/15/19	850,000	868,176
Lockheed Martin Corp.
Series B
6.150%, 9/1/36	350,000	373,611
Northrop Grumman Systems Corp.
7.125%, 2/15/11	100,000	107,336

	Principal Amount	Value (Note 1)
7.750%, 2/15/31	$350,000	$437,967
Raytheon Co.
6.400%, 12/15/18	300,000	332,006
Rockwell Collins, Inc.
5.250%, 7/15/19	50,000	51,694
United Technologies Corp.
4.875%, 5/1/15	947,000	1,007,011
5.375%, 12/15/17	300,000	317,710
6.125%, 2/1/19	500,000	553,394
6.125%, 7/15/38	500,000	542,712

		7,258,951

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	500,000	569,797
United Parcel Service, Inc.
4.500%, 1/15/13	300,000	314,617
6.200%, 1/15/38	500,000	547,024

		1,431,438

Airlines (0.0%)
Continental Airlines, Inc.
9.000%, 7/8/16	250,000	250,000
UAL Pass Through Trust
Series 2007-1
6.636%, 7/2/22	614,480	473,150

		723,150

Building Products (0.1%)
CRH America, Inc.
6.000%, 9/30/16	1,000,000	889,928
8.125%, 7/15/18	100,000	96,271
Masco Corp.
4.800%, 6/15/15	1,700,000	1,336,166
6.125%, 10/3/16	1,590,000	1,334,957

		3,657,322

Commercial Services & Supplies (0.2%)
Allied Waste North America, Inc.
Series B
7.125%, 5/15/16	500,000	502,500
Dartmouth College
4.750%, 6/1/19	50,000	50,510
Johns Hopkins University
5.250%, 7/1/19	225,000	226,336
Pitney Bowes, Inc.
4.750%, 1/15/16	100,000	97,519
R.R. Donnelley & Sons Co.
4.950%, 4/1/14	1,315,000	1,144,709
11.250%, 2/1/19^	1,230,000	1,302,120
Vanderbilt University
5.250%, 4/1/19	250,000	235,176
Waste Management, Inc.
5.000%, 3/15/14	100,000	97,707
6.100%, 3/15/18	500,000	492,673
7.000%, 7/15/28	500,000	473,416

		4,622,666

Electrical Equipment (0.0%)
Emerson Electric Co.
4.125%, 4/15/15	100,000	101,859
5.250%, 10/15/18	100,000	102,426
4.875%, 10/15/19	750,000	750,246
6.125%, 4/15/39	100,000	105,158

		1,059,689

See Notes to Financial Statements. 454

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Industrial Conglomerates (0.2%)
3M Co.
4.375%, 8/15/13	$100,000	$106,330
6.375%, 2/15/28	100,000	106,853
Cooper U.S., Inc.
5.250%, 11/15/12	100,000	106,799
General Electric Co.
5.000%, 2/1/13	800,000	832,413
5.250%, 12/6/17	500,000	491,022
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	500,000	500,118
ITT Corp.
4.900%, 5/1/14	65,000	64,555
6.125%, 5/1/19	90,000	92,497
Philips Electronics N.V.
6.875%, 3/11/38	300,000	321,343
Tyco International Finance S.A.
6.000%, 11/15/13	1,160,000	1,179,509
8.500%, 1/15/19	760,000	842,673

		4,644,112

Machinery (0.0%)
Caterpillar, Inc.
6.050%, 8/15/36	100,000	95,391
Danaher Corp.
5.625%, 1/15/18	600,000	625,761
Dover Corp.
6.600%, 3/15/38	100,000	111,713

		832,865

Road & Rail (0.2%)
Burlington Northern Santa Fe Corp.
5.750%, 3/15/18	500,000	511,619
6.150%, 5/1/37	100,000	99,857
Burlington Resources Finance Co.
7.200%, 8/15/31	100,000	109,260
Canadian National Railway Co.
5.550%, 3/1/19	1,000,000	1,036,133
6.200%, 6/1/36	350,000	362,940
Canadian Pacific Railway Co.
6.500%, 5/15/18	229,000	227,594
7.250%, 5/15/19	65,000	67,442
CSX Corp.
6.250%, 4/1/15	100,000	103,385
7.375%, 2/1/19	1,000,000	1,086,040
6.150%, 5/1/37	100,000	92,973
Norfolk Southern Corp.
7.700%, 5/15/17	200,000	219,209
5.750%, 4/1/18	500,000	511,229
5.900%, 6/15/19	65,000	67,363
7.800%, 5/15/27	1,000,000	1,069,039
Union Pacific Corp.
6.500%, 4/15/12	300,000	316,118
6.125%, 2/15/20	500,000	518,449
6.150%, 5/1/37	100,000	92,384

		6,491,034

Total Industrials		30,721,227

Information Technology (0.8%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
5.250%, 2/22/11	1,770,000	1,866,357
5.500%, 2/22/16	200,000	211,878
4.950%, 2/15/19	500,000	499,975

	Principal Amount	Value (Note 1)
5.900%, 2/15/39	$500,000	$492,398
Motorola, Inc.
7.625%, 11/15/10	122,000	124,121
6.000%, 11/15/17	300,000	244,500
7.500%, 5/15/25	145,000	110,925
6.500%, 9/1/25	895,000	626,500

		4,176,654

Computers & Peripherals (0.2%)
Dell, Inc.
3.375%, 6/15/12	55,000	55,987
5.625%, 4/15/14^	1,405,000	1,483,844
5.875%, 6/15/19^	100,000	102,071
7.100%, 4/15/28	100,000	102,498
6.500%, 4/15/38	300,000	286,476
Hewlett-Packard Co.
4.500%, 3/1/13	600,000	623,796
4.750%, 6/2/14	1,000,000	1,043,940
International Business Machines Corp.
4.750%, 11/29/12	300,000	321,677
5.700%, 9/14/17	1,500,000	1,592,494
5.875%, 11/29/32^	100,000	103,423
8.000%, 10/15/38	500,000	647,154

		6,363,360

IT Services (0.2%)
Computer Sciences Corp.
5.500%, 3/15/13	760,000	756,002
Electronic Data Systems Corp.
6.000%, 8/1/13	1,219,000	1,330,720
7.450%, 10/15/29^	1,415,000	1,708,308

		3,795,030

Office Electronics (0.1%)
Xerox Capital Trust I
8.000%, 2/1/27	3,705,000	2,815,800
Xerox Corp.
7.625%, 6/15/13	295,000	297,133
8.250%, 5/15/14	320,000	332,756
6.350%, 5/15/18	300,000	267,750

		3,713,439

Semiconductors & Semiconductor Equipment (0.0%)
Analog Devices, Inc.
5.000%, 7/1/14	250,000	250,427

Software (0.1%)
Microsoft Corp.
2.950%, 6/1/14	190,000	188,622
4.200%, 6/1/19	175,000	170,967
5.200%, 6/1/39	150,000	145,993
Oracle Corp.
5.000%, 1/15/11	2,075,000	2,175,223
5.750%, 4/15/18	800,000	843,874

		3,524,679

Total Information Technology		21,823,589

Materials (1.5%)
Chemicals (0.3%)
Dow Chemical Co.
7.600%, 5/15/14	1,411,000	1,453,331
8.550%, 5/15/19	1,204,000	1,206,143
7.375%, 11/1/29	100,000	90,883
9.400%, 5/15/39	135,000	138,966
E.I. du Pont de Nemours & Co.
5.000%, 7/15/13	300,000	315,489
5.875%, 1/15/14	841,000	910,728

See Notes to Financial Statements. 455

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
5.250%, 12/15/16	$100,000	$104,095
6.000%, 7/15/18	1,150,000	1,239,621
Monsanto Co.
7.375%, 8/15/12	300,000	343,169
5.125%, 4/15/18^	100,000	103,602
5.875%, 4/15/38^	300,000	306,067
Potash Corp of Saskatchewan Inc.
5.250%, 5/15/14	80,000	82,559
6.500%, 5/15/19	65,000	70,039
PPG Industries, Inc.
5.750%, 3/15/13	1,685,000	1,751,519
Praxair, Inc.
4.625%, 3/30/15	500,000	516,589
Rohm & Haas Co.
5.600%, 3/15/13	800,000	790,838
Valspar Corp.
7.250%, 6/15/19	200,000	201,398

		9,625,036

Construction Materials (0.0%)
Lafarge S.A.
6.150%, 7/15/11	783,000	791,405

Containers & Packaging (0.1%)
Packaging Corp. of America
5.750%, 8/1/13	1,675,000	1,609,846

Metals & Mining (0.8%)
Alcoa, Inc.
6.000%, 7/15/13	300,000	293,102
6.750%, 7/15/18^	2,360,000	2,093,747
5.900%, 2/1/27^	300,000	213,917
Allegheny Technologies, Inc.
9.375%, 6/1/19	150,000	158,956
ArcelorMittal S.A.
5.375%, 6/1/13	300,000	287,336
9.000%, 2/15/15^	225,000	237,007
6.125%, 6/1/18	2,920,000	2,555,000
9.850%, 6/1/19	250,000	269,226
ArcelorMittal USA Partnership
9.750%, 4/1/14	510,000	534,347
Barrick Gold Corp.
6.950%, 4/1/19	250,000	280,001
Barrick N.A. Finance LLC
7.500%, 9/15/38	300,000	349,365
BHP Billiton Finance USA Ltd.
4.800%, 4/15/13	300,000	311,945
5.500%, 4/1/14	500,000	536,372
7.250%, 3/1/16	3,028,000	3,407,899
5.400%, 3/29/17	500,000	522,257
6.500%, 4/1/19	500,000	555,262
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 4/1/15	605,000	611,050
8.375%, 4/1/17^	2,610,000	2,629,575
Nucor Corp.
5.750%, 12/1/17	300,000	311,721
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13	300,000	301,880
8.950%, 5/1/14	315,000	350,042
6.500%, 7/15/18	2,410,000	2,411,405
9.000%, 5/1/19	305,000	339,009
7.125%, 7/15/28	700,000	667,960
United States Steel Corp.
5.650%, 6/1/13	1,364,000	1,227,633
Vale Overseas Ltd.
6.250%, 1/23/17	1,000,000	1,008,264

	Principal Amount	Value (Note 1)
6.875%, 11/21/36	$600,000	$569,703

		23,033,981

Paper & Forest Products (0.3%)
Celulosa Arauco y Constitucion S.A.
8.625%, 8/15/10	359,000	376,437
International Paper Co.
7.400%, 6/15/14	1,670,000	1,662,415
5.300%, 4/1/15	1,915,000	1,756,285
7.950%, 6/15/18^	1,795,000	1,731,710
Westvaco Corp.
8.200%, 1/15/30	1,130,000	998,248
Weyerhaeuser Co.
6.750%, 3/15/12	2,095,000	2,095,754
6.950%, 10/1/27	100,000	76,581
7.375%, 3/15/32	300,000	239,446

		8,936,876

Total Materials		43,997,144

Telecommunication Services (2.0%)
Diversified Telecommunication Services (1.5%)
AT&T Corp.
7.300%, 11/15/11	1,500,000	1,644,966
8.000%, 11/15/31	400,000	461,672
AT&T, Inc.
4.125%, 9/15/09	770,000	773,879
4.950%, 1/15/13	300,000	312,002
4.850%, 2/15/14	500,000	518,600
5.100%, 9/15/14	300,000	311,636
5.625%, 6/15/16	600,000	617,458
5.800%, 2/15/19	850,000	863,011
6.500%, 9/1/37	250,000	247,962
6.300%, 1/15/38	700,000	676,378
6.400%, 5/15/38	300,000	293,674
6.550%, 2/15/39	750,000	748,667
BellSouth Capital Funding Corp.
7.875%, 2/15/30	1,000,000	1,104,748
British Telecommunications plc
9.125%, 12/15/10	3,240,000	3,441,113
9.625%, 12/15/30	500,000	554,329
Corning, Inc.
6.625%, 5/15/19	20,000	20,440
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	750,000	770,348
4.875%, 7/8/14	250,000	251,620
6.000%, 7/8/19^	200,000	201,780
8.750%, 6/15/30	700,000	819,510
Embarq Corp.
6.738%, 6/1/13	2,010,000	2,028,976
7.082%, 6/1/16	1,665,000	1,626,026
7.995%, 6/1/36	100,000	87,937
France Telecom S.A.
7.750%, 3/1/11	600,000	648,919
8.500%, 3/1/31	250,000	321,083
Koninklijke KPN N.V.
8.000%, 10/1/10	750,000	786,958
Pacific Bell Telephone Co.
6.625%, 10/15/34	1,970,000	1,879,469
Qwest Corp.
7.875%, 9/1/11	1,540,000	1,540,000
8.875%, 3/15/12	2,485,000	2,503,638
7.500%, 10/1/14	2,555,000	2,436,831
8.375%, 5/1/16§	75,000	72,375

See Notes to Financial Statements. 456

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Telecom Italia Capital S.A.
4.000%, 1/15/10	$2,405,000	$2,416,530
5.250%, 11/15/13	300,000	294,176
6.175%, 6/18/14	2,035,000	2,057,947
5.250%, 10/1/15	600,000	579,202
7.175%, 6/18/19	200,000	202,739
7.721%, 6/4/38	350,000	356,420
Telefonica Emisiones S.A.U.
4.949%, 1/15/15	130,000	132,139
6.421%, 6/20/16	1,200,000	1,283,053
5.877%, 7/15/19	195,000	201,044
7.045%, 6/20/36	500,000	554,066
Verizon Communications, Inc.
7.250%, 12/1/10	600,000	638,845
7.375%, 9/1/12	600,000	671,230
5.250%, 4/15/13	2,945,000	3,090,722
5.500%, 2/15/18	1,000,000	993,111
7.750%, 12/1/30	700,000	781,747
6.400%, 2/15/38	1,350,000	1,321,638
6.900%, 4/15/38	100,000	104,320
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12	545,000	571,307

		44,816,241

Wireless Telecommunication Services (0.5%)
America Movil S.A.B. de C.V.
6.375%, 3/1/35^	100,000	94,828
New Cingular Wireless Services, Inc.
7.875%, 3/1/11	660,000	711,787
8.125%, 5/1/12	1,950,000	2,183,185
8.750%, 3/1/31	1,660,000	2,023,225
Rogers Communications, Inc.
6.800%, 8/15/18	600,000	643,216
7.500%, 8/15/38	100,000	110,687
U.S. Cellular Corp.
6.700%, 12/15/33	905,000	866,960
Verizon Wireless Capital LLC
3.750%, 5/20/11§	500,000	510,236
8.500%, 11/15/18§	750,000	896,320
Vodafone Group plc
7.750%, 2/15/10	1,925,000	1,990,084
5.500%, 6/15/11	1,385,000	1,457,289
5.000%, 12/16/13	300,000	311,133
4.150%, 6/10/14	400,000	393,724
5.625%, 2/27/17	600,000	609,404
5.450%, 6/10/19	200,000	196,670
6.150%, 2/27/37	500,000	491,926

		13,490,674

Total Telecommunication Services		58,306,915

Utilities (1.8%)
Electric Utilities (1.4%)
Appalachian Power Co.
7.000%, 4/1/38	250,000	259,050
Arizona Public Service Co.
8.750%, 3/1/19	1,000,000	1,090,284
Baltimore Gas & Electric Co.
6.125%, 7/1/13	500,000	521,784
Carolina Power & Light Co.
6.500%, 7/15/12	1,480,000	1,612,062
6.300%, 4/1/38	500,000	548,672

	Principal Amount	Value (Note 1)
CenterPoint Energy Houston Electric LLC
Series U
7.000%, 3/1/14	$1,000,000	$1,079,530
Columbus Southern Power Co.
Series C
5.500%, 3/1/13	300,000	309,901
Commonwealth Edison Co.
6.450%, 1/15/38	600,000	618,877
Consolidated Edison Co. of New York, Inc.
7.125%, 12/1/18	1,000,000	1,136,009
Series 07-A
6.300%, 8/15/37	100,000	105,977
Series 08-B
6.750%, 4/1/38	100,000	112,242
DTE Energy Co.
7.625%, 5/15/14	75,000	78,275
Duke Energy Carolinas LLC
6.050%, 4/15/38	500,000	529,478
Series C
7.000%, 11/15/18	650,000	757,752
Duke Energy Corp.
5.650%, 6/15/13	600,000	628,886
Duke Energy Indiana, Inc.
6.450%, 4/1/39	155,000	173,640
Duke Energy Ohio, Inc.
5.700%, 9/15/12^	300,000	305,144
5.450%, 4/1/19	500,000	520,225
Exelon Corp.
6.750%, 5/1/11	655,000	683,667
4.900%, 6/15/15	300,000	279,325
Exelon Generation Co. LLC
6.200%, 10/1/17	100,000	99,537
FirstEnergy Corp.
Series B
6.450%, 11/15/11	2,730,000	2,849,465
Series C
7.375%, 11/15/31^	975,000	920,262
Florida Power & Light Co.
5.950%, 2/1/38	350,000	374,494
5.960%, 4/1/39	175,000	187,697
FPL Group Capital, Inc.
5.625%, 9/1/11	905,000	967,405
6.000%, 3/1/19	750,000	805,569
Georgia Power Co.
5.950%, 2/1/39	750,000	786,230
Indiana Michigan Power Co.
7.000%, 3/15/19	1,000,000	1,074,774
MidAmerican Energy Co.
5.750%, 11/1/35	100,000	99,147
MidAmerican Energy Holdings Co.
5.875%, 10/1/12	1,430,000	1,522,957
6.125%, 4/1/36	300,000	296,543
5.950%, 5/15/37	100,000	96,528
6.500%, 9/15/37	300,000	311,353
Nevada Power Co.
6.500%, 8/1/18	300,000	306,760
Northern States Power Co.
5.250%, 3/1/18	300,000	312,229
Oncor Electric Delivery Co.
6.375%, 5/1/12	100,000	105,523
7.000%, 9/1/22	1,000,000	1,056,072
Pacific Gas & Electric Co.
4.800%, 3/1/14	1,990,000	2,095,036

See Notes to Financial Statements. 457

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
8.250%, 10/15/18^	$1,000,000	$1,220,328
6.050%, 3/1/34	300,000	311,231
PacifiCorp
5.650%, 7/15/18	500,000	531,918
6.000%, 1/15/39	300,000	314,414
Pepco Holdings, Inc.
6.450%, 8/15/12	500,000	520,280
Portland General Electric Co.
6.100%, 4/15/19	250,000	262,725
PPL Electric Utilities Corp.
6.250%, 5/15/39	30,000	31,625
PPL Energy Supply LLC
6.500%, 5/1/18	100,000	101,522
Progress Energy, Inc.
7.100%, 3/1/11	571,000	607,290
Public Service Co. of Colorado
7.875%, 10/1/12	450,000	521,337
5.125%, 6/1/19	50,000	51,382
6.500%, 8/1/38	500,000	567,103
Public Service Electric & Gas Co.
5.375%, 9/1/13	300,000	316,116
5.300%, 5/1/18	500,000	522,487
San Diego Gas & Electric Co.
6.000%, 6/1/39	30,000	31,898
South Carolina Electric & Gas Co.
6.050%, 1/15/38	100,000	107,674
Southern California Edison Co.
5.750%, 3/15/14	600,000	650,935
Series 08-A
5.950%, 2/1/38	100,000	105,798
Southern Co.
4.150%, 5/15/14	75,000	75,298
Series A
5.300%, 1/15/12	1,130,000	1,186,495
Southern Natural Gas Co.
5.900%, 4/1/17^§	500,000	484,253
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.150%, 11/15/13§	3,950,000	3,904,030
Toledo Edison Co.
6.150%, 5/15/37	500,000	470,657
Union Electric Co.
6.700%, 2/1/19	300,000	313,527
8.450%, 3/15/39	200,000	234,239
Virginia Electric & Power Co.
5.000%, 6/30/19	200,000	201,704
8.875%, 11/15/38	300,000	402,074
Series A
4.750%, 3/1/13	300,000	306,967
6.000%, 5/15/37	100,000	103,259

		40,076,927

Gas Utilities (0.0%)
Oneok, Inc.
6.000%, 6/15/35	100,000	83,818
Sempra Energy
6.500%, 6/1/16	90,000	93,946
Williams Cos., Inc.
8.125%, 3/15/12	1,205,000	1,248,802

		1,426,566

Independent Power Producers & Energy Traders (0.1%)
Tennessee Valley Authority
5.500%, 7/18/17	600,000	654,376
6.150%, 1/15/38	1,500,000	1,641,598

		2,295,974

	Principal Amount		Value (Note 1)
Multi-Utilities (0.3%)
CenterPoint Energy Resources Corp.
6.000%, 5/15/18		$500,000	$454,411
Series B
7.875%, 4/1/13		300,000	320,000
DCP Midstream LLC
7.875%, 8/16/10		400,000	418,434
Dominion Resources, Inc.
8.875%, 1/15/19		500,000	596,271
Series A
5.000%, 12/1/14		300,000	306,995
Series B
5.950%, 6/15/35		100,000	95,392
DTE Energy Co.
6.350%, 6/1/16		300,000	275,276
National Grid plc
6.300%, 8/1/16		500,000	513,693
NiSource Finance Corp.
7.875%, 11/15/10		660,000	681,707
10.750%, 3/15/16		1,000,000	1,109,197
6.800%, 1/15/19		1,385,000	1,297,874
5.450%, 9/15/20		100,000	84,108
Sempra Energy
6.000%, 2/1/13		300,000	306,656
Veolia Environnement
6.000%, 6/1/18		885,000	902,042
Wisconsin Energy Corp.
6.250%, 5/15/67(l)		765,000	558,450

			7,920,506

Total Utilities			51,719,973

Total Corporate Bonds			727,733,126

Government Securities (68.6%)
Foreign Governments (1.7%)
Federative Republic of Brazil
10.250%, 6/17/13		$1,000,000	1,218,000
8.000%, 1/15/18		750,000	840,000
8.875%, 10/14/19		800,000	980,000
8.875%, 4/15/24		600,000	745,500
10.125%, 5/15/27		600,000	831,000
8.250%, 1/20/34		5,985,000	7,159,257
11.000%, 8/17/40		500,000	650,500
Hungary Government Bond
6.000%, 10/24/12	HUF	938,160,000	4,343,912
Oesterreichische Kontrollbank AG
2.875%, 3/15/11		$600,000	613,003
4.750%, 10/16/12		800,000	847,161
5.000%, 4/25/17		500,000	504,433
Province of Manitoba
5.000%, 2/15/12		600,000	634,174
Province of Nova Scotia
5.125%, 1/26/17		300,000	306,662
Province of Ontario
2.625%, 1/20/12^		1,500,000	1,525,254
4.950%, 6/1/12		500,000	536,378
4.950%, 11/28/16		600,000	611,126
Province of Quebec
4.875%, 5/5/14		600,000	630,407
4.625%, 5/14/18^		600,000	593,699
7.125%, 2/9/24		500,000	567,617
7.500%, 9/15/29		500,000	613,062
Republic of Indonesia

See Notes to Financial Statements. 458

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
11.625%, 3/4/19^§	$3,287,000	$4,162,164
Republic of Italy
3.500%, 7/15/11	1,600,000	1,652,345
4.375%, 6/15/13	1,000,000	1,046,646
5.250%, 9/20/16	1,300,000	1,339,176
6.875%, 9/27/23	500,000	561,208
Republic of Korea
5.750%, 4/16/14	500,000	512,349
7.125%, 4/16/19	500,000	538,369
Republic of Peru
8.375%, 5/3/16	750,000	864,375
7.125%, 3/30/19	3,910,000	4,173,925
6.550%, 3/14/37	300,000	291,000
Republic of Poland
5.000%, 10/19/15^	1,000,000	996,000
Republic of South Africa
5.875%, 5/30/22	700,000	644,000
Russian Federation
7.500%, 3/31/30(e)(m)	2,083,200	2,050,911
State of Israel
5.125%, 3/1/14	100,000	104,823
5.125%, 3/26/19	450,000	438,499
Svensk Exportkredit AB
5.125%, 3/1/17	300,000	303,844
United Mexican States
6.375%, 1/16/13	300,000	324,000
5.875%, 2/17/14	750,000	785,625
5.625%, 1/15/17	1,100,000	1,112,100
5.950%, 3/19/19	1,000,000	1,010,000
8.300%, 8/15/31	700,000	834,750
6.050%, 1/11/40	600,000	545,100

		49,042,354

Supranational (1.2%)
African Development Bank
1.875%, 1/23/12	1,000,000	983,573
3.000%, 5/27/14	1,000,000	980,749
Asian Development Bank
3.000%, 2/15/11	600,000	615,727
4.250%, 10/20/14	600,000	608,256
5.500%, 6/27/16	2,375,000	2,567,430
Corp. Andina de Fomento
8.125%, 6/4/19	150,000	158,922
Eksportfinans A/S
5.500%, 5/25/16	4,910,000	5,126,796
European Investment Bank
3.250%, 2/15/11^	2,500,000	2,578,900
2.625%, 5/16/11	1,000,000	1,025,750
3.125%, 7/15/11	2,300,000	2,374,219
3.250%, 5/15/13	1,000,000	1,012,373
4.250%, 7/15/13	1,600,000	1,686,597
3.125%, 6/4/14	500,000	496,549
4.875%, 1/17/17	600,000	631,407
5.125%, 5/30/17	1,300,000	1,387,196
4.875%, 2/15/36	1,225,000	1,181,070
Export Development Canada
3.500%, 5/16/13	600,000	609,574
Inter-American Development Bank
4.375%, 9/20/12	600,000	637,940
3.500%, 3/15/13	1,000,000	1,028,330
5.125%, 9/13/16	1,840,000	1,973,177
International Bank for Reconstruction & Development
5.000%, 4/1/16	600,000	640,949

	Principal Amount	Value (Note 1)
9.250%, 7/15/17	$865,000	$1,163,902
4.750%, 2/15/35	100,000	93,177
International Finance Corp.
3.000%, 4/22/14	775,000	758,072
Japan Finance Corp.
4.250%, 6/18/13	600,000	615,390
Nordic Investment Bank
3.625%, 6/17/13	600,000	617,509
5.000%, 2/1/17	1,540,000	1,632,351

		33,185,885

U.S. Government Agencies (41.5%)
Federal Farm Credit Bank
3.875%, 8/25/11^	100,000	105,185
2.625%, 4/17/14	1,000,000	991,536
Federal Home Loan Bank
3.375%, 8/13/10^	4,000,000	4,124,996
3.375%, 10/20/10	3,200,000	3,308,742
1.375%, 5/16/11	1,000,000	1,003,081
3.625%, 7/1/11	5,000,000	5,223,625
5.375%, 8/19/11	2,300,000	2,484,166
1.875%, 6/20/12	500,000	499,310
5.125%, 8/14/13	1,300,000	1,424,783
4.000%, 9/6/13^	1,600,000	1,683,312
5.500%, 8/13/14	1,300,000	1,451,328
4.750%, 12/16/16	500,000	534,783
5.000%, 11/17/17	16,950,000	18,036,732
5.500%, 7/15/36	300,000	305,935
Federal Home Loan Mortgage Corp.
4.125%, 7/12/10	8,400,000	8,727,230
1.375%, 10/27/10	10,000,000	10,007,460
2.000%, 2/25/11	1,000,000	1,006,881
3.250%, 2/25/11	10,000,000	10,341,830
2.000%, 3/16/11	2,000,000	2,012,306
1.625%, 4/26/11	950,000	957,232
3.875%, 6/29/11	6,700,000	7,040,373
5.250%, 7/18/11^	5,000,000	5,394,440
2.125%, 3/23/12	3,000,000	3,027,126
2.000%, 4/27/12	400,000	399,842
1.750%, 6/15/12^	1,000,000	996,364
2.000%, 6/15/12	350,000	349,368
4.125%, 12/21/12^	48,005,000	51,198,485
2.500%, 4/8/13	1,000,000	997,372
2.500%, 1/7/14	5,300,000	5,248,394
4.500%, 1/15/14	5,000,000	5,375,210
3.250%, 2/18/14	2,500,000	2,487,318
3.250%, 3/3/14	2,000,000	1,987,470
2.500%, 4/23/14^	1,000,000	984,169
5.000%, 7/15/14	2,000,000	2,191,776
4.750%, 11/17/15	3,000,000	3,237,942
5.000%, 4/18/17	400,000	436,676
5.125%, 11/17/17^	28,050,000	30,785,660
4.875%, 6/13/18^	6,500,000	6,994,871
3.750%, 3/27/19^	725,000	712,417
4.500%, 12/1/19	7,246,843	7,516,033
5.000%, 12/1/21	6,186,872	6,437,827
5.500%, 8/1/22	1,040,058	1,089,395
6.000%, 9/1/22	898,120	950,918
5.500%, 1/1/23	2,140,583	2,240,455
5.500%, 2/1/23	965,382	1,010,424
5.500%, 4/1/23	198,157	207,391
5.000%, 5/1/23	1,000,001	1,035,351
5.000%, 7/1/23	2,000,000	2,070,700
5.500%, 7/1/23	507,120	530,752

See Notes to Financial Statements. 459

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 8/1/23	$551,583	$577,287
5.000%, 11/1/23	2,000,001	2,070,701
5.500%, 12/1/23	668,791	699,970
5.000%, 1/1/24	2,000,001	2,070,701
4.000%, 2/1/24	978,796	979,913
5.000%, 3/1/24	1,000,000	1,035,250
5.000%, 4/1/24	2,000,000	2,070,500
6.750%, 3/15/31	600,000	743,827
6.250%, 7/15/32	300,000	356,460
4.028%, 3/1/34(l)	1,021,943	1,028,549
5.500%, 1/1/35	2,784,512	2,886,728
5.500%, 7/1/35	6,485,969	6,734,196
4.500%, 8/1/35	2,322,927	2,319,638
4.500%, 9/1/35	2,068,869	2,065,939
4.500%, 10/1/35	4,628,106	4,621,552
5.000%, 11/1/35	11,581,348	11,825,189
5.000%, 12/1/35	5,005,391	5,110,778
6.000%, 6/1/36	23,395,579	24,463,459
5.000%, 10/1/36	17,725,361	18,068,098
6.500%, 11/1/36	11,823,375	12,581,041
5.500%, 12/1/36	402,826	416,606
5.748%, 12/1/36(l)	7,269,950	7,643,371
7.000%, 2/1/37	11,700,345	12,603,053
5.500%, 3/1/37	1,408,034	1,455,541
4.500%, 4/1/37	1,970,071	1,973,985
5.881%, 5/1/37(l)	5,631,170	5,884,336
6.000%, 5/1/37	808,612	844,889
5.500%, 11/1/37	425,638	440,000
5.621%, 11/1/37(l)	2,002,872	2,101,889
5.271%, 1/1/38(l)	8,747,749	9,090,464
5.500%, 5/1/38	9,194,962	9,504,685
4.500%, 6/1/38	6,884,654	6,874,905
5.500%, 7/1/38	18,002,756	18,609,160
6.000%, 7/1/38	2,726,188	2,848,340
5.500%, 8/1/38	2,182,077	2,255,578
6.000%, 8/1/38	686,470	717,228
5.000%, 9/1/38	8,897,159	9,062,243
5.500%, 9/1/38	844,161	872,595
6.000%, 9/1/38	594,195	620,819
5.500%, 10/1/38	3,463,146	3,579,799
6.000%, 10/1/38	81,523	85,176
5.000%, 11/1/38	2,819,025	2,881,462
5.500%, 11/1/38	6,289,594	6,501,452
6.000%, 11/1/38	19,194,056	20,054,084
5.500%, 1/1/39	16,496,424	17,053,017
4.500%, 2/1/39	7,731,789	7,707,116
4.000%, 5/1/39	4,991,034	4,823,248
4.000%, 7/1/39	5,089,565	4,918,466
4.000%, 7/15/24 TBA	5,500,000	5,496,562
4.500%, 7/15/24 TBA	7,000,000	7,135,625
4.500%, 7/15/39 TBA	5,000,000	4,976,560
5.000%, 7/15/39 TBA	3,000,000	3,050,625
Federal National Mortgage Association
3.250%, 8/12/10	3,300,000	3,396,964
2.000%, 2/11/11	2,000,000	2,013,932
2.000%, 3/2/11	2,000,000	2,014,536
5.500%, 3/15/11	1,500,000	1,612,393
1.750%, 3/23/11	5,000,000	5,047,535
2.000%, 4/1/11	1,250,000	1,259,308
1.750%, 4/15/11	700,000	702,451
1.375%, 4/28/11^	650,000	651,049
6.000%, 5/15/11	1,300,000	1,412,927
3.625%, 8/15/11	4,000,000	4,189,080

	Principal Amount	Value (Note 1)
2.000%, 1/9/12	$3,000,000	$3,029,946
5.000%, 2/16/12	2,600,000	2,821,354
2.500%, 2/17/12	2,500,000	2,507,565
2.150%, 4/13/12	350,000	350,436
1.875%, 4/20/12	750,000	753,049
4.625%, 10/15/13	5,200,000	5,613,826
2.750%, 2/5/14	3,000,000	3,000,597
4.375%, 10/15/15	3,000,000	3,170,619
4.000%, 3/10/16	2,000,000	1,992,908
5.000%, 2/13/17	3,300,000	3,600,666
5.000%, 5/11/17	1,600,000	1,737,493
6.000%, 9/1/22	20,755	22,003
6.000%, 10/1/22	2,754,495	2,920,023
4.500%, 4/1/23	11,124,059	11,368,046
5.000%, 4/1/23	801,597	830,685
5.500%, 5/1/23	5,326,774	5,581,960
4.500%, 6/1/23	3,490,296	3,567,592
5.000%, 6/1/23	6,501,788	6,737,721
5.000%, 7/1/23	985,348	1,021,104
5.000%, 8/1/23	6,566,091	6,804,358
6.000%, 12/1/23	1,794,382	1,902,113
4.000%, 2/1/24	3,398,250	3,403,913
4.000%, 6/1/24	2,992,880	2,997,868
9.000%, 8/1/26	4,588	5,020
6.500%, 12/1/28	3,284,666	3,543,398
6.250%, 5/15/29^	19,700,000	23,128,312
7.125%, 1/15/30	600,000	773,889
6.625%, 11/15/30	3,000,000	3,674,325
5.500%, 4/1/33	9,940,866	10,315,104
5.500%, 7/1/33	3,653,262	3,790,795
5.000%, 11/1/33	8,484,712	8,680,590
4.725%, 3/1/34(l)	3,301,721	3,346,115
5.500%, 4/1/34	1,650,688	1,712,831
5.500%, 5/1/34	1,003,203	1,040,970
5.500%, 11/1/34	4,910,289	5,092,075
5.500%, 2/1/35	8,138,145	8,444,517
6.000%, 4/1/35	10,887,006	11,465,591
5.000%, 6/1/35	5,002,416	5,113,993
5.000%, 7/1/35	7,671,373	7,842,481
4.500%, 8/1/35	9,677,049	9,690,563
5.000%, 8/1/35	9,459,203	9,664,276
4.500%, 9/1/35	5,951,472	5,968,452
5.000%, 11/1/35	2,774,631	2,834,784
5.500%, 12/1/35	11,387,423	11,798,326
5.473%, 1/1/36(l)	4,820,367	5,053,211
5.000%, 2/1/36	19,801,750	20,231,046
5.500%, 3/1/36	14,192,516	14,704,638
6.000%, 3/1/36	18,325,913	19,196,752
5.500%, 6/1/36	31,392,194	32,470,994
5.000%, 7/1/36	7,425,976	7,591,610
6.000%, 9/1/36	1,638,512	1,716,373
5.500%, 1/1/37	4,678,061	4,838,824
5.936%, 2/1/37(l)	3,780,722	3,985,646
5.500%, 3/1/37	4,045,490	4,191,467
6.000%, 3/1/37	28,442	29,793
6.000%, 7/1/37	939,152	982,900
5.015%, 8/1/37(l)	1,911,810	1,986,071
6.000%, 8/1/37	411,771	430,952
5.396%, 9/1/37(l)	2,268,044	2,369,375
6.000%, 9/1/37	921,439	964,362
5.631%, 10/1/37(l)	4,928,102	5,159,652
6.000%, 10/1/37	1,496,260	1,565,960
6.000%, 11/1/37	17,352,310	18,160,616

See Notes to Financial Statements. 460

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 2/1/38	$6,277,964	$6,401,943
4.500%, 3/1/38	32,439	32,416
5.500%, 3/1/38	4,504,310	4,656,033
6.000%, 5/1/38	26,646	27,882
4.500%, 6/1/38	70,735	70,686
4.958%, 7/1/38(l)	7,844,010	8,118,052
5.500%, 7/1/38	28,267,647	29,219,814
6.000%, 9/1/38	3,037,265	3,178,102
6.000%, 11/1/38	3,008,853	3,148,372
4.500%, 1/1/39	32,579	32,553
5.000%, 1/1/39	9,670,579	9,861,558
5.395%, 1/1/39(l)	1,334,604	1,387,877
5.579%, 1/1/39(l)	4,582,511	4,812,513
4.500%, 3/1/39	2,349,041	2,347,183
5.000%, 3/1/39	4,962,210	5,060,206
4.500%, 5/1/39	5,000,000	4,996,045
4.000%, 6/1/39	4,000,000	3,877,177
4.000%, 7/25/39 TBA	2,000,000	1,939,375
4.500%, 7/25/39 TBA	16,000,000	15,964,992
5.500%, 7/25/39 TBA	2,500,000	2,580,470
6.000%, 7/25/39 TBA	7,000,000	7,315,000
6.500%, 7/25/39 TBA	21,500,000	22,897,500
Government National Mortgage Association
8.500%, 10/15/17	2,104	2,276
8.500%, 11/15/17	7,376	7,980
8.000%, 7/15/26	397	437
6.500%, 9/15/36	235,106	249,883
5.500%, 4/15/37	999,278	1,033,240
5.500%, 5/15/37	212,396	219,780
6.500%, 5/15/37	420,667	446,909
6.500%, 9/15/37	331,518	352,200
6.500%, 10/15/37	245,188	260,484
6.000%, 1/15/38	42,950	44,794
5.500%, 2/15/38	13,666,431	14,128,235
5.500%, 4/15/38	1,119,459	1,158,028
6.000%, 4/15/38	42,812	44,650
5.500%, 6/15/38	2,533,596	2,620,269
6.500%, 6/15/38	443,233	470,676
5.500%, 7/15/38	754,531	780,527
6.000%, 7/15/38	2,222,521	2,317,933
5.500%, 8/15/38	1,668,763	1,726,257
6.000%, 8/15/38	1,610,297	1,679,427
6.500%, 8/15/38	1,883,777	2,000,409
6.000%, 9/15/38	1,340,772	1,398,331
6.500%, 9/15/38	2,270,460	2,411,033
6.000%, 10/15/38	11,329,291	11,815,653
6.000%, 11/15/38	2,326,089	2,425,947
5.500%, 12/15/38	6,881,197	7,112,451
6.000%, 12/15/38	4,713,056	4,915,386
6.500%, 12/15/38	2,730,149	2,904,510
6.500%, 12/20/38	3,541,157	3,751,422
5.500%, 1/15/39	2,740,498	2,834,917
6.000%, 1/15/39	119,489	124,619
5.000%, 2/15/39	13,703,115	14,000,730
5.500%, 2/15/39	19,655,730	20,332,932
6.000%, 2/15/39	20,903,236	21,800,606
4.500%, 4/15/39	16,788,051	16,792,642
5.000%, 4/15/39	6,897,167	7,046,965
4.500%, 6/15/39	500,000	500,137
5.000%, 6/15/39	1,000,000	1,021,719
4.500%, 7/15/39 TBA	3,000,000	2,994,375
5.000%, 7/15/39 TBA	4,000,000	4,077,500
6.000%, 7/15/39 TBA	1,500,000	1,562,343

	Principal Amount	Value (Note 1)
6.500%, 7/15/39 TBA	$2,000,000	$2,121,876

		1,192,566,533

U.S. Treasuries (24.2%)
U.S. Treasury Bonds
11.250%, 2/15/15	4,700,000	6,774,242
9.875%, 11/15/15	6,500,000	9,080,702
9.250%, 2/15/16	5,000,000	6,845,310
7.250%, 5/15/16	3,300,000	4,136,085
7.500%, 11/15/16	1,000,000	1,275,547
8.750%, 5/15/17	2,000,000	2,738,750
9.125%, 5/15/18^	1,000,000	1,432,422
9.000%, 11/15/18^	2,000,000	2,866,250
8.875%, 2/15/19^	3,500,000	4,991,329
8.125%, 8/15/19	3,300,000	4,524,610
8.500%, 2/15/20^	4,000,000	5,625,000
8.750%, 8/15/20^	7,300,000	10,457,250
7.875%, 2/15/21	4,500,000	6,109,452
8.125%, 5/15/21	1,500,000	2,076,562
8.125%, 8/15/21	1,000,000	1,387,656
8.000%, 11/15/21	3,500,000	4,828,908
7.125%, 2/15/23	1,000,000	1,306,719
7.625%, 2/15/25	2,000,000	2,786,876
6.000%, 2/15/26	2,000,000	2,412,188
6.750%, 8/15/26^	2,700,000	3,513,796
6.625%, 2/15/27	1,900,000	2,449,516
6.125%, 11/15/27	2,500,000	3,080,470
5.500%, 8/15/28	6,600,000	7,626,095
5.250%, 11/15/28	2,900,000	3,260,688
5.250%, 2/15/29	4,300,000	4,836,158
6.125%, 8/15/29	4,100,000	5,105,779
6.250%, 5/15/30^	3,000,000	3,803,436
5.375%, 2/15/31^	2,000,000	2,295,624
4.500%, 2/15/36	20,695,000	21,319,078
4.750%, 2/15/37	1,300,000	1,393,031
5.000%, 5/15/37	1,200,000	1,335,374
4.375%, 2/15/38	2,500,000	2,524,610
4.500%, 5/15/38^	2,400,000	2,477,626
3.500%, 2/15/39^	6,300,000	5,447,547
4.250%, 5/15/39	2,500,000	2,474,600
U.S. Treasury Notes
3.875%, 7/15/10	3,300,000	3,413,309
2.375%, 8/31/10^	1,000,000	1,020,742
2.000%, 9/30/10	3,200,000	3,255,126
4.250%, 10/15/10	5,000,000	5,231,835
1.500%, 10/31/10	2,600,000	2,628,844
0.875%, 12/31/10	5,000,000	5,006,835
0.875%, 1/31/11	12,000,000	12,006,600
0.875%, 2/28/11^	5,000,000	4,996,500
4.500%, 2/28/11	8,000,000	8,480,936
0.875%, 3/31/11	10,000,000	9,986,330
4.750%, 3/31/11^	2,500,000	2,664,745
0.875%, 4/30/11	12,000,000	11,964,840
4.875%, 4/30/11	13,000,000	13,897,806
0.875%, 5/31/11^	48,548,000	48,373,713
4.875%, 5/31/11	15,500,000	16,614,063
1.125%, 6/30/11	5,000,000	5,000,400
5.125%, 6/30/11	14,300,000	15,425,010
4.875%, 7/31/11	5,000,000	5,378,515
5.000%, 8/15/11	6,000,000	6,489,372
4.625%, 8/31/11	10,000,000	10,721,880
4.500%, 9/30/11	5,800,000	6,215,970
4.625%, 10/31/11	7,000,000	7,537,033
4.500%, 11/30/11	6,600,000	7,105,831

See Notes to Financial Statements. 461

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
1.125%, 12/15/11^	$11,500,000	$11,442,500
4.625%, 12/31/11	3,300,000	3,566,577
4.875%, 2/15/12^	3,300,000	3,599,062
4.500%, 3/31/12	3,300,000	3,570,188
1.375%, 4/15/12	2,000,000	1,992,656
4.750%, 5/31/12	5,000,000	5,451,560
4.625%, 7/31/12^	600,000	653,203
4.000%, 11/15/12	3,300,000	3,536,930
3.625%, 12/31/12	23,965,000	25,406,639
3.875%, 2/15/13	5,300,000	5,649,885
2.750%, 2/28/13	4,000,000	4,114,064
3.125%, 4/30/13	2,500,000	2,597,655
3.500%, 5/31/13	2,000,000	2,107,188
3.375%, 7/31/13	3,000,000	3,143,673
4.250%, 8/15/13^	13,500,000	14,595,822
3.125%, 9/30/13	4,300,000	4,448,483
2.750%, 10/31/13	3,000,000	3,055,548
2.000%, 11/30/13	6,000,000	5,911,872
1.500%, 12/31/13	7,000,000	6,742,421
1.750%, 1/31/14	57,770,000	56,145,508
4.000%, 2/15/14^	4,000,000	4,280,312
1.875%, 2/28/14^	8,500,000	8,280,190
1.750%, 3/31/14^	10,000,000	9,671,880
1.875%, 4/30/14	18,000,000	17,467,020
4.750%, 5/15/14^	6,000,000	6,615,000
2.250%, 5/31/14^	5,500,000	5,426,080
2.625%, 6/30/14	4,000,000	4,012,520
4.250%, 8/15/14	3,600,000	3,882,377
4.250%, 11/15/14	3,500,000	3,769,063
4.000%, 2/15/15	1,700,000	1,806,117
4.125%, 5/15/15	8,000,000	8,532,496
4.250%, 8/15/15	3,300,000	3,537,445
4.500%, 2/15/16	5,000,000	5,422,265
3.250%, 5/31/16	2,000,000	2,008,750
4.875%, 8/15/16	1,600,000	1,768,875
4.625%, 2/15/17	1,600,000	1,740,875
4.500%, 5/15/17	4,000,000	4,316,564
4.750%, 8/15/17	2,800,000	3,069,500
4.250%, 11/15/17^	3,300,000	3,500,062
3.500%, 2/15/18^	7,000,000	7,034,454
3.875%, 5/15/18	5,800,000	5,976,268
4.000%, 8/15/18^	4,200,000	4,356,517
3.750%, 11/15/18	32,566,000	33,128,415
2.750%, 2/15/19	3,000,000	2,809,680
3.125%, 5/15/19^	6,000,000	5,803,140

		693,962,820

Total Government Securities		1,968,757,592

Total Long-Term Debt Securities (99.5%) (Cost $2,864,853,755)		2,858,590,853

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
Fannie Mae
8.250%(l)	32,375	43,382

Freddie Mac
8.375%(l)	24,725	30,165

Total Preferred Stocks (0.0%) (Cost $1,427,500)		73,547

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (1.1%)
Federal Home Loan Bank
0.00%, 7/1/09 (o)(p)	$31,800,000	$31,800,000

Short-Term Investments of Cash Collateral for Securities Loaned (1.4%)
Calyon/New York
0.41%, 7/2/10 (l)	4,998,834	4,907,401
Goldman Sachs & Co., Repurchase Agreement
0.05%, 7/1/09 (r)(v)	24,044,930	24,044,930
Pricoa Global Funding I
0.40%, 6/25/10 (l)	4,999,500	4,607,554
Wells Fargo & Co.
0.37%, 8/3/09 (l)	5,000,000	4,994,090

Total Short-Term Investments of Cash Collateral for Securities Loaned		38,553,975

Time Deposit (2.5%)
JPMorgan Chase Nassau
0.000%, 7/1/09	72,170,490	72,170,490

Total Short-Term Investments (5.0%) (Cost/Amortized Cost $143,013,754)		142,524,465

Total Investments (104.5%) (Cost/Amortized Cost $3,009,295,009)		3,001,188,865
Other Assets Less Liabilities (-4.5%)		(129,530,022)

Net Assets (100%)		$2,871,658,843

^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $14,850 or 0.0% of net assets) at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2009, the market value of these securities amounted to $39,404,181 or 1.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2009. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2009.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

See Notes to Financial Statements. 462

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% - 6.176%, maturing 4/15/18 - 5/1/39; Federal National Mortgage Association, 0.000% - 7.500%, maturing 2/1/18 - 5/1/39; Government National Mortgage Association, 0.465% – 5.500%, maturing 11/16/31 - 8/16/44.

Glossary:
CMO	— Collateralized Mortgage Obligation
EUR	— European Currency Unit
GBP	— British Pound
HUF	— Hungary Forint
TBA	— Security is subject to delayed delivery.

At June 30, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 8/25/09	1,891	1,154	$1,891,399	$1,898,699	$(7,300)
European Union vs. U.S. Dollar, expiring 7/8/09	243	171	242,577	239,904	2,673
European Union vs. U.S. Dollar, expiring 7/8/09	197	140	196,848	196,213	635
European Union vs. U.S. Dollar, expiring 7/8/09	57	41	57,128	57,489	(361)
European Union vs. U.S. Dollar, expiring 7/8/09	31	23	30,815	32,709	(1,894)
European Union vs. U.S. Dollar, expiring 7/8/09	325	243	324,568	340,765	(16,197)
Hungarian Forint vs. U.S. Dollar, expiring 7/13/09	4,400	875,361	4,400,055	4,500,971	(100,916)

					$(123,360)

See Notes to Financial Statements. 463

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$–	$21,298,659	$14,850	$21,313,509
Non-Agency CMO	–	140,786,626	–	140,786,626
Corporate Bonds
Consumer Discretionary	–	56,068,595	–	56,068,595
Consumer Staples	–	51,972,220	–	51,972,220
Energy	–	50,623,874	–	50,623,874
Financials	–	324,380,456	–	324,380,456
Health Care	–	38,119,133	–	38,119,133
Industrials	–	30,721,227	–	30,721,227
Information Technology	–	21,823,589	–	21,823,589
Materials	–	43,997,144	–	43,997,144
Telecommunication Services	–	58,306,915	–	58,306,915
Utilities	–	51,719,973	–	51,719,973
Forward Currency Contracts	–	3,308	–	3,308
Government Securities
Foreign Governments	–	49,042,354	–	49,042,354
Supranational	–	33,185,885	–	33,185,885
U.S. Government Agencies	–	1,192,566,533	–	1,192,566,533
U.S. Treasuries	–	693,962,820	–	693,962,820
Preferred Stocks
Financials	73,547	–	–	73,547
Short-Term Investments	–	142,524,465	–	142,524,465
Total Asset	$73,547	$3,001,103,776	$14,850	$3,001,192,173
Liability:
Forward Currency Contracts	$–	$(126,668)	$–	$(126,668)
Total Liability	$–	$(126,668)	$–	$(126,668)
Total	$73,547	$3,000,977,108	$14,850	$3,001,065,505

See Notes to Financial Statements. 464

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-ABS	Other Investments*
Balance as of 12/31/08	$19,800	$—
Total gains or losses (realized/unrealized) included in earnings	(4,950)	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$14,850	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$(4,950)	$—

*Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	3,308
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$3,308

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	(126,668)
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	–	*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(126,668)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements. 465

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	(245,481)	–	(245,481)
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$–	$(245,481)	$–	$(245,481)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	(849,031)	–	(849,031)
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$–	$(849,031)	$–	$(849,031)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$3,471,089,081
Long-term U.S. Treasury securities	740,871,496

$4,211,960,577

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,369,530,027
Long-term U.S. Treasury securities	263,611,045

$2,633,141,072

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$47,603,446
Aggregate gross unrealized depreciation	(55,941,177)

Net unrealized depreciation	$(8,337,731)

Federal income tax cost of investments	$3,009,526,596

At June 30, 2009, the Portfolio had loaned securities with a total value of $38,016,448. This was secured by collateral of $39,043,264, which was received as cash and subsequently invested in short-term investments currently valued at $38,553,975, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $71,453,227 of which $395,663 expires in the year 2013, $20,191,378 expires in the year 2014, and $50,866,186 expires in the year 2016.

See Notes to Financial Statements. 466

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (37.5%)
Asset-Backed Securities (7.9%)
Aegis Asset Backed Securities Trust,
Series 2006-1 A1
0.394%, 1/25/37(b)(l)	$2,265,342	$2,167,720
AmeriCredit Automobile Receivables Trust,
Series 2005-DA A3
4.870%, 12/6/10	146,941	147,000
Amresco Residential Securities Mortgage Loan Trust,
Series 1998-2 M1F
6.745%, 6/25/28(b)(l)	37,883	16,265
Asset Backed Funding Certificates,
Series 2001-AQ1 M1
6.863%, 5/20/32(b)(l)	59,983	24,431
CenterPoint Energy Transition Bond Co. LLC,
Series 2005-A A2
4.970%, 8/1/14	5,405,891	5,645,804
Centex Home Equity,
Series 2004-D MV3
1.309%, 9/25/34(b)(l)†	63,045	6,974
DVI Receivables Corp.,
Series 2003-1 D1
2.271%, 3/14/11(l)†	160,268	—
Ford Credit Auto Owner Trust,
Series 2009-B A3
2.790%, 8/15/13	2,030,000	2,031,173
GCO Slims Trust,
Series 2006-1A
5.720%, 3/1/22(b)§	6,428,040	5,142,432
Harley-Davidson Motorcycle Trust,
Series 2006-2 A2
5.350%, 3/15/13	3,447,178	3,548,097
Lehman ABS Manufactured Housing Contract,
Series 2002-A A
0.794%, 6/15/33(l)	32,550	24,084
Morgan Stanley ABS Capital I, Inc.,
Series 2004-HE4 M3
1.809%, 5/25/34(b)(l)†	48,550	1,457

		18,755,437

Non-Agency CMO (29.6%)
Banc of America Mortgage Securities, Inc.,
Series 2003-I 1A1
5.452%, 10/25/33(l)	14,364	12,678
Chase Commercial Mortgage Securities Corp.,
Series 2000-1 A2
7.757%, 4/15/32^	8,298,966	8,383,543
Countrywide Alternative Loan Trust,
Series 2006-OC9 A1
0.389%, 12/25/46(l)	3,951,349	3,629,723
Series 2007-2CB 1A1
5.750%, 3/25/37	10,380,945	8,525,506
Credit Suisse Mortgage Capital Certificates,
Series 2006-C3 A1
4.991%, 6/15/38	5,388,743	5,429,768
DLJ Commercial Mortgage Corp.,
Series 2000-CKP1 A1B
7.180%, 11/10/33	5,034,145	5,133,600
First Union National Bank Commercial Mortgage Trust,
Series 2000-C2 A2
7.202%, 10/15/32	8,462,939	8,595,361

	Principal Amount	Value (Note 1)
Series 2001-C2 A2
6.663%, 1/12/43	$769,467	$792,329
GE Capital Commercial Mortgage Corp.,
Series 2001-2 A2
5.850%, 8/11/33	3,831,087	3,842,218
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1 A4
4.755%, 6/10/36	7,325,000	7,354,465
GS Mortgage Securities Corp. II,
Series 2005-GG4 A1P
5.285%, 7/10/39	4,975,458	4,895,765
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIBC A3
6.260%, 3/15/33	3,219,647	3,288,719
LB-UBS Commercial Mortgage Trust,
Series 2001-C3 A2
6.365%, 12/15/28	4,090,000	4,181,517
Nomura Asset Securities Corp.,
Series 1998-D6 A1B
6.590%, 3/15/30	198,428	198,665
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR1 A
3.711%, 3/25/34(l)	6,995,905	5,861,985

		70,125,842

Total Asset-Backed and Mortgage-Backed Securities		88,881,279

Corporate Bonds (27.7%)
Consumer Discretionary (0.5%)
Media (0.5%)
COX Communications, Inc.
7.875%, 8/15/09	$1,055,000	1,061,321

Total Consumer Discretionary		1,061,321

Consumer Staples (1.3%)
Beverages (0.9%)
Bottling Group LLC
4.625%, 11/15/12	2,035,000	2,165,199

Food & Staples Retailing (0.4%)
CVS Caremark Corp.
5.750%, 8/15/11	850,000	898,859

Total Consumer Staples		3,064,058

Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
StatoilHydro ASA
3.875%, 4/15/14^	1,280,000	1,298,182

Total Energy		1,298,182

Financials (10.9%)
Capital Markets (1.1%)
Macquarie Bank Ltd.
4.100%, 12/17/13§	1,035,000	1,060,699
Morgan Stanley
6.000%, 5/13/14	500,000	506,234
Societe Financement de l’Economie Francaise
2.375%, 3/26/12§	1,120,000	1,111,522

		2,678,455

See Notes to Financial Statements. 467

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Banks (5.0%)
Citibank N.A.
1.875%, 5/7/12	$1,880,000	$1,872,658
Landwirtschaftliche Rentenbank
5.250%, 7/2/12	2,380,000	2,572,930
4.125%, 7/15/13	1,225,000	1,278,864
Societe Financement de l'Economie Francaise
2.250%, 6/11/12§	2,120,000	2,107,500
U.S. Bancorp
4.200%, 5/15/14	1,850,000	1,870,907
U.S. Bank N.A./Ohio
6.375%, 8/1/11	1,950,000	2,089,435

		11,792,294

Consumer Finance (0.9%)
Capital One Financial Corp.
5.700%, 9/15/11	915,000	919,059
LeasePlan Corp. N.V.
3.000%, 5/7/12§	1,100,000	1,112,657

		2,031,716

Diversified Financial Services (2.4%)
Credit Suisse USA, Inc.
6.500%, 1/15/12	1,165,000	1,257,175
General Electric Capital Corp.
5.250%, 10/19/12^	2,325,000	2,390,047
JPMorgan Chase & Co.
4.750%, 5/1/13	2,050,000	2,076,010

		5,723,232

Insurance (1.5%)
Metropolitan Life Global Funding I
5.125%, 4/10/13§	2,225,000	2,262,997
Pricoa Global Funding I
5.625%, 5/24/11§	1,440,000	1,405,457

		3,668,454

Total Financials		25,894,151

Health Care (2.7%)
Health Care Providers & Services (1.3%)
Hospira, Inc.
5.550%, 3/30/12	1,300,000	1,354,358
Roche Holdings, Inc.
4.500%, 3/1/12§	1,675,000	1,760,919

		3,115,277

Pharmaceuticals (1.4%)
Merck & Co., Inc.
1.875%, 6/30/11^	3,300,000	3,304,221

Total Health Care		6,419,498

Industrials (2.7%)
Commercial Services & Supplies (0.2%)
Board of Trustees of The Leland Stanford Junior University
3.625%, 5/1/14^	400,000	403,204

Industrial Conglomerates (1.4%)
Ingersoll-Rand Global Holding Co., Ltd.
2.420%, 8/13/10(l)	2,575,000	2,513,900
ITT Corp.
4.900%, 5/1/14	950,000	943,504

		3,457,404

Road & Rail (1.1%)
CSX Corp.
6.750%, 3/15/11	1,615,000	1,695,359

	Principal Amount	Value (Note 1)
Union Pacific Corp.
6.125%, 1/15/12	$825,000	$862,268

		2,557,627

Total Industrials		6,418,235

Information Technology (1.5%)
Computers & Peripherals (1.5%)
Hewlett-Packard Co.
2.250%, 5/27/11^	3,525,000	3,535,737

Total Information Technology		3,535,737

Telecommunication Services (3.7%)
Diversified Telecommunication Services (0.5%)
TELUS Corp.
8.000%, 6/1/11	1,115,000	1,196,696

Wireless Telecommunication Services (3.2%)
New Cingular Wireless Services, Inc.
7.875%, 3/1/11	3,425,000	3,693,743
Rogers Communications, Inc.
7.875%, 5/1/12	710,000	765,268
Verizon Wireless Capital LLC
7.375%, 11/15/13^§	2,840,000	3,176,563

		7,635,574

Total Telecommunication Services		8,832,270

Utilities (3.9%)
Electric Utilities (2.6%)
Duke Energy Ohio, Inc.
5.700%, 9/15/12^	3,010,000	3,061,616
Progress Energy, Inc.
7.100%, 3/1/11	3,000,000	3,190,668

		6,252,284

Gas Utilities (0.5%)
Enterprise Products Operating LLC
4.600%, 8/1/12	1,125,000	1,132,695

Multi-Utilities (0.8%)
Energy East Corp.
6.750%, 6/15/12^	1,641,000	1,759,270

Total Utilities		9,144,249

Total Corporate Bonds		65,667,701

Government Securities (36.9%)
Agency CMO (16.6%)
Federal Home Loan Mortgage Corp.
5.500%, 10/15/27	$3,129,749	3,233,445
5.500%, 11/15/29	3,637,901	3,777,977
Federal National Mortgage Association
5.500%, 12/1/18	21,583,965	22,776,479
5.500%, 1/1/21	531,949	559,345
6.500%, 4/1/21	8,069,434	8,574,110
4.432%, 5/1/33(l)	198,584	202,989
4.438%, 6/1/34(l)	35,047	35,654
4.269%, 7/1/34(l)	122,868	125,173

		39,285,172

Municipal Bonds (0.7%)
State of California
5.650%, 4/1/13(l)	1,660,000	1,634,121

Supranational (2.6%)
Export Development Canada
2.375%, 3/19/12	2,330,000	2,352,107

See Notes to Financial Statements. 468

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Inter-American Development Bank
1.500%, 6/23/11	$2,035,000	$2,038,720
Japan Finance Corp.
2.000%, 6/24/11	1,725,000	1,724,768

		6,115,595

U.S. Government Agencies (13.1%)
Federal Home Loan Bank
5.375%, 6/13/14^	8,465,000	9,391,037
5.250%, 9/12/14^	8,465,000	9,377,273
Federal Home Loan Mortgage Corp.
3.000%, 7/28/14^	7,785,000	7,800,773
Federal National Mortgage Association
6.250%, 2/1/11	4,195,000	4,412,259

		30,981,342

U.S. Treasury (3.9%)
U.S. Treasury Notes
1.125%, 6/30/11	9,380,000	9,380,750

Total Government Securities		87,396,980

Total Long-Term Debt Securities (102.1%) (Cost $243,319,179)		241,945,960

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (13.7%)
Goldman Sachs & Co., Repurchase Agreement
0.05%, 7/1/09 (r)(v)	$3,294,810	3,294,810
MassMutual Global Funding II
0.40%, 3/26/10 (l)	13,000,000	12,882,701
Monumental Global Funding Ltd.
0.71%, 5/24/10 (l)	13,000,000	12,467,884
Principal Life Income Fund Trust 29
0.40%, 3/22/10 (l)	4,000,000	3,809,596

Total Short-Term Investments of Cash Collateral for Securities Loaned		32,454,991

Time Deposit (3.9%)
JPMorgan Chase Nassau
0.000%, 7/1/09	9,329,451	9,329,451

Total Short-Term Investments (17.6%) (Cost/Amortized Cost $42,624,261)		41,784,442

Total Investments (119.7%) (Cost/Amortized Cost $285,943,440)		283,730,402
Other Assets Less Liabilities (-19.7%)		(46,663,339)

Net Assets (100%)		$237,067,063

^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $8,431 or 0.0% of net assets) at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2009, the market value of these securities amounted to $19,140,746 or 8.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% - 6.176%, maturing 4/15/18 - 5/1/39; Federal National Mortgage Association, 0.000% - 7.500%, maturing 2/1/18 - 5/1/39; Government National Mortgage Association, 0.465% – 5.500%, maturing 11/16/31 - 8/16/44.

Glossary:
CMO	— Collateralized Mortgage Obligation

See Notes to Financial Statements. 469

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$–	$18,747,006	$8,431	$18,755,437
Non-Agency CMO	–	70,125,842	–	70,125,842
Corporate Bonds
Consumer Discretionary	–	1,061,321	–	1,061,321
Consumer Staples	–	3,064,058	–	3,064,058
Energy	–	1,298,182	–	1,298,182
Financials	–	25,894,151	–	25,894,151
Health Care	–	6,419,498	–	6,419,498
Industrials	–	6,418,235	–	6,418,235
Information Technology	–	3,535,737	–	3,535,737
Telecommunication Services	–	8,832,270	–	8,832,270
Utilities	–	9,144,249	–	9,144,249
Government Securities
Agency CMO	–	39,285,172	–	39,285,172
Municipal Bonds	–	1,634,121	–	1,634,121
Supranational	–	6,115,595	–	6,115,595
U.S. Government Agencies	–	30,981,342	–	30,981,342
U.S. Treasuries	–	9,380,750	–	9,380,750
Short-Term Investments	–	41,784,442	–	41,784,442
Total Asset	$–	$283,721,971	$8,431	$283,730,402
Total Liability	$–	$–	$–	$–
Total	$–	$283,721,971	$8,431	$283,730,402

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-ABS	Other Investments*
Balance as of 12/31/08	$15,930,103	$—
Total gains or losses (realized/unrealized) included in earnings	269,727	—
Purchases, sales, issuances, and settlements (net)	(10,068,257)	—
Transfers in and/or out of Level 3	(6,123,142)	—

Balance as of 6/30/09	$8,431	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$36,910	$—

*Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements. 470

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$243,229,048
Long-term U.S. Treasury securities	766,576,473

$1,009,805,521

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,503,799,904
Long-term U.S. Treasury securities	944,962,990

$2,448,762,894

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,570,230
Aggregate gross unrealized depreciation	(5,793,874)

Net unrealized depreciation	$(2,223,644)

Federal income tax cost of investments	$285,954,046

At June 30, 2009, the Portfolio had loaned securities with a total value of $32,587,102. This was secured by collateral of $33,294,810, which was received as cash and subsequently invested in short-term investments currently valued at $32,454,991, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $12,427,097 of which $4,546,511 expires in the year 2014, and $7,880,586 expires in the year 2016.

See Notes to Financial Statements. 471

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.9%)
Auto Components (0.5%)
Other Auto Components	810,362	$5,675,859

		5,675,859

Automobiles (0.0%)
Other Automobiles	27,600	205,068

		205,068

Distributors (0.1%)
Other Distributors	49,203	567,150

		567,150

Diversified Consumer Services (1.3%)
Corinthian Colleges, Inc.*^	115,600	1,957,108
Other Diversified Consumer Services	744,190	12,160,520

		14,117,628

Hotels, Restaurants & Leisure (2.5%)
Bally Technologies, Inc.*	78,200	2,339,744
Other Hotels, Restaurants & Leisure	1,944,284	24,451,254

		26,790,998

Household Durables (1.1%)
Tupperware Brands Corp.	87,500	2,276,750
Other Household Durables	1,090,745	9,406,630

		11,683,380

Internet & Catalog Retail (0.4%)
Other Internet & Catalog Retail	619,501	4,389,142

		4,389,142

Leisure Equipment & Products (0.6%)
Other Leisure Equipment & Products	1,075,900	6,859,175

		6,859,175

Media (0.9%)
Other Media	1,274,247	9,357,185

		9,357,185

Multiline Retail (0.3%)
Other Multiline Retail	426,230	3,126,513

		3,126,513

Specialty Retail (3.2%)
Tractor Supply Co.*	47,400	1,958,568
Other Specialty Retail	3,114,442	31,938,063

		33,896,631

Textiles, Apparel & Luxury Goods (2.0%)
Carter’s, Inc.*	81,795	2,012,975
Warnaco Group, Inc.*	61,800	2,002,320
Other Textiles, Apparel & Luxury Goods	1,413,414	17,048,571

		21,063,866

Total Consumer Discretionary		137,732,595

Consumer Staples (3.4%)
Beverages (0.1%)
Other Beverages	135,400	1,250,382

		1,250,382

Food & Staples Retailing (0.9%)
Other Food & Staples Retailing	484,587	9,377,230

		9,377,230

Food Products (1.4%)
Other Food Products	889,926	15,209,845

		15,209,845

Household Products (0.1%)
Other Household Products	110,160	1,431,691

		1,431,691

	Number of Shares	Value (Note 1)
Personal Products (0.6%)
Other Personal Products	559,790	$6,378,776

		6,378,776

Tobacco (0.3%)
Other Tobacco	312,422	2,531,965

		2,531,965

Total Consumer Staples		36,179,889

Energy (4.4%)
Energy Equipment & Services (1.6%)
Other Energy Equipment & Services	1,973,781	17,450,560

		17,450,560

Oil, Gas & Consumable Fuels (2.8%)
Other Oil, Gas & Consumable Fuels	4,239,283	29,585,279

		29,585,279

Total Energy		47,035,839

Financials (18.8%)
Capital Markets (2.1%)
Knight Capital Group, Inc., Class A*	131,800	2,247,190
Teton Advisors, Inc.(b)*†	88	171
Other Capital Markets	3,167,385	20,660,665

		22,908,026

Commercial Banks (5.7%)
FirstMerit Corp.^	114,093	1,937,299
Westamerica Bancorporation^	40,690	2,018,631
Other Commercial Banks	5,294,057	56,600,600

		60,556,530

Consumer Finance (0.4%)
Other Consumer Finance	515,971	4,707,141

		4,707,141

Diversified Financial Services (0.5%)
Other Diversified Financial Services	426,700	5,541,260

		5,541,260

Insurance (3.2%)
IPC Holdings Ltd.	78,308	2,140,941
Platinum Underwriters Holdings Ltd.	75,000	2,144,250
ProAssurance Corp.*	44,964	2,077,786
Other Insurance	2,852,341	28,020,641

		34,383,618

Real Estate Investment Trusts (REITs) (5.2%)
Highwoods Properties, Inc. (REIT)	99,000	2,214,630
MFA Financial, Inc. (REIT)	320,400	2,217,168
National Retail Properties, Inc. (REIT)^	110,800	1,922,380
Other Real Estate Investment Trusts (REITs)	5,022,843	48,612,415

		54,966,593

Real Estate Management & Development (0.2%)
Other Real Estate Management & Development	90,390	1,715,076

		1,715,076

Thrifts & Mortgage Finance (1.5%)
Other Thrifts & Mortgage Finance	1,922,232	15,497,509

		15,497,509

Total Financials		200,275,753

Health Care (14.8%)
Biotechnology (3.9%)
Isis Pharmaceuticals, Inc.*^	128,400	2,118,600

See Notes to Financial Statements. 472

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Onyx Pharmaceuticals, Inc.*	75,500	$2,133,630
Other Biotechnology	6,120,780	37,636,242

		41,888,472

Health Care Equipment & Supplies (3.9%)
Haemonetics Corp.*	36,100	2,057,700
NuVasive, Inc.*^	50,811	2,266,171
STERIS Corp.^	82,080	2,140,646
Thoratec Corp.*	76,855	2,058,177
Other Health Care Equipment & Supplies	2,754,953	33,122,136

		41,644,830

Health Care Providers & Services (3.6%)
AMERIGROUP Corp.*	75,117	2,016,891
Owens & Minor, Inc.#^	57,700	2,528,414
Other Health Care Providers & Services	1,987,019	33,131,242

		37,676,547

Health Care Technology (0.8%)
Other Health Care Technology	489,405	8,836,945

		8,836,945

Life Sciences Tools & Services (1.1%)
Other Life Sciences Tools & Services	971,836	11,205,095

		11,205,095

Pharmaceuticals (1.5%)
Other Pharmaceuticals	2,420,856	16,275,447

		16,275,447

Total Health Care		157,527,336

Industrials (15.8%)
Aerospace & Defense (1.8%)
Other Aerospace & Defense	925,487	19,070,867

		19,070,867

Air Freight & Logistics (0.3%)
Other Air Freight & Logistics	145,049	2,934,067

		2,934,067

Airlines (0.6%)
Other Airlines	1,124,382	6,703,644

		6,703,644

Building Products (0.5%)
Other Building Products	359,338	5,580,274

		5,580,274

Commercial Services & Supplies (2.6%)
Tetra Tech, Inc.#*	84,615	2,424,220
Other Commercial Services & Supplies	1,980,538	25,396,989

		27,821,209

Construction & Engineering (1.0%)
EMCOR Group, Inc.*^	97,000	1,951,640
Other Construction & Engineering	537,670	8,512,183

		10,463,823

Electrical Equipment (2.3%)
Other Electrical Equipment	2,417,303	24,757,106

		24,757,106

Industrial Conglomerates (0.3%)
Other Industrial Conglomerates	151,364	3,207,652

		3,207,652

Machinery (2.8%)
CLARCOR, Inc.	71,500	2,087,085
Other Machinery	1,913,988	27,467,144

		29,554,229

	Number of Shares	Value (Note 1)
Marine (0.2%)
Other Marine	201,225	$2,175,442

		2,175,442

Professional Services (1.6%)
Watson Wyatt Worldwide, Inc., Class A#	61,035	2,290,644
Other Professional Services	1,161,984	14,354,864

		16,645,508

Road & Rail (0.9%)
Other Road & Rail	647,959	9,934,864

		9,934,864

Trading Companies & Distributors (0.9%)
Other Trading Companies & Distributors	729,878	9,264,257

		9,264,257

Transportation Infrastructure (0.0%)
Other Transportation Infrastructure	1,100	5,610

		5,610

Total Industrials		168,118,552

Information Technology (19.6%)
Communications Equipment (3.6%)
3Com Corp.#*	565,400	2,663,034
Arris Group, Inc.*	166,400	2,023,424
Palm, Inc.#*^	200,880	3,328,582
Polycom, Inc.#*	124,600	2,525,642
Other Communications Equipment	3,021,634	27,662,552

		38,203,234

Computers & Peripherals (1.2%)
Data Domain, Inc.*	66,200	2,207,770
Other Computers & Peripherals	1,289,736	10,418,314

		12,626,084

Electronic Equipment, Instruments & Components (2.1%)
Other Electronic Equipment, Instruments & Components	1,907,104	22,205,069

		22,205,069

Internet Software & Services (2.7%)
Digital River, Inc.*^	53,440	1,940,941
VistaPrint Ltd.#*^	61,900	2,640,035
Other Internet Software & Services	2,920,604	24,258,600

		28,839,576

IT Services (2.2%)
Other IT Services	2,273,867	23,490,872

		23,490,872

Semiconductors & Semiconductor Equipment (3.5%)
Skyworks Solutions, Inc.*	230,700	2,256,246
Other Semiconductors & Semiconductor Equipment	4,514,068	35,332,248

		37,588,494

Software (4.3%)
Concur Technologies, Inc.*^	62,025	1,927,737
Informatica Corp.*	126,600	2,176,254
Jack Henry & Associates, Inc.^	117,080	2,429,410
Solera Holdings, Inc.#*^	97,205	2,469,007
Other Software	3,530,578	36,359,472

		45,361,880

Total Information Technology		208,315,209

Materials (3.9%)
Chemicals (1.9%)
Other Chemicals	1,485,332	20,015,088

		20,015,088

See Notes to Financial Statements. 473

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.1%)
Other Construction Materials	38,568	$1,296,513

		1,296,513

Containers & Packaging (0.6%)
Rock-Tenn Co., Class A	54,495	2,079,529
Other Containers & Packaging	378,527	3,555,670

		5,635,199

Metals & Mining (0.9%)
Other Metals & Mining	1,146,846	9,634,357

		9,634,357

Paper & Forest Products (0.4%)
Other Paper & Forest Products	498,665	4,431,728

		4,431,728

Total Materials		41,012,885

Telecommunication Services (1.3%)
Diversified Telecommunication Services (0.9%)
Other Diversified Telecommunication Services	1,231,917	9,773,136

		9,773,136

Wireless Telecommunication Services (0.4%)
Other Wireless Telecommunication Services	358,795	3,664,355

		3,664,355

Total Telecommunication Services		13,437,491

Utilities (3.5%)
Electric Utilities (1.1%)
Portland General Electric Co.^	104,847	2,042,419
Other Electric Utilities	432,246	9,846,572

		11,888,991

Gas Utilities (1.4%)
New Jersey Resources Corp.	58,825	2,178,878
Nicor, Inc.	61,300	2,122,206
Piedmont Natural Gas Co., Inc.#	113,798	2,743,670
WGL Holdings, Inc.	67,200	2,151,744
Other Gas Utilities	178,870	5,755,026

		14,951,524

Independent Power Producers & Energy Traders (0.0%)
Other Independent Power Producers & Energy Traders	5,600	7,952

		7,952

Multi-Utilities (0.6%)
Other Multi-Utilities	309,677	5,881,193

		5,881,193

Water Utilities (0.4%)
Other Water Utilities	204,217	4,029,781

		4,029,781

Total Utilities		36,759,441

Total Common Stocks (98.4%) (Cost $1,115,002,405)		1,046,394,990

	Number of Shares	Value (Note 1)
INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.0%)
Other Exchange Traded Funds (ETFs) (Cost $10,184)	1,300	17,238

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Household Durables (0.0%)
Other Household Durables (Cost $132,508)	100,000	$212,000

	Number of Warrants	Value (Note 1)
WARRANT:
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
Other Hotels, Restaurants & Leisure (Cost $–)	519	21

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (6.8%)
Goldman Sachs & Co., Repurchase Agreement
0.05%, 7/1/09 (r)(v)	$50,616,832	50,616,832
Monumental Global Funding II
0.40%, 3/26/10 (l)	3,000,000	2,885,868
0.43%, 5/26/10 (l)	2,000,000	1,925,001
Pricoa Global Funding I
0.41%, 12/15/09 (l)	7,000,000	6,749,407
Wells Fargo & Co.
0.37%, 8/3/09 (l)	10,000,000	9,988,180

Total Short-Term Investments of Cash Collateral for Securities Loaned		72,165,288

Time Deposit (0.2%)
JPMorgan Chase Nassau
0.000%, 7/1/09	2,552,431	2,552,431

Total Short-Term Investments (7.0%) (Cost/Amortized Cost $75,169,263)		74,717,719

Total Investments (105.4%) (Cost/Amortized Cost $1,190,314,360)		1,121,341,968
Other Assets Less Liabilities (-5.4%)		(57,743,269)

Net Assets (100%)		$1,063,598,699

This section shows the Portfolio’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the Portfolio’s total net assets as of the report date. Fair value securities are disclosed. The remaining securities held by the Portfolio are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling AXA Equitable at 1-888-AXA-INFO or 1-888-292-4636. This complete schedule, filed on the Portfolio’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $171 or 0.0% of net assets) at fair value.
#	All, or a portion of security held by broker as collateral for financial futures contracts.
(b)	Illiquid Security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.

See Notes to Financial Statements. 474

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, 0.000% – 6.335%, maturing 4/2/09 – 6/12/20; Federal Home Loan Mortgage Corp., 0.311% – 0.441%, maturing 4/7/09 – 12/23/09; Government National Mortgage Association, 5.000% – 7.000%, maturing 10/15/22 – 2/15/39.

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	351	September-09	$17,702,217	$17,802,720	$100,503

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$137,732,595	$–	$–	$137,732,595
Consumer Staples	36,179,889	–	–	36,179,889
Energy	47,035,839	–	–	47,035,839
Financials	200,275,582	–	171	200,275,753
Health Care	157,527,336	–	–	157,527,336
Industrials	168,118,552	–	–	168,118,552
Information Technology	207,952,689	362,520	–	208,315,209
Materials	41,012,885	–	–	41,012,885
Telecommunication Services	13,437,491	–	–	13,437,491
Utilities	36,759,441	–	–	36,759,441
Futures	100,503	–	–	100,503
Investment Companies
Exchange Traded Funds (ETFs)	17,238	–	–	17,238
Rights
Consumer Discretionary	212,000	–	–	212,000
Short-Term Investments	–	74,717,719	–	74,717,719
Warrants
Consumer Discretionary	21	–	–	21
Total Asset	$1,046,362,061	$75,080,239	$171	$1,121,442,471
Total Liability	$–	$–	$–	$–
Total	$1,046,362,061	$75,080,239	$171	$1,121,442,471

See Notes to Financial Statements. 475

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	171	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$171	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$171	$—

*Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	100,503	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$100,503

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	–	*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$–

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	1,635,523	–	–	1,635,523
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$1,635,523	$–	$–	$1,635,523

See Notes to Financial Statements. 476

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(210,085)	–	–	(210,085)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(210,085)	$–	$–	$(210,085)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$496,698,562
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$202,406,402

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$97,302,038
Aggregate gross unrealized depreciation	(181,188,133)

Net unrealized depreciation	$(83,886,095)

Federal income tax cost of investments	$1,205,228,063

At June 30, 2009, the Portfolio had loaned securities with a total value of $67,503,545. This was secured by collateral of $72,616,832 which was received as cash and subsequently invested in short-term investments currently valued at $72,165,288 as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $49,489, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements. 477

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX II PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.8%)
Auto Components (0.5%)
Other Auto Components	55,540	$415,454

		415,454

Automobiles (0.0%)
Other Automobiles	2,550	18,947

		18,947

Distributors (0.0%)
Other Distributors	660	17,200

		17,200

Diversified Consumer Services (1.4%)
Corinthian Colleges, Inc.*	8,670	146,783
Other Diversified Consumer Services	57,230	916,597

		1,063,380

Hotels, Restaurants & Leisure (2.5%)
Bally Technologies, Inc.*	5,570	166,654
Other Hotels, Restaurants & Leisure	145,621	1,822,711

		1,989,365

Household Durables (1.1%)
Tupperware Brands Corp.	6,330	164,707
Other Household Durables	67,180	676,571

		841,278

Internet & Catalog Retail (0.4%)
Other Internet & Catalog Retail	37,190	334,666

		334,666

Leisure Equipment & Products (0.6%)
Other Leisure Equipment & Products	76,740	499,724

		499,724

Media (0.9%)
Other Media	104,210	675,955

		675,955

Multiline Retail (0.3%)
Other Multiline Retail	28,700	238,917

		238,917

Specialty Retail (3.1%)
J. Crew Group, Inc.*	5,300	143,206
Tractor Supply Co.*	3,800	157,016
Other Specialty Retail	205,310	2,171,743

		2,471,965

Textiles, Apparel & Luxury Goods (2.0%)
Carter’s, Inc.*	5,780	142,246
Warnaco Group, Inc.*	4,610	149,364
Other Textiles, Apparel & Luxury Goods	113,790	1,283,513

		1,575,123

Total Consumer Discretionary		10,141,974

Consumer Staples (3.4%)
Beverages (0.2%)
Other Beverages	11,910	112,460

		112,460

Food & Staples Retailing (0.9%)
Other Food & Staples Retailing	39,290	730,138

		730,138

Food Products (1.4%)
Other Food Products	66,041	1,125,340

		1,125,340

Household Products (0.1%)
Other Household Products	8,120	105,643

		105,643

	Number of Shares	Value (Note 1)
Personal Products (0.6%)
Chattem, Inc.*	2,070	$140,967
Other Personal Products	35,890	322,249

		463,216

Tobacco (0.2%)
Other Tobacco	22,520	175,183

		175,183

Total Consumer Staples		2,711,980

Energy (4.5%)
Energy Equipment & Services (1.8%)
Other Energy Equipment & Services	173,700	1,381,992

		1,381,992

Oil, Gas & Consumable Fuels (2.7%)
Other Oil, Gas & Consumable Fuels	305,229	2,135,173

		2,135,173

Total Energy		3,517,165

Financials (19.1%)
Capital Markets (2.1%)
Knight Capital Group, Inc., Class A*	9,590	163,509
Teton Advisors, Inc.(b)*†	13	24
Other Capital Markets	224,827	1,533,785

		1,697,318

Commercial Banks (5.7%)
FirstMerit Corp.	8,287	140,706
Prosperity Bancshares, Inc.	4,850	144,675
Westamerica Bancorporation	2,950	146,350
Other Commercial Banks	366,419	4,126,509

		4,558,240

Consumer Finance (0.5%)
Other Consumer Finance	39,130	365,184

		365,184

Diversified Financial Services (0.5%)
Other Diversified Financial Services	33,577	414,456

		414,456

Insurance (3.3%)
IPC Holdings Ltd.	5,670	155,018
Platinum Underwriters Holdings Ltd.	5,410	154,672
ProAssurance Corp.*	3,250	150,183
Other Insurance	195,639	2,127,452

		2,587,325

Real Estate Investment Trusts (REITs) (5.2%)
Highwoods Properties, Inc. (REIT)	7,490	167,551
MFA Financial, Inc. (REIT)	22,700	157,084
National Retail Properties, Inc. (REIT)	7,970	138,280
Other Real Estate Investment Trusts (REITs)	361,754	3,657,919

		4,120,834

Real Estate Management & Development (0.2%)
Other Real Estate Management & Development	7,310	131,697

		131,697

Thrifts & Mortgage Finance (1.6%)
Other Thrifts & Mortgage Finance	151,720	1,280,666

		1,280,666

Total Financials		15,155,720

Health Care (15.0%)
Biotechnology (4.0%)
Isis Pharmaceuticals, Inc.*	9,190	151,635

See Notes to Financial Statements. 478

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX II PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Onyx Pharmaceuticals, Inc.*	5,650	$159,669
Other Biotechnology	460,465	2,817,031

		3,128,335

Health Care Equipment & Supplies (4.0%)
Haemonetics Corp.*	2,640	150,480
NuVasive, Inc.*	3,610	161,006
STERIS Corp.	6,810	177,605
Thoratec Corp.*	5,570	149,165
Other Health Care Equipment & Supplies	205,739	2,505,771

		3,144,027

Health Care Providers & Services (3.6%)
AMERIGROUP Corp.*	5,420	145,527
Owens & Minor, Inc.	4,200	184,044
Other Health Care Providers & Services	147,320	2,546,723

		2,876,294

Health Care Technology (0.8%)
Quality Systems, Inc.	2,510	142,970
Other Health Care Technology	34,020	520,667

		663,637

Life Sciences Tools & Services (1.1%)
Other Life Sciences Tools & Services	78,120	875,016

		875,016

Pharmaceuticals (1.5%)
Other Pharmaceuticals	177,160	1,194,147

		1,194,147

Total Health Care		11,881,456

Industrials (16.2%)
Aerospace & Defense (1.8%)
Other Aerospace & Defense	78,630	1,398,242

		1,398,242

Air Freight & Logistics (0.3%)
Other Air Freight & Logistics	18,830	216,803

		216,803

Airlines (0.6%)
Other Airlines	83,250	489,346

		489,346

Building Products (0.6%)
Other Building Products	29,136	471,288

		471,288

Commercial Services & Supplies (2.7%)
Tetra Tech, Inc.*	5,980	171,327
Other Commercial Services & Supplies	159,286	1,970,202

		2,141,529

Construction & Engineering (1.0%)
EMCOR Group, Inc.*	6,930	139,432
Other Construction & Engineering	44,150	671,270

		810,702

Electrical Equipment (2.3%)
Regal-Beloit Corp.	3,630	144,184
Other Electrical Equipment	161,690	1,644,099

		1,788,283

Industrial Conglomerates (0.3%)
Other Industrial Conglomerates	10,997	257,279

		257,279

Machinery (2.9%)
CLARCOR, Inc.	5,160	150,620
Other Machinery	147,982	2,131,123

		2,281,743

	Number of Shares	Value (Note 1)
Marine (0.2%)
Other Marine	14,085	$162,031

		162,031

Professional Services (1.6%)
Watson Wyatt Worldwide, Inc., Class A	4,330	162,505
Other Professional Services	87,650	1,146,829

		1,309,334

Road & Rail (1.0%)
Other Road & Rail	55,660	784,150

		784,150

Trading Companies & Distributors (0.9%)
Other Trading Companies & Distributors	53,370	678,486

		678,486

Transportation Infrastructure (0.0%)
Other Transportation Infrastructure	3,220	16,422

		16,422

Total Industrials		12,805,638

Information Technology (20.2%)
Communications Equipment (3.8%)
3Com Corp.*	41,080	193,487
Arris Group, Inc.*	12,460	151,514
Emulex Corp.*	25,350	247,923
Palm, Inc.*	14,050	232,808
Polycom, Inc.*	8,900	180,403
Other Communications Equipment	233,300	2,034,336

		3,040,471

Computers & Peripherals (1.2%)
Data Domain, Inc.*	5,000	166,750
Other Computers & Peripherals	99,865	773,518

		940,268

Electronic Equipment, Instruments & Components (2.1%)
Other Electronic Equipment, Instruments & Components	133,190	1,687,691

		1,687,691

Internet Software & Services (2.8%)
VistaPrint Ltd.*	4,990	212,824
Other Internet Software & Services	236,360	1,977,089

		2,189,913

IT Services (2.3%)
Other IT Services	167,849	1,784,503

		1,784,503

Semiconductors & Semiconductor Equipment (3.7%)
Skyworks Solutions, Inc.*	16,610	162,446
Other Semiconductors & Semiconductor Equipment	333,260	2,756,523

		2,918,969

Software (4.3%)
Informatica Corp.*	9,010	154,882
Jack Henry & Associates, Inc.	8,820	183,015
Solera Holdings, Inc.*	7,320	185,928
Other Software	272,076	2,884,592

		3,408,417

Total Information Technology		15,970,232

Materials (3.9%)
Chemicals (2.0%)
Other Chemicals	121,565	1,576,796

		1,576,796

See Notes to Financial Statements. 479

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX II PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.1%)
Other Construction Materials	3,000	$100,716

		100,716

Containers & Packaging (0.5%)
Rock-Tenn Co., Class A	3,870	147,679
Other Containers & Packaging	22,000	258,357

		406,036

Metals & Mining (0.9%)
Other Metals & Mining	137,680	685,151

		685,151

Paper & Forest Products (0.4%)
Other Paper & Forest Products	36,733	342,121

		342,121

Total Materials		3,110,820

Telecommunication Services (1.3%)
Diversified Telecommunication Services (1.0%)
Other Diversified Telecommunication Services	83,760	778,883

		778,883

Wireless Telecommunication Services (0.3%)
Other Wireless Telecommunication Services	24,590	254,726

		254,726

Total Telecommunication Services		1,033,609

Utilities (3.5%)
Electric Utilities (1.1%)
Portland General Electric Co.	7,630	148,632
Other Electric Utilities	32,720	741,496

		890,128

Gas Utilities (1.4%)
New Jersey Resources Corp.	4,280	158,531
Nicor, Inc.	4,600	159,252
Piedmont Natural Gas Co., Inc.	7,490	180,584
WGL Holdings, Inc.	5,050	161,701
Other Gas Utilities	13,040	420,084

		1,080,152

Multi-Utilities (0.6%)
Other Multi-Utilities	25,110	463,478

		463,478

Water Utilities (0.4%)
Other Water Utilities	17,950	334,005

		334,005

Total Utilities		2,767,763

Total Common Stocks (99.9%) (Cost $83,239,099)		79,096,357

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Household Durables (0.0%)
Other Household Durables (Cost $5,970)	4,290	9,095

	Number of Warrants	Value (Note 1)
WARRANT:
Materials (0.0%)
Metals & Mining (0.0%)
Redcorp Ventures Ltd., expiring 6/26/09(b)*† (Cost $—)	23,200	$102

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.1%)
JPMorgan Chase Nassau 0.000%, 7/1/09 (Amortized Cost $857,476)	$857,476	857,476

Total Investments (101.0%) (Cost/Amortized Cost $84,102,545)		79,963,030
Other Assets Less Liabilities (-1.0%)		(780,979)

Net Assets (100%)		$79,182,051

This section shows the Portfolio’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the Portfolio’s total net assets as of the report date. Fair value securities are disclosed. The remaining securities held by the Portfolio are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling AXA Equitable at 1-888-AXA-INFO or 1-888-292-4636. This complete schedule, filed on the Portfolio’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

*	Non-income producing.
(b)	Illiquid Security.
†	Securities (totaling $126 or 0.0% of net assets) at fair value.

See Notes to Financial Statements. 480

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX II PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	5	September-09	$253,158	$253,600	$442

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$10,141,974	$–	$–	$10,141,974
Consumer Staples	2,711,980	–	–	2,711,980
Energy	3,517,165	–	–	3,517,165
Financials	15,155,696	–	24	15,155,720
Health Care	11,881,456	–	–	11,881,456
Industrials	12,805,638	–	–	12,805,638
Information Technology	15,946,292	23,940	–	15,970,232
Materials	3,110,820	–	–	3,110,820
Telecommunication Services	1,033,609	–	–	1,033,609
Utilities	2,767,763	–	–	2,767,763
Futures	442	–	–	442
Rights
Consumer Discretionary	9,095	–	–	9,095
Short-Term Investments	–	857,476	–	857,476
Warrants
Materials	–	–	102	102
Total Asset	$79,081,930	$881,416	$126	$79,963,472
Total Liability	$–	$–	$–	$–
Total	$79,081,930	$881,416	$126	$79,963,472

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	24	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$24	$—

See Notes to Financial Statements. 481

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX II PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Investments in Securities-Materials	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	102	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$102	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$126	$—

*Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	442	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$442

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	–	*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$–

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	(8)	–	(8)
Credit contracts	–	–	–	–	–
Equity contracts	–	12,000	–	–	12,000
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$12,000	$(8)	$–	$11,992

See Notes to Financial Statements. 482

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX II PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	442	–	–	442
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$442	$–	$–	$442

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$77,461,484
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$69,729,146

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,717,948
Aggregate gross unrealized depreciation	(10,579,199)

Net unrealized depreciation	$(5,861,251)

Federal income tax cost of investments	$85,824,281

For the six months ended June 30, 2009, the Portfolio incurred approximately $1,353 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements. 483

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.1%)
Diversified Consumer Services (0.6%)
Apollo Group, Inc., Class A*	36,600	$2,602,992

Hotels, Restaurants & Leisure (2.1%)
Marriott International, Inc., Class A	94,734	2,090,778
McDonald’s Corp.	56,100	3,225,189
MGM MIRAGE*	64,700	413,433
Yum! Brands, Inc.	103,200	3,440,688

		9,170,088

Internet & Catalog Retail (5.1%)
Amazon.com, Inc.*	219,000	18,321,540
Expedia, Inc.*	137,412	2,076,295
priceline.com, Inc.*	15,400	1,717,870

		22,115,705

Media (1.6%)
McGraw-Hill Cos., Inc.	225,700	6,795,827

Multiline Retail (0.5%)
Dollar Tree, Inc.*	55,400	2,332,340

Specialty Retail (2.3%)
AutoZone, Inc.*	37,300	5,636,403
Lowe’s Cos., Inc.	120,600	2,340,846
O’Reilly Automotive, Inc.*	48,500	1,846,880

		9,824,129

Textiles, Apparel & Luxury Goods (0.9%)
NIKE, Inc., Class B	70,200	3,634,956

Total Consumer Discretionary		56,476,037

Consumer Staples (8.3%)
Beverages (2.6%)
Coca-Cola Co.	79,300	3,805,607
PepsiCo, Inc.	137,900	7,578,984

		11,384,591

Food & Staples Retailing (3.0%)
Costco Wholesale Corp.	68,500	3,130,450
CVS Caremark Corp.	131,000	4,174,970
Wal-Mart Stores, Inc.	111,600	5,405,904

		12,711,324

Food Products (1.4%)
Danone S.A.	56,919	2,814,868
Nestle S.A. (Registered)	83,950	3,168,370

		5,983,238

Household Products (1.3%)
Procter & Gamble Co.	110,600	5,651,660

Total Consumer Staples		35,730,813

Energy (7.7%)
Energy Equipment & Services (3.0%)
Cameron International Corp.*	92,400	2,614,920
Schlumberger Ltd.	155,100	8,392,461
Smith International, Inc.	84,200	2,168,150

		13,175,531

Oil, Gas & Consumable Fuels (4.7%)
Chevron Corp.	27,000	1,788,750
EOG Resources, Inc.	40,900	2,777,928
Exxon Mobil Corp.	69,600	4,865,736
Murphy Oil Corp.	37,500	2,037,000

	Number of Shares	Value (Note 1)
Occidental Petroleum Corp.	28,600	$1,882,166
Petroleo Brasileiro S.A. (Preference) (ADR), Class A	171,900	5,734,584
Suncor Energy, Inc.	38,600	1,171,124

		20,257,288

Total Energy		33,432,819

Financials (11.1%)
Capital Markets (5.2%)
Bank of New York Mellon Corp.	88,700	2,599,797
BlackRock, Inc.	7,400	1,298,108
Charles Schwab Corp.	109,200	1,915,368
Franklin Resources, Inc.	22,900	1,649,029
Goldman Sachs Group, Inc.	27,000	3,980,880
Morgan Stanley	106,200	3,027,762
Northern Trust Corp.	42,400	2,276,032
State Street Corp.	121,800	5,748,960

		22,495,936

Commercial Banks (1.5%)
PNC Financial Services Group, Inc.	27,200	1,055,632
U.S. Bancorp	107,400	1,924,608
Wells Fargo & Co.	132,800	3,221,728

		6,201,968

Consumer Finance (0.7%)
American Express Co.	135,600	3,151,344

Diversified Financial Services (3.7%)
Bank of America Corp.	420,400	5,549,280
IntercontinentalExchange, Inc.*	25,900	2,958,816
JPMorgan Chase & Co.	169,700	5,788,467
Moody’s Corp.	61,800	1,628,430

		15,924,993

Total Financials		47,774,241

Health Care (15.1%)
Biotechnology (2.8%)
Celgene Corp.*	51,100	2,444,624
Gilead Sciences, Inc.*	209,300	9,803,612

		12,248,236

Health Care Equipment & Supplies (2.7%)
Becton, Dickinson & Co.	10,000	713,100
Covidien plc	39,900	1,493,856
DENTSPLY International, Inc.	32,200	982,744
Intuitive Surgical, Inc.*	18,100	2,962,246
St. Jude Medical, Inc.*	79,100	3,251,010
Stryker Corp.	57,000	2,265,180

		11,668,136

Health Care Providers & Services (6.9%)
Express Scripts, Inc.*	117,100	8,050,625
McKesson Corp.	85,400	3,757,600
Medco Health Solutions, Inc.*	293,600	13,391,096
WellPoint, Inc.*	86,800	4,417,252

		29,616,573

Life Sciences Tools & Services (0.2%)
Illumina, Inc.*	22,800	887,832

Pharmaceuticals (2.5%)
Allergan, Inc.	107,400	5,110,092
Elan Corp. plc (ADR)*	180,500	1,149,785
Novo Nordisk A/S, Class B	35,000	1,902,322

See Notes to Financial Statements. 484

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Teva Pharmaceutical Industries Ltd. (ADR)	52,500	$2,590,350

		10,752,549

Total Health Care		65,173,326

Industrials (7.3%)
Aerospace & Defense (0.7%)
Lockheed Martin Corp.	40,100	3,234,065

Air Freight & Logistics (1.4%)
Expeditors International of Washington, Inc.	92,800	3,093,952
United Parcel Service, Inc., Class B	57,100	2,854,429

		5,948,381

Commercial Services & Supplies (0.6%)
Republic Services, Inc.	107,700	2,628,957

Construction & Engineering (0.4%)
Quanta Services, Inc.*	71,600	1,656,108

Industrial Conglomerates (0.4%)
3M Co.	30,200	1,815,020

Machinery (3.6%)
Danaher Corp.	223,100	13,774,194
Deere & Co.	43,500	1,737,825

		15,512,019

Road & Rail (0.2%)
Union Pacific Corp.	13,700	713,222

Total Industrials		31,507,772

Information Technology (29.4%)
Communications Equipment (5.2%)
Cisco Systems, Inc.*	270,900	5,049,576
Juniper Networks, Inc.*	142,300	3,358,280
QUALCOMM, Inc.	227,200	10,269,440
Research In Motion Ltd.*	56,800	4,035,640

		22,712,936

Computers & Peripherals (5.0%)
Apple, Inc.*	151,400	21,563,902

Electronic Equipment, Instruments & Components (0.8%)
Dolby Laboratories, Inc., Class A*	90,200	3,362,656

Internet Software & Services (5.7%)
Google, Inc., Class A*	41,600	17,538,144
Tencent Holdings Ltd.	312,800	3,642,000
VeriSign, Inc.*	181,200	3,348,576

		24,528,720

IT Services (7.0%)
Accenture Ltd., Class A	123,600	4,135,656
Automatic Data Processing, Inc.	93,300	3,306,552
Cia Brasileira de Meios de Pagamento*	205,700	1,777,239
Fiserv, Inc.*	63,400	2,897,380
Mastercard, Inc., Class A	26,900	4,500,639
Redecard S.A.	26,400	404,185
Visa, Inc., Class A	118,900	7,402,714
Western Union Co.	349,200	5,726,880

		30,151,245

Semiconductors & Semiconductor Equipment (2.0%)
Broadcom Corp., Class A*	105,900	2,625,261

	Number of Shares	Value (Note 1)
Intel Corp.	152,100	$2,517,255
Marvell Technology Group Ltd.*	291,900	3,397,716

		8,540,232

Software (3.7%)
Autodesk, Inc.*	143,900	2,731,222
McAfee, Inc.*	117,800	4,969,982
Microsoft Corp.	289,800	6,888,546
Salesforce.com, Inc.*	43,000	1,641,310

		16,231,060

Total Information Technology		127,090,751

Materials (3.0%)
Chemicals (2.2%)
Monsanto Co.	35,600	2,646,504
Potash Corp. of Saskatchewan, Inc.	7,800	725,790
Praxair, Inc.	86,100	6,119,127

		9,491,421

Metals & Mining (0.8%)
Agnico-Eagle Mines Ltd.	6,100	320,128
BHP Billiton Ltd.	107,966	2,959,070

		3,279,198

Total Materials		12,770,619

Telecommunication Services (4.2%)
Wireless Telecommunication Services (4.2%)
American Tower Corp., Class A*	219,600	6,923,988
Crown Castle International Corp.*	328,200	7,883,364
Leap Wireless International, Inc.*	50,222	1,653,810
MetroPCS Communications, Inc.*	133,200	1,772,892

Total Telecommunication Services		18,234,054

Total Common Stocks (99.2%) (Cost $463,031,223)		428,190,432

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.3%)
JPMorgan Chase Nassau 0.000%, 7/1/09 (Amortized Cost $5,670,641)	$5,670,641	5,670,641

Total Investments (100.5%) (Cost/Amortized Cost $468,701,864)		433,861,073
Other Assets Less Liabilities (-0.5%)		(2,142,691)

Net Assets (100%)		$431,718,382

*	Non-income producing.

Glossary:
ADR	— American Depositary Receipt

See Notes to Financial Statements. 485

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$56,476,037	$–	$–	$56,476,037
Consumer Staples	29,747,575	5,983,238	–	35,730,813
Energy	33,432,819	–	–	33,432,819
Financials	47,774,241	–	–	47,774,241
Health Care	63,271,004	1,902,322	–	65,173,326
Industrials	31,507,772	–	–	31,507,772
Information Technology	123,448,751	3,642,000	–	127,090,751
Materials	9,811,549	2,959,070	–	12,770,619
Telecommunication Services	18,234,054	–	–	18,234,054
Short-Term Investments	–	5,670,641	–	5,670,641
Total Asset	$413,703,802	$20,157,271	$–	$433,861,073
Total Liability	$–	$–	$–	$–
Total	$413,703,802	$20,157,271	$–	$433,861,073

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	–	*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$–

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements. 486

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	14,221	–	14,221
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$–	$14,221	$–	$14,221

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$–	$–	$–	$–

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$139,745,568
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$102,671,701

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,819,919
Aggregate gross unrealized depreciation	(60,816,555)

Net unrealized depreciation	$(35,996,636)

Federal income tax cost of investments	$469,857,709

For the six months ended June 30, 2009, the Portfolio incurred approximately $267 as brokerage commissions with Exane S.A. and $2,519 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $117,707,821 of which $36,616,290 expires in the year 2011, $17,890,565 expires in the year 2012, and $63,200,966 expires in the year 2016.

See Notes to Financial Statements. 487

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.6%)
Auto Components (2.6%)
BorgWarner, Inc.	37,200	$1,270,380
Johnson Controls, Inc.	85,500	1,857,060

		3,127,440

Hotels, Restaurants & Leisure (1.4%)
Carnival Corp.	63,100	1,626,087

Household Durables (1.5%)
Fortune Brands, Inc.	51,100	1,775,214

Media (5.6%)
Comcast Corp., Class A	201,500	2,919,735
Interpublic Group of Cos., Inc.*	200,300	1,011,515
Omnicom Group, Inc.	45,400	1,433,732
Viacom, Inc., Class B*	59,500	1,350,650

		6,715,632

Multiline Retail (1.8%)
J.C. Penney Co., Inc.	37,000	1,062,270
Macy’s, Inc.	91,000	1,070,160

		2,132,430

Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.	31,900	857,472

Total Consumer Discretionary		16,234,275

Consumer Staples (4.5%)
Beverages (2.2%)
PepsiCo, Inc.	49,000	2,693,040

Food & Staples Retailing (0.7%)
Sysco Corp.	36,800	827,264

Personal Products (1.6%)
Avon Products, Inc.	37,000	953,860
Estee Lauder Cos., Inc., Class A	29,600	967,032

		1,920,892

Total Consumer Staples		5,441,196

Energy (14.8%)
Energy Equipment & Services (3.4%)
Baker Hughes, Inc.	50,200	1,829,288
Halliburton Co.	65,300	1,351,710
Noble Corp.	27,500	831,875

		4,012,873

Oil, Gas & Consumable Fuels (11.4%)
Anadarko Petroleum Corp.	35,300	1,602,267
Chevron Corp.	42,100	2,789,125
EOG Resources, Inc.	12,600	855,792
Hess Corp.	30,600	1,644,750
Marathon Oil Corp.	53,300	1,605,929
Peabody Energy Corp.	60,900	1,836,744
Ultra Petroleum Corp.*	43,600	1,700,400
Williams Cos., Inc.	105,000	1,639,050

		13,674,057

Total Energy		17,686,930

Financials (12.3%)
Capital Markets (3.6%)
Bank of New York Mellon Corp.	65,200	1,911,012

	Number of Shares	Value (Note 1)
Morgan Stanley	85,000	$2,423,350

		4,334,362

Commercial Banks (1.9%)
City National Corp./California	16,100	592,963
Wells Fargo & Co.	70,900	1,720,034

		2,312,997

Consumer Finance (1.4%)
Discover Financial Services	163,400	1,678,118

Diversified Financial Services (2.0%)
JPMorgan Chase & Co.	68,100	2,322,891

Insurance (3.4%)
ACE Ltd.	24,600	1,088,058
Aflac, Inc.	32,900	1,022,861
MetLife, Inc.	23,100	693,231
Principal Financial Group, Inc.	68,300	1,286,772

		4,090,922

Total Financials		14,739,290

Health Care (14.9%)
Biotechnology (2.7%)
Amgen, Inc.*	30,400	1,609,376
Genzyme Corp.*	29,700	1,653,399

		3,262,775

Health Care Equipment & Supplies (4.9%)
Covidien plc	87,500	3,276,000
Medtronic, Inc.	53,500	1,866,615
Zimmer Holdings, Inc.*	17,100	728,460

		5,871,075

Health Care Providers & Services (2.3%)
DaVita, Inc.*	9,000	445,140
Medco Health Solutions, Inc.*	26,600	1,213,226
UnitedHealth Group, Inc.	43,700	1,091,626

		2,749,992

Life Sciences Tools & Services (0.7%)
Millipore Corp.*	12,294	863,162

Pharmaceuticals (4.3%)
Allergan, Inc.	42,300	2,012,634
Pfizer, Inc.	205,500	3,082,500

		5,095,134

Total Health Care		17,842,138

Industrials (12.9%)
Aerospace & Defense (2.0%)
General Dynamics Corp.	42,800	2,370,692

Air Freight & Logistics (1.9%)
FedEx Corp.	42,100	2,341,602

Industrial Conglomerates (2.5%)
General Electric Co.	261,700	3,067,124

Machinery (4.6%)
Illinois Tool Works, Inc.	59,300	2,214,262
PACCAR, Inc.	66,450	2,160,289
Pall Corp.	41,700	1,107,552

		5,482,103

Road & Rail (1.9%)
Burlington Northern Santa Fe Corp.	18,500	1,360,490

See Notes to Financial Statements. 488

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Ryder System, Inc.	31,200	$871,104

		2,231,594

Total Industrials		15,493,115

Information Technology (15.7%)
Computers & Peripherals (5.1%)
Apple, Inc.*	20,500	2,919,815
Hewlett-Packard Co.	47,600	1,839,740
Seagate Technology	122,100	1,277,166

		6,036,721

Semiconductors & Semiconductor Equipment (5.5%)
Broadcom Corp., Class A*	65,400	1,621,266
Intel Corp.	100,900	1,669,895
Intersil Corp., Class A	49,000	615,930
KLA-Tencor Corp.	33,600	848,400
Marvell Technology Group Ltd.*	112,400	1,308,336
National Semiconductor Corp.	45,400	569,770

		6,633,597

Software (5.1%)
Intuit, Inc.*	32,200	906,752
Microsoft Corp.	145,300	3,453,781
VMware, Inc., Class A*	65,700	1,791,639

		6,152,172

Total Information Technology		18,822,490

Materials (1.4%)
Chemicals (1.4%)
Monsanto Co.	21,800	1,620,612

Total Materials		1,620,612

Telecommunication Services (2.8%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	79,900	1,984,716

Wireless Telecommunication Services (1.2%)
Sprint Nextel Corp.*	297,034	1,428,734

Total Telecommunication Services		3,413,450

Utilities (6.0%)
Electric Utilities (4.5%)
American Electric Power Co., Inc.	71,100	2,054,079
Exelon Corp.	57,200	2,929,212
Pepco Holdings, Inc.	30,800	413,952

		5,397,243

Independent Power Producers & Energy Traders (0.2%)
Dynegy, Inc., Class A*	102,800	233,356

Multi-Utilities (1.3%)
Sempra Energy	30,200	1,498,826

Total Utilities		7,129,425

Total Common Stocks (98.9%) (Cost $141,676,850)		118,422,921

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.2%)
JPMorgan Chase Nassau 0.000%, 7/1/09 (Amortized Cost $1,467,259)	$1,467,259	$1,467,259

Total Investments (100.1%) (Cost/Amortized Cost $143,144,109)		119,890,180
Other Assets Less Liabilities (-0.1%)		(139,689)

Net Assets (100%)		$119,750,491

*	Non-income producing.

See Notes to Financial Statements. 489

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$16,234,275	$–	$–	$16,234,275
Consumer Staples	5,441,196	–	–	5,441,196
Energy	17,686,930	–	–	17,686,930
Financials	14,739,290	–	–	14,739,290
Health Care	17,842,138	–	–	17,842,138
Industrials	15,493,115	–	–	15,493,115
Information Technology	18,822,490	–	–	18,822,490
Materials	1,620,612	–	–	1,620,612
Telecommunication Services	3,413,450	–	–	3,413,450
Utilities	7,129,425	–	–	7,129,425
Short-Term Investments	–	1,467,259	–	1,467,259
Total Asset	$118,422,921	$1,467,259	$–	$119,890,180
Total Liability	$–	$–	$–	$–
Total	$118,422,921	$1,467,259	$–	$119,890,180

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$34,567,159
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$36,423,756

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,990,020
Aggregate gross unrealized depreciation	(30,961,016)

Net unrealized depreciation	$(24,970,996)

Federal income tax cost of investments	$144,861,176

For the six months ended June 30, 2009, the Portfolio incurred approximately $581 as brokerage commissions with Sanford C. Bernstein & Co., Inc., and $2,709 with UBS AG, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $7,012,470 of which $5,281,512 expires in the year 2011, and $1,730,958 expires in the year 2016.

See Notes to Financial Statements. 490

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.1%)
Internet & Catalog Retail (0.4%)
Liberty Media Corp., Interactive, Class A*	189,075	$947,266

Media (14.1%)
Comcast Corp., Class A	540,002	7,824,629
Liberty Media Corp., Entertainment Series, Class A*	116,920	3,127,610
News Corp., Class B	305,500	3,229,135
Time Warner Cable, Inc.	59,287	1,877,619
Time Warner, Inc.	204,633	5,154,705
Viacom, Inc., Class B*	353,828	8,031,896

		29,245,594

Multiline Retail (1.9%)
J.C. Penney Co., Inc.	58,700	1,685,277
Macy’s, Inc.	123,471	1,452,019
Target Corp.	19,700	777,559

		3,914,855

Specialty Retail (1.7%)
Home Depot, Inc.	77,900	1,840,777
Lowe’s Cos., Inc.	87,200	1,692,552

		3,533,329

Total Consumer Discretionary		37,641,044

Consumer Staples (15.4%)
Beverages (2.4%)
Coca-Cola Co.	68,300	3,277,717
Dr. Pepper Snapple Group, Inc.*	76,944	1,630,443

		4,908,160

Food & Staples Retailing (3.5%)
CVS Caremark Corp.	81,800	2,606,966
Wal-Mart Stores, Inc.	94,100	4,558,204

		7,165,170

Food Products (7.1%)
Cadbury plc (ADR)	167,492	5,761,725
Kraft Foods, Inc., Class A	181,336	4,595,054
Unilever N.V. (N.Y. Shares)	183,100	4,427,358

		14,784,137

Household Products (0.6%)
Kimberly-Clark Corp.	13,200	692,076
Procter & Gamble Co.	11,600	592,760

		1,284,836

Tobacco (1.8%)
Altria Group, Inc.	96,700	1,584,913
Philip Morris International, Inc.	49,800	2,172,276

		3,757,189

Total Consumer Staples		31,899,492

Energy (3.8%)
Energy Equipment & Services (1.3%)
Halliburton Co.	125,600	2,599,920

Oil, Gas & Consumable Fuels (2.5%)
BP plc (ADR)	25,700	1,225,376
Chevron Corp.	16,500	1,093,125
ConocoPhillips	28,900	1,215,534
Total S.A. (ADR)	30,500	1,654,015

		5,188,050

Total Energy		7,787,970

	Number of Shares	Value (Note 1)
Financials (19.0%)
Capital Markets (3.0%)
Bank of New York Mellon Corp.	162,087	$4,750,770
Goldman Sachs Group, Inc.	10,500	1,548,120

		6,298,890

Commercial Banks (2.4%)
PNC Financial Services Group, Inc.	51,600	2,002,596
U.S. Bancorp	67,200	1,204,224
Wells Fargo & Co.	71,800	1,741,868

		4,948,688

Diversified Financial Services (3.8%)
Bank of America Corp.	165,030	2,178,396
JPMorgan Chase & Co.	166,500	5,679,315

		7,857,711

Insurance (9.8%)
Aflac, Inc.	23,200	721,288
Berkshire Hathaway, Inc., Class B*	610	1,766,395
Chubb Corp.	236,080	9,414,871
MetLife, Inc.	78,800	2,364,788
Torchmark Corp.	42,800	1,585,312
Travelers Cos., Inc.	111,000	4,555,440

		20,408,094

Total Financials		39,513,383

Health Care (16.0%)
Health Care Equipment & Supplies (1.3%)
Boston Scientific Corp.*	254,600	2,581,644

Health Care Providers & Services (3.0%)
Cardinal Health, Inc.	120,900	3,693,495
UnitedHealth Group, Inc.	46,200	1,154,076
WellPoint, Inc.*	28,600	1,455,454

		6,303,025

Pharmaceuticals (11.7%)
Abbott Laboratories, Inc.	31,800	1,495,872
Bristol-Myers Squibb Co.	241,900	4,912,989
Eli Lilly & Co.	72,200	2,501,008
GlaxoSmithKline plc (ADR)	26,600	940,044
Pfizer, Inc.	277,100	4,156,500
Roche Holding AG (ADR)	42,200	1,439,442
Schering-Plough Corp.	216,100	5,428,432
Wyeth	76,700	3,481,413

		24,355,700

Total Health Care		33,240,369

Industrials (1.6%)
Electrical Equipment (0.5%)
Emerson Electric Co.	32,100	1,040,040

Industrial Conglomerates (1.1%)
General Electric Co.	188,000	2,203,360

Total Industrials		3,243,400

Information Technology (13.1%)
Communications Equipment (1.2%)
Cisco Systems, Inc.*	140,300	2,615,192

Computers & Peripherals (4.7%)
Dell, Inc.*	342,961	4,708,855
Hewlett-Packard Co.	59,800	2,311,270

See Notes to Financial Statements. 491

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
International Business Machines Corp.	26,200	$2,735,804

		9,755,929

Internet Software & Services (3.2%)
eBay, Inc.*	338,500	5,798,505
Yahoo!, Inc.*	53,700	840,942

		6,639,447

IT Services (1.1%)
Accenture Ltd., Class A	30,500	1,020,530
Computer Sciences Corp.*	14,400	637,920
Western Union Co.	34,800	570,720

		2,229,170

Semiconductors & Semiconductor Equipment (2.1%)
Intel Corp.	158,000	2,614,900
KLA-Tencor Corp.	66,400	1,676,600

		4,291,500

Software (0.8%)
Microsoft Corp.	69,000	1,640,130

Total Information Technology		27,171,368

Materials (5.8%)
Chemicals (1.0%)
E.I. du Pont de Nemours & Co.	85,759	2,197,146

Metals & Mining (1.3%)
Alcoa, Inc.	261,900	2,705,427

Paper & Forest Products (3.5%)
International Paper Co.	476,635	7,211,487

Total Materials		12,114,060

Telecommunication Services (4.1%)
Diversified Telecommunication Services (4.1%)
AT&T, Inc.	128,900	3,201,876
Verizon Communications, Inc.	175,900	5,405,407

Total Telecommunication Services		8,607,283

Total Common Stocks (96.9%) (Cost $253,842,131)		201,218,369

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (3.0%)
JPMorgan Chase Nassau 0.000%, 7/1/09 (Amortized Cost $6,284,116)	$6,284,116	6,284,116

Total Investments (99.9%) (Cost/Amortized Cost $260,126,247)		207,502,485
Other Assets Less Liabilities (0.1%)		218,120

Net Assets (100%)		$207,720,605

*	Non-income producing.

Glossary:
ADR	— American Depositary Receipt

See Notes to Financial Statements. 492

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$37,641,044	$–	$–	$37,641,044
Consumer Staples	31,899,492	–	–	31,899,492
Energy	7,787,970	–	–	7,787,970
Financials	39,513,383	–	–	39,513,383
Health Care	33,240,369	–	–	33,240,369
Industrials	3,243,400	–	–	3,243,400
Information Technology	27,171,368	–	–	27,171,368
Materials	12,114,060	–	–	12,114,060
Telecommunication Services	8,607,283	–	–	8,607,283
Short-Term Investments	–	6,284,116	–	6,284,116
Total Asset	$201,218,369	$6,284,116	$–	$207,502,485
Total Liability	$–	$–	$–	$–
Total	$201,218,369	$6,284,116	$–	$207,502,485

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$25,734,667
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$26,933,268

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,667,508
Aggregate gross unrealized depreciation	(59,461,949)

Net unrealized depreciation	$(56,794,441)

Federal income tax cost of investments	$264,296,926

For the six months ended June 30, 2009, the Portfolio incurred approximately $793 as brokerage commissions with Morgan Stanley & Co., Inc., and $180 with Sanford C. Bernstein & Co. Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $22,136,216, which expires in the year 2016.

See Notes to Financial Statements. 493

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (25.6%)
Distributors (2.8%)
Li & Fung Ltd.	4,274,000	$11,424,804

Diversified Consumer Services (3.2%)
New Oriental Education & Technology Group, Inc. (ADR)*	109,292	7,361,909
Strayer Education, Inc.	25,662	5,597,139

		12,959,048

Hotels, Restaurants & Leisure (8.0%)
Ctrip.com International Ltd. (ADR)*	278,459	12,892,652
Las Vegas Sands Corp.*	404,079	3,176,061
Starbucks Corp.*	636,254	8,837,568
Wynn Resorts Ltd.*	216,914	7,657,064

		32,563,345

Household Durables (2.4%)
Gafisa S.A. (ADR)	199,508	3,291,882
Mohawk Industries, Inc.*	63,398	2,262,040
NVR, Inc.*	8,153	4,095,986

		9,649,908

Internet & Catalog Retail (3.3%)
Netflix, Inc.*	72,449	2,995,042
priceline.com, Inc.*	93,304	10,408,061

		13,403,103

Media (3.9%)
Discovery Communications, Inc., Class C*	201,464	4,136,056
Groupe Aeroplan, Inc.	592,763	4,204,354
Morningstar, Inc.*	175,534	7,237,267

		15,577,677

Multiline Retail (1.0%)
Sears Holdings Corp.*	59,046	3,927,740

Specialty Retail (1.0%)
Abercrombie & Fitch Co., Class A	164,848	4,185,491

Total Consumer Discretionary		103,691,116

Energy (10.1%)
Oil, Gas & Consumable Fuels (10.1%)
Petrohawk Energy Corp.*	157,670	3,516,041
Range Resources Corp.	84,359	3,493,306
Southwestern Energy Co.*	466,288	18,115,289
Ultra Petroleum Corp.*	404,828	15,788,292

Total Energy		40,912,928

Financials (8.9%)
Capital Markets (2.0%)
Calamos Asset Management, Inc., Class A	294,630	4,157,229
Greenhill & Co., Inc.	54,192	3,913,205

		8,070,434

Diversified Financial Services (5.3%)
IntercontinentalExchange, Inc.*	76,808	8,774,546
Leucadia National Corp.*	459,539	9,691,678

	Number of Shares	Value (Note 1)
Moody’s Corp.	124,704	$3,285,950

		21,752,174

Real Estate Management & Development (1.6%)
Brookfield Asset Management, Inc., Class A	379,747	6,482,281

Total Financials		36,304,889

Health Care (12.1%)
Health Care Equipment & Supplies (4.0%)
Gen-Probe, Inc.*	146,118	6,280,152
Intuitive Surgical, Inc.*	24,743	4,049,439
Mindray Medical International Ltd. (ADR)	210,475	5,876,462

		16,206,053

Life Sciences Tools & Services (6.4%)
Illumina, Inc.*	399,504	15,556,686
Techne Corp.	160,647	10,250,885

		25,807,571

Pharmaceuticals (1.7%)
Allergan, Inc.	106,091	5,047,810
Ironwood Pharmaceuticals, Inc. (Private Placement)(b)*†	185,024	1,887,245

		6,935,055

Total Health Care		48,948,679

Industrials (10.4%)
Air Freight & Logistics (4.8%)
C.H. Robinson Worldwide, Inc.	159,888	8,338,159
Expeditors International of Washington, Inc.	331,702	11,058,945

		19,397,104

Commercial Services & Supplies (1.1%)
Covanta Holding Corp.*	269,282	4,567,023

Construction & Engineering (1.3%)
Aecom Technology Corp.*	164,365	5,259,680

Professional Services (3.2%)
Corporate Executive Board Co.	158,098	3,282,114
IHS, Inc., Class A*	134,578	6,711,405
Monster Worldwide, Inc.*	241,372	2,850,603

		12,844,122

Total Industrials		42,067,929

Information Technology (19.6%)
Computers & Peripherals (2.0%)
Teradata Corp.*	351,974	8,246,751

Electronic Equipment, Instruments & Components (0.9%)
Byd Co., Ltd., Class H*	896,500	3,585,224

Internet Software & Services (10.5%)
Alibaba.com Ltd.(m)*	4,219,500	7,448,123
Baidu, Inc. (ADR)*	48,030	14,461,353
Equinix, Inc.*	62,177	4,522,755
Tencent Holdings Ltd.	1,395,800	16,251,607

		42,683,838

IT Services (2.6%)
Redecard S.A.	684,560	10,480,633

See Notes to Financial Statements. 494

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Software (3.6%)
Autodesk, Inc.*	275,586	$5,230,622
Salesforce.com, Inc.*	241,075	9,201,833

		14,432,455

Total Information Technology		79,428,901

Materials (7.1%)
Chemicals (4.2%)
Intrepid Potash, Inc.*	220,906	6,203,041
Nalco Holding Co.	392,613	6,611,603
Rockwood Holdings, Inc.*	279,541	4,092,480

		16,907,124

Construction Materials (2.9%)
Martin Marietta Materials, Inc.	120,744	9,524,286
Texas Industries, Inc.	75,572	2,369,938

		11,894,224

Total Materials		28,801,348

Telecommunication Services (1.4%)
Wireless Telecommunication Services (1.4%)
Millicom International Cellular S.A.*	40,212	2,262,327
NII Holdings, Inc.*	177,684	3,388,434

Total Telecommunication Services		5,650,761

Total Common Stocks (95.2%) (Cost $491,844,110)		385,806,551

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (7.6%)
JPMorgan Chase Nassau 0.000%, 7/1/09 (Amortized Cost $30,925,718)	$30,925,718	30,925,718

Total Investments (102.8%) (Cost/Amortized Cost $522,769,828)		416,732,269
Other Assets Less Liabilities (-2.8%)		(11,314,170)

Net Assets (100%)		$405,418,099

*	Non-income producing.
†	Securities (totaling $1,887,245 or 0.5% of net assets) at fair value.
(b)	Illiquid Security.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:
ADR	— American Depositary Receipt

See Notes to Financial Statements. 495

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$92,266,312	$11,424,804	$–	$103,691,116
Energy	40,912,928	–	–	40,912,928
Financials	36,304,889	–	–	36,304,889
Health Care	47,061,434	–	1,887,245	48,948,679
Industrials	42,067,929	–	–	42,067,929
Information Technology	52,143,947	27,284,954	–	79,428,901
Materials	28,801,348	–	–	28,801,348
Telecommunication Services	5,650,761	–	–	5,650,761
Short-Term Investments	–	30,925,718	–	30,925,718
Total Asset	$345,209,548	$69,635,476	$1,887,245	$416,732,269
Total Liability	$–	$–	$–	$–
Total	$345,209,548	$69,635,476	$1,887,245	$416,732,269

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Health Care	Other Investments*
Balance as of 12/31/08	$1,887,245	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$1,887,245	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$—	$—

*Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements. 496

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	–	*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$–

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	6,030	–	6,030
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$–	$6,030	$–	$6,030

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$–	$–	$–	$–

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$67,370,705
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$32,636,702

See Notes to Financial Statements. 497

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,945,105
Aggregate gross unrealized depreciation	(132,092,402)

Net unrealized depreciation	$(106,147,297)

Federal income tax cost of investments	$522,879,566

For the six months ended June 30, 2009, the Portfolio incurred approximately $15 as brokerage commissions with BIDS Trading, L.P., $11,491 with Citigroup, Inc., and $462 with Morgan Stanley & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $20,518,785, which expires in the year 2016.

See Notes to Financial Statements. 498

EQ ADVISORS TRUST

EQ/VAN KAMPEN REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (4.7%)
Hotels, Restaurants & Leisure (4.7%)
Morgans Hotel Group Co.*	551,933	$2,113,903
Starwood Hotels & Resorts Worldwide, Inc.	819,740	18,198,228

Total Consumer Discretionary		20,312,131

Financials (91.6%)
Diversified REIT’s (7.9%)
Liberty Property Trust (REIT)	338,109	7,790,032
PS Business Parks, Inc. (REIT)	78,702	3,812,325
Vornado Realty Trust (REIT)	491,676	22,140,174

		33,742,531

Industrial REIT’s (2.1%)
AMB Property Corp. (REIT)	202,985	3,818,148
DCT Industrial Trust, Inc. (REIT)	672,091	2,742,131
ProLogis (REIT)	270,590	2,180,956

		8,741,235

Mortgage REIT’s (0.1%)
Care Investment Trust, Inc. (REIT)	100,300	521,560

Office REIT’s (8.6%)
Boston Properties LP (REIT)	462,973	22,083,812
Digital Realty Trust, Inc. (REIT)	31,430	1,126,766
Douglas Emmett, Inc. (REIT)	54,514	490,081
Duke Realty Corp. (REIT)	129,409	1,134,917
Highwoods Properties, Inc. (REIT)	46,247	1,034,546
Kilroy Realty Corp. (REIT)	90,571	1,860,328
Mack-Cali Realty Corp. (REIT)	371,479	8,469,721
Parkway Properties, Inc./Maryland (REIT)	11,672	151,736
SL Green Realty Corp. (REIT)	11,580	265,645

		36,617,552

Real Estate Operating Companies (5.3%)
Brookfield Properties Corp.	1,841,386	14,675,846
Forest City Enterprises, Inc., Class A	1,214,455	8,015,403

		22,691,249

Residential REIT’s (19.7%)
Apartment Investment & Management Co. (REIT), Class A	2,213	19,585
AvalonBay Communities, Inc. (REIT)	459,453	25,701,801
BRE Properties, Inc. (REIT)	39,894	947,881
Camden Property Trust (REIT)	332,453	9,175,703
Equity Lifestyle Properties, Inc. (REIT)	254,430	9,459,707
Equity Residential (REIT)	1,347,939	29,964,684
Post Properties, Inc. (REIT)	652,375	8,767,920

		84,037,281

Retail REIT’s (20.2%)
Acadia Realty Trust (REIT)	358,171	4,674,131
Equity One, Inc. (REIT)	11,646	154,426
Federal Realty Investment Trust (REIT)	303,602	15,641,575
Kite Realty Group Trust (REIT)	257,300	751,316
Ramco-Gershenson Properties Trust (REIT)	109,516	1,096,255
Regency Centers Corp. (REIT)	478,360	16,699,548
Simon Property Group, Inc. (REIT)	819,748	42,159,658
Taubman Centers, Inc. (REIT)	149,388	4,012,562
Weingarten Realty Investors (REIT)	62,634	908,819

		86,098,290

	Number of Shares	Value (Note 1)
Specialized REIT’s (27.7%)
DiamondRock Hospitality Co. (REIT)	213,770	$1,338,200
Extendicare Real Estate Investment Trust (REIT)	30,160	160,504
HCP, Inc. (REIT)	755,898	16,017,479
Healthcare Realty Trust, Inc. (REIT)	552,947	9,306,098
Host Hotels & Resorts, Inc. (REIT)	1,980,931	16,620,011
LTC Properties, Inc. (REIT)	51,360	1,050,312
Nationwide Health Properties, Inc. (REIT)	51,600	1,328,184
Plum Creek Timber Co., Inc. (REIT)	484,362	14,424,300
Public Storage (REIT)	394,867	25,855,891
Rayonier, Inc. (REIT)	28,830	1,047,971
Senior Housing Properties Trust (REIT)	910,431	14,858,234
Sovran Self Storage, Inc. (REIT)	100,648	2,475,941
Ventas, Inc. (REIT)	454,334	13,566,413

		118,049,538

Total Financials		390,499,236

Health Care (0.9%)
Health Care Providers & Services (0.9%)
Assisted Living Concepts, Inc., Class A*	199,033	2,895,930
Capital Senior Living Corp.*	188,950	859,723

Total Health Care		3,755,653

Total Common Stocks (97.2%) (Cost $630,700,366)		414,567,020

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.4%)
JPMorgan Chase Nassau 0.000%, 7/1/09 (Amortized Cost $10,104,468)	$10,104,468	10,104,468

Total Investments (99.6%) (Cost/Amortized Cost $640,804,834)		424,671,488
Other Assets Less Liabilities (0.4%)		1,676,569

Net Assets (100%)		$426,348,057

*	Non-income producing.

Glossary:
REIT	— Real Estate Investment Trust

See Notes to Financial Statements. 499

EQ ADVISORS TRUST

EQ/VAN KAMPEN REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$20,312,131	$–	$–	$20,312,131
Financials	390,499,236	–	–	390,499,236
Health Care	3,755,653	–	–	3,755,653
Short-Term Investments	–	10,104,468	–	10,104,468
Total Asset	$414,567,020	$10,104,468	$–	$424,671,488
Total Liability	$–	$–	$–	$–
Total	$414,567,020	$10,104,468	$–	$424,671,488

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$98,114,904
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$71,494,440

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,665,023
Aggregate gross unrealized depreciation	(230,712,580)

Net unrealized depreciation	$(225,047,557)

Federal income tax cost of investments	$649,719,045

For the six months ended June 30, 2009, the Portfolio incurred approximately $2,872 as brokerage commissions with Morgan Stanley & Co., Inc., and $1,970 with Sanford C. Bernstein & Co. Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $24,720,998, which expires in the year 2016.

See Notes to Financial Statements. 500

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $259,045,471)	$197,472,205
Unaffiliated Issuers (Cost $44,424,382)	42,489,950
Receivable for securities sold	160,895
Receivable from investment manager	14,459
Receivable from Separate Accounts for Trust shares sold	7,136
Dividends, interest and other receivables	2,624
Other assets	9,350

Total assets	240,156,619

LIABILITIES
Payable for securities purchased	621,044
Payable to Separate Accounts for Trust shares redeemed	126,672
Distribution fees payable - Class IB	49,927
Accrued expenses	14,774

Total liabilities	812,417

NET ASSETS	$239,344,202

Net assets were comprised of:
Paid in capital	$374,451,573
Accumulated undistributed net investment income (loss)	95,392
Accumulated undistributed net realized gain (loss) on investments	(71,695,065)
Unrealized appreciation (depreciation) on investments	(63,507,698)

Net assets	$239,344,202

Class IB
Net asset value, offering and redemption price per share, $239,344,202 / 16,377,758 shares outstanding (unlimited amount authorized: $0.01 par value)	$14 .61

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends ($157,347 of dividend income received from affiliates)	$424,232

EXPENSES
Distribution fees - Class IB	284,633
Administrative fees	188,136
Investment management fees	113,852
Custodian fees	82,942
Printing and mailing expenses	34,421
Professional fees	19,411
Trustees’ fees	3,013
Miscellaneous	1,199

Gross expenses	727,607
Less: Waiver from investment advisor	(301,988)
Reimbursement from investment advisor	(26,991)

Net expenses	398,628

NET INVESTMENT INCOME (LOSS)	25,604

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities ($(28,226,952) of realized gain (loss) from affiliates)	(28,741,757)
Net change in unrealized appreciation (depreciation) on securities	41,972,373

NET REALIZED AND UNREALIZED GAIN (LOSS)	13,230,616

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,256,220

See Notes to Financial Statements. 501

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$25,604	$5,253,888
Net realized gain (loss) on investments	(28,741,757)	(28,223,913)
Net change in unrealized appreciation (depreciation) on investments	41,972,373	(93,371,175)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,256,220	(116,341,200)

DIVIDENDS AND DISTRIBUTIONS:
Class IB
Dividends from net investment income	—	(7,078,652)
Distributions from net realized capital gains	—	(12,572,053)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(19,650,705)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [230,848 and 419,917 shares, respectively]	3,056,713	7,767,684
Capital shares issued in reinvestment of dividends and distributions [0 and 1,294,732 shares, respectively]	—	19,650,705
Capital shares repurchased [(1,689,005) and (4,151,310) shares, respectively]	(22,369,106)	(77,121,473)

Total Class IB transactions	(19,312,393)	(49,703,084)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(19,312,393)	(49,703,084)

TOTAL DECREASE IN NET ASSETS	(6,056,173)	(185,694,989)
NET ASSETS:
Beginning of period	245,400,375	431,095,364

End of period (a)	$239,344,202	$245,400,375

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$95,392	$69,788

See Notes to Financial Statements. 502

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $584,279)	$585,732
Cash	28,396
Receivable from Separate Accounts for Trust shares sold	146,083
Receivable from investment manager	8,388

Total assets	768,599

LIABILITIES
Payable for securities purchased	19,741
Distribution fees payable - Class IB	32
Payable to Separate Accounts for Trust shares redeemed	16
Trustees fees payable	1
Accrued expenses	17,110

Total liabilities	36,900

NET ASSETS	$731,699

Net assets were comprised of:
Paid in capital	$729,643
Accumulated undistributed net investment income (loss)	(100)
Accumulated undistributed net realized gain (loss) on investments	703
Unrealized appreciation (depreciation) on investments	1,453

Net assets	$731,699

Class IB
Net asset value, offering and redemption price per share, $731,699 / 71,870 shares outstanding (unlimited amount authorized: $0.01 par value)	$10 .18

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2009* (Unaudited)

INVESTMENT INCOME
Interest	$—

EXPENSES
Professional fees	9,960
Custodian fees	6,685
Administrative fees	5,881
Distribution fees - Class IB	53
Investment management fees	21
Printing and mailing expenses	7
Trustees’ fees	1
Miscellaneous	459

Gross expenses	23,067
Less: Waiver from investment advisor	(5,902)
Reimbursement from investment advisor	(17,065)

Net expenses	100

NET INVESTMENT INCOME (LOSS)	(100)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain from affiliates)	703
Net change in unrealized appreciation (depreciation) on securities	1,453

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,156

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,056

STATEMENT OF CHANGES IN NET ASSETS

April 30, 2009* to June 30, 2009 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(100)
Net realized gain (loss) on investments	703
Net change in unrealized appreciation on investments	1,453

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,056

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [65,906 shares]	670,314
Capital shares repurchased [(4,036) shares]	(40,671)

Total Class IB transactions	629,643

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	629,643

TOTAL INCREASE IN NET ASSETS	631,699
NET ASSETS:
Beginning of period	100,000

End of period (a)	$731,699

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(100)

* The Portfolio commenced operations on April 30, 2009.

See Notes to Financial Statements. 503

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $536,499)	$540,604
Cash	139,377
Receivable from investment manager	8,371

Total assets	688,352

LIABILITIES
Payable for securities purchased	130,726
Distribution fees payable - Class IB	41
Payable to Separate Accounts for Trust shares redeemed	18
Trustees fees payable	1
Accrued expenses	17,110

Total liabilities	147,896

NET ASSETS	$540,456

Net assets were comprised of:
Paid in capital	$536,481
Accumulated undistributed net investment income (loss)	(131)
Accumulated undistributed net realized gain (loss) on investments	1
Unrealized appreciation (depreciation) on investments	4,105

Net assets	$540,456

Class IB
Net asset value, offering and redemption price per share, $540,456 / 52,486 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.30

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2009* (Unaudited)

INVESTMENT INCOME
Interest	$—

EXPENSES
Professional fees	9,960
Custodian fees	6,685
Administrative fees	5,887
Distribution fees - Class IB	63
Investment management fees	25
Printing and mailing expenses	7
Miscellaneous	460

Gross expenses	23,087
Less: Waiver from investment advisor	(5,912)
Reimbursement from investment advisor	(17,044)

Net expenses	131

NET INVESTMENT INCOME (LOSS)	(131)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain from affiliates)	1
Net change in unrealized appreciation (depreciation) on securities	4,105

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,106

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,975

STATEMENT OF CHANGES IN NET ASSETS

April 30, 2009* to June 30, 2009 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(131)
Net realized gain (loss) on investments	1
Net change in unrealized appreciation on investments	4,105

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	3,975

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [44,167 shares]	453,565
Capital shares repurchased [(1,681) shares]	(17,084)

Total Class IB transactions	436,481

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	436,481

TOTAL INCREASE IN NET ASSETS	440,456
NET ASSETS:
Beginning of period	100,000

End of period (a)	$540,456

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(131)

* The Portfolio commenced operations on April 30, 2009.

See Notes to Financial Statements. 504

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $974,256)	$982,636
Cash	29,800
Receivable from Separate Accounts for Trust shares sold	57,874
Receivable from investment manager	8,323

Total assets	1,078,633

LIABILITIES
Payable for securities purchased	21,155
Distribution fees payable - Class IB	69
Payable to Separate Accounts for Trust shares redeemed	16
Trustees fees payable	1
Accrued expenses	17,110

Total liabilities	38,351

NET ASSETS	$1,040,282

Net assets were comprised of:
Paid in capital	$1,032,113
Accumulated undistributed net investment income (loss)	(212)
Accumulated undistributed net realized gain (loss) on investments	1
Unrealized appreciation (depreciation) on investments	8,380

Net assets	$1,040,282

Class IB
Net asset value, offering and redemption price per share, $1,040,282 / 100,871 shares outstanding (unlimited amount authorized: $0.01 par value)	$10 .31

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2009* (Unaudited)

INVESTMENT INCOME
Interest	$—

EXPENSES
Professional fees	9,960
Custodian fees	6,685
Administrative fees	5,904
Distribution fees - Class IB	91
Investment management fees	36
Printing and mailing expenses	7
Miscellaneous	459

Gross expenses	23,142
Less: Waiver from investment advisor	(5,940)
Reimbursement from investment advisor	(16,990)

Net expenses	212

NET INVESTMENT INCOME (LOSS)	(212)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain from affiliates)	1
Net change in unrealized appreciation (depreciation) on securities	8,380

NET REALIZED AND UNREALIZED GAIN (LOSS)	8,381

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,169

STATEMENT OF CHANGES IN NET ASSETS

April 30, 2009* to June 30, 2009 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(212)
Net realized gain (loss) on investments	1
Net change in unrealized appreciation on investments	8,380

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	8,169

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [99,088 shares]	1,015,937
Capital shares repurchased [(8,217) shares]	(83,824)

Total Class IB transactions	932,113

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	932,113

TOTAL INCREASE IN NET ASSETS	940,282
NET ASSETS:
Beginning of period	100,000

End of period (a)	$1,040,282

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(212)

* The Portfolio commenced operations on April 30, 2009.

See Notes to Financial Statements. 505

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,293,360)	$2,306,653
Cash	494,482
Receivable from Separate Accounts for Trust shares sold	57,112
Receivable from investment manager	8,203

Total assets	2,866,450

LIABILITIES
Payable for securities purchased	485,842
Distribution fees payable - Class IB	134
Payable to Separate Accounts for Trust shares redeemed	16
Trustees fees payable	1
Accrued expenses	17,110

Total liabilities	503,103

NET ASSETS	$2,363,347

Net assets were comprised of:
Paid in capital	$2,348,284
Accumulated undistributed net investment income (loss)	(402)
Accumulated undistributed net realized gain (loss) on investments	2,172
Unrealized appreciation (depreciation) on investments	13,293

Net assets	$2,363,347

Class IB
Net asset value, offering and redemption price per share, $2,363,347 / 225,477 shares outstanding (unlimited amount authorized: $0.01 par value)	$10 .48

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2009* (Unaudited)

INVESTMENT INCOME
Interest	$—

EXPENSES
Professional fees	9,960
Custodian fees	6,685
Administrative fees	5,942
Distribution fees - Class IB	155
Investment management fees	62
Printing and mailing expenses	7
Trustees’ fees	1
Miscellaneous	459

Gross expenses	23,271
Less: Waiver from investment advisor	(6,004)
Reimbursement from investment advisor	(16,865)

Net expenses	402

NET INVESTMENT INCOME (LOSS)	(402)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain from affiliates)	2,172
Net change in unrealized appreciation (depreciation) on securities	13,293

NET REALIZED AND UNREALIZED GAIN (LOSS)	15,465

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,063

STATEMENT OF CHANGES IN NET ASSETS

April 30, 2009* to June 30, 2009 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(402)
Net realized gain (loss) on investments	2,172
Net change in unrealized appreciation on investments	13,293

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	15,063

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [235,090 shares]	2,450,481
Capital shares repurchased [(19,613) shares]	(202,197)

Total Class IB transactions	2,248,284

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,248,284

TOTAL INCREASE IN NET ASSETS	2,263,347
NET ASSETS:
Beginning of period	100,000

End of period (a)	$2,363,347

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(402)

* The Portfolio commenced operations on April 30, 2009.

See Notes to Financial Statements. 506

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,324,235)	$1,333,212
Cash	86,034
Receivable from Separate Accounts for Trust shares sold	204,822
Receivable from investment manager	8,250

Total assets	1,632,318

LIABILITIES
Payable for securities purchased	77,393
Distribution fees payable - Class IB	102
Payable to Separate Accounts for Trust shares redeemed	30
Trustees fees payable	1
Accrued expenses	17,110

Total liabilities	94,636

NET ASSETS	$1,537,682

Net assets were comprised of:
Paid in capital	$1,529,024
Accumulated undistributed net investment income (loss)	(321)
Accumulated undistributed net realized gain (loss) on investments	2
Unrealized appreciation (depreciation) on investments	8,977

Net assets	$1,537,682

Class IB
Net asset value, offering and redemption price per share, $1,537,682 / 147,807 shares outstanding (unlimited amount authorized: $0.01 par value)	$10 .40

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2009* (Unaudited)

INVESTMENT INCOME
Interest	$—

EXPENSES
Professional fees	9,960
Custodian fees	6,684
Administrative fees	5,923
Distribution fees - Class IB	123
Investment management fees	49
Printing and mailing expenses	7
Trustees’ fees	1
Miscellaneous	459

Gross expenses	23,206
Less: Waiver from investment advisor	(5,972)
Reimbursement from investment advisor	(16,913)

Net expenses	321

NET INVESTMENT INCOME (LOSS)	(321)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain from affiliates)	2
Net change in unrealized appreciation (depreciation) on securities	8,977

NET REALIZED AND UNREALIZED GAIN (LOSS)	8,979

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,658

STATEMENT OF CHANGES IN NET ASSETS

April 30, 2009* to June 30, 2009 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(321)
Net realized gain (loss) on investments	2
Net change in unrealized appreciation on investments	8,977

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	8,658

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 137,842 shares]	1,429,386
Capital shares repurchased [ (35) shares]	(362)

Total Class IB transactions	1,429,024

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,429,024

TOTAL INCREASE IN NET ASSETS	1,437,682
NET ASSETS:
Beginning of period	100,000

End of period (a)	$1,537,682

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(321)

* The Portfolio commenced operations on April 30, 2009.

See Notes to Financial Statements. 507

EQ ADVISORS TRUST

EQ/AXA FRANKLIN TEMPLETON FOUNDING STRATEGY CORE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,633,050,571)	$1,166,483,834
Receivable for securities sold	839,757
Receivable from Separate Accounts for Trust shares sold	141,170
Other assets	6,587

Total assets	1,167,471,348

LIABILITIES
Overdraft payable	839,621
Distribution fees payable - Class IB	240,381
Payable to Separate Accounts for Trust shares redeemed	211,164
Administrative fees payable	109,508
Accrued expenses	200,002

Total liabilities	1,600,676

NET ASSETS	$1,165,870,672

Net assets were comprised of:
Paid in capital	$1,669,030,226
Accumulated undistributed net investment income (loss)	(1,591,493)
Accumulated undistributed net realized gain (loss) on investments	(35,001,324)
Unrealized appreciation (depreciation) on investments	(466,566,737)

Net assets	$1,165,870,672

Class IA
Net asset value, offering and redemption price per share, $66,031 / 10,822 shares outstanding (unlimited amount authorized: $0.01 par value)	$6 .10

Class IB
Net asset value, offering and redemption price per share, $1,165,804,641 / 191,433,279 shares outstanding (unlimited amount authorized: $0.01 par value)	$6 .09

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Interest	$—

EXPENSES
Distribution fees - Class IB	1,302,528
Administrative fees	798,921
Investment management fees	260,528
Printing and mailing expenses	154,690
Professional fees	27,359
Trustees’ fees	13,658
Custodian fees	5,737
Miscellaneous	17,705

Gross expenses	2,581,126
Less: Waiver from investment advisor	(989,857)

Net expenses	1,591,269

NET INVESTMENT INCOME (LOSS)	(1,591,269)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized loss from affiliates)	(28,148,256)
Net change in unrealized appreciation (depreciation) on securities	102,482,520

NET REALIZED AND UNREALIZED GAIN (LOSS)	74,334,264

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$72,742,995

See Notes to Financial Statements. 508

EQ ADVISORS TRUST

EQ/AXA FRANKLIN TEMPLETON FOUNDING STRATEGY CORE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,591,269)	$53,178,213
Net realized gain (loss) on investments	(28,148,256)	(6,853,069)
Net change in unrealized appreciation (depreciation) on investments	102,482,520	(539,970,670)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	72,742,995	(493,645,526)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(3,390)
Class IB	—	(53,194,009)

	—	(53,197,399)

Distributions from net realized capital gains
Class IB	—	(2,156)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(53,199,555)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 10,260 shares, respectively ]	—	22,087
Capital shares issued in reinvestment of dividends and distributions [ 0 and 616 shares, respectively ]	—	3,390
Capital shares repurchased [ 0 and (10,216) shares, respectively ]	—	(94,095)

Total Class IA transactions	—	(68,618)

Class IB
Capital shares sold [ 19,738,636 and 94,037,623 shares, respectively ]	108,196,802	773,194,279
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,667,431 shares, respectively ]	—	53,196,165
Capital shares repurchased [ (8,284,970) and (9,855,893) shares, respectively ]	(44,829,166)	(75,444,549)

Total Class IB transactions	63,367,636	750,945,895

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	63,367,636	750,877,277

TOTAL INCREASE IN NET ASSETS	136,110,631	204,032,196
NET ASSETS:
Beginning of period	1,029,760,041	825,727,845

End of period (a)	$1,165,870,672	$1,029,760,041

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,591,493)	$(224)

See Notes to Financial Statements. 509

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $1,163,897,567)	$1,419,138,282
Receivable from Separate Accounts for Trust shares sold	707,990
Dividends, interest and other receivables	21
Other assets	4,396

Total assets	1,419,850,689

LIABILITIES
Overdraft payable	583
Investment management fees payable	297,436
Administrative fees payable	121,933
Payable to Separate Accounts for Trust shares redeemed	1,080
Distribution fees payable - Class IB	169
Accrued expenses	31,054

Total liabilities	452,255

NET ASSETS	$1,419,398,434

Net assets were comprised of:
Paid in capital	$1,136,877,439
Accumulated undistributed net investment income (loss)	25,022,206
Accumulated undistributed net realized gain (loss) on investments	2,258,074
Unrealized appreciation (depreciation) on investments	255,240,715

Net assets	$1,419,398,434

Class IA
Net asset value, offering and redemption price per share, $1,418,582,196 / 218,603,803 shares outstanding (unlimited amount authorized: $0.01 par value)	$6 .49

Class IB
Net asset value, offering and redemption price per share, $816,238 / 125,863 shares outstanding (unlimited amount authorized: $0.01 par value)	$6 .49

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends	$26,539,292
Interest	10

Total income	26,539,302

EXPENSES
Investment management fees	1,513,590
Administrative fees	401,509
Printing and mailing expenses	88,473
Professional fees	22,345
Trustees’ fees	4,723
Custodian fees	4,189
Distribution fees - Class IB	902
Miscellaneous	5,497

Gross expenses	2,041,228
Less: Waiver from investment advisor	(524,143)

Net expenses	1,517,085

NET INVESTMENT INCOME (LOSS)	25,022,217

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	2,762,709
Net change in unrealized appreciation (depreciation) on securities	273,679,408

NET REALIZED AND UNREALIZED GAIN (LOSS)	276,442,117

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$301,464,334

See Notes to Financial Statements. 510

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$25,022,217	$1,166,909
Net realized gain (loss) on investments	2,762,709	(504,635)
Net change in unrealized appreciation (depreciation) on investments	273,679,408	(19,120,776)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	301,464,334	(18,458,502)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,241,274)
Class IB	—	(23,758)

	—	(1,265,032)

Distributions from net realized capital gains
Class IA	—	(3,773)
Class IB	—	(168)

	—	(3,941)

Return of capital
Class IA	—	(962,731)
Class IB	—	(50,883)

	—	(1,013,614)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(2,282,587)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 216,045,733 and 4,054,283 shares, respectively ]	1,099,510,781	41,307,061
Capital shares issued in reinvestment of dividends and distributions [ 0 and 341,506 shares, respectively ]	—	2,207,778
Capital shares repurchased [ (2,224,007) and (586,845) shares, respectively ]	(12,707,369)	(4,894,564)

Total Class IA transactions	1,086,803,412	38,620,275

Class IB
Capital shares issued in reinvestment of dividends and distributions [ 0 and 11,503 shares, respectively ]	—	74,809
Capital shares repurchased [ 0 and (40,980) shares, respectively ]	—	(250,000)

Total Class IB transactions	—	(175,191)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,086,803,412	38,445,084

TOTAL INCREASE IN NET ASSETS	1,388,267,746	17,703,995
NET ASSETS:
Beginning of period	31,130,688	13,426,693

End of period (a)	$1,419,398,434	$31,130,688

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$25,022,206	$(11)

See Notes to Financial Statements. 511

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $650,744)	$656,618
Cash	52,718
Receivable from investment manager	2,727
Receivable for securities sold	47
Other assets	14,043

Total assets	726,153

LIABILITIES
Distribution fees payable - Class IB	37
Payable to Separate Accounts for Trust shares redeemed	16
Accrued expenses	70,185

Total liabilities	70,238

NET ASSETS	$655,915

Net assets were comprised of:
Paid in capital	$677,004
Accumulated undistributed net investment income (loss)	(368)
Accumulated undistributed net realized gain (loss) on investments	(26,595)
Unrealized appreciation (depreciation) on investments	5,874

Net assets	$655,915

Class IA
Net asset value, offering and redemption price per share, $95,057 / 10,260 shares outstanding (unlimited amount authorized: $0.01 par value)	$9 .26

Class IB
Net asset value, offering and redemption price per share, $560,858 / 60,596 shares outstanding (unlimited amount authorized: $0.01 par value)	$9 .26

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Interest	$10

EXPENSES
Administrative fees	17,673
Professional fees	16,434
Custodian fees	15,298
Printing and mailing expenses	712
Investment management fees	212
Distribution fees - Class IB	166
Trustees’ fees	2
Miscellaneous	1,310

Gross expenses	51,807
Less: Waiver from investment advisor	(17,885)
Reimbursement from investment advisor	(33,543)

Net expenses	379

NET INVESTMENT INCOME (LOSS)	(369)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized loss from affiliates)	(26,363)
Net change in unrealized appreciation (depreciation) on securities	27,621

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,258

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$889

See Notes to Financial Statements. 512

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	January 2, 2008* to December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(369)	$14,254
Net realized gain (loss) on investments	(26,363)	943
Net change in unrealized appreciation (depreciation) on investments	27,621	(21,747)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	889	(6,550)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(2,293)
Class IB	—	(12,966)

	—	(15,259)

Distributions from net realized capital gains
Class IA	—	(28)
Class IB	—	(165)

	—	(193)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(15,452)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of dividends and distributions [ 0 and 260 shares]	—	2,321

Total Class IA transactions	—	2,321

Class IB
Capital shares sold [ 115,925 and 48,981 shares]	1,050,305	444,942
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,469 shares]	—	13,131
Capital shares repurchased [ (76,781) and (38,998) shares]	(681,597)	(352,074)

Total Class IB transactions	368,708	105,999

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	368,708	108,320

TOTAL INCREASE IN NET ASSETS	369,597	86,318
NET ASSETS:
Beginning of period	286,318	200,000

End of period (a)	$655,915	$286,318

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(368)	$1

* The Portfolio commenced operations on January 2, 2008.

See Notes to Financial Statements. 513

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $368,714)	$335,314
Cash	53,918
Receivable from investment manager	2,738
Receivable for securities sold	15
Other assets	13,664

Total assets	405,649

LIABILITIES
Distribution fees payable - Class IB	20
Payable to Separate Accounts for Trust shares redeemed	5
Trustees fees payable	2
Accrued expenses	70,803

Total liabilities	70,830

NET ASSETS	$334,819

Net assets were comprised of:
Paid in capital	$368,588
Accumulated undistributed net investment income (loss)	(202)
Accumulated undistributed net realized gain (loss) on investments	(167)
Unrealized appreciation (depreciation) on investments	(33,400)

Net assets	$334,819

Class IA
Net asset value, offering and redemption price per share, $86,093 / 10,549 shares outstanding (unlimited amount authorized: $0.01 par value)	$8 .16

Class IB
Net asset value, offering and redemption price per share, $248,726 / 30,489 shares outstanding (unlimited amount authorized: $0.01 par value)	$8 .16

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Interest	$2

EXPENSES
Administrative fees	17,538
Professional fees	16,434
Custodian fees	15,298
Printing and mailing expenses	667
Investment management fees	122
Distribution fees - Class IB	81
Trustees’ fees	2
Miscellaneous	1,310

Gross expenses	51,452
Less: Waiver from investment advisor	(17,660)
Reimbursement from investment advisor	(33,588)

Net expenses	204

NET INVESTMENT INCOME (LOSS)	(202)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized loss from affiliates)	(271)
Net change in unrealized appreciation (depreciation) on securities	9,337

NET REALIZED AND UNREALIZED GAIN (LOSS)	9,066

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,864

See Notes to Financial Statements. 514

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	January 2, 2008* to December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(202)	$9,535
Net realized gain (loss) on investments	(271)	1,361
Net change in unrealized appreciation (depreciation) on investments	9,337	(42,737)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,864	(31,841)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(4,085)
Class IB	—	(6,266)

	—	(10,351)

Distributions from net realized capital gains
Class IA	—	(181)
Class IB	—	(284)

	—	(465)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(10,816)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of dividends and distributions [ 0 and 549 shares]	—	4,266

Total Class IA transactions	—	4,266

Class IB
Capital shares sold [ 14,089 and 5,681 shares]	112,782	46,000
Capital shares issued in reinvestment of dividends and distributions [ 0 and 842 shares]	—	6,550
Capital shares repurchased [ (114) and (9) shares]	(916)	(70)

Total Class IB transactions	111,866	52,480

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	111,866	56,746

TOTAL INCREASE IN NET ASSETS	120,730	14,089
NET ASSETS:
Beginning of period	214,089	200,000

End of period (a)	$334,819	$214,089

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(202)	$—

* The Portfolio commenced operations on January 2, 2008.

See Notes to Financial Statements. 515

EQ ADVISORS TRUST

CROSSINGS MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $423,220)	$382,475
Cash	50,701
Receivable from investment manager	2,739
Receivable for securities sold	21
Other assets	8,526

Total assets	444,462

LIABILITIES
Distribution fees payable - Class IB	17
Payable to Separate Accounts for Trust shares redeemed	7
Trustees fees payable	3
Accrued expenses	62,443

Total liabilities	62,470

NET ASSETS	$381,992

Net assets were comprised of:
Paid in capital	$423,195
Accumulated undistributed net investment income (loss)	(184)
Accumulated undistributed net realized gain (loss) on investments	(274)
Unrealized appreciation (depreciation) on investments	(40,745)

Net assets	$381,992

Class IA
Net asset value, offering and redemption price per share, $82,206 / 10,504 shares outstanding (unlimited amount authorized: $0.01 par value)	$7 .83

Class IB
Net asset value, offering and redemption price per share, $299,786 / 38,320 shares outstanding (unlimited amount authorized: $0.01 par value)	$7 .82

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Interest	$2

EXPENSES
Administrative fees	17,523
Professional fees	16,434
Custodian fees	15,297
Printing and mailing expenses	664
Investment management fees	113
Distribution fees - Class IB	74
Trustees’ fees	2
Miscellaneous	1,310

Gross expenses	51,417
Less: Waiver from investment advisor	(17,636)
Reimbursement from investment advisor	(33,595)

Net expenses	186

NET INVESTMENT INCOME (LOSS)	(184)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized loss from affiliates)	(917)
Net change in unrealized appreciation (depreciation) on securities	10,396

NET REALIZED AND UNREALIZED GAIN (LOSS)	9,479

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,295

See Notes to Financial Statements. 516

EQ ADVISORS TRUST

CROSSINGS MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	January 2, 2008* to December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(184)	$8,776
Net realized gain (loss) on investments	(917)	2,102
Net change in unrealized appreciation (depreciation) on investments	10,396	(51,141)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,295	(40,263)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(3,462)
Class IB	—	(6,127)

	—	(9,589)

Distributions from net realized capital gains
Class IA	—	(238)
Class IB	—	(431)

	—	(669)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(10,258)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of dividends and distributions [ 0 and 504 shares]	—	3,700

Total Class IA transactions	—	3,700

Class IB
Capital shares sold [ 19,583 and 8,212 shares]	153,172	62,498
Capital shares issued in reinvestment of dividends and distributions [ 0 and 893 shares]	—	6,558
Capital shares repurchased [ (279) and (89) shares]	(2,040)	(670)

Total Class IB transactions	151,132	68,386

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	151,132	72,086

TOTAL INCREASE IN NET ASSETS	160,427	21,565
NET ASSETS:
Beginning of period	221,565	200,000

End of period (a)	$381,992	$221,565

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(184)	$—

* The Portfolio commenced operations on January 2, 2008.

See Notes to Financial Statements. 517

EQ ADVISORS TRUST

CROSSINGS MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $521,053)	$551,585
Cash	52,693
Receivable from investment manager	2,715
Receivable for securities sold	41
Other assets	11,415

Total assets	618,449

LIABILITIES
Distribution fees payable - Class IB	48
Payable to Separate Accounts for Trust shares redeemed	14
Accrued expenses	67,818

Total liabilities	67,880

NET ASSETS	$550,569

Net assets were comprised of:
Paid in capital	$558,042
Accumulated undistributed net investment income (loss)	(659)
Accumulated undistributed net realized gain (loss) on investments	(37,346)
Unrealized appreciation (depreciation) on investments	30,532

Net assets	$550,569

Class IA
Net asset value, offering and redemption price per share, $75,294 / 10,314 shares outstanding (unlimited amount authorized: $0.01 par value)	$7 .30

Class IB
Net asset value, offering and redemption price per share, $475,275 / 64,910 shares outstanding (unlimited amount authorized: $0.01 par value)	$7 .32

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Interest	$10

EXPENSES
Administrative fees	17,883
Professional fees	16,434
Custodian fees	15,298
Printing and mailing expenses	737
Investment management fees	352
Distribution fees - Class IB	317
Trustees’ fees	2
Miscellaneous	1,311

Gross expenses	52,334
Less: Waiver from investment advisor	(18,235)
Reimbursement from investment advisor	(33,429)

Net expenses	670

NET INVESTMENT INCOME (LOSS)	(660)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized loss from affiliates)	(40,512)
Net change in unrealized appreciation (depreciation) on securities	93,742

NET REALIZED AND UNREALIZED GAIN (LOSS)	53,230

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$52,570

See Notes to Financial Statements. 518

EQ ADVISORS TRUST

CROSSINGS MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	January 2, 2008* to December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(660)	$14,204
Net realized gain (loss) on investments	(40,512)	4,249
Net change in unrealized appreciation (depreciation) on investments	93,742	(63,210)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	52,570	(44,757)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(2,020)
Class IB	—	(12,467)

	—	(14,487)

Distributions from net realized capital gains
Class IA	—	(111)
Class IB	—	(711)

	—	(822)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(15,309)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of dividends and distributions [ 0 and 314 shares]	—	2,131

Total Class IA transactions	—	2,131

Class IB
Capital shares sold [ 101,525 and 104,752 shares]	674,920	730,554
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,945 shares]	—	13,178
Capital shares repurchased [ (153,003) and (309) shares]	(1,060,584)	(2,134)

Total Class IB transactions	(385,664)	741,598

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(385,664)	743,729

TOTAL INCREASE (DECREASE) IN NET ASSETS	(333,094)	683,663
NET ASSETS:
Beginning of period	883,663	200,000

End of period (a)	$550,569	$883,663

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(659)	$1

* The Portfolio commenced operations on January 2, 2008.

See Notes to Financial Statements. 519

EQ ADVISORS TRUST

CROSSINGS AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $959,073)	$696,575
Cash	39,002
Receivable from investment manager	5,265
Receivable for securities sold	51
Other assets	10,268

Total assets	751,161

LIABILITIES
Distribution fees payable - Class IB	52
Payable to Separate Accounts for Trust shares redeemed	17
Accrued expenses	55,774

Total liabilities	55,843

NET ASSETS	$695,318

Net assets were comprised of:
Paid in capital	$955,357
Accumulated undistributed net investment income (loss)	(573)
Accumulated undistributed net realized gain (loss) on investments	3,032
Unrealized appreciation (depreciation) on investments	(262,498)

Net assets	$695,318

Class IA
Net asset value, offering and redemption price per share, $67,553 / 10,275 shares outstanding (unlimited amount authorized: $0.01 par value)	$6 .57

Class IB
Net asset value, offering and redemption price per share, $627,765 / 95,553 shares outstanding (unlimited amount authorized: $0.01 par value)	$6 .57

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends	$1
Interest	10

Total income	11

EXPENSES
Custodian fees	19,836
Administrative fees	17,816
Professional fees	16,434
Printing and mailing expenses	730
Investment management fees	307
Distribution fees - Class IB	277
Trustees’ fees	2
Miscellaneous	1,311

Gross expenses	56,713
Less: Waiver from investment advisor	(18,123)
Reimbursement from investment advisor	(38,005)

Net expenses	585

NET INVESTMENT INCOME (LOSS)	(574)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized loss from affiliates)	(2,010)
Net change in unrealized appreciation (depreciation) on securities	36,367

NET REALIZED AND UNREALIZED GAIN (LOSS)	34,357

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,783

See Notes to Financial Statements. 520

EQ ADVISORS TRUST

CROSSINGS AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	January 2, 2008* to December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(574)	$13,953
Net realized gain (loss) on investments	(2,010)	6,962
Net change in unrealized appreciation (depreciation) on investments	36,367	(298,865)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	33,783	(277,950)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,517)
Class IB	—	(12,993)

	—	(14,510)

Distributions from net realized capital gains
Class IA	—	(139)
Class IB	—	(1,246)

	—	(1,385)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(15,895)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of dividends and distributions [0 and 275 shares]	—	1,656

Total Class IA transactions	—	1,656

Class IB
Capital shares sold [4,192 and 79,796 shares]	25,980	718,683
Capital shares issued in reinvestment of dividends and distributions [0 and 2,363 shares]	—	14,239
Capital shares repurchased [(456) and (342) shares]	(2,730)	(2,448)

Total Class IB transactions	23,250	730,474

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	23,250	732,130

TOTAL INCREASE IN NET ASSETS	57,033	438,285
NET ASSETS:
Beginning of period	638,285	200,000

End of period (a)	$695,318	$638,285

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(573)	$1

* The Portfolio commenced operations on January 2, 2008.

See Notes to Financial Statements. 521

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $52,000)	$51,777
Unaffiliated Issuers (Cost $42,909)	43,805
Cash	8,313
Receivable from investment manager	7,141

Total assets	111,036

LIABILITIES
Professional fees payable	6,239
Accrued expenses	2,130

Total liabilities	8,369

NET ASSETS	$102,667

Net assets were comprised of:
Paid in capital	$100,000
Accumulated undistributed net investment income (loss)	73
Accumulated undistributed net realized gains (losses) on investments and futures	1,921
Net unrealized appreciation (depreciation) on investments	673

Net assets	$102,667

Class IA
Net asset value, offering and redemption price per share, $102,667 / 10,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$10 .27

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2009* (Unaudited)

INVESTMENT INCOME
Dividends	$140

EXPENSES
Administrative fees	6,535
Professional fees	6,239
Custodian fees	1,863
Investment management fees	43
Printing and mailing expenses	3
Miscellaneous	264

Gross expenses	14,947
Less: Waiver from investment advisor	(6,578)
Reimbursement from investment advisor	(8,302)

Net expenses	67

NET INVESTMENT INCOME (LOSS)	73

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on futures	1,921
Net change in unrealized appreciation (depreciation) on securities	673

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,594

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,667

STATEMENT OF CHANGES IN NET ASSETS

May 27, 2009* to June 30, 2009 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$73
Net realized gain (loss) on investments and futures	1,921
Net change in unrealized appreciation (depreciation) on investments	673

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,667

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,667
NET ASSETS:
Beginning of period	100,000

End of period (a)	$102,667

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$73

* The Portfolio commenced operations on May 27, 2009.

See Notes to Financial Statements. 522

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $85,000)	$84,283
Unaffiliated Issuers (Cost $10,542)	10,663
Cash	9,122
Receivable from investment manager	7,141
Dividends, interest and other receivables	60

Total assets	111,269

LIABILITIES
Professional fees payable	6,239
Accrued expenses	2,130

Total liabilities	8,369

NET ASSETS	$102,900

Net assets were comprised of:
Paid in capital	$100,000
Accumulated undistributed net investment income (loss)	(7)
Accumulated undistributed net realized gains (losses) on investments and futures	3,503
Net unrealized appreciation (depreciation) on investments	(596)

Net assets	$102,900

Class IA
Net asset value, offering and redemption price per share, $102,900 / 10,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.29

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2009* (Unaudited)

INVESTMENT INCOME
Dividends	$60

EXPENSES
Administrative fees	6,535
Professional fees	6,239
Custodian fees	1,863
Investment management fees	43
Printing and mailing expenses	3
Miscellaneous	264

Gross expenses	14,947
Less: Waiver from investment advisor	(6,578)
Reimbursement from investment advisor	(8,302)

Net expenses	67

NET INVESTMENT INCOME (LOSS)	(7)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on futures	3,503
Net change in unrealized appreciation (depreciation) on securities	(596)

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,907

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,900

STATEMENT OF CHANGES IN NET ASSETS

May 27, 2009* to June 30, 2009 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(7)
Net realized gain (loss) on investments and futures	3,503
Net change in unrealized appreciation (depreciation) on investments	(596)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,900

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,900
NET ASSETS:
Beginning of period	100,000

End of period (a)	$102,900

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(7)

* The Portfolio commenced operations on May 27, 2009.

See Notes to Financial Statements. 523

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $97,000)	$96,545
Unaffiliated Issuers (Cost $1,279)	1,325
Cash	7,082
Receivable from investment manager	7,140

Total assets	112,092

LIABILITIES
Professional fees payable	6,240
Accrued expenses	2,130

Total liabilities	8,370

NET ASSETS	$103,722

Net assets were comprised of:
Paid in capital	$100,000
Accumulated undistributed net investment income (loss)	(69)
Accumulated undistributed net realized gains (losses) on investments and futures	4,200
Net unrealized appreciation (depreciation) on investments	(409)

Net assets	$103,722

Class IA
Net asset value, offering and redemption price per share, $103,722 / 10,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.37

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2009* (Unaudited)

INVESTMENT INCOME
Interest	$—

EXPENSES
Administrative fees	6,535
Professional fees	6,240
Custodian fees	1,863
Investment management fees	44
Printing and mailing expenses	3
Miscellaneous	264

Gross expenses	14,949
Less: Waiver from investment advisor	(6,579)
Reimbursement from investment advisor	(8,301)

Net expenses	69

NET INVESTMENT INCOME (LOSS)	(69)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on futures	4,200
Net change in unrealized appreciation (depreciation) on securities	(409)

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,791

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,722

STATEMENT OF CHANGES IN NET ASSETS

May 27, 2009* to June 30, 2009 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(69)
Net realized gain (loss) on investments and futures	4,200
Net change in unrealized appreciation (depreciation) on investments	(409)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	3,722

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,722
NET ASSETS:
Beginning of period	100,000

End of period (a)	$103,722

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(69)

* The Portfolio commenced operations on May 27, 2009.

See Notes to Financial Statements. 524

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $63,600)	$62,986
Unaffiliated Issuers (Cost $34,599)	34,327
Cash	5,836
Receivable for securities sold	17,175
Receivable from investment manager	7,141

Total assets	127,465

LIABILITIES
Payable for securities purchased	17,198
Professional fees payable	6,239
Accrued expenses	2,130

Total liabilities	25,567

NET ASSETS	$101,898

Net assets were comprised of:
Paid in capital	$100,000
Accumulated undistributed net investment income (loss)	641
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	2,143
Net unrealized appreciation (depreciation) on investments	(886)

Net assets	$101,898

Class IA
Net asset value, offering and redemption price per share, $101,898 / 10,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.19

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2009* (Unaudited)

INVESTMENT INCOME
Dividends	$708

EXPENSES
Administrative fees	6,535
Professional fees	6,239
Custodian fees	1,863
Investment management fees	43
Printing and mailing expenses	3
Miscellaneous	264

Gross expenses	14,947
Less: Waiver from investment advisor	(6,578)
Reimbursement from investment advisor	(8,302)

Net expenses	67

NET INVESTMENT INCOME (LOSS)	641

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(273)
Foreign currency transactions	1,190
Futures	1,226

Net realized gain (loss)	2,143

Net change in unrealized appreciation (depreciation) on securities	(886)

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,257

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,898

STATEMENT OF CHANGES IN NET ASSETS

May 27, 2009* to June 30, 2009 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$641
Net realized gain (loss) on investments, futures, and foreign currency transactions	2,143
Net change in unrealized appreciation (depreciation) on investments	(886)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,898

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,898
NET ASSETS:
Beginning of period	100,000

End of period (a)	$101,898

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$641

* The Portfolio commenced operations on May 27, 2009.

See Notes to Financial Statements. 525

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $2,265,764,189) (Securities on loan at market value $180,777,534)	$2,009,186,949
Foreign cash (Cost $6,822,263)	6,809,839
Dividends, interest and other receivables	5,955,974
Unrealized Appreciation on Foreign Currency Exchange Contracts	3,652,724
Receivable for securities sold	810,478
Receivable from Separate Accounts for Trust shares sold	490,062
Other assets	33,160

Total assets	2,026,939,186

LIABILITIES
Payable for return of cash collateral on securities loaned	190,949,074
Unrealized Depreciation on Foreign Currency Exchange Contracts	1,557,599
Investment management fees payable	1,107,202
Payable to Separate Accounts for Trust shares redeemed	774,221
Distribution fees payable - Class IB	171,142
Administrative fees payable	157,661
Recoupment fees payable	35,035
Accrued expenses	1,291,267

Total liabilities	196,043,201

NET ASSETS	$1,830,895,985

Net assets were comprised of:
Paid in capital	$2,884,547,994
Accumulated undistributed net investment income (loss)	32,223,204
Accumulated undistributed net realized gain (loss) on investments and foreign currency translations	(831,583,485)
Unrealized appreciation (depreciation) on investments and foreign currency translations	(254,291,728)

Net assets	$1,830,895,985

Class IA
Net asset value, offering and redemption price per share, $1,009,605,261 / 143,134,599 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.05

Class IB
Net asset value, offering and redemption price per share, $821,290,724 / 118,412,758 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.94

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $4,743,435 foreign withholding tax)	$38,515,387
Interest	5,018
Securities lending (net)	1,589,989

Total income	40,110,394

EXPENSES
Investment management fees	5,698,611
Distribution fees - Class IB	922,464
Administrative fees	810,713
Custodian fees	524,079
Printing and mailing expenses	228,707
Professional fees	50,609
Trustees’ fees	20,415
Miscellaneous	37,018

Gross expenses	8,292,616
Less: Waiver from investment advisor	(354,612)
Fees paid indirectly	(5,760)

Net expenses	7,932,244

NET INVESTMENT INCOME (LOSS)	32,178,150

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(223,491,657)
Foreign currency transactions	(8,858,795)

Net realized gain (loss)	(232,350,452)

Change in unrealized appreciation (depreciation) on:
Securities	320,014,115
Foreign currency translations	8,378,402

Net change in unrealized appreciation (depreciation)	328,392,517

NET REALIZED AND UNREALIZED GAIN (LOSS)	96,042,065

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$128,220,215

See Notes to Financial Statements. 526

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$32,178,150	$71,147,727
Net realized gain (loss) on investments and foreign currency transactions	(232,350,452)	(588,114,664)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	328,392,517	(1,170,239,830)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	128,220,215	(1,687,206,767)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(36,519,094)
Class IB	—	(36,124,176)

	—	(72,643,270)

Distributions from net realized capital gains
Class IA	—	(21,465,582)
Class IB	—	(22,600,402)

	—	(44,065,984)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(116,709,254)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [36,343,318 and 5,164,384 shares, respectively]	197,090,260	57,717,249
Capital shares issued in reinvestment of dividends and distributions [0 and 7,012,875 shares, respectively]	—	57,984,676
Capital shares repurchased [(7,661,264) and (16,134,178) shares, respectively]	(46,528,315)	(173,048,990)

Total Class IA transactions	150,561,945	(57,347,065)

Class IB
Capital shares sold [7,773,214 and 17,779,042 shares, respectively]	46,630,276	195,914,906
Capital shares issued in reinvestment of dividends and distributions [0 and 7,155,697 shares, respectively]	—	58,724,578
Capital shares repurchased [(11,689,457) and (24,641,041) shares, respectively]	(69,490,935)	(271,330,699)

Total Class IB transactions	(22,860,659)	(16,691,215)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	127,701,286	(74,038,280)

TOTAL INCREASE (DECREASE) IN NET ASSETS	255,921,501	(1,877,954,301)
NET ASSETS:
Beginning of period	1,574,974,484	3,452,928,785

End of period (a)	$1,830,895,985	$1,574,974,484

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$32,223,204	$45,054

See Notes to Financial Statements. 527

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $1,033,481,271) (Securities on loan at market value $134,789,006)	$1,131,435,250
Cash	203,050
Receivable for securities sold	60,469,832
Dividends, interest and other receivables	573,961
Receivable from Separate Accounts for Trust shares sold	186,647
Other assets	18,747

Total assets	1,192,887,487

LIABILITIES
Payable for return of cash collateral on securities loaned	139,776,013
Payable for securities purchased	61,779,337
Payable to Separate Accounts for Trust shares redeemed	806,197
Investment management fees payable	614,045
Distribution fees payable - Class IB	89,634
Administrative fees payable	85,933
Accrued expenses	56,849

Total liabilities	203,208,008

NET ASSETS	$989,679,479

Net assets were comprised of:
Paid in capital	$1,232,140,629
Accumulated undistributed net investment income (loss)	1,565,741
Accumulated undistributed net realized gain (loss) on investments and futures	(341,980,870)
Unrealized appreciation (depreciation) on investments	97,953,979

Net assets	$989,679,479

Class IA
Net asset value, offering and redemption price per share, $557,447,885 / 55,755,555 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.00

Class IB
Net asset value, offering and redemption price per share, $432,231,594 / 44,860,109 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.64

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends	$4,270,991
Securities lending (net)	1,182,268

Total income	5,453,259

EXPENSES
Investment management fees	3,027,876
Distribution fees - Class IB	484,910
Administrative fees	427,357
Printing and mailing expenses	117,081
Professional fees	29,848
Custodian fees	16,595
Trustees’ fees	9,955
Miscellaneous	13,306

Gross expenses	4,126,928
Less: Fees paid indirectly	(40,397)

Net expenses	4,086,531

NET INVESTMENT INCOME (LOSS)	1,366,728

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(50,223,652)
Futures	828,635

Net realized gain (loss)	(49,395,017)
Net change in unrealized appreciation (depreciation) on securities	171,629,929

NET REALIZED AND UNREALIZED GAIN (LOSS)	122,234,912

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$123,601,640

See Notes to Financial Statements. 528

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,366,728	$247,622
Net realized gain (loss) on investments and futures	(49,395,017)	(287,777,000)
Net change in unrealized appreciation (depreciation) on investments	171,629,929	(295,221,599)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	123,601,640	(582,750,977)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(40,974)

Distributions from net realized capital gains
Class IA	—	(607,203)
Class IB	—	(849,706)

	—	(1,456,909)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(1,497,883)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [25,028,137 and 6,458,812 shares, respectively]	192,620,475	86,186,986
Capital shares issued in reinvestment of dividends and distributions [0 and 46,351 shares, respectively]	—	648,177
Capital shares repurchased [(3,249,589) and (5,654,499) shares, respectively]	(28,505,649)	(71,752,548)

Total Class IA transactions	164,114,826	15,082,615

Class IB
Capital shares sold [3,435,008 and 7,839,675 shares, respectively]	28,776,280	99,978,594
Capital shares issued in reinvestment of dividends and distributions [0 and 60,497 shares, respectively]	—	849,706
Capital shares repurchased [(4,470,740) and (10,695,902) shares, respectively]	(37,340,357)	(135,668,785)

Total Class IB transactions	(8,564,077)	(34,840,485)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	155,550,749	(19,757,870)

TOTAL INCREASE (DECREASE) IN NET ASSETS	279,152,389	(604,006,730)
NET ASSETS:
Beginning of period	710,527,090	1,314,533,820

End of period (a)	$989,679,479	$710,527,090

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,565,741	$199,013

See Notes to Financial Statements. 529

EQ ADVISORS TRUST

EQ/ARIEL APPRECIATION II PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $65,960,448)	$61,647,205
Dividends, interest and other receivables	85,196
Receivable from Separate Accounts for Trust shares sold	10,898
Other assets	2,164

Total assets	61,745,463

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	1,554,962
Investment management fees payable	33,400
Distribution fees payable - Class IB	12,286
Administrative fees payable	7,642
Accrued expenses	70,618

Total liabilities	1,678,908

NET ASSETS	$60,066,555

Net assets were comprised of:
Paid in capital	$80,378,560
Accumulated undistributed net investment income (loss)	86,486
Accumulated undistributed net realized gain (loss) on investments	(16,085,248)
Unrealized appreciation (depreciation) on investments	(4,313,243)

Net assets	$60,066,555

Class IA
Net asset value, offering and redemption price per share, $2,096,716 / 276,579 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.58

Class IB
Net asset value, offering and redemption price per share, $57,969,839 / 7,641,487 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.59

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends	$312,790
Interest	5

Total income	312,795

EXPENSES
Investment management fees	187,715
Distribution fees - Class IB	60,869
Administrative fees	40,458
Professional fees	18,763
Printing and mailing expenses	7,232
Custodian fees	6,993
Trustees’ fees	635
Miscellaneous	2,180

Gross expenses	324,845
Less: Waiver from investment advisor	(38,342)
Fees paid indirectly	(33,388)

Net expenses	253,115

NET INVESTMENT INCOME (LOSS)	59,680

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	(11,657,997)
Net change in unrealized appreciation (depreciation) on securities	18,716,106

NET REALIZED AND UNREALIZED GAIN (LOSS)	7,058,109

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,117,789

See Notes to Financial Statements. 530

EQ ADVISORS TRUST

EQ/ARIEL APPRECIATION II PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$59,680	$527,670
Net realized gain (loss) on investments	(11,657,997)	(4,417,797)
Net change in unrealized appreciation (depreciation) on investments	18,716,106	(23,056,683)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,117,789	(26,946,810)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(15,463)
Class IB	—	(485,914)

	—	(501,377)

Distributions from net realized capital gains
Class IA	—	(5,164)
Class IB	—	(193,727)

	—	(198,891)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(700,268)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [130,731 and 157,229 shares, respectively]	904,485	1,389,570
Capital shares issued in reinvestment of dividends and distributions [0 and 2,903 shares, respectively]	—	20,627
Capital shares repurchased [(33,476) and (33,289) shares, respectively]	(221,988)	(338,889)

Total Class IA transactions	682,497	1,071,308

Class IB
Capital shares sold [1,888,152 and 3,567,955 shares, respectively]	13,062,500	31,617,354
Capital shares issued in reinvestment of dividends and distributions [0 and 94,241 shares, respectively]	—	679,641
Capital shares repurchased [(1,351,640) and (2,106,670) shares, respectively]	(9,173,586)	(18,686,347)

Total Class IB transactions	3,888,914	13,610,648

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,571,411	14,681,956

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,689,200	(12,965,122)
NET ASSETS:
Beginning of period	48,377,355	61,342,477

End of period (a)	$60,066,555	$48,377,355

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$86,486	$26,806

See Notes to Financial Statements. 531

EQ ADVISORS TRUST

EQ/AXA FRANKLIN INCOME CORE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $1,109,879,427)	$955,969,347
Foreign cash (Cost $177,254)	198,819
Cash	957,082
Cash held as collateral at broker	1,300,000
Receivable for securities sold	18,680,355
Dividends, interest and other receivables	8,352,987
Receivable from Separate Accounts for Trust shares sold	53,035
Other assets	5,053

Total assets	985,516,678

LIABILITIES
Payable for securities purchased	19,884,206
Investment management fees payable	448,620
Payable to Separate Accounts for Trust shares redeemed	238,720
Administrative fees payable	130,884
Distribution fees payable - Class IB	116,034
Variation margin payable on futures contracts	75,843
Accrued expenses	168,037

Total liabilities	21,062,344

NET ASSETS	$964,454,334

Net assets were comprised of:
Paid in capital	$1,365,924,767
Accumulated undistributed net investment income (loss)	26,584,198
Accumulated undistributed net realized gain (loss) on investments, securities sold short, futures and foreign currency translations	(273,945,449)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(154,109,182)

Net assets	$964,454,334

Class IA
Net asset value, offering and redemption price per share, $395,887,509 / 56,171,003 shares outstanding (unlimited amount authorized: $0.01 par value)	$7 .05

Class IB
Net asset value, offering and redemption price per share, $568,566,825 / 80,807,482 shares outstanding (unlimited amount authorized: $0.01 par value)	$7 .04

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Interest	$23,865,771
Dividends (net of $25,288 foreign withholding tax)	7,366,617

Total income	31,232,388

EXPENSES
Investment management fees	3,578,099
Distribution fees - Class IB	635,859
Administrative fees	553,768
Printing and mailing expenses	131,655
Professional fees	24,631
Custodian fees	18,134
Trustees’ fees	11,624
Miscellaneous	21,793

Gross expenses	4,975,563
Less: Waiver from investment advisor	(13,757)
Fees paid indirectly	(592,774)

Net expenses	4,369,032

NET INVESTMENT INCOME (LOSS)	26,863,356

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(169,739,386)
Foreign currency transactions	(86,966)
Futures	205,674
Securities sold short	35,938

Net realized gain (loss)	(169,584,740)

Change in unrealized appreciation (depreciation) on:
Securities	232,965,465
Foreign currency translations	26,108
Futures	(228,109)

Net change in unrealized appreciation (depreciation)	232,763,464

NET REALIZED AND UNREALIZED GAIN (LOSS)	63,178,724

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$90,042,080

See Notes to Financial Statements. 532

EQ ADVISORS TRUST

EQ/AXA FRANKLIN INCOME CORE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$26,863,356	$69,729,965
Net realized gain (loss) on investments, futures, foreign currency transactions and securities sold short	(169,584,740)	(96,874,199)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	232,763,464	(355,191,318)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	90,042,080	(382,335,552)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(29,846,309)
Class IB	—	(40,601,665)

TOTAL DIVIDENDS	—	(70,447,974)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [4,012,107 and 25,683,338 shares, respectively]	25,577,766	238,388,143
Capital shares issued in reinvestment of dividends [0 and 4,979,063 shares, respectively]	—	29,846,309
Capital shares repurchased [(4,598,782) and (750,838) shares, respectively]	(31,888,773)	(6,161,426)

Total Class IA transactions	(6,311,007)	262,073,026

Class IB
Capital shares sold [9,580,879 and 19,187,987 shares, respectively]	61,246,942	175,575,172
Capital shares issued in reinvestment of dividends [0 and 6,767,452 shares, respectively]	—	40,601,665
Capital shares repurchased [(6,989,915) and (17,161,406) shares, respectively]	(44,444,277)	(150,952,746)

Total Class IB transactions	16,802,665	65,224,091

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	10,491,658	327,297,117

TOTAL INCREASE (DECREASE) IN NET ASSETS	100,533,738	(125,486,409)
NET ASSETS:
Beginning of period	863,920,596	989,407,005

End of period (a)	$964,454,334	$863,920,596

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$26,584,198	$(279,158)

See Notes to Financial Statements. 533

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $309,913,716)	$279,999,975
Cash	6,670
Cash held as collateral at broker	450,000
Receivable for securities sold	15,624,307
Dividends, interest and other receivables	277,559
Receivable from Separate Accounts for Trust shares sold	121,099
Receivable from investment manager	117,258
Other assets	3,678

Total assets	296,600,546

LIABILITIES
Payable for securities purchased	17,079,053
Payable to Separate Accounts for Trust shares redeemed	119,003
Distribution fees payable - Class IB	18,939
Variation margin payable on futures contracts	5,256
Accrued expenses	156,948

Total liabilities	17,379,199

NET ASSETS	$279,221,347

Net assets were comprised of:
Paid in capital	$520,885,120
Accumulated undistributed net investment income (loss)	2,458,906
Accumulated undistributed net realized gain (loss) on investments and futures	(214,194,140)
Net unrealized appreciation (depreciation) on investments and futures	(29,928,539)

Net assets	$279,221,347

Class IA
Net asset value, offering and redemption price per share, $188,632,869 / 28,250,509 shares outstanding (unlimited amount authorized: $0.01 par value)	$6 .68

Class IB
Net asset value, offering and redemption price per share, $90,588,478 / 13,569,323 shares outstanding (unlimited amount authorized: $0.01 par value)	$6 .68

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,881 foreign withholding tax)	$3,252,526
Interest	3

Total income	3,252,529

EXPENSES
Investment management fees	1,191,932
Administrative fees	195,372
Distribution fees - Class IB	99,541
Printing and mailing expenses	42,988
Professional fees	20,501
Custodian fees	17,988
Trustees’ fees	4,149
Miscellaneous	8,822

Gross expenses	1,581,293
Less: Waiver from investment advisor	(38,115)
Fees paid indirectly	(668,555)

Net expenses	874,623

NET INVESTMENT INCOME (LOSS)	2,377,906

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(190,251,806)
Futures	263,695

Net realized gain (loss)	(189,988,111)

Change in unrealized appreciation (depreciation) on:
Securities	164,651,069
Futures	(14,798)

Net change in unrealized appreciation (depreciation)	164,636,271

NET REALIZED AND UNREALIZED GAIN (LOSS)	(25,351,840)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(22,973,934)

See Notes to Financial Statements. 534

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,377,906	$4,507,102
Net realized gain (loss) on investments and futures,	(189,988,111)	(23,954,630)
Net change in unrealized appreciation (depreciation) on investments and futures	164,636,271	(146,509,302)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(22,973,934)	(165,956,830)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(3,599,193)
Class IB	—	(826,648)

TOTAL DIVIDENDS	—	(4,425,841)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [3,701,943 and 21,534,440 shares, respectively]	21,525,698	196,062,124
Capital shares issued in reinvestment of dividends [0 and 566,193 shares, respectively]	—	3,599,193
Capital shares repurchased [(19,670,350) and (2,975,234) shares, respectively]	(94,483,555)	(24,352,571)

Total Class IA transactions	(72,957,857)	175,308,746

Class IB
Capital shares sold [4,287,023 and 11,569,376 shares, respectively]	25,767,426	100,215,568
Capital shares issued in reinvestment of dividends [0 and 129,981 shares, respectively]	—	826,648
Capital shares repurchased [(3,713,592) and (5,562,011) shares, respectively]	(21,538,313)	(49,381,520)

Total Class IB transactions	4,229,113	51,660,696

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(68,728,744)	226,969,442

TOTAL INCREASE (DECREASE) IN NET ASSETS	(91,702,678)	56,586,771
NET ASSETS:
Beginning of period	370,924,025	314,337,254

End of period (a)	$279,221,347	$370,924,025

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,458,906	$81,000

See Notes to Financial Statements. 535

EQ ADVISORS TRUST

EQ/AXA MUTUAL SHARES CORE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $703,325,449)	$627,824,981
Foreign cash (Cost $1,657,508)	1,665,193
Cash	292,679
Cash held as collateral at broker	1,400,000
Unrealized appreciation of forward foreign currency contracts	3,141,328
Dividends, interest and other receivables	1,077,422
Receivable for securities sold	1,066,914
Receivable from Separate Accounts for Trust shares sold	92,840
Other assets	3,228

Total assets	636,564,585

LIABILITIES
Unrealized depreciation of forward foreign currency contracts	6,042,184
Payable for securities purchased	1,820,779
Investment management fees payable	360,440
Payable to Separate Accounts for Trust shares redeemed	186,914
Administrative fees payable	85,907
Variation margin payable on futures contracts	74,100
Options Written, at Value (Premiums received $23,645)	61,070
Distribution fees payable - Class IB	49,353
Accrued expenses	328,991

Total liabilities	9,009,738

NET ASSETS	$627,554,847

Net assets were comprised of:
Paid in capital	$963,715,952
Accumulated undistributed net investment income (loss)	2,282,562
l gain (loss) on investments, options written, futures and foreign currency translations	(259,750,524)
Net unrealized appreciation (depreciation) on investments, options written, futures and foreign currency translations	(78,693,143)

Net assets	$627,554,847

Class IA
Net asset value, offering and redemption price per share, $389,276,020 / 58,648,799 shares outstanding (unlimited amount authorized: $0.01 par value)	$6 .64

Class IB
Net asset value, offering and redemption price per share, $238,278,827 / 36,034,203 shares outstanding (unlimited amount authorized: $0.01 par value)	$6 .61

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $533,102 foreign withholding tax)	$7,647,626
Interest	129,241

Total income	7,776,867

EXPENSES
Investment management fees	2,315,989
Administrative fees	362,422
Distribution fees - Class IB	275,293
Printing and mailing expenses	83,363
Custodian fees	51,695
Professional fees	22,367
Trustees’ fees	7,483
Miscellaneous	71,333

Gross expenses	3,189,945
Less: Waiver from investment advisor	(101,068)
Fees paid indirectly	(716,951)

Net expenses	2,371,926

NET INVESTMENT INCOME (LOSS)	5,404,941

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(181,375,858)
Foreign currency transactions	1,440,038
Futures	468,112
Options written	49,215

Net realized gain (loss)	(179,418,493)

Change in unrealized appreciation (depreciation) on:
Securities	196,666,372
Foreign currency translations	(3,076,589)
Options written	(72,827)
Futures	(274,678)

Net change in unrealized appreciation (depreciation)	193,242,278

NET REALIZED AND UNREALIZED GAIN (LOSS)	13,823,785

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,228,726

See Notes to Financial Statements. 536

EQ ADVISORS TRUST

EQ/AXA MUTUAL SHARES CORE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,404,941	$11,336,265
Net realized gain (loss) on investments, options written, futures and foreign currency transactions	(179,418,493)	(66,555,176)
Net change in unrealized appreciation (depreciation) on investments, options written, futures, and foreign currency translations	193,242,278	(263,257,053)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,228,726	(318,475,964)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(17,934,543)
Class IB	—	(11,838,603)

TOTAL DIVIDENDS	—	(29,773,146)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [6,455,008 and 25,884,794 shares, respectively]	40,881,231	240,731,067
Capital shares issued in reinvestment of dividends [0 and 2,823,219 shares, respectively]	—	17,934,543
Capital shares repurchased [(852,924) and (1,649,595) shares, respectively]	(5,020,560)	(14,268,017)

Total Class IA transactions	35,860,671	244,397,593

Class IB
Capital shares sold [3,177,627 and 8,155,529 shares, respectively]	19,219,447	75,455,499
Capital shares issued in reinvestment of dividends [0 and 1,867,698 shares, respectively]	—	11,838,603
Capital shares repurchased [(3,333,411) and (11,032,377) shares, respectively]	(19,842,188)	(101,069,893)

Total Class IB transactions	(622,741)	(13,775,791)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	35,237,930	230,621,802

TOTAL INCREASE (DECREASE) IN NET ASSETS	54,466,656	(117,627,308)
NET ASSETS:
Beginning of period	573,088,191	690,715,499

End of period (a)	$627,554,847	$573,088,191

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,282,562	$(3,122,379)

See Notes to Financial Statements. 537

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $122,470,793)	$135,124,214
Deposits with broker and custodian bank for securities sold short (Cost $124,507,228)	124,507,228
Receivable for securities sold	2,060,937
Dividends, interest and other receivables	61,496
Receivable from Separate Accounts for Trust shares sold	148
Other assets	2,652

Total assets	261,756,675

LIABILITIES
Securities Sold Short (Proceeds $116,225,112)	121,191,058
Payable for securities purchased	3,836,934
Payable to Separate Accounts for Trust shares redeemed	568,919
Investment management fees payable	162,458
Payable for Dividend Income on Short Positions	95,624
Distribution fees payable - Class IB	26,489
Administrative fees payable	10,896
Accrued expenses	98,477

Total liabilities	125,990,855

NET ASSETS	$135,765,820

Net assets were comprised of:
Paid in capital	$167,866,435
Accumulated undistributed net investment income (loss)	(1,551,985)
Accumulated undistributed net realized gain (loss) on investments and securities sold short	(38,236,105)
Unrealized appreciation (depreciation) on investments and securities sold short	7,687,475

Net assets	$135,765,820

Class IA
Net asset value, offering and redemption price per share, $6,595,702 / 768,167 shares outstanding (unlimited amount authorized: $0.01 par value)	$8 .59

Class IB
Net asset value, offering and redemption price per share, $129,170,118 / 15,098,500 shares outstanding (unlimited amount authorized: $0.01 par value)	$8 .56

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $32 foreign withholding tax)	$1,004,221

EXPENSES
Investment management fees	1,155,015
Dividend expense for securities sold short	987,118
Distribution fees - Class IB	195,911
Administrative fees	96,897
Custodian fees	27,273
Transfer agent fees	27,273
Printing and mailing expenses	25,602
Professional fees	21,543
Fund Accounting fees	16,364
Trustees’ fees	2,219
Miscellaneous	993

Total expenses	2,556,208

NET INVESTMENT INCOME (LOSS)	(1,551,987)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(2,180,708)
Securities sold short	(17,188,679)

Net realized gain (loss)	(19,369,387)

Change in unrealized appreciation (depreciation) on:
Securities	21,027,380
Securities sold short	(26,360,930)

Net change in unrealized appreciation (depreciation)	(5,333,550)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(24,702,937)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(26,254,924)

See Notes to Financial Statements. 538

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,551,987)	$(1,333,471)
Net realized gain (loss) on investments and securities sold short	(19,369,387)	16,287,985
Net change in unrealized depreciation on investments and securities sold short	(5,333,550)	(26,496,410)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(26,254,924)	(11,541,896)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(28,474)
Class IB	—	(295,440)

TOTAL DISTRIBUTIONS	—	(323,914)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [189,837 and 139,516 shares, respectively]	1,648,859	1,476,330
Capital shares issued in reinvestment of distributions [0 and 2,735 shares, respectively]	—	28,474
Capital shares repurchased [(493,190) and (708,566) shares, respectively]	(4,838,955)	(7,302,523)

Total Class IA transactions	(3,190,096)	(5,797,719)

Class IB
Capital shares sold [2,515,691 and 7,391,143 shares, respectively]	24,393,823	77,841,525
Capital shares issued in reinvestment of distributions [0 and 28,435 shares, respectively]	—	295,440
Capital shares repurchased [(3,937,475) and (5,768,412) shares, respectively]	(36,730,451)	(59,824,669)

Total Class IB transactions	(12,336,628)	18,312,296

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(15,526,724)	12,514,577

TOTAL INCREASE (DECREASE) IN NET ASSETS	(41,781,648)	648,767
NET ASSETS:
Beginning of period	177,547,468	176,898,701

End of period (a)	$135,765,820	$177,547,468

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,551,985)	$2

See Notes to Financial Statements. 539

EQ ADVISORS TRUST

EQ/AXA TEMPLETON GROWTH CORE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $700,332,350)	$587,354,449
Foreign cash (Cost $2,648,871)	2,664,461
Cash held as collateral at broker	691,915
Foreign cash held as collateral at broker	187,826
Dividends, interest and other receivables	1,286,857
Receivable from Separate Accounts for Trust shares sold	214,619
Receivable for securities sold	117,358
Unrealized appreciation of forward foreign currency contracts	42,961
Other assets	2,975

Total assets	592,563,421

LIABILITIES
Overdraft payable	51,560
Payable to Separate Accounts for Trust shares redeemed	2,082,680
Payable for securities purchased	1,891,604
Investment management fees payable	339,557
Administrative fees payable	84,294
Variation margin payable on futures contracts	44,085
Distribution fees payable - Class IB	37,825
Unrealized depreciation of forward foreign currency contracts	16,481
Accrued expenses	150,901

Total liabilities	4,698,987

NET ASSETS	$587,864,434

Net assets were comprised of:
Paid in capital	$889,407,037
Accumulated undistributed net investment income (loss)	7,116,458
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency translations	(195,590,704)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(113,068,357)

Net assets	$587,864,434

Class IA
Net asset value, offering and redemption price per share, $407,544,598 / 60,596,690 shares outstanding (unlimited amount authorized: $0.01 par value)	$6 .73

Class IB
Net asset value, offering and redemption price per share, $180,319,836 / 26,851,309 shares outstanding (unlimited amount authorized: $0.01 par value)	$6 .72

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $756,513 foreign withholding tax)	$9,539,730
Interest	20,046

Total income	9,559,776

EXPENSES
Investment management fees	2,203,576
Administrative fees	342,147
Distribution fees - Class IB	205,677
Custodian fees	102,500
Printing and mailing expenses	76,322
Professional fees	23,168
Trustees’ fees	6,780
Miscellaneous	16,059

Gross expenses	2,976,229
Less: Waiver from investment advisor	(89,210)
Fees paid indirectly	(484,864)

Net expenses	2,402,155

NET INVESTMENT INCOME (LOSS)	7,157,621

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(149,691,091)
Foreign currency transactions	147,116
Futures	451,142

Net realized gain (loss)	(149,092,833)

Change in unrealized appreciation (depreciation) on:
Securities	177,469,955
Foreign currency translations	81,960
Futures	(166,777)

Net change in unrealized appreciation (depreciation)	177,385,138

NET REALIZED AND UNREALIZED GAIN (LOSS)	28,292,305

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,449,926

See Notes to Financial Statements. 540

EQ ADVISORS TRUST

EQ/AXA TEMPLETON GROWTH CORE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,157,621	$12,135,906
Net realized gain (loss) on investments, futures and foreign currency transactions	(149,092,833)	(46,334,432)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	177,385,138	(279,433,805)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	35,449,926	(313,632,331)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(8,715,080)
Class IB	—	(3,808,650)

TOTAL DIVIDENDS	—	(12,523,730)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [6,379,859 and 30,133,961 shares, respectively]	39,717,791	277,246,419
Capital shares issued in reinvestment of dividends [0 and 1,367,686 shares, respectively]	—	8,715,080
Capital shares repurchased [(1,153,499) and (1,226,144) shares, respectively]	(6,685,195)	9,837,419

Total Class IA transactions	33,032,596	276,124,080

Class IB
Capital shares sold [2,984,088 and 6,294,919 shares, respectively]	17,773,846	55,593,671
Capital shares issued in reinvestment of dividends [0 and 597,523 shares, respectively]	—	3,808,650
Capital shares repurchased [(3,102,179) and (9,151,873) shares, respectively]	(18,870,001)	(82,592,225)

Total Class IB transactions	(1,096,155)	(23,189,904)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	31,936,441	252,934,176

TOTAL INCREASE (DECREASE) IN NET ASSETS	67,386,367	(73,221,885)
NET ASSETS:
Beginning of period	520,478,067	593,699,952

End of period (a)	$587,864,434	$520,478,067

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$7,116,458	$(41,163)

See Notes to Financial Statements. 541

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $1,527,390,976) (Securities on loan at market value $9,127,232)	$1,464,267,648
Receivable for securities sold	4,440,942
Receivable from Separate Accounts for Trust shares sold	2,919,187
Dividends, interest and other receivables	1,503,971
Other assets	49,815

Total assets	1,473,181,563

LIABILITIES
Payable for return of cash collateral on securities loaned	9,347,165
Payable for securities purchased	1,648,951
Investment management fees payable	707,197
Payable to Separate Accounts for Trust shares redeemed	583,457
Distribution fees payable - Class IB	216,399
Administrative fees payable	125,877
Accrued expenses	203,622

Total liabilities	12,832,668

NET ASSETS	$1,460,348,895

Net assets were comprised of:
Paid in capital	$2,985,305,389
Accumulated undistributed net investment income (loss)	25,716,990
Accumulated undistributed net realized gain (loss) on investments	(1,487,550,156)
Unrealized appreciation (depreciation) on investments	(63,123,328)

Net assets	$1,460,348,895

Class IA
Net asset value, offering and redemption price per share, $408,778,656 / 40,226,296 shares outstanding (unlimited amount authorized: $0.01 par value)	$10 .16

Class IB
Net asset value, offering and redemption price per share, $1,051,570,239 / 103,355,844 shares outstanding (unlimited amount authorized: $0.01 par value)	$10 .17

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends	$31,799,906
Securities lending (net)	94,094

Total income	31,894,000

EXPENSES
Investment management fees	6,042,587
Distribution fees - Class IB	1,168,927
Administrative fees	1,097,299
Printing and mailing expenses	344,241
Professional fees	38,028
Trustees’ fees	33,687
Custodian fees	31,926
Miscellaneous	36,966

Gross expenses	8,793,661
Less: Fees paid indirectly	(115,385)

Net expenses	8,678,276

NET INVESTMENT INCOME (LOSS)	23,215,724

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	(1,081,590,076)
Net change in unrealized appreciation (depreciation) on securities	996,668,750

NET REALIZED AND UNREALIZED GAIN (LOSS)	(84,921,326)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(61,705,602)

See Notes to Financial Statements. 542

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$23,215,724	$72,887,013
Net realized gain (loss) on investments	(1,081,590,076)	(385,622,246)
Net change in unrealized appreciation (depreciation) on investments	996,668,750	(1,293,683,279)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(61,705,602)	(1,606,418,512)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(48,865,200)
Class IB	—	(21,973,995)

	—	(70,839,195)

Distributions from net realized capital gains
Class IA	—	(11,532,356)
Class IB	—	(6,143,579)

	—	(17,675,935)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(88,515,130)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [9,561,652 and 43,737,151 shares, respectively]	87,765,989	590,728,352
Capital shares issued in reinvestment of dividends and distributions [0 and 5,911,180 shares, respectively]	—	60,397,556
Capital shares repurchased [(170,922,715) and (8,694,119) shares, respectively]	(1,516,463,549)	(118,645,847)

Total Class IA transactions	(1,428,697,560)	532,480,061

Class IB
Capital shares sold [9,837,895 and 13,650,737 shares, respectively]	92,171,495	177,762,773
Capital shares issued in reinvestment of dividends and distributions [0 and 2,721,383 shares, respectively]	—	28,117,574
Capital shares repurchased [(6,495,837) and (17,294,675) shares, respectively]	(59,079,568)	(226,571,436)

Total Class IB transactions	33,091,927	(20,691,089)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,395,605,633)	511,788,972

TOTAL DECREASE IN NET ASSETS	(1,457,311,235)	(1,183,144,670)
NET ASSETS:
Beginning of period	2,917,660,130	4,100,804,800

End of period (a)	$1,460,348,895	$2,917,660,130

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$25,716,990	$2,501,266

See Notes to Financial Statements. 543

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $1,437,789,463) (Securities on loan at market value $93,316,525)	$1,407,193,274
Cash	2,748,511
Foreign cash (Cost $3,147,685)	3,141,893
Receivable for securities sold	59,623,162
Dividends, interest and other receivables	4,656,346
Unrealized Appreciation on Foreign Currency Exchange Contracts	1,045,380
Receivable from Separate Accounts for Trust shares sold	509,256
Other assets	26,492

Total assets	1,478,944,314

LIABILITIES
Payable for return of cash collateral on securities loaned	98,597,851
Payable for securities purchased	60,963,369
Payable to Separate Accounts for Trust shares redeemed	1,268,582
Investment management fees payable	920,089
Unrealized Depreciation on Foreign Currency Exchange Contracts	546,286
Distribution fees payable - Class IB	207,062
Administrative fees payable	114,426
Recoupment fees payable	83,068
Accrued expenses	1,096,691

Total liabilities	163,797,424

NET ASSETS	$1,315,146,890

Net assets were comprised of:
Paid in capital	$2,351,840,390
Accumulated undistributed net investment income (loss)	21,823,222
Accumulated undistributed net realized gain (loss) on investments and foreign currency translations	(1,028,426,615)
Unrealized appreciation (depreciation) on investments and foreign currency translations	(30,090,107)

Net assets	$1,315,146,890

Class IA
Net asset value, offering and redemption price per share, $324,678,979 / 34,654,733 shares outstanding (unlimited amount authorized: $0.01 par value)	$9 .37

Class IB
Net asset value, offering and redemption price per share, $990,467,911 / 105,796,611 shares outstanding (unlimited amount authorized: $0.01 par value)	$9 .36

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,234,196 foreign withholding tax)	$29,384,351
Securities lending (net)	1,293,934

Total income	30,678,285

EXPENSES
Investment management fees	5,472,483
Distribution fees - Class IB	1,090,168
Administrative fees	682,235
Custodian fees	573,668
Printing and mailing expenses	200,350
Professional fees	30,846
Trustees’ fees	19,156
Miscellaneous	38,122

Gross expenses	8,107,028
Less: Waiver from investment advisor	(148,741)

Net expenses	7,958,287

NET INVESTMENT INCOME (LOSS)	22,719,998

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(377,735,958)
Foreign currency transactions	3,575,883

Net realized gain (loss)	(374,160,075)

Change in unrealized appreciation (depreciation) on:
Securities	366,353,022
Foreign currency translations	589,055

Net change in unrealized appreciation (depreciation)	366,942,077

NET REALIZED AND UNREALIZED GAIN (LOSS)	(7,217,998)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,502,000

See Notes to Financial Statements. 544

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$22,719,998	$64,035,447
Net realized gain (loss) on investments and foreign currency transactions	(374,160,075)	(651,241,836)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	366,942,077	(672,967,050)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,502,000	(1,260,173,439)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(24,732,503)
Class IB	—	(30,011,350)

	—	(54,743,853)

Distributions from net realized capital gains
Class IA	—	(23,809,393)
Class IB	—	(34,035,251)

	—	(57,844,644)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(112,588,497)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [4,309,752 and 13,273,704 shares, respectively]	34,336,471	169,649,319
Capital shares issued in reinvestment of dividends and distributions [0 and 4,591,066 shares, respectively]	—	48,541,896
Capital shares repurchased [(52,192,006) and (9,953,822) shares, respectively]	(370,178,716)	(137,390,643)

Total Class IA transactions	(335,842,245)	80,800,572

Class IB
Capital shares sold [7,078,657 and 12,227,522 shares, respectively]	57,869,037	152,249,423
Capital shares issued in reinvestment of dividends and distributions [0 and 5,955,370 shares, respectively]	—	64,046,601
Capital shares repurchased [(8,852,329) and (22,678,867) shares, respectively]	(71,051,492)	(286,591,566)

Total Class IB transactions	(13,182,455)	(70,295,542)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(349,024,700)	10,505,030

TOTAL DECREASE IN NET ASSETS	(333,522,700)	(1,362,256,906)
NET ASSETS:
Beginning of period	1,648,669,590	3,010,926,496

End of period (a)	$1,315,146,890	$1,648,669,590

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$21,823,222	$(896,776)

See Notes to Financial Statements. 545

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $66,533,684)	$67,006,222
Dividends, interest and other receivables	555,798
Receivable from Separate Accounts for Trust shares sold	14,189
Receivable for securities sold	5,229
Other assets	4,237

Total assets	67,585,675

LIABILITIES
Payable for securities purchased	2,059,056
Payable to Separate Accounts for Trust shares redeemed	53,159
Investment management fees payable	11,952
Administrative fees payable	7,884
Distribution fees payable - Class IB	873
Accrued expenses	113,387

Total liabilities	2,246,311

NET ASSETS	$65,339,364

Net assets were comprised of:
Paid in capital	$64,515,191
Accumulated undistributed net investment income (loss)	1,329,523
Accumulated undistributed net realized gain (loss) on investments and securities sold short	(977,888)
Unrealized appreciation (depreciation) on investments	472,538

Net assets	$65,339,364

Class IA
Net asset value, offering and redemption price per share, $61,087,655 / 5,880,777 shares outstanding (unlimited amount authorized: $0.01 par value)	$10 .39

Class IB
Net asset value, offering and redemption price per share, $4,251,709 / 409,189 shares outstanding (unlimited amount authorized: $0.01 par value)	$10 .39

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Interest	$1,478,845

EXPENSES
Investment management fees	111,752
Administrative fees	47,490
Professional fees	19,163
Printing and mailing expenses	9,838
Custodian fees	6,514
Distribution fees - Class IB	4,900
Trustees’ fees	887
Miscellaneous	15,530

Gross expenses	216,074
Less: Waiver from investment advisor	(67,478)

Net expenses	148,596

NET INVESTMENT INCOME (LOSS)	1,330,249

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(31,418)
Securities sold short	18,203

Net realized gain (loss)	(13,215)
Net change in unrealized appreciation (depreciation) on securities	(299,786)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(313,001)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,017,248

See Notes to Financial Statements. 546

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,330,249	$2,731,595
Net realized gain (loss) on investments and securities sold short	(13,215)	56,176
Net change in unrealized appreciation (depreciation) on investments	(299,786)	73,884

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,017,248	2,861,655

DIVIDENDS:
Dividends from net investment income
Class IA	—	(2,625,102)
Class IB	—	(136,806)

TOTAL DISTRIBUTIONS	—	(2,761,908)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [490,482 and 4,323,881 shares, respectively]	5,013,929	44,492,251
Capital shares issued in reinvestment of distributions [0 and 257,904 shares, respectively]	—	2,625,102
Capital shares repurchased [(627,074) and (2,323,726) shares, respectively]	(6,399,556)	(23,729,118)

Total Class IA transactions	(1,385,627)	23,388,235

Class IB
Capital shares sold [114,741 and 267,408 shares, respectively]	1,173,499	2,741,809
Capital shares issued in reinvestment of distributions [0 and 13,419 shares, respectively]	—	136,806
Capital shares repurchased [(35,859) and (48,706) shares, respectively]	(366,591)	(499,582)

Total Class IB transactions	806,908	2,379,033

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(578,719)	25,767,268

TOTAL INCREASE IN NET ASSETS	438,529	25,867,015
NET ASSETS:
Beginning of period	64,900,835	39,033,820

End of period (a)	$65,339,364	$64,900,835

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,329,523	$(726)

See Notes to Financial Statements. 547

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $695,188,748) (Securities on loan at market value $6,974,723)	$664,972,664
Cash	864
Receivable for securities sold	33,029,366
Dividends, interest and other receivables	1,385,769
Receivable from Separate Accounts for Trust shares sold	347,951
Other assets	15,564

Total assets	699,752,178

LIABILITIES
Payable for securities purchased	27,342,585
Payable for return of cash collateral on securities loaned	7,252,851
Payable to Separate Accounts for Trust shares redeemed	2,269,737
Investment management fees payable	360,109
Administrative fees payable	58,646
Distribution fees payable - Class IB	52,413
Accrued expenses	128,151

Total liabilities	37,464,492

NET ASSETS	$662,287,686

Net assets were comprised of:
Paid in capital	$814,727,066
Accumulated undistributed net investment income (loss)	10,260,194
Accumulated undistributed net realized gain (loss) on investments	(132,483,490)
Unrealized appreciation (depreciation) on investments	(30,216,084)

Net assets	$662,287,686

Class IA
Net asset value, offering and redemption price per share, $411,908,790 / 103,438,372 shares outstanding (unlimited amount authorized: $0.01 par value)	$3 .98

Class IB
Net asset value, offering and redemption price per share, $250,378,896 / 62,767,703 shares outstanding (unlimited amount authorized: $0.01 par value)	$3 .99

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $33,228 foreign withholding tax)	$12,748,247
Securities lending (net)	181,205

Total income	12,929,452

EXPENSES
Investment management fees	2,230,961
Administrative fees	318,913
Distribution fees - Class IB	287,948
Printing and mailing expenses	88,697
Professional fees	22,746
Custodian fees	9,708
Trustees’ fees	7,924
Miscellaneous	6,414

Gross expenses	2,973,311
Less: Waiver from investment advisor	(304,953)

Net expenses	2,668,358

NET INVESTMENT INCOME (LOSS)	10,261,094

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	(69,804,470)
Net change in unrealized appreciation (depreciation) on securities	24,226,013

NET REALIZED AND UNREALIZED GAIN (LOSS)	(45,578,457)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(35,317,363)

See Notes to Financial Statements. 548

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,261,094	$12,631,938
Net realized gain (loss) on investments	(69,804,470)	(62,978,662)
Net change in unrealized appreciation (depreciation) on investments	24,226,013	(79,527,964)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(35,317,363)	(129,874,688)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(8,702,562)
Class IB	—	(6,919,156)

	—	(15,621,718)

Distributions from net realized capital gains
Class IA	—	(1,108,715)
Class IB	—	(3,413,143)

	—	(4,521,858)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(20,143,576)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [17,912,141 and 83,695,432 shares, respectively]	65,617,900	359,224,127
Capital shares issued in reinvestment of dividends and distributions [0 and 2,205,477 shares, respectively]	—	9,811,277
Capital shares repurchased [(2,803,485) and (16,424,208) shares, respectively]	(9,756,501)	(87,921,537)

Total Class IA transactions	55,861,399	281,113,867

Class IB
Capital shares sold [11,853,420 and 16,128,063 shares, respectively]	43,822,549	85,513,172
Capital shares issued in reinvestment of dividends and distributions [0 and 2,108,249 shares, respectively]	—	10,332,299
Capital shares repurchased [(7,063,067) and (12,573,794) shares, respectively]	(26,217,091)	(69,577,445)

Total Class IB transactions	17,605,458	26,268,026

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	73,466,857	307,381,893

TOTAL INCREASE IN NET ASSETS	38,149,494	157,363,629
NET ASSETS:
Beginning of period	624,138,192	466,774,563

End of period (a)	$662,287,686	$624,138,192

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$10,260,194	$(900)

See Notes to Financial Statements. 549

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $69,415,814)	$60,701,908
Foreign cash (Cost $6,676)	6,406
Receivable for securities sold	693,135
Receivable from Separate Accounts for Trust shares sold	101,537
Dividends, interest and other receivables	24,606
Other assets	1,691

Total assets	61,529,283

LIABILITIES
Overdraft payable	184
Payable for securities purchased	616,246
Investment management fees payable	32,355
Distribution fees payable - Class IB	11,962
Payable to Separate Accounts for Trust shares redeemed	8,411
Administrative fees payable	7,588
Accrued expenses	79,636

Total liabilities	756,382

NET ASSETS	$60,772,901

Net assets were comprised of:
Paid in capital	$87,823,146
Accumulated undistributed net investment income (loss)	131,947
Accumulated undistributed net realized gain (loss) on investments	(18,468,016)
Unrealized appreciation (depreciation) on investments and foreign currency translations	(8,714,176)

Net assets	$60,772,901

Class IA
Net asset value, offering and redemption price per share, $2,897,866 / 551,921 shares outstanding (unlimited amount authorized: $0.01 par value)	$5 .25

Class IB
Net asset value, offering and redemption price per share, $57,875,035 / 11,159,048 shares outstanding (unlimited amount authorized: $0.01 par value)	$5 .19

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,019 foreign withholding tax)	$420,678

EXPENSES
Investment management fees	179,545
Distribution fees - Class IB	65,589
Administrative fees	43,091
Professional fees	18,716
Printing and mailing expenses	8,270
Custodian fees	6,421
Trustees’ fees	747
Miscellaneous	4,589

Gross expenses	326,968
Less: Waiver from investment advisor	(12,654)

Net expenses	314,314

NET INVESTMENT INCOME (LOSS)	106,364

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	(6,745,656)

Change in unrealized appreciation (depreciation) on:
Securities	9,995,111
Foreign currency translations	584

Net change in unrealized appreciation (depreciation)	9,995,695

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,250,039

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,356,403

See Notes to Financial Statements. 550

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$106,364	$269,649
Net realized gain (loss) on investments	(6,745,656)	(11,678,773)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	9,995,695	(34,447,714)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,356,403	(45,856,838)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(20,157)
Class IB	—	(226,103)

	—	(246,260)

Distributions from net realized capital gains
Class IA	—	(64,422)
Class IB	—	(1,083,331)

	—	(1,147,753)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(1,394,013)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [20,814 and 43,475 shares, respectively]	99,059	305,938
Capital shares issued in reinvestment of dividends and distributions [0 and 12,557 shares, respectively]	—	84,579
Capital shares repurchased [(65,798) and (162,838) shares, respectively]	(320,207)	(1,177,084)

Total Class IA transactions	(221,148)	(786,567)

Class IB
Capital shares sold [971,308 and 3,060,889 shares, respectively]	4,646,746	22,323,879
Capital shares issued in reinvestment of dividends and distributions [0 and 190,812 shares, respectively]	—	1,309,434
Capital shares repurchased [(698,133) and (2,718,004) shares, respectively]	(3,278,057)	(20,022,451)

Total Class IB transactions	1,368,689	3,610,862

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,147,541	2,824,295

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,503,944	(44,426,556)
NET ASSETS:
Beginning of period	56,268,957	100,695,513

End of period (a)	$60,772,901	$56,268,957

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$131,947	$25,583

See Notes to Financial Statements. 551

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $335,911,275)	$309,877,806
Receivable for securities sold	614,455
Dividends, interest and other receivables	187,760
Receivable from Separate Accounts for Trust shares sold	71,623
Other assets	6,220

Total assets	310,757,864

LIABILITIES
Investment management fees payable	139,050
Payable to Separate Accounts for Trust shares redeemed	69,372
Distribution fees payable - Class IB	64,200
Administrative fees payable	28,673
Accrued expenses	117,851

Total liabilities	419,146

NET ASSETS	$310,338,718

Net assets were comprised of:
Paid in capital	$513,697,837
Accumulated undistributed net investment income (loss)	1,708,969
Accumulated undistributed net realized gain (loss) on investments	(179,034,619)
Unrealized appreciation (depreciation) on investments	(26,033,469)

Net assets	$310,338,718

Class IA
Net asset value, offering and redemption price per share, $408,521 / 42,048 shares outstanding (unlimited amount authorized: $0.01 par value)	$9 .72

Class IB
Net asset value, offering and redemption price per share, $309,930,197 / 31,959,553 shares outstanding (unlimited amount authorized: $0.01 par value)	$9 .70

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends	$3,014,585

EXPENSES
Investment management fees	914,978
Distribution fees - Class IB	351,358
Administrative fees	158,665
Printing and mailing expenses	42,036
Professional fees	21,428
Custodian fees	6,888
Trustees’ fees	3,774
Miscellaneous	7,438

Gross expenses	1,506,565
Less: Waiver from investment advisor	(169,030)
Fees paid indirectly	(16,485)

Net expenses	1,321,050

NET INVESTMENT INCOME (LOSS)	1,693,535

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	(65,973,682)
Net change in unrealized appreciation (depreciation) on securities	92,907,946

NET REALIZED AND UNREALIZED GAIN (LOSS)	26,934,264

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,627,799

See Notes to Financial Statements. 552

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,693,535	$681,133
Net realized gain (loss) on investments	(65,973,682)	(43,209,018)
Net change in unrealized appreciation (depreciation) on investments	92,907,946	(151,028,598)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,627,799	(193,556,483)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(4,236)
Class IB	—	(712,271)

TOTAL DIVIDENDS	—	(716,507)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [43,615 and 73,717 shares, respectively]	374,418	899,294
Capital shares issued in reinvestment of dividends [0 and 412 shares, respectively]	—	4,236
Capital shares repurchased [(58,146) and (571,172) shares, respectively]	(497,302)	(7,663,829)

Total Class IA transactions	(122,884)	(6,760,299)

Class IB
Capital shares sold [2,300,854 and 5,861,484 shares, respectively]	19,943,177	72,054,798
Capital shares issued in reinvestment of dividends [0 and 78,868 shares, respectively]	—	712,271
Capital shares repurchased [(2,824,070) and (5,727,897) shares, respectively]	(24,098,749)	(70,817,416)

Total Class IB transactions	(4,155,572)	1,949,653

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,278,456)	(4,810,646)

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,349,343	(199,083,636)
NET ASSETS:
Beginning of period	285,989,375	485,073,011

End of period (a)	$310,338,718	$285,989,375

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,708,969	$15,434

See Notes to Financial Statements. 553

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $1,124,816,529) (Securities on loan at market value $4,783,055)	$1,030,099,369
Receivable for securities sold	2,944,037
Dividends, interest and other receivables	1,475,535
Receivable from Separate Accounts for Trust shares sold	103,479
Other assets	33,079

Total assets	1,034,655,499

LIABILITIES
Payable for return of cash collateral on securities loaned	4,879,378
Investment management fees payable	488,509
Payable to Separate Accounts for Trust shares redeemed	388,076
Distribution fees payable - Class IB	209,407
Payable for securities purchased	208,096
Administrative fees payable	89,356
Accrued expenses	187,656

Total liabilities	6,450,478

NET ASSETS	$1,028,205,021

Net assets were comprised of:
Paid in capital	$1,550,081,675
Accumulated undistributed net investment income (loss)	8,608,320
Accumulated undistributed net realized gain (loss) on investments	(435,767,814)
Unrealized appreciation (depreciation) on investments	(94,717,160)

Net assets	$1,028,205,021

Class IA
Net asset value, offering and redemption price per share, $18,181,927 / 2,124,294 shares outstanding (unlimited amount authorized: $0.01 par value)	$8 .56

Class IB
Net asset value, offering and redemption price per share, $1,010,023,094 / 118,018,693 shares outstanding (unlimited amount authorized: $0.01 par value)	$8 .56

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $7,920 foreign withholding tax)	$12,945,753
Securities lending (net)	87,031

Total income	13,032,784

EXPENSES
Investment management fees	3,112,533
Distribution fees - Class IB	1,176,828
Administrative fees	504,436
Printing and mailing expenses	144,228
Professional fees	26,208
Custodian fees	17,745
Trustees’ fees	13,202
Miscellaneous	11,729

Gross expenses	5,006,909
Less: Waiver from investment advisor	(377,788)
Fees paid indirectly	(98,290)

Net expenses	4,530,831

NET INVESTMENT INCOME (LOSS)	8,501,953

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	(189,297,853)
Net change in unrealized appreciation (depreciation) on securities	228,231,244

NET REALIZED AND UNREALIZED GAIN (LOSS)	38,933,391

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,435,344

See Notes to Financial Statements. 554

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,501,953	$14,156,175
Net realized gain (loss) on investments	(189,297,853)	(244,049,211)
Net change in unrealized appreciation (depreciation) on investments	228,231,244	(498,180,394)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	47,435,344	(728,073,430)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(299,108)
Class IB	—	(13,938,659)

	—	(14,237,767)

Distributions from net realized capital gains
Class IA	—	(456,583)
Class IB	—	(25,646,787)

	—	(26,103,370)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(40,341,137)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [142,600 and 426,050 shares, respectively]	1,115,550	4,848,804
Capital shares issued in reinvestment of dividends and distributions [0 and 75,270 shares, respectively]	—	755,691
Capital shares repurchased [(289,488) and (843,213) shares, respectively]	(2,236,361)	(9,812,482)

Total Class IA transactions	(1,120,811)	(4,207,987)

Class IB
Capital shares sold [2,943,296 and 3,883,444 shares, respectively]	23,675,115	44,318,856
Capital shares issued in reinvestment of dividends and distributions [0 and 3,871,654 shares, respectively]	—	39,585,446
Capital shares repurchased [(9,410,051) and (27,188,855) shares, respectively]	(71,770,104)	(315,325,786)

Total Class IB transactions	(48,094,989)	(231,421,484)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(49,215,800)	(235,629,471)

TOTAL DECREASE IN NET ASSETS	(1,780,456)	(1,004,044,038)
NET ASSETS:
Beginning of period	1,029,985,477	2,034,029,515

End of period (a)	$1,028,205,021	$1,029,985,477

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$8,608,320	$106,367

See Notes to Financial Statements. 555

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $336,603,032) (Securities on loan at market value $6,239,495)	$333,761,936
Cash	1,028,405
Dividends, interest and other receivables	6,030,530
Receivable from Separate Accounts for Trust shares sold	916,030
Other assets	7,570

Total assets	341,744,471

LIABILITIES
Payable for return of cash collateral on securities loaned	6,335,103
Payable for securities purchased	2,410,247
Payable to Separate Accounts for Trust shares redeemed	353,135
Investment management fees payable	158,461
Distribution fees payable - Class IB	66,025
Administrative fees payable	29,378
Recoupment fees payable	26,740
Accrued expenses	110,466

Total liabilities	9,489,555

NET ASSETS	$332,254,916

Net assets were comprised of:
Paid in capital	$374,487,975
Accumulated undistributed net investment income (loss)	10,964,354
Accumulated undistributed net realized gain (loss) on investments	(50,356,317)
Unrealized appreciation (depreciation) on investments	(2,841,096)

Net assets	$332,254,916

Class IB
Net asset value, offering and redemption price per share, $332,254,916 / 84,530,329 shares outstanding (unlimited amount authorized: $0.01 par value)	$3 .93

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Interest	$12,279,581
Securities lending (net)	19,528

Total income	12,299,109

EXPENSES
Investment management fees	762,083
Distribution fees - Class IB	317,533
Administrative fees	144,626
Printing and mailing expenses	35,908
Recoupment fees	34,086
Professional fees	19,451
Custodian fees	7,649
Trustees’ fees	3,008
Miscellaneous	9,984

Total expenses	1,334,328

NET INVESTMENT INCOME (LOSS)	10,964,781

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	(14,453,717)
Net change in unrealized appreciation (depreciation) on securities	51,836,100

NET REALIZED AND UNREALIZED GAIN (LOSS)	37,382,383

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,347,164

See Notes to Financial Statements. 556

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,964,781	$17,302,038
Net realized gain (loss) on investments	(14,453,717)	(13,568,972)
Net change in unrealized appreciation (depreciation) on investments	51,836,100	(48,993,484)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	48,347,164	(45,260,418)

DIVIDENDS:
Class IB
Dividends from net investment income	—	(17,428,595)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [45,672,115 and 25,106,684 shares, respectively]	165,350,114	102,910,185
Capital shares issued in reinvestment of dividends [0 and 5,816,045 shares, respectively]	—	17,428,595
Capital shares repurchased [(21,857,657) and (22,690,418) shares, respectively]	(77,968,449)	(95,009,232)

Total Class IB transactions	87,381,665	25,329,548

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	87,381,665	25,329,548

TOTAL INCREASE (DECREASE) IN NET ASSETS	135,728,829	(37,359,465)
NET ASSETS:
Beginning of period	196,526,087	233,885,552

End of period (a)	$332,254,916	$196,526,087

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$10,964,354	$(427)

See Notes to Financial Statements. 557

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $4,880,628,960) (Securities on loan at market value $370,789,942)	$4,558,025,307
Cash	3,656,377
Receivable for securities sold	45,360,291
Dividends, interest and other receivables	5,685,298
Receivable from Separate Accounts for Trust shares sold	1,065,316
Variation margin receivable on futures contracts	1,631
Other assets	48,637

Total assets	4,613,842,857

LIABILITIES
Payable for return of cash collateral on securities loaned	384,200,766
Payable for securities purchased	36,253,011
Payable to Separate Accounts for Trust shares redeemed	1,096,287
Investment management fees payable	826,711
Administrative fees payable	357,433
Distribution fees payable - Class IB	216,072
Accrued expenses	255,155

Total liabilities	423,205,435

NET ASSETS	$4,190,637,422

Net assets were comprised of:
Paid in capital	$7,469,462,732
Accumulated undistributed net investment income (loss)	41,479,077
Accumulated undistributed net realized gain (loss) on investments and futures	(2,997,740,016)
Unrealized appreciation (depreciation) on investments and futures	(322,564,371)

Net assets	$4,190,637,422

Class IA
Net asset value, offering and redemption price per share, $3,151,270,949 / 271,346,527 shares outstanding (unlimited amount authorized: $0.01 par value)	$11 .61

Class IB
Net asset value, offering and redemption price per share, $1,039,366,473 / 90,095,135 shares outstanding (unlimited amount authorized: $0.01 par value)	$11 .54

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,113 foreign withholding tax)	$49,604,096
Interest	3,945
Securities lending (net)	2,243,746

Total income	51,851,787

EXPENSES
Investment management fees	6,806,287
Administrative fees	2,001,255
Distribution fees - Class IB	1,203,917
Printing and mailing expenses	584,519
Professional fees	70,010
Trustees’ fees	54,213
Custodian fees	31,972
Miscellaneous	92,543

Total expenses	10,844,716

NET INVESTMENT INCOME (LOSS)	41,007,071

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	3,833,307
Futures	(3,884)

Net realized gain (loss)	3,829,423

Change in unrealized appreciation (depreciation) on:
Securities	120,974,224
Futures	(360,154)

Net change in unrealized appreciation (depreciation)	120,614,070

NET REALIZED AND UNREALIZED GAIN (LOSS)	124,443,493

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$165,450,564

See Notes to Financial Statements. 558

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$41,007,071	$110,986,961
Net realized gain (loss) on investments and futures	3,829,423	(2,257,645,028)
Net change in unrealized appreciation (depreciation) on investments and futures	120,614,070	(1,326,339,303)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	165,450,564	(3,472,997,370)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(85,506,295)
Class IB	—	(25,281,140)

TOTAL DISTRIBUTIONS	—	(110,787,435)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [2,767,057 and 4,459,095 shares, respectively]	29,805,987	68,844,713
Capital shares issued in reinvestment of distributions [0 and 7,710,050 shares, respectively]	—	85,506,295
Capital shares repurchased [(16,565,201) and (44,049,151) shares, respectively]	(171,225,731)	(706,560,649)

Total Class IA transactions	(141,419,744)	(552,209,641)

Class IB
Capital shares sold [4,025,624 and 7,777,018 shares, respectively]	42,248,563	123,239,453
Capital shares issued in reinvestment of distributions [0 and 2,291,393 shares, respectively]	—	25,281,140
Capital shares repurchased [(7,559,087) and (20,153,742) shares, respectively]	(78,450,540)	(325,543,073)

Total Class IB transactions	(36,201,977)	(177,022,480)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(177,621,721)	(729,232,121)

TOTAL DECREASE IN NET ASSETS	(12,171,157)	(4,313,016,926)
NET ASSETS:
Beginning of period	4,202,808,579	8,515,825,505

End of period (a)	$4,190,637,422	$4,202,808,579

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$41,479,077	$472,006

See Notes to Financial Statements. 559

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX II PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $49,782,449)	$47,649,976
Cash	41,264
Receivable for securities sold	416,469
Dividends, interest and other receivables	51,121
Receivable from Separate Accounts for Trust shares sold	7,067
Other assets	200

Total assets	48,166,097

LIABILITIES
Payable for securities purchased	423,545
Payable to Separate Accounts for Trust shares redeemed	36,822
Investment management fees payable	14,537
Distribution fees payable - Class IB	9,078
Administrative fees payable	6,442
Accrued expenses	190,808

Total liabilities	681,232

NET ASSETS	$47,484,865

Net assets were comprised of:
Paid in capital	$66,688,993
Accumulated undistributed net investment income (loss)	133,546
Accumulated undistributed net realized gain (loss) on investments	(17,205,201)
Unrealized appreciation (depreciation) on investments	(2,132,473)

Net assets	$47,484,865

Class IA
Net asset value, offering and redemption price per share, $3,269,397 / 455,882 shares outstanding (unlimited amount authorized: $0.01 par value)	$7 .17

Class IB
Net asset value, offering and redemption price per share, $44,215,468 / 6,172,225 shares outstanding (unlimited amount authorized: $0.01 par value)	$7 .16

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $108 foreign withholding tax)	$352,262
Interest	1

Total income	352,263

EXPENSES
Investment management fees	144,098
Custodian fees	48,373
Distribution fees - Class IB	43,255
Administrative fees	34,013
Professional fees	18,721
Printing and mailing expenses	5,403
Trustees’ fees	470
Miscellaneous	5,295

Gross expenses	299,628
Less: Waiver from investment advisor	(72,957)

Net expenses	226,671

NET INVESTMENT INCOME (LOSS)	125,592

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	(6,462,344)
Net change in unrealized appreciation (depreciation) on securities	11,054,429

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,592,085

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,717,677

See Notes to Financial Statements. 560

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX II PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$125,592	$300,767
Net realized gain (loss) on investments	(6,462,344)	(10,425,464)
Net change in unrealized appreciation (depreciation) on investments	11,054,429	(12,090,479)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,717,677	(22,215,176)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(36,321)
Class IB	—	(261,796)

TOTAL DISTRIBUTIONS	—	(298,117)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of distributions [ 0 and 5,644 shares, respectively ]	—	36,321
Capital shares repurchased [ 0 and (81,488) shares, respectively ]	—	(499,999)

Total Class IA transactions	—	(463,678)

Class IB
Capital shares sold [ 2,243,869 and 2,802,030 shares, respectively ]	14,345,336	25,016,136
Capital shares issued in reinvestment of distributions [ 0 and 40,622 shares, respectively ]	—	261,796
Capital shares repurchased [ (1,121,417) and (2,120,159) shares, respectively ]	(7,059,575)	(18,406,117)

Total Class IB transactions	7,285,761	6,871,815

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	7,285,761	6,408,137

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,003,438	(16,105,156)
NET ASSETS:
Beginning of period	35,481,427	51,586,583

End of period (a)	$47,484,865	$35,481,427

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$133,546	$7,954

See Notes to Financial Statements. 561

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $3,561,431,089) (Securities on loan at market value $9,519,101)	$3,562,478,104
Foreign cash (Cost $168)	139
Dividends, interest and other receivables	27,230,618
Receivable for forward commitments	11,893,585
Receivable from Separate Accounts for Trust shares sold	1,816,438
Receivable for securities sold	1,636,076
Other assets	69,943

Total assets	3,605,124,903

LIABILITIES
Overdraft payable	119,169
Payable for forward commitments	181,377,335
Payable for securities purchased	32,197,626
Payable for return of cash collateral on securities loaned	8,431,544
Payable to Separate Accounts for Trust shares redeemed	1,155,944
Investment management fees payable	940,760
Administrative fees payable	276,364
Distribution fees payable - Class IB	210,627
Accrued expenses	207,200

Total liabilities	224,916,569

NET ASSETS	$3,380,208,334

Net assets were comprised of:
Paid in capital	$3,614,675,107
Accumulated undistributed net investment income (loss)	36,595,752
Accumulated undistributed net realized gain (loss) on investments, securities sold short, futures and foreign currency translations	(272,109,511)
Unrealized appreciation (depreciation) on investments and foreign currency translations	1,046,986

Net assets	$3,380,208,334

Class IA
Net asset value, offering and redemption price per share, $2,345,374,130 / 251,719,122 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.32

Class IB
Net asset value, offering and redemption price per share, $1,034,834,204 / 111,030,757 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.32

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Interest	$42,041,222

EXPENSES
Investment management fees	4,137,965
Distribution fees - Class IB	1,294,873
Administrative fees	1,223,086
Printing and mailing expenses	338,386
Custodian fees	75,436
Professional fees	35,699
Trustees’ fees	25,140
Miscellaneous	37,153

Total expenses	7,167,738

NET INVESTMENT INCOME (LOSS)	34,873,484

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(166,288,438)
Futures	2,912,720
Foreign currency transactions	(57,171)
Securities sold short	395,709

Net realized gain (loss)	(163,037,180)

Change in unrealized appreciation (depreciation) on:
Securities	165,230,759
Futures	(2,803,130)
Foreign currency translations	21,278

Net change in unrealized appreciation (depreciation)	162,448,907

NET REALIZED AND UNREALIZED GAIN (LOSS)	(588,273)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$34,285,211

See Notes to Financial Statements. 562

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$34,873,484	$66,953,610
Net realized gain (loss) on investments, futures, foreign currency transactions and securities sold short	(163,037,180)	(104,479,232)
Net change in unrealized appreciation (depreciation) on investments, futures, and foreign currency translations	162,448,907	(116,559,584)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	34,285,211	(154,085,206)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(5,243,789)
Class IB	—	(53,590,024)

TOTAL DIVIDENDS	—	(58,833,813)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 244,761,478 and 9,946,498 shares, respectively ]	2,238,604,978	106,116,787
Capital shares issued in reinvestment of dividends [ 0 and 562,029 shares, respectively ]	—	5,243,789
Capital shares repurchased [ (4,027,581) and (58,220,768) shares, respectively ]	(37,055,839)	(608,520,576)

Total Class IA transactions	2,201,549,139	(497,160,000)

Class IB
Capital shares sold [ 8,636,982 and 8,919,545 shares, respectively ]	79,755,153	92,517,834
Capital shares issued in reinvestment of dividends [ 0 and 5,735,091 shares, respectively ]	—	53,590,024
Capital shares repurchased [ (15,416,999) and (38,275,859) shares, respectively ]	(142,344,514)	(392,271,680)

Total Class IB transactions	(62,589,361)	(246,163,822)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,138,959,778	(743,323,822)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,173,244,989	(956,242,841)
NET ASSETS:
Beginning of period	1,206,963,345	2,163,206,186

End of period (a)	$3,380,208,334	$1,206,963,345

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$36,595,752	$1,722,268

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $354,441,875)	$319,225,392
Foreign cash (Cost $18,387)	18,399
Receivable for securities sold	2,779,566
Dividends, interest and other receivables	480,817
Receivable from Separate Accounts for Trust shares sold	201,816
Other assets	2,998

Total assets	322,708,988

LIABILITIES
Overdraft payable	11,613
Payable for securities purchased	7,217,183
Investment management fees payable	220,973
Distribution fees payable - Class IB	60,835
Payable to Separate Accounts for Trust shares redeemed	31,668
Administrative fees payable	28,972
Accrued expenses	172,613

Total liabilities	7,743,857

NET ASSETS	$314,965,131

Net assets were comprised of:
Paid in capital	$938,913,757
Accumulated undistributed net investment income (loss)	2,805,625
Accumulated undistributed net realized gain (loss) on investments and foreign currency translations	(591,540,347)
Unrealized appreciation (depreciation) on investments and foreign currency translations	(35,213,904)

Net assets	$314,965,131

Class IA
Net asset value, offering and redemption price per share, $20,576,113 / 2,863,119 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.19

Class IB
Net asset value, offering and redemption price per share, $294,389,018 / 41,011,543 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.18

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $60,752 foreign withholding tax)	$4,889,359
Interest	437,648

Total income	5,327,007

EXPENSES
Investment management fees	2,007,094
Distribution fees - Class IB	320,932
Administrative fees	256,116
Printing and mailing expenses	76,216
Custodian fees	47,109
Professional fees	22,093
Trustees’ fees	8,530
Miscellaneous	18,400

Gross expenses	2,756,490
Less: Fees paid indirectly	(270,607)

Net expenses	2,485,883

NET INVESTMENT INCOME (LOSS)	2,841,124

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(523,102,094)
Foreign currency transactions	(91,446)

Net realized gain (loss)	(523,193,540)

Change in unrealized appreciation (depreciation) on:
Securities	417,360,860
Foreign currency translations	203

Net change in unrealized appreciation (depreciation)	417,361,063

NET REALIZED AND UNREALIZED GAIN (LOSS)	(105,832,477)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(102,991,353)

See Notes to Financial Statements. 564

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,841,124	$8,838,983
Net realized gain (loss) on investments and foreign currency transactions	(523,193,540)	(67,651,022)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	417,361,063	(449,595,284)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(102,991,353)	(508,407,323)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(6,776,826)
Class IB	—	(1,884,807)

TOTAL DISTRIBUTIONS	—	(8,661,633)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 4,911,334 and 84,474,958 shares, respectively ]	30,848,913	844,859,990
Capital shares issued in reinvestment of distributions [ 0 and 1,006,213 shares, respectively ]	—	6,776,826
Capital shares repurchased [ (105,051,364) and (5,033,884) shares, respectively ]	(579,556,691)	(44,825,724)

Total Class IA transactions	(548,707,778)	806,811,092

Class IB
Capital shares sold [ 6,159,411 and 18,936,750 shares, respectively ]	38,907,529	178,243,793
Capital shares issued in reinvestment of distributions [ 0 and 279,810 shares, respectively ]	—	1,884,807
Capital shares repurchased [ (3,739,469) and (6,609,684) shares, respectively ]	(22,996,056)	(59,269,802)

Total Class IB transactions	15,911,473	120,858,798

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(532,796,305)	927,669,890

TOTAL INCREASE (DECREASE) IN NET ASSETS	(635,787,658)	410,600,934
NET ASSETS:
Beginning of period	950,752,789	540,151,855

End of period (a)	$314,965,131	$950,752,789

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,805,625	$(35,499)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $2,855,562,013) (Securities on loan at market value $18,396,692)	$2,343,201,004
Cash	2,393,866
Dividends, interest and other receivables	3,189,159
Receivable for securities sold	1,921,620
Receivable from Separate Accounts for Trust shares sold	1,507,828
Other assets	58,538

Total assets	2,352,272,015

LIABILITIES
Payable for return of cash collateral on securities loaned	19,444,549
Payable for securities purchased	4,048,355
Payable to Separate Accounts for Trust shares redeemed	1,339,260
Investment management fees payable	480,529
Distribution fees payable - Class IB	261,014
Administrative fees payable	198,330
Variation margin payable on futures contracts	21,945
Accrued expenses	178,278

Total liabilities	25,972,260

NET ASSETS	$2,326,299,755

Net assets were comprised of:
Paid in capital	$2,874,246,433
Accumulated undistributed net investment income (loss)	23,596,798
Accumulated undistributed net realized gain (loss) on investments and futures	(59,174,621)
Unrealized appreciation (depreciation) on investments and futures	(512,368,855)

Net assets	$2,326,299,755

Class IA
Net asset value, offering and redemption price per share, $1,065,288,974 / 65,573,740 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.25

Class IB
Net asset value, offering and redemption price per share, $1,261,010,781 / 78,092,694 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.15

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends	$28,333,175
Securities lending (net)	618,160

Total income	28,951,335

EXPENSES
Investment management fees	2,636,337
Distribution fees - Class IB	1,428,193
Administrative fees	1,092,049
Printing and mailing expenses	315,961
Professional fees	37,914
Trustees’ fees	28,768
Custodian fees	20,760
Miscellaneous	24,672

Total expenses	5,584,654

NET INVESTMENT INCOME (LOSS)	23,366,681

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(29,312,101)
Futures	89,410

Net realized gain (loss)	(29,222,691)

Change in unrealized appreciation (depreciation) on:
Securities	73,540,743
Futures	(323,088)

Net change in unrealized appreciation (depreciation)	73,217,655

NET REALIZED AND UNREALIZED GAIN (LOSS)	43,994,964

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$67,361,645

See Notes to Financial Statements. 566

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$23,366,681	$55,546,762
Net realized gain (loss) on investments and futures	(29,222,691)	808,486
Net change in unrealized appreciation (depreciation) on investments and futures	73,217,655	(1,394,760,079)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	67,361,645	(1,338,404,831)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(27,040,248)
Class IB	—	(28,172,850)

	—	(55,213,098)

Distributions from net realized capital gains
Class IA	—	(13,774,596)
Class IB	—	(15,983,036)

	—	(29,757,632)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(84,970,730)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 4,676,995 and 11,042,614 shares, respectively ]	70,009,765	247,357,256
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,448,926 shares, respectively ]	—	40,814,844
Capital shares repurchased [ (4,520,129) and (9,529,509) shares, respectively ]	(65,921,995)	(204,212,731)

Total Class IA transactions	4,087,770	83,959,369

Class IB
Capital shares sold [ 9,531,392 and 11,859,411 shares, respectively ]	139,711,209	243,875,454
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,651,650 shares, respectively ]	—	44,155,886
Capital shares repurchased [ (7,559,477) and (17,978,918) shares, respectively ]	(109,481,286)	(387,683,122)

Total Class IB transactions	30,229,923	(99,651,782)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	34,317,693	(15,692,413)

TOTAL INCREASE (DECREASE) IN NET ASSETS	101,679,338	(1,439,067,974)
NET ASSETS:
Beginning of period	2,224,620,417	3,663,688,391

End of period (a)	$2,326,299,755	$2,224,620,417

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$23,596,798	$230,117

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $257,808,604)	$238,389,776
Receivable for securities sold	2,910,805
Receivable from Separate Accounts for Trust shares sold	2,452,725
Dividends, interest and other receivables	172,993
Other assets	5,107

Total assets	243,931,406

LIABILITIES
Payable for securities purchased	11,437,561
Investment management fees payable	120,692
Payable to Separate Accounts for Trust shares redeemed	86,367
Distribution fees payable - Class IB	46,236
Recoupment fees payable	39,058
Administrative fees payable	21,387
Accrued expenses	93,070

Total liabilities	11,844,371

NET ASSETS	$232,087,035

Net assets were comprised of:
Paid in capital	$255,029,407
Accumulated undistributed net investment income (loss)	431,553
Accumulated undistributed net realized gain (loss) on investments	(3,955,097)
Unrealized appreciation (depreciation) on investments	(19,418,828)

Net assets	$232,087,035

Class IA
Net asset value, offering and redemption price per share, $949,558 / 130,848 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.26

Class IB
Net asset value, offering and redemption price per share, $231,137,477 / 32,277,125 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.16

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends	$1,449,015
Interest	16,162

Total income	1,465,177

EXPENSES
Investment management fees	592,187
Distribution fees - Class IB	227,042
Administrative fees	107,941
Recoupment fees	59,210
Printing and mailing expenses	26,500
Professional fees	19,566
Custodian fees	6,661
Trustees’ fees	2,305
Miscellaneous	5,223

Gross expenses	1,046,635
Less: Fees paid indirectly	(13,986)

Net expenses	1,032,649

NET INVESTMENT INCOME (LOSS)	432,528

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	(3,043,284)
Net change in unrealized appreciation (depreciation) on securities	23,513,282

NET REALIZED AND UNREALIZED GAIN (LOSS)	20,469,998

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,902,526

See Notes to Financial Statements. 568

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$432,528	$1,016,564
Net realized gain (loss) on investments	(3,043,284)	(382,776)
Net change in unrealized appreciation (depreciation) on investments	23,513,282	(63,360,784)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	20,902,526	(62,726,996)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(3,176)
Class IB	—	(1,012,960)

	—	(1,016,136)

Distributions from net realized capital gains
Class IA	—	(8,420)
Class IB	—	(3,158,374)

	—	(3,166,794)

Return of capital
Class IA	—	(341)
Class IB	—	(131,030)

	—	(131,371)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(4,314,301)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 106,098 and 38,505 shares, respectively]	705,470	300,076
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,565 shares, respectively ]	—	11,937
Capital shares repurchased [ (34,113) and (38,163) shares, respectively ]	(214,075)	(287,190)

Total Class IA transactions	491,395	24,823

Class IB
Capital shares sold [ 10,573,143 and 9,238,093 shares, respectively]	70,549,316	71,790,359
Capital shares issued in reinvestment of dividends and distributions [ 0 and 569,244 shares, respectively ]	—	4,302,364
Capital shares repurchased [ (4,233,927) and (9,166,734) shares, respectively ]	(26,830,367)	(72,351,267)

Total Class IB transactions	43,718,949	3,741,456

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	44,210,344	3,766,279

TOTAL INCREASE (DECREASE) IN NET ASSETS	65,112,870	(63,275,018)
NET ASSETS:
Beginning of period	166,974,165	230,249,183

End of period (a)	$232,087,035	$166,974,165

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$431,553	$(975)

See Notes to Financial Statements. 569

EQ ADVISORS TRUST

EQ/FOCUS PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $1,624,641,381) (Securities on loan at market value $13,125,937)	$1,707,928,043
Foreign cash (Cost $1,546)	1,400
Receivable for securities sold	217,185,868
Dividends, interest and other receivables	2,241,596
Receivable from Separate Accounts for Trust shares sold	496,020
Other assets	37,142

Total assets	1,927,890,069

LIABILITIES
Payable for securities purchased	218,670,336
Payable for return of cash collateral on securities loaned	14,998,557
Payable to Separate Accounts for Trust shares redeemed	1,025,966
Investment management fees payable	832,182
Distribution fees payable - Class IB	339,384
Administrative fees payable	219,675
Variation margin payable on futures contracts	66,060
Accrued expenses	97,888

Total liabilities	236,250,048

NET ASSETS	$1,691,640,021

Net assets were comprised of:
Paid in capital	$2,529,927,537
Accumulated undistributed net investment income (loss)	11,315,598
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency translations	(932,646,332)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	83,043,218

Net assets	$1,691,640,021

Class IA
Net asset value, offering and redemption price per share, $59,077,371 / 5,480,076 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.78

Class IB
Net asset value, offering and redemption price per share, $1,632,562,650 / 152,726,104 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.69

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $5,739 foreign withholding tax)	$14,034,457
Securities lending (net)	2,614

Total income	14,037,071

EXPENSES
Investment management fees	5,832,652
Distribution fees - Class IB	1,882,658
Administrative fees	960,963
Printing and mailing expenses	235,271
Custodian fees	79,343
Professional fees	30,288
Trustees’ fees	21,435
Miscellaneous	43,431

Gross expenses	9,086,041
Less: Waiver from investment advisor	(587,849)
Fees paid indirectly	(1,364,007)

Net expenses	7,134,185

NET INVESTMENT INCOME (LOSS)	6,902,886

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(291,715,304)
Foreign currency transactions	(1,642)
Futures	(4,320,165)

Net realized gain (loss)	(296,037,111)

Change in unrealized appreciation (depreciation) on:
Securities	352,044,737
Foreign currency translations	158
Futures	(243,298)

Net change in unrealized appreciation (depreciation)	351,801,597

NET REALIZED AND UNREALIZED GAIN (LOSS)	55,764,486

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,667,372

See Notes to Financial Statements. 570

EQ ADVISORS TRUST

EQ/FOCUS PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,902,886	$22,563,499
Net realized gain (loss) on investments, futures, and foreign currency transactions	(296,037,111)	(629,012,531)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	351,801,597	(1,149,138,443)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	62,667,372	(1,755,587,475)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,654,023)
Class IB	—	(20,837,496)

	—	(22,491,519)

Distributions from net realized capital gains
Class IA	—	(17,383,945)
Class IB	—	(20,220,660)

	—	(37,604,605)

Return of capital
Class IA	—	(1,722,980)
Class IB	—	(2,765,117)

	—	(4,488,097)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(64,584,221)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 799,017 and 35,552,875 shares, respectively ]	8,011,703	554,703,790
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,385,007 shares, respectively ]	—	20,760,948
Capital shares repurchased [ (2,375,185) and (141,073,264) shares, respectively ]	(20,829,942)	(1,770,988,364)

Total Class IA transactions	(12,818,239)	(1,195,523,626)

Class IB
Capital shares sold [ 8,451,716 and 22,751,416 shares, respectively ]	81,807,779	329,718,661
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,503,391 shares, respectively ]	—	43,823,273
Capital shares repurchased [ (10,802,871) and (20,835,357) shares, respectively ]	(103,354,920)	(291,753,421)

Total Class IB transactions	(21,547,141)	81,788,513

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(34,365,380)	(1,113,735,113)

TOTAL INCREASE (DECREASE) IN NET ASSETS	28,301,992	(2,933,906,809)
NET ASSETS:
Beginning of period	1,663,338,029	4,597,244,838

End of period (a)	$1,691,640,021	$1,663,338,029

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$11,315,598	$4,412,712

See Notes to Financial Statements. 571

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $167,409,518)	$155,660,861
Cash	86,290
Receivable from Separate Accounts for Trust shares sold	579,953
Dividends, interest and other receivables	116,652
Receivable for securities sold	67,945
Other assets	2,782

Total assets	156,514,483

LIABILITIES
Payable for securities purchased	562,682
Investment management fees payable	114,819
Payable to Separate Accounts for Trust shares redeemed	31,204
Distribution fees payable - Class IB	30,499
Administrative fees payable	15,466
Accrued expenses	128,582

Total liabilities	883,252

NET ASSETS	$155,631,231

Net assets were comprised of:
Paid in capital	$178,001,058
Accumulated undistributed net investment income (loss)	(218,499)
Accumulated undistributed net realized gain (loss) on investments, and foreign currency translations	(10,402,243)
Unrealized appreciation (depreciation) on investments and foreign currency translations	(11,749,085)

Net assets	$155,631,231

Class IA
Net asset value, offering and redemption price per share, $6,939,090 / 645,126 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.76

Class IB
Net asset value, offering and redemption price per share, $148,692,141 / 13,823,525 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.76

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $13,780 foreign withholding tax)	$709,687
Interest	50,367

Total income	760,054

EXPENSES
Investment management fees	653,899
Distribution fees - Class IB	173,657
Administrative fees	89,091
Printing and mailing expenses	21,954
Professional fees	19,029
Custodian fees	7,649
Trustees’ fees	1,971
Miscellaneous	9,321

Gross expenses	976,571
Less: Fees paid indirectly	(14,070)

Net expenses	962,501

NET INVESTMENT INCOME (LOSS)	(202,447)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(8,726,325)
Foreign currency transactions	4,705

Net realized gain (loss)	(8,721,620)

Change in unrealized appreciation (depreciation) on:
Securities	18,733,616
Foreign currency translations	(643)

Net change in unrealized appreciation (depreciation)	18,732,973

NET REALIZED AND UNREALIZED GAIN (LOSS)	10,011,353

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,808,906

See Notes to Financial Statements. 572

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(202,447)	$763,471
Net realized gain (loss) on investments and foreign currency transactions	(8,721,620)	2,562,205
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	18,732,973	(27,175,048)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,808,906	(23,849,372)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(53,680)
Class IB	—	(783,402)

	—	(837,082)

Distributions from net realized capital gains
Class IA	—	(291,737)
Class IB	—	(6,075,183)

	—	(6,366,920)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(7,204,002)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 39,255 and 269,847 shares, respectively]	420,610	3,194,094
Capital shares issued in reinvestment of dividends and distributions [ 0 and 32,854 shares, respectively ]	—	345,417
Capital shares repurchased [ (46,437) and (543,280) shares, respectively ]	(470,156)	(6,378,761)

Total Class IA transactions	(49,546)	(2,839,250)

Class IB
Capital shares sold [ 2,329,262 and 4,528,044 shares, respectively]	23,724,366	52,385,165
Capital shares issued in reinvestment of dividends and distributions [ 0 and 650,737 shares, respectively ]	—	6,858,585
Capital shares repurchased [ (2,288,560) and (4,905,841) shares, respectively ]	(22,959,810)	(56,084,880)

Total Class IB transactions	764,556	3,158,870

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	715,010	319,620

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,523,916	(30,733,754)
NET ASSETS:
Beginning of period	145,107,315	175,841,069

End of period (a)	$155,631,231	$145,107,315

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(218,499)	$(16,052)

See Notes to Financial Statements. 573

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $30,089,802)	$18,572,830
Unaffiliated Issuers (Cost $1,288,822,816) (Securities on loan at market value $39,303,083)	1,114,263,483
Dividends, interest and other receivables	1,025,454
Receivable for securities sold	995,919
Receivable from Separate Accounts for Trust shares sold	668,353
Other assets	19,886

Total assets	1,135,545,925

LIABILITIES
Overdraft payable	15,890
Payable for return of cash collateral on securities loaned	40,677,492
Payable to Separate Accounts for Trust shares redeemed	2,114,137
Payable for securities purchased	1,618,745
Investment management fees payable	682,546
Distribution fees payable - Class IB	184,745
Administrative fees payable	94,647
Accrued expenses	205,149

Total liabilities	45,593,351

NET ASSETS	$1,089,952,574

Net assets were comprised of:
Paid in capital	$1,358,683,935
Accumulated undistributed net investment income (loss)	2,733,622
Accumulated undistributed net realized gain (loss) on investments, futures, and foreign currency translations	(85,388,953)
Unrealized appreciation (depreciation) on investments and foreign currency translations	(186,076,030)

Net assets	$1,089,952,574

Class IA
Net asset value, offering and redemption price per share, $199,322,884 / 8,450,738 shares outstanding (unlimited amount authorized: $0.01 par value)	$23.59

Class IB
Net asset value, offering and redemption price per share, $890,629,690 / 37,751,012 shares outstanding (unlimited amount authorized: $0.01 par value)	$23.59

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends ($201,465 of dividend income received from affiliates) (net of $36,187 foreign withholding tax)	$7,914,239
Interest	69,162
Securities lending (net)	290,449

Total income	8,273,850

EXPENSES
Investment management fees	3,926,973
Distribution fees - Class IB	953,387
Administrative fees	544,441
Printing and mailing expenses	154,965
Professional fees	26,133
Custodian fees	22,316
Trustees’ fees	14,507
Miscellaneous	18,629

Gross expenses	5,661,351
Less: Fees paid indirectly	(115,884)

Net expenses	5,545,467

NET INVESTMENT INCOME (LOSS)	2,728,383

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities ($1,405,507 of realized loss from affiliates)	(64,336,926)
Futures	(9,266,127)
Foreign currency transactions	(18,162)

Net realized gain (loss)	(73,621,215)

Change in unrealized appreciation (depreciation) on:
Securities	137,990,787
Futures	(2,380,833)
Foreign currency translations	(3,861)

Net change in unrealized appreciation (depreciation)	135,606,093

NET REALIZED AND UNREALIZED GAIN (LOSS)	61,984,878

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$64,713,261

See Notes to Financial Statements. 574

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,728,383	$9,368,962
Net realized gain (loss) on investments and futures and foreign currency transactions	(73,621,215)	13,354,644
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	135,606,093	(516,386,728)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	64,713,261	(493,663,122)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(4,218,797)
Class IB	—	(5,269,285)

	—	(9,488,082)

Distributions from net realized capital gains
Class IA	—	(17,468,110)
Class IB	—	(31,093,745)

	—	(48,561,855)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(58,049,937)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,514,710 and 11,058,984 shares, respectively]	30,135,470	311,604,785
Capital shares issued in reinvestment of dividends and distributions [ 0 and 906,959 shares, respectively ]	—	21,686,907
Capital shares repurchased [ (14,549,674) and (1,173,077) shares, respectively ]	(247,573,424)	(29,254,843)

Total Class IA transactions	(217,437,954)	304,036,849

Class IB
Capital shares sold [ 5,028,274 and 8,954,846 shares, respectively]	103,665,309	243,681,023
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,494,246 shares, respectively ]	—	36,363,030
Capital shares repurchased [ (3,163,883) and (6,272,464) shares, respectively ]	(64,101,234)	(168,132,534)

Total Class IB transactions	39,564,075	111,911,519

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(177,873,879)	415,948,368

TOTAL DECREASE IN NET ASSETS	(113,160,618)	(135,764,691)
NET ASSETS:
Beginning of period	1,203,113,192	1,338,877,883

End of period (a)	$1,089,952,574	$1,203,113,192

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,733,622	$5,239

See Notes to Financial Statements. 575

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $1,052,942,526)	$1,041,385,753
Foreign cash (Cost $4,103,239)	4,105,522
Cash	2,832,735
Receivable for securities sold	21,156,203
Dividends, interest and other receivables	11,215,693
Unrealized appreciation of forward foreign currency contracts	6,092,951
Receivable from Separate Accounts for Trust shares sold	862,826
Other assets	21,602

Total assets	1,087,673,285

LIABILITIES
Payable for securities purchased	76,119,812
Unrealized depreciation of forward foreign currency contracts	5,508,675
Investment management fees payable	447,413
Payable to Separate Accounts for Trust shares redeemed	414,315
Administrative fees payable	130,652
Distribution fees payable - Class IB	92,626
Accrued expenses	133,234

Total liabilities	82,846,727

NET ASSETS	$1,004,826,558

Net assets were comprised of:
Paid in capital	$1,114,333,995
Accumulated undistributed net investment income (loss)	(15,066,464)
Accumulated undistributed net realized gain (loss) on investments and foreign currency translations	(83,773,973)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(10,667,000)

Net assets	$1,004,826,558

Class IA
Net asset value, offering and redemption price per share, $548,798,643 / 58,534,193 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.38

Class IB
Net asset value, offering and redemption price per share, $456,027,915 / 48,728,902 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.36

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Interest (net of $55,421 foreign withholding tax).	$20,990,838

EXPENSES
Investment management fees	3,118,810
Administrative fees	599,771
Distribution fees - Class IB	570,027
Custodian fees	158,684
Printing and mailing expenses	121,767
Professional fees	25,391
Trustees’ fees	13,206
Miscellaneous	24,815

Total expenses	4,632,471

NET INVESTMENT INCOME (LOSS)	16,358,367

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(15,692,850)
Foreign currency transactions	(69,158,026)

Net realized gain (loss)	(84,850,876)

Change in unrealized appreciation (depreciation) on:
Securities	86,170,404
Foreign currency translations	(37,581,715)

Net change in unrealized appreciation (depreciation)	48,588,689

NET REALIZED AND UNREALIZED GAIN (LOSS)	(36,262,187)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(19,903,820)

See Notes to Financial Statements. 576

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,358,367	$43,045,960
Net realized gain (loss) on investments and foreign currency transactions	(84,850,876)	99,262,834
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	48,588,689	(107,701,104)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(19,903,820)	34,607,690

DIVIDENDS:
Dividends from net investment income
Class IA	—	(90,205,302)
Class IB	—	(84,645,754)

	—	(174,851,056)

TOTAL DIVIDENDS	—	(174,851,056)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 6,593,914 and 24,888,311 shares, respectively ]	60,483,473	276,241,530
Capital shares issued in reinvestment of dividends [ 0 and 9,141,429 shares, respectively ]	—	90,205,302
Capital shares repurchased [ (1,596,227) and (36,606,270) shares, respectively ]	(14,724,550)	(390,435,167)

Total Class IA transactions	45,758,923	(23,988,335)

Class IB
Capital shares sold [ 6,835,241 and 40,970,750 shares, respectively ]	63,005,675	460,480,928
Capital shares issued in reinvestment of dividends [ 0 and 8,597,095 shares, respectively ]	—	84,645,754
Capital shares repurchased [ (9,705,155) and (19,791,182) shares, respectively ]	(88,890,414)	(215,058,505)

Total Class IB transactions	(25,884,739)	330,068,177

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	19,874,184	306,079,842

TOTAL INCREASE (DECREASE) IN NET ASSETS	(29,636)	165,836,476
NET ASSETS:
Beginning of period	1,004,856,194	839,019,718

End of period (a)	$1,004,826,558	$1,004,856,194

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(15,066,464)	$(31,424,831)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $1,724,237,398) (Securities on loan at market value $19,778,383)	$1,897,696,293
Foreign cash (Cost $27,897,592)	27,874,640
Cash	7,380,036
Cash held as collateral at broker	5,744,256
Foreign cash held as collateral at broker	415,578
Dividends, interest and other receivables	5,690,960
Receivable for securities sold	2,688,543
Receivable from Separate Accounts for Trust shares sold	2,394,240
Unrealized appreciation of forward foreign currency contracts	314,411
Other assets	24,387

Total assets	1,950,223,344

LIABILITIES
Payable for return of cash collateral on securities loaned	22,480,245
Payable for securities purchased	5,724,464
Accrued India taxes	1,928,092
Payable to Separate Accounts for Trust shares redeemed	1,160,008
Investment management fees payable	1,143,034
Variation margin payable on futures contracts	326,445
Distribution fees payable - Class IB	302,917
Administrative fees payable	247,637
Unrealized depreciation of forward foreign currency contracts	133,232
Accrued expenses	2,270,522

Total liabilities	35,716,596

NET ASSETS	$1,914,506,748

Net assets were comprised of:
Paid in capital	$2,734,087,656
Accumulated undistributed net investment income (loss)	10,782,184
Accumulated undistributed net realized gain (loss) on investments, futures, and foreign currency translations	(1,000,407,962)
Net unrealized appreciation (depreciation) on investments, futures, and foreign currency translations (net of India tax of $2,590,577 on unrealized depreciation on investments)	170,044,870

Net assets	$1,914,506,748

Class IA
Net asset value, offering and redemption price per share, $442,055,436 / 47,563,902 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.29

Class IB
Net asset value, offering and redemption price per share, $1,472,451,312 / 159,187,865 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.25

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,256,659 foreign withholding tax)	$21,911,012
Interest	11,103
Securities lending (net)	98,552

Total income	22,020,667

EXPENSES
Investment management fees	7,622,280
Custodian fees	2,245,081
Distribution fees - Class IB	1,525,563
Administrative fees	982,108
Printing and mailing expenses	226,979
Professional fees	32,706
Trustees’ fees	19,919
Miscellaneous	45,527

Gross expenses	12,700,163
Less: Fees paid indirectly	(1,321,481)

Net expenses	11,378,682

NET INVESTMENT INCOME (LOSS)	10,641,985

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities (net of India tax of $(64,946) on realized gain on investments)	(656,759,118)
Foreign currency transactions	1,036,468
Futures	1,744,451

Net realized gain (loss)	(653,978,199)

Change in unrealized appreciation (depreciation) on:
Securities (net of India tax of $3,253,063 on unrealized appreciation on investments)	972,663,974
Foreign currency translations	(434,409)
Futures	(1,060,139)

Net change in unrealized appreciation (depreciation)	971,169,426

NET REALIZED AND UNREALIZED GAIN (LOSS)	317,191,227

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$327,833,212

See Notes to Financial Statements. 578

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,641,985	$12,623,757
Net realized gain (loss) on investments, futures, and foreign currency transactions	(653,978,199)	(353,038,155)
Net change in unrealized appreciation (depreciation) on investments, futures, and foreign currency translations	971,169,426	(1,787,189,453)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	327,833,212	(2,127,603,851)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,580,469)
Class IB	—	(2,979,353)

	—	(4,559,822)

Distributions from net realized capital gains
Class IA	—	(42,589,693)
Class IB	—	(105,601,141)

	—	(148,190,834)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(152,750,656)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 8,334,613 and 21,040,878 shares, respectively ]	66,420,559	304,367,859
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,230,348 shares, respectively ]	—	44,170,162
Capital shares repurchased [ (1,331,574) and (37,616,188) shares, respectively ]	(10,212,534)	(461,733,272)

Total Class IA transactions	56,208,025	(113,195,251)

Class IB
Capital shares sold [ 23,493,217 and 38,222,297 shares, respectively ]	189,471,271	515,817,699
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,927,517 shares, respectively ]	—	108,580,494
Capital shares repurchased [ (17,490,215) and (43,994,138) shares, respectively ]	(136,340,104)	(607,934,768)

Total Class IB transactions	53,131,167	16,463,425

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	109,339,192	(96,731,826)

TOTAL INCREASE (DECREASE) IN NET ASSETS	437,172,404	(2,377,086,333)
NET ASSETS:
Beginning of period	1,477,334,344	3,854,420,677

End of period (a)	$1,914,506,748	$1,477,334,344

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$10,782,184	$140,199

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $59,650,896)	$59,218,509
Receivable for forward commitments	27,548,844
Receivable for securities sold	20,957,132
Dividends, interest and other receivables	310,338
Receivable from Separate Accounts for Trust shares sold	13,152
Other assets	6,063

Total assets	108,054,038

LIABILITIES
Overdraft payable	8,924,996
Payable for forward commitments	21,631,528
Payable for securities purchased	18,881,626
Securities Sold Short (Proceeds $3,533,416)	3,542,599
Payable to Separate Accounts for Trust shares redeemed	533,770
Investment management fees payable	22,592
Administrative fees payable	7,070
Recoupment fees payable	5,095
Trustees fees payable	316
Accrued expenses	120,898

Total liabilities	53,670,490

NET ASSETS	$54,383,548

Net assets were comprised of:
Paid in capital	$54,725,403
Accumulated undistributed net investment income (loss)	934,082
Accumulated undistributed net realized gain (loss) on investments and securities sold short	(834,367)
Unrealized appreciation (depreciation) on investments and securities sold short	(441,570)

Net assets	$54,383,548

Class IA
Net asset value, offering and redemption price per share, $54,383,548 / 4,959,351 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.97

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Interest	$1,137,718

EXPENSES
Investment management fees	143,192
Administrative fees	44,128
Professional fees	19,175
Custodian fees	9,732
Printing and mailing expenses	8,917
Trustees’ fees	815
Miscellaneous	3,494

Gross expenses	229,453
Less: Waiver from investment advisor	(14,633)

Net expenses	214,820

NET INVESTMENT INCOME (LOSS)	922,898

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(1,058,035)
Securities sold short	(77,881)

Net realized gain (loss)	(1,135,916)

Change in unrealized appreciation (depreciation) on:
Securities	735,494
Securities sold short	536

Net change in unrealized appreciation (depreciation)	736,030

NET REALIZED AND UNREALIZED GAIN (LOSS)	(399,886)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$523,012

See Notes to Financial Statements. 580

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$922,898	$2,540,499
Net realized gain (loss) on investments and securities sold short	(1,135,916)	1,562,671
Net change in unrealized appreciation (depreciation) on investments and securities sold short	736,030	(1,814,248)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	523,012	2,288,922

DIVIDENDS:
Dividends from net investment income
Class IA	—	(2,567,696)

TOTAL DISTRIBUTIONS	—	(2,567,696)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 225,537 and 491,712 shares, respectively ]	2,445,723	5,479,210
Capital shares issued in reinvestment of distributions [ 0 and 236,983 shares, respectively ]	—	2,567,696
Capital shares repurchased [ (863,606) and (1,946,295) shares, respectively ]	(9,368,587)	(21,662,682)

Total Class IA transactions	(6,922,864)	(13,615,776)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,922,864)	(13,615,776)

TOTAL DECREASE IN NET ASSETS	(6,399,852)	(13,894,550)
NET ASSETS:
Beginning of period	60,783,400	74,677,950

End of period (a)	$54,383,548	$60,783,400

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$934,082	$11,184

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $1,793,129,439) (Securities on loan at market value $33,275,173)	$1,756,771,691
Receivable for securities sold	15,334,914
Dividends, interest and other receivables	10,508,894
Receivable from Separate Accounts for Trust shares sold	1,357,134
Other assets	38,533

Total assets	1,784,011,166

LIABILITIES
Payable for return of cash collateral on securities loaned	33,949,402
Payable for securities purchased	32,235,285
Payable to Separate Accounts for Trust shares redeemed	534,075
Investment management fees payable	490,585
Administrative fees payable	145,298
Distribution fees payable - Class IB	110,616
Accrued expenses	151,597

Total liabilities	67,616,858

NET ASSETS	$1,716,394,308

Net assets were comprised of:
Paid in capital	$1,765,578,714
Accumulated undistributed net investment income (loss)	8,994,813
Accumulated undistributed net realized gain (loss) on investments	(21,821,471)
Unrealized appreciation (depreciation) on investments	(36,357,748)

Net assets	$1,716,394,308

Class IA
Net asset value, offering and redemption price per share, $1,177,808,057 / 122,329,189 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.63

Class IB
Net asset value, offering and redemption price per share, $538,586,251 / 56,336,848 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.56

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Interest	$11,544,621
Dividends	1,448,248
Securities lending (net)	2,552

Total income	12,995,421

EXPENSES
Investment management fees	2,352,494
Administrative fees	701,718
Distribution fees - Class IB	675,176
Printing and mailing expenses	197,116
Professional fees	33,442
Trustees’ fees	15,072
Custodian fees	1,353
Miscellaneous	14,880

Total expenses	3,991,251

NET INVESTMENT INCOME (LOSS)	9,004,170

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	(9,945,925)
Net change in unrealized appreciation (depreciation) on securities	(29,033,531)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(38,979,456)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(29,975,286)

See Notes to Financial Statements. 582

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,004,170	$26,517,240
Net realized gain (loss) on investments	(9,945,925)	17,430,846
Net change in unrealized depreciation on investments	(29,033,531)	(19,072,961)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(29,975,286)	24,875,125

DIVIDENDS:
Dividends from net investment income
Class IA	—	(8,083,411)
Class IB	—	(17,860,648)

TOTAL DIVIDENDS	—	(25,944,059)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 103,554,467 and 6,882,021 shares, respectively ]	1,005,596,116	68,849,764
Capital shares issued in reinvestment of dividends [ 0 and 814,547 shares, respectively ]	—	8,083,411
Capital shares repurchased [ (4,792,183) and (7,159,521) shares, respectively ]	(46,484,067)	(71,636,041)

Total Class IA transactions	959,112,049	5,297,134

Class IB
Capital shares sold [ 13,489,651 and 29,336,698 shares, respectively ]	130,321,671	291,634,234
Capital shares issued in reinvestment of dividends [ 0 and 1,810,216 shares, respectively ]	—	17,860,648
Capital shares repurchased [ (13,811,778) and (22,352,875) shares, respectively ]	(133,391,091)	(221,999,197)

Total Class IB transactions	(3,069,420)	87,495,685

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	956,042,629	92,792,819

TOTAL INCREASE IN NET ASSETS	926,067,343	91,723,885
NET ASSETS:
Beginning of period	790,326,965	698,603,080

End of period (a)	$1,716,394,308	$790,326,965

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$8,994,813	$(9,357)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $2,375,252,578)	$1,880,661,890
Foreign cash (Cost $16,895,164)	16,959,204
Cash	148,514
Cash held as collateral at broker	1,741,026
Dividends, interest and other receivables	4,745,062
Receivable from Separate Accounts for Trust shares sold	1,901,612
Unrealized appreciation of forward foreign currency contracts	1,130,133
Receivable for securities sold	35,392
Other assets	19,488

Total assets	1,907,342,321

LIABILITIES
Payable for securities purchased	2,502,647
Investment management fees payable	941,400
Administrative fees payable	249,952
Payable to Separate Accounts for Trust shares redeemed	231,701
Variation margin payable on futures contracts	224,744
Distribution fees payable - Class IB	156,399
Recoupment fees payable	43,422
Accrued expenses	471,069

Total liabilities	4,821,334

NET ASSETS	$1,902,520,987

Net assets were comprised of:
Paid in capital	$2,736,128,954
Accumulated undistributed net investment income (loss)	25,580,494
Accumulated undistributed net realized gain (loss) on investments, futures, and foreign currency translations	(365,173,575)
Net unrealized appreciation (depreciation) on investments, futures, and foreign currency translations	(494,014,886)

Net assets	$1,902,520,987

Class IA
Net asset value, offering and redemption price per share, $1,151,337,267 / 153,348,780 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.51

Class IB
Net asset value, offering and redemption price per share, $751,183,720 / 100,117,172 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.50

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,249,838 foreign withholding tax)	$33,721,689
Interest	68,952
Securities lending (net)	209,393

Total income	34,000,034

EXPENSES
Investment management fees	5,200,110
Administrative fees	1,369,455
Distribution fees - Class IB	806,204
Custodian fees	538,346
Printing and mailing expenses	259,132
Professional fees	37,638
Trustees’ fees	23,781
Miscellaneous	44,696

Gross expenses	8,279,362
Less: Waiver from investment advisor	(111,929)
Fees paid indirectly	(95,059)

Net expenses	8,072,374

NET INVESTMENT INCOME (LOSS)	25,927,660

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(338,307,949)
Foreign currency transactions	(502,246)
Futures	4,568,673

Net realized gain (loss)	(334,241,522)

Change in unrealized appreciation (depreciation) on:
Securities	444,375,769
Foreign currency translations	1,616,574
Futures	(1,139,229)

Net change in unrealized appreciation (depreciation)	444,853,114

NET REALIZED AND UNREALIZED GAIN (LOSS)	110,611,592

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$136,539,252

See Notes to Financial Statements. 584

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$25,927,660	$41,632,700
Net realized gain (loss) on investments, futures, and foreign currency transactions	(334,241,522)	(30,810,231)
Net change in unrealized appreciation (depreciation) on investments, futures, and foreign currency translations	444,853,114	(1,116,787,412)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	136,539,252	(1,105,964,943)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(27,748,906)
Class IB	—	(13,334,184)

	—	(41,083,090)

Distributions from net realized capital gains
Class IA	—	(13,338,956)
Class IB	—	(14,517,629)

	—	(27,856,585)

Return of capital
Class IA	—	(1,553,725)
Class IB	—	(1,513,847)

	—	(3,067,572)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(72,007,247)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 16,779,415 and 129,162,216 shares, respectively ]	106,611,153	1,165,740,827
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,306,832 shares, respectively ]	—	42,641,587
Capital shares repurchased [ (47,383,013) and (7,250,160) shares, respectively ]	(273,430,831)	(68,492,328)

Total Class IA transactions	(166,819,678)	1,139,890,086

Class IB
Capital shares sold [ 10,680,549 and 19,136,764 shares, respectively ]	71,582,226	198,377,611
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,315,146 shares, respectively ]	—	29,365,660
Capital shares repurchased [ (7,838,268) and (18,634,931) shares, respectively ]	(50,231,642)	(195,009,066)

Total Class IB transactions	21,350,584	32,734,205

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(145,469,094)	1,172,624,291

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,929,842)	(5,347,899)
NET ASSETS:
Beginning of period	1,911,450,829	1,916,798,728

End of period (a)	$1,902,520,987	$1,911,450,829

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$25,580,494	$(347,166)

See Notes to Financial Statements. 585

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $553,804,519)	$582,068,808
Foreign cash (Cost $33,264)	33,162
Receivable for securities sold	7,637,661
Dividends, interest and other receivables	1,739,370
Receivable from Separate Accounts for Trust shares sold	259,521
Other assets	10,300

Total assets	591,748,822

LIABILITIES
Overdraft payable	2,257
Payable for securities purchased	10,187,307
Investment management fees payable	408,293
Payable to Separate Accounts for Trust shares redeemed	212,318
Distribution fees payable - Class IB	58,846
Administrative fees payable	51,413
Accrued expenses	90,669

Total liabilities	11,011,103

NET ASSETS	$580,737,719

Net assets were comprised of:
Paid in capital	$636,496,617
Accumulated undistributed net investment income (loss)	6,637,221
Accumulated undistributed net realized gain (loss) on investments and foreign currency translations	(90,719,806)
Unrealized appreciation (depreciation) on investments and foreign currency translations	28,323,687

Net assets	$580,737,719

Class IA
Net asset value, offering and redemption price per share, $297,070,179 / 64,550,835 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.60

Class IB
Net asset value, offering and redemption price per share, $283,667,540 / 61,612,238 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.60

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,113,206 foreign withholding tax)	$9,067,606
Interest	13,701

Total income	9,081,307

EXPENSES
Investment management fees	1,740,397
Distribution fees - Class IB	301,946
Administrative fees	224,149
Custodian fees	191,549
Printing and mailing expenses	57,309
Professional fees	20,633
Trustees’ fees	4,430
Miscellaneous	12,487

Total expenses	2,552,900

NET INVESTMENT INCOME (LOSS)	6,528,407

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(38,103,936)
Foreign currency transactions	111,899

Net realized gain (loss)	(37,992,037)

Change in unrealized appreciation (depreciation) on:
Securities	121,530,715
Foreign currency translations	44,354

Net change in unrealized appreciation (depreciation)	121,575,069

NET REALIZED AND UNREALIZED GAIN (LOSS)	83,583,032

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$90,111,439

See Notes to Financial Statements. 586

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,528,407	$3,506,672
Net realized gain (loss) on investments and foreign currency transactions	(37,992,037)	(51,846,355)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	121,575,069	(122,417,631)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	90,111,439	(170,757,314)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(321,450)
Class IB	—	(3,269,584)

	—	(3,591,034)

Distributions from net realized capital gains
Class IB	—	(6,616,234)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(10,207,268)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 60,358,836 and 5,822,867 shares, respectively ]	214,860,866	30,080,338
Capital shares issued in reinvestment of dividends and distributions [ 0 and 75,859 shares, respectively ]	—	321,450
Capital shares repurchased [ (1,102,448) and (604,279) shares, respectively ]	(4,492,067)	(2,626,040)

Total Class IA transactions	210,368,799	27,775,748

Class IB
Capital shares sold [ 11,375,522 and 27,298,942 shares, respectively]	45,991,098	169,323,402
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,809,097 shares, respectively ]	—	9,885,818
Capital shares repurchased [ (7,647,061) and (21,106,662) shares, respectively ]	(30,754,403)	(122,283,722)

Total Class IB transactions	15,236,695	56,925,498

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	225,605,494	84,701,246

TOTAL INCREASE (DECREASE) IN NET ASSETS	315,716,933	(96,263,336)
NET ASSETS:
Beginning of period	265,020,786	361,284,122

End of period (a)	$580,737,719	$265,020,786

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$6,637,221	$108,814

See Notes to Financial Statements. 587

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $324,048,887)	$303,739,475
Cash	831
Receivable for securities sold	19,613,745
Dividends, interest and other receivables	399,229
Receivable from Separate Accounts for Trust shares sold	120,504
Other assets	6,772

Total assets	323,880,556

LIABILITIES
Payable for securities purchased	20,871,486
Payable to Separate Accounts for Trust shares redeemed	219,093
Investment management fees payable	147,715
Distribution fees payable - Class IB	59,034
Administrative fees payable	27,912
Accrued expenses	158,083

Total liabilities	21,483,323

NET ASSETS	$302,397,233

Net assets were comprised of:
Paid in capital	$512,804,844
Accumulated undistributed net investment income (loss)	3,914,281
Accumulated undistributed net realized gain (loss) on investments	(194,012,480)
Unrealized appreciation (depreciation) on investments	(20,309,412)

Net assets	$302,397,233

Class IA
Net asset value, offering and redemption price per share, $16,462,497 / 2,281,850 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.21

Class IB
Net asset value, offering and redemption price per share, $285,934,736 / 39,573,252 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.23

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends	$5,203,882
Interest	930

Total income	5,204,812

EXPENSES
Investment management fees	822,475
Distribution fees - Class IB	324,638
Administrative fees	154,894
Printing and mailing expenses	41,046
Professional fees	21,379
Custodian fees	19,139
Trustees’ fees	3,746
Miscellaneous	8,250

Gross expenses	1,395,567
Less: Waiver from investment advisor	(42,262)

Net expenses	1,353,305

NET INVESTMENT INCOME (LOSS)	3,851,507

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	(74,761,949)
Net change in unrealized appreciation (depreciation) on securities	88,905,484

NET REALIZED AND UNREALIZED GAIN (LOSS)	14,143,535

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,995,042

See Notes to Financial Statements. 588

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,851,507	$7,969,757
Net realized gain (loss) on investments	(74,761,949)	(116,565,906)
Net change in unrealized appreciation (depreciation) on investments	88,905,484	(102,762,242)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,995,042	(211,358,391)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(435,611)
Class IB	—	(7,446,563)

	—	(7,882,174)

Distributions from net realized capital gains
Class IA	—	(219,730)
Class IB	—	(4,460,391)

	—	(4,680,121)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(12,562,295)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 210,735 and 2,172,501 shares, respectively ]	1,377,676	23,069,522
Capital shares issued in reinvestment of dividends and distributions [ 0 and 88,783 shares, respectively ]	—	655,341
Capital shares repurchased [ (169,060) and (183,646) shares, respectively ]	(1,089,014)	(1,527,922)

Total Class IA transactions	288,662	22,196,941

Class IB
Capital shares sold [ 1,690,068 and 3,162,194 shares, respectively]	10,795,146	30,287,138
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,588,378 shares, respectively ]	—	11,906,954
Capital shares repurchased [ (3,813,509) and (11,049,341) shares, respectively ]	(24,157,041)	(104,404,071)

Total Class IB transactions	(13,361,895)	(62,209,979)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(13,073,233)	(40,013,038)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,921,809	(263,933,724)
NET ASSETS:
Beginning of period	297,475,424	561,409,148

End of period (a)	$302,397,233	$297,475,424

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$3,914,281	$62,774

See Notes to Financial Statements. 589

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $2,207,612,448)	$2,272,844,734
Cash	1,403,250
Receivable for securities sold	3,162,639
Dividends, interest and other receivables	2,342,799
Receivable from Separate Accounts for Trust shares sold	895,984
Other assets	13,455

Total assets	2,280,662,861

LIABILITIES
Payable for securities purchased	15,696,347
Investment management fees payable	952,334
Administrative fees payable	291,592
Recoupment fees payable	260,644
Variation margin payable on futures contracts	206,055
Payable to Separate Accounts for Trust shares redeemed	86,987
Distribution fees payable - Class IB	32,851
Accrued expenses	212,030

Total liabilities	17,738,840

NET ASSETS	$2,262,924,021

Net assets were comprised of:
Paid in capital	$2,280,810,079
Accumulated undistributed net investment income (loss)	15,259,702
Accumulated undistributed net realized gain (loss) on investments and futures	(97,573,971)
Net unrealized appreciation (depreciation) on investments, futures, and foreign currency translations	64,428,211

Net assets	$2,262,924,021

Class IA
Net asset value, offering and redemption price per share, $2,104,167,736 / 356,433,950 shares outstanding (unlimited amount authorized: $0.01 par value)	$5 .90

Class IB
Net asset value, offering and redemption price per share, $158,756,285 / 26,913,054 shares outstanding (unlimited amount authorized: $0.01 par value)	$5 .90

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends	$21,750,146
Interest	1,799

Total income	21,751,945

EXPENSES
Investment management fees	4,374,278
Administrative fees	1,386,798
Recoupment fees	457,812
Printing and mailing expenses	253,674
Distribution fees - Class IB	179,493
Professional fees	36,128
Custodian fees	21,894
Trustees’ fees	20,976
Miscellaneous	16,649

Gross expenses	6,747,702
Less: Fees paid indirectly	(249,906)

Net expenses	6,497,796

NET INVESTMENT INCOME (LOSS)	15,254,149

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(52,076,660)
Futures	3,281,654

Net realized gain (loss)	(48,795,006)

Change in unrealized appreciation (depreciation) on:
Securities	236,466,984
Foreign currency translations	(2,070)
Futures	(1,110,606)

Net change in unrealized appreciation (depreciation)	235,354,308

NET REALIZED AND UNREALIZED GAIN (LOSS)	186,559,302

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$201,813,451

See Notes to Financial Statements. 590

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,254,149	$9,281,361
Net realized gain (loss) on investments, futures and foreign currency transactions	(48,795,006)	(48,278,367)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	235,354,308	(170,914,225)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	201,813,451	(209,911,231)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(8,556,662)
Class IB	—	(758,616)

TOTAL DIVIDENDS	—	(9,315,278)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 156,308,691 and 204,363,928 shares, respectively ]	773,407,128	1,278,326,821
Capital shares issued in reinvestment of dividends [ 0 and 1,512,981 shares, respectively ]	—	8,556,662
Capital shares repurchased [ (3,840,373) and (1,943,936) shares, respectively ]	(19,786,322)	(11,752,137)

Total Class IA transactions	753,620,806	1,275,131,346

Class IB
Capital shares sold [ 2,969,550 and 3,127,144 shares, respectively ]	15,832,532	23,536,741
Capital shares issued in reinvestment of dividends [ 0 and 134,072 shares, respectively ]	—	758,616
Capital shares repurchased [ (2,982,274) and (7,590,200) shares, respectively ]	(15,626,591)	(57,389,925)

Total Class IB transactions	205,941	(33,094,568)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	753,826,747	1,242,036,778

TOTAL INCREASE (DECREASE) IN NET ASSETS	955,640,198	1,022,810,269
NET ASSETS:
Beginning of period	1,307,283,823	284,473,554

End of period (a)	$2,262,924,021	$1,307,283,823

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$15,259,702	$5,553

See Notes to Financial Statements. 591

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $2,121,647,414)	$2,467,392,360
Receivable for securities sold	453,037,734
Dividends, interest and other receivables	2,929,742
Receivable from Separate Accounts for Trust shares sold	1,025,636
Other assets	32,786

Total assets	2,924,418,258

LIABILITIES
Overdraft payable	92,512
Payable for securities purchased	435,714,902
Investment management fees payable	728,564
Payable to Separate Accounts for Trust shares redeemed	395,711
Administrative fees payable	214,584
Variation margin payable on futures contracts	192,233
Distribution fees payable - Class IB	98,996
Accrued expenses	72,102

Total liabilities	437,509,604

NET ASSETS	$2,486,908,654

Net assets were comprised of:
Paid in capital	$2,603,183,973
Accumulated undistributed net investment income (loss)	10,297,724
Accumulated undistributed net realized gain (loss) on investments and futures	(472,218,089)
Unrealized appreciation (depreciation) on investments and futures	345,645,046

Net assets	$2,486,908,654

Class IA
Net asset value, offering and redemption price per share, $2,009,100,972 / 318,475,389 shares outstanding (unlimited amount authorized: $0.01 par value)	$6 .31

Class IB
Net asset value, offering and redemption price per share, $477,807,682 / 77,420,399 shares outstanding (unlimited amount authorized: $0.01 par value)	$6 .17

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends	$14,633,121
Interest	23
Securities lending (net)	6,659

Total income	14,639,803

EXPENSES
Investment management fees	2,768,921
Administrative fees	823,509
Distribution fees - Class IB	544,368
Printing and mailing expenses	211,743
Professional fees	28,942
Trustees’ fees	13,617
Custodian fees	12,397
Miscellaneous	17,953

Gross expenses	4,421,450
Less: Fees paid indirectly	(1,354)

Net expenses	4,420,096

NET INVESTMENT INCOME (LOSS)	10,219,707

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	105,911,331
Futures	(152,072)

Net realized gain (loss)	105,759,259

Change in unrealized appreciation (depreciation) on:
Securities	337,869,547
Futures	(106,272)

Net change in unrealized appreciation (depreciation)	337,763,275

NET REALIZED AND UNREALIZED GAIN (LOSS)	443,522,534

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$453,742,241

See Notes to Financial Statements. 592

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,219,707	$974,123
Net realized gain (loss) on investments and futures	105,759,259	(170,067,504)
Net change in unrealized appreciation (depreciation) on investments and futures	337,763,275	(100,560,435)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	453,742,241	(269,653,816)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(24,400)
Class IB	—	(857,691)

TOTAL DIVIDENDS	—	(882,091)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 330,187,077 and 272,067 shares, respectively ]	1,675,242,689	2,017,135
Capital shares issued in reinvestment of dividends [ 0 and 4,465 shares, respectively ]	—	24,400
Capital shares repurchased [ (12,691,731) and (128,273) shares, respectively ]	(79,889,639)	(897,822)

Total Class IA transactions	1,595,353,050	1,143,713

Class IB
Capital shares sold [ 4,691,774 and 11,320,665 shares, respectively ]	26,335,154	82,108,375
Capital shares issued in reinvestment of dividends [ 0 and 160,209 shares, respectively ]	—	857,691
Capital shares repurchased [ (7,553,715) and (17,283,736) shares, respectively ]	(40,893,173)	(123,122,356)

Total Class IB transactions	(14,558,019)	(40,156,290)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,580,795,031	(39,012,577)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,034,537,272	(309,548,484)
NET ASSETS:
Beginning of period	452,371,382	761,919,866

End of period (a)	$2,486,908,654	$452,371,382

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$10,297,724	$78,017

See Notes to Financial Statements. 593

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $1,677,141,058)	$1,797,346,600
Receivable for securities sold	221,835,201
Dividends, interest and other receivables	2,027,011
Receivable from Separate Accounts for Trust shares sold	1,178,293
Other assets	23,558

Total assets	2,022,410,663

LIABILITIES
Overdraft payable	42,742
Payable for securities purchased	213,908,932
Payable to Separate Accounts for Trust shares redeemed	6,593,131
Investment management fees payable	761,602
Administrative fees payable	239,807
Distribution fees payable - Class IB	118,789
Variation margin payable on futures contracts	57,965
Accrued expenses	443,271

Total liabilities	222,166,239

NET ASSETS	$1,800,244,424

Net assets were comprised of:
Paid in capital	$3,046,680,555
Accumulated undistributed net investment income (loss)	11,328,794
Accumulated undistributed net realized gain (loss) on investments, futures	(1,377,734,599)
Net unrealized appreciation (depreciation) on investments, futures, and foreign currency translations	119,969,674

Net assets	$1,800,244,424

Class IA
Net asset value, offering and redemption price per share, $1,227,814,863 / 98,851,166 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.42

Class IB
Net asset value, offering and redemption price per share, $572,429,561 / 47,571,500 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.03

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,141 foreign withholding tax)	$19,056,771
Interest	1,037

Total income	19,057,808

EXPENSES
Investment management fees	5,304,039
Administrative fees	1,683,931
Distribution fees - Class IB	651,604
Printing and mailing expenses	337,294
Recoupment fees	216,862
Professional fees	42,807
Trustees’ fees	33,918
Custodian fees	19,835
Miscellaneous	20,998

Gross expenses	8,311,288
Less: Fees paid indirectly	(48,899)

Net expenses	8,262,389

NET INVESTMENT INCOME (LOSS)	10,795,419

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(594,938,131)
Futures	(3,503,752)

Net realized gain (loss)	(598,441,883)

Change in unrealized appreciation (depreciation) on:
Securities	600,583,855
Foreign currency translations	(12)
Futures	(901,443)

Net change in unrealized appreciation (depreciation)	599,682,400

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,240,517

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,035,936

See Notes to Financial Statements. 594

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,795,419	$10,412,126
Net realized gain (loss) on investments and futures	(598,441,883)	(133,911,721)
Net change in unrealized appreciation (depreciation) on investments, futures, and foreign currency translations	599,682,400	(544,900,663)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,035,936	(668,400,258)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(9,026,992)
Class IB	—	(833,865)

TOTAL DIVIDENDS	—	(9,860,857)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 13,784,372 and 215,386,800 shares, respectively ]	152,346,403	2,764,803,769
Capital shares issued in reinvestment of dividends [ 0 and 797,123 shares, respectively ]	—	9,026,992
Capital shares repurchased [ (127,649,088) and (3,874,910) shares, respectively ]	(1,294,168,041)	(49,533,001)

Total Class IA transactions	(1,141,821,638)	2,724,297,760

Class IB
Capital shares sold [ 2,737,327 and 6,653,829 shares, respectively ]	29,838,401	102,687,894
Capital shares issued in reinvestment of dividends [ 0 and 71,889 shares, respectively ]	—	833,865
Capital shares repurchased [ (4,261,503) and (12,738,036) shares, respectively ]	(45,403,187)	(189,366,873)

Total Class IB transactions	(15,564,786)	(85,845,114)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,157,386,424)	2,638,452,646

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,145,350,488)	1,960,191,531
NET ASSETS:
Beginning of period	2,945,594,912	985,403,381

End of period (a)	$1,800,244,424	$2,945,594,912

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$11,328,794	$533,375

See Notes to Financial Statements. 595

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $895,216,145)	$954,214,809
Cash	2,072,146
Receivable for securities sold	185,420,368
Dividends, interest and other receivables	1,526,788
Receivable from Separate Accounts for Trust shares sold	537,666
Other assets	13,374

Total assets	1,143,785,151

LIABILITIES
Payable for securities purchased	185,766,348
Investment management fees payable	275,176
Administrative fees payable	82,598
Variation margin payable on futures contracts	71,847
Payable to Separate Accounts for Trust shares redeemed	39,308
Distribution fees payable - Class IB	20,944
Accrued expenses	81,231

Total liabilities	186,337,452

NET ASSETS	$957,447,699

Net assets were comprised of:
Paid in capital	$1,005,859,702
Accumulated undistributed net investment income (loss)	4,740,897
Accumulated undistributed net realized gain (loss) on investments, futures	(112,079,175)
Unrealized appreciation (depreciation) on investments and futures	58,926,275

Net assets	$957,447,699

Class IA
Net asset value, offering and redemption price per share, $856,504,383 / 207,548,573 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.13

Class IB
Net asset value, offering and redemption price per share, $100,943,316 / 24,571,031 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.11

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends	$5,862,268
Interest	415

Total income	5,862,683
EXPENSES
Investment management fees	715,406
Administrative fees	223,722
Distribution fees - Class IB	109,863
Printing and mailing expenses	45,038
Professional fees	20,459
Custodian fees	17,567
Trustees’ fees	2,900
Miscellaneous	4,329

Gross expenses	1,139,284
Less: Fees paid indirectly	(11,452)

Net expenses	1,127,832

NET INVESTMENT INCOME (LOSS)	4,734,851

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	21,674,147
Futures	858,163

Net realized gain (loss)	22,532,310

Change in unrealized appreciation (depreciation) on:
Securities	52,236,136
Futures	(120,538)

Net change in unrealized appreciation (depreciation)	52,115,598

NET REALIZED AND UNREALIZED GAIN (LOSS)	74,647,908

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$79,382,759

See Notes to Financial Statements. 596

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,734,851	$2,068,368
Net realized gain (loss) on investments and futures	22,532,310	(134,239,678)
Net change in unrealized appreciation on investments and futures	52,115,598	13,427,799

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	79,382,759	(118,743,511)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(29,603)
Class IB	—	(2,030,783)

	—	(2,060,386)

Distributions from net realized capital gains
Class IA	—	(39,603)
Class IB	—	(4,078,807)

	—	(4,118,410)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(6,178,796)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 208,253,066 and 220,748 shares, respectively ]	778,751,372	1,565,604
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,441 shares, respectively ]	—	69,206
Capital shares repurchased [ (983,951) and (74,451) shares, respectively ]	(3,842,792)	(471,427)

Total Class IA transactions	774,908,580	1,163,383

Class IB
Capital shares sold [ 6,188,168 and 5,763,870 shares, respectively ]	23,113,506	40,159,723
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,045,594 shares, respectively ]	—	6,109,590
Capital shares repurchased [ (2,310,873) and (6,826,475) shares, respectively ]	(8,745,573)	(48,032,418)

Total Class IB transactions	14,367,933	(1,763,105)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	789,276,513	(599,722)

TOTAL INCREASE (DECREASE) IN NET ASSETS	868,659,272	(125,522,029)
NET ASSETS:
Beginning of period	88,788,427	214,310,456

End of period (a)	$957,447,699	$88,788,427

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,740,897	$6,046

See Notes to Financial Statements. 597

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $4,304,304,675) (Securities on loan at market value $62,073,257)	$3,765,293,907
Cash	5,237,744
Receivable for securities sold	515,489,892
Dividends, interest and other receivables	6,274,934
Receivable from Separate Accounts for Trust shares sold	1,048,922
Other assets	78,076

Total assets	4,293,423,475

LIABILITIES
Payable for securities purchased	511,065,801
Payable for return of cash collateral on securities loaned	65,633,805
Payable to Separate Accounts for Trust shares redeemed	1,806,280
Investment management fees payable	1,453,773
Recoupment fees payable	776,599
Administrative fees payable	470,963
Distribution fees payable - Class IB	298,934
Variation margin payable on futures contracts	62,230
Accrued expenses	154,672

Total liabilities	581,723,057

NET ASSETS	$3,711,700,418

Net assets were comprised of:
Paid in capital	$6,065,782,952
Accumulated undistributed net investment income (loss)	36,994,857
Accumulated undistributed net realized gain (loss) on investments and futures	(1,852,000,119)
Net unrealized appreciation (depreciation) on investments and futures	(539,077,272)

Net assets	$3,711,700,418

Class IA
Net asset value, offering and redemption price per share, $2,278,894,238 / 299,573,034 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.61

Class IB
Net asset value, offering and redemption price per share, $1,432,806,180 / 189,264,415 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.57

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $26,397 foreign withholding tax)	$48,517,745
Securities lending (net)	1,152,789

Total income	49,670,534

EXPENSES
Investment management fees	7,241,127
Administrative fees	2,311,492
Distribution fees - Class IB	1,697,425
Recoupment fees	1,144,757
Printing and mailing expenses	439,400
Professional fees	39,836
Trustees’ fees	38,078
Custodian fees	37,192
Miscellaneous	41,190

Gross expenses	12,990,497
Less: Fees paid indirectly	(119,093)

Net expenses	12,871,404

NET INVESTMENT INCOME (LOSS)	36,799,130

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(344,239,264)
Futures	(445,846)

Net realized gain (loss)	(344,685,110)

Change in unrealized appreciation (depreciation) on:
Securities	427,262,978
Futures	(346,872)

Net change in unrealized appreciation (depreciation)	426,916,106

NET REALIZED AND UNREALIZED GAIN (LOSS)	82,230,996

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$119,030,126

See Notes to Financial Statements. 598

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$36,799,130	$126,375,880
Net realized gain (loss) on investments and futures	(344,685,110)	(1,494,561,252)
Net change in unrealized appreciation (depreciation) on investments and futures	426,916,106	(1,365,610,992)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	119,030,126	(2,733,796,364)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(58,082,167)
Class IB	—	(67,974,208)

TOTAL DIVIDENDS	—	(126,056,375)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 146,266,466 and 18,219,861 shares, respectively ]	923,733,535	223,280,557
Capital shares issued in reinvestment of dividends [ 0 and 7,499,813 shares, respectively ]	—	58,082,167
Capital shares repurchased [ (8,445,959) and (128,309,262) shares, respectively ]	(57,910,094)	(1,298,120,020)

Total Class IA transactions	865,823,441	(1,016,757,296)

Class IB
Capital shares sold [ 3,242,761 and 7,602,057 shares, respectively ]	22,381,388	86,054,187
Capital shares issued in reinvestment of dividends [ 0 and 8,808,465 shares, respectively ]	—	67,974,208
Capital shares repurchased [ (14,939,213) and (47,641,795) shares, respectively ]	(102,557,914)	(551,810,930)

Total Class IB transactions	(80,176,526)	(397,782,535)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	785,646,915	(1,414,539,831)

TOTAL INCREASE (DECREASE) IN NET ASSETS	904,677,041	(4,274,392,570)
NET ASSETS:
Beginning of period	2,807,023,377	7,081,415,947

End of period (a)	$3,711,700,418	$2,807,023,377

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$36,994,857	$195,727

See Notes to Financial Statements. 599

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $285,797,419) (Securities on loan at market value $30,861,755)	$270,515,400
Cash	156,375
Dividends, interest and other receivables	2,697,726
Receivable for securities sold	674,465
Receivable from Separate Accounts for Trust shares sold	34,849
Other assets	3,870

Total assets	274,082,685

LIABILITIES
Payable for return of cash collateral on securities loaned	32,236,381
Reverse repurchase agreements at value	11,253,296
Payable for securities purchased	604,525
Payable to Separate Accounts for Trust shares redeemed	313,923
Payable for forward commitments	125,100
Investment management fees payable	95,648
Distribution fees payable - Class IB	35,525
Administrative fees payable	21,147
Accrued expenses	211,196

Total liabilities	44,896,741

NET ASSETS	$229,185,944

Net assets were comprised of:
Paid in capital	$357,533,209
Accumulated undistributed net investment income (loss)	16,288,034
Accumulated undistributed net realized gain (loss) on investments	(129,353,280)
Unrealized appreciation (depreciation) on investments	(15,282,019)

Net assets	$229,185,944

Class IA
Net asset value, offering and redemption price per share, $50,854,267 / 3,941,654 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.90

Class IB
Net asset value, offering and redemption price per share, $178,331,677 / 13,835,195 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.89

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Interest	$17,416,000
Securities lending (net)	149,407

Total income	17,565,407

EXPENSES
Investment management fees	1,276,934
Administrative fees	333,182
Distribution fees - Class IB	210,511
Printing and mailing expenses	109,223
Custodian fees	33,254
Professional fees	24,210
Trustees’ fees	12,577
Miscellaneous	23,224

Total expenses	2,023,115

NET INVESTMENT INCOME (LOSS)	15,542,292

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	(116,104,861)
Net change in unrealized appreciation (depreciation) on securities	(14,098,143)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(130,203,004)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(114,660,712)

See Notes to Financial Statements. 600

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,542,292	$70,680,095
Net realized gain (loss) on investments	(116,104,861)	4,980,613
Net change in unrealized depreciation on investments	(14,098,143)	(24,782,139)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(114,660,712)	50,878,569

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(61,616,837)
Class IB	—	(8,822,303)

	—	(70,439,140)

Distributions from net realized capital gains
Class IA	—	(6,654,728)
Class IB	—	(1,000,279)

	—	(7,655,007)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(78,094,147)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [3,267,217 and 30,575,762 shares, respectively]	42,301,276	412,357,015
Capital shares issued in reinvestment of dividends and distributions [0 and 5,100,049 shares, respectively]	—	68,271,565
Capital shares repurchased [(87,336,358) and (29,282,225) shares, respectively]	(1,079,792,900)	(376,578,515)

Total Class IA transactions	(1,037,491,624)	104,050,065

Class IB
Capital shares sold [3,991,466 and 7,466,339 shares, respectively]	50,588,571	99,194,192
Capital shares issued in reinvestment of dividends and distributions [0 and 733,242 shares, respectively]	—	9,822,582
Capital shares repurchased [(2,915,014) and (6,238,338) shares, respectively]	(36,536,933)	(83,491,602)

Total Class IB transactions	14,051,638	25,525,172

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,023,439,986)	129,575,237

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,138,100,698)	102,359,659
NET ASSETS:
Beginning of period	1,367,286,642	1,264,926,983

End of period (a)	$229,185,944	$1,367,286,642

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$16,288,034	$745,742

See Notes to Financial Statements. 601

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH & INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $154,789,639)	$142,652,217
Cash	729
Receivable for securities sold	1,542,642
Receivable from Separate Accounts for Trust shares sold	133,005
Dividends, interest and other receivables	87,458
Other assets	5,711

Total assets	144,421,762

LIABILITIES
Payable for securities purchased	552,255
Payable to Separate Accounts for Trust shares redeemed	96,525
Investment management fees payable	67,660
Distribution fees payable - Class IB	23,789
Administrative fees payable	14,538
Accrued expenses	101,987

Total liabilities	856,754

NET ASSETS	$143,565,008

Net assets were comprised of:
Paid in capital	$217,434,073
Accumulated undistributed net investment income (loss)	770,855
Accumulated undistributed net realized gain (loss) on investments	(62,502,498)
Unrealized appreciation (depreciation) on investments	(12,137,422)

Net assets	$143,565,008

Class IA
Net asset value, offering and redemption price per share, $28,155,062 / 3,776,112 shares outstanding (unlimited amount authorized: $0.01 par value)	$7 .46

Class IB
Net asset value, offering and redemption price per share, $115,409,946 / 15,479,317 shares outstanding (unlimited amount authorized: $0.01 par value)	$7 .46

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends	$1,357,682
Interest	17

Total income	1,357,699

EXPENSES
Investment management fees	414,215
Distribution fees - Class IB	126,682
Administrative fees	80,023
Professional fees	19,321
Printing and mailing expenses	19,169
Custodian fees	6,758
Trustees’ fees	1,731
Miscellaneous	4,034

Gross expenses	671,933
Less: Waiver from investment advisor	(66,905)
Fees paid indirectly	(18,637)

Net expenses	586,391

NET INVESTMENT INCOME (LOSS)	771,308

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	(32,712,981)
Net change in unrealized appreciation (depreciation) on securities	31,281,142

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,431,839)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(660,531)

See Notes to Financial Statements. 602

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH & INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$771,308	$2,827,862
Net realized gain (loss) on investments	(32,712,981)	(29,619,912)
Net change in unrealized appreciation (depreciation) on investments	31,281,142	(55,916,326)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(660,531)	(82,708,376)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(714,364)
Class IB	—	(2,166,871)

	—	(2,881,235)

Distributions from net realized capital gains
Class IA	—	(119,731)
Class IB	—	(355,457)

	—	(475,188)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(3,356,423)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [244,770 and 256,657 shares, respectively]	1,668,602	2,636,966
Capital shares issued in reinvestment of dividends and distributions [0 and 107,086 shares, respectively]	—	834,095
Capital shares repurchased [(590,519) and (1,626,911) shares, respectively]	(3,884,309)	(16,260,401)

Total Class IA transactions	(2,215,707)	(12,789,340)

Class IB
Capital shares sold [3,175,121 and 3,168,888 shares, respectively]	21,080,585	31,565,898
Capital shares issued in reinvestment of dividends and distributions [0 and 323,744 shares, respectively]	—	2,522,328
Capital shares repurchased [(1,943,382) and (3,461,994) shares, respectively]	(13,057,537)	(35,119,650)

Total Class IB transactions	8,023,048	(1,031,424)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,807,341	(13,820,764)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,146,810	(99,885,563)
NET ASSETS:
Beginning of period	138,418,198	238,303,761

End of period (a)	$143,565,008	$138,418,198

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$770,855	$(453)

See Notes to Financial Statements. 603

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $156,238,495)	$149,859,831
Cash	74
Receivable for securities sold	371,963
Receivable from Separate Accounts for Trust shares sold	211,025
Dividends, interest and other receivables	127,755
Other assets	3,653

Total assets	150,574,301

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	104,213
Investment management fees payable	70,544
Distribution fees payable - Class IB	29,941
Administrative fees payable	14,990
Accrued expenses	79,859

Total liabilities	299,547

NET ASSETS	$150,274,754

Net assets were comprised of:
Paid in capital	$172,754,333
Accumulated undistributed net investment income (loss)	679,364
Accumulated undistributed net realized gain (loss) on investments	(16,780,279)
Unrealized appreciation (depreciation) on investments	(6,378,664)

Net assets	$150,274,754

Class IA
Net asset value, offering and redemption price per share, $3,861,633 / 429,432 shares outstanding (unlimited amount authorized: $0.01 par value)	$8 .99

Class IB
Net asset value, offering and redemption price per share, $146,413,121 / 16,283,820 shares outstanding (unlimited amount authorized: $0.01 par value)	$8 .99

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,455 foreign withholding tax)	$1,276,120

EXPENSES
Investment management fees	396,064
Distribution fees - Class IB	148,326
Administrative fees	77,124
Professional fees	19,257
Printing and mailing expenses	17,855
Custodian fees	7,027
Trustees’ fees	1,534
Miscellaneous	4,138

Gross expenses	671,325
Less: Waiver from investment advisor	(65,697)
Fees paid indirectly	(9,016)

Net expenses	596,612

NET INVESTMENT INCOME (LOSS)	679,508

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	(10,036,749)
Net change in unrealized appreciation (depreciation) on securities	18,989,068

NET REALIZED AND UNREALIZED GAIN (LOSS)	8,952,319

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,631,827

See Notes to Financial Statements. 604

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$679,508	$1,289,119
Net realized gain (loss) on investments	(10,036,749)	(6,521,294)
Net change in unrealized appreciation (depreciation) on investments	18,989,068	(33,447,648)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,631,827	(38,679,823)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(44,206)
Class IB	—	(1,254,041)

	—	(1,298,247)

Distributions from net realized capital gains
Class IA	—	(17,877)
Class IB	—	(694,046)

	—	(711,923)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(2,010,170)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [204,579 and 325,885 shares, respectively]	1,699,459	3,484,778
Capital shares issued in reinvestment of dividends and distributions [0 and 6,789 shares, respectively]	—	62,083
Capital shares repurchased [(115,202) and (92,869) shares, respectively]	(973,313)	(938,955)

Total Class IA transactions	726,146	2,607,906

Class IB
Capital shares sold [6,698,384 and 8,405,321 shares, respectively]	54,602,368	90,045,499
Capital shares issued in reinvestment of dividends and distributions [0 and 208,897 shares, respectively]	—	1,948,087
Capital shares repurchased [(2,225,994) and (4,084,811) shares, respectively]	(18,413,744)	(43,196,507)

Total Class IB transactions	36,188,624	48,797,079

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	36,914,770	51,404,985

TOTAL INCREASE IN NET ASSETS	46,546,597	10,714,992
NET ASSETS:
Beginning of period	103,728,157	93,013,165

End of period (a)	$150,274,754	$103,728,157

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$679,364	$(144)

See Notes to Financial Statements. 605

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $246,986,513)	$247,056,092
Receivable for securities sold	3,539,997
Dividends, interest and other receivables	198,751
Receivable from Separate Accounts for Trust shares sold	56,052
Other assets	6,321

Total assets	250,857,213

LIABILITIES
Payable for securities purchased	2,359,834
Payable to Separate Accounts for Trust shares redeemed	827,113
Investment management fees payable	131,368
Distribution fees payable - Class IB	43,626
Administrative fees payable	23,575
Accrued expenses	94,895

Total liabilities	3,480,411

NET ASSETS	$247,376,802

Net assets were comprised of:
Paid in capital	$436,091,385
Accumulated undistributed net investment income (loss)	1,289,898
Accumulated undistributed net realized gain (loss) on investments	(190,074,060)
Unrealized appreciation (depreciation) on investments	69,579

Net assets	$247,376,802

Class IA
Net asset value, offering and redemption price per share, $38,449,642 / 5,676,242 shares outstanding (unlimited amount authorized: $0.01 par value)	$6 .77

Class IB
Net asset value, offering and redemption price per share, $208,927,160 / 30,850,622 shares outstanding (unlimited amount authorized: $0.01 par value)	$6 .77

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends	$2,414,656
Securities lending (net)	22,173

Total income	2,436,829

EXPENSES
Investment management fees	822,476
Distribution fees - Class IB	246,340
Administrative fees	134,890
Printing and mailing expenses	35,141
Professional fees	20,067
Custodian fees	16,222
Trustees’ fees	3,205
Miscellaneous	6,581

Gross expenses	1,284,922
Less: Waiver from investment advisor	(98,595)
Fees paid indirectly	(40,177)

Net expenses	1,146,150

NET INVESTMENT INCOME (LOSS)	1,290,679

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	(142,041,293)
Net change in unrealized appreciation (depreciation) on securities	139,255,401

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,785,892)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,495,213)

See Notes to Financial Statements. 606

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,290,679	$5,229,603
Net realized gain (loss) on investments	(142,041,293)	(47,354,036)
Net change in unrealized appreciation (depreciation) on investments	139,255,401	(124,446,577)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(1,495,213)	(166,571,010)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(968,116)
Class IB	—	(4,317,970)

	—	(5,286,086)

Distributions from net realized capital gains
Class IA	—	(1,872,213)
Class IB	—	(8,210,009)

	—	(10,082,222)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(15,368,308)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [370,860 and 1,246,912 shares, respectively]	2,301,323	12,178,692
Capital shares issued in reinvestment of dividends and distributions [0 and 345,066 shares, respectively]	—	2,840,329
Capital shares repurchased [(1,037,140) and (2,543,866) shares, respectively]	(6,531,866)	(23,208,189)

Total Class IA transactions	(4,230,543)	(8,189,168)

Class IB
Capital shares sold [1,849,955 and 7,252,713 shares, respectively]	11,784,225	67,685,478
Capital shares issued in reinvestment of dividends and distributions [0 and 1,524,029 shares, respectively]	—	12,527,979
Capital shares repurchased [(3,014,732) and (5,991,902) shares, respectively]	(18,233,581)	(55,823,683)

Total Class IB transactions	(6,449,356)	24,389,774

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,679,899)	16,200,606

TOTAL DECREASE IN NET ASSETS	(12,175,112)	(165,738,712)
NET ASSETS:
Beginning of period	259,551,914	425,290,626

End of period (a)	$247,376,802	$259,551,914

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,289,898	$(781)

See Notes to Financial Statements. 607

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $1,093,756,287) (Securities on loan at market value $32,010,537)	$1,264,438,978
Foreign cash (Cost $599,851)	659,904
Receivable for securities sold	19,216,660
Dividends, interest and other receivables	1,268,398
Receivable from Separate Accounts for Trust shares sold	1,116,361
Other assets	26,272

Total assets	1,286,726,573

LIABILITIES
Overdraft payable	139,635
Payable for return of cash collateral on securities loaned	34,132,243
Payable for securities purchased	16,883,531
Payable to Separate Accounts for Trust shares redeemed	594,416
Investment management fees payable	270,597
Distribution fees payable - Class IB	178,147
Administrative fees payable	106,649
Variation margin payable on futures contracts	89,600
Accrued expenses	78,470

Total liabilities	52,473,288

NET ASSETS	$1,234,253,285

Net assets were comprised of:
Paid in capital	$1,840,804,212
Accumulated undistributed net investment income (loss)	5,421,233
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency translations	(781,876,912)
Unrealized appreciation (depreciation) on investments, futures and foreign currency translations	169,904,752

Net assets	$1,234,253,285

Class IA
Net asset value, offering and redemption price per share, $374,248,801 / 69,315,738 shares outstanding (unlimited amount authorized: $0.01 par value)	$5 .40

Class IB
Net asset value, offering and redemption price per share, $860,004,484 / 161,683,995 shares outstanding (unlimited amount authorized: $0.01 par value)	$5 .32

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends	$9,311,205
Interest	7,212
Securities lending (net)	227,214

Total income	9,545,631

EXPENSES
Investment management fees	1,735,245
Distribution fees - Class IB	961,927
Administrative fees	521,398
Custodian fees	144,229
Printing and mailing expenses	142,756
Professional fees	26,068
Trustees’ fees	11,923
Miscellaneous	18,028

Gross expenses	3,561,574
Less: Fees paid indirectly	(136,681)

Net expenses	3,424,893

NET INVESTMENT INCOME (LOSS)	6,120,738

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	4,784,770
Futures	3,703,581
Foreign currency transactions	(182,557)

Net realized gain (loss)	8,305,794

Change in unrealized appreciation (depreciation) on:
Securities	130,507,371
Futures	(1,807,181)
Foreign currency translations	(949,827)

Net change in unrealized appreciation (depreciation)	127,750,363

NET REALIZED AND UNREALIZED GAIN (LOSS)	136,056,157

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$142,176,895

See Notes to Financial Statements. 608

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,120,738	$12,192,262
Net realized gain (loss) on investments, futures and foreign currency transactions	8,305,794	(781,765,697)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	127,750,363	(40,068,684)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	142,176,895	(809,642,119)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(639,343)
Class IB	—	(10,968,500)

	—	(11,607,843)

Distributions from net realized capital gains
Class IA	—	(672,266)
Class IB	—	(13,539,663)

	—	(14,211,929)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(25,819,772)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [62,533,525 and 2,603,173 shares, respectively]	260,398,000	22,691,678
Capital shares issued in reinvestment of dividends and distributions [0 and 208,437 shares, \ respectively]	—	1,311,609
Capital shares repurchased [(1,044,642) and (1,263,045) shares, respectively]	(5,047,607)	(9,494,837)

Total Class IA transactions	255,350,393	14,508,450

Class IB
Capital shares sold [12,231,785 and 19,466,772 shares, respectively]	58,336,197	143,910,686
Capital shares issued in reinvestment of dividends and distributions [0 and 3,864,911 shares, respectively]	—	24,508,163
Capital shares repurchased [(10,621,727) and (25,087,871) shares, respectively]	(49,523,106)	(194,171,867)

Total Class IB transactions	8,813,091	(25,753,018)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	264,163,484	(11,244,568)

TOTAL INCREASE (DECREASE) IN NET ASSETS	406,340,379	(846,706,459)
NET ASSETS:
Beginning of period	827,912,906	1,674,619,365

End of period (a)	$1,234,253,285	$827,912,906

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,421,233	$(699,505)

See Notes to Financial Statements. 609

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $1,339,430,601) (Securities on loan at market value $61,815,690)	$933,354,559
Foreign cash (Cost $49)	48
Cash	2,161
Receivable for securities sold	140,167,252
Dividends, interest and other receivables	1,510,520
Receivable from Separate Accounts for Trust shares sold	329,214
Other assets	17,647

Total assets	1,075,381,401

LIABILITIES
Payable for securities purchased	138,662,369
Payable for return of cash collateral on securities loaned	67,810,890
Payable to Separate Accounts for Trust shares redeemed	452,606
Investment management fees payable	400,055
Distribution fees payable - Class IB	176,001
Administrative fees payable	119,551
Recoupment fees payable	79,338
Variation margin payable on futures contracts	44,600
Accrued expenses	201,462

Total liabilities	207,946,872

NET ASSETS	$867,434,529

Net assets were comprised of:
Paid in capital	$1,644,429,592
Accumulated undistributed net investment income (loss)	7,149,739
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency translations	(377,792,583)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(406,352,219)

Net assets	$867,434,529

Class IA
Net asset value, offering and redemption price per share, $19,673,198 / 3,025,949 shares outstanding (unlimited amount authorized: $0.01 par value)	$6 .50

Class IB
Net asset value, offering and redemption price per share, $847,761,331 / 132,124,188 shares outstanding (unlimited amount authorized: $0.01 par value)	$6 .42

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $11,986 foreign withholding tax)	$10,512,768
Interest	15,935
Securities lending (net)	581,716

Total income	11,110,419

EXPENSES
Investment management fees	2,176,323
Distribution fees - Class IB	967,141
Administrative fees	662,963
Recoupment fees	133,238
Printing and mailing expenses	117,791
Professional fees	32,002
Trustees’ fees	10,694
Custodian fees	10,128
Miscellaneous	19,472

Gross expenses	4,129,752
Less: Fees paid indirectly	(27,048)

Net expenses	4,102,704

NET INVESTMENT INCOME (LOSS)	7,007,715

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(190,201,607)
Foreign currency transactions	(29,059)
Futures	1,335,788

Net realized gain (loss)	(188,894,878)

Change in unrealized appreciation (depreciation) on:
Securities	222,323,466
Foreign currency translations	(327)
Futures	(614,998)

Net change in unrealized appreciation (depreciation)	221,708,141

NET REALIZED AND UNREALIZED GAIN (LOSS)	32,813,263

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,820,978

See Notes to Financial Statements. 610

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,007,715	$17,508,555
Net realized gain (loss) on investments, futures and foreign currency transactions	(188,894,878)	(172,240,260)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	221,708,141	(450,012,217)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	39,820,978	(604,743,922)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(436,477)
Class IB	—	(17,753,048)

TOTAL DIVIDENDS	—	(18,189,525)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [254,444 and 967,759 shares, respectively]	1,834,359	8,654,092
Capital shares issued in reinvestment of dividends [0 and 72,024 shares, respectively]	—	436,477
Capital shares repurchased [(262,984) and (582,647) shares, respectively]	(1,553,031)	(4,773,305)

Total Class IA transactions	281,328	4,317,264

Class IB
Capital shares sold [4,993,817 and 7,562,456 shares, respectively]	27,614,940	64,510,032
Capital shares issued in reinvestment of dividends [0 and 2,967,557 shares, respectively]	—	17,753,048
Capital shares repurchased [(10,380,534) and (35,092,114) shares, respectively]	(57,804,128)	(304,614,020)

Total Class IB transactions	(30,189,188)	(222,350,940)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(29,907,860)	(218,033,676)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,913,118	(840,967,123)
NET ASSETS:
Beginning of period	857,521,411	1,698,488,534

End of period (a)	$867,434,529	$857,521,411

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$7,149,739	$142,024

See Notes to Financial Statements. 611

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

ASSETS
Investments at value (Amortized Cost $2,407,991,963)	$2,407,991,963
Dividends, interest and other receivables	383,566
Other assets	62,809

Total assets	2,408,438,338

LIABILITIES
Distribution fees payable - Class IB	343,923
Administrative fees payable	71,332
Accrued expenses	462,542

Total liabilities	877,797

NET ASSETS	$2,407,560,541

Net assets were comprised of:
Paid in capital	$2,407,760,843
Accumulated undistributed net investment income (loss)	(131,884)
Accumulated undistributed net realized gain (loss) on investments	(68,418)

Net assets	$2,407,560,541

Class IA
Net asset value, offering and redemption price per share, $784,494,327 / 784,464,353 shares outstanding (unlimited amount authorized: $0.01 par value)	$1 .00

Class IB
Net asset value, offering and redemption price per share, $1,623,066,214 / 1,623,011,840 shares outstanding (unlimited amount authorized: $0.01 par value)	$1 .00

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Interest	$5,730,927
EXPENSES
Investment management fees	4,837,793
Distribution fees - Class IB	2,267,051
Administrative fees	1,636,167
Printing and mailing expenses	513,768
Trustees’ fees	49,018
Professional fees	44,228
Custodian fees	33,089
Miscellaneous	361,198

Gross expenses	9,742,312
Less: Waiver from investment advisor	(5,506,326)

Net expenses	4,235,986

NET INVESTMENT INCOME (LOSS)	1,494,941

REALIZED GAIN (LOSS)
Net realized gain (loss) on securities	(417)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,494,524

See Notes to Financial Statements. 612

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,494,941	$52,454,182
Net realized gain (loss) on investments	(417)	288

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,494,524	52,454,470

DIVIDENDS:
Dividends from net investment income
Class IA	(1,608,708)	(22,301,403)
Class IB	—	(30,326,494)

	(1,608,708)	(52,627,897)

TOTAL DIVIDENDS	(1,608,708)	(52,627,897)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [231,311,056 and 1,619,532,963 shares, respectively]	231,320,053	1,619,601,905
Capital shares issued in reinvestment of dividends [1,608,708 and 22,301,403 shares, respectively]	1,608,708	22,301,403
Capital shares repurchased [(1,485,870,540) and (473,784,652) shares, respectively]	(1,485,927,531)	(473,801,877)

Total Class IA transactions	(1,252,998,770)	1,168,101,431

Class IB
Capital shares sold [830,017,252 and 2,099,073,217 shares, respectively]	830,045,857	2,099,441,595
Capital shares issued in reinvestment of dividends [0 and 30,326,494 shares, respectively]	—	30,326,494
Capital shares repurchased [(1,135,563,277) and (1,399,898,197) shares, respectively]	(1,135,602,440)	(1,400,142,937)

Total Class IB transactions	(305,556,583)	729,625,152

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,558,555,353)	1,897,726,583

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,558,669,537)	1,897,553,156
NET ASSETS:
Beginning of period	3,966,230,078	2,068,676,922

End of period (a)	$2,407,560,541	$3,966,230,078

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(131,884)	$(18,117)

See Notes to Financial Statements. 613

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $352,825,413)	$326,367,127
Dividends, interest and other receivables	329,430
Receivable from Separate Accounts for Trust shares sold	173,761
Other assets	7,099

Total assets	326,877,417

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	1,892,798
Payable for securities purchased	755,368
Investment management fees payable	203,026
Distribution fees payable - Class IB	66,204
Administrative fees payable	30,050
Recoupment fees payable	6,831
Accrued expenses	95,658

Total liabilities	3,049,935

NET ASSETS	$323,827,482

Net assets were comprised of:
Paid in capital	$424,334,074
Accumulated undistributed net investment income (loss)	740,229
Accumulated undistributed net realized gain (loss) on investments	(74,788,535)
Unrealized appreciation (depreciation) on investments	(26,458,286)

Net assets	$323,827,482

Class IA
Net asset value, offering and redemption price per share, $7,307,824 / 1,532,303 shares outstanding (unlimited amount authorized: $0.01 par value)	$4 .77

Class IB
Net asset value, offering and redemption price per share, $316,519,658 / 66,282,187 shares outstanding (unlimited amount authorized: $0.01 par value)	$4 .78

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends	$2,419,955
Interest	9,323

Total income	2,429,278

EXPENSES
Investment management fees	1,111,128
Distribution fees - Class IB	362,715
Administrative fees	166,208
Printing and mailing expenses	44,269
Professional fees	20,126
Custodian fees	12,867
Recoupment fees	7,279
Trustees’ fees	3,998
Miscellaneous	6,425

Gross expenses	1,735,015
Less: Fees paid indirectly	(46,695)

Net expenses	1,688,320

NET INVESTMENT INCOME (LOSS)	740,958

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	(21,428,572)
Net change in unrealized appreciation (depreciation) on securities	45,940,399

NET REALIZED AND UNREALIZED GAIN (LOSS)	24,511,827

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,252,785

See Notes to Financial Statements. 614

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$740,958	$771,481
Net realized gain (loss) on investments	(21,428,572)	(3,928,590)
Net change in unrealized appreciation (depreciation) on investments	45,940,399	(139,445,044)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	25,252,785	(142,602,153)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(29,883)
Class IB	—	(746,807)

TOTAL DISTRIBUTIONS	—	(776,690)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [461,141 and 2,558,463 shares, respectively]	2,035,386	15,198,066
Capital shares issued in reinvestment of distributions [0 and 6,800 shares, respectively]	—	29,883
Capital shares repurchased [(272,709) and (3,609,751) shares, respectively]	(1,167,864)	(20,148,187)

Total Class IA transactions	867,522	(4,920,238)

Class IB
Capital shares sold [9,049,481 and 36,136,673 shares, respectively]	39,311,224	208,588,457
Capital shares issued in reinvestment of distributions [0 and 169,671 shares, respectively]	—	746,807
Capital shares repurchased [(9,993,995) and (21,640,499) shares, respectively]	(43,281,531)	(120,486,315)

Total Class IB transactions	(3,970,307)	88,848,949

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,102,785)	83,928,711

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,150,000	(59,450,132)
NET ASSETS:
Beginning of period	301,677,482	361,127,614

End of period (a)	$323,827,482	$301,677,482

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$740,229	$(729)

See Notes to Financial Statements. 615

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $172,526,309)	$135,277,219
Receivable from Separate Accounts for Trust shares sold	217,409
Dividends, interest and other receivables	194,505
Receivable for securities sold	4,154
Other assets	632

Total assets	135,693,919

LIABILITIES
Payable for securities purchased	1,545,635
Investment management fees payable	98,229
Accrued India taxes	87,663
Payable to Separate Accounts for Trust shares redeemed	73,453
Distribution fees payable - Class IB	26,714
Administrative fees payable	13,589
Accrued expenses	261,864

Total liabilities	2,107,147

NET ASSETS	$133,586,772

Net assets were comprised of:
Paid in capital	$189,798,822
Accumulated undistributed net investment income (loss)	995,589
Accumulated undistributed net realized gain (loss) on investments and foreign currency translations	(19,898,465)
Unrealized appreciation (depreciation) on investments and foreign currency translations (net of India tax of $66,333 on unrealized depreciation on investments)	(37,309,174)

Net assets	$133,586,772

Class IA
Net asset value, offering and redemption price per share, $2,811,431 / 375,202 shares outstanding (unlimited amount authorized: $0.01 par value)	$7 .49

Class IB
Net asset value, offering and redemption price per share, $130,775,341 / 17,476,645 shares outstanding (unlimited amount authorized: $0.01 par value)	$7 .48

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $180,885 foreign withholding tax)	$1,745,434
Interest	1,581

Total income	1,747,015

EXPENSES
Investment management fees	520,066
Distribution fees - Class IB	133,974
Administrative fees	70,820
Professional fees	20,347
Custodian fees	19,123
Printing and mailing expenses	16,049
Trustees’ fees	1,410
Miscellaneous	8,679

Gross expenses	790,468
Less: Waiver from investment advisor	(53,494)

Net expenses	736,974

NET INVESTMENT INCOME (LOSS)	1,010,041

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities (net of India tax of $22,989 on realized loss on investments)	(8,451,066)
Foreign currency transactions	4,666

Net realized gain (loss)	(8,446,400)

Change in unrealized appreciation (depreciation) on:
Securities (net of India tax of $66,333 on unrealized appreciation on investments)	21,563,642
Foreign currency translations	10,080

Net change in unrealized appreciation (depreciation)	21,573,722

NET REALIZED AND UNREALIZED GAIN (LOSS)	13,127,322

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,137,363

See Notes to Financial Statements. 616

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,010,041	$1,842,038
Net realized gain (loss) on investments and foreign currency transactions	(8,446,400)	(11,477,174)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	21,573,722	(60,057,540)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,137,363	(69,692,676)

DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(56,814)
Class IB	—	(1,716,232)

	—	(1,773,046)

Distributions from net realized capital gains
Class IA	—	(6,008)
Class IB	—	(210,195)

	—	(216,203)

TOTAL DISTRIBUTIONS	—	(1,989,249)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [63,132 and 304,500 shares, respectively]	410,083	3,052,986
Capital shares issued in reinvestment of distributions [0 and 9,083 shares, respectively]	—	62,822
Capital shares repurchased [(25,697) and (519,884) shares, respectively]	(168,647)	(5,003,965)

Total Class IA transactions	241,436	(1,888,157)

Class IB
Capital shares sold [3,980,434 and 8,255,034 shares, respectively]	26,590,841	79,317,430
Capital shares issued in reinvestment of distributions [0 and 277,377 shares, respectively]	—	1,926,427
Capital shares repurchased [(1,721,493) and (4,804,209) shares, respectively]	(11,328,031)	(41,892,066)

Total Class IB transactions	15,262,810	39,351,791

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	15,504,246	37,463,634

TOTAL INCREASE (DECREASE) IN NET ASSETS	29,641,609	(34,218,291)
NET ASSETS:
Beginning of period	103,945,163	138,163,454

End of period (a)	$133,586,772	$103,945,163

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$995,589	$(14,452)

See Notes to Financial Statements. 617

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $2,755,833,475)	$2,728,002,032
Foreign cash (Cost $61,711)	63,429
Receivable for securities sold	310,838,062
Receivable for forward commitments	27,671,375
Dividends, interest and other receivables	10,180,092
Receivable from Separate Accounts for Trust shares sold	1,476,023
Unrealized Appreciation on Foreign Currency Exchange Contracts	183,364
Other assets	44,959

Total assets	3,078,459,336

LIABILITIES
Overdraft payable	10,011,602
Payable for securities purchased	698,945,068
Securities Sold Short (Proceeds $27,671,375)	27,776,260
Payable to Separate Accounts for Trust shares redeemed	907,437
Investment management fees payable	904,591
Options written, at value (Premiums received $925,725)	728,313
Unrealized Depreciation on Foreign Currency Exchange Contracts	386,334
Recoupment fees payable	353,765
Distribution fees payable - Class IB	255,583
Administrative fees payable	196,837
Variation margin payable on futures contracts	67,575
Accrued expenses	426,536

Total liabilities	740,959,901

NET ASSETS	$2,337,499,435

Net assets were comprised of:
Paid in capital	$2,473,002,605
Accumulated undistributed net investment income (loss)	253,817
Accumulated undistributed net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency translations	(107,525,295)
Unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	(28,231,692)

Net assets	$2,337,499,435

Class IA
Net asset value, offering and redemption price per share, $1,084,385,729 / 110,166,619 shares outstanding (unlimited amount authorized: $0.01 par value)	$9 .84

Class IB
Net asset value, offering and redemption price per share, $1,253,113,706 / 127,336,197 shares outstanding (unlimited amount authorized: $0.01 par value)	$9 .84

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Interest	$17,694,551
Dividends	69,703

Total income	17,764,254

EXPENSES
Investment management fees	5,633,354
Distribution fees - Class IB	1,497,974
Administrative fees	1,148,409
Recoupment fees	471,804
Printing and mailing expenses	338,234
Custodian fees	57,659
Professional fees	33,680
Trustees’ fees	29,480
Miscellaneous	50,806

Total expenses	9,261,400

NET INVESTMENT INCOME (LOSS)	8,502,854

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	121,600,696
Futures	29,835,227
Foreign currency transactions	(2,275,064)
Options written	3,128,279
Securities sold short	(391,793)

Net realized gain (loss)	151,897,345

Change in unrealized appreciation (depreciation) on:
Securities	(6,840,519)
Futures	(26,945,054)
Foreign currency translations	1,698,038
Options written	194,066
Securities sold short	1,468,558

Net change in unrealized appreciation (depreciation)	(30,424,911)

NET REALIZED AND UNREALIZED GAIN (LOSS)	121,472,434

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$129,975,288

See Notes to Financial Statements. 618

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,502,854	$59,514,621
Net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	151,897,345	(158,214,566)
Net change in unrealized depreciation on investments, securities sold short, options written, futures and foreign currency translations	(30,424,911)	(27,021,893)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	129,975,288	(125,721,838)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(29,332,499)
Class IB	—	(31,903,109)

	—	(61,235,608)

Distributions from net realized capital gains
Class IA	—	(53,889,293)
Class IB	—	(61,541,644)

	—	(115,430,937)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(176,666,545)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [9,884,276 and 42,425,602 shares, respectively]	94,652,791	453,974,806
Capital shares issued in reinvestment of dividends and distributions [0 and 8,647,913 shares, respectively]	—	83,221,792
Capital shares repurchased [(2,393,008) and (15,360,224) shares, respectively]	(23,107,612)	(152,666,718)

Total Class IA transactions	71,545,179	384,529,880

Class IB
Capital shares sold [28,742,278 and 94,316,967 shares, respectively]	276,343,525	1,010,750,270
Capital shares issued in reinvestment of dividends and distributions [0 and 9,718,927 shares, respectively]	—	93,444,753
Capital shares repurchased [(22,102,274) and (38,823,606) shares, respectively]	(213,309,192)	(403,679,227)

Total Class IB transactions	63,034,333	700,515,796

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	134,579,512	1,085,045,676

TOTAL INCREASE IN NET ASSETS	264,554,800	782,657,293
NET ASSETS:
Beginning of period	2,072,944,635	1,290,287,342

End of period (a)	$2,337,499,435	$2,072,944,635

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$253,817	$(8,249,037)

See Notes to Financial Statements. 619

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $3,009,295,009) (Securities on loan at market value $38,016,448)	$3,001,188,865
Foreign cash (Cost $163,921)	164,541
Cash	19,256
Dividends, interest and other receivables	24,656,565
Receivable for forward commitments	21,042,705
Receivable from Separate Accounts for Trust shares sold	14,562,155
Receivable for securities sold	12,394,935
Unrealized appreciation of forward foreign currency contracts	3,308
Other assets	70,763

Total assets	3,074,103,093

LIABILITIES
Payable for forward commitments	102,401,611
Payable for securities purchased	58,693,994
Payable for return of cash collateral on securities loaned	39,043,264
Investment management fees payable	907,243
Payable to Separate Accounts for Trust shares redeemed	530,849
Administrative fees payable	348,848
Unrealized depreciation of forward foreign currency contracts	126,668
Distribution fees payable - Class IB	80,345
Accrued expenses	311,428

Total liabilities	202,444,250

NET ASSETS	$2,871,658,843

Net assets were comprised of:
Paid in capital	$3,030,484,363
Accumulated undistributed net investment income (loss)	42,951,353
Accumulated undistributed net realized gains (losses) on investments, securities sold short and foreign currency translations	(193,556,141)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(8,220,732)

Net assets	$2,871,658,843

Class IA
Net asset value, offering and redemption price per share, $2,477,465,187 / 277,541,877 shares outstanding (unlimited amount authorized: $0.01 par value)	$8 .93

Class IB
Net asset value, offering and redemption price per share, $394,193,656 / 44,434,898 shares outstanding (unlimited amount authorized: $0.01 par value)	$8 .87

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Interest(net of $10,816 foreign withholding tax)	$41,839,459
Securities lending (net)	129,798

Total income	41,969,257

EXPENSES
Investment management fees	4,247,598
Administrative fees	1,644,918
Distribution fees - Class IB	493,235
Printing and mailing expenses	308,006
Professional fees	38,589
Trustees’ fees	24,063
Custodian fees	15,298
Miscellaneous	25,857

Total expenses	6,797,564

NET INVESTMENT INCOME (LOSS)	35,171,693

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(11,190,000)
Foreign currency transactions	141,823
Securities sold short	(1,201,582)

Net realized gain (loss)	(12,249,759)

Change in unrealized appreciation (depreciation) on:
Securities	38,581,400
Foreign currency translations	(835,572)

Net change in unrealized appreciation (depreciation)	37,745,828

NET REALIZED AND UNREALIZED GAIN (LOSS)	25,496,069

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$60,667,762

See Notes to Financial Statements. 620

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$35,171,693	$82,511,605
Net realized gain (loss) on investments, securities sold short and foreign currency transactions	(12,249,759)	(153,493,251)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	37,745,828	(44,883,845)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	60,667,762	(115,865,491)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(52,892,738)
Class IB	—	(23,685,553)

TOTAL DIVIDENDS	—	(76,578,291)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [184,814,371 and 9,565,651 shares, respectively]	1,612,355,965	93,533,523
Capital shares issued in reinvestment of dividends [0 and 6,055,574 shares, respectively]	—	52,892,738
Capital shares repurchased [(8,245,352) and (71,205,052) shares, respectively]	(72,334,320)	(681,221,678)

Total Class IA transactions	1,540,021,645	(534,795,417)

Class IB
Capital shares sold [4,647,558 and 9,893,810 shares, respectively]	40,510,312	96,526,103
Capital shares issued in reinvestment of dividends [0 and 2,725,599 shares, respectively]	—	23,685,553
Capital shares repurchased [(7,353,041) and (15,748,379) shares, respectively]	(64,104,052)	(151,845,333)

Total Class IB transactions	(23,593,740)	(31,633,677)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,516,427,905	(566,429,094)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,577,095,667	(758,872,876)
NET ASSETS:
Beginning of period	1,294,563,176	2,053,436,052

End of period (a)	$2,871,658,843	$1,294,563,176

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$42,951,353	$7,779,660

See Notes to Financial Statements. 621

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $285,943,440) (Securities on loan at market value $32,587,102)	$283,730,402
Receivable for securities sold	9,184,905
Dividends, interest and other receivables	1,736,820
Receivable from Separate Accounts for Trust shares sold	260,130
Other assets	8,678

Total assets	294,920,935

LIABILITIES
Overdraft payable	118
Payable for return of cash collateral on securities loaned	33,294,810
Payable for securities purchased	24,162,708
Investment management fees payable	84,644
Payable to Separate Accounts for Trust shares redeemed	52,262
Distribution fees payable - Class IB	46,053
Administrative fees payable	21,633
Accrued expenses	191,644

Total liabilities	57,853,872

NET ASSETS	$237,067,063

Net assets were comprised of:
Paid in capital	$366,339,597
Accumulated undistributed net investment income (loss)	16,126,527
Accumulated undistributed net realized gain (loss) on investments	(143,186,023)
Unrealized appreciation (depreciation) on investments	(2,213,038)

Net assets	$237,067,063

Class IA
Net asset value, offering and redemption price per share, $4,791,500 / 491,057 shares outstanding (unlimited amount authorized: $0.01 par value)	$9 .76

Class IB
Net asset value, offering and redemption price per share, $232,275,563 / 23,819,127 shares outstanding (unlimited amount authorized: $0.01 par value)	$9 .75

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Interest	$18,841,950
Securities lending (net)	99,744

Total income	18,941,694

EXPENSES
Investment management fees	1,773,500
Administrative fees	429,529
Distribution fees - Class IB	253,236
Printing and mailing expenses	140,324
Custodian fees	35,718
Professional fees	24,895
Interest expense	20,793
Trustees’ fees	17,834
Miscellaneous	41,169

Total expenses	2,736,998

NET INVESTMENT INCOME (LOSS)	16,204,696

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	(106,797,196)
Net change in unrealized appreciation (depreciation) on securities	111,068,315

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,271,119

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,475,815

See Notes to Financial Statements. 622

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,204,696	$103,190,399
Net realized gain (loss) on investments	(106,797,196)	(29,205,102)
Net change in unrealized appreciation (depreciation) on investments	111,068,315	(127,807,148)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	20,475,815	(53,821,851)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(96,295,718)
Class IB	—	(9,825,077)

TOTAL DIVIDENDS	—	(106,120,795)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [5,993,279 and 86,820,744 shares, respectively]	56,612,626	881,003,646
Capital shares issued in reinvestment of dividends [0 and 10,433,760 shares, respectively]	—	96,295,718
Capital shares repurchased [(175,913,918) and (138,022,881) shares, respectively]	(1,647,942,307)	(1,376,912,311)

Total Class IA transactions	(1,591,329,681)	(399,612,947)

Class IB
Capital shares sold [13,059,624 and 13,852,004 shares, respectively]	123,694,322	139,906,789
Capital shares issued in reinvestment of dividends [0 and 1,063,675 shares, respectively]	—	9,825,077
Capital shares repurchased [(7,080,224) and (8,059,063) shares, respectively]	(67,094,530)	(81,078,053)

Total Class IB transactions	56,599,792	68,653,813

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,534,729,889)	(330,959,134)

TOTAL DECREASE IN NET ASSETS	(1,514,254,074)	(490,901,780)
NET ASSETS:
Beginning of period	1,751,321,137	2,242,222,917

End of period (a)	$237,067,063	$1,751,321,137

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$16,126,527	$(78,169)

See Notes to Financial Statements. 623

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $1,190,314,360) (Securities on loan at market value $67,503,545)	$1,121,341,968
Cash	318,637
Receivable for securities sold	117,060,156
Receivable from Separate Accounts for Trust shares sold	1,180,354
Dividends, interest and other receivables	1,142,493
Other assets	28,722

Total assets	1,241,072,330

LIABILITIES
Payable for securities purchased	101,533,504
Payable for return of cash collateral on securities loaned	72,616,832
Payable to Separate Accounts for Trust shares redeemed	2,501,037
Investment management fees payable	226,305
Distribution fees payable - Class IB	96,042
Administrative fees payable	94,708
Variation margin payable on futures contracts	34,940
Accrued expenses	370,263

Total liabilities	177,473,631

NET ASSETS	$1,063,598,699

Net assets were comprised of:
Paid in capital	$1,193,362,489
Accumulated undistributed net investment income (loss)	6,713,943
Accumulated undistributed net realized gain (loss) on investments and futures	(67,605,844)
Unrealized appreciation (depreciation) on investments and futures	(68,871,889)

Net assets	$1,063,598,699

Class IA
Net asset value, offering and redemption price per share, $600,203,245 / 86,806,919 shares outstanding (unlimited amount authorized: $0.01 par value)	$6 .91

Class IB
Net asset value, offering and redemption price per share, $463,395,454 / 67,081,468 shares outstanding (unlimited amount authorized: $0.01 par value)	$6 .91

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,364 foreign withholding tax)	$6,767,493
Interest	988
Securities lending (net)	745,148

Total income	7,513,629

EXPENSES
Investment management fees	1,043,991
Distribution fees - Class IB	505,843
Administrative fees	441,547
Printing and mailing expenses	118,843
Professional fees	24,936
Custodian fees	10,128
Trustees’ fees	9,628
Miscellaneous	6,376

Total expenses	2,161,292

NET INVESTMENT INCOME (LOSS)	5,352,337

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(39,159,902)
Futures	1,635,532

Net realized gain (loss)	(37,524,370)

Change in unrealized appreciation (depreciation) on:
Securities	154,933,781
Futures	(210,085)

Net change in unrealized appreciation (depreciation)	154,723,696

NET REALIZED AND UNREALIZED GAIN (LOSS)	117,199,326

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$122,551,663

See Notes to Financial Statements. 624

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,352,337	$7,975,011
Net realized gain (loss) on investments and futures	(37,524,370)	29,201,063
Net change in unrealized appreciation (depreciation) on investments and futures	154,723,696	(297,397,397)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	122,551,663	(260,221,323)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(2,920,250)
Class IB	—	(4,769,285)

	—	(7,689,535)

Distributions from net realized capital gains
Class IA	—	(20,221,637)
Class IB	—	(46,328,315)

	—	(66,549,952)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(74,239,487)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [63,957,372 and 24,732,547 shares, respectively]	334,891,117	199,372,930
Capital shares issued in reinvestment of dividends and distributions [0 and 3,447,344 shares, respectively]	—	23,141,887
Capital shares repurchased [(9,162,616) and (7,439,766) shares, respectively]	(62,695,449)	(76,319,613)

Total Class IA transactions	272,195,668	146,195,204

Class IB
Capital shares sold [9,073,277 and 10,106,185 shares, respectively]	55,988,234	97,123,779
Capital shares issued in reinvestment of dividends and distributions [0 and 7,269,309 shares, respectively]	—	51,097,600
Capital shares repurchased [(5,625,443) and (11,449,429) shares, respectively]	(34,419,083)	(113,445,783)

Total Class IB transactions	21,569,151	34,775,596

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	293,764,819	180,970,800

TOTAL INCREASE (DECREASE) IN NET ASSETS	416,316,482	(153,490,010)
NET ASSETS:
Beginning of period	647,282,217	800,772,227

End of period (a)	$1,063,598,699	$647,282,217

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$6,713,943	$1,361,606

See Notes to Financial Statements. 625

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX II PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $84,102,545)	$79,963,030
Cash	56,816
Foreign cash (Cost $23)	23
Receivable for securities sold	8,333,481
Dividends, interest and other receivables	73,665
Receivable from Separate Accounts for Trust shares sold	71,321
Variation margin receivable on futures contracts	442
Other assets	1,921

Total assets	88,500,699

LIABILITIES
Payable for securities purchased	8,810,167
Payable to Separate Accounts for Trust shares redeemed	133,927
Investment management fees payable	22,419
Distribution fees payable - Class IB	15,526
Administrative fees payable	9,156
Accrued expenses	327,453

Total liabilities	9,318,648

NET ASSETS	$79,182,051

Net assets were comprised of:
Paid in capital	$111,762,204
Accumulated undistributed net investment income (loss)	74,690
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency translations	(28,515,770)
Unrealized appreciation (depreciation) on investments and futures	(4,139,073)

Net assets	$79,182,051

Class IA
Net asset value, offering and redemption price per share, $4,205,375 / 569,888 shares outstanding (unlimited amount authorized: $0.01 par value)	$7 .38

Class IB
Net asset value, offering and redemption price per share, $74,976,676 / 10,198,242 shares outstanding (unlimited amount authorized: $0.01 par value)	$7 .35

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $500 foreign withholding tax)	$451,290

EXPENSES
Investment management fees	255,544
Custodian fees	95,611
Distribution fees - Class IB	75,692
Administrative fees	47,597
Professional fees	18,898
Printing and mailing expenses	9,216
Trustees’ fees	814
Miscellaneous	7,855

Gross expenses	511,227
Less: Waiver from investment advisor	(126,412)

Net expenses	384,815

NET INVESTMENT INCOME (LOSS)	66,475

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(14,363,555)
Futures	12,000
Foreign currency transactions	188

Net realized gain (loss)	(14,351,367)

Change in unrealized appreciation (depreciation) on:
Securities	23,445,015
Futures	442

Net change in unrealized appreciation (depreciation)	23,445,457

NET REALIZED AND UNREALIZED GAIN (LOSS)	9,094,090

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,160,565

See Notes to Financial Statements. 626

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX II PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$66,475	$79,956
Net realized gain (loss) on investments, futures and foreign currency transactions	(14,351,367)	(13,138,732)
Net change in unrealized appreciation (depreciation) on investments and futures	23,445,457	(23,788,224)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,160,565	(36,847,000)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(14,797)
Class IB	—	(62,553)

	—	(77,350)

Distributions from net realized capital gains
Class IA	—	(10,668)
Class IB	—	(144,783)

	—	(155,451)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(232,801)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [81,373 and 93,524 shares, respectively]	538,365	803,949
Capital shares issued in reinvestment of dividends and distributions [0 and 3,422 shares, respectively]	—	25,465
Capital shares repurchased [(46,675) and (139,212) shares, respectively]	(313,193)	(902,778)

Total Class IA transactions	225,172	(73,364)

Class IB
Capital shares sold [3,183,214 and 4,571,959 shares, respectively]	20,106,913	41,164,558
Capital shares issued in reinvestment of dividends and distributions [0 and 24,885 shares, respectively]	—	207,336
Capital shares repurchased [(2,172,653) and (2,497,780) shares, respectively]	(13,321,872)	(21,904,491)

Total Class IB transactions	6,785,041	19,467,403

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	7,010,213	19,394,039

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,170,778	(17,685,762)
NET ASSETS:
Beginning of period	63,011,273	80,697,035

End of period (a)	$79,182,051	$63,011,273

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$74,690	$8,215

See Notes to Financial Statements. 627

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $468,701,864)	$433,861,073
Cash	205
Foreign cash (Cost $202)	200
Receivable for securities sold	2,191,629
Receivable from Separate Accounts for Trust shares sold	436,802
Dividends, interest and other receivables	382,114
Other assets	7,754

Total assets	436,879,777

LIABILITIES
Payable for securities purchased	4,093,292
Payable to Separate Accounts for Trust shares redeemed	534,416
Investment management fees payable	275,120
Distribution fees payable - Class IB	82,411
Administrative fees payable	38,226
Accrued expenses	137,930

Total liabilities	5,161,395

NET ASSETS	$431,718,382

Net assets were comprised of:
Paid in capital	$663,254,345
Accumulated undistributed net investment income (loss)	(168,989)
Accumulated undistributed net realized gain (loss) on investments and foreign currency translations	(196,536,583)
Unrealized appreciation (depreciation) on investments and foreign currency translations	(34,830,391)

Net assets	$431,718,382

Class IA
Net asset value, offering and redemption price per share, $25,827,952 / 1,802,186 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.33

Class IB
Net asset value, offering and redemption price per share, $405,890,430 / 28,438,500 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.27

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $45,216 foreign withholding tax)	$2,056,109

EXPENSES
Investment management fees	1,467,567
Distribution fees - Class IB	430,356
Administrative fees	202,414
Printing and mailing expenses	54,164
Custodian fees	52,490
Professional fees	20,986
Trustees’ fees	4,803
Miscellaneous	10,137

Gross expenses	2,242,917
Less: Waiver from investment advisor	(66,504)

Net expenses	2,176,413

NET INVESTMENT INCOME (LOSS)	(120,304)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(44,265,643)
Foreign currency transactions	978,159

Net realized gain (loss)	(43,287,484)

Change in unrealized appreciation (depreciation) on:
Securities	95,886,768
Foreign currency translations	12,981

Net change in unrealized appreciation (depreciation)	95,899,749

NET REALIZED AND UNREALIZED GAIN (LOSS)	52,612,265

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$52,491,961

See Notes to Financial Statements. 628

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(120,304)	$178,343
Net realized gain (loss) on investments and foreign currency transactions	(43,287,484)	(89,848,058)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	95,899,749	(167,658,942)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	52,491,961	(257,328,657)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,057)
Class IB	—	(16,273)

	—	(17,330)

Distributions from net realized capital gains
Class IA	—	(6,521)
Class IB	—	(100,346)

	—	(106,867)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(124,197)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [195,682 and 2,157,887 shares, respectively]	2,535,502	41,673,991
Capital shares issued in reinvestment of dividends and distributions [0 and 400 shares, respectively]	—	7,578
Capital shares repurchased [(163,602) and (445,022) shares, respectively]	(2,056,341)	(7,111,721)

Total Class IA transactions	479,161	34,569,848

Class IB
Capital shares sold [4,265,734 and 4,319,992 shares, respectively]	57,180,281	76,110,206
Capital shares issued in reinvestment of dividends and distributions [0 and 6,163 shares, respectively]	—	116,619
Capital shares repurchased [(2,288,249) and (5,404,714) shares, respectively]	(28,837,068)	(94,723,297)

Total Class IB transactions	28,343,213	(18,496,472)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	28,822,374	16,073,376

TOTAL INCREASE (DECREASE) IN NET ASSETS	81,314,335	(241,379,478)
NET ASSETS:
Beginning of period	350,404,047	591,783,525

End of period (a)	$431,718,382	$350,404,047

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(168,989)	$(48,685)

See Notes to Financial Statements. 629

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $143,144,109)	$119,890,180
Dividends, interest and other receivables	128,615
Receivable from Separate Accounts for Trust shares sold	60,731
Other assets	4,030

Total assets	120,083,556

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	154,715
Investment management fees payable	60,189
Distribution fees payable - Class IB	24,877
Administrative fees payable	12,605
Accrued expenses	80,679

Total liabilities	333,065

NET ASSETS	$119,750,491

Net assets were comprised of:
Paid in capital	$182,014,403
Accumulated undistributed net investment income (loss)	606,489
Accumulated undistributed net realized gain (loss) on investments	(39,616,472)
Unrealized appreciation (depreciation) on investments	(23,253,929)

Net assets	$119,750,491

Class IB
Net asset value, offering and redemption price per share, $119,750,491 / 27,831,749 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.30

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends	$1,149,524

EXPENSES
Investment management fees	406,550
Distribution fees - Class IB	135,597
Administrative fees	70,279
Professional fees	18,734
Printing and mailing expenses	16,164
Custodian fees	9,473
Trustees’ fees	1,466
Miscellaneous	3,969

Gross expenses	662,232
Less: Waiver from investment advisor	(92,492)
Fees paid indirectly	(27,172)

Net expenses	542,568

NET INVESTMENT INCOME (LOSS)	606,956

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	(19,173,602)
Net change in unrealized appreciation (depreciation) on securities	25,598,568

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,424,966

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,031,922

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$606,956	$1,973,420
Net realized gain (loss) on investments	(19,173,602)	(15,118,213)
Net change in unrealized appreciation (depreciation) on investments	25,598,568	(67,955,002)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,031,922	(81,099,795)

DIVIDENDS:
Class IB
Dividends from net investment income	—	(2,005,490)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [3,124,620 and 5,585,844 shares, respectively]	12,334,761	31,762,964
Capital shares issued in reinvestment of dividends [0 and 498,230 shares, respectively]	—	2,005,490
Capital shares repurchased [(3,708,872) and (9,438,010) shares, respectively]	(14,181,201)	(53,494,915)

Total Class IB transactions	(1,846,440)	(19,726,461)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,846,440)	(19,726,461)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,185,482	(102,831,746)
NET ASSETS:
Beginning of period	114,565,009	217,396,755

End of period (a)	$119,750,491	$114,565,009

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$606,489	$(467)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $260,126,247)	$207,502,485
Dividends, interest and other receivables	302,023
Receivable for securities sold	214,755
Receivable from Separate Accounts for Trust shares sold	56,759
Other assets	6,406

Total assets	208,082,428

LIABILITIES
Investment management fees payable	99,915
Payable for securities purchased	85,795
Distribution fees payable - Class IB	42,486
Payable to Separate Accounts for Trust shares redeemed	25,867
Administrative fees payable	19,876
Accrued expenses	87,884

Total liabilities	361,823

NET ASSETS	$207,720,605

Net assets were comprised of:
Paid in capital	$325,024,336
Accumulated undistributed net investment income (loss)	1,897,023
Accumulated undistributed net realized gain (loss) on investments	(66,576,992)
Unrealized appreciation (depreciation) on investments	(52,623,762)

Net assets	$207,720,605

Class IA
Net asset value, offering and redemption price per share, $1,091,384 / 159,990 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.82

Class IB
Net asset value, offering and redemption price per share, $206,629,221 / 30,298,626 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.82

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends	$2,703,879

EXPENSES
Investment management fees	612,123
Distribution fees - Class IB	234,359
Administrative fees	111,137
Printing and mailing expenses	28,394
Professional fees	19,753
Custodian fees	4,959
Trustees’ fees	2,571
Miscellaneous	5,682

Gross expenses	1,018,978
Less: Waiver from investment advisor	(77,640)
Fees paid indirectly	(37,055)

Net expenses	904,283

NET INVESTMENT INCOME (LOSS)	1,799,596

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	(19,615,250)
Net change in unrealized appreciation (depreciation) on securities	23,188,326

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,573,076

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,372,672

See Notes to Financial Statements. 631

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,799,596	$5,364,676
Net realized gain (loss) on investments	(19,615,250)	(46,798,059)
Net change in unrealized appreciation (depreciation) on investments	23,188,326	(75,780,768)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,372,672	(117,214,151)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(28,323)
Class IB	—	(5,296,808)

	—	(5,325,131)

Distributions from net realized capital gains
Class IA	—	(10,296)
Class IB	—	(2,401,573)

	—	(2,411,869)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(7,737,000)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [36,990 and 121,272 shares, respectively]	230,616	1,133,138
Capital shares issued in reinvestment of dividends and distributions [0 and 5,397 shares, respectively]	—	38,619
Capital shares repurchased [(27,982) and (46,609) shares, respectively]	(180,307)	(430,657)

Total Class IA transactions	50,309	741,100

Class IB
Capital shares sold [2,404,871 and 7,022,323 shares, respectively]	14,466,832	60,703,485
Capital shares issued in reinvestment of dividends and distributions [0 and 1,059,811 shares, respectively]	—	7,698,381
Capital shares repurchased [(3,119,555) and (6,441,124) shares, respectively]	(18,452,964)	(58,068,389)

Total Class IB transactions	(3,986,132)	10,333,477

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,935,823)	11,074,577

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,436,849	(113,876,574)
NET ASSETS:
Beginning of period	206,283,756	320,160,330

End of period (a)	$207,720,605	$206,283,756

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,897,023	$97,427

See Notes to Financial Statements. 632

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $522,769,828)	$416,732,269
Foreign cash (Cost $8)	8
Receivable for securities sold	345,737
Receivable from Separate Accounts for Trust shares sold	338,375
Dividends, interest and other receivables	92,669
Other assets	6,115

Total assets	417,515,173

LIABILITIES
Payable for securities purchased	10,591,702
Payable to Separate Accounts for Trust shares redeemed	1,073,668
Investment management fees payable	227,277
Distribution fees payable - Class IB	71,820
Administrative fees payable	36,400
Accrued expenses	96,207

Total liabilities	12,097,074

NET ASSETS	$405,418,099

Net assets were comprised of:
Paid in capital	$557,976,474
Accumulated undistributed net investment income (loss)	208,101
Accumulated undistributed net realized gain (loss) on investments and foreign currency translations	(46,727,879)
Unrealized appreciation (depreciation) on investments and foreign currency translations	(106,038,597)

Net assets	$405,418,099

Class IA
Net asset value, offering and redemption price per share, $54,791,288 / 5,347,913 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.25

Class IB
Net asset value, offering and redemption price per share, $350,626,811 / 34,411,307 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.19

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $27,499 foreign withholding tax)	$1,348,412
Interest	2,975

Total income	1,351,387

EXPENSES
Investment management fees	1,134,006
Distribution fees - Class IB	347,000
Administrative fees	180,361
Printing and mailing expenses	46,842
Custodian fees	34,388
Professional fees	20,613
Trustees’ fees	4,105
Miscellaneous	10,579

Gross expenses	1,777,894
Less: Waiver from investment advisor	(51,697)
Fees paid indirectly	(779)

Net expenses	1,725,418

NET INVESTMENT INCOME (LOSS)	(374,031)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(10,905,705)
Foreign currency transactions	(5,203)

Net realized gain (loss)	(10,910,908)

Change in unrealized appreciation (depreciation) on:
Securities	81,054,380
Foreign currency translations	(1,169)

Net change in unrealized appreciation (depreciation)	81,053,211

NET REALIZED AND UNREALIZED GAIN (LOSS)	70,142,303

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$69,768,272

See Notes to Financial Statements. 633

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(374,031)	$(48,972)
Net realized gain (loss) on investments and foreign currency transactions	(10,910,908)	(34,967,767)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	81,053,211	(219,186,047)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	69,768,272	(254,202,786)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [737,242 and 2,986,983 shares, respectively]	6,750,934	41,786,768
Capital shares repurchased [(787,447) and (1,577,056) shares, respectively]	(6,774,993)	(19,022,234)

Total Class IA transactions	(24,059)	22,764,534

Class IB
Capital shares sold [6,681,508 and 15,484,442 shares, respectively]	61,665,416	199,946,117
Capital shares repurchased [(3,194,250) and (8,686,856) shares, respectively]	(26,594,610)	(109,435,194)

Total Class IB transactions	35,070,806	90,510,923

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	35,046,747	113,275,457

TOTAL INCREASE (DECREASE) IN NET ASSETS	104,815,019	(140,927,329)
NET ASSETS:
Beginning of period	300,603,080	441,530,409

End of period (a)	$405,418,099	$300,603,080

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$208,101	$582,132

See Notes to Financial Statements. 634

EQ ADVISORS TRUST

EQ/VAN KAMPEN REAL ESTATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $640,804,834)	$424,671,488
Cash	219,125
Foreign cash (Cost $4,623)	4,586
Dividends, interest and other receivables	2,140,303
Receivable from Separate Accounts for Trust shares sold	158,898
Other assets	1,579

Total assets	427,195,979

LIABILITIES
Investment management fees payable	310,196
Payable to Separate Accounts for Trust shares redeemed	255,190
Distribution fees payable - Class IB	76,514
Administrative fees payable	39,300
Accrued expenses	166,722

Total liabilities	847,922

NET ASSETS	$426,348,057

Net assets were comprised of:
Paid in capital	$840,821,495
Accumulated undistributed net investment income (loss)	9,637,520
Accumulated undistributed net realized gain (loss) on investments, and foreign currency translations	(207,977,563)
Unrealized appreciation (depreciation) on investments and foreign currency translations	(216,133,395)

Net assets	$426,348,057

Class IA
Net asset value, offering and redemption price per share, $63,384,944 / 14,324,656 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.42

Class IB
Net asset value, offering and redemption price per share, $362,963,113 / 82,181,807 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.42

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $89,398 foreign withholding tax)	$11,997,012

EXPENSES
Investment management fees	1,732,390
Distribution fees - Class IB	409,256
Administrative fees	211,876
Printing and mailing expenses	57,395
Professional fees	22,804
Trustees’ fees	5,175
Custodian fees	5,170
Miscellaneous	16,599

Gross expenses	2,460,665
Less: Waiver from investment advisor	(104,605)

Net expenses	2,356,060

NET INVESTMENT INCOME (LOSS)	9,640,952

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(114,221,354)
Foreign currency transactions	141

Net realized gain (loss)	(114,221,213)

Change in unrealized appreciation (depreciation) on: Securities	69,827,714
Foreign currency translations	73

Net change in unrealized appreciation (depreciation)	69,827,787

NET REALIZED AND UNREALIZED GAIN (LOSS)	(44,393,426)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(34,752,474)

See Notes to Financial Statements. 635

EQ ADVISORS TRUST

EQ/VAN KAMPEN REAL ESTATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,640,952	$11,842,463
Net realized gain (loss) on investments and foreign currency transactions	(114,221,213)	(93,515,267)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	69,827,787	(201,629,783)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(34,752,474)	(283,302,587)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,988,011)
Class IB	—	(9,819,780)

	—	(11,807,791)

Distributions from net realized capital gains
Class IA	—	(876,478)
Class IB	—	(4,084,792)

	—	(4,961,270)

Return of capital
Class IA	—	(759,291)
Class IB	—	(3,535,341)

	—	(4,294,632)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(21,063,693)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [2,876,193 and 3,916,583 shares, respectively]	14,827,877	28,310,183
Capital shares issued in reinvestment of dividends and distributions [0 and 665,461 shares, respectively]	—	3,623,780
Capital shares repurchased [ (3,234,009) and (6,580,995) shares, respectively]	(12,961,238)	(47,265,827)

Total Class IA transactions	1,866,639	(15,331,864)

Class IB
Capital shares sold [12,033,705 and 20,413,622 shares, respectively]	43,625,049	148,775,995
Capital shares issued in reinvestment of dividends and distributions [0 and 3,216,146 shares, respectively]	—	17,439,913
Capital shares repurchased [(8,787,520) and (16,809,324) shares, respectively]	(35,026,607)	(125,475,415)

Total Class IB transactions	8,598,442	40,740,493

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	10,465,081	25,408,629

TOTAL DECREASE IN NET ASSETS	(24,287,393)	(278,957,651)
NET ASSETS:
Beginning of period	450,635,450	729,593,101

End of period (a)	$426,348,057	$450,635,450

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$9,637,520	$(3,432)

See Notes to Financial Statements. 636

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO(u)

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005		2004
Net asset value, beginning of period	$13.76		$21.26	$21.12	$19.71	$19.28		$18.27

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.28 (e)	0.31 (e)	0.43 (e)	0.47	(e)	0.29
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.85		(6.65)	0.63	1.58	0 .53		1.25

Total from investment operations	0.85		(6.37)	0.94	2.01	1.00		1.54

Less distributions:
Dividends from net investment income	—		(0.42)	(0.80)	(0.60)	(0.57)		(0.53)
Distributions from net realized gains	—		(0.71)	—	—	—		—

Total dividends and distributions	—		(1.13)	(0.80)	(0.60)	(0.57)		(0.53)

Net asset value, end of period	$14.61		$13.76	$21.26	$21.12	$19.71		$19.28

Total return(b)	6.18%		(30.37)%	4.52%	10.17%	5.15%		8.57%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$239,344		$245,400	$431,095	$508,403	$565,938		$639,576
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.35%		0.35%	0.35%	0.35%	0.84%		1.05%
After waivers, reimbursements and fees paid indirectly(a)(f)	0.35%		0.35%	0.35%	0.35%	0.74%		1.05%
Before waivers, reimbursements and fees paid indirectly(a)(f)	0.64%		0.58%	0.55%	0.55%	0.94%		1.15%
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)(f)	0.02%		1.53%	1.42%	2.13%	2.31%		1.31%
After waivers, reimbursements and fees paid indirectly(a)(f)	0.02%		1.53%	1.43%	2.13%	2.41%		1.31%
Before waivers, reimbursements and fees paid indirectly(a)(f)	(0.27)%		1.29%	1.22%	1.93%	2.21%		1.21%
Portfolio turnover rate	25%		34%	62%	15%	155	%(d)	67%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.02		$0.04	$0.04	$0.04	$0 .02		$0 .02

See Notes to Financial Statements. 637

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IB	April 30, 2009* to June 30, 2009 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)
Net realized and unrealized gain (loss) on investments	0.20

Total from investment operations	0.18

Net asset value, end of period	$10.18

Total return(b)	1.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$732
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	0.95	%(j)
Before waivers and reimbursements(a)	109.39	%(j)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)	(0.95	)%(j)
Before waivers and reimbursements(a)	(109.39	)%(j)
Portfolio turnover rate	15%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.48

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IB	April 30, 2009* to June 30, 2009 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)
Net realized and unrealized gain (loss) on investments	0.32

Total from investment operations	0.30

Net asset value, end of period	$10.30

Total return(b)	3.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$540
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	1.00	%(j)
Before waivers and reimbursements(a)	92.47	%(j)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)	(1.00	)%(j)
Before waivers and reimbursements(a)	(92.47	)%(j)
Portfolio turnover rate	0	%‡
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.40

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IB	April 30, 2009* to June 30, 2009 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)
Net realized and unrealized gain (loss) on investments	0.33

Total from investment operations	0.31

Net asset value, end of period	$10.31

Total return(b)	3.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,040
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	1.05	%(j)
Before waivers and reimbursements(a)	64.06	%(j)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)	(1.05	)%(j)
Before waivers and reimbursements(a)	(64.06	)%(j)
Portfolio turnover rate	0	%‡
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.28

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IB	April 30, 2009* to June 30, 2009 (Unaudited)

Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)
Net realized and unrealized gain (loss) on investments	0.50

Total from investment operations	0.48

Net asset value, end of period	$10.48

Total return(b)	4.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,363
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	1.10	%(j)
Before waivers and reimbursements(a)	37.92	%(j)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)	(1.10	)%(j)
Before waivers and reimbursements(a)	(37.92	)%(j)
Portfolio turnover rate	7%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.17

See Notes to Financial Statements. 641

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IB	April 30, 2009* to June 30, 2009 (Unaudited)

Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)
Net realized and unrealized gain (loss) on investments	0.42

Total from investment operations	0.40

Net asset value, end of period	$10.40

Total return(b)	4.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,538
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	1.10	%(j)
Before waivers and reimbursements(a)	47.47	%(j)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)	(1.10	)%(j)
Before waivers and reimbursements(a)	(47.47	)%(j)
Portfolio turnover rate	0	%‡
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0 .21

See Notes to Financial Statements. 642

EQ ADVISORS TRUST

EQ/AXA FRANKLIN TEMPLETON FOUNDING STRATEGY CORE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2009 (Unaudited)		Year Ended December 31, 2008		April 30, 2007* to December 31, 2007

Net asset value, beginning of period	$5.73		$9.59		$10.00

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.33	(e)	0.14	(e)
Net realized and unrealized gain (loss) on investments	0.37		(3.86)		(0.40)

Total from investment operations	0.37		(3.53)		(0.26)

Less distributions:
Dividends from net investment income	—		(0.33)		(0.15)
Distributions from net realized gains	—		—	#	—	#

Total dividends and distributions	—		(0.33)		(0.15)

Net asset value, end of period	$6.10		$5.73		$9.59

Total return(b)	6.46%		(36.65)%		(2.54)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$66		$62		$97
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.05%		—	%(x)	—	%(x)
Before waivers and reimbursements(a)(f)	0.25%		0.24%		0.27	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)(f)	(0.05)%		4.11%		2.12%
Before waivers and reimbursements(a)(f)	(0.25)%		3.86%		(8.52)%
Portfolio turnover rate	4%		1%		0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01		$0.02		$0.71

Class IB	Six Months Ended June 30, 2009 (Unaudited)		Year Ended December 31, 2008		April 30, 2007* to December 31, 2007

Net asset value, beginning of period	$5.72		$9.59		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)	0.40	(e)	0.27	(e)
Net realized and unrealized gain (loss) on investments	0.38		(3.95)		(0.54)

Total from investment operations	0.37		(3.55)		(0.27)

Less distributions:
Dividends from net investment income	—		(0.32)		(0.14)
Distributions from net realized gains	—		—	#	—	#

Total dividends and distributions	—		(0.32)		(0.14)

Net asset value, end of period	$6.09		$5.72		$9.59

Total return(b)	6.47%		(36.92)%		(2.71)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,165,805		$1,029,698		$825,630
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.30	%(c)	0.25	%(x)	0.25	%(x)
Before waivers and reimbursements(a)(f)	0.50%		0.49%		0.52	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)(f)	(0.30	)%(c)	5.08%		4.05%
Before waivers and reimbursements(a)(f)	(0.50)%		4.83%		3.78%
Portfolio turnover rate	4%		1%		0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01		$0.02		$0.02

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended		Year Ended December 31,				August 25, 2006*
	June 30, 2009 (Unaudited)		2008		2007		to December 31, 2006

Net asset value, beginning of period	$6.34		$11.90		$10.99		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.20	(e)	0.38	(e)	0.42	(e)	0.24	(e)
Net realized and unrealized gain (loss) on investments	(0.05	)†	(5.44)		0.78		0.91

Total from investment operations	0.15		(5.06)		1.20		1.15

Less distributions:
Dividends from net investment income	—		(0.17)		(0.22)		(0.16)
Distributions from net realized gains	—		—	#	(0.07)		—
Return of capital	—		(0.33)		—		—

Total dividends and distributions	—		(0.50)		(0.29)		(0.16)

Net asset value, end of period	$6.49		$6.34		$11.90		$10.99

Total return(b)	2.37%		(42.62)%		10.93%		11.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,418,582		$30,332		$11,578		$3,339
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.40%		0.40%		0.40%		0.40%
After waivers, reimbursements and fees paid indirectly(a)(f)	0.40%		0.26%		0.33%		0.10	%(c)
Before waivers, reimbursements and fees paid indirectly(a)(f)	0.54%		0.87%		1.50%		4.93	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)(f)	6.60%		4.12%		3.40%		6.34%
After waivers, reimbursements and fees paid indirectly(a)(f)	6.60%		4.26%		3.47%		6.60%
Before waivers, reimbursements and fees paid indirectly(a)(f)	6.47%		3.65%		2.30%		1.79%
Portfolio turnover rate	10%		18%		8%		0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	#	$0.04		$0.13		$0.17

Class IB	Six Months Ended		Year Ended December 31,				August 25, 2006*
	June 30, 2009 (Unaudited)		2008		2007		to December 31, 2006

Net asset value, beginning of period	$6.35		$11.90		$10.99		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.10	(e)	0.27	(e)	0.22	(e)	0.20	(e)
Net realized and unrealized gain (loss) on investments	0.04	†	(5.34)		0.94		0.94

Total from investment operations	0.14		(5.07)		1.16		1.14

Less distributions:
Dividends from net investment income	—		(0.15)		(0.18)		(0.15)
Distributions from net realized gains	—		—	#	(0.07)		—
Return of capital	—		(0.33)		—		—

Total dividends and distributions	—		(0.48)		(0.25)		(0.15)

Net asset value, end of period	$6.49		$6.35		$11.90		$10.99

Total return(b)	2.20%		(42.68)%		10.63%		11.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$816		$799		$1,849		$1,671
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.65%		0.65%		0.65%		0.65%
After waivers, reimbursements and fees paid indirectly(a)(f)	0.65%		0.51	%(c)	0.58%		0.35	%(c)
Before waivers, reimbursements and fees paid indirectly(a)(f)	0.79	%(c)	1.12	%(c)	1.75	%(c)	5.18	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)(f)	3.59%		2.68%		1.81%		5.14%
After waivers, reimbursements and fees paid indirectly(a)(f)	3.59%		2.82%		1.88%		5.52%
Before waivers, reimbursements and fees paid indirectly(a)(f)	3.35%		2.14%		0.63%		0.55%
Portfolio turnover rate	10%		18%		8%		0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01		$0.05		$0.14		$0.17

See Notes to Financial Statements.

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2009 (Unaudited)		January 2, 2008* to December 31, 2008

Net asset value, beginning of period	$9.03		$10.00

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.47	(e)
Net realized and unrealized gain (loss) on investments	0.23		(1.21)

Total from investment operations	0.23		(0.74)

Less distributions:
Dividends from net investment income	—		(0.23)
Distributions from net realized gains	—		—	#

Total dividends and distributions	—		(0.23)

Net asset value, end of period	$9.26		$9.03

Total return(b)	2.55%		(7.35)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$95		$93
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.10%		0.10%
Before waivers and reimbursements(a)(f)	29.10%		53.16	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)(f)	(0.10)%		4.84%
Before waivers and reimbursements(a)(f)	(29.10)%		(51.57)%
Portfolio turnover rate	214%		5%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.44		$5.42

Class IB	Six Months Ended June 30, 2009 (Unaudited)		January 2, 2008* to December 31, 2008

Net asset value, beginning of period	$9.03		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)	0.73	(e)
Net realized and unrealized gain (loss) on investments	0.24		(1.48)

Total from investment operations	0.23		(0.75)

Less distributions:
Dividends from net investment income	—		(0.22)
Distributions from net realized gains	—		—	#

Total dividends and distributions	—		(0.22)

Net asset value, end of period	$9.26		$9.03

Total return(b)	2.55%		(7.45)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$561		$194
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.20%		0.20%
Before waivers and reimbursements(a)(f)	29.20	%(c)	53.26	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)(f)	(0.19)%		7.69%
Before waivers and reimbursements(a)(f)	(23.15)%		(42.78)%
Portfolio turnover rate	214%		5%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.36		$4.76

See Notes to Financial Statements.

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2009 (Unaudited)		January 2, 2008* to December 31, 2008

Net asset value, beginning of period	$7.91		$10.00

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.37	(e)
Net realized and unrealized gain (loss) on investments	0.25		(2.03)

Total from investment operations	0.25		(1.66)

Less distributions:
Dividends from net investment income	—		(0.41)
Distributions from net realized gains	—		(0.02)

Total dividends and distributions	—		(0.43)

Net asset value, end of period	$8.16		$7.91

Total return(b)	3.16%		(16.56)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$86		$83
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.10%		0.10%
Before waivers and reimbursements(a)(f)	45.56%		61.19	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)(f)	(0.10)%		4.05%
Before waivers and reimbursements(a)(f)	(45.56)%		(57.17)%
Portfolio turnover rate	0%		10%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$1.75		$5.67

Class IB	Six Months Ended June 30, 2009 (Unaudited)		January 2, 2008* to December 31, 2008

Net asset value, beginning of period	$7.91		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)	0.53	(e)
Net realized and unrealized gain (loss) on investments	0.26		(2.20)

Total from investment operations	0.25		(1.67)

Less distributions:
Dividends from net investment income	—		(0.40)
Distributions from net realized gains	—		(0.02)

Total dividends and distributions	—		(0.42)

Net asset value, end of period	$8.16		$7.91

Total return(b)	3.16%		(16.65)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$249		$131
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.20%		0.20%
Before waivers and reimbursements(a)(f)	45.66	%(c)	61.29	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)(f)	(0.20)%		5.84%
Before waivers and reimbursements(a)(f)	(40.43)%		(55.13)%
Portfolio turnover rate	0%		10%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$1.57		$5.58

See Notes to Financial Statements.

EQ ADVISORS TRUST

CROSSINGS MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2009 (Unaudited)		January 2, 2008* to December 31, 2008

Net asset value, beginning of period	$7.51		$10.00

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.32	(e)
Net realized and unrealized gain (loss) on investments	0.32		(2.44)

Total from investment operations	0.32		(2.12)

Less distributions:
Dividends from net investment income	—		(0.35)
Distributions from net realized gains	—		(0.02)

Total dividends and distributions	—		(0.37)

Net asset value, end of period	$7.83		$7.51

Total return(b)	4.26%		(21.12)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$82		$79
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.10%		0.10%
Before waivers and reimbursements(a)(f)	46.95%		60.60	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)(f)	(0.10)%		3.47%
Before waivers and reimbursements(a)(f)	(46.95)%		(57.37)%
Portfolio turnover rate	1%		9%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$1.71		$5.53

Class IB	Six Months Ended June 30, 2009 (Unaudited)		January 2, 2008* to December 31, 2008

Net asset value, beginning of period	$7.51		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)	0.48	(e)
Net realized and unrealized gain (loss) on investments	0.32		(2.61)

Total from investment operations	0.31		(2.13)

Less distributions:
Dividends from net investment income	—		(0.34)
Distributions from net realized gains	—		(0.02)

Total dividends and distributions	—		(0.36)

Net asset value, end of period	$7.82		$7.51

Total return(b)	4.13%		(21.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$300		$143
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.20%		0.20%
Before waivers and reimbursements(a)(f)	47.05	%(c)	60.70	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)(f)	(0.20)%		5.47%
Before waivers and reimbursements(a)(f)	(45.10)%		(54.72)%
Portfolio turnover rate	1%		9%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$1.64		$5.34

See Notes to Financial Statements.

EQ ADVISORS TRUST

CROSSINGS MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2009 (Unaudited)		January 2, 2008* to December 31, 2008

Net asset value, beginning of period	$6.95		$10.00

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.19	(e)
Net realized and unrealized gain (loss) on investments	0.35		(3.03)

Total from investment operations	0.35		(2.84)

Less distributions:
Dividends from net investment income	—		(0.20)
Distributions from net realized gains	—		(0.01)

Total dividends and distributions	—		(0.21)

Net asset value, end of period	$7.30		$6.95

Total return(b)	5.04%		(28.32)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$75		$72
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.10%		0.10%
Before waivers and reimbursements(a)(f)	15.42%		52.44	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)(f)	(0.10)%		2.16%
Before waivers and reimbursements(a)(f)	(15.42)%		(56.39)%
Portfolio turnover rate	156%		10%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.51		$5.15
Class IB	Six Months Ended June 30, 2009 (Unaudited)		January 2, 2008* to December 31, 2008

Net asset value, beginning of period	$6.98		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)	0.72	(e)
Net realized and unrealized gain (loss) on investments	0.35		(3.54)

Total from investment operations	0.34		(2.82)

Less distributions:
Dividends from net investment income	—		(0.19)
Distributions from net realized gains	—		(0.01)

Total dividends and distributions	—		(0.20)

Net asset value, end of period	$7.32		$6.98

Total return(b)	4.87%		(28.08)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$475		$812
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.20%		0.20%
Before waivers and reimbursements(a)(f)	15.52	%(c)	52.54	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)(f)	(0.20)%		9.04%
Before waivers and reimbursements(a)(f)	(14.80)%		(39.24)%
Portfolio turnover rate	156%		10%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.49		$3.87

See Notes to Financial Statements.

EQ ADVISORS TRUST

CROSSINGS AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2009 (Unaudited)		January 2, 2008* to December 31, 2008

Net asset value, beginning of period	$6.25		$10.00

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.14	(e)
Net realized and unrealized gain (loss) on investments	0.32		(3.73)

Total from investment operations	0.32		(3.59)

Less distributions:
Dividends from net investment income	—		(0.15)
Distributions from net realized gains	—		(0.01)

Total dividends and distributions	—		(0.16)

Net asset value, end of period	$6.57		$6.25

Total return(b)	5.12%		(35.78)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$68		$64
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.10%		0.10%
Before waivers and reimbursements(a)(f)	18.40%		30.06	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)(f)	(0.09)%		1.67%
Before waivers and reimbursements(a)(f)	(18.40)%		(43.30)%
Portfolio turnover rate	—	%‡	7%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.18		$3.82
Class IB	Six Months Ended June 30, 2009 (Unaudited)		January 2, 2008* to December 31, 2008

Net asset value, beginning of period	$6.25		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)	0.31	(e)
Net realized and unrealized gain (loss) on investments	0.33		(3.90)

Total from investment operations	0.32		(3.59)

Less distributions:
Dividends from net investment income	—		(0.15)
Distributions from net realized gains	—		(0.01)

Total dividends and distributions	—		(0.16)

Net asset value, end of period	$6.57		$6.25

Total return(b)	5.12%		(35.85)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$628		$574
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.20%		0.20%
Before waivers and reimbursements(a)(f)	18.50	%(c)	30.16	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)(f)	(0.20)%		4.07%
Before waivers and reimbursements(a)(f)	(18.50)%		(21.68)%
Portfolio turnover rate	—	%‡	7%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.18		$1.93

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	May 27, 2009* to June 30, 2009 (Unaudited)

Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)
Net realized and unrealized gain (loss) on investments	0.26

Total from investment operations	0.27

Net asset value, end of period	$10.27

Total return (b)	2.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$103
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	0.70%
Before waivers and reimbursements(a)	155.31%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(a)	0.75%
Before waivers and reimbursements(a)	(153.86)%
Portfolio turnover rate	0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.66

See Notes to Financial Statements. 650

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	May 27, 2009* to June 30, 2009 (Unaudited)

Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)
Net realized and unrealized gain (loss) on investments	0.29

Total from investment operations	0.29

Net asset value, end of period	$10.29

Total return (b)	2.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$103
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	0.70%
Before waivers and reimbursements(a)	154.91%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(a)	(0.07)%
Before waivers and reimbursements(a)	(154.27)%
Portfolio turnover rate	0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.66

See Notes to Financial Statements. 651

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	May 27, 2009* to June 30, 2009 (Unaudited)

Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments	0.38

Total from investment operations	0.37

Net asset value, end of period	$10.37

Total return (b)	3.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$104
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	0.71%
Before waivers and reimbursements(a)	153.03%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(a)	(0.70)%
Before waivers and reimbursements(a)	(153.02)%
Portfolio turnover rate	0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.66

See Notes to Financial Statements. 652

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	May 27, 2009* to June 30, 2009 (Unaudited)

Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)
Net realized and unrealized gain (loss) on investments	0.13

Total from investment operations	0.19

Net asset value, end of period	$10.19

Total return (b)	1.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$102
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	0.70%
Before waivers and reimbursements(a)	156.44%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(a)	6.71%
Before waivers and reimbursements(a)	(149.03)%
Portfolio turnover rate	22%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.66

See Notes to Financial Statements. 653

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended		Year Ended December 31,
Class IA	June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.71		$14.47	$14.42	$12.70	$11.17	$9.62

Income (loss) from investment operations:
Net investment income (loss)	0.14	(e)	0.32 (e)	0.27 (e)	0.19 (e)	0.18 (e)	0.13
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.20		(7.56)	1.40	2.82	1.56	1.64

Total from investment operations	0.34		(7.24)	1.67	3.01	1.74	1.77

Less distributions:
Dividends from net investment income	—		(0.33)	(0.24)	(0.24)	(0.21)	(0.22)
Distributions from net realized gains	—		(0.19)	(1.38)	(1.05)	—	—

Total dividends and distributions	—		(0.52)	(1.62)	(1.29)	(0.21)	(0.22)

Net asset value, end of period	$7.05		$6.71	$14.47	$14.42	$12.70	$11.17

Total return(b)	5.07%		(50.66)%	11.98%	23.80%	15.61%	18.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,009,605		$767,423	$1,713,719	$1,602,552	$1,330,210	$1,212,207
Ratio of expenses to average net assets:
After waivers(a)	0.90%		0.85%	0.85%	0.85%	0.85%	0.85%
After waivers and fees paid indirectly(a)	0.90%		0.85%	0.85%	0.85%	0.84%	0.83%
Before waivers and fees paid indirectly(a)	0.94%		0.90%	0.89%	0.88%	0.85%	0.85%
Ratio of net investment income to average net assets:
After waivers(a)	4.36%		2.83%	1.74%	1.36%	1.60%	1.28%
After waivers and fees paid indirectly(a)	4.37%		2.83%	1.74%	1.37%	1.61%	1.30%
Before waivers and fees paid indirectly(a)	4.32%		2.78%	1.69%	1.33%	1.60%	1.28%
Portfolio turnover rate	38%		65%	52%	70%	67%	60%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	#	$0.01	$0.01	$— #	$— #	$— #
	Six Months Ended		Year Ended December 31,
Class IB	June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.60		$14.25	$14.22	$12.53	$11.02	$9.50

Income (loss) from investment operations:
Net investment income (loss)	0.12	(e)	0.29 (e)	0.22 (e)	0.15 (e)	0.15 (e)	0.10
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.22		(7.44)	1.38	2.78	1.53	1.61

Total from investment operations	0.34		(7.15)	1.60	2.93	1.68	1.71

Less distributions:
Dividends from net investment income	—		(0.31)	(0.19)	(0.19)	(0.17)	(0.19)
Distributions from net realized gains	—		(0.19)	(1.38)	(1.05)	—	—

Total dividends and distributions	—		(0.50)	(1.57)	(1.24)	(0.17)	(0.19)

Net asset value, end of period	$6.94		$6.60	$14.25	$14.22	$12.53	$11.02

Total return(b)	5.15%		(50.83)%	11.69%	23.55%	15.33%	18.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$821,291		$807,551	$1,739,210	$1,342,183	$930,307	$667,930
Ratio of expenses to average net assets:
After waivers(a)	1.15%		1.10%	1.10%	1.10%	1.10%	1.10%
After waivers and fees paid indirectly(a)	1.15%		1.10%	1.10%	1.10%	1.09%	1.08%
Before waivers and fees paid indirectly(a)	1.19	%(c)	1.15%	1.14%	1.13%	1.10%	1.10%
Ratio of net investment income to average net assets:
After waivers(a)	3.86%		2.59%	1.46%	1.10%	1.35%	1.03%
After waivers and fees paid indirectly(a)	3.87%		2.59%	1.46%	1.10%	1.36%	1.05%
Before waivers and fees paid indirectly(a)	3.82%		2.54%	1.42%	1.06%	1.35%	1.03%
Portfolio turnover rate	38%		65%	52%	70%	67%	60%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	#	$0.01	$0.01	$— #	$— #	$— #

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended	Year Ended December 31,
Class IA	June 30, 2009 (Unaudited)	2008		2007		2006		2005		2004

Net asset value, beginning of period	$9.08	$16.39		$16.37		$16.28		$14.57		$12.75

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.02	(e)	(0.05	)(e)	(0.09	)(e)	(0.06	)(e)	(0.06)
Net realized and unrealized gain (loss) on investments	0.90	(7.31)		2.73		1.60		1.77		1.88

Total from investment operations	0.92	(7.29)		2.68		1.51		1.71		1.82

Less distributions:
Dividends from net investment income	—	—	#	—		—		—		—
Distributions from net realized gains	—	(0.02)		(2.66)		(1.42)		—		—

Total dividends and distributions	—	(0.02)		(2.66)		(1.42)		—		—

Net asset value, end of period	$10.00	$9.08		$16.39		$16.37		$16.28		$14.57

Total return(b)	10.13%	(44.52)%		17.00%		9.28%		11.74%		14.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$557,448	$308,472		$542,826		$509,593		$507,858		$493,124
Ratio of expenses to average net assets:
After fees paid indirectly(a)	0.89%	0.87%		0.86%		0.83%		0.76%		0.73%
Before fees paid indirectly(a)	0.90%	0.89%		0.87%		0.84%		0.80%		0.81%
Ratio of net investment income to average net assets:
After fees paid indirectly(a)	0.43%	0.17%		(0.26)%		(0.51)%		(0.39)%		(0.48)%
Before fees paid indirectly(a)	0.42%	0.15%		(0.27)%		(0.52)%		(0.43)%		(0.56)%
Portfolio turnover rate	36%	115%		84%		74%		103%		81%

	Six Months Ended	Year Ended December 31,
Class IB	June 30, 2009 (Unaudited)	2008		2007		2006		2005		2004

Net asset value, beginning of period	$8.76	$15.85		$15.95		$15.93		$14.29		$12.54

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	(0.01	)(e)	(0.09	)(e)	(0.13	)(e)	(0.09	)(e)	(0.09)
Net realized and unrealized gain (loss) on investments	0.87	(7.06)		2.65		1.57		1.73		1.84

Total from investment operations	0.88	(7.07)		2.56		1.44		1.64		1.75

Less distributions:
Distributions from net realized gains	—	(0.02)		(2.66)		(1.42)		—		—

Net asset value, end of period	$9.64	$8.76		$15.85		$15.95		$15.93		$14.29

Total return(b)	10.05%	(44.66)%		16.70%		8.98%		11.55%		13.96%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$432,232	$402,055		$771,708		$720,886		$692,269		$639,666
Ratio of expenses to average net assets:
After fees paid indirectly(a)	1.14%	1.12%		1.11%		1.08%		1.01%		0.98%
Before fees paid indirectly(a)	1.15%	1.14%		1.12%		1.09%		1.05%		1.06%
Ratio of net investment income to average net assets:
After fees paid indirectly(a)	0.24%	(0.08)%		(0.51)%		(0.76)%		(0.64)%		(0.73)%
Before fees paid indirectly(a)	0.23%	(0.10)%		(0.52)%		(0.77)%		(0.68)%		(0.81)%
Portfolio turnover rate	36%	115%		84%		74%		103%		81%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ARIEL APPRECIATION II PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended	Year Ended December 31,						October 3, 2005*
Class IA	June 30, 2009 (Unaudited)	2008		2007		2006		to December 31, 2005

Net asset value, beginning of period	$6.63	$10.93		$11.20		$10.16		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.12	(e)	0.09	(e)	0.09	(e)	0.04 (e)
Net realized and unrealized gain (loss) on investments	0.93	(4.30)		(0.20)		1.07		0.17

Total from investment operations	0.95	(4.18)		(0.11)		1.16		0.21

Less distributions:
Dividends from net investment income	—	(0.09)		(0.07)		(0.08)		(0.05)
Distributions from net realized gains	—	(0.03)		(0.09)		(0.04)		—

Total dividends and distributions	—	(0.12)		(0.16)		(0.12)		(0.05)

Net asset value, end of period	$7.58	$6.63		$10.93		$11.20		$10.16

Total return(b)	14.33%	(38.32)%		(0.95)%		11.43%		2.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,097	$1,189		$574		$114		$102
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	0.90%	0.90%		0.90%		0.90%		0.89%
After waivers, reimbursements and fees paid indirectly(a)	0.77%	0.86%		0.84%		0.76	%(c)	7.68%
Before waivers, reimbursements and fees paid indirectly(a)	1.05%	1.05%		1.01%		1.23	%(c)	7.68%
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)	0.38%	1.34%		0.75%		0.70%		1.55%
After waivers, reimbursements and fees paid indirectly(a)	0.51%	1.39%		0.80%		0.82%		1.55%
Before waivers, reimbursements and fees paid indirectly(a)	0.23%	1.19%		0.63%		0.32%		(5.24)%
Portfolio turnover rate	23%	37%		27%		34%		5%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$0.01		$0.01		$0.04		$0.17

	Six Months Ended	Year Ended December 31,						October 3, 2005*
Class IB	June 30, 2009 (Unaudited)	2008		2007		2006		to December 31, 2005

Net asset value, beginning of period	$6.64	$10.95		$11.22		$10.18		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.09	(e)	0.05	(e)	0.07	(e)	0.03 (e)
Net realized and unrealized gain (loss) on investments	0.94	(4.30)		(0.18)		1.06		0.17

Total from investment operations	0.95	(4.21)		(0.13)		1.13		0.20

Less distributions:
Dividends from net investment income	—	(0.07)		(0.05)		(0.05)		(0.02)
Distributions from net realized gains	—	(0.03)		(0.09)		(0.04)		—

Total dividends and distributions	—	(0.10)		(0.14)		(0.09)		(0.02)

Net asset value, end of period	$7.59	$6.64		$10.95		$11.22		$10.18

Total return(b)	14.31%	(38.50)%		(1.20)%		11.24%		1.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$57,970	$47,189		$60,769		$38,514		$9,074
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	1.15%	1.15%		1.15%		1.15%		1.14%
After waivers, reimbursements and fees paid indirectly(a)	1.02%	1.11%		1.09	%(c)	1.01%		7.93%
Before waivers, reimbursements and fees paid indirectly(a)	1.30%	1.30	%(c)	1.26	%(c)	1.48%		7.93%
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)	0.10%	0.90%		0.41%		0.53%		1.30%
After waivers, reimbursements and fees paid indirectly(a)	0.23%	0.94%		0.46%		0.66%		1.30%
Before waivers, reimbursements and fees paid indirectly(a)	(0.06)%	0.75%		0.29%		0.19%		(5.49)%
Portfolio turnover rate	23%	37%		27%		34%		5%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01	$0.01		$0.01		$0.03		$0.17

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN INCOME CORE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

		Year Ended December 31,			September 15,
Class IA	Six Months Ended June 30, 2009 (Unaudited)	2008		2007	2006* to December 31, 2006

Net asset value, beginning of period	$6.40	$10.28		$10.41	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.20	0.64	(e)	0.63 (e)	0.13	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.45	(3.93)		(0.38)	0.35

Total from investment operations	0.65	(3.29)		0.25	0.48

Less distributions:
Dividends from net investment income	—	(0.59)		(0.35)	(0.07)
Distributions from net realized gains	—	—		(0.03)	—

Total dividends and distributions	—	(0.59)		(0.38)	(0.07)

Net asset value, end of period	$7.05	$6.40		$10.28	$10.41

Total return (b)	10.16%	(31.65)%		2.36%	4.81%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$395,888	$363,213		$275,884	$1,572
Ratio of expenses to average net assets:
After waivers(a)	0.98%	1.05%		1.05%	1.05%
After waivers and fees paid indirectly(a)	0.84%	1.05%		1.05%	1.05%
Before waivers and fees paid indirectly(a)	0.98%	1.05%		1.05%	1.28	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers(a)	6.18%	7.22%		5.83%	4.31%
After waivers and fees paid indirectly(a)	6.32%	7.22%		5.83%	4.31%
Before waivers and fees paid indirectly(a)	6.18%	7.22%		5.83%	3.65%
Portfolio turnover rate	31%	57%		20%	7%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$—		$—	$0.02

		Year Ended December 31,			September 15,
Class IB	Six Months Ended June 30, 2009 (Unaudited)	2008		2007	2006* to December 31, 2006

Net asset value, beginning of period	$6.40	$10.28		$10.41	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.19	0.61	(e)	0.54 (e)	0.12	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.45	(3.92)		(0.32)	0.35

Total from investment operations	0.64	(3.31)		0.22	0.47

Less distributions:
Dividends from net investment income	—	(0.57)		(0.32)	(0.06)
Distributions from net realized gains	—	—		(0.03)	—

Total dividends and distributions	—	(0.57)		(0.35)	(0.06)

Net asset value, end of period	$7.04	$6.40		$10.28	$10.41

Total return (b)	10.00%	(31.83)%		2.07%	4.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$568,567	$500,707		$713,523	$153,843
Ratio of expenses to average net assets:
After waivers(a)	1.23%	1.30%		1.30%	1.30%
After waivers and fees paid indirectly(a)	1.09%	1.30	%(c)	1.30%	1.30%
Before waivers and fees paid indirectly(a)	1.23%	1.30%		1.30%	1.53	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers(a)	5.76%	6.79%		5.06%	4.03%
After waivers and fees paid indirectly(a)	5.89%	6.79%		5.06%	4.03%
Before waivers and fees paid indirectly(a)	5.75%	6.79%		5.06%	3.80%
Portfolio turnover rate	31%	57%		20%	7%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$—		$—	$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

			Year Ended December 31,			September 15,
Class IA	Six Months Ended June 30, 2009 (Unaudited)		2008	2007		2006* to December 31, 2006

Net asset value, beginning of period	$6.48		$9.84	$10.85		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05		0.11 (e)	0.12	(e)	0.03	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.15		(3.39)	(1.03)		0.84

Total from investment operations	0.20		(3.28)	(0.91)		0.87

Less distributions:
Dividends from net investment income	—		(0.08)	(0.07)		(0.02)
Distributions from net realized gains	—		—	(0.03)		—

Total dividends and distributions	—		(0.08)	(0.10)		(0.02)

Net asset value, end of period	$6.68		$6.48	$9.84		$10.85

Total return (b)	3.09%		(33.28)%	(8.39)%		8.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$188,633		$286,642	$246,846		$2,287
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	1.01%		1.05%	1.05%		1.05%
After waivers, reimbursements and fees paid indirectly(a)	0.57%		1.05%	1.05%		1.05%
Before waivers, reimbursements and fees paid indirectly(a)	1.04%		1.08%	1.08%		2.90	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(a)	1.27%		1.26%	1.12%		1.07%
After waivers, reimbursements and fees paid indirectly(a)	1.71%		1.26%	1.12%		1.07%
Before waivers, reimbursements and fees paid indirectly(a)	1.24%		1.23%	1.09%		(1.45)%
Portfolio turnover rate	55%		30%	3%		0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$— #	$—	#	$0.08

			Year Ended December 31,			September 15,
Class IB	Six Months Ended June 30, 2009 (Unaudited)		2008	2007		2006* to December 31, 2006

Net asset value, beginning of period	$6.49		$9.84	$10.85		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05		0.09 (e)	0.09	(e)	0.02	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.14		(3.37)	(1.03)		0.85

Total from investment operations	0.19		(3.28)	(0.94)		0.87

Less distributions:
Dividends from net investment income	—		(0.07)	(0.04)		(0.02)
Distributions from net realized gains	—		—	(0.03)		—

Total dividends and distributions	—		(0.07)	(0.07)		(0.02)

Net asset value, end of period	$6.68		$6.49	$9.84		$10.85

Total return (b)	2.77%		(33.35)%	(8.63)%		8.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$90,588		$84,282	$67,492		$19,238
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	1.26	%(c)	1.30%	1.30%		1.30%
After waivers, reimbursements and fees paid indirectly(a)	0.82	%(c)	1.30%	1.30%		1.30%
Before waivers, reimbursements and fees paid indirectly(a)	1.29	%(c)	1.33%	1.33	%(c)	3.15	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(a)	1.02%		1.02%	0.78%		0.66%
After waivers, reimbursements and fees paid indirectly(a)	1.56%		1.02%	0.78%		0.66%
Before waivers, reimbursements and fees paid indirectly(a)	1.00%		0.99%	0.73%		(1.07)%
Portfolio turnover rate	55%		30%	3%		0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$— #	$0.01		$0.05

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA MUTUAL SHARES CORE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

			Year Ended December 31,			September 15, 2006* to December 31, 2006
Class IA	Six Months Ended June 30, 2009 (Unaudited)		2008	2007

Net asset value, beginning of period	$6.43		$10.95	$10.74		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.06		0.16 (e)	0.17	(e)	0.03	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.15		(4.32)	0.04		0.73

Total from investment operations	0.21		(4.16)	0.21		0.76

Less distributions:
Dividends from net investment income	—		(0.36)	—		(0.02)
Distributions from net realized gains	—		—	—	#	—	#

Total dividends and distributions	—		(0.36)	—		(0.02)

Net asset value, end of period	$6.64		$6.43	$10.95		$10.74

Total return (b)	3.27%		(37.94)%	1.97%		7.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$389,276		$340,988	$284,503		$10,797
Ratio of expenses to average net assets:
After waivers(a)	1.00%		1.05%	1.05%		1.05%
After waivers and fees paid indirectly(a)	0.75%		1.05%	1.05%		1.05%
Before waivers and fees paid indirectly(a)	1.04%		1.12%	1.11%		1.40	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers(a)	1.80%		1.79%	1.56%		0.95%
After waivers and fees paid indirectly(a)	2.06%		1.79%	1.56%		0.95%
Before waivers and fees paid indirectly(a)	1.76%		1.72%	1.50%		0.50%
Portfolio turnover rate	68%		44%	31%		4%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$0.01	$0.01		$0.01

			Year Ended December 31,			September 15, 2006* to December 31, 2006
Class IB	Six Months Ended June 30, 2009 (Unaudited)		2008	2007

Net asset value, beginning of period	$6.41		$10.92	$10.74		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05		0.14 (e)	0.16	(e)	0.02	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.15		(4.31)	0.02		0.73

Total from investment operations	0.20		(4.17)	0.18		0.75

Less distributions:
Dividends from net investment income	—		(0.34)	—		(0.01)
Distributions from net realized gains	—		—	—	#	—	#

Total dividends and distributions	—		(0.34)	—		(0.01)

Net asset value, end of period	$6.61		$6.41	$10.92		$10.74

Total return (b)	3.12%		(38.13)%	1.69%		7.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$238,279		$232,101	$406,213		$99,547
Ratio of expenses to average net assets:
After waivers(a)	1.25	%(c)	1.30%	1.30%		1.30%
After waivers and fees paid indirectly(a)	1.00%		1.30%	1.30%		1.30%
Before waivers and fees paid indirectly(a)	1.29%		1.37%	1.36	%(c)	1.65	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers(a)	1.48%		1.56%	1.46%		0.67%
After waivers and fees paid indirectly(a)	1.73%		1.56%	1.46%		0.67%
Before waivers and fees paid indirectly(a)	1.44%		1.49%	1.42%		0.34%
Portfolio turnover rate	68%		44%	31%		4%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$0.01	$—	#	$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended		Year Ended		June 15, 2007* to
Class IA	June 30, 2009 (Unaudited)		December 31, 2008		December 31, 2007
Net asset value, beginning of period	$10.12		$10.72		$10.81

Income (loss) from investment operations:
Net investment income (loss)	(0.08	)(e)	(0.05	)(e)	0.10
Net realized and unrealized gain (loss) on investments	(1.45)		(0.53)		0.04

Total from investment operations	(1.53)		(0.58)		0.14

Less distributions:
Dividends from net investment income	—		(0.02)		(0.23)

Net asset value, end of period	$8.59		$10.12		$10.72

Total return(b)	(15.12)%		(5.43)%		1.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,596		$10,840		$17,553
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(w)	2.89%		3.36%		3.52%
After waivers and reimbursements, exclusive of dividends on securities sold short(a)	1.67%		1.59%		1.73%
Before waivers and reimbursements(a)(w)	2.89%		3.36%		3.52%
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)(w)	(1.69)%		(0.43)%		2.32%
After waivers and reimbursements, exclusive of dividends on securities sold short(a)	(0.46)%		1.34%		4.11%
Before waivers and reimbursements(a)(w)	(1.69)%		(0.43)%		2.32%
Portfolio turnover rate	89%		169%		149%
	Six Months Ended		Year Ended December 31,
Class IB	June 30, 2009 (Unaudited)		2008		2007	2006	2005	2004

Net asset value, beginning of period	$10.09		$10.72		$10.59	$10.74	$9.99	$9.64

Income (loss) from investment operations:
Net investment income (loss)	(0.09	)(e)	(0.08	)(e)	0.25	0.28	0.08	(0.04)
Net realized and unrealized gain (loss) on investments	(1.44)		(0.53)		0.10	(0.13)	0.67	0.39

Total from investment operations	(1.53)		(0.61)		0.35	0.15	0.75	0.35

Less distributions:
Dividends from net investment income	—		(0.02)		(0.22)	(0.30)	—	—

Net asset value, end of period	$8.56		$10.09		$10.72	$10.59	$10.74	$9.99

Total return(b)	(15.26)%		(5.71)%		3.29%	1.45%	7.51%	3.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$129,170		$166,708		$159,346	$167,206	$144,730	$53,045
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(w)	3.14	%(c)	3.65%		3.56%	3.06%	3.21%	3.14%
After waivers and reimbursements, exclusive of dividends on securities sold short(a)	1.92%		1.84%		1.98%	1.99%	1.99%	1.99%
Before waivers and reimbursements(a)(w)	3.14	%(c)	3.65%		3.56%	3.06%	3.23%	4.10%
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)(w)	(1.90)%		(0.78)%		2.19%	2.54%	1.02%	(0.77)%
After waivers and reimbursements, exclusive of dividends on securities sold short(a)	(0.70)%		1.01%		3.77%	****	****	****
Before waivers and reimbursements(a)(w)	(1.90)%		(0.78)%		2.19%	****	****	****
Portfolio turnover rate	89%		169%		149%	147%	123%	89%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA TEMPLETON GROWTH CORE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

			Year Ended December 31,			September 15,
	Six Months Ended June 30,					2006* to December 31,
Class IA	2009 (Unaudited)		2008	2007		2006

Net asset value, beginning of period	$6.32		$10.93	$10.79		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.09		0.18 (e)	0.09	(e)	0.03	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.32		(4.63)	0.16		0.78

Total from investment operations	0.41		(4.45)	0.25		0.81

Less distributions:
Dividends from net investment income	—		(0.16)	(0.08)		(0.02)
Distributions from net realized gains	—		—	(0.03)		—

Total dividends and distributions	—		(0.16)	(0.11)		(0.02)

Net asset value, end of period	$6.73		$6.32	$10.93		$10.79

Total return (b)	6.33%		(40.69)%	2.36%		8.11%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$407,545		$349,978	$274,235		$1,621
Ratio of expenses to average net assets:
After waivers(a)	1.04%		1.10%	1.10%		1.10%
After waivers and fees paid indirectly(a)	0.85%		1.10%	1.10%		1.10%
Before waivers and fees paid indirectly(a)	1.08%		1.12%	1.15%		1.59	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers(a)	2.67%		2.09%	0.76%		1.03%
After waivers and fees paid indirectly(a)	2.85%		2.09%	0.76%		1.03%
Before waivers and fees paid indirectly(a)	2.63%		2.06%	0.72%		0.10%
Portfolio turnover rate	46%		10%	5%		0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$— #	$0.01		$0.03

			Year Ended December 31,			September 15, 2006* to December 31,
	Six Months Ended June 30,
Class IB	2009 (Unaudited)		2008	2007		2006

Net asset value, beginning of period	$6.32		$10.93	$10.79		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.08		0.18 (e)	0.12	(e)	0.02	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.32		(4.64)	0.10		0.78

Total from investment operations	0.40		(4.46)	0.22		0.80

Less distributions:
Dividends from net investment income	—		(0.15)	(0.05)		(0.01)
Distributions from net realized gains	—		—	(0.03)		—

Total dividends and distributions	—		(0.15)	(0.08)		(0.01)

Net asset value, end of period	$6.72		$6.32	$10.93		$10.79

Total return (b)	6.17%		(40.84)%	2.09%		8.03%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$180,320		$170,500	$319,465		$74,947
Ratio of expenses to average net assets:
After waivers(a)	1.29%		1.35%	1.35%		1.35%
After waivers and fees paid indirectly(a)	1.10	%(c)	1.35%	1.35%		1.35%
Before waivers and fees paid indirectly(a)	1.33%		1.37%	1.40	%(c)	1.84	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers(a)	2.43%		1.93%	1.08%		0.50%
After waivers and fees paid indirectly(a)	2.62%		1.93%	1.08%		0.50%
Before waivers and fees paid indirectly(a)	2.40%		1.90%	1.04%		0.03%
Portfolio turnover rate	46%		10%	5%		0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$— #	$—	#	$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO(r)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended	Year Ended December 31,
	June 30,
Class IA	2009 (Unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.67	$15.66	$17.03	$15.06	$15.48	$14.71

Income (loss) from investment operations:
Net investment income (loss)	0.11 (e)	0.27 (e)	0.25 (e)	0.26 (e)	0.21 (e)	0.17
Net realized and unrealized gain (loss) on investments	0.38	(5.95)	(0.03)	2.92	0.28	1.42

Total from investment operations	0.49	(5.68)	0.22	3.18	0.49	1.59

Less distributions:
Dividends from net investment income	—	(0.25)	(0.24)	(0.25)	(0.18)	(0.16)
Distributions from net realized gains	—	(0.06)	(1.35)	(0.96)	(0.73)	(0.66)

Total dividends and distributions	—	(0.31)	(1.59)	(1.21)	(0.91)	(0.82)

Net asset value, end of period	$10.16	$9.67	$15.66	$17.03	$15.06	$15.48

Total return(b)	5.07%	(36.36)%	1.43%	21.18%	3.19%	10.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$408,779	$1,948,563	$2,516,049	$1,915,669	$1,361,870	$636,240
Ratio of expenses to average net assets:
After waivers(a)	0.72%	0.68%	0.68%	0.66%	0.62%	N/A
After waivers and fees paid indirectly(a)	0.71%	0.68%	0.67%	0.65%	0.60%	0.61%
Before waivers and fees paid indirectly(a)	0.72%	0.68%	0.68%	0.66%	0.62%	0.63%
Ratio of net investment income to average net assets:
After waivers(a)	2.35%	2.07%	1.43%	1.61%	1.35%	N/A
After waivers and fees paid indirectly(a)	2.36%	2.08%	1.44%	1.61%	1.37%	1.12%
Before waivers and fees paid indirectly(a)	2.35%	2.07%	1.43%	1.61%	1.35%	1.10%
Portfolio turnover rate	26%	48%	50%	38%	52%	49%

	Six Months Ended	Year Ended December 31,
Class IB	June 30, 2009 (Unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.69	$15.70	$17.07	$15.09	$15.50	$14.74

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.24 (e)	0.21 (e)	0.22 (e)	0.17 (e)	0.13 (e)
Net realized and unrealized gain (loss) on investments	0.39	(5.97)	(0.03)	2.93	0.29	1.41

Total from investment operations	0.48	(5.73)	0.18	3.15	0.46	1.54

Less distributions:
Dividends from net investment income	—	(0.22)	(0.20)	(0.21)	(0.14)	(0.12)
Distributions from net realized gains	—	(0.06)	(1.35)	(0.96)	(0.73)	(0.66)

Total dividends and distributions	—	(0.28)	(1.55)	(1.17)	(0.87)	(0.78)

Net asset value, end of period	$10.17	$9.69	$15.70	$17.07	$15.09	$15.50

Total return(b)	4.95%	(36.55)%	1.17%	20.90%	2.99%	10.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,051,570	$969,097	$1,584,756	$1,636,862	$1,445,518	$1,459,792
Ratio of expenses to average net assets:
After waivers(a)	0.97%	0.93%	0.93%	0.91%	0.87%	N/A
After waivers and fees paid indirectly(a)	0.96%	0.93%	0.92%	0.90%	0.85%	0.86%
Before waivers and fees paid indirectly(a)	0.97%	0.93%	0.93%	0.91%	0.87%	0.88%
Ratio of net investment income to average net assets:
After waivers(a)	1.97%	1.81%	1.18%	1.35%	1.10%	N/A
After waivers and fees paid indirectly(a)	1.98%	1.81%	1.19%	1.36%	1.12%	0.87%
Before waivers and fees paid indirectly(a)	1.97%	1.81%	1.18%	1.35%	1.10%	0.85%
Portfolio turnover rate	26%	48%	50%	38%	52%	49%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended		Year Ended December 31,
Class IA	June 30, 2009 (Unaudited)		2008	2007		2006	2005	2004

Net asset value, beginning of period	$8.67		$16.12	$16.67		$14.20	$13.03	$10.86

Income (loss) from investment operations:
Net investment income (loss)	0.11	(e)	0.37 (e)	0.32	(e)	0.30 (e)	0.25 (e)	0.17 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.59	†	(7.19)	1.34	(y)	3.37	1.19	2.21

Total from investment operations	0.70		(6.82)	1.66		3.67	1.44	2.38

Less distributions:
Dividends from net investment income	—		(0.31)	(0.39)		(0.32)	(0.27)	(0.21)
Distributions from net realized gains	—		(0.32)	(1.82)		(0.88)	—	—

Total dividends and distributions	—		(0.63)	(2.21)		(1.20)	(0.27)	(0.21)

Net asset value, end of period	$9.37		$8.67	$16.12		$16.67	$14.20	$13.03

Total return(b)	8.07%		(42.97)%	10.45	%(y)	25.98%	11.07%	22.04%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$324,679		$715,592	$1,203,247		$680,147	$236,340	$5,598
Ratio of expenses to average net assets:
After waivers(a)	1.05%		1.01%	1.00%		1.00%	1.00%	1.00%
After waivers and fees paid indirectly(a)	1.05%		1.01%	1.00%		1.00%	1.00%	0.93%
Before waivers and fees paid indirectly(a)	1.08%		1.03%	1.00%		1.00%	1.00%	1.00%
Ratio of net investment income to average net assets:
After waivers(a)	2.76%		2.90%	1.83%		1.82%	1.83%	1.42%
After waivers and fees paid indirectly(a)	2.76%		2.90%	1.83%		1.82%	1.83%	1.49%
Before waivers and fees paid indirectly(a)	2.73%		2.88%	1.83%		1.82%	1.83%	1.42%
Portfolio turnover rate	110%		119%	81%		57%	64%	63%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	#	$— #	$—		$—	$—	$—

	Six Months Ended		Year Ended December 31,
Class IB	June 30, 2009 (Unaudited)		2008	2007		2006	2005	2004

Net asset value, beginning of period	$8.67		$16.13	$16.67		$14.20	$13.03	$10.86

Income (loss) from investment operations:
Net investment income (loss)	0.16	(e)	0.33 (e)	0.30	(e)	0.29 (e)	0.21 (e)	0.14 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.53	†	(7.18)	1.32	(y)	3.34	1.19	2.21

Total from investment operations	0.69		(6.85)	1.62		3.63	1.40	2.35

Less distributions:
Dividends from net investment income	—		(0.29)	(0.34)		(0.28)	(0.23)	(0.18)
Distributions from net realized gains	—		(0.32)	(1.82)		(0.88)	—	—

Total dividends and distributions	—		(0.61)	(2.16)		(1.16)	(0.23)	(0.18)

Net asset value, end of period	$9.36		$8.67	$16.13		$16.67	$14.20	$13.03

Total return(b)	7.96%		(43.15)%	10.22	%(y)	25.66%	10.79%	21.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$990,468		$933,078	$1,807,680		$1,655,259	$1,189,337	$894,530
Ratio of expenses to average net assets:
After waivers(a)	1.30%		1.26%	1.25%		1.25%	1.25%	1.25%
After waivers and fees paid indirectly(a)	1.30%		1.26%	1.25%		1.25%	1.25%	1.18%
Before waivers and fees paid indirectly(a)	1.33	%(c)	1.28%	1.25%		1.25%	1.25%	1.25%
Ratio of net investment income to average net assets:
After waivers(a)	3.83%		2.59%	1.73%		1.77%	1.58%	1.17%
After waivers and fees paid indirectly(a)	3.83%		2.59%	1.73%		1.77%	1.58%	1.24%
Before waivers and fees paid indirectly(a)	3.81%		2.57%	1.73%		1.77%	1.58%	1.17%
Portfolio turnover rate	110%		119%	81%		57%	64%	63%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	#	$— #	$—		$—	$—	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended	Year Ended December 31,
Class IA	June 30, 2009 (Unaudited)	2008		2007	2006		2005		2004

Net asset value, beginning of period	$10.22	$10.12		$10.01	$10.11		$10.69		$11.56

Income (loss) from investment operations:
Net investment income (loss)	0.21 (e)	0.45	(e)	0.51 (e)	0.45	(e)	0.42	(e)	0.55
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.04)	0.10		0.15	(0.06)		(0.33)		(0.30)

Total from investment operations	0.17	0.55		0.66	0.39		0.09		0.25

Less distributions:
Dividends from net investment income	—	(0.45)		(0.55)	(0.48)		(0.49)		(1.10)
Distributions from net realized gains	—	—		—	(0.01)		(0.18)		(0.02)

Total dividends and distributions	—	(0.45)		(0.55)	(0.49)		(0.67)		(1.12)

Net asset value, end of period	$10.39	$10.22		$10.12	$10.01		$10.11		$10.69

Total return(b)	1.66%	5.49%		6.66%	3.85%		0.89%		2.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$61,088	$61,519		$38,039	$40,299		$47,085		$61,708
Ratio of expenses to average net assets:
After waivers(a)	0.45%	0.45%		0.45%	0.65%		0.75	%(c)	0.75%
Before waivers(a)	0.66%	0.74%		0.70%	0.72%		0.76	%(c)	0.78%
Ratio of net investment income to average net assets:
After waivers(a)	4.18%	4.44%		4.97%	4.45%		3.91	%(c)	3.91%
Before waivers(a)	3.97%	4.14%		4.72%	4.37%		3.90	%(c)	3.88%
Portfolio turnover rate	25%	55%		35%	153%		49%		13%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01	$0.03		$0.03	$0.01		$—	#	$— #
	Six Months Ended	Year Ended December 31,					June 20, 2005* to
Class IB	June 30, 2009 (Unaudited)	2008		2007	2006		December 31, 2005
Net asset value, beginning of period	$10.24	$10.13		$10.02	$10.12		$10.77

Income (loss) from investment operations:
Net investment income (loss)	0.20 (e)	0.43	(e)	0.48 (e)	0.44	(e)	0.21	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.05)	0.11		0.15	(0.07)		(0.21)

Total from investment operations	0.15	0.54		0.63	0.37		—	#

Less distributions:
Dividends from net investment income	—	(0.43)		(0.52)	(0.46)		(0.47)
Distributions from net realized gains	—	—		—	(0.01)		(0.18)

Total dividends and distributions	—	(0.43)		(0.52)	(0.47)		(0.65)

Net asset value, end of period	$10.39	$10.24		$10.13	$10.02		$10.12

Total return(b)	1.46%	5.32%		6.38%	3.58%		(0.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,252	$3,382		$995	$598		$251
Ratio of expenses to average net assets:
After waivers(a)	0.70%	0.70%		0.70%	0.90	%(c)	1.00	%(c)
Before waivers(a)	0.91%	0.99	%(c)	0.95%	0.97	%(c)	1.01	%(c)
Ratio of net investment income to average net assets:
After waivers(a)	3.92%	4.19%		4.71%	4.30%		3.66	%(c)
Before waivers(a)	3.71%	3.88%		4.46%	4.18%		3.65	%(c)
Portfolio turnover rate	25%	55%		35%	153%		49%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01	$0.03		$0.03	$0.01		$—	#

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO(n)

FINANCIAL HIGHLIGHTS — (Continued)

		Year Ended December 31,					December 13,
	Six Months Ended						2004* to
Class IA	June 30, 2009 (Unaudited)	2008		2007	2006	2005	December 31, 2004

Net asset value, beginning of period	$4.26	$6.54		$6.91	$6.35	$6.06	$5.99

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.13	(e)	0.21 (e)	0.14 (e)	0.12 (e)	0.01	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.35)	(2.20)		0.05	0.88	0.27	0.15

Total from investment operations	(0.28)	(2.07)		0.26	1.02	0.39	0.16

Less distributions:
Dividends from net investment income	—	(0.14)		(0.15)	(0.14)	(0.10)	(0.09)
Distributions from net realized gains	—	(0.07)		(0.48)	(0.32)	—	—

Total dividends and distributions	—	(0.21)		(0.63)	(0.46)	(0.10)	(0.09)

Net asset value, end of period	$3.98	$4.26		$6.54	$6.91	$6.35	$6.06

Total return(b)	(6.57)%	(32.11)%		3.89%	16.17%	6.47%	1.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$411,909	$376,369		$123,390	$104,746	$109,196	$117,151
Ratio of expenses to average net assets:
After waivers(a)	0.80%	0.80%		0.80%	0.80%	0.80%	0.80	%(c)
After waivers and fees paid indirectly(a)	0.80%	0.80%		0.80%	0.80%	0.79%	0.80	%(c)
Before waivers and fees paid indirectly(a)	0.90%	0.92%		0.89%	0.87%	0.83%	0.89	%(c)
Ratio of net investment income to average net assets:
After waivers(a)	3.54%	2.61%		2.93%	2.09%	1.90%	1.85	%(c)
After waivers and fees paid indirectly(a)	3.54%	2.61%		2.93%	2.09%	1.91%	1.85	%(c)
Before waivers and fees paid indirectly(a)	3.44%	2.49%		2.84%	2.02%	1.87%	1.76	%(c)
Portfolio turnover rate	50%	88%		65%	84%	92%	55%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$0.01		$0.01	$— #	$— #	$—	#

	Six Months Ended	Year Ended December 31,
Class IB	June 30, 2009 (Unaudited)	2008		2007	2006	2005	2004

Net asset value, beginning of period	$4.27	$6.56		$6.93	$6.36	$6.07	$5.27

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.17	(e)	0.19 (e)	0.12 (e)	0.10 (e)	0.09	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.34)	(2.26)		0.05	0.89	0.28	0.85

Total from investment operations	(0.28)	(2.09)		0.24	1.01	0.38	0.94

Less distributions:
Dividends from net investment income	—	(0.13)		(0.13)	(0.12)	(0.09)	(0.14)
Distributions from net realized gains	—	(0.07)		(0.48)	(0.32)	—	—

Total dividends and distributions	—	(0.20)		(0.61)	(0.44)	(0.09)	(0.14)

Net asset value, end of period	$3.99	$4.27		$6.56	$6.93	$6.36	$6.07

Total return(b)	(6.56)%	(32.34)%		3.61%	16.01%	6.19%	17.88%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$250,379	$247,769		$343,385	$344,728	$260,079	$92,294
Ratio of expenses to average net assets:
After waivers(a)	1.05%	1.05%		1.05%	1.05%	1.05%	1.05%
After waivers and fees paid indirectly(a)	1.05%	1.05%		1.05%	1.05%	1.04%	1.05%
Before waivers and fees paid indirectly(a)	1.15%	1.17	%(c)	1.14%	1.12%	1.08%	1.21%
Ratio of net investment income to average net assets:
After waivers(a)	3.30%	3.07%		2.68%	1.84%	1.65%	1.60%
After waivers and fees paid indirectly(a)	3.30%	3.07%		2.68%	1.84%	1.66%	1.60%
Before waivers and fees paid indirectly(a)	3.20%	2.97%		2.59%	1.77%	1.62%	1.44%
Portfolio turnover rate	50%	88%		65%	84%	92%	55%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$0.01		$0.01	$— #	$— #	$—	#

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO(o)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended	Year Ended December 31,
Class IA	June 30, 2009 (Unaudited)	2008	2007		2006		2005		2004

Net asset value, beginning of period	$4.95	$9.20	$8.62		$8.26		$7.84		$7.55

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.04 (e)	0.04	(e)	0.03	(e)	—	#(e)	— #
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.28	(4.16)	1.02		0.42		0.70		0.29

Total from investment operations	0.30	(4.12)	1.06		0.45		0.70		0.29

Less distributions:
Dividends from net investment income	—	(0.03)	(0.05)		—		—		—
Distributions from net realized gains	—	(0.10)	(0.43)		(0.09)		(0.28)		—

Total dividends and distributions	—	(0.13)	(0.48)		(0.09)		(0.28)		—

Net asset value, end of period	$5.25	$4.95	$9.20		$8.62		$8.26		$7.84

Total return(b)	6.06%	(45.10)%	12.38%		5.50%		8.92%		3.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,898	$2,956	$6,475		$7,005		$74		$68
Ratio of expenses to average net assets:
After waivers(a)	0.90%	0.81%	0.80%		0.80%		0.80%		0.80%
After waivers and fees paid indirectly(a)	0.90%	0.81%	0.80%		0.80%		0.78%		0.75%
Before waivers and fees paid indirectly(a)	0.95%	0.89%	0.88%		0.87%		0.84%		0.94%
Ratio of net investment income to average net assets:
After waivers(a)	0.63%	0.56%	0.48%		0.34%		(0.02)%		— ‡‡
After waivers and fees paid indirectly(a)	0.63%	0.56%	0.48%		0.34%		—	‡‡	0.05%
Before waivers and fees paid indirectly(a)	0.58%	0.48%	0.41%		0.27%		(0.06)%		(0.14)%
Portfolio turnover rate	27%	79%	57%		61%		114%		38%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$0.01	$0.01		$0.01		$—	#	$0.01

	Six Months Ended	Year Ended December 31,
Class IB	June 30, 2009 (Unaudited)	2008	2007		2006		2005		2004

Net asset value, beginning of period	$4.90	$9.10	$8.53		$8.19		$7.79		$7.52

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.02 (e)	0.02	(e)	—	#(e)	(0.02	)(e)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.28	(4.10)	1.00		0.43		0.70		0.28

Total from investment operations	0.29	(4.08)	1.02		0.43		0.68		0.27

Less distributions:
Dividends from net investment income	—	(0.02)	(0.02)		—		—		—
Distributions from net realized gains	—	(0.10)	(0.43)		(0.09)		(0.28)		—

Total dividends and distributions	—	(0.12)	(0.45)		(0.09)		(0.28)		—

Net asset value, end of period	$5.19	$4.90	$9.10		$8.53		$8.19		$7.79

Total return(b)	5.92%	(45.18)%	12.10%		5.30%		8.72%		3.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$57,875	$53,313	$94,220		$79,100		$72,411		$47,244
Ratio of expenses to average net assets:
After waivers(a)	1.15%	1.06%	1.05%		1.05%		1.05%		1.05%
After waivers and fees paid indirectly(a)	1.15%	1.06%	1.05%		1.05%		1.03%		1.00%
Before waivers and fees paid indirectly(a)	1.20%	1.14%	1.13	%(c)	1.12	%(c)	1.09%		1.19%
Ratio of net investment income to average net assets:
After waivers(a)	0.37%	0.32%	0.23%		(0.01)%		(0.27)%		(0.25)%
After waivers and fees paid indirectly(a)	0.37%	0.32%	0.23%		(0.01)%		(0.25)%		(0.20)%
Before waivers and fees paid indirectly(a)	0.33%	0.24%	0.16%		(0.06)%		(0.31)%		(0.39)%
Portfolio turnover rate	27%	79%	57%		61%		114%		38%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$0.01	$0.01		$—	#	$—	#	$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended	Year Ended December 31,
Class IA	June 30, 2009 (Unaudited)	2008	2007		2006		2005		2004

Net asset value, beginning of period	$8.79	$14.82	$14.01		$13.07		$12.43		$11.84

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.06 (e)	0.05	(e)	0.03	(e)	0.02	(e)	0.12
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.87	(6.01)	0.76		0.97		0.65		0.57

Total from investment operations	0.93	(5.95)	0.81		1.00		0.67		0.69

Less distributions:
Dividends from net investment income	—	(0.08)	—		(0.06)		(0.03)		(0.10)

Net asset value, end of period	$9.72	$8.79	$14.82		$14.01		$13.07		$12.43

Total return(b)	10.58%	(40.24)%	5.78%		7.63%		5.38%		5.81%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$409	$498	$8,206		$139		$131		$126
Ratio of expenses to average net assets:
After waivers(a)	0.70%	0.70%	0.70%		0.70%		0.70%		0.70%
After waivers and fees paid indirectly(a)	0.69%	0.69%	0.70%		0.69%		0.69%		0.42%
Before waivers and fees paid indirectly(a)	0.82%	0.80%	0.79%		0.78%		0.74%		0.74%
Ratio of net investment income to average net assets:
After waivers(a)	1.27%	0.42%	0.36%		0.24%		0.17%		0.71%
After waivers and fees paid indirectly(a)	1.28%	0.43%	0.36%		0.25%		0.18%		0.99%
Before waivers and fees paid indirectly(a)	1.15%	0.32%	0.27%		0.17%		0.13%		0.67%
Portfolio turnover rate	28%	43%	39%		33%		49%		133%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01	$0.01	$0.01		$0.01		$—	#	$— #

	Six Months Ended	Year Ended December 31,
Class IB	June 30, 2009 (Unaudited)	2008	2007		2006		2005		2004

Net asset value, beginning of period	$8.79	$14.78	$14.01		$13.06		$12.46		$11.87

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.02 (e)	—	#(e)	—	#(e)	(0.01	)(e)	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.86	(5.99)	0.77		0.97		0.64		0.56

Total from investment operations	0.91	(5.97)	0.77		0.97		0.63		0.65

Less distributions:
Dividends from net investment income	—	(0.02)	—		(0.02)		(0.03)		(0.06)

Net asset value, end of period	$9.70	$8.79	$14.78		$14.01		$13.06		$12.46

Total return(b)	10.35%	(40.38)%	5.50%		7.44%		5.04%		5.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$309,930	$285,492	$476,867		$402,219		$297,416		$254,282
Ratio of expenses to average net assets:
After waivers(a)	0.95%	0.95%	0.95%		0.95%		0.95%		0.95%
After waivers and fees paid indirectly(a)	0.94%	0.94%	0.95%		0.94%		0.94%		0.67%
Before waivers and fees paid indirectly(a)	1.07%	1.05%	1.04%		1.03%		0.99%		0.99%
Ratio of net investment income to average net assets:
After waivers(a)	1.19%	0.16%	0.01%		(0.01)%		(0.08)%		0.46%
After waivers and fees paid indirectly(a)	1.20%	0.17%	0.01%		—	‡‡	(0.07)%		0.74%
Before waivers and fees paid indirectly(a)	1.07%	0.06%	(0.08)%		(0.09)%		(0.12)%		0.42%
Portfolio turnover rate	28%	43%	39%		33%		49%		133%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01	$0.01	$0.01		$0.01		$—	#	$— #

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO(h)(p)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended	Year Ended December 31,
Class IA	June 30, 2009 (Unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.12	$13.87	$13.94	$12.50	$11 86	$10.75

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.13 (e)	0.13 (e)	0.11 (e)	0.09 (e)	0.10 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.36	(5.55)	0.13	1.44	0.65	1.11

Total from investment operations	0.44	(5.42)	0.26	1.55	0.74	1.21

Less distributions:
Dividends from net investment income	—	(0.13)	(0.18)	(0.11)	(0.10)	(0.10)
Distributions from net realized gains	—	(0.20)	(0.15)	—	—	—

Total dividends and distributions	—	(0.33)	(0.33)	(0.11)	(0.10)	(0.10)

Net asset value, end of period	$8.56	$8.12	$13.87	$13.94	$12.50	$11.86

Total return(b)	5.42%	(39.50)%	1.89%	12.32%	6.32%	11.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,182	$18,434	$36,235	$4,494	$3,981	$523
Ratio of expenses to average net assets:
After waivers(a)	0.72%	0.70%	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly(a)	0.70%	0.69%	0.70%	0.69%	0.69%	0.65%
Before waivers and fees paid indirectly(a)	0.80%	0.77%	0.76%	0.75%	0.70%	0.70%
Ratio of net investment income to average net assets:
After waivers(a)	2.00%	1.14%	0.92%	0.81%	0.72%	0.82%
After waivers and fees paid indirectly(a)	2.02%	1.15%	0.93%	0.82%	0.73%	0.87%
Before waivers and fees paid indirectly(a)	1.92%	1.08%	0.86%	0.76%	0.72%	0.82%
Portfolio turnover rate	40%	41%	68%	28%	30%	20%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$0.01	$0.01	$0.01	$— #	$— #

	Six Months Ended	Year Ended December 31,
Class IB	June 30, 2009 (Unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.13	$13.88	$13.95	$12.51	$11.86	$10.76

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.10 (e)	0.09 (e)	0.07 (e)	0.06 (e)	0.07 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.36	(5.54)	0.13	1.45	0.66	1.10

Total from investment operations	0.43	(5.44)	0.22	1.52	0.72	1.17

Less distributions:
Dividends from net investment income	—	(0.11)	(0.14)	(0.08)	(0.07)	(0.07)
Distributions from net realized gains	—	(0.20)	(0.15)	—	—	—

Total dividends and distributions	—	(0.31)	(0.29)	(0.08)	(0.07)	(0.07)

Net asset value, end of period	$8.56	$8.13	$13.88	$13.95	$12.51	$11.86

Total return(b)	5.29%	(39.62)%	1.63%	12.12%	6.05%	10.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,010,023	$1,011,551	$1,997,795	$1,060,928	$1,025,615	$1,028,221
Ratio of expenses to average net assets:
After waivers(a)	0.97%	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly(a)	0.95%	0.94%	0.95%	0.94%	0.94%	0.90%
Before waivers and fees paid indirectly(a)	1.05%	1.02%	1.01%	1.00%	0.95%	0.95%
Ratio of net investment income to average net assets:
After waivers(a)	1.75%	0.89%	0.59%	0.56%	0.47%	0.57%
After waivers and fees paid indirectly(a)	1.77%	0.90%	0.59%	0.57%	0.48%	0.62%
Before waivers and fees paid indirectly(a)	1.67%	0.83%	0.52%	0.51%	0.47%	0.57%
Portfolio turnover rate	40%	41%	68%	28%	30%	20%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$0.01	$0.01	$0.01	$— #	$— #

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended	Year Ended December 31,
Class IB	June 30, 2009 (Unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$3.24	$4.46	$4.65	$4.56	$4.70	$4.82

Income (loss) from investment operations:
Net investment income (loss)	0.16 (e)	0.33 (e)	0.33 (e)	0.32 (e)	0.32 (e)	0.35
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.53	(1.21)	(0.20)	0.04	(0.19)	0.10

Total from investment operations	0.69	(0.88)	0.13	0.36	0.13	0.45

Less distributions:
Dividends from net investment income	—	(0.34)	(0.32)	(0.27)	(0.27)	(0.57)

Net asset value, end of period	$3.93	$3.24	$4.46	$4.65	$4.56	$4.70

Total return(b)	21.30%	(19.08)%	2.81%	7.95%	2.72%	9.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$332,255	$196,526	$233,886	$192,056	$115,154	$86,676
Ratio of expenses to average net assets:
After waivers(a)	1.05%	1.01%	1.00%	0.96%	0.85%	0.85%
After waivers and fees paid indirectly(a)	1.05%	1.01%	1.00%	0.96%	0.85%	N/A
Before waivers and fees paid indirectly(a)	1.05%	1.05%	1.01%	1.00%	1.01%	0.97%
Ratio of net investment income to average net assets:
After waivers(a)	8.62%	7.82%	6.90%	6.76%	6.75%	6.61%
After waivers and fees paid indirectly(a)	8.62%	7.82%	6.90%	6.76%	6.75%	N/A
Before waivers and fees paid indirectly(a)	8.62%	7.78%	6.89%	6.72%	6.59%	6.49%
Portfolio turnover rate	36%	74%	77%	51%	50%	66%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	$— #	$— #	$— #	$0.01	$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended	Year Ended December 31,
Class IA	June 30, 2009 (Unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$11.11	$20.27	$19.80	$18.09	$17.49	$15.47

Income (loss) from investment operations:
Net investment income (loss)	0.11 (e)	0.29 (e)	0.25 (e)	0.27 (e)	0.18 (e)	0.21
Net realized and unrealized gain (loss) on investments and futures	0.39	(9.14)	0.48	1.72	0.61	2.01

Total from investment operations	0.50	(8.85)	0.73	1.99	0.79	2.22

Less distributions:
Dividends from net investment income	—	(0.31)	(0.26)	(0.28)	(0.19)	(0.20)

Net asset value, end of period	$11.61	$11.11	$20.27	$19.80	$18.09	$17.49

Total return(b)	4.50%	(43.67)%	3.73%	11.01%	4.52%	14.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,151,271	$3,168,157	$6,425,334	$7,114,739	$7,297,020	$7,847,618
Ratio of expenses to average net assets:
After fees paid indirectly(a)	0.50%	0.46%	0.59%	0.55%	0.50%	0.43%
Before fees paid indirectly(a)	0.50%	0.61%	0.60%	0.57%	0.52%	0.52%
Ratio of net investment income to average net assets:
After fees paid indirectly(a)	2.17%	1.79%	1.21%	1.43%	1.05%	1.23%
Before fees paid indirectly(a)	2.17%	1.64%	1.20%	1.42%	1.03%	1.14%
Portfolio turnover rate	2%	83%	44%	35%	38%	47%

	Six Months Ended	Year Ended December 31,
Class IB	June 30, 2009 (Unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$11.05	$20.16	$19.69	$17.99	$17.39	$15.38

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	0.25 (e)	0.19 (e)	0.22 (e)	0.14 (e)	0.15
Net realized and unrealized gain (loss) on investments and futures	0.39	(9.08)	0.49	1.71	0.60	2.02

Total from investment operations	0.49	(8.83)	0.68	1.93	0.74	2.17

Less distributions:
Dividends from net investment income	—	(0.28)	(0.21)	(0.23)	(0.14)	(0.16)

Net asset value, end of period	$11.54	$11.05	$20.16	$19.69	$17.99	$17.39

Total return(b)	4.43%	(43.81)%	3.48%	10.72%	4.27%	14.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,039,366	$1,034,651	$2,090,492	$2,364,942	$2,351,936	$2,320,683
Ratio of expenses to average net assets:
After fees paid indirectly(a)	0.75%	0.71%	0.84%	0.80%	0.75%	0.68%
Before fees paid indirectly(a)	0.75%	0.86%	0.85%	0.82%	0.77%	0.77%
Ratio of net investment income to average net assets:
After fees paid indirectly(a)	1.92%	1.54%	0.96%	1.18%	0.80%	0.98%
Before fees paid indirectly(a)	1.92%	1.39%	0.95%	1.17%	0.78%	0.89%
Portfolio turnover rate	2%	83%	44%	35%	38%	47%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX II PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended		Year Ended December 31,			August 31, 2006*
Class IA	June 30, 2009 (Unaudited)		2008		2007	to December 31, 2006

Net asset value, beginning of period	$6.44		$10.62		$10.81	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	(e)	0.08	(e)	0.09 (e)	0.03	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.70		(4.19)		0.30	0.86

Total from investment operations	0.73		(4.11)		0.39	0.89

Less distributions:
Dividends from net investment income	—		(0.07)		(0.08)	(0.03)
Distributions from net realized gains	—		—		(0.50)	(0.05)

Total dividends and distributions	—		(0.07)		(0.58)	(0.08)

Net asset value, end of period	$7.17		$6.44		$10.62	$10.81

Total return(b)	11.34%		(38.72)%		3.69%	8.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,269		$2,938		$5,645	$5,445
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	0.99%		1.05%		1.05%	1.05%
Before waivers and reimbursements(a)	1.39%		1.79%		1.30%	2.43	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)	0.90%		0.88%		0.84%	0.92%
Before waivers and reimbursements(a)	0.50%		0.14%		0.58%	(0.53)%
Portfolio turnover rate	91%		160%		168%	51%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01		$0.06		$0.03	$0.05

	Six Months Ended		Year Ended December 31,			August 31, 2006*
Class IB	June 30, 2009 (Unaudited)		2008		2007	to December 31, 2006

Net asset value, beginning of period	$6.44		$10.62		$10.81	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	(e)	0.06	(e)	0.07 (e)	0.02	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.70		(4.19)		0.29	0.86

Total from investment operations	0.72		(4.13)		0.36	0.88

Less distributions:
Dividends from net investment income	—		(0.05)		(0.05)	(0.02)
Distributions from net realized gains	—		—		(0.50)	(0.05)

Total dividends and distributions	—		(0.05)		(0.55)	(0.07)

Net asset value, end of period	$7.16		$6.44		$10.62	$10.81

Total return(b)	11.18%		(38.87)%		3.42%	8.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$44,215		$32,544		$45,942	$13,705
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	1.24	%(c)	1.30%		1.30%	1.30%
Before waivers and reimbursements(a)	1.64	%(c)	2.04	%(c)	1.55%	2.68	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)	0.65%		0.64%		0.57%	0.67%
Before waivers and reimbursements(a)	0.26%		(0.12)%		0.32%	(0.67)%
Portfolio turnover rate	91%		160%		168%	51%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01		$0.07		$0.03	$0.05

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended		Year Ended December 31,
Class IA	June 30, 2009 (Unaudited)		2008		2007	2006		2005	2004

Net asset value, beginning of period	$9.36		$10.80		$10.96	$11.00		$11.14	$11.18

Income (loss) from investment operations:
Net investment income (loss)	0.14	(e)	0.45	(e)	0.56 (e)	0.55	(e)	0.42 (e)	0.33 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.18)		(1.39)		(0.20)	(0.08)		(0.14)	0.15

Total from investment operations	(0.04)		(0.94)		0.36	0.47		0.28	0.48

Less distributions:
Dividends from net investment income	—		(0.50)		(0.52)	(0.51)		(0.40)	(0.32)
Distributions from net realized gains	—		—		—	—		(0.02)	(0.20)

Total dividends and distributions	—		(0.50)		(0.52)	(0.51)		(0.42)	(0.52)

Net asset value, end of period	$9.32		$9.36		$10.80	$10.96		$11.00	$11.14

Total return(b)	(0.43)%		(8.70)%		3.35%	4.28%		2.50%	4.31%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,345,374		$102,806		$633,814	$105,248		$11,367	$5,715
Ratio of expenses to average net assets(a)	0.49%		0.57%		0.56%	0.56%		0.49%	0.50%
Ratio of net investment income (loss) to average net assets(a)	3.02%		4.24%		5.02%	4.87%		3.75%	2.93%
Portfolio turnover rate	173%		462%		513%	543%		588%	560%

	Six Months Ended		Year Ended December 31,
Class IB	June 30, 2009 (Unaudited)		2008		2007	2006		2005	2004

Net asset value, beginning of period	$9.37		$10.81		$10.97	$11.01		$11.15	$11.19

Income (loss) from investment operations:
Net investment income (loss)	0.13	(e)	0.42	(e)	0.53 (e)	0.50	(e)	0.39 (e)	0.30 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.18)		(1.39)		(0.20)	(0.06)		(0.14)	0.15

Total from investment operations	(0.05)		(0.97)		0.33	0.44		0.25	0.45

Less distributions:
Dividends from net investment income	—		(0.47)		(0.49)	(0.48)		(0.37)	(0.29)
Distributions from net realized gains	—		—		—	—		(0.02)	(0.20)

Total dividends and distributions	—		(0.47)		(0.49)	(0.48)		(0.39)	(0.49)

Net asset value, end of period	$9.32		$9.37		$10.81	$10.97		$11.01	$11.15

Total return(b)	(0.53)%		(8.93)%		3.08%	4.01%		2.24%	4.13%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,034,834		$1,104,157		$1,529,392	$1,491,463		$1,392,453	$1,208,076
Ratio of expenses to average net assets(a)	0.74	%(c)	0.82	%(c)	0.81%	0.81	%(c)	0.74%	0.75%
Ratio of net investment income (loss) to average net assets(a)	2.86%		4.05%		4.78%	4.50%		3.50%	2.68%
Portfolio turnover rate	173%		462%		513%	543%		588%	560%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended		Year Ended December 31,				August 31, 2006*
Class IA	June 30, 2009 (Unaudited)		2008		2007		to December 31, 2006

Net asset value, beginning of period	$6.71		$11.13		$10.80		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04	(e)	0.09	(e)	0.12	(e)	0.07	(e)
Net realized and unrealized gain (loss) on investments	0.44	†	(4.44)		0.32		0.76

Total from investment operations	0.48		(4.35)		0.44		0.83

Less distributions:
Dividends from net investment income	—		(0.07)		(0.08)		(0.03)
Distributions from net realized gains	—		—		(0.03)		—	#

Total dividends and distributions	—		(0.07)		(0.11)		(0.03)

Net asset value, end of period	$7.19		$6.71		$11.13		$10.80

Total return(b)	7.15%		(39.11)%		4.09%		8.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,576		$691,615		$250,993		$2,681
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	1.02%		1.00%		1.03%		1.05%
After waivers, reimbursements and fees paid indirectly(a)	1.00%		0.97%		1.00%		1.02%
Before waivers, reimbursements and fees paid indirectly(a)	1.02%		1.00%		1.03%		1.59	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)	1.30%		1.00%		1.05%		1.83%
After waivers, reimbursements and fees paid indirectly(a)	1.32%		1.03%		1.08%		1.86%
Before waivers, reimbursements and fees paid indirectly(a)	1.30%		1.00%		1.05%		0.28%
Portfolio turnover rate	16%		19%		9%		0	%‡
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—		$—		$—		$0.05

	Six Months Ended		Year Ended December 31,				August 31, 2006*
Class IB	June 30, 2009 (Unaudited)		2008		2007		to December 31, 2006

Net asset value, beginning of period	$6.71		$11.13		$10.80		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04	(e)	0.07	(e)	0.10	(e)	0.04	(e)
Net realized and unrealized gain (loss) on investments	0.43	†	(4.44)		0.31		0.78

Total from investment operations	0.47		(4.37)		0.41		0.82

Less distributions:
Dividends from net investment income	—		(0.05)		(0.05)		(0.02)
Distributions from net realized gains	—		—		(0.03)		—	#

Total dividends and distributions	—		(0.05)		(0.08)		(0.02)

Net asset value, end of period	$7.18		$6.71		$11.13		$10.80

Total return(b)	7.00%		(39.27)%		3.81%		8.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$294,389		$259,138		$289,159		$64,531
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	1.27	%(c)	1.25	%(c)	1.28	%(c)	1.30%
After waivers, reimbursements and fees paid indirectly(a)	1.25	%(c)	1.22%		1.25	%(c)	1.27%
Before waivers, reimbursements and fees paid indirectly(a)	1.27	%(c)	1.25	%(c)	1.28%		1.84	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)	0.91%		0.72%		0.86%		0.96%
After waivers, reimbursements and fees paid indirectly(a)	1.10%		0.75%		0.89%		1.00%
Before waivers, reimbursements and fees paid indirectly(a)	0.91%		0.72%		0.86%		0.49%
Portfolio turnover rate	16%		19%		9%		0	%‡
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—		$—		$—		$0.02

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended	Year Ended December 31,
Class IA	June 30, 2009 (Unaudited)	2008	2007		2006	2005	2004

Net asset value, beginning of period	$15.76	$26.05	$25.92		$23.52	$23.24	$21.38

Income (loss) from investment operations:
Net investment income (loss)	0.18 (e)	0.43 (e)	0.43	(e)	0.39 (e)	0.37 (e)	0.39
Net realized and unrealized gain (loss) on investments	0.31	(10.07)	0.90	(z)	3.22	0.72	1.85

Total from investment operations	0.49	(9.64)	1.33		3.61	1.09	2.24

Less distributions:
Dividends from net investment income	—	(0.43)	(0.44)		(0.41)	(0.38)	(0.38)
Distributions from net realized gains	—	(0.22)	(0.76)		(0.80)	(0.43)	—

Total dividends and distributions	—	(0.65)	(1.20)		(1.21)	(0.81)	(0.38)

Net asset value, end of period	$16.25	$15.76	$26.05		$25.92	$23.52	$23.24

Total return(b)	3.11%	(37.16)%	5.22	%(z)	15.37%	4.68%	10.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,065,289	$1,030,854	$1,600,697		$1,615,477	$1,560,845	$1,633,378
Ratio of expenses to average net assets(a)	0.39%	0.39%	0.38%		0.35%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets(a)	2.35%	1.99%	1.58%		1.58%	1.57%	1.75%
Portfolio turnover rate	2%	9%	4%		4%	7%	1%

	Six Months Ended	Year Ended December 31,
Class IB	June 30, 2009 (Unaudited)	2008	2007		2006	2005	2004

Net asset value, beginning of period	$15.68	$25.92	$25.79		$23.41	$23.13	$21.28

Income (loss) from investment operations:
Net investment income (loss)	0.16 (e)	0.37 (e)	0.36	(e)	0.33 (e)	0.31 (e)	0.31
Net realized and unrealized gain (loss) on investments	0.31	(10.01)	0.90	(z)	3.19	0.72	1.86

Total from investment operations	0.47	(9.64)	1.26		3.52	1.03	2.17

Less distributions:
Dividends from net investment income	—	(0.38)	(0.37)		(0.34)	(0.32)	(0.32)
Distributions from net realized gains	—	(0.22)	(0.76)		(0.80)	(0.43)	—

Total dividends and distributions	—	(0.60)	(1.13)		(1.14)	(0.75)	(0.32)

Net asset value, end of period	$16.15	$15.68	$25.92		$25.79	$23.41	$23.13

Total return(b)	3.00%	(37.32)%	4.97	%(z)	15.06%	4.42%	10.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,261,011	$1,193,767	$2,062,991		$2,142,776	$2,018,231	$1,951,348
Ratio of expenses to average net assets(a)	0.64%	0.64%	0.63%		0.60%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets(a)	2.10%	1.72%	1.33%		1.33%	1.32%	1.50%
Portfolio turnover rate	2%	9%	4%		4%	7%	1%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended	Year Ended December 31,
Class IA	June 30, 2009 (Unaudited)	2008	2007		2006		2005		2004

Net asset value, beginning of period	$6.50	$9.19	$8.68		$9.08		$8.98		$8.41

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.06 (e)	0.02	(e)	0.01	(e)	0.01	(e)	0.05
Net realized and unrealized gain (loss) on investments	0.74	(2.56)	0.98		0.54		0.36		0.57

Total from investment operations	0.76	(2.50)	1.00		0.55		0.37		0.62

Less distributions:
Dividends from net investment income	—	(0.05)	—		—		—	#	(0.05)
Distributions from net realized gains	—	(0.13)	(0.49)		(0.95)		(0.27)		—
Return of capital	—	(0.01)	—		—		—		—

Total dividends and distributions	—	(0.19)	(0.49)		(0.95)		(0.27)		(0.05)

Net asset value, end of period	$7.26	$6.50	$9.19		$8.68		$9.08		$8.98

Total return(b)	11.69%	(27.43)%	11.65%		6.07%		4.22%		7.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$950	$383	$523		$164		$186		$89
Ratio of expenses to average net assets:
After waivers(a)	0.90%	0.90%	0.90%		0.83%		0.70%		0.70%
After waivers and fees paid indirectly(a)	0.88%	0.88%	0.87%		0.77%		0.50%		0.32%
Before waivers and fees paid indirectly(a)	0.90%	0.90%	0.90%		0.83%		0.75%		0.76%
Ratio of net investment income to average net assets:
After waivers(a)	0.69%	0.73%	0.15%		0.10%		(0.03)%		0.27%
After waivers and fees paid indirectly(a)	0.71%	0.75%	0.18%		0.16%		0.17%		0.65%
Before waivers and fees paid indirectly(a)	0.69%	0.73%	0.15%		0.10%		(0.08)%		0.21%
Portfolio turnover rate	6%	49%	38%		126%		131%		160%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	$—	$—		$—		$—	#	$— #

	Six Months Ended	Year Ended December 31,
Class IB	June 30, 2009 (Unaudited)	2008	2007		2006		2005		2004

Net asset value, beginning of period	$6.42	$9.08	$8.61		$9.03		$8.95		$8.39

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.04 (e)	(0.01	)(e)	(0.01	)(e)	(0.01	)(e)	0.03
Net realized and unrealized gain (loss) on investments	0.72	(2.53)	0.97		0.54		0.36		0.55

Total from investment operations	0.74	(2.49)	0.96		0.53		0.35		0.58

Less distributions:
Dividends from net investment income	—	(0.03)	—		—		—	#	(0.02)
Distributions from net realized gains	—	(0.13)	(0.49)		(0.95)		(0.27)		—
Return of capital	—	(0.01)	—		—		—		—

Total dividends and distributions	—	(0.17)	(0.49)		(0.95)		(0.27)		(0.02)

Net asset value, end of period	$7.16	$6.42	$9.08		$8.61		$9.03		$8.95

Total return(b)	11.53%	(27.63)%	11.28%		5.89%		4.01%		6.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$231,137	$166,592	$229,726		$184,008		$194,341		$193,160
Ratio of expenses to average net assets:
After waivers(a)	1.15%	1.15%	1.15%		1.08%		0.95%		0.95%
After waivers and fees paid indirectly(a)	1.13%	1.13%	1.12%		1.02%		0.75%		0.57%
Before waivers and fees paid indirectly(a)	1.15%	1.15%	1.15%		1.08%		1.00%		1.01%
Ratio of net investment income to average net assets:
After waivers(a)	0.46%	0.50%	(0.09)%		(0.15)%		(0.28)%		0.02%
After waivers and fees paid indirectly(a)	0.47%	0.53%	(0.06)%		(0.09)%		(0.08)%		0.40%
Before waivers and fees paid indirectly(a)	0.46%	0.50%	(0.09)%		(0.15)%		(0.33)%		(0.04)%
Portfolio turnover rate	6%	49%	38%		126%		131%		160%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	$—	$—		$—		$—	#	$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FOCUS PLUS PORTFOLIO(q)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended		Year Ended December 31,
Class IA	June 30, 2009 (Unaudited)		2008	2007	2006	2005		2004

Net asset value, beginning of period	$10.34		$17.70	$16.90	$15.86	$14.67		$13.24

Income (loss) from investment operations:
Net investment income (loss)	0.06	(e)	0.12 (e)	0.09 (e)	0.07 (e)	0.03	(e)	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.38		(7.17)	2.30	1.42	1.56		1.42

Total from investment operations	0.44		(7.05)	2.39	1.49	1.59		1.43

Less distributions:
Dividends from net investment income	—		(0.16)	(0.08)	(0.07)	(0.01)		—
Distributions from net realized gains	—		(0.13)	(1.51)	(0.38)	(0.39)		—
Return of capital	—		(0.02)	—	—	—		—

Total dividends and distributions	—		(0.31)	(1.59)	(0.45)	(0.40)		—

Net asset value, end of period	$10.78		$10.34	$17.70	$16.90	$15.86		$14.67

Total return (b)	4.26%		(40.15)%	14.33%	9.55%	10.98%		10.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$59,077		$72,928	$1,968,509	$1,406,085	$1,014,881		$579,357
Ratio of expenses to average net assets:
After waivers(a)	0.85%		0.90%	0.90%	0.90%	0.90%		0.90%
After waivers and fees paid indirectly(a)	0.69%		0.90%	0.90%	0.89%	0.89%		0.87%
Before waivers and fees paid indirectly(a)	0.92%		0.98%	0.98%	0.95%	0.92%		0.94%
Ratio of net investment income (loss) to average net assets:
After waivers(a)	1.01%		0.75%	0.50%	0.46%	0.19%		0.05%
After waivers and fees paid indirectly(a)	1.17%		0.76%	0.50%	0.46%	0.20%		0.08%
Before waivers and fees paid indirectly(a)	0.93%		0.67%	0.42%	0.40%	0.17%		0.01%
Portfolio turnover rate	125%		89%	71%	66%	66%		96%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$0.01	$0.01	$0.01	—	#	$0.01

	Six Months Ended		Year Ended December 31,
Class IB	June 30, 2009 (Unaudited)		2008	2007	2006	2005		2004

Net asset value, beginning of period	$10.26		$17.56	$16.78	$15.75	$14.59		$13.20

Income (loss) from investment operations:
Net investment income (loss)	0.04	(e)	0.07 (e)	0.05 (e)	0.03 (e)	(0.01	)(e)†	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.39		(7.08)	2.27	1.41	1.56		1.41

Total from investment operations	0.43		(7.01)	2.32	1.44	1.55		1.39

Less distributions:
Dividends from net investment income	—		(0.14)	(0.03)	(0.03)	—		—
Distributions from net realized gains	—		(0.13)	(1.51)	(0.38)	(0.39)		—
Return of capital	—		(0.02)	—	—	—		—

Total dividends and distributions	—		(0.29)	(1.54)	(0.41)	(0.39)		—

Net asset value, end of period	$10.69		$10.26	$17.56	$16.78	$15.75		$14.59

Total return (b)	4.19%		(40.32)%	14.08%	9.35%	10.65%		10.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,632,563		$1,590,410	$2,628,736	$2,250,340	$1,768,738		$1,257,708
Ratio of expenses to average net assets:
After waivers(a)	1.10	%(c)	1.15%	1.15%	1.15%	1.15%		1.15%
After waivers and fees paid indirectly(a)	0.94	%(c)	1.15%	1.15%	1.14%	1.14%		1.12%
Before waivers and fees paid indirectly(a)	1.17	%(c)	1.23%	1.23%	1.20%	1.17%		1.19%
Ratio of net investment income (loss) to average net assets:
After waivers(a)	0.69%		0.52%	0.26%	0.20%	(0.06)%		(0.20)%
After waivers and fees paid indirectly(a)	0.86%		0.52%	0.26%	0.21%	(0.05)%		(0.17)%
Before waivers and fees paid indirectly(a)	0.61%		0.44%	0.18%	0.15%	(0.08)%		(0.24)%
Portfolio turnover rate	125%		89%	71%	66%	66%		96%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$0.01	$0.01	$0.01	—	#	$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2009 (Unaudited)		Year Ended December 31, 2008	June 8, 2007* to December 31, 2007
Net asset value, beginning of period	$10.04		$12.22	$13.28

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.08 (e)	0.09	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.72		(1.73)	(0.48)

Total from investment operations	0.72		(1.65)	(0.39)

Less distributions:
Dividends from net investment income	—		(0.08)	(0.12)
Distributions from net realized gains	—		(0.45)	(0.55)

Total dividends and distributions	—		(0.53)	(0.67)

Net asset value, end of period	$10.76		$10.04	$12.22

Total return(b)	7.17%		(13.62)%	(2.87)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,939		$6,549	$10,580
Ratio of expenses to average net assets:
After fees paid indirectly(a)	1.09%		1.12%	1.08%
Before fees paid indirectly(a)	1.10%		1.13%	1.09%
Ratio of net investment income to average net assets:
After fees paid indirectly(a)	(0.04)%		0.71%	1.19%
Before fees paid indirectly(a)	(0.06)%		0.69%	1.17%
Portfolio turnover rate	75%		231%	268%

	Six Months Ended		Year Ended December 31,
Class IB	June 30, 2009 (Unaudited)		2008	2007		2006	2005	2004

Net asset value, beginning of period	$10.05		$12.23	$12.45		$11.61	$11.37	$11.03

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)	0.05 (e)	0.11	(e)	0.25 (e)	0.12 (e)	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.73		(1.72)	0.31		1.16	0.40	0.58

Total from investment operations	0.71		(1.67)	0.42		1.41	0.52	0.59

Less distributions:
Dividends from net investment income	—		(0.06)	(0.09)		(0.23)	(0.07)	(0.01)
Distributions from net realized gains	—		(0.45)	(0.55)		(0.34)	(0.21)	(0.24)

Total dividends and distributions	—		(0.51)	(0.64)		(0.57)	(0.28)	(0.25)

Net asset value, end of period	$10.76		$10.05	$12.23		$12.45	$11.61	$11.37

Total return(b)	7.06%		(13.83)%	3.42%		12.16%	4.54%	5.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$148,692		$138,558	$165,261		$115,091	$42,040	$8,080
Ratio of expenses to average net assets:
After waivers(a)	1.35%		1.38%	1.34	%(c)	1.45%	1.45%	1.45%
After waivers and fees paid indirectly(a)	1.34%		1.37%	1.33	%(c)	1.37%	1.38%	1.45%
Before waivers and fees paid indirectly(a)	1.35%		1.38%	1.34	%(c)	1.45%	1.73%	2.36%
Ratio of net investment income to average net assets:
After waivers(a)	(0.31)%		0.44%	0.83%		1.97%	0.93%	0.10%
After waivers and fees paid indirectly(a)	(0.29)%		0.46%	0.86%		2.05%	1.00%	0.10%
Before waivers and fees paid indirectly(a)	(0.31)%		0.44%	0.83%		1.97%	0.65%	(0.81)%
Portfolio turnover rate	75%		231%	268%		249%	179%	149%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—		$—	$—		$—	$0.03	$0.10

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2009 (Unaudited)		Year Ended December 31, 2008	July 13, 2007* to December 31, 2007
Net asset value, beginning of period	$20.95		$31.54	$35.40

Income (loss) from investment operations:
Net investment income (loss)	0.07	(e)	0.23 (e)	0.14	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.57		(9.70)	(2.61)

Total from investment operations	2.64		(9.47)	(2.47)

Less distributions:
Dividends from net investment income	—		(0.20)	(0.22)
Distributions from net realized gains	—		(0.92)	(1.17)

Total dividends and distributions	—		(1.12)	(1.39)

Net asset value, end of period	$23.59		$20.95	$31.54

Total return(b)	12.60%		(30.49)%	(6.86)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$199,323		$450,147	$337,261
Ratio of expenses to average net assets:
After fees paid indirectly(a)	0.89%		0.87%	0.85%
Before fees paid indirectly(a)	0.91%		0.89%	0.88%
Ratio of net investment income to average net assets:
After fees paid indirectly(a)	0.69%		0.86%	0.92%
Before fees paid indirectly(a)	0.67%		0.84%	0.89%
Portfolio turnover rate	10%		35%	42%

	Six Months Ended		Year Ended December 31,
Class IB	June 30, 2009 (Unaudited)		2008	2007		2006	2005	2004

Net asset value, beginning of period	$20.98		$31.59	$30.13		$26.91	$27.75	$23.56

Income (loss) from investment operations:
Net investment income (loss)	0.05	(e)	0.16 (e)	0.22	(e)	0.10 (e)	0.13 (e)	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.56		(9.70)	2.55		4.91	1.06	4.90

Total from investment operations	2.61		(9.54)	2.77		5.01	1.19	4.91

Less distributions:
Dividends from net investment income	—		(0.15)	(0.14)		(0.25)	(0.12)	— #
Distributions from net realized gains	—		(0.92)	(1.17)		(1.54)	(1.91)	(0.72)

Total dividends and distributions	—		(1.07)	(1.31)		(1.79)	(2.03)	(0.72)

Net asset value, end of period	$23.59		$20.98	$31.59		$30.13	$26.91	$27.75

Total return(b)	12.44%		(30.68)%	9.32%		18.82%	4.33%	20.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$890,630		$752,966	$1,001,617		$727,119	$586,954	$470,869
Ratio of expenses to average net assets:
After fees paid indirectly(a)	1.14	%(c)	1.12%	1.10	%(c)	1.13%	1.09%	1.16%
Before fees paid indirectly(a)	1.16%		1.14%	1.13	%(c)	1.14%	1.10%	1.17%
Ratio of net investment income to average net assets:
After fees paid indirectly(a)	0.47%		0.60%	0.66%		0.33%	0.46%	0.06%
Before fees paid indirectly(a)	0.45%		0.58%	0.64%		0.32%	0.45%	0.05%
Portfolio turnover rate	10%		35%	42%		19%	22%	10%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended	Year Ended December 31,			October 3, 2005*
Class IA	June 30, 2009 (Unaudited)	2008	2007	2006	to December 31, 2005

Net asset value, beginning of period	$9.56	$10.77	$10.08	$9.77	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.16	0.44 (e)	0.45 (e)	0.36 (e)	0.05 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.34)	0.32 †	0.52	— #	(0.28)

Total from investment operations	(0.18)	0.76	0.97	0.36	(0.23)

Less distributions:
Dividends from net investment income	—	(1.97)	(0.27)	(0.03)	—
Distributions from net realized gains	—	—	(0.01)	(0.02)	—

Total dividends and distributions	—	(1.97)	(0.28)	(0.05)	—

Net asset value, end of period	$9.38	$9.56	$10.77	$10.08	$9.77

Total return (b)	(1.88)%	6.73%	9.54%	3.70%	(2.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$548,799	$511,658	$604,149	$272,209	$98
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	0.84%	0.86%	0.87%	0.90%	0.90%
Before waivers and reimbursements fees paid indirectly(a)	0.84%	0.86%	0.87%	0.90%	6.98%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(a)	3.50%	4.02%	4.26%	3.67%	2.11%
Before waivers and reimbursements fees paid indirectly(a)	3.50%	4.02%	4.26%	3.67%	(3.97)%
Portfolio turnover rate	122%	121%	82%	74%	10%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$—	$0.15

	Six Months Ended	Year Ended December 31,			October 3, 2005*
Class IB	June 30, 2009 (Unaudited)	2008	2007	2006	to December 31, 2005

Net asset value, beginning of period	$9.56	$10.76	$10.08	$9.77	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.15	0.41 (e)	0.42 (e)	0.33 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.35)	0.33 †	0.51	0.01	(0.27)

Total from investment operations	(0.20)	0.74	0.93	0.34	(0.23)

Less distributions:
Dividends from net investment income	—	(1.94)	(0.24)	(0.01)	—
Distributions from net realized gains	—	—	(0.01)	(0.02)	—

Total dividends and distributions	—	(1.94)	(0.25)	(0.03)	—

Net asset value, end of period	$9.36	$9.56	$10.76	$10.08	$9.77

Total return (b)	(2.09)%	6.51%	9.26%	3.44%	(2.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$456,028	$493,198	$234,871	$96,604	$11,942
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	1.09%	1.11%	1.12%	1.15%	1.15%
Before waivers and reimbursements(a)	1.09%	1.11%	1.12%	1.15%	7.23%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(a)	3.25%	3.73%	4.00%	3.29%	1.86%
Before waivers and reimbursements(a)	3.25%	3.73%	4.00%	3.29%	(4.22)%
Portfolio turnover rate	122%	121%	82%	74%	10%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$—	$0.15

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended		Year Ended December 31,
Class IA	June 30, 2009 (Unaudited)		2008		2007	2006		2005	2004

Net asset value, beginning of period	$7.65		$18.85		$16.23	$12.87		$10.06	$8.20

Income (loss) from investment operations:
Net investment income (loss)	0.07		0.10	(e)	0.05 (e)	0.04	(e)	0.09 (e)	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.57		(10.55)		6.50	4.70		3.23	1.89

Total from investment operations	1.64		(10.45)		6.55	4.74		3.32	1.94

Less distributions:
Dividends from net investment income	—		(0.04)		—	(0.10)		(0.09)	(0.08)
Distributions from net realized gains	—		(0.71)		(3.93)	(1.28)		(0.42)	—

Total dividends and distributions	—		(0.75)		(3.93)	(1.38)		(0.51)	(0.08)

Net asset value, end of period	$9.29		$7.65		$18.85	$16.23		$12.87	$10.06

Total return (b)	21.44%		(57.14)%		42.42%	37.41%		33.04%	24.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$442,055		$310,097		$1,016,346	$619,212		$162,519	$4,592
Ratio of expenses to average net assets:
After fees paid indirectly(a)	1.24%		1.43%		1.39%	1.47	%(c)	1.53%	1.50%
Before fees paid indirectly(a)	1.41%		1.44%		1.39%	1.49	%(c)	1.55%	1.55%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly(a)	1.72%		0.72%		0.25%	0.24%		0.71%	0.80%
Before fees paid indirectly(a)	1.54%		0.72%		0.25%	0.22%		0.69%	0.75%
Portfolio turnover rate	156%		105%		101%	69%		52%	57%

	Six Months Ended		Year Ended December 31,
Class IB	June 30, 2009 (Unaudited)		2008		2007	2006		2005	2004

Net asset value, beginning of period	$7.62		$18.79		$16.22	$12.87		$10.06	$8.19

Income (loss) from investment operations:
Net investment income (loss)	0.05		0.05	(e)	— (e)	0.03	(e)	0.05 (e)	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.58		(10.49)		6.50	4.66		3.25	1.89

Total from investment operations	1.63		(10.44)		6.50	4.69		3.30	1.93

Less distributions:
Dividends from net investment income	—		(0.02)		—	(0.06)		(0.07)	(0.06)
Distributions from net realized gains	—		(0.71)		(3.93)	(1.28)		(0.42)	—

Total dividends and distributions	—		(0.73)		(3.93)	(1.34)		(0.49)	(0.06)

Net asset value, end of period	$9.25		$7.62		$18.79	$16.22		$12.87	$10.06

Total return (b)	21.39%		(57.28)%		41.98%	37.07%		32.84%	23.58%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,472,451		$1,167,237		$2,838,075	$1,849,522		$1,140,481	$615,499
Ratio of expenses to average net assets:
After fees paid indirectly(a)	1.49	%(c)	1.68	%(c)	1.64%	1.72	%(c)	1.78%	1.75%
Before fees paid indirectly(a)	1.66	%(c)	1.69	%(c)	1.64%	1.74	%(c)	1.80%	1.80%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly(a)	1.25%		0.36%		0.01%	0.19%		0.46%	0.55%
Before fees paid indirectly(a)	1.09%		0.36%		0.01%	0.17%		0.44%	0.50%
Portfolio turnover rate	156%		105%		101%	69%		52%	57%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended	Year Ended December 31,
	June 30,
Class IA	2009 (Unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.86	$10.96	$10.77	$10.88	$11.16	$11.70

Income (loss) from investment operations:
Net investment income (loss)	0.17 (e)	0.42 (e)	0.47 (e)	0.43 (e)	0.38 (e)	0.33
Net realized and unrealized gain (loss) on investments, securities sold short and foreign currency transactions	(0.06)	(0.05)	0.25	(0.04)	(0.25)	(0.16)

Total from investment operations	0.11	0.37	0.72	0.39	0.13	0.17

Less distributions:
Dividends from net investment income	—	(0.47)	(0.53)	(0.50)	(0.40)	(0.66)
Distributions from net realized gains	—	—	—	—	(0.01)	(0.05)

Total dividends and distributions	—	(0.47)	(0.53)	(0.50)	(0.41)	(0.71)

Net asset value, end of period	$10.97	$10.86	$10.96	$10.77	$10.88	$11.16

Total return(b)	0.92%	3.43%	6.70%	3.62%	1.30%	1.37%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$54,384	$60,783	$74,678	$87,275	$107,313	$124,236
Ratio of expenses to average net assets:
After waivers(a)	0.75%	0.75%	0.73%	0.69%	0.68%	0.75%
Before waivers(a)	0.80%	0.79%	0.73%	0.69%	0.68%	0.75%
Ratio of net investment income to average net assets:
After waivers(a)	3.22%	3.80%	4.26%	3.92%	3.36%	2.64%
Before waivers(a)	3.17%	3.76%	4.26%	3.92%	3.36%	2.64%
Portfolio turnover rate	311%	792%	705%	110%	76%	44%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$—	$—	$—	$—	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended	Year Ended December 31,
	June 30,
Class IA	2009 (Unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.89	$9.89	$9.67	$9.77	$10.00	$10.11

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.37 (e)	0.44 (e)	0.40 (e)	0.34 (e)	0.32
Net realized and unrealized gain (loss) on investments	(0.33)	(0.02)	0.25	(0.07)	(0.19)	(0.09)

Total from investment operations	(0.26)	0.35	0.69	0.33	0.15	0.23

Less distributions:
Dividends from net investment income	—	(0.35)	(0.47)	(0.43)	(0.38)	(0.33)
Distributions from net realized gains	—	—	—	—	—	(0.01)

Total dividends and distributions	—	(0.35)	(0.47)	(0.43)	(0.38)	(0.34)

Net asset value, end of period	$9.63	$9.89	$9.89	$9.67	$9.77	$10.00

Total return(b)	(2.63)%	3.56%	7.13%	3.35%	1.51%	2.13%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,177,808	$233,132	$227,848	$222,451	$248,266	$296,399
Ratio of expenses to average net assets(a)	0.49%	0.65%	0.63%	0.61%	0.56%	0.56%
Ratio of net investment income (loss) to average net assets(a)	1.40%	3.74%	4.46%	4.03%	3.42%	2.95%
Portfolio turnover rate	111%	211%	167%	231%	251%	274%

	Six Months Ended	Year Ended December 31,
	June 30,
Class IB	2009 (Unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.83	$9.84	$9.62	$9.71	$9.94	$10.05

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.35 (e)	0.41 (e)	0.37 (e)	0.32 (e)	0.28
Net realized and unrealized gain (loss) on investments	(0.33)	(0.03)	0.25	(0.06)	(0.20)	(0.08)

Total from investment operations	(0.27)	0.32	0.66	0.31	0.12	0.20

Less distributions:
Dividends from net investment income	—	(0.33)	(0.44)	(0.40)	(0.35)	(0.30)
Distributions from net realized gains	—	—	—	—	—	(0.01)

Total dividends and distributions	—	(0.33)	(0.44)	(0.40)	(0.35)	(0.31)

Net asset value, end of period	$9.56	$9.83	$9.84	$9.62	$9.71	$9.94

Total return(b)	(2.75)%	3.19%	6.97%	3.07%	1.24%	1.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$538,586	$557,195	$470,755	$486,352	$542,787	$595,497
Ratio of expenses to average net assets(a)	0.74%	0.90%	0.88%	0.86%	0.81%	0.81%
Ratio of net investment income (loss) to average net assets(a)	1.24%	3.49%	4.21%	3.74%	3.17%	2.70%
Portfolio turnover rate	111%	211%	167%	231%	251%	274%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended	Year Ended December 31,
	June 30,
Class IA	2009 (Unaudited)	2008		2007		2006		2005	2004

Net asset value, beginning of period	$6.80	$12.76		$13.89		$12.47		$10.80	$9.64

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	0.22	(e)	0.23		0.15	(e)	0.15 (e)	0.09
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.61	(5.84)		1.79		2.26		1.73	1.24

Total from investment operations	0.71	(5.62)		2.02		2.41		1.88	1.33

Less distributions:
Dividends from net investment income	—	(0.16)		(0.10)		(0.19)		(0.20)	(0.17)
Distributions from net realized gains	—	(0.16)		(3.05)		(0.80)		(0.01)	—
Return of capital	—	(0.02)		—		—		—	—

Total dividends and distributions	—	(0.34)		(3.15)		(0.99)		(0.21)	(0.17)

Net asset value, end of period	$7.51	$6.80		$12.76		$13.89		$12.47	$10.80

Total return (b)	10.44%	(44.67)%		15.54%		19.57%		17.43%	13.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,151,337	$1,250,082		$723,648		$430,037		$119,304	$74,741
Ratio of expenses to average net assets:
After waivers(a)(f)	0.85%	0.85%		0.88%		0.95%		0.95%	0.95%
After waivers and fees paid indirectly(a)(f)	0.84%	0.83%		0.79%		0.95%		0.93%	0.92%
Before waivers and fees paid indirectly(a)(f)	0.86%	0.87%		0.90%		1.01%		1.00%	1.02%
Ratio of net investment income (loss) to average net assets:
After waivers(a)(f)	3.07%	2.22%		1.57%		1.08%		1.32%	0.98%
After waivers and fees paid indirectly(a)(f)	3.08%	2.24%		1.66%		1.08%		1.34%	1.01%
Before waivers and fees paid indirectly(a)(f)	3.06%	2.20%		1.55%		1.02%		1.27%	0.91%
Portfolio turnover rate	10%	8%		95%		25%		24%	19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$—	#	$—	#	$0.01		$0.01	$0.01

	Six Months Ended	Year Ended December 31,
	June 30,
Class IB	2009 (Unaudited)	2008		2007		2006		2005	2004

Net asset value, beginning of period	$6.80	$12.77		$13.90		$12.48		$10.81	$9.64

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.22	(e)	0.22		0.14	(e)	0.12 (e)	0.08
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.61	(5.87)		1.76		2.24		1.73	1.23

Total from investment operations	0.70	(5.65)		1.98		2.38		1.85	1.31

Less distributions:
Dividends from net investment income	—	(0.14)		(0.06)		(0.16)		(0.17)	(0.14)
Distributions from net realized gains	—	(0.16)		(3.05)		(0.80)		(0.01)	—
Return of capital	—	(0.02)		—		—		—	—

Total dividends and distributions	—	(0.32)		(3.11)		(0.96)		(0.18)	(0.14)

Net asset value, end of period	$7.50	$6.80		$12.77		$13.90		$12.48	$10.81

Total return (b)	10.29%	(44.86)%		15.20%		19.25%		17.12%	13.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$751,184	$661,369		$1,193,151		$1,117,308		$828,324	$609,846
Ratio of expenses to average net assets:
After waivers(a)(f)	1.10%	1.10%		1.13	%(c)	1.20%		1.20%	1.20%
After waivers and fees paid indirectly(a)(f)	1.09%	1.09%		1.04%		1.20%		1.18%	1.17%
Before waivers and fees paid indirectly(a)(f)	1.11%	1.12	%(c)	1.15	%(c)	1.26	%(c)	1.25%	1.27%
Ratio of net investment income (loss) to average net assets:
After waivers(a)(f)	2.82%	2.12%		1.49%		1.03%		1.07%	0.73%
After waivers and fees paid indirectly(a)(f)	2.83%	2.13%		1.60%		1.04%		1.09%	0.76%
Before waivers and fees paid indirectly(a)(f)	2.81%	2.10%		1.47%		0.98%		1.02%	0.66%
Portfolio turnover rate	10%	8%		95%		25%		24%	19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$—	#	$—	#	$0.01		$0.01	$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

			September 26,
	Six Months Ended		2008* to
	June 30,		December 31,
Class IA	2009 (Unaudited)		2008
Net asset value, beginning of period	$4.19		$5.43

Income (loss) from investment operations:
Net investment income (loss)	0.08	(e)	—	#(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.33		(1.18)

Total from investment operations	0.41		(1.18)

Less distributions:
Dividends from net investment income	—		(0.06)
Distributions from net realized gains	—		—

Total dividends and distributions	—		(0.06)

Net asset value, end of period	$4.60		$4.19

Total return(b)	9.79%		(21.75)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$297,070		$22,175
Ratio of expenses to average net assets:
After fees paid indirectly(a)	1.07%		1.12%
Before fees paid indirectly(a)	1.07%		1.12	%(c)
Ratio of net investment income to average net assets:
After fees paid indirectly(a)	3.96%		0.02%
Before fees paid indirectly(a)	3.96%		0.02%
Portfolio turnover rate	40%		71%

	Six Months Ended		Year Ended December 31,
	June 30,
Class IB	2009 (Unaudited)		2008		2007	2006	2005	2004
Net asset value, beginning of period	$4.20		$7.24		$6.50	$5.21	$4.68	$4.51

Income (loss) from investment operations:
Net investment income (loss)	0.05	(e)	0.06	(e)	0.04 (e)	0.06 (e)	0.04 (e)	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.35		(2.93)		1.00	1.28	0.56	0.20

Total from investment operations	0.40		(2.87)		1.04	1.34	0.60	0.23

Less distributions:
Dividends from net investment income	—		(0.06)		(0.04)	(0.05)	(0.07)	(0.05)
Distributions from net realized gains	—		(0.11)		(0.26)	—	—	(0.01)

Total dividends and distributions	—		(0.17)		(0.30)	(0.05)	(0.07)	(0.06)

Net asset value, end of period	$4.60		$4.20		$7.24	$6.50	$5.21	$4.68

Total return(b)	9.52%		(40.19)%		16.14%	25.65%	12.98%	5.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$283,668		$242,846		$361,284	$164,899	$73,080	$53,426
Ratio of expenses to average net assets:
After fees paid indirectly(a)	1.32	%(c)	1.37%		1.37%	1.42%	1.14%	N/A
Before fees paid indirectly(a)	1.32	%(c)	1.37%		1.37%	1.42%	1.31%	1.32%
Ratio of net investment income to average net assets:
After fees paid indirectly(a)	2.64%		1.05%		0.61%	1.01%	0.79%	N/A
Before fees paid indirectly(a)	2.64%		1.05%		0.61%	1.01%	0.62%	0.57%
Portfolio turnover rate	40%		71%		57%	79%	131%	154%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended	Year Ended December 31,
	June 30,
Class IA	2009 (Unaudited)	2008		2007	2006		2005	2004

Net asset value, beginning of period	$6.75	$11.63		$14.16	$12.59		$12.30	$11.23

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	0.20	(e)	0.23 (e)	0.24	(e)	0.20 (e)	0.19
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.36	(4.78)		(0.39)	2.36		0.32	1.07

Total from investment operations	0.46	(4.58)		(0.16)	2.60		0.52	1.26

Less distributions:
Dividends from net investment income	—	(0.20)		(0.24)	(0.25)		(0.23)	(0.19)
Distributions from net realized gains	—	(0.10)		(2.13)	(0.78)		—	—

Total dividends and distributions	—	(0.30)		(2.37)	(1.03)		(0.23)	(0.19)

Net asset value, end of period	$7.21	$6.75		$11.63	$14.16		$12.59	$12.30

Total return(b)	6.81%	(39.56	)%(aa)	(0.93)%	20.65%		4.21%	11.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,462	$15,128		$1,890	$1,791		$399	$129
Ratio of expenses to average net assets:
After waivers(a)	0.75%	0.71%		0.70%	0.70%		0.67%	0.70%
After waivers and fees paid indirectly(a)	0.75%	0.71%		0.70%	0.70%		0.67%	0.51%
Before waivers and fees paid indirectly(a)	0.78%	0.76%		0.74%	0.73%		0.67%	0.70%
Ratio of net investment income to average net assets:
After waivers(a)	3.02%	2.31%		1.62%	1.75%		1.58%	1.53%
After waivers and fees paid indirectly(a)	3.02%	2.31%		1.62%	1.75%		1.58%	1.72%
Before waivers and fees paid indirectly(a)	2.99%	2.26%		1.58%	1.72%		1.58%	1.53%
Portfolio turnover rate	49%	100%		79%	78%		67%	91%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$—	#	$0.01	$—	#	$—	$—

	Six Months Ended	Year Ended December 31,
	June 30,
Class IB	2009 (Unaudited)	2008		2007	2006		2005	2004

Net asset value, beginning of period	$6.77	$11.66		$14.19	$12.61		$12.32	$11.26

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.17	(e)	0.20 (e)	0.21	(e)	0.16 (e)	0.17
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.37	(4.78)		(0.39)	2.37		0.33	1.04

Total from investment operations	0.46	(4.61)		(0.19)	2.58		0.49	1.21

Less distributions:
Dividends from net investment income	—	(0.18)		(0.21)	(0.22)		(0.20)	(0.15)
Distributions from net realized gains	—	(0.10)		(2.13)	(0.78)		—	—

Total dividends and distributions	—	(0.28)		(2.34)	(1.00)		(0.20)	(0.15)

Net asset value, end of period	$7.23	$6.77		$11.66	$14.19		$12.61	$12.32

Total return(b)	6.79%	(39.70	)%(bb)	(1.18)%	20.40%		3.94%	10.81%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$285,935	$282,348		$559,519	$645,905		$602,237	$642,993
Ratio of expenses to average net assets:
After waivers(a)	1.00%	0.96%		0.95%	0.95%		0.92%	0.95%
After waivers and fees paid indirectly(a)	1.00%	0.96%		0.95%	0.95%		0.92%	0.76%
Before waivers and fees paid indirectly(a)	1.03%	1.01%		0.99%	0.98	%(c)	0.92%	0.95%
Ratio of net investment income to average net assets:
After waivers(a)	2.80%	1.84%		1.37%	1.53%		1.33%	1.28%
After waivers and fees paid indirectly(a)	2.80%	1.84%		1.37%	1.53%		1.33%	1.47%
Before waivers and fees paid indirectly(a)	2.77%	1.78%		1.33%	1.51%		1.33%	1.28%
Portfolio turnover rate	49%	100%		79%	78%		67%	91%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$—	#	$0.01	$—	#	$—	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended	Year Ended December 31,
	June 30,
Class IA	2009 (Unaudited)	2008		2007		2006		2005	2004

Net asset value, beginning of period	$5.66	$9.08		$11.30		$10.09		$9.46	$8.54

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.14	(e)	0.16		0.11	(e)	0.07 (e)	0.07
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.19	(3.52)		0.28		1.22		0.64	0.93

Total from investment operations	0.24	(3.38)		0.44		1.33		0.71	1.00

Less distributions:
Dividends from net investment income	—	(0.04)		(0.18)		(0.12)		(0.08)	(0.08)
Distributions from net realized gains	—	—		(2.48)		—		—	—

Total dividends and distributions	—	(0.04)		(2.66)		(0.12)		(0.08)	(0.08)

Net asset value, end of period	$5.90	$5.66		$9.08		$11.30		$10.09	$9.46

Total return (b)	4.24%	(37.20)%		4.17%		13.22%		7.46%	11.67%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,104,168	$1,154,780		$297		$201		$191	$116
Ratio of expenses to average net assets:
After waivers(a)(f)	0.75%	0.73%		0.70%		0.70%		0.70%	0.70%
After waivers and fees paid indirectly(a)(f)	0.72%	0.65%		0.56%		0.69%		0.69%	0.66%
Before waivers and fees paid indirectly(a)(f)	0.75%	0.77%		0.75%		0.73%		0.70%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers(a)(f)	1.72%	2.42%		1.31%		1.05%		0.73%	0.80%
After waivers and fees paid indirectly(a)(f)	1.75%	2.50%		1.45%		1.06%		0.74%	0.84%
Before waivers and fees paid indirectly(a)(f)	1.72%	2.38%		1.26%		1.02%		0.73%	0.80%
Portfolio turnover rate	17%	39%		109%		33%		47%	90%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	#	$—	#	$—	#	$—	$—

	Six Months Ended	Year Ended December 31,
	June 30,
Class IB	2009 (Unaudited)	2008		2007		2006		2005	2004

Net asset value, beginning of period	$5.66	$9.09		$11.31		$10.10		$9.47	$8.55

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.11	(e)	0.15		0.09	(e)	0.05 (e)	0.05
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.20	(3.51)		0.26		1.22		0.63	0.92

Total from investment operations	0.24	(3.40)		0.41		1.31		0.68	0.97

Less distributions:
Dividends from net investment income	—	(0.03)		(0.15)		(0.10)		(0.05)	(0.05)
Distributions from net realized gains	—	—		(2.48)		—		—	—

Total dividends and distributions	—	(0.03)		(2.63)		(0.10)		(0.05)	(0.05)

Net asset value, end of period	$5.90	$5.66		$9.09		$11.31		$10.10	$9.47

Total return (b)	4.24%	(37.42)%		3.90%		12.92%		7.18%	11.37%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$158,756	$152,504		$284,177		$329,937		$338,735	$341,346
Ratio of expenses to average net assets:
After waivers(a)(f)	1.00%	0.98	%(c)	0.95%		0.95%		0.95%	0.95%
After waivers and fees paid indirectly(a)(f)	0.97%	0.90	%(c)	0.81	%(c)	0.94%		0.94%	0.91%
Before waivers and fees paid indirectly(a)(f)	1.00%	1.02	%(c)	1.00%		0.98	%(c)	0.95%	0.95%
Ratio of net investment income (loss) to average net assets:
After waivers(a)(f)	1.51%	1.46%		1.01%		0.83%		0.48%	0.55%
After waivers and fees paid indirectly(a)(f)	1.54%	1.49%		1.17%		0.84%		0.49%	0.59%
Before waivers and fees paid indirectly(a)(f)	1.51%	1.35%		0.97%		0.80%		0.48%	0.55%
Portfolio turnover rate	17%	39%		109%		33%		47%	90%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$0.01		$—	#	$—	#	$—	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended		Year Ended December 31,
	June 30,
Class IA	2009 (Unaudited)		2008		2007		2006		2005		2004

Net asset value, beginning of period	$5.68		$8.95		$7.82		$7.85		$6.81		$6.27

Income (loss) from investment operations:
Net investment income (loss)	0.04	(e)	0.03	(e)	0.01	(e)	—	#(e)	(0.02	)(e)	(0.01)
Net realized and unrealized gain (loss) on investments and futures	0.59		(3.28)		1.12		(0.03)		1.06		0.55

Total from investment operations	0.63		(3.25)		1.13		(0.03)		1.04		0.54

Less distributions:
Dividends from net investment income	—		(0.02)		—		—		—		—

Net asset value, end of period	$6.31		$5.68		$8.95		$7.82		$7.85		$6.81

Total return(b)	11.09%		(36.18	)%(k)	14.32%		(0.38)%		15.27%		8.61%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,009,101		$5,568		$7,442		$108,447		$294,078		$405,919
Ratio of expenses to average net assets:
After waivers(a)	0.49%		0.80%		0.80%		0.80%		0.80%		0.85%
After waivers and fees paid indirectly(a)	0.49%		0.68%		0.78%		0.78%		0.77%		0.79%
Before waivers and fees paid indirectly(a)	0.49%		1.01%		1.03%		0.98%		0.95%		0.95%
Ratio of net investment income to average net assets:
After waivers(a)	1.33%		0.31%		0.05%		(0.07)%		(0.25)%		(0.15)%
After waivers and fees paid indirectly(a)	1.33%		0.43%		0.07%		(0.05)%		(0.22)%		(0.09)%
Before waivers and fees paid indirectly(a)	1.33%		0.10%		(0.18)%		(0.25)%		(0.40)%		(0.25)%
Portfolio turnover rate	38%		131%		89%		83%		55%		77%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—		$0.02		$0.02		$0.01		$0.01		$0.01

	Six Months Ended		Year Ended December 31,
	June 30,
Class IB	2009 (Unaudited)		2008		2007		2006		2005		2004

Net asset value, beginning of period	$5.57		$8.76		$7.68		$7.72		$6.72		$6.20

Income (loss) from investment operations:
Net investment income (loss)	0.03	(e)	0.01	(e)	(0.02	)(e)	(0.02	)(e)	(0.03	)(e)	(0.02)
Net realized and unrealized gain (loss) on investments and futures	0.57		(3.19)		1.10		(0.02)		1.03		0.54

Total from investment operations	0.60		(3.18)		1.08		(0.04)		1.00		0.52

Less distributions:
Dividends from net investment income	—		(0.01)		—		—		—		—

Net asset value, end of period	$6.17		$5.57		$8.76		$7.68		$7.72		$6.72

Total return(b)	10.77%		(36.29	)%(l)	14.06%		(0.52)%		14.88%		8.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$477,808		$446,803		$754,477		$728,698		$801,981		$727,261
Ratio of expenses to average net assets:
After waivers(a)	0.74	%(c)	1.05%		1.05%		1.05%		1.05%		1.10%
After waivers and fees paid indirectly(a)	0.74	%(c)	0.93	%(c)	1.03	%(c)	1.03%		1.02%		1.04%
Before waivers and fees paid indirectly(a)	0.74	%(c)	1.26	%(c)	1.28%		1.23	%(c)	1.20%		1.20%
Ratio of net investment income to average net assets:
After waivers(a)	1.19%		0.05%		(0.20)%		(0.30)%		(0.50)%		(0.40)%
After waivers and fees paid indirectly(a)	1.19%		0.16%		(0.19)%		(0.28)%		(0.47)%		(0.34)%
Before waivers and fees paid indirectly(a)	1.19%		(0.17)%		(0.43)%		(0.50)%		(0.65)%		(0.50)%
Portfolio turnover rate	38%		131%		89%		83%		55%		77%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—		$0.02		$0.02		$0.01		$0.01		$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended		Year Ended December 31,
	June 30,
Class IA	2009 (Unaudited)		2008		2007		2006		2005		2004

Net asset value, beginning of period	$11.32		$18.12		$15.74		$14.57		$13.32		$11.80

Income (loss) from investment operations:
Net investment income (loss)	0.06	(e)	0.14	(e)	0.10		—	#(e)	(0.01	)(e)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.04		(6.89)		2.39		1.17		1.26		1.53

Total from investment operations	1.10		(6.75)		2.49		1.17		1.25		1.52

Less distributions:
Dividends from net investment income	—		(0.05)		(0.11)		—		—		—

Net asset value, end of period	$12.42		$11.32		$18.12		$15.74		$14.57		$13.32

Total return (b)	9.72%		(37.28)%		15.81%		8.03%		9.38%		12.88%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,227,815		$2,408,216		$7,371		$4,679		$3,304		$1,988
Ratio of expenses to average net assets:
After waivers(a)(f)	0.71%		0.73%		0.73%		0.77%		0.71%		0.71%
After waivers and fees paid indirectly(a)(f)	0.71%		0.73%		0.58%		0.75%		0.68%		0.66%
Before waivers and fees paid indirectly(a)(f)	0.71%		0.74%		0.74%		0.77%		0.71%		0.71%
Ratio of net investment income (loss) to average net assets:
After waivers(a)(f)	1.05%		0.18%		0.49%		(0.04)%		(0.11)%		(0.10)%
After waivers and fees paid indirectly(a)(f)	1.06%		0.18%		0.64%		(0.02)%		(0.08)%		(0.05)%
Before waivers and fees paid indirectly(a)(f)	1.05%		0.17%		0.49%		(0.04)%		(0.11)%		(0.10)%
Portfolio turnover rate	29%		33%		136%		130%		97%		101%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—		$—	#	$—	#	$—		$—		$—

	Six Months Ended		Year Ended December 31,
	June 30,
Class IB	2009 (Unaudited)		2008		2007		2006		2005		2004

Net asset value, beginning of period	$10.95		$17.75		$15.40		$14.29		$13.11		$11.64

Income (loss) from investment operations:
Net investment income (loss)	0.05	(e)	0.07	(e)	0.06		(0.04	)(e)	(0.04	)(e)	(0.04	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.03		(6.85)		2.35		1.15		1.22		1.51

Total from investment operations	1.08		(6.78)		2.41		1.11		1.18		1.47

Less distributions:
Dividends from net investment income	—		(0.02)		(0.06)		—		—		—

Net asset value, end of period	$12.03		$10.95		$17.75		$15.40		$14.29		$13.11

Total return (b)	9.86%		(38.28)%		15.66%		7.77%		9.00%		12.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$572,430		$537,379		$978,032		$860,495		$916,611		$958,680
Ratio of expenses to average net assets:
After waivers(a)(f)	0.96	%(c)	0.98	%(c)	0.98	%(c)	1.02	%(c)	0.96%		0.96%
After waivers and fees paid indirectly(a)(f)	0.96	%(c)	0.98	%(c)	0.83%		1.00	%(c)	0.93%		0.91%
Before waivers and fees paid indirectly(a)(f)	0.96	%(c)	0.99	%(c)	0.99%		1.02	%(c)	0.96%		0.96%
Ratio of net investment income (loss) to average net assets:
After waivers(a)(f)	0.83%		0.48%		0.24%		(0.30)%		(0.36)%		(0.35)%
After waivers and fees paid indirectly(a)(f)	0.84%		0.49%		0.39%		(0.28)%		(0.33)%		(0.30)%
Before waivers and fees paid indirectly(a)(f)	0.83%		0.47%		0.23%		(0.30)%		(0.36)%		(0.35)%
Portfolio turnover rate	29%		33%		136%		130%		97%		101%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—		$—	#	$—	#	$—		$—		$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended		Year Ended December 31,						October 3, 2005*
	June 30,								to December 31,
Class IA	2009 (Unaudited)		2008		2007		2006		2005

Net asset value, beginning of period	$4.25		$10.32		$11.19		$10.45		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05	(e)	0.12	(e)	0.03	(e)	0.03	(e)	0.01	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.17)		(5.88)		(0.67)		0.71		0.47

Total from investment operations	(0.12)		(5.76)		(0.64)		0.74		0.48

Less distributions:
Dividends from net investment income	—		(0.11)		—		—	#	(0.03)
Distributions from net realized gains	—		(0.20)		(0.23)		—	#	—

Total dividends and distributions	—		(0.31)		(0.23)		—	#	(0.03)

Net asset value, end of period	$4.13		$4.25		$10.32		$11.19		$10.45

Total return(b)	(2.82)%		(56.56)%		(5.70)%		7.12%		4.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$856,504		$1,187		$1,246		$112		$105
Ratio of expenses to average net assets:
After waivers(a)	0.49%		0.75%		0.75%		0.75%		0.75%
After waivers and fees paid indirectly(a)	0.49%		0.45%		0.72%		0.72%		0.74%
Before waivers and fees paid indirectly(a)	0.49%		0.83%		0.82%		0.84%		3.64%
Ratio of net investment income to average net assets:
After waivers(a)	2.25%		1.50%		0.28%		0.21%		0.35%
After waivers and fees paid indirectly(a)	2.26%		1.80%		0.30%		0.24%		0.36%
Before waivers and fees paid indirectly(a)	2.25%		1.42%		0.21%		0.12%		(2.54)%
Portfolio turnover rate	47%		82%		29%		9%		0	%‡
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—		$0.01		$0.01		$0.01		$0.07

	Six Months Ended		Year Ended December 31,						October 3, 2005*
	June 30,								to December 31,
Class IB	2009 (Unaudited)		2008		2007		2006		2005

Net asset value, beginning of period	$4.23		$10.29		$11.18		$10.47		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05	(e)	0.10	(e)	(0.01	)(e)	—	#(e)	—	#(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.17)		(5.86)		(0.65)		0.71		0.47

Total from investment operations	(0.12)		(5.76)		(0.66)		0.71		0.47

Less distributions:
Dividends from net investment income	—		(0.10)		—		—	#	—	#
Distributions from net realized gains	—		(0.20)		(0.23)		—	#	—

Total dividends and distributions	—		(0.30)		(0.23)		—	#	—	#

Net asset value, end of period	$4.11		$4.23		$10.29		$11.18		$10.47

Total return(b)	(2.84)%		(56.75)%		(5.88)%		6.81%		4.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$100,943		$87,602		$213,065		$203,514		$32,087
Ratio of expenses to average net assets:
After waivers(a)	0.74	%(c)	1.00%		1.00%		1.00%		1.00%
After waivers and fees paid indirectly(a)	0.74	%(c)	0.70	%(c)	0.97	%(c)	0.97	%(c)	0.99%
Before waivers and fees paid indirectly(a)	0.74	%(c)	1.08%		1.07%		1.09%		3.89%
Ratio of net investment income to average net assets:
After waivers(a)	2.52%		1.16%		(0.07)%		(0.05)%		0.10%
After waivers and fees paid indirectly(a)	2.53%		1.37%		(0.05)%		(0.01)%		0.11%
Before waivers and fees paid indirectly(a)	2.52%		1.07%		(0.15)%		(0.14)%		(2.79)%
Portfolio turnover rate	47%		82%		29%		9%		0	% ‡
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—		$0.01		$0.01		$0.01		$0.07

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO(i)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended	Year Ended December 31,
	June 30,
Class IA	2009 (Unaudited)	2008		2007		2006	2005	2004

Net asset value, beginning of period	$7.75	$14.27		$16.39		$14.51	$14.21	$12.77

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.43		0.35	(e)	0.30 (e)	0.26 (e)	0.20
Net realized and unrealized gain (loss) on investments	(0.23)	(6.57)		(1.07)		2.83	0.55	1.55

Total from investment operations	(0.14)	(6.14)		(0.72)		3.13	0.81	1.75

Less distributions:
Dividends from net investment income	—	(0.38)		(0.26)		(0.30)	(0.21)	(0.22)
Distributions from net realized gains	—	—		(1.14)		(0.95)	(0.30)	(0.09)

Total dividends and distributions	—	(0.38)		(1.40)		(1.25)	(0.51)	(0.31)

Net asset value, end of period	$7.61	$7.75		$14.27		$16.39	$14.51	$14.21

Total return (b)	(1.81)%	(43.06)%		(4.30)%		21.70%	5.68%	13.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,278,894	$1,254,315		$3,770,999		$1,531,086	$1,329,984	$49,292
Ratio of expenses to average net assets:
After waivers(a)	0.75%	0.70%		0.70%		0.70%	0.66%	0.70%
After waivers and fees paid indirectly(a)	0.74%	0.64%		0.62%		0.69%	0.59%	0.70%
Before waivers and fees paid indirectly(a)	0.75%	0.72%		0.71%		0.70%	0.66%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers(a)	2.47%	2.36%		2.06%		1.92%	1.74%	1.74%
After waivers and fees paid indirectly(a)	2.47%	2.42%		2.15%		1.93%	1.81%	1.74%
Before waivers and fees paid indirectly(a)	2.47%	2.34%		2.05%		1.92%	1.74%	1.74%
Portfolio turnover rate	29%	39%		50%		28%	16%	28%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	#	$—	#	$—	$—	$—

	Six Months Ended	Year Ended December 31,
	June 30,
Class IB	2009 (Unaudited)	2008		2007		2006	2005	2004

Net asset value, beginning of period	$7.73	$14.26		$16.38		$14.50	$14.20	$12.76

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.31		0.30	(e)	0.26 (e)	0.22 (e)	0.18
Net realized and unrealized gain (loss) on investments	(0.24)	(6.49)		(1.06)		2.83	0.55	1.53

Total from investment operations	(0.16)	(6.18)		(0.76)		3.09	0.77	1.71

Less distributions:
Dividends from net investment income	—	(0.35)		(0.22)		(0.26)	(0.17)	(0.18)
Distributions from net realized gains	—	—		(1.14)		(0.95)	(0.30)	(0.09)

Total dividends and distributions	—	(0.35)		(1.36)		(1.21)	(0.47)	(0.27)

Net asset value, end of period	$7.57	$7.73		$14.26		$16.38	$14.50	$14.20

Total return (b)	(2.07)%	(43.32)%		(4.55)%		21.41%	5.42%	13.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,432,806	$1,552,709		$3,310,417		$2,844,395	$2,219,168	$2,006,001
Ratio of expenses to average net assets:
After waivers(a)	1.00%	0.95%		0.95%		0.95%	0.91%	0.95%
After waivers and fees paid indirectly(a)	0.99%	0.89	%(c)	0.87	%(c)	0.94%	0.84%	0.95%
Before waivers and fees paid indirectly(a)	1.00%	0.97%		0.96	%(c)	0.95%	0.91%	0.95%
Ratio of net investment income (loss) to average net assets:
After waivers(a)	2.38%	2.41%		1.74%		1.67%	1.49%	1.49%
After waivers and fees paid indirectly(a)	2.39%	2.49%		1.80%		1.68%	1.56%	1.49%
Before waivers and fees paid indirectly(a)	2.38%	2.40%		1.72%		1.67%	1.49%	1.49%
Portfolio turnover rate	29%	39%		50%		28%	16%	28%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	#	$—	#	$—	$—	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended		Year Ended December 31,
	June 30,
Class IA	2009 (Unaudited)		2008	2007	2006	2005		2004
Net asset value, beginning of period	$13.57		$13.69	$13.27	$13.54	$13.54		$14.37

Income (loss) from investment operations:
Net investment income (loss)	0.32	(e)	0.71 (e)	0.67 (e)	0.63 (e)	0.60	(e)	0.77
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.99)		— #	0.33	(0.33)	(0.19)		0.32

Total from investment operations	(0.67)		0.71	1.00	0.30	0.41		1.09

Less distributions:
Dividends from net investment income	—		(0.75)	(0.58)	(0.57)	(0.29)		(1.50)
Distributions from net realized gains	—		(0.08)	—	—	(0.12)		(0.42)

Total dividends and distributions	—		(0.83)	(0.58)	(0.57)	(0.41)		(1.92)

Net asset value, end of period	$12.90		$13.57	$13.69	$13.27	$13.54		$13.54

Total return(b)	(4.94)%		5.21%	7.72%	2.08%	3.03%		7.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$50,854		$1,194,074	$1,117,060	$693,119	$537,340		$100,561
Ratio of expenses to average net assets:
After waivers(a)	0.56%		0.52%	0.53%	0.55%	0.60	%(c)	0.75%
After waivers and fees paid indirectly(a)	0.56%		0.52%	0.53%	0.55%	0.60	%(c)	N/A
Before waivers and fees paid indirectly(a)	0.56%		0.52%	0.53%	0.55%	0.60	%(c)	0.75%
Ratio of net investment income to average net assets:
After waivers(a)	4.98%		5.27%	4.99%	4.75%	4.36	%(c)	4.69%
After waivers and fees paid indirectly(a)	4.98%		5.27%	4.99%	4.75%	4.36	%(c)	N/A
Before waivers and fees paid indirectly(a)	4.98%		5.27%	4.99%	4.75%	4.36	%(c)	4.69%
Portfolio turnover rate	111%		251%	522%	233%	69%		36%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—		$—	$—	$—	$—		$— #

	Six Months Ended		Year Ended December 31,			April 29, 2005* to
	June 30,					December 31,
Class IB	2009 (Unaudited)		2008	2007	2006	2005
Net asset value, beginning of period	$13.58		$13.69	$13.27	$13.55	$13.77

Income (loss) from investment operations:
Net investment income (loss)	0.31	(e)	0.67 (e)	0.64 (e)	0.60 (e)	0.38	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.00)		0.02	0.32	(0.35)	(0.23)

Total from investment operations	(0.69)		0.69	0.96	0.25	0.15

Less distributions:
Dividends from net investment income	—		(0.72)	(0.54)	(0.53)	(0.25)
Distributions from net realized gains	—		(0.08)	—	—	(0.12)

Total dividends and distributions	—		(0.80)	(0.54)	(0.53)	(0.37)

Net asset value, end of period	$12.89		$13.58	$13.69	$13.27	$13.55

Total return(b)	(5.08)%		5.01%	7.35%	1.82%	1.13%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$178,332		$173,213	$147,867	$108,067	$58,672
Ratio of expenses to average net assets:
After waivers(a)	0.81	%(c)	0.77%	0.78%	0.80%	0.85	%(c)
After waivers and fees paid indirectly(a)	0.81	%(c)	0.77%	0.78%	0.80%	0.85	%(c)
Before waivers and fees paid indirectly(a)	0.81	%(c)	0.77%	0.78%	0.80%	0.85	%(c)
Ratio of net investment income to average net assets:
After waivers(a)	5.00%		5.01%	4.73%	4.50%	4.11	%(c)
After waivers and fees paid indirectly(a)	5.00%		5.01%	4.73%	4.50%	4.11	%(c)
Before waivers and fees paid indirectly(a)	5.00%		5.01%	4.73%	4.50%	4.11	%(c)
Portfolio turnover rate	111%		251%	522%	233%	69%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH & INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended		Year Ended December 31,				April 29, 2005* to
	June 30,						December 31,
Class IA	2009 (Unaudited)		2008	2007	2006		2005

Net asset value, beginning of period	$7.53		$12.15	$12.36	$10.67		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05	(e)	0.17 (e)	0.17 (e)	0.22	(e)	0.10 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.12)		(4.58)	0.29	1.65		0.66

Total from investment operations	(0.07)		(4.41)	0.46	1.87		0.76

Less distributions:
Dividends from net investment income	—		(0.18)	(0.18)	(0.10)		(0.07)
Distributions from net realized gains	—		(0.03)	(0.49)	(0.08)		(0.02)

Total dividends and distributions	—		(0.21)	(0.67)	(0.18)		(0.09)

Net asset value, end of period	$7.46		$7.53	$12.15	$12.36		$10.67

Total return(b)	(0.93)%		(36 41)%	3.79%	17.48%		7.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,155		$31,031	$65,415	$74,235		$108
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	0.75%		0.75%	0.75%	0.75%		0.75%
After waivers, reimbursements and fees paid indirectly(a)	0.72%		0.73%	0.73%	0.74%		0.72%
Before waivers, reimbursements and fees paid indirectly(a)	0.86%		0.85%	0.81%	0.88	%(c)	1.50%
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)	1.42%		1.66%	1.35%	1.75%		1.43%
After waivers, reimbursements and fees paid indirectly(a)	1.45%		1.68%	1.36%	1.76%		1.46%
Before waivers, reimbursements and fees paid indirectly(a)	1.31%		1.56%	1.29%	1.67%		0.68%
Portfolio turnover rate	34%		109%	85%	49%		19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	#	$0.01	$0.01	$0.01		$0.05

	Six Months Ended		Year Ended December 31,				April 29, 2005* to
	June 30,						December 31,
Class IB	2009 (Unaudited)		2008	2007	2006		2005

Net asset value, beginning of period	$7.54		$12.16	$12.37	$10.68		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04	(e)	0.15 (e)	0.14 (e)	0.16	(e)	0.08 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.12)		(4.58)	0.28	1.68		0.66

Total from investment operations	(0.08)		(4.43)	0.42	1.84		0.74

Less distributions:
Dividends from net investment income	—		(0.16)	(0.14)	(0.07)		(0.04)
Distributions from net realized gains	—		(0.03)	(0.49)	(0.08)		(0.02)

Total dividends and distributions	—		(0.19)	(0.63)	(0.15)		(0.06)

Net asset value, end of period	$7.46		$7.54	$12.16	$12.37		$10.68

Total return(b)	(1.06)%		(36.54)%	3.43%	17.26%		7.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$115,410		$107,388	$172,888	$156,413		$38,230
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	1.00%		1.00%	1.00%	1.00%		1.00%
After waivers, reimbursements and fees paid indirectly(a)	0.97%		0.98%	0.98%	0.99%		0.97%
Before waivers, reimbursements and fees paid indirectly(a)	1.11	%(c)	1.10%	1.06%	1.13	%(c)	1.75%
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)	1.12%		1.43%	1.08%	1.33%		1.18%
After waivers, reimbursements and fees paid indirectly(a)	1.15%		1.45%	1.10%	1.34%		1.21%
Before waivers, reimbursements and fees paid indirectly(a)	1.01%		1.33%	1.02%	1.19%		0.43%
Portfolio turnover rate	34%		109%	85%	49%		19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	#	$0.01	$0.01	$0.02		$0.05

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended	Year Ended December 31,					April 29, 2005* to
	June 30,						December 31,
Class IA	2009 (Unaudited)	2008	2007		2006		2005

Net asset value, beginning of period	$8.53	$12.59	$11.88		$10.69		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.16 (e)	0.13	(e)	0.14	(e)	0.08 (e)
Net realized and unrealized gain (loss) on investments	0.40	(4.02)	1.16		1.24		0.67

Total from investment operations	0.46	(3.86)	1.29		1.38		0.75

Less distributions:
Dividends from net investment income	—	(0.13)	(0.12)		(0.12)		(0.06)
Distributions from net realized gains	—	(0.07)	(0.46)		(0.07)		—

Total dividends and distributions	—	(0.20)	(0.58)		(0.19)		(0.06)

Net asset value, end of period	$8.99	$8.53	$12.59		$11.88		$10.69

Total return(b)	5.39%	(30.80)%	10.99%		12.92%		7.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,862	$2,900	$1,262		$121		$107
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	0.75%	0.75%	0.75%		0.75%		0.75%
After waivers, reimbursements and fees paid indirectly(a)	0.74%	0.74%	0.74%		0.74%		0.74%
Before waivers, reimbursements and fees paid indirectly(a)	0.86%	0.87%	0.86%		1.03%		1.89%
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)	1.36%	1.46%	1.03%		1.21%		1.12%
After waivers, reimbursements and fees paid indirectly(a)	1.38%	1.46%	1.04%		1.22%		1.13%
Before waivers, reimbursements and fees paid indirectly(a)	1.25%	1.34%	0.92%		0.93%		(0.02)%
Portfolio turnover rate	29%	43%	42%		36%		26%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01	$0.01	$0.01		$0.03		$0.08

	Six Months Ended	Year Ended December 31,					April 29, 2005* to
	June 30,						December 31,
Class IB	2009 (Unaudited)	2008	2007		2006		2005

Net asset value, beginning of period	$8.54	$12.60	$11.89		$10.69		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.13 (e)	0.10	(e)	0.11	(e)	0.06 (e)
Net realized and unrealized gain (loss) on investments	0.40	(4.01)	1.16		1.25		0.67

Total from investment operations	0.45	(3.88)	1.26		1.36		0.73

Less distributions:
Dividends from net investment income	—	(0.11)	(0.09)		(0.09)		(0.04)
Distributions from net realized gains	—	(0.07)	(0.46)		(0.07)		—

Total dividends and distributions	—	(0.18)	(0.55)		(0.16)		(0.04)

Net asset value, end of period	$8.99	$8.54	$12.60		$11.89		$10.69

Total return(b)	5.27%	(30.95)%	10.69%		12.63%		7.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$146,413	$100,829	$91,751		$58,690		$27,015
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	1.00%	1.00%	1.00%		1.00%		1.00%
After waivers, reimbursements and fees paid indirectly(a)	0.99%	0.99%	0.99%		0.99%		0.99%
Before waivers, reimbursements and fees paid indirectly(a)	1.11%	1.12%	1.11	%(c)	1.28	%(c)	2.14%
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)	1.09%	1.19%	0.82%		0.96%		0.87%
After waivers, reimbursements and fees paid indirectly(a)	1.11%	1.19%	0.83%		0.97%		0.88%
Before waivers, reimbursements and fees paid indirectly(a)	0.99%	1.07%	0.69%		0.70%		(0.27)%
Portfolio turnover rate	29%	43%	42%		36%		26%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01	$0.01	$0.02		$0.03		$0.08

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended	Year Ended December 31,				April 29, 2005* to
Class IA	June 30, 2009 (Unaudited)	2008	2007	2006		December 31, 2005

Net asset value, beginning of period	$6.76	$11.63	$12.47	$11.28		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.16 (e)	0.10 (e)	0.14	(e)	0.08 (e)
Net realized and unrealized gain (loss) on investments	(0.03)	(4.60)	— #	1.28		1.30

Total from investment operations	0.01	(4.44)	0.10	1.42		1.38

Less distributions:
Dividends from net investment income	—	(0.16)	(0.10)	(0.08)		(0.06)
Distributions from net realized gains	—	(0.27)	(0.84)	(0.15)		(0.04)

Total dividends and distributions	—	(0.43)	(0.94)	(0.23)		(0.10)

Net asset value, end of period	$6.77	$6.76	$11.63	$12.47		$11.28

Total return(b)	0.15%	(38.79)%	0.81%	12.66%		13.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$38,450	$42,881	$84,868	$76,210		$114
Ratio of expenses to average net assets:
After waivers(a)	0.80%	0.80%	0.80%	0.80%		0.80%
After waivers and fees paid indirectly(a)	0.77%	0.79%	0.79%	0.80%		0.76%
Before waivers and fees paid indirectly(a)	0.88%	0.86%	0.85%	0.85%		1.02%
Ratio of net investment income to average net assets:
After waivers(a)	1.28%	1.67%	0.78%	1.11%		1.03%
After waivers and fees paid indirectly(a)	1.31%	1.68%	0.79%	1.11%		1.07%
Before waivers and fees paid indirectly(a)	1.19%	1.61%	0.74%	1.06%		0.81%
Portfolio turnover rate	73%	38%	32%	24%		19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$0.01	$0.01	$0.01		$0.02

	Six Months Ended	Year Ended December 31,				April 29, 2005* to
Class IB	June 30, 2009 (Unaudited)	2008	2007	2006		December 31, 2005

Net asset value, beginning of period	$6.77	$11.65	$12.48	$11.29		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.14 (e)	0.07 (e)	0.07	(e)	0.06 (e)
Net realized and unrealized gain (loss) on investments	(0.03)	(4.61)	— #	1.32		1.30

Total from investment operations	— #	(4.47)	0.07	1.39		1.36

Less distributions:
Dividends from net investment income	—	(0.14)	(0.06)	(0.05)		(0.03)
Distributions from net realized gains	—	(0.27)	(0.84)	(0.15)		(0.04)

Total dividends and distributions	—	(0.41)	(0.90)	(0.20)		(0.07)

Net asset value, end of period	$6.77	$6.77	$11.65	$12.48		$11.29

Total return(b)	0.00%	(38.96)%	0.64%	12.37%		13.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$208,927	$216,671	$340,422	$245,301		$123,436
Ratio of expenses to average net assets:
After waivers(a)	1.05%	1.05%	1.05%	1.05%		1.05%
After waivers and fees paid indirectly(a)	1.02%	1.04%	1.04%	1.05	%(c)	1.01%
Before waivers and fees paid indirectly(a)	1.13%	1.11%	1.10%	1.10	%(c)	1.27%
Ratio of net investment income to average net assets:
After waivers(a)	1.02%	1.45%	0.54%	0.64%		0.78%
After waivers and fees paid indirectly(a)	1.06%	1.46%	0.55%	0.64%		0.82%
Before waivers and fees paid indirectly(a)	0.94%	1.39%	0.50%	0.58%		0.56%
Portfolio turnover rate	73%	38%	32%	24%		19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$0.01	$0.01	$0.01		$0.02

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended		Year Ended December 31,
Class IA	June 30, 2009 (Unaudited)		2008		2007		2006		2005		2004

Net asset value, beginning of period	$5.00		$10.09		$10.75		$10.35		$11.13		$10.20

Income (loss) from investment operations:
Net investment income (loss)	0.03	(e)	0.10	(e)	0.02	(e)	0.02	(e)	0.02	(e)	0.05
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.37		(5.02)		0.84		1.16		0.69		1.59

Total from investment operations	0.40		(4.92)		0.86		1.18		0.71		1.64

Less distributions:
Dividends from net investment income	—		(0.08)		—		(0.03)		—		(0.07)
Distributions from net realized gains	—		(0.09)		(1.52)		(0.75)		(1.49)		(0.64)

Total dividends and distributions	—		(0.17)		(1.52)		(0.78)		(1.49)		(0.71)

Net asset value, end of period	$5.40		$5.00		$10.09		$10.75		$10.35		$11.13

Total return(b)	8.00%		(49.10)%		8.25%		11.79%		6.63%		16.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$374,249		$39,101		$63,363		$51,403		$13,551		$7,931
Ratio of expenses to average net assets:
After waivers(a)	0.52%		0.76%		0.75%		0.75%		0.75%		0.75%
After waivers and fees paid indirectly(a)	0.51%		0.58%		0.75%		0.72%		0.70%		0.71%
Before fees paid indirectly(a)	0.52%		0.82%		0.81%		0.80%		0.75%		0.76%
Ratio of net investment income to average net assets:
After waivers(a)	1.32%		1.07%		0.19%		0.19%		0.15%		0.62%
After waivers and fees paid indirectly(a)	1.33%		1.25%		0.20%		0.22%		0.20%		0.66%
Before fees paid indirectly(a)	1.32%		1.01%		0.13%		0.15%		0.15%		0.61%
Portfolio turnover rate	8%		239%		112%		155%		149%		123%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—		$—	#	$0.01		$—	#	$—	#	$— #

	Six Months Ended		Year Ended December 31,
Class IB	June 30, 2009 (Unaudited)		2008		2007		2006		2005		2004

Net asset value, beginning of period	$4.93		$9.96		$10.65		$10.26		$11.08		$10.15

Income (loss) from investment operations:
Net investment income (loss)	0.03	(e)	0.07	(e)	(0.01	)(e)	—	#(e)	(0.01	)(e)	0.04
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.36		(4.94)		0.84		1.14		0.68		1.57

Total from investment operations	0.39		(4.87)		0.83		1.14		0.67		1.61

Less distributions:
Dividends from net investment income	—		(0.07)		—		—	#	—		(0.04)
Distributions from net realized gains	—		(0.09)		(1.52)		(0.75)		(1.49)		(0.64)

Total dividends and distributions	—		(0.16)		(1.52)		(0.75)		(1.49)		(0.68)

Net asset value, end of period	$5.32		$4.93		$9.96		$10.65		$10.26		$11.08

Total return(b)	7.91%		(49.28)%		8.05%		11.51%		6.39%		16.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$860,004		$788,812		$1,611,257		$1,516,836		$1,340,515		$1,161,685
Ratio of expenses to average net assets:
After waivers(a)	0.77	%(c)	1.01%		1.00%		1.00%		1.00%		1.00%
After waivers and fees paid indirectly(a)	0.76	%(c)	0.83	%(c)	1.00%		0.97	%(c)	0.95%		0.96%
Before waivers and fees paid indirectly(a)	0.77	%(c)	1.07%		1.06%		1.05	%(c)	1.00%		1.01%
Ratio of net investment income to average net assets:
After waivers(a)	1.17%		0.76%		(0.06)%		(0.04)%		(0.10)%		0.37%
After waivers and fees paid indirectly(a)	1.21%		0.93%		(0.06)%		—	%‡‡	(0.05)%		0.41%
Before waivers and fees paid indirectly(a)	1.17%		0.71%		(0.12)%		(0.08)%		(0.10)%		0.36%
Portfolio turnover rate	8%		239%		112%		155%		149%		123%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—		$—	#	$0.01		$—	#	$—		$— #

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended	Year Ended December 31,
Class IA	June 30, 2009 (Unaudited)	2008	2007	2006		2005		2004

Net asset value, beginning of period	$6.18	$10.39	$14.37	$14.01		$14.05		$13.09

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.14 (e)	0.19	0.08	(e)	0.09	(e)	0.03	(e)
Net realized and unrealized gain (loss) on investments	0.26	(4.20)	(0.42)	1.68		1.51		2.20

Total from investment operations	0.32	(4.06)	(0.23)	1.76		1.60		2.23

Less distributions:
Dividends from net investment income	—	(0.15)	(0.19)	(0.08)		(0.10)		—
Distributions from net realized gains	—	—	(3.56)	(1.32)		(1.54)		(1.27)

Total dividends and distributions	—	(0.15)	(3.75)	(1.40)		(1.64)		(1.27)

Net asset value, end of period	$6.50	$6.18	$10.39	$14.37		$14.01		$14.05

Total return (b)	5.18%	(39.06)%	(1.29)%	12.76%		11.62%		18.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,673	$18,747	$26,777	$24,186		$16,535		$8,178
Ratio of expenses to average net assets:
After waivers(a)	0.80%	0.76%	0.79%	0.83%		0.79%		0.82%
After waivers and fees paid indirectly(a)	0.79%	0.75%	0.58%	0.82%		0.77%		0.80%
Before waivers and fees paid indirectly(a)	0.80%	0.77%	0.79%	0.83%		0.79%		0.82%
Ratio of net investment income (loss) to average net assets:
After waivers(a)	1.97%	1.62%	1.05%	0.53%		0.60%		0.21%
After waivers and fees paid indirectly(a)	1.98%	1.63%	1.26%	0.54%		0.62%		0.23%
Before waivers and fees paid indirectly(a)	1.97%	1.61%	1.05%	0.53%		0.60%		0.21%
Portfolio turnover rate	32%	38%	160%	66%		55	%(d)	74%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$— #	$— #	$—		$—		$—

	Six Months Ended	Year Ended December 31,
Class IB	June 30, 2009 (Unaudited)	2008	2007	2006		2005		2004

Net asset value, beginning of period	$6.10	$10.31	$14.30	$13.95		$14.00		$13.08

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.12 (e)	0.16	0.04	(e)	0.05	(e)	—	#(e)
Net realized and unrealized gain (loss) on investments	0.27	(4.20)	(0.44)	1.67		1.50		2.19

Total from investment operations	0.32	(4.08)	(0.28)	1.71		1.55		2.19

Less distributions:
Dividends from net investment income	—	(0.13)	(0.15)	(0.04)		(0.06)		—
Distributions from net realized gains	—	—	(3.56)	(1.32)		(1.54)		(1.27)

Total dividends and distributions	—	(0.13)	(3.71)	(1.36)		(1.60)		(1.27)

Net asset value, end of period	$6.42	$6.10	$10.31	$14.30		$13.95		$14.00

Total return (b)	5.25%	(39.53)%	(1.62)%	12.45%		11.31%		17.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$847,761	$838,774	$1,671,712	$1,897,629		$1,730,041		$1,438,673
Ratio of expenses to average net assets:
After waivers(a)	1.05%	1.01%	1.04%	1.08%		1.04%		1.07%
After waivers and fees paid indirectly(a)	1.04%	1.00%	0.83%	1.07	%(c)	1.02%		1.05%
Before waivers and fees paid indirectly(a)	1.05%	1.02%	1.04%	1.08%		1.04%		1.07%
Ratio of net investment income (loss) to average net assets:
After waivers(a)	1.76%	1.34%	0.82%	0.27%		0.35%		(0.04)%
After waivers and fees paid indirectly(a)	1.77%	1.34%	1.03%	0.29%		0.37%		(0.02)%
Before waivers and fees paid indirectly(a)	1.76%	1.32%	0.81%	0.27%		0.35%		(0.04)%
Portfolio turnover rate	32%	38%	160%	66%		55	%(d)	74%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$— #	$— #	$—		$—		$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO(s)(v)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months		Year Ended December 31,
Class IA	Ended June 30, 2009 (Unaudited)		2008		2007	2006	2005	2004

Net asset value, beginning of period	$1.000		$1.000		$1.000	$1.000	$1.001	$1.002

Income (loss) from investment operations:
Net investment income (loss)	0.001	(e)	0.020	(e)	0.048 (e)	0.046 (e)	0.029 (e)	0.012
Net realized and unrealized gain (loss) on investments	—		0.003		—	— #	— #	(0.001)

Total from investment operations	0.001		0.023		0.048	0.046	0.029	0.011

Less distributions:
Dividends from net investment income	(0.001)		(0.023)		(0.048)	(0.046)	(0.029)	(0.012)

Net asset value, end of period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.001

Total return(b)	0.12%		2.36%		4.97%	4.72%	2.85%	1.02%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$784,494		$2,037,507		$869,405	$831,695	$737,535	$598,718
Ratio of expenses to average net assets:
After waivers(a)	0.13%		0.47%		0.45%	0.44%	0.39%	0.39%
Before waivers(a)	0.47%		0.47%		0.45%	0.44%	0.39%	0.39%
Ratio of net investment income to average net assets:
After waivers(a)	0.23%		2.03%		4.83%	4.65%	2.86%	1.01%
Before waivers(a)	(0.10)%		2.03%		4.83%	4.65%	2.86%	1.01%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.002		$—		$—	$—	$—	$—

	Six Months		Year Ended December 31,
Class IB	Ended June 30, 2009 (Unaudited)		2008		2007	2006	2005	2004

Net asset value, beginning of period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.001

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.019	(e)	0.046 (e)	0.044 (e)	0.027 (e)	0.009
Net realized and unrealized gain (loss) on investments	—		0.002		—	— #	— #	(0.001)

Total from investment operations	—	#	0.021		0.046	0.044	0.027	0.008

Less distributions:
Dividends from net investment income	—		(0.021)		(0.046)	(0.044)	(0.027)	(0.009)

Net asset value, end of period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000

Total return(b)	0.01%		2.13%		4.71%	4.46%	2.65%	0.77%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,623,066		$1,928,723		$1,199,272	$918,153	$773,184	$774,625
Ratio of expenses to average net assets:
After waivers(a)	0.38%		0.72	%(c)	0.70%	0.69%	0.64%	0.64%
Before waivers(a)	0.72%		0.72	%(c)	0.70%	0.69%	0.64%	0.64%
Ratio of net investment income to average net assets:
After waivers(a)	(0.01)%		1.95%		4.57%	4.42%	2.61%	0.76%
Before waivers(a)	(0.36)%		1.95%		4.57%	4.42%	2.61%	0.76%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.002		$—		$—	$—	$—	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO(t)

FINANCIAL HIGHLIGHTS — (Continued)

		Year Ended December 31,					December 13,
Class IA	Six Months Ended June 30, 2009 (Unaudited)	2008		2007	2006	2005	2004* to December 31, 2004

Net asset value, beginning of period	$4.39	$6.56		$5.44	$5.05	$4.80	$4.73

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.02	(e)	0.03 (e)	0.02 (e)	0.02 (e)	—	#(e)
Net realized and unrealized gain (loss) on investments	0.36	(2.17)		1.12	0.39	0.25	0.09

Total from investment operations	0.38	(2.15)		1.15	0.41	0.27	0.09

Less distributions:
Dividends from net investment income	—	(0.02)		(0.03)	(0.02)	(0.02)	(0.02)

Net asset value, end of period	$4.77	$4.39		$6.56	$5.44	$5.05	$4.80

Total return(b)	8.66%	(32.74)%		21.13%	8.20%	5.71%	0.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,308	$5,898		$15,661	$10,045	$11,800	$13,837
Ratio of expenses to average net assets:
After waivers(a)	0.93%	0.90%		0.90%	0.88%	0.83%	0.76	%(c)
After waivers and fees paid indirectly(a)	0.89%	0.88%		0.88%	0.86%	0.80%	N/A
Before waivers and fees paid indirectly(a)	0.93%	0.90%		0.90%	0.88%	0.83%	0.76	%(c)
Ratio of net investment income to average net assets:
After waivers(a)	0.71%	0.36%		0.47%	0.42%	0.48%	0.47	%(c)
After waivers and fees paid indirectly(a)	0.74%	0.38%		0.48%	0.43%	0.51%	N/A
Before waivers and fees paid indirectly(a)	0.71%	0.36%		0.47%	0.42%	0.48%	0.47	%(c)
Portfolio turnover rate	22%	52%		71%	66%	55%	58%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	$—		$— #	$—	$—	$—

	Six Months Ended	Year Ended December 31,
Class IB	June 30, 2009 (Unaudited)	2008		2007	2006	2005	2004

Net asset value, beginning of period	$4.40	$6.57		$5.45	$5.06	$4.81	$4.64

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.01	(e)	0.01 (e)	0.01 (e)	0.01 (e)	0.01	(e)
Net realized and unrealized gain (loss) on investments	0.37	(2.17)		1.12	0.39	0.25	0.18

Total from investment operations	0.38	(2.16)		1.13	0.40	0.26	0.19

Less distributions:
Dividends from net investment income	—	(0.01)		(0.01)	(0.01)	(0.01)	(0.02)

Net asset value, end of period	$4.78	$4.40		$6.57	$5.45	$5.06	$4.81

Total return(b)	8.64%	(32.86)%		20.77%	7.91%	5.43%	4.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$316,520	$295,780		$345,467	$274,068	$305,851	$258,854
Ratio of expenses to average net assets:
After waivers(a)	1.18%	1.15	%(c)	1.15%	1.13%	1.08%	1.12%
After waivers and fees paid indirectly(a)	1.14%	1.13%		1.13%	1.11%	1.05%	N/A
Before waivers and fees paid indirectly(a)	1.18%	1.15	%(c)	1.15%	1.13%	1.08%	1.12%
Ratio of net investment income to average net assets:
After waivers(a)	0.46%	0.17%		0.21%	0.17%	0.23%	0.11%
After waivers and fees paid indirectly(a)	0.49%	0.20%		0.22%	0.18%	0.26%	N/A
Before waivers and fees paid indirectly(a)	0.46%	0.17%		0.21%	0.17%	0.23%	0.11%
Portfolio turnover rate	22%	52%		71%	66%	55%	58%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	$—		$— #	$—	$—	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended	Year Ended December 31,				August 31, 2006*
Class IA	June 30, 2009 (Unaudited)	2008		2007		to December 31, 2006

Net asset value, beginning of period	$6.68	$11.48		$11.00		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.18	(e)	0.09	(e)	0.01	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.74	(4.84)		0.56		1.00

Total from investment operations	0.81	(4.66)		0.65		1.01

Less distributions:
Dividends from net investment income	—	(0.13)		(0.06)		(0.01)
Distributions from net realized gains	—	(0.01)		(0.11)		—	#

Total dividends and distributions	—	(0.14)		(0.17)		(0.01)

Net asset value, end of period	$7.49	$6.68		$11.48		$11.00

Total return(b)	12.13%	(40.60)%		5.94%		10.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,811	$2,257		$6,248		$4,410
Ratio of expenses to average net assets:
After waivers(a)	1.10%	1.10%		1.10%		1.10%
Before waivers(a)	1.20%	1.37%		1.46%		2.25	%(c)
Ratio of net investment income to average net assets:
After waivers(a)	2.10%	1.84%		0.74%		0.30%
Before waivers(a)	2.00%	1.57%		0.38%		(1.11)%
Portfolio turnover rate	13%	33%		22%		6%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$0.03		$0.04		$0.05

	Six Months Ended	Year Ended December 31,				August 31, 2006*
Class IB	June 30, 2009 (Unaudited)	2008		2007		to December 31, 2006

Net asset value, beginning of period	$6.68	$11.48		$10.99		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.12	(e)	0.05	(e)	—	#(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.74	(4.80)		0.58		0.99

Total from investment operations	0.80	(4.68)		0.63		0.99

Less distributions:
Dividends from net investment income	—	(0.11)		(0.03)		—
Distributions from net realized gains	—	(0.01)		(0.11)		—	#

Total dividends and distributions	—	(0.12)		(0.14)		—	#

Net asset value, end of period	$7.48	$6.68		$11.48		$10.99

Total return(b)	11.98%	(40.75)%		5.66%		10.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$130,775	$101,688		$131,915		$26,740
Ratio of expenses to average net assets:
After waivers(a)	1.35%	1.35%		1.35%		1.35%
Before waivers(a)	1.45%	1.62	%(c)	1.71	%(c)	2.50	%(c)
Ratio of net investment income to average net assets:
After waivers(a)	1.84%	1.33%		0.39%		0.13%
Before waivers(a)	1.74%	1.05%		(0.04)%		(0.93)%
Portfolio turnover rate	13%	33%		22%		6%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$0.03		$0.05		$0.04

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	March 30, 2007* to December 31, 2007
Net asset value, beginning of period	$9.28	$10.53	$10.06

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.34 (e)	0.34	(e)
Net realized and unrealized gain (loss) on investments, futures, options written and foreign currency transactions	0.52	(0.71)	0.51

Total from investment operations	0.56	(0.37)	0.85

Less distributions:
Dividends from net investment income	—	(0.31)	(0.29)
Distributions from net realized gains	—	(0.57)	(0.09)

Total dividends and distributions	—	(0.88)	(0.38)

Net asset value, end of period	$9.84	$9.28	$10.53

Total return(b)	6.03%	(3.74)%	8.72%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,084,386	$952,328	$705,347
Ratio of expenses to average net assets:
After waivers(a)	0.70%	0.66%	0.65%
Before waivers(a)	0.70%	0.68%	0.69%
Ratio of net investment income to average net assets:
After waivers(a)	0.91%	3.20%	4.45%
Before waivers(a)	0.91%	3.18%	4.40%
Portfolio turnover rate	186%	1,056%	1,088%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	$— #	$—	#

	Six Months Ended	Year Ended December 31,
Class IB	June 30, 2009 (Unaudited)	2008	2007		2006	2005	2004
Net asset value, beginning of period	$9.28	$10.54	$9.76		$10.14	$10.31	$10.33

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.31 (e)	0.43	(e)	0.43 (e)	0.34 (e)	0.20
Net realized and unrealized gain (loss) on investments, futures, options written and foreign currency transactions	0.53	(0.71)	0.70		(0.41)	(0.26)	0.29

Total from investment operations	0.56	(0.40)	1.13		0.02	0.08	0.49

Less distributions:
Dividends from net investment income	—	(0.29)	(0.26)		(0.35)	(0.22)	(0.21)
Distributions from net realized gains	—	(0.57)	(0.09)		(0.05)	(0.03)	(0.30)

Total dividends and distributions	—	(0.86)	(0.35)		(0.40)	(0.25)	(0.51)

Net asset value, end of period	$9.84	$9.28	$10.54		$9.76	$10.14	$10.31

Total return(b)	6.03%	(4.07)%	11.43%		0.44%	0.77%	4.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,253,114	$1,120,616	$584,940		$375,504	$217,873	$60,511
Ratio of expenses to average net assets:
After waivers(a)	0.95%	0.91%	0.90%		0.70%	0.65%	0.65%
Before waivers(a)	0.95%	0.93%	0.94	%(c)	0.95%	0.96%	1.00%
Ratio of net investment income to average net assets:
After waivers(a)	0.65%	2.91%	4.27%		4.20%	3.31%	2.04%
Before waivers(a)	0.65%	2.89%	4.21%		3.95%	3.00%	1.69%
Portfolio turnover rate	186%	1,056%	1,088%		1,040%	1,249%	396%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	$— #	$0.01		$0.03	$0.03	$0.04

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended		Year Ended December 31,
Class IA	June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.75		$9.94	$10.00	$10.02	$10.20	$10.25

Income (loss) from investment operations:
Net investment income (loss)	0.15	(e)	0.63	0.46 (e)	0.43 (e)	0.36 (e)	0.26
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.03		(1.26)	0.01	(0.02)	(0.12)	0.15

Total from investment operations	0.18		(0.63)	0.47	0.41	0.24	0.41

Less distributions:
Dividends from net investment income	—		(0.56)	(0.53)	(0.43)	(0.39)	(0.27)
Distributions from net realized gains	—		—	—	—	(0.03)	(0.19)

Total dividends and distributions	—		(0.56)	(0.53)	(0.43)	(0.42)	(0.46)

Net asset value, end of period	$8.93		$8.75	$9.94	$10.00	$10.02	$10.20

Total return (b)	2.06%		(6.36)%	4.78%	4.06%	2.33%	3.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,477,465		$883,979	$1,556,385	$1,644,924	$1,543,231	$1,627,106
Ratio of expenses to average net assets(a)	0.59%		0.65%	0.64%	0.61%	0.55%	0.56%
Ratio of net investment income (loss) to average net assets(a)	3.33%		4.80%	4.49%	4.25%	3.51%	2.55%
Portfolio turnover rate	125%		135%	165%	353%	531%	659%

	Six Months Ended		Year Ended December 31,
Class IB	June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.71		$9.89	$9.95	$9.96	$10.15	$10.19

Income (loss) from investment operations:
Net investment income (loss)	0.14	(e)	0.48	0.43 (e)	0.40 (e)	0.33 (e)	0.23
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.02		(1.13)	0.01	(0.01)	(0.13)	0.16

Total from investment operations	0.16		(0.65)	0.44	0.39	0.20	0.39

Less distributions:
Dividends from net investment income	—		(0.53)	(0.50)	(0.40)	(0.36)	(0.24)
Distributions from net realized gains	—		—	—	—	(0.03)	(0.19)

Total dividends and distributions	—		(0.53)	(0.50)	(0.40)	(0.39)	(0.43)

Net asset value, end of period	$8.87		$8.71	$9.89	$9.95	$9.96	$10.15

Total return (b)	1.84%		(6.57)%	4.60%	3.79%	1.95%	3.79%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$394,194		$410,584	$497,051	$480,846	$465,584	$424,156
Ratio of expenses to average net assets(a)	0.84	%(c)	0.90%	0.89%	0.86%	0.80%	0.81%
Ratio of net investment income (loss) to average net assets(a)	3.22%		4.53%	4.24%	4.00%	3.26%	2.30%
Portfolio turnover rate	125%		135%	165%	353%	531%	659%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended		Year Ended December 31,				June 9, 2005* to
Class IA	June 30, 2009 (Unaudited)		2008	2007	2006		December 31, 2005
Net asset value, beginning of period	$9.30		$10.09	$9.98	$9.94		$10.02

Income (loss) from investment operations:
Net investment income (loss)	0.19	(e)	0.43 (e)	0.46 (e)	0.43	(e)	0.38	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.27		(0.61)	0.09	(0.01)		(0.33)

Total from investment operations	0.46		(0.18)	0.55	0.42		0.05

Less distributions:
Dividends from net investment income	—		(0.61)	(0.44)	(0.38)		(0.13)

Net asset value, end of period	$9.76		$9.30	$10.09	$9.98		$9.94

Total return(b)	4.95%		(1.76)%	5.56%	4.22%		0.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,792		$1,585,229	$2,131,300	$1,781,319		$1,219,936
Ratio of expenses to average net assets:
After waivers(a)	0.59%		0.56%	0.58%	0.54%		0.40	%(c)
Before waivers(a)	0.59%		0.56%	0.58%	0.54%		0.51	%(c)
Ratio of net investment income to average net assets:
After waivers(a)	4.01%		4.23%	4.52%	4.21%		3.76	%(c)
Before waivers(a)	4.01%		4.23%	4.52%	4.21%		3.65	%(c)
Portfolio turnover rate	122%		418%	134%	101%		52%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—		$—	$—	$—		$0.01

	Six Months Ended		Year Ended December 31,
Class IB	June 30, 2009 (Unaudited)		2008	2007	2006		2005		2004
Net asset value, beginning of period	$9.31		$10.10	$9.99	$9.95		$9.92		$9.98

Income (loss) from investment operations:
Net investment income (loss)	0.18	(e)	0.40 (e)	0.44 (e)	0.40	(e)	0.28	(e)	0.23
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.26		(0.61)	0.09	(0.01)		(0.14)		(0.06)

Total from investment operations	0.44		(0.21)	0.53	0.39		0.14		0.17

Less distributions:
Dividends from net investment income	—		(0.58)	(0.42)	(0.35)		(0.11)		(0.23)

Net asset value, end of period	$9.75		$9.31	$10.10	$9.99		$9.95		$9.92

Total return(b)	4.73%		(2.01)%	5.28%	3.95%		1.38%		1.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$232,276		$166,092	$110,923	$85,346		$36,314		$13,442
Ratio of expenses to average net assets:
After waivers(a)	0.84	%(c)	0.81%	0.83%	0.79	%(c)	0.65	%(c)	0.65%
Before waivers(a)	0.84	%(c)	0.81%	0.83%	0.79	%(c)	0.76	%(c)	1.22%
Ratio of net investment income to average net assets:
After waivers(a)	3.91%		3.99%	4.28%	3.97%		3.51	%(c)	2.55%
Before waivers(a)	3.91%		3.99%	4.28%	3.97%		3.40	%(c)	1.98%
Portfolio turnover rate	122%		418%	134%	101%		52%		36%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—		$—	$—	$—		$0.01		$0.06

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended		Year Ended December 31,
Class IA	June 30, 2009 (Unaudited)		2008		2007	2006		2005	2004

Net asset value, beginning of period	$6.77		$11.61		$13.01	$11.68		$11.87	$10.47

Income (loss) from investment operations:
Net investment income (loss)	0.04	(e)	0.14	(e)	0.18 (e)	0.15	(e)	0.13 (e)	0.08
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.10		(4.06)		(0.43)	1.94		0.40	1.79

Total from investment operations	0.14		(3.92)		(0.25)	2.09		0.53	1.87

Less distributions:
Dividends from net investment income	—		(0.10)		(0.21)	(0.13)		(0.12)	(0.09)
Distributions from net realized gains	—		(0.82)		(0.94)	(0.63)		(0.60)	(0.38)

Total dividends and distributions	—		(0.92)		(1.15)	(0.76)		(0.72)	(0.47)

Net asset value, end of period	$6.91		$6.77		$11.61	$13.01		$11.68	$11.87

Total return(b)	2.07%		(33.94)%		(1.55)%	17.98%		4.50%	17.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$600,203		$216,594		$130,825	$380,834		$24,343	$18,361
Ratio of expenses to average net assets(a)	0.39%		0.45%		0.39%	0.38	%(c)	0.33%	0.38%
Ratio of net investment income (loss) to average net assets(a)	1.37%		1.61%		1.36%	1.17%		1.09%	0.94%
Portfolio turnover rate	25%		48%		32%	26%		26%	21%

	Six Months Ended		Year Ended December 31,
Class IB	June 30, 2009 (Unaudited)		2008		2007	2006		2005	2004

Net asset value, beginning of period	$6.77		$11.61		$13.01	$11.68		$11.87	$10.47

Income (loss) from investment operations:
Net investment income (loss)	0.04	(e)	0.11	(e)	0.14 (e)	0.11	(e)	0.10 (e)	0.07
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.10		(4.05)		(0.42)	1.94		0.40	1.77

Total from investment operations	0.14		(3.94)		(0.28)	2.05		0.50	1.84

Less distributions:
Dividends from net investment income	—		(0.08)		(0.18)	(0.09)		(0.09)	(0.06)
Distributions from net realized gains	—		(0.82)		(0.94)	(0.63)		(0.60)	(0.38)

Total dividends and distributions	—		(0.90)		(1.12)	(0.72)		(0.69)	(0.44)

Net asset value, end of period	$6.91		$6.77		$11.61	$13.01		$11.68	$11.87

Total return(b)	2.07%		(34.12)%		(1.82)%	17.68%		4.24%	17.67%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$463,395		$430,688		$669,947	$687,050		$517,538	$480,368
Ratio of expenses to average net assets(a)	0.64	%(c)	0.70	%(c)	0.64%	0.63	%(c)	0.58%	0.63%
Ratio of net investment income (loss) to average net assets(a)	1.19%		1.13%		1.04%	0.87%		0.84%	0.69%
Portfolio turnover rate	25%		48%		32%	26%		26%	21%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX II PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended		Year Ended December 31,				August 31, 2006*
Class IA	June 30, 2009 (Unaudited)		2008		2007		to December 31, 2006

Net asset value, beginning of period	$6.50		$10.55		$10.89		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01	(e)	0.03	(e)	0.04	(e)	0.02	(e)
Net realized and unrealized gain (loss) on investments	0.87		(4.04)		(0.21)		0.92

Total from investment operations	0.88		(4.01)		(0.17)		0.94

Less distributions:
Dividends from net investment income	—		(0.02)		—		(0.02)
Distributions from net realized gains	—		(0.02)		(0.17)		(0.03)

Total dividends and distributions	—		(0.04)		(0.17)		(0.05)

Net asset value, end of period	$7.38		$6.50		$10.55		$10.89

Total return(b)	13.54%		(38.06)%		(1.51)%		9.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,205		$3,477		$6,093		$5,502
Ratio of expenses to average net assets:
After waivers(a)	1.04	%(c)	1.05%		1.05%		1.05%
After waivers and fees paid indirectly(a)	0.97%		1.05%		1.05%		1.05%
Before waivers, reimbursements and fees paid indirectly(a)	1.36%		1.76%		1.38%		2.38	%(c)
Ratio of net investment income to average net assets:
After waivers(a)	0.44%		0.31%		0.31%		0.46%
After waivers and fees paid indirectly(a)	0.44%		0.31%		0.31%		0.46%
Before waivers, reimbursements and fees paid indirectly(a)	0.05%		(0.41)%		(0.02)%		(0.96)%
Portfolio turnover rate	109%		129%		137%		53%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01		$0.06		$0.04		$0.05

	Six Months Ended		Year Ended December 31,				August 31, 2006*
Class IB	June 30, 2009 (Unaudited)		2008		2007		to December 31, 2006

Net asset value, beginning of period	$6.48		$10.52		$10.89		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01	(e)	0.01	(e)	—	#(e)	0.01	(e)
Net realized and unrealized gain (loss) on investments	0.86		(4.02)		(0.20)		0.92

Total from investment operations	0.87		(4.01)		(0.20)		0.93

Less distributions:
Dividends from net investment income	—		(0.01)		—		(0.01)
Distributions from net realized gains	—		(0.02)		(0.17)		(0.03)

Total dividends and distributions	—		(0.03)		(0.17)		(0.04)

Net asset value, end of period	$7.35		$6.48		$10.52		$10.89

Total return(b)	13.43%		(38.23)%		(1.78)%		9.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$74,977		$59,535		$74,604		$16,994
Ratio of expenses to average net assets:
After waivers(a)	1.29	%(c)	1.30%		1.30%		1.30%
After waivers and fees paid indirectly(a)	1.22	%(c)	1.30%		1.30%		1.30%
Before waivers and fees paid indirectly(a)	1.61%		2.01	%(c)	1.63	%(c)	2.63	%(c)
Ratio of net investment income to average net assets:
After waivers(a)	0.20%		0.09%		—	%‡‡	0.21%
After waivers and fees paid indirectly(a)	0.20%		0.09%		—	%‡‡	0.21%
Before waivers and fees paid indirectly(a)	(0.20)%		(0.64)%		(0.36)%		(1.06)%
Portfolio turnover rate	109%		129%		137%		53%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01		$0.06		$0.04		$0.05

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO(g)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended		Year Ended		May 16, 2007* to
	June 30,		December 31,		December 31,
Class IA	2009 (Unaudited)		2008		2007
Net asset value, beginning of period	$12.45		$21.45		$22.76

Income (loss) from investment operations:
Net investment income (loss)	0.01	(e)	0.05	(e)	0.09	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.87		(9.05)		(0.09)

Total from investment operations	1.88		(9.00)		—	#

Less distributions:
Dividends from net investment income	—		—		(0.07)
Distributions from net realized gains	—		—		(1.24)

Total dividends and distributions	—		—		(1.31)

Net asset value, end of period	$14.33		$12.45		$21.45

Total return(b)	15.10%		(41.94	)%(cc)	0.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$25,828		$22,030		$1,219
Ratio of expenses to average net assets:
After waivers(a)	0.95%		0.91%		0.90%
After waivers and fees paid indirectly(a)	0.95%		0.91%		0.62%
Before waivers and fees paid indirectly(a)	0.99%		0.96%		0.93%
Ratio of net investment income to average net assets:
After waivers(a)	0.17%		0.30%		0.33%
After waivers and fees paid indirectly(a)	0.17%		0.30%		0.61%
Before waivers and fees paid indirectly(a)	0.13%		0.25%		0.30%
Portfolio turnover rate	28%		54%		169%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	#	$0.01		$—	#

	Six Months Ended		Year Ended December 31,
	June 30,
Class IB	2009 (Unaudited)		2008		2007		2006		2005		2004
Net asset value, beginning of period	$12.41		$21.44		$21.20		$22.09		$21.25		$18.72

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)	—	#(e)	0.02	(e)	(0.13	)(e)	(0.17	)(e)	(0.17	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.87		(9.03)		1.48		(0.76)		1.01		2.70

Total from investment operations	1.86		(9.03)		1.50		(0.89)		0.84		2.53

Less distributions:
Dividends from net investment income	—		—	#	(0.02)		—		—		—
Distributions from net realized gains	—		—	#	(1.24)		—		—		—

Total dividends and distributions	—		—	#	(1.26)		—		—		—

Net asset value, end of period	$14.27		$12.41		$21.44		$21.20		$22.09		$21.25

Total return(b)	14.99%		(42.10	)%(dd)	7.19%		(3.98)%		3.95%		13.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$405,890		$328,374		$590,564		$246,130		$302,413		$285,682
Ratio of expenses to average net assets:
After waivers(a)	1.20%		1.16%		1.15%		1.15%		1.13%		1.15%
After waivers and fees paid indirectly(a)	1.20%		1.16%		0.87	%(c)	1.15%		1.13%		1.14%
Before waivers and fees paid indirectly(a)	1.24%		1.21	%(c)	1.18	%(c)	1.18%		1.13%		1.17%
Ratio of net investment income to average net assets:
After waivers(a)	(0.08)%		0.02%		(0.10)%		(0.60)%		(0.84)%		(0.85)%
After waivers and fees paid indirectly(a)	(0.08)%		0.02%		0.10%		(0.60)%		(0.84)%		(0.84)%
Before waivers and fees paid indirectly(a)	(0.12)%		(0.02)%		(0.14)%		(0.62)%		(0.84)%		(0.87)%
Portfolio turnover rate	28%		54%		169%		40%		15%		18%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	#	$0.01		$0.01		$0.01		$—		$—	#

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended	Year Ended December 31,
	June 30,
Class IB	2009 (Unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$4.03	$6.84	$6.82	$6.02	$5.56	$4.99

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.07 (e)	0.06 (e)	0.05 (e)	0.04 (e)	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.25	(2.81)	0.02	0.80	0.46	0.61

Total from investment operations	0.27	(2.74)	0.08	0.85	0.50	0.66

Less distributions:
Dividends from net investment income	—	(0.07)	(0.06)	(0.05)	(0.04)	(0.09)

Net asset value, end of period	$4.30	$4.03	$6.84	$6.82	$6.02	$5.56

Total return(b)	6.70%	(40.03)%	1.14%	14.10%	8.98%	13.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$119,750	$114,565	$217,397	$212,510	$169,785	$132,682
Ratio of expenses to average net assets:
After waivers(a)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
After waivers and fees paid indirectly(a)	1.00%	1.03%	1.04%	1.03%	1.04%	N/A
Before waivers and fees paid indirectly(a)	1.22%	1.19%	1.16%	1.14%	1.11%	1.16%
Ratio of net investment income to average net assets:
After waivers(a)	1.07%	1.14%	0.80%	0.77%	0.74%	0.91%
After waivers and fees paid indirectly(a)	1.12%	1.17%	0.81%	0.79%	0.75%	N/A
Before waivers and fees paid indirectly(a)	0.90%	1.00%	0.69%	0.68%	0.68%	0.80%
Portfolio turnover rate	32%	68%	32%	35%	44%	40%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$0.01	$0.01	$0.01	$—	$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended	Year Ended December 31,				April 29, 2005* to
Class IA	June 30, 2009 (Unaudited)	2008	2007		2006	December 31, 2005

Net asset value, beginning of period	$6.61	$10.86	$11.76		$10.43	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.20 (e)	0.22	(e)	0.23 (e)	0.13 (e)
Net realized and unrealized gain (loss) on investments	0.14	(4.18)	(0.49)		1.46	0.41

Total from investment operations	0.21	(3.98)	(0.27)		1.69	0.54

Less distributions:
Dividends from net investment income	—	(0.19)	(0.22)		(0.18)	(0.09)
Distributions from net realized gains	—	(0.08)	(0.41)		(0.18)	(0.02)

Total dividends and distributions	—	(0.27)	(0.63)		(0.36)	(0.11)

Net asset value, end of period	$6.82	$6.61	$10.86		$11.76	$10.43

Total return(b)	3.18%	(36.79)%	(2.32)%		16.27%	5.37%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,091	$998	$770		$122	$105
Ratio of expenses to average net assets:
After waivers(a)	0.75%	0.75%	0.75%		0.75%	0.75%
After waivers and fees paid indirectly(a)	0.71%	0.73%	0.74%		0.74%	0.74%
Before waivers and fees paid indirectly(a)	0.83%	0.82%	0.80%		0.81%	0.96%
Ratio of net investment income to average net assets:
After waivers(a)	2.10%	2.28%	1.82	%(c)	2.06%	1.97%
After waivers and fees paid indirectly(a)	2.14%	2.30%	1.82	%(c)	2.07%	1.98%
Before waivers and fees paid indirectly(a)	2.02%	2.21%	1.77	%(c)	2.00%	1.76%
Portfolio turnover rate	14%	39%	23%		23%	18%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$0.01	$0.01		$0.01	$0.01

	Six Months Ended	Year Ended December 31,				April 29, 2005* to
Class IB	June 30, 2009 (Unaudited)	2008	2007		2006	December 31, 2005

Net asset value, beginning of period	$6.62	$10.87	$11.77		$10.44	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.18 (e)	0.20	(e)	0.20 (e)	0.12 (e)
Net realized and unrealized gain (loss) on investments	0.14	(4.17)	(0.50)		1.46	0.40

Total from investment operations	0.20	(3.99)	(0.30)		1.66	0.52

Less distributions:
Dividends from net investment income	—	(0.18)	(0.19)		(0.15)	(0.06)
Distributions from net realized gains	—	(0.08)	(0.41)		(0.18)	(0.02)

Total dividends and distributions	—	(0.26)	(0.60)		(0.33)	(0.08)

Net asset value, end of period	$6.82	$6.62	$10.87		$11.77	$10.44

Total return(b)	3.02%	(37.01)%	(2.57)%		15.97%	5.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$206,629	$205,285	$319,390		$291,204	$113,526
Ratio of expenses to average net assets:
After waivers(a)	1.00%	1.00%	1.00%		1.00%	1.00%
After waivers and fees paid indirectly(a)	0.96%	0.98%	0.99%		0.99%	0.99%
Before waivers and fees paid indirectly(a)	1.08%	1.07%	1.05%		1.06%	1.21%
Ratio of net investment income to average net assets:
After waivers(a)	1.87%	1.98%	1.62%		1.77%	1.72%
After waivers and fees paid indirectly(a)	1.91%	2.00%	1.62%		1.78%	1.73%
Before waivers and fees paid indirectly(a)	1.79%	1.91%	1.57%		1.71%	1.51%
Portfolio turnover rate	14%	39%	23%		23%	18%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$0.01	$0.01		$0.01	$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended		Year Ended December 31,					April 29, 2005* to
Class IA	June 30, 2009 (Unaudited)		2008		2007		2006	December 31, 2005

Net asset value, beginning of period	$8.31		$15.73		$13.58		$12.51	$10.00

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.03	(e)	0.17	(e)	0.05 (e)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.94		(7.45)		2.88		1.14	2.52

Total from investment operations	1.94		(7.42)		3.05		1.19	2.51

Less distributions:
Dividends from net investment income	—		—		(0.08)		(0.05)	—
Distributions from net realized gains	—		—		(0.82)		(0.07)	—

Total dividends and distributions	—		—		(0.90)		(0.12)	—

Net asset value, end of period	$10.25		$8.31		$15.73		$13.58	$12.51

Total return(b)	23.35%		(47.17)%		22.74%		9.50%	25.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$54,791		$44,837		$62,728		$137	$125
Ratio of expenses to average net assets:
After waivers(a)	0.85%		0.81%		0.80%		0.80%	0.80%
After waivers and fees paid indirectly(a)	0.85%		0.79%		0.79%		0.76%	0.77%
Before waivers and fees paid indirectly(a)	0.88%		0.87%		0.85%		0.90%	1.45%
Ratio of net investment income to average net assets:
After waivers(a)	(0.02)%		0.21%		1.07%		0.38%	(0.12)%
After waivers and fees paid indirectly(a)	(0.02)%		0.22%		1.07%		0.41%	(0.09)%
Before waivers and fees paid indirectly(a)	(0.05)%		0.15%		1.01%		0.27%	(0.77)%
Portfolio turnover rate	11%		28%		55%		64%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	#	$0.01		$0.01		$0.01	$0.05

	Six Months Ended		Year Ended December 31,					April 29, 2005* to
Class IB	June 30, 2009 (Unaudited)		2008		2007		2006	December 31, 2005

Net asset value, beginning of period	$8.27		$15.70		$13.56		$12.48	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)	(0.01	)(e)	0.06	(e)	0.01 (e)	(0.03	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.93		(7.42)		2.93		1.15	2.51

Total from investment operations	1.92		(7.43)		2.99		1.16	2.48

Less distributions:
Dividends from net investment income	—		—		(0.03)		(0.01)	—
Distributions from net realized gains	—		—		(0.82)		(0.07)	—

Total dividends and distributions	—		—		(0.85)		(0.08)	—

Net asset value, end of period	$10.19		$8.27		$15.70		$13.56	$12.48

Total return(b)	23.22%		(47.32)%		22.38%		9.33%	24.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$350,627		$255,766		$378,803		$139,188	$49,826
Ratio of expenses to average net assets:
After waivers(a)	1.10%		1.06%		1.05%		1.05%	1.05%
After waivers and fees paid indirectly(a)	1.10%		1.04%		1.04	%(c)	1.01%	1.02%
Before waivers and fees paid indirectly(a)	1.13%		1.12%		1.10	%(c)	1.15%	1.70%
Ratio of net investment income to average net assets:
After waivers(a)	(0.27)%		(0.06)%		0.39%		0.06%	(0.37)%
After waivers and fees paid indirectly(a)	(0.27)%		(0.05)%		0.41%		0.10%	(0.34)%
Before waivers and fees paid indirectly(a)	(0.30)%		(0.12)%		0.33%		(0.04)%	(1.02)%
Portfolio turnover rate	11%		28%		55%		64%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	#	$0.01		$0.01		$0.01	$0.05

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	July 2, 2007* to December 31, 2007

Net asset value, beginning of period	$4.82	$8.22	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.11 (e)	0.14 (e)	0.09	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.51)	(3.29)	(1.74)

Total from investment operations	(0.40)	(3.15)	(1.65)

Less distributions:
Dividends from net investment income	—	(0.14)	(0.08)
Distributions from net realized gains	—	(0.06)	(0.05)
Return of Capital	—	(0.05)	—

Total dividends and distributions	—	(0.25)	(0.13)

Net asset value, end of period	$4.42	$4.82	$8.22

Total return(b)	(8.30)%	(38.68)%	(16.41)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$63,385	$70,718	$137,052
Ratio of expenses to average net assets:
After waivers(a)	1.01%	1.01%	1.01%
Before waivers(a)	1.06%	1.05%	1.11%
Ratio of net investment income to average net assets:
After waivers(a)	5.18%	1.91%	2.09%
Before waivers(a)	5.13%	1.88%	2.00%
Portfolio turnover rate	19%	38%	20%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$— #	$—	#

Class IB	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	July 2, 2007* to December 31, 2007

Net asset value, beginning of period	$4.81	$8.22	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	0.13 (e)	0.09	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.49)	(3.30)	(1.75)

Total from investment operations	(0.39)	(3.17)	(1.66)

Less distributions:
Dividends from net investment income	—	(0.13)	(0.07)
Distributions from net realized gains	—	(0.06)	(0.05)
Return of Capital	—	(0.05)	—

Total dividends and distributions	—	(0.24)	(0.12)

Net asset value, end of period	$4.42	$4.81	$8.22

Total return(b)	(8.11)%	(38.97)%	(16.52)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$362,963	$379,918	$592,541
Ratio of expenses to average net assets:
After waivers(a)	1.26%	1.26%	1.26%
Before waivers(a)	1.31%	1.30%	1.36	%(c)
Ratio of net investment income to average net assets:
After waivers(a)	4.97%	1.78%	1.96%
Before waivers(a)	4.91%	1.74%	1.91%
Portfolio turnover rate	19%	38%	20%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$— #	$—	#

See Notes to Financial Statements.

EQ ADVISORS TRUST

FINANCIAL HIGHLIGHTS — (Concluded)

*	Commencement of Operations.
****Prior	to December 31, 2007, these ratios were not provided.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#	Per share amount is less than $0.01.
‡	Amount is less than 1%.
‡‡	Amount is less than 0.01%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for investment income and non-class specific expense.
(d)	Reflects purchases and sales from change in investment strategy.
(e)	Net investment income and capital changes per share are based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds unless otherwise noted.
(g)	On July 6, 2007, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Janus Large Cap Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2007 represents the results of operations of the EQ/TCW Equity Portfolio.
(h)	On July 6, 2007, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Capital Guardian U.S. Equity Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2007 represents the results of operations of the EQ/Capital Guardian Research Portfolio.
(i)	On August 17, 2007, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/AllianceBernstein Growth & Income Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2007 represents the results of operations of the EQ/AllianceBernstein Value Portfolio.
(j)	Expenses include the expenses of the underlying funds.
(k)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (38.49)%.
(l)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (38.69)%.
(n)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Equity Income Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Boston Advisors Equity Income Portfolio.
(o)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Global Socially Responsive Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Calvert Socially Responsible Portfolio.
(p)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Diversified Portfolio and EQ/MONY Equity Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Capital Guardian Research Portfolio.
(q)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Capital Appreciation Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Marsico Focus Portfolio (now known as EQ/Focus PLUS).
(r)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Deep Value Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Mercury Basic Value Equity Portfolio.
(s)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Money Market Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Money Market Portfolio.
(t)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Multi-Cap Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/ Montag & Caldwell Growth Portfolio.
(u)	On September 9, 2005, this Portfolio converted to a “fund of funds” structure and was renamed EQ/Enterprise Moderate Allocation Portfolio.

The information from January 1, 2002 through December 31, 2004 is that of the predecessor EQ/Enterprise Managed Portfolio. Information for the year ended December 31, 2005 includes the results of the operations of the predecessor EQ/Enterprise Managed Portfolio from January 1, 2005 through September 9, 2005.

(v)	On July 7, 2005, this Portfolio split in the form of a dividend payable in shares of the Portfolio in order to establish a $1.00 net asset value. The dividend consisted of 10.345 shares and 10.303 shares in exchange for one (1) share of the Portfolio’s Class IA and Class IB shares, respectively. All transactions in capital stock and per share data prior to this date have been restated to give effect to the split.
(w)	Includes dividend expense.
(x)	Effective May 1, 2007, the Manager has voluntarily waived management and administration fees and reimbursed all other expenses (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of investment companies in which the Portfolio invests, Rule 12b-1 fees and extraordinary expenses).
(y)	In 2007, 0.48% and 0.41% of the Portfolio’s total return for Class IA and Class IB, respectively, consists of voluntary payments made by unaffiliated service providers in connection with cash which remained under-invested for a period of time. These payments positively impacted the net asset value of the Portfolio’s Class IA and Class IB shares by $0.07 and $0.06, respectively, per share and are included in net realized and unrealized gain on investments and foreign currency transactions.
(z)	In 2007, 0.04% of the Portfolio’s total return for each class consists of a voluntary payment made by the Adviser in connection with cash which remained under-invested for a period of time. This payment positively impacted the net asset value of the Portfolio’s Class IA and Class IB shares by $0.01 per share and is included in net realized and unrealized gain on investments.

(aa)Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (39.65)%.

(bb)Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (39.78)%.

(cc)Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (42.04)%.

(dd)Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (42.20)%.

See Notes to Financial Statements. 710

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 (Unaudited)

Note 1    Organization and Significant Accounting Policies

EQ Advisors Trust (the “Trust”) was organized as a Delaware business trust on October 31, 1996 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company with sixty-seven diversified portfolios and fourteen non-diversified portfolios (each a “Portfolio”). The non-diversified Portfolios are: EQ/GAMCO Mergers and Acquisitions Portfolio, EQ/Van Kampen Real Estate Portfolio, AXA Tactical Manager 400 Portfolio-I, AXA Tactical Manager 500 Portfolio-I, AXA Tactical Manager 2000 Portfolio-I, AXA Tactical Manager International Portfolio-I, AXA Tactical Manager 400 Portfolio-II, AXA Tactical Manager 500 Portfolio-II, AXA Tactical Manager 2000 Portfolio-II, AXA Tactical Manager International Portfolio-II, AXA Tactical Manager 400 Portfolio-III, AXA Tactical Manager 500 Portfolio-III, AXA Tactical Manager 2000 Portfolio-III, and the AXA Tactical Manager International Portfolio-III.

On April 30, 2009, AXA Equitable Life Insurance Company (“AXA Equitable”), an indirect wholly-owned subsidiary of AXA contributed $100,000 in seed capital, into Class IB of each of the following new portfolios: AXA Conservative Strategy Portfolio, AXA Conservative Growth Strategy Portfolio, AXA Balanced Strategy Portfolio, AXA Moderate Growth Strategy Portfolio, and AXA Growth Strategy Portfolio (each an “AXA Strategy Portfolio”; together, the “AXA Strategy Portfolios”).

On May 27, 2009, AXA Equitable contributed $100,000 in seed capital into Class IA of each of the following new portfolios: AXA Tactical Manager 400 Portfolio-I, AXA Tactical Manager 500 Portfolio-I, AXA Tactical Manager 2000 Portfolio-I, AXA Tactical Manager International Portfolio-I (each a “Tactical Portfolio”; together, the “Tactical Portfolios”).

On January 2, 2008, AXA Equitable contributed $200,000 in seed capital, split evenly between Class IA and Class IB of each of the following new portfolios: Crossings Conservative Allocation Portfolio, Crossings Conservative-Plus Allocation Portfolio, Crossings Moderate Allocation Portfolio, Crossings Moderate-Plus Allocation Portfolio, and Crossings Aggressive Allocation Portfolio (each a “Crossings Portfolio”; together, the “Crossings Portfolios”).

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

Each of the investment sub-advisers (each an “Adviser”) independently chooses and maintains a portfolio of securities for its Portfolios.

The All Asset Allocation Portfolio is a type of mutual fund often described as a “fund of funds” mutual fund. The Portfolio pursues its investment objective by investing exclusively in other mutual funds managed by AXA Equitable and other unaffiliated investment companies.

The EQ/AXA Franklin Templeton Founding Strategy Core Portfolio, the Crossings Portfolios, and the AXA Strategy Portfolios are types of mutual funds often described as “fund of funds.” The Portfolios pursue their investment objective by investing exclusively in other affiliated mutual funds managed by AXA Equitable.

The EQ/International ETF Portfolio is a type of mutual fund often described as a “fund of funds” mutual fund. The Portfolio pursues its investment objective by investing exclusively in other unaffiliated investment companies.

The EQ/International Core PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Quality Bond PLUS Portfolio, EQ/Global Bond PLUS, and EQ/Focus PLUS (each a “PLUS Portfolio”; together, the “PLUS Portfolios”), and the EQ/AXA Franklin Income Core Portfolio, EQ/AXA Franklin

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

Small Cap Value Core Portfolio, EQ/AXA Mutual Shares Core Portfolio, EQ/AXA Templeton Growth Core Portfolio, and EQ/Global Multi-Sector Equity Portfolio employ multiple Advisers (are the “Multiadviser Portfolios”). Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser will be managing its allocated portion of the Portfolio independently from the other Advisers, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Advisers, the Portfolio may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Portfolio.

The Trust has the right to issue two classes of shares, Class IA and Class IB. As of and during the six months ended June 30, 2009, the Trust had Class IB shares outstanding for each Portfolio except for the EQ/Government Securities Portfolio and Tactical Managed Portfolios. In addition, as of and during the six months ended June 30, 2009, the Trust had Class IA shares outstanding for certain Portfolios as shown in the Statement of Assets and Liabilities. The Class IB shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company, other affiliated or unaffiliated insurance companies and to The AXA Equitable 401k Plan. Shares also may be sold to other tax-qualified retirement plans, to other series of the Trust and to series of AXA Premier VIP Trust, a separate registered investment company managed by AXA Equitable that currently sell its shares to accounts and plans. The AXA Equitable 401k Plan is the primary shareholder of Class IA for EQ/Focus PLUS Portfolio.

The investment objectives of each Portfolio are as follows:

All Asset Allocation Portfolio — Seeks long-term capital appreciation and current income.

AXA Conservative Strategy Portfolio — Seeks a high level of current income.

AXA Conservative Growth Strategy Portfolio — Seeks current income and growth capital, with a greater emphasis on current income.

AXA Balanced Strategy Portfolio — Seeks long-term capital appreciation and current income.

AXA Moderate Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with greater emphasis on capital appreciation.

AXA Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with greater emphasis on capital appreciation.

EQ/AXA Franklin Templeton Founding Strategy Core Portfolio (formerly EQ/Franklin Templeton Founding Strategy Portfolio) — Primarily seeks capital appreciation and secondarily seeks income.

EQ/International ETF Portfolio — Seeks long-term capital appreciation.

Crossings Conservative Allocation Portfolio — Seeks a high level of current income.

Crossings Conservative-Plus Allocation Portfolio — Seeks current income and growth of capital, with a greater emphasis on current income.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

Crossings Moderate Allocation Portfolio — Seeks long-term capital appreciation and current income.

Crossings Moderate-Plus Allocation Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

Crossings Aggressive Allocation Portfolio — Seeks long-term capital appreciation.

AXA Tactical Manager 400 Portfolio-I (advised by BlackRock Investment Management LLC (“BlackRock”)) — Seeks a total return that exceeds that of the 3-month U.S. Treasury Bill by investing in a combination of long and short positions based on securities included Standard & Poor’s MidCap 400 Index.

AXA Tactical Manager 500 Portfolio-I (advised by BlackRock) — Seeks a total return that exceeds that of the 3-month U.S. Treasury Bill by investing in a combination of long and short positions based on securities included in the S&P 500 Index.

AXA Tactical Manager 2000 Portfolio-I (advised by BlackRock) — Seeks a total return that exceeds that of the 3-month U.S. Treasury Bill by investing in a combination of long and short positions based on securities included in the Russell 2000® Index.

AXA Tactical Manager International Portfolio-I (advised by BlackRock) — Seeks a total return that exceeds that of the 3-month U.S. Treasury Bill.

AXA Tactical Manager 400 Portfolio-II (advised by BlackRock) — Seeks a total return that exceeds that of the 3-month U.S. Treasury Bill by investing in a combination of long and short positions based on securities included Standard & Poor’s MidCap 400 Index.

AXA Tactical Manager 500 Portfolio-II (advised by BlackRock) — Seeks a total return that exceeds that of the 3-month U.S. Treasury Bill by investing in a combination of long and short positions based on securities included in the S&P 500 Index.

AXA Tactical Manager 2000 Portfolio-II (advised by BlackRock) — Seeks a total return that exceeds that of the 3-month U.S. Treasury Bill by investing in a combination of long and short positions based on securities included in the Russell 2000® Index.

AXA Tactical Manager International Portfolio-II (advised by BlackRock) — Seeks a total return that exceeds that of the 3-month U.S. Treasury Bill.

AXA Tactical Manager 400 Portfolio-III (advised by BlackRock) — Seeks a total return that exceeds that of the 3-month U.S. Treasury Bill by investing in a combination of long and short positions based on securities included Standard & Poor’s MidCap 400 Index.

AXA Tactical Manager 500 Portfolio-III (advised by BlackRock) — Seeks a total return that exceeds that of the 3-month U.S. Treasury Bill by investing in a combination of long and short positions based on securities included in the S&P 500 Index.

AXA Tactical Manager 2000 Portfolio-III (advised by BlackRock) — Seeks a total return that exceeds that of the 3-month U.S. Treasury Bill by investing in a combination of long and short positions based on securities included in the Russell 2000® Index.

AXA Tactical Manager International Portfolio-III (advised by BlackRock) — Seeks a total return that exceeds that of the 3-month U.S. Treasury Bill.

EQ/AllianceBernstein International Portfolio (advised by AllianceBernstein L.P. (“AllianceBernstein”) (an affiliate of AXA Equitable) — Seeks to achieve long-term growth of capital.

EQ/AllianceBernstein Small Cap Growth Portfolio (advised by AllianceBernstein) — Seeks to achieve long-term growth of capital.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

EQ/Ariel Appreciation II Portfolio (advised by Ariel Investments) — Seeks to achieve long-term capital appreciation.

EQ/AXA Franklin Income Core Portfolio (formerly EQ/Franklin Income Portfolio) (advised by BlackRock and Franklin Advisers, Inc.) — Seeks to maximize income while maintaining prospects for capital appreciation. As of May 26, 2009, BlackRock was added as an advisor to the Portfolio.

EQ/AXA Franklin Small Cap Value Core Portfolio (formerly EQ/Franklin Small Cap Value Portfolio) (advised by BlackRock and Franklin Advisory Services, LLC) — Seeks to achieve long-term total return. As of April 23, 2009, BlackRock was added as an advisor to the Portfolio.

EQ/AXA Mutual Shares Core Portfolio (formerly EQ/Mutual Shares Portfolio) (advised by BlackRock and Franklin Mutual Advisers, LLC) — Seeks to achieve capital appreciation which may occasionally be short-term, and, secondarily, income. As of April 23, 2009, BlackRock was added as an advisor to the Portfolio.

EQ/AXA Rosenberg Value Long/Short Equity Portfolio (advised by AXA Rosenberg Investment Management LLC (an affiliate of AXA Equitable)) — Seeks to increase value through bull markets and bear markets using strategies that are designed to limit exposure to general equity market risk.

EQ/AXA Templeton Growth Core Portfolio (formerly EQ/Templeton Growth Portfolio) (advised by BlackRock and Templeton Global Advisors Limited) — Seeks to achieve long-term capital growth. As of April 23, 2009, BlackRock was added as an advisor to the Portfolio.

EQ/BlackRock Basic Value Equity Portfolio (advised by BlackRock) — Seeks to achieve capital appreciation and, secondarily, income.

EQ/BlackRock International Value Portfolio (advised by BlackRock Investment Management International Limited) — Seeks to provide current income and long-term growth of income, accompanied by growth of capital.

EQ/Bond Index Portfolio (advised by SSgA Funds Management, Inc. (“SSgA FM”)) — Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital U.S. Aggregate Bond Index, including reinvestment of coupon payments, at a risk level consistent with that of the Barclays Capital U.S. Aggregate Bond Index.

EQ/Boston Advisors Equity Income Portfolio (advised by Boston Advisors, LLC) — Seeks to achieve a combination of growth and income to achieve an above-average and consistent total return.

EQ/Calvert Socially Responsible Portfolio (advised by Calvert Asset Management Company, Inc. and Bridgeway Capital Management, Inc.) — Seeks to achieve long-term capital appreciation.

EQ/Capital Guardian Growth Portfolio (advised by Capital Guardian Trust Company (“Capital Guardian”)) — Seeks to achieve long-term growth of capital.

EQ/Capital Guardian Research Portfolio (advised by Capital Guardian) — Seeks to achieve long-term growth of capital.

EQ/Caywood-Scholl High Yield Bond Portfolio (advised by Caywood-Scholl Capital Management) — Seeks to maximize current income.

EQ/Common Stock Index Portfolio (formerly EQ/AllianceBernstein Common Stock Portfolio) (advised by AllianceBernstein) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.

EQ/Common Stock Index II Portfolio (formerly EQ/Oppenheimer Main Street Opportunity Portfolio) (advised by AllianceBernstein) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000 Index, including reinvestment of dividends,

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

at a risk level consistent with that of the Russell 3000 Index. On June 8, 2009, AllianceBernstein replaced OppenheimerFunds, Inc. (“Oppenheimer”) as the advisor to the Portfolio.

EQ/Core Bond Index Portfolio (formerly EQ/JPMorgan Core Bond) (advised by SSgA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital U.S. Aggregate Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Barclays Capital U.S. Aggregate Bond Index. As of February 23, 2009, SSgA FM replaced JPMorgan Investment Management Inc. (“JPMorgan”).

EQ/Davis New York Venture Portfolio (advised by Davis Selected Advisers, L.P.) — Seeks to achieve long-term growth of capital.

EQ/Equity 500 Index Portfolio (advised by AllianceBernstein) — Seeks to achieve a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.

EQ/Evergreen Omega Portfolio (advised by Evergreen Investment Management Company, LLC (“Evergreen”)) — Seeks to achieve long-term capital growth.

EQ/Focus PLUS Portfolio (formerly EQ/Marsico Focus Portfolio) (advised by Marsico Capital Management, LLC (“Marsico”) and SSgA FM) — Seeks to achieve long-term growth of capital. As of May 6, 2009, SSgA FM was added as an advisor to the Portfolio.

EQ/GAMCO Mergers and Acquisitions Portfolio (advised by GAMCO Asset Management, Inc. (“GAMCO”)) — Seeks to achieve capital appreciation.

EQ/GAMCO Small Company Value Portfolio (advised by GAMCO) — Seeks to maximize capital appreciation.

EQ/Global Bond PLUS Portfolio (formerly EQ/Evergreen International Bond Portfolio) (advised by Evergreen, First International Fund Advisers, LLC dba “Evergreen International Advisors”, and BlackRock) — Seeks to achieve capital growth and current income. As of May 18, 2009, BlackRock was added as an advisor to the Portfolio.

EQ/Global Multi-Sector Equity Portfolio (formerly EQ/Van Kampen Emerging Markets Equity Portfolio) (advised by BlackRock and Morgan Stanley Investment Management, Inc. (“MSIM”)) — Seeks to achieve long-term capital appreciation. As of April 29, 2009, BlackRock was added as an advisor to the Portfolio.

EQ/Government Securities Portfolio (advised by BlackRock Financial Management, Inc. (“BlackRock Financial”)) — Seeks to maximize income and capital appreciation through investment in the highest credit quality debt obligations.

EQ/Intermediate Government Bond Index Portfolio (formerly EQ/AllianceBernstein Intermediate Government Securities Portfolio) (advised by SSgA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital Intermediate Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Barclays Capital Intermediate Government Bond Index. As of January 28, 2009, SSgA FM replaced AllianceBernstein as the advisor to the Portfolio.

EQ/International Core PLUS Portfolio (advised by AXA Equitable, Wentworth Hauser and Violich, Inc., Hirayama Investments, LLC and SSgA FM) — Seeks to achieve long-term growth of capital.

EQ/International Growth Portfolio (advised by MFS Investment Management) — Seeks to achieve capital appreciation.

EQ/JPMorgan Value Opportunities Portfolio (advised by JPMorgan) — Seeks to achieve long-term capital appreciation.

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NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

EQ/Large Cap Core PLUS Portfolio (advised by AXA Equitable, Institutional Capital LLC, and SSgA FM) — Seeks to achieve long-term growth of capital with a secondary objective to seek reasonable current income (i.e. moderate income).

EQ/Large Cap Growth Index Portfolio (advised by AllianceBernstein) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000 Growth Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000 Growth Index.

EQ/Large Cap Growth PLUS Portfolio (advised by AXA Equitable, Marsico, and SSgA FM) — Seeks to provide long-term capital growth.

EQ/Large Cap Value Index Portfolio (advised by SSgA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000 Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000 Value Index.

EQ/Large Cap Value PLUS Portfolio (advised by AllianceBernstein and AXA Equitable) — Seeks to achieve capital appreciation.

EQ/Long Term Bond Portfolio (advised by BlackRock Financial) — Seeks to maximize income and capital appreciation through investment in long-maturity debt obligations.

EQ/Lord Abbett Growth and Income Portfolio (advised by Lord Abbett & Co. LLC (“Lord Abbett”)) — Seeks to achieve capital appreciation and growth of income without excessive fluctuation in market value.

EQ/Lord Abbett Large Cap Core Portfolio (advised by Lord Abbett) — Seeks to achieve capital appreciation and growth of income with reasonable risk.

EQ/Lord Abbett Mid Cap Value Portfolio (advised by Lord Abbett) — Seeks to achieve capital appreciation.

EQ/Mid Cap Index Portfolio (advised by SSgA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the S&P Mid Cap 400 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P Mid Cap 400 Index.

EQ/Mid Cap Value PLUS Portfolio (advised by AXA Equitable, Wellington Management Company, LLP, and SSgA FM) — Seeks to achieve long-term capital appreciation.

EQ/Money Market Portfolio (advised by The Dreyfus Corporation) — Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

EQ/Montag & Caldwell Growth Portfolio (advised by Montag & Caldwell, Inc.) — Seeks to achieve capital appreciation.

EQ/Oppenheimer Global Portfolio (advised by Oppenheimer) — Seeks to achieve capital appreciation.

EQ/PIMCO Ultra Short Bond Portfolio (formerly EQ/PIMCO Real Return Portfolio) (advised by Pacific Investment Management Company, LLC) — Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.

EQ/Quality Bond PLUS Portfolio (advised by AllianceBernstein, AXA Equitable, and SSgA FM) — Seeks to achieve high current income consistent with moderate risk to capital.

EQ/Short Duration Bond Portfolio (advised by BlackRock Financial) — Seeks to achieve current income with reduced volatility of principal.

EQ/Small Company Index Portfolio (advised by AllianceBernstein) — Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index.

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NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

EQ/Small Company Index II Portfolio (formerly EQ/Oppenheimer Main Street Small Cap Portfolio) (advised by AllianceBernstein) — Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index. As of June 8, 2009, AllianceBernstein replaced Oppenheimer as the advisor to the Portfolio.

EQ/T. Rowe Price Growth Stock Portfolio (advised by T. Rowe Price Associates, Inc.) — Seeks to achieve long-term capital appreciation and secondarily income.

EQ/UBS Growth and Income Portfolio (advised by UBS Global Asset Management (Americas) Inc.) — Seeks to achieve total return through capital appreciation with income as a secondary consideration.

EQ/Van Kampen Comstock Portfolio (advised by MSIM) — Seeks to achieve capital growth and income.

EQ/Van Kampen Mid Cap Growth Portfolio (advised by MSIM) — Seeks to achieve capital growth.

EQ/Van Kampen Real Estate Portfolio (advised by MSIM) — Seeks to provide above average current income and long-term capital appreciation.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

The Portfolios are subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

A summary of inputs used to value each Portfolio’s net assets as of June 30, 2009 is included in the Portfolio of Investments.

Equity securities listed on national securities exchanges, (including securities issued by ETFs) are valued at the last sale price or official closing price or, if there is no sale or official closing price, at the

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

latest available bid price. Securities listed on the NASDAQ Stock Market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price or, if there is no reported sale during the day or official closing price, at a bid estimated by a broker.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options are valued at their last sale price, or if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

Corporate bonds and notes may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds and notes will be valued at a bid price estimated by a broker.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency notes as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued in good faith under the direction of the Trustees.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost. The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Investments in the All Asset Allocation Portfolio are valued based on the net asset value per share of each underlying fund, as described above for securities held by such underlying funds. In addition, underlying investment companies traded on a securities exchange in the All Asset Allocation Portfolio are valued based on the official closing price on the date of valuation.

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NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

Investments in the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio, the Crossings Portfolios, and the AXA Strategy Portfolios are valued based on the net asset value per share of each underlying open-end fund, as described above for securities held by such underlying funds.

Investments in the EQ/International ETF Portfolio are valued based on the official closing price of the underlying investment companies on the date of valuation.

Investments in Exchange Traded Funds (ETFs) are valued based on last sale price on the respective exchange.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. The value and percentage, based on Total Investments, of the investments that applied these procedures on June 30, 2009 are as follows:

Portfolios:	Market Value	Percentage of Total Investments*
EQ/AllianceBernstein International	$1,777,757,237	97.1%
EQ/AllianceBernstein Small Cap Growth	256,072	—#
EQ/AXA Franklin Income Core	7,702,269	0.8
EQ/AXA Franklin Small Cap Value Core	45,700	—#
EQ/AXA Mutual Shares Core	98,575,183	15.7
EQ/AXA Templeton Growth Core	295,022,406	50.2
EQ/BlackRock International Value	1,255,595,549	95.7
EQ/Davis New York Venture	20,035,379	6.4
EQ/GAMCO Mergers & Acquisitions	324,830	0.2
EQ/GAMCO Small Company Value	13,581,229	1.3
EQ/Global Multi-Sector Equity	1,065,270,474	55.6
EQ/International Core PLUS	1,255,876,316	66.0
EQ/International Growth	477,642,599	82.3
EQ/Mid Cap Value PLUS	7,586,832	0.9
EQ/Oppenheimer Global	77,366,502	57.9
EQ/Small Company Index	362,520	—#
EQ/Small Company Index II	23,940	—#
EQ/T. Rowe Price Growth Stock	14,486,629	3.4
EQ/Van Kampen Mid Cap Growth	38,709,759	9.6

* excluding Investments of Cash Collateral for Securities on Loan.

# Less than 0.05%.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities are presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Treasury Department’s Temporary Guarantee for Money Market Funds

In response to credit market instability, on September 22, 2008 the United States Department of the Treasury (the “Treasury Department”) made available certain funds from its Exchange Stabilization Fund on a temporary basis to assist money market funds in paying their shareholders $1.00 per share upon redemption of fund shares. The Treasury Department’s Temporary Guarantee for Money Market Funds (the “Program”) is limited to assets in money market funds as of the close of business on September 19, 2008 and to shareholders of record as of that date. Participating money market funds are required to make premium payments to participate in the Program. The guarantee would be triggered if a participating money market fund were to be liquidated within thirty days of its net asset value per share falling below $0.995. Upon such a fund’s liquidation, the Program would make up the difference between the liquidation net asset value per share and $1.00. The Treasury Department extended the Program until September 18, 2009. EQ/Money Market Portfolio’s participation in the Program expired on April 30, 2009. On April 7, 2009, the Board declined to participate in the extension of the Program.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities — at the valuation date.

(ii) purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Portfolios adopted the provisions of the FASB Interpretation Number 48 - Accounting for Uncertainty in Income Taxes (“the Interpretation” or “FIN 48”), on December 31, 2007. At June 30, 2009, the Portfolios did not have any liabilities for uncertain tax positions. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year, the Portfolios did not incur any interest or penalties.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

Each of the tax years in the four year period ended December 31, 2008 remain subject to examination by the Internal Revenue Service and state taxing authorities. FIN 48 had no impact on the Portfolios for the year ended December 31, 2008.

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios (EQ/Money Market Portfolio declares and distributes daily). Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences are primarily due to differing book and tax treatments for forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies, investments in Real Estate Investment Trusts, post-October losses, paydowns, mergers and fund of fund investments. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting purposes but are considered ordinary income for tax purposes. Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year. The tax composition of distributed and undistributed income and gains for the years ended December 31, 2008 and December 31, 2007, were as follows:

	Year Ended December 31, 2008				Year Ended December 31, 2007
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
All Asset Allocation	$8,246,414	$11,404,291	$—	$493,379	$11,636,535	$4,171,948	$—	$1,203,649
EQ/AXA Franklin Templeton Founding Strategy Core	53,197,399	2,156	—	—	11,183,083	51,188	—	2,072
EQ/International ETF†	1,265,032	3,941	—	—	283,316	6,092	93,607	3,941
Crossings Conservative Allocation	15,286	166	—	272	—	—	—	—
Crossings Conservative-Plus Allocation	10,410	406	—	772	—	—	—	—
Crossings Moderate Allocation	9,645	613	—	1,253	—	—	—	—
Crossings Moderate-Plus Allocation	14,554	755	20	4,495	—	—	—	—
Crossings Aggressive Allocation	14,503	1,392	—	6,702	—	—	—	—
EQ/AllianceBernstein International	72,661,663	44,047,591	529,313	—	51,473,492	231,361,291	4,235,577	44,047,591
EQ/AllianceBernstein Small Cap Growth	1,497,883	—	61,931	—	26,009,588	163,108,053	1,450,282	—
EQ/Ariel Appreciation II	506,266	194,002	26,906	—	434,884	293,471	5,534	194,002
EQ/AXA Franklin Income Core	70,447,974	—	183,962	—	31,802,138	175,190	603,047	—
EQ/AXA Franklin Small Cap Value Core	4,425,841	—	81,202	—	2,887,530	—	—	—
EQ/AXA Mutual Shares Core	29,773,146	—	—	—	44,654	—	—	—
EQ/AXA Templeton Growth Core	12,523,730	—	—	—	4,923,144	121,996	—	—

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

	Year Ended December 31, 2008				Year Ended December 31, 2007
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
EQ/AXA Rosenberg Value Long/Short Equity	$323,914	$—	$—	$—	$3,529,004	$—	$328,646	$—
EQ/BlackRock Basic Value Equity	70,861,791	17,653,339	2,516,793	—	70,673,815	301,170,436	498,566	17,653,339
EQ/BlackRock International Value	86,330,214	26,258,283	622,944	—	119,359,345	236,212,207	32,238,273	26,258,283
EQ/Bond Index	2,761,908	—	—	—	1,993,606	—	14,682	—
EQ/Boston Advisors Equity Income	15,622,546	4,521,030	—	—	14,691,693	25,726,960	3,359,693	4,311,654
EQ/Calvert Socially Responsible	246,900	1,147,113	25,857	—	232,365	4,489,928	3,229	1,147,113
EQ/Capital Guardian Growth	716,507	—	17,216	—	—	—	57,889	—
EQ/Capital Guardian Research	14,237,767	26,103,370	—	—	9,542,988	32,952,321	—	26,194,526
EQ/Caywood-Scholl High Yield Bond	17,428,595	—	—	—	15,664,921	—	119,818	—
EQ/Common Stock Index	110,787,435	—	551,290	—	103,712,060	—	535,398	—
EQ/Common Stock Index II	298,117	—	6,182	—	2,205,251	253,989	5,446	—
EQ/Core Bond Index	58,833,813	—	1,859,725	—	95,791,471	—	102,346	—
EQ/Davis New York Venture	8,661,633	—	—	—	4,369,117	23,508	—	—
EQ/Equity 500 Index	58,377,323	26,593,407	200,397	6,940,256	57,958,452	99,420,121	3,877,781	12,178,156
EQ/Evergreen Omega†	1,016,136	3,166,794	—	—	2,784,980	8,941,402	—	2,807,194
EQ/Focus PLUS†	24,507,149	35,588,975	—	—	12,486,539	358,257,987	8,142,922	34,848,403
EQ/GAMCO Mergers and Acquisitions	6,481,565	722,437	819,431	—	7,378,724	1,367,087	1,980,169	689,601
EQ/GAMCO Small Company Value	12,031,352	46,018,585	7,487	—	11,524,271	41,365,251	2,750,072	27,352,055
EQ/Global Bond PLUS	174,851,056	—	12,179,094	—	19,869,267	—	11,296,013	—
EQ/Global Multi-Sector Equity	60,464,379	92,286,277	806,534	—	156,648,447	507,527,768	55,872,586	92,286,277
EQ/Government Securities	2,567,696	—	348,270	—	3,463,116	—	—	—
EQ/Intermediate Government Bond Index	25,944,059	—	—	—	30,463,169	—	—	—
EQ/International Core PLUS†	51,663,682	17,275,993	—	—	65,504,985	312,019,420	14,124,570	17,275,993
EQ/International Growth	4,739,573	5,467,695	109,236	—	3,122,888	10,795,471	1,606,705	5,467,695
EQ/JPMorgan Value Opportunities	7,886,573	4,675,722	66,215	—	54,371,839	43,130,594	231,940	4,435,209
EQ/Large Cap Core PLUS	9,315,278	—	—	—	6,648,323	57,363,618	—	—
EQ/Large Cap Growth Index	882,091	—	84,593	—	—	—	—	—
EQ/Large Cap Growth PLUS	9,860,857	—	519,336	—	3,310,306	—	209,846	—
EQ/Large Cap Value Index	2,141,586	4,037,210	6,502	—	949,996	3,718,102	79,857	4,037,210
EQ/Large Cap Value PLUS	126,056,375	—	161,862	—	124,184,464	475,958,002	—	—
EQ/Long Term Bond	78,094,147	—	—	—	50,119,522	—	9,411	—
EQ/Lord Abbett Growth and Income	2,881,235	475,188	—	—	4,916,836	7,101,374	37,522	474,657

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

	Year Ended December 31, 2008				Year Ended December 31, 2007
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
EQ/Lord Abbett Large Cap Core	$1,532,513	$477,657	$—	$—	$1,333,920	$2,350,539	$240,935	$476,851
EQ/Lord Abbett Mid Cap Value	7,998,112	7,370,196	—	—	9,518,444	21,240,089	2,711,348	7,367,820
EQ/Mid Cap Index	12,059,010	13,760,762	15,640	—	157,360,905	68,773,741	373,466	13,819,227
EQ/Mid Cap Value PLUS	18,189,525	—	—	—	120,539,816	339,069,176	—	—
EQ/Money Market	52,627,897	—	—	—	90,722,846	—	40,146	—
EQ/Montag & Caldwell Growth	776,690	—	—	—	678,685	—	4,624	—
EQ/Oppenheimer Global	1,824,008	165,241	—	—	1,591,779	—	50,128	164,416
EQ/PIMCO Ultra Short Bond	165,032,969	11,633,576	5,612,569	698,716	40,933,638	—	33,628,778	—
EQ/Quality Bond PLUS	76,578,291	—	8,522,832	—	103,884,894	—	169,164	—
EQ/Short Duration Bond	106,120,795	—	—	—	93,318,192	—	229,756	—
EQ/Small Company Index	7,695,453	66,544,034	278,726	—	22,750,434	49,461,383	247,047	9,458,277
EQ/Small Company Index II	218,825	13,976	—	—	1,091,895	136,702	155,497	1,569
EQ/T. Rowe Price Growth Stock	19,988	104,209	15,143	—	13,364,709	19,481,556	16,070	104,209
EQ/UBS Growth and Income	2,005,490	—	—	—	1,814,860	—	13,233	—
EQ/Van Kampen Comstock	5,593,660	2,143,340	98,127	—	7,652,229	9,077,591	327,334	2,143,340
EQ/Van Kampen Mid Cap Growth	—	—	—	—	11,680,667	8,446,295	—	—
EQ/Van Kampen Real Estate†	12,544,401	4,224,660	—	—	9,764,555	1,293,352	731,791	4,224,660

† Additionally, the following Portfolios had a Return of Capital during the year ended December 31, 2008:

Portfolios:	Return of Capital
EQ/International ETF	$1,013,614
EQ/Evergreen Omega	131,371
EQ/Focus PLUS	4,488,097
EQ/International Core PLUS	3,067,572
EQ/Van Kampen Real Estate	4,294,632

Fees Paid Indirectly:

For all Portfolios, the Trustees have approved the payment of certain Trust expenses using brokerage recapture arrangements. These payments are reflected in the Statements of Operations. For the six months ended June 30, 2009, certain Portfolios reduced expenses under these arrangements as follows:

Portfolios:	Amount
EQ/AXA Franklin Income Core	$592,774
EQ/AXA Franklin Small Cap Value Core	668,555
EQ/AXA Mutual Shares Core	716,951
EQ/AXA Templeton Growth Core	484,864
EQ/AllianceBernstein International	5,760

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

Portfolios:	Amount
EQ/AllianceBernstein Small Cap Growth	$40,397
EQ/Ariel Appreciation II	33,388
EQ/BlackRock Basic Value Equity	115,385
EQ/Capital Guardian Growth	16,485
EQ/Capital Guardian Research	98,290
EQ/Davis New York Venture	270,607
EQ/Evergreen Omega	13,986
EQ/Focus PLUS	1,364,007
EQ/GAMCO Mergers and Acquisitions	14,070
EQ/GAMCO Small Company Value	115,884
EQ/Global Multi-Sector Equity	1,321,481
EQ/International Core PLUS	95,059
EQ/Large Cap Core PLUS	249,906
EQ/Large Cap Growth Index	1,354
EQ/Large Cap Growth PLUS	48,899
EQ/Large Cap Value Index	11,452
EQ/Large Cap Value PLUS	119,093
EQ/Lord Abbett Growth and Income	18,637
EQ/Lord Abbett Large Cap Core	9,016
EQ/Lord Abbett Mid Cap Value	40,177
EQ/Mid Cap Index	136,681
EQ/Mid Cap Value PLUS	27,048
EQ/Montag & Caldwell Growth	46,695
EQ/UBS Growth and Income	27,172
EQ/Van Kampen Comstock	37,055
EQ/Van Kampen Mid Cap Growth	779

Securities Lending:

For all Portfolios, the Trustees have approved the lending of portfolio securities, through JPMorgan Chase Bank N.A. (“JPMorgan Chase”), acting as lending agent. By lending investment securities, a Portfolio attempts to increase its net investment income through the return on the investment of cash collateral received on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned (or dividends declared during the term of the loan) would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of a Portfolio’s securities will generally be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan Chase will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan Chase invests the cash collateral on behalf of the Portfolios and retains a portion of the investment returned. The net amount earned by lending investment securities is included in the Statements of Operations as securities lending income. At June 30, 2009, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan Chase and is summarized in the Portfolio of Investments. The Portfolios bear the risk of any loss in market value of the investments purchased with cash collateral.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

Repurchase Agreements:

Certain Portfolios may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Reverse Repurchase Agreements:

Certain Portfolios may enter into reverse repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of borrowing a fixed rate of return for periods as short as overnight. A reverse repurchase agreement is a contract pursuant to which a financial institution, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the Portfolio which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price.

At June 30, 2009, the EQ/Long Term Bond Portfolio had Reverse Repurchase Agreements as follows (TNOTE (“U.S. Treasury Notes”)):

Counterparty:	Loan Amount	Amount to be Paid at Maturity	Yield	Trade Date	Maturity Date	Collateral	Collateral Coupon Rate	Collateral Maturity Date
Barclays Capital, Inc.	$11,253,296	$11,799,000	(0.75)%	6/30/09	7/1/09	TNOTE	3.125%	5/15/19

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Portfolio’s financial statements. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

The EQ/AXA Rosenberg Value Long/Short Equity Portfolio engages in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized by cash deposits and securities with the applicable counterparty broker. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Portfolio is held by one broker. The Portfolio is subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. Dividend expense on short sales is treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the financial statements. Short sale transactions involve risk because the ultimate obligation may exceed the related amount shown in the accompanying Statement of Assets and Liabilities. The Portfolio will incur a loss if the price of the

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the price of the security declines between those dates.

Accounting for Derivative Instruments:

The Portfolios are subject to the provisions of Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

All open derivative positions at period end are reflected on each respective Portfolio’s Schedule of Investments and the volume of these open positions relative to the net assets of each respective Portfolio is generally representative of open positions throughout the reporting period for each respective Portfolio.

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends. The use of forward commitments may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. Certain Portfolios may engage in synthetic equity swaps. Synthetic equity swaps are contracts entered into between a broker and the Portfolio under which the parties agree to make payments to each other as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. A Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at market value on the Statement of Assets and Liabilities. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

amount potentially subject to credit risk is much smaller. None of the Portfolios had swap contracts outstanding at June 30, 2009.

Dollar Roll Transactions:

Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rates as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities. None of the Portfolios had dollar roll transactions outstanding at June 30, 2009.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2    Management of the Trust

The Trust has entered into three separate investment management agreements (the “Management Agreements”) with AXA Equitable (the “Manager”). With the exception of the All Asset Allocation Portfolio, EQ/AXA Franklin Templeton Founding Strategy Core Portfolio, EQ/International ETF Portfolio, the Crossings Portfolios, and the AXA Strategy Portfolios, the Management Agreements state that the Manager will (i) have overall supervisory responsibility for the general management and investment of each Portfolio’s assets; (ii) select and contract with the Advisers to manage the investment operations and composition of each and every Portfolio; (iii) monitor the Advisers’ investment programs and results; (iv) oversee compliance by the Trust with various federal and state statutes; and (v) carry out the directives of the Board of Trustees. With respect to the Management Agreements for the All Asset Allocation Portfolio, EQ/AXA Franklin Templeton Founding Strategy Core Portfolio, EQ/International ETF Portfolio, the Crossings Portfolios, and the AXA Strategy Portfolios, the Management Agreements provide that the Manager will: (i) provide investment management and advisory services; (ii) render investment advice concerning the Underlying Portfolios and Underlying ETFs, as applicable, in which to invest and the appropriate allocations for each Portfolio; (iii) monitor the investment programs and results; (iv) apprise the Trust of developments materially affecting the Portfolios; (v) oversee compliance by the Portfolio with various federal and state statutes; and (vi) carry out the directives of the Board of Trustees. For the six months ended June 30, 2009, for its services under the Management Agreements, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
All Asset Allocation	0.100% of average daily net assets
AXA Conservative Strategy	0.100% of average daily net assets
AXA Conservative Growth Strategy	0.100% of average daily net assets

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

Portfolios:	Management Fee
AXA Balanced Strategy	0.100% of average daily net assets
AXA Moderate Growth Strategy	0.100% of average daily net assets
AXA Growth Strategy	0.100% of average daily net assets
EQ/AXA Franklin Templeton Founding Strategy Core	0.050% of average daily net assets
EQ/International ETF	0.400% of average daily net assets
Crossings Conservative Allocation	0.100% of average daily net assets
Crossings Conservative-Plus Allocation	0.100% of average daily net assets
Crossings Moderate Allocation	0.100% of average daily net assets
Crossings Moderate-Plus Allocation	0.100% of average daily net assets
Crossings Aggressive Allocation	0.100% of average daily net assets
AXA Tactical Manager 400 - I	0.450% of average daily net assets
AXA Tactical Manager 500 - I	0.450% of average daily net assets
AXA Tactical Manager 2000 - I	0.450% of average daily net assets
AXA Tactical Manager International - I	0.450% of average daily net assets
AXA Tactical Manager 400 - II	0.450% of average daily net assets
AXA Tactical Manager 500 - II	0.450% of average daily net assets
AXA Tactical Manager 2000 - II	0.450% of average daily net assets
AXA Tactical Manager International - II	0.450% of average daily net assets
AXA Tactical Manager 400 - III	0.450% of average daily net assets
AXA Tactical Manager 500 - III	0.450% of average daily net assets
AXA Tactical Manager 2000 - III	0.450% of average daily net assets
AXA Tactical Manager International - III	0.450% of average daily net assets
EQ/Bond Index	0.350% of average daily net assets
EQ/Common Stock Index	0.350% of average daily net assets
EQ/Common Stock Index II	0.350% of average daily net assets
EQ/Core Bond Index	0.350% of average daily net assets
EQ/Equity 500 Index	0.250% of average daily net assets
EQ/Intermediate Government Bond Index	0.350% of average daily net assets
EQ/Large Cap Growth Index	0.350% of average daily net assets
EQ/Large Cap Value Index	0.350% of average daily net assets
EQ/Mid Cap Index	0.350% of average daily net assets
EQ/Small Company Index	0.250% of average daily net assets
EQ/Small Company Index II	0.250% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $400 Million	Next $400 Million	Thereafter
EQ/GAMCO Small Company Value	0.800%	0.750%	0.700%
EQ/Government Securities	0.500%	0.350%	0.300%
EQ/Long Term Bond	0.500%	0.350%	0.300%
EQ/T. Rowe Price Growth Stock	0.800%	0.750%	0.700%

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/Caywood-Scholl High Yield Bond	0.600%	0.575%	0.550%	0.530%	0.520%
EQ/Money Market	0.350%	0.325%	0.280%	0.270%	0.250%
EQ/PIMCO Ultra Short Bond	0.500%	0.475%	0.450%	0.430%	0.420%

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/Short Duration Bond	0.450%	0.425%	0.400%	0.380%	0.370%

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/AllianceBernstein International	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/AllianceBernstein Small Cap Growth	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Ariel Appreciation II	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/AXA Franklin Income Core	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/AXA Franklin Small Cap Value Core	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/AXA Mutual Shares Core	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/AXA Rosenberg Value Long/Short Equity	1.400%	1.350%	1.325%	1.300%	1.275%
EQ/AXA Templeton Growth Core	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/BlackRock Basic Value Equity	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/BlackRock International Value	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/Boston Advisors Equity Income	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Calvert Socially Responsible	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Capital Guardian Growth	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Capital Guardian Research	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Davis New York Venture	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/Evergreen Omega	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/GAMCO Mergers and Acquisitions	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/International Growth	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/JPMorgan Value Opportunities	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/Lord Abbett Growth & Income	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Lord Abbett Large Cap Core	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Lord Abbett Mid Cap Value	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/Montag & Caldwell Growth	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Oppenheimer Global	0.950%	0.900%	0.875%	0.850%	0.825%
EQ/UBS Growth and Income	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Van Kampen Comstock	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Global Multi-Sector Equity	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Van Kampen Mid Cap Growth	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/Van Kampen Real Estate	0.900%	0.850%	0.825%	0.800%	0.775%

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/Focus PLUS	0.500%	0.450%	0.425%	0.400%	0.375%
EQ/International Core PLUS	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/Large Cap Core PLUS	0.500%	0.450%	0.425%	0.400%	0.375%
EQ/Large Cap Growth PLUS	0.500%	0.450%	0.425%	0.400%	0.375%
EQ/Large Cap Value PLUS	0.500%	0.450%	0.425%	0.400%	0.375%
EQ/Mid Cap Value PLUS	0.550%	0.500%	0.475%	0.450%	0.425%

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $4 Billion	Next $4 Billion	Thereafter
EQ/Global Bond PLUS	0.550%	0.530%	0.510%
EQ/Quality Bond PLUS	0.400%	0.380%	0.360%

Prior to May 1, 2009 (or June 8, 2009 for those Portfolios indicated by a “†” in the following chart), the Management Fees for the following Portfolios were as follows:

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/AXA Franklin Income Core	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/AXA Franklin Small Cap Value Core	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/AXA Mutual Shares Core	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/AXA Templeton Growth Core	0.950%	0.900%	0.875%	0.850%	0.825%
EQ/Common Stock Index II†	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/Focus PLUS	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/Global Multi-Sector Equity	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Small Company Index II†	0.900%	0.850%	0.825%	0.800%	0.775%

	(as a percentage of average daily net assets)

Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/Global Bond PLUS	0.700%	0.675%	0.650%	0.630%	0.620%
EQ/PIMCO Ultra Short Bond	0.550%	0.525%	0.500%	0.480%	0.470%

On behalf of the Trust, with the exception of the All Asset Allocation Portfolio, EQ/AXA Franklin Templeton Founding Strategy Core Portfolio, EQ/International ETF Portfolio, the Crossings Portfolios, and the AXA Strategy Portfolios, the Manager has entered into an investment advisory agreement (“Advisory Agreements”) with each of the Advisers for the Trust’s Portfolios. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3    Administrative Fees

AXA Equitable serves as Administrator to the Trust. As Administrator, AXA Equitable provides the Trust with necessary administrative, fund accounting, and compliance services. AXA Equitable may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays AXA Equitable an annual fee payable monthly as follows:

Each Multiadviser Portfolio pays an annual rate of $35,000 for each Multiadviser Portfolio and for each portion of the Multiadviser Portfolio for which separate administrative services are provided, (i.e., each adviser in the multi-advised structure) plus 0.15% of the Multiadviser Portfolio’s average daily net assets.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

The All Asset Allocation Portfolio, EQ/AXA Franklin Templeton Founding Strategy Core Portfolio, Crossings Portfolios, AXA Strategy Portfolios, and Tactical Portfolios each pay an annual rate of 0.15% of average daily net assets plus a fixed charge of $35,000.

For all other Portfolios:

Fixed Charge

$30,000 for each Portfolio.

Total Trust Average Daily Net Asset Charge*

0.12% on the first $3.0 billion

0.11% on the next $3.0 billion

0.105% on the next $4.0 billion

0.10% on the next $20.0 billion

0.0975% in excess of $30.0 billion

* With the exception of the All Asset Allocation Portfolio, the EQ/Franklin Templeton Founding Strategy Core Portfolio, the AXA Strategy Portfolios, Tactical Portfolios and the Multiadviser Portfolios.

Pursuant to a sub-administration arrangement with AXA Equitable, JPMorgan Investor Services Co. (“Sub-administrator”) provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services. State Street Bank and Trust Company provides similar accounting services for the EQ/AXA Rosenberg Value Long/Short Equity Portfolio.

Note 4    Custody Fees

The Trust has entered into Custody Agreements with JPMorgan Chase and Custodial Trust Company (“CTC”). The Custody Agreements provide for an annual fee based on the amount of assets under custody plus transaction charges. JPMorgan Chase serves as custodian of the Trust’s portfolio securities and other assets, with the exception of the EQ/AXA Rosenberg Value Long/Short Equity Portfolio. Under the terms of the Custody Agreement between the Trust and JPMorgan Chase, JPMorgan Chase maintains and deposits in separate accounts, cash, securities and other assets of the Portfolios. JPMorgan Chase is also required, upon the order of the Trust, to deliver securities held by JPMorgan Chase, and to make payments for securities purchased by the Trust. JPMorgan Chase has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities. CTC serves as the custodian for the EQ/AXA Rosenberg Value Long/Short Equity Portfolio.

Note 5    Distribution Plans

The Trust has entered into distribution agreements with AXA Advisors, LLC and AXA Distributors, LLC, both indirect wholly-owned subsidiaries of AXA Equitable (collectively, the “Distributors”), pursuant to which the Distributors serve as the principal underwriters of the Class IA and Class IB shares of the Trust. Class IB shares are subject to distribution fees imposed pursuant to a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.50% of the average net assets attributable to the Trust’s Class IB shares. The distribution agreements, however, limit payments for services provided under the Distribution Plan to an annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class IB shares (0.10% for the shares of each of the Crossings Portfolios). This limitation will be in effect at least until April 30, 2010. The Trust’s Class IA shares are not subject to such fees.

Note 6    Transfer Agent

Boston Financial Data Services (“BFDS”) serves as the transfer agent for the EQ/AXA Rosenberg Value Long/Short Equity Portfolio. Transfer agent fees are based on per account charges, assets and other out of pocket expenses. Additional sub-transfer agent fees may be paid by the portfolios to administrators of omnibus accounts, and have been included in transfer agent fees on the statements of operations.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

Note 7    Expense Limitation

The Manager has contractually agreed to limit the expenses of certain Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which a Portfolio invests and extraordinary expenses) through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of such Portfolios’ Class IA Shares (Class IB shares would be 0.25% higher (or 0.10% for those Portfolios indicated by a “†” in the following chart) due to the annual fee under the Trust’s Class IB Distribution Plan) are limited to:

0.10% of average daily net assets of the

All Asset Allocation Portfolio

Crossings Conservative Allocation Portfolio†

Crossings Conservative-Plus Allocation Portfolio†

Crossings Moderate Allocation Portfolio†

Crossings Moderate-Plus Allocation Portfolio†

Crossings Aggressive Allocation Portfolio†

0.15% of average daily net assets of the

EQ/AXA Franklin Templeton Founding Strategy Core Portfolio

0.40% of average daily net assets of the

EQ/International ETF Portfolio

0.45% of average daily net assets of the

EQ/Bond Index Portfolio

0.50% of average daily net assets of the

EQ/Small Company Index II Portfolio*

0.60% of average daily net assets of the

EQ/Common Stock Index II Portfolio*

0.70% of average daily net assets of the

AXA Tactical Manager 400 Portfolio - I

AXA Tactical Manager 500 Portfolio - I

AXA Tactical Manager 2000 Portfolio - I

AXA Tactical Manager International Portfolio - I

AXA Tactical Manager 400 Portfolio - II

AXA Tactical Manager 500 Portfolio - II

AXA Tactical Manager 2000 Portfolio - II

AXA Tactical Manager International Portfolio - II

AXA Tactical Manager 400 Portfolio - III

AXA Tactical Manager 500 Portfolio - III

AXA Tactical Manager 2000 Portfolio - III

AXA Tactical Manager International Portfolio - III

EQ/Capital Guardian Growth Portfolio

EQ/PIMCO Ultra Short Bond Portfolio

0.72% of average daily net assets of the

EQ/Capital Guardian Research Portfolio

0.75% of average daily net assets of the

EQ/Focus PLUS Portfolio*

EQ/Government Securities Portfolio

EQ/JPMorgan Value Opportunities Portfolio

EQ/Large Cap Core PLUS Portfolio

EQ/Large Cap Growth PLUS Portfolio

EQ/Large Cap Value PLUS Portfolio

EQ/Lord Abbett Growth and Income Portfolio

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

EQ/Lord Abbett Large Cap Core Portfolio

EQ/Van Kampen Comstock Portfolio

0.80% of average daily net assets of the

EQ/Boston Advisors Equity Income Portfolio

EQ/Caywood-Scholl High Yield Bond Portfolio

EQ/Lord Abbett Mid Cap Value Portfolio

EQ/Mid Cap Value PLUS Portfolio

EQ/UBS Growth and Income Portfolio

0.85% of average daily net assets of the

EQ/International Core PLUS Portfolio

EQ/Van Kampen Mid Cap Growth Portfolio

0.90% of average daily net assets of the

EQ/AllianceBernstein International Portfolio

EQ/Ariel Appreciation II Portfolio

EQ/Calvert Socially Responsible Portfolio

EQ/Evergreen Omega Portfolio

0.95% of average daily net assets of the

EQ/Montag & Caldwell Growth Portfolio

EQ/T. Rowe Price Growth Stock Portfolio

1.01% of average daily net assets of the

EQ/Van Kampen Real Estate Portfolio

1.05% of average daily net assets of the

EQ/AXA Franklin Income Core Portfolio

EQ/AXA Franklin Small Cap Value Core Portfolio

EQ/AXA Mutual Shares Core Portfolio

EQ/BlackRock International Value Portfolio

1.10% of average daily net assets of the

EQ/Oppenheimer Global Portfolio

EQ/AXA Templeton Growth Core Portfolio

1.74% of average daily net assets of the

EQ/AXA Rosenberg Value Long/Short Equity Portfolio

Prior to January 1, 2009, the following Portfolios’ expense limitations were as follows:

0.75% of average daily net assets of the

EQ/Large Cap Value Index Portfolio#

0.80% of average daily net assets of the

EQ/Large Cap Growth Index Portfolio#

0.85% of average daily net assets of the

EQ/Mid Cap Index Portfolio#

# Effective January 1, 2009, the expense limitation for these Portfolios were eliminated.

* Prior to June 8, 2009 (prior to May 1 for those Portfolios indicated by a “†” in the following chart), the following Portfolios’ expense limitations were as follows:

0.90% of average daily net assets of the

EQ/Focus PLUS Portfolio†

1.05% of average daily net assets of the

EQ/Common Stock Index II Portfolio

EQ/Small Company Index II Portfolio

The expenses as a percentage of daily average net assets (excluding the 0.25% annual fee under the Trust’s Class IB Distribution Plan) for each AXA Strategic Portfolio (that includes the Underlying Portfolios fees and expenses) are limited to:

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

Portfolios
AXA Conservative Strategy Portfolio	0.70%
AXA Conservative Growth Strategy Portfolio	0.75%
AXA Balanced Strategy Portfolio	0.80%
AXA Moderate Growth Strategy Portfolio	0.85%
AXA Growth Strategy Portfolio	0.85%

The Manager first waives its management fees, then waives its administration fees, and then reimburses the Portfolio’s expenses out of its own resources. Each Portfolio may at a later date reimburse to the Manager the management fees waived or other expenses assumed and paid for by the Manager pursuant to the Expense Limitation Agreement within the prior five fiscal years (prior three fiscal years for certain Portfolios, as indicated by a “†” in the following chart), provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period; and (ii) the payment of such reimbursement has been approved by the Trust’s Board of Trustees on a semi-annual basis. Any reimbursement, called recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by the Manager. During the six months ended June 30, 2009, the Manager received a total of $2,812,400 in reimbursement for all of the Portfolios within the Trust. At June 30, 2009, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

	Amount Eligible through						Total Eligible for Reimbursement

Portfolios:	2009	2010	2011	2012	2013	2014
All Asset Allocation†	$534,658	$960,420	$805,935	$328,979	$—	$—	$2,629,992
EQ/AXA Franklin Templeton Founding Strategy Core†	—	673,044	2,549,322	989,857	—	—	4,212,223
EQ/International ETF†	67,272	99,523	132,765	524,143	—	—	823,703
AXA Conservative Strategy†	—	—	—	22,967	—	—	22,967
AXA Conservative Growth Strategy†	—	—	—	22,956	—	—	22,956
AXA Balanced Strategy†	—	—	—	22,930	—	—	22,930
AXA Moderate Growth Strategy†	—	—	—	22,869	—	—	22,869
AXA Growth Strategy†	—	—	—	22,885	—	—	22,885
Crossings Conservative Allocation†	—	—	117,238	51,428	—	—	168,666
Crossings Conservative-Plus Allocation†	—	—	117,194	51,248	—	—	168,442
Crossings Moderate Allocation†	—	—	117,197	51,231	—	—	168,428
Crossings Moderate-Plus Allocation†	—	—	117,243	51,664	—	—	168,907
Crossings Aggressive Allocation†	—	—	117,498	56,128	—	—	173,626
AXA Tactical Manager 400-I†	—	—	—	14,880	—	—	14,880
AXA Tactical Manager 500-I†	—	—	—	14,880	—	—	14,880
AXA Tactical Manager 2000-I†	—	—	—	14,880	—	—	14,880
AXA Tactical Manager International-I†	—	—	—	14,880	—	—	14,880
EQ/AllianceBernstein International†	875,596	1,390,356	1,300,439	389,647	—	—	3,956,038
EQ/Ariel Appreciation II†	43,811	65,395	79,197	38,342	—	—	226,745
EQ/BlackRock International Value	—	—	63,220	32,212	492,316	231,828	819,576
EQ/Bond Index†	35,144	100,312	180,468	67,478	—	—	383,402

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

	Amount Eligible through						Total Eligible for Reimbursement

Portfolios:	2009	2010	2011	2012	2013	2014
EQ/Boston Advisors Equity Income†	$204,114	$420,627	$485,866	$304,953	$—	$—	$1,415,560
EQ/Calvert Socially Responsible†	31,040	70,345	67,450	12,654	—	—	181,489
EQ/Capital Guardian Growth	27,099	94,423	272,496	415,984	402,947	169,030	1,381,979
EQ/Capital Guardian Research†	397,641	991,819	1,020,301	377,788	—	—	2,787,549
EQ/Caywood-Scholl High Yield Bond†	—	17,379	86,040	—	—	—	103,419
EQ/Common Stock Index II†	63,541	96,077	343,061	72,957	—	—	575,636
EQ/Evergreen Omega	—	21,822	25,579	—	—	—	47,401
EQ/Focus PLUS†	1,295,125	3,153,976	3,059,223	714,365	—	—	8,222,689
EQ/Government Securities†	—	—	27,645	14,633	—	—	42,278
EQ/International Core PLUS†	474,273	442,276	335,243	154,643	—	—	1,406,435
EQ/JPMorgan Value Opportunities	—	—	98,825	248,506	224,884	42,262	614,477
EQ/Large Cap Core PLUS	—	—	—	—	129,884	—	129,884
EQ/Large Cap Value PLUS†*	—	—	418,941	—	—	—	418,941
EQ/Lord Abbett Growth and Income†	80,658	145,834	192,645	66,905	—	—	486,042
EQ/Lord Abbett Large Cap Core†	46,407	92,648	124,755	65,697	—	—	329,507
EQ/Lord Abbett Mid Cap Value†	78,329	182,596	217,793	98,595	—	—	577,313
EQ/Mid Cap Value PLUS	—	—	—	—	63,216	—	63,216
EQ/Oppenheimer Global†	63,288	345,977	378,206	53,494	—	—	840,965
EQ/PIMCO Ultra Short Bond†	274,065	340,134	387,421	—	—	—	1,001,620
EQ/Small Company Index II†	65,666	205,016	556,226	126,412	—	—	953,320
EQ/T. Rowe Price Growth Stock†	70,566	146,409	214,597	66,504	—	—	498,076
EQ/UBS Growth and Income†	109,847	247,986	233,523	92,492	—	—	683,848
EQ/Van Kampen Comstock†	87,013	160,436	184,465	77,640	—	—	509,554
EQ/Van Kampen Mid Cap Growth†	59,972	143,892	248,140	51,697	—	—	503,701
EQ/Van Kampen Real Estate†	—	170,517	256,132	104,605	—	—	531,254

* Prior to May 23, 2007, the Portfolio was eligible to reimburse the Manager for the prior five fiscal years.

Effective January 1, 2009, AXA Equitable is not eligible to recoup any waivers or reimbursements made prior to January 1, 2009 for the EQ/Large Cap Growth Index, EQ/Large Cap Value Index and EQ/Mid Cap Index Portfolios.

Effective May 1, 2009, AXA Equitable is not eligible to recoup any waivers or reimbursements made prior to May 1, 2009 for the EQ/AXA Franklin Income Core, EQ/AXA Franklin Small Cap Value Core, EQ/AXA Mutual Shares Core and EQ/AXA Templeton Growth Core Portfolios.

During the six month period ended June 30, 2009, the Manager voluntarily waived $5,506,326 of Investment Management fees for the EQ/Money Market Portfolio. This waiver can be eliminated at any time.

The All Asset Allocation Portfolio invests in shares of other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable and exchange traded securities of other investment companies (“Underlying ETFs”). Therefore, the All Asset Allocation Portfolio, in addition to its own expenses such

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the Underlying ETFs and the investment return of the All Asset Allocation Portfolio is reduced by each Underlying Portfolio’s and each Underlying ETF’s expenses. The range of expenses (as a percentage of average daily net assets) incurred indirectly in connection with the All Asset Allocation Portfolio’s investments in Underlying Portfolios and Underlying ETFs is:

Portfolio:	Range of Expenses
All Asset Allocation	0.70% to 0.95%

Thus, the net expense ratio of the Class IB shares of the All Asset Allocation Portfolio, including the All Asset Allocation Portfolio’s direct and indirect expenses, would range from:

Portfolio:	Class IB
All Asset Allocation	1.05% to 1.30%

Absent the Expense Limitation Agreement of the All Asset Allocation Portfolio, the total expense ratio of the Class IB shares of the All Asset Allocation Portfolio would range from:

Portfolio:	Class IB
All Asset Allocation	1.34% to 1.59%

The Crossings Portfolios and the AXA Strategy Portfolios invest in shares of Underlying Portfolios. Therefore, each of the Crossings Portfolios and the AXA Strategy Portfolios, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each of the Crossings Portfolios and the AXA Strategy Portfolios are reduced by each Underlying Portfolio’s expenses. The range of expenses (as a percentage of average daily net assets) incurred indirectly in connection with each of the Crossings Portfolios’ and the AXA Strategy Portfolios’ investments in Underlying Portfolios is:

Portfolios:	Range of Expenses
Crossings Conservative Allocation	0.40% to 0.65%
Crossings Conservative-Plus Allocation	0.40% to 0.65%
Crossings Moderate Allocation	0.45% to 0.70%
Crossings Moderate-Plus Allocation	0.45% to 0.70%
Crossings Aggressive Allocation	0.50% to 0.75%
AXA Conservative Strategy	0.35% to 0.60%
AXA Conservative Growth Strategy	0.35% to 0.60%
AXA Balanced Strategy	0.35% to 0.60%
AXA Moderate Growth Strategy	0.35% to 0.60%
AXA Growth Strategy	0.35% to 0.60%

Thus, the net expense ratio of the Class IA and Class IB shares of each of the Crossings Portfolios and the AXA Strategy Portfolios, including the Crossings Portfolios’ and AXA Strategy Portfolios’ direct and indirect expenses, would range from:

Portfolios:	Class IA	Class IB
Crossings Conservative Allocation	0.50% to 0.75%	0.60% to 0.85%
Crossings Conservative-Plus Allocation	0.50% to 0.75%	0.60% to 0.85%
Crossings Moderate Allocation	0.55% to 0.80%	0.65% to 0.90%
Crossings Moderate-Plus Allocation	0.55% to 0.80%	0.65% to 0.90%
Crossings Aggressive Allocation	0.60% to 0.85%	0.70% to 0.95%
AXA Conservative Strategy*	N/A	0.95%
AXA Conservative Growth Strategy*	N/A	1.00%
AXA Balanced Strategy*	N/A	1.05%

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

Portfolios:	Class IA	Class IB
AXA Moderate Growth Strategy*	N/A	1.10%
AXA Growth Strategy*	N/A	1.10%

* Expenses limited to an all-in expense cap which includes direct and indirect expenses.

Absent the Expense Limitation Agreement of the Crossings Portfolios and the AXA Strategy Portfolios, the total expense ratio of the Class IA and Class IB shares of the Crossings Portfolios and the AXA Strategy Portfolios would range from:

Portfolios:	Class IA	Class IB
Crossings Conservative Allocation	29.50% to 29.75%	29.60% to 29.85%
Crossings Conservative-Plus Allocation	45.96% to 46.21%	46.06% to 46.31%
Crossings Moderate Allocation	47.40% to 47.65%	47.50% to 47.75%
Crossings Moderate-Plus Allocation	15.87% to 16.12%	15.97% to 16.22%
Crossings Aggressive Allocation	18.90% to 19.15%	19.00% to 19.25%
AXA Conservative Strategy	N/A	109.25% to 109.50%
AXA Conservative Growth Strategy	N/A	92.35% to 92.60%
AXA Balanced Strategy	N/A	63.95% to 64.20%
AXA Moderate Growth Strategy	N/A	37.80% to 38.05%
AXA Growth Strategy	N/A	47.35% to 47.60%

The EQ/AXA Franklin Templeton Founding Strategy Core Portfolio invests exclusively in shares of Underlying Portfolios managed by AXA Equitable. Therefore, the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio is reduced by each Underlying Portfolio’s expenses. The range of expenses (as a percentage of average daily net assets) incurred indirectly in connection with the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio’s investments in Underlying Portfolios is:

Portfolio:	Range of Expenses
EQ/AXA Franklin Templeton Founding Strategy Core	0.90% to 1.15%

Thus, the net expense ratio of the Class IA shares and Class IB shares of the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio, including the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio’s direct and indirect expenses, would range from:

Portfolio:	Class IA	Class IB
EQ/AXA Franklin Templeton Founding Strategy Core	0.95% to 1.20%	1.20% to 1.45%

Absent the Expense Limitation Agreement of the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio, the total expense ratio of the Class IA shares and Class IB shares of the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio would range from:

Portfolio:	Class IA	Class IB
EQ/AXA Franklin Templeton Founding Strategy Core	1.15% to 1.40%	1.40% to 1.65%

The EQ/International ETF Portfolio invests primarily in Underlying ETFs. Therefore, the EQ/International ETF Portfolio, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying ETFs and the investment return of the EQ/International ETF Portfolio is reduced by each Underlying ETF’s expenses. The range of expenses (as a

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

percentage of average daily net assets) incurred indirectly in connection with the EQ/International ETF Portfolio’s investments in Underlying ETFs is:

Portfolio:	Range of Expenses
EQ/International ETF	0.30% to 0.55%

Thus, the net expense ratio of the Class IA shares and Class IB shares of the EQ/International ETF Portfolio, including the EQ/International ETF Portfolio’s direct and indirect expenses, would range from:

Portfolio:	Class IA	Class IB
EQ/International ETF	0.70% to 0.95%	0.95% to 1.20%

Absent the Expense Limitation Agreement of the EQ/International ETF Portfolio, the total expense ratio of the Class IA shares and the Class IB shares of the EQ/International ETF Portfolio would range from:

Portfolio:	Class IA	Class IB
EQ/International ETF	0.84% to 1.09%	1.09% to 1.34%

Certain PLUS Portfolios invest approximately 10% of net assets in shares of Underlying ETFs. Therefore, the PLUS Portfolios, in addition to their own expenses such as management fees, bear their pro-rata share of the fees and expenses incurred by the Underlying ETFs and the investment returns of the PLUS Portfolios are reduced by each Underlying ETFs’ expenses. The range of expenses (as a percentage of average daily net assets) incurred indirectly in connection with the PLUS Portfolios’ investments in Underlying ETFs is:

Portfolios:	Range of Expenses
EQ/International Core PLUS	0.00% to 0.25%
EQ/Large Cap Core PLUS	0.00% to 0.25%
EQ/Large Cap Growth PLUS	0.00% to 0.25%
EQ/Mid Cap Value PLUS	0.00% to 0.25%

Thus, the net expense ratio of the Class IA shares and Class IB shares of the PLUS Portfolios, including the PLUS Portfolios’ direct and indirect expenses, would range from:

Portfolios:	Class IA	Class IB
EQ/International Core PLUS	0.85% to 1.10%	1.10% to 1.35%
EQ/Large Cap Core PLUS	0.75% to 1.00%	1.00% to 1.25%
EQ/Large Cap Growth PLUS	0.70% to 0.95%	0.95% to 1.20%
EQ/Mid Cap Value PLUS	0.80% to 1.05%	1.05% to 1.30%

Absent the Expense Limitation Agreement of the PLUS Portfolios, the total expense ratio of the Class IA shares and the Class IB shares of the PLUS Portfolios would range from:

Portfolios:	Class IA	Class IB
EQ/International Core PLUS	0.86% to 1.11%	1.11% to 1.36%
EQ/Large Cap Core PLUS	0.75% to 1.00%	1.00% to 1.25%
EQ/Large Cap Growth PLUS	0.71% to 0.96%	0.96% to 1.21%
EQ/Mid Cap Value PLUS	0.80% to 1.05%	1.05% to 1.30%

Note 8    Trustees Deferred Compensation Plan

A deferred compensation plan (the “Deferred Compensation Plan”) for the benefit of the Independent Trustees had been adopted by the Trust. Under the Deferred Compensation Plan, each Trustee may have deferred payment of all or part of the fees payable for such Trustee’s services. Each Trustee may have deferred payment of such fees until their retirement as a Trustee or until the earlier

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

attainment of a specified age. Fees deferred under the Deferred Compensation Plan, together with accrued earnings thereon, were disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. At June 30, 2009, none of the Trustees were participating in the Deferred Compensation Plan.

Note 9    Percentage of Ownership by Affiliates

At June 30, 2009, AXA Equitable held investments in each of the Portfolios as follows:

Portfolios:	Percentage of Ownership
EQ/International ETF	0.12%
AXA Conservative Strategy	13.91
AXA Conservative Growth Strategy	19.05
AXA Balanced Strategy	9.91
AXA Moderate Growth Strategy	4.43
AXA Growth Strategy	6.76
EQ/AXA Franklin Templeton Founding Strategy Core	0.01
Crossings Conservative Allocation	28.95
Crossings Conservative-Plus Allocation	51.39
Crossings Moderate Allocation	43.19
Crossings Moderate-Plus Allocation	27.38
Crossings Aggressive Allocation	19.41
EQ/AXA Tactical Manager 400-I	100.00
EQ/AXA Tactical Manager 500-I	100.00
EQ/AXA Tactical Manager 2000-I	100.00
EQ/AXA Tactical Manager International-I	100.00
EQ/AllianceBernstein International	0.01
EQ/AllianceBernstein Small Cap Growth	0.01
EQ/Ariel Appreciation II	1.94
EQ/AXA Franklin Income Core	0.01
EQ/AXA Franklin Small Cap Value Core	0.08
EQ/AXA Mutual Shares Core	0.08
EQ/AXA Templeton Growth Core	0.01
EQ/BlackRock Basic Value	—#
EQ/BlackRock International Equity	0.01
EQ/Boston Advisors Equity Income	0.03
EQ/Calvert Socially Responsible	0.31
EQ/Capital Guardian Growth	0.03
EQ/Capital Guardian Research	0.01
EQ/Caywood-Scholl High Yield Bond	0.03
EQ/Common Stock Index	0.05
EQ/Common Stock Index II	13.72
EQ/Core Bond Index	—#
EQ/Davis New York Venture	—#
EQ/Equity 500 Index	0.01
EQ/Evergreen Omega	0.03
EQ/Focus PLUS	0.01
EQ/GAMCO Mergers & Acquisitions	0.01

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

Portfolios:	Percentage of Ownership
EQ/Global Bond PLUS	—	%#
EQ/Global Multi-Sector Equity	—#
EQ/Intermediate Government Bond Index	0.02
EQ/International Core PLUS	0.01
EQ/International Growth	0.02
EQ/JPMorgan Value Opportunities	0.04
EQ/Large Cap Core PLUS	0.05
EQ/Large Cap Growth PLUS	0.02
EQ/Large Cap Value Index	1.30
EQ/Large Cap Value PLUS	—#
EQ/Long Term Bond	0.01
EQ/Lord Abbett Growth & Income	0.01
EQ/Lord Abbett Large Cap Core	0.08
EQ/Lord Abbett Mid Cap Value	0.09
EQ/Mid Cap Index	0.02
EQ/Mid Cap Value PLUS	0.01
EQ/Money Market	0.07
EQ/Montag & Caldwell Growth	—#
EQ/Oppenheimer Global	0.08
EQ/PIMCO Ultra Short Bond	0.01
EQ/Quality Bond PLUS	0.02
EQ/Short Duration Bond	—#
EQ/Small Company Index	0.04
EQ/Small Company Index II	7.24
EQ/T. Rowe Price Growth Stock	0.03
EQ/UBS Growth and Income	0.02
EQ/Van Kampen Comstock	0.02
EQ/Van Kampen Mid Cap Growth	0.01
# Percentage of ownership is less than 0.005%.

Shares of some of the Portfolios are held by the All Asset Allocation Portfolio, EQ/AXA Franklin Templeton Founding Strategy Core Portfolio, Crossings Portfolios, AXA Strategy Portfolios, and the AXA Allocation Portfolios and Target Allocation Portfolios of the AXA Premier VIP Trust, an entity also advised by AXA Equitable. The following tables represent the percentage of ownership that the All Asset Allocation Portfolio, the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio, each Crossings Portfolio, each AXA Strategy Portfolio, and each AXA Allocation Portfolio and Target Allocation Portfolio has in each respective underlying investment company’s net assets as of June 30, 2009.

Portfolios:	All Asset Allocation	EQ/Franklin Templeton Founding Strategy
EQ/AXA Franklin Income Core	—%	41.05%
EQ/AXA Franklin Small Cap Value Core	1.15	—
EQ/AXA Mutual Shares Core	—	61.69
EQ/AXA Templeton Growth Core	—	65.26

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

Portfolios:	All Asset Allocation	EQ/Franklin Templeton Founding Strategy
EQ/AXA Rosenberg Value Long/Short Equity	4.86%	—%
EQ/BlackRock Basic Value Equity	1.10	—
EQ/BlackRock International Value	0.61	—
EQ/Boston Advisors Equity	0.62	—
EQ/Core Bond Index	0.14	—
EQ/Davis New York Venture	1.01	—
EQ/Focus PLUS	0.30	—
EQ/GAMCO Mergers and Acquisitions	4.46	—
EQ/GAMCO Small Company Value	0.69	—
EQ/Global Bond PLUS	0.71	—
EQ/Global Multi-Sector Equity	0.57	—
EQ/International Core PLUS	0.96	—
EQ/Large Cap Core PLUS	0.66	—
EQ/Large Cap Growth PLUS	0.67	—
EQ/Large Cap Value PLUS	0.11	—
EQ/Long Term Bond	3.48	—
EQ/Quality Bond PLUS	0.16	—
EQ/Short Duration Bond	0.24	—
EQ/Small Company Index	0.04	—
EQ/Van Kampen Real Estate	1.75	—
Multimanager Core Bond	0.26	—
Multimanager International Equity	0.60	—
Multimanager Large Cap Core Equity	1.15	—
Multimanager Large Cap Value	0.61	—
Multimanager Mid Cap Growth	0.38	—
Multimanager Mid Cap Value	0.95	—
Multimanager Small Cap Growth	1.29	—
Multimanager Small Cap Value	0.09	—

Portfolios:	Crossings Conservative Allocation	Crossings Conservative- Plus Allocation	Crossings Moderate Allocation	Crossings Moderate- Plus Allocation	Crossings Aggressive Allocation
EQ/Bond Index	0.61%	0.22%	0.21%	0.23%	0.09%
EQ/Equity 500 Index	—#	—#	—#	—#	0.01
EQ/Global Bond PLUS	—#	—#	—#	—	—
EQ/Global Multi-Sector Equity	—#	—#	—#	—#	—#
EQ/International Core PLUS	—#	—#	—#	—#	0.01
EQ/International ETF	—#	—#	—#	—#	—#
EQ/Large Cap Core PLUS	—#	—#	—#	—#	0.01
EQ/Large Cap Growth PLUS	—#	—#	—#	—#	—#
EQ/Mid Cap Value PLUS	—#	—#	—#	—#	—#
EQ/PIMCO Ultra Short Bond	—#	—#	—#	—	—

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

Portfolios:	Crossings Conservative Allocation	Crossings Conservative- Plus Allocation		Crossings Moderate Allocation		Crossings Moderate- Plus Allocation		Crossings Aggressive Allocation
EQ/Small Company Index	—%	—	%#	—	%#	—	%#	0.01%
Multimanager Multi-Sector Bond	—#	—#		—#		—		—

# Percentage of ownership is less than 0.005%.

Portfolios:	AXA Conservative Strategy	AXA Conservative Growth Strategy	AXA Balanced Strategy	AXA Moderate Growth Strategy	AXA Growth Strategy
EQ/Core Bond Index	0.01%	0.01%	0.01%	0.02%	0.01%
EQ/Equity 500 Index	—#	—#	0.01	0.02	0.01
EQ/Intermediate Government Bond Index	—#	—#	—#	0.01	—#
EQ/International ETF	—#	—#	0.01	0.02	0.01
EQ/Large Cap Growth Index	—#	—#	—#	0.01	0.01
EQ/Large Cap Value Index	—#	—#	0.01	0.02	0.02
EQ/Mid Cap Index	—#	—#	—#	0.01	—#
EQ/Small Company Index	—#	—#	0.01	0.02	0.01

# Percentage of ownership is less than 0.005%.

Portfolios:	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
EQ/AllianceBernstein International	0.17%	0.42%	2.80%	6.20%	3.10%
EQ/AllianceBernstein Small Cap Growth	—	—	6.70	11.48	4.49
EQ/AXA Franklin Small Cap Value Core	—	3.51	24.29	28.22	10.04
EQ/BlackRock Basic Value Equity	0.68	1.26	8.08	11.58	4.12
EQ/BlackRock International Value	0.43	0.77	4.84	10.91	5.51
EQ/Boston Advisors Equity Income	2.70	5.37	19.78	24.27	6.57
EQ/Core Bond Index	9.84	6.63	26.97	21.32	1.61
EQ/GAMCO Small Company Value	—	0.74	4.93	6.20	2.77
EQ/Global Bond PLUS	10.88	7.78	32.90	—	—
EQ/Global Multi-Sector Equity	0.40	0.79	6.17	8.21	2.81
EQ/Intermediate Government Bond Index	6.13	4.32	23.63	21.08	1.35

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

Portfolios:	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
EQ/International Core PLUS	1.20%	2.69%	18.42%	27.71%	7.72%
EQ/International ETF	1.52	4.13	31.33	46.78	14.05
EQ/International Growth	0.65	1.52	10.37	23.09	11.58
EQ/Large Cap Core PLUS	3.09	4.62	29.90	39.68	15.01
EQ/Large Cap Growth Index	2.36	3.71	23.87	37.13	13.47
EQ/Large Cap Growth PLUS	1.88	2.89	19.51	29.72	11.56
EQ/Large Cap Value Index	2.86	4.73	26.88	37.92	16.89
EQ/Large Cap Value PLUS	0.70	1.15	11.15	17.29	6.25
EQ/Mid Cap Index	—	1.19	8.87	11.68	5.27
EQ/PIMCO Ultra Short Bond	6.13	4.46	20.86	13.73	1.19
EQ/Quality Bond PLUS	11.12	7.47	34.52	24.14	2.00
EQ/Small Company Index	—	1.94	19.99	21.95	6.72

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation
EQ/Bond Index	24.96%	14.94%	3.38%	0.14%
EQ/Equity 500 Index	0.66	0.88	0.54	0.30
EQ/Global Bond PLUS	0.08	0.07	0.02	—
EQ/Global Multi-Sector Equity	0.31	0.32	0.18	0.09
EQ/International ETF	0.61	0.75	0.43	0.25
EQ/PIMCO Ultra Short Bond	—#	—#	—#	—
EQ/Quality Bond PLUS	0.02	0.01	0.01	—
EQ/Small Company Index	0.24	0.34	0.18	0.11

# Percentage of ownership is less than 0.005%.

Portfolios:	AXA Tactical Manager 400-I	AXA Tactical Manager 500-I		AXA Tactical Manager 2000-I	AXA Tactical Manager International-I
EQ/Equity 500 Index	—%	—#	%	—%	—%
EQ/International ETF	—	—		—	—#
EQ/Mid Cap Index	—#	—		—	—
EQ/Small Company Index	—	—		0.01	—
# Percentage of ownership is less than 0.005%.

Note 10 Substitution and Reorganization Transactions

On June 8, 2009, EQ/Oppenheimer Main Street Small Cap Portfolio changed its name to EQ/Small Company Index II Portfolio. In addition, AllianceBernstein replaced Oppenheimer as sub-advisor.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Concluded)

June 30, 2009 (Unaudited)

On June 8, 2009, EQ/Oppenheimer Main Street Opportunity Portfolio changed its name to EQ/ Common Stock Index II Portfolio. In addition, AllianceBernstein replaced Oppenheimer as sub-advisor.

Note 11 Subsequent Events

The Manager evaluated subsequent events from June 30, 2009, the date of these financial statements, through August 17, 2009, the date these financial statements were issued and available. The subsequent events include the following:

A change to the expense limitation arrangements for the EQ/International ETF Portfolio to 0.55% for Class IA shares and 0.80% for Class IB shares effective on or about September 1, 2009.

An Investment Advisory Agreement between AXA Equitable and BlackRock Investment Management LLC (“BlackRock”) for the purpose of appointing BlackRock as a new sub-adviser to an allocated portion of the EQ/Focus PLUS Portfolio effective September 1, 2009. Marsico will be removed as a subadviser, effective on or about September 18, 2009.

At a meeting held on June 2-3, 2009, the Trustees approved a form of a Plan of Reorganization and Termination (“Reorganization Plan”), which provides for the reorganization of each of the Proposed Reorganized Portfolios listed below into a corresponding Replacement Portfolio of the Trust (each, a “Reorganization” and collectively, the “Reorganizations”):

Proposed Reorganized Portfolio	Proposed Replacement Portfolio
EQ/Ariel Appreciation II Portfolio	EQ/Mid Cap Value PLUS Portfolio
EQ/Lord Abbett Mid Cap Value Portfolio	EQ/Mid Cap Value PLUS Portfolio
EQ/Van Kampen Real Estate Portfolio	EQ/Mid Cap Value PLUS Portfolio
EQ/AXA Rosenberg Value Long/Short Equity Portfolio	EQ/PIMCO Ultra Short Bond Portfolio
EQ/Short Duration Bond Portfolio	EQ/PIMCO Ultra Short Bond Portfolio
EQ/Bond Index Portfolio	EQ/Core Bond Index Portfolio
EQ/Long Term Bond Portfolio	EQ/Core Bond Index Portfolio
EQ/Government Securities Portfolio	EQ/Intermediate Government Bond Index
EQ/Caywood-Scholl High Yield Portfolio	EQ/Quality Bond PLUS Portfolio
(each, a “Reorganized Portfolio” and collectively, the Reorganized Portfolios)	(each, a “Replacement Portfolio” and collectively, the “Replacement Portfolios”)

The Reorganization Plan is subject to approval by shareholders of each of the Reorganized Portfolios. Special shareholder meetings of the Proposed Reorganized Portfolios of the Trust are scheduled to be held on August 26, 2009 to vote on the Reorganization Plan. It is anticipated that, subject to shareholder approval, the effective date of the Reorganizations will be on or about September 4, 2009.

The Trustees also approved a form of a Plan of Reorganization and Termination (“Reorganization Plan”), which provides for the reorganization of each Portfolio into a corresponding Replacement Portfolio of the Trust (each, a “Reorganization” and collectively, the “Reorganizations”) as listed below:

Portfolio Proposed	Replacement Portfolio
EQ/Common Stock Index II Portfolio	EQ/Common Stock Index Portfolio
EQ/Small Company Index II Portfolio	EQ/Small Company Index Portfolio

The Reorganization Plan is subject to approval by shareholders of each of the EQ/Common Stock Index II Portfolio and the EQ/Small Company Index II Portfolio. A special shareholder meeting of the Portfolios is scheduled to be held on September 10, 2009 to vote on the Reorganization Plan. It is anticipated that, subject to shareholder approval, the effective date of the Reorganizations will be on or about September 18, 2009.

APPROVALS OF INVESTMENT ADVISORY AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2009 (UNAUDITED)

The Board of Trustees (“Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) of the Trust (“Independent Trustees”), unanimously approved the investment management agreements with AXA Equitable Life Insurance Company (“AXA Equitable” or the “Manager”) (each, a “Management Agreement”) and investment advisory agreements between AXA Equitable and investment sub-advisers (each, an “Adviser”) with respect to certain portfolios of the Trust (each, a “Portfolio”) (each, an “Advisory Agreement” and with the Management Agreements, the “Agreements”), as detailed below.

At a regularly scheduled meeting of the Board on December 3-4, 2008, the Board, including the Independent Trustees, unanimously approved a Management Agreement with respect to AXA Conservative Strategy Portfolio, AXA Conservative Growth Strategy Portfolio, AXA Balanced Strategy Portfolio, AXA Moderate Growth Strategy Portfolio and AXA Growth Strategy Portfolio (collectively, the “Strategy Portfolios”). The effective date of this agreement was January 1, 2009 for all of the Strategy Portfolios, except for AXA Growth Strategy Portfolio, which was May 1, 2009.

At a regularly scheduled meeting of the Board on March 3-4, 2009, the Board, including the Independent Trustees, unanimously approved a Management Agreement with respect to AXA Tactical Manager 500 Portfolio-I, AXA Tactical Manager 500 Portfolio-II, AXA Tactical Manager 500 Portfolio-III, AXA Tactical Manager 400 Portfolio-I, AXA Tactical Manager 400 Portfolio-II, AXA Tactical Manager 400 Portfolio-III, AXA Tactical Manager 2000 Portfolio-I, AXA Tactical Manager 2000 Portfolio-II, AXA Tactical Manager 2000 Portfolio-III, AXA Tactical Manager International Portfolio-I, AXA Tactical Manager International Portfolio-II and AXA Tactical Manager International Portfolio-III (collectively, the “Tactical Portfolios”), effective May 1, 2009. At that meeting, the Board, including the Independent Trustees, also unanimously approved an Advisory Agreement between the Manager and BlackRock Investment Management LLC (“BlackRock”), effective May 27, 2009, and an Agreement between the Manager and AllianceBernstein L.P. (“AllianceBernstein”), effective April 1, 2009, with respect to the Tactical Portfolios.

At the same meeting on March 3-4, 2009, the Board, including the Independent Trustees, unanimously approved an Advisory Agreement, effective April 1, 2009, between the Manager and BlackRock with respect to a newly created allocated portion of each of EQ/Global Multi-Sector Equity Portfolio, EQ/Global Bond PLUS Portfolio, EQ/AXA Franklin Income Core Portfolio, EQ/AXA Franklin Small Cap Value Core Portfolio, EQ/AXA Templeton Growth Core Portfolio and EQ/AXA Mutual Shares Core Portfolio. The Board, including the Independent Trustees, also unanimously approved an Advisory Agreement between the Manager and SSgA Funds Management, Inc. (“SSgA”) with respect to a newly created allocated portion of EQ/Focus PLUS Portfolio (“Focus Portfolio”), effective May 1, 2009.

At a special meeting of the Board on May 21, 2009, the Board, including the Independent Trustees, unanimously approved an Advisory Agreement between the Manager and Montag & Caldwell, Inc. (“Montag” or “Adviser”), the Adviser for the EQ/Montag & Caldwell Growth Portfolio (the “Growth Portfolio”). Montag has served as the sub-adviser for the Growth Portfolio since its inception. The Board considered the approval of the Montag Agreement in connection with a change of control of Montag. The effective date of the Montag Agreement was May 21, 2009.

At a regularly scheduled meeting of the Board on June 2-3, 2009, the Board, including the Independent Trustees, unanimously approved an Advisory Agreement pursuant to which AllianceBernstein was appointed to manage each of EQ/Common Stock Index II Portfolio (formerly, EQ/Oppenheimer Main Street Opportunity Portfolio) and EQ/Small Company Index II Portfolio (formerly, EQ/Oppenheimer Main Street Small Cap Portfolio) (collectively, the “Index Portfolios”) on an interim basis (“Interim Agreement”), pending shareholder approval of the proposed reorganization of each Portfolio. The Board approved the Agreement without shareholder approval pursuant to Rule 15a-4 under the 1940 Act. Pursuant to Rule 15a-4, the Agreement will terminate no later than 150 days after its effective date of June 8, 2009.

In addition, at the June 2-3, 2009 meeting, the Board, including the Independent Trustees, unanimously approved an Advisory Agreement between the Manager and BlackRock Capital Management, Inc. (“BlackRock Capital”) in connection with the replacement of Marsico Capital Management, LLC as an adviser to an allocated portion of the Focus Portfolio. The effective date of the BlackRock Capital Agreement was September 1, 2009. The Board, including the Independent Trustees, also unanimously approved an Advisory Agreement between the Manager and BlackRock International Limited (“BlackRock International”) with respect to EQ/BlackRock International Value Portfolio in connection with an organizational realignment involving BlackRock International and its affiliates. The effective date of the BlackRock International Agreement was June 2, 2009.

In approving each of the above Agreements, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interest of the affected Portfolio. The Board further considered factors it deemed relevant with respect to each Portfolio, including, as applicable: (1) the nature, quality and extent of the services provided to the Portfolio by the Manager, each Adviser and their respective affiliates; (2) the performance of the Portfolio (or, in the case of a new Adviser, the performance of comparable accounts) as compared to a peer group and/or an appropriate benchmark; (3) the level of the Portfolio’s management and sub-advisory fees; (4) the costs of the services provided and profits realized by the Manager and its affiliates from their relationships with the Portfolio; (5) the anticipated effect of growth and size on the Portfolio’s performance and expenses; and (6) the “fall out” benefits to be realized by the Manager, each Adviser and their respective affiliates (i.e., any direct or indirect benefits to be derived by the Manager, an Adviser and their respective affiliates from their relationship with the Trust). In considering each Agreement, the Board did not identify any single factor or information as all-important or controlling and each Trustee may have contributed different weight to each factor.

In connection with its deliberations, the Board, among other things, received information, in advance of the meeting at which the approval was made, from the Manager and the Advisers regarding the factors set forth above and met with senior representatives of the Manager to discuss each Agreement. The Board received, and primarily considered, the most current information available at the time of the meeting and, where applicable, also took into account the totality of the performance, fee, expense and other information regarding the Portfolios provided to them on a periodic basis throughout the year. The Independent Trustees were assisted by independent counsel during their deliberations and received materials discussing the legal standards applicable to their consideration of the Agreements. The Independent Trustees also met separately without management present in advance of the meetings at which the approvals were made, and in executive session during the meetings as they deemed necessary, to review the information provided.

In considering the approval of the Management Agreements for the Tactical Portfolios and the Strategy Portfolios, the Board considered the Manager’s experience and performance in serving as an investment adviser for other Portfolios of the Trust and portfolios similar to the Portfolios it advises. The Board also noted the responsibilities of the Manager to the Trust and each Portfolio. The Board considered that the Manager is responsible for the search, selection and monitoring of the Advisers, oversight of the selection of investments for the Portfolios sub-advised by Advisers, the selection of investments for the Portfolios that it manages directly, oversight of compliance with the Portfolios’ investment objectives and policies, as well as oversight of the Portfolios’ compliance with applicable law, review of brokerage matters and implementation of Board directives as they relate to the Portfolios. In addition, the Board reviewed information regarding the Manager’s process for selecting and monitoring Advisers and its process for making investment decisions for the Portfolios that it manages directly as well as the backgrounds of the personnel who perform those functions with respect to the Portfolios.

In addition, the Board examined the management fees paid by each Tactical Portfolio and Strategy Portfolio in light of the quality and level of services provided and the Manager’s responsibilities to each Portfolio. The Board also considered the management fees paid by each Tactical and Strategy Portfolio in light of fees charged by the Manager to similar portfolios it manages and similar portfolios that serve as underlying funds for variable insurance products that are advised by other investment advisers. With respect to the Strategy Portfolios, the Board considered that the management fee schedule charged with respect to each Portfolio was the same as the management fee schedule charged by the Manager with respect to its other portfolios that are structured as funds of funds. The Board also determined that the management fee to be charged with respect to each Portfolio was based on services provided in addition to, rather than duplicative of, the services provided under management and advisory agreements to the underlying funds in which the Portfolios invest. With respect to the Tactical Portfolios, the Board noted that the Portfolios pursue a unique investment strategy and that there was a limited basis for comparing the Portfolios’ management fee schedules to those of other portfolios, but that the management fee schedule for each Portfolio was competitive with the management fees for alternative investment options to the Portfolios. The Board also took into account management’s discussion of the anticipated expenses of the Tactical and Strategy Portfolios, and considered that the Manager had undertaken contractual expense limitations with respect to the Portfolios, which are subject to renewal by the Board and the Manager on an annual basis. The Board also evaluated the Manager’s anticipated costs and profitability in providing services to the Portfolios, including the costs associated with the research and investment processes, personnel, systems and infrastructure necessary to perform its functions. The Board noted that the Manager will pay the advisory fees to the Tactical Portfolios’ Advisers out of the management fees it receives from the Portfolios.

The Board also considered other benefits that may be realized by the Manager and its affiliates from its relationship with the Trust. The Board noted, among other things, that the Manager also serves as the administrator for the Portfolios, receiving compensation for acting in this capacity. In addition, the Board recognized that two of the Manager’s affiliates, AllianceBernstein and AXA Rosenberg Investment Management, LLC, serve as Advisers to certain of the Trust’s portfolios and receive advisory fees that are paid by the Manager out of the fees that it earns from those portfolios. The Board also recognized that AXA Advisors, LLC and AXA Distributors, LLC, which are also affiliated with the Manager, serve as the underwriters for the Trust and receive payments pursuant to Rule 12b-1 plans from the Trust’s portfolios with respect to their Class IB shares to compensate them for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. Further, the Board considered that Sanford C. Bernstein & Co., LLC, a registered broker-dealer, is an affiliate of the Manager and from time to time may receive brokerage commissions from the Trust’s portfolios in connection with the purchase and sale of portfolio securities, provided, however, that those transactions, among other things, must be consistent with seeking best execution. The Board also noted that the Manager, as the depositor of insurance company separate accounts investing in the Trust’s portfolios, receives certain tax benefits associated with such investments.

In considering the approval of the Advisory Agreements, the Board considered each Adviser’s experience in serving as an investment adviser for the Portfolio(s) and for portfolios and accounts similar to the Portfolio(s) it advises. The Board also noted the responsibilities of each Adviser to the Portfolio(s) it advises. In particular, the Board considered that each Adviser is responsible for making investment decisions on behalf of the Portfolio(s) (or portion(s) thereof) it advises, placing all orders for the purchase and sale of investments for each of the Portfolio(s) (or portion(s) thereof) it advises with brokers or dealers and performing related administrative functions. In addition, the Board reviewed requested information regarding, among other things, each Adviser’s investment process and the background of each portfolio manager of each Adviser who provides services to the Portfolios.

The Board also reviewed requested performance information regarding the performance of the Manager’s and each Adviser’s comparable accounts. In general, the Board considered long-term performance to be more important in its evaluation than short-term performance. In this connection, the Board found that performance was reasonable in relation to a relevant benchmark and/or peer group, noting that certain accounts outperformed for particular periods and underperformed for others. With respect to the Templeton Portfolios, the Board reviewed BlackRock’s experience and historical performance record in managing similar accounts and noted that BlackRock’s relevant strategies generally were in line with the respective benchmark for the one-, three-, five- and ten-year periods ended December 31, 2008. With respect to the Focus Portfolio, the Board reviewed the experience of SSgA and BlackRock Capital and their respective performance records managing similar accounts and noted that SSgA’s relevant strategy slightly outperformed the benchmark for the one-, three-, five- and ten-year periods ended December 31, 2008 and BlackRock Capital’s relevant strategy outperformed the benchmark for the one-, three- and five-year periods ended December 31, 2008.

In connection with its evaluation of the fees payable to the Advisers under the applicable Agreements, the Board reviewed and considered, among other things, whether each proposed advisory fee provided for economies of scale as the assets of the Portfolio increase through breakpoints and any resulting changes in the profitability of the Manager. The Board examined the advisory fees paid with respect to each Portfolio in light of the fees paid by similar portfolios advised by each Adviser. The Board determined that the Manager’s management fee and profitability and the Portfolio’s overall expense ratios generally were more significant to its evaluation of the fees and expenses of the Portfolio than the Advisers’ fees, costs and profitability because the advisory fees are paid to the Advisers by the Manager out of the fee that it earns from each Portfolio and have been negotiated between the Manager and the Advisers. With respect to the Interim Agreement, the Board noted that the advisory fees payable to the Adviser would be no greater than the Adviser would have received under the Index Portfolios’ Agreement with their previous Adviser and that the Manager’s management fees as well as the overall expense ratios of each Index Portfolio would be reduced in connection with the approval of the Interim Agreement. With respect to the Growth Portfolio, the Board reviewed the advisory fee schedule under the Agreement and noted that the Adviser was not proposing any changes to the fee. The Board also noted that the fee schedule includes breakpoints that reduce the advisory fee as the Portfolio’s assets increase. The Board also noted that the Manager’s management fee schedule for the Portfolio and the overall expense ratios of the Portfolio would not change as a result of the approval of the Agreement with the Adviser. The Board also considered that the Adviser had represented that the change in control was not anticipated to change the Adviser’s investment process, primary business activities and the services it provides to the Portfolio, the Adviser’s compliance program, or the Adviser’s portfolio management team and other personnel advising the Portfolio.

As part of its evaluation of the Adviser’s compensation, the Board also considered other benefits that may be realized by the Adviser and its affiliates from their relationships with the Trust. The Board noted that the Adviser, through its relationship as an Adviser to the Portfolio, may engage in soft dollar transactions. The Board received information regarding the Adviser’s procedures for executing portfolio transactions for the Portfolio and the Adviser’s policies and procedures for the selection of brokers and dealers and obtaining research from those brokers and dealers. In addition, the Board considered that the Adviser may be affiliated with registered broker-dealers, who may, from time to time, receive brokerage commissions from the Portfolio in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, must be consistent with seeking best execution. Finally, the Board recognized that the Adviser or its affiliates may sell, and earn sales commissions and other compensation with respect to, insurance products issued by the Manager or its affiliates and that the proceeds of those sales may be invested in the Portfolio.

The Board also considered conflicts of interest that may arise between the Trust and the Advisers in connection with the services provided to the Trust and the various relationships that the Advisers and their affiliates may have with the Trust. For example, actual or potential conflicts of interest may arise as a result of an Adviser having responsibility for multiple accounts (including the Portfolio(s) it advises), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across accounts and incentive to allocate opportunities to an account where the Adviser has a greater financial incentive, such as a performance fee account.

Based on these considerations, the Board was satisfied, with respect to each applicable Portfolio, that (1) the Portfolio was reasonably likely to benefit from the nature, quality and extent of the Manager’s and each Adviser’s services, (2) the Manager’s and each Adviser’s compensation is fair and reasonable, (3) where appropriate, the Manager’s and each Adviser’s advisory fee schedule reflects economies of scale that may be realized as the assets of the Portfolio increase, and (4) the performance of the Portfolio and the Manager’s and each Adviser’s comparable accounts has been reasonable in relation to the performance of a relevant benchmark and peer group for the periods for which information was provided. Based on the foregoing and the more detailed information provided at the meeting, the Board, including the Independent Trustees, unanimously approved the Agreements.

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Trustees and Officers

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee†	Other Directorships Held by Trustee
Interested Trustee
Steven M. Joenk* 1290 Avenue of the Americas, New York, New York 10104 (50)	Trustee, Chairman, President and Chief Executive Officer	Trustee Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present, President from December 2002 to present.	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since July 2004, and a director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).	103	None
*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
†	The registered investment companies in the fund complex include AXA Premier VIP Trust and the Trust.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee†	Other Directorships Held by Trustee
Independent Trustees
Theodossios Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (70)	Trustee	From March 2000 to present	Retired. 1996, Vice-Chairman, Metropolitan Life Insurance Company; From 1993 to 1995, President and Chief Operating Officer Metropolitan Life Insurance Company.	81	None
Jettie M. Edwards c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (62)	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	81	From 1997 to present, Director, Old Mutual Funds II (23 portfolios); from 1997 to present, Director, Old Mutual Insurance Series Fund (8 portfolios).
David W. Fox c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (77)	Lead Independent Trustee	From May 2000 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange. From 1990-1995, Chairman and Chief Executive Officer, Northern Trust Company.	81	From 2004 to present, Director, Miami Corporation; from 1987 to present, Director of USG Corporation.
William M. Kearns, Jr. c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (73)	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to present, Chairman and from 1998 to 2002, Vice Chairman, Keefe Managers, Inc. (money management firm)	81	From 1991 to present, Director, Transistor Devices, Inc. From 1999 to present, Advisory Director, Proudfoot PLC (N.A.) (consulting firm). From 2001 to present, Advisory Director, Gridley & Company LLC. From 2002 to present, Director, United States Shipping Partners LLC
Christopher P.A. Komisarjevsky c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (64)	Trustee	From March 1997 to present	From 2006 to 2007, Senior Counselor for APCO Worldwide (global communications consulting) and a member of its International Advisory Counsel. From 1998 to December 2004, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations). From 1996 to 1998, President and Chief Executive Officer, Burson-Marsteller U.S.A.	81	None

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee†	Other Directorships Held by Trustee
Independent Trustees (Continued)
Harvey Rosenthal c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (66)	Trustee	From March 1997 to present	Retired. From 1997 to 2005, Consultant/Director and from 1994 to 1996, President and Chief Operating Officer of CVS Corporation.	81	From 1997 to present, Director, LoJack Corporation
Gary S. Schpero c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (55)	Trustee	From May 2000 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of the Investment Management and Investment Company Practice Group.	81	None
*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
†	The registered investment companies in the fund complex include AXA Premier VIP Trust and the Trust.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Steven M. Joenk 1290 Avenue of the Americas, New York, New York 10104 (50)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from December 2002 to present	From July 1999 to present, Senior Vice President of AXA Equitable; from September 2004 to present, President of AXA Financial’s Funds Management Group; since July 2004, Chairman and President of Enterprise Capital Management, Inc., Co-Chairman of Enterprise Funds Distributor, Inc. and a director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).
Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York 10104 (53)	Vice President, Secretary	From July 1999 to present	From May 2003 to present, Vice President and Associate General Counsel of AXA Equitable.
Brian Walsh 1290 Avenue of the Americas, New York, New York 10104 (41)	Chief Financial Officer and Treasurer	From June 2007 to present	From February 2003 to present, Vice President of AXA Equitable.
Alwi Chan 1290 Avenue of the Americas, New York, New York 10104 (34)	Vice President	From June 2007 to present	From May 2007 to present, Vice President, AXA Equitable; from November 2005 to May 2007, Assistant Vice President, AXA Equitable; from December 2002 to November 2005, Senior Investment Analyst of AXA Equitable.
James Kelly 1290 Avenue of the Americas, New York, New York 10104 (41)	Controller	From June 2007 to present	From September 2008 to present, Vice President of AXA Equitable; from March 2006 to September 2008, Assistant Vice President, AXA Equitable; from July 2005 to February 2006, Assistant Treasurer, Lord Abbett & Co.; from July 2002 to June 2005, Director, Prudential Investments.
Mary E. Cantwell 1290 Avenue of the Americas, New York, New York 10104 (47)	Vice President	From July 1999 to present	From February 2001 to present, Vice President of AXA Equitable; from July 2004 to present, a director of Enterprise Capital Management, Inc.
Carla Byer 1290 Avenue of the Americas, New York, New York 10104 (32)	Assistant Controller	From March 2007 to present	From September 2008 to present, Vice President of AXA Equitable; from February 2004 to September 2008, Assistant Vice President of AXA Equitable.
Roselle Ibanga 1290 Avenue of the Americas, New York, New York 10104 (30)	Assistant Controller	From March 2009 to present	From February 2009 to present, Assistant Vice President of AXA Equitable; from December 2008 to February 2009, Director of AXA Equitable’s Funds Management Group (“FMG”); from October 2007 to December 2008, Second Vice President, New York Life Investments. Management, LLC; from May 2007 to September 2007, Manager of FMG; from August 2004 to May 2007, Fund Administrator of FMG.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers (Continued)
Lisa Perrelli 1290 Avenue of the Americas, New York, New York 10104 (34)	Assistant Controller	From March 2009 to present	From September 2008 to present, Assistant Vice President of AXA Equitable; from February 2008 to September 2008, Director of FMG; from September 2006 to February 2008, Manager of FMG; from November 2002 to September 2006, Fund Administrator of FMG.
William MacGregor 1290 Avenue of the Americas, New York, New York 10104 (33)	Vice President and Assistant Secretary	From September 2006 to present	From May 2008 to present, Vice President and Counsel of AXA Equitable; from May 2007 to May 2008 Assistant Vice President and Counsel of AXA Equitable; from May 2006 to May 2007, Counsel of AXA Equitable; from March 2005 to April 2006, Associate Attorney, Sidley Austin LLP; from September 2003 to February 2005, Contract Attorney, Prudential Financial, Inc.
Armando Capasso, Esq. 1290 Avenue of the Americas, New York, New York (34)	Vice President and Assistant Secretary	From December 2007 to present	From September 2008 to present, Vice President of AXA Equitable; from September 2007 to present, Counsel of AXA Equitable; from March 2005 to September 2007, Investment Management Associate, Drinker Biddle & Reath, LLP; from September 2004 to March 2005, Associate, Ballard Spahr Andrews & Ingersoll, LLP.
Joseph J. Paolo 1290 Avenue of the Americas, New York, New York 10104 (38)	Chief Compliance Officer, Vice President and Anti- Money Laundering (“AML”) Compliance Officer	Chief Compliance Officer from June 2007; Vice President and AML Compliance Officer from November 2005 to Present	From June 2007 to present, Vice President of AXA Equitable and Chief Compliance Officer of AXA Equitable’s Funds Management Group; from August 2005 to June 2007, Vice President of AXA Equitable and Deputy Chief Compliance Officer of AXA Equitable’s Funds Management Group; from March 2004 to August 2005, Vice President of AXA Equitable and Compliance Officer of AXA Equitable’s Funds Management Group.
David Shagawat 1290 Avenue of the Americas, New York, New York 10104 (34)	Assistant AML Compliance Officer	From November 2005 to present	From September 2007 to present, Assistant Vice President and Compliance Risk Manager of AXA Equitable; from August 2005 to September 2007, Associate Compliance Officer of AXA Equitable; and from June 2004 to August 2005, Fiduciary Oversight Analyst, Citigroup Asset Management.
Paraskevou Charalambous 1290 Avenue of the Americas, New York, New York 10104 (47)	Assistant Secretary	From November 2005 to present	From March 2000 to present, Senior Legal Assistant for AXA Equitable.
Helen Espaillat 1290 Avenue of the Americas, New York, New York 10104 (45)	Assistant Secretary	From March 2009 to present	From July 2004 to present, Senior Legal Assistant for AXA Equitable.
*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

PROXY VOTING INFORMATION (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-888-292-4492 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2009 is available (i) on the Trust’s proxy voting information website at http://www.axaonline.com (go to “Tools & Calculators” and click on “Proxy Voting” box under the “Investing Tools” column) and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov and may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.            Code of Ethics.

Not required

Item 3.            Audit Committee Financial Expert.

Not required

Item 4.            Principal Accountant Fees and Services.

Not required

Item 5.            Audit Committee of Listed Registrants.

Not required.

Item 6.            Schedule of Investments.

The Schedule of Investments for the following Portfolios is included herein this Item 6: EQ/AllianceBernstein Small Cap Growth Portfolio, EQ/Common Stock Index Portfolio, EQ/Common Stock Index II Portfolio, EQ/Equity 500 Index Portfolio, EQ/Focus PLUS Portfolio, EQ/International Core PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth Index Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value Index Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Index Portfolio, EQ/Small Company Index Portfolio, and EQ/Small Company Index II Portfolio. The Schedule of Investments for the remaining Portfolios of the Trust are located in the report to shareholders included in the above Item 1 of this Form N-CSR.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.0%)
Auto Components (0.3%)
American Axle & Manufacturing Holdings, Inc.^	47,100	$162,024
Amerigon, Inc.*	1,500	9,150
ArvinMeritor, Inc.	50,600	222,134
Cooper Tire & Rubber Co.^	48,000	476,160
Dana Holding Corp.*	2,100	2,688
Dorman Products, Inc.*	9,100	125,853
Drew Industries, Inc.*^	18,900	230,013
Exide Technologies, Inc.*	45,900	171,207
Fuel Systems Solutions, Inc.*^	7,400	149,406
Lear Corp.*^	54,800	27,400
Modine Manufacturing Co.^	32,900	157,920
Raser Technologies, Inc.*	41,500	116,200
Spartan Motors, Inc.	26,500	300,245
Standard Motor Products, Inc.	21,900	181,113
Stoneridge, Inc.*^	900	4,320
Superior Industries International, Inc.	10,800	152,280
Tenneco, Inc.*	41,300	437,780
Wonder Auto Technology, Inc.*	16,400	166,132

		3,092,025

Automobiles (0.0%)
Winnebago Industries, Inc.	19,800	147,114

Distributors (0.5%)
Audiovox Corp., Class A*	24,200	141,812
Core-Mark Holding Co., Inc.*	10,600	276,236
LKQ Corp.*	255,700	4,206,265

		4,624,313

Diversified Consumer Services (2.1%)
American Public Education, Inc.*^	12,150	481,262
Bridgepoint Education, Inc.*	9,300	158,100
Capella Education Co.*^	9,750	584,512
ChinaCast Education Corp.*	21,900	155,928
Coinstar, Inc.*^	18,750	500,625
Corinthian Colleges, Inc.*^	433,300	7,335,769
Grand Canyon Education, Inc.*^	12,641	212,116
Jackson Hewitt Tax Service, Inc.	22,000	137,720
K12, Inc.*^	15,800	340,490
Learning Tree International, Inc.*	11,000	113,300
Lincoln Educational Services Corp.*^	10,786	225,751
Mac-Gray Corp.*	11,700	154,908
Matthews International Corp., Class A	18,200	566,384
Pre-Paid Legal Services, Inc.*	3,800	165,642
Princeton Review, Inc.*	21,300	115,233
Regis Corp.	29,410	512,028
Sotheby’s, Inc.^	40,800	575,688
Steiner Leisure Ltd.*^	7,600	232,028
Stewart Enterprises, Inc., Class A^	54,300	261,726
Strayer Education, Inc.^	34,200	7,459,362
Universal Technical Institute, Inc.*^	13,200	197,076

		20,485,648

Hotels, Restaurants & Leisure (2.7%)
AFC Enterprises, Inc.*	23,000	155,250
Ambassadors Group, Inc.	16,227	223,446
Ameristar Casinos, Inc.	16,200	308,286
Bally Technologies, Inc.*	36,300	1,086,096
BJ’s Restaurants, Inc.*^	11,400	192,318
Bob Evans Farms, Inc.	18,700	537,438
Buffalo Wild Wings, Inc.*^	10,300	334,956
California Pizza Kitchen, Inc.*^	14,400	191,376

	Number of Shares	Value (Note 1)
CEC Entertainment, Inc.*	15,400	$453,992
Cheesecake Factory, Inc.*	36,200	626,260
Churchill Downs, Inc.	4,400	148,104
CKE Restaurants, Inc.	34,600	293,408
Cracker Barrel Old Country Store, Inc.^	13,300	371,070
Denny’s Corp.*	84,812	182,346
DineEquity, Inc.^	11,300	352,447
Domino’s Pizza, Inc.*	28,500	213,465
Dover Downs Gaming & Entertainment, Inc.	39,900	185,535
Einstein Noah Restaurant Group, Inc.*	500	4,325
Gaylord Entertainment Co.*^	26,700	339,357
Interval Leisure Group, Inc.*	26,500	246,980
Isle of Capri Casinos, Inc.*	12,100	161,172
Jack in the Box, Inc.*^	38,700	868,815
Krispy Kreme Doughnuts, Inc.*	39,300	117,900
Landry’s Restaurants, Inc.*	10,600	91,160
Life Time Fitness, Inc.*^	27,000	540,270
Luby’s, Inc.*	21,600	87,696
Marcus Corp.	17,900	188,308
Morgans Hotel Group Co.*^	33,100	126,773
O’Charleys, Inc.^	1,800	16,650
Orient-Express Hotels Ltd., Class A^	677,700	5,753,673
P.F. Chang’s China Bistro, Inc.*^	14,500	464,870
Panera Bread Co., Class A*	83,900	4,183,254
Papa John’s International, Inc.*	12,033	298,298
Peet’s Coffee & Tea, Inc.*	6,600	166,320
Pinnacle Entertainment, Inc.*	39,600	367,884
Red Robin Gourmet Burgers, Inc.*^	237,400	4,451,250
Ruby Tuesday, Inc.*^	33,800	225,108
Shuffle Master, Inc.*	32,300	213,503
Sonic Corp.*	37,500	376,125
Speedway Motorsports, Inc.	11,000	151,360
Steak n Shake Co.*^	17,400	152,076
Texas Roadhouse, Inc., Class A*^	32,100	350,211
Town Sports International Holdings, Inc.*^	2,000	7,500
Vail Resorts, Inc.*	18,700	501,534

		26,308,165

Household Durables (1.0%)
American Greetings Corp., Class A	26,400	308,352
Beazer Homes USA, Inc.*^	13,600	24,888
Blyth, Inc.^	5,400	177,066
Brookfield Homes Corp.*	1,800	7,200
Cavco Industries, Inc.*^	3,900	98,787
Ethan Allen Interiors, Inc.^	14,900	154,364
Furniture Brands International, Inc.	54,700	165,741
Helen of Troy Ltd.*^	19,600	329,084
Hooker Furniture Corp.	700	8,036
Hovnanian Enterprises, Inc., Class A*^	67,700	159,772
iRobot Corp.*^	14,519	188,456
La-Z-Boy, Inc., Class Z	36,000	169,920
M/I Homes, Inc.*	16,000	156,640
Meritage Homes Corp.*	20,100	379,086
National Presto Industries, Inc.	3,578	272,286
Ryland Group, Inc.	24,800	415,648
Skyline Corp.	5,600	121,800
Standard Pacific Corp.*	77,100	156,513
Tempur-Pedic International, Inc.^	434,700	5,681,529
Tupperware Brands Corp.	41,700	1,085,034

See Notes to Financial Statements. 1

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Electronics, Inc.*	15,700	$316,669

		10,376,871

Internet & Catalog Retail (0.9%)
1-800-FLOWERS.COM, Inc., Class A*	33,000	63,360
Blue Nile, Inc.*^	8,700	374,013
Drugstore.Com, Inc.*	500	910
Gaiam, Inc., Class A*	1,800	9,846
HSN, Inc.*	26,600	281,162
Netflix, Inc.*^	161,800	6,688,812
NutriSystem, Inc.	19,800	287,100
Orbitz Worldwide, Inc.*	39,500	75,050
Overstock.com, Inc.*^	13,100	156,676
PetMed Express, Inc.*^	11,200	168,336
Shutterfly, Inc.*	13,500	188,325
Stamps.com, Inc.*	11,900	100,912
Ticketmaster Entertainment, Inc.*	25,200	161,784

		8,556,286

Leisure Equipment & Products (0.3%)
Brunswick Corp.^	57,300	247,536
Callaway Golf Co.	43,800	222,066
Eastman Kodak Co.	179,600	531,616
JAKKS Pacific, Inc.*	18,700	239,921
Leapfrog Enterprises, Inc.*^	79,800	182,742
Marine Products Corp.^	20,000	75,000
Polaris Industries, Inc.	19,200	616,704
Pool Corp.^	28,000	463,680
RC2 Corp.*	11,900	157,437
Smith & Wesson Holding Corp.*	24,600	139,728
Steinway Musical Instruments*	6,200	66,340
Sturm Ruger & Co., Inc.	12,800	159,232

		3,102,002

Media (1.1%)
Arbitron, Inc.	17,800	282,842
Ascent Media Corp., Class A*	9,400	249,852
Belo Corp., Class A	65,300	116,887
Cinemark Holdings, Inc.	24,065	272,416
CKX, Inc.*	33,275	235,920
Crown Media Holdings, Inc., Class A*^	60,100	100,367
Dolan Media Co.*	15,800	202,082
Fisher Communications, Inc.^	10,625	135,893
Global Sources Ltd.*	29,399	211,967
Harte-Hanks, Inc.^	23,800	220,150
Knology, Inc.*	22,900	197,627
LIN TV Corp., Class A*	1,500	2,520
Live Nation, Inc.*	56,000	272,160
Martha Stewart Living Omnimedia, Inc., Class A*	32,100	98,226
National CineMedia, Inc.	528,200	7,268,032
Outdoor Channel Holdings, Inc.*	9,750	57,525
RCN Corp.*^	20,100	119,997
Rentrak Corp.*	9,100	149,513
Scholastic Corp.^	15,600	308,724
Sinclair Broadcast Group, Inc., Class A^	50,300	97,582
Valassis Communications, Inc.*	42,100	257,231
Value Line, Inc.	6,000	197,220
World Wrestling Entertainment, Inc., Class A^	25,500	320,280

		11,375,013

Multiline Retail (0.7%)
99 Cents Only Stores*^	31,000	420,980
Dillard’s, Inc., Class A^	31,100	286,120

	Number of Shares	Value (Note 1)
Dollar Tree, Inc.*	135,700	$5,712,970
Fred’s, Inc., Class A	25,800	325,080
Retail Ventures, Inc.*	1,400	3,052
Saks, Inc.*	79,600	352,628

		7,100,830

Specialty Retail (5.6%)
American Eagle Outfitters, Inc.	430,800	6,104,436
America’s Car-Mart, Inc.*^	300	6,150
AnnTaylor Stores Corp.*	39,200	312,816
Asbury Automotive Group, Inc.	26,300	269,312
bebe Stores, Inc.	35,508	244,295
Big 5 Sporting Goods Corp.^	17,350	191,891
Brown Shoe Co., Inc.^	27,000	195,480
Buckle, Inc.^	17,100	543,267
Build-A-Bear Workshop, Inc.*	2,900	12,963
Cabela’s, Inc.*	25,500	313,650
CarMax, Inc.*^	300,300	4,414,410
Cato Corp., Class A	17,800	310,432
Charlotte Russe Holding, Inc.*	18,100	233,128
Charming Shoppes, Inc.*^	104,041	387,033
Children’s Place Retail Stores, Inc.*	15,945	421,426
Christopher & Banks Corp.	26,600	178,486
Citi Trends, Inc.*	8,400	217,392
Coldwater Creek, Inc.*^	36,927	223,778
Collective Brands, Inc.*	46,800	681,876
Conn’s, Inc.*^	9,500	118,750
Dick’s Sporting Goods, Inc.*^	335,600	5,772,320
Dress Barn, Inc.*^	24,897	356,027
DSW, Inc., Class A*	13,900	136,915
Finish Line, Inc., Class A	22,300	165,466
Genesco, Inc.*	12,900	242,133
Group 1 Automotive, Inc.^	13,700	356,474
Gymboree Corp.*	18,578	659,147
Haverty Furniture Cos., Inc.	21,300	194,895
hhgregg, Inc.*^	13,500	204,660
Hibbett Sports, Inc.*^	254,048	4,572,864
HOT Topic, Inc.*	28,800	210,528
J. Crew Group, Inc.*^	296,800	8,019,536
Jo-Ann Stores, Inc.*	16,500	341,055
JoS. A. Bank Clothiers, Inc.*	11,400	392,844
Kirkland’s, Inc.*	16,000	192,160
Lithia Motors, Inc., Class A	17,900	165,396
Lumber Liquidators, Inc.*^	12,300	193,848
Men’s Wearhouse, Inc.	34,900	669,382
Midas, Inc.*	11,400	119,472
Monro Muffler, Inc.^	10,700	275,097
New York & Co., Inc.*^	52,100	160,989
OfficeMax, Inc.	51,100	320,908
Pacific Sunwear of California, Inc.*	49,500	166,815
PEP Boys-Manny, Moe & Jack	31,700	321,438
Pier 1 Imports, Inc.*	90,700	180,493
Rent-A-Center, Inc.*	44,000	784,520
REX Stores Corp.*	13,400	134,804
Ross Stores, Inc.^	182,400	7,040,640
Sally Beauty Holdings, Inc.*^	59,000	375,240
Shoe Carnival, Inc.*	10,200	121,686
Sonic Automotive, Inc., Class A^	16,900	171,704
Stage Stores, Inc.	18,900	209,790
Stein Mart, Inc.*	18,500	163,910
Syms Corp.*^	10,200	76,602
Systemax, Inc.*	10,200	121,482
Talbots, Inc.^	42,295	228,393
Tractor Supply Co.*	24,000	991,680

See Notes to Financial Statements. 2

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Ulta Salon Cosmetics & Fragrance, Inc.*	29,300	$325,816
Wet Seal, Inc., Class A*	43,400	133,238
Williams-Sonoma, Inc.^	377,400	4,479,738
Zale Corp.*^	18,300	62,952
Zumiez, Inc.*^	16,356	131,012

		55,325,040

Textiles, Apparel & Luxury Goods (1.8%)
American Apparel, Inc.*	32,700	119,028
Carter’s, Inc.*	360,900	8,881,749
Columbia Sportswear Co.^	8,000	247,360
Crocs, Inc.*^	77,700	264,180
Deckers Outdoor Corp.*	8,800	618,376
FGX International Holdings Ltd.*	10,900	124,042
Fossil, Inc.*	31,400	756,112
Fuqi International, Inc.*^	10,800	223,668
G-III Apparel Group Ltd.*^	13,600	156,264
Iconix Brand Group, Inc.*	37,200	572,136
Jones Apparel Group, Inc.	57,200	613,756
Kenneth Cole Productions, Inc., Class A^	14,600	102,638
K-Swiss, Inc., Class A	17,700	150,450
Liz Claiborne, Inc.	63,700	183,456
Lululemon Athletica, Inc.*^	27,186	354,234
Maidenform Brands, Inc.*	12,300	141,081
Movado Group, Inc.^	24,700	260,338
Oxford Industries, Inc.	1,500	17,475
Perry Ellis International, Inc.*	22,700	165,256
Quiksilver, Inc.*^	97,100	179,635
Skechers U.S.A., Inc., Class A*^	21,500	210,055
Steven Madden Ltd.*	11,500	292,675
Timberland Co., Class A*	26,419	350,580
True Religion Apparel, Inc.*^	13,700	305,510
Under Armour, Inc., Class A*	19,900	445,362
Unifi, Inc.*^	31,300	44,446
UniFirst Corp.	9,400	349,398
Volcom, Inc.*^	13,100	163,750
Warnaco Group, Inc.*	29,700	962,280
Weyco Group, Inc.^	2,980	68,808
Wolverine World Wide, Inc.^	34,600	763,276

		18,087,374

Total Consumer Discretionary		168,580,681

Consumer Staples (2.1%)
Beverages (0.0%)
Boston Beer Co., Inc., Class A*^	4,700	139,073
Coca-Cola Bottling Co. Consolidated	2,800	154,364
Heckmann Corp.*	53,600	201,000
National Beverage Corp.*^	12,800	136,320

		630,757

Food & Staples Retailing (0.5%)
Andersons, Inc.	11,800	353,292
Arden Group, Inc., Class A	1,022	127,852
Casey’s General Stores, Inc.	32,700	840,063
Great Atlantic & Pacific Tea Co., Inc.*	27,100	115,175
Ingles Markets, Inc., Class A	8,500	129,540
Nash Finch Co.	8,600	232,716
Pantry, Inc.*	15,000	249,000
Pricesmart, Inc.	7,200	120,600
Ruddick Corp.^	27,000	632,610
Spartan Stores, Inc.	10,300	127,823
Susser Holdings Corp.*	8,600	96,234
United Natural Foods, Inc.*	28,700	753,375
Village Super Market, Inc., Class A	7,101	211,255

	Number of Shares	Value (Note 1)
Weis Markets, Inc.	7,400	$248,048
Winn-Dixie Stores, Inc.*^	33,700	422,598

		4,660,181

Food Products (1.1%)
AgFeed Industries, Inc.*^	30,800	182,644
Alico, Inc.^	8,700	261,174
American Dairy, Inc.*	7,000	277,620
American Italian Pasta Co., Class A*	14,000	407,960
B&G Foods, Inc., Class A	20,400	171,564
Calavo Growers, Inc.	7,600	150,708
Cal-Maine Foods, Inc.^	9,100	227,136
Chiquita Brands International, Inc.*	28,100	288,306
Darling International, Inc.*	53,300	351,780
Diamond Foods, Inc.	10,400	290,160
Farmer Bros Co.	6,932	158,604
Fresh Del Monte Produce, Inc.*	24,600	399,996
Green Mountain Coffee Roasters, Inc.*^	57,700	3,411,224
Griffin Land & Nurseries, Inc.	2,700	84,456
Hain Celestial Group, Inc.*^	27,243	425,263
HQ Sustainable Maritime Industries, Inc.*	500	4,575
Imperial Sugar Co.	8,500	102,935
J&J Snack Foods Corp.	9,000	323,100
Lancaster Colony Corp.	13,000	572,910
Lance, Inc.	16,400	379,332
Lifeway Foods, Inc.*^	11,200	144,480
Omega Protein Corp.*	1,800	7,308
Sanderson Farms, Inc.^	13,600	612,000
Smart Balance, Inc.*	40,700	277,167
Synutra International, Inc.*^	16,371	180,081
Tootsie Roll Industries, Inc.^	15,136	343,436
TreeHouse Foods, Inc.*^	20,000	575,400
Zhongpin, Inc.*^	11,600	120,176

		10,731,495

Household Products (0.1%)
Central Garden & Pet Co., Class A*	34,800	342,780
WD-40 Co.	10,700	310,300

		653,080

Personal Products (0.3%)
American Oriental Bioengineering, Inc.*^	29,100	153,939
Bare Escentuals, Inc.*	44,300	392,941
Chattem, Inc.*^	13,000	885,300
China Sky One Medical, Inc.*^	7,700	103,796
China-Biotics, Inc.*	14,300	154,154
Elizabeth Arden, Inc.*	13,200	115,236
Mannatech, Inc.^	18,600	61,380
Nu Skin Enterprises, Inc., Class A	39,500	604,350
Prestige Brands Holdings, Inc.*	30,045	184,777
Revlon, Inc., Class A*	32,000	174,080
Schiff Nutrition International, Inc.*	14,300	72,787
USANA Health Sciences, Inc.*^	5,200	154,596

		3,057,336

Tobacco (0.1%)
Alliance One International, Inc.*	41,900	159,220
Star Scientific, Inc.*^	43,200	38,448
Universal Corp.	17,400	576,114
Vector Group Ltd.	21,700	310,093

		1,083,875

Total Consumer Staples		20,816,724

See Notes to Financial Statements. 3

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (5.2%)
Energy Equipment & Services (2.3%)
Allis-Chalmers Energy, Inc.*^	34,011	$78,565
Basic Energy Services, Inc.*	19,500	133,185
Bolt Technology Corp.*	14,500	162,980
Bristow Group, Inc.*^	19,501	577,815
Bronco Drilling Co., Inc.*	19,900	85,172
Cal Dive International, Inc.*	30,000	258,900
CARBO Ceramics, Inc.^	11,900	406,980
Complete Production Services, Inc.*	624,500	3,971,820
Dawson Geophysical Co.*	6,300	188,055
Dril-Quip, Inc.*	20,100	765,810
ENGlobal Corp.*	1,400	6,888
FMC Technologies, Inc.*^	86,300	3,243,154
Global Industries Ltd.*	66,800	378,088
GulfMark Offshore, Inc.*	14,200	391,920
Hercules Offshore, Inc.*	58,900	233,833
Hornbeck Offshore Services, Inc.*	15,200	325,128
ION Geophysical Corp.*	64,200	164,994
Key Energy Services, Inc.*	82,700	476,352
Lufkin Industries, Inc.	9,200	386,860
Matrix Service Co.*	15,100	173,348
NATCO Group, Inc., Class A*	13,100	431,252
Natural Gas Services Group, Inc.*^	10,400	138,320
Newpark Resources, Inc.*	42,400	120,840
Oceaneering International, Inc.*	83,600	3,778,720
OYO Geospace Corp.*	500	12,830
Parker Drilling Co.*	77,700	337,218
PHI, Inc.*	10,200	174,828
Pioneer Drilling Co.*	26,000	124,540
RPC, Inc.	19,800	165,330
Superior Energy Services, Inc.*	212,900	3,676,783
Superior Well Services, Inc.*^	11,400	67,830
T-3 Energy Services, Inc.*	9,100	108,381
TETRA Technologies, Inc.*	50,400	401,184
Union Drilling, Inc.*^	15,800	104,596
Willbros Group, Inc.*	25,200	315,252

		22,367,751

Oil, Gas & Consumable Fuels (2.9%)
Alon USA Energy, Inc.^	11,300	116,955
Apco Argentina, Inc.	15,300	294,219
Approach Resources, Inc.*	11,600	80,040
Arena Resources, Inc.*^	24,300	773,955
Atlas America, Inc.^	22,600	403,862
ATP Oil & Gas Corp.*^	25,300	176,088
Berry Petroleum Co., Class A^	28,100	522,379
Bill Barrett Corp.*	66,090	1,814,831
BPZ Resources, Inc.*	38,600	188,754
Brigham Exploration Co.*^	39,300	137,157
Cabot Oil & Gas Corp.	130,600	4,001,584
Carrizo Oil & Gas, Inc.*^	17,900	306,985
Cheniere Energy, Inc.*^	33,500	98,490
Clayton Williams Energy, Inc.*	7,800	147,186
Clean Energy Fuels Corp.*^	21,500	185,115
Concho Resources, Inc.*	95,500	2,739,895
Contango Oil & Gas Co.*	7,207	306,225
Crosstex Energy, Inc.	42,000	174,720
CVR Energy, Inc.*	28,300	207,439
Delek U.S. Holdings, Inc.	14,400	122,112
Delta Petroleum Corp.*	104,000	200,720
DHT Maritime, Inc.	23,000	119,830
Endeavour International Corp.*	133,700	181,832
Evergreen Energy, Inc.*	106,900	104,762
FX Energy, Inc.*	33,300	126,207

	Number of Shares	Value (Note 1)
General Maritime Corp.^	27,984	$276,762
GeoResources, Inc.*	15,400	157,080
GMX Resources, Inc.*	12,800	136,192
Golar LNG Ltd.	22,100	188,955
Goodrich Petroleum Corp.*	14,800	363,932
Gran Tierra Energy, Inc.*	127,537	440,003
Gulfport Energy Corp.*	21,300	145,905
International Coal Group, Inc.*^	83,200	237,952
James River Coal Co.*	14,300	216,359
Knightsbridge Tankers Ltd.	10,800	147,312
McMoRan Exploration Co.*	41,700	248,532
Newfield Exploration Co.*	147,500	4,818,825
Nordic American Tanker Shipping Ltd.	27,400	871,868
Northern Oil and Gas, Inc.*^	26,400	168,168
Oilsands Quest, Inc.*^	111,700	107,232
Panhandle Oil and Gas, Inc., Class A^	5,800	113,854
Parallel Petroleum Corp.*^	48,400	93,896
Patriot Coal Corp.*	42,800	273,064
Penn Virginia Corp.	27,500	450,175
Petroleum Development Corp.*	9,300	145,917
PetroQuest Energy, Inc.*^	38,600	142,434
PrimeEnergy Corp.*	900	32,229
Range Resources Corp.^	55,100	2,281,691
Rex Energy Corp.*	27,200	155,040
Rosetta Resources, Inc.*	33,400	292,250
Ship Finance International Ltd.^	27,200	300,016
Stone Energy Corp.*	32,600	241,892
Swift Energy Co.*	17,300	288,045
Teekay Tankers Ltd., Class A^	2,700	25,083
Toreador Resources Corp.*	13,400	89,780
USEC, Inc.*^	71,800	381,976
VAALCO Energy, Inc.*	27,900	118,017
Venoco, Inc.*	33,100	253,877
W&T Offshore, Inc.	22,700	221,098
Warren Resources, Inc.*	85,129	208,566
Western Refining, Inc.*^	14,100	99,546
Westmoreland Coal Co.*	500	4,050
World Fuel Services Corp.^	18,900	779,247

		29,048,162

Total Energy		51,415,913

Financials (13.1%)
Capital Markets (4.1%)
Affiliated Managers Group, Inc.*^	102,000	5,935,380
Allied Capital Corp.	119,600	416,208
American Capital Ltd.	144,300	463,203
Apollo Investment Corp.	93,900	563,400
Ares Capital Corp.	64,100	516,646
BGC Partners, Inc., Class A	42,200	159,938
BlackRock Kelso Capital Corp.	25,900	161,357
Broadpoint Gleacher Securities, Inc.*^	3,870	21,595
Calamos Asset Management, Inc., Class A	13,100	184,841
Capital Southwest Corp.^	2,507	181,381
Cohen & Steers, Inc.	10,866	162,447
Diamond Hill Investment Group, Inc.*	1,900	76,342
E*TRADE Financial Corp.*	323,300	413,824
Epoch Holding Corp.^	11,700	101,088
Evercore Partners, Inc., Class A	10,100	198,364
FBR Capital Markets Corp.*	22,400	105,280
FCStone Group, Inc.*	10,100	39,895
GAMCO Investors, Inc., Class A	3,800	184,300
GFI Group, Inc.	42,981	289,692
Gladstone Capital Corp.	14,300	107,679

See Notes to Financial Statements. 4

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Gladstone Investment Corp.	1,000	$4,830
Greenhill & Co., Inc.^	74,400	5,372,424
Harris & Harris Group, Inc.*^	27,700	161,491
Hercules Technology Growth Capital, Inc.	23,068	192,848
International Assets Holding Corp.*	100	1,487
KBW, Inc.*^	234,491	6,743,961
Knight Capital Group, Inc., Class A*	62,004	1,057,168
LaBranche & Co., Inc.*	62,500	268,750
Lazard Ltd., Class A^	248,700	6,695,004
MCG Capital Corp.*	70,100	170,343
MF Global Ltd.*	64,800	384,264
MVC Capital, Inc.	18,200	153,972
NGP Capital Resources Co.	12,200	71,614
Oppenheimer Holdings, Inc., Class A	7,900	167,243
optionsXpress Holdings, Inc.	26,900	417,757
PennantPark Investment Corp.	1,300	9,230
Penson Worldwide, Inc.*	16,500	147,675
Piper Jaffray Cos., Inc.*	11,800	515,306
Prospect Capital Corp.	27,900	256,680
Pzena Investment Management, Inc., Class A^	29,500	223,610
Riskmetrics Group, Inc.*^	14,700	259,602
Safeguard Scientifics, Inc.*	124,600	164,472
Sanders Morris Harris Group, Inc.	18,000	99,000
Stifel Financial Corp.*	131,600	6,328,644
SWS Group, Inc.	11,500	160,655
Teton Advisors, Inc.(b)*†	54	104
Thomas Weisel Partners Group, Inc.*	1,000	6,020
TradeStation Group, Inc.*	20,900	176,814
U.S. Global Investors, Inc., Class A	1,000	9,260
Virtus Investment Partners, Inc.*^	3,495	51,342
Westwood Holdings Group, Inc.	5,400	225,774

		40,780,204

Commercial Banks (3.3%)
1st Source Corp.	7,000	120,890
Ameris Bancorp^	10,100	63,832
Ames National Corp.^	3,900	95,199
Arrow Financial Corp.^	11,300	305,100
BancFirst Corp.	3,400	117,572
Banco Latinoamericano de Comercio Exterior S.A., Class E^	12,900	160,347
Bank of Kentucky Financial Corp.	4,600	128,800
Bank of Marin Bancorp/California	5,400	145,530
Bank of the Ozarks, Inc.^	5,800	125,454
Banner Corp.^	12,500	47,750
Boston Private Financial Holdings, Inc.^	35,900	160,832
Bridge Bancorp, Inc.*	5,500	149,710
Bryn Mawr Bank Corp.^	5,500	103,785
Camden National Corp.^	3,900	132,717
Capital City Bank Group, Inc.^	9,000	151,650
Cardinal Financial Corp.^	18,250	142,898
Cathay General Bancorp^	27,369	260,279
Centerstate Banks, Inc.^	6,100	45,262
Central Pacific Financial Corp.^	18,200	68,250
Chemical Financial Corp.^	15,100	300,641
Citizens & Northern Corp.	4,200	86,394
Citizens Holding Co.	4,900	152,880
Citizens Republic Bancorp, Inc.*	82,400	58,504
City Holding Co.^	10,500	318,780
CoBiz Financial, Inc.^	28,600	183,326
Colonial BancGroup, Inc.^	130,300	80,786
Columbia Banking System, Inc.^	11,300	115,599

	Number of Shares	Value (Note 1)
Community Bank System, Inc.^	18,106	$263,623
Community Trust Bancorp, Inc.	10,100	270,175
CVB Financial Corp.^	41,400	247,158
East West Bancorp, Inc.	41,500	269,335
Enterprise Financial Services Corp.	6,600	59,994
F.N.B. Corp./Pennsylvania	50,500	312,595
Farmers Capital Bank Corp.	4,500	113,265
Financial Institutions, Inc.	7,100	96,986
First Bancorp, Inc./Maine	100	1,947
First Bancorp/North Carolina	7,800	122,304
First Bancorp/Puerto Rico^	53,800	212,510
First Busey Corp.^	19,400	142,590
First Commonwealth Financial Corp.	60,100	381,034
First Community Bancshares, Inc./Virginia^	14,400	184,896
First Financial Bancorp	17,700	133,104
First Financial Bankshares, Inc.^	13,500	679,860
First Financial Corp./Indiana^	7,900	249,482
First Merchants Corp.	18,600	149,358
First Midwest Bancorp, Inc./Illinois^	31,800	232,458
First of Long Island Corp.	5,900	136,526
FirstMerit Corp.	52,550	892,301
German American Bancorp, Inc.	9,600	138,336
Glacier Bancorp, Inc.^	40,500	598,185
Great Southern Bancorp, Inc.	7,500	154,125
Guaranty Bancorp*	23,100	44,121
Hampton Roads Bankshares, Inc.	19,500	160,875
Hancock Holding Co.^	18,000	584,820
Harleysville National Corp.	21,500	101,050
Heartland Financial USA, Inc.^	18,802	268,493
Home Bancshares, Inc./Arkansas	13,714	261,115
IBERIABANK Corp.	11,100	437,451
Independent Bank Corp./Massachusetts	13,600	267,920
International Bancshares Corp.^	33,400	344,354
Investors Bancorp, Inc.*	32,200	294,952
Lakeland Bancorp, Inc.	10,800	97,092
Lakeland Financial Corp.	6,100	115,900
MainSource Financial Group, Inc.^	10,800	80,136
MB Financial, Inc.^	22,000	224,180
Merchants Bancshares, Inc.	6,900	153,111
Metro Bancorp, Inc.*^	10,300	198,378
Nara Bancorp, Inc.	42,500	220,150
National Bankshares, Inc./Virginia	5,800	139,200
National Penn Bancshares, Inc.^	48,100	221,741
NBT Bancorp, Inc.^	22,900	497,159
Northfield Bancorp, Inc./New Jersey^	22,768	264,564
Old National Bancorp/Indiana^	47,200	463,504
Old Second Bancorp, Inc.^	23,500	138,650
Oriental Financial Group, Inc.^	22,400	217,280
Orrstown Financial Services, Inc.	3,800	141,512
Pacific Capital Bancorp N.A.^	21,700	46,438
Pacific Continental Corp.^	500	6,065
PacWest Bancorp	18,400	242,144
Park National Corp.^	6,600	372,768
Peapack Gladstone Financial Corp.	12,900	248,841
Peoples Bancorp, Inc./Ohio	5,800	98,890
Pinnacle Financial Partners, Inc.*^	12,981	172,907
Premierwest Bancorp^	37,170	126,006
PrivateBancorp, Inc.^	187,200	4,163,328
Prosperity Bancshares, Inc.^	30,900	921,747
Renasant Corp.^	10,100	151,702
Republic Bancorp, Inc./Kentucky, Class A	6,400	144,576

See Notes to Financial Statements. 5

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
S&T Bancorp, Inc.^	13,201	$160,524
Sandy Spring Bancorp, Inc.^	8,700	127,890
Santander BanCorp*	21,023	146,320
SCBT Financial Corp.	8,200	194,258
Shore Bancshares, Inc.	4,700	84,318
Sierra Bancorp^	6,500	82,095
Signature Bank/New York*	23,500	637,320
Simmons First National Corp., Class A	9,400	251,168
Smithtown Bancorp, Inc.	16,800	214,872
South Financial Group, Inc.	50,000	59,500
Southside Bancshares, Inc.^	11,445	261,747
Southwest Bancorp, Inc./Oklahoma	7,800	76,128
State Bancorp, Inc./New York	8,500	64,260
StellarOne Corp.^	11,000	142,450
Sterling Bancorp/New York	10,200	85,170
Sterling Bancshares, Inc./Texas	46,400	293,712
Sterling Financial Corp./Washington^	47,100	137,061
Suffolk Bancorp^	4,500	115,380
Sun Bancorp, Inc./New Jersey*^	13,125	67,987
Susquehanna Bancshares, Inc.^	60,800	297,312
SVB Financial Group*^	22,104	601,671
SY Bancorp, Inc.^	6,300	152,271
Texas Capital Bancshares, Inc.*	20,700	320,229
Tompkins Financial Corp.^	5,500	263,725
TowneBank/Virginia^	9,800	137,200
Trico Bancshares^	12,500	193,750
Trustmark Corp.	38,400	741,888
UCBH Holdings, Inc.^	70,200	88,452
UMB Financial Corp.^	20,400	775,404
Umpqua Holdings Corp.	36,400	282,464
Union Bankshares Corp./Virginia^	17,900	267,963
United Bankshares, Inc.^	22,200	433,788
United Community Banks, Inc./Georgia*^	26,093	156,298
Univest Corp. of Pennsylvania	6,547	132,642
Washington Trust Bancorp, Inc.^	10,300	183,649
Webster Financial Corp.	35,400	284,970
WesBanco, Inc.	16,600	241,364
West Bancorp, Inc.^	21,800	109,000
Westamerica Bancorporation^	19,100	947,551
Western Alliance Bancorp*^	27,500	188,100
Wilshire Bancorp, Inc.	16,500	94,875
Wintrust Financial Corp.	16,100	258,888
Yadkin Valley Financial Corp.	6,400	44,224

		32,897,872

Consumer Finance (0.2%)
Advance America Cash Advance Centers, Inc.	40,900	181,187
Cardtronics, Inc.*	41,400	157,734
Cash America International, Inc.	19,200	449,088
CompuCredit Corp.*^	33,100	76,130
Credit Acceptance Corp.*^	8,200	179,170
Dollar Financial Corp.*	15,100	208,229
EZCORP, Inc., Class A*	30,300	326,634
First Cash Financial Services, Inc.*	15,400	269,808
First Marblehead Corp.*^	83,700	169,074
Nelnet, Inc., Class A*^	16,800	228,312
World Acceptance Corp.*^	8,500	169,235

		2,414,601

Diversified Financial Services (0.3%)
Ampal American Israel, Class A*	53,100	129,564
Asset Acceptance Capital Corp.*^	18,300	140,727
Compass Diversified Holdings	19,375	156,744
Encore Capital Group, Inc.*	16,300	215,975

	Number of Shares	Value (Note 1)
Fifth Street Finance Corp.^	13,200	$132,528
Financial Federal Corp.^	14,113	290,022
Life Partners Holdings, Inc.^	13,500	191,430
MarketAxess Holdings, Inc.*	20,100	191,553
Medallion Financial Corp.	15,894	121,589
PHH Corp.*^	36,400	661,752
PICO Holdings, Inc.*	10,600	304,220
Portfolio Recovery Associates, Inc.*^	9,900	383,427
Primus Guaranty Ltd.*	40,600	95,816

		3,015,347

Insurance (1.7%)
Ambac Financial Group, Inc.^	217,700	200,284
American Equity Investment Life Holding Co.	28,600	159,588
American Physicians Capital, Inc.	3,900	152,724
American Physicians Service Group, Inc.	6,900	156,561
American Safety Insurance Holdings Ltd.*	7,900	107,519
Amerisafe, Inc.*	8,900	138,484
Amtrust Financial Services, Inc.	14,800	168,720
Argo Group International Holdings Ltd.*	19,900	561,578
Assured Guaranty Ltd.^	34,600	428,348
Baldwin & Lyons, Inc., Class B	6,487	127,794
Citizens, Inc./Texas*^	17,600	107,008
CNA Surety Corp.*	7,900	106,571
Conseco, Inc.*	123,700	293,169
Delphi Financial Group, Inc., Class A	28,405	551,909
Donegal Group, Inc., Class A	3,497	53,189
eHealth, Inc.*	16,600	293,156
EMC Insurance Group, Inc.	6,062	126,150
Employers Holdings, Inc.	30,900	418,695
Enstar Group, Ltd.*	4,450	261,883
First Acceptance Corp.*	36,158	77,017
First Mercury Financial Corp.	20,400	280,908
Flagstone Reinsurance Holdings Ltd.^	31,354	322,946
FPIC Insurance Group, Inc.*	3,800	116,356
Greenlight Capital Reinsurance Ltd., Class A*	16,866	291,950
Hallmark Financial Services*	12,600	90,090
Harleysville Group, Inc.^	8,800	248,336
Hilltop Holdings, Inc.*	24,641	292,489
Horace Mann Educators Corp.	19,200	191,424
Independence Holding Co.	12,700	80,772
Infinity Property & Casualty Corp.	9,300	339,078
IPC Holdings Ltd.	36,800	1,006,112
Kansas City Life Insurance Co.	5,300	142,623
Maiden Holdings Ltd.	25,900	169,904
Max Capital Group Ltd.	37,000	683,020
Meadowbrook Insurance Group, Inc.	38,500	251,405
Montpelier Reinsurance Holdings Ltd.	61,700	819,993
National Financial Partners Corp.^	33,435	244,744
National Interstate Corp.^	9,500	144,210
National Western Life Insurance Co., Class A	1,200	140,100
Navigators Group, Inc.*	7,600	337,668
NYMAGIC, Inc.	6,400	88,832
Phoenix Cos., Inc.*^	69,800	116,566
Platinum Underwriters Holdings Ltd.	35,000	1,000,650
PMA Capital Corp., Class A*	22,200	101,010
Presidential Life Corp.	13,900	105,223
ProAssurance Corp.*	20,600	951,926
RLI Corp.^	12,000	537,600

See Notes to Financial Statements. 6

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Safety Insurance Group, Inc.	10,100	$308,656
SeaBright Insurance Holdings, Inc.*	22,500	227,925
Selective Insurance Group, Inc.	31,300	399,701
State Auto Financial Corp.^	6,700	117,250
Stewart Information Services Corp.	11,400	162,450
Tower Group, Inc.	27,126	672,182
United America Indemnity Ltd., Class A*^	9,500	45,505
United Fire & Casualty Co.	14,600	250,390
Universal Insurance Holdings, Inc.	30,200	151,604
Zenith National Insurance Corp.	24,900	541,326

		16,463,271

Real Estate Investment Trusts (REITs) (2.7%)
Acadia Realty Trust (REIT)^	25,986	339,117
Agree Realty Corp. (REIT)	7,178	131,573
Alexander’s, Inc. (REIT)^	1,300	350,480
American Campus Communities, Inc. (REIT)	33,900	751,902
American Capital Agency Corp. (REIT)	6,700	153,899
Anthracite Capital, Inc. (REIT)^	39,400	24,428
Anworth Mortgage Asset Corp. (REIT)	64,400	464,324
Ashford Hospitality Trust, Inc. (REIT)^	78,900	221,709
Associated Estates Realty Corp. (REIT)	13,400	79,864
BioMed Realty Trust, Inc. (REIT)^	63,700	651,651
CapLease, Inc. (REIT)	47,000	129,720
Capstead Mortgage Corp. (REIT)	39,500	502,045
Care Investment Trust, Inc. (REIT)	11,600	60,320
CBL & Associates Properties, Inc. (REIT)	47,700	257,103
Cedar Shopping Centers, Inc. (REIT)	23,500	106,220
Cogdell Spencer, Inc. (REIT)	13,000	55,770
Colonial Properties Trust (REIT)	31,100	230,140
Cousins Properties, Inc. (REIT)^	29,141	247,699
DCT Industrial Trust, Inc. (REIT)^	104,000	424,320
Developers Diversified Realty Corp. (REIT)	92,100	449,448
DiamondRock Hospitality Co. (REIT)	70,600	441,956
DuPont Fabros Technology, Inc. (REIT)^	20,600	194,052
EastGroup Properties, Inc. (REIT)	16,900	558,038
Education Realty Trust, Inc. (REIT)	20,700	88,803
Entertainment Properties Trust (REIT)^	19,900	409,940
Equity Lifestyle Properties, Inc. (REIT)	14,000	520,520
Equity One, Inc. (REIT)	23,700	314,262
Extra Space Storage, Inc. (REIT)^	50,200	419,170
FelCor Lodging Trust, Inc. (REIT)	48,400	119,064
First Industrial Realty Trust, Inc. (REIT)^	33,100	143,985
First Potomac Realty Trust (REIT)	28,707	279,893
Franklin Street Properties Corp. (REIT)	34,700	459,775
Getty Realty Corp. (REIT)^	8,200	154,734
Glimcher Realty Trust (REIT)	33,000	95,700
Gramercy Capital Corp./New York (REIT)*	5,000	8,050
Hatteras Financial Corp. (REIT)	24,200	691,878
Healthcare Realty Trust, Inc. (REIT)^	38,900	654,687
Hersha Hospitality Trust (REIT)	44,929	111,424

	Number of Shares	Value (Note 1)
Highwoods Properties, Inc. (REIT)	47,400	$1,060,338
Home Properties, Inc. (REIT)	20,400	695,640
Inland Real Estate Corp. (REIT)	47,500	332,500
Investors Real Estate Trust (REIT)	34,800	309,372
iStar Financial, Inc. (REIT)	66,700	189,428
Kilroy Realty Corp. (REIT)	24,200	497,068
Kite Realty Group Trust (REIT)	28,200	82,344
LaSalle Hotel Properties (REIT)	34,700	428,198
Lexington Realty Trust (REIT)	59,359	201,821
LTC Properties, Inc. (REIT)	15,000	306,750
Medical Properties Trust, Inc. (REIT)	53,668	325,765
MFA Financial, Inc. (REIT)	147,100	1,017,932
Mid-America Apartment Communities, Inc. (REIT)	17,000	624,070
Mission West Properties, Inc. (REIT)	18,245	124,613
Monmouth Real Estate Investment Corp. (REIT), Class A	13,900	81,454
National Health Investors, Inc. (REIT)	17,400	464,754
National Retail Properties, Inc. (REIT)	51,700	896,995
NorthStar Realty Finance Corp. (REIT)	56,900	161,027
Omega Healthcare Investors, Inc. (REIT)	54,000	838,080
Parkway Properties, Inc./Maryland (REIT)	14,169	184,197
Pennsylvania Real Estate Investment Trust (REIT)^	31,100	155,500
Post Properties, Inc. (REIT)^	27,600	370,944
Potlatch Corp. (REIT)	26,100	633,969
PS Business Parks, Inc. (REIT)^	9,300	450,492
RAIT Financial Trust (REIT)^	63,100	86,447
Ramco-Gershenson Properties Trust (REIT)	21,700	217,217
Redwood Trust, Inc. (REIT)	51,900	766,044
Resource Capital Corp. (REIT)	2,200	7,040
Saul Centers, Inc. (REIT)	7,550	223,253
Sovran Self Storage, Inc. (REIT)	14,300	351,780
Strategic Hotels & Resorts, Inc. (REIT)	84,800	94,128
Sun Communities, Inc. (REIT)^	10,700	147,446
Sunstone Hotel Investors, Inc. (REIT)^	43,663	233,597
Tanger Factory Outlet Centers (REIT)	24,600	797,778
Universal Health Realty Income Trust (REIT)	5,500	173,360
Urstadt Biddle Properties, Inc. (REIT), Class A^	9,800	137,984
U-Store-It Trust (REIT)	33,400	163,660
Walter Investment Management Corp. (REIT)*	11,900	158,032
Washington Real Estate Investment Trust (REIT)^	37,800	845,586
Winthrop Realty Trust (REIT)	17,080	152,524

		26,286,790

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	6,627	120,413
Consolidated-Tomoka Land Co.^	2,900	101,732
Forestar Group, Inc.*^	24,000	285,120

See Notes to Financial Statements. 7

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Tejon Ranch Co.*^	7,900	$209,271

		716,536

Thrifts & Mortgage Finance (0.7%)
Abington Bancorp, Inc.^	21,300	169,548
Astoria Financial Corp.	57,300	491,634
Bank Mutual Corp.	31,300	272,936
BankFinancial Corp.	26,600	235,676
Beneficial Mutual Bancorp, Inc.*	15,400	147,840
Berkshire Hills Bancorp, Inc.	9,200	191,176
Brookline Bancorp, Inc.^	31,834	296,693
Brooklyn Federal Bancorp, Inc.	6,600	74,250
Clifton Savings Bancorp, Inc.	12,400	133,424
Danvers Bancorp, Inc.^	8,400	112,980
Dime Community Bancshares, Inc.	30,600	278,766
Doral Financial Corp.*^	16,300	40,750
ESB Financial Corp.	10,100	132,512
ESSA Bancorp, Inc.	8,200	112,094
First Financial Holdings, Inc.^	6,800	63,920
First Financial Northwest, Inc.^	11,800	92,276
Flagstar Bancorp, Inc.*	3,200	2,176
Flushing Financial Corp.	12,100	113,135
Fox Chase Bancorp, Inc.*	7,700	73,843
Home Federal Bancorp, Inc./Idaho^	9,600	97,824
Kearny Financial Corp.	12,250	140,140
K-Fed Bancorp	15,800	145,044
Meridian Interstate Bancorp, Inc.*^	10,100	75,245
MGIC Investment Corp.	83,800	368,720
NASB Financial, Inc.^	7,900	225,940
NewAlliance Bancshares, Inc.	71,700	824,550
Northwest Bancorp, Inc.	8,000	150,880
OceanFirst Financial Corp.	7,000	83,790
Ocwen Financial Corp.*^	24,900	322,953
Oritani Financial Corp.*^	10,246	140,473
PMI Group, Inc.	38,700	76,626
Provident Financial Services, Inc.^	36,100	328,510
Provident New York Bancorp	18,900	153,468
Prudential Bancorp, Inc. of Pennsylvania*	11,800	139,358
Radian Group, Inc.	61,100	166,192
Rockville Financial, Inc.	8,200	89,790
Roma Financial Corp.	9,400	119,756
TrustCo Bank Corp. NY/New York	50,000	295,500
United Financial Bancorp, Inc.^	11,100	153,402
ViewPoint Financial Group	6,000	91,380
Westfield Financial, Inc.^	14,900	134,994
WSFS Financial Corp.	3,900	106,509

		7,466,673

Total Financials		130,041,294

Health Care (17.4%)
Biotechnology (5.3%)
Acorda Therapeutics, Inc.*^	199,300	5,618,267
Affymax, Inc.*	6,600	121,638
Alexion Pharmaceuticals, Inc.*	154,600	6,357,152
Alkermes, Inc.*^	62,000	670,840
Allos Therapeutics, Inc.*	38,200	316,678
Alnylam Pharmaceuticals, Inc.*^	20,900	465,443
Amicus Therapeutics, Inc.*^	10,200	116,790
Arena Pharmaceuticals, Inc.*	53,600	267,464
ARIAD Pharmaceuticals, Inc.*	59,500	94,605
ArQule, Inc.*	30,200	185,428
Array BioPharma, Inc.*^	29,100	91,374
BioCryst Pharmaceuticals, Inc.*	37,500	151,125
Celera Corp.*	50,800	387,604

	Number of Shares	Value (Note 1)
Cell Therapeutics, Inc.*	309,300	$531,996
Celldex Therapeutics, Inc.*	12,900	100,878
Cepheid, Inc.*	37,200	350,424
Cougar Biotechnology, Inc.*^	9,750	418,860
Cubist Pharmaceuticals, Inc.*	36,400	667,212
Cytokinetics, Inc.*	34,200	96,786
Cytori Therapeutics, Inc.*^	922	3,328
Dendreon Corp.*^	151,200	3,757,320
Dyax Corp.*	42,600	91,164
Emergent Biosolutions, Inc.*^	15,000	214,950
Enzon Pharmaceuticals, Inc.*^	21,100	166,057
Facet Biotech Corp.*	13,060	121,327
Genomic Health, Inc.*	6,600	114,378
Geron Corp.*^	56,900	436,423
GTx, Inc.*	16,800	155,064
Halozyme Therapeutics, Inc.*^	39,500	275,315
Hemispherx Biopharma, Inc.*	74,100	188,214
Human Genome Sciences, Inc.*^	93,900	268,554
Idenix Pharmaceuticals, Inc.*	66,500	244,720
Idera Pharmaceuticals, Inc.*^	14,100	82,626
Immunogen, Inc.*^	237,000	2,040,570
Immunomedics, Inc.*	58,400	148,336
Incyte Corp.*^	476,965	1,569,215
Infinity Pharmaceuticals, Inc.*	27,700	161,768
Insmed, Inc.*	83,700	83,700
InterMune, Inc.*	161,400	2,453,280
Isis Pharmaceuticals, Inc.*	59,600	983,400
Lexicon Pharmaceuticals, Inc.*^	73,300	90,892
Ligand Pharmaceuticals, Inc., Class B*	75,900	217,074
MannKind Corp.*^	33,455	278,011
Martek Biosciences Corp.*^	19,900	420,885
Maxygen, Inc.*^	18,000	120,960
Medarex, Inc.*	77,300	645,455
Medivation, Inc.*	86,200	1,931,742
Metabolix, Inc.*	11,700	96,174
Micromet, Inc.*	33,000	164,340
Molecular Insight Pharmaceuticals, Inc.*^	800	4,136
Momenta Pharmaceuticals, Inc.*^	25,300	304,359
Myriad Pharmaceuticals, Inc.*	14,738	68,532
Nabi Biopharmaceuticals*	54,900	132,858
Neurocrine Biosciences, Inc.*	30,550	98,677
Novavax, Inc.*	60,400	198,112
NPS Pharmaceuticals, Inc.*	31,800	148,188
Onyx Pharmaceuticals, Inc.*	199,100	5,626,566
Opko Health, Inc.*	73,800	130,626
Orexigen Therapeutics, Inc.*^	21,300	109,269
OSI Pharmaceuticals, Inc.*^	47,300	1,335,279
Osiris Therapeutics, Inc.*	10,800	145,044
PDL BioPharma, Inc.	79,300	626,470
Pharmasset, Inc.*^	9,900	111,375
Poniard Pharmaceuticals, Inc.*	30,800	183,876
Progenics Pharmaceuticals, Inc.*	45,600	234,840
Protalix BioTherapeutics, Inc.*	40,900	184,868
Regeneron Pharmaceuticals, Inc.*	40,500	725,760
Repligen Corp.*^	24,200	133,100
Rigel Pharmaceuticals, Inc.*^	19,600	237,552
Sangamo BioSciences, Inc.*	29,300	144,742
Savient Pharmaceuticals, Inc.*^	39,600	548,856
Seattle Genetics, Inc.*^	47,900	465,588
SIGA Technologies, Inc.*	19,900	167,956
StemCells, Inc.*	92,700	157,590
Synta Pharmaceuticals Corp.*	47,400	109,494
Theravance, Inc.*	30,400	445,056

See Notes to Financial Statements. 8

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
United Therapeutics Corp.*^	59,300	$4,941,469
Vanda Pharmaceuticals, Inc.*	17,800	209,506
ZymoGenetics, Inc.*	33,600	154,560

		52,620,110

Health Care Equipment & Supplies (4.8%)
Abaxis, Inc.*^	14,700	301,938
ABIOMED, Inc.*^	17,100	150,822
Accuray, Inc.*	23,200	154,744
Align Technology, Inc.*	39,300	416,580
American Medical Systems Holdings, Inc.*	48,800	771,040
Analogic Corp.	8,700	321,465
AngioDynamics, Inc.*	11,400	151,278
Atrion Corp.	1,100	147,499
ATS Medical, Inc.*	48,700	160,223
Bovie Medical Corp.*	16,500	143,715
Cantel Medical Corp.*	10,300	167,169
Cardiac Science Corp.*	16,900	67,938
Clarient, Inc.*	46,900	174,468
Conceptus, Inc.*	19,600	331,240
CONMED Corp.*	18,600	288,672
CryoLife, Inc.*	17,100	94,734
Cyberonics, Inc.*	18,300	304,329
Cynosure, Inc., Class A*^	18,300	139,995
DexCom, Inc.*	26,500	164,035
Endologix, Inc.*	46,600	155,644
ev3, Inc.*^	44,000	471,680
Exactech, Inc.*	6,800	98,600
Gen-Probe, Inc.*	118,100	5,075,938
Greatbatch, Inc.*^	15,100	341,411
Haemonetics Corp.*	16,500	940,500
Hansen Medical, Inc.*	3,330	16,450
HeartWare International, Inc.*	6,100	170,251
ICU Medical, Inc.*^	7,600	312,740
I-Flow Corp.*	25,000	173,500
Immucor, Inc.*	43,700	601,312
Insulet Corp.*^	17,400	133,980
Integra LifeSciences Holdings Corp.*^	11,600	307,516
Invacare Corp.	20,100	354,765
IRIS International, Inc.*	10,400	122,720
Kensey Nash Corp.*	5,800	152,018
MAKO Surgical Corp.*	16,200	146,124
Masimo Corp.*^	207,350	4,999,209
Medical Action Industries, Inc.*	10,600	121,370
Meridian Bioscience, Inc.^	26,900	607,402
Merit Medical Systems, Inc.*	17,900	291,770
Micrus Endovascular Corp.*	16,100	145,544
Natus Medical, Inc.*^	30,400	350,816
Neogen Corp.*^	6,800	197,064
NuVasive, Inc.*^	194,700	8,683,620
NxStage Medical, Inc.*^	32,100	189,390
OraSure Technologies, Inc.*	33,600	82,992
Orthofix International N.V.*	8,900	222,589
Orthovita, Inc.*	43,000	221,450
Palomar Medical Technologies, Inc.*^	12,100	177,386
Quidel Corp.*^	17,000	247,520
ResMed, Inc.*	130,700	5,323,411
Rochester Medical Corp.*	11,000	147,400
RTI Biologics, Inc.*^	36,200	155,298
Sirona Dental Systems, Inc.*	11,000	219,890
Somanetics Corp.*	7,100	117,221
SonoSite, Inc.*	7,900	158,474
Spectranetics Corp.*	36,900	181,917
Stereotaxis, Inc.*	24,000	93,120

	Number of Shares	Value (Note 1)
STERIS Corp.^	38,700	$1,009,296
SurModics, Inc.*^	7,300	165,199
Symmetry Medical, Inc.*	23,800	221,816
Synovis Life Technologies, Inc.*	7,400	153,698
Thoratec Corp.*	36,000	964,080
TomoTherapy, Inc.*	3,500	9,625
Vascular Solutions, Inc.*	17,600	137,632
Volcano Corp.*	451,100	6,306,378
West Pharmaceutical Services, Inc.^	21,900	763,215
Wright Medical Group, Inc.*	23,600	383,736
Young Innovations, Inc.	7,000	152,530
Zoll Medical Corp.*^	14,100	272,694

		47,501,785

Health Care Providers & Services (2.6%)
Air Methods Corp.*^	7,000	191,520
Alliance HealthCare Services, Inc.*^	33,300	244,089
Almost Family, Inc.*^	8,100	211,491
Amedisys, Inc.*^	17,900	591,058
America Service Group, Inc.*	10,400	167,128
AMERIGROUP Corp.*	34,600	929,010
AMN Healthcare Services, Inc.*	19,500	124,410
Amsurg Corp.*^	17,416	373,399
Assisted Living Concepts, Inc., Class A*	5,680	82,644
Bio-Reference Labs, Inc.*	7,900	249,719
BioScrip, Inc.*	28,500	168,720
Capital Senior Living Corp.*^	35,500	161,525
CardioNet, Inc.*^	15,855	258,754
Catalyst Health Solutions, Inc.*	24,500	611,030
Centene Corp.*	29,800	595,404
Chemed Corp.	14,500	572,460
Chindex International, Inc.*^	13,100	162,047
Corvel Corp.*	7,118	162,077
Cross Country Healthcare, Inc.*^	17,000	116,790
Emergency Medical Services Corp., Class A*	6,400	235,648
Emeritus Corp.*	15,191	200,673
Ensign Group, Inc.	7,300	103,879
Genoptix, Inc.*^	9,650	308,703
Gentiva Health Services, Inc.*	19,400	319,324
Hanger Orthopedic Group, Inc.*	20,000	271,800
HealthSouth Corp.*^	59,100	853,404
Healthspring, Inc.*	32,100	348,606
Healthways, Inc.*	22,800	306,660
HMS Holdings Corp.*^	189,200	7,704,224
inVentiv Health, Inc.*	21,500	290,895
IPC The Hospitalist Co., Inc.*	10,800	288,252
Kindred Healthcare, Inc.*	26,100	322,857
Landauer, Inc.	6,233	382,332
LHC Group, Inc.*	6,900	153,249
Magellan Health Services, Inc.*	25,600	840,192
MedCath Corp.*	13,300	156,408
Molina Healthcare, Inc.*^	6,800	162,656
MWI Veterinary Supply, Inc.*^	7,200	250,992
National Healthcare Corp.	5,900	223,846
National Research Corp.	3,600	87,840
Nighthawk Radiology Holdings, Inc.*	23,350	86,395
Odyssey HealthCare, Inc.*	15,400	158,312
Owens & Minor, Inc.	26,500	1,161,230
PharMerica Corp.*^	19,300	378,859
Providence Service Corp.*	1,000	10,950
PSS World Medical, Inc.*^	39,700	734,847
Psychiatric Solutions, Inc.*	37,200	845,928
RadNet, Inc.*^	34,900	78,525

See Notes to Financial Statements. 9

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
RehabCare Group, Inc.*	12,300	$294,339
Res-Care, Inc.*	16,900	241,670
Skilled Healthcare Group, Inc., Class A*	15,990	119,925
Sun Healthcare Group, Inc.*	29,200	246,448
Sunrise Senior Living, Inc.*	12,900	21,285
Triple-S Management Corp., Class B*^	11,700	182,403
U.S. Physical Therapy, Inc.*	8,500	125,375
Universal American Corp.*	27,900	243,288
WellCare Health Plans, Inc.*	28,300	523,267

		25,238,761

Health Care Technology (1.6%)
athenahealth, Inc.*^	171,250	6,337,963
Computer Programs & Systems, Inc.^	6,500	249,015
Eclipsys Corp.*	35,323	628,043
MedAssets, Inc.*^	359,100	6,984,495
MedQuist, Inc.	28,300	172,064
Merge Healthcare, Inc.*	37,800	162,540
Omnicell, Inc.*	14,700	158,025
Phase Forward, Inc.*	28,910	436,830
Quality Systems, Inc.^	15,800	899,968
Vital Images, Inc.*	8,700	98,745

		16,127,688

Life Sciences Tools & Services (2.3%)
Accelrys, Inc.*^	25,900	153,069
Affymetrix, Inc.*^	48,000	284,640
AMAG Pharmaceuticals, Inc.*^	92,753	5,070,807
Bruker Corp.*^	32,700	302,802
Cambrex Corp.*	26,300	108,356
Clinical Data, Inc.*^	11,400	125,628
Dionex Corp.*^	11,900	726,257
Enzo Biochem, Inc.*	7,100	31,453
eResearchTechnology, Inc.*	48,600	301,806
Exelixis, Inc.*^	65,800	320,446
Illumina, Inc.*^	167,700	6,530,238
Kendle International, Inc.*	6,100	74,664
Life Sciences Research, Inc.*	1,000	7,170
Luminex Corp.*	28,500	528,390
Nektar Therapeutics*	61,000	395,280
PAREXEL International Corp.*	36,777	528,853
QIAGEN N.V.*^	340,400	6,328,036
Sequenom, Inc.*^	40,000	156,400
Varian, Inc.*	19,200	757,056

		22,731,351

Pharmaceuticals (0.8%)
Acura Pharmaceuticals, Inc.*^	17,404	104,076
Adolor Corp.*	42,700	75,152
Akorn, Inc.*	63,800	76,560
Ardea Biosciences, Inc.*	8,100	127,494
Auxilium Pharmaceuticals, Inc.*^	27,200	853,536
AVANIR Pharmaceuticals, Inc., Class A*	74,100	164,502
Biodel, Inc.*^	1,500	7,740
BioMimetic Therapeutics, Inc.*^	10,300	95,172
BMP Sunstone Corp.*^	17,600	83,424
Cadence Pharmaceuticals, Inc.*^	15,700	156,843
Caraco Pharmaceutical Laboratories Ltd.*	19,400	59,558
Cornerstone Therapeutics, Inc.*	12,900	141,642
Cypress Bioscience, Inc.*	17,700	166,734
Depomed, Inc.*^	45,000	146,250
Discovery Laboratories, Inc.*^	78,100	80,443
Durect Corp.*	59,736	142,171

	Number of Shares	Value (Note 1)
Impax Laboratories, Inc.*	40,600	$298,816
Inspire Pharmaceuticals, Inc.*^	38,932	216,462
ISTA Pharmaceuticals, Inc.*	35,700	149,940
Javelin Pharmaceuticals, Inc.*	2,000	2,460
KV Pharmaceutical Co., Class A*^	56,400	181,044
Lannett Co., Inc.*	24,100	165,085
MAP Pharmaceuticals, Inc.*^	11,500	140,530
Medicines Co.*	31,500	264,285
Medicis Pharmaceutical Corp., Class A	39,400	643,008
MiddleBrook Pharmaceuticals, Inc.*^	54,900	74,115
Noven Pharmaceuticals, Inc.*	17,800	254,540
Obagi Medical Products, Inc.*	21,700	158,193
Optimer Pharmaceuticals, Inc.*^	18,600	278,442
Pain Therapeutics, Inc.*	21,400	114,918
Par Pharmaceutical Cos., Inc.*	22,400	339,360
Pozen, Inc.*	16,400	125,952
Questcor Pharmaceuticals, Inc.*^	41,400	207,000
Salix Pharmaceuticals Ltd.*^	31,500	310,905
Santarus, Inc.*	51,800	146,076
Spectrum Pharmaceuticals, Inc.*	24,700	188,955
Sucampo Pharmaceuticals, Inc., Class A*	21,600	133,272
ViroPharma, Inc.*	51,100	303,023
Vivus, Inc.*	44,900	272,992
XenoPort, Inc.*	19,800	458,766

		7,909,436

Total Health Care		172,129,131

Industrials (17.2%)
Aerospace & Defense (1.4%)
AAR Corp.*^	24,500	393,225
Aerovironment, Inc.*	7,000	216,020
American Science & Engineering, Inc.	6,082	420,388
Applied Signal Technology, Inc.	6,000	153,060
Argon ST, Inc.*	6,100	125,477
Ascent Solar Technologies, Inc.*^	1,000	7,820
Axsys Technologies, Inc.*	6,000	321,840
Ceradyne, Inc.*	16,600	293,156
Cubic Corp.^	12,600	450,954
Curtiss-Wright Corp.	29,400	874,062
DigitalGlobe, Inc.*	9,900	190,080
Ducommun, Inc.	8,200	154,078
DynCorp International, Inc., Class A*	16,600	278,714
Esterline Technologies Corp.*	21,300	576,591
HEICO Corp.^	15,500	562,030
Herley Industries, Inc.*	9,300	102,021
Hexcel Corp.*^	559,900	5,335,847
Ladish Co., Inc.*^	10,100	130,997
LMI Aerospace, Inc.*	18,200	184,184
Moog, Inc., Class A*	27,700	714,937
Orbital Sciences Corp.*	39,400	597,698
Stanley, Inc.*	10,050	330,444
Taser International, Inc.*	32,100	146,376
Teledyne Technologies, Inc.*	22,400	733,600
Triumph Group, Inc.	9,900	396,000

		13,689,599

Air Freight & Logistics (0.1%)
Atlas Air Worldwide Holdings, Inc.*	10,400	241,176
Dynamex, Inc.*	5,900	90,801
Forward Air Corp.^	18,500	394,420
Hub Group, Inc., Class A*	21,600	445,824

See Notes to Financial Statements. 10

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Pacer International, Inc.	41,860	$93,348

		1,265,569

Airlines (0.3%)
AirTran Holdings, Inc.*^	73,200	453,108
Alaska Air Group, Inc.*	26,400	482,064
Allegiant Travel Co.*^	10,190	403,932
Hawaiian Holdings, Inc.*	28,300	170,366
JetBlue Airways Corp.*^	154,200	658,434
Republic Airways Holdings, Inc.*	22,100	144,313
SkyWest, Inc.	34,100	347,820
U.S. Airways Group, Inc.*^	85,700	208,251
UAL Corp.*^	94,900	302,731

		3,171,019

Building Products (0.6%)
AAON, Inc.^	8,700	173,304
American Woodmark Corp.	6,900	165,255
Ameron International Corp.	6,000	402,240
Apogee Enterprises, Inc.^	14,500	178,350
Builders FirstSource, Inc.*	36,400	151,424
Gibraltar Industries, Inc.	31,300	215,031
Griffon Corp.*	26,400	219,648
Insteel Industries, Inc.^	14,800	121,952
NCI Building Systems, Inc.*^	29,900	78,936
Quanex Building Products Corp.	25,200	282,744
Simpson Manufacturing Co., Inc.^	151,000	3,264,620
Trex Co., Inc.*^	10,900	145,733
Universal Forest Products, Inc.	14,900	493,041

		5,892,278

Commercial Services & Supplies (2.8%)
ABM Industries, Inc.^	31,100	561,977
ACCO Brands Corp.*	29,400	82,908
American Ecology Corp.^	12,200	218,624
American Reprographics Co.*	22,700	188,864
Amrep Corp.*	3,800	41,914
APAC Customer Services, Inc.*	31,800	163,134
ATC Technology Corp.*	10,600	153,700
Bowne & Co., Inc.	21,573	140,440
Cenveo, Inc.*^	40,000	169,200
Clean Harbors, Inc.*	12,807	691,450
Comfort Systems USA, Inc.	18,900	193,725
Consolidated Graphics, Inc.*^	6,700	116,714
Cornell Cos., Inc.*	7,200	116,712
Courier Corp.	7,000	106,820
Deluxe Corp.	33,300	426,573
EnergySolutions, Inc.	50,600	465,520
EnerNOC, Inc.*	9,300	201,531
Ennis, Inc.	13,300	165,718
Fuel Tech, Inc.*	20,550	199,335
G&K Services, Inc., Class A	9,300	196,695
GEO Group, Inc.*	34,200	635,436
GeoEye, Inc.*^	12,400	292,144
Healthcare Services Group, Inc.^	25,200	450,576
Herman Miller, Inc.	34,000	521,560
HNI Corp.	29,300	529,158
ICT Group, Inc.*	17,800	155,394
Innerworkings, Inc.*	20,100	95,475
Interface, Inc., Class A	30,300	187,860
Iron Mountain, Inc.*	291,357	8,376,514
Kimball International, Inc., Class B	20,800	129,792
Knoll, Inc.	22,800	172,824
M&F Worldwide Corp.*^	12,400	248,000
McGrath RentCorp	15,500	295,430
Metalico, Inc.*	37,900	176,614
Mine Safety Appliances Co.^	18,800	453,080

	Number of Shares	Value (Note 1)
Mobile Mini, Inc.*^	22,500	$330,075
Multi-Color Corp.	7,100	87,046
Rollins, Inc.	29,400	508,914
Schawk, Inc.	29,100	218,541
Standard Parking Corp.*	7,231	117,793
Standard Register Co.^	18,300	59,658
Steelcase, Inc., Class A	47,800	278,196
Stericycle, Inc.*	113,080	5,827,012
Sykes Enterprises, Inc.*	20,600	372,654
Team, Inc.*^	18,000	282,060
Tetra Tech, Inc.*	38,900	1,114,485
United Stationers, Inc.*	15,245	531,746
Viad Corp.	9,800	168,756
Waste Services, Inc.*	16,500	85,470

		27,303,817

Construction & Engineering (0.5%)
Argan, Inc.*	12,000	169,560
Dycom Industries, Inc.*	22,700	251,289
EMCOR Group, Inc.*	44,700	899,364
Furmanite Corp.*^	21,300	94,998
Granite Construction, Inc.^	21,800	725,504
Great Lakes Dredge & Dock Corp.^	29,600	141,488
Insituform Technologies, Inc., Class A*	25,200	427,644
Integrated Electrical Services, Inc.*	9,300	72,633
Layne Christensen Co.*^	13,000	265,850
MasTec, Inc.*	34,900	409,028
Michael Baker Corp.*	4,800	203,328
MYR Group, Inc./Delaware*	11,500	232,530
Northwest Pipe Co.*^	6,000	208,560
Orion Marine Group, Inc.*	12,800	243,200
Pike Electric Corp.*	20,700	249,435
Primoris Services Corp.	21,200	157,304
Sterling Construction Co., Inc.*	14,200	216,692
Tutor Perini Corp.*	17,200	298,592

		5,266,999

Electrical Equipment (3.4%)
A. O. Smith Corp.	12,600	410,382
Acuity Brands, Inc.^	27,400	768,570
Advanced Battery Technologies, Inc.*^	41,200	165,624
American Superconductor Corp.*^	30,000	787,500
AMETEK, Inc.	237,550	8,214,479
AZZ, Inc.*^	7,900	271,839
Baldor Electric Co.^	360,500	8,576,295
Belden, Inc.	28,200	470,940
Brady Corp., Class A	33,300	836,496
Broadwind Energy, Inc.*	21,000	237,720
China BAK Battery, Inc.*	50,900	150,155
Encore Wire Corp.	12,200	260,470
Ener1, Inc.*^	30,676	167,491
Energy Conversion Devices, Inc.*^	29,400	416,010
EnerSys*	305,000	5,547,950
Evergreen Solar, Inc.*^	94,900	205,933
Franklin Electric Co., Inc.	14,400	373,248
FuelCell Energy, Inc.*	66,623	278,484
Fushi Copperweld, Inc.*^	26,550	219,568
GrafTech International Ltd.*^	77,700	878,787
GT Solar International, Inc.*^	27,378	145,651
Harbin Electric, Inc.*	11,500	179,860
II-VI, Inc.*	16,000	354,720
LaBarge, Inc.*	10,800	100,116
LSI Industries, Inc.	16,200	88,290
Microvision, Inc.*^	68,100	209,067

See Notes to Financial Statements. 11

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Orion Energy Systems, Inc.*^	1,500	$5,625
Polypore International, Inc.*	14,123	157,048
Powell Industries, Inc.*^	4,200	155,694
Power-One, Inc.*	107,900	160,771
PowerSecure International, Inc.*	1,000	4,260
Preformed Line Products Co.^	4,298	189,370
Regal-Beloit Corp.^	23,300	925,476
SatCon Technology Corp.*	74,500	134,100
Ultralife Corp.*	15,800	113,286
Valence Technology, Inc.*^	82,830	148,266
Vicor Corp.	21,594	155,908
Woodward Governor Co.	40,400	799,920

		33,265,369

Industrial Conglomerates (0.1%)
Otter Tail Corp.^	25,300	552,552
Raven Industries, Inc.^	10,400	266,240
Seaboard Corp.	200	224,400
Standex International Corp.	6,900	80,040
Tredegar Corp.	19,800	263,736
United Capital Corp.*^	5,000	91,600

		1,478,568

Machinery (5.1%)
3D Systems Corp.*	17,392	125,396
Actuant Corp., Class A	384,300	4,688,460
Alamo Group, Inc.	7,500	75,750
Albany International Corp., Class A	16,700	190,046
Altra Holdings, Inc.*	16,800	125,832
Ampco-Pittsburgh Corp.	3,800	89,110
Astec Industries, Inc.*^	11,400	338,466
Badger Meter, Inc.	9,500	389,500
Barnes Group, Inc.	28,010	333,039
Blount International, Inc.*^	21,000	180,810
Briggs & Stratton Corp.	29,100	388,194
Bucyrus International, Inc.	233,100	6,657,336
Cascade Corp.^	5,300	83,369
Chart Industries, Inc.*	16,600	301,788
China Fire & Security Group, Inc.*^	14,200	172,814
CIRCOR International, Inc.	10,900	257,349
CLARCOR, Inc.^	33,200	969,108
Colfax Corp.*^	24,112	186,145
Columbus McKinnon Corp.*	11,300	142,945
Dynamic Materials Corp.^	11,300	217,864
Energy Recovery, Inc.*^	17,600	124,608
EnPro Industries, Inc.*^	9,400	169,294
ESCO Technologies, Inc.*^	16,900	757,120
Federal Signal Corp.	41,200	315,180
Flanders Corp.*	18,400	112,424
Flow International Corp.*	4,300	10,105
Force Protection, Inc.*	44,300	391,612
FreightCar America, Inc.^	7,300	122,713
Gorman-Rupp Co.^	6,700	135,139
Graham Corp.	11,200	148,960
Greenbrier Cos., Inc.	22,000	158,180
Hurco Cos., Inc.*^	7,400	115,662
IDEX Corp.^	259,050	6,364,858
John Bean Technologies Corp.	18,400	230,368
Joy Global, Inc.	182,900	6,533,188
Kadant, Inc.*	23,800	268,702
Kaydon Corp.	22,300	726,088
K-Tron International, Inc.*^	1,500	119,520
L.B. Foster Co., Class A*	5,100	153,357
Lincoln Electric Holdings, Inc.^	125,800	4,533,832
Lindsay Corp.^	8,200	271,420
Met-Pro Corp.	10,600	114,692

	Number of Shares	Value (Note 1)
Middleby Corp.*	10,500	$461,160
Mueller Industries, Inc.	26,000	540,800
Mueller Water Products, Inc., Class A	74,800	279,752
NACCO Industries, Inc., Class A	4,500	129,240
Nordson Corp.	22,800	881,448
Omega Flex, Inc.^	4,600	69,736
PMFG, Inc.*^	17,700	155,937
RBC Bearings, Inc.*	178,900	3,658,505
Robbins & Myers, Inc.	18,100	348,425
Sauer-Danfoss, Inc.	16,300	99,919
SmartHeat, Inc.*	20,900	143,165
Sun Hydraulics Corp.^	8,000	129,360
Tecumseh Products Co., Class A*	16,600	161,186
Tennant Co.	10,500	193,095
Titan International, Inc.^	22,800	170,316
Twin Disc, Inc.	7,400	50,394
Valmont Industries, Inc.^	62,900	4,533,832
Watts Water Technologies, Inc., Class A	16,092	346,622

		50,143,235

Marine (0.6%)
American Commercial Lines, Inc.*	6,175	95,589
Eagle Bulk Shipping, Inc.^	26,200	122,878
Genco Shipping & Trading Ltd.^	15,800	343,176
Horizon Lines, Inc., Class A	2,300	8,878
International Shipholding Corp.	4,900	132,104
Kirby Corp.*^	148,700	4,727,173
TBS International Ltd., Class A*	18,670	145,813
Ultrapetrol Bahamas Ltd.*	2,100	9,303

		5,584,914

Professional Services (0.8%)
Acacia Research Corp.- Acacia Technologies*	21,400	168,418
Administaff, Inc.^	14,100	328,107
Advisory Board Co.*	8,200	210,740
CBIZ, Inc.*^	21,100	150,232
CDI Corp.	12,200	136,030
Corporate Executive Board Co.	22,800	473,328
CoStar Group, Inc.*	13,273	529,194
CRA International, Inc.*	7,200	199,872
Duff & Phelps Corp., Class A^	9,250	164,465
Exponent, Inc.*	6,900	169,119
First Advantage Corp., Class A*^	6,100	92,781
Heidrick & Struggles International, Inc.^	8,100	147,825
Hill International, Inc.*	26,800	115,240
Huron Consulting Group, Inc.*	13,200	610,236
ICF International, Inc.*^	9,651	266,271
Kelly Services, Inc., Class A	17,000	186,150
Kforce, Inc.*	20,200	167,054
Korn/Ferry International*	30,100	320,264
MPS Group, Inc.*	59,000	450,760
Navigant Consulting, Inc.*	28,300	365,636
Odyssey Marine Exploration, Inc.*^	32,100	51,360
On Assignment, Inc.*	21,100	82,501
Resources Connection, Inc.*	26,700	458,439
School Specialty, Inc.*^	12,600	254,646
Spherion Corp.*	22,800	93,936
TrueBlue, Inc.*	20,900	175,560
Volt Information Sciences, Inc.*	15,600	97,812
VSE Corp.^	4,100	107,256

See Notes to Financial Statements. 12

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Watson Wyatt Worldwide, Inc., Class A	27,000	$1,013,310

		7,586,542

Road & Rail (1.1%)
Amerco, Inc.*	4,300	159,745
Arkansas Best Corp.^	14,900	392,615
Avis Budget Group, Inc.*	68,100	384,765
Celadon Group, Inc.*	12,800	107,392
Dollar Thrifty Automotive Group, Inc.*	14,500	202,275
Genesee & Wyoming, Inc., Class A*	107,200	2,841,872
Heartland Express, Inc.^	37,900	557,888
Knight Transportation, Inc.^	281,900	4,665,445
Marten Transport Ltd.*	7,100	147,396
Old Dominion Freight Line, Inc.*	18,600	624,402
Patriot Transportation Holding, Inc.*	1,600	116,688
Saia, Inc.*	9,800	176,498
Universal Truckload Services, Inc.	5,700	89,205
USA Truck, Inc.*	11,300	152,889
Werner Enterprises, Inc.	24,800	449,376
YRC Worldwide, Inc.*^	43,000	74,390

		11,142,841

Trading Companies & Distributors (0.4%)
Aceto Corp.	23,300	155,411
Aircastle Ltd.	26,800	196,980
Applied Industrial Technologies, Inc.^	24,800	488,560
Beacon Roofing Supply, Inc.*	26,700	386,082
DXP Enterprises, Inc.*	9,600	110,112
H&E Equipment Services, Inc.*	16,000	149,600
Houston Wire & Cable Co.^	13,700	163,167
Interline Brands, Inc.*	25,962	355,160
Kaman Corp.	16,500	275,550
Lawson Products, Inc.	5,900	83,839
RSC Holdings, Inc.*^	31,400	211,008
Rush Enterprises, Inc., Class A*	15,700	182,905
TAL International Group, Inc.	12,800	139,520
Textainer Group Holdings Ltd.	14,400	165,456
Titan Machinery, Inc.*^	11,000	139,590
United Rentals, Inc.*	40,300	261,547
Watsco, Inc.^	15,500	758,415

		4,222,902

Transportation Infrastructure (0.0%)
CAI International, Inc.*	900	4,590

Total Industrials		170,018,242

Information Technology (21.4%)
Communications Equipment (3.7%)
3Com Corp.*	261,900	1,233,549
Acme Packet, Inc.*	26,900	272,228
ADC Telecommunications, Inc.*	64,700	515,012
ADTRAN, Inc.	36,500	783,655
Airvana, Inc.*^	23,900	152,243
Anaren, Inc.*	10,300	182,104
Arris Group, Inc.*	80,300	976,448
Aruba Networks, Inc.*	41,300	360,962
Avocent Corp.*	24,678	344,505
Bel Fuse, Inc., Class B	7,300	117,092
BigBand Networks, Inc.*	26,300	135,971
Black Box Corp.	11,400	381,558
Blue Coat Systems, Inc.*	26,400	436,656
Brocade Communications Systems, Inc.*	794,300	6,211,426
Ciena Corp.*^	420,300	4,350,105

	Number of Shares	Value (Note 1)
Cogo Group, Inc.*	36,000	$214,920
Comtech Telecommunications Corp.*	18,500	589,780
DG FastChannel, Inc.*^	12,200	223,260
Digi International, Inc.*	16,700	162,825
EMS Technologies, Inc.*	7,400	154,660
Emulex Corp.*	54,500	533,010
Extreme Networks, Inc.*	109,300	218,600
F5 Networks, Inc.*	200,400	6,931,836
Globecomm Systems, Inc.*	18,000	129,420
Harmonic, Inc.*	57,000	335,730
Harris Stratex Networks, Inc., Class A*	41,669	270,015
Hughes Communications, Inc.*	7,200	164,376
Infinera Corp.*	54,500	497,585
InterDigital, Inc.*	26,500	647,660
Ixia*	40,950	276,003
Loral Space & Communications, Inc.*	11,700	301,275
NETGEAR, Inc.*	23,000	331,430
Oplink Communications, Inc.*	15,200	173,280
Opnext, Inc.*	70,500	150,870
Palm, Inc.*^	92,080	1,525,766
Parkervision, Inc.*^	57,800	176,868
PC-Tel, Inc.*	17,800	95,230
Plantronics, Inc.	31,600	597,556
Polycom, Inc.*^	56,500	1,145,255
Powerwave Technologies, Inc.*	100,400	161,644
Riverbed Technology, Inc.*^	36,400	844,116
SeaChange International, Inc.*	16,900	135,707
ShoreTel, Inc.*^	29,380	235,040
Sonus Networks, Inc.*	96,200	154,882
Starent Networks Corp.*^	26,182	639,103
Sycamore Networks, Inc.*	128,903	403,466
Symmetricom, Inc.*	27,500	158,675
Tekelec*	42,900	722,007
UTStarcom, Inc.*	175,100	285,413
ViaSat, Inc.*	16,100	412,804

		36,453,581

Computers & Peripherals (0.6%)
3PAR, Inc.*^	17,000	210,800
Adaptec, Inc.*	57,000	151,050
Avid Technology, Inc.*	14,200	190,422
Compellent Technologies, Inc.*^	17,349	264,572
Cray, Inc.*	22,900	180,452
Data Domain, Inc.*	31,700	1,057,195
Electronics for Imaging, Inc.*	29,449	313,927
Imation Corp.	20,000	152,200
Immersion Corp.*^	14,700	72,618
Intermec, Inc.*	36,100	465,690
Intevac, Inc.*	21,200	184,652
Isilon Systems, Inc.*	35,200	149,248
Netezza Corp.*	31,600	262,912
Novatel Wireless, Inc.*	24,500	220,990
Quantum Corp.*	163,800	135,954
Rimage Corp.*^	9,500	157,795
Silicon Graphics International Corp.*	27,000	122,580
STEC, Inc.*^	20,500	475,395
Stratasys, Inc.*^	11,700	128,583
Super Micro Computer, Inc.*	18,400	140,944
Synaptics, Inc.*^	22,500	869,625

		5,907,604

Electronic Equipment, Instruments & Components (1.1%)
Agilysys, Inc.	16,300	76,284
Anixter International, Inc.*	19,500	733,005
Benchmark Electronics, Inc.*	48,500	698,400

See Notes to Financial Statements. 13

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Brightpoint, Inc.*	31,600	$198,132
Checkpoint Systems, Inc.*	25,900	406,371
China Security & Surveillance Technology, Inc.*^	28,800	217,152
Cogent, Inc.*	25,700	275,761
Cognex Corp.	26,100	368,793
Coherent, Inc.*^	15,300	316,404
Comverge, Inc.*	14,200	171,820
CPI International, Inc.*	500	4,345
CTS Corp.	20,100	131,655
Daktronics, Inc.^	27,614	212,628
DTS, Inc.*^	11,600	314,012
Echelon Corp.*	21,700	184,016
Electro Rent Corp.	15,800	149,942
Electro Scientific Industries, Inc.*^	16,600	185,588
FARO Technologies, Inc.*	13,195	204,918
ICx Technologies, Inc.*^	37,800	226,800
Insight Enterprises, Inc.*	33,600	324,576
IPG Photonics Corp.*	19,000	208,430
L-1 Identity Solutions, Inc.*	47,700	369,198
Littelfuse, Inc.*	14,200	283,432
Maxwell Technologies, Inc.*	19,000	262,770
Measurement Specialties, Inc.*^	500	3,525
Mercury Computer Systems, Inc.*	17,600	162,800
Methode Electronics, Inc.	20,900	146,718
MTS Systems Corp.	8,300	171,395
Multi-Fineline Electronix, Inc.*	7,050	150,870
Newport Corp.*^	29,600	171,384
OSI Systems, Inc.*	8,000	166,800
Park Electrochemical Corp.	13,200	284,196
PC Connection, Inc.*	22,600	118,650
PC Mall, Inc.*	800	5,408
Plexus Corp.*	25,895	529,812
RadiSys Corp.*	19,200	172,992
Rofin-Sinar Technologies, Inc.*	19,200	384,192
Rogers Corp.*	8,400	169,932
Scansource, Inc.*^	16,900	414,388
SMART Modular Technologies (WWH), Inc.*	43,200	98,064
SYNNEX Corp.*^	12,900	322,371
Technitrol, Inc.	47,100	304,737
TTM Technologies, Inc.*	27,900	222,084
Universal Display Corp.*^	17,700	173,106
X-Rite, Inc.*	86,000	129,000
Zygo Corp.*^	16,300	75,958

		10,902,814

Internet Software & Services (4.0%)
Akamai Technologies, Inc.*	334,500	6,415,710
Art Technology Group, Inc.*	83,700	318,060
AsiaInfo Holdings, Inc.*^	21,700	373,457
Bankrate, Inc.*^	7,500	189,300
Chordiant Software, Inc.*	1,500	5,445
comScore, Inc.*^	13,100	174,492
Constant Contact, Inc.*^	16,000	317,440
DealerTrack Holdings, Inc.*^	322,500	5,482,500
Dice Holdings, Inc.*	32,200	149,730
Digital River, Inc.*	186,800	6,784,576
DivX, Inc.*	18,700	102,663
EarthLink, Inc.*	75,000	555,750
GSI Commerce, Inc.*	13,500	192,375
InfoSpace, Inc.*	17,200	114,036
Internap Network Services Corp.*	37,000	129,130
Internet Brands, Inc., Class A*^	16,700	116,900
Internet Capital Group, Inc.*	22,000	148,060

	Number of Shares	Value (Note 1)
j2 Global Communications, Inc.*	28,500	$642,960
Keynote Systems, Inc.*	11,900	90,916
Knot, Inc.*	22,000	173,360
Limelight Networks, Inc.*	32,900	144,760
Liquidity Services, Inc.*^	18,987	187,212
LivePerson, Inc.*	44,700	178,800
LoopNet, Inc.*	20,054	155,419
Marchex, Inc., Class B	25,200	84,924
MercadoLibre, Inc.*^	16,800	451,584
ModusLink Global Solutions, Inc.*	27,100	185,906
Move, Inc.*	97,100	209,736
NIC, Inc.	34,595	234,208
Omniture, Inc.*^	43,600	547,616
OpenTable, Inc.*	5,200	156,884
Openwave Systems, Inc.*	69,800	156,352
Perficient, Inc.*	22,600	157,974
Rackspace Hosting, Inc.*^	44,475	616,423
RealNetworks, Inc.*	64,600	193,154
S1 Corp.*	35,400	244,260
SAVVIS, Inc.*	24,400	279,624
SonicWALL, Inc.*	25,600	140,288
support.com, Inc.*	33,800	73,684
Switch & Data Facilities Co., Inc.*	16,800	197,064
TechTarget, Inc.*	36,500	146,000
Terremark Worldwide, Inc.*^	29,800	172,244
Travelzoo, Inc.*	14,500	158,775
United Online, Inc.	50,400	328,104
ValueClick, Inc.*	52,500	552,300
Vignette Corp.*	14,300	188,045
VistaPrint Ltd.*	247,910	10,573,361
Vocus, Inc.*^	11,000	217,360
Web.com Group, Inc.*	32,400	182,412
Websense, Inc.*	28,200	503,088

		40,094,421

IT Services (1.6%)
Acxiom Corp.	40,300	355,849
CACI International, Inc., Class A*	19,600	837,116
Cass Information Systems, Inc.	4,100	134,234
China Information Security Technology, Inc.*	85,600	244,816
CIBER, Inc.*	33,100	102,610
CSG Systems International, Inc.*	22,600	299,224
Cybersource Corp.*^	352,200	5,388,660
Euronet Worldwide, Inc.*^	30,640	594,110
ExlService Holdings, Inc.*	14,600	163,666
Forrester Research, Inc.*	10,500	257,775
Gartner, Inc.*	35,800	546,308
Global Cash Access Holdings, Inc.*^	34,300	273,028
Hackett Group, Inc.*	42,200	98,326
Heartland Payment Systems, Inc.	19,500	186,615
iGATE Corp.	20,100	133,062
infoGROUP, Inc.*	33,900	193,569
Integral Systems, Inc.*	10,600	88,192
ManTech International Corp., Class A*	14,700	632,688
MAXIMUS, Inc.	9,930	409,612
NCI, Inc., Class A*^	8,124	247,132
Ness Technologies, Inc.*	25,700	100,487
Online Resources Corp.*	26,500	165,360
Perot Systems Corp., Class A*	57,100	818,243
RightNow Technologies, Inc.*^	19,500	230,100
Sapient Corp.*	57,000	358,530
SRA International, Inc., Class A*	25,800	453,048
Syntel, Inc.^	8,550	268,812

See Notes to Financial Statements. 14

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
TeleTech Holdings, Inc.*	18,400	$278,760
Tier Technologies, Inc., Class B*	19,500	149,760
TNS, Inc.*	13,700	256,875
Unisys Corp.*	247,900	374,329
VeriFone Holdings, Inc.*	45,100	338,701
Virtusa Corp.*	15,200	122,056
Wright Express Corp.*	22,800	580,716

		15,682,369

Semiconductors & Semiconductor Equipment (6.0%)
Actel Corp.*	11,900	127,687
Advanced Analogic Technologies, Inc.*	33,400	153,306
Advanced Energy Industries, Inc.*	17,300	155,527
Amkor Technology, Inc.*^	73,200	346,236
ANADIGICS, Inc.*	53,950	226,050
Applied Micro Circuits Corp.*	42,100	342,273
Atheros Communications, Inc.*^	238,800	4,594,512
ATMI, Inc.*	20,400	316,812
Brooks Automation, Inc.*	30,100	134,848
Cabot Microelectronics Corp.*^	14,100	398,889
Cavium Networks, Inc.*^	24,300	408,483
CEVA, Inc.*	16,600	144,088
Cirrus Logic, Inc.*	30,600	137,700
Cohu, Inc.	12,200	109,556
CSR plc*	44,386	256,072
Cymer, Inc.*	118,300	3,517,059
Diodes, Inc.*^	21,300	333,132
DSP Group, Inc.*	17,400	117,624
Entegris, Inc.*	88,900	241,808
Exar Corp.*	23,600	169,684
FEI Co.*^	22,100	506,090
FormFactor, Inc.*^	275,900	4,756,516
Hittite Microwave Corp.*^	131,400	4,566,150
IXYS Corp.	15,700	158,884
Kopin Corp.*	54,100	198,547
Kulicke & Soffa Industries, Inc.*	41,400	142,002
Lattice Semiconductor Corp.*	68,400	128,592
Micrel, Inc.	23,400	171,288
Microsemi Corp.*^	50,100	691,380
Microtune, Inc.*	36,000	84,240
MIPS Technologies, Inc.*	43,700	131,100
MKS Instruments, Inc.*	29,200	385,148
Monolithic Power Systems, Inc.*	22,700	508,707
Netlogic Microsystems, Inc.*	10,900	397,414
NVE Corp.*	3,300	160,380
OmniVision Technologies, Inc.*	33,200	344,948
ON Semiconductor Corp.*	1,115,870	7,654,868
Pericom Semiconductor Corp.*	16,800	141,456
Photronics, Inc.*	42,100	170,505
PLX Technology, Inc.*	27,200	102,544
PMC-Sierra, Inc.*	970,100	7,721,996
Power Integrations, Inc.^	17,900	425,841
RF Micro Devices, Inc.*	172,000	646,720
Rubicon Technology, Inc.*	11,800	168,504
Rudolph Technologies, Inc.*	29,900	165,048
Semitool, Inc.*	28,400	131,208
Semtech Corp.*	41,300	657,083
Sigma Designs, Inc.*	17,200	275,888
Silicon Image, Inc.*	44,300	101,890
Silicon Storage Technology, Inc.*^	51,742	96,758
Skyworks Solutions, Inc.*	568,100	5,556,018
Standard Microsystems Corp.*	14,600	298,570
Supertex, Inc.*^	6,692	168,036
Techwell, Inc.*	18,300	155,550

	Number of Shares	Value (Note 1)
Teradyne, Inc.*	585,300	$4,015,158
Tessera Technologies, Inc.*	32,600	824,454
Trident Microsystems, Inc.*^	66,000	114,840
TriQuint Semiconductor, Inc.*	93,700	497,547
Ultratech, Inc.*^	11,000	135,410
Veeco Instruments, Inc.*	29,288	339,448
Verigy Ltd.*	201,500	2,452,255
Volterra Semiconductor Corp.*^	14,800	194,472
Zoran Corp.*	33,400	364,060

		59,138,859

Software (4.4%)
ACI Worldwide, Inc.*	24,200	337,832
Actuate Corp.*	30,300	144,834
Advent Software, Inc.*^	10,500	344,295
American Software, Inc., Class A	27,600	158,976
ArcSight, Inc.*^	14,500	257,665
Ariba, Inc.*^	472,200	4,646,448
Blackbaud, Inc.	28,900	449,395
Blackboard, Inc.*^	18,600	536,796
Bottomline Technologies, Inc.*	17,700	159,477
Callidus Software, Inc.*	24,800	70,680
CommVault Systems, Inc.*	28,200	467,556
Concur Technologies, Inc.*^	28,000	870,240
Deltek, Inc.*	23,700	102,858
DemandTec, Inc.*^	12,700	111,760
Double-Take Software, Inc.*	14,000	121,100
Ebix, Inc.*	7,703	241,258
Entrust, Inc.*	62,200	112,582
Epicor Software Corp.*	34,700	183,910
EPIQ Systems, Inc.*^	20,700	317,745
Fair Isaac Corp.	28,400	439,064
FalconStor Software, Inc.*^	35,800	170,050
i2 Technologies, Inc.*^	12,600	158,130
Informatica Corp.*^	371,400	6,384,366
Interactive Intelligence, Inc.*	12,800	156,928
Jack Henry & Associates, Inc.^	56,100	1,164,075
JDA Software Group, Inc.*	17,700	264,792
Kenexa Corp.*	16,500	190,905
Lawson Software, Inc.*	92,100	513,918
Manhattan Associates, Inc.*	11,600	211,352
Mentor Graphics Corp.*	59,400	324,918
MicroStrategy, Inc., Class A*	5,900	296,298
Monotype Imaging Holdings, Inc.*^	18,000	122,580
MSC.Software Corp.*	32,220	214,585
Net 1 UEPS Technologies, Inc.*	30,216	410,635
NetScout Systems, Inc.*	19,100	179,158
NetSuite, Inc.*	13,000	153,530
OpenTV Corp., Class A*^	91,900	121,308
Opnet Technologies, Inc.^	8,900	81,524
Parametric Technology Corp.*	77,600	907,144
Pegasystems, Inc.	12,700	335,026
Phoenix Technologies Ltd.*	1,800	4,878
Progress Software Corp.*	29,100	616,047
PROS Holdings, Inc.*	20,200	164,024
QAD, Inc.	21,800	70,850
Quest Software, Inc.*	342,731	4,777,670
Radiant Systems, Inc.*	25,900	214,970
Renaissance Learning, Inc.	14,256	131,298
Rosetta Stone, Inc.*	5,800	159,152
Smith Micro Software, Inc.*	22,800	223,896
SolarWinds, Inc.*	10,800	178,092
Solera Holdings, Inc.*	46,550	1,182,370
Sourcefire, Inc.*	13,200	163,548
SPSS, Inc.*^	11,400	380,418

See Notes to Financial Statements. 15

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
SuccessFactors, Inc.*^	522,109	$4,792,961
SumTotal Systems, Inc.*	30,100	144,781
Sybase, Inc.*	93,500	2,930,290
Symyx Technologies, Inc.*	25,200	147,420
Synchronoss Technologies, Inc.*	14,300	175,461
Take-Two Interactive Software, Inc.*^	46,600	441,302
Taleo Corp., Class A*	20,900	381,843
TeleCommunication Systems, Inc., Class A*	15,900	113,049
THQ, Inc.*	47,478	339,943
TIBCO Software, Inc.*	117,500	842,475
TiVo, Inc.*^	70,000	733,600
Tyler Technologies, Inc.*	24,100	376,442
Ultimate Software Group, Inc.*^	16,000	387,840
Unica Corp.*	200	1,096
VASCO Data Security International, Inc.*	20,900	152,779
Wind River Systems, Inc.*	44,200	506,532

		43,170,720

Total Information Technology		211,350,368

Materials (3.1%)
Chemicals (2.1%)
A. Schulman, Inc.	12,800	193,408
Airgas, Inc.	122,600	4,968,978
American Vanguard Corp.	16,437	185,738
Arch Chemicals, Inc.^	16,000	393,440
Balchem Corp.^	11,800	289,336
Calgon Carbon Corp.*	300,400	4,172,556
Ferro Corp.^	42,900	117,975
GenTek, Inc.*	5,162	115,268
H.B. Fuller Co.	29,200	548,084
Hawkins, Inc.	6,600	149,028
ICO, Inc.*	1,000	2,720
Innophos Holdings, Inc.	10,400	175,656
Innospec, Inc.	17,900	192,425
Koppers Holdings, Inc.	13,500	355,995
Landec Corp.*	15,900	107,961
LSB Industries, Inc.*	12,500	202,125
Minerals Technologies, Inc.	11,300	407,026
NewMarket Corp.	8,400	565,572
NL Industries, Inc.^	23,211	171,297
Olin Corp.	51,200	608,768
OM Group, Inc.*^	18,400	533,968
Omnova Solutions, Inc.*	54,100	176,366
PolyOne Corp.*	61,000	165,310
Quaker Chemical Corp.	10,600	140,874
Rockwood Holdings, Inc.*	33,000	483,120
Sensient Technologies Corp.	31,600	713,212
ShengdaTech, Inc.*^	27,400	103,298
Solutia, Inc.*	545,200	3,140,352
Spartech Corp.	23,400	215,046
Stepan Co.	4,200	185,472
W.R. Grace & Co.*	47,600	588,812
Westlake Chemical Corp.^	13,100	267,109
Zep, Inc.	11,600	139,780
Zoltek Cos., Inc.*	17,300	168,156

		20,944,231

Construction Materials (0.1%)
Headwaters, Inc.*^	36,500	122,640
Texas Industries, Inc.^	15,300	479,808
U.S. Concrete, Inc.*	2,400	4,752

	Number of Shares	Value (Note 1)
United States Lime & Minerals, Inc.*^	3,600	$152,712

		759,912

Containers & Packaging (0.3%)
AEP Industries, Inc.*	4,700	124,033
Bway Holding Co.*	10,500	184,065
Graphic Packaging Holding Co.*	93,878	171,797
Myers Industries, Inc.	19,600	163,072
Rock-Tenn Co., Class A	25,700	980,712
Silgan Holdings, Inc.	17,900	877,637

		2,501,316

Metals & Mining (0.4%)
A.M. Castle & Co.	15,100	182,408
Allied Nevada Gold Corp.*^	24,500	197,470
AMCOL International Corp.^	18,000	388,440
Brush Engineered Materials, Inc.*^	11,100	185,925
Century Aluminum Co.*	30,400	189,392
China Precision Steel, Inc.*^	3,600	8,928
Coeur d’Alene Mines Corp.*^	44,070	542,061
General Moly, Inc.*	67,700	150,294
General Steel Holdings, Inc.*	1,500	5,955
Haynes International, Inc.*	7,000	165,900
Hecla Mining Co.*^	143,300	384,044
Horsehead Holding Corp.*	22,700	169,115
Kaiser Aluminum Corp.	10,200	366,282
Olympic Steel, Inc.^	6,900	168,843
RTI International Metals, Inc.*^	14,900	263,283
Stillwater Mining Co.*	33,575	191,713
US Gold Corp.*	64,000	168,960
Worthington Industries, Inc.	41,799	534,609

		4,263,622

Paper & Forest Products (0.2%)
Buckeye Technologies, Inc.*	26,200	117,638
Clearwater Paper Corp.*	7,014	177,384
Deltic Timber Corp.	7,100	251,837
Domtar Corp.*	27,800	460,924
Glatfelter	22,100	196,690
KapStone Paper and Packaging Corp.*	900	4,221
Louisiana-Pacific Corp.*	58,800	201,096
Neenah Paper, Inc.^	15,100	133,031
Schweitzer-Mauduit International, Inc.	10,200	277,542
Wausau Paper Corp.	29,100	195,552

		2,015,915

Total Materials		30,484,996

Telecommunication Services (1.2%)
Diversified Telecommunication Services (0.5%)
AboveNet, Inc.*	4,100	332,018
Alaska Communications Systems Group, Inc.^	20,400	149,328
Atlantic Tele-Network, Inc.	8,300	326,107
Cbeyond, Inc.*^	11,300	162,155
Cincinnati Bell, Inc.*	152,000	431,680
Cogent Communications Group, Inc.*	22,400	182,560
Consolidated Communications Holdings, Inc.	14,700	172,137
D&E Communications, Inc.	14,000	143,220
General Communication, Inc., Class A*	22,000	152,460
Global Crossing Ltd.*	22,650	207,927
Iowa Telecommunications Services, Inc.^	20,800	260,208
Neutral Tandem, Inc.*	21,950	647,964
NTELOS Holdings Corp.	18,000	331,560
PAETEC Holding Corp.*	91,196	246,229

See Notes to Financial Statements. 16

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Premiere Global Services, Inc.*	34,199	$370,717
Shenandoah Telecommunications Co.	13,764	279,272
SureWest Communications*	15,600	163,332

		4,558,874

Wireless Telecommunication Services (0.7%)
Centennial Communications Corp.*^	56,900	475,684
iPCS, Inc.*	13,900	207,944
SBA Communications Corp., Class A*^	235,300	5,774,262
Syniverse Holdings, Inc.*	45,800	734,174
USA Mobility, Inc.	12,643	161,325
Virgin Mobile USA, Inc., Class A*	42,200	169,644

		7,523,033

Total Telecommunication Services		12,081,907

Utilities (1.8%)
Electric Utilities (0.6%)
Allete, Inc.^	17,200	494,500
Central Vermont Public Service Corp.	9,239	167,226
Cleco Corp.^	39,700	890,074
El Paso Electric Co.*	27,100	378,316
Empire District Electric Co.	18,525	306,033
IDACORP, Inc.	29,800	778,972
MGE Energy, Inc.	15,400	516,670
Portland General Electric Co.	49,600	966,208
UIL Holdings Corp.	19,100	428,795
UniSource Energy Corp.	22,600	599,804
Unitil Corp.	7,300	150,526

		5,677,124

Gas Utilities (0.7%)
Chesapeake Utilities Corp.	6,700	217,951
Laclede Group, Inc.	14,800	490,324
New Jersey Resources Corp.	27,000	1,000,080
Nicor, Inc.	28,900	1,000,518
Northwest Natural Gas Co.^	17,300	766,736
Piedmont Natural Gas Co., Inc.	48,400	1,166,924
South Jersey Industries, Inc.	19,900	694,311
Southwest Gas Corp.	29,900	664,079
WGL Holdings, Inc.	31,800	1,018,236

		7,019,159

Independent Power Producers & Energy Traders (0.0%)
U.S. Geothermal, Inc.*	3,500	4,970

Multi-Utilities (0.3%)
Avista Corp.	35,900	639,379
Black Hills Corp.^	26,000	597,740
CH Energy Group, Inc.	10,900	509,030
NorthWestern Corp.	24,091	548,311
PNM Resources, Inc.	58,000	621,180

		2,915,640

Water Utilities (0.2%)
American States Water Co.	10,300	356,792
Artesian Resources Corp., Class A	9,700	154,521
Cadiz, Inc.*	12,500	120,375
California Water Service Group	12,900	475,236
Connecticut Water Service, Inc.	11,900	258,111
Consolidated Water Co., Inc.	9,200	145,820
Middlesex Water Co.	8,474	122,449
SJW Corp.^	6,100	138,470
Southwest Water Co.^	25,350	139,932

	Number of Shares	Value (Note 1)
York Water Co.	10,300	$157,899

		2,069,605

Total Utilities		17,686,498

Total Common Stocks (99.5%) (Cost $884,663,316)		984,605,754

	Number of Shares	Value (Note 1)
INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.0%)
Kayne Anderson Energy Development Co. (Cost $10,184)	1,300	17,238

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Household Durables (0.0%)
Sealy Corp., expiring 7/2/09* (Cost $30,054)	44,100	93,492

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (13.9%)
BBVA Senior Finance S.A.
0.69%, 3/12/10 (l)	$15,000,000	14,800,935
Calyon/New York
0.41%, 7/2/10 (l)	4,998,834	4,907,401
General Electric Capital Corp.
0.40%, 3/12/10 (l)	15,000,000	14,749,170
Goldman Sachs & Co., Repurchase Agreement
0.05%, 7/1/09 (r)(v)	59,277,679	59,277,679
MassMutual Global Funding II
0.40%, 3/26/10 (l)	14,000,000	13,873,678
Monumental Global Funding II
0.40%, 3/26/10 (l)	10,000,000	9,619,560
Monumental Global Funding Ltd.
0.71%, 5/24/10 (l)	5,500,000	5,274,874
Pricoa Global Funding I
0.41%, 12/15/09 (l)	11,000,000	10,606,211
0.40%, 6/25/10 (l)	4,999,500	4,607,554

Total Short-Term Investments of Cash Collateral for Securities Loaned		137,717,062

Time Deposit (0.9%)
JPMorgan Chase Nassau
0.000%, 7/1/09	9,001,704	9,001,704

Total Short-Term Investments (14.8%) (Cost/Amortized Cost $148,777,717)		146,718,766

Total Investments (114.3%) (Cost/Amortized Cost $1,033,481,271)		1,131,435,250
Other Assets Less Liabilities (-14.3%)		(141,755,771)

Net Assets (100%)		$989,679,479

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).

See Notes to Financial Statements. 17

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

†	Securities (totaling $104 or 0.0% of net assets) at fair value.
(b)	Illiquid Security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% - 6.176%, maturing 4/15/18 - 5/1/39; Federal National Mortgage Association, 0.000% - 7.500%, maturing 2/1/18 - 5/1/39; Government National Mortgage Association, 0.465% - 5.500%, maturing 11/16/31 - 8/16/44.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$168,580,681	$–	$–	$168,580,681
Consumer Staples	20,816,724	–	–	20,816,724
Energy	51,415,913	–	–	51,415,913
Financials	130,041,190	–	104	130,041,294
Health Care	172,129,131	–	–	172,129,131
Industrials	170,018,242	–	–	170,018,242
Information Technology	211,094,296	256,072	–	211,350,368
Materials	30,484,996	–	–	30,484,996
Telecommunication Services	12,081,907	–	–	12,081,907
Utilities	17,686,498	–	–	17,686,498
Investment Companies
Exchange Traded Funds (ETFs)	17,238	–	–	17,238
Rights
Consumer Discretionary	93,492	–	–	93,492
Short-Term Investments	–	146,718,766	–	146,718,766
Total Asset	$984,460,308	$146,974,838	$104	$1,131,435,250
Total Liability	$–	$–	$–	$–
Total	$984,460,308	$146,974,838	$104	$1,131,435,250

See Notes to Financial Statements. 18

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	104	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$104	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$104	$—

* Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	–	*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$–

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	828,635	–	–	828,635
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$828,635	$–	$–	$828,635

See Notes to Financial Statements. 19

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$–	$–	$–	$–

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$453,257,095
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$290,826,158
As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$120,701,322
Aggregate gross unrealized depreciation	(49,589,650)

Net unrealized appreciation	$71,111,672

Federal income tax cost of investments	$1,060,323,578

At June 30, 2009, the Portfolio had loaned securities with a total value of $134,789,006. This was secured by collateral of $139,776,013 which was received as cash and subsequently invested in short-term investments currently valued at $137,717,062, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $52,792, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $93,412,448 of which $1,353,060 expires in the year 2009, and $92,059,388 expires in the year 2016.

See Notes to Financial Statements. 20

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.9%)
Auto Components (0.3%)
BorgWarner, Inc.^	56,300	$1,922,645
Cooper Tire & Rubber Co.^	81,700	810,464
Federal Mogul Corp.*^	69,800	659,610
Fuel Systems Solutions, Inc.*^	11,700	236,223
Gentex Corp.^	62,900	729,640
Goodyear Tire & Rubber Co.*	117,000	1,317,420
Johnson Controls, Inc.^	269,700	5,857,884
TRW Automotive Holdings Corp.*^	94,200	1,064,460
WABCO Holdings, Inc.	29,100	515,070

		13,113,416

Automobiles (0.3%)
Ford Motor Co.*	1,329,400	8,069,458
Harley-Davidson, Inc.^	108,500	1,758,785
Thor Industries, Inc.	25,400	466,598

		10,294,841

Distributors (0.1%)
Genuine Parts Co.^	70,700	2,372,692
LKQ Corp.*^	62,200	1,023,190

		3,395,882

Diversified Consumer Services (0.4%)
American Public Education, Inc.*^	8,600	340,646
Apollo Group, Inc., Class A*	52,400	3,726,688
Capella Education Co.*^	7,800	467,610
Career Education Corp.*	39,400	980,666
Coinstar, Inc.*^	19,900	531,330
Corinthian Colleges, Inc.*^	34,300	580,699
DeVry, Inc.	25,500	1,276,020
H&R Block, Inc.	141,300	2,434,599
Hillenbrand, Inc.^	26,700	444,288
ITT Educational Services, Inc.*	15,900	1,600,494
K12, Inc.*^	16,500	355,575
Matthews International Corp., Class A^	13,300	413,896
Regis Corp.	40,600	706,846
Service Corp. International^	117,700	644,996
Sotheby’s, Inc.^	48,300	681,513
Strayer Education, Inc.^	5,900	1,286,849
Weight Watchers International, Inc.^	15,500	399,435

		16,872,150

Hotels, Restaurants & Leisure (1.7%)
Bally Technologies, Inc.*	26,600	795,872
Bob Evans Farms, Inc.	23,100	663,894
Brinker International, Inc.^	49,900	849,797
Burger King Holdings, Inc.^	33,000	569,910
Carnival Corp.	190,500	4,909,185
CEC Entertainment, Inc.*^	21,600	636,768
Cheesecake Factory, Inc.*	52,600	909,980
Chipotle Mexican Grill, Inc., Class A*^	14,800	1,184,000
Choice Hotels International, Inc.^	15,500	412,455
Darden Restaurants, Inc.^	62,300	2,054,654
Gaylord Entertainment Co.*	30,900	392,739
International Game Technology	142,900	2,272,110
International Speedway Corp., Class A	14,900	381,589
Jack in the Box, Inc.*^	25,200	565,740
Las Vegas Sands Corp.*^	77,200	606,792
Life Time Fitness, Inc.*^	25,100	502,251
Marriott International, Inc., Class A^	129,777	2,864,181
McDonald’s Corp.	491,100	28,233,339

	Number of Shares	Value (Note 1)
Panera Bread Co., Class A*	12,200	$608,292
Papa John’s International, Inc.*^	23,600	585,044
Royal Caribbean Cruises Ltd.^	60,800	823,232
Scientific Games Corp., Class A*^	30,000	473,100
Sonic Corp.*^	47,600	477,428
Speedway Motorsports, Inc.^	27,700	381,152
Starbucks Corp.*	319,100	4,432,299
Starwood Hotels & Resorts Worldwide, Inc.^	85,800	1,904,760
Texas Roadhouse, Inc., Class A*	62,600	682,966
Tim Hortons, Inc.	83,900	2,058,906
Vail Resorts, Inc.*	16,600	445,212
Wendy’s/Arby’s Group, Inc., Class A^	189,500	758,000
WMS Industries, Inc.*^	19,600	617,596
Wyndham Worldwide Corp.	79,300	961,116
Wynn Resorts Ltd.*^	21,800	769,540
Yum! Brands, Inc.	207,600	6,921,384

		71,705,283

Household Durables (0.4%)
Black & Decker Corp.	27,000	773,820
Centex Corp.	53,800	455,148
D.R. Horton, Inc.^	142,400	1,332,864
Ethan Allen Interiors, Inc.	25,900	268,324
Fortune Brands, Inc.^	65,100	2,261,574
Harman International Industries, Inc.^	25,700	483,160
Jarden Corp.*	29,900	560,625
KB Home^	33,700	461,016
Leggett & Platt, Inc.^	69,300	1,055,439
Lennar Corp., Class A	60,900	590,121
M.D.C. Holdings, Inc.^	15,500	466,705
Meritage Homes Corp.*	35,900	677,074
Mohawk Industries, Inc.*	25,700	916,976
Newell Rubbermaid, Inc.^	123,300	1,283,553
Pulte Homes, Inc.^	96,000	847,680
Ryland Group, Inc.	25,500	427,380
Snap-On, Inc.^	25,100	721,374
Stanley Works	34,200	1,157,328
Tempur-Pedic International, Inc.	58,100	759,367
Toll Brothers, Inc.*^	55,500	941,835
Tupperware Brands Corp.	27,600	718,152
Whirlpool Corp.^	33,500	1,425,760

		18,585,275

Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*	138,900	11,620,374
Expedia, Inc.*	90,000	1,359,900
Liberty Media Corp., Interactive, Class A*	299,000	1,497,990
Netflix, Inc.*^	18,800	777,192
priceline.com, Inc.*	16,000	1,784,800

		17,040,256

Leisure Equipment & Products (0.1%)
Callaway Golf Co.^	41,600	210,912
Eastman Kodak Co.^	133,300	394,568
Hasbro, Inc.	53,700	1,301,688
JAKKS Pacific, Inc.*^	21,100	270,713
Mattel, Inc.	153,000	2,455,650
Polaris Industries, Inc.	14,200	456,104
Pool Corp.^	25,400	420,624

		5,510,259

Media (2.7%)
Arbitron, Inc.	14,700	233,583

See Notes to Financial Statements. 21

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Cablevision Systems Corp. - New York Group, Class A	99,400	$1,929,354
CBS Corp., Class B^	260,700	1,804,044
Central European Media Enterprises Ltd., Class A*^	21,200	417,428
Cinemark Holdings, Inc.	50,400	570,528
Clear Channel Outdoor Holdings, Inc., Class A*^	90,600	480,180
Comcast Corp., Class A	1,216,274	17,623,810
CTC Media, Inc.*^	110,200	1,302,564
DIRECTV Group, Inc.*^	196,100	4,845,631
Discovery Communications, Inc., Class C*	118,500	2,432,805
DISH Network Corp., Class A*	114,100	1,849,561
Gannett Co., Inc.	104,200	371,994
Interactive Data Corp.^	19,100	441,974
Interpublic Group of Cos., Inc.*	207,900	1,049,895
Lamar Advertising Co., Class A*^	37,000	564,990
Liberty Global, Inc., Class A*	150,400	2,389,856
Liberty Media Corp., Capital Series, Class A*	81,600	1,106,496
Liberty Media Corp., Entertainment Series, Class A*	259,400	6,938,950
Live Nation, Inc.*	50,700	246,402
Marvel Entertainment, Inc.*^	21,100	750,949
McGraw-Hill Cos., Inc.	140,900	4,242,499
Mediacom Communications Corp., Class A*	105,600	539,616
Meredith Corp.	24,200	618,310
Morningstar, Inc.*	13,000	535,990
New York Times Co., Class A^	66,300	365,313
News Corp., Class A	981,194	8,938,677
Omnicom Group, Inc.	140,200	4,427,516
Scholastic Corp.^	24,900	492,771
Time Warner Cable, Inc.	152,603	4,832,937
Time Warner, Inc.^	516,066	12,999,703
Viacom, Inc., Class B*	247,800	5,625,060
Virgin Media, Inc.	133,700	1,250,095
Walt Disney Co.^	823,757	19,218,251
Warner Music Group Corp.*	136,900	800,865
World Wrestling Entertainment, Inc., Class A^	32,700	410,712

		112,649,309

Multiline Retail (0.8%)
99 Cents Only Stores*^	32,700	444,066
Big Lots, Inc.*	35,800	752,874
Dollar Tree, Inc.*	36,900	1,553,490
Family Dollar Stores, Inc.^	55,200	1,562,160
J.C. Penney Co., Inc.^	105,600	3,031,776
Kohl’s Corp.*	142,800	6,104,700
Macy’s, Inc.^	203,500	2,393,160
Nordstrom, Inc.^	78,400	1,559,376
Saks, Inc.*^	86,100	381,423
Sears Holdings Corp.*^	25,800	1,716,216
Target Corp.^	333,500	13,163,245

		32,662,486

Specialty Retail (2.1%)
Aaron’s, Inc.^	19,700	587,454
Advance Auto Parts, Inc.^	42,500	1,763,325
American Eagle Outfitters, Inc.^	75,700	1,072,669
AnnTaylor Stores Corp.*^	55,500	442,890
AutoNation, Inc.*^	67,400	1,169,390
AutoZone, Inc.*	17,100	2,583,981
Barnes & Noble, Inc.	24,100	497,183

	Number of Shares	Value (Note 1)
bebe Stores, Inc.	62,000	$426,560
Bed Bath & Beyond, Inc.*	117,600	3,616,200
Best Buy Co., Inc.	148,600	4,976,614
Buckle, Inc.^	19,100	606,807
Cabela’s, Inc.*	62,200	765,060
CarMax, Inc.*^	99,200	1,458,240
Collective Brands, Inc.*	33,600	489,552
Dick’s Sporting Goods, Inc.*^	41,500	713,800
Dress Barn, Inc.*^	52,000	743,600
DSW, Inc., Class A*^	33,900	333,915
Foot Locker, Inc.^	68,400	716,148
GameStop Corp., Class A*	72,600	1,597,926
Gap, Inc.	213,700	3,504,680
Guess?, Inc.	29,000	747,620
Gymboree Corp.*^	18,600	659,928
Home Depot, Inc.	720,400	17,023,052
J. Crew Group, Inc.*	29,300	791,686
Limited Brands, Inc.	118,600	1,419,642
Lowe’s Cos., Inc.	626,400	12,158,424
Men’s Wearhouse, Inc.	34,000	652,120
Office Depot, Inc.*	198,000	902,880
O’Reilly Automotive, Inc.*^	56,300	2,143,904
Penske Automotive Group, Inc.	64,000	1,064,960
PetSmart, Inc.	54,500	1,169,570
RadioShack Corp.^	61,100	852,956
Rent-A-Center, Inc.*	32,400	577,692
Ross Stores, Inc.^	58,400	2,254,240
Sally Beauty Holdings, Inc.*^	99,900	635,364
Sherwin-Williams Co.	42,100	2,262,875
Staples, Inc.^	308,500	6,222,445
Tiffany & Co.	54,100	1,371,976
TJX Cos., Inc.	181,900	5,722,574
Tractor Supply Co.*^	15,500	640,460
Urban Outfitters, Inc.*^	48,700	1,016,369
Williams-Sonoma, Inc.^	52,900	627,923

		88,984,654

Textiles, Apparel & Luxury Goods (0.6%)
Carter’s, Inc.*	24,000	590,640
Coach, Inc.	150,200	4,037,376
Columbia Sportswear Co.^	12,000	371,040
Deckers Outdoor Corp.*^	6,000	421,620
Fossil, Inc.*^	26,200	630,896
Hanesbrands, Inc.*^	42,700	640,927
Iconix Brand Group, Inc.*	40,800	627,504
Jones Apparel Group, Inc.^	51,900	556,887
Liz Claiborne, Inc.^	71,600	206,208
NIKE, Inc., Class B	158,900	8,227,842
Phillips-Van Heusen Corp.^	23,000	659,870
Polo Ralph Lauren Corp.	26,800	1,434,872
Skechers U.S.A., Inc., Class A*^	35,000	341,950
Timberland Co., Class A*^	36,300	481,701
Under Armour, Inc., Class A*^	16,400	367,032
VF Corp.	38,200	2,114,370
Warnaco Group, Inc.*^	22,800	738,720
Wolverine World Wide, Inc.	21,100	465,466

		22,914,921

Total Consumer Discretionary		413,728,732

Consumer Staples (10.6%)
Beverages (2.4%)
Brown-Forman Corp., Class B	44,300	1,904,014
Central European Distribution Corp.*	17,900	475,603
Coca-Cola Co.	1,003,400	48,153,166
Coca-Cola Enterprises, Inc.	134,700	2,242,755

See Notes to Financial Statements. 22

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Constellation Brands, Inc., Class A*	80,700	$1,023,276
Dr. Pepper Snapple Group, Inc.*	111,500	2,362,685
Hansen Natural Corp.*	29,100	896,862
Molson Coors Brewing Co., Class B	48,700	2,061,471
Pepsi Bottling Group, Inc.	59,200	2,003,328
PepsiCo, Inc.	687,200	37,768,512

		98,891,672

Food & Staples Retailing (2.6%)
Arden Group, Inc., Class A^	2,800	350,280
BJ’s Wholesale Club, Inc.*	24,800	799,304
Casey’s General Stores, Inc.^	20,700	531,783
Costco Wholesale Corp.^	186,000	8,500,200
CVS Caremark Corp.	622,700	19,845,449
Kroger Co.	272,200	6,002,010
Nash Finch Co.^	10,300	278,718
Ruddick Corp.^	16,800	393,624
Safeway, Inc.	189,800	3,866,226
Spartan Stores, Inc.^	16,400	203,524
SUPERVALU, Inc.	93,400	1,209,530
Sysco Corp.	260,300	5,851,544
United Natural Foods, Inc.*^	20,200	530,250
Walgreen Co.	415,400	12,212,760
Wal-Mart Stores, Inc.	943,300	45,693,452
Weis Markets, Inc.^	12,700	425,704
Whole Foods Market, Inc.^	60,800	1,153,984
Winn-Dixie Stores, Inc.*^	28,400	356,136

		108,204,478

Food Products (1.7%)
Archer-Daniels-Midland Co.	279,000	7,468,830
Bunge Ltd.^	51,400	3,096,850
Cal-Maine Foods, Inc.^	16,800	419,328
Campbell Soup Co.	91,000	2,677,220
ConAgra Foods, Inc.	193,700	3,691,922
Corn Products International, Inc.	30,100	806,379
Darling International, Inc.*	86,300	569,580
Dean Foods Co.*^	56,800	1,089,992
Del Monte Foods Co.	84,800	795,424
Fresh Del Monte Produce, Inc.*	21,500	349,590
General Mills, Inc.	139,700	7,825,994
Green Mountain Coffee Roasters, Inc.*^	3,623	214,162
H.J. Heinz Co.^	134,400	4,798,080
Hain Celestial Group, Inc.*^	20,900	326,249
Hershey Co.^	65,300	2,350,800
Hormel Foods Corp.	30,000	1,036,200
J&J Snack Foods Corp.^	13,900	499,010
J.M. Smucker Co.	52,037	2,532,120
Kellogg Co.	105,600	4,917,792
Kraft Foods, Inc., Class A	636,800	16,136,512
Lancaster Colony Corp.^	14,100	621,387
Lance, Inc.^	21,600	499,608
McCormick & Co., Inc. (Non-Voting)	48,400	1,574,452
Ralcorp Holdings, Inc.*^	24,500	1,492,540
Sara Lee Corp.	305,100	2,977,776
Smithfield Foods, Inc.*^	64,800	905,256
Synutra International, Inc.*^	39,100	430,100
Tootsie Roll Industries, Inc.	16,892	383,280
TreeHouse Foods, Inc.*^	15,700	451,689
Tyson Foods, Inc., Class A	177,700	2,240,797

		73,178,919

Household Products (2.2%)
Church & Dwight Co., Inc.^	28,600	1,553,266
Clorox Co.	58,100	3,243,723
Colgate-Palmolive Co.^	214,500	15,173,730

	Number of Shares	Value (Note 1)
Energizer Holdings, Inc.*	25,500	$1,332,120
Kimberly-Clark Corp.	174,800	9,164,764
Procter & Gamble Co.	1,243,700	63,553,070

		94,020,673

Personal Products (0.3%)
Avon Products, Inc.	196,300	5,060,614
Chattem, Inc.*	26,300	1,791,030
Estee Lauder Cos., Inc., Class A	41,500	1,355,805
Herbalife Ltd.	29,400	927,276
Mead Johnson Nutrition Co., Class A*	39,400	1,251,738
USANA Health Sciences, Inc.*^	11,900	353,787

		10,740,250

Tobacco (1.4%)
Altria Group, Inc.	902,000	14,783,780
Lorillard, Inc.	74,200	5,028,534
Philip Morris International, Inc.	859,310	37,483,102
Reynolds American, Inc.	73,900	2,854,018
Vector Group Ltd.	26,100	372,969

		60,522,403

Total Consumer Staples		445,558,395

Energy (11.3%)
Energy Equipment & Services (1.9%)
Atwood Oceanics, Inc.*	25,000	622,750
Baker Hughes, Inc.	139,500	5,083,380
BJ Services Co.^	126,800	1,728,284
Bristow Group, Inc.*^	18,000	533,340
Cal Dive International, Inc.*	60,000	517,800
Cameron International Corp.*	99,700	2,821,510
CARBO Ceramics, Inc.^	9,700	331,740
Complete Production Services, Inc.*	42,100	267,756
Diamond Offshore Drilling, Inc.^	30,200	2,508,110
Dresser-Rand Group, Inc.*	37,500	978,750
Dril-Quip, Inc.*	20,100	765,810
ENSCO International, Inc.	63,300	2,207,271
Exterran Holdings, Inc.*	30,300	486,012
FMC Technologies, Inc.*^	60,700	2,281,106
GulfMark Offshore, Inc.*^	13,500	372,600
Halliburton Co.	379,700	7,859,790
Helix Energy Solutions Group, Inc.*^	43,000	467,410
Helmerich & Payne, Inc.^	46,700	1,441,629
Hornbeck Offshore Services, Inc.*^	19,700	421,383
ION Geophysical Corp.*^	93,100	239,267
Key Energy Services, Inc.*	77,000	443,520
Lufkin Industries, Inc.^	8,800	370,040
Nabors Industries Ltd.*	116,700	1,818,186
National Oilwell Varco, Inc.*	185,300	6,051,898
Oceaneering International, Inc.*	24,000	1,084,800
Oil States International, Inc.*^	21,900	530,199
Patterson-UTI Energy, Inc.	63,600	817,896
Pride International, Inc.*^	74,400	1,864,464
Rowan Cos., Inc.^	49,200	950,544
Schlumberger Ltd.	523,100	28,304,941
SEACOR Holdings, Inc.*	8,700	654,588
Smith International, Inc.	95,900	2,469,425
Superior Energy Services, Inc.*^	34,900	602,723
Tidewater, Inc.	22,900	981,723
Unit Corp.*	20,200	556,914
Willbros Group, Inc.*	44,500	556,695

		79,994,254

Oil, Gas & Consumable Fuels (9.4%)
Alpha Natural Resources, Inc.*	28,200	740,814
Anadarko Petroleum Corp.	202,800	9,205,092

See Notes to Financial Statements. 23

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Apache Corp.	140,400	$10,129,860
Apco Argentina, Inc.^	16,300	313,449
Arch Coal, Inc.^	60,400	928,348
Arena Resources, Inc.*^	16,400	522,340
Atlas America, Inc.^	20,100	359,187
Berry Petroleum Co., Class A^	23,500	436,865
Bill Barrett Corp.*	20,300	557,438
BPZ Resources, Inc.*^	56,300	275,307
Cabot Oil & Gas Corp.	44,600	1,366,544
Carrizo Oil & Gas, Inc.*^	19,100	327,565
Chesapeake Energy Corp.^	250,700	4,971,381
Chevron Corp.	855,400	56,670,250
Clayton Williams Energy, Inc.*	8,800	166,056
CNX Gas Corp.*	55,400	1,455,358
Comstock Resources, Inc.*	19,000	627,950
ConocoPhillips	632,200	26,590,332
Consol Energy, Inc.	79,500	2,699,820
Contango Oil & Gas Co.*^	8,800	373,912
Continental Resources, Inc.*^	65,300	1,812,075
Denbury Resources, Inc.*	112,400	1,655,652
Devon Energy Corp.	190,500	10,382,250
El Paso Corp.	299,900	2,768,077
Encore Acquisition Co.*	22,700	700,295
EOG Resources, Inc.	104,500	7,097,640
EXCO Resources, Inc.*^	62,100	802,332
Exxon Mobil Corp.#	2,082,100	145,559,611
Forest Oil Corp.*^	40,000	596,800
Foundation Coal Holdings, Inc.	25,800	725,238
Frontier Oil Corp.	45,200	592,572
Frontline Ltd.^	17,400	423,864
GMX Resources, Inc.*^	11,700	124,488
Hess Corp.	126,200	6,783,250
Holly Corp.^	23,200	417,136
International Coal Group, Inc.*^	148,900	425,854
Marathon Oil Corp.	314,100	9,463,833
Mariner Energy, Inc.*	38,500	452,375
Massey Energy Co.	34,200	668,268
McMoRan Exploration Co.*	37,600	224,096
Murphy Oil Corp.	84,400	4,584,608
Newfield Exploration Co.*	57,500	1,878,525
Noble Energy, Inc.	70,400	4,151,488
Nordic American Tanker Shipping Ltd.^	14,600	464,572
Occidental Petroleum Corp.	354,600	23,336,226
Overseas Shipholding Group, Inc.^	11,700	398,268
Patriot Coal Corp.*^	34,900	222,662
Peabody Energy Corp.	113,400	3,420,144
Penn Virginia Corp.	18,700	306,119
Petrohawk Energy Corp.*	106,200	2,368,260
Pioneer Natural Resources Co.^	51,300	1,308,150
Plains Exploration & Production Co.*	51,300	1,403,568
Quicksilver Resources, Inc.*^	44,800	416,192
Range Resources Corp.	65,000	2,691,650
SandRidge Energy, Inc.*^	42,500	362,100
Ship Finance International Ltd.	30,700	338,621
Southern Union Co.	49,100	902,949
Southwestern Energy Co.*	146,100	5,675,985
Spectra Energy Corp.	277,900	4,702,068
St. Mary Land & Exploration Co.^	25,800	538,446
Stone Energy Corp.*	18,200	135,044
Sunoco, Inc.	49,000	1,136,800
Swift Energy Co.*	15,600	259,740
Teekay Corp.^	26,100	548,883
Tesoro Corp.^	54,900	698,877

	Number of Shares	Value (Note 1)
Valero Energy Corp.	220,900	$3,731,001
W&T Offshore, Inc.	26,200	255,188
Western Refining, Inc.*	50,200	354,412
Whiting Petroleum Corp.*	18,000	632,880
Williams Cos., Inc.	258,800	4,039,868
World Fuel Services Corp.^	13,700	564,851
XTO Energy, Inc.	238,300	9,088,762

		391,310,481

Total Energy		471,304,735

Financials (14.1%)
Capital Markets (2.9%)
Affiliated Managers Group, Inc.*^	19,200	1,117,248
Allied Capital Corp.^	148,000	515,040
American Capital Ltd.^	55,935	179,551
Ameriprise Financial, Inc.^	108,000	2,621,160
Apollo Investment Corp.	63,900	383,400
Ares Capital Corp.^	70,900	571,454
Bank of New York Mellon Corp.	510,100	14,951,031
BlackRock, Inc.^	7,900	1,385,818
Charles Schwab Corp.	409,484	7,182,349
Cohen & Steers, Inc.^	33,000	493,350
E*TRADE Financial Corp.*^	247,100	316,288
Eaton Vance Corp.	48,700	1,302,725
Federated Investors, Inc., Class B^	36,200	872,058
Franklin Resources, Inc.^	72,900	5,249,529
GAMCO Investors, Inc., Class A	13,200	640,200
GLG Partners, Inc.^	149,700	612,273
Goldman Sachs Group, Inc.	214,830	31,674,535
Greenhill & Co., Inc.^	7,800	563,238
Invesco Ltd.	178,800	3,186,216
Investment Technology Group, Inc.*^	23,400	477,126
Jefferies Group, Inc.*	60,000	1,279,800
KBW, Inc.*^	18,300	526,308
Knight Capital Group, Inc., Class A*	39,400	671,770
Lazard Ltd., Class A^	34,300	923,356
Legg Mason, Inc.^	56,400	1,375,032
Morgan Stanley	542,843	15,476,454
Northern Trust Corp.	101,000	5,421,680
optionsXpress Holdings, Inc.	27,100	420,863
Piper Jaffray Cos., Inc.*	12,500	545,875
Raymond James Financial, Inc.^	56,300	968,923
Riskmetrics Group, Inc.*^	32,100	566,886
SEI Investments Co.	58,800	1,060,752
State Street Corp.	210,900	9,954,480
Stifel Financial Corp.*^	11,200	538,608
T. Rowe Price Group, Inc.^	118,300	4,929,561
TD Ameritrade Holding Corp.*	127,123	2,229,738
Teton Advisors, Inc.(b)*†	197	382

		121,185,057

Commercial Banks (2.8%)
Associated Banc-Corp	55,700	696,250
BancFirst Corp.^	8,900	307,762
Bank of Hawaii Corp.^	20,500	734,515
Bank of the Ozarks, Inc.^	13,600	294,168
BB&T Corp.^	276,300	6,073,074
BOK Financial Corp.^	9,400	354,098
Boston Private Financial Holdings, Inc.^	57,700	258,496
Capital City Bank Group, Inc.^	15,400	259,490
CapitalSource, Inc.	98,400	480,192
Cathay General Bancorp^	21,500	204,465
Chemical Financial Corp.^	15,800	314,578
City Holding Co.^	10,900	330,924

See Notes to Financial Statements. 24

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
City National Corp./California	18,400	$677,672
Colonial BancGroup, Inc.^	171,200	106,144
Comerica, Inc.	65,900	1,393,785
Commerce Bancshares, Inc./Missouri	24,500	779,835
Community Bank System, Inc.^	17,900	260,624
Community Trust Bancorp, Inc.^	13,600	363,800
Cullen/Frost Bankers, Inc.^	24,200	1,116,104
CVB Financial Corp.^	35,000	208,950
East West Bancorp, Inc.^	26,400	171,336
F.N.B. Corp./Pennsylvania	38,100	235,839
Fifth Third Bancorp	222,900	1,582,590
First Bancorp/Puerto Rico^	42,400	167,480
First Busey Corp.^	24,100	177,135
First Citizens BancShares, Inc./North Carolina, Class A	2,700	360,855
First Commonwealth Financial Corp.	38,600	244,724
First Financial Bancorp^	32,400	243,648
First Financial Bankshares, Inc.^	8,700	438,132
First Financial Corp./Indiana^	10,700	337,906
First Horizon National Corp.*	94,414	1,132,967
First Midwest Bancorp, Inc./Illinois	20,700	151,317
FirstMerit Corp.^	33,624	570,936
Glacier Bancorp, Inc.^	24,600	363,342
Hancock Holding Co.^	10,700	347,643
Harleysville National Corp.	32,100	150,870
Huntington Bancshares, Inc./Ohio	166,100	694,298
IBERIABANK Corp.^	8,400	331,044
Independent Bank Corp./Massachusetts	16,700	328,990
International Bancshares Corp.	22,000	226,820
Investors Bancorp, Inc.*	30,300	277,548
KeyCorp	208,700	1,093,588
M&T Bank Corp.^	29,400	1,497,342
Marshall & Ilsley Corp.	371,600	1,783,680
MB Financial, Inc.^	15,900	162,021
National Penn Bancshares, Inc.^	32,500	149,825
NBT Bancorp, Inc.^	16,500	358,215
Old National Bancorp/Indiana^	28,300	277,906
Pacific Capital Bancorp N.A.	26,400	56,496
PacWest Bancorp	14,900	196,084
Park National Corp.^	6,500	367,120
Pinnacle Financial Partners, Inc.*^	15,700	209,124
PNC Financial Services Group, Inc.	185,158	7,185,982
Popular, Inc.^	123,100	270,820
PrivateBancorp, Inc.	12,300	273,552
Prosperity Bancshares, Inc.^	15,900	474,297
Regions Financial Corp.	493,400	1,993,336
Republic Bancorp, Inc./Kentucky, Class A	18,900	426,951
S&T Bancorp, Inc.^	13,000	158,080
Signature Bank/New York*	14,400	390,528
Sterling Bancshares, Inc./Texas^	55,900	353,847
SunTrust Banks, Inc.^	156,900	2,581,005
Susquehanna Bancshares, Inc.^	35,400	173,106
SVB Financial Group*	13,000	353,860
Synovus Financial Corp.	129,100	386,009
TCF Financial Corp.^	55,900	747,383
Texas Capital Bancshares, Inc.*^	25,300	391,391
Tompkins Financial Corp.^	8,400	402,780
TowneBank/Virginia	19,300	270,200
Trustmark Corp.	22,600	436,632
U.S. Bancorp^	810,600	14,525,952
UCBH Holdings, Inc.^	94,500	119,070
UMB Financial Corp.^	12,900	490,329

	Number of Shares	Value (Note 1)
Umpqua Holdings Corp.^	26,400	$204,864
United Bankshares, Inc.^	15,700	306,778
United Community Banks, Inc./Georgia*^	34,995	209,620
Valley National Bancorp^	60,900	712,530
Webster Financial Corp.^	25,700	206,885
Wells Fargo & Co.	2,029,429	49,233,947
WesBanco, Inc.^	16,900	245,726
Westamerica Bancorporation	12,300	610,203
Western Alliance Bancorp*	34,500	235,980
Whitney Holding Corp./Louisiana	27,400	250,984
Wilmington Trust Corp.	28,400	387,944
Wintrust Financial Corp.^	17,700	284,616
Zions Bancorporation^	50,100	579,156

		115,776,090

Consumer Finance (0.5%)
American Express Co.	440,566	10,238,754
AmeriCredit Corp.*^	77,600	1,051,480
Capital One Financial Corp.	167,900	3,673,652
Cash America International, Inc.	14,600	341,494
Credit Acceptance Corp.*^	28,800	629,280
Discover Financial Services	233,900	2,402,153
EZCORP, Inc., Class A*	26,400	284,592
First Cash Financial Services, Inc.*^	29,400	515,088
SLM Corp.*^	187,484	1,925,461

		21,061,954

Diversified Financial Services (3.0%)
Bank of America Corp.	3,265,464	43,104,125
Citigroup, Inc.^	2,359,022	7,006,295
CME Group, Inc.	29,283	9,110,234
Interactive Brokers Group, Inc., Class A*	21,500	333,895
IntercontinentalExchange, Inc.*^	32,000	3,655,680
JPMorgan Chase & Co.	1,599,300	54,552,123
Leucadia National Corp.*	87,600	1,847,484
Moody’s Corp.	90,800	2,392,580
MSCI, Inc., Class A*	30,000	733,200
NASDAQ OMX Group, Inc.*	58,300	1,242,373
NYSE Euronext	109,400	2,981,150

		126,959,139

Insurance (2.7%)
Aflac, Inc.^	207,000	6,435,630
Alleghany Corp.*^	2,142	580,482
Allied World Assurance Co. Holdings Ltd./Bermuda	20,100	820,683
Allstate Corp.	238,900	5,829,160
American Financial Group, Inc./Ohio	32,700	705,666
American International Group, Inc.^	901,700	1,045,972
American National Insurance Co.^	6,600	498,828
Amtrust Financial Services, Inc.	44,200	503,880
Aon Corp.	115,700	4,381,559
Arch Capital Group Ltd.*	18,500	1,083,730
Argo Group International Holdings Ltd.*^	13,329	376,144
Arthur J. Gallagher & Co.^	39,500	842,930
Assurant, Inc.	50,500	1,216,545
Assured Guaranty Ltd.^	47,400	586,812
Axis Capital Holdings Ltd.	64,300	1,683,374
Brown & Brown, Inc.	49,800	992,514
Chubb Corp.	157,200	6,269,136
Cincinnati Financial Corp.	64,300	1,437,105
CNA Financial Corp.^	29,300	453,271
CNA Surety Corp.*^	28,900	389,861
Crawford & Co., Class B*^	38,400	184,320

See Notes to Financial Statements. 25

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Delphi Financial Group, Inc., Class A^	26,900	$522,667
Employers Holdings, Inc.	29,700	402,435
Endurance Specialty Holdings Ltd.^	23,500	688,550
Enstar Group, Ltd.*	6,500	382,525
Erie Indemnity Co., Class A	13,200	472,032
Everest Reinsurance Group Ltd.	27,400	1,961,018
Fidelity National Financial, Inc., Class A	102,000	1,380,060
First American Corp.	42,600	1,103,766
Flagstone Reinsurance Holdings Ltd.^	40,000	412,000
Hanover Insurance Group, Inc.	22,000	838,420
Harleysville Group, Inc.^	12,900	364,038
Hartford Financial Services Group, Inc.	171,400	2,034,518
HCC Insurance Holdings, Inc.^	50,000	1,200,500
Hilltop Holdings, Inc.*^	47,000	557,890
Infinity Property & Casualty Corp.	10,500	382,830
IPC Holdings Ltd.	21,500	587,810
Lincoln National Corp.	130,200	2,240,742
Loews Corp.	137,500	3,767,500
Markel Corp.*^	4,400	1,239,480
Marsh & McLennan Cos., Inc.	224,700	4,523,211
Max Capital Group Ltd.	26,900	496,574
MBIA, Inc.*^	106,500	461,145
Mercury General Corp.	11,300	377,759
MetLife, Inc.	246,200	7,388,462
Montpelier Reinsurance Holdings Ltd.^	39,300	522,297
National Western Life Insurance Co., Class A^	2,100	245,175
Navigators Group, Inc.*	8,300	368,769
Odyssey Reinsurance Holdings Corp.^	10,000	399,800
Old Republic International Corp.^	98,000	965,300
OneBeacon Insurance Group Ltd., Class A^	37,900	443,051
PartnerReinsurance Ltd.^	22,500	1,461,375
Phoenix Cos., Inc.*^	82,900	138,443
Platinum Underwriters Holdings Ltd.	21,200	606,108
Principal Financial Group, Inc.	130,900	2,466,156
ProAssurance Corp.*^	13,700	633,077
Progressive Corp.*	283,900	4,289,729
Protective Life Corp.^	43,700	499,928
Prudential Financial, Inc.	191,131	7,113,896
Reinsurance Group of America, Inc.	25,500	890,205
RenaissanceReinsurance Holdings Ltd.	25,900	1,205,386
RLI Corp.^	7,900	353,920
Safety Insurance Group, Inc.^	11,300	345,328
Selective Insurance Group, Inc.^	23,400	298,818
StanCorp Financial Group, Inc.	22,200	636,696
State Auto Financial Corp.^	17,000	297,500
Torchmark Corp.^	38,300	1,418,632
Transatlantic Holdings, Inc.	11,000	476,630
Travelers Cos., Inc.	262,000	10,752,480
United Fire & Casualty Co.^	18,300	313,845
Unitrin, Inc.	21,400	257,228
Unum Group^	156,600	2,483,676
Validus Holdings Ltd.^	27,200	597,856
W.R. Berkley Corp.	62,800	1,348,316
Wesco Financial Corp.^	1,400	407,400
White Mountains Insurance Group Ltd.	3,850	881,304

	Number of Shares	Value (Note 1)
XL Capital Ltd., Class A^	154,200	$1,767,132
Zenith National Insurance Corp.	15,600	339,144

		115,328,134

Real Estate Investment Trusts (REITs) (1.7%)
Acadia Realty Trust (REIT)^	30,325	395,741
Alexander’s, Inc. (REIT)^	1,300	350,480
Alexandria Real Estate Equities, Inc. (REIT)^	14,400	515,376
AMB Property Corp. (REIT)^	48,200	906,642
American Campus Communities, Inc. (REIT)^	19,200	425,856
Annaly Capital Management, Inc. (REIT)	226,700	3,432,238
Apartment Investment & Management Co. (REIT), Class A^	43,188	382,214
AvalonBay Communities, Inc. (REIT)^	35,383	1,979,325
BioMed Realty Trust, Inc. (REIT)^	35,200	360,096
Boston Properties LP (REIT)^	54,600	2,604,420
Brandywine Realty Trust (REIT)^	51,000	379,950
Camden Property Trust (REIT)	44,400	1,225,440
Capstead Mortgage Corp. (REIT)	41,700	530,007
CBL & Associates Properties, Inc. (REIT)^	77,091	415,521
Corporate Office Properties Trust/Maryland (REIT)^	20,600	604,198
Cousins Properties, Inc. (REIT)^	33,549	285,167
DCT Industrial Trust, Inc. (REIT)^	91,400	372,912
Developers Diversified Realty Corp. (REIT)^	81,531	397,871
Digital Realty Trust, Inc. (REIT)^	33,200	1,190,220
Douglas Emmett, Inc. (REIT)^	53,300	479,167
Duke Realty Corp. (REIT)^	213,500	1,872,395
EastGroup Properties, Inc. (REIT)^	12,100	399,542
Entertainment Properties Trust (REIT)^	14,700	302,820
Equity Lifestyle Properties, Inc. (REIT)^	10,900	405,262
Equity One, Inc. (REIT)^	31,300	415,038
Equity Residential (REIT)	121,600	2,703,168
Essex Property Trust, Inc. (REIT)^	11,300	703,199
Extra Space Storage, Inc. (REIT)^	40,600	339,010
Federal Realty Investment Trust (REIT)	27,500	1,416,800
Franklin Street Properties Corp. (REIT)	41,600	551,200
Hatteras Financial Corp. (REIT)^	18,700	534,633
HCP, Inc. (REIT)^	122,300	2,591,537
Health Care REIT, Inc. (REIT)	47,800	1,629,980
Healthcare Realty Trust, Inc. (REIT)^	28,300	476,289
Highwoods Properties, Inc. (REIT)	28,700	642,019
Home Properties, Inc. (REIT)^	13,500	460,350
Hospitality Properties Trust (REIT)^	42,300	502,947
Host Hotels & Resorts, Inc. (REIT)^	240,700	2,019,473
HRPT Properties Trust (REIT)	129,500	525,770
Inland Real Estate Corp. (REIT)^	39,600	277,200
Investors Real Estate Trust (REIT)^	42,400	376,936
Kilroy Realty Corp. (REIT)^	14,700	301,938
Kimco Realty Corp. (REIT)^	160,600	1,614,030
LaSalle Hotel Properties (REIT)^	37,300	460,282
Lexington Realty Trust (REIT)	65,133	221,452
Liberty Property Trust (REIT)	42,800	986,112
LTC Properties, Inc. (REIT)^	20,600	421,270

See Notes to Financial Statements. 26

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Macerich Co. (REIT)^	39,530	$696,123
Mack-Cali Realty Corp. (REIT)	30,900	704,520
MFA Financial, Inc. (REIT)	85,000	588,200
Mid-America Apartment Communities, Inc. (REIT)^	13,400	491,914
National Health Investors, Inc. (REIT)^	14,600	389,966
National Retail Properties, Inc. (REIT)	37,100	643,685
Nationwide Health Properties, Inc. (REIT)	47,100	1,212,354
Plum Creek Timber Co., Inc. (REIT)^	75,500	2,248,390
Post Properties, Inc. (REIT)^	27,600	370,944
Potlatch Corp. (REIT)^	18,500	449,365
ProLogis (REIT)	189,100	1,524,146
PS Business Parks, Inc. (REIT)	9,900	479,556
Public Storage (REIT)^	56,600	3,706,168
Rayonier, Inc. (REIT)	34,000	1,235,900
Realty Income Corp. (REIT)^	45,200	990,784
Regency Centers Corp. (REIT)^	31,000	1,082,210
Saul Centers, Inc. (REIT)	11,800	348,926
Senior Housing Properties Trust (REIT)^	53,200	868,224
Simon Property Group, Inc. (REIT)^	111,741	5,746,840
Sovran Self Storage, Inc. (REIT)	14,800	364,080
Tanger Factory Outlet Centers (REIT)	14,700	476,721
UDR, Inc. (REIT)	62,686	647,546
Ventas, Inc. (REIT)^	73,400	2,191,724
Vornado Realty Trust (REIT)^	62,598	2,818,788
Walter Investment Management Corp. (REIT)*^	8,947	118,816
Washington Real Estate Investment Trust (REIT)^	23,700	530,169
Weingarten Realty Investors (REIT)^	36,000	522,360

		71,831,912

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	106,700	998,712
Forest City Enterprises, Inc., Class A^	47,900	316,140
Jones Lang LaSalle, Inc.^	16,100	526,953
St. Joe Co.*^	39,900	1,056,951

		2,898,756

Thrifts & Mortgage Finance (0.4%)
Astoria Financial Corp.^	37,100	318,318
Bank Mutual Corp.^	38,400	334,848
Beneficial Mutual Bancorp, Inc.*^	36,500	350,400
Brookline Bancorp, Inc.^	37,000	344,840
Capitol Federal Financial^	38,800	1,487,204
Dime Community Bancshares, Inc.^	27,100	246,881
Doral Financial Corp.*^	57,000	142,500
First Niagara Financial Group, Inc.	153,000	1,747,260
Hudson City Bancorp, Inc.^	217,100	2,885,259
Kearny Financial Corp.^	36,700	419,848
New York Community Bancorp, Inc.^	139,000	1,485,910
Northwest Bancorp, Inc.	17,100	322,506
Oritani Financial Corp.*^	24,900	341,379
People’s United Financial, Inc.	133,100	2,001,824
Provident Financial Services, Inc.^	26,700	242,970
Provident New York Bancorp^	36,300	294,756
TFS Financial Corp.	158,100	1,679,022
TrustCo Bank Corp. NY/New York	38,400	226,944

	Number of Shares	Value (Note 1)
Washington Federal, Inc.^	38,600	$501,800

		15,374,469

Total Financials		590,415,511

Health Care (13.7%)
Biotechnology (2.0%)
Abraxis Bioscience, Inc.*	6,700	246,962
Acorda Therapeutics, Inc.*^	22,400	631,456
Alexion Pharmaceuticals, Inc.*^	32,100	1,319,952
Alkermes, Inc.*^	52,400	566,968
Allos Therapeutics, Inc.*	53,600	444,344
Alnylam Pharmaceuticals, Inc.*^	15,400	342,958
Amgen, Inc.*	436,500	23,108,310
Amylin Pharmaceuticals, Inc.*^	59,800	807,300
Biogen Idec, Inc.*^	119,400	5,390,910
BioMarin Pharmaceutical, Inc.*^	43,600	680,596
Celera Corp.*^	33,600	256,368
Celgene Corp.*^	189,800	9,080,032
Cephalon, Inc.*	27,800	1,574,870
Cepheid, Inc.*^	29,600	278,832
Cubist Pharmaceuticals, Inc.*	23,500	430,755
Dendreon Corp.*	49,700	1,235,045
Emergent Biosolutions, Inc.*^	20,900	299,497
Facet Biotech Corp.*	9,580	88,998
Genomic Health, Inc.*	20,600	356,998
Genzyme Corp.*	112,300	6,251,741
Gilead Sciences, Inc.*	399,700	18,721,948
GTx, Inc.*^	25,400	234,442
InterMune, Inc.*	36,200	550,240
Isis Pharmaceuticals, Inc.*	36,700	605,550
Martek Biosciences Corp.*^	14,900	315,135
Medarex, Inc.*^	64,500	538,575
Myriad Genetics, Inc.*	38,600	1,376,090
Myriad Pharmaceuticals, Inc.*^	9,650	44,873
Onyx Pharmaceuticals, Inc.*	23,000	649,980
OSI Pharmaceuticals, Inc.*^	24,500	691,635
Osiris Therapeutics, Inc.*^	23,300	312,919
PDL BioPharma, Inc.	47,900	378,410
Regeneron Pharmaceuticals, Inc.*	76,300	1,367,296
Seattle Genetics, Inc.*^	41,000	398,520
United Therapeutics Corp.*^	9,200	766,636
Vertex Pharmaceuticals, Inc.*^	63,800	2,273,832

		82,618,973

Health Care Equipment & Supplies (2.3%)
ABIOMED, Inc.*^	28,300	249,606
Align Technology, Inc.*	61,200	648,720
American Medical Systems Holdings, Inc.*	38,800	613,040
Analogic Corp.^	10,500	387,975
Baxter International, Inc.	271,800	14,394,528
Beckman Coulter, Inc.	27,200	1,554,208
Becton, Dickinson & Co.^	105,000	7,487,550
Boston Scientific Corp.*^	673,500	6,829,290
C.R. Bard, Inc.	42,200	3,141,790
CONMED Corp.*^	16,400	254,528
Cooper Cos., Inc.	27,100	670,183
DENTSPLY International, Inc.^	62,500	1,907,500
Edwards Lifesciences Corp.*	22,500	1,530,675
ev3, Inc.*^	71,700	768,624
Gen-Probe, Inc.*	23,700	1,018,626
Greatbatch, Inc.*^	16,300	368,543
Haemonetics Corp.*	10,600	604,200
Hill-Rom Holdings, Inc.^	25,300	410,366
Hologic, Inc.*	108,400	1,542,532

See Notes to Financial Statements. 27

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Hospira, Inc.*	67,400	$2,596,248
ICU Medical, Inc.*	12,600	518,490
Idexx Laboratories, Inc.*^	27,100	1,252,020
Immucor, Inc.*	29,800	410,048
Integra LifeSciences Holdings Corp.*^	12,400	328,724
Intuitive Surgical, Inc.*^	17,300	2,831,318
Invacare Corp.	24,700	435,955
Inverness Medical Innovations, Inc.*^	32,700	1,163,466
Kinetic Concepts, Inc.*	24,500	667,625
Masimo Corp.*^	19,600	472,556
Medtronic, Inc.	486,600	16,977,474
Meridian Bioscience, Inc.^	17,700	399,666
Merit Medical Systems, Inc.*^	25,300	412,390
NuVasive, Inc.*^	15,600	695,760
Quidel Corp.*^	26,300	382,928
ResMed, Inc.*	32,800	1,335,944
Sirona Dental Systems, Inc.*	27,400	547,726
St. Jude Medical, Inc.*	144,600	5,943,060
STERIS Corp.^	25,200	657,216
Stryker Corp.^	132,300	5,257,602
Symmetry Medical, Inc.*^	30,100	280,532
Teleflex, Inc.^	16,500	739,695
Thoratec Corp.*^	22,700	607,906
Varian Medical Systems, Inc.*	52,900	1,858,906
Volcano Corp.*^	24,500	342,510
West Pharmaceutical Services, Inc.^	13,800	480,930
Wright Medical Group, Inc.*	17,900	291,054
Zimmer Holdings, Inc.*	104,600	4,455,960
Zoll Medical Corp.*	18,500	357,790

		97,083,983

Health Care Providers & Services (2.3%)
Aetna, Inc.	211,700	5,303,085
Amedisys, Inc.*^	10,800	356,616
AMERIGROUP Corp.*	23,300	625,605
AmerisourceBergen Corp.	137,800	2,444,572
Amsurg Corp.*	18,000	385,920
Brookdale Senior Living, Inc.	85,800	835,692
Cardinal Health, Inc.	150,300	4,591,665
CardioNet, Inc.*^	18,600	303,552
Catalyst Health Solutions, Inc.*	19,500	486,330
Centene Corp.*^	23,400	467,532
Chemed Corp.	9,900	390,852
CIGNA Corp.	130,500	3,143,745
Community Health Systems, Inc.*	45,300	1,143,825
Coventry Health Care, Inc.*	66,700	1,247,957
DaVita, Inc.*	43,000	2,126,780
Express Scripts, Inc.*	105,700	7,266,875
Genoptix, Inc.*^	10,700	342,293
Gentiva Health Services, Inc.*^	16,900	278,174
Health Management Associates, Inc., Class A*	212,900	1,051,726
Health Net, Inc.*	48,400	752,620
HealthSouth Corp.*^	38,300	553,052
Healthspring, Inc.*^	25,000	271,500
Henry Schein, Inc.*	37,900	1,817,305
HMS Holdings Corp.*^	16,500	671,880
Humana, Inc.*^	72,900	2,351,754
Kindred Healthcare, Inc.*	30,700	379,759
Laboratory Corp. of America Holdings*^	46,900	3,179,351
Landauer, Inc.^	7,900	484,586
LHC Group, Inc.*	12,800	284,288
LifePoint Hospitals, Inc.*^	22,400	588,000

	Number of Shares	Value (Note 1)
Lincare Holdings, Inc.*^	31,400	$738,528
Magellan Health Services, Inc.*	16,900	554,658
McKesson Corp.	121,200	5,332,800
Medco Health Solutions, Inc.*	218,000	9,942,980
MEDNAX, Inc.*	19,300	813,109
Molina Healthcare, Inc.*	18,700	447,304
National Healthcare Corp.^	9,200	349,048
Omnicare, Inc.^	47,300	1,218,448
Owens & Minor, Inc.^	17,500	766,850
Patterson Cos., Inc.*^	52,900	1,147,930
PharMerica Corp.*^	21,100	414,193
PSS World Medical, Inc.*	25,500	472,005
Psychiatric Solutions, Inc.*	24,400	554,856
Quest Diagnostics, Inc.	66,000	3,724,380
Sun Healthcare Group, Inc.*^	37,500	316,500
Tenet Healthcare Corp.*	219,100	617,862
UnitedHealth Group, Inc.	526,580	13,153,968
Universal American Corp.*	42,500	370,600
VCA Antech, Inc.*^	36,300	969,210
WellCare Health Plans, Inc.*	18,600	343,914
WellPoint, Inc.*	206,800	10,524,052

		96,900,086

Health Care Technology (0.2%)
Allscripts-Misys Healthcare Solutions, Inc.^	58,000	919,880
athenahealth, Inc.*^	16,000	592,160
Cerner Corp.*	26,900	1,675,601
Eclipsys Corp.*^	29,800	529,844
HLTH Corp.*^	77,200	1,011,320
IMS Health, Inc.	78,600	998,220
MedAssets, Inc.*^	30,600	595,170
Phase Forward, Inc.*	30,800	465,388
Quality Systems, Inc.^	10,700	609,472

		7,397,055

Life Sciences Tools & Services (0.6%)
Bio-Rad Laboratories, Inc., Class A*	8,300	626,484
Bruker Corp.*	83,900	776,914
Charles River Laboratories International, Inc.*^	29,700	1,002,375
Covance, Inc.*^	29,500	1,451,400
Dionex Corp.*	8,200	500,446
Illumina, Inc.*	52,900	2,059,926
Life Technologies Corp.*	71,482	2,982,229
Luminex Corp.*	18,500	342,990
Mettler-Toledo International, Inc.*	14,100	1,087,815
Millipore Corp.*	24,300	1,706,103
PAREXEL International Corp.*	50,400	724,752
PerkinElmer, Inc.	51,200	890,880
Pharmaceutical Product Development, Inc.	46,700	1,084,374
Sequenom, Inc.*^	23,800	93,058
Techne Corp.	16,300	1,040,103
Thermo Fisher Scientific, Inc.*	181,800	7,411,986
Varian, Inc.*^	12,900	508,647
Waters Corp.*	43,500	2,238,945

		26,529,427

Pharmaceuticals (6.3%)
Abbott Laboratories, Inc.	668,600	31,450,944
Allergan, Inc.^	133,500	6,351,930
Auxilium Pharmaceuticals, Inc.*^	18,800	589,944
Bristol-Myers Squibb Co.	842,800	17,117,268
Eli Lilly & Co.	433,000	14,999,120
Endo Pharmaceuticals Holdings, Inc.*	48,400	867,328
Forest Laboratories, Inc.*	127,600	3,204,036

See Notes to Financial Statements. 28

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Johnson & Johnson	1,175,800	$66,785,440
King Pharmaceuticals, Inc.*	99,500	958,185
KV Pharmaceutical Co., Class A*^	26,500	85,065
Medicines Co.*^	26,000	218,140
Medicis Pharmaceutical Corp., Class A	32,900	536,928
Merck & Co., Inc.	935,200	26,148,192
Mylan, Inc.*^	119,100	1,554,255
Perrigo Co.	30,900	858,402
Pfizer, Inc.^	2,931,100	43,966,500
Questcor Pharmaceuticals, Inc.*^	47,400	237,000
Salix Pharmaceuticals Ltd.*^	43,200	426,384
Schering-Plough Corp.	677,400	17,016,288
Sepracor, Inc.*	45,000	779,400
Valeant Pharmaceuticals International*^	29,000	745,880
ViroPharma, Inc.*	36,500	216,445
Warner Chilcott Ltd., Class A*	135,500	1,781,825
Watson Pharmaceuticals, Inc.*	44,800	1,509,312
Wyeth	577,700	26,221,803
XenoPort, Inc.*^	12,300	284,991

		264,911,005

Total Health Care		575,440,529

Industrials (10.5%)
Aerospace & Defense (2.5%)
AAR Corp.*^	27,300	438,165
Aerovironment, Inc.*	12,600	388,836
Alliant Techsystems, Inc.*^	14,200	1,169,512
American Science & Engineering, Inc.	6,000	414,720
Axsys Technologies, Inc.*^	6,800	364,752
BE Aerospace, Inc.*^	46,200	663,432
Boeing Co.	330,300	14,037,750
Ceradyne, Inc.*	18,200	321,412
Curtiss-Wright Corp.^	20,100	597,573
DynCorp International, Inc., Class A*	29,000	486,910
Esterline Technologies Corp.*	12,600	341,082
General Dynamics Corp.^	147,500	8,170,025
Goodrich Corp.^	54,700	2,733,359
Hexcel Corp.*^	43,500	414,555
Honeywell International, Inc.	325,800	10,230,120
ITT Corp.	78,300	3,484,350
L-3 Communications Holdings, Inc.	52,400	3,635,512
Lockheed Martin Corp.	144,400	11,645,860
Moog, Inc., Class A*^	18,400	474,904
Northrop Grumman Corp.	147,000	6,714,960
Orbital Sciences Corp.*	25,500	386,835
Precision Castparts Corp.	60,800	4,440,224
Raytheon Co.	183,300	8,144,019
Rockwell Collins, Inc.^	69,800	2,912,754
Spirit AeroSystems Holdings, Inc., Class A*^	47,500	652,650
Stanley, Inc.*^	12,500	411,000
Teledyne Technologies, Inc.*^	14,500	474,875
TransDigm Group, Inc.*^	14,800	535,760
Triumph Group, Inc.^	10,700	428,000
United Technologies Corp.	356,900	18,544,524

		103,658,430

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.^	69,900	3,645,285
Expeditors International of Washington, Inc.	89,000	2,967,260
FedEx Corp.	134,300	7,469,766
Forward Air Corp.^	17,900	381,628

	Number of Shares	Value (Note 1)
Hub Group, Inc., Class A*^	15,300	$315,792
United Parcel Service, Inc., Class B	296,300	14,812,037
UTi Worldwide, Inc.*	43,600	497,040

		30,088,808

Airlines (0.2%)
Alaska Air Group, Inc.*	16,500	301,290
Allegiant Travel Co.*^	11,300	447,932
AMR Corp.*	141,500	568,830
Continental Airlines, Inc., Class B*^	52,800	467,808
Copa Holdings S.A., Class A	17,800	726,596
Delta Air Lines, Inc.*	265,500	1,537,245
JetBlue Airways Corp.*^	75,300	321,531
SkyWest, Inc.^	30,300	309,060
Southwest Airlines Co.	315,800	2,125,334
U.S. Airways Group, Inc.*^	54,300	131,949
UAL Corp.*^	56,800	181,192

		7,118,767

Building Products (0.1%)
Ameron International Corp.^	8,700	583,248
Armstrong World Industries, Inc.*^	22,100	364,429
Griffon Corp.*	58,500	486,720
Lennox International, Inc.^	20,700	664,677
Masco Corp.^	161,100	1,543,338
Owens Corning, Inc.*	32,200	411,516
Simpson Manufacturing Co., Inc.	17,300	374,026
USG Corp.*	34,200	344,394

		4,772,348

Commercial Services & Supplies (0.7%)
ABM Industries, Inc.^	27,600	498,732
American Reprographics Co.*	39,500	328,640
Brink’s Co.^	17,300	502,219
Cintas Corp.^	54,900	1,253,916
Clean Harbors, Inc.*	8,100	437,319
Copart, Inc.*^	28,700	995,029
Corrections Corp. of America*	63,500	1,078,865
Covanta Holding Corp.*	52,300	887,008
Deluxe Corp.	34,700	444,507
GEO Group, Inc.*^	26,800	497,944
Healthcare Services Group, Inc.^	29,000	518,520
Herman Miller, Inc.	27,500	421,850
HNI Corp.	25,800	465,948
Iron Mountain, Inc.*^	79,800	2,294,250
Knoll, Inc.^	34,000	257,720
Mine Safety Appliances Co.^	16,600	400,060
Pitney Bowes, Inc.	92,900	2,037,297
R.R. Donnelley & Sons Co.	96,700	1,123,654
Republic Services, Inc.	131,885	3,219,313
Rollins, Inc.	24,800	429,288
Steelcase, Inc., Class A^	53,000	308,460
Stericycle, Inc.*^	35,400	1,824,162
Sykes Enterprises, Inc.*	23,400	423,306
Team, Inc.*^	17,300	271,091
Tetra Tech, Inc.*^	25,100	719,115
United Stationers, Inc.*^	13,100	456,928
Waste Connections, Inc.*^	32,700	847,257
Waste Management, Inc.	205,900	5,798,144

		28,740,542

Construction & Engineering (0.4%)
Aecom Technology Corp.*	40,300	1,289,600
EMCOR Group, Inc.*^	30,200	607,624
Fluor Corp.	80,900	4,149,361
Granite Construction, Inc.^	14,100	469,248
Jacobs Engineering Group, Inc.*	54,200	2,281,278
KBR, Inc.^	75,100	1,384,844

See Notes to Financial Statements. 29

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
MasTec, Inc.*	46,200	$541,464
Quanta Services, Inc.*^	79,900	1,848,087
Shaw Group, Inc.*	37,200	1,019,652
Tutor Perini Corp.*^	27,100	470,456
URS Corp.*	37,700	1,866,904

		15,928,518

Electrical Equipment (0.8%)
A. O. Smith Corp.^	13,400	436,438
Acuity Brands, Inc.^	17,600	493,680
American Superconductor Corp.*^	32,000	840,000
AMETEK, Inc	45,200	1,563,016
Baldor Electric Co.^	25,700	611,403
Belden, Inc.^	24,800	414,160
Brady Corp., Class A^	22,800	572,736
Cooper Industries Ltd., Class A^	75,800	2,353,590
Emerson Electric Co.	328,200	10,633,680
Encore Wire Corp.	23,400	499,590
Ener1, Inc.*^	59,500	324,870
Energy Conversion Devices, Inc.*^	22,100	312,715
EnerSys*	48,500	882,215
Evergreen Solar, Inc.*^	109,900	238,483
First Solar, Inc.*	21,100	3,420,732
Franklin Electric Co., Inc.	10,600	274,752
General Cable Corp.*	28,900	1,086,062
GrafTech International Ltd.*^	69,200	782,652
GT Solar International, Inc.*^	105,900	563,388
Hubbell, Inc., Class B^	24,400	782,264
II-VI, Inc.*^	16,400	363,588
Regal-Beloit Corp.^	13,900	552,108
Rockwell Automation, Inc.	59,800	1,920,776
Roper Industries, Inc.	38,200	1,730,842
Thomas & Betts Corp.*^	25,600	738,816

		32,392,556

Industrial Conglomerates (1.8%)
3M Co.	303,800	18,258,380
General Electric Co.	4,543,222	53,246,562
McDermott International, Inc.*^	103,900	2,110,209
Otter Tail Corp.^	20,400	445,536
Raven Industries, Inc.^	13,400	343,040
Seaboard Corp.^	400	448,800
Textron, Inc.	113,000	1,091,580

		75,944,107

Machinery (1.8%)
Actuant Corp., Class A	23,500	286,700
Albany International Corp., Class A^	28,300	322,054
Astec Industries, Inc.*^	17,100	507,699
Barnes Group, Inc.	31,200	370,968
Blount International, Inc.*^	41,700	359,037
Briggs & Stratton Corp.	29,400	392,196
Bucyrus International, Inc.^	28,400	811,104
Caterpillar, Inc.^	266,200	8,795,248
CLARCOR, Inc.	21,900	639,261
Crane Co.	26,500	591,215
Cummins, Inc.	94,900	3,341,429
Danaher Corp.^	108,900	6,723,486
Deere & Co.	189,500	7,570,525
Donaldson Co., Inc.^	34,700	1,202,008
Dover Corp.	81,000	2,680,290
Eaton Corp.	70,000	3,122,700
Flowserve Corp.	24,400	1,703,364
Gardner Denver, Inc.*^	23,200	583,944
Graco, Inc.^	24,800	546,096
Harsco Corp.	35,800	1,013,140
IDEX Corp.^	48,400	1,189,188

	Number of Shares	Value (Note 1)
Illinois Tool Works, Inc.	198,600	$7,415,724
Joy Global, Inc.	45,200	1,614,544
Kaydon Corp.^	13,700	446,072
Kennametal, Inc.	34,500	661,710
Lincoln Electric Holdings, Inc.	18,900	681,156
Lindsay Corp.^	8,900	294,590
Manitowoc Co., Inc.^	59,400	312,444
Middleby Corp.*	12,100	531,432
Mueller Industries, Inc.	18,000	374,400
Navistar International Corp.*	26,800	1,168,480
Nordson Corp.^	14,300	552,838
Oshkosh Corp.^	69,500	1,010,530
PACCAR, Inc.^	154,600	5,026,046
Pall Corp.	51,700	1,373,152
Parker Hannifin Corp.	70,300	3,020,088
Pentair, Inc.	44,100	1,129,842
RBC Bearings, Inc.*^	20,400	417,180
Robbins & Myers, Inc.^	20,500	394,625
SPX Corp.^	23,300	1,141,001
Terex Corp.*	47,100	568,497
Timken Co.	35,900	613,172
Toro Co.^	14,500	433,550
Trinity Industries, Inc.^	35,100	478,062
Valmont Industries, Inc.^	7,700	555,016
Wabtec Corp.^	21,200	682,004
Watts Water Technologies, Inc., Class A	17,400	374,796

		74,022,603

Marine (0.0%)
Alexander & Baldwin, Inc.^	17,800	417,232
Eagle Bulk Shipping, Inc.^	41,100	192,759
Genco Shipping & Trading Ltd.^	23,900	519,108
Kirby Corp.*	23,900	759,781

		1,888,880

Professional Services (0.3%)
Administaff, Inc.^	23,300	542,191
CBIZ, Inc.*^	52,000	370,240
Corporate Executive Board Co.^	15,100	313,476
CoStar Group, Inc.*^	13,600	542,232
Dun & Bradstreet Corp.	24,000	1,949,040
Equifax, Inc.	56,000	1,461,600
First Advantage Corp., Class A*^	35,400	538,434
FTI Consulting, Inc.*^	21,500	1,090,480
Huron Consulting Group, Inc.*^	8,900	411,447
IHS, Inc., Class A*	19,900	992,413
Kelly Services, Inc., Class A^	31,000	339,450
Korn/Ferry International*^	33,200	353,248
Manpower, Inc.	34,600	1,464,964
Monster Worldwide, Inc.*^	49,700	586,957
MPS Group, Inc.*^	62,800	479,792
Navigant Consulting, Inc.*^	24,000	310,080
Resources Connection, Inc.*^	26,900	461,873
Robert Half International, Inc.^	61,600	1,454,992
Watson Wyatt Worldwide, Inc., Class A	17,900	671,787

		14,334,696

Road & Rail (1.0%)
Amerco, Inc.*	9,400	349,210
Arkansas Best Corp.^	16,400	432,140
Burlington Northern Santa Fe Corp.	121,900	8,964,526
Con-way, Inc.	18,700	660,297
CSX Corp.^	164,100	5,682,783
Genesee & Wyoming, Inc., Class A*	12,600	334,026
Heartland Express, Inc.^	29,400	432,768

See Notes to Financial Statements. 30

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Hertz Global Holdings, Inc.*^	151,000	$1,206,490
J.B. Hunt Transport Services, Inc.	35,500	1,083,815
Kansas City Southern*^	39,500	636,345
Knight Transportation, Inc.^	28,700	474,985
Landstar System, Inc.	23,300	836,703
Norfolk Southern Corp.^	162,800	6,132,676
Old Dominion Freight Line, Inc.*	16,400	550,548
Ryder System, Inc.	24,900	695,208
Union Pacific Corp.	223,900	11,656,234
Werner Enterprises, Inc.	22,800	413,136

		40,541,890

Trading Companies & Distributors (0.2%)
Applied Industrial Technologies, Inc.^	23,300	459,010
Beacon Roofing Supply, Inc.*	32,000	462,720
Fastenal Co.^	54,300	1,801,131
GATX Corp.^	21,500	552,980
Kaman Corp.^	17,300	288,910
MSC Industrial Direct Co., Class A^.	19,000	674,120
RSC Holdings, Inc.*^	46,900	315,168
W.W. Grainger, Inc.^	32,700	2,677,476
Watsco, Inc.	12,000	587,160
WESCO International, Inc.*	24,800	620,992

		8,439,667

Total Industrials		437,871,812

Information Technology (18.4%)
Communications Equipment (2.5%)
ADC Telecommunications, Inc.*	64,000	509,440
Arris Group, Inc.*^	67,300	818,368
Avocent Corp.*	28,100	392,276
Black Box Corp.^	15,800	528,826
Brocade Communications Systems, Inc.*	142,300	1,112,786
Ciena Corp.*^	61,100	632,385
Cisco Systems, Inc.*	2,461,100	45,874,904
CommScope, Inc.*	35,100	921,726
Comtech Telecommunications Corp.*	10,200	325,176
EchoStar Corp., Class A*	23,500	374,590
Emulex Corp.*	53,400	522,252
Harmonic, Inc.*^	77,400	455,886
Harris Corp.	59,000	1,673,240
Harris Stratex Networks, Inc., Class A*	14,656	94,971
Infinera Corp.*	56,500	515,845
InterDigital, Inc.*^	20,100	491,244
JDS Uniphase Corp.*^	97,100	555,412
Juniper Networks, Inc.*	232,600	5,489,360
Motorola, Inc.	1,032,400	6,844,812
Plantronics, Inc.^	30,900	584,319
Polycom, Inc.*^	37,100	752,017
QUALCOMM, Inc.	701,300	31,698,760
Riverbed Technology, Inc.*^	38,800	899,772
Sonus Networks, Inc.*	244,200	393,162
Starent Networks Corp.*^	44,300	1,081,363
Sycamore Networks, Inc.*^	154,700	484,211
Tekelec*^	34,200	575,586
ViaSat, Inc.*^	21,900	561,516

		105,164,205

Computers & Peripherals (4.6%)
Apple, Inc.*^	379,300	54,023,699
Avid Technology, Inc.*	29,200	391,572
Data Domain, Inc.*	23,300	777,055
Dell, Inc.*	772,524	10,606,754

	Number of Shares	Value (Note 1)
Diebold, Inc.^	27,100	$714,356
Electronics for Imaging, Inc.*	43,600	464,776
EMC Corp.*	911,400	11,939,340
Hewlett-Packard Co.	1,020,400	39,438,460
Intermec, Inc.*^	33,700	434,730
International Business Machines Corp.	563,800	58,871,996
NCR Corp.*	71,300	843,479
NetApp, Inc.*^	156,100	3,078,292
QLogic Corp.*	56,900	721,492
SanDisk Corp.*	96,900	1,423,461
Seagate Technology	238,800	2,497,848
Sun Microsystems, Inc.*	338,200	3,118,204
Synaptics, Inc.*^	15,300	591,345
Teradata Corp.*	81,000	1,897,830
Western Digital Corp.*	101,100	2,679,150

		194,513,839

Electronic Equipment, Instruments & Components (0.8%)
Agilent Technologies, Inc.*	158,000	3,208,980
Amphenol Corp., Class A	78,600	2,486,904
Anixter International, Inc.*^	13,400	503,706
Arrow Electronics, Inc.*	53,100	1,127,844
Avnet, Inc.*	64,200	1,350,126
AVX Corp.^	46,800	464,724
Benchmark Electronics, Inc.*^	35,100	505,440
Checkpoint Systems, Inc.*^	34,400	539,736
Cogent, Inc.*^	4,359	46,772
Cognex Corp.	27,500	388,575
Coherent, Inc.*^	17,400	359,832
Corning, Inc.^	681,900	10,951,314
Dolby Laboratories, Inc., Class A*^	21,000	782,880
FLIR Systems, Inc.*^	58,500	1,319,760
Ingram Micro, Inc., Class A*^	72,800	1,274,000
IPG Photonics Corp.*^	30,000	329,100
Itron, Inc.*	15,200	837,064
Jabil Circuit, Inc.	98,600	731,612
L-1 Identity Solutions, Inc.*	57,500	445,050
Molex, Inc.	77,700	1,208,235
MTS Systems Corp.	13,200	272,580
National Instruments Corp.^	23,800	536,928
Plexus Corp.*	25,500	521,730
Rofin-Sinar Technologies, Inc.*^	20,900	418,209
Scansource, Inc.*^	23,100	566,412
Tech Data Corp.*	23,600	771,956
Trimble Navigation Ltd.*	52,500	1,030,575
Vishay Intertechnology, Inc.*	103,200	700,728

		33,680,772

Internet Software & Services (1.8%)
Akamai Technologies, Inc.*	73,200	1,403,976
AsiaInfo Holdings, Inc.*	38,900	669,469
Bankrate, Inc.*^	13,600	343,264
DealerTrack Holdings, Inc.*	40,300	685,100
Digital River, Inc.*^	16,500	599,280
EarthLink, Inc.*^	65,000	481,650
eBay, Inc.*	500,500	8,573,565
Google, Inc., Class A*	102,685	43,290,969
IAC/InterActiveCorp*	39,400	632,370
j2 Global Communications, Inc.*^	25,600	577,536
MercadoLibre, Inc.*^	40,000	1,075,200
Omniture, Inc.*^	41,900	526,264
Rackspace Hosting, Inc.*^	62,000	859,320
RealNetworks, Inc.*^	103,500	309,465
Sohu.com, Inc.*	14,000	879,620
United Online, Inc.^	58,100	378,231

See Notes to Financial Statements. 31

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
ValueClick, Inc.*^	67,700	$712,204
VeriSign, Inc.*^	89,400	1,652,112
VistaPrint Ltd.*	27,600	1,177,140
WebMD Health Corp., Class A*^	17,700	529,584
Websense, Inc.*	24,500	437,080
Yahoo!, Inc.*^	506,800	7,936,488

		73,729,887

IT Services (1.8%)
Accenture Ltd., Class A	255,800	8,559,068
Acxiom Corp.	56,000	494,480
Affiliated Computer Services, Inc., Class A*	38,000	1,687,960
Amdocs Ltd.*	89,100	1,911,195
Automatic Data Processing, Inc.^	218,000	7,725,920
Broadridge Financial Solutions, Inc.	60,300	999,774
CACI International, Inc., Class A*	12,200	521,062
Cognizant Technology Solutions Corp., Class A*	128,700	3,436,290
Computer Sciences Corp.*	65,400	2,897,220
Convergys Corp.*	70,300	652,384
CSG Systems International, Inc.*^	26,500	350,860
Cybersource Corp.*^	40,700	622,710
DST Systems, Inc.*	19,600	724,220
Euronet Worldwide, Inc.*^	45,000	872,550
Fidelity National Information Services, Inc.	85,800	1,712,568
Fiserv, Inc.*	70,700	3,230,990
Forrester Research, Inc.*^	16,300	400,165
Gartner, Inc.*^	26,600	405,916
Genpact Ltd.*^	52,100	612,175
Global Payments, Inc.	34,200	1,281,132
Heartland Payment Systems, Inc.	25,800	246,906
Hewitt Associates, Inc., Class A*	42,100	1,253,738
ManTech International Corp., Class A*^	8,400	361,536
Mastercard, Inc., Class A	36,300	6,073,353
MAXIMUS, Inc.^	14,700	606,375
Metavante Technologies, Inc.*	39,800	1,029,228
NeuStar, Inc., Class A*	31,900	706,904
Paychex, Inc.^	138,500	3,490,200
Perot Systems Corp., Class A*^	35,600	510,148
SAIC, Inc.*	74,600	1,383,830
Sapient Corp.*^	88,500	556,665
SRA International, Inc., Class A*^	31,500	553,140
Syntel, Inc.^	16,500	518,760
TeleTech Holdings, Inc.*^	46,000	696,900
Unisys Corp.*^	566,500	855,415
VeriFone Holdings, Inc.*	40,500	304,155
Visa, Inc., Class A^	194,000	12,078,440
Western Union Co.	326,000	5,346,400
Wright Express Corp.*^	28,800	733,536

		76,404,268

Office Electronics (0.1%)
Xerox Corp.	398,100	2,579,688
Zebra Technologies Corp., Class A*^	27,700	655,382

		3,235,070

Semiconductors & Semiconductor Equipment (2.6%)
Advanced Micro Devices, Inc.*^	268,700	1,039,869
Altera Corp.	127,000	2,067,560
Amkor Technology, Inc.*^	115,200	544,896
Analog Devices, Inc.	125,700	3,114,846
Applied Materials, Inc.^	596,100	6,539,217
Atheros Communications, Inc.*^	27,100	521,404
Atmel Corp.*^	197,000	734,810

	Number of Shares	Value (Note 1)
Broadcom Corp., Class A*	222,100	$5,505,859
Cabot Microelectronics Corp.*	16,900	478,101
Cree, Inc.*	38,400	1,128,576
Cymer, Inc.*^	18,300	544,059
Cypress Semiconductor Corp.*	98,500	906,200
Fairchild Semiconductor International, Inc.*	86,600	605,334
FEI Co.*	23,100	528,990
FormFactor, Inc.*^	28,800	496,512
Hittite Microwave Corp.*^	14,300	496,925
Integrated Device Technology, Inc.*	77,100	465,684
Intel Corp.^	2,383,100	39,440,305
International Rectifier Corp.*^	33,800	500,578
KLA-Tencor Corp.	75,100	1,896,275
Lam Research Corp.*^	53,900	1,401,400
Linear Technology Corp.^	93,000	2,171,550
LSI Corp.*	279,700	1,275,432
Marvell Technology Group Ltd.*	214,100	2,492,124
Maxim Integrated Products, Inc.	130,100	2,041,269
MEMC Electronic Materials, Inc.*	99,200	1,766,752
Micrel, Inc.^	58,400	427,488
Microchip Technology, Inc.^	80,100	1,806,255
Micron Technology, Inc.*^	378,600	1,915,716
Microsemi Corp.*	34,300	473,340
MKS Instruments, Inc.*	26,400	348,216
Monolithic Power Systems, Inc.*^	30,800	690,228
National Semiconductor Corp.^	101,100	1,268,805
Novellus Systems, Inc.*	45,300	756,510
Nvidia Corp.*^	257,200	2,903,788
PMC-Sierra, Inc.*	103,000	819,880
Power Integrations, Inc.^	22,300	530,517
Rambus, Inc.*^	47,900	741,971
Semtech Corp.*^	40,200	639,582
Silicon Laboratories, Inc.*^	21,700	823,298
Skyworks Solutions, Inc.*^	72,500	709,050
Teradyne, Inc.*^	89,600	614,656
Tessera Technologies, Inc.*	22,000	556,380
Texas Instruments, Inc.	559,900	11,925,870
TriQuint Semiconductor, Inc.*^	124,000	658,440
Xilinx, Inc.^	121,300	2,481,798

		109,796,315

Software (4.2%)
ACI Worldwide, Inc.*	29,500	411,820
Activision Blizzard, Inc.*	247,500	3,125,925
Adobe Systems, Inc.*^	229,600	6,497,680
Advent Software, Inc.*	19,400	636,126
ANSYS, Inc.*^	35,400	1,103,064
Ariba, Inc.*^	45,100	443,784
Autodesk, Inc.*^	97,300	1,846,754
Blackbaud, Inc.^	33,300	517,815
Blackboard, Inc.*^	15,200	438,672
BMC Software, Inc.*	83,100	2,807,949
CA, Inc.	170,000	2,963,100
Cadence Design Systems, Inc.*	109,800	647,820
Citrix Systems, Inc.*	77,700	2,477,853
Concur Technologies, Inc.*^	20,300	630,924
Electronic Arts, Inc.*	132,700	2,882,244
EPIQ Systems, Inc.*^	30,400	466,640
FactSet Research Systems, Inc.^	18,700	932,569
Fair Isaac Corp.	29,200	451,432
Informatica Corp.*^	37,700	648,063
Intuit, Inc.*	139,100	3,917,056
Jack Henry & Associates, Inc.	30,100	624,575
Lawson Software, Inc.*^	99,400	554,652

See Notes to Financial Statements. 32

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Macrovision Solutions Corp.*^	41,000	$894,210
McAfee, Inc.*	64,700	2,729,693
Mentor Graphics Corp.*^	81,500	445,805
Microsoft Corp.	3,288,600	78,170,022
MSC.Software Corp.*	50,500	336,330
Net 1 UEPS Technologies, Inc.*	36,400	494,676
Novell, Inc.*	150,200	680,406
Nuance Communications, Inc.*^	83,500	1,009,515
Oracle Corp.	1,687,300	36,141,966
Parametric Technology Corp.*	49,900	583,331
Progress Software Corp.*	18,400	389,528
Quest Software, Inc.*	31,000	432,140
Red Hat, Inc.*	87,300	1,757,349
Salesforce.com, Inc.*^	46,600	1,778,722
Solera Holdings, Inc.*	20,900	530,860
Sybase, Inc.*	38,700	1,212,858
Symantec Corp.*	364,500	5,671,620
Synopsys, Inc.*	61,200	1,194,012
Take-Two Interactive Software, Inc.*	34,600	327,662
TIBCO Software, Inc.*^	83,500	598,695
TiVo, Inc.*	66,900	701,112
Tyler Technologies, Inc.*^	30,800	481,096
VMware, Inc., Class A*	62,900	1,715,283
Wind River Systems, Inc.*	52,200	598,212

		173,901,620

Total Information Technology		770,425,976

Materials (3.8%)
Chemicals (2.1%)
Air Products & Chemicals, Inc.	92,600	5,981,034
Airgas, Inc.^	37,300	1,511,769
Albemarle Corp.^	39,700	1,015,129
Arch Chemicals, Inc.^	15,700	386,063
Ashland, Inc.^	31,470	882,734
Cabot Corp.	29,000	364,820
Calgon Carbon Corp.*	27,100	376,419
Celanese Corp., Class A	61,500	1,460,625
CF Industries Holdings, Inc.	24,100	1,786,774
Cytec Industries, Inc.^	21,100	392,882
Dow Chemical Co.	475,300	7,671,342
E.I. du Pont de Nemours & Co.	395,900	10,142,958
Eastman Chemical Co.	33,500	1,269,650
Ecolab, Inc.	100,862	3,932,609
Ferro Corp.^	39,100	107,525
FMC Corp.	33,900	1,603,470
H.B. Fuller Co.^	26,000	488,020
Huntsman Corp.	61,000	306,830
International Flavors & Fragrances, Inc.	34,600	1,132,112
Intrepid Potash, Inc.*^	21,300	598,104
Lubrizol Corp.	31,100	1,471,341
Minerals Technologies, Inc.	8,600	309,772
Monsanto Co.	239,200	17,782,128
Mosaic Co.	68,700	3,043,410
Nalco Holding Co.^	63,700	1,072,708
NewMarket Corp.	11,300	760,829
NL Industries, Inc.^	33,600	247,968
Olin Corp.	32,700	388,803
PPG Industries, Inc.	69,600	3,055,440
Praxair, Inc.	137,700	9,786,339
Rockwood Holdings, Inc.*^	40,200	588,528
RPM International, Inc.	56,100	787,644
Scotts Miracle-Gro Co., Class A	19,000	665,950
Sensient Technologies Corp.	20,600	464,942
Sigma-Aldrich Corp.	55,000	2,725,800

	Number of Shares	Value (Note 1)
Solutia, Inc.*^	49,700	$286,272
Terra Industries, Inc.	46,200	1,118,964
Valhi, Inc.^	36,000	267,480
Valspar Corp.^	44,500	1,002,585
W.R. Grace & Co.*^	64,800	801,576

		88,039,348

Construction Materials (0.1%)
Eagle Materials, Inc.	23,200	585,568
Martin Marietta Materials, Inc.^	17,500	1,380,400
Texas Industries, Inc.^	15,000	470,400
Vulcan Materials Co.^	48,200	2,077,420

		4,513,788

Containers & Packaging (0.4%)
AptarGroup, Inc.^	29,100	982,707
Ball Corp.	41,800	1,887,688
Bemis Co., Inc.	41,700	1,050,840
Crown Holdings, Inc.*	72,000	1,738,080
Graphic Packaging Holding Co.*^	297,700	544,791
Greif, Inc., Class A	14,800	654,456
Owens-Illinois, Inc.*	76,400	2,139,964
Packaging Corp. of America	48,600	787,320
Pactiv Corp.*	55,800	1,210,860
Rock-Tenn Co., Class A	16,100	614,376
Sealed Air Corp.	69,200	1,276,740
Silgan Holdings, Inc.	10,900	534,427
Sonoco Products Co.	43,300	1,037,035
Temple-Inland, Inc.^	81,900	1,074,528

		15,533,812

Metals & Mining (1.0%)
AK Steel Holding Corp.	50,500	969,095
Alcoa, Inc.	415,600	4,293,148
Allegheny Technologies, Inc.^	44,200	1,543,906
AMCOL International Corp.^	19,500	420,810
Carpenter Technology Corp.	24,000	499,440
Century Aluminum Co.*^	34,000	211,820
Cliffs Natural Resources, Inc.	54,900	1,343,403
Commercial Metals Co.^	48,600	779,058
Compass Minerals International, Inc.	14,800	812,668
Freeport-McMoRan Copper & Gold, Inc.^	173,600	8,699,096
Kaiser Aluminum Corp.^	13,900	499,149
Newmont Mining Corp.^	206,200	8,427,394
Nucor Corp.	133,500	5,931,405
Royal Gold, Inc.^	13,100	546,270
Schnitzer Steel Industries, Inc., Class A^	16,000	845,760
Southern Copper Corp.^	93,500	1,911,140
Steel Dynamics, Inc.	70,200	1,034,046
Titanium Metals Corp.^	243,800	2,240,522
United States Steel Corp.^	50,900	1,819,166
Walter Energy, Inc.^	24,500	887,880
Worthington Industries, Inc.	37,000	473,230

		44,188,406

Paper & Forest Products (0.2%)
Clearwater Paper Corp.*^	5,285	133,658
Deltic Timber Corp.^	9,200	326,324
Domtar Corp.*	19,740	327,289
Glatfelter^	40,600	361,340
International Paper Co.	195,400	2,956,402
MeadWestvaco Corp.	77,800	1,276,698
Wausau Paper Corp.^	45,000	302,400

See Notes to Financial Statements. 33

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Weyerhaeuser Co.^	89,100	$2,711,313

		8,395,424

Total Materials		160,670,778

Telecommunication Services (3.3%)
Diversified Telecommunication Services (2.7%)
AT&T, Inc.	2,517,500	62,534,700
CenturyTel, Inc.^	46,500	1,427,550
Cincinnati Bell, Inc.*^	220,600	626,504
Embarq Corp.	65,900	2,771,754
Global Crossing Ltd.*	48,100	441,558
Iowa Telecommunications Services, Inc.^	27,800	347,778
NTELOS Holdings Corp.	17,000	313,140
Premiere Global Services, Inc.*^	51,900	562,596
Qwest Communications International, Inc.^	618,500	2,566,775
Shenandoah Telecommunications Co.^	17,900	363,191
tw telecom, Inc.*^	64,200	659,334
Verizon Communications, Inc.	1,235,100	37,954,623
Windstream Corp.	186,000	1,554,960

		112,124,463

Wireless Telecommunication Services (0.6%)
American Tower Corp., Class A*	179,300	5,653,329
Centennial Communications Corp.*^	53,800	449,768
Clearwire Corp., Class A*	322,300	1,782,319
Crown Castle International Corp.*^	125,700	3,019,314
MetroPCS Communications, Inc.*	106,900	1,422,839
NII Holdings, Inc.*^	72,000	1,373,040
SBA Communications Corp., Class A*^	48,700	1,195,098
Sprint Nextel Corp.*	1,274,715	6,131,379
Syniverse Holdings, Inc.*^	45,100	722,953
Telephone & Data Systems, Inc.^	42,000	1,188,600
U.S. Cellular Corp.*^	43,300	1,664,885

		24,603,524

Total Telecommunication Services		136,727,987

Utilities (4.2%)
Electric Utilities (2.1%)
Allegheny Energy, Inc.	72,400	1,857,060
Allete, Inc.^	38,200	1,098,250
American Electric Power Co., Inc.	203,300	5,873,337
Cleco Corp.^	25,300	567,226
DPL, Inc.	49,000	1,135,330
Duke Energy Corp.	538,600	7,858,174
Edison International	140,600	4,423,276
El Paso Electric Co.*	24,400	340,624
Empire District Electric Co.	22,600	373,352
Entergy Corp.	81,700	6,333,384
Exelon Corp.^	279,300	14,302,953
FirstEnergy Corp.^	130,500	5,056,875
FPL Group, Inc.	179,100	10,183,626
Great Plains Energy, Inc.	50,700	788,385
Hawaiian Electric Industries, Inc.^	34,000	648,040
IDACORP, Inc.	19,500	509,730
ITC Holdings Corp.	20,600	934,416
MGE Energy, Inc.^	12,100	405,955
Northeast Utilities	60,700	1,354,217
NV Energy, Inc.^	98,900	1,067,131
Pepco Holdings, Inc.	86,400	1,161,216
Pinnacle West Capital Corp.	42,100	1,269,315
Portland General Electric Co.	92,500	1,801,900
PPL Corp.	161,100	5,309,856

	Number of Shares	Value (Note 1)
Progress Energy, Inc.	111,100	$4,202,913
Southern Co.	332,400	10,357,584
UIL Holdings Corp.^	13,200	296,340
UniSource Energy Corp.	16,400	435,256
Westar Energy, Inc.	43,100	808,987

		90,754,708

Gas Utilities (0.4%)
AGL Resources, Inc.	31,900	1,014,420
Atmos Energy Corp.	37,900	949,016
Energen Corp.	30,400	1,212,960
EQT Corp.	56,200	1,961,942
Laclede Group, Inc.	8,600	284,918
National Fuel Gas Co.	34,600	1,248,368
New Jersey Resources Corp.^	17,700	655,608
Nicor, Inc.^	19,700	682,014
Northwest Natural Gas Co.	11,100	491,952
ONEOK, Inc.	46,000	1,356,540
Piedmont Natural Gas Co., Inc.	30,300	730,533
Questar Corp.	75,900	2,357,454
South Jersey Industries, Inc.^	12,100	422,169
Southwest Gas Corp.	18,500	410,885
UGI Corp.	45,400	1,157,246
WGL Holdings, Inc.	21,200	678,824

		15,614,849

Independent Power Producers & Energy Traders (0.3%)
AES Corp.*	272,395	3,162,506
Calpine Corp.*	151,000	1,683,650
Constellation Energy Group, Inc.	74,200	1,972,236
Mirant Corp.*	73,100	1,150,594
NRG Energy, Inc.*	101,300	2,629,748
Ormat Technologies, Inc.^	14,400	580,464
RRI Energy, Inc.*	151,500	759,015

		11,938,213

Multi-Utilities (1.3%)
Alliant Energy Corp.	47,900	1,251,627
Ameren Corp.^	87,700	2,182,853
Avista Corp.	23,200	413,192
Black Hills Corp.	16,500	379,335
CenterPoint Energy, Inc.	137,700	1,525,716
CH Energy Group, Inc.^	10,200	476,340
CMS Energy Corp.	96,700	1,168,136
Consolidated Edison, Inc.^	122,800	4,595,176
Dominion Resources, Inc.	245,500	8,204,610
DTE Energy Co.	71,100	2,275,200
Integrys Energy Group, Inc.	32,800	983,672
MDU Resources Group, Inc.^	77,500	1,470,175
NiSource, Inc.	119,700	1,395,702
NorthWestern Corp.	21,400	487,064
NSTAR	46,200	1,483,482
OGE Energy Corp.^	39,500	1,118,640
PG&E Corp.^	147,000	5,650,680
PNM Resources, Inc.^	47,700	510,867
Public Service Enterprise Group, Inc.	209,200	6,826,196
SCANA Corp.	49,800	1,617,006
Sempra Energy^	106,200	5,270,706
TECO Energy, Inc.	86,600	1,033,138
Vectren Corp.^	34,100	798,963
Wisconsin Energy Corp.	50,500	2,055,855
Xcel Energy, Inc.^	183,700	3,381,917

		56,556,248

Water Utilities (0.1%)
American Water Works Co., Inc.	91,900	1,756,209
Aqua America, Inc.^	53,000	948,700

See Notes to Financial Statements. 34

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
California Water Service Group^	10,500	$386,820

		3,091,729

Total Utilities		177,955,747

Total Common Stocks (99.8%) (Cost $4,492,368,246)		4,180,100,202

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (8.9%)
Bancaja U.S. Debt S.A.U.
1.27%, 7/10/09 (l)	$20,000,889	20,354,905
Calyon/New York
0.41%, 7/2/10 (l)	19,995,337	19,629,602
General Electric Capital Corp.
0.40%, 3/12/10 (l)	26,000,000	25,565,228
Goldman Sachs & Co., Repurchase Agreement
0.05%, 7/1/09 (r)(v)	260,205,440	260,205,440
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(l)(s)	10,000,000	1,475,000
MassMutual Global Funding II
0.40%, 3/26/10 (l)	10,000,000	9,909,770
Monumental Global Funding II
0.40%, 3/26/10 (l)	3,000,000	2,885,868
0.43%, 5/26/10 (l)	4,000,000	3,850,000
Monumental Global Funding Ltd.
0.71%, 5/24/10 (l)	7,000,000	6,713,476
Pricoa Global Funding I
0.40%, 6/25/10 (l)	8,999,100	8,293,598
Wells Fargo & Co.
0.37%, 8/3/09 (l)	15,000,000	14,982,270

Total Short-Term Investments of Cash Collateral for Securities Loaned		373,865,157

Time Deposit (0.1%)
JPMorgan Chase Nassau
0.000%, 7/1/09	4,059,948	4,059,948

Total Short-Term Investments (9.0%) (Cost/Amortized Cost $388,260,714)		377,925,105

Total Investments (108.8%) (Cost/Amortized Cost $4,880,628,960)		4,558,025,307
Other Assets Less Liabilities (-8.8%)		(367,387,885)

Net Assets (100%)		$4,190,637,422

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $382 or 0.0% of net assets) at fair value.
#	All, or a portion of security held by broker as collateral for financial futures contracts.
(b)	Illiquid Security.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(s)	Issuer in bankruptcy.
(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% - 6.176%, maturing 4/15/18 - 5/1/39; Federal National Mortgage Association, 0.000% - 7.500%, maturing 2/1/18 - 5/1/39; Government National Mortgage Association, 0.465% – 5.500%, maturing 11/16/31 - 8/16/44.

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	28	September-09	$1,416,227	$1,420,160	$3,933
S&P 500 E-Mini Index	224	September-09	10,218,251	10,253,600	35,349

					$39,282

See Notes to Financial Statements. 35

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$413,728,732	$–	$–	$413,728,732
Consumer Staples	445,558,395	–	–	445,558,395
Energy	471,304,735	–	–	471,304,735
Financials	590,415,129	–	382	590,415,511
Health Care	575,440,529	–	–	575,440,529
Industrials	437,871,812	–	–	437,871,812
Information Technology	770,425,976	–	–	770,425,976
Materials	160,670,778	–	–	160,670,778
Telecommunication Services	136,727,987	–	–	136,727,987
Utilities	177,955,747	–	–	177,955,747
Futures	39,282	–	–	39,282
Short-Term Investments	–	377,925,105	–	377,925,105
Total Asset	$4,180,139,102	$377,925,105	$382	$4,558,064,589
Total Liability	$–	$–	$–	$–
Total	$4,180,139,102	$377,925,105	$382	$4,558,064,589

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	382	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$382	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$382	$—

*Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements. 36

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	39,282	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$39,282

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	–	*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$–

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(3,884)	–	–	(3,884)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(3,884)	$–	$–	$(3,884)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(360,154)	–	–	(360,154)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(360,154)	$–	$–	$(360,154)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities					$92,173,173
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities					$204,166,853

See Notes to Financial Statements. 37

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$433,211,416
Aggregate gross unrealized depreciation	(814,852,101)

Net unrealized depreciation	$(381,640,685)

Federal income tax cost of investments	$4,939,665,992

At June 30, 2009, the Portfolio had loaned securities with a total value of $370,789,942. This was secured by collateral of $384,200,766 which was received as cash and subsequently invested in short-term investments currently valued at $373,865,157, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $1,190,019,344 of which $669,460,381 expires in the year 2010, and $520,558,963 expires in the year 2016.

See Notes to Financial Statements. 38

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.7%)
Auto Components (0.3%)
ArvinMeritor, Inc.	200	$878
BorgWarner, Inc.	530	18,100
Exide Technologies, Inc.*	2,010	7,497
Fuel Systems Solutions, Inc.*	100	2,019
Goodyear Tire & Rubber Co.*	2,020	22,745
Johnson Controls, Inc.	2,830	61,468
Modine Manufacturing Co.	830	3,984
Stoneridge, Inc.*	800	3,840
TRW Automotive Holdings Corp.*	1,440	16,272
WABCO Holdings, Inc.	870	15,399

		152,202

Automobiles (0.3%)
Ford Motor Co.*	14,800	89,836
Harley-Davidson, Inc.	1,150	18,641
Thor Industries, Inc.	710	13,043
Winnebago Industries, Inc.	1,470	10,922

		132,442

Distributors (0.0%)
Core-Mark Holding Co., Inc.*	40	1,042
Genuine Parts Co.	800	26,848

		27,890

Diversified Consumer Services (0.3%)
Apollo Group, Inc., Class A*	630	44,806
Career Education Corp.*	690	17,174
DeVry, Inc.	300	15,012
H&R Block, Inc.	1,550	26,707
ITT Educational Services, Inc.*	200	20,132
Steiner Leisure Ltd.*	740	22,592
Stewart Enterprises, Inc., Class A	1,600	7,712

		154,135

Hotels, Restaurants & Leisure (1.7%)
Ameristar Casinos, Inc.	720	13,702
Bally Technologies, Inc.*	500	14,960
BJ’s Restaurants, Inc.*	550	9,279
Bob Evans Farms, Inc.	430	12,358
Brinker International, Inc.	790	13,454
Carnival Corp.	2,060	53,086
CEC Entertainment, Inc.*	450	13,266
Churchill Downs, Inc.	30	1,010
CKE Restaurants, Inc.	660	5,597
Darden Restaurants, Inc.	650	21,437
Denny’s Corp.*	2,590	5,569
Dover Downs Gaming & Entertainment, Inc.	50	233
International Game Technology	1,460	23,214
Interval Leisure Group, Inc.*	1,064	9,916
Isle of Capri Casinos, Inc.*	420	5,594
Jack in the Box, Inc.*	380	8,531
Krispy Kreme Doughnuts, Inc.*	1,140	3,420
Marriott International, Inc., Class A	1,405	31,012
McDonald’s Corp.	5,390	309,871
O’Charleys, Inc.	60	555
Orient-Express Hotels Ltd., Class A	1,110	9,424
Papa John’s International, Inc.*	250	6,197
Pinnacle Entertainment, Inc.*	1,130	10,498
Royal Caribbean Cruises Ltd.	950	12,863
Ruby Tuesday, Inc.*	1,320	8,791
Shuffle Master, Inc.*	1,450	9,584
Sonic Corp.*	1,690	16,951
Starbucks Corp.*	3,450	47,920

	Number of Shares	Value (Note 1)
Starwood Hotels & Resorts Worldwide, Inc.	900	$19,980
Steak n Shake Co.*	540	4,720
Tim Hortons, Inc.	900	22,086
Town Sports International Holdings, Inc.*	160	600
Wyndham Worldwide Corp.	1,170	14,180
Yum! Brands, Inc.	2,240	74,682

		814,540

Household Durables (0.4%)
Blyth, Inc.	360	11,805
Centex Corp.	1,690	14,297
CSS Industries, Inc.	240	4,891
D.R. Horton, Inc.	1,500	14,040
Ethan Allen Interiors, Inc.	110	1,140
Fortune Brands, Inc.	750	26,055
Furniture Brands International, Inc.	750	2,273
Garmin Ltd.	700	16,674
Harman International Industries, Inc.	690	12,972
KB Home	1,050	14,364
La-Z-Boy, Inc., Class Z	2,770	13,074
Lennar Corp., Class A	1,710	16,570
M/I Homes, Inc.*	370	3,622
National Presto Industries, Inc.	20	1,522
Newell Rubbermaid, Inc.	1,300	13,533
Ryland Group, Inc.	200	3,352
Stanley Works	410	13,874
Whirlpool Corp.	320	13,619

		197,677

Internet & Catalog Retail (0.5%)
Amazon.com, Inc.*	1,580	132,183
Expedia, Inc.*	1,010	15,261
HSN, Inc.*	924	9,767
Liberty Media Corp., Interactive, Class A*	2,830	14,178
Netflix, Inc.*	360	14,882
Orbitz Worldwide, Inc.*	470	893
Overstock.com, Inc.*	600	7,176
priceline.com, Inc.*	180	20,079
Shutterfly, Inc.*	670	9,346
Stamps.com, Inc.*	770	6,530
Ticketmaster Entertainment, Inc.*	1,454	9,335

		239,630

Leisure Equipment & Products (0.2%)
Brunswick Corp.	3,100	13,392
Eastman Kodak Co.	2,510	7,430
Hasbro, Inc.	600	14,544
JAKKS Pacific, Inc.*	620	7,955
Leapfrog Enterprises, Inc.*	1,750	4,007
Mattel, Inc.	1,700	27,285
RC2 Corp.*	390	5,160
Steinway Musical Instruments*	140	1,498

		81,271

Media (2.5%)
Ascent Media Corp., Class A*	250	6,645
Belo Corp., Class A	3,910	6,999
Cablevision Systems Corp. - New York Group, Class A	950	18,440
CBS Corp., Class B	2,820	19,514
Central European Media Enterprises Ltd., Class A*	200	3,938
Clear Channel Outdoor Holdings, Inc., Class A*	1,440	7,632

See Notes to Financial Statements. 39

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Comcast Corp., Class A	13,850	$200,686
DIRECTV Group, Inc.*	2,590	63,999
Discovery Communications, Inc., Class C*	1,350	27,716
DISH Network Corp., Class A*	960	15,562
EW Scripps Co., Class A	1,380	2,884
Fisher Communications, Inc.	20	256
Gannett Co., Inc.	2,420	8,639
Global Sources Ltd.*	523	3,771
Harte-Hanks, Inc.	1,100	10,175
Journal Communications, Inc., Class A	210	221
Knology, Inc.*	70	604
Liberty Global, Inc., Class A*	1,300	20,657
Liberty Media Corp., Capital Series, Class A*	90	1,220
Liberty Media Corp., Entertainment Series, Class A*	2,770	74,098
LIN TV Corp., Class A*	200	336
Live Nation, Inc.*	1,160	5,638
McGraw-Hill Cos., Inc.	1,530	46,068
Mediacom Communications Corp., Class A*	1,200	6,132
Meredith Corp.	490	12,520
News Corp., Class A	11,000	100,210
Omnicom Group, Inc.	1,500	47,370
Sinclair Broadcast Group, Inc., Class A	430	834
Time Warner Cable, Inc.	1,699	53,807
Time Warner, Inc.	5,660	142,575
Viacom, Inc., Class B*	2,660	60,382
Walt Disney Co.	9,040	210,903
Warner Music Group Corp.*	1,650	9,652

		1,190,083

Multiline Retail (0.7%)
Big Lots, Inc.*	600	12,618
Dollar Tree, Inc.*	450	18,945
Family Dollar Stores, Inc.	650	18,395
J.C. Penney Co., Inc.	1,050	30,145
Kohl’s Corp.*	1,610	68,828
Nordstrom, Inc.	890	17,702
Sears Holdings Corp.*	250	16,630
Target Corp.	3,760	148,407

		331,670

Specialty Retail (2.2%)
Advance Auto Parts, Inc.	450	18,671
America’s Car-Mart, Inc.*	320	6,560
AutoNation, Inc.*	800	13,880
AutoZone, Inc.*	190	28,711
Barnes & Noble, Inc.	570	11,759
bebe Stores, Inc.	900	6,192
Bed Bath & Beyond, Inc.*	1,250	38,438
Best Buy Co., Inc.	1,610	53,919
Borders Group, Inc.*	1,010	3,717
Cabela’s, Inc.*	500	6,150
CarMax, Inc.*	1,050	15,435
Cato Corp., Class A	80	1,395
Charming Shoppes, Inc.*	2,540	9,449
Children’s Place Retail Stores, Inc.*	450	11,893
Christopher & Banks Corp.	1,620	10,870
Collective Brands, Inc.*	710	10,345
Conn’s, Inc.*	380	4,750
Dress Barn, Inc.*	850	12,155
DSW, Inc., Class A*	40	394
GameStop Corp., Class A*	800	17,608

	Number of Shares	Value (Note 1)
Gap, Inc.	2,190	$35,916
Guess?, Inc.	490	12,632
Gymboree Corp.*	380	13,482
hhgregg, Inc.*	60	910
Home Depot, Inc.	8,060	190,458
Limited Brands, Inc.	1,290	15,441
Lowe’s Cos., Inc.	6,940	134,705
New York & Co., Inc.*	1,660	5,129
O’Reilly Automotive, Inc.*	650	24,752
Rent-A-Center, Inc.*	710	12,659
Ross Stores, Inc.	480	18,528
Sally Beauty Holdings, Inc.*	2,990	19,016
Sherwin-Williams Co.	500	26,875
Signet Jewelers Ltd.	380	7,912
Sonic Automotive, Inc., Class A	990	10,058
Stage Stores, Inc.	1,110	12,321
Staples, Inc.	3,350	67,569
Systemax, Inc.*	1,000	11,910
Tiffany & Co.	600	15,216
TJX Cos., Inc.	2,000	62,920
Tractor Supply Co.*	330	13,636
Tween Brands, Inc.*	1,530	10,220
Urban Outfitters, Inc.*	650	13,566
Wet Seal, Inc., Class A*	3,010	9,241
Zumiez, Inc.*	1,260	10,093

		1,037,456

Textiles, Apparel & Luxury Goods (0.6%)
American Apparel, Inc.*	280	1,019
Carter’s, Inc.*	680	16,735
Coach, Inc.	2,020	54,297
Crocs, Inc.*	1,390	4,726
Jones Apparel Group, Inc.	1,330	14,271
Kenneth Cole Productions, Inc., Class A	290	2,039
K-Swiss, Inc., Class A	350	2,975
Maidenform Brands, Inc.*	310	3,556
Movado Group, Inc.	280	2,951
NIKE, Inc., Class B	1,630	84,401
Oxford Industries, Inc.	990	11,533
Perry Ellis International, Inc.*	700	5,096
Phillips-Van Heusen Corp.	440	12,624
Polo Ralph Lauren Corp.	270	14,456
Steven Madden Ltd.*	60	1,527
Unifi, Inc.*	2,210	3,138
UniFirst Corp.	180	6,691
VF Corp.	400	22,140
Volcom, Inc.*	190	2,375

		266,550

Total Consumer Discretionary		4,625,546

Consumer Staples (10.5%)
Beverages (2.3%)
Brown-Forman Corp., Class B	500	21,490
Coca-Cola Co.	11,070	531,249
Coca-Cola Enterprises, Inc.	1,500	24,975
Constellation Brands, Inc., Class A*	1,100	13,948
Dr. Pepper Snapple Group, Inc.*	1,210	25,640
Molson Coors Brewing Co., Class B	550	23,282
Pepsi Bottling Group, Inc.	650	21,996
PepsiAmericas, Inc.	550	14,745
PepsiCo, Inc.	7,530	413,849

		1,091,174

Food & Staples Retailing (2.5%)
Andersons, Inc.	180	5,389

See Notes to Financial Statements. 40

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Casey’s General Stores, Inc.	410	$10,533
Costco Wholesale Corp.	2,050	93,685
CVS Caremark Corp.	6,810	217,035
Kroger Co.	3,310	72,985
Pantry, Inc.*	650	10,790
Safeway, Inc.	2,040	41,555
SUPERVALU, Inc.	720	9,324
Sysco Corp.	2,850	64,068
Walgreen Co.	4,730	139,062
Wal-Mart Stores, Inc.	10,870	526,543
Winn-Dixie Stores, Inc.*	450	5,643

		1,196,612

Food Products (1.7%)
Archer-Daniels-Midland Co.	3,060	81,916
Bunge Ltd.	580	34,945
Campbell Soup Co.	1,000	29,420
ConAgra Foods, Inc.	2,150	40,979
Darling International, Inc.*	1,770	11,682
Dean Foods Co.*	800	15,352
Del Monte Foods Co.	1,810	16,978
Flowers Foods, Inc.	700	15,288
Fresh Del Monte Produce, Inc.*	440	7,154
General Mills, Inc.	1,600	89,632
Green Mountain Coffee Roasters, Inc.*	200	11,824
H.J. Heinz Co.	1,500	53,550
Hershey Co.	750	27,000
Hormel Foods Corp.	400	13,816
J&J Snack Foods Corp.	90	3,231
J.M. Smucker Co.	590	28,710
Kellogg Co.	1,200	55,884
Kraft Foods, Inc., Class A	7,010	177,633
McCormick & Co., Inc. (Non-Voting)	550	17,892
Omega Protein Corp.*	640	2,598
Ralcorp Holdings, Inc.*	250	15,230
Sara Lee Corp.	3,350	32,696
Smithfield Foods, Inc.*	200	2,794
TreeHouse Foods, Inc.*	200	5,754
Tyson Foods, Inc., Class A	1,400	17,654

		809,612

Household Products (2.3%)
Central Garden & Pet Co., Class A*	1,930	19,011
Church & Dwight Co., Inc.	350	19,009
Clorox Co.	650	36,289
Colgate-Palmolive Co.	2,410	170,483
Energizer Holdings, Inc.*	350	18,284
Kimberly-Clark Corp.	2,000	104,860
Procter & Gamble Co.	14,080	719,488

		1,087,424

Personal Products (0.3%)
Avon Products, Inc.	2,050	52,849
Bare Escentuals, Inc.*	120	1,064
Elizabeth Arden, Inc.*	430	3,754
Estee Lauder Cos., Inc., Class A	450	14,702
Herbalife Ltd.	450	14,193
Inter Parfums, Inc.	410	3,009
Mead Johnson Nutrition Co., Class A*	500	15,885
NBTY, Inc.*	550	15,466
Nu Skin Enterprises, Inc., Class A	620	9,486
Prestige Brands Holdings, Inc.*	130	800

		131,208

Tobacco (1.4%)
Altria Group, Inc.	9,940	162,917
Lorillard, Inc.	850	57,604

	Number of Shares	Value (Note 1)
Philip Morris International, Inc.	9,420	$410,900
Reynolds American, Inc.	800	30,896
Universal Corp.	360	11,920

		674,237

Total Consumer Staples		4,990,267

Energy (11.3%)
Energy Equipment & Services (2.0%)
Allis-Chalmers Energy, Inc.*	1,490	3,442
Baker Hughes, Inc.	1,460	53,202
Basic Energy Services, Inc.*	1,750	11,953
BJ Services Co.	1,400	19,082
Bronco Drilling Co., Inc.*	560	2,397
Cameron International Corp.*	1,050	29,715
Complete Production Services, Inc.*	2,380	15,137
Dawson Geophysical Co.*	200	5,970
Diamond Offshore Drilling, Inc.	310	25,745
Dresser-Rand Group, Inc.*	490	12,789
ENGlobal Corp.*	840	4,133
ENSCO International, Inc.	690	24,060
Exterran Holdings, Inc.*	800	12,832
FMC Technologies, Inc.*	600	22,548
Global Industries Ltd.*	2,090	11,829
Gulf Island Fabrication, Inc.	890	14,089
Halliburton Co.	4,130	85,491
Helix Energy Solutions Group, Inc.*	1,290	14,022
Helmerich & Payne, Inc.	700	21,609
Hercules Offshore, Inc.*	350	1,390
Key Energy Services, Inc.*	2,290	13,190
Lufkin Industries, Inc.	120	5,046
Nabors Industries Ltd.*	1,690	26,330
National Oilwell Varco, Inc.*	1,980	64,667
Natural Gas Services Group, Inc.*	290	3,857
Newpark Resources, Inc.*	2,080	5,928
Oceaneering International, Inc.*	250	11,300
Oil States International, Inc.*	500	12,105
Parker Drilling Co.*	2,830	12,282
Pride International, Inc.*	1,320	33,079
Schlumberger Ltd.	5,670	306,804
SEACOR Holdings, Inc.*	170	12,791
Smith International, Inc.	1,050	27,038
Superior Energy Services, Inc.*	630	10,880
T-3 Energy Services, Inc.*	720	8,575
TETRA Technologies, Inc.*	1,460	11,622
Tidewater, Inc.	300	12,861

		969,790

Oil, Gas & Consumable Fuels (9.3%)
Anadarko Petroleum Corp.	2,380	108,028
Apache Corp.	1,580	113,997
Arch Coal, Inc.	700	10,759
ATP Oil & Gas Corp.*	1,810	12,598
Bill Barrett Corp.*	130	3,570
Brigham Exploration Co.*	210	733
Cabot Oil & Gas Corp.	500	15,320
Chesapeake Energy Corp.	2,910	57,705
Chevron Corp.	9,650	639,313
Cimarex Energy Co.	560	15,870
CNX Gas Corp.*	500	13,135
ConocoPhillips	7,350	309,141
Consol Energy, Inc.	850	28,866
Contango Oil & Gas Co.*	80	3,399
Continental Resources, Inc.*	550	15,262
Crosstex Energy, Inc.	1,310	5,450
CVR Energy, Inc.*	2,200	16,126

See Notes to Financial Statements. 41

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Delek U.S. Holdings, Inc.	1,230	$10,430
Denbury Resources, Inc.*	1,190	17,529
Devon Energy Corp.	2,130	116,085
El Paso Corp.	3,350	30,920
Encore Acquisition Co.*	200	6,170
EOG Resources, Inc.	1,200	81,504
EXCO Resources, Inc.*	10	129
Exxon Mobil Corp.	23,560	1,647,080
Frontier Oil Corp.	770	10,095
General Maritime Corp.	558	5,519
GeoResources, Inc.*	270	2,754
Hess Corp.	1,320	70,950
International Coal Group, Inc.*	5,950	17,017
Knightsbridge Tankers Ltd.	110	1,500
Marathon Oil Corp.	3,390	102,141
Mariner Energy, Inc.*	1,010	11,867
Murphy Oil Corp.	920	49,974
Newfield Exploration Co.*	650	21,235
Noble Energy, Inc.	830	48,945
Occidental Petroleum Corp.	3,910	257,317
Peabody Energy Corp.	1,300	39,208
Petrohawk Energy Corp.*	1,300	28,990
PetroQuest Energy, Inc.*	420	1,550
Pioneer Natural Resources Co.	550	14,025
Plains Exploration & Production Co.*	550	15,048
Range Resources Corp.	750	31,058
Rosetta Resources, Inc.*	1,530	13,388
Southern Union Co.	800	14,712
Southwestern Energy Co.*	1,650	64,103
Spectra Energy Corp.	3,000	50,760
Stone Energy Corp.*	869	6,448
Sunoco, Inc.	550	12,760
Swift Energy Co.*	720	11,988
Tesoro Corp.	910	11,584
USEC, Inc.*	400	2,128
Valero Energy Corp.	2,530	42,732
W&T Offshore, Inc.	1,110	10,811
Williams Cos., Inc.	2,800	43,708
XTO Energy, Inc.	2,650	101,071

		4,394,505

Total Energy		5,364,295

Financials (14.1%)
Capital Markets (2.9%)
Affiliated Managers Group, Inc.*	240	13,966
Ameriprise Financial, Inc.	1,360	33,007
Bank of New York Mellon Corp.	5,750	168,532
BGC Partners, Inc., Class A	300	1,137
BlackRock, Inc.	110	19,296
Charles Schwab Corp.	4,450	78,053
Cohen & Steers, Inc.	960	14,352
Eaton Vance Corp.	540	14,445
Franklin Resources, Inc.	730	52,567
GAMCO Investors, Inc., Class A	260	12,610
GFI Group, Inc.	620	4,179
Goldman Sachs Group, Inc.	2,470	364,177
Invesco Ltd.	2,000	35,640
Investment Technology Group, Inc.*	440	8,972
Janus Capital Group, Inc.	1,190	13,566
Jefferies Group, Inc.*	30	640
Knight Capital Group, Inc., Class A*	1,310	22,335
LaBranche & Co., Inc.*	4,530	19,479
Legg Mason, Inc.	650	15,847
MF Global Ltd.*	820	4,863
Morgan Stanley	6,130	174,766

	Number of Shares	Value (Note 1)
Northern Trust Corp.	1,150	$61,732
Penson Worldwide, Inc.*	740	6,623
SEI Investments Co.	1,140	20,566
State Street Corp.	2,350	110,920
SWS Group, Inc.	1,820	25,425
T. Rowe Price Group, Inc.	1,280	53,338
TD Ameritrade Holding Corp.*	1,213	21,276
Teton Advisors, Inc.(b)*†	4	7
Thomas Weisel Partners Group, Inc.*	90	542
Virtus Investment Partners, Inc.*	91	1,337
Waddell & Reed Financial, Inc., Class A	520	13,712

		1,387,907

Commercial Banks (2.7%)
Associated Banc-Corp.	1,100	13,750
Bancorpsouth, Inc.	650	13,345
Bank of Hawaii Corp.	400	14,332
BB&T Corp.	3,100	68,138
Boston Private Financial Holdings, Inc.	530	2,374
CapitalSource, Inc.	2,280	11,126
Cathay General Bancorp	130	1,236
Central Pacific Financial Corp.	2,110	7,913
City Holding Co.	130	3,947
City National Corp./California	400	14,732
CoBiz Financial, Inc.	190	1,218
Columbia Banking System, Inc.	360	3,683
Comerica, Inc.	700	14,805
Commerce Bancshares, Inc./Missouri	450	14,324
Cullen/Frost Bankers, Inc.	300	13,836
Fifth Third Bancorp	2,400	17,040
First Citizens BancShares, Inc./North Carolina, Class A	100	13,365
First Horizon National Corp.*	1,117	13,408
FirstMerit Corp.	900	15,282
Guaranty Bancorp*	320	611
Huntington Bancshares, Inc./Ohio	3,500	14,630
International Bancshares Corp.	10	103
KeyCorp	2,650	13,886
M&T Bank Corp.	199	10,135
MainSource Financial Group, Inc.	240	1,781
Marshall & Ilsley Corp.	2,200	10,560
Old Second Bancorp, Inc.	10	59
Oriental Financial Group, Inc.	120	1,164
Pacific Capital Bancorp N.A.	1,380	2,953
PacWest Bancorp	830	10,923
PNC Financial Services Group, Inc.	2,050	79,560
Popular, Inc.	7,490	16,478
Regions Financial Corp.	5,500	22,220
Sandy Spring Bancorp, Inc.	10	147
Santander BanCorp*	200	1,392
Simmons First National Corp., Class A	30	802
Sterling Bancorp/New York	90	752
SunTrust Banks, Inc.	1,700	27,965
TCF Financial Corp.	1,050	14,039
Trico Bancshares	50	775
Trustmark Corp.	300	5,796
U.S. Bancorp	9,040	161,997
UMB Financial Corp.	350	13,303
Umpqua Holdings Corp.	1,190	9,234
United Community Banks, Inc./Georgia*	755	4,521
Valley National Bancorp	1,150	13,455
Wells Fargo & Co.	22,940	556,524

See Notes to Financial Statements. 42

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Westamerica Bancorporation	300	$14,883
Western Alliance Bancorp*	520	3,557
Whitney Holding Corp./Louisiana	170	1,557
Zions Bancorporation	1,000	11,560

		1,285,176

Consumer Finance (0.6%)
American Express Co.	4,790	111,320
AmeriCredit Corp.*	1,070	14,498
Capital One Financial Corp.	2,170	47,479
Cash America International, Inc.	610	14,268
Discover Financial Services	2,270	23,313
Dollar Financial Corp.*	540	7,446
First Cash Financial Services, Inc.*	350	6,132
Nelnet, Inc., Class A*	1,130	15,357
SLM Corp.*	2,200	22,594
Student Loan Corp.	90	3,348
World Acceptance Corp.*	580	11,548

		277,303

Diversified Financial Services (3.1%)
Asset Acceptance Capital Corp.*	110	846
Bank of America Corp.	36,940	487,608
CIT Group, Inc.	4,410	9,482
Citigroup, Inc.	25,900	76,923
CME Group, Inc.	300	93,333
Encore Capital Group, Inc.*	210	2,782
Financial Federal Corp.	50	1,027
Interactive Brokers Group, Inc., Class A*	1,740	27,022
IntercontinentalExchange, Inc.*	350	39,984
JPMorgan Chase & Co.	18,160	619,438
Leucadia National Corp.*	850	17,926
Life Partners Holdings, Inc.	60	851
MarketAxess Holdings, Inc.*	60	572
Moody’s Corp.	950	25,032
NASDAQ OMX Group, Inc.*	700	14,917
NewStar Financial, Inc.*	10	19
NYSE Euronext	1,250	34,063
PHH Corp.*	860	15,635
PICO Holdings, Inc.*	60	1,722

		1,469,182

Insurance (2.7%)
Aflac, Inc.	2,250	69,953
Allied World Assurance Co. Holdings Ltd./Bermuda	380	15,515
Allstate Corp.	2,840	69,296
American Equity Investment Life Holding Co.	2,100	11,718
American Financial Group, Inc./Ohio	630	13,595
American International Group, Inc.	11,050	12,818
American National Insurance Co.	20	1,512
American Physicians Capital, Inc.	110	4,308
Amerisafe, Inc.*	840	13,070
Amtrust Financial Services, Inc.	560	6,384
Aon Corp.	1,300	49,231
Arch Capital Group Ltd.*	200	11,716
Aspen Insurance Holdings Ltd.	570	12,734
Axis Capital Holdings Ltd.	670	17,541
Chubb Corp.	1,660	66,201
Cincinnati Financial Corp.	720	16,092
CNA Financial Corp.	960	14,851
CNA Surety Corp.*	670	9,038
Delphi Financial Group, Inc., Class A	690	13,407
EMC Insurance Group, Inc.	30	624
Employers Holdings, Inc.	1,480	20,054

	Number of Shares	Value (Note 1)
Endurance Specialty Holdings Ltd.	500	$14,650
Everest Reinsurance Group Ltd.	300	21,471
FBL Financial Group, Inc., Class A	190	1,569
Fidelity National Financial, Inc., Class A	1,110	15,018
First American Corp.	330	8,550
FPIC Insurance Group, Inc.*	270	8,267
Hanover Insurance Group, Inc.	290	11,052
Harleysville Group, Inc.	410	11,570
Hartford Financial Services Group, Inc.	1,510	17,924
HCC Insurance Holdings, Inc.	580	13,926
Hilltop Holdings, Inc.*	80	950
IPC Holdings Ltd.	520	14,217
Lincoln National Corp.	1,350	23,234
Loews Corp.	1,492	40,881
Maiden Holdings Ltd.	60	394
Marsh & McLennan Cos., Inc.	2,450	49,318
MetLife, Inc.	2,760	82,828
Montpelier Reinsurance Holdings Ltd.	380	5,050
National Interstate Corp.	10	152
Navigators Group, Inc.*	80	3,554
Old Republic International Corp.	880	8,668
OneBeacon Insurance Group Ltd., Class A	970	11,339
PartnerReinsurance Ltd.	250	16,238
Phoenix Cos., Inc.*	1,910	3,190
Platinum Underwriters Holdings Ltd.	480	13,723
PMA Capital Corp., Class A*	390	1,774
Presidential Life Corp.	250	1,892
Principal Financial Group, Inc.	1,500	28,260
Progressive Corp.*	3,200	48,352
Protective Life Corp.	1,100	12,584
Prudential Financial, Inc.	2,050	76,301
Reinsurance Group of America, Inc.	110	3,840
RenaissanceReinsurance Holdings Ltd.	300	13,962
RLI Corp.	240	10,752
Selective Insurance Group, Inc.	1,200	15,324
StanCorp Financial Group, Inc.	480	13,766
State Auto Financial Corp.	270	4,725
Stewart Information Services Corp.	250	3,563
Torchmark Corp.	380	14,075
Travelers Cos., Inc.	2,870	117,785
United America Indemnity Ltd., Class A*	361	1,729
United Fire & Casualty Co.	270	4,631
Unum Group	1,300	20,618
W.R. Berkley Corp.	640	13,741
XL Capital Ltd., Class A	2,270	26,014

		1,281,079

Real Estate Investment Trusts (REITs) (1.6%)
Alexandria Real Estate Equities, Inc. (REIT)	480	17,179
AMB Property Corp. (REIT)	710	13,355
Annaly Capital Management, Inc. (REIT)	2,558	38,728
AvalonBay Communities, Inc. (REIT)	366	20,474
Boston Properties LP (REIT)	570	27,189
BRE Properties, Inc. (REIT)	60	1,426
Camden Property Trust (REIT)	480	13,248
Corporate Office Properties Trust/Maryland (REIT)	509	14,929
Digital Realty Trust, Inc. (REIT)	389	13,946

See Notes to Financial Statements. 43

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Duke Realty Corp. (REIT)	1,448	$12,699
Entertainment Properties Trust (REIT)	140	2,884
Equity Residential (REIT)	1,287	28,610
Essex Property Trust, Inc. (REIT)	211	13,131
Federal Realty Investment Trust (REIT)	280	14,426
HCP, Inc. (REIT)	1,297	27,483
Health Care REIT, Inc. (REIT)	517	17,630
Highwoods Properties, Inc. (REIT)	830	18,567
Home Properties, Inc. (REIT)	110	3,751
Host Hotels & Resorts, Inc. (REIT)	2,865	24,037
Kimco Realty Corp. (REIT)	1,522	15,296
Liberty Property Trust (REIT)	752	17,326
Macerich Co. (REIT)	695	12,239
Mack-Cali Realty Corp. (REIT)	639	14,569
MFA Financial, Inc. (REIT)	2,250	15,570
National Health Investors, Inc. (REIT)	80	2,137
National Retail Properties, Inc. (REIT)	390	6,767
Nationwide Health Properties, Inc. (REIT)	614	15,804
Omega Healthcare Investors, Inc. (REIT)	240	3,725
Plum Creek Timber Co., Inc. (REIT)	814	24,241
Potlatch Corp. (REIT)	140	3,401
ProLogis (REIT)	2,106	16,974
Public Storage (REIT)	602	39,419
Rayonier, Inc. (REIT)	350	12,723
Realty Income Corp. (REIT)	631	13,832
Regency Centers Corp. (REIT)	486	16,966
Senior Housing Properties Trust (REIT)	1,090	17,789
Simon Property Group, Inc. (REIT)	1,324	68,116
SL Green Realty Corp. (REIT)	600	13,764
Tanger Factory Outlet Centers (REIT)	50	1,621
Taubman Centers, Inc. (REIT)	500	13,430
UDR, Inc. (REIT)	1,350	13,945
Ventas, Inc. (REIT)	704	21,021
Vornado Realty Trust (REIT)	744	33,482
Washington Real Estate Investment Trust (REIT)	70	1,566
Weingarten Realty Investors (REIT)	986	14,307

		753,722

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	70	1,272
CB Richard Ellis Group, Inc., Class A*	1,785	16,708
Forest City Enterprises, Inc., Class A	2,800	18,480
Forestar Group, Inc.*	60	713
Jones Lang LaSalle, Inc.	400	13,092
St. Joe Co.*	542	14,357

		64,622

Thrifts & Mortgage Finance (0.4%)
Capitol Federal Financial	350	13,416
First Niagara Financial Group, Inc.	1,200	13,704
Hudson City Bancorp, Inc.	2,490	33,092
New York Community Bancorp, Inc.	1,650	17,638
NewAlliance Bancshares, Inc.	1,150	13,225
OceanFirst Financial Corp.	40	479
Ocwen Financial Corp.*	1,700	22,049
People’s United Financial, Inc.	1,650	24,816

	Number of Shares	Value (Note 1)
PMI Group, Inc.	790	$1,564
Provident Financial Services, Inc.	800	7,280
TFS Financial Corp.	1,300	13,806
Tree.com, Inc.*	100	960

		162,029

Total Financials		6,681,020

Health Care (13.5%)
Biotechnology (1.8%)
Alexion Pharmaceuticals, Inc.*	400	16,448
Amgen, Inc.*	4,840	256,230
Amylin Pharmaceuticals, Inc.*	1,300	17,550
Biogen Idec, Inc.*	1,360	61,404
Celgene Corp.*	2,200	105,248
Cephalon, Inc.*	350	19,827
Dendreon Corp.*	550	13,667
Enzon Pharmaceuticals, Inc.*	520	4,092
Facet Biotech Corp.*	750	6,967
Genzyme Corp.*	1,250	69,587
Gilead Sciences, Inc.*	4,400	206,096
Martek Biosciences Corp.*	550	11,633
Myriad Genetics, Inc.*	450	16,043
Myriad Pharmaceuticals, Inc.*	113	523
OSI Pharmaceuticals, Inc.*	500	14,115
Savient Pharmaceuticals, Inc.*	1,560	21,622
United Therapeutics Corp.*	150	12,500
Vertex Pharmaceuticals, Inc.*	800	28,512

		882,064

Health Care Equipment & Supplies (2.2%)
Analogic Corp.	210	7,760
Baxter International, Inc.	2,980	157,821
Beckman Coulter, Inc.	300	17,142
Becton, Dickinson & Co.	1,140	81,293
Boston Scientific Corp.*	7,100	71,994
C.R. Bard, Inc.	480	35,736
CryoLife, Inc.*	650	3,601
DENTSPLY International, Inc.	700	21,364
Edwards Lifesciences Corp.*	250	17,007
Exactech, Inc.*	240	3,480
Gen-Probe, Inc.*	350	15,043
Hill-Rom Holdings, Inc.	630	10,219
Hologic, Inc.*	1,200	17,076
Hospira, Inc.*	750	28,890
Idexx Laboratories, Inc.*	300	13,860
Intuitive Surgical, Inc.*	200	32,732
Invacare Corp.	260	4,589
Inverness Medical Innovations, Inc.*	450	16,011
Kensey Nash Corp.*	290	7,601
Kinetic Concepts, Inc.*	580	15,805
Masimo Corp.*	200	4,822
Medtronic, Inc.	5,340	186,313
Natus Medical, Inc.*	590	6,809
Orthofix International N.V.*	350	8,753
Palomar Medical Technologies, Inc.*	10	147
Quidel Corp.*	440	6,406
ResMed, Inc.*	350	14,255
Sirona Dental Systems, Inc.*	490	9,795
Somanetics Corp.*	440	7,264
St. Jude Medical, Inc.*	1,600	65,760
STERIS Corp.	560	14,605
Stryker Corp.	1,470	58,418
Varian Medical Systems, Inc.*	610	21,435

See Notes to Financial Statements. 44

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Zimmer Holdings, Inc.*	1,000	$42,600

		1,026,406

Health Care Providers & Services (2.6%)
Aetna, Inc.	2,180	54,609
AMERIGROUP Corp.*	490	13,157
AmerisourceBergen Corp.	1,400	24,836
AMN Healthcare Services, Inc.*	780	4,976
Cardinal Health, Inc.	1,700	51,935
Centene Corp.*	710	14,186
CIGNA Corp.	1,340	32,281
Community Health Systems, Inc.*	550	13,888
Corvel Corp.*	90	2,049
Coventry Health Care, Inc.*	1,310	24,510
Cross Country Healthcare, Inc.*	40	275
DaVita, Inc.*	500	24,730
Express Scripts, Inc.*	1,200	82,500
Gentiva Health Services, Inc.*	60	988
Hanger Orthopedic Group, Inc.*	210	2,854
Health Management Associates, Inc., Class A*	3,120	15,413
Health Net, Inc.*	940	14,617
Healthspring, Inc.*	1,220	13,249
Healthways, Inc.*	1,470	19,771
Henry Schein, Inc.*	450	21,578
Humana, Inc.*	800	25,808
inVentiv Health, Inc.*	1,080	14,612
Kindred Healthcare, Inc.*	1,770	21,895
Laboratory Corp. of America Holdings*	550	37,285
Lincare Holdings, Inc.*	710	16,699
McKesson Corp.	1,380	60,720
MedCath Corp.*	470	5,527
Medco Health Solutions, Inc.*	2,400	109,464
MEDNAX, Inc.*	420	17,695
Molina Healthcare, Inc.*	250	5,980
MWI Veterinary Supply, Inc.*	100	3,486
Omnicare, Inc.	820	21,123
Owens & Minor, Inc.	400	17,528
Patterson Cos., Inc.*	700	15,190
PharMerica Corp.*	1,270	24,930
Quest Diagnostics, Inc.	730	41,194
RehabCare Group, Inc.*	1,150	27,519
Tenet Healthcare Corp.*	4,000	11,280
UnitedHealth Group, Inc.	5,840	145,883
Universal American Corp.*	1,220	10,638
Universal Health Services, Inc., Class B	190	9,281
VCA Antech, Inc.*	550	14,685
WellCare Health Plans, Inc.*	720	13,313
WellPoint, Inc.*	2,380	121,118

		1,225,255

Health Care Technology (0.1%)
Allscripts-Misys Healthcare Solutions, Inc.	1,050	16,653
Cerner Corp.*	300	18,687
IMS Health, Inc.	340	4,318
Omnicell, Inc.*	1,140	12,255

		51,913

Life Sciences Tools & Services (0.6%)
Albany Molecular Research, Inc.*	720	6,041
Charles River Laboratories International, Inc.*	450	15,188
Covance, Inc.*	300	14,760
Dionex Corp.*	80	4,882

	Number of Shares	Value (Note 1)
eResearchTechnology, Inc.*	270	$1,677
Illumina, Inc.*	600	23,364
Life Sciences Research, Inc.*	60	430
Life Technologies Corp.*	811	33,835
Millipore Corp.*	250	17,552
PAREXEL International Corp.*	370	5,321
Pharmaceutical Product Development, Inc.	840	19,505
Techne Corp.	250	15,952
Thermo Fisher Scientific, Inc.*	2,250	91,733
Waters Corp.*	500	25,735

		275,975

Pharmaceuticals (6.2%)
Abbott Laboratories, Inc.	7,350	345,744
Allergan, Inc.	1,470	69,943
Bristol-Myers Squibb Co.	9,430	191,523
Eli Lilly & Co.	4,760	164,886
Endo Pharmaceuticals Holdings, Inc.*	850	15,232
Forest Laboratories, Inc.*	1,830	45,951
Johnson & Johnson	13,310	756,008
King Pharmaceuticals, Inc.*	1,470	14,156
KV Pharmaceutical Co., Class A*	140	449
Medicis Pharmaceutical Corp., Class A	980	15,994
Merck & Co., Inc.	10,220	285,751
Mylan, Inc.*	1,450	18,923
Noven Pharmaceuticals, Inc.*	1,030	14,729
Perrigo Co.	550	15,279
Pfizer, Inc.	32,170	482,550
Schering-Plough Corp.	7,700	193,424
Sepracor, Inc.*	1,170	20,264
Valeant Pharmaceuticals International*	600	15,432
Watson Pharmaceuticals, Inc.*	520	17,519
Wyeth	6,350	288,227

		2,971,984

Total Health Care		6,433,597

Industrials (10.9%)
Aerospace & Defense (2.4%)
AAR Corp.*	380	6,099
Alliant Techsystems, Inc.*	200	16,472
Argon ST, Inc.*	220	4,525
BE Aerospace, Inc.*	860	12,350
Boeing Co.	3,600	153,000
Ceradyne, Inc.*	610	10,773
DynCorp International, Inc., Class A*	70	1,175
Esterline Technologies Corp.*	460	12,452
GenCorp, Inc.*	700	1,337
General Dynamics Corp.	1,920	106,349
Goodrich Corp.	590	29,482
Herley Industries, Inc.*	90	987
Honeywell International, Inc.	3,450	108,330
ITT Corp.	850	37,825
L-3 Communications Holdings, Inc.	570	39,547
Ladish Co., Inc.*	330	4,280
Lockheed Martin Corp.	1,560	125,814
Northrop Grumman Corp.	1,550	70,804
Precision Castparts Corp.	670	48,930
Raytheon Co.	1,890	83,973
Rockwell Collins, Inc.	750	31,297
Spirit AeroSystems Holdings, Inc., Class A*	200	2,748
Taser International, Inc.*	1,760	8,026

See Notes to Financial Statements. 45

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
United Technologies Corp.	4,040	$209,918

		1,126,493

Air Freight & Logistics (0.7%)
Atlas Air Worldwide Holdings, Inc.*	700	16,233
C.H. Robinson Worldwide, Inc.	800	41,720
Expeditors International of Washington, Inc.	1,000	33,340
FedEx Corp.	1,650	91,773
Pacer International, Inc.	1,970	4,393
United Parcel Service, Inc., Class B	3,250	162,468

		349,927

Airlines (0.1%)
Delta Air Lines, Inc.*	3,650	21,133
Hawaiian Holdings, Inc.*	1,650	9,933
Republic Airways Holdings, Inc.*	1,790	11,689
Southwest Airlines Co.	3,500	23,555

		66,310

Building Products (0.3%)
AAON, Inc.	510	10,159
American Woodmark Corp.	190	4,551
Apogee Enterprises, Inc.	1,300	15,990
Armstrong World Industries, Inc.*	740	12,203
Griffon Corp.*	1,295	10,774
Insteel Industries, Inc.	1,300	10,712
Lennox International, Inc.	410	13,165
Masco Corp.	1,700	16,286
NCI Building Systems, Inc.*	280	739
Owens Corning, Inc.*	870	11,119
Quanex Building Products Corp.	1,600	17,952

		123,650

Commercial Services & Supplies (0.9%)
ACCO Brands Corp.*	1,410	3,976
American Ecology Corp.	520	9,318
American Reprographics Co.*	1,690	14,061
Amrep Corp.*	60	662
ATC Technology Corp.*	430	6,235
Avery Dennison Corp.	550	14,124
Bowne & Co., Inc.	380	2,474
Cenveo, Inc.*	1,730	7,318
Cintas Corp.	600	13,704
Consolidated Graphics, Inc.*	730	12,717
Courier Corp.	80	1,221
Deluxe Corp.	920	11,785
EnergySolutions, Inc.	2,310	21,252
G&K Services, Inc., Class A	530	11,209
Herman Miller, Inc.	950	14,573
HNI Corp.	770	13,906
Iron Mountain, Inc.*	850	24,437
Kimball International, Inc., Class B	90	562
Knoll, Inc.	590	4,472
M&F Worldwide Corp.*	300	6,000
Mine Safety Appliances Co.	120	2,892
Pitney Bowes, Inc.	1,520	33,334
R.R. Donnelley & Sons Co.	1,030	11,969
Republic Services, Inc.	1,550	37,835
Schawk, Inc.	700	5,257
Stericycle, Inc.*	400	20,612
Sykes Enterprises, Inc.*	390	7,055
Team, Inc.*	110	1,724
Viad Corp.	930	16,015
Waste Management, Inc.	2,350	66,176

	Number of Shares	Value (Note 1)
Waste Services, Inc.*	380	$1,968

		398,843

Construction & Engineering (0.5%)
Aecom Technology Corp.*	500	16,000
EMCOR Group, Inc.*	620	12,474
Fluor Corp.	860	44,109
Furmanite Corp.*	60	268
Granite Construction, Inc.	400	13,312
Insituform Technologies, Inc., Class A*	750	12,727
Jacobs Engineering Group, Inc.*	600	25,254
KBR, Inc.	750	13,830
Layne Christensen Co.*	440	8,998
Northwest Pipe Co.*	250	8,690
Orion Marine Group, Inc.*	30	570
Pike Electric Corp.*	1,190	14,340
Quanta Services, Inc.*	950	21,973
Shaw Group, Inc.*	480	13,157
Tutor Perini Corp.*	680	11,805
URS Corp.*	400	19,808

		237,315

Electrical Equipment (0.7%)
AMETEK, Inc.	500	17,290
Baldor Electric Co.	560	13,322
Brady Corp., Class A	60	1,507
Cooper Industries Ltd., Class A	680	21,114
Emerson Electric Co.	3,710	120,204
First Solar, Inc.*	250	40,530
FuelCell Energy, Inc.*	510	2,132
GrafTech International Ltd.*	1,200	13,572
LSI Industries, Inc.	250	1,363
Powell Industries, Inc.*	290	10,750
Rockwell Automation, Inc.	1,100	35,332
Roper Industries, Inc.	450	20,389
Vicor Corp.	280	2,022
Woodward Governor Co.	230	4,554

		304,081

Industrial Conglomerates (1.7%)
3M Co.	3,330	200,133
General Electric Co.	50,770	595,024
McDermott International, Inc.*	1,100	22,341
Standex International Corp.	380	4,408

		821,906

Machinery (1.9%)
3D Systems Corp.*	10	72
Albany International Corp., Class A	150	1,707
Altra Holdings, Inc.*	710	5,318
American Railcar Industries, Inc.	80	661
Barnes Group, Inc.	420	4,994
Blount International, Inc.*	320	2,755
Cascade Corp.	270	4,247
Caterpillar, Inc.	2,910	96,146
Chart Industries, Inc.*	580	10,544
Colfax Corp.*	630	4,864
Crane Co.	570	12,717
Cummins, Inc.	960	33,802
Danaher Corp.	1,230	75,940
Deere & Co.	2,040	81,498
Dover Corp.	890	29,450
Eaton Corp.	800	35,688
Flowserve Corp.	280	19,547
Force Protection, Inc.*	400	3,536
Graco, Inc.	360	7,927
Graham Corp.	210	2,793

See Notes to Financial Statements. 46

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Harsco Corp.	460	$13,018
IDEX Corp.	540	13,268
Illinois Tool Works, Inc.	2,210	82,521
Joy Global, Inc.	480	17,146
Kadant, Inc.*	470	5,306
Kennametal, Inc.	690	13,234
K-Tron International, Inc.*	20	1,594
L.B. Foster Co., Class A*	400	12,028
Lincoln Electric Holdings, Inc.	330	11,893
Lindsay Corp.	160	5,296
Met-Pro Corp.	100	1,082
Mueller Industries, Inc.	580	12,064
Mueller Water Products, Inc., Class A	3,270	12,230
NACCO Industries, Inc., Class A	300	8,616
Navistar International Corp.*	300	13,080
Nordson Corp.	330	12,758
Oshkosh Corp.	1,020	14,831
PACCAR, Inc.	1,730	56,242
Pall Corp.	600	15,936
Parker Hannifin Corp.	810	34,798
Robbins & Myers, Inc.	670	12,898
Sauer-Danfoss, Inc.	1,570	9,624
SPX Corp.	300	14,691
Sun Hydraulics Corp.	550	8,894
Tecumseh Products Co., Class A*	680	6,603
Terex Corp.*	930	11,225
Timken Co.	740	12,639
Toro Co.	420	12,558
Trinity Industries, Inc.	970	13,211
Twin Disc, Inc.	40	272
Watts Water Technologies, Inc., Class A	110	2,369

		896,131

Marine (0.1%)
Alexander & Baldwin, Inc.	280	6,563
American Commercial Lines, Inc.*	525	8,127
Genco Shipping & Trading Ltd.	1,010	21,937
Horizon Lines, Inc., Class A	250	965
TBS International Ltd., Class A*	1,840	14,371

		51,963

Professional Services (0.5%)
Advisory Board Co.*	140	3,598
CBIZ, Inc.*	20	142
CDI Corp.	1,450	16,167
Corporate Executive Board Co.	390	8,096
CoStar Group, Inc.*	350	13,954
Dun & Bradstreet Corp.	250	20,303
Equifax, Inc.	620	16,182
Exponent, Inc.*	470	11,520
Hill International, Inc.*	850	3,655
Kelly Services, Inc., Class A	1,000	10,950
Kforce, Inc.*	780	6,451
Korn/Ferry International*	1,180	12,555
Manpower, Inc.	380	16,089
Monster Worldwide, Inc.*	1,070	12,637
MPS Group, Inc.*	1,760	13,446
On Assignment, Inc.*	770	3,011
Resources Connection, Inc.*	750	12,878
Robert Half International, Inc.	660	15,589
School Specialty, Inc.*	500	10,105
Spherion Corp.*	980	4,038

	Number of Shares	Value (Note 1)
Watson Wyatt Worldwide, Inc., Class A	270	$10,133

		221,499

Road & Rail (0.9%)
Amerco, Inc.*	40	1,486
Arkansas Best Corp.	490	12,912
Avis Budget Group, Inc.*	890	5,028
Burlington Northern Santa Fe Corp.	1,350	99,279
Celadon Group, Inc.*	260	2,181
CSX Corp.	1,950	67,528
Hertz Global Holdings, Inc.*	1,620	12,944
J.B. Hunt Transport Services, Inc.	450	13,739
Landstar System, Inc.	350	12,568
Marten Transport Ltd.*	1,110	23,044
Norfolk Southern Corp.	1,770	66,676
Union Pacific Corp.	2,460	128,068

		445,453

Trading Companies & Distributors (0.2%)
DXP Enterprises, Inc.*	230	2,638
Fastenal Co.	600	19,902
H&E Equipment Services, Inc.*	750	7,013
Houston Wire & Cable Co.	910	10,838
Interline Brands, Inc.*	180	2,462
Textainer Group Holdings Ltd.	280	3,217
United Rentals, Inc.*	2,052	13,318
W.W. Grainger, Inc.	350	28,658
Watsco, Inc.	210	10,275
WESCO International, Inc.*	520	13,021

		111,342

Transportation Infrastructure (0.0%)
CAI International, Inc.*	390	1,989

Total Industrials		5,156,902

Information Technology (18.6%)
Communications Equipment (2.6%)
Acme Packet, Inc.*	810	8,197
Avocent Corp.*	890	12,424
BigBand Networks, Inc.*	820	4,239
Black Box Corp.	260	8,702
Blue Coat Systems, Inc.*	400	6,616
Brocade Communications Systems, Inc.*	1,860	14,545
Cisco Systems, Inc.*	28,520	531,613
Digi International, Inc.*	650	6,337
EchoStar Corp., Class A*	50	797
Emulex Corp.*	3,890	38,044
Extreme Networks, Inc.*	423	846
Harris Corp.	640	18,150
Harris Stratex Networks, Inc., Class A*	521	3,376
Hughes Communications, Inc.*	70	1,598
InterDigital, Inc.*	530	12,953
Ixia*	1,220	8,223
JDS Uniphase Corp.*	2,350	13,442
Juniper Networks, Inc.*	2,500	59,000
Loral Space & Communications, Inc.*	90	2,318
Motorola, Inc.	10,750	71,273
NETGEAR, Inc.*	400	5,764
Oplink Communications, Inc.*	210	2,394
Parkervision, Inc.*	500	1,530
Polycom, Inc.*	700	14,189
Powerwave Technologies, Inc.*	2,150	3,462
QUALCOMM, Inc.	7,980	360,696

See Notes to Financial Statements. 47

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
SeaChange International, Inc.*	800	$6,424
Sonus Networks, Inc.*	1,590	2,560
Symmetricom, Inc.*	340	1,962
Tekelec*	720	12,118
Tellabs, Inc.*	2,460	14,096
UTStarcom, Inc.*	480	782
ViaSat, Inc.*	220	5,641

		1,254,311

Computers & Peripherals (4.6%)
Adaptec, Inc.*	1,200	3,180
Apple, Inc.*	4,300	612,449
Dell, Inc.*	8,620	118,353
EMC Corp.*	10,490	137,419
Hewlett-Packard Co.	11,720	452,978
Imation Corp.	1,210	9,208
International Business Machines Corp.	6,400	668,288
Lexmark International, Inc., Class A*	590	9,351
NetApp, Inc.*	1,650	32,538
Netezza Corp.*	500	4,160
SanDisk Corp.*	1,090	16,012
Seagate Technology	2,310	24,163
Silicon Graphics International Corp.*	210	953
Sun Microsystems, Inc.*	3,500	32,270
Teradata Corp.*	860	20,150
Western Digital Corp.*	1,070	28,355

		2,169,827

Electronic Equipment, Instruments & Components (0.8%)
Agilent Technologies, Inc.*	1,630	33,105
Agilysys, Inc.	120	562
Amphenol Corp., Class A	1,220	38,601
Avnet, Inc.*	720	15,142
AVX Corp.	1,340	13,306
Corning, Inc.	7,490	120,289
CTS Corp.	1,260	8,253
Daktronics, Inc.	480	3,696
Dolby Laboratories, Inc., Class A*	250	9,320
Electro Scientific Industries, Inc.*	620	6,932
FLIR Systems, Inc.*	700	15,792
Ingram Micro, Inc., Class A*	790	13,825
Insight Enterprises, Inc.*	1,230	11,882
Itron, Inc.*	110	6,058
L-1 Identity Solutions, Inc.*	560	4,334
Littelfuse, Inc.*	700	13,972
Newport Corp.*	1,260	7,295
OSI Systems, Inc.*	330	6,881
Park Electrochemical Corp.	370	7,966
PC Connection, Inc.*	160	840
RadiSys Corp.*	20	180
Rofin-Sinar Technologies, Inc.*	300	6,003
Scansource, Inc.*	270	6,620
Technitrol, Inc.	960	6,211

		357,065

Internet Software & Services (1.7%)
Akamai Technologies, Inc.*	1,200	23,016
Art Technology Group, Inc.*	910	3,458
comScore, Inc.*	70	932
eBay, Inc.*	5,270	90,275
Google, Inc., Class A*	1,140	480,613
j2 Global Communications, Inc.*	630	14,213
LoopNet, Inc.*	950	7,362
Marchex, Inc., Class B	840	2,831
ModusLink Global Solutions, Inc.*	210	1,441
Move, Inc.*	150	324
NIC, Inc.	60	406

	Number of Shares	Value (Note 1)
Perficient, Inc.*	320	$2,237
RealNetworks, Inc.*	310	927
S1 Corp.*	2,680	18,492
Sohu.com, Inc.*	210	13,194
SonicWALL, Inc.*	1,330	7,288
ValueClick, Inc.*	1,280	13,466
VeriSign, Inc.*	950	17,556
Vignette Corp.*	910	11,967
Vocus, Inc.*	400	7,904
Yahoo!, Inc.*	6,550	102,573

		820,475

IT Services (1.8%)
Accenture Ltd., Class A	2,820	94,357
Acxiom Corp.	1,190	10,508
Affiliated Computer Services, Inc., Class A*	590	26,208
Amdocs Ltd.*	910	19,520
Automatic Data Processing, Inc.	2,450	86,828
Broadridge Financial Solutions, Inc.	810	13,430
Cognizant Technology Solutions Corp., Class A*	1,350	36,045
Computer Sciences Corp.*	840	37,212
Convergys Corp.*	1,500	13,920
CSG Systems International, Inc.*	1,040	13,770
DST Systems, Inc.*	280	10,346
ExlService Holdings, Inc.*	390	4,372
Fidelity National Information Services, Inc.	920	18,363
Fiserv, Inc.*	750	34,275
Gartner, Inc.*	880	13,429
Global Cash Access Holdings, Inc.*	1,320	10,507
Global Payments, Inc.	400	14,984
Hackett Group, Inc.*	80	186
Heartland Payment Systems, Inc.	560	5,359
Hewitt Associates, Inc., Class A*	490	14,592
iGATE Corp.	880	5,826
infoGROUP, Inc.*	520	2,969
Integral Systems, Inc.*	840	6,989
Mastercard, Inc., Class A	400	66,924
Ness Technologies, Inc.*	400	1,564
NeuStar, Inc., Class A*	690	15,290
Online Resources Corp.*	10	62
Paychex, Inc.	1,410	35,532
Perot Systems Corp., Class A*	960	13,757
RightNow Technologies, Inc.*	1,340	15,812
SAIC, Inc.*	950	17,622
Syntel, Inc.	180	5,659
TeleTech Holdings, Inc.*	1,050	15,908
Unisys Corp.*	4,960	7,490
Visa, Inc., Class A	2,150	133,859
Western Union Co.	3,360	55,104

		878,578

Office Electronics (0.1%)
Xerox Corp.	4,290	27,799

Semiconductors & Semiconductor Equipment (2.9%)
Actel Corp.*	590	6,331
Advanced Analogic Technologies, Inc.*	70	321
Advanced Micro Devices, Inc.*	3,150	12,190
Altera Corp.	1,450	23,606
Amkor Technology, Inc.*	3,140	14,852
Analog Devices, Inc.	1,370	33,949
Applied Materials, Inc.	6,420	70,427

See Notes to Financial Statements. 48

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Applied Micro Circuits Corp.*	1,920	$15,610
ATMI, Inc.*	880	13,666
Broadcom Corp., Class A*	2,470	61,231
Cabot Microelectronics Corp.*	480	13,579
Cavium Networks, Inc.*	700	11,767
Cirrus Logic, Inc.*	2,560	11,520
Diodes, Inc.*	480	7,507
DSP Group, Inc.*	640	4,326
Entegris, Inc.*	4,540	12,349
Exar Corp.*	1,400	10,066
Fairchild Semiconductor International, Inc.*	2,090	14,609
FEI Co.*	60	1,374
Hittite Microwave Corp.*	100	3,475
Intel Corp.	27,260	451,153
IXYS Corp.	700	7,084
KLA-Tencor Corp.	1,080	27,270
Kulicke & Soffa Industries, Inc.*	610	2,092
Lam Research Corp.*	600	15,600
Linear Technology Corp.	1,050	24,518
LSI Corp.*	3,410	15,550
Marvell Technology Group Ltd.*	2,330	27,121
Maxim Integrated Products, Inc.	1,450	22,751
MEMC Electronic Materials, Inc.*	1,070	19,057
Microchip Technology, Inc.	900	20,295
Micron Technology, Inc.*	4,050	20,493
Microsemi Corp.*	300	4,140
MKS Instruments, Inc.*	1,000	13,190
Monolithic Power Systems, Inc.*	620	13,894
National Semiconductor Corp.	1,070	13,429
Nvidia Corp.*	2,660	30,031
OmniVision Technologies, Inc.*	1,350	14,027
ON Semiconductor Corp.*	2,090	14,337
Pericom Semiconductor Corp.*	1,210	10,188
RF Micro Devices, Inc.*	3,270	12,295
Rudolph Technologies, Inc.*	10	55
Semtech Corp.*	870	13,842
Silicon Image, Inc.*	5,630	12,949
Silicon Laboratories, Inc.*	140	5,312
Silicon Storage Technology, Inc.*	820	1,533
Standard Microsystems Corp.*	30	614
Supertex, Inc.*	430	10,797
Teradyne, Inc.*	2,010	13,789
Texas Instruments, Inc.	6,290	133,977
Volterra Semiconductor Corp.*	80	1,051
Xilinx, Inc.	1,900	38,874

		1,354,063

Software (4.1%)
Activision Blizzard, Inc.*	2,800	35,364
Adobe Systems, Inc.*	2,820	79,806
Advent Software, Inc.*	220	7,214
ANSYS, Inc.*	480	14,957
Autodesk, Inc.*	1,050	19,929
Blackbaud, Inc.	150	2,332
BMC Software, Inc.*	900	30,411
Bottomline Technologies, Inc.*	220	1,982
CA, Inc.	1,850	32,245
Cadence Design Systems, Inc.*	2,230	13,157
Citrix Systems, Inc.*	850	27,107
Electronic Arts, Inc.*	1,500	32,580
FactSet Research Systems, Inc.	270	13,465
Intuit, Inc.*	1,550	43,648
Jack Henry & Associates, Inc.	630	13,072
Kenexa Corp.*	870	10,066

	Number of Shares	Value (Note 1)
Manhattan Associates, Inc.*	790	$14,394
McAfee, Inc.*	700	29,533
Mentor Graphics Corp.*	2,470	13,511
Micros Systems, Inc.*	490	12,407
Microsoft Corp.	37,200	884,244
MicroStrategy, Inc., Class A*	200	10,044
MSC.Software Corp.*	400	2,664
Net 1 UEPS Technologies, Inc.*	1,020	13,862
Nuance Communications, Inc.*	990	11,969
Oracle Corp.	18,540	397,127
Parametric Technology Corp.*	1,150	13,444
Phoenix Technologies Ltd.*	30	81
Progress Software Corp.*	760	16,089
Radiant Systems, Inc.*	160	1,328
Red Hat, Inc.*	900	18,117
Salesforce.com, Inc.*	500	19,085
Solera Holdings, Inc.*	210	5,334
Symantec Corp.*	3,990	62,084
Symyx Technologies, Inc.*	470	2,750
Synchronoss Technologies, Inc.*	910	11,166
Synopsys, Inc.*	720	14,047
Taleo Corp., Class A*	190	3,471
TIBCO Software, Inc.*	2,140	15,344
VMware, Inc., Class A*	500	13,635

		1,963,065

Total Information Technology		8,825,183

Materials (3.7%)
Chemicals (2.1%)
A. Schulman, Inc.	470	7,102
Air Products & Chemicals, Inc.	980	63,298
Airgas, Inc.	400	16,212
Ashland, Inc.	494	13,857
Cabot Corp.	200	2,516
Celanese Corp., Class A	700	16,625
CF Industries Holdings, Inc.	250	18,535
Cytec Industries, Inc.	630	11,731
Dow Chemical Co.	5,280	85,219
E.I. du Pont de Nemours & Co.	4,290	109,910
Eastman Chemical Co.	360	13,644
Ecolab, Inc.	1,150	44,838
Ferro Corp.	1,260	3,465
FMC Corp.	350	16,555
H.B. Fuller Co.	770	14,453
Innophos Holdings, Inc.	510	8,614
Innospec, Inc.	730	7,847
LSB Industries, Inc.*	580	9,379
Lubrizol Corp.	300	14,193
Monsanto Co.	2,600	193,284
Mosaic Co.	730	32,339
PolyOne Corp.*	2,750	7,452
PPG Industries, Inc.	800	35,120
Praxair, Inc.	1,500	106,605
Quaker Chemical Corp.	480	6,379
Rockwood Holdings, Inc.*	830	12,151
RPM International, Inc.	950	13,338
Scotts Miracle-Gro Co., Class A	400	14,020
Sigma-Aldrich Corp.	600	29,736
Spartech Corp.	1,320	12,131
Stepan Co.	130	5,741
Terra Industries, Inc.	520	12,594
Valhi, Inc.	40	297
Valspar Corp.	620	13,969

See Notes to Financial Statements. 49

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Westlake Chemical Corp.	310	$6,321

		979,470

Construction Materials (0.1%)
Headwaters, Inc.*	2,600	8,736
Martin Marietta Materials, Inc.	200	15,776
Vulcan Materials Co.	500	21,550

		46,062

Containers & Packaging (0.3%)
Ball Corp.	450	20,322
Crown Holdings, Inc.*	750	18,105
Myers Industries, Inc.	1,070	8,902
Owens-Illinois, Inc.*	1,150	32,212
Pactiv Corp.*	650	14,105
Sealed Air Corp.	760	14,022
Sonoco Products Co.	860	20,597
Temple-Inland, Inc.	1,040	13,645

		141,910

Metals & Mining (1.0%)
A.M. Castle & Co.	1,120	13,530
AK Steel Holding Corp.	800	15,352
Alcoa, Inc.	4,650	48,034
Allegheny Technologies, Inc.	460	16,068
Brush Engineered Materials, Inc.*	780	13,065
Carpenter Technology Corp.	580	12,070
Cliffs Natural Resources, Inc.	640	15,661
Commercial Metals Co.	790	12,664
Freeport-McMoRan Copper & Gold, Inc.	1,950	97,714
General Steel Holdings, Inc.*	690	2,739
Kaiser Aluminum Corp.	260	9,337
Newmont Mining Corp.	2,300	94,001
Nucor Corp.	1,520	67,534
Olympic Steel, Inc.	720	17,618
Southern Copper Corp.	1,060	21,666
Titanium Metals Corp.	460	4,227
United States Steel Corp.	690	24,661
Universal Stainless & Alloy Products, Inc.*	40	651

		486,592

Paper & Forest Products (0.2%)
Buckeye Technologies, Inc.*	1,360	6,106
Clearwater Paper Corp.*	40	1,012
Glatfelter	1,440	12,816
International Paper Co.	2,050	31,016
Louisiana-Pacific Corp.*	3,030	10,363
Neenah Paper, Inc.	160	1,409
Schweitzer-Mauduit International, Inc.	170	4,626
Weyerhaeuser Co.	1,000	30,430

		97,778

Total Materials		1,751,812

Telecommunication Services (3.2%)
Diversified Telecommunication Services (2.7%)
AT&T, Inc.	28,654	711,765
Atlantic Tele-Network, Inc.	110	4,322
Cbeyond, Inc.*	370	5,310
CenturyTel, Inc.	500	15,350
Cincinnati Bell, Inc.*	4,800	13,632
Embarq Corp.	720	30,283
Global Crossing Ltd.*	190	1,744
NTELOS Holdings Corp.	580	10,684
Qwest Communications International, Inc.	7,180	29,797
Verizon Communications, Inc.	13,540	416,084

	Number of Shares	Value (Note 1)
Windstream Corp.	3,720	$31,099

		1,270,070

Wireless Telecommunication Services (0.5%)
American Tower Corp., Class A*	1,900	59,907
Centennial Communications Corp.*	1,710	14,296
Clearwire Corp., Class A*	3,000	16,590
Crown Castle International Corp.*	1,350	32,427
iPCS, Inc.*	730	10,921
MetroPCS Communications, Inc.*	1,150	15,306
NII Holdings, Inc.*	1,400	26,698
Sprint Nextel Corp.*	13,210	63,540
Telephone & Data Systems, Inc.	510	14,433
USA Mobility, Inc.	400	5,104

		259,222

Total Telecommunication Services		1,529,292

Utilities (4.2%)
Electric Utilities (2.0%)
Allegheny Energy, Inc.	800	20,520
American Electric Power Co., Inc.	2,270	65,580
DPL, Inc.	650	15,061
Duke Energy Corp.	6,000	87,540
Edison International	1,660	52,224
Entergy Corp.	900	69,768
Exelon Corp.	3,140	160,799
FirstEnergy Corp.	1,450	56,187
FPL Group, Inc.	1,950	110,877
Great Plains Energy, Inc.	900	13,995
Hawaiian Electric Industries, Inc.	800	15,248
Northeast Utilities	850	18,963
NV Energy, Inc.	1,400	15,106
Pepco Holdings, Inc.	1,050	14,112
Pinnacle West Capital Corp.	500	15,075
PPL Corp.	1,750	57,680
Progress Energy, Inc.	1,320	49,936
Southern Co.	3,650	113,734
Westar Energy, Inc.	800	15,016

		967,421

Gas Utilities (0.3%)
AGL Resources, Inc.	450	14,310
Atmos Energy Corp.	600	15,024
Energen Corp.	350	13,965
EQT Corp.	600	20,946
National Fuel Gas Co.	400	14,432
ONEOK, Inc.	500	14,745
Piedmont Natural Gas Co., Inc.	600	14,466
Questar Corp.	800	24,848
UGI Corp.	550	14,020
WGL Holdings, Inc.	450	14,409

		161,165

Independent Power Producers & Energy Traders (0.4%)
AES Corp.*	3,200	37,152
Calpine Corp.*	1,700	18,955
Constellation Energy Group, Inc.	950	25,251
Dynegy, Inc., Class A*	6,350	14,415
Mirant Corp.*	900	14,166
NRG Energy, Inc.*	1,250	32,450
Ormat Technologies, Inc.	350	14,108
RRI Energy, Inc.*	2,970	14,880

		171,377

Multi-Utilities (1.4%)
Alliant Energy Corp.	600	15,678
Ameren Corp.	1,000	24,890
Avista Corp.	750	13,357

See Notes to Financial Statements. 50

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
CenterPoint Energy, Inc.	1,650	$18,282
CH Energy Group, Inc.	440	20,548
CMS Energy Corp.	1,200	14,496
Consolidated Edison, Inc.	1,300	48,646
Dominion Resources, Inc.	2,750	91,905
DTE Energy Co.	800	25,600
Integrys Energy Group, Inc.	290	8,697
MDU Resources Group, Inc.	850	16,124
NiSource, Inc.	1,300	15,158
NSTAR	500	16,055
OGE Energy Corp.	550	15,576
PG&E Corp.	1,720	66,117
PNM Resources, Inc.	400	4,284
Public Service Enterprise Group, Inc.	2,400	78,312
SCANA Corp.	550	17,858
Sempra Energy	1,190	59,060
TECO Energy, Inc.	1,250	14,913
Vectren Corp.	600	14,058
Wisconsin Energy Corp.	550	22,391
Xcel Energy, Inc.	1,880	34,611

		656,616

Water Utilities (0.1%)
American Water Works Co., Inc.	750	14,332
Aqua America, Inc.	850	15,215

		29,547

Total Utilities		1,986,126

Total Common Stocks (99.7%) (Cost $49,476,513)		47,344,040

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.6%)
JPMorgan Chase Nassau 0.000%, 7/1/09 (Amortized Cost $305,936)	$305,936	305,936

Total Investments (100.3%) (Cost/Amortized Cost $49,782,449)		47,649,976
Other Assets Less Liabilities (-0.3%)		(165,111)

Net Assets (100%)		$47,484,865

*	Non-income producing.
†	Securities (totaling $7 or 0.0% of net assets) at fair value.
(b)	Illiquid Security.

See Notes to Financial Statements. 51

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$4,625,546	$–	$–	$4,625,546
Consumer Staples	4,990,267	–	–	4,990,267
Energy	5,364,295	–	–	5,364,295
Financials	6,681,013	–	7	6,681,020
Health Care	6,433,597	–	–	6,433,597
Industrials	5,156,902	–	–	5,156,902
Information Technology	8,825,183	–	–	8,825,183
Materials	1,751,812	–	–	1,751,812
Telecommunication Services	1,529,292	–	–	1,529,292
Utilities	1,986,126	–	–	1,986,126
Short-Term Investments	–	305,936	–	305,936
Total Asset	$47,344,033	$305,936	$7	$47,649,976
Total Liability	$–	$–	$–	$–
Total	$47,344,033	$305,936	$7	$47,649,976

Following is reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	7	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$7	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$7	$—

*Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

See Notes to Financial Statements. 52

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$41,448,448
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$33,846,109
As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$2,028,103
Aggregate gross unrealized depreciation	(5,469,904)

Net unrealized depreciation	$(3,441,801)

Federal income tax cost of investments	$51,091,777

For the six months ended June 30, 2009, the Portfolio incurred approximately $347 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $6,931,676 which expires in the year 2016.

See Notes to Financial Statements. 53

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.9%)
Auto Components (0.2%)
Goodyear Tire & Rubber Co.*	69,550	$783,133
Johnson Controls, Inc.	171,200	3,718,464

		4,501,597

Automobiles (0.3%)
Ford Motor Co.*	911,783	5,534,523
Harley-Davidson, Inc.^	67,250	1,090,122

		6,624,645

Distributors (0.1%)
Genuine Parts Co.^	45,900	1,540,404

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A*	30,850	2,194,052
DeVry, Inc.	17,780	889,711
H&R Block, Inc.	97,850	1,685,956

		4,769,719

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	126,100	3,249,597
Darden Restaurants, Inc.	39,450	1,301,061
International Game Technology	85,100	1,353,090
Marriott International, Inc., Class A	84,962	1,875,119
McDonald’s Corp.	321,000	18,454,290
Starbucks Corp.*	211,700	2,940,513
Starwood Hotels & Resorts Worldwide, Inc.	52,600	1,167,720
Wyndham Worldwide Corp.	51,145	619,878
Wynn Resorts Ltd.*	19,279	680,549
Yum! Brands, Inc.	132,580	4,420,217

		36,062,034

Household Durables (0.4%)
Black & Decker Corp.	17,350	497,251
Centex Corp.	35,800	302,868
D.R. Horton, Inc.^	79,350	742,716
Fortune Brands, Inc.^	43,250	1,502,505
Harman International Industries, Inc.	16,900	317,720
KB Home^	21,650	296,172
Leggett & Platt, Inc.	45,150	687,635
Lennar Corp., Class A	40,700	394,383
Newell Rubbermaid, Inc.^	79,876	831,509
Pulte Homes, Inc.	61,800	545,694
Snap-On, Inc.	16,600	477,084
Stanley Works	22,750	769,860
Whirlpool Corp.^	21,166	900,825

		8,266,222

Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*	92,650	7,751,099
Expedia, Inc.*	60,419	912,931

		8,664,030

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.^	77,200	228,512
Hasbro, Inc.^	35,708	865,562
Mattel, Inc.	103,250	1,657,162

		2,751,236

Media (2.6%)
CBS Corp., Class B	195,700	1,354,244
Comcast Corp., Class A	830,150	12,028,874
DIRECTV Group, Inc.*^	152,410	3,766,051
Gannett Co., Inc.	65,750	234,727
Interpublic Group of Cos., Inc.*^	137,226	692,991
McGraw-Hill Cos., Inc.	90,600	2,727,966
Meredith Corp.	10,350	264,442

	Number of Shares	Value (Note 1)
New York Times Co., Class A^	33,550	$184,861
News Corp., Class A	662,900	6,039,019
Omnicom Group, Inc.	89,600	2,829,568
Scripps Networks Interactive, Inc., Class A	25,961	722,495
Time Warner Cable, Inc.	101,497	3,214,410
Time Warner, Inc.	344,600	8,680,474
Viacom, Inc., Class B*	174,700	3,965,690
Walt Disney Co.^	535,000	12,481,550
Washington Post Co., Class B	1,750	616,315

		59,803,677

Multiline Retail (0.8%)
Big Lots, Inc.*	23,650	497,360
Family Dollar Stores, Inc.^	40,350	1,141,905
J.C. Penney Co., Inc.	64,050	1,838,875
Kohl’s Corp.*^	87,800	3,753,450
Macy’s, Inc.	118,472	1,393,231
Nordstrom, Inc.^	45,900	912,951
Sears Holdings Corp.*^	15,862	1,055,140
Target Corp.	217,000	8,564,990

		19,157,902

Specialty Retail (1.9%)
Abercrombie & Fitch Co., Class A^	25,034	635,613
AutoNation, Inc.*^	31,039	538,527
AutoZone, Inc.*	11,000	1,662,210
Bed Bath & Beyond, Inc.*^	74,850	2,301,637
Best Buy Co., Inc.	97,675	3,271,136
GameStop Corp., Class A*	47,213	1,039,158
Gap, Inc.	134,375	2,203,750
Home Depot, Inc.	488,608	11,545,807
Limited Brands, Inc.	77,907	932,547
Lowe’s Cos., Inc.	422,350	8,197,814
Office Depot, Inc.*	79,150	360,924
O’Reilly Automotive, Inc.*^	38,914	1,481,845
RadioShack Corp.	35,950	501,862
Sherwin-Williams Co.	28,350	1,523,812
Staples, Inc.	205,525	4,145,439
Tiffany & Co.^	35,500	900,280
TJX Cos., Inc.	120,000	3,775,200

		45,017,561

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.	92,550	2,487,744
NIKE, Inc., Class B	111,650	5,781,237
Polo Ralph Lauren Corp.	16,250	870,025
VF Corp.	25,400	1,405,890

		10,544,896

Total Consumer Discretionary		207,703,923

Consumer Staples (12.0%)
Beverages (2.6%)
Brown-Forman Corp., Class B	28,250	1,214,185
Coca-Cola Co.	573,700	27,531,863
Coca-Cola Enterprises, Inc.	91,350	1,520,977
Constellation Brands, Inc., Class A*^	56,050	710,714
Dr. Pepper Snapple Group, Inc.*	73,125	1,549,519
Molson Coors Brewing Co., Class B	43,200	1,828,656
Pepsi Bottling Group, Inc.	39,000	1,319,760
PepsiCo, Inc.	448,510	24,650,110

		60,325,784

Food & Staples Retailing (3.0%)
Costco Wholesale Corp.	124,850	5,705,645
CVS Caremark Corp.	419,445	13,367,712
Kroger Co.	188,000	4,145,400

See Notes to Financial Statements. 54

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Safeway, Inc.	123,550	$2,516,714
SUPERVALU, Inc.	60,979	789,678
Sysco Corp.	169,800	3,817,104
Walgreen Co.	284,350	8,359,890
Wal-Mart Stores, Inc.	644,400	31,214,736
Whole Foods Market, Inc.^	40,450	767,741

		70,684,620

Food Products (1.8%)
Archer-Daniels-Midland Co.	185,016	4,952,878
Campbell Soup Co.	59,000	1,735,780
ConAgra Foods, Inc.	128,850	2,455,881
Dean Foods Co.*	50,960	977,922
General Mills, Inc.	94,550	5,296,691
H.J. Heinz Co.^	90,700	3,237,990
Hershey Co.	47,800	1,720,800
Hormel Foods Corp.	20,129	695,256
J.M. Smucker Co.	34,147	1,661,593
Kellogg Co.	72,700	3,385,639
Kraft Foods, Inc., Class A	423,431	10,729,742
McCormick & Co., Inc. (Non-Voting)	37,500	1,219,875
Sara Lee Corp.	200,400	1,955,904
Tyson Foods, Inc., Class A	87,050	1,097,701

		41,123,652

Household Products (2.7%)
Clorox Co.	40,050	2,235,992
Colgate-Palmolive Co.	144,500	10,221,930
Kimberly-Clark Corp.	119,294	6,254,584
Procter & Gamble Co.	844,705	43,164,425

		61,876,931

Personal Products (0.2%)
Avon Products, Inc.	122,850	3,167,073
Estee Lauder Cos., Inc., Class A	33,400	1,091,178

		4,258,251

Tobacco (1.7%)
Altria Group, Inc.	595,400	9,758,606
Lorillard, Inc.	48,474	3,285,083
Philip Morris International, Inc.	577,500	25,190,550
Reynolds American, Inc.	48,700	1,880,794

		40,115,033

Total Consumer Staples		278,384,271

Energy (12.4%)
Energy Equipment & Services (1.8%)
Baker Hughes, Inc.	89,010	3,243,524
BJ Services Co.	84,100	1,146,283
Cameron International Corp.*	62,524	1,769,429
Diamond Offshore Drilling, Inc.^	20,047	1,664,903
ENSCO International, Inc.	40,850	1,424,440
FMC Technologies, Inc.*	36,280	1,363,403
Halliburton Co.	258,550	5,351,985
Nabors Industries Ltd.*	81,500	1,269,770
National Oilwell Varco, Inc.*	120,297	3,928,900
Rowan Cos., Inc.	32,500	627,900
Schlumberger Ltd.	344,700	18,651,717
Smith International, Inc.	63,160	1,626,370

		42,068,624

Oil, Gas & Consumable Fuels (10.6%)
Anadarko Petroleum Corp.	141,194	6,408,796
Apache Corp.	96,530	6,964,640
Cabot Oil & Gas Corp.	29,784	912,582
Chesapeake Energy Corp.	162,000	3,212,460
Chevron Corp.	577,734	38,274,877
ConocoPhillips	426,584	17,942,123
Consol Energy, Inc.	52,000	1,765,920

	Number of Shares	Value (Note 1)
Denbury Resources, Inc.*	71,562	$1,054,108
Devon Energy Corp.	127,900	6,970,550
El Paso Corp.	201,296	1,857,962
EOG Resources, Inc.	72,000	4,890,240
Exxon Mobil Corp.#	1,408,497	98,468,025
Hess Corp.	81,750	4,394,063
Marathon Oil Corp.	203,914	6,143,929
Massey Energy Co.	24,606	480,801
Murphy Oil Corp.	55,000	2,987,600
Noble Energy, Inc.	49,853	2,939,831
Occidental Petroleum Corp.	233,600	15,373,216
Peabody Energy Corp.	77,050	2,323,828
Pioneer Natural Resources Co.^	33,329	849,890
Range Resources Corp.	45,069	1,866,307
Southwestern Energy Co.*	99,043	3,847,821
Spectra Energy Corp.	185,356	3,136,224
Sunoco, Inc.	33,700	781,840
Tesoro Corp.	39,854	507,341
Valero Energy Corp.	160,235	2,706,369
Williams Cos., Inc.	166,900	2,605,309
XTO Energy, Inc.	167,095	6,373,003

		246,039,655

Total Energy		288,108,279

Financials (13.4%)
Capital Markets (3.0%)
Ameriprise Financial, Inc.	73,457	1,782,801
Bank of New York Mellon Corp.	331,119	9,705,098
Charles Schwab Corp.	270,105	4,737,642
E*TRADE Financial Corp.*^	164,809	210,955
Federated Investors, Inc., Class B	25,651	617,933
Franklin Resources, Inc.	43,617	3,140,860
Goldman Sachs Group, Inc.	144,792	21,348,132
Invesco Ltd.	117,251	2,089,413
Janus Capital Group, Inc.	45,532	519,065
Legg Mason, Inc.	41,163	1,003,554
Morgan Stanley	374,813	10,685,919
Northern Trust Corp.	68,700	3,687,816
State Street Corp.	139,320	6,575,904
T. Rowe Price Group, Inc.	73,786	3,074,663

		69,179,755

Commercial Banks (2.6%)
BB&T Corp.	182,750	4,016,845
Comerica, Inc.	43,550	921,083
Fifth Third Bancorp^	166,317	1,180,851
First Horizon National Corp.*	62,677	752,126
Huntington Bancshares, Inc./Ohio	141,788	592,674
KeyCorp	142,550	746,962
M&T Bank Corp.^	23,550	1,199,401
Marshall & Ilsley Corp.^	101,450	486,960
PNC Financial Services Group, Inc.	123,345	4,787,019
Regions Financial Corp.	315,402	1,274,224
SunTrust Banks, Inc.^	133,900	2,202,655
U.S. Bancorp	545,795	9,780,646
Wells Fargo & Co.	1,319,553	32,012,356
Zions Bancorporation^	33,200	383,792

		60,337,594

Consumer Finance (0.6%)
American Express Co.	337,444	7,842,199
Capital One Financial Corp.^	129,006	2,822,651
Discover Financial Services	138,671	1,424,151

See Notes to Financial Statements. 55

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
SLM Corp.*^	134,692	$1,383,287

		13,472,288

Diversified Financial Services (3.8%)
Bank of America Corp.	2,334,374	30,813,737
CIT Group, Inc.^	111,952	240,697
Citigroup, Inc.^	1,578,206	4,687,272
CME Group, Inc.	19,123	5,949,356
IntercontinentalExchange, Inc.*	20,947	2,392,985
JPMorgan Chase & Co.	1,126,041	38,409,258
Leucadia National Corp.*	52,242	1,101,784
Moody’s Corp.	54,876	1,445,983
NASDAQ OMX Group, Inc.*	39,523	842,235
NYSE Euronext	74,621	2,033,422

		87,916,729

Insurance (2.3%)
Aflac, Inc.	134,700	4,187,823
Allstate Corp.	154,476	3,769,214
American International Group, Inc.^	775,387	899,449
Aon Corp.^	78,825	2,985,103
Assurant, Inc.	33,880	816,169
Chubb Corp.	101,500	4,047,820
Cincinnati Financial Corp.	46,763	1,045,153
Genworth Financial, Inc., Class A	124,770	872,142
Hartford Financial Services Group, Inc.	93,700	1,112,219
Lincoln National Corp.	73,728	1,268,859
Loews Corp.	104,097	2,852,258
Marsh & McLennan Cos., Inc.	148,350	2,986,286
MBIA, Inc.*	49,300	213,469
MetLife, Inc.	235,750	7,074,858
Principal Financial Group, Inc.	89,400	1,684,296
Progressive Corp.*	194,950	2,945,694
Prudential Financial, Inc.	131,400	4,890,708
Torchmark Corp.^	24,350	901,924
Travelers Cos., Inc.	168,574	6,918,277
Unum Group	95,370	1,512,568
XL Capital Ltd., Class A	98,600	1,129,956

		54,114,245

Real Estate Investment Trusts (REITs) (1.0%)
Apartment Investment & Management Co. (REIT), Class A^	33,763	298,803
AvalonBay Communities, Inc. (REIT)^	23,044	1,289,081
Boston Properties LP (REIT)	39,300	1,874,610
Equity Residential (REIT)	78,600	1,747,278
HCP, Inc. (REIT)	78,368	1,660,618
Health Care REIT, Inc. (REIT)	31,943	1,089,256
Host Hotels & Resorts, Inc. (REIT)	170,359	1,429,312
Kimco Realty Corp. (REIT)	89,770	902,189
Plum Creek Timber Co., Inc. (REIT)^	47,550	1,416,039
ProLogis (REIT)	127,550	1,028,053
Public Storage (REIT)	36,200	2,370,376
Simon Property Group, Inc. (REIT)^	78,951	4,060,450
Ventas, Inc. (REIT)	45,040	1,344,894
Vornado Realty Trust (REIT)^	45,444	2,046,343

		22,557,302

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*^	64,750	606,060

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	150,514	2,000,331

	Number of Shares	Value (Note 1)
People’s United Financial, Inc.	100,293	$1,508,407

		3,508,738

Total Financials		311,692,711

Health Care (14.0%)
Biotechnology (1.9%)
Amgen, Inc.*	297,954	15,773,685
Biogen Idec, Inc.*	85,689	3,868,858
Celgene Corp.*	132,400	6,334,016
Cephalon, Inc.*^	21,293	1,206,248
Genzyme Corp.*	78,250	4,356,178
Gilead Sciences, Inc.*	262,500	12,295,500

		43,834,485

Health Care Equipment & Supplies (2.1%)
Baxter International, Inc.	176,900	9,368,624
Becton, Dickinson & Co.^	69,100	4,927,521
Boston Scientific Corp.*^	432,856	4,389,160
C.R. Bard, Inc.	28,650	2,132,992
DENTSPLY International, Inc.^	42,830	1,307,172
Hospira, Inc.*	46,010	1,772,305
Intuitive Surgical, Inc.*	11,363	1,859,669
Medtronic, Inc.	322,300	11,245,047
St. Jude Medical, Inc.*	99,722	4,098,574
Stryker Corp.^	68,550	2,724,177
Varian Medical Systems, Inc.*	35,838	1,259,347
Zimmer Holdings, Inc.*	64,250	2,737,050

		47,821,638

Health Care Providers & Services (2.2%)
Aetna, Inc.	130,622	3,272,081
AmerisourceBergen Corp.	87,600	1,554,024
Cardinal Health, Inc.	103,875	3,173,381
CIGNA Corp.	78,050	1,880,225
Coventry Health Care, Inc.*	42,650	797,981
DaVita, Inc.*	29,994	1,483,503
Express Scripts, Inc.*	78,000	5,362,500
Humana, Inc.*^	48,650	1,569,449
Laboratory Corp. of America Holdings*^	31,200	2,115,048
McKesson Corp.^	78,931	3,472,964
Medco Health Solutions, Inc.*	141,572	6,457,099
Patterson Cos., Inc.*^	26,300	570,710
Quest Diagnostics, Inc.	44,550	2,513,956
Tenet Healthcare Corp.*	119,700	337,554
UnitedHealth Group, Inc.	350,300	8,750,494
WellPoint, Inc.*	143,650	7,310,349

		50,621,318

Health Care Technology (0.0%)
IMS Health, Inc.	52,320	664,464

Life Sciences Tools & Services (0.4%)
Life Technologies Corp.*	50,106	2,090,422
Millipore Corp.*	15,950	1,119,850
PerkinElmer, Inc.	33,400	581,160
Thermo Fisher Scientific, Inc.*	120,500	4,912,785
Waters Corp.*	28,000	1,441,160

		10,145,377

Pharmaceuticals (7.4%)
Abbott Laboratories, Inc.	445,350	20,949,264
Allergan, Inc.	88,600	4,215,588
Bristol-Myers Squibb Co.^	570,500	11,586,855
Eli Lilly & Co.^	291,360	10,092,710
Forest Laboratories, Inc.*	86,900	2,182,059
Johnson & Johnson	797,160	45,278,688
King Pharmaceuticals, Inc.*	71,010	683,826

See Notes to Financial Statements. 56

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Merck & Co., Inc.	607,450	$16,984,302
Mylan, Inc.*^	87,750	1,145,138
Pfizer, Inc.	1,943,972	29,159,580
Schering-Plough Corp.	468,750	11,775,000
Watson Pharmaceuticals, Inc.*	30,150	1,015,754
Wyeth	383,700	17,416,143

		172,484,907

Total Health Care		325,572,189

Industrials (9.8%)
Aerospace & Defense (2.8%)
Boeing Co.	209,274	8,894,145
General Dynamics Corp.	111,300	6,164,907
Goodrich Corp.	35,650	1,781,430
Honeywell International, Inc.	211,912	6,654,037
ITT Corp.	52,400	2,331,800
L-3 Communications Holdings, Inc.	34,200	2,372,796
Lockheed Martin Corp.	95,708	7,718,850
Northrop Grumman Corp.^	94,270	4,306,254
Precision Castparts Corp.	40,350	2,946,760
Raytheon Co.	115,350	5,125,001
Rockwell Collins, Inc.	45,550	1,900,802
United Technologies Corp.	271,600	14,112,336

		64,309,118

Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc.	49,052	2,558,062
Expeditors International of Washington, Inc.	61,148	2,038,674
FedEx Corp.	89,710	4,989,670
United Parcel Service, Inc., Class B	286,850	14,339,632

		23,926,038

Airlines (0.1%)
Southwest Airlines Co.^	213,218	1,434,957

Building Products (0.0%)
Masco Corp.^	103,550	992,009

Commercial Services & Supplies (0.6%)
Avery Dennison Corp.	32,500	834,600
Cintas Corp.	37,850	864,494
Iron Mountain, Inc.*	51,747	1,487,726
Pitney Bowes, Inc.	59,400	1,302,642
R.R. Donnelley & Sons Co.	59,050	686,161
Republic Services, Inc.	92,751	2,264,052
Stericycle, Inc.*^	24,565	1,265,835
Waste Management, Inc.	141,606	3,987,625

		12,693,135

Construction & Engineering (0.2%)
Fluor Corp.	52,300	2,682,467
Jacobs Engineering Group, Inc.*	35,514	1,494,784
Quanta Services, Inc.*	56,300	1,302,219

		5,479,470

Electrical Equipment (0.4%)
Cooper Industries Ltd., Class A	48,150	1,495,057
Emerson Electric Co.	217,600	7,050,240
Rockwell Automation, Inc.	40,850	1,312,102

		9,857,399

Industrial Conglomerates (2.1%)
3M Co.	200,000	12,020,000
General Electric Co.	3,043,483	35,669,621
Textron, Inc.	75,900	733,194

		48,422,815

Machinery (1.4%)
Caterpillar, Inc.^	173,400	5,729,136

	Number of Shares	Value (Note 1)
Cummins, Inc.	58,000	$2,042,180
Danaher Corp.	73,550	4,540,977
Deere & Co.	121,800	4,865,910
Dover Corp.	53,600	1,773,624
Eaton Corp.^	47,650	2,125,666
Flowserve Corp.	16,097	1,123,732
Illinois Tool Works, Inc.	110,750	4,135,405
Manitowoc Co., Inc.^	37,556	197,545
PACCAR, Inc.^	104,550	3,398,920
Pall Corp.	34,050	904,368
Parker Hannifin Corp.	46,300	1,989,048

		32,826,511

Professional Services (0.2%)
Dun & Bradstreet Corp.	15,456	1,255,182
Equifax, Inc.	36,400	950,040
Monster Worldwide, Inc.*^	36,850	435,198
Robert Half International, Inc.^	43,600	1,029,832

		3,670,252

Road & Rail (0.9%)
Burlington Northern Santa Fe Corp.	80,253	5,901,806
CSX Corp.	115,100	3,985,913
Norfolk Southern Corp.	105,650	3,979,835
Ryder System, Inc.^	16,000	446,720
Union Pacific Corp.	145,000	7,548,700

		21,862,974

Trading Companies & Distributors (0.1%)
Fastenal Co.^	37,283	1,236,677
W.W. Grainger, Inc.	18,400	1,506,592

		2,743,269

Total Industrials		228,217,947

Information Technology (18.4%)
Communications Equipment (2.7%)
Ciena Corp.*^	26,114	270,280
Cisco Systems, Inc.*	1,682,150	31,355,276
Harris Corp.	38,484	1,091,406
JDS Uniphase Corp.*	61,950	354,354
Juniper Networks, Inc.*	150,500	3,551,800
Motorola, Inc.	656,102	4,349,956
QUALCOMM, Inc.	475,400	21,488,080
Tellabs, Inc.*	113,950	652,934

		63,114,086

Computers & Peripherals (5.4%)
Apple, Inc.*	256,700	36,561,781
Dell, Inc.*	498,702	6,847,178
EMC Corp.*	579,800	7,595,380
Hewlett-Packard Co.	690,749	26,697,449
International Business Machines Corp.	386,701	40,379,318
Lexmark International, Inc., Class A*^	22,350	354,248
NetApp, Inc.*	95,300	1,879,316
QLogic Corp.*	34,900	442,532
SanDisk Corp.*^	65,150	957,053
Sun Microsystems, Inc.*	214,550	1,978,151
Teradata Corp.*	49,855	1,168,103
Western Digital Corp.*	64,320	1,704,480

		126,564,989

Electronic Equipment, Instruments & Components (0.6%)
Agilent Technologies, Inc.*	101,423	2,059,901
Amphenol Corp., Class A	49,356	1,561,624
Corning, Inc.	448,092	7,196,358
FLIR Systems, Inc.*^	43,397	979,036
Jabil Circuit, Inc.	61,550	456,701

See Notes to Financial Statements. 57

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Molex, Inc.	39,900	$620,445

		12,874,065

Internet Software & Services (1.8%)
Akamai Technologies, Inc.*	49,158	942,850
eBay, Inc.*	310,550	5,319,721
Google, Inc., Class A*	69,128	29,143,674
VeriSign, Inc.*^	55,350	1,022,868
Yahoo!, Inc.*	401,750	6,291,405

		42,720,518

IT Services (1.0%)
Affiliated Computer Services, Inc., Class A*	28,080	1,247,314
Automatic Data Processing, Inc.	145,550	5,158,292
Cognizant Technology Solutions Corp., Class A*	84,100	2,245,470
Computer Sciences Corp.*	43,700	1,935,910
Convergys Corp.*	35,150	326,192
Fidelity National Information Services, Inc.	54,950	1,096,802
Fiserv, Inc.*	44,950	2,054,215
Mastercard, Inc., Class A	20,893	3,495,608
Paychex, Inc.	92,575	2,332,890
Total System Services, Inc.	56,825	760,887
Western Union Co.	204,549	3,354,603

		24,008,183

Office Electronics (0.1%)
Xerox Corp.	249,150	1,614,492

Semiconductors & Semiconductor Equipment (2.5%)
Advanced Micro Devices, Inc.*^	161,300	624,231
Altera Corp.^	84,500	1,375,660
Analog Devices, Inc.	83,950	2,080,281
Applied Materials, Inc.	383,100	4,202,607
Broadcom Corp., Class A*	122,550	3,038,015
Intel Corp.	1,602,950	26,528,822
KLA-Tencor Corp.	48,950	1,235,987
Linear Technology Corp.	63,950	1,493,232
LSI Corp.*	186,700	851,352
MEMC Electronic Materials, Inc.*	64,371	1,146,448
Microchip Technology, Inc.^	52,436	1,182,432
Micron Technology, Inc.*	237,450	1,201,497
National Semiconductor Corp.	56,100	704,055
Novellus Systems, Inc.*	27,900	465,930
Nvidia Corp.*	154,750	1,747,128
Teradyne, Inc.*^	49,750	341,285
Texas Instruments, Inc.	367,831	7,834,800
Xilinx, Inc.^	78,950	1,615,317

		57,669,079

Software (4.3%)
Adobe Systems, Inc.*	151,050	4,274,715
Autodesk, Inc.*	65,150	1,236,547
BMC Software, Inc.*	53,250	1,799,317
CA, Inc.	113,625	1,980,484
Citrix Systems, Inc.*	51,950	1,656,686
Compuware Corp.*	71,050	487,403
Electronic Arts, Inc.*	92,750	2,014,530
Intuit, Inc.*	92,600	2,607,616
McAfee, Inc.*	44,389	1,872,772
Microsoft Corp.	2,203,473	52,376,553
Novell, Inc.*	99,250	449,603
Oracle Corp.	1,105,197	23,673,320
Salesforce.com, Inc.*^	30,518	1,164,872

	Number of Shares	Value (Note 1)
Symantec Corp.*^	236,590	$3,681,340

		99,275,758

Total Information Technology		427,841,170

Materials (3.2%)
Chemicals (1.8%)
Air Products & Chemicals, Inc.	60,450	3,904,466
CF Industries Holdings, Inc.	13,945	1,033,882
Dow Chemical Co.	303,901	4,904,962
E.I. du Pont de Nemours & Co.	260,100	6,663,762
Eastman Chemical Co.	20,950	794,005
Ecolab, Inc.	48,300	1,883,217
International Flavors & Fragrances, Inc.	22,700	742,744
Monsanto Co.	157,948	11,741,854
PPG Industries, Inc.	47,300	2,076,470
Praxair, Inc.	88,550	6,293,249
Sigma-Aldrich Corp.	35,250	1,746,990

		41,785,601

Construction Materials (0.1%)
Vulcan Materials Co.^	35,100	1,512,810

Containers & Packaging (0.2%)
Ball Corp.	27,000	1,219,320
Bemis Co., Inc.	28,750	724,500
Owens-Illinois, Inc.*	48,182	1,349,578
Pactiv Corp.*	37,850	821,345
Sealed Air Corp.	45,434	838,257

		4,953,000

Metals & Mining (0.9%)
AK Steel Holding Corp.^	31,898	612,123
Alcoa, Inc.^	273,798	2,828,333
Allegheny Technologies, Inc.	28,050	979,786
Freeport-McMoRan Copper & Gold, Inc.	118,694	5,947,756
Newmont Mining Corp.	141,000	5,762,670
Nucor Corp.	90,550	4,023,137
Titanium Metals Corp.^	24,483	224,999
United States Steel Corp.^	40,300	1,440,322

		21,819,126

Paper & Forest Products (0.2%)
International Paper Co.	123,235	1,864,546
MeadWestvaco Corp.	49,159	806,699
Weyerhaeuser Co.	60,850	1,851,665

		4,522,910

Total Materials		74,593,447

Telecommunication Services (3.5%)
Diversified Telecommunication Services (3.1%)
AT&T, Inc.	1,698,400	42,188,256
CenturyTel, Inc.^	28,950	888,765
Embarq Corp.	41,059	1,726,942
Frontier Communications Corp.^	89,650	640,101
Qwest Communications International, Inc.^	423,493	1,757,496
Verizon Communications, Inc.^	818,596	25,155,455
Windstream Corp.	127,086	1,062,439

		73,419,454

Wireless Telecommunication Services (0.4%)
American Tower Corp., Class A*^	114,442	3,608,356
MetroPCS Communications, Inc.*	73,150	973,626

See Notes to Financial Statements. 58

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Sprint Nextel Corp.*	825,591	$3,971,093

		8,553,075

Total Telecommunication Services		81,972,529

Utilities (4.0%)
Electric Utilities (2.3%)
Allegheny Energy, Inc.	48,850	1,253,003
American Electric Power Co., Inc.	134,330	3,880,794
Duke Energy Corp.	369,162	5,386,074
Edison International	93,900	2,954,094
Entergy Corp.	54,650	4,236,468
Exelon Corp.	189,750	9,717,098
FirstEnergy Corp.	87,851	3,404,226
FPL Group, Inc.	117,850	6,700,951
Northeast Utilities	49,624	1,107,111
Pepco Holdings, Inc.^	63,055	847,459
Pinnacle West Capital Corp.^	29,100	877,365
PPL Corp.	108,188	3,565,876
Progress Energy, Inc.	79,450	3,005,593
Southern Co.	224,150	6,984,514

		53,920,626

Gas Utilities (0.1%)
EQT Corp.	37,767	1,318,446
Nicor, Inc.	13,050	451,791
Questar Corp.	50,000	1,553,000

		3,323,237

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	192,000	2,229,120
Constellation Energy Group, Inc.	57,400	1,525,692
Dynegy, Inc., Class A*^	145,815	331,000

		4,085,812

Multi-Utilities (1.4%)
Ameren Corp.	61,250	1,524,513
CenterPoint Energy, Inc.	100,050	1,108,554
CMS Energy Corp.	65,300	788,824
Consolidated Edison, Inc.	78,950	2,954,309
Dominion Resources, Inc.	168,146	5,619,439
DTE Energy Co.	47,050	1,505,600
Integrys Energy Group, Inc.	22,024	660,500
NiSource, Inc.	78,959	920,662
PG&E Corp.^	105,400	4,051,576
Public Service Enterprise Group, Inc.	145,800	4,757,454
SCANA Corp.	34,911	1,133,560
Sempra Energy	70,122	3,480,155
TECO Energy, Inc.	61,300	731,309
Wisconsin Energy Corp.	33,702	1,372,008
Xcel Energy, Inc.	130,845	2,408,857

		33,017,320

Total Utilities		94,346,995

Total Common Stocks (99.6%) (Cost $2,830,414,029)		2,318,433,461

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (0.8%)
Goldman Sachs & Co., Repurchase Agreement
0.05%, 7/1/09 (v)	$9,444,549	9,444,549
Monumental Global Funding II
0.40%, 3/26/10 (l)	10,000,000	9,619,559

Total Short-Term Investments of Cash Collateral for Securities Loaned		19,064,108

	Principal Amount	Value (Note 1)
Time Deposit (0.3%)
JPMorgan Chase Nassau
0.000%, 7/1/09	$5,703,435	$5,703,435

Total Short-Term Investments (1.1%) (Cost/Amortized Cost $25,147,984)		24,767,543

Total Investments (100.7%) (Cost/Amortized Cost $2,855,562,013)		2,343,201,004
Other Assets Less Liabilities (-0.7%)		(16,901,249)

Net Assets (100%)		$2,326,299,755

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
#	All, or a portion of security held by broker as collateral for financial futures contracts.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% - 6.176%, maturing 4/15/18 - 5/1/39; Federal National Mortgage Association, 0.000% - 7.500%, maturing 2/1/18 - 5/1/39; Government National Mortgage Association, 0.465% – 5.500%, maturing 11/16/31 - 8/16/44.

See Notes to Financial Statements. 59

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	77	September-09	$3,532,521	$3,524,675	$(7,846)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$207,703,923	$–	$–	$207,703,923
Consumer Staples	278,384,271	–	–	278,384,271
Energy	288,108,279	–	–	288,108,279
Financials	311,692,711	–	–	311,692,711
Health Care	325,572,189	–	–	325,572,189
Industrials	228,217,947	–	–	228,217,947
Information Technology	427,841,170	–	–	427,841,170
Materials	74,593,447	–	–	74,593,447
Telecommunication Services	81,972,529	–	–	81,972,529
Utilities	94,346,995	–	–	94,346,995
Short-Term Investments	–	24,767,543	–	24,767,543
Total Asset	$2,318,433,461	$24,767,543	$–	$2,343,201,004
Liability:
Futures	$(7,846)	$–	$–	$(7,846)
Total Liability	$(7,846)	$–	$–	$(7,846)
Total	$2,318,425,615	$24,767,543	$–	$2,343,193,158

See Notes to Financial Statements. 60

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(7,846	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(7,846)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	89,060	–	–	89,060
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$89,060	$–	$–	$89,060

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(323,088)	–	–	(323,088)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(323,088)	$–	$–	$(323,088)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$120,446,301
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$51,750,798

See Notes to Financial Statements. 61

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$317,666,205
Aggregate gross unrealized depreciation	(860,300,275)

Net unrealized depreciation	$(542,634,070)

Federal income tax cost of investments	$2,885,835,074

At June 30, 2009, the Portfolio had loaned securities with a total value of $18,396,692. This was secured by collateral of $19,444,549, which was received as cash and subsequently invested in short-term investments currently valued at $19,064,108, as reported in the portfolio of investments.

See Notes to Financial Statements. 62

EQ ADVISORS TRUST

EQ/FOCUS PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.8%)
Auto Components (0.3%)
BorgWarner, Inc.	28,100	$959,615
Federal Mogul Corp.*	1,600	15,120
Gentex Corp.	33,100	383,960
Goodyear Tire & Rubber Co.*	62,900	708,254
Johnson Controls, Inc.	85,000	1,846,200
TRW Automotive Holdings Corp.*	3,200	36,160
WABCO Holdings, Inc.	14,400	254,880

		4,204,189

Automobiles (0.0%)
Thor Industries, Inc.	2,700	49,599

Distributors (0.0%)
LKQ Corp.*	36,400	598,780

Diversified Consumer Services (0.5%)
Apollo Group, Inc., Class A*	34,100	2,425,192
Brink’s Home Security Holdings, Inc.*	10,100	285,931
Career Education Corp.*	16,500	410,685
DeVry, Inc.	16,400	820,656
H&R Block, Inc.	88,200	1,519,686
Hillenbrand, Inc.	6,200	103,168
ITT Educational Services, Inc.*	10,400	1,046,864
Strayer Education, Inc.	3,600	785,196
Weight Watchers International, Inc.	800	20,616

		7,417,994

Hotels, Restaurants & Leisure (4.3%)
Brinker International, Inc.	26,500	451,295
Burger King Holdings, Inc.	27,100	468,017
Carnival Corp.	51,700	1,332,309
Chipotle Mexican Grill, Inc., Class A*	8,300	664,000
Choice Hotels International, Inc.	2,400	63,864
Darden Restaurants, Inc.	35,600	1,174,088
International Game Technology	64,100	1,019,190
Las Vegas Sands Corp.*	58,900	462,954
Marriott International, Inc., Class A	36,577	807,265
McDonald’s Corp.^	997,159	57,326,671
MGM MIRAGE*	23,600	150,804
Panera Bread Co., Class A*	6,600	329,076
Royal Caribbean Cruises Ltd.	10,500	142,170
Scientific Games Corp., Class A*	15,400	242,858
Starbucks Corp.*	191,300	2,657,157
Starwood Hotels & Resorts Worldwide, Inc.	7,900	175,380
Tim Hortons, Inc.	48,700	1,195,098
Wendy’s/Arby’s Group, Inc., Class A	38,100	152,400
WMS Industries, Inc.*	11,300	356,063
Wyndham Worldwide Corp.	20,500	248,460
Yum! Brands, Inc.	119,000	3,967,460

		73,386,579

Household Durables (0.1%)
Garmin Ltd.	24,000	571,680
Harman International Industries, Inc.	9,800	184,240
KB Home	1,500	20,520
Leggett & Platt, Inc.	25,300	385,319
M.D.C. Holdings, Inc.	3,700	111,407
Newell Rubbermaid, Inc.	11,700	121,797
NVR, Inc.*	300	150,717
Pulte Homes, Inc.	13,100	115,673

	Number of Shares	Value (Note 1)
Snap-On, Inc.	4,100	$117,834

		1,779,187

Internet & Catalog Retail (0.6%)
Amazon.com, Inc.*	85,400	7,144,564
Expedia, Inc.*	43,400	655,774
Netflix, Inc.*	11,000	454,740
priceline.com, Inc.*	10,800	1,204,740

		9,459,818

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	19,400	470,256
Mattel, Inc.	72,300	1,160,415

		1,630,671

Media (0.7%)
Comcast Corp., Class A	56,000	811,440
CTC Media, Inc.*	10,600	125,292
DIRECTV Group, Inc.*	119,500	2,952,845
Discovery Communications, Inc., Class C*	68,000	1,396,040
Interactive Data Corp.	4,400	101,816
John Wiley & Sons, Inc., Class A	10,000	332,500
Marvel Entertainment, Inc.*	12,700	451,993
McGraw-Hill Cos., Inc.	81,800	2,462,998
Morningstar, Inc.*	3,800	156,674
New York Times Co., Class A	1,900	10,469
Omnicom Group, Inc.	80,800	2,551,664
Regal Entertainment Group, Class A	10,800	143,532
Scripps Networks Interactive, Inc., Class A	13,600	378,488
Warner Music Group Corp.*	2,400	14,040

		11,889,791

Multiline Retail (0.8%)
Big Lots, Inc.*	2,400	50,472
Dollar Tree, Inc.*	22,500	947,250
Family Dollar Stores, Inc.	36,500	1,032,950
Kohl’s Corp.*	74,200	3,172,050
Nordstrom, Inc.	45,441	903,822
Target Corp.	195,500	7,716,385

		13,822,929

Specialty Retail (2.9%)
Aaron’s, Inc.	12,400	369,768
Abercrombie & Fitch Co., Class A	11,300	286,907
Advance Auto Parts, Inc.	24,800	1,028,952
Aeropostale, Inc.*	17,500	599,725
American Eagle Outfitters, Inc.	44,300	627,731
AutoNation, Inc.*	1,800	31,230
AutoZone, Inc.*	8,800	1,329,768
Barnes & Noble, Inc.	2,000	41,260
Bed Bath & Beyond, Inc.*	67,800	2,084,850
Best Buy Co., Inc.	87,500	2,930,375
CarMax, Inc.*	40,700	598,290
Chico’s FAS, Inc.*	43,200	420,336
Dick’s Sporting Goods, Inc.*	19,700	338,840
Foot Locker, Inc.	17,900	187,413
GameStop Corp., Class A*	40,500	891,405
Gap, Inc.	110,800	1,817,120
Guess?, Inc.	14,500	373,810
Home Depot, Inc.	29,500	697,085
Limited Brands, Inc.	41,800	500,346
Lowe’s Cos., Inc.	1,074,337	20,852,881
Office Depot, Inc.*	13,000	59,280
O’Reilly Automotive, Inc.*	35,300	1,344,224
Penske Automotive Group, Inc.	3,600	59,904
PetSmart, Inc.	32,800	703,888

See Notes to Financial Statements. 63

EQ ADVISORS TRUST

EQ/FOCUS PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
RadioShack Corp.	4,300	$60,028
Ross Stores, Inc.	32,700	1,262,220
Sherwin-Williams Co.	22,000	1,182,500
Staples, Inc.	185,924	3,750,087
Tiffany & Co.	31,500	798,840
TJX Cos., Inc.	106,049	3,336,302
Urban Outfitters, Inc.*	33,400	697,058
Williams-Sonoma, Inc.	9,900	117,513

		49,379,936

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	82,600	2,220,288
Hanesbrands, Inc.*	21,900	328,719
NIKE, Inc., Class B	93,900	4,862,142
Phillips-Van Heusen Corp.	10,000	286,900
Polo Ralph Lauren Corp.	13,000	696,020
VF Corp.	5,200	287,820

		8,681,889

Total Consumer Discretionary		182,301,362

Consumer Staples (13.4%)
Beverages (2.9%)
Brown-Forman Corp., Class B	18,700	803,726
Coca-Cola Co.	473,000	22,699,270
Coca-Cola Enterprises, Inc.	68,200	1,135,530
Hansen Natural Corp.*	18,400	567,088
Molson Coors Brewing Co., Class B	1,900	80,427
Pepsi Bottling Group, Inc.	29,300	991,512
PepsiCo, Inc.	404,700	22,242,312

		48,519,865

Food & Staples Retailing (4.8%)
BJ’s Wholesale Club, Inc.*	2,500	80,575
Costco Wholesale Corp.	112,800	5,154,960
CVS Caremark Corp.^	634,882	20,233,689
Kroger Co.	143,000	3,153,150
Sysco Corp.	155,000	3,484,400
Walgreen Co.	257,800	7,579,320
Wal-Mart Stores, Inc.	849,225	41,136,459
Whole Foods Market, Inc.	23,900	453,622

		81,276,175

Food Products (0.9%)
Archer-Daniels-Midland Co.	93,600	2,505,672
Campbell Soup Co.	34,700	1,020,874
Dean Foods Co.*	46,800	898,092
Flowers Foods, Inc.	16,600	362,544
General Mills, Inc.	35,200	1,971,904
Green Mountain Coffee Roasters, Inc.*	7,800	461,136
H.J. Heinz Co.	66,200	2,363,340
Hershey Co.	23,300	838,800
Hormel Foods Corp.	1,800	62,172
Kellogg Co.	66,100	3,078,277
McCormick & Co., Inc. (Non-Voting)	33,900	1,102,767
Sara Lee Corp.	44,800	437,248
Smithfield Foods, Inc.*	2,400	33,528

		15,136,354

Household Products (2.5%)
Church & Dwight Co., Inc.	18,100	983,011
Clorox Co.	32,100	1,792,143
Colgate-Palmolive Co.	129,900	9,189,126
Energizer Holdings, Inc.*	15,079	787,727
Kimberly-Clark Corp.	93,700	4,912,691

	Number of Shares	Value (Note 1)
Procter & Gamble Co.	496,300	$25,360,930

		43,025,628

Personal Products (0.3%)
Alberto-Culver Co.	18,800	478,084
Avon Products, Inc.	111,000	2,861,580
Estee Lauder Cos., Inc., Class A	28,800	940,896
Herbalife Ltd.	15,000	473,100
Mead Johnson Nutrition Co., Class A*	5,500	174,735
NBTY, Inc.*	9,600	269,952

		5,198,347

Tobacco (2.0%)
Altria Group, Inc.	537,500	8,809,625
Lorillard, Inc.	38,600	2,615,922
Philip Morris International, Inc.	509,900	22,241,838

		33,667,385

Total Consumer Staples		226,823,754

Energy (5.5%)
Energy Equipment & Services (2.4%)
Atwood Oceanics, Inc.*	12,500	311,375
Cameron International Corp.*	56,400	1,596,120
Diamond Offshore Drilling, Inc.	17,900	1,486,595
Dresser-Rand Group, Inc.*	21,400	558,540
ENSCO International, Inc.	10,400	362,648
Exterran Holdings, Inc.*	7,500	120,300
FMC Technologies, Inc.*	30,700	1,153,706
Helmerich & Payne, Inc.	8,600	265,482
Oceaneering International, Inc.*	14,200	641,840
Patterson-UTI Energy, Inc.	5,800	74,588
Pride International, Inc.*	21,100	528,766
Rowan Cos., Inc.	8,800	170,016
Schlumberger Ltd.	141,200	7,640,332
Smith International, Inc.	33,900	872,925
Transocean Ltd.*	325,470	24,179,166

		39,962,399

Oil, Gas & Consumable Fuels (3.1%)
Alpha Natural Resources, Inc.*	19,300	507,011
CNX Gas Corp.*	7,100	186,517
Comstock Resources, Inc.*	1,000	33,050
Consol Energy, Inc.	46,200	1,568,952
Continental Resources, Inc.*	3,800	105,450
El Paso Corp.	50,700	467,961
EXCO Resources, Inc.*	31,900	412,148
Exxon Mobil Corp.	327,300	22,881,543
Forest Oil Corp.*	10,700	159,644
Foundation Coal Holdings, Inc.	12,000	337,320
Frontier Oil Corp.	26,400	346,104
Holly Corp.	10,500	188,790
Mariner Energy, Inc.*	20,900	245,575
Massey Energy Co.	17,800	347,812
Peabody Energy Corp.	68,400	2,062,944
Petrohawk Energy Corp.*	71,600	1,596,680
Petroleo Brasileiro S.A. (ADR)	411,050	16,844,829
Plains Exploration & Production Co.*	16,900	462,384
Quicksilver Resources, Inc.*	30,500	283,345
Range Resources Corp.	6,000	248,460
Southwestern Energy Co.*	89,300	3,469,305
St. Mary Land & Exploration Co.	5,300	110,611
Teekay Corp.	4,800	100,944
Tesoro Corp.	14,600	185,858

		53,153,237

Total Energy		93,115,636

See Notes to Financial Statements. 64

EQ ADVISORS TRUST

EQ/FOCUS PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (9.1%)
Capital Markets (3.1%)
Affiliated Managers Group, Inc.*	9,900	$576,081
Ameriprise Financial, Inc.	4,500	109,215
Bank of New York Mellon Corp.	63,700	1,867,047
BlackRock, Inc.	1,800	315,756
Charles Schwab Corp.	246,800	4,328,872
Eaton Vance Corp.	30,300	810,525
Federated Investors, Inc., Class B	22,000	529,980
Franklin Resources, Inc.	17,600	1,267,376
GLG Partners, Inc.	49,400	202,046
Goldman Sachs Group, Inc.	149,655	22,065,133
Greenhill & Co., Inc.	5,300	382,713
Invesco Ltd.	12,500	222,750
Investment Technology Group, Inc.*	900	18,351
Janus Capital Group, Inc.	34,300	391,020
Jefferies Group, Inc.*	22,800	486,324
Lazard Ltd., Class A	19,900	535,708
Morgan Stanley^	215,601	6,146,785
Northern Trust Corp.	62,665	3,363,857
SEI Investments Co.	31,500	568,260
State Street Corp.	68,411	3,228,999
T. Rowe Price Group, Inc.	65,300	2,721,051
TD Ameritrade Holding Corp.*	67,900	1,190,966
Waddell & Reed Financial, Inc., Class A	21,400	564,318

		51,893,133

Commercial Banks (2.0%)
BOK Financial Corp.	1,800	67,806
CapitalSource, Inc.	9,700	47,336
Commerce Bancshares, Inc./Missouri	5,400	171,882
U.S. Bancorp.	777,224	13,927,854
Wells Fargo & Co.^	807,584	19,591,988

		33,806,866

Consumer Finance (0.3%)
American Express Co.	154,899	3,599,853
AmeriCredit Corp.*	7,100	96,205
Capital One Financial Corp.	33,100	724,228
SLM Corp.*	26,400	271,128
Student Loan Corp.	100	3,720

		4,695,134

Diversified Financial Services (2.5%)
Bank of America Corp.	1,357,896	17,924,227
CIT Group, Inc.	9,700	20,855
CME Group, Inc.	990	307,999
IntercontinentalExchange, Inc.*	18,900	2,159,136
JPMorgan Chase & Co.	577,833	19,709,884
Leucadia National Corp.*	17,700	373,293
Moody’s Corp.	48,800	1,285,880
MSCI, Inc., Class A*	26,000	635,440
NASDAQ OMX Group, Inc.*	15,600	332,436
NYSE Euronext	17,400	474,150

		43,223,300

Insurance (0.6%)
Aflac, Inc.	121,500	3,777,435
American International Group, Inc.	238,300	276,428
Arthur J. Gallagher & Co.	24,200	516,428
Axis Capital Holdings Ltd.	10,500	274,890
Brown & Brown, Inc.	22,300	444,439
CNA Financial Corp.	3,200	49,504
Endurance Specialty Holdings Ltd.	4,300	125,990
Erie Indemnity Co., Class A	5,400	193,104
Fidelity National Financial, Inc., Class A	9,000	121,770

	Number of Shares	Value (Note 1)
Genworth Financial, Inc., Class A	48,000	$335,520
Hanover Insurance Group, Inc.	1,000	38,110
Lincoln National Corp.	20,600	354,526
Marsh & McLennan Cos., Inc.	10,200	205,326
Odyssey Reinsurance Holdings Corp.	900	35,982
Principal Financial Group, Inc.	80,800	1,522,272
Progressive Corp.*	18,100	273,491
Prudential Financial, Inc.	57,200	2,128,984
Reinsurance Group of America, Inc.	1,500	52,365
Validus Holdings Ltd.	3,500	76,930
W.R. Berkley Corp.	11,500	246,905

		11,050,399

Real Estate Investment Trusts (REITs) (0.4%)
Alexandria Real Estate Equities, Inc. (REIT)	2,200	78,738
Digital Realty Trust, Inc. (REIT)	19,800	709,830
Federal Realty Investment Trust (REIT)	2,000	103,040
HCP, Inc. (REIT)	27,800	589,082
Health Care REIT, Inc. (REIT)	14,500	494,450
Macerich Co. (REIT)	417	7,343
Nationwide Health Properties, Inc. (REIT)	20,100	517,374
Plum Creek Timber Co., Inc. (REIT)	13,500	402,030
Public Storage (REIT)	34,900	2,285,252
Rayonier, Inc. (REIT)	9,300	338,055
Simon Property Group, Inc. (REIT)	26,817	1,379,198

		6,904,392

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	56,900	532,584
St. Joe Co.*	24,000	635,760

		1,168,344

Thrifts & Mortgage Finance (0.1%)
Capitol Federal Financial	5,200	199,316
Hudson City Bancorp, Inc.	67,500	897,075
TFS Financial Corp.	2,500	26,550

		1,122,941

Total Financials		153,864,509

Health Care (13.5%)
Biotechnology (3.3%)
Abraxis Bioscience, Inc.*	1,700	62,662
Alexion Pharmaceuticals, Inc.*	21,300	875,856
Amgen, Inc.*	263,200	13,933,808
Amylin Pharmaceuticals, Inc.*	36,600	494,100
Biogen Idec, Inc.*	75,000	3,386,250
BioMarin Pharmaceutical, Inc.*	23,500	366,835
Celgene Corp.*	119,600	5,721,664
Cephalon, Inc.*	19,200	1,087,680
Dendreon Corp.*	30,000	745,500
Genzyme Corp.*	70,100	3,902,467
Gilead Sciences, Inc.*^	449,523	21,055,657
Myriad Genetics, Inc.*	24,800	884,120
OSI Pharmaceuticals, Inc.*	15,100	426,273
United Therapeutics Corp.*	6,100	508,313
Vertex Pharmaceuticals, Inc.*	45,000	1,603,800

		55,054,985

Health Care Equipment & Supplies (2.6%)
Baxter International, Inc.	157,400	8,335,904
Beckman Coulter, Inc.	18,900	1,079,946
Becton, Dickinson & Co.	62,300	4,442,613
Boston Scientific Corp.*	139,400	1,413,516
C.R. Bard, Inc.	25,800	1,920,810

See Notes to Financial Statements. 65

EQ ADVISORS TRUST

EQ/FOCUS PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
DENTSPLY International, Inc.	36,800	$1,123,136
Edwards Lifesciences Corp.*	13,700	932,011
Gen-Probe, Inc.*	13,300	571,634
Hill-Rom Holdings, Inc.	6,500	105,430
Hologic, Inc.*	6,500	92,495
Hospira, Inc.*	41,700	1,606,284
Idexx Laboratories, Inc.*	14,700	679,140
Intuitive Surgical, Inc.*	9,800	1,603,868
Inverness Medical Innovations, Inc.*	9,700	345,126
Kinetic Concepts, Inc.*	5,700	155,325
Medtronic, Inc.	290,900	10,149,501
ResMed, Inc.*	19,600	798,308
St. Jude Medical, Inc.*	90,000	3,699,000
Stryker Corp.	88,000	3,497,120
Teleflex, Inc.	4,400	197,252
Varian Medical Systems, Inc.*	31,368	1,102,272

		43,850,691

Health Care Providers & Services (1.5%)
Aetna, Inc.	25,000	626,250
AmerisourceBergen Corp.	68,800	1,220,512
CIGNA Corp.	4,600	110,814
Community Health Systems, Inc.*	12,100	305,525
Coventry Health Care, Inc.*	10,900	203,939
DaVita, Inc.*	26,900	1,330,474
Express Scripts, Inc.*	64,400	4,427,500
Health Management Associates, Inc., Class A*	64,100	316,654
Henry Schein, Inc.*	23,400	1,122,030
Humana, Inc.*	16,200	522,612
Laboratory Corp. of America Holdings*	27,300	1,850,667
Lincare Holdings, Inc.*	17,600	413,952
McKesson Corp.	34,600	1,522,400
Medco Health Solutions, Inc.*	126,700	5,778,787
MEDNAX, Inc.*	3,800	160,094
Omnicare, Inc.	13,000	334,880
Patterson Cos., Inc.*	27,700	601,090
Quest Diagnostics, Inc.	40,400	2,279,772
Tenet Healthcare Corp.*	84,700	238,854
Universal Health Services, Inc., Class B	900	43,965
VCA Antech, Inc.*	22,000	587,400
WellPoint, Inc.*	8,900	452,921

		24,451,092

Health Care Technology (0.1%)
Allscripts-Misys Healthcare Solutions, Inc.	16,200	256,932
Cerner Corp.*	17,400	1,083,846
HLTH Corp.*	26,900	352,390
IMS Health, Inc.	9,600	121,920

		1,815,088

Life Sciences Tools & Services (0.5%)
Bio-Rad Laboratories, Inc., Class A*	5,000	377,400
Charles River Laboratories International, Inc.*	11,400	384,750
Covance, Inc.*	16,600	816,720
Illumina, Inc.*	32,000	1,246,080
Life Technologies Corp.*	40,200	1,677,144
Mettler-Toledo International, Inc.*	8,700	671,205
Millipore Corp.*	13,900	975,919
PerkinElmer, Inc.	6,600	114,840
Pharmaceutical Product Development, Inc.	26,800	622,296
Techne Corp.	9,700	618,957

	Number of Shares	Value (Note 1)
Thermo Fisher Scientific, Inc.*	8,800	$358,776
Waters Corp.*	25,800	1,327,926

		9,192,013

Pharmaceuticals (5.5%)
Abbott Laboratories, Inc.	633,487	29,799,228
Allergan, Inc.	79,100	3,763,578
Bristol-Myers Squibb Co.	285,260	5,793,631
Eli Lilly & Co.	138,000	4,780,320
Johnson & Johnson	554,400	31,489,920
Merck & Co., Inc.	99,700	2,787,612
Mylan, Inc.*	56,700	739,935
Perrigo Co.	19,600	544,488
Schering-Plough Corp.	358,500	9,005,520
Sepracor, Inc.*	27,000	467,640
Valeant Pharmaceuticals International*	17,700	455,244
Warner Chilcott Ltd., Class A*	24,200	318,230
Wyeth	77,600	3,522,264

		93,467,610

Total Health Care		227,831,479

Industrials (10.8%)
Aerospace & Defense (3.8%)
Alliant Techsystems, Inc.*	8,500	700,060
BE Aerospace, Inc.*	12,100	173,756
Boeing Co.	15,500	658,750
General Dynamics Corp.^	274,935	15,228,649
Goodrich Corp.	32,200	1,609,034
Honeywell International, Inc.	193,400	6,072,760
ITT Corp.	4,700	209,150
Lockheed Martin Corp.	260,829	21,035,859
Northrop Grumman Corp.	10,000	456,800
Precision Castparts Corp.	36,400	2,658,292
Raytheon Co.	78,900	3,505,527
Rockwell Collins, Inc.	41,200	1,719,276
Spirit AeroSystems Holdings, Inc., Class A*	8,800	120,912
TransDigm Group, Inc.*	10,300	372,860
United Technologies Corp.	199,600	10,371,216

		64,892,901

Air Freight & Logistics (0.8%)
C.H. Robinson Worldwide, Inc.	44,000	2,294,600
Expeditors International of Washington, Inc.	55,200	1,840,368
United Parcel Service, Inc., Class B	179,800	8,988,202
UTi Worldwide, Inc.*	22,700	258,780

		13,381,950

Airlines (0.1%)
AMR Corp.*	74,100	297,882
Continental Airlines, Inc., Class B*	32,100	284,406
Copa Holdings S.A., Class A	7,800	318,396
Delta Air Lines, Inc.*	200,600	1,161,474
Southwest Airlines Co.	60,100	404,473

		2,466,631

Building Products (0.1%)
Armstrong World Industries, Inc.*	2,300	37,927
Lennox International, Inc.	11,900	382,109
Masco Corp.	44,000	421,520
Owens Corning, Inc.*	9,700	123,966

		965,522

Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	5,500	141,240
Brink’s Co.	10,300	299,009
Cintas Corp.	6,200	141,608

See Notes to Financial Statements. 66

EQ ADVISORS TRUST

EQ/FOCUS PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Copart, Inc.*	17,400	$603,258
Corrections Corp. of America*	3,400	57,766
Iron Mountain, Inc.*	46,900	1,348,375
R.R. Donnelley & Sons Co.	13,800	160,356
Republic Services, Inc.	26,500	646,865
Stericycle, Inc.*	22,400	1,154,272
Waste Connections, Inc.*	15,300	396,423
Waste Management, Inc.	114,700	3,229,952

		8,179,124

Construction & Engineering (0.3%)
Aecom Technology Corp.*	25,500	816,000
Fluor Corp.	46,700	2,395,243
Jacobs Engineering Group, Inc.*	32,100	1,351,089
Shaw Group, Inc.*	17,700	485,157
URS Corp.*	3,800	188,176

		5,235,665

Electrical Equipment (0.7%)
AMETEK, Inc.	27,900	964,782
Cooper Industries Ltd., Class A	10,600	329,130
Emerson Electric Co.	195,900	6,347,160
First Solar, Inc.*	13,397	2,171,922
Hubbell, Inc., Class B	1,700	54,502
Rockwell Automation, Inc.	3,700	118,844
Roper Industries, Inc.	20,200	915,262
SunPower Corp., Class A*	25,100	668,664
Thomas & Betts Corp.*	4,400	126,984

		11,697,250

Industrial Conglomerates (0.7%)
3M Co.	180,500	10,848,050
Carlisle Cos., Inc.	4,300	103,372
McDermott International, Inc.*	59,400	1,206,414

		12,157,836

Machinery (1.0%)
Bucyrus International, Inc.	4,400	125,664
Caterpillar, Inc.	78,200	2,583,728
Crane Co.	6,600	147,246
Cummins, Inc.	17,300	609,133
Danaher Corp.	41,800	2,580,732
Deere & Co.	27,210	1,087,040
Donaldson Co., Inc.	19,000	658,160
Dover Corp.	34,200	1,131,678
Flowserve Corp.	14,600	1,019,226
Graco, Inc.	7,100	156,342
Harsco Corp.	15,200	430,160
IDEX Corp.	12,400	304,668
Joy Global, Inc.	23,300	832,276
Navistar International Corp.*	16,300	710,680
PACCAR, Inc.	87,300	2,838,123
Pall Corp.	29,300	778,208
Pentair, Inc.	7,100	181,902
Toro Co.	9,500	284,050
Valmont Industries, Inc.	5,500	396,440
Wabtec Corp.	12,400	398,908

		17,254,364

Marine (0.0%)
Kirby Corp.*	2,900	92,191

Professional Services (0.3%)
Dun & Bradstreet Corp.	13,800	1,120,698
Equifax, Inc.	25,700	670,770
FTI Consulting, Inc.*	13,300	674,576
IHS, Inc., Class A*	12,400	618,388
Monster Worldwide, Inc.*	23,800	281,078

	Number of Shares	Value (Note 1)
Robert Half International, Inc.	39,700	$937,714

		4,303,224

Road & Rail (2.3%)
Con-way, Inc.	4,000	141,240
J.B. Hunt Transport Services, Inc.	22,700	693,031
Kansas City Southern*	10,800	173,988
Landstar System, Inc.	14,100	506,331
Norfolk Southern Corp.	337,479	12,712,834
Union Pacific Corp.	480,792	25,030,031

		39,257,455

Trading Companies & Distributors (0.2%)
Fastenal Co.	34,700	1,150,999
GATX Corp.	5,300	136,316
MSC Industrial Direct Co., Class A	10,800	383,184
W.W. Grainger, Inc.	16,000	1,310,080
WESCO International, Inc.*	7,000	175,280

		3,155,859

Total Industrials		183,039,972

Information Technology (29.1%)
Communications Equipment (4.5%)
Brocade Communications Systems, Inc.*	35,400	276,828
Ciena Corp.*	2,600	26,910
Cisco Systems, Inc.*	1,499,343	27,947,754
F5 Networks, Inc.*	20,400	705,636
Harris Corp.	26,900	762,884
JDS Uniphase Corp.*	24,300	138,996
Juniper Networks, Inc.*	209,427	4,942,477
Motorola, Inc.	38,100	252,603
QUALCOMM, Inc.	908,210	41,051,092

		76,105,180

Computers & Peripherals (8.2%)
Apple, Inc.*	371,377	52,895,226
Dell, Inc.*	448,300	6,155,159
Diebold, Inc.	15,100	398,036
EMC Corp.*	54,400	712,640
Hewlett-Packard Co.	481,100	18,594,515
International Business Machines Corp.	510,610	53,317,896
NCR Corp.*	41,200	487,396
NetApp, Inc.*	86,700	1,709,724
QLogic Corp.*	30,900	391,812
SanDisk Corp.*	28,400	417,196
Seagate Technology	115,100	1,203,946
Teradata Corp.*	36,600	857,538
Western Digital Corp.*	53,400	1,415,100

		138,556,184

Electronic Equipment, Instruments & Components (0.7%)
Agilent Technologies, Inc.*	89,200	1,811,652
Amphenol Corp., Class A	45,700	1,445,948
Arrow Electronics, Inc.*	12,900	273,996
Avnet, Inc.*	16,000	336,480
AVX Corp.	900	8,937
Corning, Inc.	344,900	5,539,094
Dolby Laboratories, Inc., Class A*	12,900	480,912
FLIR Systems, Inc.*	39,100	882,096
Itron, Inc.*	9,300	512,151
Jabil Circuit, Inc.	22,300	165,466
Molex, Inc.	2,900	45,095
National Instruments Corp.	13,400	302,304
Trimble Navigation Ltd.*	28,500	559,455

See Notes to Financial Statements. 67

EQ ADVISORS TRUST

EQ/FOCUS PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Vishay Intertechnology, Inc.*	10,300	$69,937

		12,433,523

Internet Software & Services (3.5%)
Akamai Technologies, Inc.*	44,900	861,182
eBay, Inc.*	67,700	1,159,701
Equinix, Inc.*	9,900	720,126
Google, Inc., Class A*^	117,873	49,694,078
IAC/InterActiveCorp*	12,500	200,625
Sohu.com, Inc.*	6,900	433,527
VeriSign, Inc.*	51,500	951,720
WebMD Health Corp., Class A*	1,500	44,880
Yahoo!, Inc.*	288,700	4,521,042

		58,586,881

IT Services (4.0%)
Accenture Ltd., Class A	159,400	5,333,524
Affiliated Computer Services, Inc., Class A*	14,300	635,206
Alliance Data Systems Corp.*	13,800	568,422
Amdocs Ltd.*	7,100	152,295
Automatic Data Processing, Inc.	129,700	4,596,568
Broadridge Financial Solutions, Inc.	22,600	374,708
Cognizant Technology Solutions Corp., Class A*	73,800	1,970,460
Convergys Corp.*	3,300	30,624
DST Systems, Inc.*	8,200	302,990
Fidelity National Information Services, Inc.	18,700	373,252
Fiserv, Inc.*	41,800	1,910,260
Genpact Ltd.*	14,000	164,500
Global Payments, Inc.	19,500	730,470
Hewitt Associates, Inc., Class A*	21,700	646,226
Lender Processing Services, Inc.	24,800	688,696
Mastercard, Inc., Class A	102,228	17,103,767
Metavante Technologies, Inc.*	21,600	558,576
NeuStar, Inc., Class A*	18,300	405,528
Paychex, Inc.	83,700	2,109,240
SAIC, Inc.*	40,000	742,000
Total System Services, Inc.	30,300	405,717
Visa, Inc., Class A^	405,982	25,276,439
Western Union Co.	182,300	2,989,720

		68,069,188

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	14,900	352,534

Semiconductors & Semiconductor Equipment (2.6%)
Advanced Micro Devices, Inc.*	76,500	296,055
Altera Corp.	75,400	1,227,512
Analog Devices, Inc.	75,700	1,875,846
Broadcom Corp., Class A*	125,600	3,113,624
Cree, Inc.*	23,100	678,909
Cypress Semiconductor Corp.*	35,700	328,440
Integrated Device Technology, Inc.*	18,100	109,324
Intel Corp.	895,700	14,823,835
International Rectifier Corp.*	8,300	122,923
Intersil Corp., Class A	15,800	198,606
Lam Research Corp.*	32,900	855,400
Linear Technology Corp.	57,200	1,335,620
Marvell Technology Group Ltd.*	117,300	1,365,372
Maxim Integrated Products, Inc.	66,500	1,043,385
MEMC Electronic Materials, Inc.*	57,700	1,027,637
Microchip Technology, Inc.	42,300	953,865
Micron Technology, Inc.*	38,700	195,822
National Semiconductor Corp.	57,500	721,625
Novellus Systems, Inc.*	15,400	257,180

	Number of Shares	Value (Note 1)
Nvidia Corp.*	139,800	$1,578,342
ON Semiconductor Corp.*	109,300	749,798
Rambus, Inc.*	26,300	407,387
Silicon Laboratories, Inc.*	11,400	432,516
Teradyne, Inc.*	45,000	308,700
Texas Instruments, Inc.	331,900	7,069,470
Varian Semiconductor Equipment Associates, Inc.*	19,400	465,406
Xilinx, Inc.	71,300	1,458,798

		43,001,397

Software (5.6%)
Activision Blizzard, Inc.*	84,500	1,067,235
Adobe Systems, Inc.*	136,100	3,851,630
ANSYS, Inc.*	22,400	697,984
Autodesk, Inc.*	40,200	762,996
BMC Software, Inc.*	48,600	1,642,194
CA, Inc.	78,800	1,373,484
Cadence Design Systems, Inc.*	68,500	404,150
Citrix Systems, Inc.*	45,900	1,463,751
Electronic Arts, Inc.*	86,300	1,874,436
FactSet Research Systems, Inc.	10,500	523,635
Intuit, Inc.*	84,000	2,365,440
Macrovision Solutions Corp.*	18,200	396,942
McAfee, Inc.*	40,400	1,704,476
Micros Systems, Inc.*	20,900	529,188
Microsoft Corp.	2,004,200	47,639,834
Novell, Inc.*	40,500	183,465
Nuance Communications, Inc.*	51,300	620,217
Oracle Corp.	993,600	21,282,912
Red Hat, Inc.*	49,800	1,002,474
Salesforce.com, Inc.*	28,200	1,076,394
Sybase, Inc.*	21,600	676,944
Symantec Corp.*	213,400	3,320,504
Synopsys, Inc.*	23,500	458,485
VMware, Inc., Class A*	13,300	362,691

		95,281,461

Total Information Technology		492,386,348

Materials (5.4%)
Chemicals (3.9%)
Air Products & Chemicals, Inc.	18,800	1,214,292
Albemarle Corp.	1,400	35,798
Ashland, Inc.	1,300	36,465
Celanese Corp., Class A	37,300	885,875
CF Industries Holdings, Inc.	10,100	748,814
Dow Chemical Co.	504,081	8,135,867
E.I. du Pont de Nemours & Co.	77,700	1,990,674
Ecolab, Inc.	61,500	2,397,885
FMC Corp.	16,100	761,530
International Flavors & Fragrances, Inc.	20,400	667,488
Intrepid Potash, Inc.*	10,000	280,800
Lubrizol Corp.	15,300	723,843
Monsanto Co.	314,620	23,388,851
Mosaic Co.	41,126	1,821,882
Nalco Holding Co.	32,700	550,668
Potash Corp. of Saskatchewan, Inc.	136,937	12,741,988
Praxair, Inc.	79,900	5,678,493
RPM International, Inc.	17,600	247,104
Scotts Miracle-Gro Co., Class A	11,600	406,580
Sigma-Aldrich Corp.	31,700	1,571,052
Terra Industries, Inc.	25,200	610,344

See Notes to Financial Statements. 68

EQ ADVISORS TRUST

EQ/FOCUS PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Valhi, Inc.	500	$3,715

		64,900,008

Construction Materials (0.0%)
Eagle Materials, Inc.	10,200	257,448
Martin Marietta Materials, Inc.	4,400	347,072

		604,520

Containers & Packaging (0.2%)
Ball Corp.	15,900	718,044
Crown Holdings, Inc.*	41,600	1,004,224
Owens-Illinois, Inc.*	35,700	999,957
Packaging Corp. of America	6,200	100,440
Pactiv Corp.*	28,100	609,770

		3,432,435

Metals & Mining (1.3%)
Alcoa, Inc.	117,300	1,211,709
BHP Billiton plc (ADR)	215,400	9,792,084
Cliffs Natural Resources, Inc.	3,300	80,751
Compass Minerals International, Inc.	4,500	247,095
Freeport-McMoRan Copper & Gold, Inc.	65,000	3,257,150
Newmont Mining Corp.	124,400	5,084,228
Royal Gold, Inc.	2,700	112,590
Schnitzer Steel Industries, Inc., Class A	4,400	232,584
Southern Copper Corp.	33,700	688,828
Walter Energy, Inc.	14,200	514,608

		21,221,627

Total Materials		90,158,590

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp.	35,300	252,042
tw telecom, Inc.*	38,800	398,476
Windstream Corp.	57,500	480,700

		1,131,218

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A*	101,500	3,200,295
Crown Castle International Corp.*	27,100	650,942
Leap Wireless International, Inc.*	11,800	388,574
MetroPCS Communications, Inc.*	67,400	897,094
NII Holdings, Inc.*	2,300	43,861
SBA Communications Corp., Class A*	29,700	728,838

		5,909,604

Total Telecommunication Services		7,040,822

Utilities (0.7%)
Electric Utilities (0.4%)
Allegheny Energy, Inc.	26,900	689,985
DPL, Inc.	2,200	50,974
Exelon Corp.	14,900	763,029
FPL Group, Inc.	14,000	796,040
ITC Holdings Corp.	12,900	585,144
NV Energy, Inc.	26,000	280,540
PPL Corp.	97,800	3,223,488

		6,389,200

Gas Utilities (0.1%)
EQT Corp.	34,000	1,186,940

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	139,700	1,621,917
Calpine Corp.*	47,100	525,165
Constellation Energy Group, Inc.	40,000	1,063,200

	Number of Shares	Value (Note 1)
Ormat Technologies, Inc.	5,100	$205,581

		3,415,863

Multi-Utilities (0.0%)
CenterPoint Energy, Inc.	76,300	845,404
Integrys Energy Group, Inc.	4,400	131,956

		977,360

Water Utilities (0.0%)
American Water Works Co., Inc.	2,200	42,042

Total Utilities		12,011,405

Total Common Stocks (98.7%) (Cost $1,584,892,303)		1,668,573,877

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills 0.00%, 9/10/09 #	$1,260,000	1,259,591

Short-Term Investments of Cash Collateral for Securities Loaned (0.8%)
Bancaja U.S. Debt S.A.U. 1.27%, 7/10/09 (l)	5,000,222	5,088,726
Calyon/New York 0.41%, 7/2/10 (l)	4,998,834	4,907,401
Pricoa Global Funding I 0.40%, 6/25/10 (l)	4,999,500	4,607,554

Total Short-Term Investments of Cash Collateral for Securities Loaned		14,603,681

Time Deposit (1.4%)
JPMorgan Chase Nassau 0.000%, 7/1/09	23,490,894	23,490,894

Total Short-Term Investments (2.3%) (Cost/Amortized Cost $39,749,078)		39,354,166

Total Investments (101.0%) (Cost/Amortized Cost $1,624,641,381)		1,707,928,043
Other Assets Less Liabilities (-1.0%)		(16,288,022)

Net Assets (100%)		$1,691,640,021

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
#	All, or a portion of security held by broker as collateral for financial futures contracts.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.

Glossary:
ADR — American Depositary Receipt

See Notes to Financial Statements. 69

EQ ADVISORS TRUST

EQ/FOCUS PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	127	September-09	$3,797,078	$3,749,675	$(47,403)
S&P 500 Index	37	September-09	8,664,270	8,468,375	(195,895)

					$(243,298)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$182,301,362	$–	$–	$182,301,362
Consumer Staples	226,823,754	–	–	226,823,754
Energy	93,115,636	–	–	93,115,636
Financials	153,864,509	–	–	153,864,509
Health Care	227,831,479	–	–	227,831,479
Industrials	183,039,972	–	–	183,039,972
Information Technology	492,386,348	–	–	492,386,348
Materials	90,158,590	–	–	90,158,590
Telecommunication Services	7,040,822	–	–	7,040,822
Utilities	12,011,405	–	–	12,011,405
Short-Term Investments	–	39,354,166	–	39,354,166
Total Asset	$1,668,573,877	$39,354,166	$–	$1,707,928,043
Liability:
Futures	$(243,298)	$–	$–	$(243,298)
Total Liability	$(243,298)	$–	$–	$(243,298)
Total	$1,668,330,579	$39,354,166	$–	$1,707,684,745

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

See Notes to Financial Statements. 70

EQ ADVISORS TRUST

EQ/FOCUS PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(243,298	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(243,298)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$–	$–	$–	$–

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(243,298)	–	–	(243,298)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(243,298)	$–	$–	$(243,298)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,894,904,803
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,920,163,429

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$135,094,963
Aggregate gross unrealized depreciation	(51,808,301)

Net unrealized appreciation	$83,286,662

Federal income tax cost of investments	$1,624,641,381

At June 30, 2009, the Portfolio had loaned securities with a total value of $13,125,937. This was secured by collateral of $14,998,557, which was received as cash and subsequently invested in short-term investments currently valued at $14,603,681, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $371,921,881 of which $2,212,323 expires in the year 2009 and $369,709,558 expires in the year 2016.

Included in the capital carryforward amounts are $2,212,323 of losses acquired from EQ/Enterprise Capital Appreciation as a result of a tax free reorganization that occurred during the year 2005. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements. 71

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.9%)
AGL Energy Ltd.	60,370	$651,032
Alumina Ltd.	341,801	392,314
Amcor Ltd.	116,272	466,836
AMP Ltd.	280,976	1,100,946
Aristocrat Leisure Ltd.	47,638	144,768
Arrow Energy Ltd.*	78,305	222,826
ASX Ltd.	23,220	689,868
Australia & New Zealand Banking Group Ltd.	328,220	4,338,958
Bendigo and Adelaide Bank Ltd.	40,718	227,737
BHP Billiton Ltd.	1,453,095	39,825,586
BHP Billiton Ltd. (ADR)	28,000	1,532,440
Billabong International Ltd.	28,607	201,033
BlueScope Steel Ltd.	251,898	509,508
Boral Ltd.	86,387	281,403
Brambles Ltd.	190,681	912,218
Caltex Australia Ltd.	17,889	198,755
CFS Retail Property Trust (REIT)	238,298	315,052
Coca-Cola Amatil Ltd.	77,073	533,918
Cochlear Ltd.	7,594	352,749
Commonwealth Bank of Australia	209,067	6,536,917
Computershare Ltd.	62,586	453,514
Crown Ltd.	63,648	370,895
CSL Ltd.	84,675	2,188,502
CSR Ltd.	185,217	252,220
Dexus Property Group (REIT)	615,782	369,159
Energy Resources of Australia Ltd.	9,281	174,184
Fairfax Media Ltd.	294,786	288,559
Fortescue Metals Group Ltd.*	167,407	507,607
Foster’s Group Ltd.	276,030	1,144,075
Goodman Fielder Ltd.	198,745	208,168
GPT Group (REIT)	1,854,827	723,966
Harvey Norman Holdings Ltd.	70,384	186,464
Incitec Pivot Ltd.	223,333	424,980
Insurance Australia Group Ltd.	283,384	794,749
Leighton Holdings Ltd.	19,742	371,702
Lend Lease Corp., Ltd.	61,765	347,930
Lion Nathan Ltd.	39,864	372,961
Macquarie Airports	98,121	179,219
Macquarie Group Ltd.	41,794	1,312,731
Macquarie Infrastructure Group	326,128	374,548
Metcash Ltd.	103,769	359,357
Mirvac Group (REIT)*	485,205	419,223
National Australia Bank Ltd.	269,201	4,846,719
Newcrest Mining Ltd.	66,958	1,640,752
Nufarm Ltd.	23,863	175,594
OneSteel Ltd.	237,310	489,525
Orica Ltd.	48,732	848,353
Origin Energy Ltd.	121,695	1,431,980
OZ Minerals Ltd.	423,234	313,526
Paladin Energy Ltd.*	77,844	306,505
Perpetual Ltd.	5,153	117,996
Qantas Airways Ltd.	160,745	259,308
QBE Insurance Group Ltd.	137,951	2,201,121
Rio Tinto Ltd.	39,660	1,659,860
Santos Ltd.	112,182	1,317,860
Sims Metal Management Ltd.	20,847	434,034
Sonic Healthcare Ltd.	48,978	484,886
SP AusNet	193,026	119,434
Stockland Corp., Ltd. (REIT)	327,991	841,012
Suncorp-Metway Ltd.	177,731	954,338
TABCORP Holdings Ltd.	82,092	472,410

	Number of Shares	Value (Note 1)
Tatts Group Ltd.	154,504	$316,926
Telstra Corp., Ltd.	605,830	1,653,048
Toll Holdings Ltd.	89,170	442,401
Transurban Group	164,085	546,451
Wesfarmers Ltd.	141,638	2,578,333
Wesfarmers Ltd. (PPS)	21,117	398,552
Westfield Group (REIT)	280,274	2,552,861
Westpac Banking Corp.	408,586	6,618,425
Woodside Petroleum Ltd.	67,952	2,354,640
Woolworths Ltd.	172,094	3,638,995
WorleyParsons Ltd.	22,731	433,071

		111,708,493

Austria (0.2%)
Erste Group Bank AG	25,204	684,790
OMV AG	23,451	879,142
Raiffeisen International Bank Holding AG	7,173	249,102
Telekom Austria AG	45,716	715,291
Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	10,210	520,788
Vienna Insurance Group	5,481	238,225
Voestalpine AG	15,253	418,482

		3,705,820

Belgium (0.6%)
Anheuser-Busch InBev N.V.*	147,620	3,697,631
Belgacom S.A	22,396	715,978
Cie Nationale a Portefeuille	5,204	251,584
Colruyt S.A	2,210	504,337
Delhaize Group	13,809	972,253
Dexia S.A.*	70,064	531,308
Fortis*	321,103	1,094,774
Groupe Bruxelles Lambert S.A	11,110	813,631
KBC Groep N.V.*	21,684	395,570
Mobistar S.A	4,206	259,620
Solvay S.A., Class A	8,243	695,469
UCB S.A	13,682	438,591
Umicore	16,882	384,519

		10,755,265

Bermuda (0.8%)
Nabors Industries Ltd.*	176,500	2,749,870
PartnerReinsurance Ltd.	191,100	12,411,945
Seadrill Ltd.	37,023	531,981

		15,693,796

Brazil (1.7%)
Petroleo Brasileiro S.A. (ADR)	283,000	11,597,340
Vale S.A. (ADR)	1,152,900	20,325,627

		31,922,967

Canada (8.4%)
Agrium, Inc. (When Issued)	509,675	20,330,936
Brookfield Asset Management, Inc., Class A	176,100	3,006,027
Canadian National Railway Co.	515,200	22,132,992
Canadian Natural Resources Ltd.	306,100	16,074,803
Canadian Pacific Railway Ltd. (New York Exchange)	234,900	9,349,020
Canadian Pacific Railway Ltd. (Toronto Exchange)	184,400	7,352,854
EnCana Corp	237,500	11,756,565
Ensign Energy Services, Inc.	27,300	399,003
Finning International, Inc.	305,400	4,411,056
Manulife Financial Corp.	199,100	3,454,946
Potash Corp. of Saskatchewan, Inc.	368,000	34,298,712

See Notes to Financial Statements. 72

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Suncor Energy, Inc.	818,100	$24,835,424
Talisman Energy, Inc.	211,100	3,032,697

		160,435,035

China (0.0%)
Foxconn International Holdings Ltd.*	302,000	201,240

Cyprus (0.0%)
Bank of Cyprus PCL	88,419	493,041

Denmark (0.6%)
A. P. Moller - Maersk A/S, Class A	75	440,568
A. P. Moller - Maersk A/S, Class B	151	906,716
Carlsberg A/S, Class B	14,881	956,520
Coloplast A/S, Class B	3,164	218,000
Danske Bank A/S*	62,544	1,079,589
DSV A/S*	25,151	312,370
H. Lundbeck A/S	8,200	156,201
Novo Nordisk A/S, Class B	63,408	3,446,354
Novozymes A/S, Class B	6,239	507,095
Topdanmark A/S*	2,100	245,422
TrygVesta A/S	3,604	212,625
Vestas Wind Systems A/S*	28,879	2,076,049
William Demant Holding A/S*	3,296	170,596

		10,728,105

Finland (0.8%)
Elisa Oyj	19,175	316,100
Fortum Oyj	61,173	1,395,334
Kesko Oyj, Class B	8,806	233,443
Kone Oyj, Class B	20,796	638,680
Metso Oyj	16,938	317,269
Neste Oil Oyj	16,988	236,505
Nokia Oyj	533,707	7,788,746
Nokian Renkaat Oyj	14,060	265,098
Orion Oyj, Class B	11,833	185,656
Outokumpu Oyj	15,701	271,931
Pohjola Bank plc	24,456	195,599
Rautaruukki Oyj	11,161	223,207
Sampo Oyj, Class A	57,567	1,086,315
Sanoma Oyj	11,634	180,955
Stora Enso Oyj, Class R*	77,092	406,823
UPM-Kymmene Oyj	70,544	614,817
Wartsila Oyj	11,110	358,881

		14,715,359

France (5.8%)
Accor S.A.	21,282	846,289
Aeroports de Paris S.A	4,028	295,596
Air France-KLM	19,283	247,218
Air Liquide S.A.	34,895	3,195,358
Alcatel-Lucent*	319,132	804,151
Alstom S.A.	29,858	1,767,188
Atos Origin S.A.*	9,458	321,114
BioMerieux	1,971	172,879
BNP Paribas S.A.	120,678	7,831,264
Bouygues S.A.	33,115	1,245,293
Bureau Veritas S.A.	6,794	335,128
Cap Gemini S.A.	20,276	748,918
Carrefour S.A.	89,302	3,820,109
Casino Guichard Perrachon S.A.	8,104	547,391
Christian Dior S.A.	8,843	661,304
Cie de Saint-Gobain S.A.	51,105	1,708,767
Cie Generale de Geophysique - Veritas*	19,658	354,881
Cie Generale d’Optique Essilor International S.A.	27,602	1,317,668

	Number of Shares	Value (Note 1)
CNP Assurances S.A.	4,921	$469,843
Compagnie Generale des Etablissements Michelin, Class B	20,456	1,169,145
Credit Agricole S.A.	124,493	1,559,270
Danone S.A.	77,808	3,847,911
Dassault Systemes S.A.	8,674	383,542
EDF S.A.	32,933	1,605,944
Eiffage S.A.	5,730	334,367
Eramet S.A.	746	195,758
Eurazeo S.A.	3,297	137,428
Eutelsat Communications S.A.	13,741	354,980
Fonciere Des Regions (REIT)	2,856	214,893
France Telecom S.A.	256,969	5,838,393
GDF Suez S.A.	175,148	6,543,134
Gecina S.A. (REIT)	2,604	161,117
Hermes International S.A.	7,310	1,017,482
ICADE (REIT)	2,607	214,401
Iliad S.A.	2,153	209,128
Imerys S.A.*	4,867	201,345
Ipsen S.A.	3,599	157,339
J.C. Decaux S.A.*	9,311	148,187
Klepierre S.A. (REIT)	12,710	327,843
Lafarge S.A.*	27,750	1,868,443
Lagardere S.C.A	16,012	532,948
Legrand S.A.	14,615	319,295
L’Oreal S.A.	33,613	2,516,553
LVMH Moet Hennessy Louis Vuitton S.A.	34,057	2,606,757
M6-Metropole Television	9,203	174,376
Natixis S.A.*	134,876	261,001
Neopost S.A.	4,119	370,398
PagesJaunes Groupe S.A.	18,025	175,494
Pernod-Ricard S.A.	26,743	1,688,346
Peugeot S.A.*	20,640	544,428
PPR S.A	10,457	855,649
Publicis Groupe S.A.	17,147	523,535
Renault S.A.*	26,632	983,173
Safran S.A.	25,460	336,631
Sanofi-Aventis S.A.	147,777	8,690,946
Schneider Electric S.A.	34,863	2,666,311
SCOR SE	23,181	476,069
Societe BIC S.A.	3,537	203,145
Societe Des Autoroutes Paris-Rhin- Rhone	2,996	204,039
Societe Generale S.A.	68,136	3,717,465
Societe Television Francaise 1 S.A.	16,753	188,461
Sodexo S.A.	12,791	657,921
Suez Environnement S.A.	36,541	640,795
Technip S.A.	14,418	708,717
Thales S.A.	11,827	529,264
Total S.A.	301,337	16,321,070
Unibail-Rodamco S.A. (REIT)	11,462	1,711,631
Vallourec S.A.	7,303	887,870
Veolia Environnement	56,156	1,659,013
Vinci S.A.	61,683	2,768,346
Vivendi S.A.	177,992	4,263,675

		111,363,731

Germany (5.2%)
Adidas AG	27,156	1,034,747
Allianz SE (Registered)	81,679	7,553,000
BASF SE	213,297	8,507,652
Bayer AG	107,319	5,762,608
Bayerische Motoren Werke (BMW) AG (Preference)	7,450	179,507

See Notes to Financial Statements. 73

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Bayerische Motoren Werke (BMW) AG	47,171	$1,781,512
Beiersdorf AG	11,687	550,927
Celesio AG	11,270	259,040
Commerzbank AG*	96,169	597,941
Daimler AG	126,633	4,581,831
Deutsche Bank AG (Registered)	78,461	4,774,580
Deutsche Boerse AG	27,449	2,133,441
Deutsche Lufthansa AG (Registered)	30,341	381,398
Deutsche Post AG (Registered)	116,617	1,524,216
Deutsche Postbank AG*	12,492	318,518
Deutsche Telekom AG (Registered)	399,063	4,716,346
E.ON AG	268,350	9,524,913
Fraport AG	5,236	224,474
Fresenius Medical Care AG & Co. KGaA	26,175	1,168,151
Fresenius SE	4,025	188,862
Fresenius SE (Preference)	11,196	605,004
GEA Group AG	21,711	329,353
Hamburger Hafen und Logistik AG	3,405	131,457
Hannover Rueckversicherung AG (Registered)*	7,990	295,577
Henkel AG & Co. KGaA	17,623	475,201
Henkel AG & Co. KGaA (Preference)	25,334	791,548
Hochtief AG	5,565	281,156
K+S AG	21,221	1,195,412
Linde AG	21,082	1,733,253
MAN SE	14,344	882,216
Merck KGaA	9,184	936,311
Metro AG	15,771	753,896
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	29,054	3,929,400
Porsche Automobil Holding SE (Preference)	12,049	809,702
Puma AG Rudolf Dassler Sport	915	200,841
RWE AG	104,587	8,256,568
RWE AG (Non-Voting Preference)	5,168	344,350
Salzgitter AG	5,300	465,971
SAP AG	120,482	4,857,337
Siemens AG (Registered)	115,532	7,998,332
Solarworld AG	11,103	262,197
Suedzucker AG	9,459	192,389
ThyssenKrupp AG	49,347	1,229,468
TUI AG*	29,711	219,574
United Internet AG*	17,491	205,457
Volkswagen AG	12,445	4,212,857
Volkswagen AG (Preference)	14,420	1,008,947
Wacker Chemie AG	2,177	250,750

		98,618,188

Greece (0.3%)
Alpha Bank AE*	51,500	556,485
Coca Cola Hellenic Bottling Co. S.A.	25,396	520,389
EFG Eurobank Ergasias S.A.*	41,951	437,019
Hellenic Petroleum S.A.	17,449	168,676
Hellenic Telecommunications Organization S.A.	35,724	545,274
Marfin Investment Group S.A.*	88,300	376,219
National Bank of Greece S.A.*	69,019	1,890,996
OPAP S.A.	30,751	816,689
Piraeus Bank S.A.*	42,371	417,655
Public Power Corp. S.A.*	16,130	331,977

	Number of Shares	Value (Note 1)
Titan Cement Co. S.A	8,234	$216,837

		6,278,216

Hong Kong (1.5%)
ASM Pacific Technology Ltd.	29,500	152,554
Bank of East Asia Ltd.	212,562	647,605
BOC Hong Kong Holdings Ltd.	502,000	888,604
Cathay Pacific Airways Ltd.	168,000	230,904
Cheung Kong Holdings Ltd.	193,000	2,212,593
Cheung Kong Infrastructure Holdings Ltd.	61,000	213,925
Chinese Estates Holdings Ltd.	119,000	217,838
CLP Holdings Ltd.	287,000	1,903,827
Esprit Holdings Ltd.	155,600	866,368
Genting Singapore plc*	536,000	251,628
Hang Lung Group Ltd.	115,000	540,589
Hang Lung Properties Ltd.	285,000	940,789
Hang Seng Bank Ltd.	109,200	1,550,324
Henderson Land Development Co., Ltd.	147,778	845,451
Hong Kong & China Gas Co., Ltd.	548,300	1,152,413
Hong Kong Aircraft Engineering Co., Ltd.	10,000	116,996
Hong Kong Exchanges and Clearing Ltd.	145,000	2,249,594
HongKong Electric Holdings Ltd.	190,000	1,056,897
Hopewell Highway Infrastructure Ltd.	400	225
Hopewell Holdings Ltd.	85,000	265,270
Hutchison Telecommunications Hong Kong Holdings Ltd.*	259,000	35,424
Hutchison Whampoa Ltd.	303,000	1,975,569
Hysan Development Co., Ltd.	84,981	217,932
Kerry Properties Ltd.	99,000	440,056
Li & Fung Ltd.	326,000	871,429
Lifestyle International Holdings Ltd.	97,000	134,386
Link REIT (REIT)	315,500	672,634
Mongolia Energy Co., Ltd.*	241,000	89,748
MTR Corp.	195,405	585,579
New World Development Ltd.	350,205	632,146
Noble Group Ltd.	235,400	294,719
NWS Holdings Ltd.	118,513	213,322
Orient Overseas International Ltd.	31,000	131,568
PCCW Ltd.	517,969	134,930
Shangri-La Asia Ltd.	185,333	277,149
Sino Land Co.	226,319	371,899
Sun Hung Kai Properties Ltd.	198,000	2,464,521
Swire Pacific Ltd., Class A	112,500	1,132,760
Television Broadcasts Ltd.	38,000	153,319
Wharf Holdings Ltd.	186,750	789,494
Wheelock & Co., Ltd.	121,000	311,354
Wing Hang Bank Ltd.	25,500	225,662
Yue Yuen Industrial Holdings Ltd.	94,500	222,451

		28,682,445

Ireland (0.2%)
Anglo Irish Bank Corp. Ltd.*†	120,266	—
CRH plc	98,064	2,248,178
Elan Corp. plc*	64,405	431,161
Experian plc	140,444	1,052,525
Kerry Group plc, Class A	18,968	433,043
Ryanair Holdings plc (ADR)*	8,129	230,782

		4,395,689

Italy (2.5%)
A2A S.p.A.	166,057	303,701
ACEA S.p.A.	13,678	167,132
Alleanza Assicurazioni S.p.A.	56,093	386,232

See Notes to Financial Statements. 74

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Assicurazioni Generali S.p.A.	152,964	$3,192,459
Atlantia S.p.A.	35,794	724,403
Autogrill S.p.A.	15,204	128,954
Banca Carige S.p.A.	98,600	271,061
Banca Monte dei Paschi di Siena S.p.A.	335,355	541,677
Banca Popolare Societa Cooperativa	53,492	320,125
Banco Popolare S.c.a.r.l.*	86,894	648,898
Enel S.p.A.	929,204	4,526,772
ENI S.p.A.	365,572	8,672,413
Exor S.p.A.	13,421	194,398
Fiat S.p.A.*	106,297	1,078,352
Finmeccanica S.p.A.	55,738	786,518
Fondiaria-Sai S.p.A.	9,072	147,289
Intesa Sanpaolo S.p.A.*	1,219,672	3,853,799
Italcementi S.p.A.	10,632	121,499
Lottomatica S.p.A.	8,468	163,491
Luxottica Group S.p.A.*	18,853	392,097
Mediaset S.p.A.	104,167	585,769
Mediobanca S.p.A.	66,754	802,331
Mediolanum S.p.A.	30,472	163,073
Parmalat S.p.A.	226,328	546,892
Pirelli & C S.p.A.*	346,724	122,595
Prysmian S.p.A.	15,462	232,928
Saipem S.p.A.	280,436	6,845,586
Saras S.p.A.	44,106	126,012
Snam Rete Gas S.p.A.	206,554	908,627
Telecom Italia S.p.A.	1,409,164	1,951,699
Telecom Italia S.p.A. (RNC)	829,949	816,059
Terna Rete Elettrica Nazionale S.p.A.	180,818	603,071
UniCredit S.p.A.*	2,023,818	5,184,958
Unione di Banche Italiane S.c.p.A.	83,197	1,086,039
Unipol Gruppo Finanziario S.p.A.*	88,245	103,355

		46,700,264

Japan (14.6%)
77 Bank Ltd.	47,000	272,612
ABC-Mart, Inc.	3,800	97,491
Acom Co., Ltd.	6,350	158,490
Advantest Corp.	22,200	400,355
Aeon Co., Ltd.	88,200	868,791
Aeon Credit Service Co., Ltd.	10,900	141,909
Aeon Mall Co., Ltd.	11,300	213,820
Aioi Insurance Co., Ltd.	68,000	309,141
Aisin Seiki Co., Ltd.	26,000	562,256
Ajinomoto Co., Inc.	90,000	711,190
Alfresa Holdings Corp.	4,200	193,316
All Nippon Airways Co., Ltd.	85,000	296,841
Amada Co., Ltd.	50,000	308,986
Aozora Bank Ltd.*	94,000	144,458
Asahi Breweries Ltd.	53,800	772,589
Asahi Glass Co., Ltd.	139,000	1,109,258
Asahi Kasei Corp.	176,000	891,848
Asics Corp.	23,000	208,826
Astellas Pharma, Inc.	65,600	2,317,257
Bank of Kyoto Ltd.	41,000	379,000
Bank of Yokohama Ltd.	170,000	905,456
Benesse Corp.	9,900	395,670
Bridgestone Corp.	84,100	1,313,713
Brother Industries Ltd.	32,000	282,479
Canon Marketing Japan, Inc.	9,700	135,408
Canon, Inc.	149,800	4,875,536
Casio Computer Co., Ltd.	32,200	286,612
Central Japan Railway Co.	216	1,327,149
Chiba Bank Ltd.	106,000	689,686

	Number of Shares	Value (Note 1)
Chubu Electric Power Co., Inc.	93,000	$2,149,780
Chugai Pharmaceutical Co., Ltd.	29,700	565,862
Chugoku Bank Ltd.	24,000	332,161
Chugoku Electric Power Co., Inc.	38,300	799,548
Chuo Mitsui Trust Holdings, Inc.	133,000	504,735
Citizen Holdings Co., Ltd.	46,100	235,134
Coca-Cola West Co., Ltd.	7,900	150,992
Cosmo Oil Co., Ltd.	75,000	254,176
Credit Saison Co., Ltd.	21,700	274,009
Dai Nippon Printing Co., Ltd.	82,000	1,120,958
Daicel Chemical Industries Ltd.	39,000	235,716
Daido Steel Co., Ltd.	40,000	163,165
Daihatsu Motor Co., Ltd.	27,000	250,181
Daiichi Sankyo Co., Ltd.	93,600	1,674,856
Daikin Industries Ltd.	36,100	1,154,062
Dainippon Sumitomo Pharma Co., Ltd.	22,900	200,117
Daito Trust Construction Co., Ltd.	10,900	511,643
Daiwa House Industry Co., Ltd.	74,000	792,957
Daiwa Securities Group, Inc.	184,000	1,087,522
DeNA Co., Ltd.	42	140,385
Denki Kagaku Kogyo KK	67,000	185,381
Denso Corp.	69,300	1,766,577
Dentsu, Inc.	26,400	552,875
DIC Corp.	83,000	129,422
Dowa Holdings Co., Ltd.	38,000	157,493
East Japan Railway Co.	48,200	2,902,434
Eisai Co., Ltd.	34,500	1,227,549
Electric Power Development Co., Ltd.	17,700	501,602
Elpida Memory, Inc.*	15,700	167,953
FamilyMart Co., Ltd.	8,000	250,738
Fanuc Ltd.	26,900	2,146,368
Fast Retailing Co., Ltd.	6,600	859,613
Fuji Electric Holdings Co., Ltd.	84,000	138,628
Fuji Heavy Industries Ltd.	80,000	321,749
Fuji Media Holdings, Inc.	67	100,921
Fujifilm Holdings Corp.	67,700	2,135,825
Fujitsu Ltd.	266,000	1,441,384
Fukuoka Financial Group, Inc.	103,000	459,290
Furukawa Electric Co., Ltd.	84,000	376,762
GS Yuasa Corp.	43,000	377,547
Gunma Bank Ltd.	52,000	288,346
Hachijuni Bank Ltd.	57,000	321,556
Hakuhodo DY Holdings, Inc.	3,330	179,116
Hankyu Hanshin Holdings, Inc.	166,000	776,845
Hikari Tsushin, Inc.	3,700	83,083
Hino Motors Ltd.	37,000	114,677
Hirose Electric Co., Ltd.	4,200	446,543
Hiroshima Bank Ltd.	68,000	282,602
Hisamitsu Pharmaceutical Co., Inc.	9,000	279,564
Hitachi Chemical Co., Ltd.	14,900	239,475
Hitachi Construction Machinery Co., Ltd.	14,300	231,304
Hitachi High-Technologies Corp.	9,800	166,207
Hitachi Ltd.	464,000	1,437,115
Hitachi Metals Ltd.	22,000	185,682
Hokkaido Electric Power Co., Inc.	25,700	481,220
Hokuhoku Financial Group, Inc.	174,000	434,613
Hokuriku Electric Power Co.	26,000	594,329
Honda Motor Co., Ltd.	231,900	6,349,687
HOYA Corp.	57,000	1,141,280
Ibiden Co., Ltd.	18,000	502,816
Idemitsu Kosan Co., Ltd.	3,000	256,503
IHI Corp.*	188,000	323,408

See Notes to Financial Statements. 75

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INPEX Corp.	114	$908,040
Isetan Mitsukoshi Holdings Ltd.	48,580	493,230
Isuzu Motors Ltd.	169,000	269,914
Ito En Ltd.	8,900	126,239
ITOCHU Corp.	215,000	1,484,985
ITOCHU Techno-Solutions Corp.	4,500	133,537
Iyo Bank Ltd.	33,000	336,323
J. Front Retailing Co., Ltd.	69,400	330,189
Jafco Co., Ltd.	5,000	166,709
Japan Airlines Corp.*	122,000	235,052
Japan Petroleum Exploration Co.	4,100	226,220
Japan Prime Realty Investment Corp. (REIT)	80	172,906
Japan Real Estate Investment Corp. (REIT)	62	514,577
Japan Retail Fund Investment Corp. (REIT)	46	212,211
Japan Steel Works Ltd.	48,000	589,336
Japan Tobacco, Inc.	623	1,941,864
JFE Holdings, Inc.	71,900	2,401,488
JGC Corp.	29,000	466,497
Joyo Bank Ltd.	95,000	482,961
JS Group Corp.	36,100	555,887
JSR Corp.	24,900	424,332
JTEKT Corp.	27,500	277,264
Jupiter Telecommunications Co., Ltd.	322	244,126
Kajima Corp.	115,000	357,568
Kamigumi Co., Ltd.	35,000	294,629
Kaneka Corp.	42,000	297,160
Kansai Electric Power Co., Inc.	106,100	2,341,429
Kansai Paint Co., Ltd.	31,000	221,948
Kao Corp.	75,000	1,634,497
Kawasaki Heavy Industries Ltd.	204,000	559,111
Kawasaki Kisen Kaisha Ltd.	82,000	335,661
KDDI Corp.	405	2,147,213
Keihin Electric Express Railway Co., Ltd.	57,000	441,839
Keio Corp.	77,000	447,406
Keisei Electric Railway Co., Ltd.	39,000	232,221
Keyence Corp.	5,770	1,174,250
Kikkoman Corp.	21,000	210,211
Kinden Corp.	19,000	166,477
Kintetsu Corp.	223,000	982,420
Kirin Holdings Co., Ltd.	116,000	1,619,390
Kobe Steel Ltd.	359,000	663,440
Komatsu Ltd.	131,900	2,024,303
Konami Corp.	13,300	254,622
Konica Minolta Holdings, Inc.	66,500	690,989
Kubota Corp.	151,000	1,240,102
Kuraray Co., Ltd.	45,500	504,356
Kurita Water Industries Ltd.	15,300	492,899
Kyocera Corp.	22,400	1,680,324
Kyowa Hakko Kirin Co., Ltd.	36,000	406,018
Kyushu Electric Power Co., Inc.	52,300	1,125,628
Lawson, Inc.	9,200	404,293
Leopalace21 Corp.	17,800	158,140
Mabuchi Motor Co., Ltd.	4,000	192,325
Makita Corp.	16,600	399,797
Marubeni Corp.	227,000	1,002,862
Marui Group Co., Ltd.	35,500	248,973
Maruichi Steel Tube Ltd.	5,000	94,262
Matsui Securities Co., Ltd.	16,100	145,537
Mazda Motor Corp.	122,000	309,725
McDonald’s Holdings Co. Japan Ltd.	9,200	170,729

	Number of Shares	Value (Note 1)
Mediceo Paltac Holdings Co., Ltd.	19,400	$221,989
MEIJI Holdings Co. Ltd.*	9,446	379,638
Minebea Co., Ltd.	51,000	215,769
Mitsubishi Chemical Holdings Corp.	176,500	744,588
Mitsubishi Corp.	192,000	3,526,115
Mitsubishi Electric Corp.	276,000	1,736,633
Mitsubishi Estate Co., Ltd.	167,000	2,766,514
Mitsubishi Gas Chemical Co., Inc.	51,000	277,360
Mitsubishi Heavy Industries Ltd.	441,000	1,819,126
Mitsubishi Logistics Corp.	16,000	176,358
Mitsubishi Materials Corp.	156,000	484,773
Mitsubishi Motors Corp.*	496,000	926,002
Mitsubishi Rayon Co., Ltd.	77,000	222,898
Mitsubishi Tanabe Pharma Corp.	30,000	344,771
Mitsubishi UFJ Financial Group, Inc.	1,306,830	8,033,336
Mitsubishi UFJ Lease & Finance Co., Ltd.	8,100	261,923
Mitsui & Co., Ltd.	244,000	2,874,440
Mitsui Chemicals, Inc.	84,000	267,548
Mitsui Engineering & Shipbuilding Co., Ltd.	101,000	236,788
Mitsui Fudosan Co., Ltd.	118,000	2,044,330
Mitsui Mining & Smelting Co., Ltd.*	82,000	210,913
Mitsui O.S.K. Lines Ltd.	157,000	1,012,867
Mitsui Sumitomo Insurance Group Holdings, Inc.	58,600	1,528,108
Mitsumi Electric Co., Ltd.	11,900	252,764
Mizuho Financial Group, Inc.	1,345,300	3,128,889
Mizuho Securities Co. Ltd.	75,000	233,147
Mizuho Trust & Banking Co., Ltd.*	200,000	257,494
Murata Manufacturing Co., Ltd.	29,500	1,250,343
Namco Bandai Holdings, Inc.	26,500	290,669
NEC Corp.*	266,000	1,038,526
NGK Insulators Ltd.	34,000	690,398
NGK Spark Plug Co., Ltd.	23,000	218,581
NHK Spring Co., Ltd.	25,000	166,963
Nidec Corp.	15,000	906,404
Nikon Corp.	47,000	807,982
Nintendo Co., Ltd.	13,900	3,825,337
Nippon Building Fund, Inc. (REIT)	72	616,197
Nippon Electric Glass Co., Ltd.	48,000	535,043
Nippon Express Co., Ltd.	118,000	534,609
Nippon Meat Packers, Inc.	25,000	315,293
Nippon Mining Holdings, Inc.	119,500	616,749
Nippon Oil Corp.	182,000	1,071,260
Nippon Paper Group, Inc.	11,900	307,434
Nippon Sheet Glass Co., Ltd.	86,000	249,049
Nippon Steel Corp.	710,000	2,707,775
Nippon Telegraph & Telephone Corp.	73,600	2,994,631
Nippon Yusen KK	150,000	643,650
Nipponkoa Insurance Co., Ltd.	87,000	504,617
Nishi-Nippon City Bank Ltd.	95,000	238,896
Nissan Chemical Industries Ltd.	19,000	213,262
Nissan Motor Co., Ltd.	345,700	2,087,075
Nissay Dowa General Insurance Co., Ltd.	23,000	110,635
Nisshin Seifun Group, Inc.	26,000	308,679
Nisshin Steel Co., Ltd.	106,000	235,779
Nisshinbo Holdings, Inc.	18,000	202,787
Nissin Food Holdings Co., Ltd.	11,200	339,307
Nitori Co., Ltd.	5,550	393,914
Nitto Denko Corp.	22,400	678,753
NOK Corp.	16,100	186,580
Nomura Holdings, Inc.	350,500	2,936,531

See Notes to Financial Statements. 76

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Nomura Real Estate Holdings, Inc.	7,300	$125,478
Nomura Real Estate Office Fund, Inc. (REIT)	39	247,701
Nomura Research Institute Ltd.	14,900	330,543
NSK Ltd.	60,000	302,898
NTN Corp.	59,000	234,870
NTT Data Corp.	171	551,424
NTT DoCoMo, Inc.	2,211	3,229,241
NTT Urban Development Corp.	164	158,139
Obayashi Corp.	90,000	440,192
Obic Co., Ltd.	970	157,240
Odakyu Electric Railway Co., Ltd.	89,000	761,031
OJI Paper Co., Ltd.	113,000	484,993
Olympus Corp.	31,000	728,455
Omron Corp.	26,900	386,803
Ono Pharmaceutical Co., Ltd.	13,100	579,577
Onward Holdings Co., Ltd.	19,000	122,356
Oracle Corp. Japan	5,400	197,862
Oriental Land Co., Ltd.	6,900	461,964
ORIX Corp.	12,700	748,991
Osaka Gas Co., Ltd.	268,000	855,365
OSAKA Titanium Technologies Co.	2,600	94,938
Otsuka Corp.	2,200	117,053
Panasonic Corp.	276,200	3,704,693
Panasonic Electric Works Co., Ltd.	50,000	471,983
Promise Co., Ltd.	8,450	107,574
Rakuten, Inc.	1,001	601,639
Resona Holdings, Inc.	70,300	985,427
Ricoh Co., Ltd.	92,000	1,178,495
Rinnai Corp.	5,300	233,963
Rohm Co., Ltd.	13,900	1,009,605
Sankyo Co., Ltd.	7,100	379,546
Santen Pharmaceutical Co., Ltd.	10,000	304,145
Sanyo Electric Co., Ltd.*	246,000	635,869
Sapporo Hokuyo Holdings, Inc.*	41,700	119,445
Sapporo Holdings Ltd.	35,000	199,625
SBI Holdings, Inc.	2,221	450,102
Secom Co., Ltd.	29,000	1,176,306
Sega Sammy Holdings, Inc.	25,000	316,122
Seiko Epson Corp.	19,400	315,011
Sekisui Chemical Co., Ltd.	59,000	369,676
Sekisui House Ltd.	71,000	717,693
Seven & I Holdings Co., Ltd.	113,000	2,651,110
Seven Bank Ltd.	76	198,723
Sharp Corp.	138,000	1,423,817
Shikoku Electric Power Co., Inc.	25,300	755,278
Shimadzu Corp.	34,000	271,475
Shimamura Co., Ltd.	3,100	246,183
Shimano, Inc.	9,300	354,903
Shimizu Corp.	78,000	338,610
Shin-Etsu Chemical Co., Ltd.	58,200	2,687,980
Shinko Electric Industries Co., Ltd.	9,600	118,059
Shinsei Bank Ltd.*	204,593	326,621
Shionogi & Co., Ltd.	43,000	830,670
Shiseido Co., Ltd.	48,000	785,375
Shizuoka Bank Ltd.	83,000	819,868
Showa Denko KK	157,000	280,176
Showa Shell Sekiyu KK	25,000	263,515
SMC Corp.	7,900	846,749
Softbank Corp.	107,600	2,089,585
Sojitz Corp.	163,500	356,905
Sompo Japan Insurance, Inc.	124,000	823,251
Sony Corp.	141,400	3,652,705
Sony Financial Holdings, Inc.	115	316,554

	Number of Shares	Value (Note 1)
Square Enix Holdings Co., Ltd.	9,100	$213,090
Stanley Electric Co., Ltd.	20,400	410,894
Sumco Corp.	17,500	247,725
Sumitomo Chemical Co., Ltd.	217,000	972,667
Sumitomo Corp.	156,500	1,582,583
Sumitomo Electric Industries Ltd.	103,300	1,158,013
Sumitomo Heavy Industries Ltd.	76,000	336,214
Sumitomo Metal Industries Ltd.	531,000	1,402,381
Sumitomo Metal Mining Co., Ltd.	76,000	1,068,716
Sumitomo Mitsui Financial Group, Inc.	127,300	5,147,807
Sumitomo Realty & Development Co., Ltd.	52,000	945,889
Sumitomo Rubber Industries, Inc.	24,400	195,294
Sumitomo Trust & Banking Co., Ltd.	196,000	1,055,092
Suruga Bank Ltd.	30,000	285,945
Suzuken Co., Ltd.	9,600	277,589
Suzuki Motor Corp.	48,600	1,086,735
T&D Holdings, Inc.	33,100	943,820
Taiheiyo Cement Corp.	120,000	205,483
Taisei Corp.	130,000	312,980
Taisho Pharmaceutical Co., Ltd.	17,000	321,744
Taiyo Nippon Sanso Corp.	38,000	361,497
Takashimaya Co., Ltd.	39,000	306,420
Takeda Pharmaceutical Co., Ltd.	105,600	4,103,260
TDK Corp.	17,000	794,643
Teijin Ltd.	139,000	446,448
Terumo Corp.	23,200	1,021,270
THK Co., Ltd.	16,000	238,573
Tobu Railway Co., Ltd.	119,000	698,996
Toho Co., Ltd.	15,000	244,167
Toho Gas Co., Ltd.	65,000	264,054
Tohoku Electric Power Co., Inc.	58,900	1,231,072
Tokio Marine Holdings, Inc.	100,700	2,765,693
Tokuyama Corp.	31,000	226,480
Tokyo Broadcasting System Holdings, Inc.	5,400	84,777
Tokyo Electric Power Co., Inc.	171,400	4,405,667
Tokyo Electron Ltd.	23,500	1,128,711
Tokyo Gas Co., Ltd.	319,000	1,140,435
Tokyo Steel Manufacturing Co., Ltd.	14,700	178,204
Tokyo Tatemono Co., Ltd.	38,000	210,314
Tokyu Corp.	154,000	775,767
Tokyu Land Corp.	65,000	293,609
TonenGeneral Sekiyu KK	37,000	376,013
Toppan Printing Co., Ltd.	78,000	783,860
Toray Industries, Inc.	183,000	929,257
Toshiba Corp.	549,000	1,976,238
Tosoh Corp.	73,000	205,974
TOTO Ltd.	36,000	250,967
Toyo Seikan Kaisha Ltd.	21,500	453,107
Toyo Suisan Kaisha Ltd.	12,000	247,667
Toyoda Gosei Co., Ltd.	8,600	230,492
Toyota Boshoku Corp.	9,400	139,425
Toyota Industries Corp.	24,900	616,929
Toyota Motor Corp.	387,300	14,641,604
Toyota Tsusho Corp.	28,800	424,603
Trend Micro, Inc.	14,000	445,650
Tsumura & Co.	8,000	249,282
Ube Industries Ltd.	137,000	381,900
Unicharm Corp.	5,500	419,870
UNY Co., Ltd.	24,000	204,169
Ushio, Inc.	16,100	256,749
USS Co., Ltd.	3,500	179,581

See Notes to Financial Statements. 77

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
West Japan Railway Co.	234	$773,174
Yahoo! Japan Corp.	2,156	685,177
Yakult Honsha Co., Ltd.	12,800	243,864
Yamada Denki Co., Ltd.	11,780	684,430
Yamaguchi Financial Group, Inc.	28,000	368,945
Yamaha Corp.	22,700	281,963
Yamaha Motor Co., Ltd.	29,900	330,215
Yamato Holdings Co., Ltd.	53,000	704,159
Yamato Kogyo Co., Ltd.	5,600	164,162
Yamazaki Baking Co., Ltd.	17,000	191,759
Yaskawa Electric Corp.	34,000	225,370
Yokogawa Electric Corp.	31,800	212,628

		277,961,660

Luxembourg (0.9%)
ArcelorMittal S.A.	120,937	3,971,776
Millicom International Cellular S.A.*	10,515	596,013
SES S.A.	39,350	751,279
Tenaris S.A.	65,028	879,116
Tenaris S.A. (ADR)	414,600	11,210,784

		17,408,968

Mexico (0.0%)
Fresnillo plc	24,928	215,018

Netherlands (3.3%)
Aegon N.V.	195,598	1,203,053
Akzo Nobel N.V.	32,677	1,437,954
ASML Holding N.V.	59,095	1,281,785
Corio N.V. (REIT)	8,000	389,948
European Aeronautic Defence and Space Co. N.V.	56,638	917,856
Fugro N.V. (CVA)	9,491	394,108
Heineken Holding N.V.	14,610	464,813
Heineken N.V.	33,568	1,247,188
ING Groep N.V. (CVA)	272,493	2,742,670
James Hardie Industries N.V.*	61,795	207,768
Koninklijke (Royal) KPN N.V.	242,830	3,345,179
Koninklijke Ahold N.V.	169,683	1,949,822
Koninklijke Boskalis Westminster N.V.	8,508	192,927
Koninklijke DSM N.V.	21,440	671,759
Koninklijke Philips Electronics N.V.	135,192	2,499,879
QIAGEN N.V.*	27,513	510,670
Randstad Holding N.V.*	13,480	374,178
Reed Elsevier N.V.	94,305	1,040,025
Royal Dutch Shell plc, Class A	500,527	12,535,292
Royal Dutch Shell plc, Class B	380,556	9,607,657
SBM Offshore N.V.	20,320	348,067
TNT N.V.	50,564	984,860
Unilever N.V. (N.Y. Shares)	119,800	2,896,764
Unilever N.V. (CVA)	609,346	14,705,783
Wolters Kluwer N.V.	38,852	679,835

		62,629,840

New Zealand (0.1%)
Auckland International Airport Ltd.	139,871	145,079
Contact Energy Ltd.	40,983	154,269
Fletcher Building Ltd.	79,631	337,114
Sky City Entertainment Group Ltd.	74,847	129,181
Telecom Corp. of New Zealand Ltd.	248,172	436,045

		1,201,688

Norway (0.4%)
DnB NOR ASA*	99,501	761,830
Norsk Hydro ASA*	90,952	469,265
Orkla ASA	113,353	825,777
Renewable Energy Corp. A/S*	34,346	268,547

	Number of Shares	Value (Note 1)
StatoilHydro ASA	159,070	$3,142,257
Telenor ASA*	113,913	879,389
Yara International ASA	26,158	732,535

		7,079,600

Portugal (0.2%)
Banco Comercial Portugues S.A. (Registered), Class R	318,458	323,477
Banco Espirito Santo S.A. (Registered)	72,989	393,856
Brisa Auto-estradas de Portugal S.A.	40,701	292,981
Cimpor Cimentos de Portugal SGPS S.A.	38,366	279,938
EDP - Energias de Portugal S.A.	250,511	982,916
Galp Energia SGPS S.A., Class B	25,547	358,891
Jeronimo Martins SGPS S.A.	31,437	214,625
Portugal Telecom SGPS S.A. (Registered)	81,188	795,071

		3,641,755

Singapore (0.8%)
Ascendas Real Estate Investment Trust (REIT)	191,000	209,083
CapitaLand Ltd.	344,499	874,953
CapitaMall Trust (REIT)	322,000	310,020
City Developments Ltd.	68,000	401,393
ComfortDelgro Corp., Ltd.	255,000	225,141
Cosco Corp. (Singapore) Ltd.	128,000	109,507
DBS Group Holdings Ltd.	243,000	1,972,066
Fraser and Neave Ltd.†	129,000	345,568
Golden Agri-Resources Ltd.	755,040	197,527
Jardine Cycle & Carriage Ltd.	20,335	269,165
Keppel Corp., Ltd.	176,000	835,588
Neptune Orient Lines Ltd.	68,000	68,860
Olam International Ltd.	162,800	272,207
Oversea-Chinese Banking Corp., Ltd.	355,000	1,632,469
SembCorp Industries Ltd.	140,000	291,053
SembCorp Marine Ltd.	114,800	211,545
Singapore Airlines Ltd.	72,266	662,071
Singapore Exchange Ltd.	116,000	566,720
Singapore Press Holdings Ltd.	221,000	481,156
Singapore Technologies Engineering Ltd.	183,000	308,887
Singapore Telecommunications Ltd.	1,107,000	2,284,332
StarHub Ltd.	83,000	122,475
United Overseas Bank Ltd.	172,000	1,737,463
UOL Group Ltd.	72,000	163,596
Wilmar International Ltd.	110,000	380,162

		14,933,007

Spain (2.8%)
Abertis Infraestructuras S.A.	39,167	737,725
Acciona S.A.	3,880	476,952
Acerinox S.A.	18,975	351,179
ACS Actividades de Construccion y Servicios S.A.	19,935	1,010,784
Banco Bilbao Vizcaya Argentaria S.A.	499,963	6,300,254
Banco de Sabadell S.A.	126,433	790,483
Banco de Valencia S.A.	28,229	273,979
Banco Popular Espanol S.A.	108,251	947,252
Banco Santander S.A.	1,151,303	13,893,959
Bankinter S.A.	46,124	545,495
Cintra Concesiones de Infraestructuras de Transporte S.A.	32,458	201,856
Criteria Caixacorp S.A.	111,405	515,235
EDP Renovaveis S.A.*	29,586	303,485
Enagas	24,292	478,153

See Notes to Financial Statements. 78

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Fomento de Construcciones y Contratas S.A.	6,360	$261,223
Gamesa Corp. Tecnologica S.A.	24,180	459,049
Gas Natural SDG S.A.	35,266	642,326
Gestevision Telecinco S.A.	15,058	141,238
Grifols S.A.	17,344	306,748
Grupo Ferrovial S.A.	8,364	269,160
Iberdrola Renovables S.A.*	114,616	524,545
Iberdrola S.A.	519,015	4,220,990
Iberia Lineas Aereas de Espana S.A.*	68,018	144,474
Inditex S.A.	30,121	1,447,538
Indra Sistemas S.A.	13,361	289,465
Mapfre S.A.	102,864	334,811
Red Electrica Corporacion S.A.	15,038	680,379
Repsol YPF S.A.	101,795	2,282,719
Sacyr Vallehermoso S.A.	10,882	150,863
Telefonica S.A.	597,767	13,554,366
Zardoya Otis S.A.	17,638	368,657

		52,905,342

Sweden (1.4%)
Alfa Laval AB	49,470	473,502
Assa Abloy AB, Class B	42,348	590,281
Atlas Copco AB, Class A	92,503	927,570
Atlas Copco AB, Class B	52,941	479,333
Electrolux AB, Class B*	34,529	484,008
Getinge AB, Class B	26,348	345,498
Hennes & Mauritz AB, Class B	72,415	3,620,137
Holmen AB, Class B	7,210	157,516
Husqvarna AB, Class B*	62,338	342,310
Investor AB, Class B	62,772	970,928
Lundin Petroleum AB*	31,409	244,318
Nordea Bank AB	456,394	3,621,192
Sandvik AB	138,164	1,029,443
Scania AB, Class B	42,381	421,804
Securitas AB, Class B	41,563	353,749
Skandinaviska Enskilda Banken AB, Class A*	211,681	930,418
Skanska AB, Class B	54,934	614,360
SKF AB, Class B	53,840	665,495
SSAB AB, Class A, Class A	23,992	279,305
SSAB AB, Class B, Class B	12,673	136,435
Svenska Cellulosa AB, Class B	77,708	817,750
Svenska Handelsbanken AB, Class A	68,063	1,286,118
Swedbank AB, Class A*	50,181	292,164
Swedish Match AB	35,543	577,752
Tele2 AB, Class B	41,380	419,162
Telefonaktiebolaget LM Ericsson, Class B	417,672	4,085,357
TeliaSonera AB	312,048	1,641,438
Volvo AB, Class A	58,370	361,027
Volvo AB, Class B	149,076	923,779

		27,092,149

Switzerland (8.2%)
ABB Ltd. (Registered)*	537,747	8,464,405
ABB Ltd. (ADR)	194,500	3,069,210
Actelion Ltd. (Registered)*	13,905	729,173
Adecco S.A. (Registered)	17,103	714,231
Aryzta AG*	10,710	344,506
Baloise Holding AG (Registered)	6,783	503,529
BKW FMB Energie AG	2,204	162,855
Cie Financiere Richemont S.A., Class A	72,106	1,502,383
Credit Suisse Group AG (Registered)	158,025	7,213,788
Geberit AG (Registered)	5,677	699,669

	Number of Shares	Value (Note 1)
Givaudan S.A. (Registered)	1,063	$651,171
Holcim Ltd. (Registered)*	29,940	1,705,471
Julius Baer Holding AG (Registered)	28,916	1,127,434
Kuehne & Nagel International AG (Registered)	7,326	575,093
Lindt & Spruengli AG	119	222,715
Lindt & Spruengli AG (Registered)	15	331,512
Logitech International S.A. (Registered)*	25,307	352,445
Lonza Group AG (Registered)	6,351	630,749
Nestle S.A. (Registered)	775,173	29,255,923
Nestle S.A. (Registered) (ADR)	179,300	6,745,266
Nobel Biocare Holding AG (Registered)	16,023	351,256
Novartis AG (Registered)	342,548	13,917,200
Novartis AG (ADR)	85,000	3,467,150
Pargesa Holding S.A.	3,581	223,445
Roche Holding AG	99,178	13,493,043
Schindler Holding AG	9,772	606,868
SGS S.A. (Registered)	650	807,144
Sonova Holding AG	6,273	510,507
STMicroelectronics N.V.	92,626	694,865
Straumann Holding AG (Registered)	1,115	203,457
Swatch Group AG	4,184	672,794
Swatch Group AG (Registered)	7,082	232,210
Swiss Life Holding AG (Registered)*	4,743	411,733
Swiss Reinsurance (Registered)	48,012	1,588,498
Swisscom AG (Registered)	3,295	1,012,061
Syngenta AG (Registered)	13,642	3,167,869
Syngenta AG (ADR)	104,600	4,865,992
Transocean Ltd.*	438,194	32,553,432
UBS AG (Registered)*	411,774	5,037,947
Xstrata plc	265,050	2,923,219
Zurich Financial Services AG	24,140	4,273,017

		156,015,235

United Kingdom (13.7%)
3i Group plc	170,725	683,078
Admiral Group plc	24,538	352,318
AMEC plc	44,035	474,118
Anglo American plc	184,857	5,394,264
Antofagasta plc	53,500	519,521
Associated British Foods plc	48,333	607,069
AstraZeneca plc	204,358	8,999,393
Autonomy Corp. plc*	29,740	704,679
Aviva plc	378,046	2,136,317
BAE Systems plc	1,065,566	5,948,025
Balfour Beatty plc	63,327	322,386
Barclays plc	1,366,586	6,365,191
Berkeley Group Holdings plc*	12,048	159,828
BG Group plc	471,464	7,921,513
BHP Billiton plc	309,901	7,000,053
BP plc	2,645,313	20,932,779
British Airways plc*	82,329	169,554
British American Tobacco plc	621,006	17,155,538
British American Tobacco plc (ADR)	82,000	4,575,600
British Land Co. plc (REIT)	117,366	740,201
British Sky Broadcasting Group plc	156,115	1,171,135
BT Group plc, Class A	1,068,606	1,788,954
Bunzl plc	43,339	358,999
Burberry Group plc	58,725	409,915
Cable & Wireless plc	346,297	760,017
Cadbury plc	315,311	2,693,505
Cadbury plc (ADR)	83,500	2,872,400
Cairn Energy plc*	19,132	739,118

See Notes to Financial Statements. 79

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Capita Group plc	85,293	$1,005,540
Carnival plc	22,038	584,783
Carphone Warehouse Group plc	61,900	162,074
Centrica plc	710,137	2,609,545
Cobham plc	154,629	441,043
Compass Group plc	264,028	1,487,794
Diageo plc	946,433	13,591,658
Diageo plc (ADR)	12,500	715,625
Drax Group plc	44,974	325,524
Eurasian Natural Resources Corp.	42,660	461,439
Firstgroup plc	63,842	376,953
Friends Provident Group plc	323,302	350,392
G4S plc	167,952	577,565
GlaxoSmithKline plc	732,395	12,897,159
Hammerson plc (REIT)	94,376	478,302
Home Retail Group plc	116,271	498,670
HSBC Holdings plc	2,428,735	20,162,436
ICAP plc	68,656	511,207
Imperial Tobacco Group plc	143,838	3,741,120
Intercontinental Hotels Group plc	34,867	358,437
International Power plc	209,166	821,210
Invensys plc	108,661	400,542
Investec plc	57,619	310,976
J Sainsbury plc	158,024	815,852
Johnson Matthey plc	29,125	553,015
Kazakhmys plc	30,547	318,421
Kingfisher plc	331,168	970,843
Ladbrokes plc	83,586	254,601
Land Securities Group plc (REIT)	101,877	792,598
Legal & General Group plc	807,276	754,422
Liberty International plc (REIT)	62,893	412,893
Lloyds Banking Group plc	2,288,481	2,633,697
London Stock Exchange Group plc	21,236	246,086
Lonmin plc	22,346	432,855
Man Group plc	233,060	1,069,712
Marks & Spencer Group plc	216,040	1,090,379
National Grid plc	341,853	3,083,194
Next plc	26,740	648,009
Old Mutual plc	733,607	976,880
Pearson plc	111,795	1,122,934
Prudential plc	356,114	2,423,129
Randgold Resources Ltd.	10,663	685,596
Reckitt Benckiser Group plc	85,447	3,894,169
Reed Elsevier plc	151,094	1,126,600
Rexam plc	85,180	399,856
Rio Tinto plc	481,789	16,772,586
Rio Tinto plc (ADR)	14,800	2,425,276
Rolls-Royce Group plc*	257,460	1,535,125
Rolls-Royce Group plc, Class C*†	14,221,406	23,397
Royal Bank of Scotland Group plc*	2,352,739	1,496,168
RSA Insurance Group plc	475,321	943,174
SABMiller plc	125,785	2,560,642
Sage Group plc	177,668	521,785
Schroders plc	17,541	237,444
Scottish & Southern Energy plc	127,962	2,402,433
Segro plc (REIT)	758,264	303,656
Serco Group plc	64,439	447,695
Severn Trent plc	32,004	577,255
Shire plc	76,736	1,058,359
Smith & Nephew plc	121,608	901,573
Smiths Group plc	51,547	596,548
Standard Chartered plc	271,128	5,106,586
Standard Life plc	313,468	959,869
Tesco plc	1,104,256	6,436,288

	Number of Shares	Value (Note 1)
Thomas Cook Group plc	56,867	$192,855
Thomson Reuters plc	23,919	682,487
Tomkins plc	117,160	286,301
TUI Travel plc	75,842	289,977
Tullow Oil plc	114,058	1,764,619
Unilever plc	185,444	4,351,598
United Utilities Group plc	93,855	768,730
Vedanta Resources plc	20,584	438,139
Vodafone Group plc	7,408,124	14,319,708
Whitbread plc	23,086	310,738
Wm. Morrison Supermarkets plc	333,177	1,298,256
Wolseley plc*	45,321	866,426
WPP plc	174,527	1,160,795

		261,567,691

United States (5.3%)
Bunge Ltd.	109,900	6,621,475
Cooper Industries Ltd., Class A	300,100	9,318,105
Foster Wheeler AG*	296,400	7,039,500
Noble Corp.	1,019,800	30,848,950
Schlumberger Ltd.	501,200	27,119,932
Synthes, Inc.	8,132	787,183
Weatherford International Ltd.*	1,001,100	19,581,516

		101,316,661

Total Common Stocks (86.2%) (Cost $2,077,993,384)		1,640,366,268

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.0%)
iShares FTSE/Xinhua China 25 Index Fund	177,600	6,814,512
iShares MSCI Australia Index Fund	44,080	740,544
iShares MSCI Austria Investable Market Index Fund	211,250	3,411,688
iShares MSCI Belgium Investable Market Index Fund	410,670	4,143,660
iShares MSCI BRIC Index Fund	95,980	3,410,169
iShares MSCI Canada Index Fund	102,430	2,194,051
iShares MSCI EAFE Index Fund	1,270,240	58,189,694
iShares MSCI Emerging Markets Index Fund	342,190	11,028,784
iShares MSCI France Index Fund	293,400	6,000,030
iShares MSCI Germany Index Fund	790,530	14,213,730
iShares MSCI Hong Kong Index Fund	67,430	926,488
iShares MSCI Italy Index Fund	650,780	10,568,667
iShares MSCI Japan Index Fund	1,607,040	15,154,387
iShares MSCI Malaysia Index Fund	33,600	299,040
iShares MSCI Mexico Investable Market Index Fund	12,270	452,272
iShares MSCI Netherlands Investable Market Index Fund	213,930	3,264,572
iShares MSCI Pacific ex-Japan Index Fund	114,520	3,626,848
iShares MSCI Singapore Index Fund	164,440	1,483,249
iShares MSCI Spain Index Fund	184,510	7,422,837
iShares MSCI Sweden Index Fund	136,900	2,542,233
iShares MSCI Turkey Index Fund	17,420	655,689
iShares S&P Europe 350 Index Fund	1,057,650	33,189,057
iShares S&P Latin America 40 Index Fund	32,880	1,142,251

Total Investment Companies (10.0%) (Cost $246,950,840)		190,874,452

See Notes to Financial Statements. 80

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)
Rio Tinto Ltd., expiring 7/1/09*	20,799	$353,633

France (0.0%)
Casino Guichard Perrachon S.A., expiring 7/10/09*	5,903	22,773

Italy (0.0%)
Banca Popolare di Milano S.c.a.r.l., expiring 7/3/09*	53,492	7
Unione di Banche Italiane S.c.p.A., expiring 7/10/09*	83,197	5,684

		5,691

Norway (0.0%)
Renewable Energy Corp. A/S, expiring 7/13/09*	11,843	42,361

Singapore (0.0%)
Golden Agri-Resources Ltd., expiring 7/16/09*	128,356	17,724
Neptune Orient Lines Ltd., expiring 7/8/09*	51,000	6,162

		23,886

United Kingdom (0.1%)
Rio Tinto plc, expiring 7/1/09*	66,218	760,414

Total Rights (0.1%) (Cost $2,102,361)		1,208,758

	Number of Warrants	Value (Note 1)
WARRANTS:
Italy (0.0%)
Unione di Banche Italiane S.c.p.A., expiring 6/30/11*	83,197	6,419

Singapore (0.0%)
Golden Agri-Resources Ltd., expiring 12/31/49*	51,342	—

Total Warrants (0.0%) (Cost $—)		6,419

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.6%)
JPMorgan Chase Nassau 0.000%, 7/1/09 (Amortized Cost $48,205,993)	$48,205,993	$48,205,993

Total Investments (98.9%) (Cost/Amortized Cost $2,375,252,578)		1,880,661,890
Other Assets Less Liabilities (1.1%)		21,859,097

Net Assets (100%)		$1,902,520,987

*	Non-income producing.
†	Securities (totaling $477,389 or 0.0% of net assets) at fair value.

Glossary:
ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
REIT	—	Real Estate Investment Trust
RNC	—	Risparmio Non-Convertible Savings Shares
PPS	—	Price Protected Share

See Notes to Financial Statements. 81

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchases
CAC40 10 Euro Index	14	September-09	$633,035	$615,122	$(17,913)
Dow Jones EURO Stoxx 50 Index	337	September-09	11,484,476	11,336,795	(147,681)
E-Mini MSCI EAFE Index	153	September-09	10,348,560	9,967,185	(381,375)
FTSE 100 Index	106	September-09	7,546,919	7,355,821	(191,098)
Hand Seng Index	9	July-09	1,058,092	1,069,541	11,449
SPI 200 Index	32	September-09	2,549,119	2,514,741	(34,378)
TOPIX Index	69	September-09	6,616,231	6,621,737	5,506

					$(755,490)

At June 30, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation
Foreign Currency Buy Contracts
British Pound vs. U.S. Dollar, expiring 7/31/09	2,500	3,631	$4,113,000	$3,630,575	$482,425
European Union vs. U.S. Dollar, expiring 7/31/09	5,800	7,547	8,136,530	7,546,960	589,570
Japanese Yen vs. U.S. Dollar, expiring 7/31/09	360,000	3,680	3,738,254	3,680,116	58,138

					$1,130,133

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$–	$116,706,674	$–	$116,706,674
Consumer Staples	24,427,130	154,570,518	–	178,997,648
Energy	191,760,316	106,971,600	–	298,731,916
Financials	18,872,918	283,658,707	108,424	302,640,049
Health Care	3,467,150	98,820,763	–	102,287,913
Industrials	62,903,519	137,289,825	368,965	200,562,309
Information Technology	–	59,947,245	–	59,947,245
Materials	83,778,983	148,101,546	–	231,880,529
Telecommunication Services	–	70,322,170	–	70,322,170
Utilities	–	78,289,815	–	78,289,815
Forward Currency Contracts	–	1,130,133	–	1,130,133
Futures	16,955	–	–	16,955
Investment Companies
Exchange Traded Funds (ETFs)	190,874,452	–	–	190,874,452
Rights
Consumer Staples	–	40,497	–	40,497
Financials	–	5,691	–	5,691

See Notes to Financial Statements. 82

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Industrials	$–	$48,523	$–	$48,523
Materials	–	1,114,047	–	1,114,047
Short-Term Investments	–	48,205,993	–	48,205,993
Warrants
Consumer Staples	–	–	–	–
Financials	–	6,419	–	6,419
Total Asset	$576,101,423	$1,305,230,166	$477,389	$1,881,808,978
Liability:
Futures	$(772,445)	$–	$–	$(772,445)
Total Liability	$(772,445)	$–	$–	$(772,445)
Total	$575,328,978	$1,305,230,166	$477,389	$1,881,036,533

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Consumer Discretionary	Other Investments*
Balance as of 12/31/08	$579,912	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(579,912)	—

Balance as of 6/30/09	$—	$—

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$9,923,219	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(9,814,795)	—

Balance as of 6/30/09	$108,424	$—

	Investments in Securities-Industrials	Other Investments*
Balance as of 12/31/08	$3,972,791	$—
Total gains or losses (realized/unrealized) included in earnings	2,950	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(3,606,777)	—

Balance as of 6/30/09	$368,964	$—

	Investments in Securities-Materials	Other Investments*
Balance as of 12/31/08	$721,990	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(721,990)	—

Balance as of 6/30/09	$—	$—

See Notes to Financial Statements. 83

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Investments in Securities- Telecommunication Services	Other Investments*
Balance as of 12/31/08	$4,155,985	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(4,155,985)	—

Balance as of 6/30/09	$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$110,560	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Values of Derivative Instruments as of June 30, 2009

	Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	1,130,133
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	16,955	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$1,147,088

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(772,445	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(772,445)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	357,230	(2,777,534)	–	(2,420,304)
Credit contracts	–	–	–	–	–
Equity contracts	–	4,211,443	–	–	4,211,443
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$4,568,673	$(2,777,534)	$–	$1,791,139

See Notes to Financial Statements. 84

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	1,130,133	–	1,130,133
Credit contracts	–	–	–	–	–
Equity contracts	–	(1,139,229)	–	–	(1,139,229)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(1,139,229)	$1,130,133	$–	$(9,096)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$175,891,151
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$304,015,788

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,339,659
Aggregate gross unrealized depreciation	(548,131,880)

Net unrealized depreciation	$(501,792,221)

Federal income tax cost of investments	$2,382,454,111

The Portfolio has a net capital loss carryforward of $9,429,253 which expires in the year 2016.

See Notes to Financial Statements. 85

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.8%)
Auto Components (0.8%)
Goodyear Tire & Rubber Co.*	41,409	$466,265
Johnson Controls, Inc.	793,805	17,241,445

		17,707,710

Automobiles (0.2%)
Ford Motor Co.*	530,184	3,218,217
Harley-Davidson, Inc.	38,022	616,336

		3,834,553

Distributors (0.0%)
Genuine Parts Co.	25,882	868,600

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	18,102	1,287,414
DeVry, Inc.	9,900	495,396
H&R Block, Inc.	53,581	923,201

		2,706,011

Hotels, Restaurants & Leisure (0.9%)
Carnival Corp.	71,519	1,843,045
Darden Restaurants, Inc.	23,001	758,573
International Game Technology	47,291	751,927
Marriott International, Inc., Class A	47,461	1,047,475
McDonald’s Corp.	180,183	10,358,721
Starbucks Corp.*	121,113	1,682,259
Starwood Hotels & Resorts Worldwide, Inc.	30,392	674,702
Wyndham Worldwide Corp.	34,354	416,370
Wynn Resorts Ltd.*	11,508	406,232
Yum! Brands, Inc.	73,993	2,466,927

		20,406,231

Household Durables (0.2%)
Black & Decker Corp.	9,272	265,736
Centex Corp.	16,591	140,360
D.R. Horton, Inc.	45,762	428,332
Fortune Brands, Inc.	24,068	836,122
Harman International Industries, Inc.	11,158	209,770
KB Home	10,090	138,031
Leggett & Platt, Inc.	25,962	395,401
Lennar Corp., Class A	18,947	183,597
Newell Rubbermaid, Inc.	47,186	491,206
Pulte Homes, Inc.	33,685	297,439
Snap-On, Inc.	8,968	257,740
Stanley Works	13,170	445,673
Whirlpool Corp.	12,205	519,445

		4,608,852

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	52,872	4,423,271
Expedia, Inc.*	32,296	487,993

		4,911,264

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.	35,910	106,294
Hasbro, Inc.	19,701	477,552
Mattel, Inc.	58,459	938,267

		1,522,113

Media (2.5%)
CBS Corp., Class B	112,876	781,102
Comcast Corp., Class A	469,176	6,798,360
DIRECTV Group, Inc.*	84,632	2,091,257
Gannett Co., Inc.	30,496	108,871
Interpublic Group of Cos., Inc.*	78,065	394,228
McGraw-Hill Cos., Inc.	49,819	1,500,050
Meredith Corp.	6,712	171,492

	Number of Shares	Value (Note 1)
New York Times Co., Class A	13,003	$71,646
News Corp., Class A	372,005	3,388,965
Omnicom Group, Inc.	51,396	1,623,086
Scripps Networks Interactive, Inc., Class A	14,921	415,251
Time Warner Cable, Inc.	56,877	1,801,295
Time Warner, Inc.	194,506	4,899,606
Viacom, Inc., Class B*	1,087,949	24,696,442
Walt Disney Co.	302,151	7,049,183
Washington Post Co., Class B	1,042	366,972

		56,157,806

Multiline Retail (0.5%)
Big Lots, Inc.*	14,135	297,259
Family Dollar Stores, Inc.	23,369	661,343
J.C. Penney Co., Inc.	35,851	1,029,282
Kohl’s Corp.*	49,139	2,100,693
Macy’s, Inc.	65,899	774,972
Nordstrom, Inc.	24,589	489,075
Sears Holdings Corp.*	8,652	575,531
Target Corp.	122,332	4,828,444

		10,756,599

Specialty Retail (2.1%)
Abercrombie & Fitch Co., Class A	14,854	377,143
AutoNation, Inc.*	16,903	293,267
AutoZone, Inc.*	6,155	930,082
Bed Bath & Beyond, Inc.*	41,137	1,264,963
Best Buy Co., Inc.	54,628	1,829,492
GameStop Corp., Class A*	26,514	583,573
Gap, Inc.	76,205	1,249,762
Home Depot, Inc.	275,037	6,499,124
Limited Brands, Inc.	41,662	498,694
Lowe’s Cos., Inc.	1,373,777	26,665,012
Office Depot, Inc.*	51,061	232,838
O’Reilly Automotive, Inc.*	22,900	872,032
RadioShack Corp.	21,896	305,668
Sherwin-Williams Co.	15,926	856,023
Staples, Inc.	114,943	2,318,400
Tiffany & Co.	20,416	517,750
TJX Cos., Inc.	67,848	2,134,498

		47,428,321

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	51,539	1,385,368
NIKE, Inc., Class B	62,153	3,218,282
Polo Ralph Lauren Corp.	9,272	496,423
VF Corp.	14,204	786,192

		5,886,265

Total Consumer Discretionary		176,794,325

Consumer Staples (9.9%)
Beverages (3.3%)
Brown-Forman Corp., Class B	15,386	661,290
Coca-Cola Co.	690,280	33,126,537
Coca-Cola Enterprises, Inc.	51,721	861,155
Constellation Brands, Inc., Class A*	31,443	398,697
Dr. Pepper Snapple Group, Inc.*	41,541	880,254
Molson Coors Brewing Co., Class B	23,835	1,008,935
Pepsi Bottling Group, Inc.	21,781	737,069
PepsiCo, Inc.	688,485	37,839,136

		75,513,073

Food & Staples Retailing (3.0%)
Costco Wholesale Corp.	70,011	3,199,503
CVS Caremark Corp.	1,074,223	34,235,487
Kroger Co.	104,859	2,312,141

See Notes to Financial Statements. 86

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Safeway, Inc.	71,338	$1,453,155
SUPERVALU, Inc.	36,633	474,397
Sysco Corp.	95,663	2,150,504
Walgreen Co.	161,066	4,735,340
Wal-Mart Stores, Inc.	363,710	17,618,113
Whole Foods Market, Inc.	23,156	439,501

		66,618,141

Food Products (1.0%)
Archer-Daniels-Midland Co.	105,376	2,820,916
Campbell Soup Co.	32,831	965,888
ConAgra Foods, Inc.	74,690	1,423,591
Dean Foods Co.*	29,708	570,096
General Mills, Inc.	53,174	2,978,807
H.J. Heinz Co.	50,804	1,813,703
Hershey Co.	26,347	948,492
Hormel Foods Corp.	10,900	376,486
J.M. Smucker Co.	18,572	903,714
Kellogg Co.	41,206	1,918,963
Kraft Foods, Inc., Class A	239,425	6,067,029
McCormick & Co., Inc. (Non-Voting)	20,441	664,946
Sara Lee Corp.	112,606	1,099,035
Tyson Foods, Inc., Class A	49,737	627,184

		23,178,850

Household Products (1.5%)
Clorox Co.	21,792	1,216,647
Colgate-Palmolive Co.	81,703	5,779,670
Kimberly-Clark Corp.	66,864	3,505,680
Procter & Gamble Co.	474,597	24,251,907

		34,753,904

Personal Products (0.1%)
Avon Products, Inc.	69,416	1,789,544
Estee Lauder Cos., Inc., Class A	19,131	625,010

		2,414,554

Tobacco (1.0%)
Altria Group, Inc.	336,828	5,520,611
Lorillard, Inc.	27,435	1,859,270
Philip Morris International, Inc.	318,344	13,886,165
Reynolds American, Inc.	26,807	1,035,287

		22,301,333

Total Consumer Staples		224,779,855

Energy (11.1%)
Energy Equipment & Services (2.2%)
Baker Hughes, Inc.	766,421	27,928,381
BJ Services Co.	46,327	631,437
Cameron International Corp.*	34,045	963,473
Diamond Offshore Drilling, Inc.	11,400	946,770
ENSCO International, Inc.	23,773	828,965
FMC Technologies, Inc.*	20,200	759,116
Halliburton Co.	144,998	3,001,459
Nabors Industries Ltd.*	45,436	707,893
National Oilwell Varco, Inc.*	67,108	2,191,747
Rowan Cos., Inc.	19,778	382,111
Schlumberger Ltd.	194,293	10,513,194
Smith International, Inc.	36,677	944,433

		49,798,979

Oil, Gas & Consumable Fuels (8.9%)
Anadarko Petroleum Corp.	80,991	3,676,181
Apache Corp.	54,700	3,946,605
Cabot Oil & Gas Corp.	15,919	487,758
Chesapeake Energy Corp.	91,346	1,811,391
Chevron Corp.	326,540	21,633,275
ConocoPhillips	240,484	10,114,757
Consol Energy, Inc.	28,949	983,108

	Number of Shares	Value (Note 1)
Denbury Resources, Inc.*	38,300	$564,159
Devon Energy Corp.	72,525	3,952,613
El Paso Corp.	112,845	1,041,559
EOG Resources, Inc.	41,000	2,784,720
Exxon Mobil Corp.	793,963	55,505,953
Hess Corp.	45,541	2,447,829
Marathon Oil Corp.	913,653	27,528,365
Massey Energy Co.	13,379	261,426
Murphy Oil Corp.	31,012	1,684,572
Noble Energy, Inc.	28,145	1,659,711
Occidental Petroleum Corp.	436,244	28,709,218
Peabody Energy Corp.	44,421	1,339,737
Pioneer Natural Resources Co.	20,034	510,867
Range Resources Corp.	24,629	1,019,887
Southwestern Energy Co.*	55,431	2,153,494
Spectra Energy Corp.	106,074	1,794,772
Sunoco, Inc.	19,678	456,530
Tesoro Corp.	23,643	300,975
Total S.A. (ADR)	360,250	19,536,357
Valero Energy Corp.	92,522	1,562,697
Williams Cos., Inc.	91,459	1,427,675
XTO Energy, Inc.	93,259	3,556,898

		202,453,089

Total Energy		252,252,068

Financials (12.8%)
Capital Markets (2.9%)
Ameriprise Financial, Inc.	41,348	1,003,516
Bank of New York Mellon Corp.	1,067,195	31,279,486
Charles Schwab Corp.	154,872	2,716,455
E*TRADE Financial Corp.*	163,395	209,146
Federated Investors, Inc., Class B	15,043	362,386
Franklin Resources, Inc.	24,934	1,795,497
Goldman Sachs Group, Inc.	81,641	12,037,149
Invesco Ltd.	67,409	1,201,228
Janus Capital Group, Inc.	29,220	333,108
Legg Mason, Inc.	23,335	568,907
Morgan Stanley	219,365	6,254,096
Northern Trust Corp.	39,316	2,110,483
State Street Corp.	81,066	3,826,315
T. Rowe Price Group, Inc.	40,749	1,698,011

		65,395,783

Commercial Banks (2.6%)
BB&T Corp.	104,921	2,306,164
Comerica, Inc.	24,633	520,988
Fifth Third Bancorp	119,290	846,959
First Horizon National Corp.*	35,163	421,960
Huntington Bancshares, Inc./Ohio	89,769	375,234
KeyCorp	114,837	601,746
M&T Bank Corp.	14,001	713,071
Marshall & Ilsley Corp.	65,442	314,122
PNC Financial Services Group, Inc.	74,662	2,897,632
Regions Financial Corp.	197,737	798,857
SunTrust Banks, Inc.	74,909	1,232,253
U.S. Bancorp	310,735	5,568,371
Wells Fargo & Co.	1,723,915	41,822,178
Zions Bancorporation	19,611	226,703

		58,646,238

Consumer Finance (0.9%)
American Express Co.	191,232	4,444,232
Capital One Financial Corp.	640,028	14,003,813
Discover Financial Services	76,476	785,408

See Notes to Financial Statements. 87

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
SLM Corp.*	76,916	$789,927

		20,023,380

Diversified Financial Services (3.6%)
Bank of America Corp.	1,312,366	17,323,231
CIT Group, Inc.	51,977	111,751
Citigroup, Inc.	884,743	2,627,687
CME Group, Inc.	10,695	3,327,321
IntercontinentalExchange, Inc.*	11,534	1,317,644
JPMorgan Chase & Co.	1,560,980	53,245,028
Leucadia National Corp.*	28,652	604,271
Moody’s Corp.	32,240	849,524
NASDAQ OMX Group, Inc.*	21,692	462,257
NYSE Euronext	42,470	1,157,307

		81,026,021

Insurance (2.2%)
ACE Ltd.	419,350	18,547,850
Aflac, Inc.	75,508	2,347,544
Allstate Corp.	86,790	2,117,676
American International Group, Inc.	442,127	512,867
Aon Corp.	45,267	1,714,261
Assurant, Inc.	19,376	466,768
Chubb Corp.	57,287	2,284,606
Cincinnati Financial Corp.	27,202	607,965
Genworth Financial, Inc., Class A	66,677	466,072
Hartford Financial Services Group, Inc.	53,453	634,487
Lincoln National Corp.	48,055	827,027
Loews Corp.	59,936	1,642,246
Marsh & McLennan Cos., Inc.	83,940	1,689,712
MBIA, Inc.*	35,898	155,438
MetLife, Inc.	134,372	4,032,504
Principal Financial Group, Inc.	48,646	916,491
Progressive Corp.*	110,135	1,664,140
Prudential Financial, Inc.	76,354	2,841,896
Torchmark Corp.	14,086	521,745
Travelers Cos., Inc.	94,094	3,861,618
Unum Group	52,287	829,272
XL Capital Ltd., Class A	57,924	663,809

		49,345,994

Real Estate Investment Trusts (REITs) (0.5%)
Apartment Investment & Management Co. (REIT), Class A	22,883	202,515
AvalonBay Communities, Inc. (REIT)	12,959	724,926
Boston Properties LP (REIT)	22,908	1,092,712
Developers Diversified Realty Corp. (REIT)	954	4,655
Equity Residential (REIT)	43,763	972,851
HCP, Inc. (REIT)	44,787	949,037
Health Care REIT, Inc. (REIT)	18,500	630,850
Host Hotels & Resorts, Inc. (REIT)	97,208	815,575
Kimco Realty Corp. (REIT)	51,869	521,283
Plum Creek Timber Co., Inc. (REIT)	25,847	769,724
ProLogis (REIT)	74,052	596,859
Public Storage (REIT)	19,686	1,289,039
Simon Property Group, Inc. (REIT)	45,200	2,324,636
Ventas, Inc. (REIT)	25,600	764,416
Vornado Realty Trust (REIT)	25,193	1,134,439

		12,793,517

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	34,664	324,455

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	82,528	1,096,797

	Number of Shares	Value (Note 1)
People’s United Financial, Inc.	55,121	$829,020

		1,925,817

Total Financials		289,481,205

Health Care (13.2%)
Biotechnology (1.1%)
Amgen, Inc.*	164,262	8,696,030
Biogen Idec, Inc.*	48,236	2,177,855
Celgene Corp.*	74,363	3,557,526
Cephalon, Inc.*	12,330	698,495
Genzyme Corp.*	44,564	2,480,878
Gilead Sciences, Inc.*	148,795	6,969,558

		24,580,342

Health Care Equipment & Supplies (2.0%)
Baxter International, Inc.	98,190	5,200,142
Becton, Dickinson & Co.	38,829	2,768,896
Boston Scientific Corp.*	244,429	2,478,510
C.R. Bard, Inc.	15,557	1,158,219
Covidien plc	498,600	18,667,584
DENTSPLY International, Inc.	25,097	765,961
Hospira, Inc.*	25,894	997,437
Intuitive Surgical, Inc.*	6,176	1,010,764
Medtronic, Inc.	182,680	6,373,705
St. Jude Medical, Inc.*	55,697	2,289,147
Stryker Corp.	38,833	1,543,223
Varian Medical Systems, Inc.*	20,806	731,123
Zimmer Holdings, Inc.*	36,979	1,575,305

		45,560,016

Health Care Providers & Services (1.3%)
Aetna, Inc.	74,990	1,878,500
AmerisourceBergen Corp.	50,590	897,467
Cardinal Health, Inc.	58,200	1,778,010
CIGNA Corp.	45,966	1,107,321
Coventry Health Care, Inc.*	23,241	434,839
DaVita, Inc.*	16,885	835,132
Express Scripts, Inc.*	43,826	3,013,038
Humana, Inc.*	27,378	883,214
Laboratory Corp. of America Holdings*	17,071	1,157,243
McKesson Corp.	45,135	1,985,940
Medco Health Solutions, Inc.*	80,358	3,665,128
Patterson Cos., Inc.*	14,061	305,124
Quest Diagnostics, Inc.	24,790	1,398,900
Tenet Healthcare Corp.*	80,288	226,412
UnitedHealth Group, Inc.	195,779	4,890,559
WellPoint, Inc.*	80,508	4,097,052

		28,553,879

Health Care Technology (0.0%)
IMS Health, Inc.	28,484	361,747

Life Sciences Tools & Services (0.2%)
Life Technologies Corp.*	27,523	1,148,260
Millipore Corp.*	8,754	614,618
PerkinElmer, Inc.	18,224	317,098
Thermo Fisher Scientific, Inc.*	67,300	2,743,821
Waters Corp.*	16,507	849,615

		5,673,412

Pharmaceuticals (8.6%)
Abbott Laboratories, Inc.	251,092	11,811,368
Allergan, Inc.	49,475	2,354,020
Bristol-Myers Squibb Co.	323,383	6,567,909
Eli Lilly & Co	164,176	5,687,057
Forest Laboratories, Inc.*	47,659	1,196,717
Johnson & Johnson	448,527	25,476,334

See Notes to Financial Statements. 88

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
King Pharmaceuticals, Inc.*	42,618	$410,411
Merck & Co., Inc.	342,706	9,582,060
Mylan, Inc.*	50,749	662,274
Pfizer, Inc.	2,674,207	40,113,105
Schering-Plough Corp.	1,687,034	42,378,294
Watson Pharmaceuticals, Inc.*	16,603	559,355
Wyeth	1,042,595	47,323,387

		194,122,291

Total Health Care		298,851,687

Industrials (10.0%)
Aerospace & Defense (3.6%)
Boeing Co.	118,342	5,029,535
General Dynamics Corp.	62,095	3,439,442
Goodrich Corp.	20,082	1,003,498
Honeywell International, Inc.	898,368	28,208,755
ITT Corp.	28,619	1,273,545
L-3 Communications Holdings, Inc.	18,724	1,299,071
Lockheed Martin Corp.	314,362	25,353,295
Northrop Grumman Corp.	52,560	2,400,941
Precision Castparts Corp.	22,723	1,659,461
Raytheon Co.	63,944	2,841,032
Rockwell Collins, Inc.	25,577	1,067,328
United Technologies Corp.	152,637	7,931,019

		81,506,922

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	28,189	1,470,056
Expeditors International of Washington, Inc.	33,592	1,119,957
FedEx Corp.	49,943	2,777,830
United Parcel Service, Inc., Class B	161,213	8,059,038

		13,426,881

Airlines (0.0%)
Southwest Airlines Co.	119,628	805,096

Building Products (0.0%)
Masco Corp.	60,455	579,159

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	18,495	474,952
Cintas Corp.	21,012	479,914
Iron Mountain, Inc.*	29,700	853,875
Pitney Bowes, Inc.	32,302	708,383
R.R. Donnelley & Sons Co.	35,076	407,583
Republic Services, Inc.	51,069	1,246,594
Stericycle, Inc.*	14,271	735,385
Waste Management, Inc.	79,085	2,227,033

		7,133,719

Construction & Engineering (0.1%)
Fluor Corp.	28,646	1,469,253
Jacobs Engineering Group, Inc.*	19,915	838,223
Quanta Services, Inc.*	31,600	730,908

		3,038,384

Electrical Equipment (0.3%)
Cooper Industries Ltd., Class A	28,176	874,865
Emerson Electric Co.	123,419	3,998,775
Rockwell Automation, Inc.	22,432	720,516

		5,594,156

Industrial Conglomerates (1.2%)
3M Co.	113,043	6,793,884
General Electric Co.	1,718,310	20,138,593

	Number of Shares	Value (Note 1)
Textron, Inc.	41,349	$399,432

		27,331,909

Machinery (1.9%)
Caterpillar, Inc.	419,789	13,869,829
Cummins, Inc.	400,472	14,100,619
Danaher Corp.	40,932	2,527,142
Deere & Co.	68,145	2,722,393
Dover Corp.	29,950	991,045
Eaton Corp.	26,163	1,167,131
Flowserve Corp.	8,981	626,964
Illinois Tool Works, Inc.	63,420	2,368,103
Manitowoc Co., Inc.	14,534	76,449
PACCAR, Inc.	59,012	1,918,480
Pall Corp.	18,748	497,947
Parker Hannifin Corp.	26,311	1,130,320

		41,996,422

Professional Services (0.1%)
Dun & Bradstreet Corp.	8,900	722,769
Equifax, Inc.	20,080	524,088
Monster Worldwide, Inc.*	21,985	259,643
Robert Half International, Inc.	25,578	604,152

		2,110,652

Road & Rail (1.8%)
Burlington Northern Santa Fe Corp.	45,039	3,312,168
CSX Corp.	869,613	30,114,698
Norfolk Southern Corp.	59,444	2,239,256
Ryder System, Inc.	10,423	291,010
Union Pacific Corp.	81,232	4,228,938

		40,186,070

Trading Companies & Distributors (0.1%)
Fastenal Co.	20,220	670,697
W.W. Grainger, Inc.	10,646	871,695

		1,542,392

Total Industrials		225,251,762

Information Technology (15.8%)
Communications Equipment (2.5%)
Ciena Corp.*	16,667	172,503
Cisco Systems, Inc.*	2,082,923	38,825,685
Harris Corp.	22,222	630,216
JDS Uniphase Corp.*	40,537	231,872
Juniper Networks, Inc.*	86,154	2,033,234
Motorola, Inc.	367,006	2,433,250
QUALCOMM, Inc.	269,955	12,201,966
Tellabs, Inc.*	62,071	355,667

		56,884,393

Computers & Peripherals (4.3%)
Apple, Inc.*	145,354	20,702,770
Dell, Inc.*	283,969	3,898,894
EMC Corp.*	328,884	4,308,381
Hewlett-Packard Co.	1,071,648	41,419,195
International Business Machines Corp.	214,434	22,391,198
Lexmark International, Inc., Class A*	10,513	166,631
NetApp, Inc.*	53,250	1,050,090
QLogic Corp.*	21,310	270,211
SanDisk Corp.*	34,860	512,094
Sun Microsystems, Inc.*	119,688	1,103,523
Teradata Corp.*	27,876	653,135
Western Digital Corp.*	36,100	956,650

		97,432,772

Electronic Equipment, Instruments & Components (0.3%)
Agilent Technologies, Inc.*	56,298	1,143,412
Amphenol Corp., Class A	28,246	893,704

See Notes to Financial Statements. 89

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Corning, Inc.	251,067	$4,032,136
FLIR Systems, Inc.*	23,600	532,416
Jabil Circuit, Inc.	33,532	248,808
Molex, Inc.	23,628	367,415

		7,217,891

Internet Software & Services (1.1%)
Akamai Technologies, Inc.*	26,832	514,638
eBay, Inc.*	175,976	3,014,469
Google, Inc., Class A*	39,126	16,495,130
VeriSign, Inc.*	32,365	598,105
Yahoo!, Inc.*	225,429	3,530,218

		24,152,560

IT Services (0.6%)
Affiliated Computer Services, Inc., Class A*	16,239	721,336
Automatic Data Processing, Inc.	80,873	2,866,139
Cognizant Technology Solutions Corp., Class A*	46,104	1,230,977
Computer Sciences Corp.*	24,230	1,073,389
Convergys Corp.*	16,347	151,700
Fidelity National Information Services, Inc.	31,953	637,782
Fiserv, Inc.*	25,507	1,165,670
Mastercard, Inc., Class A	11,698	1,957,193
Paychex, Inc.	53,391	1,345,453
Total System Services, Inc.	32,557	435,938
Western Union Co.	116,638	1,912,863

		13,498,440

Office Electronics (0.0%)
Xerox Corp.	140,704	911,762

Semiconductors & Semiconductor Equipment (3.6%)
Advanced Micro Devices, Inc.*	81,415	315,076
Altera Corp.	49,205	801,057
Analog Devices, Inc.	46,213	1,145,158
Applied Materials, Inc.	216,046	2,370,025
Broadcom Corp., Class A*	69,317	1,718,368
Intel Corp.	2,285,105	37,818,488
KLA-Tencor Corp.	26,760	675,690
Linear Technology Corp.	35,882	837,845
LSI Corp.*	106,213	484,331
MEMC Electronic Materials, Inc.*	35,232	627,482
Microchip Technology, Inc.	30,400	685,520
Micron Technology, Inc.*	140,624	711,557
National Semiconductor Corp.	33,979	426,436
Novellus Systems, Inc.*	16,995	283,817
Nvidia Corp.*	90,737	1,024,421
Teradyne, Inc.*	31,380	215,267
Texas Instruments, Inc.	1,414,741	30,133,983
Xilinx, Inc.	46,297	947,237

		81,221,758

Software (3.4%)
Adobe Systems, Inc.*	85,883	2,430,489
Autodesk, Inc.*	35,871	680,832
BMC Software, Inc.*	29,833	1,008,057
CA, Inc.	62,329	1,086,394
Citrix Systems, Inc.*	28,202	899,362
Compuware Corp.*	38,655	265,173
Electronic Arts, Inc.*	50,881	1,105,135
Intuit, Inc.*	52,554	1,479,921
McAfee, Inc.*	24,700	1,042,093
Microsoft Corp.	2,148,938	51,080,256
Novell, Inc.*	46,230	209,422
Oracle Corp.	614,604	13,164,818

	Number of Shares	Value (Note 1)
Salesforce.com, Inc.*	16,553	$631,828
Symantec Corp.*	135,429	2,107,275

		77,191,055

Total Information Technology		358,510,631

Materials (2.8%)
Chemicals (1.1%)
Air Products & Chemicals, Inc.	33,793	2,182,690
CF Industries Holdings, Inc.	7,760	575,326
Dow Chemical Co.	174,633	2,818,577
E.I. du Pont de Nemours & Co.	148,435	3,802,905
Eastman Chemical Co.	11,154	422,737
Ecolab, Inc.	28,162	1,098,036
International Flavors & Fragrances, Inc.	12,299	402,423
Monsanto Co.	88,818	6,602,730
PPG Industries, Inc.	26,160	1,148,424
Praxair, Inc.	50,007	3,553,997
Sigma-Aldrich Corp.	20,125	997,395

		23,605,240

Construction Materials (0.1%)
Vulcan Materials Co.	19,775	852,303

Containers & Packaging (0.1%)
Ball Corp.	16,066	725,541
Bemis Co., Inc.	16,866	425,023
Owens-Illinois, Inc.*	28,700	803,887
Pactiv Corp.*	22,096	479,483
Sealed Air Corp.	26,044	480,512

		2,914,446

Metals & Mining (1.4%)
AK Steel Holding Corp.	21,253	407,845
Alcoa, Inc.	157,763	1,629,692
Allegheny Technologies, Inc.	15,888	554,968
Freeport-McMoRan Copper & Gold, Inc.	66,506	3,332,616
Newmont Mining Corp.	569,290	23,266,882
Nucor Corp.	51,143	2,272,284
Titanium Metals Corp.	17,754	163,159
United States Steel Corp.	22,783	814,264

		32,441,710

Paper & Forest Products (0.1%)
International Paper Co.	68,743	1,040,082
MeadWestvaco Corp.	28,967	475,348
Weyerhaeuser Co.	34,716	1,056,408

		2,571,838

Total Materials		62,385,537

Telecommunication Services (2.0%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	960,851	23,867,539
CenturyTel, Inc.	16,565	508,545
Embarq Corp.	22,902	963,258
Frontier Communications Corp.	48,825	348,611
Qwest Communications International, Inc.	246,895	1,024,614
Verizon Communications, Inc.	462,405	14,209,706
Windstream Corp.	69,363	579,875

		41,502,148

Wireless Telecommunication Services (0.2%)
American Tower Corp., Class A*	64,515	2,034,158
MetroPCS Communications, Inc.*	41,000	545,710

See Notes to Financial Statements. 90

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Sprint Nextel Corp.*	464,297	$2,233,268

		4,813,136

Total Telecommunication Services		46,315,284

Utilities (2.4%)
Electric Utilities (1.4%)
Allegheny Energy, Inc.	27,871	714,891
American Electric Power Co., Inc.	78,848	2,277,919
Duke Energy Corp.	206,764	3,016,687
Edison International	52,097	1,638,972
Entergy Corp.	31,860	2,469,787
Exelon Corp.	107,874	5,524,227
FirstEnergy Corp.	49,569	1,920,799
FPL Group, Inc.	66,063	3,756,342
Northeast Utilities	27,700	617,987
Pepco Holdings, Inc.	32,566	437,687
Pinnacle West Capital Corp.	16,681	502,932
PPL Corp.	61,644	2,031,786
Progress Energy, Inc.	44,614	1,687,748
Southern Co.	128,461	4,002,845

		30,600,609

Gas Utilities (0.1%)
EQT Corp.	21,500	750,565
Nicor, Inc.	6,089	210,801
Questar Corp.	28,008	869,929

		1,831,295

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	104,451	1,212,676
Constellation Energy Group, Inc.	31,220	829,828
Dynegy, Inc., Class A*	67,682	153,638

		2,196,142

Multi-Utilities (0.8%)
Ameren Corp.	34,720	864,181
CenterPoint Energy, Inc.	58,241	645,310
CMS Energy Corp.	37,412	451,937
Consolidated Edison, Inc.	45,559	1,704,818
Dominion Resources, Inc.	95,302	3,184,993
DTE Energy Co.	26,799	857,568
Integrys Energy Group, Inc.	11,979	359,250
NiSource, Inc.	45,327	528,513
PG&E Corp.	60,934	2,342,303
Public Service Enterprise Group, Inc.	81,173	2,648,675
SCANA Corp.	18,700	607,189
Sempra Energy	40,548	2,012,397
TECO Energy, Inc.	33,417	398,665
Wisconsin Energy Corp.	18,360	747,435
Xcel Energy, Inc.	74,371	1,369,170

		18,722,404

Total Utilities		53,350,450

Total Common Stocks (87.8%) (Cost $1,932,009,688)		1,987,972,804

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(9.8%)
iShares Morningstar Large Core Index Fund	306,656	16,390,763
iShares Morningstar Large Growth Index Fund	46,370	2,200,720
iShares Morningstar Large Value Index Fund	304,347	13,981,701
iShares NYSE 100 Index Fund	24,642	1,147,824

	Number of Shares	Value (Note 1)
iShares Russell 1000 Growth Index Fund	455,117	$18,673,451
iShares Russell 1000 Index Fund	390,339	19,778,477
iShares Russell 1000 Value Index Fund	392,336	18,675,194
iShares S&P 100 Index Fund	419,437	18,048,374
iShares S&P 500 Growth Index Fund	573,526	27,397,337
iShares S&P 500 Index Fund	717,760	66,220,538
iShares S&P 500 Value Index Fund	428,678	18,716,081

Total Investment Companies (9.8%) (Cost $211,961,190)		221,230,460

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills 0.16%, 9/10/09 (p)	$3,428,000	3,426,886

Time Deposit (2.7%)
JPMorgan Chase Nassau 0.000%, 7/1/09	60,214,584	60,214,584

Total Short-Term Investments (2.8%) (Cost/Amortized Cost $63,641,570)		63,641,470

Total Investments (100.4%) (Cost/Amortized Cost $2,207,612,448)		2,272,844,734
Other Assets Less Liabilities (-0.4%)		(9,920,713)

Net Assets (100%)		$2,262,924,021

*	Non-income producing.
(p)	Yield to maturity.

Glossary:
ADR — American Depositary Receipt

See Notes to Financial Statements. 91

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	723	September-09	$33,912,306	$33,095,325	$(816,981)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$176,794,325	$–	$–	$176,794,325
Consumer Staples	224,779,855	–	–	224,779,855
Energy	252,252,068	–	–	252,252,068
Financials	289,481,205	–	–	289,481,205
Health Care	298,851,687	–	–	298,851,687
Industrials	225,251,762	–	–	225,251,762
Information Technology	358,510,631	–	–	358,510,631
Materials	62,385,537	–	–	62,385,537
Telecommunication Services	46,315,284	–	–	46,315,284
Utilities	53,350,450	–	–	53,350,450
Investment Companies
Exchange Traded Funds (ETFs)	221,230,460	–	–	221,230,460
Short-Term Investments	–	63,641,470	–	63,641,470
Total Asset	$2,209,203,264	$63,641,470	$–	$2,272,844,734
Liability:
Futures	$(816,981)	$–	$–	$(816,981)
Total Liability	$(816,981)	$–	$–	$(816,981)
Total	$2,208,386,283	$63,641,470	$–	$2,272,027,753

See Notes to Financial Statements. 92

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(816,981	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(816,981)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	3,281,653	–	–	3,281,653
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$3,281,653	$–	$–	$3,281,653

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(1,110,606)	–	–	(1,110,606)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(1,110,606)	$–	$–	$(1,110,606)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,036,681,800
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$286,714,770

See Notes to Financial Statements. 93

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$154,631,966
Aggregate gross unrealized depreciation	(115,842,844)

Net unrealized appreciation	$38,789,122

Federal income tax cost of investments	$2,234,055,612

For the six months ended June 30, 2009, the Portfolio incurred approximately $12,324 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $11,418,100 which expires in the year 2016.

See Notes to Financial Statements. 94

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.1%)
Auto Components (0.4%)
BorgWarner, Inc.	57,500	$1,963,625
Federal Mogul Corp.*	3,300	31,185
Gentex Corp.	73,200	849,120
Goodyear Tire & Rubber Co.*	128,700	1,449,162
Johnson Controls, Inc.	173,900	3,777,108
TRW Automotive Holdings Corp.*	6,500	73,450
WABCO Holdings, Inc.	30,100	532,770

		8,676,420

Automobiles (0.0%)
Thor Industries, Inc.	9,800	180,026

Distributors (0.1%)
LKQ Corp.*	74,600	1,227,170

Diversified Consumer Services (0.6%)
Apollo Group, Inc., Class A*	70,600	5,021,072
Brink’s Home Security Holdings, Inc.*	24,300	687,933
Career Education Corp.*	35,900	893,551
DeVry, Inc.	33,100	1,656,324
H&R Block, Inc.	180,700	3,113,461
Hillenbrand, Inc.	12,600	209,664
ITT Educational Services, Inc.*	20,400	2,053,464
Strayer Education, Inc.	7,500	1,635,825
Weight Watchers International, Inc.	1,700	43,809

		15,315,103

Hotels, Restaurants & Leisure (2.7%)
Brinker International, Inc.	54,300	924,729
Burger King Holdings, Inc.	56,500	975,755
Carnival Corp.	105,800	2,726,466
Chipotle Mexican Grill, Inc., Class A*	17,000	1,360,000
Choice Hotels International, Inc.	4,200	111,762
Darden Restaurants, Inc.	73,000	2,407,540
International Game Technology	131,200	2,086,080
Las Vegas Sands Corp.*	120,500	947,130
Marriott International, Inc., Class A	75,162	1,658,833
McDonald’s Corp.	587,200	33,758,128
MGM MIRAGE*	48,200	307,998
Panera Bread Co., Class A*	14,700	732,942
Royal Caribbean Cruises Ltd.	21,500	291,110
Scientific Games Corp., Class A*	33,900	534,603
Starbucks Corp.*	391,600	5,439,324
Starwood Hotels & Resorts Worldwide, Inc.	16,200	359,640
Tim Hortons, Inc.	96,300	2,363,202
Wendy’s/Arby’s Group, Inc., Class A	78,000	312,000
WMS Industries, Inc.*	23,200	731,032
Wyndham Worldwide Corp.	41,800	506,616
Yum! Brands, Inc.	245,700	8,191,638

		66,726,528

Household Durables (0.1%)
Garmin Ltd.	49,000	1,167,180
Harman International Industries, Inc.	17,300	325,240
KB Home	3,000	41,040
Leggett & Platt, Inc.	51,800	788,914
M.D.C. Holdings, Inc.	7,600	228,836
Newell Rubbermaid, Inc.	23,900	248,799
NVR, Inc.*	600	301,434
Pulte Homes, Inc.	19,000	167,770

	Number of Shares	Value (Note 1)
Snap-On, Inc.	8,400	$241,416

		3,510,629

Internet & Catalog Retail (0.8%)
Amazon.com, Inc.*	175,000	14,640,500
Expedia, Inc.*	88,900	1,343,279
Netflix, Inc.*	22,500	930,150
priceline.com, Inc.*	22,200	2,476,410

		19,390,339

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	39,700	962,328
Mattel, Inc.	148,000	2,375,400

		3,337,728

Media (1.0%)
Comcast Corp., Class A	114,700	1,662,003
CTC Media, Inc.*	18,000	212,760
DIRECTV Group, Inc.*	244,600	6,044,066
Discovery Communications, Inc., Class C*	139,200	2,857,776
Interactive Data Corp.	9,000	208,260
John Wiley & Sons, Inc., Class A	22,000	731,500
Marvel Entertainment, Inc.*	26,000	925,340
McGraw-Hill Cos., Inc.	167,400	5,040,414
Morningstar, Inc.*	10,400	428,792
New York Times Co., Class A	3,800	20,938
Omnicom Group, Inc.	165,400	5,223,332
Regal Entertainment Group, Class A	22,000	292,380
Scripps Networks Interactive, Inc., Class A	27,800	773,674
Warner Music Group Corp.*	2,000	11,700

		24,432,935

Multiline Retail (1.1%)
Big Lots, Inc.*	4,800	100,944
Dollar Tree, Inc.*	47,900	2,016,590
Family Dollar Stores, Inc.	74,600	2,111,180
Kohl’s Corp.*	152,000	6,498,000
Nordstrom, Inc.	87,800	1,746,342
Target Corp.	400,200	15,795,894

		28,268,950

Specialty Retail (2.5%)
Aaron’s, Inc.	25,400	757,428
Abercrombie & Fitch Co., Class A	23,200	589,048
Advance Auto Parts, Inc.	50,700	2,103,543
Aeropostale, Inc.*	35,900	1,230,293
American Eagle Outfitters, Inc.	90,700	1,285,219
AutoNation, Inc.*	3,700	64,195
AutoZone, Inc.*	17,100	2,583,981
Barnes & Noble, Inc.	4,100	84,583
Bed Bath & Beyond, Inc.*	138,800	4,268,100
Best Buy Co., Inc.	179,200	6,001,408
CarMax, Inc.*	83,300	1,224,510
Chico’s FAS, Inc.*	88,500	861,105
Dick’s Sporting Goods, Inc.*	45,700	786,040
Foot Locker, Inc.	36,600	383,202
GameStop Corp., Class A*	77,000	1,694,770
Gap, Inc.	226,800	3,719,520
Guess?, Inc.	31,000	799,180
Home Depot, Inc.	60,500	1,429,615
Limited Brands, Inc.	94,900	1,135,953
Lowe’s Cos., Inc.	247,100	4,796,211
Office Depot, Inc.*	26,600	121,296
O’Reilly Automotive, Inc.*	72,200	2,749,376
Penske Automotive Group, Inc.	7,200	119,808
PetSmart, Inc.	67,000	1,437,820

See Notes to Financial Statements. 95

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
RadioShack Corp.	8,700	$121,452
Ross Stores, Inc.	67,500	2,605,500
Sherwin-Williams Co.	45,100	2,424,125
Staples, Inc.	380,700	7,678,719
Tiffany & Co.	60,400	1,531,744
TJX Cos., Inc.	219,900	6,918,054
Urban Outfitters, Inc.*	68,300	1,425,421
Williams-Sonoma, Inc.	20,200	239,774

		63,170,993

Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.	169,000	4,542,720
Hanesbrands, Inc.*	50,400	756,504
NIKE, Inc., Class B	192,300	9,957,294
Phillips-Van Heusen Corp.	17,700	507,813
Polo Ralph Lauren Corp.	27,600	1,477,704
VF Corp.	10,600	586,710

		17,828,745

Total Consumer Discretionary		252,065,566

Consumer Staples (16.2%)
Beverages (4.0%)
Brown-Forman Corp., Class B	39,900	1,714,902
Coca-Cola Co.	968,400	46,473,516
Coca-Cola Enterprises, Inc.	139,700	2,326,005
Hansen Natural Corp.*	36,600	1,128,012
Molson Coors Brewing Co., Class B	3,900	165,087
Pepsi Bottling Group, Inc.	59,900	2,027,016
PepsiCo, Inc.	828,600	45,539,856

		99,374,394

Food & Staples Retailing (4.2%)
BJ’s Wholesale Club, Inc.*	5,100	164,373
Costco Wholesale Corp.	231,000	10,556,700
CVS Caremark Corp.	236,300	7,530,881
Kroger Co.	292,700	6,454,035
Sysco Corp.	313,900	7,056,472
Walgreen Co.	527,800	15,517,320
Wal-Mart Stores, Inc.	1,176,600	56,994,504
Whole Foods Market, Inc.	48,800	926,224

		105,200,509

Food Products (1.3%)
Archer-Daniels-Midland Co.	191,700	5,131,809
Campbell Soup Co.	71,100	2,091,762
Dean Foods Co.*	95,700	1,836,483
Flowers Foods, Inc.	34,000	742,560
General Mills, Inc.	72,200	4,044,644
Green Mountain Coffee Roasters, Inc.*	15,900	940,008
H.J. Heinz Co.	135,600	4,840,920
Hershey Co.	47,800	1,720,800
Hormel Foods Corp.	3,600	124,344
Kellogg Co.	135,400	6,305,578
McCormick & Co., Inc. (Non-Voting)	69,300	2,254,329
Sara Lee Corp.	91,800	895,968
Smithfield Foods, Inc.*	4,800	67,056

		30,996,261

Household Products (3.5%)
Church & Dwight Co., Inc.	37,400	2,031,194
Clorox Co.	65,700	3,668,031
Colgate-Palmolive Co.	265,900	18,809,766
Energizer Holdings, Inc.*	30,900	1,614,216
Kimberly-Clark Corp.	191,800	10,056,074

	Number of Shares	Value (Note 1)
Procter & Gamble Co.	1,016,100	$51,922,710

		88,101,991

Personal Products (0.4%)
Alberto-Culver Co.	38,600	981,598
Avon Products, Inc.	227,200	5,857,216
Estee Lauder Cos., Inc., Class A	59,000	1,927,530
Herbalife Ltd.	32,700	1,031,358
Mead Johnson Nutrition Co., Class A*	9,200	292,284
NBTY, Inc.*	19,700	553,964

		10,643,950

Tobacco (2.8%)
Altria Group, Inc.	1,100,400	18,035,556
Lorillard, Inc.	79,100	5,360,607
Philip Morris International, Inc.	1,044,040	45,541,025

		68,937,188

Total Consumer Staples		403,254,293

Energy (4.3%)
Energy Equipment & Services (1.3%)
Atwood Oceanics, Inc.*	25,400	632,714
Cameron International Corp.*	115,500	3,268,650
Diamond Offshore Drilling, Inc.	36,700	3,047,935
Dresser-Rand Group, Inc.*	43,800	1,143,180
ENSCO International, Inc.	21,400	746,218
Exterran Holdings, Inc.*	15,300	245,412
FMC Technologies, Inc.*	65,800	2,472,764
Helmerich & Payne, Inc.	17,500	540,225
Oceaneering International, Inc.*	29,100	1,315,320
Patterson-UTI Energy, Inc.	11,800	151,748
Pride International, Inc.*	43,100	1,080,086
Rowan Cos., Inc.	10,500	202,860
Schlumberger Ltd.	289,100	15,643,201
Smith International, Inc.	69,400	1,787,050

		32,277,363

Oil, Gas & Consumable Fuels (3.0%)
Alpha Natural Resources, Inc.*	38,000	998,260
CNX Gas Corp.*	13,000	341,510
Comstock Resources, Inc.*	2,000	66,100
Consol Energy, Inc.	96,100	3,263,556
Continental Resources, Inc.*	7,800	216,450
El Paso Corp.	103,700	957,151
EXCO Resources, Inc.*	65,300	843,676
Exxon Mobil Corp.	670,120	46,848,089
Forest Oil Corp.*	21,800	325,256
Foundation Coal Holdings, Inc.	23,800	669,018
Frontier Oil Corp.	43,800	574,218
Holly Corp.	22,600	406,348
Mariner Energy, Inc.*	42,700	501,725
Massey Energy Co.	36,400	711,256
Peabody Energy Corp.	142,300	4,291,768
Petrohawk Energy Corp.*	146,600	3,269,180
Plains Exploration & Production Co.*	34,600	946,656
Quicksilver Resources, Inc.*	62,400	579,696
Range Resources Corp.	12,300	509,343
Southwestern Energy Co.*	182,900	7,105,665
St. Mary Land & Exploration Co.	8,100	169,047
Teekay Corp.	9,800	206,094
Tesoro Corp.	29,900	380,627

		74,180,689

Total Energy		106,458,052

Financials (4.9%)
Capital Markets (2.2%)
Affiliated Managers Group, Inc.*	22,000	1,280,180

See Notes to Financial Statements. 96

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Ameriprise Financial, Inc.	9,200	$223,284
Bank of New York Mellon Corp.	130,400	3,822,024
BlackRock, Inc.	3,700	649,054
Charles Schwab Corp.	505,300	8,862,962
Eaton Vance Corp.	62,000	1,658,500
Federated Investors, Inc., Class B	43,800	1,055,142
Franklin Resources, Inc.	36,100	2,599,561
GLG Partners, Inc.	101,100	413,499
Goldman Sachs Group, Inc.	16,600	2,447,504
Greenhill & Co., Inc.	10,900	787,089
Invesco Ltd.	17,600	313,632
Investment Technology Group, Inc.*	1,900	38,741
Janus Capital Group, Inc.	74,500	849,300
Jefferies Group, Inc.*	46,700	996,111
Lazard Ltd., Class A	40,700	1,095,644
Morgan Stanley	157,100	4,478,921
Northern Trust Corp.	128,300	6,887,144
SEI Investments Co.	64,400	1,161,776
State Street Corp.	140,100	6,612,720
T. Rowe Price Group, Inc.	136,000	5,667,120
TD Ameritrade Holding Corp.*	139,100	2,439,814
Waddell & Reed Financial, Inc., Class A	45,800	1,207,746

		55,547,468

Commercial Banks (0.4%)
BOK Financial Corp.	3,600	135,612
CapitalSource, Inc.	19,800	96,624
Commerce Bancshares, Inc./Missouri	11,000	350,130
Wells Fargo & Co.	374,600	9,087,796

		9,670,162

Consumer Finance (0.2%)
American Express Co.	98,800	2,296,112
AmeriCredit Corp.*	14,500	196,475
Capital One Financial Corp.	67,800	1,483,464
SLM Corp.*	53,900	553,553
Student Loan Corp.	200	7,440

		4,537,044

Diversified Financial Services (0.4%)
CIT Group, Inc.	19,800	42,570
CME Group, Inc.	2,100	653,331
IntercontinentalExchange, Inc.*	38,800	4,432,512
Leucadia National Corp.*	36,200	763,458
Moody’s Corp.	99,800	2,629,730
MSCI, Inc., Class A*	53,300	1,302,652
NASDAQ OMX Group, Inc.*	32,000	681,920
NYSE Euronext	35,500	967,375

		11,473,548

Insurance (0.9%)
Aflac, Inc.	248,800	7,735,192
American International Group, Inc.	487,900	565,964
Arthur J. Gallagher & Co.	49,400	1,054,196
Axis Capital Holdings Ltd.	21,400	560,252
Brown & Brown, Inc.	45,600	908,808
CNA Financial Corp.	6,600	102,102
Endurance Specialty Holdings Ltd.	8,900	260,770
Erie Indemnity Co., Class A	11,000	393,360
Fidelity National Financial, Inc., Class A	18,300	247,599
Genworth Financial, Inc., Class A	98,200	686,418
Hanover Insurance Group, Inc.	2,100	80,031
Lincoln National Corp.	42,100	724,541
Marsh & McLennan Cos., Inc.	20,800	418,704
Odyssey Reinsurance Holdings Corp.	1,900	75,962
Principal Financial Group, Inc.	165,300	3,114,252

	Number of Shares	Value (Note 1)
Progressive Corp.*	36,900	$557,559
Prudential Financial, Inc.	117,100	4,358,462
Reinsurance Group of America, Inc.	3,000	104,730
Validus Holdings Ltd.	7,200	158,256
W.R. Berkley Corp.	23,400	502,398

		22,609,556

Real Estate Investment Trusts (REITs) (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)	4,500	161,055
Digital Realty Trust, Inc. (REIT)	40,500	1,451,925
Federal Realty Investment Trust (REIT)	4,100	211,232
HCP, Inc. (REIT)	56,800	1,203,592
Health Care REIT, Inc. (REIT)	29,700	1,012,770
Macerich Co. (REIT)	1,042	18,350
Nationwide Health Properties, Inc. (REIT)	41,200	1,060,488
Plum Creek Timber Co., Inc. (REIT)	30,900	920,202
Public Storage (REIT)	71,600	4,688,368
Rayonier, Inc. (REIT)	19,000	690,650
Simon Property Group, Inc. (REIT)	54,945	2,825,821

		14,244,453

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	116,400	1,089,504
St. Joe Co.*	49,200	1,303,308

		2,392,812

Thrifts & Mortgage Finance (0.1%)
Capitol Federal Financial	10,600	406,298
Hudson City Bancorp, Inc.	138,100	1,835,349
TFS Financial Corp.	5,100	54,162

		2,295,809

Total Financials		122,770,852

Health Care (17.1%)
Biotechnology (3.7%)
Abraxis Bioscience, Inc.*	3,700	136,382
Alexion Pharmaceuticals, Inc.*	43,700	1,796,944
Amgen, Inc.*	538,800	28,524,072
Amylin Pharmaceuticals, Inc.*	74,900	1,011,150
Biogen Idec, Inc.*	153,600	6,935,040
BioMarin Pharmaceutical, Inc.*	53,200	830,452
Celgene Corp.*	245,000	11,720,800
Cephalon, Inc.*	39,300	2,226,345
Dendreon Corp.*	61,400	1,525,790
Genzyme Corp.*	143,600	7,994,212
Gilead Sciences, Inc.*	482,470	22,598,895
Myriad Genetics, Inc.*	50,800	1,811,020
OSI Pharmaceuticals, Inc.*	30,800	869,484
United Therapeutics Corp.*	12,400	1,033,292
Vertex Pharmaceuticals, Inc.*	92,100	3,282,444

		92,296,322

Health Care Equipment & Supplies (3.6%)
Baxter International, Inc.	322,000	17,053,120
Beckman Coulter, Inc.	38,700	2,211,318
Becton, Dickinson & Co.	127,500	9,092,025
Boston Scientific Corp.*	285,400	2,893,956
C.R. Bard, Inc.	52,900	3,938,405
DENTSPLY International, Inc.	79,000	2,411,080
Edwards Lifesciences Corp.*	29,800	2,027,294
Gen-Probe, Inc.*	27,700	1,190,546
Hill-Rom Holdings, Inc.	13,300	215,726
Hologic, Inc.*	13,300	189,259
Hospira, Inc.*	85,400	3,289,608

See Notes to Financial Statements. 97

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Idexx Laboratories, Inc.*	31,400	$1,450,680
Intuitive Surgical, Inc.*	20,200	3,305,932
Inverness Medical Innovations, Inc.*	19,700	700,926
Kinetic Concepts, Inc.*	11,600	316,100
Medtronic, Inc.	595,700	20,783,973
ResMed, Inc.*	40,100	1,633,273
St. Jude Medical, Inc.*	184,300	7,574,730
Stryker Corp.	180,100	7,157,174
Teleflex, Inc.	9,000	403,470
Varian Medical Systems, Inc.*	66,700	2,343,838

		90,182,433

Health Care Providers & Services (2.0%)
Aetna, Inc.	51,100	1,280,055
AmerisourceBergen Corp.	140,700	2,496,018
CIGNA Corp.	9,400	226,446
Community Health Systems, Inc.*	24,700	623,675
Coventry Health Care, Inc.*	22,200	415,362
DaVita, Inc.*	55,100	2,725,246
Express Scripts, Inc.*	131,900	9,068,125
Health Management Associates, Inc., Class A*	131,200	648,128
Henry Schein, Inc.*	48,000	2,301,600
Humana, Inc.*	33,100	1,067,806
Laboratory Corp. of America Holdings*	57,700	3,911,483
Lincare Holdings, Inc.*	29,600	696,192
McKesson Corp.	70,800	3,115,200
Medco Health Solutions, Inc.*	256,700	11,708,087
MEDNAX, Inc.*	7,900	332,827
Omnicare, Inc.	26,600	685,216
Patterson Cos., Inc.*	53,400	1,158,780
Quest Diagnostics, Inc.	82,700	4,666,761
Tenet Healthcare Corp.*	173,400	488,988
Universal Health Services, Inc., Class B	1,800	87,930
VCA Antech, Inc.*	45,100	1,204,170
WellPoint, Inc.*	18,300	931,287

		49,839,382

Health Care Technology (0.2%)
Allscripts-Misys Healthcare Solutions, Inc.	33,200	526,552
Cerner Corp.*	35,700	2,223,753
HLTH Corp.*	55,100	721,810
IMS Health, Inc.	21,900	278,130

		3,750,245

Life Sciences Tools & Services (0.8%)
Bio-Rad Laboratories, Inc., Class A*	10,300	777,444
Charles River Laboratories International, Inc.*	23,400	789,750
Covance, Inc.*	34,000	1,672,800
Illumina, Inc.*	65,500	2,550,570
Life Technologies Corp.*	82,405	3,437,936
Mettler-Toledo International, Inc.*	17,900	1,380,985
Millipore Corp.*	29,500	2,071,195
PerkinElmer, Inc.	13,400	233,160
Pharmaceutical Product Development, Inc.	55,900	1,297,998
Techne Corp.	19,800	1,263,438
Thermo Fisher Scientific, Inc.*	18,000	733,860
Waters Corp.*	51,300	2,640,411

		18,849,547

Pharmaceuticals (6.8%)
Abbott Laboratories, Inc.	822,570	38,693,693
Allergan, Inc.	162,100	7,712,718

	Number of Shares	Value (Note 1)
Bristol-Myers Squibb Co.	584,000	$11,861,040
Eli Lilly & Co.	282,600	9,789,264
Johnson & Johnson	1,135,200	64,479,360
Merck & Co., Inc.	204,200	5,709,432
Mylan, Inc.*	116,000	1,513,800
Perrigo Co.	42,400	1,177,872
Schering-Plough Corp.	734,000	18,438,080
Sepracor, Inc.*	58,100	1,006,292
Valeant Pharmaceuticals International*	36,200	931,064
Warner Chilcott Ltd., Class A*	44,500	585,175
Wyeth	159,000	7,217,010

		169,114,800

Total Health Care		424,032,729

Industrials (9.9%)
Aerospace & Defense (2.9%)
Alliant Techsystems, Inc.*	17,500	1,441,300
BE Aerospace, Inc.*	24,700	354,692
Boeing Co.	31,700	1,347,250
General Dynamics Corp.	17,500	969,325
Goodrich Corp.	65,900	3,293,023
Honeywell International, Inc.	395,900	12,431,260
ITT Corp.	9,600	427,200
Lockheed Martin Corp.	169,300	13,654,045
Northrop Grumman Corp.	20,500	936,440
Precision Castparts Corp.	74,600	5,448,038
Raytheon Co.	161,500	7,175,445
Rockwell Collins, Inc.	84,300	3,517,839
Spirit AeroSystems Holdings, Inc., Class A*	18,000	247,320
TransDigm Group, Inc.*	21,100	763,820
United Technologies Corp.	408,700	21,236,052

		73,243,049

Air Freight & Logistics (1.1%)
C.H. Robinson Worldwide, Inc.	90,200	4,703,930
Expeditors International of Washington, Inc.	113,000	3,767,420
United Parcel Service, Inc., Class B	368,100	18,401,319
UTi Worldwide, Inc.*	49,100	559,740

		27,432,409

Airlines (0.2%)
AMR Corp.*	151,600	609,432
Continental Airlines, Inc., Class B*	65,800	582,988
Copa Holdings S.A., Class A	16,000	653,120
Delta Air Lines, Inc.*	410,600	2,377,374
Southwest Airlines Co.	123,000	827,790

		5,050,704

Building Products (0.1%)
Armstrong World Industries, Inc.*	4,700	77,503
Lennox International, Inc.	24,800	796,328
Masco Corp.	90,000	862,200
Owens Corning, Inc.*	19,900	254,322

		1,990,353

Commercial Services & Supplies (0.7%)
Avery Dennison Corp.	11,200	287,616
Brink’s Co.	24,200	702,526
Cintas Corp.	12,600	287,784
Copart, Inc.*	35,500	1,230,785
Corrections Corp. of America*	6,900	117,231
Iron Mountain, Inc.*	96,000	2,760,000
R.R. Donnelley & Sons Co.	28,100	326,522
Republic Services, Inc.	54,300	1,325,463
Stericycle, Inc.*	45,200	2,329,156

See Notes to Financial Statements. 98

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Waste Connections, Inc.*	31,300	$810,983
Waste Management, Inc.	234,900	6,614,784

		16,792,850

Construction & Engineering (0.4%)
Aecom Technology Corp.*	50,300	1,609,600
Fluor Corp.	95,700	4,908,453
Jacobs Engineering Group, Inc.*	65,700	2,765,313
Shaw Group, Inc.*	36,100	989,501
URS Corp.*	5,500	272,360

		10,545,227

Electrical Equipment (1.0%)
AMETEK, Inc.	57,200	1,977,976
Cooper Industries Ltd., Class A	21,800	676,890
Emerson Electric Co.	399,900	12,956,760
First Solar, Inc.*	27,400	4,442,088
Hubbell, Inc., Class B	3,500	112,210
Rockwell Automation, Inc.	7,500	240,900
Roper Industries, Inc.	41,400	1,875,834
SunPower Corp., Class A*	51,300	1,366,632
Thomas & Betts Corp.*	8,900	256,854

		23,906,144

Industrial Conglomerates (1.0%)
3M Co.	369,600	22,212,960
Carlisle Cos., Inc.	8,800	211,552
McDermott International, Inc.*	121,600	2,469,696

		24,894,208

Machinery (1.4%)
Bucyrus International, Inc.	9,000	257,040
Caterpillar, Inc.	160,100	5,289,704
Crane Co.	13,500	301,185
Cummins, Inc.	35,400	1,246,434
Danaher Corp.	85,600	5,284,944
Deere & Co.	55,800	2,229,210
Donaldson Co., Inc.	41,100	1,423,704
Dover Corp.	70,100	2,319,609
Flowserve Corp.	29,800	2,080,338
Graco, Inc.	14,500	319,290
Harsco Corp.	31,200	882,960
IDEX Corp.	25,300	621,621
Joy Global, Inc.	47,700	1,703,844
Navistar International Corp.*	33,400	1,456,240
PACCAR, Inc.	178,800	5,812,788
Pall Corp.	62,600	1,662,656
Pentair, Inc.	14,500	371,490
Toro Co.	19,000	568,100
Valmont Industries, Inc.	11,300	814,504
Wabtec Corp.	25,400	817,118

		35,462,779

Marine (0.0%)
Kirby Corp.*	5,900	187,561

Professional Services (0.3%)
Dun & Bradstreet Corp.	28,300	2,298,243
Equifax, Inc.	52,500	1,370,250
FTI Consulting, Inc.*	27,300	1,384,656
IHS, Inc., Class A*	25,400	1,266,698
Monster Worldwide, Inc.*	39,200	462,952
Robert Half International, Inc.	81,300	1,920,306

		8,703,105

Road & Rail (0.5%)
Con-way, Inc.	8,200	289,542
J.B. Hunt Transport Services, Inc.	46,500	1,419,645
Kansas City Southern*	22,100	356,031
Landstar System, Inc.	27,300	980,343

	Number of Shares	Value (Note 1)
Norfolk Southern Corp.	25,400	$956,818
Union Pacific Corp.	142,500	7,418,550

		11,420,929

Trading Companies & Distributors (0.3%)
Fastenal Co.	70,400	2,335,168
GATX Corp.	10,800	277,776
MSC Industrial Direct Co., Class A	22,700	805,396
W.W. Grainger, Inc.	32,800	2,685,664
WESCO International, Inc.*	11,800	295,472

		6,399,476

Total Industrials		246,028,794

Information Technology (31.1%)
Communications Equipment (4.4%)
Brocade Communications Systems, Inc.*	72,400	566,168
Ciena Corp.*	5,200	53,820
Cisco Systems, Inc.*	3,069,800	57,221,072
F5 Networks, Inc.*	41,800	1,445,862
Harris Corp.	55,200	1,565,472
JDS Uniphase Corp.*	58,400	334,048
Juniper Networks, Inc.*	278,400	6,570,240
Motorola, Inc.	78,000	517,140
QUALCOMM, Inc.	880,840	39,813,968

		108,087,790

Computers & Peripherals (8.3%)
Apple, Inc.*	474,800	67,625,764
Dell, Inc.*	911,700	12,517,641
Diebold, Inc.	30,900	814,524
EMC Corp.*	111,400	1,459,340
Hewlett-Packard Co.	985,100	38,074,115
International Business Machines Corp.	703,300	73,438,586
NCR Corp.*	84,400	998,452
NetApp, Inc.*	177,100	3,492,412
QLogic Corp.*	63,200	801,376
SanDisk Corp.*	58,100	853,489
Seagate Technology	235,600	2,464,376
Teradata Corp.*	74,900	1,754,907
Western Digital Corp.*	106,900	2,832,850

		207,127,832

Electronic Equipment, Instruments & Components (1.0%)
Agilent Technologies, Inc.*	182,500	3,706,575
Amphenol Corp., Class A	91,200	2,885,568
Arrow Electronics, Inc.*	26,400	560,736
Avnet, Inc.*	26,900	565,707
AVX Corp.	5,600	55,608
Corning, Inc.	706,200	11,341,572
Dolby Laboratories, Inc., Class A*	27,900	1,040,112
FLIR Systems, Inc.*	79,900	1,802,544
Itron, Inc.*	19,600	1,079,372
Jabil Circuit, Inc.	49,700	368,774
Molex, Inc.	6,000	93,300
National Instruments Corp.	30,200	681,312
Trimble Navigation Ltd.*	63,600	1,248,468
Vishay Intertechnology, Inc.*	21,100	143,269

		25,572,917

Internet Software & Services (2.9%)
Akamai Technologies, Inc.*	91,900	1,762,642
eBay, Inc.*	138,600	2,374,218
Equinix, Inc.*	20,200	1,469,348
Google, Inc., Class A*	127,500	53,752,725
IAC/InterActiveCorp*	25,400	407,670
Sohu.com, Inc.*	16,000	1,005,280

See Notes to Financial Statements. 99

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
VeriSign, Inc.*	102,600	$1,896,048
WebMD Health Corp., Class A*	4,300	128,656
Yahoo!, Inc.*	591,000	9,255,060

		72,051,647

IT Services (3.0%)
Accenture Ltd., Class A	326,300	10,917,998
Affiliated Computer Services, Inc., Class A*	29,300	1,301,506
Alliance Data Systems Corp.*	30,900	1,272,771
Amdocs Ltd.*	14,600	313,170
Automatic Data Processing, Inc.	267,000	9,462,480
Broadridge Financial Solutions, Inc.	46,300	767,654
Cognizant Technology Solutions Corp., Class A*	155,500	4,151,850
Convergys Corp.*	6,700	62,176
DST Systems, Inc.*	18,000	665,100
Fidelity National Information Services, Inc.	38,200	762,472
Fiserv, Inc.*	82,800	3,783,960
Genpact Ltd.*	33,200	390,100
Global Payments, Inc.	42,800	1,603,288
Hewitt Associates, Inc., Class A*	44,400	1,322,232
Lender Processing Services, Inc.	50,800	1,410,716
Mastercard, Inc., Class A	45,300	7,579,143
Metavante Technologies, Inc.*	47,700	1,233,522
NeuStar, Inc., Class A*	38,400	850,944
Paychex, Inc.	171,300	4,316,760
SAIC, Inc.*	81,800	1,517,390
Total System Services, Inc.	62,100	831,519
Visa, Inc., Class A	239,200	14,892,592
Western Union Co.	373,200	6,120,480

		75,529,823

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	28,700	679,042

Semiconductors & Semiconductor Equipment (3.6%)
Advanced Micro Devices, Inc.*	156,600	606,042
Altera Corp.	156,100	2,541,308
Analog Devices, Inc.	155,000	3,840,900
Broadcom Corp., Class A*	261,500	6,482,585
Cree, Inc.*	47,300	1,390,147
Cypress Semiconductor Corp.*	69,400	638,480
Integrated Device Technology, Inc.*	18,700	112,948
Intel Corp.	1,833,990	30,352,535
International Rectifier Corp.*	16,900	250,289
Intersil Corp., Class A	32,300	406,011
Lam Research Corp.*	67,200	1,747,200
Linear Technology Corp.	118,300	2,762,305
Marvell Technology Group Ltd.*	246,600	2,870,424
Maxim Integrated Products, Inc.	136,100	2,135,409
MEMC Electronic Materials, Inc.*	118,900	2,117,609
Microchip Technology, Inc.	88,700	2,000,185
Micron Technology, Inc.*	79,300	401,258
National Semiconductor Corp.	122,200	1,533,610
Novellus Systems, Inc.*	31,400	524,380
Nvidia Corp.*	290,700	3,282,003
ON Semiconductor Corp.*	223,700	1,534,582
Rambus, Inc.*	55,600	861,244
Silicon Laboratories, Inc.*	23,800	902,972
Teradyne, Inc.*	92,100	631,806
Texas Instruments, Inc.	677,700	14,435,010
Varian Semiconductor Equipment Associates, Inc.*	38,900	933,211

	Number of Shares	Value (Note 1)
Xilinx, Inc.	145,800	$2,983,068

		88,277,521

Software (7.9%)
Activision Blizzard, Inc.*	172,900	2,183,727
Adobe Systems, Inc.*	278,700	7,887,210
ANSYS, Inc.*	46,600	1,452,056
Autodesk, Inc.*	82,200	1,560,156
BMC Software, Inc.*	98,400	3,324,936
CA, Inc.	161,300	2,811,459
Cadence Design Systems, Inc.*	140,200	827,180
Citrix Systems, Inc.*	96,300	3,071,007
Electronic Arts, Inc.*	171,900	3,733,668
FactSet Research Systems, Inc.	22,200	1,107,114
Intuit, Inc.*	171,900	4,840,704
Macrovision Solutions Corp.*	37,200	811,332
McAfee, Inc.*	82,700	3,489,113
Micros Systems, Inc.*	42,800	1,083,696
Microsoft Corp.	4,101,900	97,502,163
Novell, Inc.*	83,400	377,802
Nuance Communications, Inc.*	105,100	1,270,659
Oracle Corp.	2,034,260	43,573,849
Red Hat, Inc.*	100,500	2,023,065
Salesforce.com, Inc.*	57,600	2,198,592
Sybase, Inc.*	44,300	1,388,362
Symantec Corp.*	436,900	6,798,164
Synopsys, Inc.*	48,100	938,431
VMware, Inc., Class A*	27,300	744,471

		194,998,916

Total Information Technology		772,325,488

Materials (3.8%)
Chemicals (2.6%)
Air Products & Chemicals, Inc.	38,600	2,493,174
Albemarle Corp.	2,800	71,596
Ashland, Inc.	2,900	81,345
Celanese Corp., Class A	76,300	1,812,125
CF Industries Holdings, Inc.	21,400	1,586,596
E.I. du Pont de Nemours & Co.	159,200	4,078,704
Ecolab, Inc.	125,900	4,908,841
FMC Corp.	32,900	1,556,170
International Flavors & Fragrances, Inc.	39,500	1,292,440
Intrepid Potash, Inc.*	20,400	572,832
Lubrizol Corp.	31,300	1,480,803
Monsanto Co.	290,500	21,595,770
Mosaic Co.	84,200	3,730,060
Nalco Holding Co.	73,500	1,237,740
Praxair, Inc.	163,700	11,634,159
RPM International, Inc.	36,000	505,440
Scotts Miracle-Gro Co., Class A	23,800	834,190
Sigma-Aldrich Corp.	65,000	3,221,400
Terra Industries, Inc.	36,300	879,186
Valhi, Inc.	600	4,458

		63,577,029

Construction Materials (0.0%)
Eagle Materials, Inc.	23,200	585,568
Martin Marietta Materials, Inc.	9,100	717,808

		1,303,376

Containers & Packaging (0.3%)
Ball Corp.	32,500	1,467,700
Crown Holdings, Inc.*	85,100	2,054,314
Owens-Illinois, Inc.*	73,000	2,044,730
Packaging Corp. of America	5,300	85,860

See Notes to Financial Statements. 100

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Pactiv Corp.*	57,500	$1,247,750

		6,900,354

Metals & Mining (0.9%)
Alcoa, Inc.	240,000	2,479,200
Cliffs Natural Resources, Inc.	6,700	163,949
Compass Minerals International, Inc.	9,300	510,663
Freeport-McMoRan Copper & Gold, Inc.	133,000	6,664,630
Newmont Mining Corp.	254,800	10,413,676
Royal Gold, Inc.	5,500	229,350
Schnitzer Steel Industries, Inc., Class A	9,000	475,740
Southern Copper Corp.	68,900	1,408,316
Walter Energy, Inc.	28,100	1,018,344

		23,363,868

Total Materials		95,144,627

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp.	72,300	516,222
tw telecom, Inc.*	79,300	814,411
Windstream Corp.	107,800	901,208

		2,231,841

Wireless Telecommunication Services (0.5%)
American Tower Corp., Class A*	211,700	6,674,901
Crown Castle International Corp.*	55,500	1,333,110
Leap Wireless International, Inc.*	24,100	793,613
MetroPCS Communications, Inc.*	134,800	1,794,188
NII Holdings, Inc.*	4,600	87,722
SBA Communications Corp., Class A*	61,900	1,519,026

		12,202,560

Total Telecommunication Services		14,434,401

Utilities (1.0%)
Electric Utilities (0.5%)
Allegheny Energy, Inc.	55,100	1,413,315
DPL, Inc.	7,800	180,726
Exelon Corp.	30,500	1,561,905
FPL Group, Inc.	28,700	1,631,882
ITC Holdings Corp.	26,500	1,202,040
NV Energy, Inc.	53,200	574,028
PPL Corp.	200,100	6,595,296

		13,159,192

Gas Utilities (0.1%)
EQT Corp.	69,700	2,433,227

Independent Power Producers & Energy Traders (0.3%)
AES Corp.*	285,900	3,319,299
Calpine Corp.*	96,400	1,074,860
Constellation Energy Group, Inc.	81,900	2,176,902
Ormat Technologies, Inc.	10,400	419,224

		6,990,285

Multi-Utilities (0.1%)
CenterPoint Energy, Inc.	156,100	1,729,588
Integrys Energy Group, Inc.	8,900	266,911

		1,996,499

Water Utilities (0.0%)
American Water Works Co., Inc.	4,400	84,084

Total Utilities		24,663,287

Total Common Stocks (99.0%) (Cost $2,115,433,143)		2,461,178,089

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.2%)
JPMorgan Chase Nassau
0.000%, 7/1/09 (Amortized Cost $6,214,271)	$6,214,271	$6,214,271

Total Investments (99.2%) (Cost/Amortized Cost $2,121,647,414)		2,467,392,360
Other Assets Less Liabilities (0.8%)		19,516,294

Net Assets (100%)		$2,486,908,654

*	Non-income producing.

See Notes to Financial Statements. 101

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	454	September-09	$20,881,750	$20,781,850	$(99,900)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$252,065,566	$–	$–	$252,065,566
Consumer Staples	403,254,293	–	–	403,254,293
Energy	106,458,052	–	–	106,458,052
Financials	122,770,852	–	–	122,770,852
Health Care	424,032,729	–	–	424,032,729
Industrials	246,028,794	–	–	246,028,794
Information Technology	772,325,488	–	–	772,325,488
Materials	95,144,627	–	–	95,144,627
Telecommunication Services	14,434,401	–	–	14,434,401
Utilities	24,663,287	–	–	24,663,287
Short-Term Investments	–	6,214,271	–	6,214,271
Total Asset	$2,461,178,089	$6,214,271	$–	$2,467,392,360
Liability:
Futures	$(99,900)	$–	$–	$(99,900)
Total Liability	$(99,900)	$–	$–	$(99,900)
Total	$2,461,078,189	$6,214,271	$–	$2,467,292,460

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

See Notes to Financial Statements. 102

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(99,900	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(99,900)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(152,071)	–	–	(152,071)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(152,071)	$–	$–	$(152,071)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(106,272)	–	–	(106,272)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(106,272)	$–	$–	$(106,272)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,143,715,732
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$575,628,236

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$349,338,634
Aggregate gross unrealized depreciation	(13,829,683)

Net unrealized appreciation	$335,508,951

Federal income tax cost of investments	$2,131,883,409

The Portfolio has a net capital loss carryforward of $475,976,736 of which $44,749,118 expires in the year 2009, $258,581,589 expires in the year 2010, $103,882,638 expires in the year 2011, and $68,763,391 expires in the year 2016.

See Notes to Financial Statements. 103

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.9%)
Auto Components (0.2%)
BorgWarner, Inc.	26,846	$916,791
Gentex Corp.	35,792	415,187
Goodyear Tire & Rubber Co.*	60,015	675,769
Johnson Controls, Inc.	81,127	1,762,078
WABCO Holdings, Inc.	16,755	296,564

		4,066,389

Automobiles (0.0%)
Thor Industries, Inc.	4,618	84,833

Distributors (0.0%)
LKQ Corp.*	34,814	572,690

Diversified Consumer Services (0.4%)
Apollo Group, Inc., Class A*	32,993	2,346,462
Brink’s Home Security Holdings, Inc.*	11,415	323,159
Career Education Corp.*	16,800	418,152
DeVry, Inc.	15,485	774,870
H&R Block, Inc.	84,380	1,453,867
Hillenbrand, Inc.	5,894	98,076
ITT Educational Services, Inc.*	9,258	931,910
Strayer Education, Inc.	3,303	720,417
Weight Watchers International, Inc.	811	20,900

		7,087,813

Hotels, Restaurants & Leisure (4.1%)
Brinker International, Inc.	25,311	431,046
Burger King Holdings, Inc.	26,383	455,635
Carnival Corp.	49,442	1,274,120
Chipotle Mexican Grill, Inc., Class A*	7,753	620,240
Choice Hotels International, Inc.	2,048	54,497
Darden Restaurants, Inc.	33,235	1,096,090
International Game Technology	61,232	973,589
Las Vegas Sands Corp.*	56,232	441,984
Marriott International, Inc., Class A	34,919	770,668
McDonald’s Corp.	1,015,722	58,393,858
MGM MIRAGE*	22,522	143,916
Panera Bread Co., Class A*	6,691	333,613
Royal Caribbean Cruises Ltd.	10,000	135,400
Scientific Games Corp., Class A*	14,504	228,728
Starbucks Corp.*	182,740	2,538,259
Starwood Hotels & Resorts Worldwide, Inc.	7,541	167,410
Tim Hortons, Inc.	43,871	1,076,594
Wendy’s/Arby’s Group, Inc., Class A	36,400	145,600
WMS Industries, Inc.*	10,800	340,308
Wyndham Worldwide Corp.	19,500	236,340
Yum! Brands, Inc.	114,652	3,822,498

		73,680,393

Household Durables (0.1%)
Garmin Ltd.	22,901	545,502
Harman International Industries, Inc.	10,409	195,689
Leggett & Platt, Inc.	24,200	368,566
M.D.C. Holdings, Inc.	3,500	105,385
Newell Rubbermaid, Inc.	11,200	116,592
NVR, Inc.*	225	113,038
Pulte Homes, Inc.	9,550	84,326
Snap-On, Inc.	3,900	112,086

		1,641,184

Internet & Catalog Retail (0.5%)
Amazon.com, Inc.*	81,655	6,831,257
Expedia, Inc.*	41,500	627,065

	Number of Shares	Value (Note 1)
Netflix, Inc.*	10,500	$434,070
priceline.com, Inc.*	10,309	1,149,969

		9,042,361

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	18,548	449,604
Mattel, Inc.	69,100	1,109,055

		1,558,659

Media (0.6%)
Comcast Corp., Class A	53,542	775,824
CTC Media, Inc.*	8,423	99,560
DIRECTV Group, Inc.*	114,116	2,819,806
Discovery Communications, Inc., Class C*	65,000	1,334,450
Interactive Data Corp.	4,200	97,188
John Wiley & Sons, Inc., Class A	9,388	312,151
Marvel Entertainment, Inc.*	12,100	430,639
McGraw-Hill Cos., Inc.	78,093	2,351,380
Morningstar, Inc.*	3,922	161,704
Omnicom Group, Inc.	77,202	2,438,039
Regal Entertainment Group, Class A	10,300	136,887
Scripps Networks Interactive, Inc., Class A	13,000	361,790
Warner Music Group Corp.*	1,300	7,605

		11,327,023

Multiline Retail (0.8%)
Big Lots, Inc.*	2,302	48,411
Dollar Tree, Inc.*	21,502	905,234
Family Dollar Stores, Inc.	34,864	986,651
Kohl’s Corp.*	70,891	3,030,590
Nordstrom, Inc.	42,575	846,817
Target Corp.	186,787	7,372,483

		13,190,186

Specialty Retail (1.6%)
Aaron’s, Inc.	11,900	354,858
Abercrombie & Fitch Co., Class A	10,830	274,974
Advance Auto Parts, Inc.	23,523	975,969
Aeropostale, Inc.*	16,700	572,309
American Eagle Outfitters, Inc.	42,334	599,873
AutoZone, Inc.*	7,919	1,196,640
Barnes & Noble, Inc.	1,900	39,197
Bed Bath & Beyond, Inc.*	64,746	1,990,939
Best Buy Co., Inc.	83,614	2,800,233
CarMax, Inc.*	38,884	571,595
Chico’s FAS, Inc.*	41,300	401,849
Dick’s Sporting Goods, Inc.*	19,590	336,948
Foot Locker, Inc.	17,100	179,037
GameStop Corp., Class A*	35,932	790,863
Gap, Inc.	105,804	1,735,186
Guess?, Inc.	13,729	353,934
Home Depot, Inc.	28,200	666,366
Limited Brands, Inc.	43,953	526,117
Lowe’s Cos., Inc.	115,345	2,238,846
Office Depot, Inc.*	12,400	56,544
O’Reilly Automotive, Inc.*	33,727	1,284,324
Penske Automotive Group, Inc.	3,400	56,576
PetSmart, Inc.	29,820	639,937
RadioShack Corp.	4,100	57,236
Ross Stores, Inc.	31,743	1,225,280
Sherwin-Williams Co.	21,025	1,130,094
Staples, Inc.	177,693	3,584,068
Tiffany & Co.	29,524	748,729
TJX Cos., Inc.	102,150	3,213,639
Urban Outfitters, Inc.*	31,878	665,294

See Notes to Financial Statements. 104

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Williams-Sonoma, Inc.	9,468	$112,385

		29,379,839

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	78,920	2,121,369
Hanesbrands, Inc.*	24,164	362,702
NIKE, Inc., Class B	89,694	4,644,355
Phillips-Van Heusen Corp.	8,262	237,037
Polo Ralph Lauren Corp.	13,117	702,284
VF Corp.	4,900	271,215

		8,338,962

Total Consumer Discretionary		159,970,332

Consumer Staples (12.2%)
Beverages (2.5%)
Brown-Forman Corp., Class B	18,019	774,457
Coca-Cola Co.	451,929	21,688,073
Coca-Cola Enterprises, Inc.	65,200	1,085,580
Hansen Natural Corp.*	17,037	525,080
Molson Coors Brewing Co., Class B	1,800	76,194
Pepsi Bottling Group, Inc.	28,000	947,520
PepsiCo, Inc.	386,661	21,250,888

		46,347,792

Food & Staples Retailing (4.5%)
BJ’s Wholesale Club, Inc.*	2,400	77,352
Costco Wholesale Corp.	107,761	4,924,678
CVS Caremark Corp.	663,819	21,155,912
Kroger Co.	136,565	3,011,258
Sysco Corp.	146,524	3,293,860
Walgreen Co.	246,280	7,240,632
Wal-Mart Stores, Inc.	839,296	40,655,498
Whole Foods Market, Inc.	22,783	432,421

		80,791,611

Food Products (0.8%)
Archer-Daniels-Midland Co.	89,400	2,393,238
Campbell Soup Co.	33,181	976,185
Dean Foods Co.*	44,655	856,929
Flowers Foods, Inc.	15,900	347,256
General Mills, Inc.	33,681	1,886,809
Green Mountain Coffee Roasters, Inc.*	7,400	437,488
H.J. Heinz Co.	63,321	2,260,560
Hershey Co.	22,250	801,000
Hormel Foods Corp.	1,700	58,718
Kellogg Co.	63,217	2,944,016
McCormick & Co., Inc. (Non-Voting)	32,311	1,051,077
Sara Lee Corp.	42,800	417,728

		14,431,004

Household Products (2.3%)
Church & Dwight Co., Inc.	16,760	910,236
Clorox Co.	30,593	1,708,007
Colgate-Palmolive Co.	124,050	8,775,297
Energizer Holdings, Inc.*	14,459	755,338
Kimberly-Clark Corp.	89,498	4,692,380
Procter & Gamble Co.	474,106	24,226,817

		41,068,075

Personal Products (0.3%)
Alberto-Culver Co.	18,020	458,248
Avon Products, Inc.	106,031	2,733,479
Estee Lauder Cos., Inc., Class A	27,506	898,621
Herbalife Ltd.	14,622	461,178
Mead Johnson Nutrition Co., Class A*	4,800	152,496

	Number of Shares	Value (Note 1)
NBTY, Inc.*	9,215	$259,126

		4,963,148

Tobacco (1.8%)
Altria Group, Inc.	513,535	8,416,839
Lorillard, Inc.	36,919	2,502,001
Philip Morris International, Inc.	487,115	21,247,956

		32,166,796

Total Consumer Staples		219,768,426

Energy (5.1%)
Energy Equipment & Services (2.3%)
Atwood Oceanics, Inc.*	12,576	313,268
Cameron International Corp.*	53,898	1,525,313
Diamond Offshore Drilling, Inc.	17,123	1,422,065
Dresser-Rand Group, Inc.*	20,052	523,357
ENSCO International, Inc.	9,959	347,270
Exterran Holdings, Inc.*	7,200	115,488
FMC Technologies, Inc.*	30,547	1,147,956
Helmerich & Payne, Inc.	8,200	253,134
Oceaneering International, Inc.*	13,581	613,861
Patterson-UTI Energy, Inc.	5,510	70,859
Pride International, Inc.*	20,144	504,809
Rowan Cos., Inc.	4,984	96,291
Schlumberger Ltd.	134,932	7,301,171
Smith International, Inc.	32,432	835,124
Transocean Ltd.*	347,309	25,801,586

		40,871,552

Oil, Gas & Consumable Fuels (2.8%)
Alpha Natural Resources, Inc.*	17,741	466,056
CNX Gas Corp.*	6,780	178,111
Consol Energy, Inc.	44,821	1,522,121
Continental Resources, Inc.*	3,642	101,065
El Paso Corp.	48,437	447,074
EXCO Resources, Inc.*	30,500	394,060
Exxon Mobil Corp.	312,695	21,860,507
Forest Oil Corp.*	10,200	152,184
Foundation Coal Holdings, Inc.	11,214	315,226
Frontier Oil Corp.	24,039	315,151
Holly Corp.	9,691	174,244
Mariner Energy, Inc.*	19,920	234,060
Massey Energy Co.	16,968	331,555
Peabody Energy Corp.	65,298	1,969,388
Petrohawk Energy Corp.*	68,424	1,525,855
Petroleo Brasileiro S.A. (ADR)	393,280	16,116,614
Plains Exploration & Production Co.*	16,175	442,548
Quicksilver Resources, Inc.*	28,074	260,807
Range Resources Corp.	5,712	236,534
Southwestern Energy Co.*	85,328	3,314,993
St. Mary Land & Exploration Co.	3,859	80,537
Teekay Corp.	4,600	96,738
Tesoro Corp.	13,953	177,622

		50,713,050

Total Energy		91,584,602

Financials (8.7%)
Capital Markets (2.8%)
Affiliated Managers Group, Inc.*	10,154	590,861
Ameriprise Financial, Inc.	4,300	104,361
Bank of New York Mellon Corp.	60,900	1,784,979
BlackRock, Inc.	1,737	304,705
Charles Schwab Corp.	235,797	4,135,879
Eaton Vance Corp.	28,990	775,483
Federated Investors, Inc., Class B	21,592	520,151
Franklin Resources, Inc.	16,843	1,212,864

See Notes to Financial Statements. 105

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
GLG Partners, Inc.	47,231	$193,175
Goldman Sachs Group, Inc.	148,999	21,968,413
Greenhill & Co., Inc.	5,100	368,271
Invesco Ltd.	8,248	146,979
Investment Technology Group, Inc.*	936	19,085
Janus Capital Group, Inc.	34,026	387,896
Jefferies Group, Inc.*	21,800	464,994
Lazard Ltd., Class A	17,754	477,938
Morgan Stanley	221,394	6,311,943
Northern Trust Corp.	59,875	3,214,090
SEI Investments Co.	31,210	563,028
State Street Corp.	65,391	3,086,455
T. Rowe Price Group, Inc.	63,407	2,642,170
TD Ameritrade Holding Corp.*	64,898	1,138,311
Waddell & Reed Financial, Inc., Class A	19,981	526,899

		50,938,930

Commercial Banks (2.0%)
BOK Financial Corp.	1,700	64,039
CapitalSource, Inc.	9,200	44,896
Commerce Bancshares, Inc./Missouri	5,100	162,333
U.S. Bancorp	828,627	14,848,996
Wells Fargo & Co.	840,693	20,395,212

		35,515,476

Consumer Finance (0.3%)
American Express Co.	159,271	3,701,458
AmeriCredit Corp.*	6,800	92,140
Capital One Financial Corp.	31,600	691,408
SLM Corp.*	25,148	258,270

		4,743,276

Diversified Financial Services (2.5%)
Bank of America Corp.	1,485,897	19,613,840
CME Group, Inc.	947	294,621
IntercontinentalExchange, Inc.*	18,104	2,068,201
JPMorgan Chase & Co.	616,605	21,032,397
Leucadia National Corp.*	16,900	356,421
Moody’s Corp.	46,600	1,227,910
MSCI, Inc., Class A*	24,892	608,360
NASDAQ OMX Group, Inc.*	17,515	373,245
NYSE Euronext	16,609	452,595

		46,027,590

Insurance (0.6%)
Aflac, Inc.	116,038	3,607,622
American International Group, Inc.	227,700	264,132
Arthur J. Gallagher & Co.	23,100	492,954
Axis Capital Holdings Ltd.	10,044	262,952
Brown & Brown, Inc.	21,270	423,911
CNA Financial Corp.	3,100	47,957
Endurance Specialty Holdings Ltd.	4,100	120,130
Erie Indemnity Co., Class A	5,107	182,626
Fidelity National Financial, Inc., Class A	8,600	116,358
Genworth Financial, Inc., Class A	45,800	320,142
Lincoln National Corp.	19,700	339,037
Marsh & McLennan Cos., Inc.	9,700	195,261
Principal Financial Group, Inc.	77,200	1,454,448
Progressive Corp.*	17,300	261,403
Prudential Financial, Inc.	54,664	2,034,594
Reinsurance Group of America, Inc.	1,400	48,874
Validus Holdings Ltd.	3,400	74,732

	Number of Shares	Value (Note 1)
W.R. Berkley Corp.	10,940	$234,882

		10,482,015

Real Estate Investment Trusts (REITs) (0.4%)
Alexandria Real Estate Equities, Inc. (REIT)	2,100	75,159
Digital Realty Trust, Inc. (REIT)	18,872	676,561
Federal Realty Investment Trust (REIT)	1,951	100,516
HCP, Inc. (REIT)	26,500	561,535
Health Care REIT, Inc. (REIT)	13,863	472,728
Macerich Co. (REIT)	591	10,408
Nationwide Health Properties, Inc. (REIT)	19,192	494,002
Plum Creek Timber Co., Inc. (REIT)	14,422	429,487
Public Storage (REIT)	33,400	2,187,032
Rayonier, Inc. (REIT)	8,900	323,515
Simon Property Group, Inc. (REIT)	25,037	1,287,653

		6,618,596

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	54,352	508,735
St. Joe Co.*	22,941	607,707

		1,116,442

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial	4,986	191,113
Hudson City Bancorp, Inc.	64,464	856,727

		1,047,840

Total Financials		156,490,165

Health Care (12.2%)
Biotechnology (3.1%)
Abraxis Bioscience, Inc.*	1,485	54,737
Alexion Pharmaceuticals, Inc.*	20,400	838,848
Amgen, Inc.*	251,400	13,309,116
Amylin Pharmaceuticals, Inc.*	34,819	470,057
Biogen Idec, Inc.*	71,613	3,233,327
BioMarin Pharmaceutical, Inc.*	22,571	352,333
Celgene Corp.*	114,346	5,470,313
Cephalon, Inc.*	17,733	1,004,574
Dendreon Corp.*	28,700	713,195
Genzyme Corp.*	66,967	3,728,053
Gilead Sciences, Inc.*	505,349	23,670,547
Myriad Genetics, Inc.*	23,700	844,905
OSI Pharmaceuticals, Inc.*	14,400	406,512
United Therapeutics Corp.*	5,800	483,314
Vertex Pharmaceuticals, Inc.*	41,895	1,493,138

		56,072,969

Health Care Equipment & Supplies (2.3%)
Baxter International, Inc.	150,231	7,956,234
Beckman Coulter, Inc.	18,015	1,029,377
Becton, Dickinson & Co.	59,453	4,239,594
Boston Scientific Corp.*	133,202	1,350,668
C.R. Bard, Inc.	24,698	1,838,766
DENTSPLY International, Inc.	36,847	1,124,571
Edwards Lifesciences Corp.*	13,951	949,087
Gen-Probe, Inc.*	13,233	568,754
Hill-Rom Holdings, Inc.	6,237	101,164
Hologic, Inc.*	6,283	89,407
Hospira, Inc.*	39,891	1,536,601
Idexx Laboratories, Inc.*	14,134	652,991
Intuitive Surgical, Inc.*	9,199	1,505,508
Inverness Medical Innovations, Inc.*	8,985	319,686
Kinetic Concepts, Inc.*	5,371	146,360
Medtronic, Inc.	277,953	9,697,780

See Notes to Financial Statements. 106

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
ResMed, Inc.*	18,173	$740,186
St. Jude Medical, Inc.*	86,038	3,536,162
Stryker Corp.	84,019	3,338,915
Teleflex, Inc.	4,200	188,286
Varian Medical Systems, Inc.*	30,817	1,082,910

		41,993,007

Health Care Providers & Services (1.3%)
Aetna, Inc.	23,881	598,219
AmerisourceBergen Corp.	65,740	1,166,228
CIGNA Corp.	4,422	106,526
Community Health Systems, Inc.*	11,513	290,703
Coventry Health Care, Inc.*	9,088	170,036
DaVita, Inc.*	25,695	1,270,875
Express Scripts, Inc.*	61,502	4,228,262
Health Management Associates, Inc., Class A*	61,196	302,308
Henry Schein, Inc.*	22,433	1,075,662
Humana, Inc.*	15,426	497,643
Laboratory Corp. of America Holdings*	26,369	1,787,555
Lincare Holdings, Inc.*	15,405	362,326
McKesson Corp.	33,005	1,452,220
Medco Health Solutions, Inc.*	120,528	5,497,282
MEDNAX, Inc.*	3,660	154,196
Omnicare, Inc.	12,440	320,454
Patterson Cos., Inc.*	24,925	540,872
Quest Diagnostics, Inc.	38,532	2,174,361
Tenet Healthcare Corp.*	80,918	228,189
Universal Health Services, Inc., Class B	800	39,080
VCA Antech, Inc.*	19,653	524,735
WellPoint, Inc.*	8,557	435,466

		23,223,198

Health Care Technology (0.1%)
Allscripts-Misys Healthcare Solutions, Inc.	15,500	245,830
Cerner Corp.*	16,499	1,027,723
HLTH Corp.*	25,732	337,089
IMS Health, Inc.	8,426	107,010

		1,717,652

Life Sciences Tools & Services (0.5%)
Bio-Rad Laboratories, Inc., Class A*	4,800	362,304
Charles River Laboratories International, Inc.*	10,911	368,246
Covance, Inc.*	15,839	779,279
Illumina, Inc.*	30,509	1,188,020
Life Technologies Corp.*	38,429	1,603,258
Mettler-Toledo International, Inc.*	8,605	663,876
Millipore Corp.*	13,241	929,651
PerkinElmer, Inc.	6,263	108,976
Pharmaceutical Product Development, Inc.	25,110	583,054
Techne Corp.	9,091	580,097
Thermo Fisher Scientific, Inc.*	8,407	342,753
Waters Corp.*	24,532	1,262,662

		8,772,176

Pharmaceuticals (4.9%)
Abbott Laboratories, Inc.	588,094	27,663,942
Allergan, Inc.	75,598	3,596,953
Bristol-Myers Squibb Co.	272,514	5,534,759
Eli Lilly & Co.	131,885	4,568,496
Johnson & Johnson	529,622	30,082,530
Merck & Co., Inc.	95,250	2,663,190
Mylan, Inc.*	54,137	706,488

	Number of Shares	Value (Note 1)
Perrigo Co.	19,218	$533,876
Schering-Plough Corp.	342,472	8,602,897
Sepracor, Inc.*	25,635	443,998
Valeant Pharmaceuticals International*	16,900	434,668
Warner Chilcott Ltd., Class A*	20,708	272,310
Wyeth	74,200	3,367,938

		88,472,045

Total Health Care		220,251,047

Industrials (9.4%)
Aerospace & Defense (3.8%)
Alliant Techsystems, Inc.*	8,177	673,458
BE Aerospace, Inc.*	11,614	166,777
Boeing Co.	14,825	630,062
General Dynamics Corp.	331,083	18,338,687
Goodrich Corp.	30,716	1,534,879
Honeywell International, Inc.	184,758	5,801,401
ITT Corp.	4,506	200,517
Lockheed Martin Corp.	270,093	21,783,000
Northrop Grumman Corp.	9,541	435,833
Precision Castparts Corp.	34,795	2,541,079
Raytheon Co.	75,311	3,346,068
Rockwell Collins, Inc.	39,354	1,642,242
Spirit AeroSystems Holdings, Inc., Class A*	8,400	115,416
TransDigm Group, Inc.*	9,900	358,380
United Technologies Corp.	190,761	9,911,942

		67,479,741

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	42,058	2,193,325
Expeditors International of Washington, Inc.	52,700	1,757,018
United Parcel Service, Inc., Class B	171,713	8,583,933
UTi Worldwide, Inc.*	20,816	237,302

		12,771,578

Airlines (0.1%)
AMR Corp.*	70,785	284,556
Continental Airlines, Inc., Class B*	30,700	272,002
Copa Holdings S.A., Class A	7,450	304,109
Delta Air Lines, Inc.*	191,641	1,109,601
Southwest Airlines Co.	57,400	386,302

		2,356,570

Building Products (0.1%)
Lennox International, Inc.	11,969	384,324
Masco Corp.	42,000	402,360
Owens Corning, Inc.*	9,300	118,854

		905,538

Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	5,200	133,536
Brink’s Co.	11,315	328,474
Cintas Corp.	5,900	134,756
Copart, Inc.*	16,557	574,031
Corrections Corp. of America*	3,235	54,963
Iron Mountain, Inc.*	44,780	1,287,425
R.R. Donnelley & Sons Co.	13,100	152,222
Republic Services, Inc.	25,379	619,501
Stericycle, Inc.*	20,552	1,059,045
Waste Connections, Inc.*	14,600	378,286
Waste Management, Inc.	109,643	3,087,547

		7,809,786

Construction & Engineering (0.3%)
Aecom Technology Corp.*	22,808	729,856
Fluor Corp.	44,675	2,291,381

See Notes to Financial Statements. 107

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Jacobs Engineering Group, Inc.*	30,677	$1,291,195
Shaw Group, Inc.*	16,919	463,750
URS Corp.*	3,283	162,574

		4,938,756

Electrical Equipment (0.6%)
AMETEK, Inc.	26,646	921,419
Cooper Industries Ltd., Class A	10,218	317,269
Emerson Electric Co.	185,966	6,025,298
First Solar, Inc.*	12,762	2,068,976
Hubbell, Inc., Class B	1,671	53,572
Rockwell Automation, Inc.	3,555	114,187
Roper Industries, Inc.	19,272	873,214
SunPower Corp., Class A*	23,933	637,575
Thomas & Betts Corp.*	4,200	121,212

		11,132,722

Industrial Conglomerates (0.6%)
3M Co.	172,417	10,362,261
Carlisle Cos., Inc.	4,123	99,117
McDermott International, Inc.*	56,761	1,152,816

		11,614,194

Machinery (0.9%)
Bucyrus International, Inc.	4,192	119,724
Caterpillar, Inc.	74,697	2,467,989
Crane Co.	6,300	140,553
Cummins, Inc.	16,553	582,831
Danaher Corp.	39,957	2,466,945
Deere & Co.	25,997	1,038,580
Donaldson Co., Inc.	18,218	631,072
Dover Corp.	32,743	1,083,466
Flowserve Corp.	13,902	970,499
Graco, Inc.	6,760	148,855
Harsco Corp.	14,539	411,454
IDEX Corp.	11,853	291,228
Joy Global, Inc.	22,247	794,663
Navistar International Corp.*	15,600	680,160
PACCAR, Inc.	83,442	2,712,699
Pall Corp.	28,720	762,803
Pentair, Inc.	6,800	174,216
Toro Co.	8,036	240,276
Valmont Industries, Inc.	5,216	375,969
Wabtec Corp.	11,900	382,823

		16,476,805

Marine (0.0%)
Kirby Corp.*	2,730	86,787

Professional Services (0.2%)
Dun & Bradstreet Corp.	13,220	1,073,596
Equifax, Inc.	24,470	638,667
FTI Consulting, Inc.*	12,764	647,390
IHS, Inc., Class A*	11,877	592,306
Monster Worldwide, Inc.*	18,358	216,808
Robert Half International, Inc.	37,941	896,167

		4,064,934

Road & Rail (1.5%)
Con-way, Inc.	3,796	134,037
J.B. Hunt Transport Services, Inc.	21,722	663,173
Kansas City Southern*	10,319	166,239
Landstar System, Inc.	13,198	473,940
Norfolk Southern Corp.	11,844	446,163
Union Pacific Corp.	476,480	24,805,549

		26,689,101

Trading Companies & Distributors (0.2%)
Fastenal Co.	32,858	1,089,900
GATX Corp.	5,026	129,269

	Number of Shares	Value (Note 1)
MSC Industrial Direct Co., Class A	11,149	$395,566
W.W. Grainger, Inc.	15,232	1,247,196
WESCO International, Inc.*	5,514	138,071

		3,000,002

Total Industrials		169,326,514

Information Technology (26.1%)
Communications Equipment (4.2%)
Brocade Communications Systems, Inc.*	33,804	264,347
Ciena Corp.*	2,460	25,461
Cisco Systems, Inc.*	1,432,457	26,700,998
F5 Networks, Inc.*	20,325	703,042
Harris Corp.	25,769	730,809
JDS Uniphase Corp.*	31,580	180,638
Juniper Networks, Inc.*	202,389	4,776,380
Motorola, Inc.	36,400	241,332
QUALCOMM, Inc.	935,223	42,272,080

		75,895,087

Computers & Peripherals (7.5%)
Apple, Inc.*	363,942	51,836,259
Dell, Inc.*	425,388	5,840,577
Diebold, Inc.	14,037	370,015
EMC Corp.*	51,979	680,925
Hewlett-Packard Co.	459,651	17,765,511
International Business Machines Corp.	506,398	52,878,079
NCR Corp.*	39,378	465,842
NetApp, Inc.*	81,608	1,609,310
QLogic Corp.*	29,500	374,060
SanDisk Corp.*	27,188	399,392
Seagate Technology	109,922	1,149,784
Teradata Corp.*	34,990	819,816
Western Digital Corp.*	49,836	1,320,654

		135,510,224

Electronic Equipment, Instruments & Components (0.7%)
Agilent Technologies, Inc.*	85,216	1,730,737
Amphenol Corp., Class A	41,615	1,316,699
Arrow Electronics, Inc.*	12,280	260,827
Avnet, Inc.*	12,554	264,011
AVX Corp.	300	2,979
Corning, Inc.	329,562	5,292,766
Dolby Laboratories, Inc., Class A*	12,603	469,840
FLIR Systems, Inc.*	36,067	813,671
Itron, Inc.*	9,203	506,809
Jabil Circuit, Inc.	27,363	203,033
Molex, Inc.	2,815	43,773
National Instruments Corp.	12,871	290,370
Trimble Navigation Ltd.*	30,141	591,668
Vishay Intertechnology, Inc.*	9,900	67,221

		11,854,404

Internet Software & Services (2.7%)
Akamai Technologies, Inc.*	42,873	822,304
eBay, Inc.*	64,653	1,107,506
Equinix, Inc.*	9,455	687,757
Google, Inc., Class A*	93,355	39,357,534
IAC/InterActiveCorp*	11,924	191,380
Sohu.com, Inc.*	7,163	450,051
VeriSign, Inc.*	47,779	882,956
WebMD Health Corp., Class A*	1,227	36,712
Yahoo!, Inc.*	275,788	4,318,840

		47,855,040

IT Services (3.7%)
Accenture Ltd., Class A	152,214	5,093,080

See Notes to Financial Statements. 108

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Affiliated Computer Services, Inc., Class A*	13,658	$606,688
Alliance Data Systems Corp.*	14,768	608,294
Amdocs Ltd.*	6,793	145,710
Automatic Data Processing, Inc.	124,300	4,405,192
Broadridge Financial Solutions, Inc.	21,606	358,228
Cognizant Technology Solutions Corp., Class A*	72,525	1,936,418
DST Systems, Inc.*	7,922	292,718
Fidelity National Information Services, Inc.	17,840	356,086
Fiserv, Inc.*	38,668	1,767,128
Genpact Ltd.*	15,491	182,019
Global Payments, Inc.	19,932	746,653
Hewitt Associates, Inc., Class A*	20,726	617,220
Lender Processing Services, Inc.	23,724	658,815
Mastercard, Inc., Class A	101,771	17,027,306
Metavante Technologies, Inc.*	20,901	540,500
NeuStar, Inc., Class A*	17,938	397,506
Paychex, Inc.	79,976	2,015,395
SAIC, Inc.*	38,230	709,167
Total System Services, Inc.	28,984	388,096
Visa, Inc., Class A	402,793	25,077,892
Western Union Co.	174,146	2,855,994

		66,786,105

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	13,024	308,148

Semiconductors & Semiconductor Equipment (2.3%)
Advanced Micro Devices, Inc.*	73,090	282,858
Altera Corp.	71,182	1,158,843
Analog Devices, Inc.	72,290	1,791,346
Broadcom Corp., Class A*	123,711	3,066,796
Cree, Inc.*	22,107	649,725
Cypress Semiconductor Corp.*	33,883	311,724
Integrated Device Technology, Inc.*	15,143	91,464
Intel Corp.	855,744	14,162,563
International Rectifier Corp.*	7,944	117,651
Intersil Corp., Class A	15,064	189,354
Lam Research Corp.*	31,379	815,854
Linear Technology Corp.	55,180	1,288,453
Marvell Technology Group Ltd.*	115,438	1,343,698
Maxim Integrated Products, Inc.	63,500	996,315
MEMC Electronic Materials, Inc.*	54,322	967,475
Microchip Technology, Inc.	41,369	932,871
Micron Technology, Inc.*	30,671	155,195
National Semiconductor Corp.	55,981	702,561
Novellus Systems, Inc.*	14,678	245,123
Nvidia Corp.*	135,640	1,531,376
ON Semiconductor Corp.*	101,091	693,484
Rambus, Inc.*	25,978	402,399
Silicon Laboratories, Inc.*	11,826	448,678
Teradyne, Inc.*	42,945	294,603
Texas Instruments, Inc.	316,698	6,745,667
Varian Semiconductor Equipment Associates, Inc.*	18,524	444,391
Xilinx, Inc.	66,286	1,356,212

		41,186,679

Software (5.0%)
Activision Blizzard, Inc.*	80,705	1,019,304
Adobe Systems, Inc.*	130,101	3,681,858
ANSYS, Inc.*	20,802	648,190
Autodesk, Inc.*	38,381	728,472
BMC Software, Inc.*	45,256	1,529,200

	Number of Shares	Value (Note 1)
CA, Inc.	75,338	$1,313,141
Cadence Design Systems, Inc.*	65,400	385,860
Citrix Systems, Inc.*	44,927	1,432,722
Electronic Arts, Inc.*	80,225	1,742,487
FactSet Research Systems, Inc.	10,552	526,228
Intuit, Inc.*	80,198	2,258,376
Macrovision Solutions Corp.*	17,400	379,494
McAfee, Inc.*	38,617	1,629,251
Micros Systems, Inc.*	20,000	506,400
Microsoft Corp.	1,914,563	45,509,163
Novell, Inc.*	44,681	202,405
Nuance Communications, Inc.*	49,053	593,051
Oracle Corp.	949,248	20,332,892
Red Hat, Inc.*	46,879	943,674
Salesforce.com, Inc.*	26,861	1,025,285
Sybase, Inc.*	20,700	648,738
Symantec Corp.*	203,900	3,172,684
Synopsys, Inc.*	22,400	437,024
VMware, Inc., Class A*	12,711	346,629

		90,992,528

Total Information Technology		470,388,215

Materials (6.1%)
Chemicals (4.7%)
Air Products & Chemicals, Inc.	17,981	1,161,393
Albemarle Corp.	1,285	32,858
Ashland, Inc.	1,800	50,490
Celanese Corp., Class A	35,668	847,115
CF Industries Holdings, Inc.	11,325	839,636
Dow Chemical Co.	540,184	8,718,570
E.I. du Pont de Nemours & Co.	74,300	1,903,566
Ecolab, Inc.	58,770	2,291,442
FMC Corp.	15,360	726,528
International Flavors & Fragrances, Inc.	18,909	618,703
Intrepid Potash, Inc.*	9,517	267,237
Lubrizol Corp.	14,600	690,726
Monsanto Co.	319,980	23,787,313
Mosaic Co.	39,277	1,739,971
Nalco Holding Co.	34,317	577,898
Potash Corp. of Saskatchewan, Inc.	217,298	20,219,579
Praxair, Inc.	252,761	17,963,724
RPM International, Inc.	16,800	235,872
Scotts Miracle-Gro Co., Class A	11,068	387,933
Sigma-Aldrich Corp.	30,326	1,502,957
Terra Industries, Inc.	23,847	577,574
Valhi, Inc.	200	1,486

		85,142,571

Construction Materials (0.0%)
Eagle Materials, Inc.	10,876	274,510
Martin Marietta Materials, Inc.	4,246	334,925

		609,435

Containers & Packaging (0.2%)
Ball Corp.	15,134	683,452
Crown Holdings, Inc.*	39,708	958,551
Owens-Illinois, Inc.*	34,022	952,956
Packaging Corp. of America	4,620	74,844
Pactiv Corp.*	26,800	581,560

		3,251,363

Metals & Mining (1.2%)
Alcoa, Inc.	112,007	1,157,032
BHP Billiton plc (ADR)	227,532	10,343,605
Cliffs Natural Resources, Inc.	3,135	76,713
Compass Minerals International, Inc.	4,300	236,113

See Notes to Financial Statements. 109

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Freeport-McMoRan Copper & Gold, Inc.	62,100	$3,111,831
Newmont Mining Corp.	118,852	4,857,481
Royal Gold, Inc.	2,600	108,420
Schnitzer Steel Industries, Inc., Class A	4,200	222,012
Southern Copper Corp.	32,198	658,127
Walter Energy, Inc.	12,999	471,084

		21,242,418

Total Materials		110,245,787

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp.	33,722	240,775
tw telecom, Inc.*	37,000	379,990
Windstream Corp.	55,607	464,874

		1,085,639

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A*	98,764	3,114,029
Crown Castle International Corp.*	25,978	623,992
Leap Wireless International, Inc.*	11,249	370,430
MetroPCS Communications, Inc.*	62,876	836,879
NII Holdings, Inc.*	2,174	41,458
SBA Communications Corp., Class A*	27,324	670,531

		5,657,319

Total Telecommunication Services		6,742,958

Utilities (0.7%)
Electric Utilities (0.3%)
Allegheny Energy, Inc.	25,732	660,026
DPL, Inc.	3,667	84,964
Exelon Corp.	14,214	727,899
FPL Group, Inc.	13,400	761,924
ITC Holdings Corp.	12,400	562,464
NV Energy, Inc.	24,831	267,926
PPL Corp.	93,434	3,079,585

		6,144,788

Gas Utilities (0.1%)
EQT Corp.	32,521	1,135,308

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	133,409	1,548,879
Calpine Corp.*	45,027	502,051
Constellation Energy Group, Inc.	38,185	1,014,957
NRG Energy, Inc.*	33,829	878,201
Ormat Technologies, Inc.	4,900	197,519

		4,141,607

Multi-Utilities (0.1%)
CenterPoint Energy, Inc.	72,806	806,691
Integrys Energy Group, Inc.	4,200	125,958

		932,649

Water Utilities (0.0%)
American Water Works Co., Inc.	2,100	40,131

Total Utilities		12,394,483

Total Common Stocks (89.8%) (Cost $1,497,846,273)		1,617,162,529

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(8.9%)
iShares Morningstar Large Core Index Fund	25,020	$1,337,319
iShares Morningstar Large Growth Index Fund	997,430	47,338,028
iShares Morningstar Large Value Index Fund	87,800	4,033,532
iShares NYSE 100 Index Fund	14,800	689,384
iShares Russell 1000 Growth Index Fund	1,193,870	48,984,486
iShares Russell 1000 Index Fund	55,830	2,828,906
iShares Russell 1000 Value Index Fund	139,700	6,649,720
iShares S&P 100 Index Fund	24,840	1,068,865
iShares S&P 500 Growth Index Fund	918,370	43,870,535
iShares S&P 500 Index Fund	23,640	2,181,027
iShares S&P 500 Value Index Fund	20,300	886,298

Total Investment Companies (8.9%) (Cost $158,978,736)		159,868,100

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
0.00%, 9/10/09 #	$2,670,000	2,669,132

Time Deposit (1.0%)
JPMorgan Chase Nassau
0.000%, 7/1/09	17,646,839	17,646,839

Total Short-Term Investments (1.1%) (Cost/Amortized Cost $20,316,049)		20,315,971

Total Investments (99.8%) (Cost/Amortized Cost $1,677,141,058)		1,797,346,600
Other Assets Less Liabilities (0.2%)		2,897,824

Net Assets (100%)		$1,800,244,424

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts.

Glossary:

ADR —    American Depositary Receipt

See Notes to Financial Statements. 110

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	96	September-09	$2,870,232	$2,834,400	$(35,832)
S&P 500 E-Mini Index	161	September-09	7,551,703	7,369,775	(181,928)
S&P Mid 400 E-Mini Index	10	September-09	595,399	576,700	(18,699)

					$(236,459)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$159,970,332	$–	$–	$159,970,332
Consumer Staples	219,768,426	–	–	219,768,426
Energy	91,584,602	–	–	91,584,602
Financials	156,490,165	–	–	156,490,165
Health Care	220,251,047	–	–	220,251,047
Industrials	169,326,514	–	–	169,326,514
Information Technology	470,388,215	–	–	470,388,215
Materials	110,245,787	–	–	110,245,787
Telecommunication Services	6,742,958	–	–	6,742,958
Utilities	12,394,483	–	–	12,394,483
Investment Companies
Exchange Traded Funds (ETFs)	159,868,100	–	–	159,868,100
Short-Term Investments	–	20,315,971	–	20,315,971
Total Asset	$1,777,030,629	$20,315,971	$–	$1,797,346,600
Liability:
Futures	$(236,459)	$–	$–	$(236,459)
Total Liability	$(236,459)	$–	$–	$(236,459)
Total	$1,776,794,170	$20,315,971	$–	$1,797,110,141

See Notes to Financial Statements. 111

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(236,459	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(236,459)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(3,513,538)	–	–	(3,513,538)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(3,513,538)	$–	$–	$(3,513,538)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(901,443)	–	–	(901,443)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(901,443)	$–	$–	$(901,443)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$611,011,105
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,605,417,448

See Notes to Financial Statements. 112

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$155,702,448
Aggregate gross unrealized depreciation	(86,940,573)

Net unrealized appreciation	$68,761,875

Federal income tax cost of investments	$1,728,584,725

The Portfolio has a net capital loss carryforward of $702,967,145 of which $162,794,931 expires in the year 2009, $430,153,032 expires in the year 2010, $51,610,054 expires in the year 2011, and $58,409,128 expires in the year 2016.

See Notes to Financial Statements. 113

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.9%)
Auto Components (0.2%)
Autoliv, Inc.	17,977	$517,198
BorgWarner, Inc.	2,700	92,205
Federal Mogul Corp.*	3,891	36,770
Johnson Controls, Inc.	57,047	1,239,061
TRW Automotive Holdings Corp.*	7,982	90,197

		1,975,431

Automobiles (0.5%)
Ford Motor Co.*	666,630	4,046,444
General Motors Corp.*	8,646	9,424
Harley-Davidson, Inc.	49,991	810,354
Thor Industries, Inc.	3,591	65,967

		4,932,189

Distributors (0.1%)
Genuine Parts Co.	34,051	1,142,752

Diversified Consumer Services (0.1%)
Career Education Corp.*	1,173	29,196
Hillenbrand, Inc.	8,100	134,784
Service Corp. International	58,100	318,388
Weight Watchers International, Inc.	6,400	164,928

		647,296

Hotels, Restaurants & Leisure (0.5%)
Boyd Gaming Corp.*	9,080	77,180
Carnival Corp.	51,072	1,316,125
Choice Hotels International, Inc.	3,193	84,966
International Game Technology	10,600	168,540
International Speedway Corp., Class A	7,087	181,498
Las Vegas Sands Corp.*	15,500	121,830
Marriott International, Inc., Class A	33,500	739,345
MGM MIRAGE*	22,400	143,136
Penn National Gaming, Inc.*	14,200	413,362
Royal Caribbean Cruises Ltd.	19,244	260,564
Starwood Hotels & Resorts Worldwide, Inc.	33,300	739,260
Wendy’s/Arby’s Group, Inc., Class A	46,700	186,800
Wyndham Worldwide Corp.	21,210	257,065
Wynn Resorts Ltd.*	14,300	504,790

		5,194,461

Household Durables (0.8%)
Black & Decker Corp.	12,977	371,921
Centex Corp.	27,449	232,219
D.R. Horton, Inc.	59,186	553,981
Fortune Brands, Inc.	32,047	1,113,313
Garmin Ltd.	4,300	102,426
Harman International Industries, Inc.	5,593	105,148
Jarden Corp.*	18,770	351,937
KB Home	15,770	215,734
Leggett & Platt, Inc.	12,645	192,583
Lennar Corp., Class A	26,638	258,122
M.D.C. Holdings, Inc.	4,887	147,148
Mohawk Industries, Inc.*	12,082	431,086
Newell Rubbermaid, Inc.	49,607	516,409
NVR, Inc.*	1,000	502,390
Pulte Homes, Inc.	33,342	294,410
Snap-On, Inc.	8,880	255,211
Stanley Works	16,772	567,564
Toll Brothers, Inc.*	28,856	489,686

	Number of Shares	Value (Note 1)
Whirlpool Corp.	15,773	$671,299

		7,372,587

Internet & Catalog Retail (0.1%)
Expedia, Inc.*	3,513	53,082
Liberty Media Corp., Interactive, Class A*	129,734	649,967

		703,049

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	10,777	261,234
Mattel, Inc.	17,181	275,755

		536,989

Media (4.5%)
Cablevision Systems Corp. - New York Group, Class A	49,323	957,359
CBS Corp., Class B	129,567	896,604
Central European Media Enterprises Ltd., Class A*	7,300	143,737
Clear Channel Outdoor Holdings, Inc., Class A*	200	1,060
Comcast Corp., Class A	567,224	8,219,076
Discovery Communications, Inc., Class C*	4,217	86,575
DISH Network Corp., Class A*	42,900	695,409
DreamWorks Animation SKG, Inc., Class A*	15,400	424,886
Gannett Co., Inc.	47,814	170,696
Interactive Data Corp.	4,100	94,874
Interpublic Group of Cos., Inc.*	102,079	515,499
Lamar Advertising Co., Class A*	12,200	186,294
Liberty Global, Inc., Class A*	56,737	901,551
Liberty Media Corp., Capital Series, Class A*	17,159	232,676
Liberty Media Corp., Entertainment Series, Class A*	110,600	2,958,550
Meredith Corp.	8,086	206,597
New York Times Co., Class A	20,647	113,765
News Corp., Class A	485,701	4,424,736
Regal Entertainment Group, Class A	8,270	109,908
Scripps Networks Interactive, Inc., Class A	7,572	210,729
Time Warner Cable, Inc.	75,118	2,378,987
Time Warner, Inc.	255,233	6,429,319
Viacom, Inc., Class B*	115,787	2,628,365
Virgin Media, Inc.	64,877	606,600
Walt Disney Co.	396,055	9,239,963
Warner Music Group Corp.*	7,487	43,799
Washington Post Co., Class B	1,400	493,052

		43,370,666

Multiline Retail (0.4%)
Big Lots, Inc.*	15,700	330,171
J.C. Penney Co., Inc.	47,400	1,360,854
Kohl’s Corp.*	4,075	174,206
Macy’s, Inc.	89,672	1,054,543
Saks, Inc.*	2,358	10,446
Sears Holdings Corp.*	10,600	705,112

		3,635,332

Specialty Retail (1.6%)
Abercrombie & Fitch Co., Class A	9,400	238,666
AutoNation, Inc.*	14,066	244,045
Barnes & Noble, Inc.	7,687	158,583
CarMax, Inc.*	13,600	199,920
Foot Locker, Inc.	18,540	194,114
GameStop Corp., Class A*	4,200	92,442

See Notes to Financial Statements. 114

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Gap, Inc.	11,916	$195,422
Home Depot, Inc.	337,545	7,976,188
Limited Brands, Inc.	18,466	221,038
Lowe’s Cos., Inc.	215,338	4,179,711
Office Depot, Inc.*	47,896	218,406
Penske Automotive Group, Inc.	5,186	86,295
RadioShack Corp.	23,156	323,258
Sherwin-Williams Co.	3,100	166,625
Signet Jewelers Ltd.	17,470	363,725
Tiffany & Co.	2,200	55,792
Williams-Sonoma, Inc.	11,970	142,084

		15,056,314

Textiles, Apparel & Luxury Goods (0.1%)
Phillips-Van Heusen Corp.	3,900	111,891
VF Corp.	14,672	812,095

		923,986

Total Consumer Discretionary		85,491,052

Consumer Staples (5.8%)
Beverages (0.9%)
Brown-Forman Corp., Class B	3,289	141,361
Central European Distribution Corp.*	9,400	249,758
Coca-Cola Co.	105,688	5,071,967
Coca-Cola Enterprises, Inc.	9,889	164,652
Constellation Brands, Inc., Class A*	40,145	509,039
Dr. Pepper Snapple Group, Inc.*	54,116	1,146,718
Molson Coors Brewing Co., Class B	26,465	1,120,263
Pepsi Bottling Group, Inc.	6,052	204,800
PepsiAmericas, Inc.	11,980	321,184

		8,929,742

Food & Staples Retailing (1.1%)
BJ’s Wholesale Club, Inc.*	9,582	308,828
CVS Caremark Corp.	215,891	6,880,446
Kroger Co.	21,881	482,476
Rite Aid Corp.*	122,005	184,228
Safeway, Inc.	90,851	1,850,635
SUPERVALU, Inc.	47,417	614,050
Whole Foods Market, Inc.	3,800	72,124

		10,392,787

Food Products (2.3%)
Archer-Daniels-Midland Co.	60,077	1,608,261
Bunge Ltd.	26,056	1,569,874
Campbell Soup Co.	13,466	396,170
ConAgra Foods, Inc.	95,451	1,819,296
Corn Products International, Inc.	15,773	422,559
Del Monte Foods Co.	40,238	377,432
Flowers Foods, Inc.	2,800	61,152
General Mills, Inc.	41,303	2,313,794
H.J. Heinz Co.	12,756	455,389
Hershey Co.	13,698	493,128
Hormel Foods Corp.	13,377	462,042
J.M. Smucker Co.	25,270	1,229,638
Kraft Foods, Inc., Class A	314,131	7,960,080
Ralcorp Holdings, Inc.*	12,100	737,132
Sara Lee Corp.	111,562	1,088,845
Smithfield Foods, Inc.*	23,958	334,693
Tyson Foods, Inc., Class A	64,312	810,974

		22,140,459

Household Products (1.3%)
Clorox Co.	3,370	188,147
Energizer Holdings, Inc.*	2,400	125,376
Kimberly-Clark Corp.	11,521	604,046

	Number of Shares	Value (Note 1)
Procter & Gamble Co.	214,498	$10,960,848

		11,878,417

Personal Products (0.0%)
Alberto-Culver Co.	2,675	68,025
Mead Johnson Nutrition Co., Class A*	3,400	108,018
NBTY, Inc.*	3,491	98,167

		274,210

Tobacco (0.2%)
Lorillard, Inc.	4,173	282,804
Reynolds American, Inc.	35,942	1,388,080

		1,670,884

Total Consumer Staples		55,286,499

Energy (19.4%)
Energy Equipment & Services (2.5%)
Baker Hughes, Inc.	66,100	2,408,684
BJ Services Co.	63,789	869,444
ENSCO International, Inc.	21,700	756,679
Exterran Holdings, Inc.*	7,172	115,039
Halliburton Co.	191,400	3,961,980
Helix Energy Solutions Group, Inc.*	17,549	190,758
Helmerich & Payne, Inc.	15,458	477,188
Nabors Industries Ltd.*	60,402	941,063
National Oilwell Varco, Inc.*	89,200	2,913,272
Oil States International, Inc.*	10,593	256,457
Patterson-UTI Energy, Inc.	27,977	359,784
Pride International, Inc.*	19,782	495,737
Rowan Cos., Inc.	17,672	341,423
Schlumberger Ltd.	139,300	7,537,523
SEACOR Holdings, Inc.*	3,800	285,912
Smith International, Inc.	18,900	486,675
Superior Energy Services, Inc.*	16,700	288,409
Tidewater, Inc.	10,382	445,076
Unit Corp.*	8,700	239,859

		23,370,962

Oil, Gas & Consumable Fuels (16.9%)
Anadarko Petroleum Corp.	106,521	4,834,988
Apache Corp.	71,479	5,157,210
Arch Coal, Inc.	30,800	473,396
Cabot Oil & Gas Corp.	22,080	676,531
Chesapeake Energy Corp.	133,546	2,648,217
Chevron Corp.	427,608	28,329,030
Cimarex Energy Co.	17,770	503,602
Comstock Resources, Inc.*	9,100	300,755
Concho Resources, Inc.*	16,200	464,778
ConocoPhillips	316,059	13,293,442
Continental Resources, Inc.*	3,400	94,350
Denbury Resources, Inc.*	53,100	782,163
Devon Energy Corp.	94,644	5,158,098
El Paso Corp.	107,981	996,665
Encore Acquisition Co.*	11,282	348,050
EOG Resources, Inc.	53,377	3,625,366
Exxon Mobil Corp.	772,368	53,996,247
Forest Oil Corp.*	15,059	224,680
Frontier Oil Corp.	4,800	62,928
Frontline Ltd.	11,000	267,960
Hess Corp.	61,900	3,327,125
Marathon Oil Corp.	151,030	4,550,534
Mariner Energy, Inc.*	2,089	24,546
Massey Energy Co.	3,600	70,344
Murphy Oil Corp.	40,700	2,210,824
Newfield Exploration Co.*	28,551	932,761
Noble Energy, Inc.	36,438	2,148,749
Occidental Petroleum Corp.	172,900	11,378,549

See Notes to Financial Statements. 115

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Overseas Shipholding Group, Inc.	4,693	$159,750
Pioneer Natural Resources Co.	24,351	620,950
Plains Exploration & Production Co.*	11,800	322,848
Range Resources Corp.	28,500	1,180,185
SandRidge Energy, Inc.*	26,500	225,780
Southern Union Co.	23,698	435,806
Spectra Energy Corp.	137,576	2,327,786
St. Mary Land & Exploration Co.	10,084	210,453
Sunoco, Inc.	24,982	579,582
Teekay Corp.	4,984	104,814
Tesoro Corp.	19,959	254,078
Valero Energy Corp.	110,195	1,861,194
Whiting Petroleum Corp.*	10,800	379,728
Williams Cos., Inc.	123,700	1,930,957
XTO Energy, Inc.	123,618	4,714,790

		162,190,589

Total Energy		185,561,551

Financials (22.4%)
Capital Markets (3.4%)
Ameriprise Financial, Inc.	43,019	1,044,071
Bank of New York Mellon Corp.	202,704	5,941,254
BlackRock, Inc.	2,800	491,176
Franklin Resources, Inc.	17,677	1,272,921
Goldman Sachs Group, Inc.	100,542	14,823,912
Invesco Ltd.	82,674	1,473,251
Investment Technology Group, Inc.*	8,500	173,315
Janus Capital Group, Inc.	4,500	51,300
Jefferies Group, Inc.*	6,049	129,025
Legg Mason, Inc.	30,049	732,595
Morgan Stanley	208,401	5,941,512
Raymond James Financial, Inc.	19,566	336,731

		32,411,063

Commercial Banks (4.8%)
Associated Banc-Corp.	29,358	366,975
Bancorpsouth, Inc.	18,972	389,495
Bank of Hawaii Corp.	11,084	397,140
BB&T Corp.	138,016	3,033,592
BOK Financial Corp.	2,893	108,979
CapitalSource, Inc.	40,828	199,241
City National Corp./California	9,686	356,735
Comerica, Inc.	33,842	715,758
Commerce Bancshares, Inc./Missouri	8,479	269,886
Cullen/Frost Bankers, Inc.	11,080	511,010
Fifth Third Bancorp	123,121	874,159
First Citizens BancShares, Inc./North Carolina, Class A	1,300	173,745
First Horizon National Corp.*	47,321	567,855
Fulton Financial Corp.	40,742	212,266
Huntington Bancshares, Inc./Ohio	92,772	387,787
KeyCorp	108,902	570,646
M&T Bank Corp.	15,977	813,709
Marshall & Ilsley Corp.	52,807	253,473
PNC Financial Services Group, Inc.	98,112	3,807,727
Popular, Inc.	61,105	134,431
Regions Financial Corp.	246,344	995,230
SunTrust Banks, Inc.	72,668	1,195,388
Synovus Financial Corp.	55,603	166,253
TCF Financial Corp.	29,256	391,153
U.S. Bancorp	404,805	7,254,106
Valley National Bancorp	30,248	353,902
Wells Fargo & Co.	864,429	20,971,047
Whitney Holding Corp./Louisiana	16,080	147,293
Wilmington Trust Corp.	16,177	220,978

	Number of Shares	Value (Note 1)
Zions Bancorporation	25,463	$294,352

		46,134,311

Consumer Finance (0.8%)
American Express Co.	176,800	4,108,832
AmeriCredit Corp.*	13,358	181,001
Capital One Financial Corp.	69,200	1,514,096
Discover Financial Services	102,730	1,055,037
SLM Corp.*	78,082	801,902
Student Loan Corp.	600	22,320

		7,683,188

Diversified Financial Services (6.2%)
Bank of America Corp.	1,632,551	21,549,673
CIT Group, Inc.	84,302	181,249
Citigroup, Inc.	1,176,000	3,492,720
CME Group, Inc.	13,293	4,135,585
Interactive Brokers Group, Inc., Class A*	8,700	135,111
JPMorgan Chase & Co.	801,881	27,352,161
Leucadia National Corp.*	25,433	536,382
NASDAQ OMX Group, Inc.*	16,077	342,601
NYSE Euronext	41,200	1,122,700

		58,848,182

Insurance (4.4%)
Alleghany Corp.*	1,112	301,352
Allied World Assurance Co. Holdings Ltd./Bermuda	10,382	423,897
Allstate Corp.	114,377	2,790,799
American Financial Group, Inc./Ohio	18,268	394,223
American International Group, Inc.	320,476	371,752
American National Insurance Co.	3,600	272,088
Aon Corp.	59,014	2,234,860
Arch Capital Group Ltd.*	11,184	655,159
Arthur J. Gallagher & Co.	1,570	33,504
Aspen Insurance Holdings Ltd.	17,700	395,418
Assurant, Inc.	25,354	610,778
Axis Capital Holdings Ltd.	23,054	603,554
Brown & Brown, Inc.	6,570	130,940
Chubb Corp.	75,079	2,994,150
Cincinnati Financial Corp.	30,852	689,542
CNA Financial Corp.	3,089	47,787
Endurance Specialty Holdings Ltd.	6,982	204,573
Erie Indemnity Co., Class A	1,889	67,551
Everest Reinsurance Group Ltd.	13,480	964,764
Fidelity National Financial, Inc., Class A	42,716	577,947
First American Corp.	20,065	519,884
Genworth Financial, Inc., Class A	53,056	370,861
Hanover Insurance Group, Inc.	10,082	384,225
Hartford Financial Services Group, Inc.	68,240	810,009
HCC Insurance Holdings, Inc.	24,759	594,464
Lincoln National Corp.	37,716	649,092
Loews Corp.	71,079	1,947,565
Markel Corp.*	2,100	591,570
Marsh & McLennan Cos., Inc.	103,133	2,076,067
MBIA, Inc.*	28,123	121,772
Mercury General Corp.	5,691	190,250
MetLife, Inc.	123,139	3,695,401
Odyssey Reinsurance Holdings Corp.	2,800	111,944
Old Republic International Corp.	48,616	478,868
OneBeacon Insurance Group Ltd., Class A	2,691	31,458
PartnerReinsurance Ltd.	12,182	791,221
Progressive Corp.*	130,467	1,971,356

See Notes to Financial Statements. 116

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Protective Life Corp.	18,970	$217,017
Prudential Financial, Inc.	43,446	1,617,060
Reinsurance Group of America, Inc.	15,177	529,829
RenaissanceReinsurance Holdings Ltd.	13,280	618,051
StanCorp Financial Group, Inc.	9,982	286,284
Torchmark Corp.	17,668	654,423
Transatlantic Holdings, Inc.	5,793	251,011
Travelers Cos., Inc.	124,890	5,125,486
Unitrin, Inc.	10,284	123,614
Unum Group	70,647	1,120,461
Validus Holdings Ltd.	5,600	123,088
W.R. Berkley Corp.	19,254	413,383
Wesco Financial Corp.	200	58,200
White Mountains Insurance Group Ltd.	1,500	343,365
XL Capital Ltd., Class A	74,156	849,828

		42,431,745

Real Estate Investment Trusts (REITs) (2.4%)
Alexandria Real Estate Equities, Inc. (REIT)	6,587	235,749
AMB Property Corp. (REIT)	31,159	586,101
Annaly Capital Management, Inc. (REIT)	116,112	1,757,936
Apartment Investment & Management Co. (REIT), Class A	24,973	221,011
AvalonBay Communities, Inc. (REIT)	17,647	987,173
Boston Properties LP (REIT)	26,459	1,262,094
Brandywine Realty Trust (REIT)	27,463	204,599
BRE Properties, Inc. (REIT)	10,882	258,556
Camden Property Trust (REIT)	14,191	391,672
Chimera Investment Corp. (REIT)	143,000	499,070
Corporate Office Properties Trust/Maryland (REIT)	12,200	357,826
Douglas Emmett, Inc. (REIT)	26,752	240,501
Duke Realty Corp. (REIT)	48,617	426,371
Equity Residential (REIT)	59,705	1,327,242
Essex Property Trust, Inc. (REIT)	5,893	366,721
Federal Realty Investment Trust (REIT)	10,986	565,999
HCP, Inc. (REIT)	35,917	761,081
Health Care REIT, Inc. (REIT)	11,783	401,800
Hospitality Properties Trust (REIT)	20,465	243,329
Host Hotels & Resorts, Inc. (REIT)	128,498	1,078,098
HRPT Properties Trust (REIT)	43,993	178,612
Kimco Realty Corp. (REIT)	80,305	807,065
Liberty Property Trust (REIT)	22,161	510,589
Macerich Co. (REIT)	16,400	288,804
Mack-Cali Realty Corp. (REIT)	16,673	380,144
Nationwide Health Properties, Inc. (REIT)	5,472	140,849
Plum Creek Timber Co., Inc. (REIT)	22,359	665,851
ProLogis (REIT)	96,446	777,355
Rayonier, Inc. (REIT)	9,177	333,584
Realty Income Corp. (REIT)	22,300	488,816
Regency Centers Corp. (REIT)	17,173	599,509
Senior Housing Properties Trust (REIT)	25,700	419,424
Simon Property Group, Inc. (REIT)	29,100	1,496,613
SL Green Realty Corp. (REIT)	16,368	375,482
Taubman Centers, Inc. (REIT)	11,300	303,518
UDR, Inc. (REIT)	30,335	313,361
Ventas, Inc. (REIT)	33,361	996,160
Vornado Realty Trust (REIT)	32,482	1,462,672

	Number of Shares	Value (Note 1)
Weingarten Realty Investors (REIT)	22,770	$330,393

		23,041,730

Real Estate Management & Development (0.0%)
Forest City Enterprises, Inc., Class A	23,400	154,440
Jones Lang LaSalle, Inc.	7,587	248,323

		402,763

Thrifts & Mortgage Finance (0.4%)
First Niagara Financial Group, Inc.	31,900	364,298
Hudson City Bancorp, Inc.	44,389	589,930
New York Community Bancorp, Inc.	73,681	787,650
People’s United Financial, Inc.	73,691	1,108,313
TFS Financial Corp.	15,968	169,580
Washington Federal, Inc.	20,921	271,973

		3,291,744

Total Financials		214,244,726

Health Care (9.8%)
Health Care Equipment & Supplies (0.6%)
Boston Scientific Corp.*	206,957	2,098,544
Cooper Cos., Inc.	10,382	256,747
Hill-Rom Holdings, Inc.	7,980	129,436
Hologic, Inc.*	49,345	702,179
Inverness Medical Innovations, Inc.*	8,386	298,374
Kinetic Concepts, Inc.*	8,500	231,625
Teleflex, Inc.	4,887	219,084
Zimmer Holdings, Inc.*	45,875	1,954,275

		5,890,264

Health Care Providers & Services (2.3%)
Aetna, Inc.	74,800	1,873,740
AmerisourceBergen Corp.	8,004	141,991
Brookdale Senior Living, Inc.	5,384	52,440
Cardinal Health, Inc.	76,768	2,345,262
CIGNA Corp.	55,198	1,329,720
Community Health Systems, Inc.*	9,868	249,167
Coventry Health Care, Inc.*	22,756	425,765
Health Net, Inc.*	20,766	322,911
Humana, Inc.*	22,875	737,948
LifePoint Hospitals, Inc.*	11,180	293,475
Lincare Holdings, Inc.*	1,500	35,280
McKesson Corp.	29,572	1,301,168
MEDNAX, Inc.*	6,600	278,058
Omnicare, Inc.	14,565	375,194
Tenet Healthcare Corp.*	37,798	106,590
UnitedHealth Group, Inc.	253,700	6,337,426
Universal Health Services, Inc., Class B	9,005	439,894
WellPoint, Inc.*	96,039	4,887,425

		21,533,454

Health Care Technology (0.0%)
IMS Health, Inc.	31,151	395,618

Life Sciences Tools & Services (0.4%)
Charles River Laboratories International, Inc.*	4,687	158,186
Life Technologies Corp.*	4,277	178,436
PerkinElmer, Inc.	19,477	338,900
Thermo Fisher Scientific, Inc.*	82,010	3,343,548

		4,019,070

Pharmaceuticals (6.5%)
Bristol-Myers Squibb Co.	188,445	3,827,318
Eli Lilly & Co.	102,904	3,564,594
Endo Pharmaceuticals Holdings, Inc.*	25,000	448,000
Forest Laboratories, Inc.*	64,307	1,614,749
Johnson & Johnson	132,835	7,545,028

See Notes to Financial Statements. 117

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
King Pharmaceuticals, Inc.*	53,314	$513,414
Merck & Co., Inc.	367,932	10,287,379
Mylan, Inc.*	18,512	241,582
Pfizer, Inc.	1,439,463	21,591,945
Schering-Plough Corp.	54,000	1,356,480
Watson Pharmaceuticals, Inc.*	22,482	757,418
Wyeth	220,766	10,020,569

		61,768,476

Total Health Care		93,606,882

Industrials (9.8%)
Aerospace & Defense (1.8%)
BE Aerospace, Inc.*	10,300	147,908
Boeing Co.	142,200	6,043,500
General Dynamics Corp.	66,772	3,698,501
ITT Corp.	34,986	1,556,877
L-3 Communications Holdings, Inc.	24,889	1,726,799
Northrop Grumman Corp.	60,814	2,777,983
Raytheon Co.	19,317	858,254
Spirit AeroSystems Holdings, Inc., Class A*	15,159	208,285
United Technologies Corp.	14,660	761,734

		17,779,841

Air Freight & Logistics (0.4%)
FedEx Corp.	66,396	3,692,946
UTi Worldwide, Inc.*	200	2,280

		3,695,226

Airlines (0.1%)
Southwest Airlines Co.	108,728	731,739

Building Products (0.1%)
Armstrong World Industries, Inc.*	4,393	72,441
Masco Corp.	40,588	388,833
Owens Corning, Inc.*	10,273	131,289
USG Corp.*	7,389	74,407

		666,970

Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	19,563	502,378
Cintas Corp.	22,958	524,361
Corrections Corp. of America*	21,800	370,382
Covanta Holding Corp.*	27,500	466,400
Pitney Bowes, Inc.	43,993	964,766
R.R. Donnelley & Sons Co.	32,521	377,894
Republic Services, Inc.	46,915	1,145,195
Waste Connections, Inc.*	4,500	116,595
Waste Management, Inc.	10,788	303,790

		4,771,761

Construction & Engineering (0.3%)
KBR, Inc.	34,187	630,409
Quanta Services, Inc.*	42,186	975,762
Shaw Group, Inc.*	3,300	90,453
URS Corp.*	15,477	766,421

		2,463,045

Electrical Equipment (0.3%)
Cooper Industries Ltd., Class A	26,786	831,705
General Cable Corp.*	11,100	417,138
Hubbell, Inc., Class B	10,587	339,419
Rockwell Automation, Inc.	27,200	873,664
Roper Industries, Inc.	2,700	122,337
Thomas & Betts Corp.*	7,679	221,616

		2,805,879

Industrial Conglomerates (2.8%)
Carlisle Cos., Inc.	9,482	227,947
General Electric Co.	2,258,968	26,475,105

	Number of Shares	Value (Note 1)
Textron, Inc.	61,700	$596,022

		27,299,074

Machinery (2.0%)
AGCO Corp.*	19,691	572,417
Bucyrus International, Inc.	12,400	354,144
Caterpillar, Inc.	64,200	2,121,168
Crane Co.	5,082	113,380
Cummins, Inc.	28,800	1,014,048
Danaher Corp.	20,875	1,288,823
Deere & Co.	67,800	2,708,610
Dover Corp.	11,591	383,546
Eaton Corp.	35,372	1,577,945
Gardner Denver, Inc.*	10,780	271,333
Graco, Inc.	6,900	151,938
Harsco Corp.	4,600	130,180
IDEX Corp.	7,100	174,447
Illinois Tool Works, Inc.	95,753	3,575,417
Joy Global, Inc.	2,700	96,444
Kennametal, Inc.	13,379	256,609
Lincoln Electric Holdings, Inc.	9,100	327,964
Manitowoc Co., Inc.	27,800	146,228
Oshkosh Corp.	15,891	231,055
PACCAR, Inc.	5,800	188,558
Parker Hannifin Corp.	34,200	1,469,232
Pentair, Inc.	15,163	388,476
SPX Corp.	10,500	514,185
Terex Corp.*	19,463	234,918
Timken Co.	20,672	353,078
Trinity Industries, Inc.	16,868	229,742

		18,873,885

Marine (0.0%)
Alexander & Baldwin, Inc.	9,184	215,273
Kirby Corp.*	9,100	289,289

		504,562

Professional Services (0.1%)
Equifax, Inc.	5,880	153,468
Manpower, Inc.	16,475	697,551
Monster Worldwide, Inc.*	11,200	132,272

		983,291

Road & Rail (1.4%)
Burlington Northern Santa Fe Corp.	56,100	4,125,594
Con-way, Inc.	6,587	232,587
CSX Corp.	83,500	2,891,605
Hertz Global Holdings, Inc.*	39,911	318,889
Kansas City Southern*	10,600	170,766
Norfolk Southern Corp.	68,109	2,565,666
Ryder System, Inc.	11,887	331,885
Union Pacific Corp.	50,400	2,623,824

		13,260,816

Trading Companies & Distributors (0.0%)
GATX Corp.	5,686	146,244
WESCO International, Inc.*	4,300	107,672

		253,916

Total Industrials		94,090,005

Information Technology (4.8%)
Communications Equipment (0.5%)
Brocade Communications Systems, Inc.*	53,488	418,276
Ciena Corp.*	17,200	178,020
CommScope, Inc.*	17,700	464,802
EchoStar Corp., Class A*	6,987	111,373
Harris Corp.	6,100	172,996
JDS Uniphase Corp.*	25,263	144,504

See Notes to Financial Statements. 118

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Motorola, Inc.	457,681	$3,034,425
Tellabs, Inc.*	86,075	493,210

		5,017,606

Computers & Peripherals (1.3%)
Diebold, Inc.	1,200	31,632
EMC Corp.*	384,800	5,040,880
Hewlett-Packard Co.	115,300	4,456,345
Lexmark International, Inc., Class A*	17,172	272,176
SanDisk Corp.*	25,030	367,691
Seagate Technology	10,416	108,951
Sun Microsystems, Inc.*	162,925	1,502,169
Teradata Corp.*	6,770	158,621
Western Digital Corp.*	4,700	124,550

		12,063,015

Electronic Equipment, Instruments & Components (0.3%)
Arrow Electronics, Inc.*	14,959	317,729
Avnet, Inc.*	19,370	407,351
AVX Corp.	8,384	83,253
Corning, Inc.	48,400	777,304
Ingram Micro, Inc., Class A*	34,540	604,450
Jabil Circuit, Inc.	23,363	173,354
Molex, Inc.	25,666	399,106
Tech Data Corp.*	10,684	349,474
Vishay Intertechnology, Inc.*	31,340	212,799

		3,324,820

Internet Software & Services (0.4%)
eBay, Inc.*	182,900	3,133,077
IAC/InterActiveCorp*	13,075	209,854
Yahoo!, Inc.*	16,500	258,390

		3,601,321

IT Services (0.4%)
Affiliated Computer Services, Inc., Class A*	7,679	341,101
Amdocs Ltd.*	35,463	760,681
Broadridge Financial Solutions, Inc.	11,300	187,354
Computer Sciences Corp.*	32,349	1,433,061
Convergys Corp.*	18,156	168,488
DST Systems, Inc.*	900	33,255
Fidelity National Information Services, Inc.	25,449	507,962
SAIC, Inc.*	11,551	214,271
Total System Services, Inc.	9,600	128,544

		3,774,717

Office Electronics (0.1%)
Xerox Corp.	184,506	1,195,599
Zebra Technologies Corp., Class A*	100	2,366

		1,197,965

Semiconductors & Semiconductor Equipment (1.6%)
Advanced Micro Devices, Inc.*	56,397	218,256
Applied Materials, Inc.	283,600	3,111,092
Atmel Corp.*	96,144	358,617
Fairchild Semiconductor International, Inc.*	29,654	207,282
Integrated Device Technology, Inc.*	23,368	141,143
Intel Corp.	456,255	7,551,020
International Rectifier Corp.*	10,582	156,719
Intersil Corp., Class A	13,072	164,315
KLA-Tencor Corp.	36,200	914,050
LSI Corp.*	138,447	631,318
Marvell Technology Group Ltd.*	11,000	128,040
Maxim Integrated Products, Inc.	10,500	164,745
Microchip Technology, Inc.	3,400	76,670
Micron Technology, Inc.*	148,810	752,979
Novellus Systems, Inc.*	8,277	138,226

	Number of Shares	Value (Note 1)
PMC-Sierra, Inc.*	47,500	$378,100

		15,092,572

Software (0.2%)
Activision Blizzard, Inc.*	49,800	628,974
Autodesk, Inc.*	15,700	297,986
CA, Inc.	19,100	332,913
Compuware Corp.*	51,665	354,422
Macrovision Solutions Corp.*	6,600	143,946
Novell, Inc.*	39,530	179,071
Nuance Communications, Inc.*	4,200	50,778
Synopsys, Inc.*	11,452	223,428

		2,211,518

Total Information Technology		46,283,534

Materials (3.6%)
Chemicals (1.5%)
Air Products & Chemicals, Inc.	29,300	1,892,487
Airgas, Inc.	17,300	701,169
Albemarle Corp.	18,400	470,488
Ashland, Inc.	14,672	411,550
Cabot Corp.	15,077	189,669
CF Industries Holdings, Inc.	1,800	133,452
Cytec Industries, Inc.	11,182	208,209
Dow Chemical Co.	237,357	3,830,942
E.I. du Pont de Nemours & Co.	128,976	3,304,365
Eastman Chemical Co.	15,472	586,389
FMC Corp.	2,284	108,033
Huntsman Corp.	28,945	145,593
Intrepid Potash, Inc.*	593	16,651
Lubrizol Corp.	1,877	88,801
PPG Industries, Inc.	35,047	1,538,563
RPM International, Inc.	12,954	181,874
Terra Industries, Inc.	6,700	162,274
Valhi, Inc.	100	743
Valspar Corp.	21,365	481,354

		14,452,606

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	5,900	465,392
Vulcan Materials Co.	23,559	1,015,393

		1,480,785

Containers & Packaging (0.4%)
AptarGroup, Inc.	14,482	489,057
Ball Corp.	6,972	314,855
Bemis Co., Inc.	22,068	556,114
Greif, Inc., Class A	7,100	313,962
Owens-Illinois, Inc.*	6,659	186,518
Packaging Corp. of America	17,373	281,443
Pactiv Corp.*	5,056	109,715
Sealed Air Corp.	33,844	624,422
Sonoco Products Co.	21,266	509,321
Temple-Inland, Inc.	22,044	289,217

		3,674,624

Metals & Mining (1.2%)
AK Steel Holding Corp.	23,300	447,127
Alcoa, Inc.	111,626	1,153,096
Allegheny Technologies, Inc.	20,900	730,037
Carpenter Technology Corp.	9,984	207,767
Cliffs Natural Resources, Inc.	25,300	619,091
Commercial Metals Co.	24,254	388,792
Compass Minerals International, Inc.	3,200	175,712
Freeport-McMoRan Copper & Gold, Inc.	34,561	1,731,852
Nucor Corp.	67,000	2,976,810
Reliance Steel & Aluminum Co.	13,873	532,584

See Notes to Financial Statements. 119

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Royal Gold, Inc.	5,500	$229,350
Schnitzer Steel Industries, Inc., Class A	993	52,490
Southern Copper Corp.	9,900	202,356
Steel Dynamics, Inc.	38,852	572,290
Titanium Metals Corp.	15,573	143,116
United States Steel Corp.	30,600	1,093,644

		11,256,114

Paper & Forest Products (0.4%)
International Paper Co.	94,460	1,429,180
MeadWestvaco Corp.	36,540	599,622
Weyerhaeuser Co.	45,131	1,373,336

		3,402,138

Total Materials		34,266,267

Telecommunication Services (6.2%)
Diversified Telecommunication Services (5.7%)
AT&T, Inc.	1,258,607	31,263,798
CenturyTel, Inc.	22,463	689,614
Embarq Corp.	30,473	1,281,694
Frontier Communications Corp.	37,605	268,500
Level 3 Communications, Inc.*	347,100	524,121
Qwest Communications International, Inc.	314,121	1,303,602
Verizon Communications, Inc.	605,900	18,619,307
Windstream Corp.	53,621	448,272

		54,398,908

Wireless Telecommunication Services (0.5%)
Clearwire Corp., Class A*	13,700	75,761
Crown Castle International Corp.*	39,819	956,452
Leap Wireless International, Inc.*	2,882	94,904
NII Holdings, Inc.*	33,500	638,845
Sprint Nextel Corp.*	596,620	2,869,742
Telephone & Data Systems, Inc.	19,379	548,426
U.S. Cellular Corp.*	3,300	126,885

		5,311,015

Total Telecommunication Services		59,709,923

Utilities (7.7%)
Electric Utilities (3.9%)
Allegheny Energy, Inc.	14,100	361,665
American Electric Power Co., Inc.	101,670	2,937,246
DPL, Inc.	22,665	525,148
Duke Energy Corp.	274,602	4,006,443
Edison International	69,495	2,186,313
Entergy Corp.	41,784	3,239,096
Exelon Corp.	128,291	6,569,782
FirstEnergy Corp.	65,005	2,518,944
FPL Group, Inc.	76,170	4,331,026
Great Plains Energy, Inc.	28,561	444,124
Hawaiian Electric Industries, Inc.	18,473	352,095
Northeast Utilities	39,149	873,414
NV Energy, Inc.	28,649	309,123
Pepco Holdings, Inc.	47,033	632,123
Pinnacle West Capital Corp.	21,568	650,275
Progress Energy, Inc.	59,517	2,251,528
Southern Co.	166,867	5,199,576
Westar Energy, Inc.	23,200	435,464

		37,823,385

Gas Utilities (0.5%)
AGL Resources, Inc.	16,575	527,085
Atmos Energy Corp.	19,573	490,108
Energen Corp.	15,277	609,552
National Fuel Gas Co.	15,072	543,798

	Number of Shares	Value (Note 1)
ONEOK, Inc.	22,265	$656,595
Questar Corp.	37,159	1,154,159
UGI Corp.	23,566	600,697

		4,581,994

Independent Power Producers & Energy Traders (0.4%)
AES Corp.*	27,600	320,436
Calpine Corp.*	32,800	365,720
Constellation Energy Group, Inc.	6,100	162,138
Dynegy, Inc., Class A*	122,877	278,931
Mirant Corp.*	30,777	484,430
NRG Energy, Inc.*	56,542	1,467,830
RRI Energy, Inc.*	73,574	368,606

		3,448,091

Multi-Utilities (2.8%)
Alliant Energy Corp.	23,763	620,927
Ameren Corp.	46,430	1,155,643
CenterPoint Energy, Inc.	11,961	132,528
CMS Energy Corp.	49,723	600,654
Consolidated Edison, Inc.	58,516	2,189,669
Dominion Resources, Inc.	125,818	4,204,837
DTE Energy Co.	34,975	1,119,200
Integrys Energy Group, Inc.	12,675	380,123
MDU Resources Group, Inc.	40,935	776,537
NiSource, Inc.	61,710	719,538
NSTAR	23,966	769,548
OGE Energy Corp.	21,668	613,638
PG&E Corp.	78,586	3,020,846
Public Service Enterprise Group, Inc.	107,900	3,520,777
SCANA Corp.	26,061	846,201
Sempra Energy	52,121	2,586,765
TECO Energy, Inc.	46,733	557,525
Vectren Corp.	18,575	435,212
Wisconsin Energy Corp.	25,363	1,032,528
Xcel Energy, Inc.	97,163	1,788,771

		27,071,467

Water Utilities (0.1%)
American Water Works Co., Inc.	11,680	223,205
Aqua America, Inc.	28,158	504,028

		727,233

Total Utilities		73,652,170

Total Common Stocks (98.4%) (Cost $883,193,891)		942,192,609

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.2%)
U.S. Treasury Bills
0.00%, 9/10/09	$1,519,000	1,518,506

Time Deposit (1.1%)
JPMorgan Chase Nassau
0.000%, 7/1/09	10,503,694	10,503,694

Total Short-Term Investments (1.3%) (Cost/Amortized Cost $12,022,254)		12,022,200

Total Investments (99.7%) (Cost/Amortized Cost $895,216,145)		954,214,809
Other Assets Less Liabilities (0.3%)		3,232,890

Net Assets (100%)		$957,447,699

*	Non-income producing.

See Notes to Financial Statements. 120

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchases
S&P 500 E-Mini Index	248	September-09	$11,429,388	$11,352,200	$(77,188)
S&P Mid 400 E-Mini Index	54	September-09	3,109,381	3,114,180	4,799

					$(72,389)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$85,491,052	$–	$–	$85,491,052
Consumer Staples	55,286,499	–	–	55,286,499
Energy	185,561,551	–	–	185,561,551
Financials	214,244,726	–	–	214,244,726
Health Care	93,606,882	–	–	93,606,882
Industrials	94,090,005	–	–	94,090,005
Information Technology	46,283,534	–	–	46,283,534
Materials	34,266,267	–	–	34,266,267
Telecommunication Services	59,709,923	–	–	59,709,923
Utilities	73,652,170	–	–	73,652,170
Futures	4,799	–	–	4,799
Short-Term Investments	–	12,022,200	–	12,022,200
Total Asset	$942,197,408	$12,022,200	$–	$954,219,608
Liability:
Futures	$(77,188)	$–	$–	$(77,188)
Total Liability	$(77,188)	$–	$–	$(77,188)
Total	$942,120,220	$12,022,200	$–	$954,142,420

See Notes to Financial Statements. 121

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	4,799	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$4,799

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(77,188	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(77,188)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	858,163	–	–	858,163
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$858,163	$–	$–	$858,163

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(120,538)	–	–	(120,538)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(120,538)	$–	$–	$(120,538)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$976,186,561
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$194,939,862

See Notes to Financial Statements. 122

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,229,850
Aggregate gross unrealized depreciation	(6,991,183)

Net unrealized appreciation	$53,238,667

Federal income tax cost of investments	$900,976,142

The Portfolio has a net capital loss carryforward of $50,050,032 which expires in the year 2016.

See Notes to Financial Statements. 123

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.2%)
Auto Components (0.4%)
Autoliv, Inc.^	264,400	$7,606,788
BorgWarner, Inc.^	4,900	167,335
Federal Mogul Corp.*	8,500	80,325
Johnson Controls, Inc.	155,800	3,383,976
Magna International, Inc., Class A	70,200	2,965,248
TRW Automotive Holdings Corp.*	21,900	247,470
WABCO Holdings, Inc.	4,300	76,110

		14,527,252

Automobiles (0.4%)
Ford Motor Co.*	1,820,610	11,051,103
Harley-Davidson, Inc.^	136,600	2,214,286
Thor Industries, Inc.	9,900	181,863
		13,447,252
Distributors (0.1%)
Genuine Parts Co.	92,900	3,117,724

Diversified Consumer Services (0.0%)
Career Education Corp.*	3,300	82,137
Hillenbrand, Inc.	22,200	369,408
Service Corp. International	146,200	801,176
Weight Watchers International, Inc.^	17,600	453,552
		1,706,273
Hotels, Restaurants & Leisure (0.6%)
Boyd Gaming Corp.*^	32,100	272,850
Carnival Corp.	139,400	3,592,338
Choice Hotels International, Inc.^	12,100	321,981
International Game Technology	29,000	461,100
International Speedway Corp., Class A	17,500	448,175
Las Vegas Sands Corp.*	42,300	332,478
Marriott International, Inc., Class A	91,700	2,023,819
McDonald’s Corp.^	142,200	8,175,078
MGM MIRAGE*^	61,200	391,068
Penn National Gaming, Inc.*	38,900	1,132,379
Royal Caribbean Cruises Ltd.^	52,700	713,558
Starwood Hotels & Resorts Worldwide, Inc.	91,100	2,022,420
Wendy’s/Arby’s Group, Inc., Class A	127,600	510,400
Wyndham Worldwide Corp.	57,900	701,748
Wynn Resorts Ltd.*	39,000	1,376,700
		22,476,092
Household Durables (0.7%)
Black & Decker Corp.^	35,100	1,005,966
Centex Corp.	72,500	613,350
D.R. Horton, Inc.	467,485	4,375,659
Fortune Brands, Inc.^	87,500	3,039,750
Garmin Ltd.	11,900	283,458
Harman International Industries, Inc.^	15,200	285,760
Jarden Corp.*	51,200	960,000
KB Home^	41,200	563,616
Leggett & Platt, Inc.	34,500	525,435
Lennar Corp., Class A	79,100	766,479
M.D.C. Holdings, Inc.	13,500	406,485
Mohawk Industries, Inc.*^	32,400	1,156,032
Newell Rubbermaid, Inc.^	135,500	1,410,555
NVR, Inc.*	8,700	4,370,793
Pulte Homes, Inc.^	103,900	917,437
Snap-On, Inc.	24,400	701,256
Stanley Works	46,100	1,560,024

	Number of Shares	Value (Note 1)
Toll Brothers, Inc.*	79,300	$1,345,721
Whirlpool Corp.^	43,100	1,834,336
		26,122,112
Internet & Catalog Retail (0.1%)
Expedia, Inc.*	9,600	145,056
Liberty Media Corp., Interactive, Class A*	347,300	1,739,973
		1,885,029
Leisure Equipment & Products (0.0%)
Hasbro, Inc.^	29,500	715,080
Mattel, Inc.	46,800	751,140
		1,466,220
Media (5.1%)
Cablevision Systems Corp. - New York Group, Class A	136,700	2,653,347
CBS Corp., Class B^	1,226,850	8,489,802
Central European Media Enterprises Ltd., Class A*	20,000	393,800
Clear Channel Outdoor Holdings, Inc., Class A*	23,600	125,080
Comcast Corp., Class A	1,751,700	25,382,133
Discovery Communications, Inc., Class C*	11,500	236,095
DISH Network Corp., Class A*	117,100	1,898,191
DreamWorks Animation SKG, Inc., Class A*	42,200	1,164,298
Gannett Co., Inc.^	135,400	483,378
Interactive Data Corp.	11,300	261,482
Interpublic Group of Cos., Inc.*	278,700	1,407,435
Lamar Advertising Co., Class A*	33,200	506,964
Liberty Global, Inc., Class A*^	155,100	2,464,539
Liberty Media Corp., Capital Series, Class A*	46,800	634,608
Liberty Media Corp., Entertainment Series, Class A*	302,000	8,078,500
Meredith Corp.	19,800	505,890
New York Times Co., Class A^	56,300	310,213
News Corp., Class A	3,484,600	31,744,706
Regal Entertainment Group, Class A	22,600	300,354
Scripps Networks Interactive, Inc., Class A	20,700	576,081
Time Warner Cable, Inc.	511,208	16,189,958
Time Warner, Inc.	1,411,833	35,564,073
Viacom, Inc., Class B*	793,300	18,007,910
Virgin Media, Inc.^	168,000	1,570,800
Walt Disney Co.	1,284,540	29,968,318
Warner Music Group Corp.*	23,600	138,060
Washington Post Co., Class B	3,600	1,267,848
		190,323,863
Multiline Retail (0.6%)
Big Lots, Inc.*	42,800	900,084
J.C. Penney Co., Inc.^	359,200	10,312,632
Kohl’s Corp.*	11,200	478,800
Macy’s, Inc.	614,200	7,222,992
Sears Holdings Corp.*^	29,000	1,929,080
		20,843,588
Specialty Retail (1.9%)
Abercrombie & Fitch Co., Class A	25,800	655,062
AutoNation, Inc.*^	273,600	4,746,960
Barnes & Noble, Inc.^	17,200	354,836
CarMax, Inc.*	37,300	548,310
Chico’s FAS, Inc.*	6,400	62,272
Foot Locker, Inc.	270,100	2,827,947

See Notes to Financial Statements. 124

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
GameStop Corp., Class A*	11,600	$255,316
Gap, Inc.^	427,500	7,011,000
Home Depot, Inc.	1,134,100	26,798,783
Limited Brands, Inc.^	474,400	5,678,568
Lowe’s Cos., Inc.	1,001,400	19,437,174
Office Depot, Inc.*	130,900	596,904
Penske Automotive Group, Inc.^	14,200	236,288
RadioShack Corp.	63,400	885,064
Sherwin-Williams Co.	8,400	451,500
Signet Jewelers Ltd.	49,700	1,034,754
Tiffany & Co.	6,100	154,696
Williams-Sonoma, Inc.^	32,800	389,336

		72,124,770

Textiles, Apparel & Luxury Goods (0.3%)
Jones Apparel Group, Inc.^	513,500	5,509,855
Phillips-Van Heusen Corp.	10,600	304,114
Polo Ralph Lauren Corp.	1,900	101,726
VF Corp.^	87,500	4,843,125

		10,758,820

Total Consumer Discretionary		378,798,995

Consumer Staples (8.7%)
Beverages (1.6%)
Brown-Forman Corp., Class B	8,900	382,522
Central European Distribution Corp.*	25,800	685,506
Coca-Cola Co.	536,900	25,765,831
Coca-Cola Enterprises, Inc.	479,400	7,982,010
Constellation Brands, Inc., Class A*	110,900	1,406,212
Dr. Pepper Snapple Group, Inc.*	147,900	3,134,001
Molson Coors Brewing Co., Class B	70,300	2,975,799
Pepsi Bottling Group, Inc.	224,800	7,607,232
PepsiAmericas, Inc.	33,000	884,730
PepsiCo, Inc.	193,700	10,645,752

		61,469,595

Food & Staples Retailing (1.6%)
BJ’s Wholesale Club, Inc.*	26,300	847,649
CVS Caremark Corp.	589,600	18,790,552
Kroger Co.^	290,800	6,412,140
Rite Aid Corp.*	340,600	514,306
Safeway, Inc.	446,600	9,097,242
SUPERVALU, Inc.	134,000	1,735,300
Sysco Corp.	291,600	6,555,168
Wal-Mart Stores, Inc.	284,300	13,771,492
Whole Foods Market, Inc.	10,300	195,494

		57,919,343

Food Products (2.8%)
Archer-Daniels-Midland Co.	629,700	16,857,069
Bunge Ltd.^	227,500	13,706,875
Campbell Soup Co.	36,800	1,082,656
ConAgra Foods, Inc.	573,900	10,938,534
Corn Products International, Inc.	43,500	1,165,365
Del Monte Foods Co.	115,200	1,080,576
Flowers Foods, Inc.	7,800	170,352
General Mills, Inc.	147,500	8,262,950
H.J. Heinz Co.	34,900	1,245,930
Hershey Co.	37,400	1,346,400
Hormel Foods Corp.	36,700	1,267,618
J.M. Smucker Co.	69,000	3,357,540
Kraft Foods, Inc., Class A	1,051,400	26,642,476
Ralcorp Holdings, Inc.*	33,000	2,010,360
Sara Lee Corp.	304,800	2,974,848
Smithfield Foods, Inc.*^	279,900	3,910,203

	Number of Shares	Value (Note 1)
Tyson Foods, Inc., Class A	646,500	$8,152,365

		104,172,117

Household Products (1.6%)
Clorox Co.^	9,200	513,636
Energizer Holdings, Inc.*	6,600	344,784
Kimberly-Clark Corp.	74,400	3,900,792
Procter & Gamble Co.	1,073,770	54,869,647

		59,628,859

Personal Products (0.0%)
Alberto-Culver Co.	7,400	188,182
Mead Johnson Nutrition Co., Class A*^	10,100	320,877
NBTY, Inc.*	9,700	272,764

		781,823

Tobacco (1.1%)
Altria Group, Inc.	713,400	11,692,626
Lorillard, Inc.	111,500	7,556,355
Philip Morris International, Inc.	295,800	12,902,796
Reynolds American, Inc.^	213,600	8,249,232

		40,401,009

Total Consumer Staples		324,372,746

Energy (17.2%)
Energy Equipment & Services (1.8%)
Atwood Oceanics, Inc.*	4,800	119,568
Baker Hughes, Inc.	180,500	6,577,420
BJ Services Co.	170,200	2,319,826
ENSCO International, Inc.^	134,100	4,676,067
Exterran Holdings, Inc.*	19,500	312,780
Halliburton Co.	522,700	10,819,890
Helix Energy Solutions Group, Inc.*	57,300	622,851
Helmerich & Payne, Inc.^	42,300	1,305,801
Nabors Industries Ltd.*^	164,900	2,569,142
National Oilwell Varco, Inc.*	243,700	7,959,242
Oil States International, Inc.*	28,900	699,669
Patterson-UTI Energy, Inc.	76,400	982,504
Pride International, Inc.*	53,900	1,350,734
Rowan Cos., Inc.	54,300	1,049,076
Schlumberger Ltd.	380,600	20,594,266
SEACOR Holdings, Inc.*^	11,800	887,832
Smith International, Inc.	51,800	1,333,850
Superior Energy Services, Inc.*	45,500	785,785
Tidewater, Inc.	30,200	1,294,674
Unit Corp.*	23,800	656,166

		66,917,143

Oil, Gas & Consumable Fuels (15.4%)
Anadarko Petroleum Corp.	290,900	13,203,951
Apache Corp.	320,100	23,095,215
Arch Coal, Inc.	84,100	1,292,617
BP plc (ADR)^	112,100	5,344,928
Cabot Oil & Gas Corp.	60,400	1,850,656
Chesapeake Energy Corp.^	364,900	7,235,967
Chevron Corp.	1,492,440	98,874,150
Cimarex Energy Co.^	48,600	1,377,324
Comstock Resources, Inc.*	24,900	822,945
Concho Resources, Inc.*	44,400	1,273,836
ConocoPhillips	1,205,520	50,704,171
Continental Resources, Inc.*	9,300	258,075
Denbury Resources, Inc.*	145,000	2,135,850
Devon Energy Corp.^	522,600	28,481,700
El Paso Corp.	294,900	2,721,927
Encore Acquisition Co.*	30,800	950,180
EOG Resources, Inc.	186,300	12,653,496
EXCO Resources, Inc.*	9,500	122,740

See Notes to Financial Statements. 125

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Exxon Mobil Corp.#	2,598,580	$181,666,728
Forest Oil Corp.*^	41,100	613,212
Frontier Oil Corp.	13,100	171,741
Frontline Ltd.	30,100	733,236
Hess Corp.	169,200	9,094,500
Marathon Oil Corp.	412,400	12,425,612
Mariner Energy, Inc.*^	5,700	66,975
Massey Energy Co.	10,000	195,400
Murphy Oil Corp.	111,200	6,040,384
Newfield Exploration Co.*	77,300	2,525,391
Nexen, Inc.	239,700	5,189,505
Noble Energy, Inc.	101,000	5,955,970
Occidental Petroleum Corp.	676,400	44,513,884
Overseas Shipholding Group, Inc.	13,700	466,348
Pioneer Natural Resources Co.	66,400	1,693,200
Plains Exploration & Production Co.*	32,100	878,256
Range Resources Corp.	77,800	3,221,698
Royal Dutch Shell plc (ADR), Class A	188,600	9,465,834
SandRidge Energy, Inc.*	72,400	616,848
Southern Union Co.	64,800	1,191,672
Spectra Energy Corp.	375,800	6,358,536
St. Mary Land & Exploration Co.	27,400	571,838
Sunoco, Inc.^	68,100	1,579,920
Teekay Corp.	13,800	290,214
Tesoro Corp.	47,800	608,494
Valero Energy Corp.	300,900	5,082,201
Whiting Petroleum Corp.*	29,700	1,044,252
Williams Cos., Inc.	338,000	5,276,180
XTO Energy, Inc.	337,800	12,883,692

		572,821,449

Total Energy		639,738,592

Financials (20.1%)
Capital Markets (3.5%)
Ameriprise Financial, Inc.	117,600	2,854,152
Bank of New York Mellon Corp.	553,800	16,231,878
BlackRock, Inc.	7,800	1,368,276
Deutsche Bank AG (Registered)^	181,200	11,053,200
Federated Investors, Inc., Class B	3,500	84,315
Franklin Resources, Inc.	48,300	3,478,083
Goldman Sachs Group, Inc.	376,900	55,570,136
Invesco Ltd.	222,800	3,970,296
Investment Technology Group, Inc.*	23,200	473,048
Janus Capital Group, Inc.	12,300	140,220
Jefferies Group, Inc.*^	16,400	349,812
Legg Mason, Inc.^	82,100	2,001,598
Morgan Stanley	848,900	24,202,139
Raymond James Financial, Inc.^	57,000	980,970
State Street Corp.	134,400	6,343,680

		129,101,803

Commercial Banks (4.1%)
Associated Banc-Corp^	74,500	931,250
Bancorpsouth, Inc.^	48,600	997,758
Bank of Hawaii Corp.^	27,900	999,657
BB&T Corp.^	376,900	8,284,262
BOK Financial Corp.^	7,800	293,826
CapitalSource, Inc.	111,300	543,144
City National Corp./California^	25,100	924,433
Comerica, Inc.	88,100	1,863,315
Commerce Bancshares, Inc./Missouri	23,100	735,273
Cullen/Frost Bankers, Inc.^	30,200	1,392,824
Fifth Third Bancorp^	336,100	2,386,310

	Number of Shares	Value (Note 1)
First Citizens BancShares, Inc./North Carolina, Class A	3,600	$481,140
First Horizon National Corp.*^	127,290	1,527,476
Fulton Financial Corp.	102,300	532,983
Huntington Bancshares, Inc./Ohio^	253,000	1,057,540
KeyCorp	300,700	1,575,668
M&T Bank Corp.^	41,900	2,133,967
Marshall & Ilsley Corp.	155,200	744,960
PNC Financial Services Group, Inc.	268,154	10,407,057
Popular, Inc.^	164,300	361,460
Regions Financial Corp.	1,312,300	5,301,692
SunTrust Banks, Inc.	198,500	3,265,325
Synovus Financial Corp.	151,800	453,882
TCF Financial Corp.^	74,600	997,402
U.S. Bancorp^	1,756,400	31,474,688
Valley National Bancorp^	82,610	966,537
Wells Fargo & Co.	2,850,183	69,145,440
Whitney Holding Corp./Louisiana	39,300	359,988
Wilmington Trust Corp.	40,400	551,864
Zions Bancorporation^	67,200	776,832

		151,467,953

Consumer Finance (0.6%)
American Express Co.	483,000	11,224,920
AmeriCredit Corp.*^	36,500	494,575
Capital One Financial Corp.^	300,650	6,578,222
Discover Financial Services	280,600	2,881,762
SLM Corp.*^	213,300	2,190,591
Student Loan Corp.	2,100	78,120

		23,448,190

Diversified Financial Services (4.8%)
Bank of America Corp.	4,458,857	58,856,912
CIT Group, Inc.^	204,800	440,320
Citigroup, Inc.^	3,211,900	9,539,343
CME Group, Inc.	36,500	11,355,515
Interactive Brokers Group, Inc., Class A*	23,700	368,061
JPMorgan Chase & Co.	2,731,170	93,160,209
Leucadia National Corp.*^	69,400	1,463,646
NASDAQ OMX Group, Inc.*	43,900	935,509
NYSE Euronext	112,600	3,068,350

		179,187,865

Insurance (5.1%)
ACE Ltd.	184,400	8,156,012
Alleghany Corp.*^	3,060	829,260
Allied World Assurance Co. Holdings Ltd./Bermuda	28,900	1,179,987
Allstate Corp.	636,300	15,525,720
American Financial Group, Inc./Ohio	50,100	1,081,158
American International Group, Inc.^	875,200	1,015,232
American National Insurance Co.^	9,300	702,894
Aon Corp.^	161,300	6,108,431
Arch Capital Group Ltd.*	30,500	1,786,690
Arthur J. Gallagher & Co.	4,300	91,762
Aspen Insurance Holdings Ltd.	48,300	1,079,022
Assurant, Inc.	68,600	1,652,574
Axis Capital Holdings Ltd.	59,500	1,557,710
Brown & Brown, Inc.	18,000	358,740
Chubb Corp.	205,200	8,183,376
Cincinnati Financial Corp.	84,300	1,884,105
CNA Financial Corp.^	8,400	129,948
Endurance Specialty Holdings Ltd.	19,100	559,630
Erie Indemnity Co., Class A	5,200	185,952
Everest Reinsurance Group Ltd.	35,900	2,569,363

See Notes to Financial Statements. 126

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Fidelity National Financial, Inc., Class A	116,700	$1,578,951
First American Corp.	54,300	1,406,913
Genworth Financial, Inc., Class A	2,297,100	16,056,729
Hanover Insurance Group, Inc.	27,600	1,051,836
Hartford Financial Services Group, Inc.^	372,000	4,415,640
HCC Insurance Holdings, Inc.^	65,400	1,570,254
Lincoln National Corp.	393,700	6,775,577
Loews Corp.	191,000	5,233,400
Markel Corp.*	5,800	1,633,860
Marsh & McLennan Cos., Inc.	281,600	5,668,608
MBIA, Inc.*^	76,700	332,111
Mercury General Corp.	15,600	521,508
MetLife, Inc.	727,900	21,844,279
Odyssey Reinsurance Holdings Corp.	7,800	311,844
Old Republic International Corp.	140,100	1,379,985
OneBeacon Insurance Group Ltd., Class A	13,500	157,815
PartnerReinsurance Ltd.	33,000	2,143,350
Progressive Corp.*	356,300	5,383,693
Protective Life Corp.^	49,900	570,856
Prudential Financial, Inc.	118,800	4,421,736
Reinsurance Group of America, Inc.	39,100	1,364,981
RenaissanceReinsurance Holdings Ltd.	36,300	1,689,402
StanCorp Financial Group, Inc.	28,600	820,248
Torchmark Corp.^	136,000	5,037,440
Transatlantic Holdings, Inc.	15,900	688,947
Travelers Cos., Inc.	571,600	23,458,464
Unitrin, Inc.	24,500	294,490
Unum Group	492,800	7,815,808
Validus Holdings Ltd.	15,300	336,294
W.R. Berkley Corp.	52,600	1,129,322
Wesco Financial Corp.	800	232,800
White Mountains Insurance Group Ltd.	4,600	1,052,986
XL Capital Ltd., Class A	752,400	8,622,504

		189,640,197

Real Estate Investment Trusts (REITs) (1.7%)
Alexandria Real Estate Equities, Inc. (REIT)^	18,100	647,799
AMB Property Corp. (REIT)	85,200	1,602,612
Annaly Capital Management, Inc. (REIT)^	317,200	4,802,408
Apartment Investment & Management Co. (REIT), Class A^	68,242	603,942
AvalonBay Communities, Inc. (REIT)	46,571	2,605,182
Boston Properties LP (REIT)	70,700	3,372,390
Brandywine Realty Trust (REIT)^	74,900	558,005
BRE Properties, Inc. (REIT)^	29,900	710,424
Camden Property Trust (REIT)^	38,900	1,073,640
Chimera Investment Corp. (REIT)	390,500	1,362,845
Corporate Office Properties Trust/Maryland (REIT)	33,500	982,555
Douglas Emmett, Inc. (REIT)	70,700	635,593
Duke Realty Corp. (REIT)	130,400	1,143,608
Equity Residential (REIT)	159,600	3,547,908
Essex Property Trust, Inc. (REIT)^	16,000	995,680
Federal Realty Investment Trust (REIT)	30,000	1,545,600
HCP, Inc. (REIT)^	98,200	2,080,858
Health Care REIT, Inc. (REIT)	32,200	1,098,020
Hospitality Properties Trust (REIT)	54,800	651,572

	Number of Shares	Value (Note 1)
Host Hotels & Resorts, Inc. (REIT)	350,800	$2,943,212
HRPT Properties Trust (REIT)	130,300	529,018
Kimco Realty Corp. (REIT)	219,240	2,203,362
Liberty Property Trust (REIT)	61,500	1,416,960
Macerich Co. (REIT)	46,100	811,821
Mack-Cali Realty Corp. (REIT)	45,600	1,039,680
Nationwide Health Properties, Inc. (REIT)	14,900	383,526
Plum Creek Timber Co., Inc. (REIT)^	61,000	1,816,580
ProLogis (REIT)	257,860	2,078,351
Rayonier, Inc. (REIT)	25,200	916,020
Realty Income Corp. (REIT)	60,800	1,332,736
Regency Centers Corp. (REIT)	46,700	1,630,297
Senior Housing Properties Trust (REIT)	70,200	1,145,664
Simon Property Group, Inc. (REIT)	79,600	4,093,828
SL Green Realty Corp. (REIT)^	44,800	1,027,712
Taubman Centers, Inc. (REIT)	31,000	832,660
UDR, Inc. (REIT)	87,705	905,993
Ventas, Inc. (REIT)^	91,200	2,723,232
Vornado Realty Trust (REIT)	88,882	4,002,356
Weingarten Realty Investors (REIT)^	60,800	882,208

		62,735,857

Real Estate Management & Development (0.0%)
Forest City Enterprises, Inc., Class A	63,800	421,080
Jones Lang LaSalle, Inc.	20,300	664,419

		1,085,499

Thrifts & Mortgage Finance (0.3%)
First Niagara Financial Group, Inc.	87,300	996,966
Hudson City Bancorp, Inc.	121,300	1,612,077
New York Community Bancorp, Inc.^	201,100	2,149,759
People’s United Financial, Inc.	201,200	3,026,048
TFS Financial Corp.	42,700	453,474
Washington Federal, Inc.	51,300	666,900

		8,905,224

Total Financials		745,572,588

Health Care (11.1%)
Biotechnology (0.2%)
Amgen, Inc.*	148,300	7,851,002

Health Care Equipment & Supplies (0.5%)
Boston Scientific Corp.*	565,200	5,731,128
Cooper Cos., Inc.^	26,300	650,399
Hill-Rom Holdings, Inc.^	21,900	355,218
Hologic, Inc.*^	134,800	1,918,204
Hospira, Inc.*	34,300	1,321,236
Inverness Medical Innovations, Inc.*	24,300	864,594
Kinetic Concepts, Inc.*	23,200	632,200
Teleflex, Inc.	13,400	600,722
Zimmer Holdings, Inc.*	125,400	5,342,040

		17,415,741

Health Care Providers & Services (1.9%)
Aetna, Inc.	204,400	5,120,220
AmerisourceBergen Corp.	21,800	386,732
Brookdale Senior Living, Inc.	22,800	222,072
Cardinal Health, Inc.	542,300	16,567,265
CIGNA Corp.	148,600	3,579,774
Community Health Systems, Inc.*	26,900	679,225
Coventry Health Care, Inc.*	62,100	1,161,891
Health Net, Inc.*	60,500	940,775
Humana, Inc.*	62,600	2,019,476
LifePoint Hospitals, Inc.*	31,700	832,125
Lincare Holdings, Inc.*^	7,700	181,104

See Notes to Financial Statements. 127

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
McKesson Corp.^	80,700	$3,550,800
MEDNAX, Inc.*	18,100	762,553
Omnicare, Inc.	39,900	1,027,824
Tenet Healthcare Corp.*	89,700	252,954
UnitedHealth Group, Inc.	693,100	17,313,638
Universal Health Services, Inc., Class B	24,800	1,211,480
WellPoint, Inc.*	262,400	13,353,536

		69,163,444

Health Care Technology (0.0%)
IMS Health, Inc.	81,900	1,040,130

Life Sciences Tools & Services (0.3%)
Charles River Laboratories International, Inc.*	12,900	435,375
Life Technologies Corp.*	11,600	483,952
PerkinElmer, Inc.	53,200	925,680
Thermo Fisher Scientific, Inc.*	224,000	9,132,480

		10,977,487

Pharmaceuticals (8.2%)
Abbott Laboratories, Inc.	193,500	9,102,240
AstraZeneca plc (ADR)^	138,600	6,117,804
Bristol-Myers Squibb Co.^	933,700	18,963,447
Eli Lilly & Co.^	618,100	21,410,984
Endo Pharmaceuticals Holdings, Inc.*	68,300	1,223,936
Forest Laboratories, Inc.*	175,800	4,414,338
GlaxoSmithKline plc (ADR)^	164,600	5,816,964
Johnson & Johnson	747,610	42,464,248
King Pharmaceuticals, Inc.*	144,500	1,391,535
Merck & Co., Inc.^	1,923,100	53,769,876
Mylan, Inc.*^	50,700	661,635
Pfizer, Inc.	5,613,800	84,207,000
Schering-Plough Corp.	1,042,600	26,190,112
Warner Chilcott Ltd., Class A*	3,600	47,340
Watson Pharmaceuticals, Inc.*	61,400	2,068,566
Wyeth	603,000	27,370,170

		305,220,195

Total Health Care		411,667,999

Industrials (8.6%)
Aerospace & Defense (1.9%)
BE Aerospace, Inc.*^	28,300	406,388
Boeing Co.	476,400	20,247,000
General Dynamics Corp.	182,300	10,097,597
ITT Corp.	95,600	4,254,200
L-3 Communications Holdings, Inc.	67,900	4,710,902
Lockheed Martin Corp.	43,900	3,540,535
Northrop Grumman Corp.	316,200	14,444,016
Raytheon Co.	96,100	4,269,723
Spirit AeroSystems Holdings, Inc., Class A*	41,500	570,210
United Technologies Corp.^	163,700	8,505,852

		71,046,423

Air Freight & Logistics (0.4%)
FedEx Corp.	181,400	10,089,468
United Parcel Service, Inc., Class B	88,700	4,434,113
UTi Worldwide, Inc.*	4,500	51,300

		14,574,881

Airlines (0.1%)
Southwest Airlines Co.^	296,900	1,998,137

Building Products (0.2%)
Armstrong World Industries, Inc.*	6,700	110,483
Masco Corp.^	628,800	6,023,904

	Number of Shares	Value (Note 1)
Owens Corning, Inc.*	27,900	$356,562
USG Corp.*^	23,900	240,673

		6,731,622

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	53,400	1,371,312
Cintas Corp.	62,800	1,434,352
Corrections Corp. of America*	59,500	1,010,905
Covanta Holding Corp.*	75,200	1,275,392
Pitney Bowes, Inc.	120,300	2,638,179
R.R. Donnelley & Sons Co.	88,700	1,030,694
Republic Services, Inc.^	128,130	3,127,654
Waste Connections, Inc.*	12,400	321,284
Waste Management, Inc.	29,600	833,536

		13,043,308

Construction & Engineering (0.2%)
KBR, Inc.	93,500	1,724,140
Quanta Services, Inc.*	115,200	2,664,576
Shaw Group, Inc.*	9,100	249,431
URS Corp.*	42,400	2,099,648

		6,737,795

Electrical Equipment (0.5%)
Cooper Industries Ltd., Class A^	374,600	11,631,330
Emerson Electric Co.	94,100	3,048,840
General Cable Corp.*	30,300	1,138,674
Hubbell, Inc., Class B	29,000	929,740
Rockwell Automation, Inc.	74,400	2,389,728
Roper Industries, Inc.	7,500	339,825
Thomas & Betts Corp.*	21,000	606,060

		20,084,197

Industrial Conglomerates (2.1%)
Carlisle Cos., Inc.	26,000	625,040
General Electric Co.^	6,378,810	74,759,653
Textron, Inc.	168,500	1,627,710

		77,012,403

Machinery (1.7%)
AGCO Corp.*	53,900	1,566,873
Bucyrus International, Inc.	34,000	971,040
Caterpillar, Inc.^	329,800	10,896,592
Crane Co.	14,000	312,340
Cummins, Inc.	78,800	2,774,548
Danaher Corp.	57,000	3,519,180
Deere & Co.	185,200	7,398,740
Dover Corp.	31,700	1,048,953
Eaton Corp.	96,500	4,304,865
Gardner Denver, Inc.*	30,300	762,651
Graco, Inc.	19,000	418,380
Harsco Corp.	12,700	359,410
IDEX Corp.^	19,300	474,201
Illinois Tool Works, Inc.	261,600	9,768,144
Ingersoll-Rand plc, Class A*^	253,100	5,289,790
Joy Global, Inc.	7,400	264,328
Kennametal, Inc.	42,700	818,986
Lincoln Electric Holdings, Inc.	24,800	893,792
Manitowoc Co., Inc.	75,900	399,234
Oshkosh Corp.	43,400	631,036
PACCAR, Inc.	15,900	516,909
Parker Hannifin Corp.	93,600	4,021,056
Pentair, Inc.	41,400	1,060,668
SPX Corp.	28,600	1,400,542
Terex Corp.*	61,400	741,098
Timken Co.	56,400	963,312

See Notes to Financial Statements. 128

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Trinity Industries, Inc.^	45,800	$623,796

		62,200,464

Marine (0.0%)
Alexander & Baldwin, Inc.	23,900	560,216
Kirby Corp.*	24,900	791,571

		1,351,787

Professional Services (0.1%)
Equifax, Inc.	16,100	420,210
Manpower, Inc.^	45,700	1,934,938
Monster Worldwide, Inc.*	30,500	360,205

		2,715,353

Road & Rail (1.1%)
Burlington Northern Santa Fe Corp.	153,200	11,266,328
Con-way, Inc.	18,100	639,111
CSX Corp.	228,100	7,899,103
Hertz Global Holdings, Inc.*^	524,800	4,193,152
Kansas City Southern*^	29,100	468,801
Norfolk Southern Corp.	186,100	7,010,387
Ryder System, Inc.	32,600	910,192
Union Pacific Corp.	137,800	7,173,868

		39,560,942

Trading Companies & Distributors (0.0%)
GATX Corp.^	15,700	403,804
WESCO International, Inc.*	11,700	292,968

		696,772

Total Industrials		317,754,084

Information Technology (7.6%)
Communications Equipment (1.6%)
Brocade Communications Systems, Inc.*	146,100	1,142,502
Ciena Corp.*	47,100	487,485
Cisco Systems, Inc.*	730,500	13,616,520
CommScope, Inc.*	48,400	1,270,984
EchoStar Corp., Class A*	22,100	352,274
Harris Corp.	16,800	476,448
JDS Uniphase Corp.*^	58,800	336,336
Motorola, Inc.	3,092,500	20,503,275
Nokia Oyj (ADR)^	1,172,400	17,093,592
Telefonaktiebolaget LM Ericsson (ADR)^	295,200	2,887,056
Tellabs, Inc.*	230,500	1,320,765

		59,487,237

Computers & Peripherals (2.1%)
Diebold, Inc.^	4,800	126,528
EMC Corp.*	1,050,900	13,766,790
Hewlett-Packard Co.	622,600	24,063,490
International Business Machines Corp.	237,000	24,747,540
Lexmark International, Inc., Class A*	45,500	721,175
SanDisk Corp.*^	68,500	1,006,265
Seagate Technology	28,300	296,018
Sun Microsystems, Inc.*	435,800	4,018,076
Teradata Corp.*	18,600	435,798
Western Digital Corp.*	371,850	9,854,025

		79,035,705

Electronic Equipment, Instruments & Components (0.8%)
Arrow Electronics, Inc.*	40,800	866,592
AU Optronics Corp. (ADR)^	719,025	6,960,162
Avnet, Inc.*	58,500	1,230,255
AVX Corp.	22,200	220,446
Corning, Inc.	403,100	6,473,786
Ingram Micro, Inc., Class A*	94,300	1,650,250
Itron, Inc.*	1,700	93,619

	Number of Shares	Value (Note 1)
Jabil Circuit, Inc.	54,900	$407,358
Molex, Inc.^	70,100	1,090,055
Tech Data Corp.*	29,300	958,403
Tyco Electronics Ltd.^	518,600	9,640,774
Vishay Intertechnology, Inc.*	234,900	1,594,971

		31,186,671

Internet Software & Services (0.3%)
eBay, Inc.*	499,700	8,559,861
IAC/InterActiveCorp*	35,700	572,985
Yahoo!, Inc.*	45,000	704,700

		9,837,546

IT Services (0.3%)
Affiliated Computer Services, Inc., Class A*	21,000	932,820
Amdocs Ltd.*	96,800	2,076,360
Broadridge Financial Solutions, Inc.	31,000	513,980
Computer Sciences Corp.*	88,300	3,911,690
Convergys Corp.*	49,600	460,288
DST Systems, Inc.*	2,700	99,765
Fidelity National Information Services, Inc.^	69,600	1,389,216
SAIC, Inc.*	31,500	584,325
Total System Services, Inc.	26,300	352,157

		10,320,601

Office Electronics (0.1%)
Xerox Corp.	503,800	3,264,624
Zebra Technologies Corp., Class A*^	3,200	75,712

		3,340,336

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Micro Devices, Inc.*^	153,900	595,593
Applied Materials, Inc.	774,500	8,496,265
Atmel Corp.*	262,600	979,498
Cypress Semiconductor Corp.*	7,600	69,920
Fairchild Semiconductor International, Inc.*	72,100	503,979
Integrated Device Technology, Inc.*	75,800	457,832
Intel Corp.^	1,777,800	29,422,590
International Rectifier Corp.*^	23,300	345,073
Intersil Corp., Class A^	35,800	450,006
KLA-Tencor Corp.	99,000	2,499,750
LSI Corp.*	378,000	1,723,680
Marvell Technology Group Ltd.*	30,000	349,200
Maxim Integrated Products, Inc.	28,600	448,734
Microchip Technology, Inc.	9,400	211,970
Micron Technology, Inc.*	406,500	2,056,890
Novellus Systems, Inc.*	22,500	375,750
PMC-Sierra, Inc.*	129,800	1,033,208

		50,019,938

Software (1.0%)
Activision Blizzard, Inc.*	136,000	1,717,680
Autodesk, Inc.*	43,000	816,140
CA, Inc.	52,200	909,846
Compuware Corp.*	140,900	966,574
Macrovision Solutions Corp.*	18,200	396,942
Microsoft Corp.	954,500	22,688,465
Novell, Inc.*	109,300	495,129
Nuance Communications, Inc.*	11,500	139,035
Symantec Corp.*^	560,800	8,726,048
Synopsys, Inc.*	31,300	610,663

		37,466,522

Total Information Technology		280,694,556

See Notes to Financial Statements. 129

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (3.1%)
Chemicals (1.6%)
Air Products & Chemicals, Inc.	80,100	$5,173,659
Airgas, Inc.	47,400	1,921,122
Albemarle Corp.	50,200	1,283,614
Ashland, Inc.	40,000	1,122,000
Cabot Corp.	38,100	479,298
CF Industries Holdings, Inc.	4,900	363,286
Cytec Industries, Inc.	27,500	512,050
Dow Chemical Co.	648,250	10,462,755
E.I. du Pont de Nemours & Co.	923,600	23,662,632
Eastman Chemical Co.	214,700	8,137,130
FMC Corp.	6,300	297,990
Huntsman Corp.	94,400	474,832
International Flavors & Fragrances, Inc.	2,600	85,072
Intrepid Potash, Inc.*^	1,700	47,736
Lubrizol Corp.	5,000	236,550
PPG Industries, Inc.	95,900	4,210,010
RPM International, Inc.	35,400	497,016
Terra Industries, Inc.	18,400	445,648
Valhi, Inc.^	2,400	17,832
Valspar Corp.	58,400	1,315,752

		60,745,984

Construction Materials (0.1%)
Martin Marietta Materials, Inc.^	16,000	1,262,080
Vulcan Materials Co.^	64,500	2,779,950

		4,042,030

Containers & Packaging (0.3%)
AptarGroup, Inc.^	39,500	1,333,915
Ball Corp.	19,200	867,072
Bemis Co., Inc.	58,200	1,466,640
Greif, Inc., Class A	19,400	857,868
Owens-Illinois, Inc.*	75,000	2,100,750
Packaging Corp. of America	53,800	871,560
Pactiv Corp.*	13,900	301,630
Sealed Air Corp.	92,400	1,704,780
Sonoco Products Co.	58,200	1,393,890
Temple-Inland, Inc.^	62,100	814,752

		11,712,857

Metals & Mining (0.8%)
AK Steel Holding Corp.	63,700	1,222,403
Alcoa, Inc.^	304,800	3,148,584
Allegheny Technologies, Inc.	57,100	1,994,503
Carpenter Technology Corp.	25,700	534,817
Cliffs Natural Resources, Inc.	69,000	1,688,430
Commercial Metals Co.	65,600	1,051,568
Compass Minerals International, Inc.	8,800	483,208
Freeport-McMoRan Copper & Gold, Inc.	94,300	4,725,373
Nucor Corp.	183,100	8,135,133
Reliance Steel & Aluminum Co.	36,700	1,408,913
Royal Gold, Inc.	15,000	625,500
Schnitzer Steel Industries, Inc., Class A	2,700	142,722
Southern Copper Corp.	27,100	553,924
Steel Dynamics, Inc.	106,200	1,564,326
Titanium Metals Corp.	49,600	455,824
United States Steel Corp.^	83,500	2,984,290

		30,719,518

Paper & Forest Products (0.3%)
International Paper Co.	251,800	3,809,734
MeadWestvaco Corp.	99,700	1,636,077

	Number of Shares	Value (Note 1)
Weyerhaeuser Co.	123,200	$3,748,976

		9,194,787

Total Materials		116,415,176

Telecommunication Services (6.1%)
Diversified Telecommunication Services (5.1%)
AT&T, Inc.	4,620,300	114,768,252
CenturyTel, Inc.^	58,900	1,808,230
Embarq Corp.	83,300	3,503,598
Frontier Communications Corp.	102,800	733,992
Level 3 Communications, Inc.*	948,100	1,431,631
Qwest Communications International, Inc.^	857,900	3,560,285
Verizon Communications, Inc.	2,032,600	62,461,798
Windstream Corp.	136,400	1,140,304

		189,408,090

Wireless Telecommunication Services (1.0%)
Clearwire Corp., Class A*^	37,500	207,375
Crown Castle International Corp.*^	108,600	2,608,572
Leap Wireless International, Inc.*^	8,000	263,440
NII Holdings, Inc.*	91,500	1,744,905
Sprint Nextel Corp.*^	4,536,700	21,821,527
Telephone & Data Systems, Inc.	52,900	1,497,070
U.S. Cellular Corp.*	9,100	349,895
Vodafone Group plc (ADR)	468,000	9,121,320

		37,614,104

Total Telecommunication Services		227,022,194

Utilities (6.3%)
Electric Utilities (3.0%)
Allegheny Energy, Inc.	38,400	984,960
American Electric Power Co., Inc.	323,670	9,350,826
DPL, Inc.	59,000	1,367,030
Duke Energy Corp.	749,900	10,941,041
Edison International^	386,100	12,146,706
Entergy Corp.	114,300	8,860,536
Exelon Corp.	350,500	17,949,105
FirstEnergy Corp.^	177,600	6,882,000
FPL Group, Inc.	208,000	11,826,880
Great Plains Energy, Inc.	78,700	1,223,785
Hawaiian Electric Industries, Inc.^	53,400	1,017,804
Northeast Utilities	102,100	2,277,851
NV Energy, Inc.	78,200	843,778
Pepco Holdings, Inc.	128,200	1,723,008
Pinnacle West Capital Corp.^	58,900	1,775,835
Progress Energy, Inc.	162,600	6,151,158
Southern Co.	455,900	14,205,844
Westar Energy, Inc.	63,300	1,188,141

		110,716,288

Gas Utilities (0.3%)
AGL Resources, Inc.	45,000	1,431,000
Atmos Energy Corp.	53,600	1,342,144
Energen Corp.	41,800	1,667,820
National Fuel Gas Co.	41,300	1,490,104
ONEOK, Inc.	61,400	1,810,686
Questar Corp.	101,400	3,149,484
UGI Corp.	63,100	1,608,419

		12,499,657

Independent Power Producers & Energy Traders (0.3%)
AES Corp.*	75,400	875,394
Calpine Corp.*	89,600	999,040
Constellation Energy Group, Inc.	16,600	441,228
Dynegy, Inc., Class A*	290,200	658,754
Mirant Corp.*	84,000	1,322,160

See Notes to Financial Statements. 130

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
NRG Energy, Inc.*	154,600	$4,013,416
RRI Energy, Inc.*^	844,000	4,228,440

		12,538,432

Multi-Utilities (2.6%)
Alliant Energy Corp.	213,100	5,568,303
Ameren Corp.	202,100	5,030,269
CenterPoint Energy, Inc.	32,600	361,208
CMS Energy Corp.	413,000	4,989,040
Consolidated Edison, Inc.^	188,500	7,053,670
Dominion Resources, Inc.	429,600	14,357,232
DTE Energy Co.	95,500	3,056,000
Integrys Energy Group, Inc.	34,800	1,043,652
MDU Resources Group, Inc.	107,200	2,033,584
NiSource, Inc.^	650,700	7,587,162
NSTAR	62,300	2,000,453
OGE Energy Corp.	56,000	1,585,920
PG&E Corp.	214,700	8,253,068
Public Service Enterprise Group, Inc.	294,800	9,619,324
SCANA Corp.	71,000	2,305,370
Sempra Energy^	142,400	7,067,312
TECO Energy, Inc.	124,000	1,479,320
Vectren Corp.	47,200	1,105,896
Wisconsin Energy Corp.	68,200	2,776,422
Xcel Energy, Inc.^	429,600	7,908,936

		95,182,141

Water Utilities (0.1%)
American Water Works Co., Inc.	32,000	611,520
Aqua America, Inc.^	79,000	1,414,100

		2,025,620

Total Utilities		232,962,138

Total Common Stocks (99.0%) (Cost $4,205,437,926)		3,674,999,068

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (1.5%)
Goldman Sachs & Co., Repurchase Agreement
0.05%, 7/1/09 (r)(v)	$47,133,805	47,133,805
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(l)(s)	10,000,000	1,475,000
Monumental Global Funding II
0.40%, 3/26/10 (l)	1,000,000	961,956
Wells Fargo & Co.
0.37%, 8/3/09 (l)	7,500,000	7,491,135

Total Short-Term Investments of Cash Collateral for Securities Loaned		57,061,896

Time Deposit (0.9%)
JPMorgan Chase Nassau
0.000%, 7/1/09	33,232,943	33,232,943

Total Short-Term Investments (2.4%) (Cost/Amortized Cost $98,866,749)		90,294,839

Total Investments (101.4%) (Cost/Amortized Cost $4,304,304,675)		3,765,293,907
Other Assets Less Liabilities (-1.4%)		(53,593,489)

Net Assets (100%)		$3,711,700,418

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
#	All, or a portion of security held by broker as collateral for financial futures contracts.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(s)	Issuer in bankruptcy.
(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% - 6.176%, maturing 4/15/18 - 5/1/39; Federal National Mortgage Association, 0.000% - 7.500%, maturing 2/1/18 - 5/1/39; Government National Mortgage Association, 0.465% - 5.500%, maturing 11/16/31 - 8/16/44.

Glossary:

ADR — American Depositary Receipt

See Notes to Financial Statements. 131

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	193	September-09	$8,901,079	$8,834,575	$(66,504)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$378,798,995	$–	$–	$378,798,995
Consumer Staples	324,372,746	–	–	324,372,746
Energy	639,738,592	–	–	639,738,592
Financials	745,572,588	–	–	745,572,588
Health Care	411,667,999	–	–	411,667,999
Industrials	317,754,084	–	–	317,754,084
Information Technology	280,694,556	–	–	280,694,556
Materials	116,415,176	–	–	116,415,176
Telecommunication Services	227,022,194	–	–	227,022,194
Utilities	232,962,138	–	–	232,962,138
Short-Term Investments	–	90,294,839	–	90,294,839
Total Asset	$3,674,999,068	$90,294,839	$–	$3,765,293,907
Liability:
Futures	$(66,504)	$–	$–	$(66,504)
Total Liability	$(66,504)	$–	$–	$(66,504)
Total	$3,674,932,564	$90,294,839	$–	$3,765,227,403
Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

See Notes to Financial Statements. 132

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(66,504	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(66,504)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(445,846)	–	–	(445,846)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(445,846)	$–	$–	$(445,846)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(346,872)	–	–	(346,872)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(346,872)	$–	$–	$(346,872)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,662,261,631
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$858,595,096

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$236,678,044
Aggregate gross unrealized depreciation	(776,407,952)

Net unrealized depreciation	$(539,729,908)

Federal income tax cost of investments	$4,305,023,815

At June 30, 2009, the Portfolio had loaned securities with a total value of $62,073,257. This was secured by collateral of $65,633,805, which was received as cash and subsequently invested in short-term investments currently valued at $57,061,896, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $541,357,502 which expires in the year 2016.

See Notes to Financial Statements. 133

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.1%)
Auto Components (0.8%)
BorgWarner, Inc.^	199,500	$6,812,925
Gentex Corp.	230,000	2,668,000

		9,480,925

Automobiles (0.1%)
Thor Industries, Inc.	59,900	1,100,363

Distributors (0.3%)
LKQ Corp.*	234,100	3,850,945

Diversified Consumer Services (2.0%)
Brink’s Home Security Holdings, Inc.*	67,800	1,919,418
Career Education Corp.*	124,600	3,101,294
Corinthian Colleges, Inc.*^	146,200	2,475,166
ITT Educational Services, Inc.*^	52,100	5,244,386
Matthews International Corp., Class A	51,900	1,615,128
Regis Corp.	73,800	1,284,858
Service Corp. International	420,600	2,304,888
Sotheby’s, Inc.	114,800	1,619,828
Strayer Education, Inc.	23,500	5,125,585

		24,690,551

Hotels, Restaurants & Leisure (1.9%)
Bob Evans Farms, Inc.	51,400	1,477,236
Boyd Gaming Corp.*	93,900	798,150
Brinker International, Inc.^	170,500	2,903,615
Cheesecake Factory, Inc.*	100,900	1,745,570
Chipotle Mexican Grill, Inc., Class A*^	53,400	4,272,000
International Speedway Corp., Class A	46,200	1,183,182
Life Time Fitness, Inc.*^	58,300	1,166,583
Panera Bread Co., Class A*	51,700	2,577,762
Scientific Games Corp., Class A*	108,800	1,715,776
Wendy’s/Arby’s Group, Inc., Class A	698,537	2,794,148
WMS Industries, Inc.*	82,000	2,583,820

		23,217,842

Household Durables (1.5%)
American Greetings Corp., Class A	66,100	772,048
Blyth, Inc.	10,075	330,359
M.D.C. Holdings, Inc.	61,400	1,848,754
Mohawk Industries, Inc.*^	95,000	3,389,600
NVR, Inc.*	9,900	4,973,661
Ryland Group, Inc.	71,600	1,200,016
Toll Brothers, Inc.*^	226,100	3,836,917
Tupperware Brands Corp.	104,600	2,721,692

		19,073,047

Internet & Catalog Retail (0.9%)
Netflix, Inc.*	68,700	2,840,058
priceline.com, Inc.*^	71,300	7,953,515

		10,793,573

Leisure Equipment & Products (0.0%)
Callaway Golf Co.^	106,200	538,434

Media (1.0%)
DreamWorks Animation SKG, Inc., Class A*^	124,900	3,445,991
Harte-Hanks, Inc.^	63,400	586,450
John Wiley & Sons, Inc., Class A^	72,100	2,397,325
Lamar Advertising Co., Class A*^	127,100	1,940,817
Marvel Entertainment, Inc.*	82,700	2,943,293

	Number of Shares	Value (Note 1)
Scholastic Corp.	44,200	$874,718

		12,188,594

Multiline Retail (0.7%)
99 Cents Only Stores*^	79,400	1,078,252
Dollar Tree, Inc.*	153,905	6,479,401
Saks, Inc.*^	237,600	1,052,568

		8,610,221

Specialty Retail (5.0%)
Aaron’s, Inc.	89,900	2,680,818
Advance Auto Parts, Inc.	162,600	6,746,274
Aeropostale, Inc.*	111,800	3,831,386
American Eagle Outfitters, Inc.^	353,300	5,006,261
AnnTaylor Stores Corp.*	95,400	761,292
Barnes & Noble, Inc.^	61,700	1,272,871
CarMax, Inc.*^	377,300	5,546,310
Chico’s FAS, Inc.*^	298,300	2,902,459
Coldwater Creek, Inc.*^	78,100	473,286
Collective Brands, Inc.*	108,500	1,580,845
Dick’s Sporting Goods, Inc.*	144,100	2,478,520
Foot Locker, Inc.	262,000	2,743,140
Guess?, Inc.	98,700	2,544,486
J. Crew Group, Inc.*^	87,600	2,366,952
PetSmart, Inc.	213,100	4,573,126
Rent-A-Center, Inc.*	111,100	1,980,913
Ross Stores, Inc.	217,000	8,376,200
Urban Outfitters, Inc.*^	190,800	3,981,996
Williams-Sonoma, Inc.	144,700	1,717,589

		61,564,724

Textiles, Apparel & Luxury Goods (0.9%)
Fossil, Inc.*	74,800	1,801,184
Hanesbrands, Inc.*^	157,300	2,361,073
Phillips-Van Heusen Corp.	86,000	2,467,340
Timberland Co., Class A*	78,900	1,047,003
Under Armour, Inc., Class A*^	61,100	1,367,418
Warnaco Group, Inc.*	77,900	2,523,960

		11,567,978

Total Consumer Discretionary		186,677,197

Consumer Staples (3.9%)
Beverages (0.5%)
Hansen Natural Corp.*	122,000	3,760,040
PepsiAmericas, Inc.	93,900	2,517,459

		6,277,499

Food & Staples Retailing (0.4%)
BJ’s Wholesale Club, Inc.*	92,800	2,990,944
Ruddick Corp.^	65,700	1,539,351

		4,530,295

Food Products (1.4%)
Corn Products International, Inc.	126,300	3,383,577
Flowers Foods, Inc.^	132,300	2,889,432
Lancaster Colony Corp.	33,200	1,463,124
Ralcorp Holdings, Inc.*^	96,898	5,903,026
Smithfield Foods, Inc.*^	199,240	2,783,383
Tootsie Roll Industries, Inc.^	43,842	994,775

		17,417,317

Household Products (1.0%)
Church & Dwight Co., Inc.	120,200	6,528,062
Energizer Holdings, Inc.*^	118,600	6,195,664

		12,723,726

Personal Products (0.5%)
Alberto-Culver Co.^	142,700	3,628,861

See Notes to Financial Statements. 134

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
NBTY, Inc.*	91,600	$2,575,792

		6,204,653

Tobacco (0.1%)
Universal Corp.^	41,800	1,383,998

Total Consumer Staples		48,537,488

Energy (6.1%)
Energy Equipment & Services (2.6%)
Exterran Holdings, Inc.*	103,200	1,655,328
Helix Energy Solutions Group, Inc.*	165,700	1,801,159
Helmerich & Payne, Inc.^	180,500	5,572,035
Oceaneering International, Inc.*^	92,300	4,171,960
Patterson-UTI Energy, Inc.	256,000	3,292,160
Pride International, Inc.*	297,200	7,447,832
Superior Energy Services, Inc.*	130,800	2,258,916
Tidewater, Inc.	87,200	3,738,264
Unit Corp.*	80,200	2,211,114

		32,148,768

Oil, Gas & Consumable Fuels (3.5%)
Arch Coal, Inc.	241,700	3,714,929
Bill Barrett Corp.*^	61,900	1,699,774
Cimarex Energy Co.^	140,914	3,993,503
Comstock Resources, Inc.*	78,500	2,594,425
Encore Acquisition Co.*	90,400	2,788,840
Forest Oil Corp.*^	190,700	2,845,244
Frontier Oil Corp.	175,900	2,306,049
Mariner Energy, Inc.*	168,000	1,974,000
Newfield Exploration Co.*	227,098	7,419,291
Overseas Shipholding Group, Inc.^	40,100	1,365,004
Patriot Coal Corp.*^	124,000	791,120
Plains Exploration & Production Co.*	208,700	5,710,032
Quicksilver Resources, Inc.*	189,800	1,763,242
Southern Union Co.	207,500	3,815,925

		42,781,378

Total Energy		74,930,146

Financials (17.3%)
Capital Markets (2.1%)
Affiliated Managers Group, Inc.*	70,700	4,114,033
Apollo Investment Corp.	238,211	1,429,266
Eaton Vance Corp.	200,100	5,352,675
Jefferies Group, Inc.*	212,400	4,530,492
Raymond James Financial, Inc.^	164,100	2,824,161
SEI Investments Co.	223,900	4,039,156
Waddell & Reed Financial, Inc., Class A	147,300	3,884,301

		26,174,084

Commercial Banks (3.2%)
Associated Banc-Corp^	214,000	2,675,000
Bancorpsouth, Inc.^	120,900	2,482,077
Bank of Hawaii Corp.	80,800	2,895,064
Cathay General Bancorp^	81,400	774,114
City National Corp./California^	71,600	2,637,028
Commerce Bancshares, Inc./Missouri^	110,804	3,526,891
Cullen/Frost Bankers, Inc.^	99,565	4,591,938
FirstMerit Corp.	136,400	2,316,072
Fulton Financial Corp.^	294,000	1,531,740
International Bancshares Corp.^	83,900	865,009
PacWest Bancorp	40,900	538,244
SVB Financial Group*	55,600	1,513,432
Synovus Financial Corp.	469,800	1,404,702
TCF Financial Corp.^	190,800	2,550,996
Trustmark Corp.	81,200	1,568,784

	Number of Shares	Value (Note 1)
Valley National Bancorp	237,195	$2,775,182
Webster Financial Corp.^	88,400	711,620
Westamerica Bancorporation^	48,300	2,396,163
Wilmington Trust Corp.	115,800	1,581,828

		39,335,884

Consumer Finance (0.3%)
AmeriCredit Corp.*	220,800	2,991,840

Insurance (4.5%)
American Financial Group, Inc./Ohio	125,900	2,716,922
Arthur J. Gallagher & Co.	168,143	3,588,172
Brown & Brown, Inc.	196,492	3,916,085
Everest Reinsurance Group Ltd.	105,300	7,536,321
Fidelity National Financial, Inc., Class A	402,075	5,440,075
First American Corp.	156,000	4,041,960
Hanover Insurance Group, Inc.	86,500	3,296,515
HCC Insurance Holdings, Inc.^	188,000	4,513,880
Horace Mann Educators Corp.	65,200	650,044
Mercury General Corp.	59,600	1,992,428
Old Republic International Corp.^	411,839	4,056,614
Protective Life Corp.^	138,700	1,586,728
Reinsurance Group of America, Inc.	122,801	4,286,983
StanCorp Financial Group, Inc.	81,600	2,340,288
Unitrin, Inc.	82,400	990,448
W.R. Berkley Corp.	235,600	5,058,332

		56,011,795

Real Estate Investment Trusts (REITs) (5.8%)
Alexandria Real Estate Equities, Inc. (REIT)^	66,653	2,385,511
AMB Property Corp. (REIT)^	245,300	4,614,093
BRE Properties, Inc. (REIT)^	85,300	2,026,728
Camden Property Trust (REIT)	109,800	3,030,480
Corporate Office Properties Trust/Maryland (REIT)^	95,800	2,809,814
Cousins Properties, Inc. (REIT)	73,337	623,364
Duke Realty Corp. (REIT)^	375,600	3,294,012
Equity One, Inc. (REIT)^	60,439	801,421
Essex Property Trust, Inc. (REIT)	47,000	2,924,810
Federal Realty Investment Trust (REIT)	101,147	5,211,093
Highwoods Properties, Inc. (REIT)	117,900	2,637,423
Hospitality Properties Trust (REIT)	190,900	2,269,801
Liberty Property Trust (REIT)	177,100	4,080,384
Macerich Co. (REIT)^	134,396	2,366,714
Mack-Cali Realty Corp. (REIT)^	133,900	3,052,920
Nationwide Health Properties, Inc. (REIT)	171,700	4,419,558
Omega Healthcare Investors, Inc. (REIT)	138,200	2,144,864
Potlatch Corp. (REIT)	66,500	1,615,285
Rayonier, Inc. (REIT)	132,400	4,812,740
Realty Income Corp. (REIT)^	174,500	3,825,040
Regency Centers Corp. (REIT)	137,000	4,782,670
SL Green Realty Corp. (REIT)	128,900	2,956,966
UDR, Inc. (REIT)^	249,444	2,576,757
Weingarten Realty Investors (REIT)^	182,292	2,645,057

		71,907,505

Real Estate Management & Development (0.2%)
Jones Lang LaSalle, Inc.	69,000	2,258,370

Thrifts & Mortgage Finance (1.2%)
Astoria Financial Corp.^	136,600	1,172,028
First Niagara Financial Group, Inc.	256,407	2,928,168

See Notes to Financial Statements. 135

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
New York Community Bancorp, Inc.^	591,029	$6,318,100
NewAlliance Bancshares, Inc.	179,000	2,058,500
Washington Federal, Inc.	146,700	1,907,100

		14,383,896

Total Financials		213,063,374

Health Care (12.6%)
Biotechnology (1.3%)
OSI Pharmaceuticals, Inc.*	96,900	2,735,487
United Therapeutics Corp.*^	38,888	3,240,537
Vertex Pharmaceuticals, Inc.*	296,395	10,563,518

		16,539,542

Health Care Equipment & Supplies (3.9%)
Beckman Coulter, Inc.^	106,469	6,083,639
Edwards Lifesciences Corp.*^	95,900	6,524,077
Gen-Probe, Inc.*	87,300	3,752,154
Hill-Rom Holdings, Inc.	104,700	1,698,234
Hologic, Inc.*^	439,200	6,249,816
Idexx Laboratories, Inc.*^	99,700	4,606,140
Immucor, Inc.*	119,500	1,644,320
Kinetic Concepts, Inc.*	93,200	2,539,700
Masimo Corp.*	80,700	1,945,677
ResMed, Inc.*	127,200	5,180,856
STERIS Corp.^	99,300	2,589,744
Teleflex, Inc.	66,900	2,999,127
Thoratec Corp.*	94,400	2,528,032

		48,341,516

Health Care Providers & Services (3.3%)
Community Health Systems, Inc.*	158,300	3,997,075
Health Management Associates, Inc., Class A*	412,600	2,038,244
Health Net, Inc.*	173,400	2,696,370
Henry Schein, Inc.*	154,400	7,403,480
Kindred Healthcare, Inc.*	49,500	612,315
LifePoint Hospitals, Inc.*	91,200	2,394,000
Lincare Holdings, Inc.*^	115,074	2,706,540
Omnicare, Inc.^	174,800	4,502,848
Owens & Minor, Inc.	69,200	3,032,344
Psychiatric Solutions, Inc.*	94,100	2,139,834
Universal Health Services, Inc., Class B	82,300	4,020,355
VCA Antech, Inc.*^	141,700	3,783,390
WellCare Health Plans, Inc.*^	70,700	1,307,243

		40,634,038

Health Care Technology (0.6%)
Cerner Corp.*	115,800	7,213,182

Life Sciences Tools & Services (2.2%)
Affymetrix, Inc.*^	118,100	700,333
Bio-Rad Laboratories, Inc., Class A*	32,400	2,445,552
Charles River Laboratories International, Inc.*^	111,700	3,769,875
Covance, Inc.*^	109,400	5,382,480
Mettler-Toledo International, Inc.*	56,801	4,382,197
Pharmaceutical Product Development, Inc.	197,600	4,588,272
Techne Corp.	62,700	4,000,887
Varian, Inc.*	48,400	1,908,412

		27,178,008

Pharmaceuticals (1.3%)
Endo Pharmaceuticals Holdings, Inc.*	197,700	3,542,784
Medicis Pharmaceutical Corp., Class A	96,700	1,578,144
Perrigo Co.	129,900	3,608,622

	Number of Shares	Value (Note 1)
Sepracor, Inc.*	184,700	$3,199,004
Valeant Pharmaceuticals International*^	138,900	3,572,508

		15,501,062

Total Health Care		155,407,348

Industrials (14.4%)
Aerospace & Defense (0.6%)
Alliant Techsystems, Inc.*	55,200	4,546,272
BE Aerospace, Inc.*^	169,100	2,428,276

		6,974,548

Airlines (0.3%)
AirTran Holdings, Inc.*^	199,100	1,232,429
Alaska Air Group, Inc.*	60,700	1,108,382
JetBlue Airways Corp.*^	340,000	1,451,800

		3,792,611

Building Products (0.2%)
Lennox International, Inc.	78,500	2,520,635

Commercial Services & Supplies (1.7%)
Brink’s Co.	67,900	1,971,137
Clean Harbors, Inc.*	33,800	1,824,862
Copart, Inc.*	109,500	3,796,365
Corrections Corp. of America*	193,271	3,283,674
Deluxe Corp.	86,500	1,108,065
Herman Miller, Inc.	91,700	1,406,678
HNI Corp.	75,000	1,354,500
Mine Safety Appliances Co.^	49,500	1,192,950
Rollins, Inc.	70,500	1,220,355
Waste Connections, Inc.*^	133,600	3,461,576

		20,620,162

Construction & Engineering (1.9%)
Aecom Technology Corp.*	157,000	5,024,000
Dycom Industries, Inc.*	65,700	727,299
Granite Construction, Inc.^	55,100	1,833,728
KBR, Inc.	274,700	5,065,468
Shaw Group, Inc.*	141,300	3,873,033
URS Corp.*^	142,400	7,051,648

		23,575,176

Electrical Equipment (1.7%)
AMETEK, Inc.^	183,900	6,359,262
Hubbell, Inc., Class B	95,300	3,055,318
Roper Industries, Inc.	155,018	7,023,866
Thomas & Betts Corp.*	88,500	2,554,110
Woodward Governor Co.	91,800	1,817,640

		20,810,196

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	102,100	2,454,484

Machinery (4.8%)
AGCO Corp.*	158,300	4,601,781
Bucyrus International, Inc.	126,400	3,609,984
Crane Co.	79,200	1,766,952
Donaldson Co., Inc.	130,000	4,503,200
Federal Signal Corp.	79,200	605,880
Graco, Inc.	99,500	2,190,990
Harsco Corp.	135,600	3,837,480
IDEX Corp.	136,100	3,343,977
Joy Global, Inc.	175,000	6,251,000
Kennametal, Inc.	122,500	2,349,550
Lincoln Electric Holdings, Inc.	71,200	2,566,048
Nordson Corp.	56,400	2,180,424
Oshkosh Corp.	126,800	1,843,672
Pentair, Inc.	165,800	4,247,796

See Notes to Financial Statements. 136

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
SPX Corp.^	82,105	$4,020,682
Terex Corp.*	179,600	2,167,772
Timken Co.	142,400	2,432,192
Trinity Industries, Inc.^	133,100	1,812,822
Valmont Industries, Inc.	29,000	2,090,320
Wabtec Corp.	81,200	2,612,204

		59,034,726

Marine (0.1%)
Alexander & Baldwin, Inc.	69,200	1,622,048

Professional Services (1.4%)
Corporate Executive Board Co.^	58,400	1,212,384
FTI Consulting, Inc.*	86,400	4,382,208
Kelly Services, Inc., Class A	45,800	501,510
Korn/Ferry International*	73,700	784,168
Manpower, Inc.	132,000	5,588,880
MPS Group, Inc.*	152,000	1,161,280
Navigant Consulting, Inc.*	79,000	1,020,680
Watson Wyatt Worldwide, Inc., Class A	71,200	2,672,136

		17,323,246

Road & Rail (1.1%)
Con-way, Inc.	77,200	2,725,932
J.B. Hunt Transport Services, Inc.	138,600	4,231,458
Kansas City Southern*^	155,100	2,498,661
Landstar System, Inc.	86,500	3,106,215
Werner Enterprises, Inc.	71,800	1,301,016

		13,863,282

Trading Companies & Distributors (0.4%)
GATX Corp.	79,100	2,034,452
MSC Industrial Direct Co., Class A	75,800	2,689,384
United Rentals, Inc.*^	99,800	647,702

		5,371,538

Total Industrials		177,962,652

Information Technology (14.2%)
Communications Equipment (1.9%)
3Com Corp.*	647,500	3,049,725
ADC Telecommunications, Inc.*^	161,600	1,286,336
ADTRAN, Inc.	91,900	1,973,093
Avocent Corp.*	76,300	1,065,148
CommScope, Inc.*	136,500	3,584,490
F5 Networks, Inc.*	131,600	4,552,044
Palm, Inc.*^	236,000	3,910,520
Plantronics, Inc.	82,200	1,554,402
Polycom, Inc.*	140,000	2,837,800

		23,813,558

Computers & Peripherals (0.5%)
Diebold, Inc.	112,000	2,952,320
Imation Corp.	50,500	384,305
NCR Corp.*	264,600	3,130,218

		6,466,843

Electronic Equipment, Instruments & Components (2.4%)
Arrow Electronics, Inc.*	201,800	4,286,232
Avnet, Inc.*	258,600	5,438,358
Ingram Micro, Inc., Class A*	273,100	4,779,250
Itron, Inc.*	66,700	3,673,169
National Instruments Corp.^	93,000	2,098,080
Tech Data Corp.*	84,700	2,770,537
Trimble Navigation Ltd.*^	201,400	3,953,482
Vishay Intertechnology, Inc.*	317,000	2,152,430

		29,151,538

Internet Software & Services (0.7%)
Digital River, Inc.*	62,900	2,284,528

	Number of Shares	Value (Note 1)
Equinix, Inc.*	62,300	$4,531,702
ValueClick, Inc.*	146,400	1,540,128

		8,356,358

IT Services (3.4%)
Acxiom Corp.	113,400	1,001,322
Alliance Data Systems Corp.*^	97,400	4,011,906
Broadridge Financial Solutions, Inc.	237,500	3,937,750
DST Systems, Inc.*	68,200	2,519,990
Gartner, Inc.*^	100,800	1,538,208
Global Payments, Inc.	137,633	5,155,732
Hewitt Associates, Inc., Class A*	139,900	4,166,222
Lender Processing Services, Inc.	140,600	3,904,462
ManTech International Corp., Class A*^	35,200	1,515,008
Metavante Technologies, Inc.*	152,000	3,930,720
NeuStar, Inc., Class A*	121,300	2,688,008
SAIC, Inc.*	349,000	6,473,950
SRA International, Inc., Class A*	71,300	1,252,028

		42,095,306

Office Electronics (0.2%)
Zebra Technologies Corp., Class A*	99,600	2,356,536

Semiconductors & Semiconductor Equipment (2.1%)
Atmel Corp.*	759,500	2,832,935
Cree, Inc.*	149,700	4,399,683
Fairchild Semiconductor International, Inc.*	209,100	1,461,609
Integrated Device Technology, Inc.*	275,600	1,664,624
International Rectifier Corp.*	120,700	1,787,567
Intersil Corp., Class A^	206,200	2,591,934
Lam Research Corp.*^	216,400	5,626,400
RF Micro Devices, Inc.*	440,400	1,655,904
Semtech Corp.*	101,000	1,606,910
Silicon Laboratories, Inc.*	74,800	2,837,912

		26,465,478

Software (3.0%)
ACI Worldwide, Inc.*	58,400	815,264
Advent Software, Inc.*^	26,100	855,819
ANSYS, Inc.*	147,003	4,580,613
Cadence Design Systems, Inc.*	442,100	2,608,390
FactSet Research Systems, Inc.^	70,100	3,495,887
Fair Isaac Corp.	82,000	1,267,720
Jack Henry & Associates, Inc.	142,200	2,950,650
Macrovision Solutions Corp.*^	136,800	2,983,608
Mentor Graphics Corp.*	153,800	841,286
Micros Systems, Inc.*	134,900	3,415,668
Parametric Technology Corp.*	193,100	2,257,339
Sybase, Inc.*	142,361	4,461,594
Synopsys, Inc.*	242,500	4,731,175
Wind River Systems, Inc.*	116,000	1,329,360

		36,594,373

Total Information Technology		175,299,990

Materials (7.0%)
Chemicals (3.6%)
Airgas, Inc.	137,400	5,568,822
Albemarle Corp.	154,600	3,953,122
Ashland, Inc.	110,900	3,110,745
Cabot Corp.	109,400	1,376,252
Cytec Industries, Inc.	78,800	1,467,256
FMC Corp.	124,400	5,884,120
Lubrizol Corp.	115,500	5,464,305
Minerals Technologies, Inc.	31,100	1,120,222
Olin Corp.	129,272	1,537,044

See Notes to Financial Statements. 137

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
RPM International, Inc.	214,600	$3,012,984
Scotts Miracle-Gro Co., Class A^	73,400	2,572,670
Sensient Technologies Corp.	81,000	1,828,170
Terra Industries, Inc.	167,100	4,047,162
Valspar Corp.	167,300	3,769,269

		44,712,143

Construction Materials (0.5%)
Martin Marietta Materials, Inc.^	75,000	5,916,000

Containers & Packaging (1.3%)
AptarGroup, Inc.	114,700	3,873,419
Greif, Inc., Class A	57,800	2,555,916
Packaging Corp. of America	171,400	2,776,680
Sonoco Products Co.	168,700	4,040,365
Temple-Inland, Inc.^	178,000	2,335,360

		15,581,740

Metals & Mining (1.6%)
Carpenter Technology Corp.	73,700	1,533,697
Cliffs Natural Resources, Inc.	224,200	5,486,174
Commercial Metals Co.	187,700	3,008,831
Reliance Steel & Aluminum Co.	107,900	4,142,281
Steel Dynamics, Inc.	314,800	4,637,004
Worthington Industries, Inc.	100,200	1,281,558

		20,089,545

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.*^	152,700	522,234

Total Materials		86,821,662

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.1%)
Cincinnati Bell, Inc.*^	360,100	1,022,684

Wireless Telecommunication Services (0.5%)
Syniverse Holdings, Inc.*	87,500	1,402,625
Telephone & Data Systems, Inc.	169,200	4,788,360

		6,190,985

Total Telecommunication Services		7,213,669

Utilities (6.6%)
Electric Utilities (1.9%)
Cleco Corp.^	102,200	2,291,324
DPL, Inc.	194,419	4,504,689
Great Plains Energy, Inc.	226,600	3,523,630
Hawaiian Electric Industries, Inc.^	151,800	2,893,308
IDACORP, Inc.	78,108	2,041,743
NV Energy, Inc.	396,300	4,276,077
Westar Energy, Inc.	181,500	3,406,755

		22,937,526

Gas Utilities (2.2%)
AGL Resources, Inc.	130,148	4,138,706
Energen Corp.	120,900	4,823,910
National Fuel Gas Co.	133,400	4,813,072
ONEOK, Inc.	177,400	5,231,526
UGI Corp.	185,363	4,724,903
WGL Holdings, Inc.	84,900	2,718,498

		26,450,615

Multi-Utilities (2.2%)
Alliant Energy Corp.	189,400	4,949,022
Black Hills Corp.	64,700	1,487,453
MDU Resources Group, Inc.	310,204	5,884,570
NSTAR	182,900	5,872,919
OGE Energy Corp.^	164,400	4,655,808
PNM Resources, Inc.	144,700	1,549,737

	Number of Shares	Value (Note 1)
Vectren Corp.	137,000	$3,209,910

		27,609,419

Water Utilities (0.3%)
Aqua America, Inc.	227,090	4,064,911

Total Utilities		81,062,471

Total Common Stocks (97.8%) (Cost $1,036,179,028)		1,206,975,997

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.2%)
U.S. Treasury Bills 0.16%, 9/10/09 (p)	$3,155,000	3,153,974

Short-Term Investments of Cash Collateral for Securities Loaned (2.8%)
Goldman Sachs & Co., Repurchase Agreement
0.05%, 7/1/09 (r)(v)	17,132,243	17,132,243
MassMutual Global Funding II
0.40%, 3/26/10 (l)	12,000,000	11,891,724
Wells Fargo & Co.
0.37%, 8/3/09 (l)	5,000,000	4,994,090

Total Short-Term Investments of Cash Collateral for Securities Loaned		34,018,057

Time Deposit (1.6%)
JPMorgan Chase Nassau
0.000%, 7/1/09	20,290,950	20,290,950

Total Short-Term Investments (4.6%) (Cost/Amortized Cost $57,577,259)		57,462,981

Total Investments (102.4%) (Cost/Amortized Cost $1,093,756,287)		1,264,438,978
Other Assets Less Liabilities (-2.4%)		(30,185,693)

Net Assets (100%)		$1,234,253,285

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% – 6.176%, maturing 4/15/18 – 5/1/39; Federal National Mortgage Association, 0.000% – 7.500%, maturing 2/1/18 – 5/1/39; Government National Mortgage Association, 0.465% – 5.500%, maturing 11/16/31 – 8/16/44.

See Notes to Financial Statements. 138

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchase
S&P Mid 400 E-Mini Index	448	September-09	$26,673,870	$25,836,160	$(837,710)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$186,677,197	$–	$–	$186,677,197
Consumer Staples	48,537,488	–	–	48,537,488
Energy	74,930,146	–	–	74,930,146
Financials	213,063,374	–	–	213,063,374
Health Care	155,407,348	–	–	155,407,348
Industrials	177,962,652	–	–	177,962,652
Information Technology	175,299,990	–	–	175,299,990
Materials	86,821,662	–	–	86,821,662
Telecommunication Services	7,213,669	–	–	7,213,669
Utilities	81,062,471	–	–	81,062,471
Short-Term Investments	–	57,462,981	–	57,462,981
Total Asset	$1,206,975,997	$57,462,981	$–	$1,264,438,978
Liability:
Futures	$(837,710)	$–	$–	$(837,710)
Total Liability	$(837,710)	$–	$–	$(837,710)
Total	$1,206,138,287	$57,462,981	$–	$1,263,601,268

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

See Notes to Financial Statements. 139

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(837,710)	*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(837,710)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	(3,320)	–	(3,320)
Credit contracts	–	–	–	–	–
Equity contracts	–	3,703,581	–	–	3,703,581
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$3,703,581	$(3,320)	$–	$3,700,261

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(1,807,181)	–	–	(1,807,181)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(1,807,181)	$–	$–	$(1,807,181)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$351,126,708
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$81,348,101

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$201,421,326
Aggregate gross unrealized depreciation	(40,292,526)

Net unrealized appreciation	$161,128,800

Federal income tax cost of investments	$1,103,310,178

At June 30, 2009, the Portfolio had loaned securities with a total value of $32,010,537. This was secured by collateral of $34,132,243, which was received as cash and subsequently invested in short-term investments currently valued at $34,018,057, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $416,590,954 which expires in the year 2016.

See Notes to Financial Statements. 140

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.3%)
Auto Components (0.4%)
Autoliv, Inc.^	40,338	$1,160,524
BorgWarner, Inc.^	3,925	134,039
Federal Mogul Corp.*^	10,500	99,225
TRW Automotive Holdings Corp.*^	202,360	2,286,668
WABCO Holdings, Inc.	3,413	60,410

		3,740,866

Automobiles (0.2%)
Harley-Davidson, Inc.^	109,691	1,778,091
Thor Industries, Inc.	7,968	146,372

		1,924,463

Distributors (0.3%)
Genuine Parts Co.	84,198	2,825,685

Diversified Consumer Services (0.2%)
Career Education Corp.*	2,638	65,660
Hillenbrand, Inc.	17,819	296,508
Service Corp. International^	124,247	680,874
Weight Watchers International, Inc.	14,116	363,769

		1,406,811

Hotels, Restaurants & Leisure (1.0%)
Boyd Gaming Corp.*	23,100	196,350
Choice Hotels International, Inc.^	9,200	244,812
International Game Technology	23,289	370,295
International Speedway Corp., Class A	15,397	394,317
Las Vegas Sands Corp.*	34,021	267,405
Marriott International, Inc., Class A	73,373	1,619,342
MGM MIRAGE*^	49,195	314,356
Penn National Gaming, Inc.*	31,245	909,542
Royal Caribbean Cruises Ltd.^	42,291	572,620
Starwood Hotels & Resorts Worldwide, Inc.	73,094	1,622,687
Wendy’s/Arby’s Group, Inc., Class A	102,525	410,100
Wyndham Worldwide Corp.	46,490	563,459
Wynn Resorts Ltd.*	31,321	1,105,632

		8,590,917

Household Durables (2.6%)
Black & Decker Corp.	29,187	836,499
Centex Corp.	58,299	493,209
D.R. Horton, Inc.	129,747	1,214,432
Fortune Brands, Inc.	70,271	2,441,214
Garmin Ltd.	9,532	227,052
Harman International Industries, Inc.^	12,212	229,586
Jarden Corp.*	41,101	770,644
KB Home	36,043	493,068
Leggett & Platt, Inc.	27,722	422,206
Lennar Corp., Class A	64,427	624,298
M.D.C. Holdings, Inc.^	151,696	4,567,567
Mohawk Industries, Inc.*^	26,505	945,698
Newell Rubbermaid, Inc.^	108,837	1,132,993
NVR, Inc.*	2,236	1,123,344
Pulte Homes, Inc.^	78,432	692,555
Snap-On, Inc.	19,567	562,356
Stanley Works	37,013	1,252,520
Toll Brothers, Inc.*^	186,569	3,166,076
Whirlpool Corp.^	35,466	1,509,433

		22,704,750

Internet & Catalog Retail (0.2%)
Expedia, Inc.*	7,730	116,800

	Number of Shares	Value (Note 1)
Liberty Media Corp., Interactive, Class A*	281,838	$1,412,009

		1,528,809

Leisure Equipment & Products (0.3%)
Hasbro, Inc.	23,655	573,397
Mattel, Inc.	152,974	2,455,233

		3,028,630

Media (2.3%)
Cablevision Systems Corp. - New York Group, Class A	109,745	2,130,150
CBS Corp., Class B^	279,915	1,937,012
Central European Media Enterprises Ltd., Class A*	16,070	316,418
Clear Channel Outdoor Holdings, Inc., Class A*	18,970	100,541
Discovery Communications, Inc., Class C*	9,211	189,102
DISH Network Corp., Class A*	94,049	1,524,534
DreamWorks Animation SKG, Inc., Class A*	33,866	934,363
Gannett Co., Inc.	108,150	386,095
Interactive Data Corp.	9,070	209,880
Interpublic Group of Cos., Inc.*^	223,817	1,130,276
Lamar Advertising Co., Class A*	26,680	407,404
Liberty Global, Inc., Class A*	124,501	1,978,321
Liberty Media Corp., Capital Series, Class A*	37,553	509,219
Meredith Corp.	15,853	405,044
New York Times Co., Class A^	45,227	249,201
Regal Entertainment Group, Class A	18,112	240,708
Scripps Networks Interactive, Inc., Class A	16,626	462,702
Virgin Media, Inc.^	582,554	5,446,880
Warner Music Group Corp.*	19,400	113,490
Washington Post Co., Class B	2,857	1,006,178

		19,677,518

Multiline Retail (0.9%)
Big Lots, Inc.*	34,343	722,233
J.C. Penney Co., Inc.	104,711	3,006,253
Macy’s, Inc.	199,933	2,351,212
Sears Holdings Corp.*^	23,287	1,549,051

		7,628,749

Specialty Retail (1.3%)
Abercrombie & Fitch Co., Class A	20,672	524,862
American Eagle Outfitters, Inc.	194,100	2,750,397
AutoNation, Inc.*	30,752	533,547
Barnes & Noble, Inc.^	13,778	284,240
CarMax, Inc.*	29,910	439,677
Chico’s FAS, Inc.*	5,142	50,032
Foot Locker, Inc.	40,644	425,543
GameStop Corp., Class A*	9,319	205,111
Limited Brands, Inc.	44,122	528,140
Office Depot, Inc.*	105,130	479,393
Penske Automotive Group, Inc.^	11,356	188,964
RadioShack Corp.	50,874	710,201
Sherwin-Williams Co.	6,728	361,630
Signet Jewelers Ltd.^	40,528	843,793
Tiffany & Co.	4,870	123,503
TJX Cos., Inc.	83,300	2,620,618
Williams-Sonoma, Inc.^	26,331	312,549

		11,382,200

Textiles, Apparel & Luxury Goods (0.6%)
Phillips-Van Heusen Corp.	8,514	244,267

See Notes to Financial Statements. 141

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Polo Ralph Lauren Corp.	1,493	$79,935
VF Corp.	82,486	4,565,600

		4,889,802

Total Consumer Discretionary		89,329,200

Consumer Staples (5.7%)
Beverages (1.0%)
Brown-Forman Corp., Class B	7,125	306,233
Central European Distribution Corp.*	20,689	549,707
Coca-Cola Enterprises, Inc.	21,672	360,839
Constellation Brands, Inc., Class A*^	88,068	1,116,702
Dr. Pepper Snapple Group, Inc.*	120,299	2,549,136
Molson Coors Brewing Co., Class B	56,416	2,388,089
Pepsi Bottling Group, Inc.	13,166	445,537
PepsiAmericas, Inc.	27,430	735,398

		8,451,641

Food & Staples Retailing (0.8%)
BJ’s Wholesale Club, Inc.*	21,112	680,440
Rite Aid Corp.*	252,300	380,973
Safeway, Inc.	199,260	4,058,926
SUPERVALU, Inc.	107,605	1,393,485
Whole Foods Market, Inc.	8,240	156,395

		6,670,219

Food Products (3.7%)
Bunge Ltd.^	96,470	5,812,317
Campbell Soup Co.	29,563	869,743
Chaoda Modern Agriculture (Holdings) Ltd.	2,190,720	1,292,331
ConAgra Foods, Inc.	209,239	3,988,095
Corn Products International, Inc.	35,395	948,232
Del Monte Foods Co.	93,315	875,295
First Pacific Co.	2,506,000	1,447,782
Flowers Foods, Inc.	6,215	135,736
H.J. Heinz Co.	27,968	998,458
Hershey Co.	30,045	1,081,620
Hormel Foods Corp.	29,410	1,015,821
J.M. Smucker Co.	55,408	2,696,153
Marfrig Frigorificos e Comercio de Alimentos S.A.*	133,400	987,140
Marine Harvest ASA*	2,123,000	1,431,456
Perdigao S.A.*	98,300	1,862,157
Ralcorp Holdings, Inc.*	26,467	1,612,370
Sara Lee Corp.	244,742	2,388,682
Smithfield Foods, Inc.*^	55,039	768,895
Tyson Foods, Inc., Class A	141,146	1,779,851

		31,992,134

Household Products (0.1%)
Clorox Co.^	7,351	410,406
Energizer Holdings, Inc.*	5,251	274,312

		684,718

Personal Products (0.0%)
Alberto-Culver Co.	5,938	151,003
Mead Johnson Nutrition Co., Class A*	6,700	212,859
NBTY, Inc.*	7,753	218,015

		581,877

Tobacco (0.1%)
Lorillard, Inc.	9,205	623,823

Total Consumer Staples		49,004,412

Energy (7.4%)
Energy Equipment & Services (2.4%)
Atwood Oceanics, Inc.*	3,823	95,231
BJ Services Co.^	139,488	1,901,221

	Number of Shares	Value (Note 1)
Cie Generale de Geophysique-Veritas (ADR)*^	95,200	$1,720,264
ENSCO International, Inc.	47,568	1,658,696
Exterran Holdings, Inc.*	15,688	251,636
Helix Energy Solutions Group, Inc.*	42,817	465,421
Helmerich & Payne, Inc.^	33,941	1,047,759
Nabors Industries Ltd.*	132,422	2,063,135
Oil States International, Inc.*	23,193	561,503
Patterson-UTI Energy, Inc.	61,352	788,987
Pride International, Inc.*^	43,285	1,084,722
Rowan Cos., Inc.^	43,593	842,217
SBM Offshore N.V.	66,444	1,138,138
SEACOR Holdings, Inc.*	9,446	710,717
Smith International, Inc.	63,754	1,641,665
Superior Energy Services, Inc.*	36,561	631,408
Tidewater, Inc.	23,607	1,012,032
Unit Corp.*	19,104	526,697
Weatherford International Ltd.*	119,300	2,333,508

		20,474,957

Oil, Gas & Consumable Fuels (5.0%)
Arch Coal, Inc.	67,558	1,038,366
Cabot Oil & Gas Corp.	48,488	1,485,672
Cimarex Energy Co.^	39,118	1,108,604
Comstock Resources, Inc.*	19,997	660,901
Concho Resources, Inc.*	35,631	1,022,253
Continental Resources, Inc.*	7,442	206,515
Denbury Resources, Inc.*	116,429	1,714,999
El Paso Corp.	236,794	2,185,609
Encore Acquisition Co.*	24,690	761,687
EXCO Resources, Inc.*	7,613	98,360
Forest Oil Corp.*^	32,963	491,808
Frontier Oil Corp.	10,489	137,511
Frontline Ltd.	24,114	587,417
Mariner Energy, Inc.*	4,546	53,415
Massey Energy Co.	7,998	156,281
Murphy Oil Corp.	89,261	4,848,658
Newfield Exploration Co.*	174,031	5,685,593
Noble Energy, Inc.	109,802	6,475,024
Overseas Shipholding Group, Inc.^	10,079	343,089
Pioneer Natural Resources Co.	53,328	1,359,864
Plains Exploration & Production Co.*	25,791	705,642
Range Resources Corp.	62,476	2,587,131
SandRidge Energy, Inc.*	58,124	495,216
Southern Union Co.	52,624	967,755
Spectra Energy Corp.	298,906	5,057,490
St. Mary Land & Exploration Co.	22,010	459,349
Sunoco, Inc.^	54,690	1,268,808
Teekay Corp.^	11,031	231,982
Tesoro Corp.^	38,386	488,654
Whiting Petroleum Corp.*	23,786	836,316

		43,519,969

Total Energy		63,994,926

Financials (23.2%)
Capital Markets (2.3%)
Affiliated Managers Group, Inc.*^	33,900	1,972,641
Ameriprise Financial, Inc.	228,131	5,536,739
Federated Investors, Inc., Class B	2,766	66,633
Invesco Ltd.	327,771	5,840,879
Investment Technology Group, Inc.*	18,614	379,539
Janus Capital Group, Inc.	9,883	112,666
Jefferies Group, Inc.*	13,187	281,279
Legg Mason, Inc.^	65,753	1,603,058
Raymond James Financial, Inc.^	45,498	783,021

See Notes to Financial Statements. 142

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
TD Ameritrade Holding Corp.*^	168,100	$2,948,474

		19,524,929

Commercial Banks (3.5%)
Associated Banc-Corp^	60,152	751,900
Bancorpsouth, Inc.^	38,880	798,206
Bank of Hawaii Corp.^	22,767	815,742
BOK Financial Corp.^	6,269	236,153
CapitalSource, Inc.	89,450	436,516
City National Corp./California^	18,940	697,560
Comerica, Inc.	141,730	2,997,589
Commerce Bancshares, Inc./Missouri	29,458	937,648
Cullen/Frost Bankers, Inc.^	24,193	1,115,781
Fifth Third Bancorp^	269,923	1,916,453
First Citizens BancShares, Inc./North Carolina, Class A	2,834	378,764
First Horizon National Corp.*	101,160	1,213,916
Fulton Financial Corp.^	82,113	427,809
Huntington Bancshares, Inc./Ohio^	471,233	1,969,754
KeyCorp	241,483	1,265,371
M&T Bank Corp.^	52,055	2,651,161
Marshall & Ilsley Corp.^	123,332	591,994
Popular, Inc.^	422,108	928,638
Regions Financial Corp.	545,479	2,203,735
Signature Bank/New York*	23,606	640,195
SunTrust Banks, Inc.	266,397	4,382,231
Synovus Financial Corp.	135,119	404,006
TCF Financial Corp.^	60,142	804,099
Valley National Bancorp^	69,857	817,327
Whitney Holding Corp./Louisiana	31,888	292,094
Wilmington Trust Corp.	31,837	434,893
Zions Bancorporation^	54,385	628,691

		30,738,226

Consumer Finance (0.5%)
AmeriCredit Corp.*^	29,280	396,744
Discover Financial Services	227,502	2,336,446
SLM Corp.*^	171,256	1,758,799
Student Loan Corp.^	1,800	66,960

		4,558,949

Diversified Financial Services (1.4%)
CIT Group, Inc.^	359,540	773,011
Interactive Brokers Group, Inc., Class A*	18,997	295,023
Leucadia National Corp.*	55,710	1,174,924
NASDAQ OMX Group, Inc.*	35,228	750,709
NYSE Euronext	90,380	2,462,855
PHH Corp.*^	351,100	6,382,998

		11,839,520

Insurance (8.3%)
Alleghany Corp.*^	2,459	666,389
Allied World Assurance Co. Holdings Ltd./Bermuda	23,269	950,073
American Financial Group, Inc./Ohio	40,232	868,207
American International Group, Inc.	702,823	815,275
American National Insurance Co.^	7,438	562,164
Aon Corp.	129,504	4,904,316
Arch Capital Group Ltd.*	24,478	1,433,921
Arthur J. Gallagher & Co.	3,423	73,047
Aspen Insurance Holdings Ltd.	38,795	866,680
Assurant, Inc.	55,879	1,346,125
Axis Capital Holdings Ltd.	49,313	1,291,014
Brown & Brown, Inc.	14,460	288,188
Cincinnati Financial Corp.^	69,177	1,546,106
CNA Financial Corp.^	6,772	104,763
Endurance Specialty Holdings Ltd.	15,312	448,642

	Number of Shares	Value (Note 1)
Erie Indemnity Co., Class A	4,170	$149,119
Everest Reinsurance Group Ltd.	72,649	5,199,489
Fidelity National Financial, Inc., Class A	174,513	2,361,161
First American Corp.	86,135	2,231,758
Genworth Financial, Inc., Class A	116,336	813,189
Hanover Insurance Group, Inc.	22,104	842,383
Hartford Financial Services Group, Inc.	152,255	1,807,267
HCC Insurance Holdings, Inc.	52,493	1,260,357
Lincoln National Corp.	82,790	1,424,816
Markel Corp.*^	4,651	1,310,187
Marsh & McLennan Cos., Inc.	226,136	4,552,118
MBIA, Inc.*^	61,649	266,940
Mercury General Corp.^	12,560	419,881
Odyssey Reinsurance Holdings Corp.	6,243	249,595
Old Republic International Corp.	110,036	1,083,855
OneBeacon Insurance Group Ltd., Class A^	11,200	130,928
PartnerReinsurance Ltd.	53,418	3,469,499
Platinum Underwriters Holdings Ltd.	88,600	2,533,074
Principal Financial Group, Inc.	91,000	1,714,440
Progressive Corp.*	286,117	4,323,228
Protective Life Corp.^	40,455	462,805
Reinsurance Group of America, Inc.	144,235	5,035,244
RenaissanceReinsurance Holdings Ltd.	29,031	1,351,103
StanCorp Financial Group, Inc.	23,124	663,196
Torchmark Corp.^	38,708	1,433,744
Transatlantic Holdings, Inc.	12,761	552,934
Unitrin, Inc.	20,142	242,107
Unum Group	388,888	6,167,764
Validus Holdings Ltd.	12,297	270,288
W.R. Berkley Corp.	42,250	907,107
Wesco Financial Corp.^	590	171,690
White Mountains Insurance Group Ltd.^	3,464	792,944
XL Capital Ltd., Class A	156,235	1,790,453

		72,149,573

Real Estate Investment Trusts (REITs) (6.2%)
Alexandria Real Estate Equities, Inc. (REIT)^	14,479	518,203
AMB Property Corp. (REIT)^	69,400	1,305,414
Annaly Capital Management, Inc. (REIT)^	253,968	3,845,075
Apartment Investment & Management Co. (REIT), Class A^	54,788	484,874
AvalonBay Communities, Inc. (REIT)^	37,381	2,091,093
Boston Properties LP (REIT)^	56,549	2,697,387
Brandywine Realty Trust (REIT)^	60,149	448,110
BRE Properties, Inc. (REIT)^	23,161	550,305
Camden Property Trust (REIT)^	31,196	861,010
Chimera Investment Corp. (REIT)	1,689,536	5,896,481
Corporate Office Properties Trust/Maryland (REIT)	26,842	787,276
Douglas Emmett, Inc. (REIT)^	57,216	514,372
Duke Realty Corp. (REIT)^	106,210	931,462
Equity Residential (REIT)	127,738	2,839,616
Essex Property Trust, Inc. (REIT)^	12,844	799,282
Federal Realty Investment Trust (REIT)	24,059	1,239,520
HCP, Inc. (REIT)^	78,798	1,669,730
Health Care REIT, Inc. (REIT)^	25,840	881,144

See Notes to Financial Statements. 143

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Hospitality Properties Trust (REIT)	44,361	$527,452
Host Hotels & Resorts, Inc. (REIT)	285,831	2,398,122
HRPT Properties Trust (REIT)^	106,793	433,579
Kimco Realty Corp. (REIT)^	307,778	3,093,169
Liberty Property Trust (REIT)	49,834	1,148,175
Macerich Co. (REIT)	36,040	634,664
Mack-Cali Realty Corp. (REIT)^	36,915	841,662
MFA Financial, Inc. (REIT)	122,900	850,468
Nationwide Health Properties, Inc. (REIT)	11,944	307,438
Plum Creek Timber Co., Inc. (REIT)^	48,977	1,458,535
ProLogis (REIT)	209,997	1,692,576
Rayonier, Inc. (REIT)	20,216	734,852
Realty Income Corp. (REIT)	48,806	1,069,827
Regency Centers Corp. (REIT)^	37,930	1,324,136
Senior Housing Properties Trust (REIT)	56,355	919,714
SL Green Realty Corp. (REIT)^	35,939	824,441
Taubman Centers, Inc. (REIT)	24,853	667,552
UDR, Inc. (REIT)	70,262	725,806
Ventas, Inc. (REIT)^	73,224	2,186,469
Vornado Realty Trust (REIT)^	71,340	3,212,449
Weingarten Realty Investors (REIT)^	50,009	725,631

		54,137,071

Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc., Class A	51,297	338,560
Jones Lang LaSalle, Inc.	16,353	535,234

		873,794

Thrifts & Mortgage Finance (0.9%)
Beneficial Mutual Bancorp, Inc.*^	42,506	408,058
First Niagara Financial Group, Inc.	70,064	800,131
Hudson City Bancorp, Inc.	97,389	1,294,300
New York Community Bancorp, Inc.^	162,722	1,739,498
People’s United Financial, Inc.	163,339	2,456,618
TFS Financial Corp.	34,289	364,149
Washington Federal, Inc.^	42,231	549,003

		7,611,757

Total Financials		201,433,819

Health Care (4.9%)
Biotechnology (0.2%)
Theravance, Inc.*^	115,600	1,692,384

Health Care Equipment & Supplies (0.6%)
Cooper Cos., Inc.^	21,308	526,947
Hill-Rom Holdings, Inc.^	17,568	284,953
Hologic, Inc.*	108,263	1,540,583
Inverness Medical Innovations, Inc.*^	18,278	650,331
Kinetic Concepts, Inc.*	18,593	506,659
Teleflex, Inc.	10,693	479,367
West Pharmaceutical Services, Inc.^	39,800	1,387,030

		5,375,870

Health Care Providers & Services (2.2%)
AmerisourceBergen Corp.	140,519	2,492,807
Brookdale Senior Living, Inc.	16,500	160,710
CIGNA Corp.	289,625	6,977,066
Community Health Systems, Inc.*^	21,547	544,062
Coventry Health Care, Inc.*	49,862	932,918
Health Net, Inc.*	48,257	750,396
Humana, Inc.*	50,233	1,620,517
Laboratory Corp. of America Holdings*	28,400	1,925,236
LifePoint Hospitals, Inc.*^	25,565	671,081
Lincare Holdings, Inc.*	6,147	144,578

	Number of Shares	Value (Note 1)
MEDNAX, Inc.*^	14,500	$610,885
Omnicare, Inc.	32,032	825,144
Tenet Healthcare Corp.*	72,076	203,254
Universal Health Services, Inc., Class B	19,847	969,526

		18,828,180

Health Care Technology (0.1%)
IMS Health, Inc.	67,016	851,103

Life Sciences Tools & Services (0.2%)
Charles River Laboratories International, Inc.*	10,359	349,616
Life Technologies Corp.*	9,316	388,664
PerkinElmer, Inc.	42,706	743,084

		1,481,364

Pharmaceuticals (1.6%)
Endo Pharmaceuticals Holdings, Inc.*	124,112	2,224,087
Forest Laboratories, Inc.*	141,113	3,543,348
H. Lundbeck A/S	2,254	42,936
Impax Laboratories, Inc.*	352,100	2,591,456
King Pharmaceuticals, Inc.*	352,049	3,390,232
Mylan, Inc.*^	40,674	530,796
Warner Chilcott Ltd., Class A*	2,854	37,530
Watson Pharmaceuticals, Inc.*	49,318	1,661,523

		14,021,908

Total Health Care		42,250,809

Industrials (9.4%)
Aerospace & Defense (1.3%)
Alliant Techsystems, Inc.*^	18,100	1,490,716
BE Aerospace, Inc.*^	22,685	325,757
ITT Corp.	76,720	3,414,040
L-3 Communications Holdings, Inc.	54,530	3,783,291
Spirit AeroSystems Holdings, Inc., Class A*	33,298	457,515
Teledyne Technologies, Inc.*	52,900	1,732,475

		11,203,794

Air Freight & Logistics (0.0%)
UTi Worldwide, Inc.*	4,400	50,160

Airlines (0.6%)
Delta Air Lines, Inc.*	599,675	3,472,118
Southwest Airlines Co.^	238,457	1,604,816

		5,076,934

Building Products (0.2%)
Armstrong World Industries, Inc.*	5,363	88,436
Masco Corp.	88,925	851,901
Owens Corning, Inc.*	22,425	286,592
USG Corp.*	14,398	144,988

		1,371,917

Commercial Services & Supplies (1.3%)
Avery Dennison Corp.	42,882	1,101,210
Cintas Corp.^	50,408	1,151,319
Corrections Corp. of America*	47,744	811,170
Covanta Holding Corp.*	60,344	1,023,434
Pitney Bowes, Inc.	96,560	2,117,561
R.R. Donnelley & Sons Co.	193,835	2,252,363
Republic Services, Inc.	102,888	2,511,496
Waste Connections, Inc.*	9,964	258,167

		11,226,720

Construction & Engineering (0.9%)
KBR, Inc.	75,075	1,384,383
Quanta Services, Inc.*^	92,494	2,139,386
Shaw Group, Inc.*	7,310	200,367

See Notes to Financial Statements. 144

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
URS Corp.*	85,652	$4,241,487

		7,965,623

Electrical Equipment (0.9%)
AMETEK, Inc.^	47,700	1,649,466
Cooper Industries Ltd., Class A	58,727	1,823,473
General Cable Corp.*	24,298	913,119
Hubbell, Inc., Class B^	23,297	746,902
Rockwell Automation, Inc.	59,720	1,918,206
Roper Industries, Inc.	6,015	272,540
Thomas & Betts Corp.*	16,877	487,070

		7,810,776

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.^	20,891	502,220
Textron, Inc.	135,311	1,307,104

		1,809,324

Machinery (3.0%)
AGCO Corp.*	64,245	1,867,602
Bucyrus International, Inc.	27,244	778,089
Crane Co.^	11,205	249,984
Cummins, Inc.	63,262	2,227,455
Dover Corp.	62,612	2,071,831
Eaton Corp.	77,477	3,456,249
Gardner Denver, Inc.*	24,802	624,266
Graco, Inc.	15,243	335,651
Harsco Corp.	10,143	287,047
IDEX Corp.^	15,479	380,319
Joy Global, Inc.	5,881	210,069
Kennametal, Inc.	100,639	1,930,256
Lincoln Electric Holdings, Inc.^	19,890	716,836
Manitowoc Co., Inc.	60,985	320,781
Oshkosh Corp.	34,829	506,414
Parker Hannifin Corp.	75,095	3,226,081
Pentair, Inc.	166,599	4,268,266
SPX Corp.	22,926	1,122,686
Terex Corp.*	45,199	545,552
Timken Co.	45,287	773,502
Trinity Industries, Inc.^	38,552	525,078

		26,424,014

Marine (0.1%)
Alexander & Baldwin, Inc.^	19,891	466,245
Kirby Corp.*	19,978	635,101

		1,101,346

Professional Services (0.3%)
Equifax, Inc.	12,875	336,038
Manpower, Inc.	36,651	1,551,803
Monster Worldwide, Inc.*	24,473	289,026

		2,176,867

Road & Rail (0.5%)
Con-way, Inc.	77,494	2,736,313
Hertz Global Holdings, Inc.*^	87,444	698,677
Kansas City Southern*^	23,351	376,185
Ryder System, Inc.^	26,148	730,052

		4,541,227

Trading Companies & Distributors (0.1%)
GATX Corp.^	12,565	323,172
WESCO International, Inc.*^	9,372	234,675

		557,847

Total Industrials		81,316,549

Information Technology (7.4%)
Communications Equipment (0.6%)
Brocade Communications Systems, Inc.*	117,320	917,442
Ciena Corp.*	37,798	391,209

	Number of Shares	Value (Note 1)
CommScope, Inc.*	38,868	$1,020,674
EchoStar Corp., Class A*^	18,933	301,792
Harris Corp.	13,441	381,187
JDS Uniphase Corp.*^	244,432	1,398,151
Tellabs, Inc.*	188,582	1,080,575

		5,491,030

Computers & Peripherals (0.8%)
Diebold, Inc.	5,000	131,800
Lexmark International, Inc., Class A*^	37,205	589,699
NetApp, Inc.*	79,300	1,563,796
SanDisk Corp.*	54,979	807,641
Seagate Technology	22,763	238,101
Sun Microsystems, Inc.*	348,830	3,216,213
Teradata Corp.*	14,948	350,232
Western Digital Corp.*	10,324	273,586

		7,171,068

Electronic Equipment, Instruments & Components (1.7%)
Arrow Electronics, Inc.*	261,030	5,544,277
Avnet, Inc.*	46,997	988,347
AVX Corp.	21,000	208,530
Flextronics International Ltd.*	536,181	2,203,704
Ingram Micro, Inc., Class A*	75,736	1,325,380
Itron, Inc.*	1,295	71,316
Jabil Circuit, Inc.	44,081	327,081
Kingboard Laminates Holdings Ltd.	4,437,500	2,234,188
Molex, Inc.	56,313	875,667
Tech Data Corp.*^	23,499	768,652
Vishay Intertechnology, Inc.*	68,693	466,426

		15,013,568

Internet Software & Services (0.1%)
IAC/InterActiveCorp*	28,638	459,640

IT Services (1.2%)
Affiliated Computer Services, Inc., Class A*	16,809	746,656
Amdocs Ltd.*	77,691	1,666,472
Broadridge Financial Solutions, Inc.	24,874	412,411
CACI International, Inc., Class A*	18,400	785,864
Computer Sciences Corp.*	71,329	3,159,875
Convergys Corp.*	39,847	369,780
DST Systems, Inc.*	3,500	129,325
Fidelity National Information Services, Inc.	55,836	1,114,486
SAIC, Inc.*	25,280	468,944
Total System Services, Inc.	21,129	282,917
Western Union Co.	82,800	1,357,920

		10,494,650

Office Electronics (0.3%)
Xerox Corp.	404,595	2,621,776
Zebra Technologies Corp., Class A*	2,000	47,320

		2,669,096

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc.*^	123,602	478,340
Atmel Corp.*	210,913	786,705
Cypress Semiconductor Corp.*	6,107	56,184
Fairchild Semiconductor International, Inc.*^	59,324	414,675
Integrated Device Technology, Inc.*	60,864	367,619
International Rectifier Corp.*	18,669	276,488
Intersil Corp., Class A^	28,763	361,551
KLA-Tencor Corp.	79,482	2,006,920
Linear Technology Corp.^	25,400	593,090
LSI Corp.*^	303,581	1,384,329

See Notes to Financial Statements. 145

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Marvell Technology Group Ltd.*	24,093	$280,443
Maxim Integrated Products, Inc.	22,959	360,227
Microchip Technology, Inc.	7,529	169,779
Micron Technology, Inc.*	326,440	1,651,786
Novellus Systems, Inc.*	18,047	301,385
PMC-Sierra, Inc.*	104,205	829,472
Teradyne, Inc.*	276,700	1,898,162
Varian Semiconductor Equipment Associates, Inc.*^	198,250	4,756,017

		16,973,172

Software (0.7%)
Autodesk, Inc.*	34,478	654,392
CA, Inc.	41,896	730,247
Compuware Corp.*	113,206	776,593
Macrovision Solutions Corp.*	14,576	317,903
McAfee, Inc.*	66,300	2,797,197
Novell, Inc.*	92,027	416,882
Nuance Communications, Inc.*	9,250	111,833
Synopsys, Inc.*	25,150	490,677

		6,295,724

Total Information Technology		64,567,948

Materials (6.5%)
Chemicals (2.0%)
Agrium, Inc. (When Issued)	54,300	2,166,027
Airgas, Inc.	38,050	1,542,166
Albemarle Corp.	40,302	1,030,522
Ashland, Inc.	32,076	899,732
Cabot Corp.	30,455	383,124
Cytec Industries, Inc.^	64,627	1,203,355
Eastman Chemical Co.	33,987	1,288,107
FMC Corp.	76,166	3,602,652
Huntsman Corp.	68,863	346,381
International Flavors & Fragrances, Inc.	2,061	67,436
Intrepid Potash, Inc.*^	1,349	37,880
Lubrizol Corp.	4,007	189,571
PPG Industries, Inc.	76,964	3,378,720
RPM International, Inc.	28,419	399,003
Valhi, Inc.^	1,650	12,259
Valspar Corp.	47,564	1,071,617

		17,618,552

Construction Materials (0.4%)
Martin Marietta Materials, Inc.^	12,830	1,012,030
Vulcan Materials Co.^	51,947	2,238,916

		3,250,946

Containers & Packaging (1.7%)
AptarGroup, Inc.	31,691	1,070,205
Ball Corp.	15,390	695,012
Bemis Co., Inc.	47,032	1,185,207
Greif, Inc., Class A^	64,946	2,871,912
Owens-Illinois, Inc.*	121,465	3,402,235
Packaging Corp. of America	43,197	699,791
Pactiv Corp.*	97,972	2,125,992
Sealed Air Corp.	75,640	1,395,558
Sonoco Products Co.	46,969	1,124,908
Temple-Inland, Inc.^	50,654	664,581

		15,235,401

Metals & Mining (1.5%)
AK Steel Holding Corp.	51,125	981,089
Allegheny Technologies, Inc.	45,858	1,601,820
Carpenter Technology Corp.	19,642	408,750
Cliffs Natural Resources, Inc.	130,495	3,193,213
Commercial Metals Co.	53,901	864,033

	Number of Shares	Value (Note 1)
Compass Minerals International, Inc.	7,071	$388,268
Reliance Steel & Aluminum Co.^	29,786	1,143,484
Royal Gold, Inc.	12,031	501,693
Schnitzer Steel Industries, Inc., Class A	2,109	111,482
Steel Dynamics, Inc.	85,237	1,255,541
Titanium Metals Corp.^	39,824	365,982
United States Steel Corp.	67,051	2,396,403

		13,211,758

Paper & Forest Products (0.9%)
International Paper Co.	201,965	3,055,730
MeadWestvaco Corp.	82,434	1,352,742
Weyerhaeuser Co.	99,786	3,036,488

		7,444,960

Total Materials		56,761,617

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.1%)
CenturyTel, Inc.^	47,541	1,459,509
Embarq Corp.	66,835	2,811,080
Frontier Communications Corp.	82,568	589,536
Level 3 Communications, Inc.*	761,375	1,149,676
Qwest Communications International, Inc.^	688,910	2,858,976
Windstream Corp.	106,058	886,645

		9,755,422

Wireless Telecommunication Services (0.6%)
Clearwire Corp., Class A*^	30,140	166,674
Crown Castle International Corp.*^	87,224	2,095,120
Leap Wireless International, Inc.*	6,398	210,686
NII Holdings, Inc.*	73,451	1,400,711
Telephone & Data Systems, Inc.^	42,450	1,201,335
U.S. Cellular Corp.*	7,280	279,916

		5,354,442

Total Telecommunication Services		15,109,864

Utilities (10.6%)
Electric Utilities (3.6%)
Allegheny Energy, Inc.	79,730	2,045,075
DPL, Inc.	47,364	1,097,424
Edison International	204,131	6,421,961
Great Plains Energy, Inc.^	63,796	992,028
Hawaiian Electric Industries, Inc.^	42,550	811,003
Northeast Utilities	296,839	6,622,478
NV Energy, Inc.	440,337	4,751,236
Pepco Holdings, Inc.	104,335	1,402,262
Pinnacle West Capital Corp.	47,882	1,443,642
Progress Energy, Inc.	131,524	4,975,553
Westar Energy, Inc.	50,842	954,304

		31,516,966

Gas Utilities (1.5%)
AGL Resources, Inc.	36,173	1,150,301
Atmos Energy Corp.	42,589	1,066,429
Energen Corp.^	33,547	1,338,525
National Fuel Gas Co.^	33,111	1,194,645
ONEOK, Inc.	49,716	1,466,125
Questar Corp.	81,433	2,529,309
UGI Corp.	160,890	4,101,086

		12,846,420

Independent Power Producers & Energy Traders (0.9%)
AES Corp.*	60,509	702,510
Calpine Corp.*	71,916	801,863
Constellation Energy Group, Inc.	13,302	353,567
Dynegy, Inc., Class A*^	233,829	530,792

See Notes to Financial Statements. 146

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Mirant Corp.*	67,467	$1,061,931
NRG Energy, Inc.*	123,946	3,217,638
RRI Energy, Inc.*	164,239	822,837

		7,491,138

Multi-Utilities (4.4%)
Alliant Energy Corp.	52,574	1,373,759
Ameren Corp.	99,379	2,473,543
CenterPoint Energy, Inc.	26,143	289,664
CMS Energy Corp.^	107,401	1,297,404
Consolidated Edison, Inc.^	128,796	4,819,546
DTE Energy Co.	77,013	2,464,416
Integrys Energy Group, Inc.^	27,890	836,421
MDU Resources Group, Inc.	86,738	1,645,420
NiSource, Inc.	130,653	1,523,414
NSTAR^	50,649	1,626,339
OGE Energy Corp.	43,396	1,228,975
SCANA Corp.	56,996	1,850,660
Sempra Energy	114,293	5,672,362
TECO Energy, Inc.	99,512	1,187,178
Vectren Corp.	38,460	901,118
Wisconsin Energy Corp.	129,794	5,283,914
Xcel Energy, Inc.	214,499	3,948,927

		38,423,060

Water Utilities (0.2%)
American Water Works Co., Inc.^	25,671	490,573
Aqua America, Inc.^	63,440	1,135,576

		1,626,149

Total Utilities		91,903,733

Total Common Stocks (87.1%) (Cost $1,113,364,296)		755,672,877

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(11.2%)
iShares Morningstar Mid Core Index Fund	32,066	1,718,417
iShares Morningstar Mid Growth Index Fund^	45,730	2,759,348
iShares Morningstar Mid Value Index Fund	237,337	11,764,795
iShares Russell Midcap Growth Index Fund^	56,954	2,075,973
iShares Russell Midcap Index Fund	10,519	689,415
iShares Russell Midcap Value Index Fund	1,952,805	56,553,233
iShares S&P MidCap 400 Growth Index Fund	34,700	2,163,892
iShares S&P MidCap 400 Index Fund	12,855	742,891
iShares S&P MidCap 400/BARRA Value Index Fund^	350,662	18,272,997

Total Investment Companies (11.2%) (Cost $144,846,536)		96,740,961

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
0.00%, 9/10/09	$1,412,000	$1,411,541

Short-Term Investments of Cash Collateral for Securities Loaned (7.8%)
Calyon/New York
0.41%, 7/2/10 (l)	9,997,669	9,814,801
Goldman Sachs & Co., Repurchase Agreement
0.05%, 7/1/09 (r)(v)	42,813,221	42,813,221
MassMutual Global Funding II
0.40%, 3/26/10 (l)	10,000,000	9,909,770
Wells Fargo & Co.
0.37%, 8/3/09 (l)	5,000,000	4,994,090

Total Short-Term Investments of Cash Collateral for Securities Loaned		67,531,882

Time Deposit (1.4%)
JPMorgan Chase Nassau
0.000%, 7/1/09	11,997,298	11,997,298

Total Short-Term Investments (9.3%) (Cost/Amortized Cost $81,219,769)		80,940,721

Total Investments (107.6%) (Cost/Amortized Cost $1,339,430,601)		933,354,559
Other Assets Less Liabilities (-7.6%)		(65,920,030)

Net Assets (100%)		$867,434,529

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% - 6.176%, maturing 4/15/18 - 5/1/39; Federal National Mortgage Association, 0.000% - 7.500%, maturing 2/1/18 - 5/1/39; Government National Mortgage Association, 0.465% – 5.500%, maturing 11/16/31 - 8/16/44.

Glossary:
ADR — American Depositary Receipt

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchase
S&P Mid 400 E-Mini Index	223	September-09	$13,138,292	$12,860,410	$(277,882)

See Notes to Financial Statements. 147

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$89,329,200	$–	$–	$89,329,200
Consumer Staples	44,832,843	4,171,569	–	49,004,412
Energy	62,856,788	1,138,138	–	63,994,926
Financials	201,433,819	–	–	201,433,819
Health Care	42,207,873	42,936	–	42,250,809
Industrials	81,316,549	–	–	81,316,549
Information Technology	62,333,760	2,234,188	–	64,567,948
Materials	56,761,617	–	–	56,761,617
Telecommunication Services	15,109,864	–	–	15,109,864
Utilities	91,903,733	–	–	91,903,733
Investment Companies
Exchange Traded Funds (ETFs)	96,740,961	–	–	96,740,961
Short-Term Investments	–	80,940,721	–	80,940,721
Total Asset	$844,827,007	$88,527,552	$–	$933,354,559
Liability:
Futures	$(277,882)	$–	$–	$(277,882)
Total Liability	$(277,882)	$–	$–	$(277,882)
Total	$844,549,125	$88,527,552	$–	$933,076,677

See Notes to Financial Statements. 148

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(277,882	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(277,882)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	15,228	–	15,228
Credit contracts	–	–	–	–	–
Equity contracts	–	1,335,788	–	–	1,335,788
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$1,335,788	$15,228	$–	$1,351,016

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(614,998)	–	–	(614,998)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(614,998)	$–	$–	$(614,998)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$254,700,538
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$281,081,349

See Notes to Financial Statements. 149

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,092,171
Aggregate gross unrealized depreciation	(438,122,675)

Net unrealized depreciation	$(428,030,504)

Federal income tax cost of investments	$1,361,385,063

At June 30, 2009, the Portfolio had loaned securities with a total value of $61,815,690. This was secured by collateral of $67,810,890, which was received as cash and subsequently invested in short-term investments currently valued at $67,531,882, as reported in the portfolio of investments.

For the six months ended June 30, 2009, the Portfolio incurred approximately $2,752 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $146,279,123 which expires in the year 2016.

See Notes to Financial Statements. 150

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.9%)
Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.	94,300	$324,392
ArvinMeritor, Inc.	75,900	333,201
Cooper Tire & Rubber Co.^	84,200	835,264
Dana Holding Corp.*^	69,600	89,088
Dorman Products, Inc.*	17,518	242,274
Drew Industries, Inc.*^	28,200	343,194
Exide Technologies, Inc.*^	106,450	397,058
Fuel Systems Solutions, Inc.*^	28,299	571,357
Modine Manufacturing Co.	34,800	167,040
Raser Technologies, Inc.*^	49,295	138,026
Spartan Motors, Inc.	46,800	530,244
Stoneridge, Inc.*	37,300	179,040
Superior Industries International, Inc.	23,400	329,940
Tenneco, Inc.*	80,600	854,360
Wonder Auto Technology, Inc.*	33,700	341,381

		5,675,859

Automobiles (0.0%)
Winnebago Industries, Inc.	27,600	205,068

Distributors (0.1%)
Audiovox Corp., Class A*	35,400	207,444
Core-Mark Holding Co., Inc.*	13,803	359,706

		567,150

Diversified Consumer Services (1.3%)
American Public Education, Inc.*	25,400	1,006,094
Bridgepoint Education, Inc.*	19,400	329,800
Capella Education Co.*^	19,300	1,157,035
ChinaCast Education Corp.*	45,800	326,096
Coinstar, Inc.*	43,200	1,153,440
Corinthian Colleges, Inc.*^	115,600	1,957,108
Grand Canyon Education, Inc.*	22,100	370,838
Jackson Hewitt Tax Service, Inc.	29,600	185,296
K12, Inc.*^	33,000	711,150
Learning Tree International, Inc.*	38,262	394,098
Lincoln Educational Services Corp.*^	19,500	408,135
Mac-Gray Corp.*	24,300	321,732
Matthews International Corp., Class A	39,700	1,235,464
Pre-Paid Legal Services, Inc.*	7,700	335,643
Princeton Review, Inc.*	79,619	430,739
Regis Corp.	58,400	1,016,744
Sotheby’s, Inc.	91,381	1,289,386
Steiner Leisure Ltd.*	18,600	567,858
Stewart Enterprises, Inc., Class A^	99,300	478,626
Universal Technical Institute, Inc.*	29,628	442,346

		14,117,628

Hotels, Restaurants & Leisure (2.5%)
AFC Enterprises, Inc.*	44,700	301,725
Ambassadors Group, Inc.	28,850	397,265
Ameristar Casinos, Inc.	33,300	633,699
Bally Technologies, Inc.*	78,200	2,339,744
BJ’s Restaurants, Inc.*^	19,400	327,278
Bob Evans Farms, Inc.	40,700	1,169,718
Buffalo Wild Wings, Inc.*	25,000	813,000
California Pizza Kitchen, Inc.*^	21,480	285,469
CEC Entertainment, Inc.*	27,824	820,252
Cheesecake Factory, Inc.*	85,400	1,477,420
Churchill Downs, Inc.	10,200	343,332
CKE Restaurants, Inc.	59,900	507,952

	Number of Shares	Value (Note 1)
Cracker Barrel Old Country Store, Inc.	31,100	$867,690
Denny’s Corp.*	162,100	348,515
DineEquity, Inc.^	24,900	776,631
Domino’s Pizza, Inc.*	46,600	349,034
Einstein Noah Restaurant Group, Inc.*	1,200	10,380
Gaylord Entertainment Co.*^	58,800	747,348
Great Wolf Resorts, Inc.*	1,800	3,672
Interval Leisure Group, Inc.*	55,300	515,396
Isle of Capri Casinos, Inc.*	24,800	330,336
Jack in the Box, Inc.*	82,400	1,849,880
Krispy Kreme Doughnuts, Inc.*	105,900	317,700
Landry’s Restaurants, Inc.*	29,600	254,560
Life Time Fitness, Inc.*^	56,300	1,126,563
Marcus Corp.	37,100	390,292
Morgans Hotel Group Co.*^	60,300	230,949
O’Charleys, Inc.	55,600	514,300
Orient-Express Hotels Ltd., Class A	107,400	911,826
P.F. Chang’s China Bistro, Inc.*^	34,400	1,102,864
Papa John’s International, Inc.*	26,000	644,540
Peet’s Coffee & Tea, Inc.*	19,000	478,800
Pinnacle Entertainment, Inc.*	83,130	772,278
Red Robin Gourmet Burgers, Inc.*^	22,300	418,125
Ruby Tuesday, Inc.*^	73,200	487,512
Ruth’s Hospitality Group, Inc.*	2,400	8,808
Shuffle Master, Inc.*	90,868	600,637
Sonic Corp.*	76,300	765,289
Speedway Motorsports, Inc.	30,632	421,496
Steak n Shake Co.*	44,900	392,426
Texas Roadhouse, Inc., Class A*	58,600	639,326
Town Sports International Holdings, Inc.*^	4,300	16,125
Vail Resorts, Inc.*	40,300	1,080,846

		26,790,998

Household Durables (1.1%)
American Greetings Corp., Class A	64,950	758,616
Blyth, Inc.	10,000	327,900
Brookfield Homes Corp.*^	18,000	72,000
Cavco Industries, Inc.*^	22,900	580,057
CSS Industries, Inc.	16,400	334,232
Ethan Allen Interiors, Inc.^	33,086	342,771
Furniture Brands International, Inc.	102,300	309,969
Helen of Troy Ltd.*	43,000	721,970
Hovnanian Enterprises, Inc., Class A*^	75,600	178,416
iRobot Corp.*^	33,776	438,412
La-Z-Boy, Inc., Class Z	52,200	246,384
Meritage Homes Corp.*	43,900	827,954
National Presto Industries, Inc.	5,000	380,500
Ryland Group, Inc.	59,172	991,723
Sealy Corp.*	100,000	196,000
Skyline Corp.	24,294	528,395
Standard Pacific Corp.*	271,300	550,739
Tempur-Pedic International, Inc.	98,067	1,281,736
Tupperware Brands Corp.	87,500	2,276,750
Universal Electronics, Inc.*	16,800	338,856

		11,683,380

Internet & Catalog Retail (0.4%)
1-800-FLOWERS.COM, Inc., Class A*^	117,500	225,600
Blue Nile, Inc.*^	15,900	683,541
Drugstore.Com, Inc.*	138,213	251,548

See Notes to Financial Statements. 151

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Gaiam, Inc., Class A*	45,500	$248,885
HSN, Inc.*	55,500	586,635
NutriSystem, Inc.	42,288	613,176
Orbitz Worldwide, Inc.*^	45,800	87,020
Overstock.com, Inc.*	28,000	334,880
PetMed Express, Inc.*^	27,200	408,816
Shutterfly, Inc.*	32,700	456,165
Stamps.com, Inc.*	18,300	155,184
Ticketmaster Entertainment, Inc.*	52,600	337,692

		4,389,142

Leisure Equipment & Products (0.6%)
Brunswick Corp.^	125,200	540,864
Callaway Golf Co.^	77,900	394,953
Eastman Kodak Co.	374,900	1,109,704
JAKKS Pacific, Inc.*	32,500	416,975
Leapfrog Enterprises, Inc.*^	148,500	340,065
Marine Products Corp.^	75,900	284,625
Polaris Industries, Inc.	44,700	1,435,764
Pool Corp.^	62,800	1,039,968
RC2 Corp.*	24,300	321,489
Smith & Wesson Holding Corp.*	47,800	271,504
Steinway Musical Instruments*	34,800	372,360
Sturm Ruger & Co., Inc.	26,600	330,904

		6,859,175

Media (0.9%)
Arbitron, Inc.	37,568	596,955
Ascent Media Corp., Class A*	19,700	523,626
Belo Corp., Class A^	109,100	195,289
Cinemark Holdings, Inc.	45,100	510,532
CKX, Inc.*	74,640	529,197
Crown Media Holdings, Inc., Class A*^	147,800	246,826
Dolan Media Co.*	35,600	455,324
Fisher Communications, Inc.	2,981	38,127
Global Sources Ltd.*	66,823	481,794
Harte-Hanks, Inc.^	56,200	519,850
Knology, Inc.*	56,900	491,047
LIN TV Corp., Class A*	5,400	9,072
Live Nation, Inc.*	105,417	512,327
Martha Stewart Living Omnimedia, Inc., Class A*	153,700	470,322
Mediacom Communications Corp., Class A*	74,315	379,750
National CineMedia, Inc.	57,135	786,178
Playboy Enterprises, Inc., Class B*	2,400	6,024
Primedia, Inc.^	6,100	12,261
RCN Corp.*	73,300	437,601
Rentrak Corp.*	19,100	313,813
Scholastic Corp.^	33,400	660,986
Valassis Communications, Inc.*	45,600	278,616
Value Line, Inc.	15,968	524,868
World Wrestling Entertainment, Inc., Class A^	30,000	376,800

		9,357,185

Multiline Retail (0.3%)
99 Cents Only Stores*	61,600	836,528
Dillard’s, Inc., Class A^	81,000	745,200
Fred’s, Inc., Class A^	52,430	660,618
Retail Ventures, Inc.*	59,700	130,146
Saks, Inc.*	166,100	735,823
Tuesday Morning Corp.*	5,400	18,198

		3,126,513

Specialty Retail (3.2%)
America’s Car-Mart, Inc.*^	22,900	469,450

	Number of Shares	Value (Note 1)
AnnTaylor Stores Corp.*	81,900	$653,562
Asbury Automotive Group, Inc.	45,700	467,968
bebe Stores, Inc.	50,857	349,896
Big 5 Sporting Goods Corp.	46,450	513,737
Borders Group, Inc.*	127,000	467,360
Brown Shoe Co., Inc.	60,200	435,848
Buckle, Inc.^	35,600	1,131,012
Build-A-Bear Workshop, Inc.*	43,000	192,210
Cabela’s, Inc.*^	51,600	634,680
Cato Corp., Class A	35,200	613,888
Charlotte Russe Holding, Inc.*	20,300	261,464
Charming Shoppes, Inc.*^	161,200	599,664
Children’s Place Retail Stores, Inc.* .	32,705	864,393
Christopher & Banks Corp.	58,715	393,978
Citi Trends, Inc.*	23,100	597,828
Coldwater Creek, Inc.*^	124,209	752,707
Collective Brands, Inc.*	89,600	1,305,472
Conn’s, Inc.*	22,950	286,875
Dress Barn, Inc.*^	59,100	845,130
DSW, Inc., Class A*	31,400	309,290
Finish Line, Inc., Class A	61,455	455,996
Genesco, Inc.*	21,200	397,924
Group 1 Automotive, Inc.^	29,567	769,333
Gymboree Corp.*	40,200	1,426,296
Haverty Furniture Cos., Inc.^	25,700	235,155
hhgregg, Inc.*^	23,500	356,260
Hibbett Sports, Inc.*^	36,000	648,000
HOT Topic, Inc.*^	57,400	419,594
J. Crew Group, Inc.*^	70,300	1,899,506
Jo-Ann Stores, Inc.*	30,135	622,890
JoS. A. Bank Clothiers, Inc.*	23,500	809,810
Kirkland’s, Inc.*	33,400	401,134
Lithia Motors, Inc., Class A	37,400	345,576
Lumber Liquidators, Inc.*^	21,300	335,688
Men’s Wearhouse, Inc.	67,718	1,298,831
Monro Muffler, Inc.^	21,600	555,336
New York & Co., Inc.*	96,100	296,949
OfficeMax, Inc.	106,600	669,448
Pacific Sunwear of California, Inc.*	97,400	328,238
PEP Boys-Manny, Moe & Jack	59,700	605,358
Pier 1 Imports, Inc.*	167,100	332,529
Rent-A-Center, Inc.*	94,990	1,693,672
REX Stores Corp.*	19,860	199,792
Sally Beauty Holdings, Inc.*^	134,300	854,148
Shoe Carnival, Inc.*	25,800	307,794
Sonic Automotive, Inc., Class A^	65,800	668,528
Stage Stores, Inc.	53,089	589,288
Stein Mart, Inc.*	38,600	341,996
Systemax, Inc.*	22,400	266,784
Talbots, Inc.^	46,000	248,400
Tractor Supply Co.*	47,400	1,958,568
Tween Brands, Inc.*	28,900	193,052
Ulta Salon Cosmetics & Fragrance, Inc.*	40,319	448,347
Wet Seal, Inc., Class A*	131,003	402,179
Zale Corp.*	28,920	99,485
Zumiez, Inc.*^	33,500	268,335

		33,896,631

Textiles, Apparel & Luxury Goods (2.0%)
American Apparel, Inc.*^	56,000	203,840
Carter’s, Inc.*	81,795	2,012,975
Cherokee, Inc.	14,700	291,354
Columbia Sportswear Co.^	14,200	439,064
Crocs, Inc.*^	116,300	395,420

See Notes to Financial Statements. 152

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Deckers Outdoor Corp.*	17,700	$1,243,779
FGX International Holdings Ltd.*	23,800	270,844
Fossil, Inc.*	63,600	1,531,488
Fuqi International, Inc.*^	25,500	528,105
G-III Apparel Group Ltd.*	22,900	263,121
Iconix Brand Group, Inc.*	80,850	1,243,473
Jones Apparel Group, Inc.	119,400	1,281,162
Kenneth Cole Productions, Inc., Class A^	18,500	130,055
K-Swiss, Inc., Class A	40,700	345,950
Liz Claiborne, Inc.	132,900	382,752
Lululemon Athletica, Inc.*	56,800	740,104
Maidenform Brands, Inc.*	25,100	287,897
Movado Group, Inc.^	35,691	376,183
Oxford Industries, Inc.	13,900	161,935
Perry Ellis International, Inc.*	10,700	77,896
Quiksilver, Inc.*^	179,900	332,815
Skechers U.S.A., Inc., Class A*^	46,000	449,420
Steven Madden Ltd.*	24,000	610,800
Timberland Co., Class A*	60,900	808,143
True Religion Apparel, Inc.*^	35,500	791,650
Under Armour, Inc., Class A*^	44,743	1,001,348
UniFirst Corp.	19,300	717,381
Volcom, Inc.*^	39,300	491,250
Warnaco Group, Inc.*	61,800	2,002,320
Weyco Group, Inc.	7,000	161,630
Wolverine World Wide, Inc.	67,530	1,489,712

		21,063,866

Total Consumer Discretionary		137,732,595

Consumer Staples (3.4%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*^	18,400	544,456
Coca-Cola Bottling Co. Consolidated	5,200	286,676
Heckmann Corp.*	111,800	419,250

		1,250,382

Food & Staples Retailing (0.9%)
Andersons, Inc.	21,300	637,722
Arden Group, Inc., Class A	2,406	300,990
Casey’s General Stores, Inc.	71,075	1,825,917
Great Atlantic & Pacific Tea Co., Inc.*^	55,431	235,582
Ingles Markets, Inc., Class A	21,400	326,136
Nash Finch Co.	13,450	363,957
Pantry, Inc.*	24,500	406,700
Pricesmart, Inc.	14,400	241,200
Ruddick Corp.	55,270	1,294,976
Spartan Stores, Inc.	25,100	311,491
Susser Holdings Corp.*	22,600	252,894
United Natural Foods, Inc.*	61,700	1,619,625
Village Super Market, Inc., Class A	6,400	190,400
Weis Markets, Inc.	11,755	394,028
Winn-Dixie Stores, Inc.*^	77,800	975,612

		9,377,230

Food Products (1.4%)
AgFeed Industries, Inc.*^	31,100	184,423
Alico, Inc.^	9,704	291,314
American Dairy, Inc.*	13,800	547,308
American Italian Pasta Co., Class A*	29,300	853,802
B&G Foods, Inc., Class A	60,605	509,688
Calavo Growers, Inc.	24,000	475,920
Cal-Maine Foods, Inc.	17,600	439,296
Chiquita Brands International, Inc.*	62,330	639,506
Darling International, Inc.*	101,400	669,240

	Number of Shares	Value (Note 1)
Diamond Foods, Inc.	21,200	$591,480
Farmer Bros Co.^	14,002	320,366
Fresh Del Monte Produce, Inc.*	56,900	925,194
Griffin Land & Nurseries, Inc.	12,130	379,426
Hain Celestial Group, Inc.*^	57,300	894,453
HQ Sustainable Maritime Industries, Inc.*	1,300	11,895
J&J Snack Foods Corp.	17,400	624,660
Lancaster Colony Corp.	27,400	1,207,518
Lance, Inc.	32,100	742,473
Lifeway Foods, Inc.*	25,770	332,433
Omega Protein Corp.*	3,000	12,180
Sanderson Farms, Inc.^	25,800	1,161,000
Smart Balance, Inc.*	90,100	613,581
Synutra International, Inc.*	36,400	400,400
Tootsie Roll Industries, Inc.	29,702	673,938
TreeHouse Foods, Inc.*	42,383	1,219,359
Zhongpin, Inc.*^	47,200	488,992

		15,209,845

Household Products (0.1%)
Central Garden & Pet Co., Class A*	92,060	906,791
WD-40 Co.	18,100	524,900

		1,431,691

Personal Products (0.6%)
American Oriental Bioengineering, Inc.*^	62,600	331,154
Bare Escentuals, Inc.*	92,500	820,475
Chattem, Inc.*^	27,200	1,852,320
China Sky One Medical, Inc.*	14,600	196,808
China-Biotics, Inc.*	29,800	321,244
Inter Parfums, Inc.^	67,648	496,536
Mannatech, Inc.^	23,200	76,560
Nu Skin Enterprises, Inc., Class A	69,442	1,062,463
Prestige Brands Holdings, Inc.*	73,600	452,640
Schiff Nutrition International, Inc.*	88,500	450,465
USANA Health Sciences, Inc.*	10,700	318,111

		6,378,776

Tobacco (0.3%)
Alliance One International, Inc.*	113,200	430,160
Star Scientific, Inc.*	102,400	91,136
Universal Corp.^	33,320	1,103,225
Vector Group Ltd.	63,502	907,444

		2,531,965

Total Consumer Staples		36,179,889

Energy (4.4%)
Energy Equipment & Services (1.6%)
Allis-Chalmers Energy, Inc.*^	31,800	73,458
Basic Energy Services, Inc.*	52,500	358,575
Bolt Technology Corp.*	1,400	15,736
Bristow Group, Inc.*^	40,700	1,205,941
Bronco Drilling Co., Inc.*	54,800	234,544
Cal Dive International, Inc.*	58,600	505,718
CARBO Ceramics, Inc.^	27,880	953,496
Complete Production Services, Inc.*	81,978	521,380
Dawson Geophysical Co.*	12,200	364,170
Dril-Quip, Inc.*	44,470	1,694,307
ENGlobal Corp.*	59,300	291,756
Global Industries Ltd.*	139,400	789,004
Gulf Island Fabrication, Inc.	30,300	479,649
GulfMark Offshore, Inc.*	28,700	792,120
Hercules Offshore, Inc.*	123,000	488,310
Hornbeck Offshore Services, Inc.*^	33,000	705,870
ION Geophysical Corp.*	125,000	321,250

See Notes to Financial Statements. 153

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Key Energy Services, Inc.*	172,800	$995,328
Lufkin Industries, Inc.	18,400	773,720
Matrix Service Co.*	30,900	354,732
NATCO Group, Inc., Class A*	25,500	839,460
Natural Gas Services Group, Inc.*	24,000	319,200
Newpark Resources, Inc.*	96,700	275,595
OYO Geospace Corp.*	10,300	264,298
Parker Drilling Co.*^	153,300	665,322
PHI, Inc.*	18,900	323,946
Pioneer Drilling Co.*	70,828	339,266
RPC, Inc.	39,325	328,364
Sulphco, Inc.*^	110,200	101,384
Superior Well Services, Inc.*^	64,400	383,180
TETRA Technologies, Inc.*	105,200	837,392
Union Drilling, Inc.*^	41,900	277,378
Willbros Group, Inc.*	46,100	576,711

		17,450,560

Oil, Gas & Consumable Fuels (2.8%)
Alon USA Energy, Inc.^	34,700	359,145
Apco Argentina, Inc.	24,725	475,462
Approach Resources, Inc.*	10,800	74,520
Arena Resources, Inc.*^	53,200	1,694,420
Atlas America, Inc.^	49,634	886,960
ATP Oil & Gas Corp.*^	40,100	279,096
Berry Petroleum Co., Class A^	60,400	1,122,836
Bill Barrett Corp.*	49,765	1,366,547
BPZ Resources, Inc.*^	81,400	398,046
Brigham Exploration Co.*^	145,200	506,748
Carrizo Oil & Gas, Inc.*	39,300	673,995
Cheniere Energy, Inc.*^	57,900	170,226
Clayton Williams Energy, Inc.*	10,900	205,683
Clean Energy Fuels Corp.*^	43,900	377,979
Contango Oil & Gas Co.*	15,800	671,342
Crosstex Energy, Inc.	37,450	155,792
CVR Energy, Inc.*	62,658	459,283
Delek U.S. Holdings, Inc.	39,000	330,720
Delta Petroleum Corp.*^	171,200	330,416
DHT Maritime, Inc.	69,500	362,095
Endeavour International Corp.*	350,500	476,680
Evergreen Energy, Inc.*	347,300	340,354
General Maritime Corp.^	55,552	549,409
GeoResources, Inc.*	16,800	171,360
GMX Resources, Inc.*^	29,015	308,720
Golar LNG Ltd.	79,700	681,435
Goodrich Petroleum Corp.*	34,200	840,978
Gran Tierra Energy, Inc.*	300,300	1,036,035
Gulfport Energy Corp.*^	59,900	410,315
International Coal Group, Inc.*^	172,700	493,922
James River Coal Co.*	32,600	493,238
Knightsbridge Tankers Ltd.	24,000	327,360
McMoRan Exploration Co.*	71,300	424,948
Nordic American Tanker Shipping Ltd.^	56,200	1,788,284
Northern Oil and Gas, Inc.*^	68,800	438,256
Oilsands Quest, Inc.*^	447,700	429,792
Panhandle Oil and Gas, Inc., Class A^	11,804	231,712
Parallel Petroleum Corp.*	51,700	100,298
Patriot Coal Corp.*	89,300	569,734
Penn Virginia Corp.	58,900	964,193
Petroleum Development Corp.*	33,300	522,477
PetroQuest Energy, Inc.*^	72,000	265,680
PrimeEnergy Corp.*	7,247	259,515
Rex Energy Corp.*^	46,900	267,330
Rosetta Resources, Inc.*	69,772	610,505

	Number of Shares	Value (Note 1)
Ship Finance International Ltd.^	53,700	$592,311
Stone Energy Corp.*	49,681	368,633
Swift Energy Co.*	41,500	690,975
Teekay Tankers Ltd., Class A^	10,800	100,332
Toreador Resources Corp.*	29,600	198,320
USEC, Inc.*	139,200	740,544
VAALCO Energy, Inc.*	63,215	267,399
Venoco, Inc.*	36,265	278,153
W&T Offshore, Inc.	47,500	462,650
Western Refining, Inc.*	41,900	295,814
World Fuel Services Corp.^	40,900	1,686,307

		29,585,279

Total Energy		47,035,839

Financials (18.8%)
Capital Markets (2.1%)
Allied Capital Corp.	249,800	869,304
American Capital Ltd.	301,200	966,852
Apollo Investment Corp.	198,258	1,189,548
Ares Capital Corp.^	123,866	998,360
BGC Partners, Inc., Class A	86,200	326,698
BlackRock Kelso Capital Corp.	60,101	374,429
Broadpoint Gleacher Securities, Inc.*	59,200	330,336
Calamos Asset Management, Inc., Class A	22,900	323,119
Capital Southwest Corp.^	3,200	231,520
Cohen & Steers, Inc.	38,150	570,342
Diamond Hill Investment Group, Inc.*	2,900	116,522
E*TRADE Financial Corp.*	675,000	864,000
Evercore Partners, Inc., Class A	19,276	378,581
FBR Capital Markets Corp.*	55,098	258,961
FCStone Group, Inc.*	30,750	121,462
GAMCO Investors, Inc., Class A	9,600	465,600
GFI Group, Inc.	86,800	585,032
Gladstone Capital Corp.	26,000	195,780
Gladstone Investment Corp.	1,700	8,211
Harris & Harris Group, Inc.*^	45,864	267,387
Hercules Technology Growth Capital, Inc.	61,722	515,996
KBW, Inc.*	48,700	1,400,612
Knight Capital Group, Inc., Class A*	131,800	2,247,190
Kohlberg Capital Corp.	1,100	6,952
LaBranche & Co., Inc.*	58,600	251,980
MCG Capital Corp.*	135,900	330,237
MF Global Ltd.*	135,300	802,329
MVC Capital, Inc.	37,500	317,250
NGP Capital Resources Co.	15,571	91,402
Oppenheimer Holdings, Inc., Class A	16,400	347,188
optionsXpress Holdings, Inc.	55,600	863,468
PennantPark Investment Corp.	5,200	36,920
Penson Worldwide, Inc.*	21,000	187,950
Piper Jaffray Cos., Inc.*	28,100	1,227,127
Prospect Capital Corp.	46,500	427,800
Pzena Investment Management, Inc., Class A^	61,200	463,896
Riskmetrics Group, Inc.*^	29,560	522,030
Safeguard Scientifics, Inc.*	136,800	180,576
Sanders Morris Harris Group, Inc.	52,500	288,750
Stifel Financial Corp.*^	37,772	1,816,455
SWS Group, Inc.	28,900	403,733
Teton Advisors, Inc.(b)*†	88	171
Thomas Weisel Partners Group, Inc.*	2,400	14,448
TradeStation Group, Inc.*	41,412	350,345
U.S. Global Investors, Inc., Class A	1,900	17,594

See Notes to Financial Statements. 154

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Virtus Investment Partners, Inc.*	5,285	$77,637
Westwood Holdings Group, Inc.	6,600	275,946

		22,908,026

Commercial Banks (5.7%)
1st Source Corp.	15,446	266,752
Ameris Bancorp^	8,740	55,237
Ames National Corp.^	13,296	324,555
Arrow Financial Corp.^	10,800	291,600
BancFirst Corp.	9,700	335,426
Banco Latinoamericano de Comercio Exterior S.A., Class E^	37,400	464,882
Bank of Kentucky Financial Corp.	12,300	344,400
Bank of Marin Bancorp/California	11,200	301,840
Bank of the Ozarks, Inc.^	16,800	363,384
Banner Corp.^	17,500	66,850
Boston Private Financial Holdings, Inc.	93,935	420,829
Bridge Bancorp, Inc.*	11,400	310,308
Bryn Mawr Bank Corp.^	10,467	197,512
Camden National Corp.	16,220	551,967
Capital City Bank Group, Inc.	25,100	422,935
Cardinal Financial Corp.^	33,100	259,173
Cathay General Bancorp^	64,900	617,199
Centerstate Banks, Inc.^	16,078	119,299
Central Pacific Financial Corp.^	60,700	227,625
Chemical Financial Corp.^	33,402	665,034
Citizens & Northern Corp.	14,400	296,208
Citizens Holding Co.	10,300	321,360
Citizens Republic Bancorp, Inc.*	183,316	130,154
City Holding Co.^	21,900	664,884
CoBiz Financial, Inc.^	24,900	159,609
Colonial BancGroup, Inc.^	339,700	210,614
Columbia Banking System, Inc.^	37,000	378,510
Community Bank System, Inc.^	38,800	564,928
Community Trust Bancorp, Inc.	20,300	543,025
CVB Financial Corp.^	92,764	553,801
East West Bancorp, Inc.^	91,700	595,133
Enterprise Financial Services Corp.	19,300	175,437
F.N.B. Corp./Pennsylvania^	119,541	739,959
Farmers Capital Bank Corp.	9,700	244,149
Financial Institutions, Inc.	20,553	280,754
First Bancorp, Inc./Maine	200	3,894
First Bancorp/North Carolina^	36,655	574,750
First Bancorp/Puerto Rico^	84,500	333,775
First Busey Corp.^	25,790	189,556
First Commonwealth Financial Corp.	115,452	731,966
First Community Bancshares, Inc./Virginia	24,300	312,012
First Financial Bancorp	52,600	395,552
First Financial Bankshares, Inc.^	28,976	1,459,231
First Financial Corp./Indiana^	15,400	486,332
First Merchants Corp.^	20,650	165,819
First Midwest Bancorp, Inc./Illinois^	65,900	481,729
First of Long Island Corp.	12,400	286,936
First South Bancorp, Inc./North Carolina^	3,208	37,213
FirstMerit Corp.^	114,093	1,937,299
German American Bancorp, Inc.	20,100	289,641
Glacier Bancorp, Inc.^	79,630	1,176,135
Great Southern Bancorp, Inc.	15,700	322,635
Guaranty Bancorp*^	52,400	100,084
Hampton Roads Bankshares, Inc.	40,600	334,950
Hancock Holding Co.	33,775	1,097,350
Harleysville National Corp.	56,200	264,140

	Number of Shares	Value (Note 1)
Heartland Financial USA, Inc.^	35,848	$511,909
Home Bancshares, Inc./Arkansas	13,020	247,901
IBERIABANK Corp.	20,900	823,669
Independent Bank Corp./Massachusetts^	29,600	583,120
International Bancshares Corp.^	69,291	714,390
Investors Bancorp, Inc.*	56,060	513,510
Lakeland Bancorp, Inc.	34,600	311,054
Lakeland Financial Corp.^	19,100	362,900
MainSource Financial Group, Inc.^	55,200	409,584
MB Financial, Inc.^	48,745	496,712
Metro Bancorp, Inc.*^	18,076	348,144
Nara Bancorp, Inc.^	22,400	116,032
National Bankshares, Inc./Virginia	12,100	290,400
National Penn Bancshares, Inc.	107,873	497,295
NBT Bancorp, Inc.	44,948	975,821
Northfield Bancorp, Inc./New Jersey^	18,900	219,618
Old National Bancorp/Indiana^	89,920	883,014
Old Second Bancorp, Inc.^	18,900	111,510
Oriental Financial Group, Inc.	37,366	362,450
Orrstown Financial Services, Inc.	7,900	294,196
Pacific Capital Bancorp N.A.^	59,844	128,066
Pacific Continental Corp.	700	8,491
PacWest Bancorp	38,644	508,555
Park National Corp.^	15,274	862,676
Peapack Gladstone Financial Corp.	20,005	385,896
Peoples Bancorp, Inc./Ohio	14,600	248,930
Pinnacle Financial Partners, Inc.*^	28,600	380,952
Premierwest Bancorp^	5,145	17,442
PrivateBancorp, Inc.^	42,800	951,872
Prosperity Bancshares, Inc.^	64,420	1,921,649
Renasant Corp.^	24,900	373,998
Republic Bancorp, Inc./Kentucky, Class A^	18,068	408,156
S&T Bancorp, Inc.^	30,360	369,178
Sandy Spring Bancorp, Inc.^	19,631	288,576
Santander BanCorp*	64,310	447,598
SCBT Financial Corp.^	15,300	362,457
Shore Bancshares, Inc.	11,829	212,212
Sierra Bancorp^	14,000	176,820
Signature Bank/New York*	50,300	1,364,136
Simmons First National Corp., Class A	16,600	443,552
Smithtown Bancorp, Inc.	19,800	253,242
South Financial Group, Inc.	75,100	89,369
Southside Bancshares, Inc.^	19,559	447,314
Southwest Bancorp, Inc./Oklahoma^	22,200	216,672
State Bancorp, Inc./New York	8,800	66,528
StellarOne Corp.^	24,721	320,137
Sterling Bancorp/New York	31,262	261,038
Sterling Bancshares, Inc./Texas^	94,812	600,160
Sterling Financial Corp./Washington^	63,985	186,196
Suffolk Bancorp^	12,300	315,372
Sun Bancorp, Inc./New Jersey*	37,938	196,519
Susquehanna Bancshares, Inc.^	116,735	570,834
SVB Financial Group*^	46,100	1,254,842
SY Bancorp, Inc.^	18,200	439,894
Texas Capital Bancshares, Inc.*	49,750	769,632
Tompkins Financial Corp.^	11,500	551,425
TowneBank/Virginia	23,800	333,200
Trico Bancshares^	15,100	234,050
Trustmark Corp.	80,165	1,548,788
UCBH Holdings, Inc.^	240,800	303,408
UMB Financial Corp.	43,593	1,656,970

See Notes to Financial Statements. 155

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Umpqua Holdings Corp.^	76,528	$593,857
Union Bankshares Corp./Virginia^	14,400	215,568
United Bankshares, Inc.^	51,400	1,004,356
United Community Banks, Inc./Georgia*^	64,296	385,131
Univest Corp. of Pennsylvania^	11,400	230,964
Washington Trust Bancorp, Inc.^	16,700	297,761
Webster Financial Corp.	73,900	594,895
WesBanco, Inc.^	36,090	524,749
West Bancorp, Inc.^	35,612	178,060
Westamerica Bancorporation^	40,690	2,018,631
Western Alliance Bancorp*	97,000	663,480
Wilshire Bancorp, Inc.	58,500	336,375
Wintrust Financial Corp.	27,040	434,803
Yadkin Valley Financial Corp.	11,800	81,538

		60,556,530

Consumer Finance (0.4%)
Advance America Cash Advance Centers, Inc.	71,800	318,074
Cash America International, Inc.	40,612	949,915
CompuCredit Corp.*^	52,500	120,750
Credit Acceptance Corp.*^	11,249	245,790
Dollar Financial Corp.*	32,900	453,691
EZCORP, Inc., Class A*	63,000	679,140
First Cash Financial Services, Inc.*	32,110	562,567
First Marblehead Corp.*	142,800	288,456
Nelnet, Inc., Class A*^	45,100	612,909
World Acceptance Corp.*^	23,900	475,849

		4,707,141

Diversified Financial Services (0.5%)
Asset Acceptance Capital Corp.*^	35,300	271,457
Compass Diversified Holdings^	23,200	187,688
Encore Capital Group, Inc.*	33,900	449,175
Fifth Street Finance Corp.	46,000	461,840
Financial Federal Corp.	30,300	622,665
MarketAxess Holdings, Inc.*	44,600	425,038
Medallion Financial Corp.^	21,900	167,535
NewStar Financial, Inc.*	25,300	48,323
PHH Corp.*^	73,500	1,336,230
PICO Holdings, Inc.*	22,700	651,490
Portfolio Recovery Associates, Inc.*^	20,300	786,219
Primus Guaranty Ltd.*^	44,300	104,548
Resource America, Inc., Class A	5,400	29,052

		5,541,260

Insurance (3.2%)
Ambac Financial Group, Inc.^	596,927	549,173
American Equity Investment Life Holding Co.	74,360	414,929
American Physicians Capital, Inc.	10,300	403,348
American Physicians Service Group, Inc.	14,500	329,005
American Safety Insurance
Holdings Ltd.*	16,100	219,121
Amerisafe, Inc.*	26,400	410,784
Amtrust Financial Services, Inc.	37,256	424,718
Argo Group International Holdings Ltd.*	40,293	1,137,069
Assured Guaranty Ltd.^	77,981	965,405
Baldwin & Lyons, Inc., Class B	13,089	257,853
Citizens, Inc./Texas*	38,700	235,296
CNA Surety Corp.*	22,000	296,780
Conseco, Inc.*	258,300	612,171
Crawford & Co., Class B*^	49,734	238,723
Delphi Financial Group, Inc., Class A	57,959	1,126,143

	Number of Shares	Value (Note 1)
Donegal Group, Inc., Class A	13,683	$208,118
eHealth, Inc.*^	27,235	480,970
EMC Insurance Group, Inc.	11,700	243,477
Employers Holdings, Inc.	58,690	795,250
Enstar Group, Ltd.*	7,600	447,260
Flagstone Reinsurance Holdings Ltd.^	54,700	563,410
FPIC Insurance Group, Inc.*	10,875	332,993
Greenlight Capital Reinsurance Ltd., Class A*	40,400	699,324
Hallmark Financial Services*	49,200	351,780
Harleysville Group, Inc.	16,900	476,918
Hilltop Holdings, Inc.*^	63,200	750,184
Horace Mann Educators Corp.	48,300	481,551
Independence Holding Co.	28,477	181,114
Infinity Property & Casualty Corp.	16,855	614,533
IPC Holdings Ltd.	78,308	2,140,941
Kansas City Life Insurance Co.	11,795	317,403
Maiden Holdings Ltd.	64,500	423,120
Max Capital Group Ltd.	79,224	1,462,475
Meadowbrook Insurance Group, Inc.	72,800	475,384
Montpelier Reinsurance Holdings Ltd.^	122,600	1,629,354
National Financial Partners Corp.	85,188	623,576
National Western Life Insurance Co., Class A	2,159	252,063
Navigators Group, Inc.*	18,450	819,734
NYMAGIC, Inc.	10,165	141,090
Phoenix Cos., Inc.*^	105,600	176,352
Platinum Underwriters Holdings Ltd.	75,000	2,144,250
PMA Capital Corp., Class A*	42,654	194,076
Presidential Life Corp.	22,997	174,087
ProAssurance Corp.*	44,964	2,077,786
RLI Corp.	24,470	1,096,256
Safety Insurance Group, Inc.	19,300	589,808
SeaBright Insurance Holdings, Inc.*^	26,100	264,393
Selective Insurance Group, Inc.	75,900	969,243
State Auto Financial Corp.	17,570	307,475
Stewart Information Services Corp.	18,100	257,925
Tower Group, Inc.	58,724	1,455,181
United America Indemnity Ltd., Class A*	49,666	237,900
United Fire & Casualty Co.	30,900	529,935
Universal Insurance Holdings, Inc.	63,000	316,260
Zenith National Insurance Corp.^	48,765	1,060,151

		34,383,618

Real Estate Investment Trusts (REITs) (5.2%)
Acadia Realty Trust (REIT)^	48,533	633,356
Agree Realty Corp. (REIT)	1,900	34,827
Alexander’s, Inc. (REIT)	2,700	727,920
American Campus Communities, Inc. (REIT)^	74,547	1,653,452
American Capital Agency Corp. (REIT)	21,500	493,855
Anthracite Capital, Inc. (REIT)^	163,000	101,060
Anworth Mortgage Asset Corp. (REIT)	130,100	938,021
Ashford Hospitality Trust, Inc. (REIT)^	94,180	264,646
Associated Estates Realty Corp. (REIT)	24,600	146,616
BioMed Realty Trust, Inc. (REIT)^	139,950	1,431,689
CapLease, Inc. (REIT)	115,100	317,676
Capstead Mortgage Corp. (REIT)	85,750	1,089,883
Care Investment Trust, Inc. (REIT)	18,900	98,280

See Notes to Financial Statements. 156

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
CBL & Associates Properties, Inc. (REIT)	99,500	$536,305
Cedar Shopping Centers, Inc. (REIT)	72,600	328,152
Cogdell Spencer, Inc. (REIT)	20,900	89,661
Colonial Properties Trust (REIT)	67,500	499,500
Cousins Properties, Inc. (REIT)^	63,368	538,628
DCT Industrial Trust, Inc. (REIT)^	240,710	982,097
Developers Diversified Realty Corp. (REIT)	192,200	937,936
DiamondRock Hospitality Co. (REIT)^	134,917	844,580
DuPont Fabros Technology, Inc. (REIT)	29,470	277,607
EastGroup Properties, Inc. (REIT)	32,700	1,079,754
Education Realty Trust, Inc. (REIT).	56,900	244,101
Entertainment Properties Trust (REIT)^	46,060	948,836
Equity Lifestyle Properties, Inc. (REIT)^	26,680	991,962
Equity One, Inc. (REIT)^	44,182	585,853
Extra Space Storage, Inc. (REIT)	112,200	936,870
FelCor Lodging Trust, Inc. (REIT)^	14,800	36,408
First Potomac Realty Trust (REIT)	27,800	271,050
Franklin Street Properties Corp. (REIT)	75,200	996,400
Getty Realty Corp. (REIT)	23,916	451,295
Glimcher Realty Trust (REIT)	76,900	223,010
Gramercy Capital Corp./New York (REIT)*	38,962	62,729
Hatteras Financial Corp. (REIT)	50,600	1,446,654
Healthcare Realty Trust, Inc. (REIT)	84,617	1,424,104
Hersha Hospitality Trust (REIT)^	95,100	235,848
Highwoods Properties, Inc. (REIT)	99,000	2,214,630
Home Properties, Inc. (REIT)	41,555	1,417,026
Inland Real Estate Corp. (REIT)^	104,400	730,800
Investors Real Estate Trust (REIT)^	80,531	715,921
iStar Financial, Inc. (REIT)	139,200	395,328
Kilroy Realty Corp. (REIT)	50,400	1,035,216
Kite Realty Group Trust (REIT)^	63,734	186,103
LaSalle Hotel Properties (REIT)^	76,308	941,641
Lexington Realty Trust (REIT)	110,653	376,220
LTC Properties, Inc. (REIT)	25,500	521,475
Medical Properties Trust, Inc. (REIT)	110,300	669,521
MFA Financial, Inc. (REIT)	320,400	2,217,168
Mid-America Apartment Communities, Inc. (REIT)^	38,300	1,405,993
Mission West Properties, Inc. (REIT)	47,320	323,196
Monmouth Real Estate Investment Corp. (REIT), Class A	23,900	140,054
National Health Investors, Inc. (REIT)	31,500	841,365
National Retail Properties, Inc. (REIT)^	110,800	1,922,380
NorthStar Realty Finance Corp. (REIT)^	103,718	293,522
Omega Healthcare Investors, Inc. (REIT)	114,800	1,781,696
Parkway Properties, Inc./Maryland (REIT)^	43,200	561,600
Pennsylvania Real Estate Investment Trust (REIT)	61,300	306,500
Post Properties, Inc. (REIT)^	63,700	856,128
Potlatch Corp. (REIT)	51,683	1,255,380
PS Business Parks, Inc. (REIT)^	21,015	1,017,967

	Number of Shares	Value (Note 1)
RAIT Financial Trust (REIT)^	121,700	$166,729
Ramco-Gershenson Properties Trust (REIT)	50,716	507,667
Redwood Trust, Inc. (REIT)	108,300	1,598,508
Resource Capital Corp. (REIT)	13,200	42,240
Saul Centers, Inc. (REIT)	10,900	322,313
Sovran Self Storage, Inc. (REIT)	30,935	761,001
Strategic Hotels & Resorts, Inc. (REIT)	184,250	204,517
Sun Communities, Inc. (REIT)^	34,176	470,945
Sunstone Hotel Investors, Inc. (REIT)^	117,781	630,128
Tanger Factory Outlet Centers (REIT)	51,400	1,666,902
Universal Health Realty Income Trust (REIT)	16,750	527,960
Urstadt Biddle Properties, Inc. (REIT), Class A	21,000	295,680
U-Store-It Trust (REIT)	69,700	341,530
Walter Investment Management Corp. (REIT)*	24,900	330,672
Washington Real Estate Investment Trust (REIT)^	77,400	1,731,438
Winthrop Realty Trust (REIT)	38,176	340,912

		54,966,593

Real Estate Management & Development (0.2%)
Avatar Holdings, Inc.*	16,143	293,318
Consolidated-Tomoka Land Co.^	16,147	566,437
Forestar Group, Inc.*	46,800	555,984
Tejon Ranch Co.*^	11,300	299,337

		1,715,076

Thrifts & Mortgage Finance (1.5%)
Abington Bancorp, Inc.	21,400	170,344
Astoria Financial Corp.	119,500	1,025,310
Bank Mutual Corp.^	63,300	551,976
BankFinancial Corp.	27,600	244,536
Beneficial Mutual Bancorp, Inc.*	32,950	316,320
Berkshire Hills Bancorp, Inc.^	13,200	274,296
Brookline Bancorp, Inc.	81,600	760,512
Brooklyn Federal Bancorp, Inc.	14,500	163,125
Clifton Savings Bancorp, Inc.	25,950	279,222
Danvers Bancorp, Inc.^	24,200	325,490
Dime Community Bancshares, Inc.	26,000	236,860
Doral Financial Corp.*^	72,600	181,500
ESB Financial Corp.	21,100	276,832
ESSA Bancorp, Inc.	13,700	187,279
First Financial Holdings, Inc.	10,400	97,760
First Financial Northwest, Inc.^	20,300	158,746
Flagstar Bancorp, Inc.*^	55,700	37,876
Flushing Financial Corp.	28,000	261,800
Home Federal Bancorp, Inc./Idaho	17,500	178,325
Kearny Financial Corp.	27,600	315,744
Meridian Interstate Bancorp, Inc.*	18,700	139,315
MGIC Investment Corp.	174,900	769,560
NASB Financial, Inc.^	14,200	406,120
NewAlliance Bancshares, Inc.	152,245	1,750,818
Northwest Bancorp, Inc.	16,700	314,962
OceanFirst Financial Corp.	27,400	327,978
Ocwen Financial Corp.*^	49,955	647,916
Oritani Financial Corp.*	23,119	316,961
PMI Group, Inc.	121,400	240,372
Provident Financial Services, Inc.	81,006	737,155
Provident New York Bancorp	53,700	436,044
Radian Group, Inc.	159,189	432,994

See Notes to Financial Statements. 157

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Rockville Financial, Inc.^	43,950	$481,253
Roma Financial Corp.	21,114	268,992
TrustCo Bank Corp. NY/New York	106,103	627,069
United Financial Bancorp, Inc.	20,400	281,928
ViewPoint Financial Group	29,722	452,666
Waterstone Financial, Inc.*^	35,429	105,224
Westfield Financial, Inc.	44,400	402,264
WSFS Financial Corp.	11,500	314,065

		15,497,509

Total Financials		200,275,753

Health Care (14.8%)
Biotechnology (3.9%)
Acorda Therapeutics, Inc.*	48,585	1,369,611
Affymax, Inc.*^	19,465	358,740
Alkermes, Inc.*^	125,465	1,357,531
Allos Therapeutics, Inc.*	69,900	579,471
Alnylam Pharmaceuticals, Inc.*^	49,900	1,111,273
Amicus Therapeutics, Inc.*^	18,500	211,825
Arena Pharmaceuticals, Inc.*^	84,600	422,154
ARIAD Pharmaceuticals, Inc.*	166,000	263,940
ArQule, Inc.*	71,906	441,503
Array BioPharma, Inc.*	143,600	450,904
BioCryst Pharmaceuticals, Inc.*	78,400	315,952
Celera Corp.*^	108,605	828,656
Cell Therapeutics, Inc.*	645,700	1,110,604
Celldex Therapeutics, Inc.*	22,100	172,822
Cepheid, Inc.*	81,400	766,788
Cougar Biotechnology, Inc.*^	19,800	850,608
Cubist Pharmaceuticals, Inc.*	74,064	1,357,593
Cytokinetics, Inc.*	65,100	184,233
Cytori Therapeutics, Inc.*^	6,300	22,743
Dyax Corp.*	98,014	209,750
Emergent Biosolutions, Inc.*^	30,900	442,797
Enzon Pharmaceuticals, Inc.*	58,000	456,460
Facet Biotech Corp.*	29,300	272,197
Genomic Health, Inc.*	19,600	339,668
Geron Corp.*^	120,800	926,536
GTx, Inc.*	43,300	399,659
Halozyme Therapeutics, Inc.*^	82,714	576,516
Hemispherx Biopharma, Inc.*	154,700	392,938
Human Genome Sciences, Inc.*^	194,800	557,128
Idenix Pharmaceuticals, Inc.*	102,874	378,576
Idera Pharmaceuticals, Inc.*^	40,109	235,039
Immunogen, Inc.*	54,165	466,361
Immunomedics, Inc.*	108,100	274,574
Incyte Corp.*^	120,523	396,521
Insmed, Inc.*	174,700	174,700
InterMune, Inc.*	47,500	722,000
Isis Pharmaceuticals, Inc.*^	128,400	2,118,600
Lexicon Pharmaceuticals, Inc.*	170,611	211,558
Ligand Pharmaceuticals, Inc., Class B*	121,900	348,634
MannKind Corp.*^	73,096	607,428
Martek Biosciences Corp.*^	44,600	943,290
Maxygen, Inc.*	57,600	387,072
Medarex, Inc.*	173,300	1,447,055
Medivation, Inc.*	40,100	898,641
Metabolix, Inc.*	31,900	262,218
Micromet, Inc.*	68,900	343,122
Momenta Pharmaceuticals, Inc.*^	49,200	591,876
Myriad Pharmaceuticals, Inc.*	34,100	158,565
Nabi Biopharmaceuticals*	66,457	160,826
Nanosphere, Inc.*	1,400	6,874
Neurocrine Biosciences, Inc.*	54,200	175,066
Novavax, Inc.*^	104,435	342,547

	Number of Shares	Value (Note 1)
NPS Pharmaceuticals, Inc.*	56,100	$261,426
Onyx Pharmaceuticals, Inc.*	75,500	2,133,630
Opko Health, Inc.*	203,217	359,694
Orexigen Therapeutics, Inc.*	79,800	409,374
Osiris Therapeutics, Inc.*^	16,300	218,909
PDL BioPharma, Inc.	156,600	1,237,140
Pharmasset, Inc.*	51,000	573,750
Progenics Pharmaceuticals, Inc.*	63,919	329,183
Protalix BioTherapeutics, Inc.*	93,322	421,815
Regeneron Pharmaceuticals, Inc.*	84,200	1,508,864
Repligen Corp.*	106,065	583,357
Rigel Pharmaceuticals, Inc.*^	39,600	479,952
Sangamo BioSciences, Inc.*	74,137	366,237
Savient Pharmaceuticals, Inc.*^	87,600	1,214,136
Seattle Genetics, Inc.*^	85,800	833,976
SIGA Technologies, Inc.*	41,500	350,260
StemCells, Inc.*	193,400	328,780
Synta Pharmaceuticals Corp.*	41,000	94,710
Theravance, Inc.*	70,200	1,027,728
Vanda Pharmaceuticals, Inc.*	37,300	439,021
ZymoGenetics, Inc.*	68,432	314,787

		41,888,472

Health Care Equipment & Supplies (3.9%)
Abaxis, Inc.*^	24,800	509,392
ABIOMED, Inc.*^	70,100	618,282
Accuray, Inc.*	65,342	435,831
Align Technology, Inc.*^	86,900	921,140
Alphatec Holdings, Inc.*	1,200	3,984
American Medical Systems Holdings, Inc.*	98,785	1,560,803
Analogic Corp.	18,200	672,490
AngioDynamics, Inc.*	31,300	415,351
Atrion Corp.	3,257	436,731
ATS Medical, Inc.*	101,600	334,264
Bovie Medical Corp.*	34,500	300,495
Cantel Medical Corp.*	23,522	381,762
Clarient, Inc.*	98,000	364,560
Conceptus, Inc.*	43,600	736,840
CONMED Corp.*	37,900	588,208
CryoLife, Inc.*	53,400	295,836
Cyberonics, Inc.*	38,200	635,266
Cynosure, Inc., Class A*	21,600	165,240
DexCom, Inc.*	56,500	349,735
Endologix, Inc.*	97,300	324,982
ev3, Inc.*	89,800	962,656
Exactech, Inc.*^	30,824	446,948
Greatbatch, Inc.*^	32,855	742,852
Haemonetics Corp.*	36,100	2,057,700
HeartWare International, Inc.*	12,800	357,248
ICU Medical, Inc.*	14,100	580,215
I-Flow Corp.*	57,200	396,968
Immucor, Inc.*	95,123	1,308,893
Insulet Corp.*	64,200	494,340
Integra LifeSciences Holdings Corp.*^	22,600	599,126
Invacare Corp.	42,100	743,065
IRIS International, Inc.*	26,100	307,980
Kensey Nash Corp.*	12,100	317,141
MAKO Surgical Corp.*	33,900	305,778
Masimo Corp.*	64,545	1,556,180
Medical Action Industries, Inc.*^	28,800	329,760
Meridian Bioscience, Inc.	54,500	1,230,610
Merit Medical Systems, Inc.*	32,800	534,640
Micrus Endovascular Corp.*	19,600	177,184

See Notes to Financial Statements. 158

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Natus Medical, Inc.*	39,105	$451,272
Neogen Corp.*^	15,500	449,190
NuVasive, Inc.*^	50,811	2,266,171
NxStage Medical, Inc.*^	61,000	359,900
OraSure Technologies, Inc.*	52,144	128,796
Orthofix International N.V.*	22,700	567,727
Orthovita, Inc.*	88,174	454,096
Palomar Medical Technologies, Inc.*^	23,900	350,374
Quidel Corp.*^	38,200	556,192
Rochester Medical Corp.*	23,100	309,540
RTI Biologics, Inc.*^	72,084	309,240
Sirona Dental Systems, Inc.*	24,300	485,757
Somanetics Corp.*	23,093	381,265
SonoSite, Inc.*	21,400	429,284
Spectranetics Corp.*^	84,500	416,585
Stereotaxis, Inc.*	77,800	301,864
STERIS Corp.^	82,080	2,140,646
SurModics, Inc.*^	21,800	493,334
Symmetry Medical, Inc.*	50,500	470,660
Synovis Life Technologies, Inc.*	18,104	376,020
Thoratec Corp.*	76,855	2,058,177
TomoTherapy, Inc.*^	23,100	63,525
TranS1, Inc.*^	2,900	18,067
Vascular Solutions, Inc.*	36,700	286,994
Volcano Corp.*	64,065	895,629
West Pharmaceutical Services, Inc.^	45,314	1,579,193
Wright Medical Group, Inc.*	47,017	764,496
Young Innovations, Inc.	14,600	318,134
Zoll Medical Corp.*	23,900	462,226

		41,644,830

Health Care Providers & Services (3.6%)
Air Methods Corp.*^	22,890	626,270
Alliance HealthCare Services, Inc.*	45,323	332,218
Allion Healthcare, Inc.*	53,400	317,730
Almost Family, Inc.*	11,700	305,487
Amedisys, Inc.*^	37,151	1,226,726
AMERIGROUP Corp.*	75,117	2,016,891
AMN Healthcare Services, Inc.*	48,656	310,425
Amsurg Corp.*	37,350	800,784
Assisted Living Concepts, Inc., Class A*	9,639	140,247
Bio-Reference Labs, Inc.*	16,200	512,082
BioScrip, Inc.*	59,500	352,240
Capital Senior Living Corp.*^	51,400	233,870
CardioNet, Inc.*^	33,200	541,824
Catalyst Health Solutions, Inc.*	46,200	1,152,228
Centene Corp.*	58,880	1,176,422
Chemed Corp.	29,335	1,158,146
Chindex International, Inc.*^	22,300	275,851
Corvel Corp.*	13,434	305,892
Cross Country Healthcare, Inc.*	43,300	297,471
Emergency Medical Services Corp., Class A*	11,300	416,066
Emeritus Corp.*	45,064	595,295
Ensign Group, Inc.	24,600	350,058
Genoptix, Inc.*^	23,500	751,765
Gentiva Health Services, Inc.*^	31,700	521,782
Hanger Orthopedic Group, Inc.*	41,800	568,062
HealthSouth Corp.*^	123,400	1,781,896
Healthspring, Inc.*^	56,500	613,590
Healthways, Inc.*	46,150	620,718
HMS Holdings Corp.*^	36,200	1,474,064
inVentiv Health, Inc.*	44,500	602,085
IPC The Hospitalist Co., Inc.*	22,500	600,525

	Number of Shares	Value (Note 1)
Kindred Healthcare, Inc.*	54,570	$675,031
Landauer, Inc.	13,000	797,420
LHC Group, Inc.*	17,400	386,454
Magellan Health Services, Inc.*	53,125	1,743,563
MedCath Corp.*	16,950	199,332
Molina Healthcare, Inc.*	13,900	332,488
MWI Veterinary Supply, Inc.*^	14,400	501,984
National Healthcare Corp.	13,050	495,117
National Research Corp.	17,080	416,752
Nighthawk Radiology Holdings, Inc.*	24,200	89,540
Odyssey HealthCare, Inc.*	34,550	355,174
Owens & Minor, Inc.#^	57,700	2,528,414
PharMerica Corp.*^	36,704	720,500
Providence Service Corp.*	9,100	99,645
PSS World Medical, Inc.*	84,045	1,555,673
Psychiatric Solutions, Inc.*	75,205	1,710,162
RadNet, Inc.*^	2,900	6,525
RehabCare Group, Inc.*	23,000	550,390
Res-Care, Inc.*	29,500	421,850
Skilled Healthcare Group, Inc., Class A*	58,338	437,535
Sun Healthcare Group, Inc.*	56,300	475,172
Sunrise Senior Living, Inc.*	40,780	67,287
Triple-S Management Corp., Class B*^	21,350	332,847
U.S. Physical Therapy, Inc.*	13,900	205,025
Universal American Corp.*	55,100	480,472
Virtual Radiologic Corp.*	2,500	22,575
WellCare Health Plans, Inc.*	59,000	1,090,910

		37,676,547

Health Care Technology (0.8%)
athenahealth, Inc.*^	46,800	1,732,068
Computer Programs & Systems, Inc.^	11,300	432,903
Eclipsys Corp.*	77,400	1,376,172
MedAssets, Inc.*	55,100	1,071,695
MedQuist, Inc.	59,100	359,328
Merge Healthcare, Inc.*	79,000	339,700
Omnicell, Inc.*	42,200	453,650
Phase Forward, Inc.*	60,000	906,600
Quality Systems, Inc.^	32,905	1,874,269
Vital Images, Inc.*	25,600	290,560

		8,836,945

Life Sciences Tools & Services (1.1%)
Accelrys, Inc.*	47,100	278,361
Affymetrix, Inc.*^	122,837	728,424
Albany Molecular Research, Inc.*	21,500	180,385
AMAG Pharmaceuticals, Inc.*^	23,852	1,303,989
Bruker Corp.*	52,290	484,205
Clinical Data, Inc.*^	24,850	273,847
Dionex Corp.*	24,060	1,468,382
Enzo Biochem, Inc.*	50,872	225,363
eResearchTechnology, Inc.*	59,425	369,029
Exelixis, Inc.*^	138,000	672,060
Kendle International, Inc.*	18,200	222,768
Life Sciences Research, Inc.*	11,000	78,870
Luminex Corp.*	55,960	1,037,498
Nektar Therapeutics*	120,200	778,896
PAREXEL International Corp.*	80,600	1,159,028
Sequenom, Inc.*^	79,690	311,588
Varian, Inc.*	41,400	1,632,402

		11,205,095

Pharmaceuticals (1.5%)
Acura Pharmaceuticals, Inc.*	50,900	304,382
Adolor Corp.*	72,300	127,248

See Notes to Financial Statements. 159

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Ardea Biosciences, Inc.*	29,900	$470,626
Auxilium Pharmaceuticals, Inc.*	57,700	1,810,626
AVANIR Pharmaceuticals, Inc., Class A*	154,700	343,434
Biodel, Inc.*^	15,300	78,948
BioMimetic Therapeutics, Inc.*^	35,600	328,944
BMP Sunstone Corp.*^	105,000	497,700
Cadence Pharmaceuticals, Inc.*^	40,200	401,598
Caraco Pharmaceutical Laboratories Ltd.*	88,100	270,467
Cypress Bioscience, Inc.*^	47,000	442,740
Depomed, Inc.*	85,000	276,250
Durect Corp.*	139,674	332,424
Impax Laboratories, Inc.*	84,800	624,128
Inspire Pharmaceuticals, Inc.*^	73,768	410,150
ISTA Pharmaceuticals, Inc.*	74,500	312,900
Javelin Pharmaceuticals, Inc.*	4,900	6,027
KV Pharmaceutical Co., Class A*	141,000	452,610
Lannett Co., Inc.*	50,400	345,240
MAP Pharmaceuticals, Inc.*^	30,200	369,044
Medicines Co.*	61,800	518,502
Medicis Pharmaceutical Corp., Class A	76,600	1,250,112
MiddleBrook Pharmaceuticals, Inc.*	112,900	152,415
Noven Pharmaceuticals, Inc.*	27,100	387,530
Obagi Medical Products, Inc.*	2,900	21,141
Optimer Pharmaceuticals, Inc.*^	32,800	491,016
Pain Therapeutics, Inc.*	73,564	395,039
Par Pharmaceutical Cos., Inc.*	39,600	599,940
Pozen, Inc.*	40,100	307,968
Questcor Pharmaceuticals, Inc.*^	70,900	354,500
Salix Pharmaceuticals Ltd.*	60,776	599,859
Santarus, Inc.*	108,200	305,124
Spectrum Pharmaceuticals, Inc.*	51,600	394,740
Sucampo Pharmaceuticals, Inc., Class A*	65,074	401,506
ViroPharma, Inc.*	93,500	554,455
Vivus, Inc.*	87,900	534,432
XenoPort, Inc.*	34,600	801,682

		16,275,447

Total Health Care		157,527,336

Industrials (15.8%)
Aerospace & Defense (1.8%)
AAR Corp.*^	50,850	816,142
Aerovironment, Inc.*	15,600	481,416
American Science & Engineering, Inc.	10,800	746,496
Applied Signal Technology, Inc.	18,800	479,588
Argon ST, Inc.*	15,200	312,664
Ascent Solar Technologies, Inc.*^	2,600	20,332
Axsys Technologies, Inc.*	13,000	697,320
Ceradyne, Inc.*	36,945	652,449
Cubic Corp.	28,600	1,023,594
Curtiss-Wright Corp.	63,290	1,881,612
DigitalGlobe, Inc.*	20,600	395,520
Ducommun, Inc.^	27,000	507,330
DynCorp International, Inc., Class A*	33,800	567,502
Esterline Technologies Corp.*	39,900	1,080,093
HEICO Corp.^	31,500	1,142,190
Herley Industries, Inc.*	33,200	364,204
Hexcel Corp.*^	134,500	1,281,785
Ladish Co., Inc.*	35,200	456,544
LMI Aerospace, Inc.*	31,300	316,756
Moog, Inc., Class A*	55,984	1,444,947
Orbital Sciences Corp.*	79,500	1,206,015

	Number of Shares	Value (Note 1)
Stanley, Inc.*^	12,500	$411,000
Taser International, Inc.*	63,400	289,104
Teledyne Technologies, Inc.*	49,718	1,628,264
Triumph Group, Inc.	21,700	868,000

		19,070,867

Air Freight & Logistics (0.3%)
Atlas Air Worldwide Holdings, Inc.*	24,367	565,071
Dynamex, Inc.*	28,452	437,876
Forward Air Corp.^	40,430	861,968
Hub Group, Inc., Class A*	51,800	1,069,152

		2,934,067

Airlines (0.6%)
AirTran Holdings, Inc.*	148,900	921,691
Alaska Air Group, Inc.*	50,400	920,304
Allegiant Travel Co.*^	19,100	757,124
Hawaiian Holdings, Inc.*	90,553	545,129
JetBlue Airways Corp.*	321,900	1,374,513
Republic Airways Holdings, Inc.*	48,200	314,746
SkyWest, Inc.	81,800	834,360
U.S. Airways Group, Inc.*	163,000	396,090
UAL Corp.*^	200,529	639,687

		6,703,644

Building Products (0.5%)
AAON, Inc.^	13,450	267,924
American Woodmark Corp.	14,800	354,460
Ameron International Corp.	12,000	804,480
Apogee Enterprises, Inc.	30,380	373,674
Gibraltar Industries, Inc.	21,200	145,644
Griffon Corp.*	77,400	643,968
Insteel Industries, Inc.^	21,200	174,688
NCI Building Systems, Inc.*^	20,500	54,120
Quanex Building Products Corp.	50,350	564,927
Simpson Manufacturing Co., Inc.	52,200	1,128,564
Trex Co., Inc.*	22,800	304,836
Universal Forest Products, Inc.	23,058	762,989

		5,580,274

Commercial Services & Supplies (2.6%)
ABM Industries, Inc.^	61,300	1,107,691
ACCO Brands Corp.*	3,500	9,870
American Ecology Corp.	16,995	304,550
American Reprographics Co.*	68,300	568,256
Amrep Corp.*	7,800	86,034
APAC Customer Services, Inc.*	66,500	341,145
ATC Technology Corp.*^	28,800	417,600
Bowne & Co., Inc.	38,928	253,421
Cenveo, Inc.*^	116,650	493,430
Clean Harbors, Inc.*	28,400	1,533,316
Comfort Systems USA, Inc.	47,700	488,925
Consolidated Graphics, Inc.*^	17,300	301,366
Cornell Cos., Inc.*	27,500	445,775
Courier Corp.	19,353	295,327
Deluxe Corp.	69,900	895,419
EnergySolutions, Inc.^	105,540	970,968
EnerNOC, Inc.*^	18,078	391,750
Ennis, Inc.	33,750	420,525
Fuel Tech, Inc.*^	26,700	258,990
G&K Services, Inc., Class A	25,900	547,785
GEO Group, Inc.*	71,500	1,328,470
GeoEye, Inc.*^	22,900	539,524
Healthcare Services Group, Inc.	60,375	1,079,505
Herman Miller, Inc.	78,083	1,197,793
HNI Corp.	58,300	1,052,898
ICT Group, Inc.*	15,700	137,061
Innerworkings, Inc.*	34,900	165,775

See Notes to Financial Statements. 160

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Interface, Inc., Class A	101,300	$628,060
Kimball International, Inc., Class B	34,115	212,878
Knoll, Inc.^	55,483	420,561
M&F Worldwide Corp.*^	14,000	280,000
McGrath RentCorp.	29,174	556,056
Metalico, Inc.*^	23,700	110,442
Mine Safety Appliances Co.	42,085	1,014,249
Mobile Mini, Inc.*^	49,600	727,632
Multi-Color Corp.	18,300	224,358
Rollins, Inc.	58,262	1,008,515
Schawk, Inc.	43,950	330,065
Standard Parking Corp.*	29,318	477,590
Standard Register Co.^	34,500	112,470
Steelcase, Inc., Class A	99,800	580,836
Sykes Enterprises, Inc.*	48,400	875,556
Team, Inc.*^	25,900	405,853
Tetra Tech, Inc.#*	84,615	2,424,220
United Stationers, Inc.*	32,800	1,144,064
Viad Corp.	24,600	423,612
Waste Services, Inc.*	44,599	231,023

		27,821,209

Construction & Engineering (1.0%)
Dycom Industries, Inc.*	56,733	628,034
EMCOR Group, Inc.*^	97,000	1,951,640
Granite Construction, Inc.^	43,500	1,447,680
Great Lakes Dredge & Dock Corp.	41,000	195,980
Insituform Technologies, Inc., Class A*	51,900	880,743
Integrated Electrical Services, Inc.*	45,295	353,754
Layne Christensen Co.*	25,800	527,610
MasTec, Inc.*	72,800	853,216
Michael Baker Corp.*	16,500	698,940
MYR Group, Inc./Delaware*	24,100	487,302
Northwest Pipe Co.*^	11,792	409,890
Orion Marine Group, Inc.*^	36,850	700,150
Pike Electric Corp.*	31,200	375,960
Primoris Services Corp.	44,200	327,964
Tutor Perini Corp.*	36,000	624,960

		10,463,823

Electrical Equipment (2.3%)
A. O. Smith Corp.	28,010	912,286
Acuity Brands, Inc.^	53,285	1,494,644
Advanced Battery Technologies, Inc.*^	68,200	274,164
American Superconductor Corp.*^	58,900	1,546,125
AZZ, Inc.*^	15,400	529,914
Baldor Electric Co.^	64,674	1,538,594
Belden, Inc.	61,000	1,018,700
Brady Corp., Class A	68,175	1,712,556
Broadwind Energy, Inc.*	43,900	496,948
China BAK Battery, Inc.*	103,776	306,139
Encore Wire Corp.	25,775	550,296
Ener1, Inc.*	66,800	364,728
Energy Conversion Devices, Inc.*^	63,190	894,139
EnerSys*	56,400	1,025,916
Evergreen Solar, Inc.*^	276,576	600,170
Franklin Electric Co., Inc.	32,055	830,866
FuelCell Energy, Inc.*	95,850	400,653
Fushi Copperweld, Inc.*^	47,200	390,344
GrafTech International Ltd.*	162,300	1,835,613
GT Solar International, Inc.*^	42,800	227,696
Harbin Electric, Inc.*	29,700	464,508
II-VI, Inc.*	32,000	709,440
LaBarge, Inc.*	36,650	339,745

	Number of Shares	Value (Note 1)
LSI Industries, Inc.	10,700	$58,315
Microvision, Inc.*	7,000	21,490
Orion Energy Systems, Inc.*^	3,600	13,500
Polypore International, Inc.*	41,300	459,256
Powell Industries, Inc.*	7,300	270,611
Power-One, Inc.*^	263,423	392,500
Preformed Line Products Co.^	6,529	287,668
Regal-Beloit Corp.^	48,200	1,914,504
SatCon Technology Corp.*	155,500	279,900
Ultralife Corp.*	46,700	334,839
Valence Technology, Inc.*^	166,063	297,253
Vicor Corp.	46,000	332,120
Woodward Governor Co.	82,372	1,630,966

		24,757,106

Industrial Conglomerates (0.3%)
Otter Tail Corp.^	49,500	1,081,080
Raven Industries, Inc.^	21,600	552,960
Seaboard Corp.	364	408,408
Standex International Corp.	13,700	158,920
Tredegar Corp.	41,300	550,116
United Capital Corp.*	24,900	456,168

		3,207,652

Machinery (2.8%)
3D Systems Corp.*	43,400	312,914
Actuant Corp., Class A^	78,340	955,748
Alamo Group, Inc.	9,300	93,930
Albany International Corp., Class A	41,650	473,977
Altra Holdings, Inc.*	58,400	437,416
American Railcar Industries, Inc.	50,150	414,239
Astec Industries, Inc.*^	23,700	703,653
Badger Meter, Inc.	19,800	811,800
Barnes Group, Inc.	68,810	818,151
Blount International, Inc.*	75,800	652,638
Briggs & Stratton Corp.	69,450	926,463
Cascade Corp.^	13,000	204,490
Chart Industries, Inc.*	40,515	736,563
China Fire & Security Group, Inc.*^	22,800	277,476
CIRCOR International, Inc.	22,000	519,420
CLARCOR, Inc.	71,500	2,087,085
Colfax Corp.*	39,000	301,080
Columbus McKinnon Corp.*	47,400	599,610
Dynamic Materials Corp.^	17,800	343,184
Energy Recovery, Inc.*^	36,000	254,880
EnPro Industries, Inc.*^	25,700	462,857
ESCO Technologies, Inc.*	37,604	1,684,659
Federal Signal Corp.	65,200	498,780
Flanders Corp.*	31,100	190,021
Flow International Corp.*	27,600	64,860
Force Protection, Inc.*	88,600	783,224
FreightCar America, Inc.^	28,200	474,042
Gorman-Rupp Co.^	14,500	292,465
Graham Corp.	19,900	264,670
Hurco Cos., Inc.*^	8,200	128,166
John Bean Technologies Corp.	38,500	482,020
Kaydon Corp.	46,500	1,514,040
K-Tron International, Inc.*	5,500	438,240
L.B. Foster Co., Class A*	13,900	417,973
Lindsay Corp.^	13,200	436,920
Met-Pro Corp.	15,000	162,300
Middleby Corp.*	25,318	1,111,966
Mueller Industries, Inc.	47,200	981,760
Mueller Water Products, Inc., Class A	146,600	548,284
NACCO Industries, Inc., Class A	11,900	341,768
Nordson Corp.	48,500	1,875,010

See Notes to Financial Statements. 161

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Omega Flex, Inc.	7,900	$119,764
RBC Bearings, Inc.*	25,000	511,250
Robbins & Myers, Inc.	35,700	687,225
Sauer-Danfoss, Inc.	76,200	467,106
Sun Hydraulics Corp.^	23,551	380,820
Tecumseh Products Co., Class A*	35,800	347,618
Tennant Co.	23,900	439,521
Titan International, Inc.	49,300	368,271
Trimas Corp.*	42,700	143,899
Twin Disc, Inc.	16,100	109,641
Watts Water Technologies, Inc., Class A	41,800	900,372

		29,554,229

Marine (0.2%)
American Commercial Lines, Inc.*	30,125	466,335
Eagle Bulk Shipping, Inc.^	64,200	301,098
Genco Shipping & Trading Ltd.^	34,700	753,684
International Shipholding Corp.	8,500	229,160
TBS International Ltd., Class A*	42,300	330,363
Ultrapetrol Bahamas Ltd.*	21,400	94,802

		2,175,442

Professional Services (1.6%)
Acacia Research Corp.- Acacia Technologies*	44,700	351,789
Administaff, Inc.	26,400	614,328
Advisory Board Co.*	21,700	557,690
CBIZ, Inc.*^	57,000	405,840
CDI Corp.	29,900	333,385
COMSYS IT Partners, Inc.*	9,300	54,405
Corporate Executive Board Co.	47,600	988,176
CoStar Group, Inc.*	27,600	1,100,412
CRA International, Inc.*	14,500	402,520
Duff & Phelps Corp., Class A	18,707	332,610
Exponent, Inc.*	17,400	426,474
First Advantage Corp., Class A*	19,298	293,523
Heidrick & Struggles International, Inc.	22,600	412,450
Hill International, Inc.*	47,500	204,250
Huron Consulting Group, Inc.*	28,200	1,303,686
ICF International, Inc.*^	16,399	452,448
Kelly Services, Inc., Class A	26,937	294,960
Kforce, Inc.*	43,650	360,986
Korn/Ferry International*	55,592	591,499
MPS Group, Inc.*	130,963	1,000,557
Navigant Consulting, Inc.*^	63,400	819,128
Odyssey Marine Exploration, Inc.*^	59,600	95,360
On Assignment, Inc.*	64,200	251,022
Resources Connection, Inc.*	61,745	1,060,162
School Specialty, Inc.*^	20,200	408,242
Spherion Corp.*	80,900	333,308
TrueBlue, Inc.*	52,700	442,680
Volt Information Sciences, Inc.*	46,816	293,536
VSE Corp.	6,477	169,438
Watson Wyatt Worldwide, Inc., Class A#	61,035	2,290,644

		16,645,508

Road & Rail (0.9%)
Amerco, Inc.*	12,300	456,945
Arkansas Best Corp.^	35,328	930,893
Avis Budget Group, Inc.*	142,300	803,995
Celadon Group, Inc.*	28,700	240,793
Dollar Thrifty Automotive Group, Inc.*^	21,900	305,505
Genesee & Wyoming, Inc., Class A*	40,225	1,066,365

	Number of Shares	Value (Note 1)
Heartland Express, Inc.	73,347	$1,079,668
Knight Transportation, Inc.	81,809	1,353,939
Marten Transport Ltd.*	21,100	438,036
Old Dominion Freight Line, Inc.*	36,350	1,220,269
Patriot Transportation Holding, Inc.*	4,300	313,599
Saia, Inc.*^	17,100	307,971
Universal Truckload Services, Inc.	23,300	364,645
Werner Enterprises, Inc.	52,600	953,112
YRC Worldwide, Inc.*^	57,300	99,129

		9,934,864

Trading Companies & Distributors (0.9%)
Aceto Corp.	48,600	324,162
Aircastle Ltd.	49,465	363,568
Applied Industrial Technologies, Inc.^	57,415	1,131,075
Beacon Roofing Supply, Inc.*	61,306	886,485
DXP Enterprises, Inc.*	22,800	261,516
H&E Equipment Services, Inc.*	42,700	399,245
Houston Wire & Cable Co.^	14,600	173,886
Interline Brands, Inc.*	46,300	633,384
Kaman Corp.	36,300	606,210
Lawson Products, Inc.	9,000	127,890
RSC Holdings, Inc.*^	67,700	454,944
Rush Enterprises, Inc., Class A*	47,527	553,690
TAL International Group, Inc.	42,910	467,719
Textainer Group Holdings Ltd.	29,300	336,657
Titan Machinery, Inc.*	39,300	498,717
United Rentals, Inc.*	84,000	545,160
Watsco, Inc.^	30,655	1,499,949

		9,264,257

Transportation Infrastructure (0.0%)
CAI International, Inc.*	1,100	5,610

Total Industrials		168,118,552

Information Technology (19.6%)
Communications Equipment (3.6%)
3Com Corp.#*	565,400	2,663,034
Acme Packet, Inc.*	51,536	521,544
ADC Telecommunications, Inc.*	135,000	1,074,600
ADTRAN, Inc.	73,705	1,582,446
Airvana, Inc.*^	43,577	277,586
Anaren, Inc.*	26,834	474,425
Arris Group, Inc.*	166,400	2,023,424
Aruba Networks, Inc.*	82,800	723,672
Avocent Corp.*	64,400	899,024
BigBand Networks, Inc.*	62,236	321,760
Black Box Corp.	22,700	759,769
Blue Coat Systems, Inc.*	46,910	775,891
Cogo Group, Inc.*	52,700	314,619
Comtech Telecommunications Corp.*	38,605	1,230,727
DG FastChannel, Inc.*^	25,000	457,500
Digi International, Inc.*	35,500	346,125
EMS Technologies, Inc.*	16,545	345,791
Emulex Corp.*^	120,100	1,174,578
Extreme Networks, Inc.*	170,500	341,000
Harmonic, Inc.*^	130,180	766,760
Harris Stratex Networks, Inc., Class A*	61,309	397,282
Hughes Communications, Inc.*	13,300	303,639
Infinera Corp.*	130,100	1,187,813
InterDigital, Inc.*	65,200	1,593,488
Ixia*	37,200	250,728
Loral Space & Communications, Inc.*	15,050	387,538
NETGEAR, Inc.*	47,846	689,461

See Notes to Financial Statements. 162

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Oplink Communications, Inc.*	37,831	$431,273
Opnext, Inc.*	123,496	264,281
Palm, Inc.#*^	200,880	3,328,582
Parkervision, Inc.*^	2,000	6,120
PC-Tel, Inc.*	11,300	60,455
Plantronics, Inc	68,595	1,297,132
Polycom, Inc.#*	124,600	2,525,642
Powerwave Technologies, Inc.*	125,200	201,572
Riverbed Technology, Inc.*	78,600	1,822,734
SeaChange International, Inc.*	42,800	343,684
ShoreTel, Inc.*^	61,800	494,400
Sonus Networks, Inc.*	241,278	388,458
Starent Networks Corp.*^	54,700	1,335,227
Sycamore Networks, Inc.*	245,201	767,479
Symmetricom, Inc.*^	83,200	480,064
Tekelec*	88,500	1,489,455
UTStarcom, Inc.*	156,000	254,280
ViaSat, Inc.*^	32,300	828,172

		38,203,234

Computers & Peripherals (1.2%)
3PAR, Inc.*^	26,600	329,840
Adaptec, Inc.*	122,700	325,155
Avid Technology, Inc.*	33,267	446,110
Compellent Technologies, Inc.*^	32,051	488,778
Cray, Inc.*	47,800	376,664
Data Domain, Inc.*	66,200	2,207,770
Electronics for Imaging, Inc.*	73,428	782,742
Imation Corp.	30,700	233,627
Immersion Corp.*	14,244	70,365
Intermec, Inc.*	86,300	1,113,270
Intevac, Inc.*	39,500	344,045
Isilon Systems, Inc.*	112,900	478,696
Netezza Corp.*	65,900	548,288
Novatel Wireless, Inc.*	67,700	610,654
Quantum Corp.*	293,836	243,884
Rimage Corp.*	11,731	194,852
Silicon Graphics International Corp.*^	54,800	248,792
STEC, Inc.*^	44,200	1,024,998
Stratasys, Inc.*^	34,494	379,089
Super Micro Computer, Inc.*	51,410	393,801
Synaptics, Inc.*^	46,175	1,784,664

		12,626,084

Electronic Equipment, Instruments & Components (2.1%)
Agilysys, Inc.	44,550	208,494
Anixter International, Inc.*	39,800	1,496,082
Benchmark Electronics, Inc.*	94,575	1,361,880
Brightpoint, Inc.*	59,200	371,184
Checkpoint Systems, Inc.*	56,150	880,994
China Security & Surveillance Technology, Inc.*^	58,600	441,844
Cogent, Inc.*	47,000	504,310
Cognex Corp.	55,475	783,862
Coherent, Inc.*^	32,100	663,828
Comverge, Inc.*	30,500	369,050
CPI International, Inc.*	800	6,952
CTS Corp.	79,400	520,070
Daktronics, Inc.^	46,500	358,050
DTS, Inc.*^	23,500	636,145
Echelon Corp.*^	46,300	392,624
Electro Rent Corp.	40,100	380,549
Electro Scientific Industries, Inc.*	45,506	508,757
FARO Technologies, Inc.*	24,300	377,379
ICx Technologies, Inc.*^	36,532	219,192

	Number of Shares	Value (Note 1)
Insight Enterprises, Inc.*	67,400	$651,084
IPG Photonics Corp.*^	43,343	475,473
L-1 Identity Solutions, Inc.*	104,466	808,567
Littelfuse, Inc.*	29,368	586,185
Maxwell Technologies, Inc.*	34,900	482,667
Measurement Specialties, Inc.*^	29,900	210,795
Mercury Computer Systems, Inc.*	43,800	405,150
Methode Electronics, Inc.	69,582	488,466
MTS Systems Corp.	23,800	491,470
Multi-Fineline Electronix, Inc.*	14,700	314,580
Newport Corp.*	41,780	241,906
OSI Systems, Inc.*^	22,100	460,785
Park Electrochemical Corp.	22,800	490,884
PC Connection, Inc.*	35,900	188,475
PC Mall, Inc.*	2,300	15,548
Plexus Corp.*	54,225	1,109,443
RadiSys Corp.*	34,132	307,529
Rofin-Sinar Technologies, Inc.*	35,560	711,556
Rogers Corp.*	20,500	414,715
Scansource, Inc.*^	34,500	845,940
SMART Modular Technologies (WWH), Inc.*	101,900	231,313
SYNNEX Corp.*^	22,800	569,772
Technitrol, Inc.	58,060	375,648
TTM Technologies, Inc.*	64,000	509,440
Universal Display Corp.*^	34,400	336,432

		22,205,069

Internet Software & Services (2.7%)
Art Technology Group, Inc.*	162,849	618,826
AsiaInfo Holdings, Inc.*	45,500	783,055
Bankrate, Inc.*^	18,435	465,299
Chordiant Software, Inc.*^	7,700	27,951
comScore, Inc.*	40,400	538,128
Constant Contact, Inc.*^	27,600	547,584
DealerTrack Holdings, Inc.*	55,900	950,300
Dice Holdings, Inc.*	67,672	314,675
Digital River, Inc.*^	53,440	1,940,941
DivX, Inc.*	23,100	126,819
EarthLink, Inc.*	153,900	1,140,399
GSI Commerce, Inc.*^	32,032	456,456
InfoSpace, Inc.*	53,100	352,053
Internap Network Services Corp.*	88,100	307,469
Internet Brands, Inc., Class A*^	83,886	587,202
Internet Capital Group, Inc.*	92,950	625,553
j2 Global Communications, Inc.*	62,800	1,416,768
Keynote Systems, Inc.*	20,500	156,620
Knot, Inc.*	38,908	306,595
Limelight Networks, Inc.*	87,992	387,165
Liquidity Services, Inc.*	33,200	327,352
LoopNet, Inc.*^	48,454	375,518
Marchex, Inc., Class B	50,656	170,711
MercadoLibre, Inc.*^	33,400	897,792
ModusLink Global Solutions, Inc.*	103,800	712,068
Move, Inc.*^	175,855	379,847
NIC, Inc.	70,400	476,608
Omniture, Inc.*	92,487	1,161,637
OpenTable, Inc.*	10,800	325,836
Perficient, Inc.*	45,000	314,550
Rackspace Hosting, Inc.*	92,800	1,286,208
RealNetworks, Inc.*	101,900	304,681
S1 Corp.*	59,500	410,550
SAVVIS, Inc.*	54,000	618,840
SonicWALL, Inc.*	65,800	360,584
support.com, Inc.*	116,921	254,888

See Notes to Financial Statements. 163

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Switch & Data Facilities Co., Inc.*	41,000	$480,930
TechTarget, Inc.*^	70,200	280,800
Terremark Worldwide, Inc.*^	93,030	537,713
Travelzoo, Inc.*	30,300	331,785
United Online, Inc.	108,083	703,620
ValueClick, Inc.*	121,450	1,277,654
Vignette Corp.*	38,844	510,799
VistaPrint Ltd.#*^	61,900	2,640,035
Vocus, Inc.*^	21,600	426,816
Web.com Group, Inc.*	13,600	76,568
Websense, Inc.*	64,200	1,145,328

		28,839,576

IT Services (2.2%)
Acxiom Corp.	94,900	837,967
CACI International, Inc., Class A*	42,190	1,801,935
Cass Information Systems, Inc.	11,500	376,510
CIBER, Inc.*	108,928	337,677
CSG Systems International, Inc.*	48,568	643,040
Cybersource Corp.*^	97,300	1,488,690
Euronet Worldwide, Inc.*	67,100	1,301,069
ExlService Holdings, Inc.*	31,800	356,478
Forrester Research, Inc.*	16,445	403,725
Gartner, Inc.*	80,389	1,226,736
Global Cash Access Holdings, Inc.*^	81,299	647,140
Hackett Group, Inc.*	17,715	41,276
Heartland Payment Systems, Inc.	52,400	501,468
iGATE Corp.	46,600	308,492
infoGROUP, Inc.*^	75,500	431,105
Integral Systems, Inc.*	33,196	276,191
ManTech International Corp., Class A*	27,830	1,197,803
MAXIMUS, Inc.	24,800	1,023,000
NCI, Inc., Class A*	11,982	364,492
Ness Technologies, Inc.*	87,100	340,561
Online Resources Corp.*	59,100	368,784
Perot Systems Corp., Class A*	124,970	1,790,820
RightNow Technologies, Inc.*	36,550	431,290
Sapient Corp.*	123,100	774,299
SRA International, Inc., Class A*	60,000	1,053,600
Syntel, Inc.^	18,600	584,784
TeleTech Holdings, Inc.*	51,515	780,452
TNS, Inc.*	35,090	657,938
Unisys Corp.*	517,600	781,576
VeriFone Holdings, Inc.*	95,800	719,458
Virtusa Corp.*	43,100	346,093
Wright Express Corp.*	50,900	1,296,423

		23,490,872

Semiconductors & Semiconductor Equipment (3.5%)
Actel Corp.*	33,700	361,601
Advanced Analogic Technologies, Inc.*	76,100	349,299
Advanced Energy Industries, Inc.*^	36,200	325,438
Amkor Technology, Inc.*^	157,400	744,502
ANADIGICS, Inc.*	128,600	538,834
Applied Micro Circuits Corp.*	88,028	715,668
Atheros Communications, Inc.*	77,880	1,498,411
ATMI, Inc.*^	45,020	699,161
Brooks Automation, Inc.*	89,802	402,313
Cabot Microelectronics Corp.*	33,400	944,886
Cavium Networks, Inc.*^	43,770	735,774
Cirrus Logic, Inc.*	62,900	283,050
Cohu, Inc.	33,819	303,695
CSR plc*	62,837	362,520
Cymer, Inc.*^	39,800	1,183,254

	Number of Shares	Value (Note 1)
Diodes, Inc.*^	44,575	$697,153
DSP Group, Inc.*	70,900	479,284
Emcore Corp.*^	170,000	214,200
Entegris, Inc.*	232,089	631,282
Entropic Communications, Inc.*	13,100	29,475
Exar Corp.*	43,397	312,024
FEI Co.*	52,444	1,200,968
FormFactor, Inc.*^	64,100	1,105,084
Hittite Microwave Corp.*	25,600	889,600
IXYS Corp.	24,000	242,880
Kopin Corp.*	91,600	336,172
Kulicke & Soffa Industries, Inc.*	144,700	496,321
Lattice Semiconductor Corp.*	194,200	365,096
Micrel, Inc.	59,900	438,468
Microsemi Corp.*^	112,172	1,547,974
Microtune, Inc.*	112,300	262,782
MIPS Technologies, Inc.*	106,000	318,000
MKS Instruments, Inc.*	63,400	836,246
Monolithic Power Systems, Inc.*	47,300	1,059,993
Netlogic Microsystems, Inc.*	23,975	874,128
NVE Corp.*	6,000	291,600
OmniVision Technologies, Inc.*	61,700	641,063
Pericom Semiconductor Corp.*	35,750	301,015
Photronics, Inc.*	144,300	584,415
Power Integrations, Inc.^	36,100	858,819
RF Micro Devices, Inc.*	376,161	1,414,365
Rubicon Technology, Inc.*	29,300	418,404
Rudolph Technologies, Inc.*^	64,600	356,592
Semitool, Inc.*	84,581	390,764
Semtech Corp.*	83,800	1,333,258
Sigma Designs, Inc.*	30,400	487,616
Silicon Image, Inc.*	132,200	304,060
Silicon Storage Technology, Inc.*	164,158	306,975
Skyworks Solutions, Inc.*	230,700	2,256,246
Standard Microsystems Corp.*	27,100	554,195
Supertex, Inc.*^	15,110	379,412
Techwell, Inc.*	37,300	317,050
Tessera Technologies, Inc.*	65,700	1,661,553
Trident Microsystems, Inc.*^	69,500	120,930
TriQuint Semiconductor, Inc.*	188,100	998,811
Ultratech, Inc.*^	22,600	278,206
Veeco Instruments, Inc.*	46,500	538,935
Volterra Semiconductor Corp.*^	21,600	283,824
Zoran Corp.*	66,500	724,850

		37,588,494

Software (4.3%)
ACI Worldwide, Inc.*	46,700	651,932
Actuate Corp.*	54,900	262,422
Advent Software, Inc.*	20,200	662,358
American Software, Inc., Class A	3,200	18,432
ArcSight, Inc.*^	31,400	557,978
Ariba, Inc.*	116,012	1,141,558
Blackbaud, Inc.^	62,698	974,954
Blackboard, Inc.*^	40,645	1,173,015
Bottomline Technologies, Inc.*	36,400	327,964
Callidus Software, Inc.*^	2,500	7,125
CommVault Systems, Inc.*	59,915	993,391
Concur Technologies, Inc.*^	62,025	1,927,737
Deltek, Inc.*	76,400	331,576
DemandTec, Inc.*	32,200	283,360
Double-Take Software, Inc.*	26,000	224,900
Ebix, Inc.*	9,370	293,468
Entrust, Inc.*	25,551	46,247
Epicor Software Corp.*	67,900	359,870

See Notes to Financial Statements. 164

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
EPIQ Systems, Inc.*	48,000	$736,800
Fair Isaac Corp.	66,000	1,020,360
FalconStor Software, Inc.*	68,900	327,275
i2 Technologies, Inc.*	25,600	321,280
Informatica Corp.*	126,600	2,176,254
Interactive Intelligence, Inc.*^	22,600	277,076
Jack Henry & Associates, Inc.^	117,080	2,429,410
JDA Software Group, Inc.*	34,900	522,104
Kenexa Corp.*	46,800	541,476
Lawson Software, Inc.*	192,200	1,072,476
Manhattan Associates, Inc.*	32,300	588,506
Mentor Graphics Corp.*	127,300	696,331
MicroStrategy, Inc., Class A*	12,700	637,794
Monotype Imaging Holdings, Inc.*	54,220	369,238
MSC.Software Corp.*	53,700	357,642
Net 1 UEPS Technologies, Inc.*	63,500	862,965
NetScout Systems, Inc.*	25,700	241,066
NetSuite, Inc.*	24,500	289,345
OpenTV Corp., Class A*^	185,900	245,388
Opnet Technologies, Inc.	38,335	351,149
Parametric Technology Corp.*	161,440	1,887,234
Pegasystems, Inc.	15,200	400,976
Phoenix Technologies Ltd.*	6,800	18,428
Progress Software Corp.*	56,415	1,194,306
PROS Holdings, Inc.*	41,600	337,792
Quest Software, Inc.*^	86,400	1,204,416
Radiant Systems, Inc.*	51,400	426,620
Renaissance Learning, Inc.	45,258	416,826
Rosetta Stone, Inc.*	12,200	334,768
Smith Micro Software, Inc.*	66,100	649,102
SolarWinds, Inc.*	22,500	371,025
Solera Holdings, Inc.#*^	97,205	2,469,007
Sourcefire, Inc.*	21,488	266,236
SPSS, Inc.*	22,700	757,499
SuccessFactors, Inc.*	53,600	492,048
SumTotal Systems, Inc.*	62,900	302,549
Symyx Technologies, Inc.*	51,872	303,451
Synchronoss Technologies, Inc.*	24,600	301,842
Take-Two Interactive Software, Inc.*^	107,800	1,020,866
Taleo Corp., Class A*	43,700	798,399
TeleCommunication Systems, Inc., Class A*	40,300	286,533
THQ, Inc.*	109,825	786,347
TIBCO Software, Inc.*	237,500	1,702,875
TiVo, Inc.*^	138,325	1,449,646
Tyler Technologies, Inc.*	45,200	706,024
Ultimate Software Group, Inc.*^	32,300	782,952
VASCO Data Security International, Inc.*	45,709	334,133
Wind River Systems, Inc.*	92,300	1,057,758

		45,361,880

Total Information Technology		208,315,209

Materials (3.9%)
Chemicals (1.9%)
A. Schulman, Inc.	29,900	451,789
American Vanguard Corp.	26,500	299,450
Arch Chemicals, Inc.^	31,700	779,503
Balchem Corp.	24,948	611,725
Calgon Carbon Corp.*	77,300	1,073,697
GenTek, Inc.*	14,300	319,319
H.B. Fuller Co.	65,800	1,235,066
Hawkins, Inc.	13,800	311,604
ICO, Inc.*	46,800	127,296

	Number of Shares	Value (Note 1)
Innophos Holdings, Inc.	22,700	$383,403
Innospec, Inc.	26,300	282,725
Koppers Holdings, Inc.	24,700	651,339
Landec Corp.*	66,238	449,756
LSB Industries, Inc.*	40,919	661,660
Minerals Technologies, Inc.	25,600	922,112
NewMarket Corp.	18,300	1,232,139
NL Industries, Inc.^	26,720	197,194
Olin Corp.	104,832	1,246,453
OM Group, Inc.*	42,644	1,237,529
PolyOne Corp.*	107,300	290,783
Quaker Chemical Corp.	36,805	489,138
Rockwood Holdings, Inc.*	60,220	881,621
Sensient Technologies Corp.	63,100	1,424,167
ShengdaTech, Inc.*^	112,400	423,748
Solutia, Inc.*	134,344	773,821
Spartech Corp.	42,400	389,656
Stepan Co.	9,000	397,440
W.R. Grace & Co.*^	102,600	1,269,162
Westlake Chemical Corp.^	27,300	556,647
Zep, Inc.	27,162	327,302
Zoltek Cos., Inc.*^	32,700	317,844

		20,015,088

Construction Materials (0.1%)
Texas Industries, Inc.^	30,700	962,752
United States Lime & Minerals, Inc.*^	7,868	333,761

		1,296,513

Containers & Packaging (0.6%)
AEP Industries, Inc.*	12,300	324,597
Boise, Inc.*	6,200	10,664
Bway Holding Co.*	28,787	504,636
Graphic Packaging Holding Co.*	228,240	417,679
Myers Industries, Inc.	67,600	562,432
Rock-Tenn Co., Class A	54,495	2,079,529
Silgan Holdings, Inc.	35,400	1,735,662

		5,635,199

Metals & Mining (0.9%)
A.M. Castle & Co.	48,400	584,672
Allied Nevada Gold Corp.*^	62,400	502,944
AMCOL International Corp.^	34,500	744,510
Brush Engineered Materials, Inc.*^	27,700	463,975
Century Aluminum Co.*	63,500	395,605
Coeur d’Alene Mines Corp.*^	96,944	1,192,411
General Moly, Inc.*^	47,900	106,338
General Steel Holdings, Inc.*	19,600	77,812
Haynes International, Inc.*^	25,800	611,460
Hecla Mining Co.*^	300,320	804,858
Horsehead Holding Corp.*^	30,900	230,205
Kaiser Aluminum Corp.	20,800	746,928
Olympic Steel, Inc.	12,500	305,875
RTI International Metals, Inc.*	32,800	579,576
Stillwater Mining Co.*	76,130	434,702
Sutor Technology Group Ltd.*	2,200	7,194
Universal Stainless & Alloy Products, Inc.*	21,200	344,924
US Gold Corp.*	133,500	352,440
Worthington Industries, Inc.	89,752	1,147,928

		9,634,357

Paper & Forest Products (0.4%)
Buckeye Technologies, Inc.*	104,500	469,205
Clearwater Paper Corp.*	10,523	266,127
Deltic Timber Corp.	13,800	489,486
Domtar Corp.*	58,000	961,640

See Notes to Financial Statements. 165

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Glatfelter	65,100	$579,390
KapStone Paper and Packaging Corp.*	1,500	7,035
Louisiana-Pacific Corp.*	135,074	461,953
Neenah Paper, Inc.	36,100	318,041
Schweitzer-Mauduit International, Inc.	18,600	506,106
Wausau Paper Corp.	55,468	372,745

		4,431,728

Total Materials		41,012,885

Telecommunication Services (1.3%)
Diversified Telecommunication Services (0.9%)
AboveNet, Inc.*	8,600	696,428
Alaska Communications Systems Group, Inc.	46,200	338,184
Atlantic Tele-Network, Inc.^	13,803	542,320
Cbeyond, Inc.*^	28,400	407,540
Cincinnati Bell, Inc.*^	315,628	896,384
Cogent Communications Group, Inc.*^	56,800	462,920
Consolidated Communications Holdings, Inc.	34,200	400,482
D&E Communications, Inc.	29,200	298,716
FairPoint Communications, Inc.^	69,200	41,520
General Communication, Inc., Class A*	63,450	439,708
Global Crossing Ltd.*	38,463	353,090
iBasis, Inc.*	84,200	110,302
IDT Corp., Class B*	1	1
Iowa Telecommunications Services, Inc.^	42,600	532,926
Neutral Tandem, Inc.*	45,905	1,355,116
NTELOS Holdings Corp.	40,600	747,852
PAETEC Holding Corp.*^	193,267	521,821
Premiere Global Services, Inc.*	88,400	958,256
Shenandoah Telecommunications Co.	33,000	669,570

		9,773,136

Wireless Telecommunication Services (0.4%)
Centennial Communications Corp.*	118,800	993,168
iPCS, Inc.*	24,800	371,008
Syniverse Holdings, Inc.*	95,695	1,533,991
USA Mobility, Inc.	32,700	417,252
Virgin Mobile USA, Inc., Class A*^	86,800	348,936

		3,664,355

Total Telecommunication Services		13,437,491

Utilities (3.5%)
Electric Utilities (1.1%)
Allete, Inc.	37,640	1,082,150
Central Vermont Public Service Corp.	21,839	395,286
Cleco Corp.^	84,435	1,893,033
El Paso Electric Co.*	61,307	855,846
Empire District Electric Co.^	45,025	743,813
IDACORP, Inc.^	65,900	1,722,626
MGE Energy, Inc.	31,000	1,040,050
Portland General Electric Co.^	104,847	2,042,419
UIL Holdings Corp.	35,400	794,730
UniSource Energy Corp.	49,700	1,319,038

		11,888,991

Gas Utilities (1.4%)
Chesapeake Utilities Corp.	9,300	302,529
Laclede Group, Inc.	35,300	1,169,489
New Jersey Resources Corp.	58,825	2,178,878

	Number of Shares	Value (Note 1)
Nicor, Inc.	61,300	$2,122,206
Northwest Natural Gas Co.	36,470	1,616,350
Piedmont Natural Gas Co., Inc.#	113,798	2,743,670
South Jersey Industries, Inc.	39,000	1,360,710
Southwest Gas Corp.	58,800	1,305,948
WGL Holdings, Inc.	67,200	2,151,744

		14,951,524

Independent Power Producers & Energy Traders (0.0%)
U.S. Geothermal, Inc.*	5,600	7,952

Multi-Utilities (0.6%)
Avista Corp.	68,900	1,227,109
Black Hills Corp.^	52,165	1,199,273
CH Energy Group, Inc.	22,100	1,032,070
NorthWestern Corp.	53,062	1,207,691
PNM Resources, Inc.^	113,450	1,215,050

		5,881,193

Water Utilities (0.4%)
American States Water Co.	25,200	872,928
Cadiz, Inc.*	17,700	170,451
California Water Service Group	25,000	921,000
Connecticut Water Service, Inc.	14,800	321,012
Consolidated Water Co., Inc.	27,282	432,420
Middlesex Water Co.	17,500	252,875
SJW Corp.^	24,715	561,030
Southwest Water Co.^	30,520	168,470
York Water Co.	21,500	329,595

		4,029,781

Total Utilities		36,759,441

Total Common Stocks (98.4%) (Cost $1,115,002,405)		1,046,394,990

	Number of Shares	Value (Note 1)
INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.0%)
Kayne Anderson Energy Development Co. (Cost $10,184)	1,300	17,238

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Household Durables (0.0%)
Sealy Corp., expiring 7/2/09* (Cost $132,508)	100,000	212,000

	Number of Warrants	Value (Note 1)
WARRANT:
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
Krispy Kreme Doughnuts, Inc., expiring 3/2/12* (Cost $—)	519	21

See Notes to Financial Statements. 166

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (6.8%)
Goldman Sachs & Co., Repurchase Agreement
0.05%, 7/1/09 (r)(v)	$50,616,832	$50,616,832
Monumental Global Funding II
0.40%, 3/26/10 (l)	3,000,000	2,885,868
0.43%, 5/26/10 (l)	2,000,000	1,925,001
Pricoa Global Funding I
0.41%, 12/15/09 (l)	7,000,000	6,749,407
Wells Fargo & Co.
0.37%, 8/3/09 (l)	10,000,000	9,988,180

Total Short-Term Investments of Cash Collateral for Securities Loaned		72,165,288

Time Deposit (0.2%)
JPMorgan Chase Nassau
0.000%, 7/1/09	2,552,431	2,552,431

Total Short-Term Investments (7.0%) (Cost/Amortized Cost $75,169,263)		74,717,719

Total Investments (105.4%) (Cost/Amortized Cost $1,190,314,360)		1,121,341,968
Other Assets Less Liabilities (-5.4%)		(57,743,269)

Net Assets (100%)		$1,063,598,699

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $171 or 0.0% of net assets) at fair value.
#	All, or a portion of security held by broker as collateral for financial futures contracts.
(b)	Illiquid Security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% - 6.176%, maturing 4/15/18 - 5/1/39; Federal National Mortgage Association, 0.000% - 7.500%, maturing 2/1/18 - 5/1/39; Government National Mortgage Association, 0.465% – 5.500%, maturing 11/16/31 - 8/16/44.

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	351	September-09	$17,702,217	$17,802,720	$100,503

See Notes to Financial Statements. 167

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$137,732,595	$–	$–	$137,732,595
Consumer Staples	36,179,889	–	–	36,179,889
Energy	47,035,839	–	–	47,035,839
Financials	200,275,582	–	171	200,275,753
Health Care	157,527,336	–	–	157,527,336
Industrials	168,118,552	–	–	168,118,552
Information Technology	207,952,689	362,520	–	208,315,209
Materials	41,012,885	–	–	41,012,885
Telecommunication Services	13,437,491	–	–	13,437,491
Utilities	36,759,441	–	–	36,759,441
Futures	100,503	–	–	100,503
Investment Companies
Exchange Traded Funds (ETFs)	17,238	–	–	17,238
Rights
Consumer Discretionary	212,000	–	–	212,000
Short-Term Investments	–	74,717,719	–	74,717,719
Warrants
Consumer Discretionary	21	–	–	21
Total Asset	$1,046,362,061	$75,080,239	$171	$1,121,442,471
Total Liability	$–	$–	$–	$–
Total	$1,046,362,061	$75,080,239	$171	$1,121,442,471

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	171	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$171	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$171	$—

* Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements. 168

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	100,503	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$100,503

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	–	*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$–

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	1,635,523	–	–	1,635,523
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$1,635,523	$–	$–	$1,635,523

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(210,085)	–	–	(210,085)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(210,085)	$–	$–	$(210,085)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$496,698,562
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$202,406,402

See Notes to Financial Statements. 169

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$97,302,038
Aggregate gross unrealized depreciation	(181,188,133)

Net unrealized depreciation	$(83,886,095)

Federal income tax cost of investments	$1,205,228,063

At June 30, 2009, the Portfolio had loaned securities with a total value of $67,503,545. This was secured by collateral of $72,616,832 which was received as cash and subsequently invested in short-term investments currently valued at $72,165,288 as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $49,489, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements. 170

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.8%)
Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.	7,100	$24,424
ArvinMeritor, Inc.	6,910	30,335
Cooper Tire & Rubber Co.	6,010	59,619
Dorman Products, Inc.*	1,800	24,894
Drew Industries, Inc.*	2,020	24,583
Exide Technologies, Inc.*	7,580	28,273
Fuel Systems Solutions, Inc.*	1,250	25,238
Hawk Corp., Class A*	1,750	24,238
Modine Manufacturing Co.	1,830	8,784
Raser Technologies, Inc.*	6,250	17,500
Spartan Motors, Inc.	3,300	37,389
Superior Industries International, Inc.	2,330	32,853
Tenneco, Inc.*	4,810	50,986
Wonder Auto Technology, Inc.*	2,600	26,338

		415,454

Automobiles (0.0%)
Winnebago Industries, Inc.	2,550	18,947

Distributors (0.0%)
Core-Mark Holding Co., Inc.*	660	17,200

Diversified Consumer Services (1.4%)
American Public Education, Inc.*	1,910	75,655
Bridgepoint Education, Inc.*	1,450	24,650
Capella Education Co.*	1,450	86,927
ChinaCast Education Corp.*	3,450	24,564
Coinstar, Inc.*	3,080	82,236
Corinthian Colleges, Inc.*	8,670	146,783
Grand Canyon Education, Inc.*	1,800	30,204
Jackson Hewitt Tax Service, Inc.	3,800	23,788
K12, Inc.*	2,500	53,875
Learning Tree International, Inc.*	2,260	23,278
Lincoln Educational Services Corp.*	1,150	24,070
Matthews International Corp., Class A	3,200	99,584
Pre-Paid Legal Services, Inc.*	700	30,513
Princeton Review, Inc.*	4,750	25,698
Regis Corp.	4,370	76,082
Sotheby’s, Inc.	6,850	96,654
Steiner Leisure Ltd.*	2,050	62,586
Stewart Enterprises, Inc., Class A	10,860	52,345
Universal Technical Institute, Inc.*	1,600	23,888

		1,063,380

Hotels, Restaurants & Leisure (2.5%)
AFC Enterprises, Inc.*	3,600	24,300
Ambassadors Group, Inc.	1,250	17,212
Ameristar Casinos, Inc.	2,590	49,288
Bally Technologies, Inc.*	5,570	166,654
BJ’s Restaurants, Inc.*	2,180	36,777
Bob Evans Farms, Inc.	3,160	90,818
Buffalo Wild Wings, Inc.*	2,140	69,593
California Pizza Kitchen, Inc.*	3,290	43,724
CEC Entertainment, Inc.*	2,070	61,024
Cheesecake Factory, Inc.*	6,100	105,530
Churchill Downs, Inc.	770	25,918
CKE Restaurants, Inc.	5,190	44,011
Cracker Barrel Old Country Store, Inc.	2,261	63,082
Denny’s Corp.*	16,580	35,647
DineEquity, Inc.	1,780	55,518

	Number of Shares	Value (Note 1)
Domino’s Pizza, Inc.*	4,000	$29,960
Dover Downs Gaming & Entertainment, Inc.	5,620	26,133
Gaylord Entertainment Co.*	4,160	52,874
Interval Leisure Group, Inc.*	4,150	38,678
Isle of Capri Casinos, Inc.*	1,520	20,246
Jack in the Box, Inc.*	5,990	134,475
Krispy Kreme Doughnuts, Inc.*	4,510	13,530
Life Time Fitness, Inc.*	4,260	85,243
Marcus Corp.	1,220	12,834
O’Charleys, Inc.	2,860	26,455
Orient-Express Hotels Ltd., Class A	8,100	68,769
P.F. Chang’s China Bistro, Inc.*	2,450	78,547
Papa John’s International, Inc.*	2,220	55,034
Peet’s Coffee & Tea, Inc.*	1,350	34,020
Pinnacle Entertainment, Inc.*	6,520	60,571
Red Robin Gourmet Burgers, Inc.*	1,580	29,625
Ruby Tuesday, Inc.*	6,610	44,023
Shuffle Master, Inc.*	5,400	35,694
Sonic Corp.*	6,090	61,083
Speedway Motorsports, Inc.	1,800	24,768
Steak n Shake Co.*	3,330	29,104
Texas Roadhouse, Inc., Class A*	5,020	54,768
Town Sports International Holdings, Inc.*	900	3,375
Vail Resorts, Inc.*	3,000	80,460

		1,989,365

Household Durables (1.1%)
American Greetings Corp., Class A	4,010	46,837
Blyth, Inc.	800	26,232
Brookfield Homes Corp.*	190	760
Cavco Industries, Inc.*	1,000	25,330
CSS Industries, Inc.	1,130	23,029
Ethan Allen Interiors, Inc.	2,020	20,927
Helen of Troy Ltd.*	3,610	60,612
Hooker Furniture Corp.	1,960	22,501
Hovnanian Enterprises, Inc., Class A*	9,050	21,358
iRobot Corp.*	1,300	16,874
La-Z-Boy, Inc., Class Z	6,790	32,049
M/I Homes, Inc.*	2,500	24,475
Meritage Homes Corp.*	3,120	58,843
National Presto Industries, Inc.	620	47,182
Ryland Group, Inc.	5,520	92,515
Sealy Corp.*	4,290	8,408
Standard Pacific Corp.*	10,250	20,808
Tempur-Pedic International, Inc.	7,620	99,593
Tupperware Brands Corp.	6,330	164,707
Universal Electronics, Inc.*	1,400	28,238

		841,278

Internet & Catalog Retail (0.4%)
Blue Nile, Inc.*	1,380	59,326
Gaiam, Inc., Class A*	830	4,540
HSN, Inc.*	4,200	44,394
NutriSystem, Inc.	4,100	59,450
Orbitz Worldwide, Inc.*	12,790	24,301
Overstock.com, Inc.*	1,900	22,724
PetMed Express, Inc.*	1,950	29,308
Shutterfly, Inc.*	2,490	34,736
Stamps.com, Inc.*	3,600	30,528
Ticketmaster Entertainment, Inc.*	3,950	25,359

		334,666

Leisure Equipment & Products (0.6%)
Brunswick Corp.	8,940	38,621

See Notes to Financial Statements. 171

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Callaway Golf Co.	6,770	$34,324
Eastman Kodak Co.	28,250	83,620
JAKKS Pacific, Inc.*	2,810	36,052
Leapfrog Enterprises, Inc.*	7,550	17,289
Marine Products Corp.	6,500	24,375
Polaris Industries, Inc.	3,860	123,983
Pool Corp.	4,450	73,692
RC2 Corp.*	1,460	19,316
Smith & Wesson Holding Corp.*	4,150	23,572
Sturm Ruger & Co., Inc.	2,000	24,880

		499,724

Media (0.9%)
Arbitron, Inc.	2,800	44,492
Ascent Media Corp., Class A*	1,500	39,870
Belo Corp., Class A	11,910	21,319
Cinemark Holdings, Inc.	3,050	34,526
CKX, Inc.*	5,350	37,932
Crown Media Holdings, Inc., Class A*	12,800	21,376
Dolan Media Co.*	2,200	28,138
Fisher Communications, Inc.	50	639
Global Sources Ltd.*	5,297	38,191
Harte-Hanks, Inc.	3,660	33,855
Journal Communications, Inc., Class A	1,360	1,428
Knology, Inc.*	2,710	23,387
LIN TV Corp., Class A*	1,940	3,259
Live Nation, Inc.*	7,710	37,471
Martha Stewart Living Omnimedia, Inc., Class A*	7,800	23,868
Mediacom Communications Corp., Class A*	4,070	20,798
National CineMedia, Inc.	4,290	59,030
RCN Corp.*	3,950	23,581
Rentrak Corp.*	1,450	23,824
Scholastic Corp.	2,440	48,288
Sinclair Broadcast Group, Inc., Class A	10,370	20,118
Valassis Communications, Inc.*	4,200	25,662
Value Line, Inc.	1,153	37,899
World Wrestling Entertainment, Inc., Class A	2,150	27,004

		675,955

Multiline Retail (0.3%)
99 Cents Only Stores*	4,780	64,912
Dillard’s, Inc., Class A	7,310	67,252
Fred’s, Inc., Class A	4,060	51,156
Saks, Inc.*	12,550	55,597

		238,917

Specialty Retail (3.1%)
America’s Car-Mart, Inc.*	1,110	22,755
AnnTaylor Stores Corp.*	6,150	49,077
Asbury Automotive Group, Inc.	3,260	33,382
bebe Stores, Inc.	3,590	24,699
Big 5 Sporting Goods Corp.	2,230	24,664
Borders Group, Inc.*	6,150	22,632
Brown Shoe Co., Inc.	4,320	31,277
Buckle, Inc.	2,370	75,295
Cabela’s, Inc.*	5,470	67,281
Cato Corp., Class A	2,840	49,530
Charlotte Russe Holding, Inc.*	2,120	27,305
Charming Shoppes, Inc.*	12,480	46,426
Children’s Place Retail Stores, Inc.*	2,380	62,903
Christopher & Banks Corp.	5,400	36,234
Citi Trends, Inc.*	1,440	37,267
Coldwater Creek, Inc.*	5,830	35,330

	Number of Shares	Value (Note 1)
Collective Brands, Inc.*	7,350	$107,089
Conn’s, Inc.*	1,850	23,125
Dress Barn, Inc.*	5,840	83,512
DSW, Inc., Class A*	2,100	20,685
Finish Line, Inc., Class A	4,330	32,129
Genesco, Inc.*	1,940	36,414
Group 1 Automotive, Inc.	2,380	61,928
Gymboree Corp.*	2,880	102,182
Haverty Furniture Cos., Inc.	2,264	20,716
hhgregg, Inc.*	1,750	26,530
Hibbett Sports, Inc.*	2,900	52,200
HOT Topic, Inc.*	3,990	29,167
J. Crew Group, Inc.*	5,300	143,206
Jo-Ann Stores, Inc.*	3,120	64,490
JoS. A. Bank Clothiers, Inc.*	1,850	63,751
Kirkland’s, Inc.*	2,500	30,025
Lumber Liquidators, Inc.*	1,600	25,216
Men’s Wearhouse, Inc.	5,270	101,079
Monro Muffler, Inc.	1,650	42,421
OfficeMax, Inc.	8,050	50,554
Pacific Sunwear of California, Inc.*	10,240	34,509
PEP Boys-Manny, Moe & Jack	4,530	45,934
Rent-A-Center, Inc.*	6,820	121,601
Sally Beauty Holdings, Inc.*	9,610	61,120
Sonic Automotive, Inc., Class A	3,300	33,528
Stage Stores, Inc.	5,030	55,833
Stein Mart, Inc.*	2,900	25,694
Systemax, Inc.*	1,900	22,629
Talbots, Inc.	4,860	26,244
Tractor Supply Co.*	3,800	157,016
Tween Brands, Inc.*	4,170	27,856
Ulta Salon Cosmetics & Fragrance, Inc.*	2,520	28,022
Wet Seal, Inc., Class A*	13,456	41,310
Zale Corp.*	2,980	10,251
Zumiez, Inc.*	2,240	17,942

		2,471,965

Textiles, Apparel & Luxury Goods (2.0%)
American Apparel, Inc.*	5,790	21,076
Carter’s, Inc.*	5,780	142,246
Columbia Sportswear Co.	1,250	38,650
Crocs, Inc.*	8,470	28,798
Deckers Outdoor Corp.*	1,350	94,864
FGX International Holdings Ltd.*	2,100	23,898
Fossil, Inc.*	4,630	111,490
Fuqi International, Inc.*	1,550	32,100
Iconix Brand Group, Inc.*	5,870	90,281
Jones Apparel Group, Inc.	9,000	96,570
Kenneth Cole Productions, Inc., Class A	1,170	8,225
K-Swiss, Inc., Class A	2,630	22,355
Liz Claiborne, Inc.	10,000	28,800
Lululemon Athletica, Inc.*	4,300	56,029
Maidenform Brands, Inc.*	2,510	28,790
Movado Group, Inc.	1,590	16,759
Oxford Industries, Inc.	2,600	30,290
Perry Ellis International, Inc.*	3,560	25,917
Quiksilver, Inc.*	12,830	23,735
Skechers U.S.A., Inc., Class A*	4,320	42,206
Steven Madden Ltd.*	1,820	46,319
Timberland Co., Class A*	4,890	64,890
True Religion Apparel, Inc.*	2,650	59,095
Under Armour, Inc., Class A*	3,350	74,973
Unifi, Inc.*	6,180	8,776

See Notes to Financial Statements. 172

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
UniFirst Corp.	1,310	$48,693
Volcom, Inc.*	2,000	25,000
Warnaco Group, Inc.*	4,610	149,364
Weyco Group, Inc.	1,000	23,090
Wolverine World Wide, Inc.	5,070	111,844

		1,575,123

Total Consumer Discretionary		10,141,974

Consumer Staples (3.4%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	910	26,927
Coca-Cola Bottling Co. Consolidated	600	33,078
Heckmann Corp.*	8,450	31,687
National Beverage Corp.*	1,950	20,768

		112,460

Food & Staples Retailing (0.9%)
Andersons, Inc.	1,830	54,790
Arden Group, Inc., Class A	100	12,510
Casey’s General Stores, Inc.	5,150	132,304
Great Atlantic & Pacific Tea Co., Inc.*	5,450	23,162
Ingles Markets, Inc., Class A	1,430	21,793
Nash Finch Co.	1,120	30,307
Pantry, Inc.*	2,270	37,682
Pricesmart, Inc.	1,450	24,288
Ruddick Corp.	4,270	100,046
Spartan Stores, Inc.	2,250	27,923
Susser Holdings Corp.*	2,400	26,856
United Natural Foods, Inc.*	4,360	114,450
Village Super Market, Inc., Class A	600	17,850
Weis Markets, Inc.	1,110	37,207
Winn-Dixie Stores, Inc.*	5,500	68,970

		730,138

Food Products (1.4%)
AgFeed Industries, Inc.*	3,250	19,272
Alico, Inc.	1,300	39,026
American Dairy, Inc.*	700	27,762
American Italian Pasta Co., Class A*	2,200	64,108
B&G Foods, Inc., Class A	4,650	39,106
Calavo Growers, Inc.	1,250	24,788
Cal-Maine Foods, Inc.	1,300	32,448
Chiquita Brands International, Inc.*	4,400	45,144
Darling International, Inc.*	8,430	55,638
Diamond Foods, Inc.	1,620	45,198
Farmer Bros Co.	1,350	30,888
Fresh Del Monte Produce, Inc.*	3,810	61,951
Hain Celestial Group, Inc.*	4,150	64,782
J&J Snack Foods Corp.	1,430	51,337
Lancaster Colony Corp.	2,060	90,784
Lance, Inc.	2,750	63,607
Lifeway Foods, Inc.*	2,200	28,380
Sanderson Farms, Inc.	2,060	92,700
Smart Balance, Inc.*	6,400	43,584
Synutra International, Inc.*	2,971	32,681
Tootsie Roll Industries, Inc.	2,500	56,725
TreeHouse Foods, Inc.*	3,310	95,229
Zhongpin, Inc.*	1,950	20,202

		1,125,340

Household Products (0.1%)
Central Garden & Pet Co., Class A*	6,780	66,783
WD-40 Co.	1,340	38,860

		105,643

Personal Products (0.6%)
American Oriental Bioengineering, Inc.*	6,280	33,221

	Number of Shares	Value (Note 1)
Bare Escentuals, Inc.*	7,000	$62,090
Chattem, Inc.*	2,070	140,967
China Sky One Medical, Inc.*	1,650	22,242
China-Biotics, Inc.*	2,250	24,255
Inter Parfums, Inc.	2,200	16,148
Nu Skin Enterprises, Inc., Class A	5,060	77,418
Prestige Brands Holdings, Inc.*	5,550	34,132
Revlon, Inc., Class A*	5,050	27,472
USANA Health Sciences, Inc.*	850	25,271

		463,216

Tobacco (0.2%)
Alliance One International, Inc.*	9,090	34,542
Star Scientific, Inc.*	7,450	6,631
Universal Corp.	2,580	85,424
Vector Group Ltd.	3,400	48,586

		175,183

Total Consumer Staples		2,711,980

Energy (4.5%)
Energy Equipment & Services (1.8%)
Allis-Chalmers Energy, Inc.*	4,620	10,672
Basic Energy Services, Inc.*	5,730	39,136
Boots & Coots, Inc.*	17,250	23,977
Bristow Group, Inc.*	3,050	90,372
Bronco Drilling Co., Inc.*	2,160	9,245
Cal Dive International, Inc.*	4,500	38,835
CARBO Ceramics, Inc.	2,000	68,400
Complete Production Services, Inc.*	6,040	38,414
Dawson Geophysical Co.*	1,260	37,611
Dril-Quip, Inc.*	3,160	120,396
ENGlobal Corp.*	3,820	18,794
Forbes Energy Services Ltd.(b)*	8,600	8,503
Global Industries Ltd.*	10,500	59,430
Gulf Island Fabrication, Inc.	2,680	42,424
GulfMark Offshore, Inc.*	2,310	63,756
Hercules Offshore, Inc.*	9,300	36,921
Hornbeck Offshore Services, Inc.*	2,350	50,267
ION Geophysical Corp.*	9,100	23,387
Key Energy Services, Inc.*	13,050	75,168
Lufkin Industries, Inc.	1,530	64,336
Matrix Service Co.*	4,100	47,068
NATCO Group, Inc., Class A*	2,180	71,766
Natural Gas Services Group, Inc.*	1,710	22,743
Newpark Resources, Inc.*	13,110	37,364
Parker Drilling Co.*	11,520	49,997
PHI, Inc.*	1,900	32,566
Pioneer Drilling Co.*	5,550	26,585
RPC, Inc.	2,930	24,465
Superior Well Services, Inc.*	2,700	16,065
TETRA Technologies, Inc.*	7,950	63,282
Union Drilling, Inc.*	3,060	20,257
Willbros Group, Inc.*	3,980	49,790

		1,381,992

Oil, Gas & Consumable Fuels (2.7%)
Alon USA Energy, Inc.	1,950	20,183
Apco Argentina, Inc.	2,400	46,152
Arena Resources, Inc.*	3,860	122,941
Atlas America, Inc.	3,520	62,902
ATP Oil & Gas Corp.*	2,810	19,558
Berry Petroleum Co., Class A	4,360	81,052
Bill Barrett Corp.*	3,720	102,151
BPZ Resources, Inc.*	7,250	35,453
Brigham Exploration Co.*	8,090	28,234
Carrizo Oil & Gas, Inc.*	2,800	48,020

See Notes to Financial Statements. 173

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Cheniere Energy, Inc.*	8,200	$24,108
Clayton Williams Energy, Inc.*	1,050	19,814
Clean Energy Fuels Corp.*	3,140	27,035
Contango Oil & Gas Co.*	1,320	56,087
Crosstex Energy, Inc.	4,050	16,848
CVR Energy, Inc.*	2,670	19,571
Delek U.S. Holdings, Inc.	2,680	22,726
Delta Petroleum Corp.*	17,000	32,810
DHT Maritime, Inc.	4,950	25,790
Endeavour International Corp.*	21,350	29,036
Evergreen Energy, Inc.*	23,700	23,226
General Maritime Corp.	4,919	48,649
GeoResources, Inc.*	830	8,466
GMX Resources, Inc.*	2,200	23,408
Golar LNG Ltd.	3,100	26,505
Goodrich Petroleum Corp.*	2,300	56,557
Gran Tierra Energy, Inc.*	22,500	77,625
Gulfport Energy Corp.*	2,750	18,837
International Coal Group, Inc.*	12,950	37,037
James River Coal Co.*	2,790	42,213
Jura Energy Corp.*	6,900	534
Knightsbridge Tankers Ltd.	2,080	28,371
McMoRan Exploration Co.*	6,100	36,356
Nordic American Tanker Shipping Ltd.	4,320	137,462
Northern Oil and Gas, Inc.*	2,950	18,791
Oilsands Quest, Inc.*	22,380	21,485
Patriot Coal Corp.*	6,750	43,065
Penn Virginia Corp.	4,620	75,629
Petroleum Development Corp.*	1,500	23,535
PetroQuest Energy, Inc.*	4,950	18,265
Rex Energy Corp.*	3,200	18,240
Rosetta Resources, Inc.*	5,230	45,763
Ship Finance International Ltd.	4,300	47,429
Stone Energy Corp.*	3,650	27,083
Swift Energy Co.*	3,100	51,615
Teekay Tankers Ltd., Class A	1,280	11,891
Toreador Resources Corp.*	3,250	21,775
USEC, Inc.*	14,630	77,832
VAALCO Energy, Inc.*	6,030	25,507
Venoco, Inc.*	3,000	23,010
W&T Offshore, Inc.	3,600	35,064
Western Refining, Inc.*	3,030	21,392
Westmoreland Coal Co.*	260	2,106
World Fuel Services Corp.	2,910	119,979

		2,135,173

Total Energy		3,517,165

Financials (19.1%)
Capital Markets (2.1%)
Allied Capital Corp.	18,850	65,598
American Capital Ltd.	22,700	72,867
Apollo Investment Corp.	13,580	81,480
Ares Capital Corp.	9,880	79,633
BGC Partners, Inc., Class A	6,960	26,378
BlackRock Kelso Capital Corp.	2,100	13,083
Broadpoint Gleacher Securities, Inc.*	5,500	30,690
Calamos Asset Management, Inc., Class A	2,050	28,926
Capital Southwest Corp.	200	14,470
Cohen & Steers, Inc.	2,460	36,777
E*TRADE Financial Corp.*	50,900	65,152
Epoch Holding Corp.	3,550	30,672
Evercore Partners, Inc., Class A	930	18,265
FBR Capital Markets Corp.*	4,150	19,505

	Number of Shares	Value (Note 1)
GAMCO Investors, Inc., Class A	890	$43,165
GFI Group, Inc.	6,750	45,495
Gladstone Capital Corp.	3,150	23,720
Hercules Technology Growth Capital, Inc.	3,600	30,096
KBW, Inc.*	3,680	105,837
Knight Capital Group, Inc., Class A*	9,590	163,509
LaBranche & Co., Inc.*	8,310	35,733
MCG Capital Corp.*	6,300	15,309
MF Global Ltd.*	10,200	60,486
MVC Capital, Inc.	2,050	17,343
NGP Capital Resources Co.	350	2,055
Oppenheimer Holdings, Inc., Class A	1,400	29,638
optionsXpress Holdings, Inc.	4,300	66,779
Penson Worldwide, Inc.*	2,750	24,613
Piper Jaffray Cos., Inc.*	1,990	86,903
Prospect Capital Corp.	4,350	40,020
Pzena Investment Management, Inc., Class A	3,550	26,909
Riskmetrics Group, Inc.*	2,200	38,852
Sanders Morris Harris Group, Inc.	4,540	24,970
Stifel Financial Corp.*	2,760	132,728
SWS Group, Inc.	3,220	44,983
Teton Advisors, Inc.(b)*†	13	24
Thomas Weisel Partners Group, Inc.*	480	2,890
TradeStation Group, Inc.*	3,250	27,495
U.S. Global Investors, Inc., Class A	90	833
Virtus Investment Partners, Inc.*	457	6,713
Westwood Holdings Group, Inc.	400	16,724

		1,697,318

Commercial Banks (5.7%)
1st Source Corp.	1,500	25,905
Ames National Corp.	1,400	34,174
Arrow Financial Corp.	900	24,300
BancFirst Corp.	570	19,711
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,600	32,318
Bank of Kentucky Financial Corp.	950	26,600
Bank of Marin Bancorp/California	850	22,908
Bank of the Ozarks, Inc.	1,250	27,038
Boston Private Financial Holdings, Inc.	5,910	26,477
Bridge Bancorp, Inc.*	850	23,137
Bryn Mawr Bank Corp.	1,500	28,305
Camden National Corp.	800	27,224
Capital City Bank Group, Inc.	2,050	34,542
Cardinal Financial Corp.	2,606	20,405
Cathay General Bancorp	5,030	47,835
Central Pacific Financial Corp.	5,730	21,488
Chemical Financial Corp.	2,420	48,182
Citizens & Northern Corp.	1,300	26,741
Citizens Holding Co.	800	24,960
City Holding Co.	1,620	49,183
CoBiz Financial, Inc.	2,420	15,512
Colonial BancGroup, Inc.	20,550	12,741
Columbia Banking System, Inc.	3,610	36,930
Community Bank System, Inc.	2,970	43,243
Community Trust Bancorp, Inc.	1,310	35,043
CVB Financial Corp.	6,750	40,298
East West Bancorp, Inc.	6,390	41,471
F.N.B. Corp./Pennsylvania	7,890	48,839
Farmers Capital Bank Corp.	1,400	35,238
Financial Institutions, Inc.	1,750	23,905
First Bancorp, Inc./Maine	1,400	27,258

See Notes to Financial Statements. 174

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
First Bancorp/North Carolina	1,400	$21,952
First Bancorp/Puerto Rico	7,260	28,677
First Busey Corp.	4,500	33,075
First Commonwealth Financial Corp.	8,650	54,841
First Community Bancshares, Inc./Virginia	2,570	32,999
First Financial Bancorp	3,810	28,651
First Financial Bankshares, Inc.	2,100	105,756
First Financial Corp./Indiana	1,145	36,159
First Merchants Corp.	1,960	15,739
First Midwest Bancorp, Inc./Illinois	4,960	36,258
First of Long Island Corp.	950	21,983
FirstMerit Corp.	8,287	140,706
German American Bancorp, Inc.	1,500	21,615
Glacier Bancorp, Inc.	6,200	91,574
Great Southern Bancorp, Inc.	1,200	24,660
Guaranty Bancorp*	1,240	2,368
Hampton Roads Bankshares, Inc.	3,050	25,162
Hancock Holding Co.	2,592	84,214
Harleysville National Corp.	3,650	17,155
Heartland Financial USA, Inc.	2,050	29,274
Home Bancshares, Inc./Arkansas	1,350	25,704
IBERIABANK Corp.	1,600	63,056
Independent Bank Corp./Massachusetts	2,110	41,567
International Bancshares Corp.	5,180	53,406
Investors Bancorp, Inc.*	5,050	46,258
Lakeland Bancorp, Inc.	2,800	25,172
Lakeland Financial Corp.	1,500	28,500
MainSource Financial Group, Inc.	2,290	16,992
MB Financial, Inc.	3,530	35,971
Merchants Bancshares, Inc.	1,100	24,409
Metro Bancorp, Inc.*	1,150	22,149
National Bankshares, Inc./Virginia	900	21,600
National Penn Bancshares, Inc.	6,920	31,901
NBT Bancorp, Inc.	3,240	70,340
Northfield Bancorp, Inc./New Jersey	2,800	32,536
Old National Bancorp/Indiana	6,750	66,285
Old Second Bancorp, Inc.	30	177
Oriental Financial Group, Inc.	2,010	19,497
Orrstown Financial Services, Inc.	600	22,344
Pacific Capital Bancorp N.A.	5,040	10,786
PacWest Bancorp	4,000	52,640
Park National Corp.	1,130	63,822
Peapack Gladstone Financial Corp.	1,750	33,758
Peoples Bancorp, Inc./Ohio	1,600	27,280
Pinnacle Financial Partners, Inc.*	2,400	31,968
PrivateBancorp, Inc.	3,700	82,288
Prosperity Bancshares, Inc.	4,850	144,675
Renasant Corp.	1,780	26,736
Republic Bancorp, Inc./Kentucky, Class A	830	18,750
S&T Bancorp, Inc.	2,400	29,184
Sandy Spring Bancorp, Inc.	2,560	37,632
Santander BanCorp*	3,990	27,770
SCBT Financial Corp.	1,300	30,797
Shore Bancshares, Inc.	1,450	26,013
Sierra Bancorp	1,800	22,734
Signature Bank/New York*	3,570	96,818
Simmons First National Corp., Class A	1,400	37,408
Smithtown Bancorp, Inc.	2,400	30,696
South Financial Group, Inc.	7,940	9,449
Southside Bancshares, Inc.	1,297	29,662
StellarOne Corp.	2,300	29,785

	Number of Shares	Value (Note 1)
Sterling Bancorp/New York	3,240	$27,054
Sterling Bancshares, Inc./Texas	8,390	53,109
Sterling Financial Corp./Washington	5,950	17,314
Suffolk Bancorp	700	17,948
Sun Bancorp, Inc./New Jersey*	4,300	22,274
Susquehanna Bancshares, Inc.	8,740	42,739
SVB Financial Group*	3,500	95,270
SY Bancorp, Inc.	1,150	27,795
Texas Capital Bancshares, Inc.*	3,050	47,183
Tompkins Financial Corp.	710	34,044
TowneBank/Virginia	2,130	29,820
Trico Bancshares	1,300	20,150
Trustmark Corp.	6,050	116,886
UCBH Holdings, Inc.	16,800	21,168
UMB Financial Corp.	3,180	120,872
Umpqua Holdings Corp.	6,100	47,336
Union Bankshares Corp./Virginia	1,300	19,461
United Bankshares, Inc.	3,870	75,620
United Community Banks, Inc./Georgia*	3,679	22,038
Univest Corp. of Pennsylvania	1,300	26,338
Washington Trust Bancorp, Inc.	1,200	21,396
Webster Financial Corp.	5,550	44,677
WesBanco, Inc.	2,540	36,932
Westamerica Bancorporation	2,950	146,350
Western Alliance Bancorp*	4,130	28,249
Wilshire Bancorp, Inc.	2,300	13,225
Wintrust Financial Corp.	1,850	29,748

		4,558,240

Consumer Finance (0.5%)
Advance America Cash Advance Centers, Inc.	4,900	21,707
Cardtronics, Inc.*	6,800	25,908
Cash America International, Inc.	2,960	69,234
Credit Acceptance Corp.*	1,400	30,590
Dollar Financial Corp.*	1,980	27,304
EZCORP, Inc., Class A*	4,600	49,588
First Cash Financial Services, Inc.*	2,010	35,215
First Marblehead Corp.*	8,790	17,756
Nelnet, Inc., Class A*	4,020	54,632
World Acceptance Corp.*	1,670	33,250

		365,184

Diversified Financial Services (0.5%)
Ampal American Israel, Class A*	8,350	20,374
Asset Acceptance Capital Corp.*	2,300	17,687
Compass Diversified Holdings	2,800	22,652
Encore Capital Group, Inc.*	1,850	24,513
Fifth Street Finance Corp.	2,450	24,598
Financial Federal Corp.	2,370	48,703
Life Partners Holdings, Inc.	1,297	18,391
MarketAxess Holdings, Inc.*	3,180	30,305
NewStar Financial, Inc.*	290	554
PHH Corp.*	5,520	100,354
PICO Holdings, Inc.*	1,640	47,068
Portfolio Recovery Associates, Inc.*	1,530	59,257

		414,456

Insurance (3.3%)
Ambac Financial Group, Inc.	29,200	26,864
American Equity Investment Life Holding Co.	9,140	51,001
American Physicians Capital, Inc.	930	36,419
American Physicians Service Group, Inc.	1,100	24,959
Amerisafe, Inc.*	2,590	40,300

See Notes to Financial Statements. 175

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Amtrust Financial Services, Inc.	2,750	$31,350
Argo Group International Holdings Ltd.*	3,150	88,893
Assured Guaranty Ltd.	5,660	70,071
Baldwin & Lyons, Inc., Class B	1,600	31,520
Citizens, Inc./Texas*	3,100	18,848
CNA Surety Corp.*	2,760	37,232
Conseco, Inc.*	19,500	46,215
Crawford & Co., Class B*	420	2,016
Delphi Financial Group, Inc., Class A	4,440	86,269
Donegal Group, Inc., Class A	2,065	31,409
eHealth, Inc.*	2,530	44,680
EMC Insurance Group, Inc.	80	1,665
Employers Holdings, Inc.	4,150	56,233
Enstar Group, Ltd.*	700	41,195
FBL Financial Group, Inc., Class A	2,940	24,284
Flagstone Reinsurance Holdings Ltd.	3,100	31,930
FPIC Insurance Group, Inc.*	1,430	43,787
Greenlight Capital Reinsurance Ltd., Class A*	2,940	50,891
Hallmark Financial Services*	700	5,005
Harleysville Group, Inc.	1,210	34,146
Hilltop Holdings, Inc.*	4,570	54,246
Horace Mann Educators Corp.	4,120	41,076
Infinity Property & Casualty Corp.	1,600	58,336
IPC Holdings Ltd.	5,670	155,018
Maiden Holdings Ltd.	4,980	32,669
Max Capital Group Ltd.	5,740	105,960
Meadowbrook Insurance Group, Inc.	4,795	31,311
Montpelier Reinsurance Holdings Ltd.	8,780	116,686
National Financial Partners Corp.	4,010	29,353
National Interstate Corp.	1,550	23,529
National Western Life Insurance Co., Class A	230	26,853
Navigators Group, Inc.*	1,410	62,646
NYMAGIC, Inc.	20	278
Phoenix Cos., Inc.*	6,920	11,556
Platinum Underwriters Holdings Ltd.	5,410	154,672
PMA Capital Corp., Class A*	1,400	6,370
Presidential Life Corp.	1,280	9,690
ProAssurance Corp.*	3,250	150,183
RLI Corp.	1,900	85,120
Safety Insurance Group, Inc.	1,730	52,869
SeaBright Insurance Holdings, Inc.*	3,010	30,491
Selective Insurance Group, Inc.	4,920	62,828
State Auto Financial Corp.	1,460	25,550
Stewart Information Services Corp.	1,940	27,645
Tower Group, Inc.	4,250	105,315
United America Indemnity Ltd., Class A*	6,369	30,508
United Fire & Casualty Co.	1,920	32,928
Universal Insurance Holdings, Inc.	4,750	23,845
Zenith National Insurance Corp.	3,800	82,612

		2,587,325

Real Estate Investment Trusts (REITs) (5.2%)
Acadia Realty Trust (REIT)	4,019	52,448
Agree Realty Corp. (REIT)	1,790	32,811
Alexander's, Inc. (REIT)	180	48,528
American Campus Communities, Inc. (REIT)	5,320	117,998
American Capital Agency Corp. (REIT)	1,250	28,713
Anworth Mortgage Asset Corp. (REIT)	10,100	72,821

	Number of Shares	Value (Note 1)
Ashford Hospitality Trust, Inc. (REIT)	5,200	$14,612
BioMed Realty Trust, Inc. (REIT)	9,970	101,993
CapLease, Inc. (REIT)	1,510	4,168
Capstead Mortgage Corp. (REIT)	6,450	81,979
CBL & Associates Properties, Inc. (REIT)	7,500	40,425
Cedar Shopping Centers, Inc. (REIT)	4,440	20,069
Cogdell Spencer, Inc. (REIT)	3,600	15,444
Colonial Properties Trust (REIT)	4,810	35,594
Cousins Properties, Inc. (REIT)	4,500	38,250
DCT Industrial Trust, Inc. (REIT)	17,480	71,318
Developers Diversified Realty Corp. (REIT)	14,500	70,760
DiamondRock Hospitality Co. (REIT)	11,020	68,985
DuPont Fabros Technology, Inc. (REIT)	2,600	24,492
EastGroup Properties, Inc. (REIT)	2,520	83,210
Education Realty Trust, Inc. (REIT)	7,700	33,033
Entertainment Properties Trust (REIT)	3,420	70,452
Equity Lifestyle Properties, Inc. (REIT)	2,060	76,591
Equity One, Inc. (REIT)	3,700	49,062
Extra Space Storage, Inc. (REIT)	8,290	69,221
FelCor Lodging Trust, Inc. (REIT)	7,860	19,336
First Industrial Realty Trust, Inc. (REIT)	3,370	14,659
First Potomac Realty Trust (REIT)	2,030	19,792
Franklin Street Properties Corp. (REIT)	6,000	79,500
Getty Realty Corp. (REIT)	1,500	28,305
Glimcher Realty Trust (REIT)	7,530	21,837
Hatteras Financial Corp. (REIT)	3,800	108,642
Healthcare Realty Trust, Inc. (REIT)	6,000	100,980
Hersha Hospitality Trust (REIT)	1,130	2,802
Highwoods Properties, Inc. (REIT)	7,490	167,551
Home Properties, Inc. (REIT)	3,200	109,120
Inland Real Estate Corp. (REIT)	7,470	52,290
Investors Real Estate Trust (REIT)	5,850	52,007
iStar Financial, Inc. (REIT)	10,500	29,820
Kilroy Realty Corp. (REIT)	3,800	78,052
Kite Realty Group Trust (REIT)	8,600	25,112
LaSalle Hotel Properties (REIT)	5,430	67,006
Lexington Realty Trust (REIT)	8,592	29,213
LTC Properties, Inc. (REIT)	2,340	47,853
Medical Properties Trust, Inc. (REIT)	6,540	39,698
MFA Financial, Inc. (REIT)	22,700	157,084
Mid-America Apartment Communities, Inc. (REIT)	2,880	105,725
Mission West Properties, Inc. (REIT)	4,900	33,467
Monmouth Real Estate Investment Corp. (REIT), Class A	4,050	23,733
National Health Investors, Inc. (REIT)	2,730	72,918
National Retail Properties, Inc. (REIT)	7,970	138,280
NorthStar Realty Finance Corp. (REIT)	7,600	21,508
Omega Healthcare Investors, Inc. (REIT)	8,330	129,282
Parkway Properties, Inc./Maryland (REIT)	2,220	28,860

See Notes to Financial Statements. 176

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Pennsylvania Real Estate Investment Trust (REIT)	6,960	$34,800
Post Properties, Inc. (REIT)	4,490	60,346
Potlatch Corp. (REIT)	4,030	97,889
PS Business Parks, Inc. (REIT)	1,520	73,629
Ramco-Gershenson Properties Trust (REIT)	2,920	29,229
Redwood Trust, Inc. (REIT)	8,150	120,294
Saul Centers, Inc. (REIT)	990	29,274
Sovran Self Storage, Inc. (REIT)	2,410	59,286
Strategic Hotels & Resorts, Inc. (REIT)	18,810	20,879
Sun Communities, Inc. (REIT)	1,650	22,737
Sunstone Hotel Investors, Inc. (REIT)	7,633	40,837
Tanger Factory Outlet Centers (REIT)	3,890	126,153
Universal Health Realty Income Trust (REIT)	1,160	36,563
Urstadt Biddle Properties, Inc. (REIT), Class A	2,090	29,427
U-Store-It Trust (REIT)	6,550	32,095
Walter Investment Management Corp. (REIT)*	1,900	25,232
Washington Real Estate Investment Trust (REIT)	5,920	132,430
Winthrop Realty Trust (REIT)	2,500	22,325

		4,120,834

Real Estate Management & Development (0.2%)
Avatar Holdings, Inc.*	1,740	31,616
Consolidated-Tomoka Land Co.	750	26,310
Forestar Group, Inc.*	3,690	43,837
Tejon Ranch Co.*	1,130	29,934

		131,697

Thrifts & Mortgage Finance (1.6%)
Abington Bancorp, Inc.	2,850	22,686
Astoria Financial Corp.	9,000	77,220
Bank Mutual Corp.	4,890	42,641
BankFinancial Corp.	3,800	33,668
Beneficial Mutual Bancorp, Inc.*	3,300	31,680
Berkshire Hills Bancorp, Inc.	1,300	27,014
Brookline Bancorp, Inc.	5,900	54,988
Brooklyn Federal Bancorp, Inc.	2,100	23,625
Clifton Savings Bancorp, Inc.	2,900	31,204
Danvers Bancorp, Inc.	1,400	18,830
Dime Community Bancshares, Inc.	5,200	47,372
Doral Financial Corp.*	10,500	26,250
ESB Financial Corp.	1,600	20,992
ESSA Bancorp, Inc.	1,750	23,922
First Financial Northwest, Inc.	2,950	23,069
Flushing Financial Corp.	2,610	24,404
Home Federal Bancorp, Inc./Idaho	2,150	21,909
Kearny Financial Corp.	2,700	30,888
Meridian Interstate Bancorp, Inc.*	2,950	21,977
MGIC Investment Corp.	13,200	58,080
NASB Financial, Inc.	1,000	28,600
NewAlliance Bancshares, Inc.	11,040	126,960
Northwest Bancorp, Inc.	1,700	32,062
OceanFirst Financial Corp.	2,520	30,164
Ocwen Financial Corp.*	3,900	50,583
Oritani Financial Corp.*	1,000	13,710
PMI Group, Inc.	7,410	14,672
Provident Financial Services, Inc.	7,490	68,159
Provident New York Bancorp	3,040	24,685

	Number of Shares	Value (Note 1)
Prudential Bancorp, Inc. of Pennsylvania*	1,850	$21,849
Radian Group, Inc.	8,970	24,398
Rockville Financial, Inc.	2,800	30,660
Roma Financial Corp.	1,000	12,740
TrustCo Bank Corp. NY/New York	7,710	45,566
United Financial Bancorp, Inc.	1,700	23,494
ViewPoint Financial Group	1,900	28,937
Westfield Financial, Inc.	3,200	28,992
WSFS Financial Corp.	440	12,016

		1,280,666

Total Financials		15,155,720

Health Care (15.0%)
Biotechnology (4.0%)
Acorda Therapeutics, Inc.*	3,750	105,712
Affymax, Inc.*	900	16,587
Alkermes, Inc.*	9,750	105,495
Allos Therapeutics, Inc.*	6,000	49,740
Alnylam Pharmaceuticals, Inc.*	3,640	81,063
Amicus Therapeutics, Inc.*	2,550	29,197
Arena Pharmaceuticals, Inc.*	7,500	37,425
ARIAD Pharmaceuticals, Inc.*	14,150	22,498
ArQule, Inc.*	4,161	25,549
Array BioPharma, Inc.*	9,170	28,794
BioCryst Pharmaceuticals, Inc.*	5,900	23,777
Celera Corp.*	7,150	54,554
Cell Therapeutics, Inc.*	48,700	83,764
Celldex Therapeutics, Inc.*	3,230	25,259
Cepheid, Inc.*	5,790	54,542
Cougar Biotechnology, Inc.*	1,500	64,440
Cubist Pharmaceuticals, Inc.*	5,590	102,465
Cytokinetics, Inc.*	8,250	23,347
Emergent Biosolutions, Inc.*	1,760	25,221
Enzon Pharmaceuticals, Inc.*	6,870	54,067
Facet Biotech Corp.*	2,584	24,005
Genomic Health, Inc.*	1,440	24,955
Geron Corp.*	8,790	67,419
GTx, Inc.*	3,110	28,705
Halozyme Therapeutics, Inc.*	6,200	43,214
Hemispherx Biopharma, Inc.*	11,650	29,591
Human Genome Sciences, Inc.*	13,780	39,411
Idenix Pharmaceuticals, Inc.*	7,100	26,128
Idera Pharmaceuticals, Inc.*	3,700	21,682
Immunogen, Inc.*	5,170	44,514
Immunomedics, Inc.*	15,200	38,608
Incyte Corp.*	5,340	17,569
Insmed, Inc.*	13,150	13,150
InterMune, Inc.*	3,790	57,608
Isis Pharmaceuticals, Inc.*	9,190	151,635
Lexicon Pharmaceuticals, Inc.*	20,950	25,978
Ligand Pharmaceuticals, Inc., Class B*	10,390	29,715
MannKind Corp.*	5,260	43,711
Martek Biosciences Corp.*	3,850	81,427
Maxygen, Inc.*	1,900	12,768
Medarex, Inc.*	13,000	108,550
Medivation, Inc.*	2,710	60,731
Metabolix, Inc.*	3,000	24,660
Micromet, Inc.*	5,200	25,896
Momenta Pharmaceuticals, Inc.*	2,680	32,240
Myriad Pharmaceuticals, Inc.*	2,430	11,299
Nabi Biopharmaceuticals*	1,230	2,977
Novavax, Inc.*	9,400	30,832
NPS Pharmaceuticals, Inc.*	6,500	30,290
Onyx Pharmaceuticals, Inc.*	5,650	159,669

See Notes to Financial Statements. 177

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Opko Health, Inc.*	17,350	$30,710
Orexigen Therapeutics, Inc.*	4,800	24,624
Osiris Therapeutics, Inc.*	1,060	14,236
PDL BioPharma, Inc.	12,170	96,143
Pharmasset, Inc.*	2,400	27,000
Poniard Pharmaceuticals, Inc.*	4,850	28,955
Progenics Pharmaceuticals, Inc.*	7,160	36,874
Protalix BioTherapeutics, Inc.*	6,600	29,832
Regeneron Pharmaceuticals, Inc.*	6,300	112,896
Rigel Pharmaceuticals, Inc.*	3,860	46,783
Sangamo BioSciences, Inc.*	6,450	31,863
Savient Pharmaceuticals, Inc.*	6,210	86,071
Seattle Genetics, Inc.*	6,650	64,638
SIGA Technologies, Inc.*	3,150	26,586
StemCells, Inc.*	14,600	24,820
Theravance, Inc.*	5,280	77,299
Vanda Pharmaceuticals, Inc.*	2,800	32,956
ZymoGenetics, Inc.*	2,960	13,616

		3,128,335

Health Care Equipment & Supplies (4.0%)
Abaxis, Inc.*	2,220	45,599
ABIOMED, Inc.*	3,450	30,429
Accuray, Inc.*	3,532	23,558
Align Technology, Inc.*	5,970	63,282
American Medical Systems Holdings, Inc.*	7,400	116,920
Analogic Corp.	1,370	50,622
AngioDynamics, Inc.*	2,460	32,644
Atrion Corp.	300	40,227
ATS Medical, Inc.*	7,650	25,169
Bovie Medical Corp.*	2,600	22,646
Cantel Medical Corp.*	1,450	23,533
Clarient, Inc.*	7,400	27,528
Conceptus, Inc.*	3,100	52,390
CONMED Corp.*	2,910	45,163
CryoLife, Inc.*	6,140	34,016
Cyberonics, Inc.*	3,280	54,546
DexCom, Inc.*	4,450	27,545
Electro-Optical Sciences, Inc.*	3,050	23,759
ev3, Inc.*	7,140	76,541
Exactech, Inc.*	1,250	18,125
Greatbatch, Inc.*	2,320	52,455
Haemonetics Corp.*	2,640	150,480
Hansen Medical, Inc.*	4,950	24,453
HeartWare International, Inc.*	950	26,514
ICU Medical, Inc.*	1,220	50,203
I-Flow Corp.*	3,700	25,678
Immucor, Inc.*	7,150	98,384
Insulet Corp.*	3,400	26,180
Integra LifeSciences Holdings Corp.*	1,800	47,718
Invacare Corp.	3,260	57,539
IRIS International, Inc.*	1,627	19,199
Kensey Nash Corp.*	960	25,162
MAKO Surgical Corp.*	2,550	23,001
Masimo Corp.*	5,330	128,506
Medical Action Industries, Inc.*	2,100	24,045
Meridian Bioscience, Inc.	4,100	92,578
Merit Medical Systems, Inc.*	3,120	50,856
Micrus Endovascular Corp.*	2,550	23,052
Natus Medical, Inc.*	3,930	45,352
Neogen Corp.*	1,500	43,470
NuVasive, Inc.*	3,610	161,006
NxStage Medical, Inc.*	5,400	31,860
OraSure Technologies, Inc.*	9,300	22,971

	Number of Shares	Value (Note 1)
Orthofix International N.V.*	1,650	$41,266
Orthovita, Inc.*	6,750	34,762
Palomar Medical Technologies, Inc.*	1,860	27,268
Quidel Corp.*	1,960	28,538
Rochester Medical Corp.*	1,750	23,450
RTI Biologics, Inc.*	4,290	18,404
Sirona Dental Systems, Inc.*	1,720	34,383
Somanetics Corp.*	1,400	23,114
SonoSite, Inc.*	1,730	34,704
Spectranetics Corp.*	4,550	22,432
Stereotaxis, Inc.*	7,700	29,876
STERIS Corp.	6,810	177,605
SurModics, Inc.*	1,550	35,076
Symmetry Medical, Inc.*	3,600	33,552
Synovis Life Technologies, Inc.*	1,590	33,024
Thoratec Corp.*	5,570	149,165
Volcano Corp.*	4,800	67,104
West Pharmaceutical Services, Inc.	3,310	115,354
Wright Medical Group, Inc.*	3,800	61,788
Young Innovations, Inc.	1,100	23,969
Zoll Medical Corp.*	2,290	44,289

		3,144,027

Health Care Providers & Services (3.6%)
Air Methods Corp.*	1,100	30,096
Alliance HealthCare Services, Inc.*	2,790	20,451
Almost Family, Inc.*	850	22,194
Amedisys, Inc.*	2,700	89,154
AMERIGROUP Corp.*	5,420	145,527
AMN Healthcare Services, Inc.*	4,380	27,944
Amsurg Corp.*	3,210	68,822
Assisted Living Concepts, Inc., Class A*	1,650	24,008
Bio-Reference Labs, Inc.*	1,150	36,351
BioScrip, Inc.*	4,500	26,640
Capital Senior Living Corp.*	5,600	25,480
CardioNet, Inc.*	2,500	40,800
Catalyst Health Solutions, Inc.*	3,850	96,019
Centene Corp.*	4,420	88,312
Chemed Corp.	2,270	89,620
Chindex International, Inc.*	2,230	27,585
Corvel Corp.*	1,760	40,075
Cross Country Healthcare, Inc.*	3,130	21,503
Emergency Medical Services Corp., Class A*	1,000	36,820
Emeritus Corp.*	2,000	26,420
Ensign Group, Inc.	1,050	14,942
Genoptix, Inc.*	1,800	57,582
Gentiva Health Services, Inc.*	2,670	43,948
Hanger Orthopedic Group, Inc.*	3,630	49,332
HealthSouth Corp.*	8,950	129,238
Healthspring, Inc.*	5,020	54,517
Healthways, Inc.*	4,900	65,905
HMS Holdings Corp.*	2,570	104,650
inVentiv Health, Inc.*	4,570	61,832
IPC The Hospitalist Co., Inc.*	1,700	45,373
Kindred Healthcare, Inc.*	4,110	50,841
Landauer, Inc.	950	58,273
LHC Group, Inc.*	1,770	39,312
Magellan Health Services, Inc.*	3,750	123,075
MedCath Corp.*	1,680	19,757
Molina Healthcare, Inc.*	1,400	33,488
MWI Veterinary Supply, Inc.*	1,090	37,997
National Healthcare Corp.	900	34,146
National Research Corp.	1,000	24,400

See Notes to Financial Statements. 178

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Odyssey HealthCare, Inc.*	3,490	$35,877
Owens & Minor, Inc.	4,200	184,044
PharMerica Corp.*	3,110	61,049
Providence Service Corp.*	350	3,833
PSS World Medical, Inc.*	6,300	116,613
Psychiatric Solutions, Inc.*	5,650	128,481
RehabCare Group, Inc.*	2,200	52,646
Res-Care, Inc.*	2,000	28,600
Skilled Healthcare Group, Inc., Class A*	1,760	13,200
Sun Healthcare Group, Inc.*	4,380	36,967
Triple-S Management Corp., Class B*	1,730	26,971
U.S. Physical Therapy, Inc.*	1,600	23,600
Universal American Corp.*	5,700	49,704
WellCare Health Plans, Inc.*	4,450	82,280

		2,876,294

Health Care Technology (0.8%)
athenahealth, Inc.*	3,550	131,386
Computer Programs & Systems, Inc.	930	35,628
Eclipsys Corp.*	5,550	98,679
MedAssets, Inc.*	4,150	80,717
MedQuist, Inc.	4,450	27,056
Merge Healthcare, Inc.*	5,950	25,585
Omnicell, Inc.*	3,140	33,755
Phase Forward, Inc.*	4,350	65,728
Quality Systems, Inc.	2,510	142,970
Vital Images, Inc.*	1,950	22,133

		663,637

Life Sciences Tools & Services (1.1%)
Accelrys, Inc.*	4,150	24,526
Affymetrix, Inc.*	7,070	41,925
Albany Molecular Research, Inc.*	2,700	22,653
AMAG Pharmaceuticals, Inc.*	1,740	95,126
Bruker Corp.*	5,160	47,781
Clinical Data, Inc.*	2,050	22,591
Dionex Corp.*	1,890	115,347
Enzo Biochem, Inc.*	6,700	29,681
eResearchTechnology, Inc.*	3,990	24,778
Exelixis, Inc.*	10,710	52,158
Kendle International, Inc.*	970	11,873
Life Sciences Research, Inc.*	650	4,660
Luminex Corp.*	4,180	77,497
Nektar Therapeutics*	9,420	61,042
PAREXEL International Corp.*	6,850	98,503
Sequenom, Inc.*	6,900	26,979
Varian, Inc.*	2,990	117,896

		875,016

Pharmaceuticals (1.5%)
Acura Pharmaceuticals, Inc.*	4,000	23,920
Adolor Corp.*	4,690	8,254
Akorn, Inc.*	50	60
Ardea Biosciences, Inc.*	2,100	33,054
Auxilium Pharmaceuticals, Inc.*	4,190	131,482
AVANIR Pharmaceuticals, Inc., Class A*	11,650	25,863
BioMimetic Therapeutics, Inc.*	2,540	23,470
BMP Sunstone Corp.*	5,600	26,544
Cadence Pharmaceuticals, Inc.*	2,000	19,980
Caraco Pharmaceutical Laboratories Ltd.*	5,450	16,731
Cypress Bioscience, Inc.*	3,800	35,796
Depomed, Inc.*	8,450	27,463
Durect Corp.*	13,900	33,082
Impax Laboratories, Inc.*	6,400	47,104

	Number of Shares	Value (Note 1)
Inspire Pharmaceuticals, Inc.*	2,500	$13,900
KV Pharmaceutical Co., Class A*	7,800	25,038
Lannett Co., Inc.*	3,800	26,030
MAP Pharmaceuticals, Inc.*	2,200	26,884
Medicines Co.*	5,300	44,467
Medicis Pharmaceutical Corp., Class A	5,750	93,840
MiddleBrook Pharmaceuticals, Inc.*	15,140	20,439
Noven Pharmaceuticals, Inc.*	2,640	37,752
Obagi Medical Products, Inc.*	3,300	24,057
Optimer Pharmaceuticals, Inc.*	2,890	43,263
Pain Therapeutics, Inc.*	2,630	14,123
Par Pharmaceutical Cos., Inc.*	3,500	53,025
Pozen, Inc.*	3,310	25,421
Questcor Pharmaceuticals, Inc.*	3,640	18,200
Salix Pharmaceuticals Ltd.*	4,880	48,166
Santarus, Inc.*	8,150	22,983
Spectrum Pharmaceuticals, Inc.*	3,900	29,835
Sucampo Pharmaceuticals, Inc., Class A*	4,300	26,531
ViroPharma, Inc.*	8,030	47,618
Vivus, Inc.*	5,930	36,054
XenoPort, Inc.*	2,750	63,718

		1,194,147

Total Health Care		11,881,456

Industrials (16.2%)
Aerospace & Defense (1.8%)
AAR Corp.*	3,490	56,015
Aerovironment, Inc.*	1,110	34,255
American Science & Engineering, Inc.	900	62,208
Applied Signal Technology, Inc.	1,300	33,163
Argon ST, Inc.*	1,930	39,700
Axsys Technologies, Inc.*	920	49,349
Ceradyne, Inc.*	2,680	47,329
Cubic Corp.	1,500	53,685
Curtiss-Wright Corp.	4,550	135,271
DigitalGlobe, Inc.*	1,550	29,760
Ducommun, Inc.	1,230	23,112
DynCorp International, Inc., Class A*	2,540	42,647
Esterline Technologies Corp.*	3,330	90,143
GenCorp, Inc.*	11,650	22,251
HEICO Corp.	2,250	81,585
Herley Industries, Inc.*	250	2,742
Hexcel Corp.*	9,750	92,918
Ladish Co., Inc.*	2,540	32,944
LMI Aerospace, Inc.*	2,350	23,782
Moog, Inc., Class A*	4,300	110,983
Orbital Sciences Corp.*	5,950	90,261
Stanley, Inc.*	900	29,592
Taser International, Inc.*	6,370	29,047
Teledyne Technologies, Inc.*	3,600	117,900
Triumph Group, Inc.	1,690	67,600

		1,398,242

Air Freight & Logistics (0.3%)
Atlas Air Worldwide Holdings, Inc.*	1,340	31,075
Dynamex, Inc.*	1,450	22,315
Forward Air Corp.	3,070	65,452
Hub Group, Inc., Class A*	3,750	77,400
Pacer International, Inc.	9,220	20,561

		216,803

Airlines (0.6%)
AirTran Holdings, Inc.*	11,900	73,661
Alaska Air Group, Inc.*	3,650	66,649
Allegiant Travel Co.*	1,400	55,496

See Notes to Financial Statements. 179

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Hawaiian Holdings, Inc.*	4,400	$26,488
JetBlue Airways Corp.*	24,250	103,547
Republic Airways Holdings, Inc.*	3,630	23,704
SkyWest, Inc.	5,920	60,384
U.S. Airways Group, Inc.*	13,450	32,683
UAL Corp.*	14,650	46,734

		489,346

Building Products (0.6%)
AAON, Inc.	2,480	49,402
American Woodmark Corp.	960	22,992
Ameron International Corp.	910	61,006
Apogee Enterprises, Inc.	3,400	41,820
Griffon Corp.*	5,446	45,311
Insteel Industries, Inc.	2,950	24,308
NCI Building Systems, Inc.*	360	950
Quanex Building Products Corp.	3,740	41,963
Simpson Manufacturing Co., Inc.	3,800	82,156
Trex Co., Inc.*	3,400	45,458
Universal Forest Products, Inc.	1,690	55,922

		471,288

Commercial Services & Supplies (2.7%)
ABM Industries, Inc.	4,440	80,231
ACCO Brands Corp.*	8,300	23,406
American Ecology Corp.	1,620	29,030
American Reprographics Co.*	6,020	50,086
APAC Customer Services, Inc.*	5,000	25,650
ATC Technology Corp.*	2,800	40,600
Bowne & Co., Inc.	3,975	25,877
Cenveo, Inc.*	4,240	17,935
Clean Harbors, Inc.*	2,000	107,980
Comfort Systems USA, Inc.	4,080	41,820
Consolidated Graphics, Inc.*	1,150	20,033
Cornell Cos., Inc.*	1,970	31,934
Courier Corp.	1,916	29,238
Deluxe Corp.	5,592	71,634
EnergySolutions, Inc.	7,960	73,232
EnerNOC, Inc.*	1,270	27,521
Ennis, Inc.	2,630	32,770
Fuel Tech, Inc.*	2,250	21,825
G&K Services, Inc., Class A	2,190	46,319
GEO Group, Inc.*	5,200	96,616
GeoEye, Inc.*	1,820	42,879
Healthcare Services Group, Inc.	4,400	78,672
Herman Miller, Inc.	6,590	101,091
HNI Corp.	4,520	81,631
Innerworkings, Inc.*	3,200	15,200
Interface, Inc., Class A	5,390	33,418
Kimball International, Inc., Class B	2,380	14,851
Knoll, Inc.	6,400	48,512
M&F Worldwide Corp.*	1,880	37,600
McGrath RentCorp.	2,420	46,125
Metalico, Inc.*	3,710	17,289
Mine Safety Appliances Co.	3,160	76,156
Mobile Mini, Inc.*	3,511	51,506
Multi-Color Corp.	1,850	22,681
Rollins, Inc.	4,220	73,048
Schawk, Inc.	2,510	18,850
Standard Parking Corp.*	2,010	32,743
Standard Register Co.	4,960	16,170
Steelcase, Inc., Class A	7,550	43,941
Sykes Enterprises, Inc.*	3,350	60,601
Team, Inc.*	1,980	31,027
Tetra Tech, Inc.*	5,980	171,327
United Stationers, Inc.*	2,370	82,666

	Number of Shares	Value (Note 1)
Viad Corp.	2,200	$37,884
Waste Services, Inc.*	2,302	11,924

		2,141,529

Construction & Engineering (1.0%)
Dycom Industries, Inc.*	5,920	65,534
EMCOR Group, Inc.*	6,930	139,432
Furmanite Corp.*	830	3,702
Granite Construction, Inc.	3,390	112,819
Great Lakes Dredge & Dock Corp.	3,700	17,686
Insituform Technologies, Inc., Class A*	4,020	68,219
Integrated Electrical Services, Inc.*	1,780	13,902
Layne Christensen Co.*	1,860	38,037
MasTec, Inc.*	5,480	64,226
Michael Baker Corp.*	780	33,041
MYR Group, Inc./Delaware*	1,800	36,396
Northwest Pipe Co.*	1,010	35,108
Orion Marine Group, Inc.*	2,220	42,180
Pike Electric Corp.*	3,870	46,633
Primoris Services Corp.	3,350	24,857
Sterling Construction Co., Inc.*	1,400	21,364
Tutor Perini Corp.*	2,740	47,566

		810,702

Electrical Equipment (2.3%)
A. O. Smith Corp.	2,010	65,466
Acuity Brands, Inc.	4,150	116,408
Advanced Battery Technologies, Inc.*	6,700	26,934
American Superconductor Corp.*	4,300	112,875
AZZ, Inc.*	1,400	48,174
Baldor Electric Co.	4,710	112,051
Belden, Inc.	4,720	78,824
Brady Corp., Class A	5,090	127,861
Broadwind Energy, Inc.*	3,300	37,356
China BAK Battery, Inc.*	7,850	23,157
Day4 Energy, Inc.*	7,000	4,634
Encore Wire Corp.	2,210	47,183
Ener1, Inc.*	3,400	18,564
Energy Conversion Devices, Inc.*	4,600	65,090
EnerSys*	4,240	77,126
Evergreen Solar, Inc.*	17,900	38,843
Franklin Electric Co., Inc.	2,350	60,912
FuelCell Energy, Inc.*	6,970	29,135
Fushi Copperweld, Inc.*	1,500	12,405
GrafTech International Ltd.*	12,170	137,643
GT Solar International, Inc.*	3,850	20,482
Harbin Electric, Inc.*	1,600	25,024
II-VI, Inc.*	2,500	55,425
LSI Industries, Inc.	1,570	8,556
Microvision, Inc.*	8,400	25,788
Polypore International, Inc.*	1,530	17,014
Powell Industries, Inc.*	750	27,802
Preformed Line Products Co.	500	22,030
Regal-Beloit Corp.	3,630	144,184
SatCon Technology Corp.*	11,750	21,150
Valence Technology, Inc.*	10,860	19,439
Vicor Corp.	5,810	41,948
Woodward Governor Co.	6,000	118,800

		1,788,283

Industrial Conglomerates (0.3%)
Otter Tail Corp.	3,600	78,624
Raven Industries, Inc.	1,460	37,376
Seaboard Corp.	52	58,344
Standex International Corp.	990	11,484
Tredegar Corp.	3,645	48,551

See Notes to Financial Statements. 180

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
United Capital Corp.*	1,250	$22,900

		257,279

Machinery (2.9%)
3D Systems Corp.*	3,540	25,523
Actuant Corp., Class A	5,710	69,662
Albany International Corp., Class A	3,000	34,140
Altra Holdings, Inc.*	3,140	23,519
American Railcar Industries, Inc.	2,160	17,842
Ampco-Pittsburgh Corp.	1,780	41,741
Astec Industries, Inc.*	1,850	54,927
Badger Meter, Inc.	1,740	71,340
Barnes Group, Inc.	4,880	58,023
Blount International, Inc.*	6,480	55,793
Briggs & Stratton Corp.	5,040	67,234
Cascade Corp.	1,030	16,202
Chart Industries, Inc.*	2,900	52,722
China Fire & Security Group, Inc.*	2,000	24,340
CIRCOR International, Inc.	2,120	50,053
CLARCOR, Inc.	5,160	150,620
Colfax Corp.*	2,490	19,223
Columbus McKinnon Corp.*	3,550	44,907
Dynamic Materials Corp.	1,300	25,064
Energy Recovery, Inc.*	4,000	28,320
EnPro Industries, Inc.*	2,080	37,461
ESCO Technologies, Inc.*	2,650	118,720
Federal Signal Corp.	6,390	48,883
Force Protection, Inc.*	6,950	61,438
FreightCar America, Inc.	1,350	22,693
Gorman-Rupp Co.	2,215	44,677
Graham Corp.	1,250	16,625
Hurco Cos., Inc.*	490	7,659
John Bean Technologies Corp.	2,900	36,308
Kadant, Inc.*	1,830	20,661
Kaydon Corp.	3,500	113,960
K-Tron International, Inc.*	150	11,952
L.B. Foster Co., Class A*	1,660	49,916
Lindsay Corp.	1,420	47,002
McCoy Corp.	3,100	3,331
Met-Pro Corp.	140	1,515
Middleby Corp.*	1,850	81,252
Mueller Industries, Inc.	4,290	89,232
Mueller Water Products, Inc., Class A	16,340	61,112
NACCO Industries, Inc., Class A	800	22,976
Nordson Corp.	3,410	131,831
RBC Bearings, Inc.*	2,240	45,808
Robbins & Myers, Inc.	2,990	57,557
Sauer-Danfoss, Inc.	2,690	16,490
SmartHeat, Inc.*	3,300	22,605
Sun Hydraulics Corp.	1,350	21,829
Tecumseh Products Co., Class A*	3,330	32,334
Tennant Co.	1,720	31,631
Titan International, Inc.	3,477	25,973
Twin Disc, Inc.	430	2,928
Watts Water Technologies, Inc., Class A	2,980	64,189

		2,281,743

Marine (0.2%)
American Commercial Lines, Inc.*	2,365	36,610
Eagle Bulk Shipping, Inc.	5,140	24,107
Genco Shipping & Trading Ltd.	2,480	53,866
Horizon Lines, Inc., Class A	700	2,702
International Shipholding Corp.	950	25,612

	Number of Shares	Value (Note 1)
TBS International Ltd., Class A*	2,450	$19,134

		162,031

Professional Services (1.6%)
Acacia Research Corp.- Acacia Technologies*	3,350	26,365
Administaff, Inc.	2,200	51,194
Advisory Board Co.*	1,430	36,751
CBIZ, Inc.*	7,280	51,834
CDI Corp.	2,020	22,523
COMSYS IT Partners, Inc.*	890	5,206
Corporate Executive Board Co.	3,600	74,736
CoStar Group, Inc.*	1,940	77,348
CRA International, Inc.*	1,220	33,867
Duff & Phelps Corp., Class A	1,550	27,559
Exponent, Inc.*	1,950	47,795
First Advantage Corp., Class A*	1,830	27,834
Heidrick & Struggles International, Inc.	2,260	41,245
Hill International, Inc.*	4,390	18,877
Huron Consulting Group, Inc.*	2,100	97,083
ICF International, Inc.*	1,360	37,522
Kelly Services, Inc., Class A	3,230	35,368
Kforce, Inc.*	3,120	25,802
Korn/Ferry International*	4,730	50,327
MPS Group, Inc.*	9,640	73,650
Navigant Consulting, Inc.*	4,900	63,308
On Assignment, Inc.*	3,770	14,741
Resources Connection, Inc.*	4,640	79,669
School Specialty, Inc.*	2,820	56,992
Spherion Corp.*	5,590	23,031
TrueBlue, Inc.*	4,500	37,800
Volt Information Sciences, Inc.*	1,340	8,402
Watson Wyatt Worldwide, Inc., Class A	4,330	162,505

		1,309,334

Road & Rail (1.0%)
Amerco, Inc.*	980	36,407
Arkansas Best Corp.	2,310	60,869
Avis Budget Group, Inc.*	10,750	60,737
Celadon Group, Inc.*	1,510	12,669
Dollar Thrifty Automotive Group, Inc.*	2,650	36,968
Genesee & Wyoming, Inc., Class A*	3,100	82,181
Heartland Express, Inc.	5,350	78,752
Knight Transportation, Inc.	5,850	96,817
Marten Transport Ltd.*	1,750	36,330
Old Dominion Freight Line, Inc.*	2,800	93,996
Patriot Transportation Holding, Inc.*	300	21,879
Saia, Inc.*	1,700	30,617
Universal Truckload Services, Inc.	1,100	17,215
USA Truck, Inc.*	1,800	24,354
Werner Enterprises, Inc.	4,310	78,097
YRC Worldwide, Inc.*	9,400	16,262

		784,150

Trading Companies & Distributors (0.9%)
Aceto Corp.	3,650	24,346
Aircastle Ltd.	4,750	34,913
Applied Industrial Technologies, Inc.	4,290	84,513
Beacon Roofing Supply, Inc.*	5,980	86,471
DXP Enterprises, Inc.*	610	6,997
H&E Equipment Services, Inc.*	3,160	29,546
Houston Wire & Cable Co.	1,790	21,319
Interline Brands, Inc.*	2,710	37,073
Kaman Corp.	2,560	42,752

See Notes to Financial Statements. 181

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
RSC Holdings, Inc.*	4,850	$32,592
Rush Enterprises, Inc., Class A*	4,140	48,231
TAL International Group, Inc.	1,400	15,260
Textainer Group Holdings Ltd.	2,890	33,206
Titan Machinery, Inc.*	1,860	23,603
United Rentals, Inc.*	6,350	41,211
Watsco, Inc.	2,380	116,453

		678,486

Transportation Infrastructure (0.0%)
CAI International, Inc.*	3,220	16,422

Total Industrials		12,805,638

Information Technology (20.2%)
Communications Equipment (3.8%)
3Com Corp.*	41,080	193,487
Acme Packet, Inc.*	3,020	30,562
ADC Telecommunications, Inc.*	10,200	81,192
ADTRAN, Inc.	5,790	124,311
Airvana, Inc.*	4,150	26,436
Anaren, Inc.*	1,500	26,520
Arris Group, Inc.*	12,460	151,514
Aruba Networks, Inc.*	5,330	46,584
Avocent Corp.*	4,560	63,658
Bel Fuse, Inc., Class B	1,450	23,258
BigBand Networks, Inc.*	3,150	16,285
Black Box Corp.	1,640	54,891
Blue Coat Systems, Inc.*	4,140	68,476
Cogo Group, Inc.*	5,580	33,313
Comtech Telecommunications Corp.*	2,850	90,858
DG FastChannel, Inc.*	1,800	32,940
Digi International, Inc.*	2,460	23,985
EMS Technologies, Inc.*	1,580	33,022
Emulex Corp.*	25,350	247,923
Extreme Networks, Inc.*	13,910	27,820
Globecomm Systems, Inc.*	3,550	25,524
Harmonic, Inc.*	9,600	56,544
Harris Stratex Networks, Inc., Class A*	5,940	38,491
Hughes Communications, Inc.*	590	13,470
Infinera Corp.*	9,450	86,278
InterDigital, Inc.*	4,630	113,157
Ixia*	5,790	39,025
Loral Space & Communications, Inc.*	1,210	31,157
NETGEAR, Inc.*	3,580	51,588
Oplink Communications, Inc.*	2,090	23,826
Opnext, Inc.*	10,800	23,112
Palm, Inc.*	14,050	232,808
Parkervision, Inc.*	1,590	4,865
Plantronics, Inc.	5,360	101,358
Polycom, Inc.*	8,900	180,403
Powerwave Technologies, Inc.*	14,680	23,635
Riverbed Technology, Inc.*	5,700	132,183
SeaChange International, Inc.*	2,840	22,805
ShoreTel, Inc.*	3,300	26,400
Sonus Networks, Inc.*	20,790	33,472
Starent Networks Corp.*	4,130	100,813
Sycamore Networks, Inc.*	19,450	60,878
Symmetricom, Inc.*	4,400	25,388
Tekelec*	6,630	111,583
UTStarcom, Inc.*	11,520	18,778

	Number of Shares	Value (Note 1)
ViaSat, Inc.*	2,570	$65,895

		3,040,471

Computers & Peripherals (1.2%)
3PAR, Inc.*	2,790	34,596
Adaptec, Inc.*	9,900	26,235
Avid Technology, Inc.*	3,090	41,437
Compellent Technologies, Inc.*	1,750	26,687
Cray, Inc.*	4,000	31,520
Data Domain, Inc.*	5,000	166,750
Electronics for Imaging, Inc.*	6,600	70,356
Imation Corp.	4,350	33,103
Intermec, Inc.*	6,250	80,625
Intevac, Inc.*	2,850	24,823
Isilon Systems, Inc.*	4,950	20,988
Netezza Corp.*	3,600	29,952
Novatel Wireless, Inc.*	2,290	20,656
Quantum Corp.*	28,100	23,323
Rimage Corp.*	1,400	23,254
Silicon Graphics International Corp.*	4,740	21,520
STEC, Inc.*	3,130	72,585
Stratasys, Inc.*	2,100	23,079
Super Micro Computer, Inc.*	4,500	34,470
Synaptics, Inc.*	3,475	134,309

		940,268

Electronic Equipment, Instruments & Components (2.1%)
Agilysys, Inc.	470	2,200
Anixter International, Inc.*	3,060	115,025
Benchmark Electronics, Inc.*	6,910	99,504
Brightpoint, Inc.*	8,460	53,044
Checkpoint Systems, Inc.*	3,760	58,994
China Security & Surveillance Technology, Inc.*	3,000	22,620
Cogent, Inc.*	4,200	45,066
Cognex Corp.	4,050	57,227
Coherent, Inc.*	2,500	51,700
Comverge, Inc.*	2,300	27,830
CPI International, Inc.*	10	87
CTS Corp.	3,670	24,039
Daktronics, Inc.	3,750	28,875
DTS, Inc.*	2,020	54,681
Echelon Corp.*	3,850	32,648
Electro Rent Corp.	2,050	19,455
Electro Scientific Industries, Inc.*	2,570	28,733
FARO Technologies, Inc.*	1,720	26,712
ICx Technologies, Inc.*	4,000	24,000
Insight Enterprises, Inc.*	6,350	61,341
IPG Photonics Corp.*	2,970	32,581
L-1 Identity Solutions, Inc.*	7,360	56,966
Littelfuse, Inc.*	2,210	44,112
Maxwell Technologies, Inc.*	2,270	31,394
Mercury Computer Systems, Inc.*	3,800	35,150
Methode Electronics, Inc.	4,000	28,080
MTS Systems Corp.	1,550	32,008
Multi-Fineline Electronix, Inc.*	1,110	23,754
Newport Corp.*	2,520	14,591
OSI Systems, Inc.*	2,720	56,712
Park Electrochemical Corp.	2,010	43,275
PC Connection, Inc.*	650	3,412
Plexus Corp.*	4,060	83,068
RadiSys Corp.*	3,390	30,544
Rofin-Sinar Technologies, Inc.*	3,930	78,639
Rogers Corp.*	1,580	31,963
Scansource, Inc.*	2,670	65,468
SYNNEX Corp.*	2,400	59,976

See Notes to Financial Statements. 182

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Technitrol, Inc.	6,000	$38,820
TTM Technologies, Inc.*	4,340	34,546
Universal Display Corp.*	2,950	28,851

		1,687,691

Internet Software & Services (2.8%)
Art Technology Group, Inc.*	13,360	50,768
AsiaInfo Holdings, Inc.*	3,550	61,096
Bankrate, Inc.*	1,300	32,812
comScore, Inc.*	2,810	37,429
Constant Contact, Inc.*	2,050	40,672
DealerTrack Holdings, Inc.*	4,060	69,020
Dice Holdings, Inc.*	6,300	29,295
Digital River, Inc.*	3,780	137,290
DivX, Inc.*	4,450	24,430
EarthLink, Inc.*	12,570	93,144
GSI Commerce, Inc.*	2,400	34,200
InfoSpace, Inc.*	3,690	24,465
Internap Network Services Corp.*	7,420	25,896
Internet Brands, Inc., Class A*	4,500	31,500
Internet Capital Group, Inc.*	4,050	27,256
j2 Global Communications, Inc.*	4,500	101,520
Knot, Inc.*	2,680	21,118
Limelight Networks, Inc.*	6,340	27,896
Liquidity Services, Inc.*	2,950	29,087
LivePerson, Inc.*	7,050	28,200
LoopNet, Inc.*	3,160	24,490
Marchex, Inc., Class B	3,550	11,963
MercadoLibre, Inc.*	2,600	69,888
ModusLink Global Solutions, Inc.*	3,430	23,530
Move, Inc.*	16,280	35,165
NIC, Inc.	5,290	35,813
Omniture, Inc.*	6,700	84,152
OpenTable, Inc.*	800	24,136
Openwave Systems, Inc.*	11,000	24,640
Perficient, Inc.*	4,320	30,197
Rackspace Hosting, Inc.*	7,000	97,020
RealNetworks, Inc.*	9,990	29,870
S1 Corp.*	7,540	52,026
SAVVIS, Inc.*	3,840	44,006
SonicWALL, Inc.*	8,040	44,059
Switch & Data Facilities Co., Inc.*	2,100	24,633
TechTarget, Inc.*	5,750	23,000
Terremark Worldwide, Inc.*	5,650	32,657
Travelzoo, Inc.*	2,300	25,185
United Online, Inc.	8,460	55,075
ValueClick, Inc.*	8,820	92,786
Vignette Corp.*	3,280	43,132
VistaPrint Ltd.*	4,990	212,824
Vocus, Inc.*	2,050	40,508
Websense, Inc.*	4,600	82,064

		2,189,913

IT Services (2.3%)
Acxiom Corp.	7,840	69,227
CACI International, Inc., Class A*	3,050	130,266
Cass Information Systems, Inc.	1,050	34,377
CIBER, Inc.*	9,529	29,540
CSG Systems International, Inc.*	4,790	63,420
Cybersource Corp.*	7,050	107,865
Euronet Worldwide, Inc.*	4,810	93,266
ExlService Holdings, Inc.*	1,550	17,376
Forrester Research, Inc.*	1,570	38,543
Gartner, Inc.*	6,010	91,713
Global Cash Access Holdings, Inc.*	6,730	53,571
Hackett Group, Inc.*	260	606

	Number of Shares	Value (Note 1)
Heartland Payment Systems, Inc.	4,700	$44,979
iGATE Corp.	3,340	22,111
infoGROUP, Inc.*	3,730	21,298
Integral Systems, Inc.*	4,170	34,694
ManTech International Corp., Class A*	2,110	90,814
MAXIMUS, Inc.	1,800	74,250
NCI, Inc., Class A*	1,150	34,983
Online Resources Corp.*	3,980	24,835
Perot Systems Corp., Class A*	9,440	135,275
RightNow Technologies, Inc.*	3,120	36,816
Sapient Corp.*	10,890	68,498
SRA International, Inc., Class A*	4,350	76,386
Syntel, Inc.	1,600	50,304
TeleTech Holdings, Inc.*	3,710	56,207
TNS, Inc.*	2,500	46,875
Unisys Corp.*	39,050	58,965
VeriFone Holdings, Inc.*	6,970	52,345
Virtusa Corp.*	3,050	24,491
Wright Express Corp.*	3,950	100,607

		1,784,503

Semiconductors & Semiconductor Equipment (3.7%)
Actel Corp.*	4,650	49,894
Advanced Analogic Technologies, Inc.*	6,740	30,937
Advanced Energy Industries, Inc.*	5,030	45,220
Amkor Technology, Inc.*	11,180	52,881
ANADIGICS, Inc.*	6,350	26,606
Applied Micro Circuits Corp.*	6,590	53,577
Atheros Communications, Inc.*	6,050	116,402
ATMI, Inc.*	3,290	51,094
Brooks Automation, Inc.*	6,530	29,254
Cabot Microelectronics Corp.*	2,400	67,896
Cavium Networks, Inc.*	3,960	66,568
CEVA, Inc.*	2,750	23,870
Cirrus Logic, Inc.*	6,630	29,835
Cohu, Inc.	1,590	14,278
CSR plc*	4,150	23,940
Cymer, Inc.*	3,100	92,163
Diodes, Inc.*	2,690	42,072
DSP Group, Inc.*	4,950	33,462
Entegris, Inc.*	11,620	31,606
Entropic Communications, Inc.*	10,400	23,400
Exar Corp.*	4,410	31,708
FEI Co.*	3,710	84,959
FormFactor, Inc.*	4,950	85,338
Hittite Microwave Corp.*	2,000	69,500
IXYS Corp.	2,650	26,818
Kopin Corp.*	7,000	25,690
Kulicke & Soffa Industries, Inc.*	6,210	21,300
Lattice Semiconductor Corp.*	11,900	22,372
Micrel, Inc.	5,310	38,869
Microsemi Corp.*	8,400	115,920
Microtune, Inc.*	1,450	3,393
MIPS Technologies, Inc.*	11,200	33,600
MKS Instruments, Inc.*	5,440	71,754
Monolithic Power Systems, Inc.*	3,570	80,004
Netlogic Microsystems, Inc.*	1,750	63,805
NVE Corp.*	500	24,300
OmniVision Technologies, Inc.*	5,190	53,924
Pericom Semiconductor Corp.*	2,450	20,629
Photronics, Inc.*	6,200	25,110
Power Integrations, Inc.	2,810	66,850
RF Micro Devices, Inc.*	32,860	123,554

See Notes to Financial Statements. 183

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Rubicon Technology, Inc.*	2,900	$41,412
Rudolph Technologies, Inc.*	4,100	22,632
Semtech Corp.*	5,920	94,187
Sigma Designs, Inc.*	2,510	40,260
Silicon Image, Inc.*	18,850	43,355
Silicon Storage Technology, Inc.*	17,060	31,902
Skyworks Solutions, Inc.*	16,610	162,446
Standard Microsystems Corp.*	1,920	39,264
Supertex, Inc.*	1,790	44,947
Techwell, Inc.*	3,260	27,710
Tessera Technologies, Inc.*	4,920	124,427
TriQuint Semiconductor, Inc.*	14,610	77,579
Ultratech, Inc.*	3,980	48,994
Veeco Instruments, Inc.*	3,240	37,552
Volterra Semiconductor Corp.*	2,330	30,616
Zoran Corp.*	5,260	57,334

		2,918,969

Software (4.3%)
ACI Worldwide, Inc.*	3,500	48,860
Actuate Corp.*	4,790	22,896
Advent Software, Inc.*	1,580	51,808
ArcSight, Inc.*	1,470	26,122
Ariba, Inc.*	8,700	85,608
Blackbaud, Inc.	4,570	71,063
Blackboard, Inc.*	3,160	91,198
Bottomline Technologies, Inc.*	2,000	18,020
CommVault Systems, Inc.*	4,340	71,957
Concur Technologies, Inc.*	4,400	136,752
Deltek, Inc.*	5,250	22,785
DemandTec, Inc.*	3,850	33,880
Double-Take Software, Inc.*	2,650	22,923
Ebix, Inc.*	750	23,490
Epicor Software Corp.*	6,050	32,065
EPIQ Systems, Inc.*	3,590	55,106
Fair Isaac Corp.	4,960	76,682
FalconStor Software, Inc.*	4,230	20,092
i2 Technologies, Inc.*	2,490	31,249
Informatica Corp.*	9,010	154,882
Interactive Intelligence, Inc.*	1,200	14,712
Jack Henry & Associates, Inc.	8,820	183,015
JDA Software Group, Inc.*	2,640	39,494
Kenexa Corp.*	2,410	27,884
Lawson Software, Inc.*	14,500	80,910
Manhattan Associates, Inc.*	2,480	45,186
Mentor Graphics Corp.*	12,160	66,515
MicroStrategy, Inc., Class A*	1,210	60,766
Monotype Imaging Holdings, Inc.*	3,800	25,878
MSC.Software Corp.*	4,260	28,372
Net 1 UEPS Technologies, Inc.*	5,070	68,901
NetScout Systems, Inc.*	2,980	27,952
NetSuite, Inc.*	2,100	24,801
OpenTV Corp., Class A*	17,650	23,298
Opnet Technologies, Inc.	2,550	23,358
Parametric Technology Corp.*	11,730	137,124
Pegasystems, Inc.	1,450	38,251
Phoenix Technologies Ltd.*	180	488
Progress Software Corp.*	4,210	89,126
PROS Holdings, Inc.*	3,060	24,847
Quest Software, Inc.*	6,700	93,398
Radiant Systems, Inc.*	4,290	35,607
Renaissance Learning, Inc.	2,700	24,867
Rosetta Stone, Inc.*	900	24,696
Smith Micro Software, Inc.*	3,310	32,504
SolarWinds, Inc.*	1,700	28,033

	Number of Shares	Value (Note 1)
Solera Holdings, Inc.*	7,320	$185,928
Sourcefire, Inc.*	2,050	25,399
SPSS, Inc.*	1,840	61,401
SuccessFactors, Inc.*	2,650	24,327
SumTotal Systems, Inc.*	4,750	22,847
Symyx Technologies, Inc.*	5,190	30,362
Synchronoss Technologies, Inc.*	2,110	25,890
Take-Two Interactive Software, Inc.*	7,810	73,961
Taleo Corp., Class A*	2,640	48,233
TeleCommunication Systems, Inc., Class A*	3,700	26,307
THQ, Inc.*	6,800	48,688
TIBCO Software, Inc.*	17,830	127,841
TiVo, Inc.*	10,400	108,992
Tyler Technologies, Inc.*	4,490	70,134
Ultimate Software Group, Inc.*	2,500	60,600
VASCO Data Security International, Inc.*	2,796	20,439
Wind River Systems, Inc.*	6,950	79,647

		3,408,417

Total Information Technology		15,970,232

Materials (3.9%)
Chemicals (2.0%)
A. Schulman, Inc.	3,490	52,734
American Vanguard Corp.	2,200	24,860
Arch Chemicals, Inc.	2,530	62,213
Balchem Corp.	1,860	45,607
Calgon Carbon Corp.*	5,500	76,395
GenTek, Inc.*	1,140	25,456
H.B. Fuller Co.	4,910	92,161
Hawkins, Inc.	1,050	23,709
ICO, Inc.*	3,010	8,187
Innophos Holdings, Inc.	1,510	25,504
Innospec, Inc.	3,970	42,678
Koppers Holdings, Inc.	2,130	56,168
Landec Corp.*	2,080	14,123
LSB Industries, Inc.*	3,030	48,995
Minerals Technologies, Inc.	1,910	68,798
NewMarket Corp.	1,380	92,915
NL Industries, Inc.	3,350	24,723
Olin Corp.	7,610	90,483
OM Group, Inc.*	3,110	90,252
PolyOne Corp.*	15,850	42,954
Quaker Chemical Corp.	800	10,632
Rockwood Holdings, Inc.*	5,190	75,982
Sensient Technologies Corp.	4,870	109,916
ShengdaTech, Inc.*	8,000	30,160
Solutia, Inc.*	9,600	55,296
Spartech Corp.	4,090	37,587
Stepan Co.	930	41,069
W.R. Grace & Co.*	7,330	90,672
Westlake Chemical Corp.	1,960	39,964
Zep, Inc.	2,945	35,487
Zoltek Cos., Inc.*	4,230	41,116

		1,576,796

Construction Materials (0.1%)
Texas Industries, Inc.	2,400	75,264
United States Lime & Minerals, Inc.*	600	25,452

		100,716

Containers & Packaging (0.5%)
AEP Industries, Inc.*	950	25,071
Bway Holding Co.*	1,900	33,307
Graphic Packaging Holding Co.*	11,300	20,679

See Notes to Financial Statements. 184

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Myers Industries, Inc.	5,050	$42,016
Rock-Tenn Co., Class A	3,870	147,679
Silgan Holdings, Inc.	2,800	137,284

		406,036

Metals & Mining (0.9%)
Allied Nevada Gold Corp.*	4,580	36,915
AMCOL International Corp.	2,780	59,992
Brush Engineered Materials, Inc.*	2,890	48,407
Century Aluminum Co.*	4,800	29,904
Coeur d’Alene Mines Corp.*	6,850	84,255
General Moly, Inc.*	9,950	22,089
General Steel Holdings, Inc.*	6,670	26,480
Haynes International, Inc.*	1,200	28,440
Hecla Mining Co.*	22,120	59,282
Horsehead Holding Corp.*	3,560	26,522
Kaiser Aluminum Corp.	1,510	54,224
Olympic Steel, Inc.	1,210	29,609
Redcorp Ventures Ltd.(b)*	46,400	399
RTI International Metals, Inc.*	2,320	40,994
Stillwater Mining Co.*	4,030	23,011
Universal Stainless & Alloy Products, Inc.*	470	7,647
US Gold Corp.*	10,050	26,532
Worthington Industries, Inc.	6,290	80,449

		685,151

Paper & Forest Products (0.4%)
Buckeye Technologies, Inc.*	5,020	22,540
Clearwater Paper Corp.*	1,168	29,539
Deltic Timber Corp.	855	30,327
Domtar Corp.*	4,400	72,952
Glatfelter	4,980	44,322
Louisiana-Pacific Corp.*	10,200	34,884
Neenah Paper, Inc.	3,270	28,808
Schweitzer-Mauduit International, Inc.	1,600	43,536
Wausau Paper Corp.	5,240	35,213

		342,121

Total Materials		3,110,820

Telecommunication Services (1.3%)
Diversified Telecommunication Services (1.0%)
AboveNet, Inc.*	650	52,637
Alaska Communications Systems Group, Inc.	4,400	32,208
Atlantic Tele-Network, Inc.	940	36,933
Cbeyond, Inc.*	1,940	27,839
Cincinnati Bell, Inc.*	21,890	62,168
Cogent Communications Group, Inc.*	6,390	52,078
Consolidated Communications Holdings, Inc.	2,350	27,518
D&E Communications, Inc.	2,200	22,506
Fibernet Telecom Group, Inc.*	1,800	22,356
General Communication, Inc., Class A*	4,110	28,482
Global Crossing Ltd.*	2,880	26,438
Iowa Telecommunications Services, Inc.	3,460	43,285
Neutral Tandem, Inc.*	3,470	102,434
NTELOS Holdings Corp.	3,750	69,075
PAETEC Holding Corp.*	12,580	33,966
Premiere Global Services, Inc.*	6,260	67,858
Shenandoah Telecommunications Co.	2,240	45,450

	Number of Shares	Value (Note 1)
SureWest Communications*	2,450	$25,652

		778,883

Wireless Telecommunication Services (0.3%)
Centennial Communications Corp.*	8,890	74,321
iPCS, Inc.*	1,450	21,692
Syniverse Holdings, Inc.*	7,230	115,897
USA Mobility, Inc.	1,670	21,309
Virgin Mobile USA, Inc., Class A*	5,350	21,507

		254,726

Total Telecommunication Services		1,033,609

Utilities (3.5%)
Electric Utilities (1.1%)
Allete, Inc.	2,800	80,500
Central Vermont Public Service Corp.	1,300	23,530
Cleco Corp.	6,130	137,435
El Paso Electric Co.*	4,550	63,518
Empire District Electric Co.	3,440	56,829
IDACORP, Inc.	4,600	120,244
MGE Energy, Inc.	2,250	75,487
Portland General Electric Co.	7,630	148,632
UIL Holdings Corp.	3,000	67,350
UniSource Energy Corp.	3,500	92,890
Unitil Corp.	1,150	23,713

		890,128

Gas Utilities (1.4%)
Chesapeake Utilities Corp.	750	24,398
Laclede Group, Inc.	2,210	73,217
New Jersey Resources Corp.	4,280	158,531
Nicor, Inc.	4,600	159,252
Northwest Natural Gas Co.	2,710	120,107
Piedmont Natural Gas Co., Inc.	7,490	180,584
South Jersey Industries, Inc.	3,050	106,415
Southwest Gas Corp.	4,320	95,947
WGL Holdings, Inc.	5,050	161,701

		1,080,152

Multi-Utilities (0.6%)
Avista Corp.	5,420	96,530
Black Hills Corp.	3,920	90,121
CH Energy Group, Inc.	1,620	75,654
Florida Public Utilities Co.	1,700	23,851
NorthWestern Corp.	3,650	83,074
PNM Resources, Inc.	8,800	94,248

		463,478

Water Utilities (0.4%)
American States Water Co.	1,900	65,816
Artesian Resources Corp., Class A	1,550	24,691
California Water Service Group	1,990	73,312
Connecticut Water Service, Inc.	1,100	23,859
Consolidated Water Co., Inc.	1,400	22,190
Middlesex Water Co.	1,500	21,675
Pennichuck Corp.	1,050	23,940
SJW Corp.	1,260	28,602
Southwest Water Co.	4,600	25,392
York Water Co.	1,600	24,528

		334,005

Total Utilities		2,767,763

Total Common Stocks (99.9%) (Cost $83,239,099)		79,096,357

See Notes to Financial Statements. 185

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Household Durables (0.0%)
Sealy Corp., expiring 7/2/09* (Cost $5,970)	4,290	$9,095

	Number of Warrants	Value (Note 1)
WARRANT:
Materials (0.0%)
Metals & Mining (0.0%)
Redcorp Ventures Ltd., expiring 6/26/09(b)*† (Cost $—)	23,200	102

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.1%)
JPMorgan Chase Nassau
0.000%, 7/1/09
(Amortized Cost $857,476)	$857,476	857,476

Total Investments (101.0%) (Cost/Amortized Cost $84,102,545)		79,963,030
Other Assets Less Liabilities (-1.0%)		(780,979)

Net Assets (100%)		$79,182,051

*	Non-income producing.
†	Securities (totaling $126 or 0.0% of net assets) at fair value.
(b)	Illiquid Security.

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	5	September-09	$253,158	$253,600	$442

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

See Notes to Financial Statements. 186

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$10,141,974	$–	$–	$10,141,974
Consumer Staples	2,711,980	–	–	2,711,980
Energy	3,517,165	–	–	3,517,165
Financials	15,155,696	–	24	15,155,720
Health Care	11,881,456	–	–	11,881,456
Industrials	12,805,638	–	–	12,805,638
Information Technology	15,946,292	23,940	–	15,970,232
Materials	3,110,820	–	–	3,110,820
Telecommunication Services	1,033,609	–	–	1,033,609
Utilities	2,767,763	–	–	2,767,763
Futures	442	–	–	442
Rights
Consumer Discretionary	9,095	–	–	9,095
Short-Term Investments	–	857,476	–	857,476
Warrants
Materials	–	–	102	102
Total Asset	$79,081,930	$881,416	$126	$79,963,472
Total Liability	$–	$–	$–	$–
Total	$79,081,930	$881,416	$126	$79,963,472

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	24	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$24	$—

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	102	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$102	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$126	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements. 187

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	442	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$442

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	–	*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$–

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	(8)	–	(8)
Credit contracts	–	–	–	–	–
Equity contracts	–	12,000	–	–	12,000
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$12,000	$(8)	$–	$11,992

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	442	–	–	442
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$442	$–	$–	$442

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$77,461,484
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$69,729,146

See Notes to Financial Statements. 188

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,717,948
Aggregate gross unrealized depreciation	(10,579,199)

Net unrealized depreciation	$(5,861,251)

Federal income tax cost of investments	$85,824,281

For the six months ended June 30, 2009, the Portfolio incurred approximately $1,353 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements. 189

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.             Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.             Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940 as amended, (“1940 Act”), that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.             Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
August 31, 2009

/s/ Brian Walsh
Brian Walsh
Chief Financial Officer
August 31, 2009